UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2020 through April 30, 2021.

Market Review

During the six months ended April 30, 2021, U.S. stocks, as measured by the S&P 500 Index,1 gained 28.85%. The strong returns for the period reflected a growing consensus among investors that a strong economic recovery has finally begun to take hold and that the worst days of the coronavirus (COVID-19) pandemic should soon be behind us.

Optimism was often hard to come by during the difficult months of 2020. The six-month period covered in this report followed many months of high unemployment, business lockdowns, face-mask requirements, and social-distancing measures. Along the way, governments around the world, including here in the U.S., mounted a rescue effort with unprecedented levels of monetary and fiscal support.

November 2020 marked the resolution of a contentious U.S. presidential election, a positive for markets. Then came the pivotal announcements that safe and effective COVID-19 vaccines were ready for federal approval – providing hope that a significant corner in the battle against the virus had been turned.

In late December of 2020, the U.S. Congress passed a $900 billion pandemic relief bill. For its part, the U.S. Federal Reserve (Fed) continued to maintain its ongoing policy of near-zero interest rates.

A winter resurgence of COVID-19 infections touched off a wave of new hospitalizations and deaths – more than 542,000 U.S. lives lost by winter’s end.2 New viral variants took root in the U.S., threatening to prolong the pandemic. A horrific surge of new death counts gripped India.

By the end of the period, over 101.4 million U.S. individuals – 31% of the nation’s population – had been fully vaccinated.3 Meanwhile, in Washington, Congress fast-tracked approval of the Biden administration’s $1.9 trillion economic stimulus package. A proposal for $2.3 trillion in new infrastructure spending soon followed.

As investors digested numerous new policy initiatives, rates on 10-year Treasuries rose to nearly 1.75% in mid-March, triggering a new round of market volatility and a fierce debate over a possible return of inflation. By period’s end, the question of inflation – how much and how persistent – remained unsettled, although the Fed provided assurances of a continued low-rate environment.

As we seek to move past the pandemic, it’s still vitally important to maintain a strong relationship with a financial professional, who can confidently guide you through shifting markets while helping you find a good fit within our family of funds.

Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our complete selection of mutual funds and exchange-traded funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

[2]	Wall Street Journal, 3/21/2021.
[3]	USAFacts.org, “What’s the nation’s progress on vaccinations?”.

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	28.96%	49.84%	16.07%	11.94%
Class A3	21.87%	41.60%	14.77%	11.31%
Class C2	28.43%	48.68%	15.20%	11.13%
Class C4	27.43%	47.68%	15.20%	11.13%
Class I2	29.11%	50.26%	16.39%	12.27%
Class R3[2]	28.71%	49.30%	15.68%	11.59%
Class R4[2]	28.89%	49.77%	16.03%	11.94%
Class R5[2]	29.06%	50.18%	16.38%	12.27%
Class R6[2]	29.15%	50.37%	16.50%	12.38%
Class Y2	29.10%	50.26%	16.46%	12.37%
Class F2	29.16%	50.35%	16.47%	12.31%
Russell 3000 Index	31.08%	50.92%	17.67%	14.03%
S&P 500 Index	28.85%	45.98%	17.42%	14.17%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.07%	1.07%
Class C	1.84%	1.84%
Class I	0.78%	0.78%
Class R3	1.41%	1.41%
Class R4	1.10%	1.10%
Class R5	0.80%	0.80%
Class R6	0.70%	0.70%
Class Y	0.80%	0.80%
Class F	0.70%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks are generally greater, and include additional risks, for investments in emerging markets. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.1%
Consumer Discretionary	17.0
Consumer Staples	7.6
Energy	0.6
Financials	10.9
Health Care	13.0
Industrials	13.2
Information Technology	19.3
Materials	3.2
Real Estate	4.1
Utilities	0.4

Total	97.4%

Short-Term Investments	2.2
Other Assets & Liabilities	0.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Core Equity Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 04/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	26.16%	44.71%	17.00%	14.52%
Class A3	19.22%	36.75%	15.68%	13.87%
Class C2	25.70%	43.62%	16.13%	13.68%
Class C4	24.70%	42.62%	16.13%	13.68%
Class I2	26.29%	45.07%	17.29%	14.70%
Class R3[2]	25.93%	44.20%	16.59%	14.20%
Class R4[2]	26.15%	44.70%	16.97%	14.57%
Class R5[2]	26.29%	45.03%	17.29%	14.89%
Class R6[2]	26.36%	45.20%	17.40%	14.97%
Class Y2	26.30%	45.10%	17.36%	14.94%
Class F2	26.35%	45.21%	17.38%	14.74%
S&P 500 Index	28.85%	45.98%	17.42%	14.17%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class I shares commenced operations on 03/31/2015. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.73%	0.73%
Class C	1.47%	1.47%
Class I	0.46%	0.46%
Class R3	1.07%	1.07%
Class R4	0.78%	0.78%
Class R5	0.48%	0.48%
Class R6	0.38%	0.38%
Class Y	0.48%	0.46%
Class F	0.38%	0.38%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.7%
Consumer Discretionary	10.8
Consumer Staples	6.6
Energy	1.2
Financials	12.0
Health Care	13.5
Industrials	10.0
Information Technology	25.8
Materials	1.4
Real Estate	1.7
Utilities	2.4

Total	98.1%

Short-Term Investments	1.6
Other Assets & Liabilities	0.3

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Dividend and Growth Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	34.45%	45.02%	14.56%	11.86%
Class A3	27.05%	37.05%	13.27%	11.23%
Class C2	33.98%	43.92%	13.69%	11.02%
Class C4	32.98%	42.92%	13.69%	11.02%
Class I2	34.65%	45.45%	14.85%	12.13%
Class R3[2]	34.20%	44.57%	14.16%	11.49%
Class R4[2]	34.44%	45.01%	14.51%	11.83%
Class R5[2]	34.61%	45.38%	14.85%	12.17%
Class R6[2]	34.67%	45.51%	14.96%	12.27%
Class Y2	34.69%	45.50%	14.93%	12.26%
Class F2	34.73%	45.60%	14.94%	12.17%
S&P 500 Index	28.85%	45.98%	17.42%	14.17%
Russell 1000 Value Index	36.30%	45.92%	12.15%	11.13%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.00%	1.00%
Class C	1.78%	1.78%
Class I	0.74%	0.74%
Class R3	1.36%	1.36%
Class R4	1.05%	1.05%
Class R5	0.75%	0.75%
Class R6	0.65%	0.65%
Class Y	0.74%	0.69%
Class F	0.65%	0.65%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.8%
Consumer Discretionary	6.3
Consumer Staples	5.0
Energy	4.2
Financials	20.0
Health Care	14.7
Industrials	9.3
Information Technology	17.9
Materials	3.9
Real Estate	2.3
Utilities	3.2

Total	95.6%

Short-Term Investments	4.0
Other Assets & Liabilities	0.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Equity Income Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 08/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	30.62%	38.68%	12.16%	11.19%
Class A3	23.44%	31.06%	10.90%	10.57%
Class C2	30.12%	37.63%	11.33%	10.37%
Class C4	29.12%	36.63%	11.33%	10.37%
Class I2	30.74%	39.06%	12.44%	11.48%
Class R3[2]	30.32%	38.18%	11.76%	10.81%
Class R4[2]	30.51%	38.58%	12.10%	11.14%
Class R5[2]	30.78%	39.03%	12.44%	11.48%
Class R6[2]	30.80%	39.10%	12.55%	11.59%
Class Y2	30.82%	39.08%	12.51%	11.57%
Class F2	30.80%	39.17%	12.53%	11.52%
Russell 1000 Value Index	36.30%	45.92%	12.15%	11.13%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.01%	1.01%
Class C	1.76%	1.76%
Class I	0.74%	0.74%
Class R3	1.36%	1.36%
Class R4	1.06%	1.06%
Class R5	0.77%	0.77%
Class R6	0.66%	0.66%
Class Y	0.76%	0.76%
Class F	0.66%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.2%
Consumer Discretionary	4.8
Consumer Staples	10.4
Energy	4.5
Financials	20.4
Health Care	17.9
Industrials	14.1
Information Technology	9.0
Materials	3.0
Real Estate	2.7
Utilities	6.0

Total	97.0%

Short-Term Investments	2.8
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Growth Opportunities Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 03/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	23.90%	69.06%	24.50%	17.41%
Class A3	17.08%	59.77%	23.10%	16.74%
Class C2	23.44%	67.82%	23.57%	16.56%
Class C4	22.44%	66.82%	23.57%	16.56%
Class I2	24.03%	69.51%	24.81%	17.70%
Class R3[2]	23.67%	68.47%	24.07%	17.04%
Class R4[2]	23.84%	68.97%	24.44%	17.40%
Class R5[2]	24.02%	69.46%	24.81%	17.75%
Class R6[2]	24.08%	69.63%	24.94%	17.86%
Class Y2	24.05%	69.56%	24.90%	17.85%
Class F2	24.08%	69.63%	24.91%	17.75%
Russell 3000 Growth Index	25.08%	52.41%	22.59%	16.70%
Russell 1000 Growth Index	24.31%	51.41%	22.88%	17.02%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.10%	1.10%
Class C	1.85%	1.85%
Class I	0.82%	0.82%
Class R3	1.43%	1.43%
Class R4	1.13%	1.13%
Class R5	0.84%	0.84%
Class R6	0.74%	0.74%
Class Y	0.82%	0.82%
Class F	0.74%	0.74%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	16.8%
Consumer Discretionary	30.9
Consumer Staples	1.8
Financials	3.3
Health Care	16.2
Industrials	5.7
Information Technology	25.2
Real Estate	0.1

Total	100.0%

Short-Term Investments	0.5
Other Assets & Liabilities	(0.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford Healthcare Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	17.45%	29.06%	15.25%	15.87%
Class A3	10.99%	21.96%	13.96%	15.21%
Class C2	17.05%	28.11%	14.40%	15.02%
Class C4	16.05%	27.11%	14.40%	15.02%
Class I2	17.63%	29.40%	15.57%	16.21%
Class R3[2]	17.28%	28.64%	14.89%	15.53%
Class R4[2]	17.45%	29.04%	15.23%	15.88%
Class R5[2]	17.62%	29.40%	15.58%	16.22%
Class R6[2]	17.68%	29.53%	15.68%	16.34%
Class Y2	17.65%	29.48%	15.66%	16.32%
Class F2	17.68%	29.54%	15.67%	16.25%
S&P Composite 1500 Health Care Index	21.04%	25.33%	14.36%	15.54%
S&P 500 Index	28.85%	45.98%	17.42%	14.17%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 02/28/2019. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.27%	1.27%
Class C	2.04%	2.04%
Class I	0.99%	0.99%
Class R3	1.60%	1.60%
Class R4	1.30%	1.30%
Class R5	1.00%	1.00%
Class R6	0.90%	0.90%
Class Y	1.00%	1.00%
Class F	0.90%	0.90%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.

Composition by Subsector(1)

as of 04/30/2021

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	21.5%
Consumer Finance	0.1
Diversified Telecommunication Services	0.3
Health Care Equipment & Supplies	24.1
Health Care Providers & Services	17.8
Insurance	0.3
Life Sciences Tools & Services	11.9
Pharmaceuticals	23.0

Total	99.0%

Short-Term Investments	4.4
Other Assets & Liabilities	(3.4)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

7

The Hartford MidCap Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	35.48%	54.49%	17.76%	13.45%
Class A3	28.02%	45.99%	16.43%	12.81%
Class C2	35.02%	53.34%	16.88%	12.62%
Class C4	34.02%	52.34%	16.88%	12.62%
Class I2	35.65%	54.90%	18.04%	13.72%
Class R3[2]	35.26%	53.92%	17.35%	13.08%
Class R4[2]	35.48%	54.43%	17.72%	13.43%
Class R5[2]	35.66%	54.91%	18.08%	13.77%
Class R6[2]	35.74%	55.03%	18.18%	13.89%
Class Y2	35.73%	54.96%	18.15%	13.87%
Class F2	35.73%	55.01%	18.14%	13.77%
S&P MidCap 400 Index	44.34%	67.90%	15.10%	12.11%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.87%	1.87%
Class I	0.88%	0.87%
Class R3	1.47%	1.47%
Class R4	1.17%	1.17%
Class R5	0.85%	0.85%
Class R6	0.75%	0.75%
Class Y	0.86%	0.79%
Class F	0.75%	0.75%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements if any. Net expenses reflect such arrangements only with respect to Classes I and Y and in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.7%
Consumer Discretionary	11.2
Consumer Staples	2.3
Energy	0.1
Financials	11.6
Health Care	20.1
Industrials	14.8
Information Technology	25.7
Materials	2.2
Real Estate	6.1
Utilities	3.2

Total	100.0%

Short-Term Investments	1.2
Other Assets & Liabilities	(1.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford MidCap Value Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	45.05%	55.09%	10.78%	9.46%
Class A3	37.07%	46.56%	9.53%	8.84%
Class C2	44.41%	53.80%	9.95%	8.66%
Class C4	43.41%	52.80%	9.95%	8.66%
Class I2	45.24%	55.57%	11.09%	9.80%
Class R3[2]	44.93%	54.63%	10.46%	9.17%
Class R4[2]	45.12%	55.10%	10.81%	9.51%
Class R5[2]	45.28%	55.58%	11.14%	9.83%
Class Y2	45.31%	55.71%	11.20%	9.92%
Class F2	45.40%	55.87%	11.22%	9.87%
Russell Midcap Value Index	41.41%	60.70%	12.18%	11.31%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.26%	1.26%
Class C	2.03%	2.03%
Class I	0.91%	0.91%
Class R3	1.54%	1.54%
Class R4	1.24%	1.24%
Class R5	0.92%	0.92%
Class Y	0.92%	0.92%
Class F	0.82%	0.82%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.8%
Consumer Discretionary	12.7
Consumer Staples	2.9
Energy	1.8
Financials	20.4
Health Care	9.3
Industrials	19.1
Information Technology	8.4
Materials	7.1
Real Estate	9.4
Utilities	5.2

Total	98.1%

Short-Term Investments	1.3
Other Assets & Liabilities	0.6

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Quality Value Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 01/02/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	34.98%	43.13%	11.86%	9.70%
Class A3	27.56%	35.26%	10.60%	9.08%
Class C2	34.42%	41.97%	11.01%	8.87%
Class C4	33.42%	40.97%	11.01%	8.87%
Class I2	35.20%	43.64%	12.22%	10.05%
Class R3[2]	34.80%	42.80%	11.55%	9.41%
Class R4[2]	35.02%	43.18%	11.89%	9.76%
Class R5[2]	35.21%	43.61%	12.22%	10.07%
Class R6[2]	35.27%	43.81%	12.34%	10.15%
Class Y2	35.18%	43.65%	12.26%	10.11%
Class F2	35.31%	43.79%	12.31%	10.09%
Russell 1000 Value Index	36.30%	45.92%	12.15%	11.13%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

The returns include the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy prior to 11/01/2017.

Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.03%	0.96%
Class C	1.82%	1.71%
Class I	0.67%	0.66%
Class R3	1.29%	1.18%
Class R4	0.98%	0.88%
Class R5	0.69%	0.63%
Class R6	0.58%	0.46%
Class Y	0.68%	0.57%
Class F	0.58%	0.46%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.1%
Consumer Discretionary	7.4
Consumer Staples	5.6
Energy	5.6
Financials	22.8
Health Care	14.5
Industrials	13.4
Information Technology	9.4
Materials	4.2
Real Estate	4.3
Utilities	5.0

Total	97.3%

Short-Term Investments	1.5
Other Assets & Liabilities	1.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

The Hartford Small Cap Growth Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 01/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	35.11%	65.04%	18.23%	12.97%
Class A3	27.68%	55.96%	16.90%	12.33%
Class C2	34.61%	63.92%	17.43%	12.19%
Class C4	33.61%	62.92%	17.43%	12.19%
Class I2	35.34%	65.65%	18.63%	13.34%
Class R3[2]	34.91%	64.63%	17.92%	12.70%
Class R4[2]	35.10%	65.09%	18.28%	13.04%
Class R5[2]	35.32%	65.60%	18.64%	13.39%
Class R6[2]	35.38%	65.78%	18.76%	13.48%
Class Y2	35.34%	65.70%	18.72%	13.48%
Class F2	35.38%	65.78%	18.73%	13.39%
Russell 2000 Growth Index	37.84%	69.15%	18.89%	12.86%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.26%	1.26%
Class C	1.90%	1.90%
Class I	0.85%	0.85%
Class R3	1.49%	1.49%
Class R4	1.19%	1.19%
Class R5	0.89%	0.89%
Class R6	0.77%	0.77%
Class Y	0.88%	0.83%
Class F	0.77%	0.77%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.8%
Consumer Discretionary	15.3
Consumer Staples	3.6
Financials	5.0
Health Care	30.5
Industrials	15.6
Information Technology	21.8
Materials	2.2
Real Estate	4.0

Total	99.8%

Short-Term Investments	0.8
Other Assets & Liabilities	(0.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Small Cap Value Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 01/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	66.02%	90.36%	13.37%	9.85%
Class A3	56.89%	79.89%	12.09%	9.23%
Class C2	65.43%	88.76%	12.53%	9.03%
Class C4	64.43%	87.76%	12.53%	9.03%
Class I2	66.37%	90.95%	13.75%	10.07%
Class R3[2]	66.03%	90.10%	13.17%	9.68%
Class R4[2]	66.06%	90.40%	13.44%	9.96%
Class R5[2]	66.35%	91.05%	13.80%	10.29%
Class R6[2]	66.51%	91.23%	13.88%	10.34%
Class Y2	66.27%	91.00%	13.84%	10.32%
Class F2	66.46%	91.06%	13.85%	10.12%
Russell 2000 Value Index	59.17%	78.96%	13.54%	10.10%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class I shares commenced operations on 03/31/2015. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 09/30/2011. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance prior to 11/01/2018 reflects when the Fund pursued different strategies.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 06/04/2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.41%	1.30%
Class C	2.15%	2.05%
Class I	1.04%	1.00%
Class R3	1.63%	1.50%
Class R4	1.33%	1.20%
Class R5	1.03%	0.90%
Class R6	0.92%	0.80%
Class Y	1.02%	0.85%
Class F	0.91%	0.80%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.7%
Consumer Discretionary	12.8
Consumer Staples	6.7
Financials	35.0
Health Care	6.1
Industrials	16.9
Information Technology	11.4
Materials	2.9
Real Estate	1.7
Utilities	3.4

Total	98.6%

Short-Term Investments	2.0
Other Assets & Liabilities	(0.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

The Hartford Small Company Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	32.57%	83.82%	24.14%	13.46%
Class A3	25.28%	73.71%	22.74%	12.82%
Class C2	32.03%	82.24%	23.17%	12.62%
Class C4	31.03%	81.24%	23.17%	12.62%
Class I2	32.77%	84.33%	24.48%	13.75%
Class R3[2]	32.37%	83.34%	23.87%	13.23%
Class R4[2]	32.57%	83.86%	24.24%	13.57%
Class R5[2]	32.81%	84.44%	24.62%	13.92%
Class R6[2]	32.82%	84.59%	24.69%	14.00%
Class Y2	32.80%	84.45%	24.65%	13.99%
Class F2	32.85%	84.63%	24.63%	13.82%
Russell 2000 Growth Index	37.84%	69.15%	18.89%	12.86%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.32%	1.32%
Class C	2.14%	2.14%
Class I	1.00%	1.00%
Class R3	1.61%	1.61%
Class R4	1.30%	1.30%
Class R5	1.01%	1.01%
Class R6	0.90%	0.90%
Class Y	0.96%	0.96%
Class F	0.90%	0.90%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.0%
Consumer Discretionary	22.2
Consumer Staples	1.2
Financials	3.2
Health Care	28.4
Industrials	14.7
Information Technology	21.5
Real Estate	3.7

Total	96.9%

Short-Term Investments	3.9
Other Assets & Liabilities	(0.8)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Domestic Equity Funds

Benchmark Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

14

Hartford Domestic Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2020 through April 30, 2021. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio
The Hartford Capital Appreciation Fund

Class A	$1,000.00	$1,289.30	$5.90	$1,000.00	$1,019.64	$5.21	1.04%
Class C	$1,000.00	$1,284.30	$10.36	$1,000.00	$1,015.72	$9.15	1.83%
Class I	$1,000.00	$1,291.10	$4.37	$1,000.00	$1,020.98	$3.86	0.77%
Class R3	$1,000.00	$1,286.90	$7.94	$1,000.00	$1,017.85	$7.00	1.40%
Class R4	$1,000.00	$1,288.90	$6.24	$1,000.00	$1,019.34	$5.51	1.10%
Class R5	$1,000.00	$1,290.60	$4.54	$1,000.00	$1,020.83	$4.01	0.80%
Class R6	$1,000.00	$1,291.50	$3.92	$1,000.00	$1,021.37	$3.46	0.69%
Class Y	$1,000.00	$1,291.00	$4.37	$1,000.00	$1,020.98	$3.86	0.77%
Class F	$1,000.00	$1,291.60	$3.92	$1,000.00	$1,021.37	$3.46	0.69%

Hartford Core Equity Fund

Class A	$1,000.00	$1,261.60	$3.87	$1,000.00	$1,021.37	$3.46	0.69%
Class C	$1,000.00	$1,256.60	$8.11	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,262.90	$2.47	$1,000.00	$1,022.61	$2.21	0.44%
Class R3	$1,000.00	$1,259.30	$5.88	$1,000.00	$1,019.59	$5.26	1.05%
Class R4	$1,000.00	$1,261.50	$3.93	$1,000.00	$1,021.32	$3.51	0.70%
Class R5	$1,000.00	$1,262.90	$2.58	$1,000.00	$1,022.51	$2.31	0.46%
Class R6	$1,000.00	$1,263.60	$2.02	$1,000.00	$1,023.01	$1.81	0.36%
Class Y	$1,000.00	$1,263.00	$2.47	$1,000.00	$1,022.61	$2.21	0.44%
Class F	$1,000.00	$1,263.50	$2.02	$1,000.00	$1,023.01	$1.81	0.36%

15

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio

The Hartford Dividend and Growth Fund

Class A	$1,000.00	$1,344.50	$5.64	$1,000.00	$1,019.98	$4.86	0.97%
Class C	$1,000.00	$1,339.80	$10.21	$1,000.00	$1,016.07	$8.80	1.76%
Class I	$1,000.00	$1,346.50	$4.13	$1,000.00	$1,021.27	$3.56	0.71%
Class R3	$1,000.00	$1,342.00	$7.72	$1,000.00	$1,018.20	$6.66	1.33%
Class R4	$1,000.00	$1,344.40	$6.05	$1,000.00	$1,019.64	$5.21	1.04%
Class R5	$1,000.00	$1,346.10	$4.19	$1,000.00	$1,021.22	$3.61	0.72%
Class R6	$1,000.00	$1,346.70	$3.67	$1,000.00	$1,021.67	$3.16	0.63%
Class Y	$1,000.00	$1,346.90	$3.90	$1,000.00	$1,021.47	$3.36	0.67%
Class F	$1,000.00	$1,347.30	$3.67	$1,000.00	$1,021.67	$3.16	0.63%

The Hartford Equity Income Fund

Class A	$1,000.00	$1,306.20	$5.60	$1,000.00	$1,019.94	$4.91	0.98%
Class C	$1,000.00	$1,301.20	$9.99	$1,000.00	$1,016.12	$8.75	1.75%
Class I	$1,000.00	$1,307.40	$4.18	$1,000.00	$1,021.18	$3.66	0.73%
Class R3	$1,000.00	$1,303.20	$7.71	$1,000.00	$1,018.10	$6.76	1.35%
Class R4	$1,000.00	$1,305.10	$6.00	$1,000.00	$1,019.59	$5.26	1.05%
Class R5	$1,000.00	$1,307.80	$4.23	$1,000.00	$1,021.13	$3.71	0.74%
Class R6	$1,000.00	$1,308.00	$3.72	$1,000.00	$1,021.57	$3.26	0.65%
Class Y	$1,000.00	$1,308.20	$4.12	$1,000.00	$1,021.22	$3.61	0.72%
Class F	$1,000.00	$1,308.00	$3.72	$1,000.00	$1,021.57	$3.26	0.65%

The Hartford Growth Opportunities Fund

Class A	$1,000.00	$1,239.00	$5.88	$1,000.00	$1,019.54	$5.31	1.06%
Class C	$1,000.00	$1,234.40	$10.14	$1,000.00	$1,015.72	$9.15	1.83%
Class I	$1,000.00	$1,240.30	$4.50	$1,000.00	$1,020.78	$4.06	0.81%
Class R3	$1,000.00	$1,236.70	$7.99	$1,000.00	$1,017.65	$7.20	1.44%
Class R4	$1,000.00	$1,238.40	$6.33	$1,000.00	$1,019.14	$5.71	1.14%
Class R5	$1,000.00	$1,240.40	$4.67	$1,000.00	$1,020.63	$4.21	0.84%
Class R6	$1,000.00	$1,240.90	$4.06	$1,000.00	$1,021.18	$3.66	0.73%
Class Y	$1,000.00	$1,240.50	$4.44	$1,000.00	$1,020.83	$4.01	0.80%
Class F	$1,000.00	$1,240.80	$4.06	$1,000.00	$1,021.18	$3.66	0.73%

The Hartford Healthcare Fund

Class A	$1,000.00	$1,174.50	$6.74	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,170.50	$10.87	$1,000.00	$1,014.78	$10.09	2.02%
Class I	$1,000.00	$1,176.30	$5.29	$1,000.00	$1,019.94	$4.91	0.98%
Class R3	$1,000.00	$1,172.80	$8.62	$1,000.00	$1,016.86	$8.00	1.60%
Class R4	$1,000.00	$1,174.50	$6.96	$1,000.00	$1,018.40	$6.46	1.29%
Class R5	$1,000.00	$1,176.20	$5.34	$1,000.00	$1,019.89	$4.96	0.99%
Class R6	$1,000.00	$1,176.80	$4.80	$1,000.00	$1,020.38	$4.46	0.89%
Class Y	$1,000.00	$1,176.50	$5.18	$1,000.00	$1,020.03	$4.81	0.96%
Class F	$1,000.00	$1,176.80	$4.80	$1,000.00	$1,020.38	$4.46	0.89%

The Hartford MidCap Fund

Class A	$1,000.00	$1,354.80	$6.31	$1,000.00	$1,019.44	$5.41	1.08%
Class C	$1,000.00	$1,350.20	$10.72	$1,000.00	$1,015.67	$9.20	1.84%
Class I	$1,000.00	$1,356.50	$4.91	$1,000.00	$1,020.63	$4.21	0.84%
Class R3	$1,000.00	$1,352.60	$8.40	$1,000.00	$1,017.65	$7.20	1.44%
Class R4	$1,000.00	$1,354.80	$6.54	$1,000.00	$1,019.24	$5.61	1.12%
Class R5	$1,000.00	$1,356.60	$4.85	$1,000.00	$1,020.68	$4.16	0.83%
Class R6	$1,000.00	$1,357.40	$4.33	$1,000.00	$1,021.13	$3.71	0.74%
Class Y	$1,000.00	$1,357.30	$4.50	$1,000.00	$1,020.98	$3.86	0.77%
Class F	$1,000.00	$1,357.30	$4.33	$1,000.00	$1,021.13	$3.71	0.74%

16

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio

The Hartford MidCap Value Fund

Class A	$1,000.00	$1,450.50	$7.23	$1,000.00	$1,018.89	$5.96	1.19%
Class C	$1,000.00	$1,444.10	$11.94	$1,000.00	$1,015.03	$9.84	1.97%
Class I	$1,000.00	$1,452.40	$5.23	$1,000.00	$1,020.53	$4.31	0.86%
Class R3	$1,000.00	$1,449.30	$8.99	$1,000.00	$1,017.46	$7.40	1.48%
Class R4	$1,000.00	$1,451.20	$7.23	$1,000.00	$1,018.89	$5.96	1.19%
Class R5	$1,000.00	$1,452.80	$5.35	$1,000.00	$1,020.43	$4.41	0.88%
Class Y	$1,000.00	$1,453.10	$5.23	$1,000.00	$1,020.53	$4.31	0.86%
Class F	$1,000.00	$1,454.00	$4.75	$1,000.00	$1,020.93	$3.91	0.78%

Hartford Quality Value Fund

Class A	$1,000.00	$1,349.80	$5.42	$1,000.00	$1,020.18	$4.66	0.93%
Class C	$1,000.00	$1,344.20	$9.88	$1,000.00	$1,016.36	$8.50	1.70%
Class I	$1,000.00	$1,352.00	$3.50	$1,000.00	$1,021.82	$3.01	0.60%
Class R3	$1,000.00	$1,348.00	$6.75	$1,000.00	$1,019.04	$5.81	1.16%
Class R4	$1,000.00	$1,350.20	$5.07	$1,000.00	$1,020.48	$4.36	0.87%
Class R5	$1,000.00	$1,352.10	$3.50	$1,000.00	$1,021.82	$3.01	0.60%
Class R6	$1,000.00	$1,352.70	$2.68	$1,000.00	$1,022.51	$2.31	0.46%
Class Y	$1,000.00	$1,351.80	$3.32	$1,000.00	$1,021.97	$2.86	0.57%
Class F	$1,000.00	$1,353.10	$2.68	$1,000.00	$1,022.51	$2.31	0.46%

The Hartford Small Cap Growth Fund

Class A	$1,000.00	$1,350.90	$6.94	$1,000.00	$1,018.89	$5.96	1.19%
Class C	$1,000.00	$1,346.10	$11.17	$1,000.00	$1,015.27	$9.59	1.92%
Class I	$1,000.00	$1,353.20	$4.84	$1,000.00	$1,020.68	$4.16	0.83%
Class R3	$1,000.00	$1,349.10	$8.50	$1,000.00	$1,017.56	$7.30	1.46%
Class R4	$1,000.00	$1,350.80	$6.88	$1,000.00	$1,018.94	$5.91	1.18%
Class R5	$1,000.00	$1,352.90	$4.96	$1,000.00	$1,020.58	$4.26	0.85%
Class R6	$1,000.00	$1,353.80	$4.44	$1,000.00	$1,021.03	$3.81	0.76%
Class Y	$1,000.00	$1,353.40	$4.73	$1,000.00	$1,020.78	$4.06	0.81%
Class F	$1,000.00	$1,353.80	$4.44	$1,000.00	$1,021.03	$3.81	0.76%

Hartford Small Cap Value Fund

Class A	$1,000.00	$1,660.20	$8.44	$1,000.00	$1,018.45	$6.41	1.28%
Class C	$1,000.00	$1,654.30	$13.36	$1,000.00	$1,014.73	$10.14	2.03%
Class I	$1,000.00	$1,663.70	$6.01	$1,000.00	$1,020.28	$4.56	0.91%
Class R3	$1,000.00	$1,658.40	$8.77	$1,000.00	$1,018.20	$6.66	1.33%
Class R4	$1,000.00	$1,660.60	$7.85	$1,000.00	$1,018.89	$5.96	1.19%
Class R5	$1,000.00	$1,663.50	$5.94	$1,000.00	$1,020.33	$4.51	0.90%
Class R6	$1,000.00	$1,665.10	$5.29	$1,000.00	$1,020.83	$4.01	0.80%
Class Y	$1,000.00	$1,662.70	$5.61	$1,000.00	$1,020.58	$4.26	0.85%
Class F	$1,000.00	$1,664.60	$5.29	$1,000.00	$1,020.83	$4.01	0.80%

The Hartford Small Company Fund

Class A	$1,000.00	$1,325.70	$6.98	$1,000.00	$1,018.79	$6.06	1.21%
Class C	$1,000.00	$1,320.30	$11.85	$1,000.00	$1,014.58	$10.29	2.06%
Class I	$1,000.00	$1,328.10	$5.37	$1,000.00	$1,020.18	$4.66	0.93%
Class R3	$1,000.00	$1,323.70	$8.87	$1,000.00	$1,017.16	$7.70	1.54%
Class R4	$1,000.00	$1,325.70	$7.27	$1,000.00	$1,018.55	$6.31	1.26%
Class R5	$1,000.00	$1,328.10	$5.43	$1,000.00	$1,020.13	$4.71	0.94%
Class R6	$1,000.00	$1,328.50	$4.91	$1,000.00	$1,020.58	$4.26	0.85%
Class Y	$1,000.00	$1,328.40	$5.20	$1,000.00	$1,020.33	$4.51	0.90%
Class F	$1,000.00	$1,328.50	$4.91	$1,000.00	$1,020.58	$4.26	0.85%

17

The Hartford Capital Appreciation Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Automobiles & Components - 0.3%
175,359	Thor Industries, Inc.	$24,829,081

	Banks - 2.5%
1,866,355	Bank of America Corp.	75,643,368
165,890	JP Morgan Chase & Co.	25,515,541
470,382	Western Alliance Bancorp	49,423,037
791,239	Zions Bancorp NA	44,151,136

		194,733,082

	Capital Goods - 7.2%
503,398	AerCap Holdings N.V.(1)	29,322,934
125,280	Caterpillar, Inc.	28,577,621
783,668	Colfax Corp.(1)	35,413,957
358,597	Emerson Electric Co.	32,449,443
96,539	General Dynamics Corp.	18,364,614
806,800	HF Global, Inc.(2)(3)	16,337,700
482,345	Ingersoll Rand, Inc.(1)	23,832,666
861,121	JELD-WEN Holding, Inc.(1)	25,118,900
402,262	Johnson Controls International plc	25,077,013
543,450	Kennametal, Inc.	21,824,952
208,535	Lockheed Martin Corp.	79,360,080
200,101	Middleby Corp.(1)	36,282,313
239,826	Northrop Grumman Corp.	85,003,927
301,256	Raytheon Technologies Corp.	25,076,549
435,743	SPX FLOW, Inc.	29,016,126
591,273	Westinghouse Air Brake Technologies Corp.	48,525,775

		559,584,570

	Commercial & Professional Services - 2.2%
355,286	Clean Harbors, Inc.(1)	31,606,243
327,348	Copart, Inc.(1)	40,758,100
29,308	CoStar Group, Inc.(1)	25,041,634
448,558	Leidos Holdings, Inc.	45,429,954
218,951	Waste Management, Inc.	30,208,669

		173,044,600

	Consumer Durables & Apparel - 3.9%
211,010	Carter’s, Inc.	22,955,778
170,063	Garmin Ltd.	23,339,446
259,020	Lennar Corp. Class A	26,834,472
133,728	Lululemon Athletica, Inc.(1)	44,834,987
461,649	NIKE, Inc. Class B	61,223,890
4,739	NVR, Inc.(1)	23,780,776
223,961	Polaris, Inc.	31,361,259
595,224	Steven Madden Ltd.	24,207,760
551,823	Under Armour, Inc. Class A(1)	13,414,817
1,235,250	Under Armour, Inc. Class C(1)	24,593,828
101,582	VF Corp.	8,904,678

		305,451,691

	Consumer Services - 6.2%
757,666	Aramark	29,450,477
832,654	Bloomin’ Brands, Inc.(1)	26,311,866
31,502	Booking Holdings, Inc.(1)	77,686,452
190,720	Chegg, Inc.(1)	17,227,738
21,365	Chipotle Mexican Grill, Inc.(1)	31,877,221
615,662	DraftKings, Inc. Class A(1)	34,883,409
608,008	Las Vegas Sands Corp.	37,246,570
395,347	McDonald’s Corp.	93,333,520
413,947	Penn National Gaming, Inc.(1)	36,890,957
550,116	Six Flags Entertainment Corp.(1)	25,844,450
229,452	Starbucks Corp.	26,269,959
293,051	Wyndham Hotels & Resorts, Inc.	21,424,959
201,721	Yum! Brands, Inc.	24,109,694

		482,557,272

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Diversified Financials - 3.8%
857,744	American Express Co.	$131,535,042
597,962	Bank of New York Mellon Corp.	29,826,345
30,434	BlackRock, Inc.	24,934,576
241,384	Charles Schwab Corp.	16,993,434
33,400	Coinbase Global, Inc. Class A(1)	9,941,176
414,235	Synchrony Financial	18,118,639
336,455	Tradeweb Markets, Inc. Class A	27,347,062
558,932	Voya Financial, Inc.	37,906,768

		296,603,042

	Energy - 0.6%
528,591	Diamondback Energy, Inc.	43,201,742

	Food & Staples Retailing - 0.8%
833,166	U.S. Foods Holding Corp.(1)	34,543,063
183,896	Walmart, Inc.	25,728,889

		60,271,952

	Food, Beverage & Tobacco - 5.3%
422,029	Altria Group, Inc.	20,151,885
1,162,514	Coca-Cola Co.	62,752,506
252,133	Constellation Brands, Inc. Class A	60,592,602
1,847,077	Diageo plc	82,917,806
436,400	General Mills, Inc.	26,559,304
251,377	Lamb Weston Holdings, Inc.	20,235,848
491,023	Mondelez International, Inc. Class A	29,859,109
493,659	PepsiCo., Inc.	71,165,881
420,222	Philip Morris International, Inc.	39,921,090

		414,156,031

	Health Care Equipment & Services - 8.8%
63,770	ABIOMED, Inc.(1)	20,452,952
362,626	Acadia Healthcare Co., Inc.(1)	22,091,176
105,100	agilon health, Inc.(1)	3,313,803
72,686	Align Technology, Inc.(1)	43,286,694
592,054	Baxter International, Inc.	50,733,107
56,735	Becton Dickinson and Co.	14,116,235
375,598	Boston Scientific Corp.(1)	16,376,073
257,973	Cerner Corp.	19,360,874
192,792	Danaher Corp.	48,957,600
95,706	DexCom, Inc.(1)	36,952,087
385,115	Encompass Health Corp.	32,680,859
438,437	GoodRx Holdings, Inc. Class A(1)(4)	17,541,864
119,024	Insulet Corp.(1)	35,138,265
130,576	Laboratory Corp. of America Holdings(1)	34,716,241
662,768	Medtronic plc	86,769,587
124,563	Molina Healthcare, Inc.(1)	31,776,021
1,733,304	Multiplan Corp.(1)(4)	12,878,449
291,044	Oak Street Health, Inc.(1)	17,937,042
64,170	Teleflex, Inc.	27,110,542
220,985	UnitedHealth Group, Inc.	88,128,818
74,950	Veeva Systems, Inc. Class A(1)	21,169,627

		681,487,916

	Household & Personal Products - 1.5%
895,162	Colgate-Palmolive Co.	72,239,573
85,767	Kimberly-Clark Corp.	11,434,457
225,951	Procter & Gamble Co.	30,146,382

		113,820,412

	Insurance - 4.5%
995,025	Aflac, Inc.	53,462,693
32,368	Alleghany Corp.(1)	21,976,901
250,809	Assurant, Inc.	39,025,881
424,583	Chubb Ltd.	72,854,197
1,053,906	CNO Financial Group, Inc.	26,906,220
126,010	Globe Life, Inc.	12,914,765

The accompanying notes are an integral part of these financial statements.

18

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Insurance - 4.5% - (continued)
183,343	Hanover Insurance Group, Inc.	$25,358,170
693,205	Marsh & McLennan Cos., Inc.	94,067,919

		346,566,746

	Materials - 3.2%
336,804	Barrick Gold Corp.	7,157,085
222,542	Celanese Corp.	34,861,204
211,065	Ecolab, Inc.	47,303,888
464,668	FMC Corp.	54,942,344
351,500	Linde plc	100,472,760

		244,737,281

	Media & Entertainment - 7.9%
442,386	Activision Blizzard, Inc.	40,341,179
83,105	Alphabet, Inc. Class A(1)	195,587,618
313,007	Facebook, Inc. Class A(1)	101,752,316
150,677	Match Group, Inc.(1)	23,449,862
608,487	Omnicom Group, Inc.	50,054,141
292,112	Pinterest, Inc. Class A(1)	19,387,473
53,792	Roku, Inc.(1)	18,449,042
755,926	Snap, Inc. Class A(1)	46,731,345
133,368	Spotify Technology S.A.(1)	33,624,740
583,990	Twitter, Inc.(1)	32,247,928
254,905	Walt Disney Co.(1)	47,417,428

		609,043,072

	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
190,871	Allakos, Inc.(1)	20,827,844
23,031	Biogen, Inc.(1)	6,156,877
468,453	ChemoCentryx, Inc.(1)	22,640,334
444,275	Elanco Animal Health, Inc.(1)	14,087,960
108,566	Exact Sciences Corp.(1)	14,311,170
313,491	Heron Therapeutics, Inc.(1)	5,479,823
67,186	Illumina, Inc.(1)	26,393,348
519,818	Johnson & Johnson	84,589,983
154,069	Kodiak Sciences, Inc.(1)	18,617,698
1,784,880	Pfizer, Inc.	68,985,612
442,653	PTC Therapeutics, Inc.(1)	18,241,730
51,565	Reata Pharmaceuticals, Inc. Class A(1)	5,228,691
11,100	Sana Biotechnology, Inc.(1)	238,650
98,307	Vertex Pharmaceuticals, Inc.(1)	21,450,587

		327,250,307

	Real Estate - 4.0%
102,496	Alexandria Real Estate Equities, Inc. REIT	18,562,026
90,657	American Tower Corp. REIT	23,096,684
687,782	Americold Realty Trust REIT	27,779,515
161,165	Crown Castle International Corp. REIT	30,469,855
693,863	Gaming and Leisure Properties, Inc. REIT	32,257,691
269,213	Prologis, Inc. REIT	31,371,391
121,690	Public Storage REIT	34,214,360
218,017	Redfin Corp.(1)	15,431,243
405,937	Ryman Hospitality Properties, Inc. REIT	31,926,945
804,108	STORE Capital Corp. REIT	28,779,025
1,268,019	VICI Properties, Inc. REIT	40,196,202

		314,084,937

	Retailing - 6.2%
89,572	Alibaba Group Holding Ltd. ADR(1)	20,686,653
43,121	Amazon.com, Inc.(1)	149,518,618
14,826	AutoZone, Inc.(1)	21,707,043
225,950	Chewy, Inc. Class A(1)(4)	18,012,734
129,123	Dollar General Corp.	27,729,164
84,995	Etsy, Inc.(1)	16,896,156
63,840	Five Below, Inc.(1)	12,849,077
10,615	JAND, Inc. Class A(1)(2)(3)(5)	242,341
115,559	Lowe’s Cos., Inc.	22,678,454

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Retailing - 6.2% - (continued)
82,731	Ollie’s Bargain Outlet Holdings, Inc.(1)	$7,633,589
287,980	Ross Stores, Inc.	37,708,101
1,770,261	TJX Cos., Inc.	125,688,531
316,327	Tory Burch LLC(1)(2)(3)(5)	15,569,599

		476,920,060

	Semiconductors & Semiconductor Equipment - 3.2%
803,135	Advanced Micro Devices, Inc.(1)	65,551,879
146,768	First Solar, Inc.(1)	11,232,155
665,332	Marvell Technology, Inc.	30,079,660
275,993	MKS Instruments, Inc.	49,433,106
24,350	NVIDIA Corp.	14,619,253
101,939	Skyworks Solutions, Inc.	18,484,599
52,747	SolarEdge Technologies, Inc.(1)	13,900,944
153,125	Texas Instruments, Inc.	27,640,594
73,481	Universal Display Corp.	16,436,965

		247,379,155

	Software & Services - 12.3%
151,069	Accenture plc Class A	43,805,478
227,699	ANSYS, Inc.(1)	83,260,416
102,940	Avalara, Inc.(1)	14,587,627
62,921	Fair Isaac Corp.(1)	32,807,639
223,032	FleetCor Technologies, Inc.(1)	64,170,767
606,671	Genpact Ltd.	28,835,073
214,834	Global Payments, Inc.	46,109,821
248,916	GoDaddy, Inc. Class A(1)	21,610,887
151,079	Guidewire Software, Inc.(1)	15,940,345
486,065	International Business Machines Corp.	68,962,902
150,933	Mastercard, Inc. Class A	57,665,462
415,617	Medallia, Inc.(1)	12,256,545
217,616	Microsoft Corp.	54,878,403
56,956	MongoDB, Inc.(1)	16,942,132
800,634	Oracle Corp.	60,680,051
71,667	Paycom Software, Inc.(1)	27,549,512
8,300	Rapid7, Inc.(1)	674,375
86,349	RingCentral, Inc. Class A(1)	27,541,014
274,553	salesforce.com, Inc.(1)	63,235,047
94,787	Square, Inc. Class A(1)	23,205,753
342,587	Tenable Holdings, Inc.(1)	12,845,300
250,671	Varonis Systems, Inc.(1)	13,273,029
148,629	Visa, Inc. Class A	34,713,789
1,024,950	Western Union Co.	26,402,712
127,631	WEX, Inc.(1)	26,191,158
291,779	Workday, Inc. Class A(1)	72,069,413

		950,214,650

	Technology Hardware & Equipment - 3.4%
89,766	Arrow Electronics, Inc.(1)	10,239,608
160,240	CDW Corp.	28,575,599
1,753,398	Cisco Systems, Inc.	89,265,492
134,507	F5 Networks, Inc.(1)	25,120,527
1,529,117	Flex Ltd.(1)	26,606,636
340,246	II-VI, Inc.(1)	22,844,117
393,548	Lumentum Holdings, Inc.(1)	33,471,257
121,157	Rogers Corp.(1)	23,727,387
70,186	Vontier Corp.(1)	2,199,629

		262,050,252

	Telecommunication Services - 0.2%
108,997	T-Mobile U.S., Inc.(1)	14,401,774

	Transportation - 3.8%
374,375	Canadian National Railway Co.	40,305,124
190,170	FedEx Corp.	55,208,253
308,548	J.B. Hunt Transport Services, Inc.	52,672,229
65,292	Southwest Airlines Co.	4,099,032

The accompanying notes are an integral part of these financial statements.

19

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Transportation - 3.8% - (continued)
599,840	Uber Technologies, Inc.(1)	$32,853,237
270,377	Union Pacific Corp.	60,048,028
246,596	United Parcel Service, Inc. Class B	50,271,060

		295,456,963

	Utilities - 0.4%
372,031	CenterPoint Energy, Inc.	9,111,039
222,617	Duke Energy Corp.	22,415,306

		31,526,345

	Total Common Stocks (cost $5,463,217,506)	$7,469,372,933

ESCROWS - 0.0%
	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.(1)(2)(3)(5)	$13,333

	Software & Services - 0.0%
95,031	Marklogic Corp.(1)(2)(3)(5)	1,236

	Total Escrows (cost $—)	$14,569

CONVERTIBLE PREFERRED STOCKS - 1.0%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C(1)(2)(3)(5)	$554,669

	Consumer Services - 0.1%
20,148	Airbnb, Inc. Series E(1)(3)(7)	3,443,535

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F(3)(5)	10,517,466

	Real Estate - 0.1%
326,184	We Co. Series D1(1)(3)(5)	2,972,515
599,094	We Co. Series D2(1)(3)(5)	5,459,543

		8,432,058

	Retailing - 0.3%
56,050	Honest Co., Inc. Series C(1)(2)(3)(5)	947,850
23,702	JAND, Inc. Series D(1)(2)(3)(5)	547,042
556,388	Honest Co., Inc. Series E(1)(2)(3)(5)	9,408,966
269,407	Coupang LLC(1)(3)(7)	10,889,162

		21,793,020

	Software & Services - 0.4%
566,622	Essence Group Holdings Corp. Series 3(1)(2)(3)(5)	1,382,558
47,064	Sharecare, Inc. Series B2(3)(5)	29,914,820
77,707	Lookout, Inc. Series F(1)(2)(3)(5)	717,235

		32,014,613

	Total Convertible Preferred Stocks (cost $50,664,388)	$76,755,361

	Total Long-Term Investments (cost $5,513,881,894)	$7,546,142,863

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 1.8%
139,157,525	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $139,157,583; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $141,940,757	$139,157,525

	Securities Lending Collateral - 0.4%
3,621,537	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.00%(6)	3,621,536

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.2% - (continued)
	Securities Lending Collateral - 0.4% - (continued)
25,402,551	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.00%(6)	$25,402,551

		29,024,087

	Total Short-Term Investments (cost $168,181,612)	$168,181,612

Total Investments (cost $5,682,063,506)	99.6%	$7,714,324,475
Other Assets and Liabilities	0.4%	34,750,020

Total Net Assets	100.0%	$7,749,074,495

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Non-income producing.

(2)	Investment valued using significant unobservable inputs.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $108,919,570, which represented 1.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(5)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $78,249,173 or 1.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$895,999	$1,382,558
08/2014	Honest Co., Inc. Series C Convertible Preferred	56,050	758,281	947,850
08/2015	Honest Co., Inc. Series E Convertible Preferred	556,388	12,728,766	9,408,966

The accompanying notes are an integral part of these financial statements.

20

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
04/2015	JAND, Inc. Class A	10,615	$121,916	$242,341
04/2015	JAND, Inc. Series D Convertible Preferred	23,702	272,225	547,042
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	717,235
01/2021	Marklogic Corp.	95,031	—	1,236
01/2014	One Kings Lane, Inc.	83,332	—	13,333
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	33,739	673,447	554,669
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	47,064	11,759,882	29,914,820
09/2015	Social Finance, Inc. Series F Convertible Preferred	348,919	5,504,651	10,517,466
11/2013	Tory Burch LLC	316,327	24,792,580	15,569,599
12/2014	We Co. Series D1 Convertible Preferred	326,184	5,431,342	2,972,515

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2014	We Co. Series D2 Convertible Preferred	599,094	$9,975,610	$5,459,543

			$73,802,354	$78,249,173

(6)	Current yield as of period end.

(7)	Investment is temporarily subject to certain trading restrictions. At April 30, 2021, the value of such restricted securities amounted to $14,332,697 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	20,148	$937,833	$3,443,535
11/2014	Coupang LLC Convertible Preferred	269,407	838,697	10,889,162

			1,776,530	14,332,697

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	547	06/18/2021	$151,519,000	$1,469,584

Total futures contracts				$1,469,584

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

21

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$24,829,081	$24,829,081	$—	$—
Banks	194,733,082	194,733,082	—	—
Capital Goods	559,584,570	543,246,870	—	16,337,700
Commercial & Professional Services	173,044,600	173,044,600	—	—
Consumer Durables & Apparel	305,451,691	305,451,691	—	—
Consumer Services	482,557,272	482,557,272	—	—
Diversified Financials	296,603,042	296,603,042	—	—
Energy	43,201,742	43,201,742	—	—
Food & Staples Retailing	60,271,952	60,271,952	—	—
Food, Beverage & Tobacco	414,156,031	331,238,225	82,917,806	—
Health Care Equipment & Services	681,487,916	681,487,916	—	—
Household & Personal Products	113,820,412	113,820,412	—	—
Insurance	346,566,746	346,566,746	—	—
Materials	244,737,281	244,737,281	—	—
Media & Entertainment	609,043,072	609,043,072	—	—
Pharmaceuticals, Biotechnology & Life Sciences	327,250,307	327,250,307	—	—
Real Estate	314,084,937	314,084,937	—	—
Retailing	476,920,060	461,108,120	—	15,811,940
Semiconductors & Semiconductor Equipment	247,379,155	247,379,155	—	—
Software & Services	950,214,650	950,214,650	—	—
Technology Hardware & Equipment	262,050,252	262,050,252	—	—
Telecommunication Services	14,401,774	14,401,774	—	—
Transportation	295,456,963	295,456,963	—	—
Utilities	31,526,345	31,526,345	—	—
Escrows	14,569	—	—	14,569
Convertible Preferred Stocks	76,755,361	—	63,197,041	13,558,320
Short-Term Investments	168,181,612	29,024,087	139,157,525	—
Futures Contracts(2)	1,469,584	1,469,584	—	—

Total	$7,715,794,059	$7,384,799,158	$285,272,372	$45,722,529

(1)

For the six-month period ended April 30, 2021, investments valued at $29,414,732 were transferred out of Level 3 due to the corroboration of significant inputs with quoted market prices or observable market data and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

22

Hartford Core Equity Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 0.4%
63,406	Tesla, Inc.*	$44,982,753

	Banks - 6.0%
6,540,939	Bank of America Corp.	265,104,258
1,870,925	JP Morgan Chase & Co.	287,766,974
785,029	PNC Financial Services Group, Inc.	146,761,171

		699,632,403

	Capital Goods - 6.0%
1,007,808	AMETEK, Inc.	135,983,533
1,460,038	Fortune Brands Home & Security, Inc.	153,274,789
547,770	IDEX Corp.	122,810,034
626,197	Illinois Tool Works, Inc.	144,313,361
1,628,970	Raytheon Technologies Corp.	135,595,463

		691,977,180

	Commercial & Professional Services - 2.6%
509,244	Equifax, Inc.	116,734,002
1,213,493	Leidos Holdings, Inc.	122,902,571
530,571	Republic Services, Inc.	56,399,697

		296,036,270

	Consumer Durables & Apparel - 2.2%
1,007,926	NIKE, Inc. Class B	133,671,146
1,421,137	VF Corp.	124,576,870

		258,248,016

	Consumer Services - 2.4%
200,328	Airbnb, Inc. Class A*(1)	34,598,649
38,316	Booking Holdings, Inc.*	94,490,321
639,955	McDonald’s Corp.	151,080,577

		280,169,547

	Diversified Financials - 5.1%
1,043,602	American Express Co.	160,036,367
161,168	BlackRock, Inc.	132,044,942
1,544,009	Charles Schwab Corp.	108,698,234
2,361,235	Morgan Stanley	194,919,949

		595,699,492

	Energy - 1.2%
1,830,293	EOG Resources, Inc.	134,782,777

	Food & Staples Retailing - 1.3%
1,109,495	Walmart, Inc.	155,229,445

	Food, Beverage & Tobacco - 2.4%
667,944	Constellation Brands, Inc. Class A	160,520,302
1,259,427	Monster Beverage Corp.*	122,227,390

		282,747,692

	Health Care Equipment & Services - 8.3%
911,149	Abbott Laboratories	109,410,772
29,968	agilon health, Inc.*	944,891
1,454,354	Baxter International, Inc.	124,623,594
482,675	Becton Dickinson and Co.	120,094,367
553,840	Danaher Corp.	140,642,130
1,478,019	Hologic, Inc.*	96,884,145
369,372	Laboratory Corp. of America Holdings*	98,204,934
678,234	UnitedHealth Group, Inc.	270,479,719

		961,284,552

	Household & Personal Products - 2.9%
1,419,455	Colgate-Palmolive Co.	114,550,019
1,703,919	Procter & Gamble Co.	227,336,873

		341,886,892

	Insurance - 0.9%
631,912	Chubb Ltd.	108,429,780

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Materials - 1.4%
938,456	PPG Industries, Inc.	$160,701,205

	Media & Entertainment - 11.5%
255,088	Alphabet, Inc. Class A*	600,349,608
996,906	Facebook, Inc. Class A*	324,074,202
284,365	Netflix, Inc.*	146,012,897
1,454,719	Walt Disney Co.*	270,606,828

		1,341,043,535

	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
972,984	Eli Lilly & Co.	177,832,286
2,459,852	Merck & Co., Inc.	183,258,974
186,549	Regeneron Pharmaceuticals, Inc.*	89,786,034
331,672	Thermo Fisher Scientific, Inc.	155,962,124

		606,839,418

	Real Estate - 1.7%
464,477	American Tower Corp. REIT	118,334,805
1,677,033	Gaming and Leisure Properties, Inc. REIT	77,965,264

		196,300,069

	Retailing - 5.8%
143,187	Amazon.com, Inc.*	496,489,468
2,479,775	TJX Cos., Inc.	176,064,025

		672,553,493

	Semiconductors & Semiconductor Equipment - 4.8%
1,192,076	Advanced Micro Devices, Inc.*	97,297,243
307,018	KLA Corp.	96,818,126
814,518	QUALCOMM, Inc.	113,055,099
559,651	Teradyne, Inc.	70,001,147
1,003,300	Texas Instruments, Inc.	181,105,683

		558,277,298

	Software & Services - 12.0%
771,526	Fidelity National Information Services, Inc.	117,966,325
575,418	Global Payments, Inc.	123,501,965
931,438	GoDaddy, Inc. Class A*	80,867,447
526,297	Mastercard, Inc. Class A	201,077,032
2,195,575	Microsoft Corp.	553,680,104
717,178	salesforce.com, Inc.*	165,180,437
751,148	SS&C Technologies Holdings, Inc.	55,750,205
395,406	Workday, Inc. Class A*	97,665,282

		1,395,688,797

	Technology Hardware & Equipment - 9.0%
4,165,388	Apple, Inc.	547,581,906
648,636	CDW Corp.	115,671,258
3,416,709	Corning, Inc.	151,052,705
720,658	Motorola Solutions, Inc.	135,699,901
1,265,221	NetApp, Inc.	94,499,357

		1,044,505,127

	Telecommunication Services - 1.2%
2,382,342	Verizon Communications, Inc.	137,675,544

	Transportation - 1.4%
563,667	FedEx Corp.	163,638,167

	Utilities - 2.4%
1,535,596	American Electric Power Co., Inc.	136,222,721
1,869,911	NextEra Energy, Inc.	144,936,802

		281,159,523

	Total Common Stocks (cost $7,374,426,442)	$11,409,488,975

The accompanying notes are an integral part of these financial statements.

23

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.3%
153,278,482	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $153,278,546; collateralized by U.S. Treasury Inflation Index Note at 0.500%, maturing 01/15/2028, with a market value of $156,344,111	$153,278,482

	Securities Lending Collateral - 0.3%
4,084,206	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	4,084,206
28,647,850	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	28,647,850

		32,732,056

Total Short-Term Investments (cost $186,010,538)		$186,010,538

Total Investments (cost $7,560,436,980)	99.7%	$11,595,499,513
Other Assets and Liabilities	0.3%	31,694,471

Total Net Assets	100.0%	$11,627,193,984

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	280	06/18/2021	$58,441,600	$25,079

Total futures contracts				$25,079

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

24

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$44,982,753	$44,982,753	$—	$—
Banks	699,632,403	699,632,403	—	—
Capital Goods	691,977,180	691,977,180	—	—
Commercial & Professional Services	296,036,270	296,036,270	—	—
Consumer Durables & Apparel	258,248,016	258,248,016	—	—
Consumer Services	280,169,547	280,169,547	—	—
Diversified Financials	595,699,492	595,699,492	—	—
Energy	134,782,777	134,782,777	—	—
Food & Staples Retailing	155,229,445	155,229,445	—	—
Food, Beverage & Tobacco	282,747,692	282,747,692	—	—
Health Care Equipment & Services	961,284,552	961,284,552	—	—
Household & Personal Products	341,886,892	341,886,892	—	—
Insurance	108,429,780	108,429,780	—	—
Materials	160,701,205	160,701,205	—	—
Media & Entertainment	1,341,043,535	1,341,043,535	—	—
Pharmaceuticals, Biotechnology & Life Sciences	606,839,418	606,839,418	—	—
Real Estate	196,300,069	196,300,069	—	—
Retailing	672,553,493	672,553,493	—	—
Semiconductors & Semiconductor Equipment	558,277,298	558,277,298	—	—
Software & Services	1,395,688,797	1,395,688,797	—	—
Technology Hardware & Equipment	1,044,505,127	1,044,505,127	—	—
Telecommunication Services	137,675,544	137,675,544	—	—
Transportation	163,638,167	163,638,167	—	—
Utilities	281,159,523	281,159,523	—	—
Short-Term Investments	186,010,538	32,732,056	153,278,482	—
Futures Contracts(2)	25,079	25,079	—	—

Total	$11,595,524,592	$11,442,246,110	$153,278,482	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

25

The Hartford Dividend and Growth Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6%
	Banks - 7.9%
9,978,597	Bank of America Corp.	$404,432,536
2,621,783	JP Morgan Chase & Co.	403,256,443
1,032,803	PNC Financial Services Group, Inc.	193,082,521

		1,000,771,500

	Capital Goods - 7.9%
303,576	Deere & Co.	112,581,160
824,347	General Dynamics Corp.	156,815,530
2,172,732	Ingersoll Rand, Inc.*	107,354,688
1,956,595	Johnson Controls International plc	121,974,132
382,605	Lockheed Martin Corp.	145,604,159
2,050,793	Otis Worldwide Corp.	159,695,251
2,419,092	Raytheon Technologies Corp.	201,365,218

		1,005,390,138

	Commercial & Professional Services - 0.8%
748,425	Waste Management, Inc.	103,260,197

	Consumer Services - 2.2%
1,259,021	Hilton Worldwide Holdings, Inc.*	162,036,003
478,776	McDonald’s Corp.	113,029,438

		275,065,441

	Diversified Financials - 6.2%
1,465,741	American Express Co.	224,771,383
171,417	BlackRock, Inc.	140,441,948
2,428,568	Charles Schwab Corp.	170,971,187
1,025,789	Northern Trust Corp.	116,734,788
343,731	S&P Global, Inc.	134,189,145

		787,108,451

	Energy - 4.2%
1,847,247	Chevron Corp.	190,395,748
2,906,103	ConocoPhillips	148,618,107
1,785,631	Marathon Petroleum Corp.	99,370,365
2,051,673	Total S.A. ADR	90,848,081

		529,232,301

	Food & Staples Retailing - 2.5%
1,693,703	Sysco Corp.	143,507,455
1,233,606	Walmart, Inc.	172,593,816

		316,101,271

	Food, Beverage & Tobacco - 2.5%
3,327,702	Coca-Cola Co.	179,629,354
2,192,382	Mondelez International, Inc. Class A	133,318,749

		312,948,103

	Health Care Equipment & Services - 7.6%
430,679	Anthem, Inc.	163,395,306
556,160	Becton Dickinson and Co.	138,378,169
883,232	HCA Healthcare, Inc.	177,582,626
1,591,613	Medtronic plc	208,373,974
696,004	UnitedHealth Group, Inc.	277,566,395

		965,296,470

	Insurance - 5.9%
3,232,805	American International Group, Inc.	156,629,402
1,245,380	Chubb Ltd.	213,694,754
2,030,836	MetLife, Inc.	129,222,095
1,070,294	Principal Financial Group, Inc.	68,359,678
1,871,963	Prudential Financial, Inc.	187,870,207

		755,776,136

	Materials - 3.9%
1,580,689	Celanese Corp.	247,614,932
784,270	FMC Corp.	92,732,085

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	Materials - 3.9% - (continued)
884,237	PPG Industries, Inc.	$151,416,744

		491,763,761

	Media & Entertainment - 6.3%
212,421	Alphabet, Inc. Class A*	499,932,824
5,240,249	Comcast Corp. Class A	294,239,981

		794,172,805

	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
860,530	Agilent Technologies, Inc.	115,001,229
2,482,254	AstraZeneca plc ADR(1)	131,733,220
2,467,335	Bristol-Myers Squibb Co.	154,011,051
1,704,483	Merck & Co., Inc.	126,983,983
1,364,109	Novartis AG ADR	116,276,651
6,761,349	Pfizer, Inc.	261,326,139

		905,332,273

	Real Estate - 2.3%
369,998	American Tower Corp. REIT	94,264,390
5,037,230	Host Hotels & Resorts, Inc. REIT*	91,476,097
400,643	Public Storage REIT	112,644,786

		298,385,273

	Retailing - 4.1%
529,979	Home Depot, Inc.	171,538,303
968,303	Lowe’s Cos., Inc.	190,029,464
2,290,734	TJX Cos., Inc.	162,642,114

		524,209,881

	Semiconductors & Semiconductor Equipment - 3.6%
408,288	Broadcom, Inc.	186,260,985
1,338,353	Micron Technology, Inc.*	115,192,043
829,312	Texas Instruments, Inc.	149,699,109

		451,152,137

	Software & Services - 6.7%
428,218	Accenture plc Class A	124,170,373
616,422	Cognizant Technology Solutions Corp. Class A	49,560,329
886,489	Fidelity National Information Services, Inc.	135,544,168
2,170,649	Microsoft Corp.	547,394,265

		856,669,135

	Technology Hardware & Equipment - 7.6%
2,433,017	Apple, Inc.	319,844,415
4,425,343	Cisco Systems, Inc.	225,294,212
3,712,141	Corning, Inc.	164,113,754
5,470,888	HP, Inc.	186,611,990
341,912	Motorola Solutions, Inc.	64,382,029

		960,246,400

	Telecommunication Services - 2.5%
5,539,123	Verizon Communications, Inc.	320,105,918

	Transportation - 0.6%
371,395	Union Pacific Corp.	82,483,116

	Utilities - 3.2%
1,889,163	Dominion Energy, Inc.	150,944,124
2,730,795	Exelon Corp.	122,721,927
993,839	Sempra Energy	136,722,431

		410,388,482

	Total Common Stocks (cost $7,383,102,491)	$12,145,859,189

The accompanying notes are an integral part of these financial statements.

26

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.0%
	Repurchase Agreements - 3.0%
380,416,036	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $380,416,195; collateralized by U.S. Treasury Note at 0.750%, maturing 01/31/2028, with a market value of $183,725,311, U.S. Treasury Inflation Index Note at 0.500%, maturing 01/15/2028, with a market value of $25,877,404, U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $178,421,681	$380,416,036

	Securities Lending Collateral - 1.0%
15,091,024	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	15,091,024
105,852,990	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	105,852,990

		120,944,014

	Total Short-Term Investments (cost $501,360,050)	$501,360,050

Total Investments (cost $7,884,462,541)	99.6%	$12,647,219,239
Other Assets and Liabilities	0.4%	51,632,582

Total Net Assets	100.0%	$12,698,851,821

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$1,000,771,500	$1,000,771,500	$—	$—
Capital Goods	1,005,390,138	1,005,390,138	—	—
Commercial & Professional Services	103,260,197	103,260,197	—	—
Consumer Services	275,065,441	275,065,441	—	—
Diversified Financials	787,108,451	787,108,451	—	—
Energy	529,232,301	529,232,301	—	—
Food & Staples Retailing	316,101,271	316,101,271	—	—
Food, Beverage & Tobacco	312,948,103	312,948,103	—	—
Health Care Equipment & Services	965,296,470	965,296,470	—	—
Insurance	755,776,136	755,776,136	—	—
Materials	491,763,761	491,763,761	—	—
Media & Entertainment	794,172,805	794,172,805	—	—
Pharmaceuticals, Biotechnology & Life Sciences	905,332,273	905,332,273	—	—
Real Estate	298,385,273	298,385,273	—	—
Retailing	524,209,881	524,209,881	—	—
Semiconductors & Semiconductor Equipment	451,152,137	451,152,137	—	—
Software & Services	856,669,135	856,669,135	—	—
Technology Hardware & Equipment	960,246,400	960,246,400	—	—
Telecommunication Services	320,105,918	320,105,918	—	—
Transportation	82,483,116	82,483,116	—	—
Utilities	410,388,482	410,388,482	—	—
Short-Term Investments	501,360,050	120,944,014	380,416,036	—

Total	$12,647,219,239	$12,266,803,203	$380,416,036	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

27

The Hartford Equity Income Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Banks - 9.2%
4,156,322	Bank of America Corp.	$168,455,731
830,369	JP Morgan Chase & Co.	127,719,056
303,802	PNC Financial Services Group, Inc.	56,795,784
1,281,131	Truist Financial Corp.	75,983,879

		428,954,450

	Capital Goods - 11.8%
299,705	Caterpillar, Inc.	68,365,708
94,362	Deere & Co.	34,994,148
705,152	Eaton Corp. plc	100,787,375
376,650	General Dynamics Corp.	71,650,129
346,396	Honeywell International, Inc.	77,260,164
926,651	Johnson Controls International plc	57,767,423
163,791	Lockheed Martin Corp.	62,332,303
908,145	Raytheon Technologies Corp.	75,593,990

		548,751,240

	Commercial & Professional Services - 0.5%
182,800	Waste Management, Inc.	25,220,916

	Consumer Durables & Apparel - 0.3%
157,148	VF Corp.	13,775,594

	Consumer Services - 0.9%
176,043	McDonald’s Corp.	41,560,231

	Diversified Financials - 5.0%
106,034	BlackRock, Inc.	86,873,656
585,099	Blackstone Group, Inc. Class A	51,775,411
1,115,300	Morgan Stanley	92,068,015

		230,717,082

	Energy - 4.5%
1,107,061	ConocoPhillips	56,615,099
627,566	Phillips 66	50,776,365
339,072	Pioneer Natural Resources Co.	52,159,446
1,057,527	TC Energy Corp.	52,319,259

		211,870,169

	Food, Beverage & Tobacco - 8.1%
981,243	Archer-Daniels-Midland Co.	61,945,870
610,700	Kellogg Co.	38,119,894
1,542,696	Mondelez International, Inc. Class A	93,811,344
361,200	Nestle S.A. ADR	43,174,236
298,435	PepsiCo., Inc.	43,022,390
1,017,262	Philip Morris International, Inc.	96,639,890

		376,713,624

	Health Care Equipment & Services - 8.4%
124,697	Anthem, Inc.	47,308,795
533,300	Baxter International, Inc.	45,698,477
367,700	Becton Dickinson and Co.	91,487,437
510,875	Medtronic plc	66,883,755
354,798	UnitedHealth Group, Inc.	141,493,442

		392,871,906

	Household & Personal Products - 2.3%
451,818	Procter & Gamble Co.	60,281,558
809,668	Unilever plc ADR	47,543,705

		107,825,263

	Insurance - 6.2%
606,481	Chubb Ltd.	104,066,075
1,654,630	MetLife, Inc.	105,284,107
776,293	Progressive Corp.	78,203,757

		287,553,939

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Materials - 3.0%
396,690	Celanese Corp.	$62,141,489
459,638	PPG Industries, Inc.	78,708,411

		140,849,900

	Media & Entertainment - 3.0%
2,468,404	Comcast Corp. Class A	138,600,885

	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
840,078	AstraZeneca plc ADR(1)	44,582,939
296,019	Eli Lilly & Co.	54,103,393
848,992	Johnson & Johnson	138,156,468
417,875	Merck & Co., Inc.	31,131,688
423,853	Novartis AG	36,170,065
2,536,645	Pfizer, Inc.	98,041,329
130,633	Roche Holding AG	42,606,683

		444,792,565

	Real Estate - 2.7%
661,623	Crown Castle International Corp. REIT	125,086,444

	Retailing - 3.6%
195,701	Home Depot, Inc.	63,342,542
298,119	Lowe’s Cos., Inc.	58,505,854
617,372	TJX Cos., Inc.	43,833,412

		165,681,808

	Semiconductors & Semiconductor Equipment - 1.3%
383,990	Analog Devices, Inc.	58,811,908

	Software & Services - 1.1%
286,987	Automatic Data Processing, Inc.	53,663,699

	Technology Hardware & Equipment - 6.6%
2,783,870	Cisco Systems, Inc.	141,726,822
1,715,230	Corning, Inc.	75,830,318
655,841	TE Connectivity Ltd.	88,190,939

		305,748,079

	Telecommunication Services - 1.2%
937,047	Verizon Communications, Inc.	54,151,946

	Transportation - 1.8%
380,564	Union Pacific Corp.	84,519,459

	Utilities - 6.0%
506,595	American Electric Power Co., Inc.	44,940,042
757,500	Dominion Energy, Inc.	60,524,250
415,031	Duke Energy Corp.	41,789,471
1,238,821	Exelon Corp.	55,672,616
394,546	Sempra Energy	54,277,693
485,429	UGI Corp.	21,218,102

		278,422,174

	Total Common Stocks (cost $3,049,620,736)	$4,516,143,281

SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 1.9%
88,925,298	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $88,925,335; collateralized by U.S. Treasury Note at 0.625%, maturing 12/31/2027, with a market value of $16,714,722 and U.S. Treasury Bond at 1.750%, maturing 01/15/2028, with a market value of $73,989,148	$88,925,298

	Securities Lending Collateral - 0.9%
5,174,956	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	5,174,956

The accompanying notes are an integral part of these financial statements.

28

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.8% - (continued)
	Securities Lending Collateral - 0.9% - (continued)
36,298,700	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	$36,298,700

		41,473,656

	Total Short-Term Investments (cost $130,398,954)	$130,398,954

Total Investments (cost $3,180,019,690)	99.8%	$4,646,542,235
Other Assets and Liabilities	0.2%	9,658,845

Total Net Assets	100.0%	$4,656,201,080

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$428,954,450	$428,954,450	$—	$—
Capital Goods	548,751,240	548,751,240	—	—
Commercial & Professional Services	25,220,916	25,220,916	—	—
Consumer Durables & Apparel	13,775,594	13,775,594	—	—
Consumer Services	41,560,231	41,560,231	—	—
Diversified Financials	230,717,082	230,717,082	—	—
Energy	211,870,169	211,870,169	—	—
Food, Beverage & Tobacco	376,713,624	376,713,624	—	—
Health Care Equipment & Services	392,871,906	392,871,906	—	—
Household & Personal Products	107,825,263	107,825,263	—	—
Insurance	287,553,939	287,553,939	—	—
Materials	140,849,900	140,849,900	—	—
Media & Entertainment	138,600,885	138,600,885	—	—
Pharmaceuticals, Biotechnology & Life Sciences	444,792,565	366,015,817	78,776,748	—
Real Estate	125,086,444	125,086,444	—	—
Retailing	165,681,808	165,681,808	—	—
Semiconductors & Semiconductor Equipment	58,811,908	58,811,908	—	—
Software & Services	53,663,699	53,663,699	—	—
Technology Hardware & Equipment	305,748,079	305,748,079	—	—
Telecommunication Services	54,151,946	54,151,946	—	—
Transportation	84,519,459	84,519,459	—	—
Utilities	278,422,174	278,422,174	—	—
Short-Term Investments	130,398,954	41,473,656	88,925,298	—

Total	$4,646,542,235	$4,478,840,189	$167,702,046	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

29

The Hartford Growth Opportunities Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Automobiles & Components - 1.4%
778,371	Thor Industries, Inc.	$110,209,550

	Capital Goods - 1.0%
450,322	Middleby Corp.*	81,652,385

	Commercial & Professional Services - 3.7%
603,830	Copart, Inc.*	75,182,873
148,443	CoStar Group, Inc.*	126,834,153
875,064	Leidos Holdings, Inc.	88,626,482

		290,643,508

	Consumer Durables & Apparel - 5.1%
877,162	Lennar Corp. Class A	90,873,983
667,786	Lululemon Athletica, Inc.*	223,888,612
566,561	Polaris, Inc.	79,335,537

		394,098,132

	Consumer Services - 10.1%
79,858	Booking Holdings, Inc.*	196,936,217
836,098	Chegg, Inc.*	75,524,732
102,479	Chipotle Mexican Grill, Inc.*	152,901,742
2,972,657	DraftKings, Inc. Class A*	168,430,746
916,314	Penn National Gaming, Inc.*	81,661,904
989,612	Starbucks Corp.	113,300,678

		788,756,019

	Diversified Financials - 2.3%
157,067	Coinbase Global, Inc. Class A*	46,749,422
1,602,302	Tradeweb Markets, Inc. Class A	130,235,106

		176,984,528

	Food, Beverage & Tobacco - 1.8%
581,263	Constellation Brands, Inc. Class A	139,689,124

	Health Care Equipment & Services - 11.5%
272,887	ABIOMED, Inc.*	87,523,047
259,100	agilon health, Inc.*	8,169,423
338,140	Align Technology, Inc.*	201,372,514
464,397	Danaher Corp.	117,928,974
450,546	DexCom, Inc.*	173,955,811
2,065,194	GoodRx Holdings, Inc. Class A(1)*	82,628,412
308,176	Insulet Corp.*	90,979,719
7,292,874	Multiplan Corp.(1)*	54,186,054
1,347,906	Oak Street Health, Inc.*	83,071,447

		899,815,401

	Insurance - 0.5%
3,768,800	Soaring Eagle Acquisition Corp. UNIT*	40,740,728

	Media & Entertainment - 16.8%
230,582	Alphabet, Inc. Class A*	542,674,737
554,029	Facebook, Inc. Class A*	180,103,747
648,250	Match Group, Inc.*	100,887,148
3,450,360	Snap, Inc. Class A*	213,301,255
598,043	Spotify Technology S.A.*	150,778,601
2,195,956	Twitter, Inc.*	121,260,690

		1,309,006,178

	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
209,083	Ascendis Pharma A/S ADR*	30,310,762
2,093,739	Elanco Animal Health, Inc.*	66,392,464
551,728	Exact Sciences Corp.*	72,728,785
323,707	Illumina, Inc.*	127,165,058
178,650	Kodiak Sciences, Inc.*	21,588,066
135,988	Novavax, Inc.*	32,219,637
121,360	Reata Pharmaceuticals, Inc. Class A*	12,305,904

		362,710,676

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Retailing - 11.8%
203,748	Amazon.com, Inc.*	$706,479,890
162,061	Five Below, Inc.*	32,618,017
123,196	JAND, Inc. Class A(2)(3)(4)*	2,812,565
1,314,336	Ross Stores, Inc.	172,099,156
171,581	Tory Burch LLC(2)(3)(4)*	8,445,215

		922,454,843

	Semiconductors & Semiconductor Equipment - 7.3%
2,640,743	Advanced Micro Devices, Inc.*	215,537,444
1,317,411	Marvell Technology, Inc.	59,560,151
475,971	MKS Instruments, Inc.	85,251,166
111,120	NVIDIA Corp.	66,714,226
244,174	SolarEdge Technologies, Inc.*	64,349,616
345,750	Universal Display Corp.	77,340,817

		568,753,420

	Software & Services - 17.5%
308,331	Fair Isaac Corp.*	160,766,867
729,119	Guidewire Software, Inc.*	76,929,346
733,965	Mastercard, Inc. Class A	280,418,668
267,051	MongoDB, Inc.*	79,436,990
330,572	Paycom Software, Inc.*	127,075,183
413,817	RingCentral, Inc. Class A*	131,986,932
831,968	salesforce.com, Inc.*	191,618,870
471,471	Square, Inc. Class A*	115,425,530
1,165,278	Varonis Systems, Inc.*	61,701,470
578,541	Workday, Inc. Class A*	142,899,627

		1,368,259,483

	Technology Hardware & Equipment - 0.1%
292,906	Vontier Corp.*	9,179,674

	Transportation - 1.0%
266,369	FedEx Corp.	77,329,584

	Total Common Stocks (cost $5,774,916,353)	$7,540,283,233

CONVERTIBLE PREFERRED STOCKS - 2.9%
	Commercial & Professional Services - 0.1%
470,535	Rubicon Global Holdings LLC Series C(2)(3)(4)*	$7,735,596

	Real Estate - 0.1%
224,870	We Co. Series D1(3)(4)*	2,049,240
317,638	We Co. Series D2(3)(4)*	2,894,635

		4,943,875

	Retailing - 2.5%
544,064	Honest Co., Inc. Series C(2)(3)(4)*	9,200,557
275,096	JAND, Inc. Series D(2)(3)(4)*	6,349,216
4,434,460	Coupang LLC(3)(7)*	179,236,439

		194,786,212

	Software & Services - 0.2%
5,668,755	Essence Group Holdings Corp. Series 3(2)(3)(4)*	13,831,762
743,470	Lookout, Inc. Series F(2)(3)(4)*	6,862,228

		20,693,990

	Total Convertible Preferred Stocks (cost $60,207,258)	$228,159,673

ESCROWS - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.(2)(3)(4)*	$147,813

The accompanying notes are an integral part of these financial statements.

30

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

ESCROWS - 0.0%(5) - (continued)
	Software & Services - 0.0%
1,078,374	Marklogic Corp.(2)(3)(4)*	$14,019

	Total Escrows (cost $—)	$161,832

	Total Long-Term Investments (cost $5,835,123,611)	$7,768,604,738

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.1%
$1,924,574	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $1,924,575; collateralized by U.S. Treasury Inflation Index Government Bond at 1.750%, maturing 01/15/2028, with a market value of $1,963,101	$1,924,574

	Securities Lending Collateral - 0.4%
3,966,902	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(6)	3,966,902
27,825,048	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(6)	27,825,048

		31,791,950

	Total Short-Term Investments (cost $33,716,524)	$33,716,524

Total Investments (cost $5,868,840,135)	100.0%	$7,802,321,262
Other Assets and Liabilities	0.0%	597,982

Total Net Assets	100.0%	$7,802,919,244

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $252,482,195, which represented 3.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $60,342,846 or 0.8% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$8,964,002	$13,831,762
08/2014	Honest Co., Inc. Series C Convertible Preferred	544,064	7,360,452	9,200,557
04/2015	JAND, Inc. Class A	123,196	1,414,943	2,812,565
04/2015	JAND, Inc. Series D Convertible Preferred	275,096	3,159,560	6,349,216
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,862,228
01/2021	Marklogic Corp.	1,078,374	—	14,019
08/2014	One Kings Lane, Inc.	923,832	—	147,813
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	470,535	9,392,114	7,735,596
11/2013	Tory Burch LLC	171,581	13,447,917	8,445,215
12/2014	We Co. Series D1 Convertible Preferred	224,870	3,744,347	2,049,240
12/2014	We Co. Series D2 Convertible Preferred	317,638	5,289,041	2,894,635

			$61,265,108	$60,342,846

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

(7)	Investment is temporarily subject to certain trading restrictions. At April 30, 2021, the value of such restricted securities amounted to $179,236,439 or 2.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2014	Coupang LLC Convertible Preferred	4,434,460	$13,805,010	$179,236,439

			$13,805,010	$179,236,439

PIPE Purchase Commitments Outstanding as of April 30, 2021
Period Committed	Security Name	Committed Shares	Committed Cost	Market Value	Unrealized Appreciation (Depreciation)
02/2021	Churchill Capital Corp.(3)	3,555,931	$53,338,965	$67,495,126	$14,156,161
02/2021	FTAC Olympus Acquisition Corp.(3)	685,800	6,858,000	6,209,233	(648,767)
03/2021	Thomas Bravo Advantage Rights(3)	3,708,500	37,085,000	36,480,515	(604,485)

			$97,281,965	$110,184,874	$12,902,909

The accompanying notes are an integral part of these financial statements.

31

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). The Hartford Growth Opportunities Fund had contingent commitments outstanding of $97,281,965 to purchase restricted PIPE shares as of April 30, 2021.

The aggregate unrealized appreciation/depreciation of PIPE commitments represents 0.2% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$110,209,550	$110,209,550	$—	$—
Capital Goods	81,652,385	81,652,385	—	—
Commercial & Professional Services	290,643,508	290,643,508	—	—
Consumer Durables & Apparel	394,098,132	394,098,132	—	—
Consumer Services	788,756,019	788,756,019	—	—
Diversified Financials	176,984,528	176,984,528	—	—
Food, Beverage & Tobacco	139,689,124	139,689,124	—	—
Health Care Equipment & Services	899,815,401	899,815,401	—	—
Insurance	40,740,728	40,740,728	—	—
Media & Entertainment	1,309,006,178	1,309,006,178	—	—
Pharmaceuticals, Biotechnology & Life Sciences	362,710,676	362,710,676	—	—
Retailing	922,454,843	911,197,063	—	11,257,780
Semiconductors & Semiconductor Equipment	568,753,420	568,753,420	—	—
Software & Services	1,368,259,483	1,368,259,483	—	—
Technology Hardware & Equipment	9,179,674	9,179,674	—	—
Transportation	77,329,584	77,329,584	—	—
Convertible Preferred Stocks	228,159,673	—	184,180,314	43,979,359
Escrows	161,832	—	—	161,832
Short-Term Investments	33,716,524	31,791,950	1,924,574	—
PIPE Purchase Commitment	14,156,161	—	14,156,161	—

Total	$7,816,477,423	$7,560,817,403	$200,261,049	$55,398,971

Liabilities
PIPE Purchase Commitment	$(1,253,252)	$—	$(1,253,252)	$—

Total	$(1,253,252)	$—	$(1,253,252)	$—

(1)

For the six-month period ended April 30, 2021, investments valued at $43,700,183 were transferred out of Level 3 due to the corroboration of significant inputs with quoted market prices or observable market data and there were no transfers in to Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

32

The Hartford Healthcare Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Biotechnology - 21.5%
201,032	89bio, Inc.*	$5,285,131
143,785	Akero Therapeutics, Inc.*(1)	4,428,578
642,153	Alkermes plc*	14,130,577
90,203	Alnylam Pharmaceuticals, Inc.*	12,686,150
281,626	Apellis Pharmaceuticals, Inc.*	14,269,989
197,839	Arena Pharmaceuticals, Inc.*	13,577,691
12,686	Argenx SE ADR*	3,637,203
27,232	Ascendis Pharma A/S ADR*	3,947,823
423,200	Aveanna Healthcare Holdings, Inc.*	4,942,976
66,338	Biogen, Inc.*	17,734,138
91,130	Biohaven Pharmaceutical Holding Co., Ltd.*	6,843,863
40,794	Black Diamond Therapeutics, Inc.*	1,086,752
234,869	Coherus Biosciences, Inc.*	3,476,061
506,215	Connect Biopharma Holdings Ltd. ADR*	8,236,118
304,774	Dyne Therapeutics, Inc.*	5,997,952
700,775	Everest Medicines Ltd.*(1)(2)	6,185,211
68,649	Exact Sciences Corp.*	9,049,311
289,605	Freeline Therapeutics Holdings plc ADR*	3,185,655
581,340	Gamida Cell Ltd.*	4,290,289
51,337	Generation Bio Co.*	1,871,747
18,853	Genmab A/S*	6,918,336
129,956	Genus plc	9,127,041
389,181	Gracell Biotechnologies, Inc. ADR*	4,740,225
1,287,831	ImmunoGen, Inc.*	10,379,918
3,365,000	InnoCare Pharma Ltd.*(2)	10,639,053
806,691	Ironwood Pharmaceuticals, Inc.*	8,905,869
115,081	Kodiak Sciences, Inc.*	13,906,388
95,116	Kymera Therapeutics, Inc.*(1)	4,332,534
88,315	Madrigal Pharmaceuticals, Inc.*	12,019,672
299,963	Merus N.V.*	6,281,225
48,136	Mirati Therapeutics, Inc.*	8,001,166
203,484	Myovant Sciences Ltd.*(1)	4,252,816
49,569	Novavax, Inc.*	11,744,383
313,684	Nurix Therapeutics, Inc.*	10,922,477
209,732	Oyster Point Pharma, Inc.*(1)	4,330,966
1,801,809	PhaseBio Pharmaceuticals, Inc.*(1)	5,459,481
125,931	Radius Health, Inc.*	2,808,261
127,670	Revolution Medicines, Inc.*	4,237,367
47,015	Sage Therapeutics, Inc.*	3,702,901
115,893	Seagen, Inc.*	16,660,778
504,112	Syndax Pharmaceuticals, Inc.*	8,035,545
205,356	UroGen Pharma Ltd.*(1)	3,994,174
76,756	Vertex Pharmaceuticals, Inc.*	16,748,159
173,067	Zai Lab Ltd. ADR*	28,765,466
59,866	Zealand Pharma A/S ADR*(1)	1,973,183

		363,750,599

	Consumer Finance - 0.1%
113,693	Orion Acquisition Corp. UNIT*	1,136,930

	Health Care Distributors - 0.8%
202,958	AdaptHealth Corp.*	5,897,960
229,382	Owens & Minor, Inc.	8,278,396

		14,176,356

	Health Care Equipment - 23.2%
433,105	Abbott Laboratories	52,007,248
280,383	Baxter International, Inc.	24,026,019
154,601	Becton Dickinson and Co.	38,466,275
1,270,981	Boston Scientific Corp.*	55,414,772
230,005	Danaher Corp.	58,407,470
455,168	Edwards Lifesciences Corp.*	43,477,647
208,014	Hologic, Inc.*	13,635,318
43,802	Inari Medical, Inc.*	5,006,131
46,164	Insulet Corp.*	13,628,536
116,039	Integra LifeSciences Holdings Corp.*	8,596,169
34,869	Intuitive Surgical, Inc.*	30,161,685

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Health Care Equipment - 23.2% - (continued)
18,051	Masimo Corp.*	$4,199,926
117,705	NuVasive, Inc.*	8,410,022
524,728	Smith & Nephew plc	11,357,080
56,384	Teleflex, Inc.	23,821,112
209,000	Venus MedTech Hangzhou, Inc. Class H*(2)	1,849,602

		392,465,012

	Health Care Facilities - 3.1%
205,416	Encompass Health Corp.	17,431,602
172,356	HCA Healthcare, Inc.	34,653,897

		52,085,499

	Health Care Services - 1.9%
54,900	agilon health, Inc.*	1,730,997
85,959	Innovage Holding Corp.*	2,188,516
70,834	Laboratory Corp. of America Holdings*	18,832,636
42,393	LHC Group, Inc.*	8,829,190

		31,581,339

	Health Care Supplies - 0.9%
2,800,078	ConvaTec Group plc(2)	8,437,895
60,958	Quidel Corp.*	6,387,789
504,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,128,343

		15,954,027

	Integrated Telecommunication Services - 0.3%
369,983	MedTech Acquisition Corp.*	3,710,929
74,936	Therapeutics Acquisition Corp. Class A*(1)	750,859

		4,461,788

	Life & Health Insurance - 0.3%
243,052	Oscar Health, Inc. Class A*(1)	5,524,572

	Life Sciences Tools & Services - 11.9%
20,690	Bio-Techne Corp.	8,844,768
86,475	Illumina, Inc.*	33,970,839
127,461	NanoString Technologies, Inc.*	10,154,818
175,110	NeoGenomics, Inc.*	8,578,639
447,718	PPD, Inc.*	20,684,572
309,780	Syneos Health, Inc.*	26,284,833
16,293	Tecan Group AG	7,939,343
139,180	Thermo Fisher Scientific, Inc.	65,446,611
379,263	WuXi AppTec Co., Ltd. Class H(2)	8,935,768
779,500	Wuxi Biologics Cayman, Inc.*(2)	10,942,460

		201,782,651

	Managed Health Care - 12.0%
229,477	Centene Corp.*	14,167,910
58,124	Humana, Inc.	25,879,130
39,492	Molina Healthcare, Inc.*	10,074,409
474,700	Notre Dame Intermedica Participacoes S.A.	7,102,083
363,734	UnitedHealth Group, Inc.	145,057,119

		202,280,651

	Pharmaceuticals - 23.0%
863,500	Astellas Pharma, Inc.	12,996,595
788,126	AstraZeneca plc ADR(1)	41,825,847
850,860	Bristol-Myers Squibb Co.	53,110,681
737,925	Daiichi Sankyo Co., Ltd.	18,846,908
204,895	Eisai Co., Ltd.	13,363,642
185,911	Elanco Animal Health, Inc.*	5,895,238
439,726	Eli Lilly & Co.	80,368,721
93,869	Hikma Pharmaceuticals plc	3,163,303
96,188	Hutchison China MediTech Ltd. ADR*	2,721,159
1,426,400	Hypera S.A.	9,101,357
137,400	Kyowa Kirin Co., Ltd.	4,182,195
65,053	Laboratorios Farmaceuticos Rovi S.A.	3,769,719

The accompanying notes are an integral part of these financial statements.

33

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Pharmaceuticals - 23.0% - (continued)
60,600	Nippon Shinyaku Co., Ltd.	$4,087,684
99,878	Novartis AG	8,523,223
318,745	Ono Pharmaceutical Co., Ltd.	8,028,822
2,246,765	Pfizer, Inc.	86,837,467
251,600	Revance Therapeutics, Inc.*	7,326,592
172,903	Theravance Biopharma, Inc.*	3,413,105
107,684	UCB S.A.	9,971,325
822,398	Viatris, Inc.*	10,937,893

		388,471,476

	Total Common Stocks (cost $1,173,070,296)	$1,673,670,900

SHORT-TERM INVESTMENTS - 4.4%
	Repurchase Agreements - 1.1%
17,813,440	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $17,813,447; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $18,169,794	$17,813,440

	Securities Lending Collateral - 3.3%
7,050,939	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	7,050,939
49,457,413	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	49,457,413

		56,508,352

	Total Short-Term Investments (cost $74,321,792)	$74,321,792

Total Investments (cost $1,247,392,088)	103.4%	$1,747,992,692
Other Assets and Liabilities	(3.4)%	(58,024,279)

Total Net Assets	100.0%	$1,689,968,413

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $46,989,989, representing 2.8% of net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$363,750,599	$330,880,958	$32,869,641	$—
Consumer Finance	1,136,930	1,136,930	—	—
Health Care Distributors	14,176,356	14,176,356	—	—
Health Care Equipment	392,465,012	379,258,330	13,206,682	—
Health Care Facilities	52,085,499	52,085,499	—	—
Health Care Services	31,581,339	31,581,339	—	—
Health Care Supplies	15,954,027	14,825,684	1,128,343	—
Integrated Telecommunication Services	4,461,788	4,461,788	—	—
Life & Health Insurance	5,524,572	5,524,572	—	—
Life Sciences Tools & Services	201,782,651	173,965,080	27,817,571	—
Managed Health Care	202,280,651	202,280,651	—	—
Pharmaceuticals	388,471,476	305,307,779	83,163,697	—
Short-Term Investments	74,321,792	56,508,352	17,813,440	—

Total	$1,747,992,692	$1,571,993,318	$175,999,374	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

34

The Hartford MidCap Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Banks - 5.6%
1,175,998	Cullen/Frost Bankers, Inc.	$141,190,320
222,765	First Citizens BancShares, Inc. Class A	193,239,727
941,588	First Republic Bank	172,536,585
1,112,394	M&T Bank Corp.	175,413,410
1,645,973	Prosperity Bancshares, Inc.	120,748,579
924,082	South State Corp.	77,918,594

		881,047,215

	Capital Goods - 8.2%
1,125,804	Graco, Inc.	86,461,747
1,121,779	IDEX Corp.	251,502,852
6,840,829	Ingersoll Rand, Inc.*	338,005,361
692,495	Lennox International, Inc.	232,221,273
1,317,041	Lincoln Electric Holdings, Inc.	168,647,100
509,183	Middleby Corp.*	92,325,062
394,758	Watsco, Inc.	115,608,828

		1,284,772,223

	Commercial & Professional Services - 3.0%
1,243,191	Dun & Bradstreet Holdings, Inc.*	29,538,218
5,309,329	GFL Environmental, Inc.(1)	174,836,204
2,553,642	IAA, Inc.*	160,394,254
7,875,447	KAR Auction Services, Inc.(2)	118,052,951

		482,821,627

	Consumer Durables & Apparel - 6.7%
1,405,464	Carter’s, Inc.	152,900,428
53,577	NVR, Inc.*	268,854,744
2,154,773	PVH Corp.	243,877,208
6,683,134	Under Armour, Inc. Class C*	133,061,198
2,949,892	YETI Holdings, Inc.*	251,979,775

		1,050,673,353

	Consumer Services - 1.8%
1,792,172	Choice Hotels International, Inc.	203,949,174
935,656	Hyatt Hotels Corp. Class A*	77,032,558

		280,981,732

	Diversified Financials - 1.7%
498,620	Credit Acceptance Corp.*(1)	196,850,190
814,631	Hamilton Lane, Inc. Class A	73,683,374

		270,533,564

	Energy - 0.1%
1,166,449	Cabot Oil & Gas Corp.	19,444,705

	Food & Staples Retailing - 1.1%
2,861,457	Performance Food Group Co.*	167,967,526

	Food, Beverage & Tobacco - 1.2%
2,302,231	Lamb Weston Holdings, Inc.	185,329,595

	Health Care Equipment & Services - 9.5%
558,319	Amedisys, Inc.*	150,662,382
1,813,914	Encompass Health Corp.	153,928,742
2,301,985	Hill-Rom Holdings, Inc.	253,724,787
3,422,809	Integra LifeSciences Holdings Corp.*	253,561,691
776,665	LHC Group, Inc.*	161,756,019
632,930	Molina Healthcare, Inc.*	161,460,443
2,319,882	NuVasive, Inc.*	165,755,569
444,270	Teleflex, Inc.	187,695,190

		1,488,544,823

	Insurance - 4.3%
18,085	Alleghany Corp.*	12,279,172
255,129	Erie Indemnity Co. Class A	54,602,709
2,486,699	Fidelity National Financial, Inc.	113,443,208
963,924	Globe Life, Inc.	98,792,571
164,809	Markel Corp.*	193,884,604
99,021	White Mountains Insurance Group Ltd.	115,402,044

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Insurance - 4.3% - (continued)
1,121,692	WR Berkley Corp.	$89,421,286

		677,825,594

	Materials - 2.2%
7,197,928	Element Solutions, Inc.	157,490,665
436,060	Packaging Corp. of America	64,384,259
2,255,874	Silgan Holdings, Inc.	95,130,206
456,876	Steel Dynamics, Inc.	24,771,817

		341,776,947

	Media & Entertainment - 2.7%
91,981	Cable One, Inc.	164,645,990
3,598,554	Cargurus, Inc.*	88,812,313
15,721,648	Zynga, Inc. Class A*	170,108,231

		423,566,534

	Pharmaceuticals, Biotechnology & Life Sciences - 10.6%
1,071,902	Allakos, Inc.*	116,965,946
2,631,350	Apellis Pharmaceuticals, Inc.*	133,330,504
1,652,544	Arena Pharmaceuticals, Inc.*	113,414,095
2,677,160	ChemoCentryx, Inc.*	129,387,143
146,946	ICON plc*(1)	31,879,935
4,273,788	Iovance Biotherapeutics, Inc.*	134,367,895
972,866	Jazz Pharmaceuticals plc*	159,939,170
742,978	Kodiak Sciences, Inc.*	89,781,461
1,398,985	PRA Health Sciences, Inc.*	233,476,607
3,320,266	PTC Therapeutics, Inc.*	136,828,162
1,285,527	Reata Pharmaceuticals, Inc. Class A*	130,352,438
2,024,758	Sage Therapeutics, Inc.*	159,469,940
1,178,926	Syneos Health, Inc.*	100,031,871

		1,669,225,167

	Real Estate - 6.1%
2,152,972	Douglas Emmett, Inc. REIT	72,210,681
2,195,973	Equity Commonwealth REIT	63,244,022
2,438,461	Life Storage, Inc. REIT	234,238,564
352,914	PS Business Parks, Inc. REIT	57,302,646
2,097,745	Redfin Corp.*	148,478,391
3,110,406	Rexford Industrial Realty, Inc. REIT	172,783,053
6,070,931	STORE Capital Corp. REIT	217,278,621

		965,535,978

	Retailing - 2.7%
1,099,182	CarMax, Inc.*	146,455,009
1,411,663	Etsy, Inc.*	280,624,488

		427,079,497

	Semiconductors & Semiconductor Equipment - 4.2%
2,798,670	First Solar, Inc.*	214,182,215
1,539,199	MKS Instruments, Inc.	275,685,933
1,216,823	Silicon Laboratories, Inc.*	171,511,202

		661,379,350

	Software & Services - 10.9%
826,562	Aspen Technology, Inc.*	108,147,372
775,696	Black Knight, Inc.*	56,175,904
7,287,833	Genpact Ltd.	346,390,702
1,372,378	Guidewire Software, Inc.*	144,799,603
1,651,630	LiveRamp Holdings, Inc.*	80,896,837
1,361,402	Q2 Holdings, Inc.*	141,613,036
1,620,843	Science Applications International Corp.	144,935,781
1,565,758	Shift4 Payments, Inc. Class A*	154,837,809
4,172,787	Teradata Corp.*	206,427,773
1,596,113	WEX, Inc.*	327,538,349

		1,711,763,166

	Technology Hardware & Equipment - 11.6%
1,235,682	CDW Corp.	220,359,171

The accompanying notes are an integral part of these financial statements.

35

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Technology Hardware & Equipment - 11.6% - (continued)
729,288	Coherent, Inc.*	$189,607,587
15,212,958	CommScope Holding Co., Inc.*(2)	250,253,159
1,658,772	F5 Networks, Inc.*	309,792,259
13,058,839	Flex Ltd.*	227,223,799
4,643,231	II-VI, Inc.*	311,746,529
2,479,591	Lumentum Holdings, Inc.*	210,889,214
2,618,058	National Instruments Corp.	108,413,782

		1,828,285,500

	Transportation - 2.6%
277,269	AMERCO	165,427,004
5,142,301	Knight-Swift Transportation Holdings, Inc.	242,305,223

		407,732,227

	Utilities - 3.2%
1,484,681	Black Hills Corp.	102,413,295
2,381,144	NiSource, Inc.	61,957,367
1,205,733	Pinnacle West Capital Corp.	102,065,299
5,435,297	UGI Corp.	237,576,832

		504,012,793

	Total Common Stocks (cost $10,587,848,675)	$15,730,299,116

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.1%
8,394,537	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $8,394,541; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $8,562,443	$8,394,537

	Securities Lending Collateral - 1.1%
21,775,217	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	21,775,217
152,737,937	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	152,737,937

		174,513,154

	Total Short-Term Investments (cost $182,907,691)	$182,907,691

Total Investments (cost $10,770,756,366)	101.2%	$15,913,206,807
Other Assets and Liabilities	(1.2)%	(182,333,823)

Total Net Assets	100.0%	$15,730,872,984

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

36

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$881,047,215	$881,047,215	$—	$—
Capital Goods	1,284,772,223	1,284,772,223	—	—
Commercial & Professional Services	482,821,627	482,821,627	—	—
Consumer Durables & Apparel	1,050,673,353	1,050,673,353	—	—
Consumer Services	280,981,732	280,981,732	—	—
Diversified Financials	270,533,564	270,533,564	—	—
Energy	19,444,705	19,444,705	—	—
Food & Staples Retailing	167,967,526	167,967,526	—	—
Food, Beverage & Tobacco	185,329,595	185,329,595	—	—
Health Care Equipment & Services	1,488,544,823	1,488,544,823	—	—
Insurance	677,825,594	677,825,594	—	—
Materials	341,776,947	341,776,947	—	—
Media & Entertainment	423,566,534	423,566,534	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,669,225,167	1,669,225,167	—	—
Real Estate	965,535,978	965,535,978	—	—
Retailing	427,079,497	427,079,497	—	—
Semiconductors & Semiconductor Equipment	661,379,350	661,379,350	—	—
Software & Services	1,711,763,166	1,711,763,166	—	—
Technology Hardware & Equipment	1,828,285,500	1,828,285,500	—	—
Transportation	407,732,227	407,732,227	—	—
Utilities	504,012,793	504,012,793	—	—
Short-Term Investments	182,907,691	174,513,154	8,394,537	—

Total	$15,913,206,807	$15,904,812,270	$8,394,537	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

37

The Hartford MidCap Value Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 2.1%
235,197	Gentex Corp.	$8,274,230
103,388	Magna International, Inc.	9,761,895

		18,036,125

	Banks - 9.6%
79,196	M&T Bank Corp.	12,488,417
613,127	MGIC Investment Corp.	9,344,056
162,235	South State Corp.	13,679,655
391,580	Sterling Bancorp	9,840,405
240,876	Synovus Financial Corp.	11,287,449
120,325	Western Alliance Bancorp	12,642,548
220,588	Zions Bancorp NA	12,308,811

		81,591,341

	Capital Goods - 14.9%
203,221	AerCap Holdings N.V.*	11,837,623
304,545	Colfax Corp.*	13,762,389
261,622	Ingersoll Rand, Inc.*	12,926,743
327,939	JELD-WEN Holding, Inc.*	9,565,981
260,638	Johnson Controls International plc	16,248,173
56,611	L3Harris Technologies, Inc.	11,844,720
66,032	Middleby Corp.*	11,972,922
262,567	Rexnord Corp.	13,109,970
127,417	SPX FLOW, Inc.	8,484,698
198,931	Westinghouse Air Brake Technologies Corp.	16,326,267

		126,079,486

	Commercial & Professional Services - 3.1%
150,799	Clean Harbors, Inc.*	13,415,079
125,531	Leidos Holdings, Inc.	12,713,780

		26,128,859

	Consumer Durables & Apparel - 4.1%
61,101	Carter’s, Inc.	6,647,177
41,298	Columbia Sportswear Co.	4,501,895
121,582	Leggett & Platt, Inc.	6,038,978
83,068	Lennar Corp. Class A	8,605,845
226,140	Steven Madden Ltd.	9,197,114

		34,991,009

	Consumer Services - 3.1%
117,553	Boyd Gaming Corp.*	7,776,131
194,266	Six Flags Entertainment Corp.*	9,126,617
126,558	Wyndham Hotels & Resorts, Inc.	9,252,655

		26,155,403

	Diversified Financials - 1.9%
242,583	Voya Financial, Inc.	16,451,979

	Energy - 1.8%
183,866	Delek U.S. Holdings, Inc.	4,363,140
133,542	Diamondback Energy, Inc.	10,914,388

		15,277,528

	Food & Staples Retailing - 1.8%
371,547	U.S. Foods Holding Corp.*	15,404,339

	Food, Beverage & Tobacco - 1.1%
255,708	Keurig Dr Pepper, Inc.	9,167,132

	Health Care Equipment & Services - 7.6%
106,101	Acadia Healthcare Co., Inc.*	6,463,673
259,386	Centene Corp.*	16,014,492
99,537	Dentsply Sirona, Inc.	6,719,743
174,722	Encompass Health Corp.	14,826,909
75,093	Hill-Rom Holdings, Inc.	8,276,750
157,741	Integra LifeSciences Holdings Corp.*	11,685,453

		63,987,020

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Insurance - 8.9%
17,248	Alleghany Corp.*	$11,710,875
87,543	Arthur J Gallagher & Co.	12,689,358
120,630	Assurant, Inc.	18,770,028
331,479	CNO Financial Group, Inc.	8,462,659
95,719	Hanover Insurance Group, Inc.	13,238,895
136,891	Kemper Corp.	10,685,711

		75,557,526

	Materials - 7.1%
178,224	Buzzi Unicem S.p.A.	4,755,352
112,207	Celanese Corp.	17,577,227
130,536	Crown Holdings, Inc.	14,332,853
80,813	FMC Corp.	9,555,329
86,529	Reliance Steel & Aluminum Co.	13,871,464

		60,092,225

	Media & Entertainment - 1.8%
69,283	Electronic Arts, Inc.	9,843,729
280,705	TEGNA, Inc.	5,630,942

		15,474,671

	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
174,258	Syneos Health, Inc.*	14,785,791

	Real Estate - 9.4%
176,337	American Campus Communities, Inc. REIT	7,972,196
226,640	Americold Realty Trust REIT	9,153,989
422,704	Essential Properties Realty Trust, Inc. REIT	11,070,618
120,697	First Industrial Realty Trust, Inc. REIT	6,007,090
297,861	Gaming and Leisure Properties, Inc. REIT	13,847,558
605,849	Host Hotels & Resorts, Inc. REIT*	11,002,218
86,904	Life Storage, Inc. REIT	8,347,998
151,613	Ryman Hospitality Properties, Inc. REIT	11,924,362

		79,326,029

	Retailing - 3.4%
80,954	CarMax, Inc.*	10,786,311
86,708	Dollar Tree, Inc.*	9,962,749
64,041	Ross Stores, Inc.	8,385,529

		29,134,589

	Semiconductors & Semiconductor Equipment - 1.2%
57,865	MKS Instruments, Inc.	10,364,200

	Software & Services - 0.9%
100,770	Amdocs Ltd.	7,733,090

	Technology Hardware & Equipment - 6.3%
140,389	Ciena Corp.*	7,085,433
68,674	F5 Networks, Inc.*	12,825,556
47,376	II-VI, Inc.*	3,180,825
191,269	Lumentum Holdings, Inc.*	16,267,428
39,143	Rogers Corp.*	7,665,765
88,808	Western Digital Corp.*	6,272,509

		53,297,516

	Transportation - 1.1%
441,693	JetBlue Airways Corp.*	8,992,869

	Utilities - 5.2%
196,733	Alliant Energy Corp.	11,050,493
160,167	Evergy, Inc.	10,245,883
204,160	Portland General Electric Co.	10,383,577
92,306	Sempra Energy	12,698,536

		44,378,489

	Total Common Stocks (cost $596,506,382)	$832,407,216

The accompanying notes are an integral part of these financial statements.

38

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
10,859,604	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $10,859,609; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $11,076,866	$10,859,604

	Total Short-Term Investments (cost $10,859,604)	$10,859,604

Total Investments (cost $607,365,986)	99.4%	$843,266,820
Other Assets and Liabilities	0.6%	4,979,290

Total Net Assets	100.0%	$848,246,110

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$18,036,125	$18,036,125	$—	$—
Banks	81,591,341	81,591,341	—	—
Capital Goods	126,079,486	126,079,486	—	—
Commercial & Professional Services	26,128,859	26,128,859	—	—
Consumer Durables & Apparel	34,991,009	34,991,009	—	—
Consumer Services	26,155,403	26,155,403	—	—
Diversified Financials	16,451,979	16,451,979	—	—
Energy	15,277,528	15,277,528	—	—
Food & Staples Retailing	15,404,339	15,404,339	—	—
Food, Beverage & Tobacco	9,167,132	9,167,132	—	—
Health Care Equipment & Services	63,987,020	63,987,020	—	—
Insurance	75,557,526	75,557,526	—	—
Materials	60,092,225	55,336,873	4,755,352	—
Media & Entertainment	15,474,671	15,474,671	—	—
Pharmaceuticals, Biotechnology & Life Sciences	14,785,791	14,785,791	—	—
Real Estate	79,326,029	79,326,029	—	—
Retailing	29,134,589	29,134,589	—	—
Semiconductors & Semiconductor Equipment	10,364,200	10,364,200	—	—
Software & Services	7,733,090	7,733,090	—	—
Technology Hardware & Equipment	53,297,516	53,297,516	—	—
Transportation	8,992,869	8,992,869	—	—
Utilities	44,378,489	44,378,489	—	—
Short-Term Investments	10,859,604	—	10,859,604	—

Total	$843,266,820	$827,651,864	$15,614,956	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

39

Hartford Quality Value Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Banks - 12.0%
228,900	Bank of America Corp.	$9,277,317
30,957	Bank of Nova Scotia	1,971,651
64,474	JP Morgan Chase & Co.	9,916,746
29,212	PNC Financial Services Group, Inc.	5,461,184

		26,626,898

	Capital Goods - 11.0%
8,991	Deere & Co.	3,334,312
15,218	Eaton Corp. plc	2,175,109
15,212	Honeywell International, Inc.	3,392,884
55,525	Johnson Controls International plc	3,461,428
8,142	Lockheed Martin Corp.	3,098,520
58,087	Raytheon Technologies Corp.	4,835,162
50,081	Westinghouse Air Brake Technologies Corp.	4,110,148

		24,407,563

	Commercial & Professional Services - 1.2%
18,694	Waste Management, Inc.	2,579,211

	Consumer Services - 2.6%
16,946	Hilton Worldwide Holdings, Inc.*	2,180,950
15,290	McDonald’s Corp.	3,609,663

		5,790,613

	Diversified Financials - 2.9%
28,936	American Express Co.	4,437,335
1,037	BlackRock, Inc.	849,614
17,214	Charles Schwab Corp.	1,211,866

		6,498,815

	Energy - 5.6%
48,787	Chevron Corp.	5,028,476
44,529	EOG Resources, Inc.	3,279,115
19,999	Exxon Mobil Corp.	1,144,743
66,731	Total S.A.”“Total S.A.“Total S.A. ADR	2,954,849

		12,407,183

	Food & Staples Retailing - 1.4%
37,371	Sysco Corp.	3,166,445

	Food, Beverage & Tobacco - 4.2%
31,664	Coca-Cola Co.	1,709,223
61,426	Mondelez International, Inc. Class A	3,735,315
40,728	Philip Morris International, Inc.	3,869,160

		9,313,698

	Health Care Equipment & Services - 9.3%
5,909	Anthem, Inc.	2,241,816
16,493	Becton Dickinson and Co.	4,103,623
21,184	Hill-Rom Holdings, Inc.	2,334,901
38,766	Koninklijke Philips N.V. ADR*	2,195,706
38,741	Medtronic plc	5,071,972
11,793	UnitedHealth Group, Inc.	4,703,048

		20,651,066

	Insurance - 7.9%
60,712	American International Group, Inc.	2,941,496
24,261	Chubb Ltd.	4,162,945
20,373	Marsh & McLennan Cos., Inc.	2,764,616
39,336	MetLife, Inc.	2,502,950
38,011	Principal Financial Group, Inc.	2,427,763
26,442	Prudential Financial, Inc.	2,653,719

		17,453,489

	Materials - 4.2%
26,136	Celanese Corp.	4,094,204
17,209	FMC Corp.	2,034,792
17,758	PPG Industries, Inc.	3,040,880

		9,169,876

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Media & Entertainment - 2.3%
88,553	Comcast Corp. Class A	$4,972,251

	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
43,299	AstraZeneca plc ADR	2,297,878
30,098	Merck & Co., Inc.	2,242,301
21,293	Novartis AG ADR	1,815,015
133,666	Pfizer, Inc.	5,166,191

		11,521,385

	Real Estate - 4.3%
6,793	American Tower Corp. REIT	1,730,652
135,744	Host Hotels & Resorts, Inc. REIT*	2,465,111
8,199	Public Storage REIT	2,305,231
95,121	VICI Properties, Inc. REIT	3,015,336

		9,516,330

	Retailing - 4.8%
571,800	Allstar Co.(1)(2)	700,455
16,000	Lowe’s Cos., Inc.	3,140,000
19,302	Target Corp.	4,000,533
39,075	TJX Cos., Inc.	2,774,325

		10,615,313

	Semiconductors & Semiconductor Equipment - 4.5%
8,960	Broadcom, Inc.	4,087,552
45,564	Intel Corp.	2,621,297
17,643	Texas Instruments, Inc.	3,184,738

		9,893,587

	Software & Services - 3.2%
10,902	Accenture plc Class A	3,161,253
12,800	Cognizant Technology Solutions Corp. Class A	1,029,120
19,105	Fidelity National Information Services, Inc.	2,921,154

		7,111,527

	Technology Hardware & Equipment - 1.7%
75,289	Cisco Systems, Inc.	3,832,963

	Telecommunication Services - 2.8%
106,717	Verizon Communications, Inc.	6,167,175

	Transportation - 1.2%
15,694	J.B. Hunt Transport Services, Inc.	2,679,123

	Utilities - 5.0%
43,029	Alliant Energy Corp.	2,416,939
39,817	Avangrid, Inc.	2,026,685
27,705	Dominion Energy, Inc.	2,213,630
26,194	Eversource Energy	2,258,447
16,313	Sempra Energy	2,244,179

		11,159,880

	Total Common Stocks (cost $159,871,634)	$215,534,391

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
3,245,427	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $3,245,428; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $3,310,372	$3,245,427

	Total Short-Term Investments (cost $3,245,427)	$3,245,427

Total Investments (cost $163,117,061)	98.8%	$218,779,818
Other Assets and Liabilities	1.2%	2,586,299

Total Net Assets	100.0%	$221,366,117

The accompanying notes are an integral part of these financial statements.

40

Hartford Quality Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of this security was $700,455, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $700,455 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	571,800	$—	$700,455

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$26,626,898	$26,626,898	$—	$—
Capital Goods	24,407,563	24,407,563	—	—
Commercial & Professional Services	2,579,211	2,579,211	—	—
Consumer Services	5,790,613	5,790,613	—	—
Diversified Financials	6,498,815	6,498,815	—	—
Energy	12,407,183	12,407,183	—	—
Food & Staples Retailing	3,166,445	3,166,445	—	—
Food, Beverage & Tobacco	9,313,698	9,313,698	—	—
Health Care Equipment & Services	20,651,066	20,651,066	—	—
Insurance	17,453,489	17,453,489	—	—
Materials	9,169,876	9,169,876	—	—
Media & Entertainment	4,972,251	4,972,251	—	—
Pharmaceuticals, Biotechnology & Life Sciences	11,521,385	11,521,385	—	—
Real Estate	9,516,330	9,516,330	—	—
Retailing	10,615,313	9,914,858	700,455	—
Semiconductors & Semiconductor Equipment	9,893,587	9,893,587	—	—
Software & Services	7,111,527	7,111,527	—	—
Technology Hardware & Equipment	3,832,963	3,832,963	—	—
Telecommunication Services	6,167,175	6,167,175	—	—
Transportation	2,679,123	2,679,123	—	—
Utilities	11,159,880	11,159,880	—	—
Short-Term Investments	3,245,427	—	3,245,427	—

Total	$218,779,818	$214,833,936	$3,945,882	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

41

The Hartford Small Cap Growth Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 2.9%
64,808	Fox Factory Holding Corp.*	$9,930,530
95,465	Patrick Industries, Inc.	8,553,664
63,462	Thor Industries, Inc.	8,985,584

		27,469,778

	Banks - 2.6%
430,927	MGIC Investment Corp.	6,567,328
122,383	Synovus Financial Corp.	5,734,867
78,795	Triumph Bancorp, Inc.*	6,983,601
49,035	Western Alliance Bancorp	5,152,107

		24,437,903

	Capital Goods - 10.1%
66,347	Altra Industrial Motion Corp.	3,915,137
75,729	Applied Industrial Technologies, Inc.	7,244,236
41,600	Armstrong World Industries, Inc.	4,311,840
97,597	Boise Cascade Co.	6,511,672
157,072	Builders FirstSource, Inc.*	7,644,694
96,990	BWX Technologies, Inc.	6,490,571
42,639	Curtiss-Wright Corp.	5,453,528
43,044	EnerSys	3,941,970
54,500	Hydrofarm Holdings Group, Inc.*	3,580,650
70,214	ITT, Inc.	6,621,882
61,496	John Bean Technologies Corp.	8,940,289
47,146	Mercury Systems, Inc.*	3,547,265
102,671	Plug Power, Inc.*	2,927,150
135,869	Rexnord Corp.	6,783,939
98,042	SPX Corp.*	5,947,228
95,421	SPX FLOW, Inc.	6,354,084
39,777	Trex Co., Inc.*	4,295,518

		94,511,653

	Commercial & Professional Services - 3.8%
87,805	ASGN, Inc.*	9,235,330
65,629	Clean Harbors, Inc.*	5,838,356
64,567	Exponent, Inc.	6,219,739
66,293	Insperity, Inc.	5,803,289
64,105	Tetra Tech, Inc.	8,181,721

		35,278,435

	Consumer Durables & Apparel - 5.0%
31,320	Deckers Outdoor Corp.*	10,592,424
78,808	PVH Corp.	8,919,489
58,377	TopBuild Corp.*	12,981,877
290,500	Under Armour, Inc. Class C*	5,783,855
102,078	YETI Holdings, Inc.*	8,719,503

		46,997,148

	Consumer Services - 4.1%
103,534	BJ’s Restaurants, Inc.*	6,314,539
40,610	Churchill Downs, Inc.	8,589,015
221,042	GAN Ltd.*(1)	4,076,014
98,340	Penn National Gaming, Inc.*	8,764,061
70,790	Wingstop, Inc.	11,213,844

		38,957,473

	Diversified Financials - 1.4%
111,793	OneMain Holdings, Inc.	6,357,668
101,250	Stifel Financial Corp.	7,005,487

		13,363,155

	Food & Staples Retailing - 1.0%
164,740	Performance Food Group Co.*	9,670,238

	Food, Beverage & Tobacco - 2.2%
59,398	Freshpet, Inc.*	10,977,938
277,371	Hostess Brands, Inc.*	4,241,003
167,276	Simply Good Foods Co.*	5,779,386

		20,998,327

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 12.1%
164,691	AdaptHealth Corp.*	$4,785,920
49,434	Addus HomeCare Corp.*	5,230,117
16,610	Amedisys, Inc.*	4,482,209
87,167	AtriCure, Inc.*	6,717,961
93,081	Cardiovascular Systems, Inc.*	3,753,026
135,400	Covetrus, Inc.*	3,879,210
58,089	Glaukos Corp.*	5,469,660
97,998	Globus Medical, Inc. Class A*	7,033,317
121,968	Health Catalyst, Inc.*	7,061,947
78,469	Integer Holdings Corp.*	7,366,670
120,036	Integra LifeSciences Holdings Corp.*	8,892,267
42,285	LHC Group, Inc.*	8,806,697
56,941	ModivCare, Inc.*	7,976,295
93,660	Omnicell, Inc.*	13,582,573
189,261	OraSure Technologies, Inc.*	1,731,738
422,219	R1 RCM, Inc.*	11,518,134
60,880	Tandem Diabetes Care, Inc.*	5,594,872

		113,882,613

	Household & Personal Products - 0.4%
143,527	BellRing Brands, Inc. Class A*	3,701,561

	Insurance - 1.0%
107,191	James River Group Holdings Ltd.	5,049,768
56,483	Kemper Corp.	4,409,063

		9,458,831

	Materials - 2.2%
178,032	Axalta Coating Systems Ltd.*	5,677,440
62,420	Ingevity Corp.*	4,873,754
154,647	Louisiana-Pacific Corp.	10,188,144

		20,739,338

	Media & Entertainment - 1.4%
88,850	Cardlytics, Inc.*(1)	12,219,541
25,775	Cargurus, Inc.*	636,127

		12,855,668

	Pharmaceuticals, Biotechnology & Life Sciences - 18.4%
44,368	Allakos, Inc.*	4,841,436
57,714	ALX Oncology Holdings, Inc.*	3,616,359
113,749	Apellis Pharmaceuticals, Inc.*	5,763,662
51,949	Arena Pharmaceuticals, Inc.*	3,565,260
59,937	Arrowhead Pharmaceuticals, Inc.*	4,361,016
48,185	Arvinas, Inc.*	3,321,874
65,159	Biohaven Pharmaceutical Holding Co., Ltd.*	4,893,441
140,862	Celldex Therapeutics, Inc.*	4,272,344
83,578	ChemoCentryx, Inc.*	4,039,325
121,074	Constellation Pharmaceuticals, Inc.*	2,617,620
166,237	Dicerna Pharmaceuticals, Inc.*	5,184,932
176,789	Dyne Therapeutics, Inc.*	3,479,208
30,333	Fate Therapeutics, Inc.*	2,650,801
236,497	Heron Therapeutics, Inc.*	4,133,968
268,125	Homology Medicines, Inc.*	1,815,206
451,688	ImmunoGen, Inc.*	3,640,605
73,107	KalVista Pharmaceuticals, Inc.*	1,825,482
22,370	Karuna Therapeutics, Inc.*	2,483,294
43,813	Kodiak Sciences, Inc.*	5,294,363
155,866	Kura Oncology, Inc.*	4,197,471
45,877	Kymera Therapeutics, Inc.*(1)	2,089,697
37,558	Madrigal Pharmaceuticals, Inc.*	5,111,644
252,225	Mersana Therapeutics, Inc.*	4,017,944
30,007	Mirati Therapeutics, Inc.*	4,987,764
86,092	NanoString Technologies, Inc.*	6,858,950
48,616	Natera, Inc.*	5,348,732
117,051	NeoGenomics, Inc.*	5,734,329
44,272	Nkarta, Inc.*	1,410,063
26,069	Novavax, Inc.*	6,176,528

The accompanying notes are an integral part of these financial statements.

42

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 18.4% - (continued)
89,488	PTC Therapeutics, Inc.*	$3,687,800
175,619	Radius Health, Inc.*	3,916,304
90,891	RAPT Therapeutics, Inc.*	1,994,149
33,725	Reata Pharmaceuticals, Inc. Class A*	3,419,715
147,293	Revance Therapeutics, Inc.*	4,289,172
56,915	Revolution Medicines, Inc.*	1,889,009
84,212	Rocket Pharmaceuticals, Inc.*	3,860,278
162,189	Syndax Pharmaceuticals, Inc.*	2,585,293
117,945	TCR2 Therapeutics, Inc.*	2,678,531
122,189	TG Therapeutics, Inc.*	5,463,070
195,032	Theravance Biopharma, Inc.*	3,849,932
50,897	Turning Point Therapeutics, Inc.*	3,879,878
44,622	Ultragenyx Pharmaceutical, Inc.*	4,981,600
99,675	Veracyte, Inc.*	4,958,831
109,120	Y-mAbs Therapeutics, Inc.*	3,281,238

		172,468,118

	Real Estate - 4.0%
243,887	Essential Properties Realty Trust, Inc. REIT	6,387,401
338,031	Independence Realty Trust, Inc. REIT	5,692,442
130,021	JBG SMITH Properties REIT	4,239,985
51,436	PS Business Parks, Inc. REIT	8,351,663
118,539	Rexford Industrial Realty, Inc. REIT	6,584,841
81,715	Ryman Hospitality Properties, Inc. REIT	6,426,885

		37,683,217

	Retailing - 3.3%
64,842	Floor & Decor Holdings, Inc. Class A*	7,192,275
131,178	Foot Locker, Inc.	7,736,878
17,455	Lithia Motors, Inc. Class A	6,709,353
46,961	Ollie’s Bargain Outlet Holdings, Inc.*	4,333,091
58,170	Shutterstock, Inc.	5,071,261

		31,042,858

	Semiconductors & Semiconductor Equipment - 4.4%
117,599	Axcelis Technologies, Inc.*	4,883,887
61,475	Cirrus Logic, Inc.*	4,574,355
144,689	FormFactor, Inc.*	5,664,574
186,272	Lattice Semiconductor Corp.*	9,371,344
109,782	Power Integrations, Inc.	9,091,047
56,055	Synaptics, Inc.*	7,840,413

		41,425,620

	Software & Services - 16.4%
79,705	Alarm.com Holdings, Inc.*	7,154,321
71,353	Blackbaud, Inc.*	5,074,625
30,366	CACI International, Inc. Class A*	7,739,079
51,797	Concentrix Corp.*	8,048,218
115,974	Digital Turbine, Inc.*	8,747,919
39,711	Everbridge, Inc.*	5,270,047
94,234	ExlService Holdings, Inc.*	8,705,337
34,738	Five9, Inc.*	6,529,702
63,513	j2 Global, Inc.*	7,685,073
98,031	LiveRamp Holdings, Inc.*	4,801,558
49,318	Manhattan Associates, Inc.*	6,768,402
164,267	Medallia, Inc.*	4,844,234
96,626	Mimecast Ltd.*	4,195,501
20,240	Paylocity Holding Corp.*	3,911,178
137,724	Perficient, Inc.*	9,036,072
61,255	Q2 Holdings, Inc.*	6,371,745
102,090	Rapid7, Inc.*	8,294,812
244,238	Repay Holdings Corp.*	5,580,838
62,372	Science Applications International Corp.	5,577,304
104,756	Sprout Social, Inc. Class A*	6,944,275
170,287	SVMK, Inc.*	3,063,463

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 16.4% - (continued)
138,642	Telos Corp.*	$4,600,142
144,217	Varonis Systems, Inc.*	7,636,290
575,599	Verra Mobility Corp.*	7,736,051

		154,316,186

	Technology Hardware & Equipment - 2.4%
139,472	II-VI, Inc.*	9,364,150
70,180	Insight Enterprises, Inc.*	7,043,967
71,218	Lumentum Holdings, Inc.*	6,057,091

		22,465,208

	Telecommunication Services - 0.4%
77,283	ArcLight Clean Transition Corp. Class A*(1)	1,250,439
16,344	Bandwidth, Inc. Class A*	2,160,677

		3,411,116

	Transportation - 0.3%
159,923	Marten Transport Ltd.	2,673,913

	Total Common Stocks (cost $593,975,153)	$937,808,357

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.3%
2,996,724	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $2,996,725; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $3,056,726	$2,996,724

	Securities Lending Collateral - 0.5%
635,993	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	635,993
4,461,049	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	4,461,049

		5,097,042

	Total Short-Term Investments (cost $8,093,766)	$8,093,766

Total Investments (cost $602,068,919)	100.6%	$945,902,123
Other Assets and Liabilities	(0.6)%	(6,085,760)

Total Net Assets	100.0%	$939,816,363

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

43

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$27,469,778	$27,469,778	$—	$—
Banks	24,437,903	24,437,903	—	—
Capital Goods	94,511,653	94,511,653	—	—
Commercial & Professional Services	35,278,435	35,278,435	—	—
Consumer Durables & Apparel	46,997,148	46,997,148	—	—
Consumer Services	38,957,473	38,957,473	—	—
Diversified Financials	13,363,155	13,363,155	—	—
Food & Staples Retailing	9,670,238	9,670,238	—	—
Food, Beverage & Tobacco	20,998,327	20,998,327	—	—
Health Care Equipment & Services	113,882,613	113,882,613	—	—
Household & Personal Products	3,701,561	3,701,561	—	—
Insurance	9,458,831	9,458,831	—	—
Materials	20,739,338	20,739,338	—	—
Media & Entertainment	12,855,668	12,855,668	—	—
Pharmaceuticals, Biotechnology & Life Sciences	172,468,118	172,468,118	—	—
Real Estate	37,683,217	37,683,217	—	—
Retailing	31,042,858	31,042,858	—	—
Semiconductors & Semiconductor Equipment	41,425,620	41,425,620	—	—
Software & Services	154,316,186	154,316,186	—	—
Technology Hardware & Equipment	22,465,208	22,465,208	—	—
Telecommunication Services	3,411,116	3,411,116	—	—
Transportation	2,673,913	2,673,913	—	—
Short-Term Investments	8,093,766	5,097,042	2,996,724	—

Total	$945,902,123	$942,905,399	$2,996,724	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

44

Hartford Small Cap Value Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9%
	Banks - 21.7%
57,943	Bank OZK	$2,375,083
115,864	Cadence Bancorp	2,577,974
21,764	Federal Agricultural Mortgage Corp. Class C	2,238,645
66,843	First Hawaiian, Inc.	1,835,509
39,497	First Interstate BancSystem, Inc. Class A	1,855,174
160,475	FNB Corp.	2,068,523
69,055	Great Western Bancorp, Inc.	2,282,268
95,310	Home BancShares, Inc.	2,652,477
56,800	Pacific Premier Bancorp, Inc.	2,500,904
96,052	Radian Group, Inc.	2,366,721
56,889	Sandy Spring Bancorp, Inc.	2,580,485
112,175	Sterling Bancorp	2,818,958
120,209	Umpqua Holdings Corp.	2,240,696

		30,393,417

	Capital Goods - 6.3%
22,632	EnerSys	2,072,638
54,848	Kennametal, Inc.	2,202,696
70,413	nVent Electric plc	2,144,076
129,693	REV Group, Inc.	2,365,600

		8,785,010

	Commercial & Professional Services - 9.8%
116,324	BrightView Holdings, Inc.*	2,085,689
65,329	Deluxe Corp.	2,875,783
59,174	Herman Miller, Inc.	2,455,721
39,222	Kforce, Inc.	2,198,001
56,013	Loomis AB(1)	1,834,282
25,193	Science Applications International Corp.	2,252,758

		13,702,234

	Consumer Durables & Apparel - 8.1%
23,441	Carter’s, Inc.	2,550,146
38,926	Kontoor Brands, Inc.	2,445,721
71,044	Movado Group, Inc.	2,228,650
62,256	Steven Madden Ltd.	2,531,952
25,178	Sturm Ruger & Co., Inc.	1,635,059

		11,391,528

	Consumer Services - 3.0%
58,507	Adtalem Global Education, Inc.*	2,007,375
102,094	H&R Block, Inc.	2,272,613

		4,279,988

	Diversified Financials - 5.1%
124,014	Greenhill & Co., Inc.	1,882,533
187,450	Navient Corp.	3,154,783
56,332	PRA Group, Inc.*	2,122,590

		7,159,906

	Food, Beverage & Tobacco - 1.7%
153,765	Hostess Brands, Inc.*	2,351,067

	Health Care Equipment & Services - 6.1%
47,685	Envista Holdings Corp.*	2,063,807
92,177	NextGen Healthcare, Inc.*	1,687,761
34,969	NuVasive, Inc.*	2,498,535
63,889	Premier, Inc. Class A	2,258,476

		8,508,579

	Household & Personal Products - 5.0%
69,389	Edgewell Personal Care Co.	2,650,660
46,007	Energizer Holdings, Inc.	2,268,145
9,145	Medifast, Inc.	2,076,738

		6,995,543

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Insurance - 4.5%
204,768	Lancashire Holdings Ltd.	$2,007,518
96,891	ProAssurance Corp.	2,422,275
179,144	SiriusPoint Ltd.*	1,895,343

		6,325,136

	Materials - 2.9%
31,844	Compass Minerals International, Inc.	2,162,844
42,570	Schweitzer-Mauduit International, Inc.	1,944,172

		4,107,016

	Media & Entertainment - 1.7%
119,182	TEGNA, Inc.	2,390,791

	Real Estate - 2.4%
143,551	CoreCivic, Inc. REIT	1,115,391
97,195	Pebblebrook Hotel Trust REIT	2,321,017

		3,436,408

	Retailing - 1.7%
30,508	Children’s Place, Inc.*	2,390,302

	Semiconductors & Semiconductor Equipment - 6.1%
34,294	Ichor Holdings Ltd.*	1,912,576
99,927	Rambus, Inc.*	1,896,615
37,233	Silicon Motion Technology Corp. ADR	2,674,074
74,162	Tower Semiconductor Ltd.*	2,098,785

		8,582,050

	Software & Services - 4.0%
38,131	CSG Systems International, Inc.	1,753,644
29,357	InterDigital, Inc.	2,037,963
90,656	Xperi Holding Corp.	1,862,981

		5,654,588

	Technology Hardware & Equipment - 1.3%
47,373	Plantronics, Inc.*	1,894,446

	Utilities - 3.4%
46,103	Portland General Electric Co.	2,344,799
96,854	South Jersey Industries, Inc.	2,397,136

		4,741,935

	Total Common Stocks (cost $94,929,862)	$133,089,944

EXCHANGE-TRADED FUNDS - 3.7%
	Other Investment Pools & Funds - 3.7%
32,449	iShares Russell 2000 Value ETF	$5,269,069

	Total Exchange-Traded Funds (cost $5,108,767)	$5,269,069

	Total Long-Term Investments (cost $100,038,629)	$138,359,013

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 0.7%
907,121	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $907,121; collateralized by U.S. Government Bond at 1.750%, maturing 01/15/2028, with a market value of $925,383	$907,121

The accompanying notes are an integral part of these financial statements.

45

Hartford Small Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 2.0% - (continued)
	Securities Lending Collateral - 1.3%
230,429	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	$230,429
1,616,297	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	1,616,297

		1,846,726

	Total Short-Term Investments (cost $2,753,847)	$2,753,847

Total Investments (cost $102,792,476)	100.6%	$141,112,860
Other Assets and Liabilities	(0.6)%	(843,587)

Total Net Assets	100.0%	$140,269,273

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$30,393,417	$30,393,417	$—	$—
Capital Goods	8,785,010	8,785,010	—	—
Commercial & Professional Services	13,702,234	11,867,952	1,834,282	—
Consumer Durables & Apparel	11,391,528	11,391,528	—	—
Consumer Services	4,279,988	4,279,988	—	—
Diversified Financials	7,159,906	7,159,906	—	—
Food, Beverage & Tobacco	2,351,067	2,351,067	—	—
Health Care Equipment & Services	8,508,579	8,508,579	—	—
Household & Personal Products	6,995,543	6,995,543	—	—
Insurance	6,325,136	4,317,618	2,007,518	—
Materials	4,107,016	4,107,016	—	—
Media & Entertainment	2,390,791	2,390,791	—	—
Real Estate	3,436,408	3,436,408	—	—
Retailing	2,390,302	2,390,302	—	—
Semiconductors & Semiconductor Equipment	8,582,050	8,582,050	—	—
Software & Services	5,654,588	5,654,588	—	—
Technology Hardware & Equipment	1,894,446	1,894,446	—	—
Utilities	4,741,935	4,741,935	—	—
Exchange-Traded Funds	5,269,069	5,269,069	—	—
Short-Term Investments	2,753,847	1,846,726	907,121	—

Total	$141,112,860	$136,363,939	$4,748,921	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

46

The Hartford Small Company Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Automobiles & Components - 0.9%
65,156	Thor Industries, Inc.	$9,225,438

	Banks - 2.1%
280,325	Sterling Bancorp	7,044,567
126,170	Western Alliance Bancorp	13,256,682

		20,301,249

	Capital Goods - 12.9%
185,746	Altra Industrial Motion Corp.	10,960,871
176,085	Applied Industrial Technologies, Inc.	16,844,291
224,348	Builders FirstSource, Inc.*	10,919,017
190,421	Colfax Corp.*	8,605,125
144,289	Curtiss-Wright Corp.	18,454,563
108,795	Gibraltar Industries, Inc.*	9,993,909
109,800	Hydrofarm Holdings Group, Inc.*	7,213,860
101,737	ITT, Inc.	9,594,817
127,977	Kennametal, Inc.	5,139,556
39,550	Kornit Digital Ltd.*	3,866,408
106,768	Middleby Corp.*	19,359,174
114,210	Rush Enterprises, Inc. Class A	5,637,406

		126,588,997

	Commercial & Professional Services - 1.2%
148,873	TriNet Group, Inc.*	11,717,794

	Consumer Durables & Apparel - 6.1%
41,008	Cavco Industries, Inc.*	8,588,305
78,377	Polaris, Inc.	10,975,131
207,077	Skyline Champion Corp.*	9,200,431
394,500	Wolverine World Wide, Inc.	16,458,540
171,632	YETI Holdings, Inc.*	14,660,806

		59,883,213

	Consumer Services - 7.3%
194,988	Boyd Gaming Corp.*	12,898,456
192,199	Chegg, Inc.*	17,361,336
284,446	GAN Ltd.*(1)	5,245,184
62,230	Penn National Gaming, Inc.*	5,545,938
211,546	Planet Fitness, Inc. Class A*	17,767,748
80,556	Wingstop, Inc.	12,760,876

		71,579,538

	Diversified Financials - 1.1%
45,978	Hamilton Lane, Inc. Class A	4,158,710
117,424	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,153,018

		10,311,728

	Food, Beverage & Tobacco - 1.2%
9,846	Boston Beer Co., Inc. Class A*	11,977,560

	Health Care Equipment & Services - 11.9%
223,953	Accolade, Inc.*	11,231,243
74,596	Addus HomeCare Corp.*	7,892,257
8,803	agilon health, Inc.*	277,559
111,590	Globus Medical, Inc. Class A*	8,008,814
206,001	Health Catalyst, Inc.*	11,927,458
91,539	Hill-Rom Holdings, Inc.	10,089,429
59,053	Inari Medical, Inc.*	6,749,167
25,147	Insulet Corp.*	7,423,897
148,793	Integra LifeSciences Holdings Corp.*	11,022,585
65,508	LHC Group, Inc.*	13,643,351
1,141,625	Multiplan Corp.*(1)	8,482,274
188,839	Oak Street Health, Inc.*	11,638,148
60,641	Omnicell, Inc.*	8,794,158

		117,180,340

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Media & Entertainment - 1.5%
109,627	Cardlytics, Inc.*	$15,077,001

	Pharmaceuticals, Biotechnology & Life Sciences - 16.5%
30,969	Acceleron Pharma, Inc.*	3,870,196
58,464	Allakos, Inc.*	6,379,592
110,352	ALX Oncology Holdings, Inc.*	6,914,656
318,919	Amicus Therapeutics, Inc.*	3,138,163
94,362	Apellis Pharmaceuticals, Inc.*	4,781,323
98,913	Arena Pharmaceuticals, Inc.*	6,788,399
42,535	Ascendis Pharma A/S ADR*	6,166,299
73,666	BioAtla, Inc.*	3,653,097
52,715	Blueprint Medicines Corp.*	5,077,509
76,270	ChemoCentryx, Inc.*	3,686,129
251,340	Constellation Pharmaceuticals, Inc.*	5,433,971
139,745	Freeline Therapeutics Holdings plc ADR*	1,537,195
361,298	Heron Therapeutics, Inc.*	6,315,489
698,998	ImmunoGen, Inc.*	5,633,924
99,635	Iovance Biotherapeutics, Inc.*	3,132,524
139,910	KalVista Pharmaceuticals, Inc.*	3,493,553
85,805	Kodiak Sciences, Inc.*	10,368,676
94,494	Kura Oncology, Inc.*	2,544,723
24,800	Medpace Holdings, Inc.*	4,208,064
170,342	Mersana Therapeutics, Inc.*	2,713,548
31,575	Mirati Therapeutics, Inc.*	5,248,397
90,017	NanoString Technologies, Inc.*	7,171,654
154,421	NeoGenomics, Inc.*	7,565,085
20,851	Novavax, Inc.*	4,940,227
128,058	PTC Therapeutics, Inc.*	5,277,270
21,738	Reata Pharmaceuticals, Inc. Class A*	2,204,233
93,548	Revolution Medicines, Inc.*	3,104,858
79,520	Rocket Pharmaceuticals, Inc.*	3,645,197
224,803	TCR2 Therapeutics, Inc.*	5,105,276
191,296	TG Therapeutics, Inc.*	8,552,844
62,173	Turning Point Therapeutics, Inc.*	4,739,448
213,270	UroGen Pharma Ltd.*(1)	4,148,102
176,873	Y-mAbs Therapeutics, Inc.*	5,318,571

		162,858,192

	Real Estate - 3.7%
373,393	Essential Properties Realty Trust, Inc. REIT	9,779,163
124,554	Redfin Corp.*	8,815,932
118,262	Ryman Hospitality Properties, Inc. REIT	9,301,306
460,920	Xenia Hotels & Resorts, Inc. REIT	8,955,676

		36,852,077

	Retailing - 7.0%
3,136,600	Allstar Co.(2)(3)(4)	3,842,335
68,005	Five Below, Inc.*	13,687,366
149,252	Floor & Decor Holdings, Inc. Class A*	16,555,032
199,124	Ollie’s Bargain Outlet Holdings, Inc.*	18,373,171
289,573	Porch Group, Inc.*	3,854,217
463,197	RealReal, Inc.*	11,473,390
26,907	Tory Burch LLC*(2)(3)(5)	1,324,385

		69,109,896

	Semiconductors & Semiconductor Equipment - 3.6%
105,189	ACM Research, Inc. Class A*	8,304,672
189,383	Maxeon Solar Technologies Ltd.*(1)	3,408,894
44,402	MKS Instruments, Inc.	7,952,842
572,573	Tower Semiconductor Ltd.*	16,203,816

		35,870,224

	Software & Services - 14.0%
170,711	2U, Inc.*	6,700,407
166,631	Digital Turbine, Inc.*	12,568,976
125,717	j2 Global, Inc.*	15,211,757
179,431	LiveRamp Holdings, Inc.*	8,788,530

The accompanying notes are an integral part of these financial statements.

47

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Software & Services - 14.0% - (continued)
110,808	Manhattan Associates, Inc.*	$15,207,290
143,782	Mimecast Ltd.*	6,243,014
228,890	Perficient, Inc.*	15,017,473
37,858	Q2 Holdings, Inc.*	3,937,989
214,499	Rapid7, Inc.*	17,428,044
479,176	Repay Holdings Corp.*	10,949,172
257,596	Telos Corp.*	8,547,035
168,741	Varonis Systems, Inc.*	8,934,836
645,786	Verra Mobility Corp.*	8,679,364

		138,213,887

	Technology Hardware & Equipment - 4.6%
247,856	II-VI, Inc.*	16,641,052
61,643	Lumentum Holdings, Inc.*	5,242,737
87,965	Novanta, Inc.*	11,585,870
142,470	PAR Technology Corp.*	11,702,486

		45,172,145

	Telecommunication Services - 0.5%
39,791	Bandwidth, Inc. Class A*	5,260,370

	Transportation - 0.6%
25,045	Saia, Inc.*	5,873,052

	Total Common Stocks (cost $730,636,452)	$953,052,701

CONVERTIBLE PREFERRED STOCKS - 0.2%
	Retailing - 0.2%
94,978	Honest Co., Inc. Series E*(2)(3)(5)	$1,606,154

	Total Convertible Preferred Stocks (cost $2,172,859)	$1,606,154

ESCROWS - 0.0%(6)
	Software & Services - 0.0%
263,189	Marklogic Corp.*(2)(3)(5)	$3,422

	Total Escrows (cost $—)	$3,422

	Total Long-Term Investments (cost $732,809,311)	$954,662,277

SHORT-TERM INVESTMENTS - 3.9%
	Repurchase Agreements - 2.8%
27,904,582	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $27,904,594; collateralized by U.S. Treasury Inflation Index Bond at 0.500%, maturing 01/15/2028, with a market value of $28,462,787	$27,904,582

	Securities Lending Collateral - 1.1%
1,319,664	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)	1,319,664
9,256,523	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(7)	9,256,523

		10,576,187

	Total Short-Term Investments (cost $38,480,769)	$38,480,769

Total Investments (cost $771,290,080)	100.8%	$993,143,046
Other Assets and Liabilities	(0.8)%	(7,826,891)

Total Net Assets	100.0%	$985,316,155

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $7,862,004, which represented 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $6,776,296 or 0.7% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	3,136,600	$—	$3,842,335
08/2015	Honest Co., Inc. Series E Convertible Preferred	94,978	2,172,859	1,606,154
01/2021	Marklogic Corp.	263,189	—	3,422
11/2013	Tory Burch LLC	26,907	2,108,912	1,324,385

			$4,281,771	$6,776,296

(4)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.

(5)	Investment valued using significant unobservable inputs.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(7)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

48

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

PIPE Purchase Commitments Outstanding as of April 30, 2021

Period Committed	Security Name	Committed Shares	Committed Cost	Market Value	Unrealized Appreciation (Depreciation)
02/2021	Aone(2)	726,000	$7,260,000	$6,579,738	$(680,262)
02/2021	Decarbonization Plus Acquisition Corp(2)	249,000	2,490,000	2,330,640	(159,360)
02/2021	FTAC Olympus Acquisition Corp. (2)	97,900	979,000	886,387	(92,613)
12/2020	TPG Pace Beneficial Finance Corp. (2)	481,900	4,819,000	7,281,990	2,462,990
01/2021	TS Innovation Acquisitions Corp. (2)	561,220	5,612,200	5,167,153	(445,047)

			$21,160,200	$22,245,908	$1,085,708

Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). The Hartford Small Company Fund had contingent commitments outstanding of $21,160,200 to purchase restricted PIPE shares as of April 30, 2021.

The aggregate unrealized appreciation/depreciation of PIPE commitments represents 0.1% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$9,225,438	$9,225,438	$—	$—
Banks	20,301,249	20,301,249	—	—
Capital Goods	126,588,997	126,588,997	—	—
Commercial & Professional Services	11,717,794	11,717,794	—	—
Consumer Durables & Apparel	59,883,213	59,883,213	—	—
Consumer Services	71,579,538	71,579,538	—	—
Diversified Financials	10,311,728	10,311,728	—	—
Food, Beverage & Tobacco	11,977,560	11,977,560	—	—
Health Care Equipment & Services	117,180,340	117,180,340	—	—
Media & Entertainment	15,077,001	15,077,001	—	—
Pharmaceuticals, Biotechnology & Life Sciences	162,858,192	162,858,192	—	—
Real Estate	36,852,077	36,852,077	—	—
Retailing	69,109,896	63,943,176	3,842,335	1,324,385
Semiconductors & Semiconductor Equipment	35,870,224	35,870,224	—	—
Software & Services	138,213,887	138,213,887	—	—
Technology Hardware & Equipment	45,172,145	45,172,145	—	—
Telecommunication Services	5,260,370	5,260,370	—	—
Transportation	5,873,052	5,873,052	—	—
Convertible Preferred Stocks	1,606,154	—	—	1,606,154
Escrows	3,422	—	—	3,422
Short-Term Investments	38,480,769	10,576,187	27,904,582	—
PIPE Purchase Commitment	2,462,990	—	2,462,990	—

Total	$995,606,036	$958,462,168	$34,209,907	$2,933,961

Liabilities
PIPE Purchase Commitment	$(1,377,282)	$—	$(1,377,282)	$—

Total	$(1,377,282)	$—	$(1,377,282)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

49

Hartford Domestic Equity Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

50

Hartford Domestic Equity Funds

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Assets:
Investments in securities, at market value(1)	$7,575,166,950	$11,442,221,031	$12,266,803,203	$4,557,616,937
Repurchase agreements	139,157,525	153,278,482	380,416,036	88,925,298
Cash	62,056,963	68,349,067	169,190,817	39,653,264
Cash collateral held for securities on loan	1,527,813	1,722,999	6,366,431	2,183,152
Foreign currency	1,255	—	—	636,298
Receivables:
Investment securities sold	41,277,628	2,429,705	—	5,309,726
Fund shares sold	1,196,954	25,038,852	27,663,813	5,106,358
Dividends and interest	2,979,001	7,425,929	9,982,688	4,210,748
Securities lending income	6,141	5,304	19,556	8,857
Variation margin on futures contracts	7,619,737	25,080	—	—
Tax reclaims	601,267	—	2,196,764	2,392,598
Other assets	106,710	295,678	230,742	109,043

Total assets	7,831,697,944	11,700,792,127	12,862,870,050	4,706,152,279

Liabilities:
Obligation to return securities lending collateral	30,551,900	34,455,055	127,310,445	43,656,808
Payables:
Investment securities purchased	40,798,320	17,567,117	21,153,128	—
Fund shares redeemed	5,474,194	17,304,914	7,905,757	3,260,098
Investment management fees	4,178,823	3,092,696	6,114,077	2,310,856
Transfer agent fees	1,058,723	786,300	944,381	440,763
Accounting services fees	86,776	128,530	140,085	51,700
Board of Directors’ fees	30,022	30,216	36,372	16,956
Distribution fees	219,900	138,436	179,135	89,046
Accrued expenses	224,791	94,879	234,849	124,972

Total liabilities	82,623,449	73,598,143	164,018,229	49,951,199

Net assets	$7,749,074,495	$11,627,193,984	$12,698,851,821	$4,656,201,080

Summary of Net Assets:
Capital stock and paid-in-capital	$5,000,207,086	$7,427,444,087	$7,464,079,216	$2,968,863,653
Distributable earnings	2,748,867,409	4,199,749,897	5,234,772,605	1,687,337,427

Net assets	$7,749,074,495	$11,627,193,984	$12,698,851,821	$4,656,201,080

Shares authorized	1,540,000,000	825,000,000	1,175,000,000	675,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$47.10	$45.22	$31.73	$22.47

Maximum offering price per share	$49.84	$47.85	$33.58	$23.78

Shares outstanding	121,619,508	33,854,169	139,522,676	78,816,957

Net Assets	$5,728,880,757	$1,530,730,361	$4,427,094,696	$1,771,214,066

Class C: Net asset value per share	$33.03	$40.99	$30.46	$22.35

Shares outstanding	4,889,674	13,349,155	5,038,180	8,158,021

Net Assets	$161,501,154	$547,218,191	$153,450,475	$182,315,165

Class I: Net asset value per share	$47.40	$45.32	$31.55	$22.32

Shares outstanding	15,220,542	94,908,447	80,415,503	57,009,082

Net Assets	$721,384,660	$4,301,610,216	$2,537,270,187	$1,272,554,203

Class R3: Net asset value per share	$53.29	$45.89	$32.25	$22.51

Shares outstanding	904,028	1,286,659	2,139,788	1,676,762

Net Assets	$48,180,026	$59,047,642	$69,009,279	$37,748,095

Class R4: Net asset value per share	$55.55	$46.69	$32.52	$22.55

Shares outstanding	665,662	4,842,791	2,950,229	2,090,627

Net Assets	$36,975,633	$226,095,564	$95,930,769	$47,147,420

Class R5: Net asset value per share	$56.80	$45.69	$32.66	$22.68

Shares outstanding	691,675	4,736,801	7,496,802	3,817,138

Net Assets	$39,290,377	$216,435,510	$244,865,932	$86,566,544

The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Class R6: Net asset value per share	$57.21	$45.90	$32.66	$22.74

Shares outstanding	286,303	21,431,303	11,815,719	3,372,391

Net Assets	$16,378,948	$983,638,361	$385,959,206	$76,693,212

Class Y: Net asset value per share	$57.18	$45.88	$32.67	$22.75

Shares outstanding	2,053,215	18,893,134	31,224,064	4,906,615

Net Assets	$117,404,523	$866,828,814	$1,020,104,901	$111,606,881

Class F: Net asset value per share	$47.38	$45.35	$31.53	$22.32

Shares outstanding	18,552,271	63,845,598	119,431,947	47,954,475

Net Assets	$879,078,417	$2,895,589,325	$3,765,166,376	$1,070,355,494

Cost of investments	$5,682,063,506	$7,560,436,980	$7,884,462,541	$3,180,019,690
Cost of foreign currency	$1,242	$—	$—	$637,024

(1) Includes Investment in securities on loan, at market value	$29,314,155	$32,836,316	$128,813,149	$44,137,098

The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Assets:
Investments in securities, at market value(1)	$7,800,396,688	$1,730,179,252	$15,536,506,160	$832,407,216
Repurchase agreements	1,924,574	17,813,440	8,394,537	10,859,604
Investments in affiliated investments, at market value	—	—	368,306,110	—
PIPE purchase commitments	12,902,909	—	—	—
Cash	891,922	7,976,314	3,745,494	4,841,898
Cash collateral held for securities on loan	1,673,512	2,974,571	9,186,283	—
Foreign currency	21	18	—	—
Receivables:
Investment securities sold	51,591,855	935,203	39,719,100	5,298,320
Fund shares sold	9,357,074	788,710	18,638,558	1,954,586
Dividends and interest	542,235	1,504,891	1,924,949	208,934
Securities lending income	14,450	27,108	44,038	—
Tax reclaims	408,642	258,154	—	—
Other assets	185,272	105,037	204,590	97,140

Total assets	7,879,889,154	1,762,562,698	15,986,669,819	855,667,698

Liabilities:
Obligation to return securities lending collateral	33,465,462	59,482,923	183,699,437	—
Payables:
Investment securities purchased	32,807,353	10,340,890	35,858,464	5,499,432
Fund shares redeemed	5,011,578	1,216,719	24,433,489	1,237,980
Investment management fees	4,479,191	1,155,239	9,098,612	485,534
Transfer agent fees	811,995	268,116	1,681,946	92,622
Accounting services fees	87,692	18,796	177,773	9,402
Board of Directors’ fees	24,252	6,826	60,496	2,468
Distribution fees	177,154	52,336	197,133	14,269
Accrued expenses	105,233	52,440	589,485	79,881

Total liabilities	76,969,910	72,594,285	255,796,835	7,421,588

Net assets	$7,802,919,244	$1,689,968,413	$15,730,872,984	$848,246,110

Summary of Net Assets:
Capital stock and paid-in-capital	$4,703,951,075	$1,155,013,585	$9,560,216,274	$608,578,455
Distributable earnings	3,098,968,169	534,954,828	6,170,656,710	239,667,655

Net assets	$7,802,919,244	$1,689,968,413	$15,730,872,984	$848,246,110

Shares authorized	19,850,000,000	485,000,000	1,105,000,000	475,000,000

Par value	$0.0001	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$58.98	$42.60	$37.00	$17.66

Maximum offering price per share	$62.41	$45.08	$39.15	$18.69

Shares outstanding	60,632,657	20,173,746	95,733,681	19,926,425

Net Assets	$3,576,182,375	$859,473,841	$3,542,401,407	$351,874,509

Class C: Net asset value per share	$23.97	$31.59	$22.98	$13.95

Shares outstanding	14,120,907	4,555,296	18,746,577	746,279

Net Assets	$338,449,309	$143,894,223	$430,729,468	$10,413,652

Class I: Net asset value per share	$63.83	$45.75	$38.73	$17.85

Shares outstanding	32,348,837	9,723,731	125,387,751	1,341,053

Net Assets	$2,064,901,303	$444,907,786	$4,855,787,928	$23,938,937

Class R3: Net asset value per share	$58.57	$43.70	$42.01	$18.71

Shares outstanding	955,551	782,150	2,616,667	391,010

Net Assets	$55,963,676	$34,176,275	$109,930,297	$7,314,648

Class R4: Net asset value per share	$64.08	$46.97	$44.52	$19.13

Shares outstanding	1,242,838	560,887	4,949,790	582,989

Net Assets	$79,644,013	$26,342,318	$220,348,987	$11,151,126

Class R5: Net asset value per share	$69.02	$50.11	$46.48	$19.42

Shares outstanding	355,349	260,570	9,140,794	107,134

Net Assets	$24,524,762	$13,056,896	$424,828,709	$2,080,637

The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Class R6: Net asset value per share	$70.69	$51.02	$47.20	$—

Shares outstanding	900,685	113,414	42,067,548	—

Net Assets	$63,665,852	$5,786,387	$1,985,509,331	$—

Class Y: Net asset value per share	$70.60	$50.96	$47.10	$19.46

Shares outstanding	7,960,639	2,377,428	24,999,698	977,336

Net Assets	$562,017,022	$121,143,476	$1,177,395,413	$19,019,368

Class F: Net asset value per share	$64.18	$45.97	$38.93	$17.85

Shares outstanding	16,166,466	895,919	76,644,343	23,672,431

Net Assets	$1,037,570,932	$41,187,211	$2,983,941,444	$422,453,233

Cost of investments	$5,868,840,135	$1,247,392,088	$10,432,625,623	$607,365,986
Cost of investments in affiliated investments	$—	$—	$338,130,743	$—
Cost of foreign currency	$20	$18	$—	$—

(1) Includes Investment in securities on loan, at market value	$31,554,884	$59,222,156	$181,467,213	$—

The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$215,534,391	$942,905,399	$140,205,739	$961,396,129
Repurchase agreements	3,245,427	2,996,724	907,121	27,904,582
Investments in affiliated investments, at market value	—	—	—	3,842,335
PIPE purchase commitments	—	—	—	1,085,708
Cash	1,467,678	1,357,765	405,690	12,451,354
Cash collateral held for securities on loan	—	268,306	97,211	556,725
Foreign currency	7	—	—	—
Receivables:
From affiliates	1,589	—	1,273	—
Investment securities sold	1,090,425	6,022,375	—	16,134,712
Fund shares sold	360,330	922,027	772,886	2,050,527
Dividends and interest	202,848	6,669	32,339	58,120
Securities lending income	—	25,069	16	14,031
Tax reclaims	56,850	—	—	—
Other assets	75,267	79,444	65,076	124,830

Total assets	222,034,812	954,583,778	142,487,351	1,025,619,053

Liabilities:
Obligation to return securities lending collateral	—	5,365,348	1,943,937	11,132,913
Payables:
Investment securities purchased	436,459	8,279,570	—	27,530,368
Fund shares redeemed	67,259	339,165	166,228	799,915
Investment management fees	80,475	545,370	77,611	628,057
Transfer agent fees	52,636	144,074	13,747	114,639
Accounting services fees	2,459	10,493	1,524	10,950
Board of Directors’ fees	792	4,275	246	2,472
Distribution fees	6,794	12,210	2,221	20,833
Accrued expenses	21,821	66,910	12,564	62,751

Total liabilities	668,695	14,767,415	2,218,078	40,302,898

Net assets	$221,366,117	$939,816,363	$140,269,273	$985,316,155

Summary of Net Assets:
Capital stock and paid-in-capital	$161,410,527	$497,906,713	$101,152,974	$586,807,076
Distributable earnings	59,955,590	441,909,650	39,116,299	398,509,079

Net assets	$221,366,117	$939,816,363	$140,269,273	$985,316,155

Shares authorized	22,100,000,000	22,100,000,000	860,000,000	525,000,000

Par value	$0.0001	$0.0001	$0.0010	$0.0010

Class A: Net asset value per share	$24.61	$64.57	$13.64	$30.72

Maximum offering price per share	$26.04	$68.33	$14.43	$32.51

Shares outstanding	7,404,537	4,027,104	4,288,290	16,832,938

Net Assets	$182,218,265	$260,026,019	$58,479,590	$517,190,423

Class C: Net asset value per share	$20.89	$41.28	$11.76	$18.01

Shares outstanding	166,482	319,023	244,369	570,810

Net Assets	$3,478,338	$13,168,940	$2,872,844	$10,279,690

Class I: Net asset value per share	$24.25	$68.58	$13.66	$33.18

Shares outstanding	641,182	1,735,328	1,062,096	1,746,451

Net Assets	$15,547,102	$119,008,239	$14,504,427	$57,938,836

Class R3: Net asset value per share	$25.05	$63.30	$14.20	$34.01

Shares outstanding	44,755	165,723	55,274	533,748

Net Assets	$1,121,031	$10,489,964	$785,043	$18,153,808

Class R4: Net asset value per share	$25.30	$67.66	$14.41	$36.98

Shares outstanding	210,078	376,139	3,610	431,653

Net Assets	$5,315,093	$25,451,101	$52,032	$15,963,515

Class R5: Net asset value per share	$25.53	$72.45	$14.36	$39.85

Shares outstanding	11,721	1,296,935	1,230	165,168

Net Assets	$299,209	$93,968,818	$17,666	$6,581,287

The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class R6: Net asset value per share	$25.58	$73.81	$14.36	$40.91

Shares outstanding	25,891	1,310,156	21,512	111,210

Net Assets	$662,384	$96,701,020	$308,829	$4,549,058

Class Y: Net asset value per share	$25.55	$73.79	$14.33	$40.84

Shares outstanding	19,217	4,017,186	96,959	1,203,017

Net Assets	$491,040	$296,435,081	$1,389,827	$49,125,256

Class F: Net asset value per share	$24.14	$68.95	$13.64	$33.43

Shares outstanding	506,810	356,298	4,534,314	9,140,751

Net Assets	$12,233,655	$24,567,181	$61,859,015	$305,534,282

Cost of investments	$163,117,061	$602,068,919	$102,792,476	$771,290,080
Cost of foreign currency	$7	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$—	$5,158,100	$1,801,074	$10,489,682

The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Investment Income:
Dividends	$43,364,425	$64,691,947	$122,994,798	$60,430,962
Interest	41,017	56,953	76,625	22,523
Securities lending	72,628	9,883	27,551	15,720
Less: Foreign tax withheld	(61,549)	—	(1,405,104)	(795,445)

Total investment income, net	43,416,521	64,758,783	121,693,870	59,673,760

Expenses:
Investment management fees	24,091,821	17,117,495	33,276,589	13,146,498
Transfer agent fees
Class A	2,768,027	583,532	1,851,308	671,570
Class C	134,134	216,876	102,989	106,418
Class I	262,639	1,389,110	807,687	474,304
Class R3	50,500	51,891	64,185	35,431
Class R4	28,680	134,174	69,049	34,149
Class R5	20,283	102,679	96,983	34,509
Class R6	—	9,846	4,546	1,250
Class Y	61,183	356,108	404,846	44,654
Class F	2,730	6,720	10,970	4,522
Distribution fees
Class A	6,663,636	1,687,251	4,932,924	1,967,789
Class C	952,365	2,544,375	788,887	1,020,586
Class R3	117,852	134,549	157,636	88,736
Class R4	44,438	243,510	110,788	55,508
Custodian fees	9,931	13,227	12,633	7,167
Registration and filing fees	79,915	251,582	210,837	104,070
Accounting services fees	514,526	730,286	782,190	301,978
Board of Directors’ fees	92,086	126,935	134,308	53,271
Audit and tax fees	24,541	9,840	9,983	9,862
Other expenses	344,563	323,485	433,040	211,382

Total expenses (before waivers, reimbursements and fees paid indirectly)	36,263,850	26,033,471	44,262,378	18,373,654

Transfer agent fee waivers	(17,901)	(36,496)	(220,339)	(10,138)
Distribution fee reimbursements	(109,821)	(52,486)	(48,500)	(7,359)
Commission recapture	(36,327)	(5,321)	(16,287)	(2,946)

Total waivers, reimbursements and fees paid indirectly	(164,049)	(94,303)	(285,126)	(20,443)

Total expenses, net	36,099,801	25,939,168	43,977,252	18,353,211

Net Investment Income (Loss)	7,316,720	38,819,615	77,716,618	41,320,549

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	747,716,250	171,719,528	475,643,231	206,198,829
Futures contracts	20,266,367	25,403,411	—	—
Other foreign currency transactions	(25,620)	—	(2,510)	(8,426)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	767,956,997	197,122,939	475,640,721	206,190,403

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	1,025,802,643	2,084,488,099	2,649,116,097	872,914,328
Futures contracts	3,575,980	2,060,056	—	—
Translation of other assets and liabilities in foreign currencies	16,785	—	—	13,887

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,029,395,408	2,086,548,155	2,649,116,097	872,928,215

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,797,352,405	2,283,671,094	3,124,756,818	1,079,118,618

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,804,669,125	$2,322,490,709	$3,202,473,436	$1,120,439,167

The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Investment Income:
Dividends	$12,125,456	$7,868,673	$52,587,641	$5,185,423
Interest	30,679	8,845	5,012	771
Securities lending	209,035	103,133	233,109	—
Less: Foreign tax withheld	—	(134,281)	(18,046)	(28,908)

Total investment income, net	12,365,170	7,846,370	52,807,716	5,157,286

Expenses:
Investment management fees	25,817,421	6,893,639	53,637,351	2,675,885
Transfer agent fees
Class A	1,434,354	471,132	1,553,991	250,071
Class C	170,862	98,181	242,004	10,857
Class I	803,240	194,008	2,536,724	8,829
Class R3	56,675	35,404	113,201	6,610
Class R4	61,516	20,766	185,381	8,166
Class R5	13,575	6,679	204,070	965
Class R6	950	89	32,444	—
Class Y	221,361	60,522	675,407	7,635
Class F	3,317	713	14,349	3,108
Distribution fees
Class A	4,192,579	1,030,157	4,135,447	383,356
Class C	1,757,046	753,083	2,199,735	54,281
Class R3	134,870	83,654	268,531	16,476
Class R4	98,236	33,191	284,248	12,416
Custodian fees	14,122	11,185	28,520	1,733
Registration and filing fees	126,200	75,951	161,727	61,591
Accounting services fees	520,173	115,433	1,078,775	52,840
Board of Directors’ fees	92,349	21,036	192,230	8,933
Audit and tax fees	20,483	11,227	10,032	9,710
Other expenses	259,973	88,284	876,052	96,874

Total expenses (before waivers, reimbursements and fees paid indirectly)	35,799,302	10,004,334	68,430,219	3,670,336

Transfer agent fee waivers	(48,828)	(20,235)	(427,084)	(602)
Distribution fee reimbursements	(115,890)	(14,135)	(61,698)	(3,604)
Commission recapture	(71,494)	(805)	(29,410)	(10,212)

Total waivers, reimbursements and fees paid indirectly	(236,212)	(35,175)	(518,192)	(14,418)

Total expenses, net	35,563,090	9,969,159	67,912,027	3,655,918

Net Investment Income (Loss)	(23,197,920)	(2,122,789)	(15,104,311)	1,501,368

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,183,639,670	40,950,904	1,224,813,058	45,613,008
Investments in affiliated investments	—	—	(58,939,900)	—
Other foreign currency transactions	(10,450)	21,128	—	5,219

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,183,629,220	40,972,032	1,165,873,158	45,618,227

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	363,138,926	215,997,450	3,133,583,593	220,140,426
Investments in affiliated investments	—	—	191,799,329	—
Translation of other assets and liabilities in foreign currencies	1,428	4,527	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	363,140,354	216,001,977	3,325,382,922	220,140,426

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,546,769,574	256,974,009	4,491,256,080	265,758,653

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,523,571,654	$254,851,220	$4,476,151,769	$267,260,021

The accompanying notes are an integral part of these financial statements.

58

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$2,553,770	$2,602,769	$1,008,628	$872,203
Interest	858	1,073	172	4,375
Securities lending	—	64,577	1,563	108,517
Less: Foreign tax withheld	(35,398)	—	(4,987)	—

Total investment income, net	2,519,230	2,668,419	1,005,376	985,095

Expenses:
Investment management fees	447,695	3,350,740	380,175	3,646,678
Transfer agent fees
Class A	145,996	222,508	48,035	302,671
Class C	4,970	11,357	2,861	12,212
Class I	6,172	39,542	2,364	20,400
Class R3	1,056	9,821	551	17,284
Class R4	3,607	23,977	30	12,809
Class R5	145	40,949	7	2,864
Class R6	11	1,171	6	39
Class Y	251	148,153	168	11,663
Class F	104	270	106	2,318
Distribution fees
Class A	205,063	308,216	57,008	608,353
Class C	20,178	73,341	13,538	55,647
Class R3	2,529	24,707	1,548	43,215
Class R4	5,733	35,967	54	19,682
Custodian fees	659	3,251	1,269	6,253
Registration and filing fees	57,510	61,452	57,385	69,691
Accounting services fees	14,078	66,524	7,672	65,321
Board of Directors’ fees	2,447	12,016	1,207	11,184
Audit and tax fees	13,956	9,652	9,820	17,874
Other expenses	19,849	77,480	11,740	82,743

Total expenses (before waivers, reimbursements and fees paid indirectly)	952,009	4,521,094	595,544	5,008,901

Expense waivers	(58,273)	—	(27,292)	—
Transfer agent fee waivers	—	(80,197)	—	—
Distribution fee reimbursements	(4,761)	(9,665)	(2,306)	(11,272)
Commission recapture	(183)	(8,130)	(1,043)	(9,151)

Total waivers, reimbursements and fees paid indirectly	(63,217)	(97,992)	(30,641)	(20,423)

Total expenses, net	888,792	4,423,102	564,903	4,988,478

Net Investment Income (Loss)	1,630,438	(1,754,683)	440,473	(4,003,383)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	5,574,920	103,837,729	9,918,961	181,457,788
Investments in affiliated investments	—	—	—	729,066
Other foreign currency transactions	168	—	669	184

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	5,575,088	103,837,729	9,919,630	182,187,038

Net Changes in Unrealized Appreciation (Depreciation) of Investments of:
Investments	51,087,061	170,818,987	41,177,015	52,552,806
Investments in affiliated investments	—	—	—	2,572,070

Net Changes in Unrealized Appreciation (Depreciation) of Investments	51,087,061	170,818,987	41,177,015	55,124,876

Net Gain (Loss) on Investments and Foreign Currency Transactions	56,662,149	274,656,716	51,096,645	237,311,914

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,292,587	$272,902,033	$51,537,118	$233,308,531

The accompanying notes are an integral part of these financial statements.

59

Hartford Domestic Equity Funds

Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$7,316,720	$35,121,555	$38,819,615	$68,377,330
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	767,956,997	321,998,365	197,122,939	(54,681,104)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,029,395,408	174,640,236	2,086,548,155	762,997,999

Net Increase (Decrease) in Net Assets Resulting from Operations	1,804,669,125	531,760,156	2,322,490,709	776,694,225

Distributions to Shareholders:
Class A	(256,626,339)	(233,332,626)	(7,166,565)	(22,933,276)
Class C	(12,630,217)	(16,172,531)	—	(8,130,633)
Class I	(33,651,291)	(33,414,797)	(26,510,047)	(50,034,683)
Class R3	(1,911,571)	(1,922,241)	(145,253)	(766,121)
Class R4	(1,459,214)	(1,528,792)	(972,045)	(3,662,366)
Class R5	(1,629,937)	(1,654,005)	(1,462,901)	(6,433,518)
Class R6	(638,212)	(3,567,961)	(6,940,312)	(7,619,916)
Class Y	(4,992,537)	(8,300,069)	(5,937,551)	(10,460,626)
Class F	(42,410,230)	(40,192,877)	(21,751,271)	(48,473,881)

Total distributions	(355,949,548)	(340,085,899)	(70,885,945)	(158,515,020)

Capital Share Transactions:
Sold	211,891,922	393,860,254	2,194,064,961	4,431,360,869
Issued on reinvestment of distributions	343,958,325	327,641,306	67,490,064	151,792,918
Redeemed	(612,452,446)	(1,497,856,000)	(1,478,718,236)	(2,300,491,319)

Net increase (decrease) from capital share transactions	(56,602,199)	(776,354,440)	782,836,789	2,282,662,468

Net Increase (Decrease) in Net Assets	1,392,117,378	(584,680,183)	3,034,441,553	2,900,841,673

Net Assets:
Beginning of period	6,356,957,117	6,941,637,300	8,592,752,431	5,691,910,758

End of period	$7,749,074,495	$6,356,957,117	$11,627,193,984	$8,592,752,431

The accompanying notes are an integral part of these financial statements.

60

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$77,716,618	$159,576,823	$41,320,549	$76,499,402
Net realized gain (loss) on investments and foreign currency transactions	475,640,721	194,550,105	206,190,403	41,190,676
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	2,649,116,097	(496,987,234)	872,928,215	(294,473,186)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,202,473,436	(142,860,306)	1,120,439,167	(176,783,108)

Distributions to Shareholders:
Class A	(106,237,759)	(160,312,321)	(31,259,303)	(123,227,802)
Class C	(3,922,621)	(7,036,533)	(3,436,275)	(20,643,364)
Class I	(56,949,601)	(56,365,416)	(24,324,857)	(79,079,559)
Class R3	(1,563,841)	(2,526,370)	(648,562)	(3,167,178)
Class R4	(2,325,102)	(4,441,817)	(887,747)	(4,104,853)
Class R5	(5,600,821)	(8,627,986)	(1,564,794)	(6,408,419)
Class R6	(7,103,852)	(6,208,413)	(1,435,778)	(4,420,613)
Class Y	(25,912,479)	(32,073,450)	(2,103,663)	(8,372,101)
Class F	(93,600,914)	(133,641,614)	(22,072,795)	(77,653,805)

Total distributions	(303,216,990)	(411,233,920)	(87,733,774)	(327,077,694)

Capital Share Transactions:
Sold	1,672,982,570	2,466,834,298	438,353,718	870,782,771
Issued on reinvestment of distributions	291,771,317	395,743,447	84,588,198	313,924,345
Redeemed	(1,354,048,768)	(2,162,912,714)	(591,491,416)	(1,064,410,832)

Net increase (decrease) from capital share transactions	610,705,119	699,665,031	(68,549,500)	120,296,284

Net Increase (Decrease) in Net Assets	3,509,961,565	145,570,805	964,155,893	(383,564,518)

Net Assets:
Beginning of period	9,188,890,256	9,043,319,451	3,692,045,187	4,075,609,705

End of period	$12,698,851,821	$9,188,890,256	$4,656,201,080	$3,692,045,187

The accompanying notes are an integral part of these financial statements.

61

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$(23,197,920)	$(29,916,479)	$(2,122,789)	$(4,395,168)
Net realized gain (loss) on investments and foreign currency transactions	1,183,629,220	1,058,626,660	40,972,032	203,398,936
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	363,140,354	1,003,071,867	216,001,977	73,940,755

Net Increase (Decrease) in Net Assets Resulting from Operations	1,523,571,654	2,031,782,048	254,851,220	272,944,523

Distributions to Shareholders:
Class A	(423,668,933)	(132,324,071)	(93,880,300)	(43,738,879)
Class C	(94,848,402)	(33,402,683)	(22,672,233)	(11,289,417)
Class I	(234,064,363)	(86,336,894)	(44,908,247)	(18,502,650)
Class R3	(7,102,825)	(2,788,128)	(3,747,673)	(2,132,500)
Class R4	(9,398,655)	(3,725,988)	(2,881,694)	(1,601,341)
Class R5	(2,988,256)	(1,419,176)	(1,201,964)	(362,224)
Class R6	(5,296,402)	(1,357,539)	(438,736)	(138,636)
Class Y	(53,966,607)	(8,936,697)	(10,597,239)	(4,160,454)
Class F	(109,670,067)	(31,543,831)	(4,009,747)	(1,805,276)

Total distributions	(941,004,510)	(301,835,007)	(184,337,833)	(83,731,377)

Capital Share Transactions:
Sold	852,782,480	1,236,652,514	164,911,237	225,456,081
Issued on reinvestment of distributions	867,860,228	276,247,055	175,117,607	79,518,799
Redeemed	(895,397,836)	(1,570,077,091)	(186,242,406)	(300,020,713)

Net increase (decrease) from capital share transactions	825,244,872	(57,177,522)	153,786,438	4,954,167

Net Increase (Decrease) in Net Assets	1,407,812,016	1,672,769,519	224,299,825	194,167,313

Net Assets:
Beginning of period	6,395,107,228	4,722,337,709	1,465,668,588	1,271,501,275

End of period	$7,802,919,244	$6,395,107,228	$1,689,968,413	$1,465,668,588

The accompanying notes are an integral part of these financial statements.

62

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$(15,104,311)	$(10,215,371)	$1,501,368	$4,875,802
Net realized gain (loss) on investments and foreign currency transactions	1,165,873,158	1,702,763,140	45,618,227	(39,228,979)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	3,325,382,922	(766,119,265)	220,140,426	(52,936,953)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,476,151,769	926,428,504	267,260,021	(87,290,130)

Distributions to Shareholders:
Class A	(347,506,292)	(150,147,304)	(837,738)	(9,305,290)
Class C	(72,065,078)	(38,059,233)	—	(469,443)
Class I	(475,898,575)	(215,894,776)	(113,371)	(986,601)
Class R3	(10,341,121)	(4,574,098)	—	(194,286)
Class R4	(21,473,620)	(11,938,522)	(19,876)	(330,164)
Class R5	(36,606,303)	(21,826,289)	(9,446)	(46,111)
Class R6	(171,635,482)	(75,768,819)	—	—
Class Y	(114,448,304)	(67,701,427)	(91,721)	(388,031)
Class F	(294,576,639)	(117,154,616)	(2,424,870)	(10,736,193)

Total distributions	(1,544,551,414)	(703,065,084)	(3,497,022)	(22,456,119)

Capital Share Transactions:
Sold	1,166,599,336	3,049,644,964	72,952,194	143,137,588
Issued on reinvestment of distributions	1,483,162,360	674,235,988	3,487,144	22,332,350
Redeemed	(2,818,649,379)	(4,890,549,843)	(91,734,009)	(161,706,044)

Net increase (decrease) from capital share transactions	(168,887,683)	(1,166,668,891)	(15,294,671)	3,763,894

Net Increase (Decrease) in Net Assets	2,762,712,672	(943,305,471)	248,468,328	(105,982,355)

Net Assets:
Beginning of period	12,968,160,312	13,911,465,783	599,777,782	705,760,137

End of period	$15,730,872,984	$12,968,160,312	$848,246,110	$599,777,782

The accompanying notes are an integral part of these financial statements.

63

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Quality Value Fund		The Hartford Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$1,630,438	$4,115,456	$(1,754,683)	$(2,708,736)
Net realized gain (loss) on investments and foreign currency transactions	5,575,088	(2,408,260)	103,837,729	76,991,681
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	51,087,061	(16,678,797)	170,818,987	50,280,658

Net Increase (Decrease) in Net Assets Resulting from Operations	58,292,587	(14,971,601)	272,902,033	124,563,603

Distributions to Shareholders:
Class A	(3,241,327)	(8,585,823)	(16,552,797)	(3,152,385)
Class C	(63,247)	(334,835)	(1,531,480)	(371,513)
Class I	(300,872)	(704,282)	(7,507,522)	(2,950,208)
Class R3	(17,729)	(57,990)	(683,476)	(162,662)
Class R4	(91,734)	(303,759)	(2,012,020)	(630,158)
Class R5	(5,775)	(12,405)	(5,481,575)	(1,205,841)
Class R6	(13,682)	(1,828)	(6,037,685)	(971,533)
Class Y	(10,318)	(33,830)	(17,719,809)	(5,261,028)
Class F	(258,522)	(650,547)	(3,391,954)	(693,277)

Total distributions	(4,003,206)	(10,685,299)	(60,918,318)	(15,398,605)

Capital Share Transactions:
Sold	10,356,976	14,502,495	84,367,699	261,523,570
Issued on reinvestment of distributions	3,936,286	10,505,584	58,369,869	14,907,961
Redeemed	(16,773,762)	(38,374,320)	(214,925,871)	(601,709,062)

Net (decrease) from capital share transactions	(2,480,500)	(13,366,241)	(72,188,303)	(325,277,531)

Net Increase (Decrease) in Net Assets	51,808,881	(39,023,141)	139,795,412	(216,112,533)

Net Assets:
Beginning of period	169,557,236	208,580,377	800,020,951	1,016,133,484

End of period	$221,366,117	$169,557,236	$939,816,363	$800,020,951

The accompanying notes are an integral part of these financial statements.

64

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Value Fund		The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$440,473	$1,079,397	$(4,003,383)	$(3,224,456)
Net realized gain (loss) on investments and foreign currency transactions	9,919,630	(8,845,626)	182,187,038	80,687,603
Net changes in unrealized appreciation (depreciation) of investments	41,177,015	(8,048,202)	55,124,876	109,288,045

Net Increase (Decrease) in Net Assets Resulting from Operations	51,537,118	(15,814,431)	233,308,531	186,751,192

Distributions to Shareholders:
Class A	(363,877)	(2,971,162)	(42,313,503)	(19,581,596)
Class C	(3,953)	(232,432)	(1,604,568)	(922,638)
Class I	(54,057)	(419,421)	(3,566,682)	(1,641,458)
Class R3	(3,498)	(37,274)	(1,394,855)	(795,519)
Class R4	(362)	(4,174)	(1,251,521)	(754,352)
Class R5	(148)	(730)	(377,953)	(157,911)
Class R6	(3,866)	(7,037)	(128,962)	(5,772)
Class Y	(3,913)	(28,438)	(1,778,231)	(1,571,493)
Class F	(666,330)	(3,318,166)	(24,289,826)	(11,316,929)

Total distributions	(1,100,004)	(7,018,834)	(76,706,101)	(36,747,668)

Capital Share Transactions:
Sold	24,486,958	14,194,625	211,154,783	102,088,209
Issued on reinvestment of distributions	1,094,884	6,977,511	76,134,000	36,543,865
Redeemed	(15,113,957)	(23,873,812)	(188,791,471)	(164,590,834)

Net increase (decrease) from capital share transactions	10,467,885	(2,701,676)	98,497,312	(25,958,760)

Net Increase (Decrease) in Net Assets	60,904,999	(25,534,941)	255,099,742	124,044,764

Net Assets:
Beginning of period	79,364,274	104,899,215	730,216,413	606,171,649

End of period	$140,269,273	$79,364,274	$985,316,155	$730,216,413

The accompanying notes are an integral part of these financial statements.

65

Hartford Domestic Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Capital Appreciation Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$38.39	$0.03	$10.82	$10.85	$(0.15)	$(1.99)	$(2.14)	$47.10	28.93	%(4)	$5,728,881	1.05	%(5)	1.04	%(5)	0.15	%(5)	38%
C	27.45	(0.10)	7.67	7.57	—	(1.99)	(1.99)	33.03	28.43	(4)	161,501	1.83	(5)	1.83	(5)	(0.63	)(5)	38
I	38.66	0.09	10.90	10.99	(0.26)	(1.99)	(2.25)	47.40	29.11	(4)	721,385	0.77	(5)	0.77	(5)	0.42	(5)	38
R3	43.14	(0.05)	12.19	12.14	—	(1.99)	(1.99)	53.29	28.69	(4)	48,180	1.41	(5)	1.40	(5)	(0.20	)(5)	38
R4	44.91	0.03	12.70	12.73	(0.10)	(1.99)	(2.09)	55.55	28.89	(4)	36,976	1.10	(5)	1.10	(5)	0.10	(5)	38
R5	45.94	0.10	12.99	13.09	(0.24)	(1.99)	(2.23)	56.80	29.06	(4)	39,290	0.80	(5)	0.80	(5)	0.40	(5)	38
R6	46.27	0.13	13.08	13.21	(0.28)	(1.99)	(2.27)	57.21	29.15	(4)	16,379	0.69	(5)	0.69	(5)	0.50	(5)	38
Y	46.24	0.11	13.08	13.19	(0.26)	(1.99)	(2.25)	57.18	29.10	(4)	117,405	0.80	(5)	0.77	(5)	0.44	(5)	38
F	38.66	0.11	10.89	11.00	(0.29)	(1.99)	(2.28)	47.38	29.16	(4)	879,078	0.69	(5)	0.69	(5)	0.50	(5)	38

For the Year Ended October 31, 2020
A	$37.12	$0.18	$2.90	$3.08	$(0.17)	$(1.64)	$(1.81)	$38.39	8.57%		$4,645,677	1.07%		1.07%		0.48%		84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78		177,309	1.85		1.85		(0.27)		84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88		584,048	0.79		0.79		0.77		84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25		42,449	1.42		1.42		0.14		84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59		32,732	1.10		1.10		0.46		84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88		34,188	0.81		0.81		0.75		84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03		12,531	0.70		0.70		1.00		84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97		103,152	0.80		0.75		0.83		84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00		724,872	0.70		0.70		0.85		84

For the Year Ended October 31, 2019
A	$37.88	$0.15	$4.81	$4.96	$(0.11)	$(5.61)	$(5.72)	$37.12	16.32%		$4,831,749	1.07%		1.07%		0.42%		68%
C	29.30	(0.09)	3.48	3.39	—	(5.61)	(5.61)	27.08	15.45		278,394	1.83		1.83		(0.33)		68
I	38.08	0.25	4.84	5.09	(0.20)	(5.61)	(5.81)	37.36	16.66		658,302	0.79		0.79		0.70		68
R3	41.62	0.03	5.43	5.46	—	(5.61)	(5.61)	41.47	15.91		50,957	1.42		1.42		0.07		68
R4	42.94	0.16	5.63	5.79	(0.06)	(5.61)	(5.67)	43.06	16.27		38,634	1.11		1.11		0.39		68
R5	43.80	0.28	5.75	6.03	(0.18)	(5.61)	(5.79)	44.04	16.64		38,808	0.80		0.80		0.68		68
R6	44.07	0.33	5.78	6.11	(0.23)	(5.61)	(5.84)	44.34	16.74		80,535	0.70		0.70		0.78		68
Y	44.06	0.32	5.77	6.09	(0.22)	(5.61)	(5.83)	44.32	16.71		187,754	0.78		0.74		0.75		68
F	38.09	0.28	4.83	5.11	(0.23)	(5.61)	(5.84)	37.36	16.75		776,505	0.70		0.70		0.79		68

For the Year Ended October 31, 2018
A	$41.86	$0.15	$1.45	$1.60	$(0.26)	$(5.32)	$(5.58)	$37.88	3.92%		$4,742,846	1.07%		1.06%		0.38%		108%
C	33.62	(0.11)	1.16	1.05	(0.05)	(5.32)	(5.37)	29.30	3.15		426,256	1.81		1.81		(0.34)		108
I	42.04	0.26	1.44	1.70	(0.34)	(5.32)	(5.66)	38.08	4.19		734,580	0.78		0.78		0.66		108
R3	45.39	0.02	1.56	1.58	(0.03)	(5.32)	(5.35)	41.62	3.57		61,882	1.42		1.41		0.04		108
R4	46.69	0.15	1.62	1.77	(0.20)	(5.32)	(5.52)	42.94	3.87		51,635	1.10		1.10		0.34		108
R5	47.54	0.30	1.63	1.93	(0.35)	(5.32)	(5.67)	43.80	4.18		34,288	0.80		0.80		0.65		108
R6	47.80	0.35	1.64	1.99	(0.40)	(5.32)	(5.72)	44.07	4.29		70,935	0.70		0.70		0.75		108
Y	47.78	0.34	1.64	1.98	(0.38)	(5.32)	(5.70)	44.06	4.28		175,731	0.71		0.71		0.74		108
F	42.06	0.30	1.45	1.75	(0.40)	(5.32)	(5.72)	38.09	4.28		880,110	0.70		0.70		0.75		108

For the Year Ended October 31, 2017
A	$34.49	$0.13	$7.39	$7.52	$(0.15)	$—	$(0.15)	$41.86	21.86%		$4,613,982	1.09	%(6)	1.08	%(6)	0.34%		123%
C	27.80	(0.12)	5.94	5.82	—	—	—	33.62	20.97		1,241,267	1.82	(6)	1.82	(6)	(0.39)		123
I	34.65	0.25	7.40	7.65	(0.26)	—	(0.26)	42.04	22.20		846,019	0.81	(6)	0.81	(6)	0.63		123
R3	37.38	0.01	8.01	8.02	(0.01)	—	(0.01)	45.39	21.47		75,201	1.42	(6)	1.40	(6)	0.03		123
R4	38.39	0.14	8.23	8.37	(0.07)	—	(0.07)	46.69	21.82		74,374	1.11	(6)	1.11	(6)	0.33		123
R5	39.15	0.28	8.37	8.65	(0.26)	—	(0.26)	47.54	22.20		40,582	0.81	(6)	0.80	(6)	0.63		123
R6	39.36	0.31	8.42	8.73	(0.29)	—	(0.29)	47.80	22.33		70,142	0.71	(6)	0.71	(6)	0.71		123
Y	39.36	0.30	8.41	8.71	(0.29)	—	(0.29)	47.78	22.27		184,502	0.72	(6)	0.72	(6)	0.70		123
F(7)	38.15	0.18	3.73	3.91	—	—	—	42.06	10.28	(4)	1,103,972	0.71	(6)(5)	0.71	(6)(5)	0.65	(5)	123

The accompanying notes are an integral part of these financial statements.

66

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Capital Appreciation Fund – (continued)

For the Year Ended October 31, 2016
A	$38.15	$0.13	$(0.57)	$(0.44)	$(0.12)	$(3.10)	$(3.22)	$34.49	(0.97)%		$4,609,594	1.11%		1.11	%(8)	0.39%		88%
B	31.00	(0.13)	(0.49)	(0.62)	—	(3.10)	(3.10)	27.28	(1.82)		58,647	2.00		2.00	(8)	(0.49)		88
C	31.48	(0.09)	(0.49)	(0.58)	—	(3.10)	(3.10)	27.80	(1.65)		1,420,171	1.83		1.83	(8)	(0.33)		88
I	38.31	0.24	(0.57)	(0.33)	(0.23)	(3.10)	(3.33)	34.65	(0.65)		1,225,026	0.81		0.81	(8)	0.70		88
R3	41.06	0.03	(0.61)	(0.58)	—	(3.10)	(3.10)	37.38	(1.26)		103,526	1.43		1.42	(8)	0.09		88
R4	42.07	0.15	(0.63)	(0.48)	(0.10)	(3.10)	(3.20)	38.39	(0.95)		100,426	1.12		1.12	(8)	0.39		88
R5	42.84	0.27	(0.64)	(0.37)	(0.22)	(3.10)	(3.32)	39.15	(0.65)		45,643	0.82		0.82	(8)	0.69		88
R6	43.03	0.33	(0.66)	(0.33)	(0.24)	(3.10)	(3.34)	39.36	(0.56)		57,432	0.72		0.72	(8)	0.85		88
Y	43.05	0.30	(0.63)	(0.33)	(0.26)	(3.10)	(3.36)	39.36	(0.55)		939,300	0.72		0.72	(8)	0.78		88

Hartford Core Equity Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$36.04	$0.12	$9.28	$9.40	$(0.22)	$—	$(0.22)	$45.22	26.16	%(4)	$1,530,730	0.70	%(5)	0.69	%(5)	0.56	%(5)	9%
C	32.62	(0.04)	8.41	8.37	—	—	—	40.99	25.66	(4)	547,218	1.45	(5)	1.45	(5)	(0.19	)(5)	9
I	36.16	0.17	9.30	9.47	(0.31)	—	(0.31)	45.32	26.29	(4)	4,301,610	0.44	(5)	0.44	(5)	0.82	(5)	9
R3	36.54	0.04	9.42	9.46	(0.11)	—	(0.11)	45.89	25.93	(4)	59,048	1.05	(5)	1.05	(5)	0.20	(5)	9
R4	37.20	0.12	9.58	9.70	(0.21)	—	(0.21)	46.69	26.15	(4)	226,096	0.75	(5)	0.70	(5)	0.55	(5)	9
R5	36.44	0.17	9.38	9.55	(0.30)	—	(0.30)	45.69	26.29	(4)	216,436	0.46	(5)	0.46	(5)	0.80	(5)	9
R6	36.62	0.19	9.43	9.62	(0.34)	—	(0.34)	45.90	26.36	(4)	983,638	0.36	(5)	0.36	(5)	0.89	(5)	9
Y	36.60	0.17	9.42	9.59	(0.31)	—	(0.31)	45.88	26.30	(4)	866,829	0.45	(5)	0.44	(5)	0.82	(5)	9
F	36.19	0.19	9.31	9.50	(0.34)	—	(0.34)	45.35	26.35	(4)	2,895,589	0.36	(5)	0.36	(5)	0.90	(5)	9

For the Year Ended October 31, 2020
A	$33.40	$0.26	$3.23	$3.49	$(0.23)	$(0.62)	$(0.85)	$36.04	10.58%		$1,140,994	0.73%		0.72%		0.77%		22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74		443,989	1.47		1.47		0.03		22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87		2,936,718	0.46		0.46		1.03		22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17		46,674	1.07		1.07		0.43		22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58		169,267	0.78		0.73		0.77		22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85		188,738	0.47		0.47		1.04		22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96		746,018	0.38		0.38		1.10		22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89		668,655	0.47		0.45		1.05		22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97		2,251,700	0.38		0.38		1.12		22

For the Year Ended October 31, 2019
A	$30.17	$0.27	$4.40	$4.67	$(0.21)	$(1.23)	$(1.44)	$33.40	16.60%		$881,587	0.74%		0.73%		0.88%		15%
C	27.53	0.04	4.01	4.05	—	(1.23)	(1.23)	30.35	15.71		366,553	1.47		1.47		0.14		15
I	30.26	0.35	4.40	4.75	(0.28)	(1.23)	(1.51)	33.50	16.91		1,740,669	0.47		0.47		1.14		15
R3	30.52	0.16	4.48	4.64	(0.07)	(1.23)	(1.30)	33.86	16.18		34,158	1.10		1.10		0.52		15
R4	31.03	0.28	4.54	4.82	(0.18)	(1.23)	(1.41)	34.44	16.59		150,159	0.77		0.74		0.88		15
R5	30.47	0.35	4.44	4.79	(0.28)	(1.23)	(1.51)	33.75	16.90		231,879	0.49		0.49		1.13		15
R6	30.61	0.38	4.46	4.84	(0.31)	(1.23)	(1.54)	33.91	17.01		259,706	0.38		0.38		1.22		15
Y	30.61	0.37	4.45	4.82	(0.30)	(1.23)	(1.53)	33.90	16.94		371,580	0.46		0.43		1.18		15
F	30.28	0.38	4.40	4.78	(0.31)	(1.23)	(1.54)	33.52	17.00		1,655,619	0.38		0.38		1.21		15

For the Year Ended October 31, 2018
A	$28.53	$0.22	$2.42	$2.64	$(0.25)	$(0.75)	$(1.00)	$30.17	9.41%		$666,354	0.74%		0.74%		0.73%		22%
C	26.13	—	2.22	2.22	(0.07)	(0.75)	(0.82)	27.53	8.61		293,064	1.48		1.48		—		22
I	28.60	0.30	2.43	2.73	(0.32)	(0.75)	(1.07)	30.26	9.72		1,130,600	0.47		0.47		1.00		22
R3	28.85	0.12	2.44	2.56	(0.14)	(0.75)	(0.89)	30.52	9.02		34,765	1.10		1.10		0.38		22
R4	29.32	0.22	2.48	2.70	(0.24)	(0.75)	(0.99)	31.03	9.37		144,866	0.79		0.76		0.72		22
R5	28.81	0.30	2.44	2.74	(0.33)	(0.75)	(1.08)	30.47	9.69		201,510	0.49		0.49		0.99		22
R6	28.93	0.33	2.45	2.78	(0.35)	(0.75)	(1.10)	30.61	9.80		146,643	0.39		0.39		1.08		22
Y	28.93	0.32	2.45	2.77	(0.34)	(0.75)	(1.09)	30.61	9.77		216,788	0.42		0.42		1.06		22
F	28.63	0.33	2.42	2.75	(0.35)	(0.75)	(1.10)	30.28	9.80		635,245	0.39		0.39		1.09		22

The accompanying notes are an integral part of these financial statements.

67

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Core Equity Fund – (continued)

For the Year Ended October 31, 2017
A	$23.87	$0.27	$4.70	$4.97	$(0.12)	$(0.19)	$(0.31)	$28.53	21.06%		$631,817	0.75%		0.75%		1.05%		39%
C	21.94	0.07	4.33	4.40	(0.02)	(0.19)	(0.21)	26.13	20.20		316,886	1.50		1.50		0.30		39
I	23.93	0.34	4.71	5.05	(0.19)	(0.19)	(0.38)	28.60	21.37		982,686	0.52		0.52		1.30		39
R3	24.18	0.19	4.77	4.96	(0.10)	(0.19)	(0.29)	28.85	20.71		43,004	1.11		1.09		0.72		39
R4	24.54	0.27	4.84	5.11	(0.14)	(0.19)	(0.33)	29.32	21.05		172,584	0.81		0.79		1.01		39
R5	24.10	0.35	4.75	5.10	(0.20)	(0.19)	(0.39)	28.81	21.41		192,359	0.51		0.49		1.31		39
R6	24.19	0.37	4.77	5.14	(0.21)	(0.19)	(0.40)	28.93	21.52		118,527	0.41		0.41		1.38		39
Y	24.20	0.35	4.78	5.13	(0.21)	(0.19)	(0.40)	28.93	21.47		148,542	0.42		0.42		1.33		39
F(7)	26.05	0.26	2.32	2.58	—	—	—	28.63	9.90	(4)	585,057	0.41	(5)	0.41	(5)	1.39	(5)	39

For the Year Ended October 31, 2016
A	$24.05	$0.15	$0.13	$0.28	$(0.03)	$(0.43)	$(0.46)	$23.87	1.21%		$703,896	0.80%		0.80	%(9)	0.64%		29%
B	22.33	(0.02)	0.11	0.09	—	(0.43)	(0.43)	21.99	0.43		766	1.96		1.55	(9)	(0.10)		29
C	22.27	(0.03)	0.13	0.10	—	(0.43)	(0.43)	21.94	0.47		281,383	1.55		1.55	(9)	(0.12)		29
I	24.09	0.21	0.13	0.34	(0.07)	(0.43)	(0.50)	23.93	1.47		749,824	0.55		0.55	(9)	0.88		29
R3	24.44	0.08	0.13	0.21	(0.04)	(0.43)	(0.47)	24.18	0.89		36,012	1.14		1.10	(9)	0.33		29
R4	24.73	0.15	0.14	0.29	(0.05)	(0.43)	(0.48)	24.54	1.21		144,490	0.83		0.80	(9)	0.63		29
R5	24.25	0.22	0.14	0.36	(0.08)	(0.43)	(0.51)	24.10	1.52		121,871	0.53		0.50	(9)	0.93		29
R6	24.33	0.24	0.13	0.37	(0.08)	(0.43)	(0.51)	24.19	1.55		32,059	0.43		0.43	(9)	1.00		29
Y	24.33	0.24	0.13	0.37	(0.07)	(0.43)	(0.50)	24.20	1.58		281,692	0.43		0.43	(9)	0.99		29

The Hartford Dividend and Growth Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$24.26	$0.17	$8.07	$8.24	$(0.20)	$(0.57)	$(0.77)	$31.73	34.45	%(4)	$4,427,095	0.97	%(5)	0.97	%(5)	1.23	%(5)	14%
C	23.31	0.06	7.76	7.82	(0.10)	(0.57)	(0.67)	30.46	33.98	(4)	153,450	1.76	(5)	1.76	(5)	0.46	(5)	14
I	24.12	0.21	8.03	8.24	(0.24)	(0.57)	(0.81)	31.55	34.65	(4)	2,537,270	0.71	(5)	0.71	(5)	1.48	(5)	14
R3	24.65	0.13	8.19	8.32	(0.15)	(0.57)	(0.72)	32.25	34.20	(4)	69,009	1.33	(5)	1.33	(5)	0.87	(5)	14
R4	24.84	0.17	8.27	8.44	(0.19)	(0.57)	(0.76)	32.52	34.44	(4)	95,931	1.04	(5)	1.04	(5)	1.17	(5)	14
R5	24.95	0.22	8.30	8.52	(0.24)	(0.57)	(0.81)	32.66	34.61	(4)	244,866	0.72	(5)	0.72	(5)	1.48	(5)	14
R6	24.95	0.23	8.30	8.53	(0.25)	(0.57)	(0.82)	32.66	34.67	(4)	385,959	0.63	(5)	0.63	(5)	1.54	(5)	14
Y	24.95	0.23	8.31	8.54	(0.25)	(0.57)	(0.82)	32.67	34.69	(4)	1,020,105	0.72	(5)	0.67	(5)	1.54	(5)	14
F	24.10	0.22	8.03	8.25	(0.25)	(0.57)	(0.82)	31.53	34.73	(4)	3,765,166	0.63	(5)	0.63	(5)	1.57	(5)	14

For the Year Ended October 31, 2020
A	$25.93	$0.39	$(0.94)	$(0.55)	$(0.37)	$(0.75)	$(1.12)	$24.26	(2.20)%		$3,385,907	1.00%		1.00%		1.61%		28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)		138,431	1.78		1.78		0.84		28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)		1,681,761	0.73		0.73		1.86		28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)		54,642	1.35		1.35		1.26		28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)		82,299	1.05		1.05		1.56		28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)		177,851	0.74		0.74		1.86		28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)		196,065	0.65		0.65		1.94		28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)		735,618	0.73		0.68		1.92		28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)		2,736,317	0.64		0.64		1.96		28

For the Year Ended October 31, 2019
A	$25.63	$0.40	$2.63	$3.03	$(0.38)	$(2.35)	$(2.73)	$25.93	13.75%		$3,739,696	1.00%		0.99%		1.65%		22%
C	24.75	0.21	2.53	2.74	(0.18)	(2.35)	(2.53)	24.96	12.92		192,715	1.77		1.77		0.89		22
I	25.51	0.46	2.63	3.09	(0.45)	(2.35)	(2.80)	25.80	14.08		1,079,962	0.73		0.73		1.89		22
R3	25.97	0.32	2.67	2.99	(0.29)	(2.35)	(2.64)	26.32	13.33		66,115	1.36		1.35		1.30		22
R4	26.14	0.40	2.69	3.09	(0.36)	(2.35)	(2.71)	26.52	13.71		111,451	1.04		1.04		1.61		22
R5	26.25	0.47	2.71	3.18	(0.44)	(2.35)	(2.79)	26.64	14.05		193,707	0.74		0.74		1.89		22
R6	26.25	0.50	2.71	3.21	(0.47)	(2.35)	(2.82)	26.64	14.16		119,159	0.64		0.64		1.98		22
Y	26.25	0.49	2.70	3.19	(0.45)	(2.35)	(2.80)	26.64	14.10		696,309	0.71		0.68		1.96		22
F	25.50	0.49	2.61	3.10	(0.47)	(2.35)	(2.82)	25.78	14.15		2,844,206	0.64		0.64		2.00		22

The accompanying notes are an integral part of these financial statements.

68

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Dividend and Growth Fund – (continued)

For the Year Ended October 31, 2018
A	$27.46	$0.39	$0.80	$1.19	$(0.38)	$(2.64)	$(3.02)	$25.63	4.38%		$3,521,062	0.99%		0.99%		1.49%		31%
C	26.62	0.19	0.77	0.96	(0.19)	(2.64)	(2.83)	24.75	3.58		228,076	1.76		1.75		0.76		31
I	27.35	0.46	0.79	1.25	(0.45)	(2.64)	(3.09)	25.51	4.68		847,646	0.73		0.73		1.75		31
R3	27.78	0.30	0.81	1.11	(0.28)	(2.64)	(2.92)	25.97	4.03		72,723	1.35		1.35		1.13		31
R4	27.95	0.39	0.80	1.19	(0.36)	(2.64)	(3.00)	26.14	4.32		131,649	1.04		1.04		1.44		31
R5	28.05	0.47	0.82	1.29	(0.45)	(2.64)	(3.09)	26.25	4.65		146,918	0.74		0.74		1.74		31
R6	28.05	0.49	0.82	1.31	(0.47)	(2.64)	(3.11)	26.25	4.76		74,795	0.64		0.64		1.84		31
Y	28.05	0.49	0.81	1.30	(0.46)	(2.64)	(3.10)	26.25	4.72		616,454	0.68		0.68		1.80		31
F	27.33	0.48	0.80	1.28	(0.47)	(2.64)	(3.11)	25.50	4.77		2,591,584	0.64		0.64		1.84		31

For the Year Ended October 31, 2017
A	$23.49	$0.39	$4.75	$5.14	$(0.38)	$(0.79)	$(1.17)	$27.46	22.40%		$3,619,123	1.00%		1.00%		1.52%		26%
C	22.80	0.19	4.62	4.81	(0.20)	(0.79)	(0.99)	26.62	21.54		449,961	1.74		1.74		0.78		26
I	23.38	0.44	4.74	5.18	(0.42)	(0.79)	(1.21)	27.35	22.67		775,427	0.80		0.80		1.75		26
R3	23.75	0.30	4.81	5.11	(0.29)	(0.79)	(1.08)	27.78	21.97		77,175	1.35		1.35		1.17		26
R4	23.89	0.38	4.84	5.22	(0.37)	(0.79)	(1.16)	27.95	22.34		142,563	1.05		1.05		1.47		26
R5	23.97	0.46	4.86	5.32	(0.45)	(0.79)	(1.24)	28.05	22.72		132,739	0.74		0.74		1.76		26
R6	23.97	0.46	4.88	5.34	(0.47)	(0.79)	(1.26)	28.05	22.83		10,957	0.65		0.64		1.75		26
Y	23.97	0.50	4.84	5.34	(0.47)	(0.79)	(1.26)	28.05	22.81		605,049	0.66		0.66		1.94		26
F(7)	25.51	0.29	1.86	2.15	(0.33)	—	(0.33)	27.33	8.49	(4)	2,570,906	0.64	(5)	0.64	(5)	1.66	(5)	26

For the Year Ended October 31, 2016
A	$24.99	$0.37	$0.50	$0.87	$(0.34)	$(2.03)	$(2.37)	$23.49	4.12%		$3,501,684	1.03%		1.03	%(10)	1.59%		22%
B	24.55	0.16	0.47	0.63	(0.11)	(2.03)	(2.14)	23.04	3.12		19,716	2.01		1.96	(10)	0.71		22
C	24.34	0.19	0.47	0.66	(0.17)	(2.03)	(2.20)	22.80	3.31		437,961	1.77		1.77	(10)	0.85		22
I	24.89	0.41	0.50	0.91	(0.39)	(2.03)	(2.42)	23.38	4.31		1,779,168	0.83		0.83	(10)	1.78		22
R3	25.24	0.29	0.51	0.80	(0.26)	(2.03)	(2.29)	23.75	3.78		79,400	1.36		1.36	(10)	1.26		22
R4	25.37	0.37	0.51	0.88	(0.33)	(2.03)	(2.36)	23.89	4.10		136,673	1.06		1.06	(10)	1.56		22
R5	25.44	0.44	0.51	0.95	(0.39)	(2.03)	(2.42)	23.97	4.41		104,487	0.76		0.76	(10)	1.89		22
R6	25.44	0.42	0.55	0.97	(0.41)	(2.03)	(2.44)	23.97	4.48		2,964	0.66		0.66	(10)	1.76		22
Y	25.45	0.46	0.51	0.97	(0.42)	(2.03)	(2.45)	23.97	4.50		1,460,506	0.66		0.66	(10)	1.95		22

The Hartford Equity Income Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$17.55	$0.18	$5.15	$5.33	$(0.21)	$(0.20)	$(0.41)	$22.47	30.62	%(4)	$1,771,214	0.98	%(5)	0.98	%(5)	1.81	%(5)	13%
C	17.46	0.11	5.11	5.22	(0.13)	(0.20)	(0.33)	22.35	30.12	(4)	182,315	1.75	(5)	1.75	(5)	1.07	(5)	13
I	17.44	0.21	5.10	5.31	(0.23)	(0.20)	(0.43)	22.32	30.74	(4)	1,272,554	0.73	(5)	0.73	(5)	2.06	(5)	13
R3	17.59	0.15	5.14	5.29	(0.17)	(0.20)	(0.37)	22.51	30.32	(4)	37,748	1.35	(5)	1.35	(5)	1.45	(5)	13
R4	17.62	0.18	5.15	5.33	(0.20)	(0.20)	(0.40)	22.55	30.51	(4)	47,147	1.05	(5)	1.05	(5)	1.75	(5)	13
R5	17.71	0.21	5.19	5.40	(0.23)	(0.20)	(0.43)	22.68	30.78	(4)	86,567	0.74	(5)	0.74	(5)	2.04	(5)	13
R6	17.76	0.22	5.20	5.42	(0.24)	(0.20)	(0.44)	22.74	30.80	(4)	76,693	0.65	(5)	0.65	(5)	2.13	(5)	13
Y	17.76	0.21	5.21	5.42	(0.23)	(0.20)	(0.43)	22.75	30.82	(4)	111,607	0.74	(5)	0.72	(5)	2.07	(5)	13
F	17.44	0.22	5.10	5.32	(0.24)	(0.20)	(0.44)	22.32	30.80	(4)	1,070,355	0.65	(5)	0.65	(5)	2.16	(5)	13

For the Year Ended October 31, 2020
A	$19.99	$0.34	$(1.21)	$(0.87)	$(0.31)	$(1.26)	$(1.57)	$17.55	(4.68)%		$1,365,895	1.00%		1.00%		1.89%		31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)		191,917	1.76		1.76		1.15		31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)		977,950	0.74		0.74		2.13		31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)		31,778	1.36		1.36		1.55		31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)		41,386	1.05		1.05		1.85		31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)		56,329	0.77		0.77		2.14		31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)		55,448	0.66		0.66		2.22		31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)		81,615	0.76		0.71		2.20		31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)		889,727	0.66		0.66		2.23		31

The accompanying notes are an integral part of these financial statements.

69

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Equity Income Fund – (continued)

For the Year Ended October 31, 2019
A	$19.39	$0.38	$2.02	$2.40	$(0.36)	$(1.44)	$(1.80)	$19.99	13.88%		$1,565,663	1.00%		1.00%		2.01%		21%
C	19.29	0.24	2.00	2.24	(0.21)	(1.44)	(1.65)	19.88	13.00		292,388	1.76		1.76		1.27		21
I	19.29	0.43	2.01	2.44	(0.41)	(1.44)	(1.85)	19.88	14.17		959,142	0.75		0.75		2.26		21
R3	19.41	0.32	2.02	2.34	(0.29)	(1.44)	(1.73)	20.02	13.48		43,474	1.36		1.36		1.66		21
R4	19.44	0.37	2.04	2.41	(0.35)	(1.44)	(1.79)	20.06	13.85		53,957	1.07		1.07		1.96		21
R5	19.54	0.43	2.04	2.47	(0.41)	(1.44)	(1.85)	20.16	14.14		81,758	0.76		0.76		2.25		21
R6	19.58	0.45	2.05	2.50	(0.43)	(1.44)	(1.87)	20.21	14.29		52,201	0.66		0.66		2.33		21
Y	19.58	0.45	2.05	2.50	(0.42)	(1.44)	(1.86)	20.22	14.21		105,015	0.73		0.71		2.34		21
F	19.29	0.44	2.01	2.45	(0.43)	(1.44)	(1.87)	19.87	14.24		922,012	0.66		0.66		2.34		21

For the Year Ended October 31, 2018
A	$20.64	$0.38	$(0.24)	$0.14	$(0.35)	$(1.04)	$(1.39)	$19.39	0.49%		$1,508,580	1.00%		1.00%		1.90%		22%
C	20.53	0.23	(0.23)	—	(0.20)	(1.04)	(1.24)	19.29	(0.22)		330,741	1.75		1.75		1.16		22
I	20.54	0.43	(0.24)	0.19	(0.40)	(1.04)	(1.44)	19.29	0.77		1,157,708	0.74		0.74		2.14		22
R3	20.66	0.31	(0.25)	0.06	(0.27)	(1.04)	(1.31)	19.41	0.12		46,820	1.36		1.36		1.53		22
R4	20.69	0.37	(0.24)	0.13	(0.34)	(1.04)	(1.38)	19.44	0.43		70,446	1.06		1.06		1.83		22
R5	20.78	0.43	(0.23)	0.20	(0.40)	(1.04)	(1.44)	19.54	0.78		79,557	0.76		0.76		2.13		22
R6	20.83	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.58	0.83		34,957	0.66		0.66		2.22		22
Y	20.83	0.45	(0.25)	0.20	(0.41)	(1.04)	(1.45)	19.58	0.79		140,057	0.70		0.70		2.19		22
F	20.54	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.29	0.85		774,529	0.65		0.65		2.23		22

For the Year Ended October 31, 2017
A	$17.97	$0.35	$3.24	$3.59	$(0.32)	$(0.60)	$(0.92)	$20.64	20.51%		$1,685,398	1.00%		1.00%		1.83%		16%
C	17.89	0.21	3.21	3.42	(0.18)	(0.60)	(0.78)	20.53	19.56		449,104	1.74		1.74		1.09		16
I	17.89	0.39	3.23	3.62	(0.37)	(0.60)	(0.97)	20.54	20.76		1,111,235	0.78		0.78		2.03		16
R3	17.99	0.28	3.24	3.52	(0.25)	(0.60)	(0.85)	20.66	20.06		57,341	1.37		1.37		1.46		16
R4	18.02	0.34	3.24	3.58	(0.31)	(0.60)	(0.91)	20.69	20.39		79,632	1.06		1.06		1.77		16
R5	18.09	0.40	3.26	3.66	(0.37)	(0.60)	(0.97)	20.78	20.77		83,048	0.76		0.76		2.06		16
R6	18.13	0.41	3.28	3.69	(0.39)	(0.60)	(0.99)	20.83	20.91		29,284	0.66		0.66		2.10		16
Y	18.13	0.45	3.23	3.68	(0.38)	(0.60)	(0.98)	20.83	20.88		141,479	0.67		0.67		2.35		16
F(7)	19.22	0.24	1.37	1.61	(0.29)	—	(0.29)	20.54	8.45	(4)	674,626	0.66	(5)	0.66	(5)	1.84	(5)	16

For the Year Ended October 31, 2016
A	$18.70	$0.36	$0.64	$1.00	$(0.33)	$(1.40)	$(1.73)	$17.97	6.13%		$1,676,572	1.04%		1.04%		2.03%		14%
B	18.72	0.34	0.64	0.98	(0.30)	(1.40)	(1.70)	18.00	6.01		6,930	1.18		1.18		1.95		14
C	18.61	0.23	0.65	0.88	(0.20)	(1.40)	(1.60)	17.89	5.45		452,909	1.76		1.76		1.30		14
I	18.62	0.39	0.66	1.05	(0.38)	(1.40)	(1.78)	17.89	6.45		966,338	0.78		0.78		2.25		14
R3	18.72	0.30	0.64	0.94	(0.27)	(1.40)	(1.67)	17.99	5.77		54,732	1.38		1.38		1.68		14
R4	18.74	0.35	0.65	1.00	(0.32)	(1.40)	(1.72)	18.02	6.14		76,745	1.07		1.07		1.98		14
R5	18.81	0.41	0.64	1.05	(0.37)	(1.40)	(1.77)	18.09	6.42		65,276	0.77		0.77		2.31		14
R6	18.84	0.42	0.66	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		14,551	0.67		0.67		2.38		14
Y	18.84	0.41	0.67	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		386,011	0.67		0.67		2.35		14

The Hartford Growth Opportunities Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$54.65	$(0.20)	$12.44	$12.24	$—	$(7.91)	$(7.91)	$58.98	23.90	%(4)	$3,576,182	1.07	%(5)	1.06	%(5)	(0.72	)%(5)	57%
C	26.47	(0.18)	5.59	5.41	—	(7.91)	(7.91)	23.97	23.44	(4)	338,449	1.83	(5)	1.83	(5)	(1.49	)(5)	57
I	58.51	(0.15)	13.38	13.23	—	(7.91)	(7.91)	63.83	24.03	(4)	2,064,901	0.81	(5)	0.81	(5)	(0.47	)(5)	57
R3	54.41	(0.31)	12.38	12.07	—	(7.91)	(7.91)	58.57	23.67	(4)	55,964	1.44	(5)	1.44	(5)	(1.09	)(5)	57
R4	58.79	(0.24)	13.44	13.20	—	(7.91)	(7.91)	64.08	23.84	(4)	79,644	1.14	(5)	1.14	(5)	(0.80	)(5)	57
R5	62.69	(0.16)	14.40	14.24	—	(7.91)	(7.91)	69.02	24.04	(4)	24,525	0.84	(5)	0.84	(5)	(0.50	)(5)	57
R6	64.01	(0.14)	14.73	14.59	—	(7.91)	(7.91)	70.69	24.09	(4)	63,666	0.73	(5)	0.73	(5)	(0.41	)(5)	57
Y	63.96	(0.16)	14.71	14.55	—	(7.91)	(7.91)	70.60	24.05	(4)	562,017	0.82	(5)	0.80	(5)	(0.46	)(5)	57
F	58.77	(0.12)	13.44	13.32	—	(7.91)	(7.91)	64.18	24.08	(4)	1,037,571	0.73	(5)	0.73	(5)	(0.39	)(5)	57

The accompanying notes are an integral part of these financial statements.

70

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Growth Opportunities Fund – (continued)

For the Year Ended October 31, 2020
A	$39.45	$(0.30)	$18.03	$17.73	$—	$(2.53)	$(2.53)	$54.65	47.69%	$2,939,376	1.10%	1.09%		(0.66)%		118%
C	20.50	(0.31)	8.81	8.50	—	(2.53)	(2.53)	26.47	46.64	322,226	1.85	1.85		(1.41)		118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83		(0.39)		118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43		(0.99)		118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13		(0.69)		118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85		(0.40)		118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74		(0.31)		118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78		(0.38)		118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74		(0.31)		118

For the Year Ended October 31, 2019
A	$45.89	$(0.25)	$4.35	$4.10	$—	$(10.54)	$(10.54)	$39.45	13.64%	$2,089,246	1.12%	1.11%		(0.64)%		66%
C	29.36	(0.29)	1.97	1.68	—	(10.54)	(10.54)	20.50	12.79	281,545	1.86	1.86		(1.39)		66
I	47.99	(0.16)	4.66	4.50	—	(10.54)	(10.54)	41.95	13.94	1,500,756	0.85	0.85		(0.38)		66
R3	45.98	(0.39)	4.36	3.97	—	(10.54)	(10.54)	39.41	13.25	44,757	1.47	1.46		(1.00)		66
R4	48.38	(0.29)	4.71	4.42	—	(10.54)	(10.54)	42.26	13.57	67,104	1.15	1.15		(0.69)		66
R5	50.48	(0.17)	5.01	4.84	—	(10.54)	(10.54)	44.78	13.92	25,396	0.85	0.85		(0.39)		66
R6	51.18	(0.13)	5.12	4.99	—	(10.54)	(10.54)	45.63	14.03	22,765	0.75	0.75		(0.29)		66
Y	51.18	(0.15)	5.13	4.98	—	(10.54)	(10.54)	45.62	14.00	164,390	0.83	0.79		(0.33)		66
F	48.07	(0.12)	4.68	4.56	—	(10.54)	(10.54)	42.09	14.07	526,379	0.74	0.74		(0.28)		66

For the Year Ended October 31, 2018
A	$46.20	$(0.29)	$3.86	$3.57	$—	$(3.88)	$(3.88)	$45.89	8.31%	$2,013,200	1.11%	1.11%		(0.61)%		122%
C	31.15	(0.41)	2.50	2.09	—	(3.88)	(3.88)	29.36	7.49	321,653	1.85	1.85		(1.35)		122
I	48.01	(0.17)	4.03	3.86	—	(3.88)	(3.88)	47.99	8.62	1,674,141	0.84	0.84		(0.34)		122
R3	46.43	(0.45)	3.88	3.43	—	(3.88)	(3.88)	45.98	7.94	47,707	1.46	1.45		(0.95)		122
R4	48.52	(0.32)	4.06	3.74	—	(3.88)	(3.88)	48.38	8.28	79,229	1.15	1.15		(0.65)		122
R5	50.31	(0.18)	4.23	4.05	—	(3.88)	(3.88)	50.48	8.60	19,708	0.86	0.86		(0.35)		122
R6	50.91	(0.14)	4.29	4.15	—	(3.88)	(3.88)	51.18	8.71	12,061	0.75	0.75		(0.26)		122
Y	50.92	(0.15)	4.29	4.14	—	(3.88)	(3.88)	51.18	8.68	127,721	0.78	0.78		(0.28)		122
F	48.05	(0.12)	4.02	3.90	—	(3.88)	(3.88)	48.07	8.71	401,565	0.75	0.75		(0.25)		122

For the Year Ended October 31, 2017
A	$37.66	$(0.23)	$10.17	$9.94	$—	$(1.40)	$(1.40)	$46.20	27.40%	$1,914,743	1.11%	1.10%		(0.57)%		119%
C	26.03	(0.36)	6.88	6.52	—	(1.40)	(1.40)	31.15	26.46	412,184	1.86	1.86		(1.32)		119
I	39.00	(0.15)	10.56	10.41	—	(1.40)	(1.40)	48.01	27.67	1,546,058	0.89	0.89		(0.35)		119
R3	37.96	(0.37)	10.24	9.87	—	(1.40)	(1.40)	46.43	26.95	48,315	1.46	1.45		(0.92)		119
R4	39.50	(0.26)	10.68	10.42	—	(1.40)	(1.40)	48.52	27.33	81,413	1.15	1.15		(0.62)		119
R5	40.78	(0.14)	11.07	10.93	—	(1.40)	(1.40)	50.31	27.74	16,530	0.86	0.85		(0.32)		119
R6	41.21	(0.12)	11.22	11.10	—	(1.40)	(1.40)	50.91	27.86	4,554	0.76	0.75		(0.26)		119
Y	41.23	(0.09)	11.18	11.09	—	(1.40)	(1.40)	50.92	27.83	104,645	0.77	0.77		(0.22)		119
F(7)	40.07	(0.10)	8.08	7.98	—	—	—	48.05	19.92 (4)	617,087	0.75 (5)	0.75	(5)	(0.34	)(5)	119

For the Year Ended October 31, 2016
A	$40.68	$(0.20)	$0.55	$0.35	$—	$(3.37)	$(3.37)	$37.66	1.04%	$1,747,532	1.14%	1.14	%(11)	(0.55)%		117%
B	29.08	(0.37)	0.35	(0.02)	—	(3.37)	(3.37)	25.69	0.09	4,249	2.09	2.06	(11)	(1.45)		117
C	29.37	(0.33)	0.36	0.03	—	(3.37)	(3.37)	26.03	0.28	420,107	1.89	1.89	(11)	(1.29)		117
I	41.98	(0.12)	0.57	0.45	(0.06)	(3.37)	(3.43)	39.00	1.25	1,726,408	0.93	0.93	(11)	(0.32)		117
R3	41.11	(0.33)	0.55	0.22	—	(3.37)	(3.37)	37.96	0.71	47,559	1.47	1.47	(11)	(0.87)		117
R4	42.51	(0.22)	0.58	0.36	—	(3.37)	(3.37)	39.50	1.02	72,213	1.17	1.17	(11)	(0.57)		117
R5	43.73	(0.08)	0.57	0.49	(0.07)	(3.37)	(3.44)	40.78	1.30	14,791	0.87	0.86	(11)	(0.20)		117
R6	44.15	(0.07)	0.61	0.54	(0.11)	(3.37)	(3.48)	41.21	1.40	942	0.77	0.77	(11)	(0.17)		117
Y	44.17	(0.08)	0.62	0.54	(0.11)	(3.37)	(3.48)	41.23	1.40	231,037	0.77	0.77	(11)	(0.19)		117

The accompanying notes are an integral part of these financial statements.

71

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Healthcare Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$40.91	$(0.06)	$6.92	$6.86	$—	$(5.17)	$(5.17)	$42.60	17.45	%(4)	$859,474	1.25	%(5)	1.25	%(5)	(0.28	)%(5)	21%
C	31.63	(0.16)	5.29	5.13	—	(5.17)	(5.17)	31.59	17.05	(4)	143,894	2.02	(5)	2.02	(5)	(1.05	)(5)	21
I	43.53	0.00	(12)	7.39	7.39	—	(5.17)	(5.17)	45.75	17.63	(4)	444,908	0.98	(5)	0.98	(5)	(0.01	)(5)	21
R3	41.90	(0.14)	7.11	6.97	—	(5.17)	(5.17)	43.70	17.28	(4)	34,176	1.60	(5)	1.60	(5)	(0.63	)(5)	21
R4	44.63	(0.08)	7.59	7.51	—	(5.17)	(5.17)	46.97	17.45	(4)	26,342	1.29	(5)	1.29	(5)	(0.33	)(5)	21
R5	47.24	(0.01)	8.05	8.04	—	(5.17)	(5.17)	50.11	17.62	(4)	13,057	0.99	(5)	0.99	(5)	(0.03	)(5)	21
R6	47.99	0.02	8.18	8.20	—	(5.17)	(5.17)	51.02	17.68	(4)	5,786	0.89	(5)	0.89	(5)	0.08	(5)	21
Y	47.95	0.00	(12)	8.18	8.18	—	(5.17)	(5.17)	50.96	17.65	(4)	121,143	0.99	(5)	0.96	(5)	0.01	(5)	21
F	43.70	0.02	7.42	7.44	—	(5.17)	(5.17)	45.97	17.68	(4)	41,187	0.89	(5)	0.89	(5)	0.08	(5)	21

For the Year Ended October 31, 2020
A	$35.63	$(0.13)	$7.77	$7.64	$—	$(2.36)	$(2.36)	$40.91	22.17%	$746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49

For the Year Ended October 31, 2019
A	$34.38	$(0.10)	$3.83	$3.73	$—	$(2.48)	$(2.48)	$35.63	12.02%	$666,181	1.30%	1.30%	(0.30)%	35%
C	27.98	(0.28)	3.02	2.74	—	(2.48)	(2.48)	28.24	11.17	138,539	2.05	2.05	(1.06)	35
I	36.11	0.00	(12)	4.05	4.05	—	(2.48)	(2.48)	37.68	12.36	297,000	1.01	1.01	(0.01)	35
R3	35.32	(0.21)	3.93	3.72	—	(2.48)	(2.48)	36.56	11.66	33,948	1.62	1.62	(0.62)	35
R4	37.12	(0.12)	4.17	4.05	—	(2.48)	(2.48)	38.69	12.00	26,699	1.32	1.32	(0.32)	35
R5	38.82	(0.01)	4.38	4.37	—	(2.48)	(2.48)	40.71	12.32	6,170	1.02	1.02	(0.04)	35
R6(13)	39.22	0.02	2.04	2.06	—	—	—	41.28	5.25	(4)	1,341	0.91	(5)	0.91	(5)	0.06	(5)	35
Y	39.29	0.01	4.45	4.46	—	(2.48)	(2.48)	41.27	12.40	72,515	0.97	0.96	0.03	35
F	36.17	0.02	4.08	4.10	—	(2.48)	(2.48)	37.79	12.48	29,108	0.91	0.91	0.06	35

For the Year Ended October 31, 2018
A	$34.86	$(0.14)	$1.45	$1.31	$—	$(1.79)	$(1.79)	$34.38	3.86%	$682,175	1.28%	1.28%	(0.40)%	27%
C	28.90	(0.33)	1.20	0.87	—	(1.79)	(1.79)	27.98	3.10	160,084	2.03	2.02	(1.13)	27
I	36.43	(0.04)	1.51	1.47	—	(1.79)	(1.79)	36.11	4.15	379,392	1.00	1.00	(0.11)	27
R3	35.87	(0.26)	1.50	1.24	—	(1.79)	(1.79)	35.32	3.55	38,412	1.61	1.61	(0.72)	27
R4	37.50	(0.16)	1.57	1.41	—	(1.79)	(1.79)	37.12	3.86	32,373	1.30	1.30	(0.42)	27
R5	39.03	(0.05)	1.63	1.58	—	(1.79)	(1.79)	38.82	4.15	7,757	1.02	1.02	(0.13)	27
Y	39.45	(0.01)	1.64	1.63	—	(1.79)	(1.79)	39.29	4.24	52,896	0.92	0.92	(0.03)	27
F	36.45	—	1.51	1.51	—	(1.79)	(1.79)	36.17	4.26	76,003	0.90	0.90	(0.01)	27

For the Year Ended October 31, 2017
A	$30.96	$(0.12)	$7.04	$6.92	$—	$(3.02)	$(3.02)	$34.86	24.28%	$714,694	1.29%	1.29%	(0.36)%	23%
C	26.34	(0.30)	5.88	5.58	—	(3.02)	(3.02)	28.90	23.37	242,421	2.04	2.03	(1.10)	23
I	32.15	(0.04)	7.34	7.30	—	(3.02)	(3.02)	36.43	24.59	351,686	1.03	1.03	(0.11)	23
R3	31.87	(0.23)	7.25	7.02	—	(3.02)	(3.02)	35.87	23.87	45,673	1.61	1.61	(0.68)	23
R4	33.10	(0.13)	7.55	7.42	—	(3.02)	(3.02)	37.50	24.22	35,927	1.31	1.31	(0.38)	23
R5	34.23	(0.03)	7.85	7.82	—	(3.02)	(3.02)	39.03	24.62	6,888	1.01	1.01	(0.08)	23
Y	34.54	(0.01)	7.94	7.93	—	(3.02)	(3.02)	39.45	24.72	45,193	0.93	0.93	(0.02)	23
F(7)	33.96	0.01	2.48	2.49	—	—	—	36.45	7.33	(4)	61,710	0.90	(5)	0.90	(5)	0.04	(5)	23

The accompanying notes are an integral part of these financial statements.

72

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Healthcare Fund – (continued)

For the Year Ended October 31, 2016
A	$38.70	$(0.12)	$(2.52)	$(2.64)	$(0.55)	$(4.55)	$(5.10)	$30.96	(8.11)%	$757,038	1.33%	1.33%	(0.36)%	35%
B	33.41	(0.36)	(2.15)	(2.51)	(0.13)	(4.55)	(4.68)	26.22	(8.94)	2,056	2.24	2.22	(1.26)	35
C	33.73	(0.31)	(2.15)	(2.46)	(0.38)	(4.55)	(4.93)	26.34	(8.78)	254,009	2.06	2.06	(1.10)	35
I	39.98	(0.03)	(2.61)	(2.64)	(0.64)	(4.55)	(5.19)	32.15	(7.86)	228,463	1.07	1.07	(0.09)	35
R3	39.69	(0.22)	(2.61)	(2.83)	(0.44)	(4.55)	(4.99)	31.87	(8.38)	43,993	1.62	1.62	(0.66)	35
R4	41.01	(0.13)	(2.69)	(2.82)	(0.54)	(4.55)	(5.09)	33.10	(8.09)	38,273	1.32	1.32	(0.36)	35
R5	42.22	(0.02)	(2.79)	(2.81)	(0.63)	(4.55)	(5.18)	34.23	(7.82)	5,342	1.03	1.03	(0.06)	35
Y	42.54	0.02	(2.80)	(2.78)	(0.67)	(4.55)	(5.22)	34.54	(7.72)	51,125	0.92	0.92	0.05	35

The Hartford MidCap Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$30.63	$(0.07)	$10.40	$10.33	$—	$(3.96)	$(3.96)	$37.00	35.48	%(4)	$3,542,401	1.08	%(5)	1.08	%(5)	(0.38	)%(5)	15%
C	20.34	(0.13)	6.73	6.60	—	(3.96)	(3.96)	22.98	35.02	(4)	430,729	1.84	(5)	1.84	(5)	(1.15	)(5)	15
I	31.87	(0.03)	10.85	10.82	—	(3.96)	(3.96)	38.73	35.65	(4)	4,855,788	0.84	(5)	0.84	(5)	(0.15	)(5)	15
R3	34.38	(0.15)	11.74	11.59	—	(3.96)	(3.96)	42.01	35.26	(4)	109,930	1.45	(5)	1.44	(5)	(0.75	)(5)	15
R4	36.18	(0.09)	12.39	12.30	—	(3.96)	(3.96)	44.52	35.48	(4)	220,349	1.15	(5)	1.12	(5)	(0.43	)(5)	15
R5	37.58	(0.03)	12.89	12.86	—	(3.96)	(3.96)	46.48	35.66	(4)	424,829	0.83	(5)	0.83	(5)	(0.14	)(5)	15
R6	38.09	(0.01)	13.08	13.07	—	(3.96)	(3.96)	47.20	35.74	(4)	1,985,509	0.74	(5)	0.74	(5)	(0.04	)(5)	15
Y	38.02	(0.02)	13.06	13.04	—	(3.96)	(3.96)	47.10	35.73	(4)	1,177,395	0.84	(5)	0.77	(5)	(0.08	)(5)	15
F	32.00	(0.01)	10.90	10.89	—	(3.96)	(3.96)	38.93	35.73	(4)	2,983,941	0.74	(5)	0.74	(5)	(0.04	)(5)	15

For the Year Ended October 31, 2020
A	$30.34	$(0.08)	$2.00	$1.92	$—	$(1.63)	$(1.63)	$30.63	6.48%	$2,724,316	1.11%	1.11%	(0.27)%	45%
C	20.83	(0.20)	1.34	1.14	—	(1.63)	(1.63)	20.34	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00	(12)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00	(14)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45

For the Year Ended October 31, 2019
A	$30.03	$(0.09)	$3.80	$3.71	$—	$(3.40)	$(3.40)	$30.34	14.93%	$2,820,971	1.11%	1.10%	(0.32)%	31%
C	21.90	(0.22)	2.55	2.33	—	(3.40)	(3.40)	20.83	14.10	498,057	1.86	1.86	(1.08)	31
I	30.91	(0.02)	3.94	3.92	—	(3.40)	(3.40)	31.43	15.25	4,168,592	0.85	0.85	(0.06)	31
R3	33.31	(0.22)	4.29	4.07	—	(3.40)	(3.40)	33.98	14.54	96,409	1.45	1.45	(0.67)	31
R4	34.59	(0.12)	4.50	4.38	—	(3.40)	(3.40)	35.57	14.89	266,390	1.16	1.14	(0.36)	31
R5	35.55	(0.02)	4.64	4.62	—	(3.40)	(3.40)	36.77	15.23	497,712	0.84	0.84	(0.07)	31
R6	35.90	0.02	4.70	4.72	—	(3.40)	(3.40)	37.22	15.37	1,731,890	0.74	0.74	0.04	31
Y	35.87	0.00	(12)	4.70	4.70	—	(3.40)	(3.40)	37.17	15.32	1,571,851	0.82	0.78	0.01	31
F	30.96	0.01	3.95	3.96	—	(3.40)	(3.40)	31.52	15.36	2,259,594	0.74	0.74	0.04	31

For the Year Ended October 31, 2018
A	$30.36	$(0.12)	$1.20	$1.08	$—	$(1.41)	$(1.41)	$30.03	3.63%	$2,592,610	1.11%	1.10%	(0.39)%	37%
C	22.67	(0.27)	0.91	0.64	—	(1.41)	(1.41)	21.90	2.84	580,708	1.85	1.85	(1.14)	37
I	31.12	(0.03)	1.23	1.20	—	(1.41)	(1.41)	30.91	3.91	3,666,464	0.82	0.82	(0.11)	37
R3	33.64	(0.26)	1.34	1.08	—	(1.41)	(1.41)	33.31	3.23	102,632	1.46	1.46	(0.75)	37
R4	34.78	(0.16)	1.38	1.22	—	(1.41)	(1.41)	34.59	3.57	289,049	1.16	1.15	(0.43)	37
R5	35.59	(0.05)	1.42	1.37	—	(1.41)	(1.41)	35.55	3.89	468,146	0.85	0.85	(0.13)	37
R6	35.90	(0.01)	1.42	1.41	—	(1.41)	(1.41)	35.90	3.97	1,014,518	0.75	0.75	(0.04)	37
Y	35.88	(0.02)	1.42	1.40	—	(1.41)	(1.41)	35.87	3.95	1,934,520	0.78	0.78	(0.06)	37
F	31.15	(0.01)	1.23	1.22	—	(1.41)	(1.41)	30.96	3.97	1,648,425	0.75	0.75	(0.03)	37

The accompanying notes are an integral part of these financial statements.

73

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford MidCap Fund – (continued)

For the Year Ended October 31, 2017
A	$24.25	$(0.11)	$7.00	$6.89	$—	$(0.78)	$(0.78)	$30.36	29.02%	$2,482,275	1.13%	1.12%	(0.38)%	30%
C	18.42	(0.23)	5.26	5.03	—	(0.78)	(0.78)	22.67	28.07	717,521	1.87	1.87	(1.12)	30
I	24.79	(0.05)	7.16	7.11	—	(0.78)	(0.78)	31.12	29.28	2,996,705	1.02	0.89	(0.17)	30
R3	26.88	(0.22)	7.76	7.54	—	(0.78)	(0.78)	33.64	28.59	90,582	1.47	1.47	(0.73)	30
R4	27.69	(0.14)	8.01	7.87	—	(0.78)	(0.78)	34.78	28.95	263,236	1.16	1.16	(0.43)	30
R5	28.24	(0.04)	8.17	8.13	—	(0.78)	(0.78)	35.59	29.32	356,166	0.86	0.86	(0.14)	30
R6	28.45	(0.05)	8.28	8.23	—	(0.78)	(0.78)	35.90	29.45	431,183	0.76	0.76	(0.14)	30
Y	28.44	(0.01)	8.23	8.22	—	(0.78)	(0.78)	35.88	29.43	1,847,676	0.78	0.78	(0.04)	30
F(7)	27.52	(0.03)	3.66	3.63	—	—	—	31.15	13.19	(4)	1,244,732	0.76	(5)	0.76	(5)	(0.15	)(5)	30

For the Year Ended October 31, 2016
A	$26.47	$(0.07)	$(0.22)	$(0.29)	$—	$(1.93)	$(1.93)	$24.25	(0.79)%	$2,041,826	1.17%	1.17%	(0.29)%	31%
B	20.13	(0.21)	(0.19)	(0.40)	—	(1.93)	(1.93)	17.80	(1.66)	16,842	2.06	2.06	(1.16)	31
C	20.73	(0.18)	(0.20)	(0.38)	—	(1.93)	(1.93)	18.42	(1.50)	611,311	1.89	1.89	(1.01)	31
I	26.96	(0.04)	(0.20)	(0.24)	—	(1.93)	(1.93)	24.79	(0.57)	1,725,700	1.02	1.02	(0.18)	31
R3	29.20	(0.16)	(0.23)	(0.39)	—	(1.93)	(1.93)	26.88	(1.07)	71,711	1.48	1.48	(0.59)	31
R4	29.93	(0.08)	(0.23)	(0.31)	—	(1.93)	(1.93)	27.69	(0.76)	165,137	1.18	1.18	(0.30)	31
R5	30.39	—	(0.22)	(0.22)	—	(1.93)	(1.93)	28.24	(0.47)	193,533	0.87	0.87	—	31
R6	30.58	—	(0.20)	(0.20)	—	(1.93)	(1.93)	28.45	(0.36)	26,352	0.77	0.77	0.01	31
Y	30.57	0.03	(0.23)	(0.20)	—	(1.93)	(1.93)	28.44	(0.36)	1,490,965	0.77	0.77	0.10	31

The Hartford MidCap Value Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$12.21	$0.01	$5.48	$5.49	$(0.04)	$—	$(0.04)	$17.66	45.05	%(4)	$351,875	1.19	%(5)	1.19	%(5)	0.19	%(5)	31%
C	9.66	(0.04)	4.33	4.29	—	—	—	13.95	44.41	(4)	10,414	1.98	(5)	1.97	(5)	(0.58	)(5)	31
I	12.36	0.04	5.53	5.57	(0.08)	—	(0.08)	17.85	45.24	(4)	23,939	0.86	(5)	0.86	(5)	0.54	(5)	31
R3	12.91	(0.01)	5.81	5.80	—	—	—	18.71	44.93	(4)	7,315	1.48	(5)	1.48	(5)	(0.09	)(5)	31
R4	13.21	0.02	5.93	5.95	(0.03)	—	(0.03)	19.13	45.12	(4)	11,151	1.19	(5)	1.19	(5)	0.19	(5)	31
R5	13.44	0.04	6.03	6.07	(0.09)	—	(0.09)	19.42	45.28	(4)	2,081	0.88	(5)	0.88	(5)	0.50	(5)	31
Y	13.47	0.04	6.04	6.08	(0.09)	—	(0.09)	19.46	45.31	(4)	19,019	0.87	(5)	0.86	(5)	0.49	(5)	31
F	12.36	0.05	5.54	5.59	(0.10)	—	(0.10)	17.85	45.40	(4)	422,453	0.78	(5)	0.78	(5)	0.60	(5)	31

For the Year Ended October 31, 2020
A	$14.43	$0.07	$(1.86)	$(1.79)	$(0.09)	$(0.34)	$(0.43)	$12.21	(12.86)%	$245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	0.00	(12)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61

For the Year Ended October 31, 2019
A	$14.54	$0.08	$1.44	$1.52	$(0.04)	$(1.59)	$(1.63)	$14.43	12.74%	$309,996	1.23%	1.23%	0.61%	55%
C	11.97	(0.02)	1.15	1.13	—	(1.59)	(1.59)	11.51	11.99	15,910	1.99	1.99	(0.14)	55
I	14.68	0.13	1.46	1.59	(0.08)	(1.59)	(1.67)	14.60	13.20	31,173	0.89	0.89	0.95	55
R3	15.23	0.05	1.53	1.58	—	(1.59)	(1.59)	15.22	12.42	8,034	1.52	1.52	0.33	55
R4	15.55	0.09	1.57	1.66	(0.04)	(1.59)	(1.63)	15.58	12.77	11,865	1.21	1.21	0.64	55
R5	15.76	0.16	1.57	1.73	(0.08)	(1.59)	(1.67)	15.82	13.14	1,592	0.92	0.92	1.06	55
Y	15.80	0.15	1.60	1.75	(0.09)	(1.59)	(1.68)	15.87	13.23	12,624	0.89	0.85	0.98	55
F	14.69	0.14	1.46	1.60	(0.10)	(1.59)	(1.69)	14.60	13.27	314,566	0.80	0.80	1.03	55

The accompanying notes are an integral part of these financial statements.

74

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford MidCap Value Fund – (continued)

For the Year Ended October 31, 2018
A	$15.62	$0.03	$(0.72)	$(0.69)	$—	$(0.39)	$(0.39)	$14.54	(4.56)%		$284,646	1.22%		1.22%		0.18%		49%
C	13.03	(0.07)	(0.60)	(0.67)	—	(0.39)	(0.39)	11.97	(5.26)		17,909	1.98		1.97		(0.57)		49
I	15.72	0.08	(0.73)	(0.65)	—	(0.39)	(0.39)	14.68	(4.27)		34,656	0.90		0.90		0.50		49
R3	16.39	(0.02)	(0.75)	(0.77)	—	(0.39)	(0.39)	15.23	(4.84)		9,555	1.52		1.52		(0.13)		49
R4	16.68	0.03	(0.77)	(0.74)	—	(0.39)	(0.39)	15.55	(4.52)		11,639	1.22		1.22		0.18		49
R5	16.88	0.08	(0.78)	(0.70)	(0.03)	(0.39)	(0.42)	15.76	(4.32)		8,087	0.91		0.91		0.48		49
Y	16.93	0.09	(0.79)	(0.70)	(0.04)	(0.39)	(0.43)	15.80	(4.23)		11,371	0.86		0.86		0.52		49
F	15.76	0.10	(0.73)	(0.63)	(0.05)	(0.39)	(0.44)	14.69	(4.18)		252,917	0.80		0.80		0.61		49

For the Year Ended October 31, 2017
A	$13.98	$0.01	$2.65	$2.66	$—	$(1.02)	$(1.02)	$15.62	19.67%		$291,082	1.23%		1.23%		0.06%		40%
C	11.90	(0.08)	2.23	2.15	—	(1.02)	(1.02)	13.03	18.66		35,520	1.96		1.96		(0.67)		40
I	14.09	0.03	2.67	2.70	(0.05)	(1.02)	(1.07)	15.72	19.81		43,342	1.20		1.10		0.20		40
R3	14.67	(0.04)	2.78	2.74	—	(1.02)	(1.02)	16.39	19.26		11,923	1.52		1.52		(0.23)		40
R4	14.87	0.01	2.82	2.83	—	(1.02)	(1.02)	16.68	19.58		12,637	1.21		1.21		0.08		40
R5	15.03	0.06	2.86	2.92	(0.05)	(1.02)	(1.07)	16.88	20.06		11,445	0.91		0.91		0.38		40
Y	15.07	0.08	2.86	2.94	(0.06)	(1.02)	(1.08)	16.93	20.10		28,403	0.82		0.82		0.48		40
F(7)	14.97	0.05	0.74	0.79	—	—	—	15.76	5.28	(4)	238,682	0.81	(5)	0.81	(5)	0.46	(5)	40

For the Year Ended October 31, 2016
A	$15.11	$0.03	$(0.03)	$—	$(0.02)	$(1.11)	$(1.13)	$13.98	0.18%		$246,023	1.30%		1.30	%(15)	0.18%		56%
B	13.15	(0.07)	(0.03)	(0.10)	—	(1.11)	(1.11)	11.94	(0.57)		637	2.42		2.12	(15)	(0.63)		56
C	13.09	(0.06)	(0.02)	(0.08)	—	(1.11)	(1.11)	11.90	(0.42)		35,965	2.02		2.02	(15)	(0.54)		56
I	15.22	0.05	(0.01)	0.04	(0.06)	(1.11)	(1.17)	14.09	0.48		83,155	1.06		1.06	(15)	0.39		56
R3	15.82	(0.01)	(0.03)	(0.04)	—	(1.11)	(1.11)	14.67	(0.07)		11,396	1.56		1.56	(15)	(0.07)		56
R4	15.99	0.03	(0.02)	0.01	(0.02)	(1.11)	(1.13)	14.87	0.30		13,448	1.25		1.25	(15)	0.23		56
R5	16.15	0.08	(0.03)	0.05	(0.06)	(1.11)	(1.17)	15.03	0.54		9,831	0.95		0.95	(15)	0.52		56
Y	16.19	0.09	(0.03)	0.06	(0.07)	(1.11)	(1.18)	15.07	0.63		79,990	0.85		0.85	(15)	0.63		56

Hartford Quality Value Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$18.61	$0.18	$6.26	$6.44	$(0.44)	$—	$(0.44)	$24.61	34.98	%(4)	$182,218	0.99	%(5)	0.93	%(5)	1.61	%(5)	12%
C	15.78	0.08	5.31	5.39	(0.28)	—	(0.28)	20.89	34.42	(4)	3,478	1.81	(5)	1.70	(5)	0.86	(5)	12
I	18.37	0.21	6.17	6.38	(0.50)	—	(0.50)	24.25	35.20	(4)	15,547	0.65	(5)	0.60	(5)	1.92	(5)	12
R3	18.92	0.15	6.37	6.52	(0.39)	—	(0.39)	25.05	34.80	(4)	1,121	1.27	(5)	1.16	(5)	1.37	(5)	12
R4	19.13	0.19	6.43	6.62	(0.45)	—	(0.45)	25.30	35.02	(4)	5,315	0.97	(5)	0.87	(5)	1.65	(5)	12
R5	19.32	0.22	6.50	6.72	(0.51)	—	(0.51)	25.53	35.21	(4)	299	0.67	(5)	0.60	(5)	1.93	(5)	12
R6	19.38	0.24	6.50	6.74	(0.54)	—	(0.54)	25.58	35.27	(4)	662	0.56	(5)	0.46	(5)	2.07	(5)	12
Y	19.35	0.23	6.49	6.72	(0.52)	—	(0.52)	25.55	35.18	(4)	491	0.67	(5)	0.57	(5)	1.98	(5)	12
F	18.31	0.22	6.15	6.37	(0.54)	—	(0.54)	24.14	35.31	(4)	12,234	0.56	(5)	0.46	(5)	2.06	(5)	12

For the Year Ended October 31, 2020
A	$21.11	$0.42	$(1.85)	$(1.43)	$(0.48)	$(0.59)	$(1.07)	$18.61	(7.34)%		$140,154	1.03%		0.91%		2.19%		26%
C	18.05	0.23	(1.59)	(1.36)	(0.32)	(0.59)	(0.91)	15.78	(8.09)		3,673	1.82		1.71		1.38		26
I	20.85	0.48	(1.82)	(1.34)	(0.55)	(0.59)	(1.14)	18.37	(7.02)		10,927	0.67		0.56		2.53		26
R3	21.45	0.38	(1.89)	(1.51)	(0.43)	(0.59)	(1.02)	18.92	(7.56)		855	1.29		1.16		1.91		26
R4	21.68	0.44	(1.91)	(1.47)	(0.49)	(0.59)	(1.08)	19.13	(7.34)		3,887	0.98		0.87		2.21		26
R5	21.87	0.50	(1.92)	(1.42)	(0.54)	(0.59)	(1.13)	19.32	(7.05)		220	0.69		0.58		2.53		26
R6	21.93	0.50	(1.89)	(1.39)	(0.57)	(0.59)	(1.16)	19.38	(6.92)		485	0.58		0.46		2.53		26
Y	21.91	0.51	(1.93)	(1.42)	(0.55)	(0.59)	(1.14)	19.35	(7.05)		382	0.68		0.57		2.53		26
F	20.83	0.50	(1.82)	(1.32)	(0.61)	(0.59)	(1.20)	18.31	(6.94)		8,975	0.58		0.46		2.64		26

The accompanying notes are an integral part of these financial statements.

75

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Quality Value Fund – (continued)

For the Year Ended October 31, 2019
A	$20.00	$0.38	$1.99		$2.37	$(0.28)	$(0.98)	$(1.26)	$21.11	13.10%		$169,771	1.00%		0.90%		1.95%		23%
C	17.12	0.20	1.71		1.91	—	(0.98)	(0.98)	18.05	12.23		6,834	1.76		1.67		1.21		23
I	19.78	0.45	1.94		2.39	(0.34)	(0.98)	(1.32)	20.85	13.49		12,796	0.65		0.56		2.30		23
R3	20.29	0.34	2.01		2.35	(0.21)	(0.98)	(1.19)	21.45	12.78		1,240	1.27		1.16		1.69		23
R4	20.49	0.40	2.04		2.44	(0.27)	(0.98)	(1.25)	21.68	13.17		6,014	0.95		0.86		1.99		23
R5	20.67	0.47	2.04		2.51	(0.33)	(0.98)	(1.31)	21.87	13.46		230	0.67		0.58		2.33		23
R6	20.74	0.47	2.06		2.53	(0.36)	(0.98)	(1.34)	21.93	13.57		34	0.56		0.46		2.26		23
Y	20.72	0.47	2.05		2.52	(0.35)	(0.98)	(1.33)	21.91	13.50		622	0.64		0.55		2.29		23
F	19.77	0.48	1.92		2.40	(0.36)	(0.98)	(1.34)	20.83	13.58		11,040	0.55		0.46		2.52		23

For the Year Ended October 31, 2018
A	$20.49	$0.31	$0.16		$0.47	$(0.20)	$(0.76)	$(0.96)	$20.00	2.25%		$164,325	1.06%		1.04%		1.52%		85%
C	17.67	0.14	0.15		0.29	(0.08)	(0.76)	(0.84)	17.12	1.53		9,082	1.81		1.79		0.80		85
I	20.25	0.38	0.16		0.54	(0.25)	(0.76)	(1.01)	19.78	2.60		12,974	0.71		0.69		1.87		85
R3	20.70	0.26	0.17		0.43	(0.08)	(0.76)	(0.84)	20.29	2.03		1,075	1.34		1.30		1.26		85
R4	20.95	0.33	0.16		0.49	(0.19)	(0.76)	(0.95)	20.49	2.29		6,014	1.04		1.01		1.55		85
R5	21.13	0.38	0.17		0.55	(0.25)	(0.76)	(1.01)	20.67	2.57		504	0.74		0.72		1.76		85
R6(16)	20.99	0.28	(0.53	)(17)	(0.25)	—	—	—	20.74	(1.19	)(4)	10	0.61	(5)	0.59	(5)	1.95	(5)	85
Y	21.19	0.40	0.17		0.57	(0.28)	(0.76)	(1.04)	20.72	2.65		601	0.68		0.66		1.90		85
F	20.26	0.39	0.17		0.56	(0.29)	(0.76)	(1.05)	19.77	2.71		88,336	0.62		0.60		1.94		85

For the Year Ended October 31, 2017
A	$17.94	$0.19	$2.64		$2.83	$(0.14)	$(0.14)	$(0.28)	$20.49	15.89%		$180,059	1.20%		1.20%		0.95%		39%
C	15.52	0.04	2.28		2.32	(0.03)	(0.14)	(0.17)	17.67	15.05		20,312	1.93		1.93		0.22		39
I	17.75	0.24	2.60		2.84	(0.20)	(0.14)	(0.34)	20.25	16.19		15,561	0.94		0.94		1.22		39
R3	18.13	0.13	2.66		2.79	(0.08)	(0.14)	(0.22)	20.70	15.48		1,448	1.54		1.53		0.63		39
R4	18.34	0.19	2.70		2.89	(0.14)	(0.14)	(0.28)	20.95	15.87		7,550	1.20		1.20		0.96		39
R5	18.49	0.23	2.75		2.98	(0.20)	(0.14)	(0.34)	21.13	16.25		480	0.91		0.91		1.17		39
Y	18.55	0.27	2.73		3.00	(0.22)	(0.14)	(0.36)	21.19	16.32		1,052	0.83		0.83		1.31		39
F(7)	19.58	0.16	0.52		0.68	—	—	—	20.26	3.47	(4)	12,030	0.80	(5)	0.80	(5)	1.17	(5)	39

For the Year Ended October 31, 2016
A	$18.66	$0.16	$0.57		$0.73	$(0.21)	$(1.24)	$(1.45)	$17.94	4.71%		$187,475	1.25%		1.25	%(18)	0.93%		41%
B	16.45	0.02	0.48		0.50	(0.01)	(1.24)	(1.25)	15.70	3.75		695	2.41		2.11	(18)	0.11		41
C	16.34	0.03	0.49		0.52	(0.10)	(1.24)	(1.34)	15.52	3.93		22,223	1.97		1.97	(18)	0.21		41
I	18.47	0.21	0.57		0.78	(0.26)	(1.24)	(1.50)	17.75	5.03		19,139	0.92		0.92	(18)	1.23		41
R3	18.83	0.11	0.58		0.69	(0.15)	(1.24)	(1.39)	18.13	4.39		2,783	1.54		1.54	(18)	0.64		41
R4	19.03	0.17	0.59		0.76	(0.21)	(1.24)	(1.45)	18.34	4.73		8,720	1.22		1.22	(18)	0.96		41
R5	19.19	0.22	0.59		0.81	(0.27)	(1.24)	(1.51)	18.49	5.04		2,025	0.92		0.92	(18)	1.27		41
Y	19.24	0.26	0.58		0.84	(0.29)	(1.24)	(1.53)	18.55	5.14		845	0.81		0.81	(18)	1.46		41

The Hartford Small Cap Growth Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$51.35	$(0.19)	$17.73		$17.54	$—	$(4.32)	$(4.32)	$64.57	35.09	%(4)	$260,026	1.19	%(5)	1.19	%(5)	(0.62	)%(5)	25%
C	34.22	(0.27)	11.65		11.38	—	(4.32)	(4.32)	41.28	34.61	(4)	13,169	1.92	(5)	1.92	(5)	(1.35	)(5)	25
I	54.23	(0.09)	18.76		18.67	—	(4.32)	(4.32)	68.58	35.32	(4)	119,008	0.83	(5)	0.83	(5)	(0.27	)(5)	25
R3	50.47	(0.27)	17.42		17.15	—	(4.32)	(4.32)	63.30	34.91	(4)	10,490	1.46	(5)	1.46	(5)	(0.89	)(5)	25
R4	53.64	(0.19)	18.53		18.34	—	(4.32)	(4.32)	67.66	35.08	(4)	25,451	1.18	(5)	1.18	(5)	(0.59	)(5)	25
R5	57.10	(0.10)	19.77		19.67	—	(4.32)	(4.32)	72.45	35.29	(4)	93,969	0.85	(5)	0.85	(5)	(0.29	)(5)	25
R6	58.07	(0.07)	20.13		20.06	—	(4.32)	(4.32)	73.81	35.38	(4)	96,701	0.76	(5)	0.76	(5)	(0.19	)(5)	25
Y	58.07	(0.08)	20.12		20.04	—	(4.32)	(4.32)	73.79	35.34	(4)	296,435	0.86	(5)	0.81	(5)	(0.24	)(5)	25
F	54.48	(0.05)	18.84		18.79	—	(4.32)	(4.32)	68.95	35.38	(4)	24,567	0.76	(5)	0.76	(5)	(0.16	)(5)	25

The accompanying notes are an integral part of these financial statements.

76

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Small Cap Growth Fund – (continued)

For the Year Ended October 31, 2020
A	$45.71	$(0.28)	$6.67	$6.39	$—	$(0.75)	$(0.75)	$51.35	14.06%	$198,430	1.26%	1.25%	(0.60)%	58%
C	30.90	(0.39)	4.46	4.07	—	(0.75)	(0.75)	34.22	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58

For the Year Ended October 31, 2019
A	$55.20	$(0.21)	$2.62	$2.41	$—	$(11.90)	$(11.90)	$45.71	8.99%	$195,314	1.24%	1.24%	(0.46)%	48%
C	41.81	(0.34)	1.33	0.99	—	(11.90)	(11.90)	30.90	8.27	15,722	1.89	1.89	(1.11)	48
I	57.17	(0.02)	2.80	2.78	—	(11.90)	(11.90)	48.05	9.41	191,482	0.83	0.83	(0.05)	48
R3	54.70	(0.31)	2.56	2.25	—	(11.90)	(11.90)	45.05	8.72	10,036	1.47	1.47	(0.69)	48
R4	56.99	(0.18)	2.78	2.60	—	(11.90)	(11.90)	47.69	9.05	42,296	1.17	1.17	(0.39)	48
R5	59.48	(0.03)	3.02	2.99	—	(11.90)	(11.90)	50.57	9.40	82,624	0.85	0.85	(0.07)	48
R6	60.16	0.00	(12)	3.10	3.10	—	(11.90)	(11.90)	51.36	9.49	66,260	0.76	0.76	0.01	48
Y	60.20	(0.01)	3.10	3.09	—	(11.90)	(11.90)	51.39	9.44	365,867	0.82	0.80	(0.01)	48
F	57.30	0.01	2.82	2.83	—	(11.90)	(11.90)	48.23	9.49	46,533	0.76	0.76	0.02	48

For the Year Ended October 31, 2018
A	$57.24	$(0.33)	$1.03	$0.70	$—	$(2.74)	$(2.74)	$55.20	1.20%	$203,297	1.21%	1.20%	(0.56)%	66%
C	44.29	(0.55)	0.81	0.26	—	(2.74)	(2.74)	41.81	0.53	23,212	1.88	1.88	(1.22)	66
I	58.97	(0.10)	1.04	0.94	—	(2.74)	(2.74)	57.17	1.59	243,340	0.82	0.82	(0.16)	66
R3	56.89	(0.48)	1.03	0.55	—	(2.74)	(2.74)	54.70	0.94	13,210	1.47	1.47	(0.82)	66
R4	58.98	(0.31)	1.06	0.75	—	(2.74)	(2.74)	56.99	1.26	69,097	1.15	1.15	(0.50)	66
R5	61.26	(0.12)	1.08	0.96	—	(2.74)	(2.74)	59.48	1.56	94,887	0.85	0.85	(0.20)	66
R6	61.87	(0.09)	1.12	1.03	—	(2.74)	(2.74)	60.16	1.66	44,278	0.75	0.75	(0.14)	66
Y	61.93	(0.09)	1.10	1.01	—	(2.74)	(2.74)	60.20	1.63	358,049	0.79	0.79	(0.14)	66
F	59.06	(0.06)	1.04	0.98	—	(2.74)	(2.74)	57.30	1.66	47,999	0.75	0.75	(0.10)	66

For the Year Ended October 31, 2017
A	$44.55	$(0.25)	$13.25	$13.00	$—	$(0.31)	$(0.31)	$57.24	29.28%	$215,743	1.17%	1.16%	(0.48)%	56%
C	34.78	(0.48)	10.30	9.82	—	(0.31)	(0.31)	44.29	28.36	36,531	1.89	1.88	(1.19)	56
I	45.79	(0.18)	13.67	13.49	—	(0.31)	(0.31)	58.97	29.56	429,401	1.03	0.95	(0.33)	56
R3	44.42	(0.41)	13.19	12.78	—	(0.31)	(0.31)	56.89	28.87	14,427	1.48	1.48	(0.79)	56
R4	45.90	(0.26)	13.65	13.39	—	(0.31)	(0.31)	58.98	29.27	76,315	1.16	1.16	(0.48)	56
R5	47.52	(0.10)	14.15	14.05	—	(0.31)	(0.31)	61.26	29.67	118,794	0.86	0.86	(0.17)	56
R6	47.94	(0.06)	14.30	14.24	—	(0.31)	(0.31)	61.87	29.80	10,596	0.76	0.76	(0.11)	56
Y	48.00	(0.05)	14.29	14.24	—	(0.31)	(0.31)	61.93	29.76	370,006	0.78	0.78	(0.09)	56
F(7)	52.62	(0.09)	6.53	6.44	—	—	—	59.06	12.24	(4)	47,409	0.75	(5)	0.75	(5)	(0.24	)(5)	56

For the Year Ended October 31, 2016
A	$48.56	$(0.19)	$0.11	(17)	$(0.08)	$—	$(3.93)	$(3.93)	$44.55	0.02%	$197,738	1.25%	1.25%	(0.44)%	45%
B	39.35	(0.43)	0.05	(17)	(0.38)	—	(3.93)	(3.93)	35.04	(0.84)	606	2.35	2.09	(1.23)	45
C	39.03	(0.39)	0.07	(17)	(0.32)	—	(3.93)	(3.93)	34.78	(0.65)	37,807	1.94	1.94	(1.13)	45
I	49.68	(0.07)	0.11	(17)	0.04	—	(3.93)	(3.93)	45.79	0.28	137,606	0.99	0.99	(0.16)	45
R3	48.54	(0.30)	0.11	(17)	(0.19)	—	(3.93)	(3.93)	44.42	(0.24)	12,708	1.51	1.51	(0.70)	45
R4	49.87	(0.18)	0.14	(17)	(0.04)	—	(3.93)	(3.93)	45.90	0.09	66,273	1.19	1.19	(0.39)	45
R5	51.35	(0.04)	0.14	(17)	0.10	—	(3.93)	(3.93)	47.52	0.40	102,166	0.89	0.89	(0.09)	45
R6	51.73	(0.04)	0.18	(17)	0.14	—	(3.93)	(3.93)	47.94	0.46	4,072	0.79	0.79	(0.09)	45
Y	51.78	0.01	0.14	(17)	0.15	—	(3.93)	(3.93)	48.00	0.50	290,401	0.79	0.79	0.01	45

The accompanying notes are an integral part of these financial statements.

77

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

Hartford Small Cap Value Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$8.29	$0.03	$5.41	$5.44	$(0.09)	$—	$(0.09)	$13.64	66.02	%(4)	$58,480	1.32	%(5)	1.28	%(5)	0.58	%(5)	43%
C	7.12	(0.01)	4.66	4.65	(0.01)	—	(0.01)	11.76	65.43	(4)	2,873	2.08	(5)	2.03	(5)	(0.15	)(5)	43
I	8.31	0.05	5.42	5.47	(0.12)	—	(0.12)	13.66	66.37	(4)	14,504	0.93	(5)	0.91	(5)	0.76	(5)	43
R3	8.62	0.03	5.62	5.65	(0.07)	—	(0.07)	14.20	65.84	(4)	785	1.54	(5)	1.33	(5)	0.56	(5)	43
R4	8.76	0.04	5.71	5.75	(0.10)	—	(0.10)	14.41	66.06	(4)	52	1.25	(5)	1.19	(5)	0.68	(5)	43
R5	8.74	0.06	5.69	5.75	(0.13)	—	(0.13)	14.36	66.35	(4)	18	0.96	(5)	0.90	(5)	0.92	(5)	43
R6	8.74	0.07	5.70	5.77	(0.15)	—	(0.15)	14.36	66.51	(4)	309	0.87	(5)	0.80	(5)	1.10	(5)	43
Y	8.73	0.05	5.69	5.74	(0.14)	—	(0.14)	14.33	66.27	(4)	1,390	0.92	(5)	0.85	(5)	0.87	(5)	43
F	8.31	0.06	5.42	5.48	(0.15)	—	(0.15)	13.64	66.46	(4)	61,859	0.86	(5)	0.80	(5)	1.07	(5)	43

For the Year Ended October 31, 2020
A	$10.35	$0.09	$(1.49)	$(1.40)	$(0.08)	$(0.58)	$(0.66)	$8.29	(14.57)%	$32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	0.00	(12)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62

For the Year Ended October 31, 2019
A	$13.65	$0.10	$(0.04)	$0.06	$(0.03)	$(3.33)	$(3.36)	$10.35	3.46%	$47,037	1.37%	1.27%	0.98%	140%
C	12.35	0.02	(0.08)	(0.06)	—	(3.33)	(3.33)	8.96	2.60	3,719	2.14	2.04	0.26	140
I	13.68	0.14	(0.05)	0.09	(0.07)	(3.33)	(3.40)	10.37	3.77	4,354	1.00	0.90	1.34	140
R3	14.02	0.09	(0.03)	0.06	(0.02)	(3.33)	(3.35)	10.73	3.31	609	1.62	1.42	0.82	140
R4	14.16	0.11	(0.03)	0.08	(0.02)	(3.33)	(3.35)	10.89	3.52	69	1.31	1.20	1.01	140
R5	14.16	0.16	(0.05)	0.11	(0.07)	(3.33)	(3.40)	10.87	3.82	11	1.01	0.90	1.44	140
R6	14.15	0.15	(0.02)	0.13	(0.08)	(3.33)	(3.41)	10.87	3.99	103	0.89	0.80	1.39	140
Y	14.15	0.16	(0.04)	0.12	(0.08)	(3.33)	(3.41)	10.86	3.94	572	0.97	0.85	1.43	140
F	13.68	0.15	(0.04)	0.11	(0.08)	(3.33)	(3.41)	10.38	3.99	48,425	0.89	0.80	1.43	140

For the Year Ended October 31, 2018
A	$14.13	$0.04	$0.10	$0.14	$(0.02)	$(0.60)	$(0.62)	$13.65	1.00%	$52,406	1.35%	1.29%	0.28%	68%
C	12.91	(0.06)	0.10	0.04	—	(0.60)	(0.60)	12.35	0.27	6,444	2.13	2.04	(0.44)	68
I	14.15	0.09	0.10	0.19	(0.06)	(0.60)	(0.66)	13.68	1.33	3,756	1.02	0.95	0.62	68
R3	14.50	0.03	0.09	0.12	—	(0.60)	(0.60)	14.02	0.82	529	1.62	1.43	0.18	68
R4	14.61	0.06	0.10	0.16	(0.01)	(0.60)	(0.61)	14.16	1.07	48	1.32	1.20	0.41	68
R5	14.63	0.10	0.10	0.20	(0.07)	(0.60)	(0.67)	14.16	1.39	36	1.02	0.90	0.71	68
R6(16)	13.99	0.05	0.11	0.16	—	—	—	14.15	1.14	(4)	10	0.91	(5)	0.84	(5)	0.47	(5)	68
Y	14.66	0.11	0.10	0.21	(0.12)	(0.60)	(0.72)	14.15	1.42	646	0.96	0.85	0.74	68
F	14.16	0.11	0.09	0.20	(0.08)	(0.60)	(0.68)	13.68	1.42	38,087	0.90	0.84	0.80	68

For the Year Ended October 31, 2017
A	$11.56	$0.04	$2.63	$2.67	$(0.10)	$—	$(0.10)	$14.13	23.19%	$53,057	1.28%	1.27%	0.32%	83%
C	10.58	(0.05)	2.40	2.35	(0.02)	—	(0.02)	12.91	22.24	11,081	2.03	2.01	(0.41)	83
I	11.58	0.08	2.63	2.71	(0.14)	—	(0.14)	14.15	23.53	3,225	1.01	1.00	0.60	83
R3	11.87	0.01	2.69	2.70	(0.07)	—	(0.07)	14.50	22.79	723	1.63	1.50	0.09	83
R4	11.94	0.05	2.70	2.75	(0.08)	—	(0.08)	14.61	23.11	113	1.36	1.20	0.36	83
R5	11.96	0.10	2.71	2.81	(0.14)	—	(0.14)	14.63	23.63	44	1.01	0.90	0.74	83
Y	12.00	0.11	2.71	2.82	(0.16)	—	(0.16)	14.66	23.58	1,242	0.86	0.85	0.78	83
F(7)	13.22	0.05	0.89	0.94	—	—	—	14.16	7.11	(4)	86,675	0.88	(5)	0.85	(5)	0.52	(5)	83

The accompanying notes are an integral part of these financial statements.

78

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Cap Value Fund – (continued)

For the Year Ended October 31, 2016
A	$12.35	$0.10	$(0.15	)(17)	$(0.05)	$(0.02)	$(0.72)	$(0.74)	$11.56	(0.22)%		$46,270	1.35%		1.31	%(19)	0.85%		94%
B	11.58	0.01	(0.14	)(17)	(0.13)	—	(0.72)	(0.72)	10.73	(0.93)		798	2.25		2.06	(19)	0.10		94
C	11.43	0.01	(0.14	)(17)	(0.13)	—	(0.72)	(0.72)	10.58	(0.94)		10,410	2.08		2.06	(19)	0.11		94
I	12.38	0.13	(0.15	)(17)	(0.02)	(0.06)	(0.72)	(0.78)	11.58	0.05		2,582	1.01		1.00	(19)	1.17		94
R3	12.67	0.08	(0.16	)(17)	(0.08)	—	(0.72)	(0.72)	11.87	(0.43)		734	1.61		1.51	(19)	0.65		94
R4	12.72	0.11	(0.15	)(17)	(0.04)	(0.02)	(0.72)	(0.74)	11.94	(0.09)		267	1.30		1.21	(19)	0.96		94
R5	12.78	0.13	(0.14	)(17)	(0.01)	(0.09)	(0.72)	(0.81)	11.96	0.16		44	1.00		0.91	(19)	1.08		94
Y	12.77	0.16	(0.15	)(17)	0.01	(0.06)	(0.72)	(0.78)	12.00	0.31		110,028	0.88		0.86	(19)	1.36		94

The Hartford Small Company Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$25.50	$(0.15)	$8.15		$8.00	$—	$(2.78)	$(2.78)	$30.72	32.57	%(4)	$517,190	1.22	%(5)	1.21	%(5)	(1.00	)%(5)	70%
C	15.97	(0.16)	4.98		4.82	—	(2.78)	(2.78)	18.01	32.03	(4)	10,280	2.06	(5)	2.06	(5)	(1.84	)(5)	70
I	27.31	(0.12)	8.77		8.65	—	(2.78)	(2.78)	33.18	32.81	(4)	57,939	0.93	(5)	0.93	(5)	(0.75	)(5)	70
R3	28.02	(0.22)	8.99		8.77	—	(2.78)	(2.78)	34.01	32.37	(4)	18,154	1.54	(5)	1.54	(5)	(1.32	)(5)	70
R4	30.22	(0.18)	9.72		9.54	—	(2.78)	(2.78)	36.98	32.57	(4)	15,964	1.26	(5)	1.26	(5)	(1.02	)(5)	70
R5	32.33	(0.14)	10.44		10.30	—	(2.78)	(2.78)	39.85	32.81	(4)	6,581	0.94	(5)	0.94	(5)	(0.75	)(5)	70
R6	33.12	(0.14)	10.71		10.57	—	(2.78)	(2.78)	40.91	32.85	(4)	4,549	0.85	(5)	0.85	(5)	(0.72	)(5)	70
Y	33.07	(0.14)	10.69		10.55	—	(2.78)	(2.78)	40.84	32.84	(4)	49,125	0.90	(5)	0.90	(5)	(0.72	)(5)	70
F	27.49	(0.10)	8.82		8.72	—	(2.78)	(2.78)	33.43	32.85	(4)	305,534	0.85	(5)	0.85	(5)	(0.62	)(5)	70

For the Year Ended October 31, 2020
A	$20.35	$(0.14)	$6.57		$6.43	$—	$(1.28)	$(1.28)	$25.50	33.21%		$389,496	1.32%		1.31%		(0.66)%		104%
C	13.30	(0.20)	4.15		3.95	—	(1.28)	(1.28)	15.97	32.08		9,058	2.14		2.14		(1.50)		104
I	21.65	(0.08)	7.02		6.94	—	(1.28)	(1.28)	27.31	33.59		35,806	1.00		1.00		(0.35)		104
R3	22.29	(0.21)	7.22		7.01	—	(1.28)	(1.28)	28.02	32.91		14,013	1.61		1.55		(0.90)		104
R4	23.88	(0.15)	7.77		7.62	—	(1.28)	(1.28)	30.22	33.29		13,363	1.30		1.25		(0.60)		104
R5	25.40	(0.08)	8.29		8.21	—	(1.28)	(1.28)	32.33	33.64		3,936	1.01		0.95		(0.30)		104
R6	25.97	(0.13)	8.56		8.43	—	(1.28)	(1.28)	33.12	33.75		1,530	0.90		0.90		(0.42)		104
Y	25.95	(0.08)	8.48		8.40	—	(1.28)	(1.28)	33.07	33.65		19,956	0.96		0.95		(0.29)		104
F	21.76	(0.06)	7.07		7.01	—	(1.28)	(1.28)	27.49	33.75		243,057	0.90		0.90		(0.24)		104

For the Year Ended October 31, 2019
A	$22.20	$(0.13)	$2.28		$2.15	$—	$(4.00)	$(4.00)	$20.35	14.08%		$311,742	1.33%		1.32%		(0.66)%		91%
C	16.11	(0.19)	1.38		1.19	—	(4.00)	(4.00)	13.30	13.24		9,929	2.14		2.13		(1.46)		91
I	23.28	(0.08)	2.45		2.37	—	(4.00)	(4.00)	21.65	14.48		26,939	1.04		1.03		(0.37)		91
R3	23.95	(0.19)	2.53		2.34	—	(4.00)	(4.00)	22.29	13.84		14,142	1.62		1.55		(0.89)		91
R4	25.28	(0.14)	2.74		2.60	—	(4.00)	(4.00)	23.88	14.20		14,261	1.32		1.25		(0.59)		91
R5	26.53	(0.07)	2.94		2.87	—	(4.00)	(4.00)	25.40	14.56		3,239	1.02		0.95		(0.29)		91
R6	27.02	(0.06)	3.01		2.95	—	(4.00)	(4.00)	25.97	14.60		206	0.90		0.90		(0.23)		91
Y	27.01	(0.06)	3.00		2.94	—	(4.00)	(4.00)	25.95	14.56		32,472	0.94		0.93		(0.26)		91
F	23.35	(0.05)	2.46		2.41	—	(4.00)	(4.00)	21.76	14.63		193,242	0.90		0.90		(0.23)		91

For the Year Ended October 31, 2018
A	$20.34	$(0.20)	$2.06		$1.86	$—	$—	$—	$22.20	9.20%		$283,912	1.34%		1.33%		(0.87)%		104%
C	14.87	(0.27)	1.51		1.24	—	—	—	16.11	8.34		11,729	2.12		2.10		(1.64)		104
I	21.27	(0.14)	2.15		2.01	—	—	—	23.28	9.45		28,540	1.07		1.05		(0.60)		104
R3	21.98	(0.27)	2.24		1.97	—	—	—	23.95	8.92		16,386	1.63		1.55		(1.09)		104
R4	23.14	(0.20)	2.34		2.14	—	—	—	25.28	9.25		15,295	1.32		1.25		(0.79)		104
R5	24.21	(0.14)	2.46		2.32	—	—	—	26.53	9.58		2,678	1.03		0.95		(0.51)		104
R6	24.64	(0.12)	2.50		2.38	—	—	—	27.02	9.66		144	0.91		0.90		(0.42)		104
Y	24.64	(0.12)	2.49		2.37	—	—	—	27.01	9.66		35,351	0.92		0.90		(0.44)		104
F	21.30	(0.11)	2.16		2.05	—	—	—	23.35	9.63		115,365	0.91		0.90		(0.45)		104

The accompanying notes are an integral part of these financial statements.

79

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Small Company Fund – (continued)

For the Year Ended October 31, 2017
A	$15.74	$(0.12)	$4.72	$4.60	$—	$—	$—	$20.34	29.16%	$252,187	1.39%	1.37%		(0.64)%		109%
C	11.60	(0.19)	3.46	3.27	—	—	—	14.87	28.19	26,529	2.12	2.10		(1.40)		109
I	16.43	(0.10)	4.94	4.84	—	—	—	21.27	29.40	28,052	1.49	1.15		(0.51)		109
R3	17.05	(0.17)	5.10	4.93	—	—	—	21.98	28.91	23,932	1.63	1.55		(0.84)		109
R4	17.89	(0.11)	5.36	5.25	—	—	—	23.14	29.29	23,080	1.32	1.25		(0.53)		109
R5	18.67	(0.04)	5.58	5.54	—	—	—	24.21	29.67	3,263	1.06	0.95		(0.20)		109
R6	18.99	(0.09)	5.74	5.65	—	—	—	24.64	29.75	78	1.07	0.90		(0.38)		109
Y	18.99	(0.02)	5.67	5.65	—	—	—	24.64	29.70	33,040	0.94	0.90		(0.08)		109
F(7)	18.76	(0.05)	2.59	2.54	—	—	—	21.30	13.49 (4)	81,831	0.92 (5)	0.90	(5)	(0.38	)(5)	109

For the Year Ended October 31, 2016
A	$19.36	$(0.14)	$(0.90)	$(1.04)	$—	$(2.58)	$(2.58)	$15.74	(5.73)%	$262,618	1.45%	1.43	%(20)	(0.87)%		81%
B	15.08	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.62	(6.40)	862	2.46	2.17	(20)	(1.59)		81
C	15.06	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.60	(6.41)	25,586	2.14	2.14	(20)	(1.58)		81
I	20.04	(0.10)	(0.93)	(1.03)	—	(2.58)	(2.58)	16.43	(5.45)	41,881	1.24	1.18	(20)	(0.61)		81
R3	20.77	(0.18)	(0.96)	(1.14)	—	(2.58)	(2.58)	17.05	(5.83)	29,662	1.62	1.58	(20)	(1.02)		81
R4	21.61	(0.13)	(1.01)	(1.14)	—	(2.58)	(2.58)	17.89	(5.58)	27,834	1.31	1.28	(20)	(0.71)		81
R5	22.37	(0.07)	(1.05)	(1.12)	—	(2.58)	(2.58)	18.67	(5.27)	5,283	1.00	0.97	(20)	(0.37)		81
R6	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)	9	0.90	0.90	(20)	(0.34)		81
Y	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)	98,620	0.90	0.90	(20)	(0.33)		81

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Includes interest expense representing less than 0.005%.
(7)	Commenced operations on February 28, 2017.
(8)

Excluding the expenses not subject to cap, the ratios would have been 1.09%, 1.98%, 1.81%, 0.79%, 1.40%, 1.10%, 0.80%, 0.70% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(9)

Excluding the expenses not subject to cap, the ratios would have been 0.79%, 1.54%, 1.54%, 0.54%, 1.09%, 0.79%, 0.49%, 0.42% and 0.42% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(10)

Excluding the expenses not subject to cap, the ratios would have been 1.02%, 1.95%, 1.76%, 0.82%, 1.35%, 1.05%, 0.75%, 0.65% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(11)

Excluding the expenses not subject to cap, the ratios would have been 1.12%, 2.04%, 1.87%, 0.91%, 1.45%, 1.15%, 0.85%, 0.75% and 0.76% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(12)	Amount is less than $0.01 per share.
(13)	Commenced operations on February 28, 2019.
(14)	Amount is less than 0.01%.
(15)

Excluding the expenses not subject to cap, the ratios would have been 1.28%, 2.10%, 2.00%, 1.04%, 1.54%, 1.23%, 0.93% and 0.83% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(16)	Commenced operations on February 28, 2018.
(17)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(18)

Excluding the expenses not subject to cap, the ratios would have been 1.23%, 2.09%, 1.95%, 0.90%, 1.52%, 1.20%, 0.90% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(19)

Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 0.99%, 1.50%, 1.20%, 0.90% and 0.85% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(20)

Excluding the expenses not subject to cap, the ratios would have been 1.40%, 2.15%, 2.11%, 1.15%, 1.55%, 1.25%, 0.95%, 0.88% and 0.88% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

80

Hartford Domestic Equity Funds

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2021. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Capital Appreciation Fund (the “Capital Appreciation Fund”)

Hartford Core Equity Fund (the “Core Equity Fund”)

The Hartford Dividend and Growth Fund (the “Dividend and Growth Fund”)

The Hartford Equity Income Fund (the “Equity Income Fund”)

The Hartford Healthcare Fund (the “Healthcare Fund”)

The Hartford MidCap Fund (the “MidCap Fund”)

The Hartford MidCap Value Fund (the “MidCap Value Fund”)

Hartford Small Cap Value Fund (the “Small Cap Value Fund”)

The Hartford Small Company Fund (the “Small Company Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Growth Opportunities Fund (the “Growth Opportunities Fund”)

Hartford Quality Value Fund (the “Quality Value Fund”)

The Hartford Small Cap Growth Fund (the “Small Cap Growth Fund”)

The assets of each Fund are separate and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. Core Equity Fund has registered for sale Class T shares. As of April 30, 2021, Class T shares have not commenced operations. Each Fund, except the MidCap Value Fund, has registered for sale Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV for each class of shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

81

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures established by the Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

82

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.

Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

83

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing .

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company’s Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund’s Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2021.

c)

Special Purpose Acquisition Companies – A Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale. A Fund may enter into a contingent commitment with a SPAC to purchase shares of private investments in public equity investments (“PIPE”) if and when the SPAC completes its merger or acquisition; however if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The Growth Opportunities Fund and the Small Company Fund each had contingent commitments outstanding of approximately $97,281,965 and $21,160,200 respectively, to purchase PIPE shares as of April 30, 2021.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect

84

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2021, each of Capital Appreciation Fund and Core Equity Fund had used futures contracts.

b)	Additional Derivative Instrument Information:

Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,469,584	$—	$—	$1,469,584

Total	$—	$—	$—	$1,469,584	$—	$—	$1,469,584

(1)

Amount represents the cumulative unrealized appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$20,266,367	$—	$—	$20,266,367

Total	$—	$—	$—	$20,266,367	$—	$—	$20,266,367

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$3,575,980	$—	$—	$3,575,980

Total	$—	$—	$—	$3,575,980	$—	$—	$3,575,980

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	518

Core Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$25,079	$—	$—	$25,079

Total	$—	$—	$—	$25,079	$—	$—	$25,079

(1)

Amount represents the cumulative unrealized appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

85

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Core Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$25,403,411	$—	$—	$25,403,411

Total	$—	$—	$—	$25,403,411	$—	$—	$25,403,411

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$2,060,056	$—	$—	$2,060,056

Total	$—	$—	$—	$2,060,056	$—	$—	$2,060,056

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	409

c)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2021:

Capital Appreciation Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,469,584	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,469,584	—

Derivatives not subject to a MNA	(1,469,584)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Core Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$25,079	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	25,079	—

Derivatives not subject to a MNA	(25,079)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived

86

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2021. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2021 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Capital Appreciation Fund	$5,682,063,506	$2,096,985,622	$(63,255,069)	$2,033,730,553
Core Equity Fund	7,560,436,980	4,063,704,836	(28,617,224)	4,035,087,612
Dividend and Growth Fund	7,884,462,541	4,787,313,278	(24,556,580)	4,762,756,698
Equity Income Fund	3,180,019,690	1,473,407,561	(6,885,016)	1,466,522,545
Growth Opportunities Fund	5,868,840,135	2,053,771,247	(120,290,120)	1,933,481,127
Healthcare Fund	1,247,392,088	546,834,558	(46,233,954)	500,600,604
MidCap Fund	10,770,756,366	5,387,475,021	(245,024,580)	5,142,450,441
MidCap Value Fund	607,365,986	236,126,387	(225,553)	235,900,834
Quality Value Fund	163,117,061	56,505,465	(842,708)	55,662,757
Small Cap Growth Fund	602,068,919	368,188,865	(24,355,661)	343,833,204
Small Cap Value Fund	102,792,476	39,448,108	(1,127,724)	38,320,384
Small Company Fund	771,290,080	253,793,908	(31,940,942)	221,852,966

87

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

c)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At October 31, 2020 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Core Equity Fund	$47,413,004	$—
MidCap Value Fund	17,728,662	15,069,753
Quality Value Fund	2,509,529	—
Small Cap Value Fund	1,618,830	3,882,399

The Capital Appreciation Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, Small Cap Growth Fund and Small Company Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2020.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2021; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion

Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion

Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

88

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Fund	Management Fee Rates
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Quality Value Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion

Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. As of April 30, 2021, HFMC received the following fee with respect to each Fund: any sub-accounting fee payable by HFMC plus the amount of expenses that HFMC allocates for providing the fund accounting services.

c)

Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2021, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), through February 28, 2022 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%

From November 1, 2020 through February 28, 2021, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as follows for the following Fund:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Company Fund	1.40%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%	0.95%	0.90%

89

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended April 30, 2021, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.04%	1.83%	0.77%	1.40%	1.10%	0.80%	0.69%	0.77%	0.69%
Core Equity Fund	0.69%	1.44%	0.44%	1.05%	0.70%	0.46%	0.36%	0.44%	0.36%
Dividend and Growth Fund	0.97%	1.76%	0.71%	1.33%	1.04%	0.72%	0.63%	0.67%	0.63%
Equity Income Fund	0.98%	1.75%	0.73%	1.35%	1.05%	0.74%	0.65%	0.72%	0.65%
Growth Opportunities Fund	1.06%	1.83%	0.81%	1.43%	1.14%	0.84%	0.73%	0.79%	0.73%
Healthcare Fund	1.25%	2.02%	0.98%	1.60%	1.29%	0.99%	0.89%	0.96%	0.89%
MidCap Fund	1.08%	1.84%	0.84%	1.44%	1.12%	0.83%	0.74%	0.77%	0.74%
MidCap Value Fund	1.19%	1.97%	0.86%	1.48%	1.19%	0.88%	N/A	0.86%	0.78%
Quality Value Fund	0.93%	1.70%	0.60%	1.16%	0.87%	0.60%	0.46%	0.57%	0.46%
Small Cap Growth Fund	1.18%	1.92%	0.83%	1.45%	1.18%	0.85%	0.76%	0.81%	0.76%
Small Cap Value Fund	1.28%	2.03%	0.90%	1.32%	1.19%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.21%	2.06%	0.93%	1.54%	1.26%	0.94%	0.85%	0.90%	0.84%

e)

Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2021, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$909,464	$7,480
Core Equity Fund	1,566,438	27,643
Dividend and Growth Fund	1,586,140	16,432
Equity Income Fund	540,417	6,524
Growth Opportunities Fund	1,756,316	11,799
Healthcare Fund	594,857	3,562
MidCap Fund	1,203,411	12,453
MidCap Value Fund	218,857	76
Quality Value Fund	40,453	—
Small Cap Growth Fund	47,814	307
Small Cap Value Fund	44,708	104
Small Company Fund	339,951	1,776

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2021, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.

f)

Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2021, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation

90

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$3,490
Core Equity Fund	5,126
Dividend and Growth Fund	5,584
Equity Income Fund	2,084
Growth Opportunities Fund	3,543
Healthcare Fund	775
MidCap Fund	7,182
MidCap Value Fund	374
Quality Value Fund	99
Small Cap Growth Fund	430
Small Cap Value Fund	58
Small Company Fund	447

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

Effective March 1, 2021, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2022, unless the Board of Directors approves its earlier termination:

Fund	Class I	Class Y
Core Equity Fund	N/A	0.08%
Dividend and Growth Fund	N/A	0.04%
MidCap Fund	0.12%	0.04%
Small Cap Growth Fund	N/A	0.06%

From November 1, 2020 through February 28, 2021, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:

Fund	Class I	Class Y
Capital Appreciation Fund	N/A	0.06%
Core Equity Fund	N/A	0.08%
Dividend and Growth Fund	N/A	0.04%
Equity Income Fund	N/A	0.06%
Growth Opportunities Fund	N/A	0.04%
Healthcare Fund	N/A	0.05%
MidCap Fund	0.12%	0.04%
MidCap Value Fund	N/A	0.07%
Small Cap Growth Fund	N/A	0.04%

91

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2021, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6		Class Y	Class F
Capital Appreciation Fund	0.10%	0.14%	0.08%	0.21%	0.16%	0.10%	0.00	%*	0.07%	0.00	%*
Core Equity Fund	0.09%	0.09%	0.08%	0.19%	0.14%	0.10%	0.00	%*	0.08%	0.00	%*
Dividend and Growth Fund	0.09%	0.13%	0.08%	0.20%	0.16%	0.09%	0.00	%*	0.04%	0.00	%*
Equity Income Fund	0.09%	0.10%	0.08%	0.20%	0.15%	0.09%	0.00	%*	0.07%	0.00	%*
Growth Opportunities Fund	0.09%	0.10%	0.08%	0.21%	0.16%	0.11%	0.00	%*	0.07%	0.00	%*
Healthcare Fund	0.11%	0.13%	0.09%	0.21%	0.16%	0.11%	0.00	%*	0.07%	0.00	%*
MidCap Fund	0.09%	0.11%	0.11%	0.21%	0.16%	0.10%	0.00	%*	0.04%	0.00	%*
MidCap Value Fund	0.16%	0.20%	0.08%	0.20%	0.16%	0.11%	N/A		0.09%	0.00	%*
Quality Value Fund	0.18%	0.25%	0.09%	0.21%	0.16%	0.11%	0.00	%*	0.11%	0.00	%*
Small Cap Growth Fund	0.18%	0.15%	0.07%	0.20%	0.17%	0.09%	0.00	%*	0.05%	0.00	%*
Small Cap Value Fund	0.21%	0.21%	0.07%	0.18%	0.14%	0.10%	0.00	%*	0.05%	0.00	%*
Small Company Fund	0.12%	0.22%	0.09%	0.20%	0.16%	0.10%	0.00	%*	0.05%	0.00	%*

*	Amount rounds to 0.00%

8.	Securities Lending:

Each Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2021.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Capital Appreciation Fund	$29,314,155	$(29,314,155)	$—
Core Equity Fund	32,836,316	(32,836,316)	—
Dividend and Growth Fund	128,813,149	(128,813,149)	—
Equity Income Fund	44,137,098	(44,137,098)	—
Growth Opportunities Fund	31,554,884	(31,554,884)	—
Healthcare Fund	59,222,156	(59,222,156)	—
MidCap Fund	181,467,213	(181,467,213)	—
MidCap Value Fund	—	—	—
Quality Value Fund	—	—	—
Small Cap Growth Fund	5,158,100	(5,158,100)	—

92

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Small Cap Value Fund	$1,801,074	$(1,801,074)	$—
Small Company Fund	10,489,682	(10,489,682)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Capital Appreciation Fund	$30,551,900	$—
Core Equity Fund	34,455,055	—
Dividend and Growth Fund	127,310,445	—
Equity Income Fund	43,656,808	—
Growth Opportunities Fund	33,465,462	—
Healthcare Fund	59,482,923	1
MidCap Fund	183,699,437	—
MidCap Value Fund	—	—
Quality Value Fund	—	—
Small Cap Growth Fund	5,365,348	—
Small Cap Value Fund	1,943,937	—
Small Company Fund	11,132,913	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Capital Appreciation Fund
Securities Lending Transactions(1)
Common Stocks	$30,551,900	$—	$—	$—	$30,551,900

Total Borrowings	$30,551,900	$—	$—	$—	$30,551,900

Gross amount of recognized liabilities for securities lending transactions					$30,551,900

Core Equity Fund
Securities Lending Transactions(1)
Common Stocks	$34,455,055	$—	$—	$—	$34,455,055

Total Borrowings	$34,455,055	$—	$—	$—	$34,455,055

Gross amount of recognized liabilities for securities lending transactions					$34,455,055

Dividend and Growth Fund
Securities Lending Transactions(1)
Common Stocks	$127,310,445	$—	$—	$—	$127,310,445

Total Borrowings	$127,310,445	$—	$—	$—	$127,310,445

Gross amount of recognized liabilities for securities lending transactions					$127,310,445

Equity Income Fund
Securities Lending Transactions(1)
Common Stocks	$43,656,808	$—	$—	$—	$43,656,808

Total Borrowings	$43,656,808	$—	$—	$—	$43,656,808

Gross amount of recognized liabilities for securities lending transactions					$43,656,808

Growth Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$33,465,462	$—	$—	$—	$33,465,462

Total Borrowings	$33,465,462	$—	$—	$—	$33,465,462

Gross amount of recognized liabilities for securities lending transactions					$33,465,462

93

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Healthcare Fund
Securities Lending Transactions(1)
Common Stocks	$59,482,923	$—	$—	$—	$59,482,923

Total Borrowings	$59,482,923	$—	$—	$—	$59,482,923

Gross amount of recognized liabilities for securities lending transactions					$59,482,923

MidCap Fund
Securities Lending Transactions(1)
Common Stocks	$183,699,437	$—	$—	$—	$183,699,437

Total Borrowings	$183,699,437	$—	$—	$—	$183,699,437

Gross amount of recognized liabilities for securities lending transactions					$183,699,437

Small Cap Growth Fund
Securities Lending Transactions(1)
Common Stocks	$5,365,348	$—	$—	$—	$5,365,348

Total Borrowings	$5,365,348	$—	$—	$—	$5,365,348

Gross amount of recognized liabilities for securities lending transactions					$5,365,348

Small Cap Value Fund
Securities Lending Transactions(1)
Common Stocks	$1,943,937	$—	$—	$—	$1,943,937

Total Borrowings	$1,943,937	$—	$—	$—	$1,943,937

Gross amount of recognized liabilities for securities lending transactions					$1,943,937

Small Company Fund
Securities Lending Transactions(1)
Common Stocks	$11,132,913	$—	$—	$—	$11,132,913

Total Borrowings	$11,132,913	$—	$—	$—	$11,132,913

Gross amount of recognized liabilities for securities lending transactions					$11,132,913

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Affiliate Holdings:

As of April 30, 2021, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Cap Value Fund	—	—	—	—	—	90%	—	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5		Class R6	Class Y	Class F
Small Cap Value Fund	—	—	—	—	—	0	%*	—	—	—

*	Percentage rounds to zero.

As of April 30, 2021, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Capital Appreciation Fund	7%
Core Equity Fund	3%
Dividend and Growth Fund	7%
Equity Income Fund	6%
Growth Opportunities Fund	2%

94

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Funds	Percentage of Fund*
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	2%
Small Cap Value Fund	36%
Small Company Fund	6%

*	As of April 30, 2021, affiliated funds of funds and the 529 plan invest in Class F shares.

11.	Affiliated Security Transactions:

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six-month period ended April 30, 2021, the MidCap Fund and Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below:

A summary of affiliate transactions for the MidCap Fund and Small Company Fund for the six-month period ended April 30, 2021 is as follows:

Affiliated Investments	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
MidCap Fund
Coherent, Inc.*	$187,569,718	$18,058,381	$221,253,938	$88,080,939	$117,152,487	$189,607,587	729,288	$—	$—
CommScope Holding Co., Inc.	137,679,930	33,541,928	46,443,175	(33,847,038)	159,321,514	250,253,159	15,212,958	—	—
II-VI, Inc.*	281,918,456	38,227,882	153,472,960	66,620,449	78,452,702	311,746,529	4,643,231	—	—
KAR Auction Services, Inc.	166,382,725	2,968,202	58,682,929	(25,092,862)	32,477,815	118,052,951	7,875,447	—	—
NuVasive, Inc.*	122,529,543	32,302,483	52,639,462	(10,134,128)	73,697,133	165,755,569	2,319,882	—	—
PTC Therapeutics, Inc.*	185,643,379	12,463,678	26,262,740	88,170	(35,104,325)	136,828,162	3,320,266	—	—
Teradata Corp.*	158,390,567	1,602,654	184,070,646	35,520,455	194,984,743	206,427,773	4,172,787	—	—

Total	$1,240,114,318	$139,165,208	$742,825,850	$121,235,985	$620,982,069	$1,378,671,730	38,273,859	$—	$—

*	Not an affiliate as of April 30, 2021.

Affiliated Investments	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Return of Capital	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Small Company Fund
Allstar Co.	$2,634,744	$—	$—	$(1,364,479)	$2,572,070	$3,842,335	3,136,600	$—	$729,066

Total	$2,634,744	$—	$—	$(1,364,479)	$2,572,070	$3,842,335	3,136,600	$—	$729,066

12.	Investment Transactions:

For the six-month period ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$2,671,532,812	$3,150,660,365	$—	$—	$2,671,532,812	$3,150,660,365
Core Equity Fund	1,733,440,563	913,322,017	—	—	1,733,440,563	913,322,017
Dividend and Growth Fund	1,567,843,983	1,447,923,547	—	—	1,567,843,983	1,447,923,547
Equity Income Fund	521,488,625	718,019,515	—	—	521,488,625	718,019,515
Growth Opportunities Fund	4,237,998,376	4,130,776,841	—	—	4,237,998,376	4,130,776,841
Healthcare Fund	327,637,975	367,900,559	—	—	327,637,975	367,900,559
MidCap Fund	2,258,918,530	4,000,163,967	—	—	2,258,918,530	4,000,163,967
MidCap Value Fund	226,052,015	255,451,389	—	—	226,052,015	255,451,389
Quality Value Fund	23,605,568	32,170,761	—	—	23,605,568	32,170,761
Small Cap Growth Fund	228,999,083	361,850,046	—	—	228,999,083	361,850,046
Small Cap Value Fund	53,482,347	45,431,878	—	—	53,482,347	45,431,878
Small Company Fund	644,307,334	612,931,450	—	—	644,307,334	612,931,450

95

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

13.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2021, and the year ended October 31, 2020:

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	2,362,107	$105,570,318	4,936,646	$174,349,729
Shares Issued for Reinvested Dividends	5,909,806	249,120,366	6,205,381	227,070,199
Shares Redeemed	(7,649,560)	(335,062,001)	(20,320,300)	(726,270,861)

Net Increase (Decrease)	622,353	19,628,683	(9,178,273)	(324,850,933)

Class C
Shares Sold	254,483	$7,811,075	646,385	$16,546,122
Shares Issued for Reinvested Dividends	423,352	12,493,106	576,523	15,076,069
Shares Redeemed	(2,247,678)	(71,238,569)	(5,045,288)	(130,502,671)

Net Increase (Decrease)	(1,569,843)	(50,934,388)	(3,822,380)	(98,880,480)

Class I
Shares Sold	1,132,504	$50,206,541	1,956,471	$70,731,684
Shares Issued for Reinvested Dividends	692,879	29,440,161	771,728	28,460,949
Shares Redeemed	(1,712,385)	(75,136,504)	(5,242,907)	(186,790,433)

Net Increase (Decrease)	112,998	4,510,198	(2,514,708)	(87,597,800)

Class R3
Shares Sold	57,303	$2,831,673	116,903	$4,540,361
Shares Issued for Reinvested Dividends	40,202	1,911,571	46,694	1,912,115
Shares Redeemed	(177,450)	(8,820,922)	(408,486)	(16,587,839)

Net Increase (Decrease)	(79,945)	(4,077,678)	(244,889)	(10,135,363)

Class R4
Shares Sold	51,055	$2,652,952	102,404	$4,357,340
Shares Issued for Reinvested Dividends	28,656	1,422,120	34,702	1,480,745
Shares Redeemed	(142,917)	(7,292,405)	(305,424)	(13,165,782)

Net Increase (Decrease)	(63,206)	(3,217,333)	(168,318)	(7,327,697)

Class R5
Shares Sold	24,693	$1,292,879	73,396	$3,082,937
Shares Issued for Reinvested Dividends	31,983	1,626,764	37,234	1,629,967
Shares Redeemed	(109,263)	(5,863,299)	(247,588)	(10,879,629)

Net Increase (Decrease)	(52,587)	(2,943,656)	(136,958)	(6,166,725)

Class R6
Shares Sold	36,665	$1,950,363	154,746	$6,189,604
Shares Issued for Reinvested Dividends	11,975	613,867	80,778	3,562,525
Shares Redeemed	(33,188)	(1,750,932)	(1,780,995)	(77,069,137)

Net Increase (Decrease)	15,452	813,298	(1,545,471)	(67,317,008)

Class Y
Shares Sold	202,239	$10,758,496	406,425	$17,905,774
Shares Issued for Reinvested Dividends	97,100	4,973,187	187,899	8,281,321
Shares Redeemed	(476,906)	(25,640,505)	(2,600,260)	(116,860,535)

Net Increase (Decrease)	(177,567)	(9,908,822)	(2,005,936)	(90,673,440)

Class F
Shares Sold	655,533	$28,817,625	2,953,391	$96,156,703
Shares Issued for Reinvested Dividends	996,586	42,357,183	1,088,641	40,167,416
Shares Redeemed	(1,847,747)	(81,647,309)	(6,078,654)	(219,729,113)

Net Increase (Decrease)	(195,628)	(10,472,501)	(2,036,622)	(83,404,994)

Total Net Increase (Decrease)	(1,387,973)	$(56,602,199)	(21,653,555)	$(776,354,440)

Core Equity Fund
Class A
Shares Sold	5,224,749	$217,688,361	12,000,329	$399,459,192
Shares Issued for Reinvested Dividends	170,767	6,957,062	652,243	22,377,578
Shares Redeemed	(3,200,634)	(132,319,078)	(7,386,228)	(240,896,634)

Net Increase (Decrease)	2,194,882	92,326,345	5,266,344	180,940,136

96

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Core Equity Fund – (continued)
Class C
Shares Sold	1,551,185	$58,309,473	4,551,296	$137,663,560
Shares Issued for Reinvested Dividends	—	—	247,606	7,653,796
Shares Redeemed	(1,814,211)	(68,899,166)	(3,263,520)	(99,295,785)

Net Increase (Decrease)	(263,026)	(10,589,693)	1,535,382	46,021,571

Class I
Shares Sold	25,949,155	$1,090,468,981	55,251,441	$1,824,328,535
Shares Issued for Reinvested Dividends	587,802	23,982,316	1,340,855	46,209,109
Shares Redeemed	(12,847,636)	(539,483,973)	(27,336,937)	(896,498,720)

Net Increase (Decrease)	13,689,321	574,967,324	29,255,359	974,038,924

Class R3
Shares Sold	173,578	$7,301,003	599,499	$20,904,257
Shares Issued for Reinvested Dividends	3,454	143,013	21,100	731,315
Shares Redeemed	(167,563)	(7,023,046)	(352,314)	(11,904,251)

Net Increase (Decrease)	9,469	420,970	268,285	9,731,321

Class R4
Shares Sold	861,339	$38,018,650	1,581,637	$56,055,128
Shares Issued for Reinvested Dividends	22,870	962,136	100,713	3,564,282
Shares Redeemed	(591,697)	(25,453,162)	(1,491,613)	(51,795,823)

Net Increase (Decrease)	292,512	13,527,624	190,737	7,823,587

Class R5
Shares Sold	382,196	$16,054,775	1,134,925	$38,804,050
Shares Issued for Reinvested Dividends	30,689	1,262,537	159,932	5,552,692
Shares Redeemed	(855,524)	(36,103,890)	(2,986,041)	(101,176,396)

Net Increase (Decrease)	(442,639)	(18,786,578)	(1,691,184)	(56,819,654)

Class R6
Shares Sold	3,416,170	$144,322,536	16,027,389	$553,894,759
Shares Issued for Reinvested Dividends	161,700	6,679,826	209,189	7,302,091
Shares Redeemed	(2,517,963)	(105,744,535)	(3,524,239)	(123,476,087)

Net Increase (Decrease)	1,059,907	45,257,827	12,712,339	437,720,763

Class Y
Shares Sold	2,809,964	$118,327,259	11,888,408	$397,928,760
Shares Issued for Reinvested Dividends	139,865	5,777,841	285,662	9,972,693
Shares Redeemed	(2,325,912)	(100,241,415)	(4,866,025)	(165,866,944)

Net Increase (Decrease)	623,917	23,863,685	7,308,045	242,034,509

Class F
Shares Sold	12,045,859	$503,573,923	29,798,828	$1,002,322,628
Shares Issued for Reinvested Dividends	532,223	21,725,333	1,403,840	48,429,362
Shares Redeemed	(10,950,419)	(463,449,971)	(18,375,875)	(609,580,679)

Net Increase (Decrease)	1,627,663	61,849,285	12,826,793	441,171,311

Total Net Increase (Decrease)	18,792,006	$782,836,789	67,672,100	$2,282,662,468

Dividend and Growth Fund
Class A
Shares Sold	5,826,693	$171,308,360	12,878,095	$307,347,699
Shares Issued for Reinvested Dividends	3,788,919	104,922,835	6,355,646	158,639,507
Shares Redeemed	(9,676,912)	(275,312,770)	(23,863,951)	(575,703,006)

Net Increase (Decrease)	(61,300)	918,425	(4,630,210)	(109,715,800)

Class C
Shares Sold	654,431	$18,170,504	1,341,581	$31,800,923
Shares Issued for Reinvested Dividends	144,680	3,820,201	277,274	6,745,974
Shares Redeemed	(1,698,422)	(48,587,828)	(3,403,410)	(78,986,558)

Net Increase (Decrease)	(899,311)	(26,597,123)	(1,784,555)	(40,439,661)

Class I
Shares Sold	17,386,038	$503,400,687	44,546,101	$1,034,422,781
Shares Issued for Reinvested Dividends	1,975,493	54,573,897	2,167,389	53,242,132
Shares Redeemed	(8,664,182)	(245,634,981)	(18,862,040)	(444,869,560)

Net Increase (Decrease)	10,697,349	312,339,603	27,851,450	642,795,353

97

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Dividend and Growth Fund – (continued)
Class R3
Shares Sold	157,259	$4,640,849	319,957	$7,867,244
Shares Issued for Reinvested Dividends	55,702	1,562,890	98,410	2,513,108
Shares Redeemed	(290,309)	(8,490,649)	(713,282)	(17,768,056)

Net Increase (Decrease)	(77,348)	(2,286,910)	(294,915)	(7,387,704)

Class R4
Shares Sold	228,790	$6,783,372	646,555	$15,896,512
Shares Issued for Reinvested Dividends	66,870	1,894,797	137,823	3,531,150
Shares Redeemed	(658,564)	(18,959,003)	(1,673,250)	(42,325,963)

Net Increase (Decrease)	(362,904)	(10,280,834)	(888,872)	(22,898,301)

Class R5
Shares Sold	1,379,093	$40,959,809	2,555,808	$63,782,124
Shares Issued for Reinvested Dividends	79,900	2,283,220	142,472	3,650,977
Shares Redeemed	(1,090,930)	(31,709,065)	(2,841,394)	(70,963,602)

Net Increase (Decrease)	368,063	11,533,964	(143,114)	(3,530,501)

Class R6
Shares Sold	4,881,442	$142,809,973	4,880,872	$113,525,683
Shares Issued for Reinvested Dividends	232,278	6,665,535	237,877	5,996,137
Shares Redeemed	(1,156,408)	(33,895,676)	(1,733,037)	(42,798,399)

Net Increase (Decrease)	3,957,312	115,579,832	3,385,712	76,723,421

Class Y
Shares Sold	9,583,023	$282,979,251	9,848,904	$247,712,473
Shares Issued for Reinvested Dividends	805,389	23,030,432	1,131,629	28,911,339
Shares Redeemed	(8,643,052)	(260,056,471)	(7,635,109)	(181,522,018)

Net Increase (Decrease)	1,745,360	45,953,212	3,345,424	95,101,794

Class F
Shares Sold	17,452,127	$501,929,765	27,526,744	$644,478,859
Shares Issued for Reinvested Dividends	3,371,391	93,017,510	5,376,050	132,513,123
Shares Redeemed	(14,914,161)	(431,402,325)	(29,713,611)	(707,975,552)

Net Increase (Decrease)	5,909,357	163,544,950	3,189,183	69,016,430

Total Net Increase (Decrease)	21,276,578	$610,705,119	30,030,103	$699,665,031

Equity Income Fund
Class A
Shares Sold	5,140,320	$108,091,101	7,828,556	$136,913,278
Shares Issued for Reinvested Dividends	1,514,565	30,595,265	6,504,295	121,363,438
Shares Redeemed	(5,647,088)	(115,153,780)	(14,827,638)	(260,683,783)

Net Increase (Decrease)	1,007,797	23,532,586	(494,787)	(2,407,067)

Class C
Shares Sold	336,246	$6,918,989	919,038	$16,271,303
Shares Issued for Reinvested Dividends	168,776	3,365,813	1,018,170	19,066,339
Shares Redeemed	(3,338,891)	(70,377,450)	(5,650,866)	(99,286,782)

Net Increase (Decrease)	(2,833,869)	(60,092,648)	(3,713,658)	(63,949,140)

Class I
Shares Sold	8,039,137	$163,764,774	24,304,724	$412,538,522
Shares Issued for Reinvested Dividends	1,139,977	22,914,659	3,968,707	73,365,491
Shares Redeemed	(8,250,339)	(168,490,718)	(20,447,146)	(354,091,319)

Net Increase (Decrease)	928,775	18,188,715	7,826,285	131,812,694

Class R3
Shares Sold	104,486	$2,187,083	271,229	$4,760,437
Shares Issued for Reinvested Dividends	32,024	645,810	167,445	3,145,148
Shares Redeemed	(266,800)	(5,512,266)	(802,663)	(14,461,635)

Net Increase (Decrease)	(130,290)	(2,679,373)	(363,989)	(6,556,050)

Class R4
Shares Sold	188,634	$3,819,860	608,869	$10,607,139
Shares Issued for Reinvested Dividends	32,939	666,170	165,375	3,099,772
Shares Redeemed	(480,325)	(9,662,891)	(1,115,129)	(20,177,582)

Net Increase (Decrease)	(258,752)	(5,176,861)	(340,885)	(6,470,671)

98

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Equity Income Fund – (continued)
Class R5
Shares Sold	1,338,172	$27,153,687	802,326	$14,635,220
Shares Issued for Reinvested Dividends	70,190	1,434,331	278,873	5,250,372
Shares Redeemed	(771,559)	(15,858,640)	(1,956,200)	(36,004,334)

Net Increase (Decrease)	636,803	12,729,378	(875,001)	(16,118,742)

Class R6
Shares Sold	633,421	$13,025,631	1,617,179	$29,511,931
Shares Issued for Reinvested Dividends	62,415	1,278,353	215,494	4,044,046
Shares Redeemed	(445,658)	(9,222,926)	(1,293,116)	(23,556,776)

Net Increase (Decrease)	250,178	5,081,058	539,557	9,999,201

Class Y
Shares Sold	770,546	$15,800,728	2,226,330	$40,140,301
Shares Issued for Reinvested Dividends	87,067	1,782,374	392,940	7,398,398
Shares Redeemed	(545,473)	(11,290,484)	(3,219,621)	(56,256,214)

Net Increase (Decrease)	312,140	6,292,618	(600,351)	(8,717,515)

Class F
Shares Sold	4,793,354	$97,591,865	11,762,717	$205,404,640
Shares Issued for Reinvested Dividends	1,091,114	21,905,423	4,181,434	77,191,341
Shares Redeemed	(8,954,553)	(185,922,261)	(11,310,899)	(199,892,407)

Net Increase (Decrease)	(3,070,085)	(66,424,973)	4,633,252	82,703,574

Total Net Increase (Decrease)	(3,157,303)	$(68,549,500)	6,610,423	$120,296,284

Growth Opportunities Fund
Class A
Shares Sold	3,303,437	$189,050,269	5,812,021	$259,824,535
Shares Issued for Reinvested Dividends	7,642,030	408,390,102	3,358,472	128,192,872
Shares Redeemed	(4,093,486)	(233,007,350)	(8,349,301)	(364,377,295)

Net Increase (Decrease)	6,851,981	364,433,021	821,192	23,640,112

Class C
Shares Sold	1,272,768	$29,815,826	2,155,278	$46,083,147
Shares Issued for Reinvested Dividends	4,008,709	87,309,675	1,561,881	29,066,389
Shares Redeemed	(3,332,243)	(79,279,529)	(5,277,715)	(112,869,127)

Net Increase (Decrease)	1,949,234	37,845,972	(1,560,556)	(37,719,591)

Class I
Shares Sold	4,322,966	$265,505,025	8,087,671	$380,046,455
Shares Issued for Reinvested Dividends	3,207,164	185,309,937	1,712,981	69,821,119
Shares Redeemed	(4,615,770)	(282,193,635)	(16,144,778)	(718,420,627)

Net Increase (Decrease)	2,914,360	168,621,327	(6,344,126)	(268,553,053)

Class R3
Shares Sold	169,095	$9,636,659	183,888	$8,139,758
Shares Issued for Reinvested Dividends	133,397	7,088,738	70,480	2,685,999
Shares Redeemed	(226,900)	(12,926,995)	(510,198)	(22,155,084)

Net Increase (Decrease)	75,592	3,798,402	(255,830)	(11,329,327)

Class R4
Shares Sold	166,223	$10,302,367	248,241	$12,098,571
Shares Issued for Reinvested Dividends	149,375	8,675,642	84,663	3,477,115
Shares Redeemed	(278,997)	(17,393,609)	(714,482)	(33,779,284)

Net Increase (Decrease)	36,601	1,584,400	(381,578)	(18,203,598)

Class R5
Shares Sold	66,858	$4,459,935	145,107	$7,246,281
Shares Issued for Reinvested Dividends	44,659	2,790,306	30,971	1,353,114
Shares Redeemed	(125,739)	(8,113,087)	(373,606)	(18,780,243)

Net Increase (Decrease)	(14,222)	(862,846)	(197,528)	(10,180,848)

Class R6
Shares Sold	298,774	$20,070,998	306,651	$16,060,946
Shares Issued for Reinvested Dividends	77,962	4,986,464	28,918	1,288,564
Shares Redeemed	(109,690)	(7,449,039)	(200,896)	(10,416,531)

Net Increase (Decrease)	267,046	17,608,423	134,673	6,932,979

99

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Growth Opportunities Fund – (continued)
Class Y
Shares Sold	1,608,179	$109,240,433	4,986,167	$311,128,698
Shares Issued for Reinvested Dividends	841,194	53,752,317	199,027	8,864,641
Shares Redeemed	(1,269,428)	(87,058,087)	(2,009,071)	(111,330,500)

Net Increase (Decrease)	1,179,945	75,934,663	3,176,123	208,662,839

Class F
Shares Sold	3,461,774	$214,700,968	3,945,706	$196,024,123
Shares Issued for Reinvested Dividends	1,886,638	109,557,047	769,915	31,497,242
Shares Redeemed	(2,713,709)	(167,976,505)	(3,691,002)	(177,948,400)

Net Increase (Decrease)	2,634,703	156,281,510	1,024,619	49,572,965

Total Net Increase (Decrease)	15,895,240	$825,244,872	(3,583,011)	$(57,177,522)

Healthcare Fund
Class A
Shares Sold	1,247,060	$52,608,979	1,358,922	$51,528,734
Shares Issued for Reinvested Dividends	2,232,980	90,190,081	1,142,449	42,179,219
Shares Redeemed	(1,549,452)	(65,107,257)	(2,954,883)	(111,468,464)

Net Increase (Decrease)	1,930,588	77,691,803	(453,512)	(17,760,511)

Class C
Shares Sold	251,801	$7,919,023	416,479	$12,224,079
Shares Issued for Reinvested Dividends	743,990	22,349,458	382,047	10,983,839
Shares Redeemed	(861,163)	(27,037,755)	(1,283,408)	(37,962,383)

Net Increase (Decrease)	134,628	3,230,726	(484,882)	(14,754,465)

Class I
Shares Sold	1,512,004	$68,143,933	2,595,432	$104,468,275
Shares Issued for Reinvested Dividends	924,714	40,077,121	416,322	16,319,822
Shares Redeemed	(1,361,843)	(61,315,638)	(2,244,715)	(89,839,287)

Net Increase (Decrease)	1,074,875	46,905,416	767,039	30,948,810

Class R3
Shares Sold	86,595	$3,748,055	197,480	$7,654,724
Shares Issued for Reinvested Dividends	90,203	3,742,540	55,830	2,117,618
Shares Redeemed	(136,651)	(5,935,818)	(439,877)	(17,102,681)

Net Increase (Decrease)	40,147	1,554,777	(186,567)	(7,330,339)

Class R4
Shares Sold	86,854	$4,014,415	200,061	$8,245,646
Shares Issued for Reinvested Dividends	58,738	2,616,195	36,845	1,484,498
Shares Redeemed	(146,649)	(6,763,502)	(365,083)	(15,109,587)

Net Increase (Decrease)	(1,057)	(132,892)	(128,177)	(5,379,443)

Class R5
Shares Sold	59,261	$2,920,562	209,035	$9,163,668
Shares Issued for Reinvested Dividends	25,326	1,201,964	8,515	362,223
Shares Redeemed	(55,540)	(2,733,062)	(137,584)	(5,877,478)

Net Increase (Decrease)	29,047	1,389,464	79,966	3,648,413

Class R6
Shares Sold	29,492	$1,493,982	54,266	$2,377,216
Shares Issued for Reinvested Dividends	9,082	438,736	3,211	138,636
Shares Redeemed	(6,122)	(303,429)	(9,001)	(390,531)

Net Increase (Decrease)	32,452	1,629,289	48,476	2,125,321

Class Y
Shares Sold	324,624	$16,335,382	542,348	$23,900,470
Shares Issued for Reinvested Dividends	219,387	10,587,619	96,305	4,156,525
Shares Redeemed	(194,967)	(9,767,311)	(367,262)	(16,122,522)

Net Increase (Decrease)	349,044	17,155,690	271,391	11,934,473

Class F
Shares Sold	169,426	$7,726,906	135,930	$5,893,269
Shares Issued for Reinvested Dividends	89,913	3,913,893	45,179	1,776,419
Shares Redeemed	(159,910)	(7,278,634)	(154,961)	(6,147,780)

Net Increase (Decrease)	99,429	4,362,165	26,148	1,521,908

Total Net Increase (Decrease)	3,689,153	$153,786,438	(60,118)	$4,954,167

100

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
MidCap Fund
Class A
Shares Sold	3,385,730	$120,376,730	7,479,560	$213,627,977
Shares Issued for Reinvested Dividends	10,539,048	343,678,363	4,994,716	148,592,803
Shares Redeemed	(7,141,999)	(249,587,471)	(16,503,575)	(468,979,095)

Net Increase (Decrease)	6,782,779	214,467,622	(4,029,299)	(106,758,315)

Class C
Shares Sold	660,032	$14,605,107	1,573,527	$30,282,962
Shares Issued for Reinvested Dividends	3,497,780	71,039,908	1,866,822	37,149,763
Shares Redeemed	(4,092,642)	(91,311,399)	(8,672,532)	(165,685,884)

Net Increase (Decrease)	65,170	(5,666,384)	(5,232,183)	(98,253,159)

Class I
Shares Sold	10,590,735	$391,341,728	46,979,290	$1,323,608,186
Shares Issued for Reinvested Dividends	13,770,100	469,422,719	6,833,413	211,084,130
Shares Redeemed	(20,353,035)	(746,834,855)	(65,064,509)	(1,964,863,323)

Net Increase (Decrease)	4,007,800	113,929,592	(11,251,806)	(430,171,007)

Class R3
Shares Sold	210,704	$8,472,031	732,243	$22,709,563
Shares Issued for Reinvested Dividends	278,856	10,337,182	135,870	4,553,016
Shares Redeemed	(549,358)	(21,914,819)	(1,028,675)	(33,458,482)

Net Increase (Decrease)	(59,798)	(3,105,606)	(160,562)	(6,195,903)

Class R4
Shares Sold	400,240	$16,857,236	1,188,661	$39,805,895
Shares Issued for Reinvested Dividends	530,397	20,812,764	324,499	11,409,397
Shares Redeemed	(1,650,043)	(69,622,686)	(3,333,796)	(113,157,709)

Net Increase (Decrease)	(719,406)	(31,952,686)	(1,820,636)	(61,942,417)

Class R5
Shares Sold	1,245,904	$54,074,994	2,214,020	$77,371,989
Shares Issued for Reinvested Dividends	805,971	32,980,317	534,352	19,461,090
Shares Redeemed	(2,805,364)	(122,979,186)	(6,388,662)	(229,431,554)

Net Increase (Decrease)	(753,489)	(35,923,875)	(3,640,290)	(132,598,475)

Class R6
Shares Sold	4,699,649	$208,175,159	13,129,081	$470,477,844
Shares Issued for Reinvested Dividends	3,932,733	163,365,732	1,978,533	72,988,070
Shares Redeemed	(12,757,587)	(569,279,198)	(15,444,055)	(551,163,077)

Net Increase (Decrease)	(4,125,205)	(197,738,307)	(336,441)	(7,697,163)

Class Y
Shares Sold	2,708,639	$121,360,656	8,081,483	$279,248,651
Shares Issued for Reinvested Dividends	2,564,133	106,283,299	1,713,171	63,096,079
Shares Redeemed	(10,375,673)	(464,402,439)	(21,978,523)	(783,693,402)

Net Increase (Decrease)	(5,102,901)	(236,758,484)	(12,183,869)	(441,348,672)

Class F
Shares Sold	6,235,030	$231,335,695	20,067,998	$592,511,897
Shares Issued for Reinvested Dividends	7,742,034	265,242,076	3,417,284	105,901,640
Shares Redeemed	(13,038,647)	(482,717,326)	(19,463,971)	(580,117,317)

Net Increase (Decrease)	938,417	13,860,445	4,021,311	118,296,220

Total Net Increase (Decrease)	1,033,367	$(168,887,683)	(34,633,775)	$(1,166,668,891)

MidCap Value Fund
Class A
Shares Sold	1,285,988	$20,650,120	2,480,138	$30,751,925
Shares Issued for Reinvested Dividends	56,642	831,510	633,942	9,248,149
Shares Redeemed	(1,494,732)	(23,041,600)	(4,519,018)	(55,158,666)

Net Increase (Decrease)	(152,102)	(1,559,970)	(1,404,938)	(15,158,592)

Class C
Shares Sold	29,017	$377,272	121,039	$1,113,875
Shares Issued for Reinvested Dividends	—	—	40,108	460,945
Shares Redeemed	(269,966)	(3,447,353)	(556,664)	(5,538,552)

Net Increase (Decrease)	(240,949)	(3,070,081)	(395,517)	(3,963,732)

101

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

MidCap Value Fund – (continued)
Class I
Shares Sold	196,854	$3,233,009	520,034	$6,756,443
Shares Issued for Reinvested Dividends	7,619	112,984	66,544	983,484
Shares Redeemed	(459,589)	(6,936,621)	(1,126,169)	(13,885,918)

Net Increase (Decrease)	(255,116)	(3,590,628)	(539,591)	(6,145,991)

Class R3
Shares Sold	31,415	$540,136	83,482	$1,027,547
Shares Issued for Reinvested Dividends	—	—	12,474	191,545
Shares Redeemed	(52,171)	(885,959)	(211,872)	(2,849,232)

Net Increase (Decrease)	(20,756)	(345,823)	(115,916)	(1,630,140)

Class R4
Shares Sold	42,902	$746,234	112,090	$1,454,297
Shares Issued for Reinvested Dividends	1,122	17,850	19,234	303,476
Shares Redeemed	(131,329)	(2,078,626)	(222,635)	(3,007,462)

Net Increase (Decrease)	(87,305)	(1,314,542)	(91,311)	(1,249,689)

Class R5
Shares Sold	6,060	$106,353	9,680	$139,991
Shares Issued for Reinvested Dividends	586	9,446	2,874	46,111
Shares Redeemed	(5,394)	(96,977)	(7,314)	(94,084)

Net Increase (Decrease)	1,252	18,822	5,240	92,018

Class Y
Shares Sold	385,447	$6,402,601	126,076	$1,744,448
Shares Issued for Reinvested Dividends	5,606	90,649	24,096	388,031
Shares Redeemed	(156,822)	(2,792,327)	(202,609)	(2,806,695)

Net Increase (Decrease)	234,231	3,700,923	(52,437)	(674,216)

Class F
Shares Sold	2,574,966	$40,896,469	8,138,328	$100,149,062
Shares Issued for Reinvested Dividends	163,610	2,424,705	724,542	10,710,609
Shares Redeemed	(3,321,397)	(52,454,546)	(6,157,364)	(78,365,435)

Net Increase (Decrease)	(582,821)	(9,133,372)	2,705,506	32,494,236

Total Net Increase (Decrease)	(1,103,566)	$(15,294,671)	111,036	$3,763,894

Quality Value Fund
Class A
Shares Sold	256,795	$5,833,526	439,196	$8,293,523
Shares Issued for Reinvested Dividends	151,354	3,182,978	399,950	8,456,495
Shares Redeemed	(534,171)	(11,788,432)	(1,349,336)	(25,330,604)

Net Increase (Decrease)	(126,022)	(2,771,928)	(510,190)	(8,580,586)

Class C
Shares Sold	20,888	$403,385	27,218	$445,180
Shares Issued for Reinvested Dividends	3,530	63,188	16,808	302,140
Shares Redeemed	(90,698)	(1,779,229)	(189,929)	(3,063,775)

Net Increase (Decrease)	(66,280)	(1,312,656)	(145,903)	(2,316,455)

Class I
Shares Sold	92,610	$2,073,689	116,192	$2,216,237
Shares Issued for Reinvested Dividends	14,220	294,345	32,925	686,590
Shares Redeemed	(60,447)	(1,320,486)	(167,957)	(3,198,931)

Net Increase (Decrease)	46,383	1,047,548	(18,840)	(296,104)

Class R3
Shares Sold	2,758	$62,195	5,088	$93,854
Shares Issued for Reinvested Dividends	828	17,729	2,697	57,990
Shares Redeemed	(4,023)	(90,051)	(20,388)	(402,055)

Net Increase (Decrease)	(437)	(10,127)	(12,603)	(250,211)

Class R4
Shares Sold	32,750	$755,681	42,840	$822,386
Shares Issued for Reinvested Dividends	4,243	91,734	13,979	303,759
Shares Redeemed	(30,047)	(669,404)	(131,128)	(2,658,103)

Net Increase (Decrease)	6,946	178,011	(74,309)	(1,531,958)

102

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Quality Value Fund – (continued)
Class R5
Shares Sold	81	$1,879	510	$10,672
Shares Issued for Reinvested Dividends	265	5,775	566	12,405
Shares Redeemed	(22)	(520)	(173)	(3,456)

Net Increase (Decrease)	324	7,134	903	19,621

Class R6
Shares Sold	5,387	$122,962	25,758	$484,275
Shares Issued for Reinvested Dividends	536	11,697	83	1,828
Shares Redeemed	(5,056)	(118,116)	(2,382)	(47,033)

Net Increase (Decrease)	867	16,543	23,459	439,070

Class Y
Shares Sold	455	$10,224	7,651	$158,274
Shares Issued for Reinvested Dividends	473	10,318	1,541	33,830
Shares Redeemed	(1,455)	(36,030)	(17,842)	(304,447)

Net Increase (Decrease)	(527)	(15,488)	(8,650)	(112,343)

Class F
Shares Sold	49,797	$1,093,435	110,798	$1,978,094
Shares Issued for Reinvested Dividends	12,550	258,522	31,266	650,547
Shares Redeemed	(45,597)	(971,494)	(181,962)	(3,365,916)

Net Increase (Decrease)	16,750	380,463	(39,898)	(737,275)

Total Net Increase (Decrease)	(121,996)	$(2,480,500)	(786,031)	$(13,366,241)

Small Cap Growth Fund
Class A
Shares Sold	112,097	$7,030,487	129,404	$5,969,147
Shares Issued for Reinvested Dividends	280,755	16,331,511	64,625	3,116,821
Shares Redeemed	(230,250)	(14,278,385)	(602,309)	(27,705,360)

Net Increase (Decrease)	162,602	9,083,613	(408,280)	(18,619,392)

Class C
Shares Sold	9,137	$364,337	4,911	$150,801
Shares Issued for Reinvested Dividends	40,883	1,524,921	10,908	352,646
Shares Redeemed	(91,091)	(3,684,102)	(164,584)	(5,078,582)

Net Increase (Decrease)	(41,071)	(1,794,844)	(148,765)	(4,575,135)

Class I
Shares Sold	160,693	$10,700,632	1,191,528	$51,688,394
Shares Issued for Reinvested Dividends	118,956	7,339,599	57,456	2,916,489
Shares Redeemed	(363,924)	(23,325,943)	(3,414,260)	(171,804,734)

Net Increase (Decrease)	(84,275)	(5,285,712)	(2,165,276)	(117,199,851)

Class R3
Shares Sold	25,415	$1,504,669	41,973	$1,789,694
Shares Issued for Reinvested Dividends	11,592	661,760	3,087	146,681
Shares Redeemed	(19,580)	(1,206,037)	(119,534)	(5,504,341)

Net Increase (Decrease)	17,427	960,392	(74,474)	(3,567,966)

Class R4
Shares Sold	49,582	$3,205,353	138,690	$6,582,259
Shares Issued for Reinvested Dividends	32,051	1,953,808	12,210	614,885
Shares Redeemed	(286,573)	(18,474,332)	(456,656)	(20,953,685)

Net Increase (Decrease)	(204,940)	(13,315,171)	(305,756)	(13,756,541)

Class R5
Shares Sold	195,394	$13,326,689	720,572	$37,862,183
Shares Issued for Reinvested Dividends	80,046	5,219,014	21,655	1,157,694
Shares Redeemed	(235,220)	(16,242,814)	(1,119,362)	(58,971,093)

Net Increase (Decrease)	40,220	2,302,889	(377,135)	(19,951,216)

Class R6
Shares Sold	227,762	$16,058,482	1,797,542	$98,016,701
Shares Issued for Reinvested Dividends	90,910	6,035,522	17,777	965,664
Shares Redeemed	(391,717)	(27,791,406)	(1,722,133)	(85,535,221)

Net Increase (Decrease)	(73,045)	(5,697,402)	93,186	13,447,144

103

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Small Cap Growth Fund – (continued)
Class Y
Shares Sold	411,025	$29,221,871	1,010,537	$51,567,246
Shares Issued for Reinvested Dividends	243,023	16,134,292	92,203	5,010,332
Shares Redeemed	(1,036,257)	(72,637,007)	(3,823,424)	(209,045,933)

Net Increase (Decrease)	(382,209)	(27,280,844)	(2,720,684)	(152,468,355)

Class F
Shares Sold	44,715	$2,955,179	192,412	$7,897,145
Shares Issued for Reinvested Dividends	51,104	3,169,442	12,299	626,749
Shares Redeemed	(554,010)	(37,285,845)	(354,986)	(17,110,113)

Net Increase (Decrease)	(458,191)	(31,161,224)	(150,275)	(8,586,219)

Total Net Increase (Decrease)	(1,023,482)	$(72,188,303)	(6,257,459)	$(325,277,531)

Small Cap Value Fund
Class A
Shares Sold	622,564	$7,939,176	431,215	$3,396,385
Shares Issued for Reinvested Dividends	34,939	359,520	292,505	2,936,036
Shares Redeemed	(349,691)	(4,021,179)	(1,289,036)	(10,577,661)

Net Increase (Decrease)	307,812	4,277,517	(565,316)	(4,245,240)

Class C
Shares Sold	47,524	$498,520	31,607	$222,855
Shares Issued for Reinvested Dividends	441	3,926	26,761	229,881
Shares Redeemed	(87,310)	(941,065)	(189,586)	(1,389,193)

Net Increase (Decrease)	(39,345)	(438,619)	(131,218)	(936,457)

Class I
Shares Sold	767,144	$9,610,614	295,467	$2,831,571
Shares Issued for Reinvested Dividends	5,247	53,996	41,551	418,405
Shares Redeemed	(61,072)	(737,861)	(405,903)	(3,187,749)

Net Increase (Decrease)	711,319	8,926,749	(68,885)	62,227

Class R3
Shares Sold	12,418	$156,857	9,891	$82,868
Shares Issued for Reinvested Dividends	326	3,498	3,512	36,622
Shares Redeemed	(10,461)	(123,790)	(17,164)	(139,499)

Net Increase (Decrease)	2,283	36,565	(3,761)	(20,009)

Class R4
Shares Sold	214	$2,533	1,313	$11,330
Shares Issued for Reinvested Dividends	33	362	226	2,398
Shares Redeemed	(111)	(1,329)	(4,441)	(42,520)

Net Increase (Decrease)	136	1,566	(2,902)	(28,792)

Class R5
Shares Sold	117	$1,629	1,479	$10,000
Shares Issued for Reinvested Dividends	14	148	69	730
Shares Redeemed	—	—	(1,479)	(11,716)

Net Increase (Decrease)	131	1,777	69	(986)

Class R6
Shares Sold	1,154	$13,741	18,071	$163,710
Shares Issued for Reinvested Dividends	357	3,866	665	7,036
Shares Redeemed	(7,461)	(88,549)	(741)	(7,349)

Net Increase (Decrease)	(5,950)	(70,942)	17,995	163,397

Class Y
Shares Sold	73,545	$966,174	842	$7,711
Shares Issued for Reinvested Dividends	342	3,688	2,671	28,235
Shares Redeemed	(5,554)	(76,569)	(27,529)	(261,033)

Net Increase (Decrease)	68,333	893,293	(24,016)	(225,087)

104

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Small Cap Value Fund – (continued)
Class F
Shares Sold	448,825	$5,297,714	906,600	$7,468,195
Shares Issued for Reinvested Dividends	64,774	665,880	329,545	3,318,168
Shares Redeemed	(843,770)	(9,123,615)	(1,038,699)	(8,257,092)

Net Increase (Decrease)	(330,171)	(3,160,021)	197,446	2,529,271

Total Net Increase (Decrease)	714,548	$10,467,885	(580,588)	$(2,701,676)

Small Company Fund
Class A
Shares Sold	1,123,980	$33,967,451	1,886,865	$39,854,997
Shares Issued for Reinvested Dividends	1,517,800	41,967,162	956,824	19,433,104
Shares Redeemed	(1,085,100)	(32,411,398)	(2,885,202)	(59,241,409)

Net Increase (Decrease)	1,556,680	43,523,215	(41,513)	46,692

Class C
Shares Sold	78,682	$1,400,568	116,822	$1,577,039
Shares Issued for Reinvested Dividends	98,681	1,604,546	70,385	901,628
Shares Redeemed	(173,857)	(3,073,394)	(366,573)	(4,857,687)

Net Increase (Decrease)	3,506	(68,280)	(179,366)	(2,379,020)

Class I
Shares Sold	511,995	$16,752,811	296,143	$6,816,692
Shares Issued for Reinvested Dividends	113,755	3,392,187	75,333	1,633,979
Shares Redeemed	(190,434)	(6,035,089)	(304,758)	(6,628,138)

Net Increase (Decrease)	435,316	14,109,909	66,718	1,822,533

Class R3
Shares Sold	106,998	$3,571,543	89,211	$1,943,559
Shares Issued for Reinvested Dividends	45,509	1,394,856	35,475	793,230
Shares Redeemed	(118,902)	(3,895,831)	(258,886)	(5,812,439)

Net Increase (Decrease)	33,605	1,070,568	(134,200)	(3,075,650)

Class R4
Shares Sold	87,712	$3,194,262	118,455	$2,883,625
Shares Issued for Reinvested Dividends	37,589	1,251,351	31,292	752,892
Shares Redeemed	(135,818)	(4,891,112)	(304,693)	(7,836,433)

Net Increase (Decrease)	(10,517)	(445,499)	(154,946)	(4,199,916)

Class R5
Shares Sold	49,365	$1,887,333	44,314	$1,187,403
Shares Issued for Reinvested Dividends	10,551	377,953	6,152	157,911
Shares Redeemed	(16,488)	(659,217)	(56,252)	(1,506,697)

Net Increase (Decrease)	43,428	1,606,069	(5,786)	(161,383)

Class R6
Shares Sold	70,058	$2,771,260	43,328	$1,379,271
Shares Issued for Reinvested Dividends	3,508	128,962	220	5,772
Shares Redeemed	(8,556)	(359,935)	(5,289)	(151,909)

Net Increase (Decrease)	65,010	2,540,287	38,259	1,233,134

Class Y
Shares Sold	2,422,353	$104,907,379	236,078	$6,005,173
Shares Issued for Reinvested Dividends	47,078	1,728,226	58,965	1,548,420
Shares Redeemed	(1,869,844)	(77,812,223)	(943,050)	(22,519,569)

Net Increase (Decrease)	599,587	28,823,382	(648,007)	(14,965,976)

Class F
Shares Sold	1,302,781	$42,702,176	1,838,858	$40,440,450
Shares Issued for Reinvested Dividends	808,547	24,288,757	518,887	11,316,929
Shares Redeemed	(1,813,451)	(59,653,272)	(2,396,511)	(56,036,553)

Net Increase (Decrease)	297,877	7,337,661	(38,766)	(4,279,174)

Total Net Increase (Decrease)	3,024,492	$98,497,312	(1,097,607)	$(25,958,760)

105

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

14.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 4, 2021. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2020 through March 4, 2021, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2021, none of the Funds had borrowings under this facility.

15.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Companies, on behalf of their respective Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal years October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of each Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by each Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2021, events and transactions subsequent to April 30, 2021, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

Effective May 1, 2021, the fund accounting fee schedule as set forth in the fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC, was revised. Effective May 1, 2021, the fund accounting fee for each Fund shall equal the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.

106

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

107

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: T 04.180, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2021), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New BDM NV; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised February 2021

[This page is intentionally left blank]

[This page is intentionally left blank]

[This page is intentionally left blank]

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-DE21     06/21    223137    Printed in U.S.A.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford International/ Global Equity Funds

Semi-Annual Report

April 30, 2021 (Unaudited)

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2020 through April 30, 2021.

Market Review

During the six months ended April 30, 2021, U.S. stocks, as measured by the S&P 500 Index,1 gained 28.85%. The strong returns for the period reflected a growing consensus among investors that a strong economic recovery has finally begun to take hold and that the worst days of the coronavirus (COVID-19) pandemic should soon be behind us.

Optimism was often hard to come by during the difficult months of 2020. The six-month period covered in this report followed many months of high unemployment, business lockdowns, face-mask requirements, and social-distancing measures. Along the way, governments around the world, including here in the U.S., mounted a rescue effort with unprecedented levels of monetary and fiscal support.

November 2020 marked the resolution of a contentious U.S. presidential election, a positive for markets. Then came the pivotal announcements that safe and effective COVID-19 vaccines were ready for federal approval – providing hope that a significant corner in the battle against the virus had been turned.

In late December of 2020, the U.S. Congress passed a $900 billion pandemic relief bill. For its part, the U.S. Federal Reserve (Fed) continued to maintain its ongoing policy of near-zero interest rates.

A winter resurgence of COVID-19 infections touched off a wave of new hospitalizations and deaths – more than 542,000 U.S. lives lost by winter’s end.2 New viral variants took root in the U.S., threatening to prolong the pandemic. A horrific surge of new death counts gripped India.

By the end of the period, over 101.4 million U.S. individuals – 31% of the nation’s population – had been fully vaccinated.3 Meanwhile, in Washington, Congress fast-tracked approval of the Biden administration’s $1.9 trillion economic stimulus package. A proposal for $2.3 trillion in new infrastructure spending soon followed.

As investors digested numerous new policy initiatives, rates on 10-year Treasuries rose to nearly 1.75% in mid-March, triggering a new round of market volatility and a fierce debate over a possible return of inflation. By period’s end, the question of inflation – how much and how persistent – remained unsettled, although the Fed provided assurances of a continued low-rate environment.

As we seek to move past the pandemic, it’s still vitally important to maintain a strong relationship with a financial professional, who can confidently guide you through shifting markets while helping you find a good fit within our family of funds.

Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our complete selection of mutual funds and exchange-traded funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

[2]	Wall Street Journal, 3/21/2021.
[3]	USAFacts.org, “What’s the nation’s progress on vaccinations?”.

Hartford International/Global Equity Funds

Hartford Climate Opportunities Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 02/29/2016

Sub-advised by Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (Schroder Investment Management North America Limited serves as a sub-sub-adviser)

Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	32.64%	76.09%	16.46%	17.99%
Class A4	25.34%	66.41%	15.15%	16.70%
Class C3	32.15%	74.89%	16.12%	17.61%
Class C5	31.15%	73.89%	16.12%	17.61%
Class I3	32.80%	76.57%	16.81%	18.32%
Class R3[3]	32.71%	76.31%	16.74%	18.24%
Class R4[3]	32.76%	76.33%	16.62%	18.14%
Class R5[3]	32.88%	76.67%	16.78%	18.30%
Class R6[3]	32.92%	76.90%	16.92%	18.43%
Class Y3	32.82%	76.78%	16.86%	18.37%
Class F3	32.90%	76.81%	16.88%	18.39%
MSCI ACWI Index (Net)	28.29%	45.75%	13.85%	15.28%

[1]	Not Annualized
[2]	Inception: 02/29/2016
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Prior to 11/08/2019, the Fund pursued a modified strategy and Wellington Management served as the Fund’s only sub-adviser.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.49%	1.19%
Class C	2.33%	1.94%
Class I	1.21%	0.89%
Class R3	1.80%	1.41%
Class R4	1.50%	1.11%
Class R5	1.20%	0.81%
Class R6	1.08%	0.69%
Class Y	1.18%	0.79%
Class F	1.08%	0.69%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund’s performance depends on the ability of the Investment Manager in selecting, overseeing, and allocating Fund assets to the sub-advisers. The sub-advisers’ investment styles may not be complementary. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Focusing on investments that involve climate change opportunities or sustainable and environmental initiatives may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. • The exclusion of certain issuers for reasons other than performance may negatively impact the Fund’s performance. • There are risks of focusing investments in securities of companies in the utilities and industrials sectors which may cause the Fund’s performance to be sensitive to developments in those sectors.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.9%
Consumer Discretionary	10.0
Consumer Staples	3.0
Financials	5.7
Health Care	1.1
Industrials	33.7
Information Technology	13.4
Materials	7.2
Real Estate	1.7
Utilities	16.3

Total	94.0%

Short-Term Investments	4.1
Other Assets & Liabilities	1.9

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Emerging Markets Equity Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	25.19%	49.04%	11.92%	3.31%
Class A4	18.30%	40.84%	10.66%	2.73%
Class C3	24.75%	47.90%	11.06%	2.55%
Class C5	23.75%	46.90%	11.06%	2.55%
Class I3	25.55%	49.74%	12.28%	3.68%
Class R3[3]	25.12%	48.73%	11.62%	3.05%
Class R4[3]	25.26%	49.19%	11.99%	3.35%
Class R5[3]	25.40%	49.48%	12.39%	3.60%
Class R6[3]	25.44%	49.74%	12.41%	3.76%
Class Y3	25.49%	49.69%	12.33%	3.73%
Class F3	25.61%	49.74%	12.39%	3.74%
MSCI Emerging Markets Index (Net)	22.95%	48.71%	12.50%	3.90%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Performance information prior to 05/07/2015 reflects when the Fund pursued a modified investment strategy.

Operating Expenses*	Gross	Net
Class A	1.47%	1.45%
Class C	2.29%	2.20%
Class I	1.14%	1.14%
Class R3	1.76%	1.70%
Class R4	1.46%	1.45%
Class R5	1.16%	1.15%
Class R6	1.04%	0.98%
Class Y	1.14%	1.10%
Class F	1.04%	0.98%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.9%
Consumer Discretionary	16.8
Consumer Staples	5.7
Energy	4.6
Financials	19.1
Health Care	2.9
Industrials	5.2
Information Technology	20.5
Materials	9.1
Real Estate	2.0
Utilities	2.1

Total	97.9%

Short-Term Investments	1.2
Other Assets & Liabilities	0.9

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Global Impact Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 02/28/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	Since Inception[2]
Class A3	27.31%	64.39%	17.33%
Class A4	20.31%	55.35%	15.75%
Class C3	26.75%	63.13%	16.60%
Class C5	25.75%	62.13%	16.60%
Class I3	27.50%	64.88%	17.78%
Class R3[3]	27.10%	63.96%	17.29%
Class R4[3]	27.30%	64.46%	17.48%
Class R5[3]	27.51%	64.94%	17.73%
Class R6[3]	27.64%	65.24%	17.86%
Class Y3	27.55%	65.37%	17.85%
Class F3	27.60%	65.18%	17.88%
MSCI ACWI Index (Net)	28.29%	45.75%	13.71%

[1]	Not Annualized
[2]	Inception: 02/28/2017
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Performance information prior to 10/07/2019 reflects when the Fund operated as a feeder fund in a master feeder structure.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.49%	1.19%
Class C	2.23%	1.94%
Class I	1.11%	0.89%
Class R3	1.71%	1.41%
Class R4	1.39%	1.11%
Class R5	1.11%	0.81%
Class R6	1.02%	0.69%
Class Y	1.12%	0.79%
Class F	1.02%	0.69%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Investing in companies that seek to address major social and environmental challenges may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus. The exclusion of certain issuers for reasons other than performance may negatively impact the Fund’s performance.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.6%
Consumer Discretionary	5.0
Consumer Staples	1.9
Financials	7.8
Health Care	21.7
Industrials	17.2
Information Technology	19.7
Materials	4.0
Real Estate	10.2
Utilities	3.2

Total	95.3%

Short-Term Investments	2.9
Other Assets & Liabilities	1.8

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford International Equity Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 06/30/2008 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	27.32%	44.87%	9.16%	5.01%
Class A3	20.32%	36.90%	7.93%	4.41%
Class C2	26.86%	43.74%	8.33%	4.23%
Class C4	25.86%	42.74%	8.33%	4.23%
Class I2	27.55%	45.33%	9.52%	5.37%
Class R3[2]	27.21%	44.57%	8.86%	4.73%
Class R4[2]	27.40%	44.91%	9.17%	5.04%
Class R5[2]	27.58%	45.46%	9.66%	5.35%
Class R6[2]	27.62%	45.48%	9.74%	5.51%
Class Y2	27.54%	45.47%	9.62%	5.45%
Class F2	27.60%	45.59%	9.65%	5.44%
MSCI ACWI ex USA Index (Net)	27.40%	42.98%	9.83%	4.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Performance information prior to 08/13/2015 reflects when the Fund pursued a modified investment strategy.

Classes A, C, and I of the Fund are closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	0.99%	0.99%
Class C	1.76%	1.76%
Class I	0.63%	0.63%
Class R3	1.24%	1.24%
Class R4	0.95%	0.95%
Class R5	0.66%	0.66%
Class R6	0.55%	0.55%
Class Y	0.65%	0.65%
Class F	0.54%	0.54%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s strategy for allocating assets among portfolio management teams may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.0%
Consumer Discretionary	14.2
Consumer Staples	11.9
Energy	3.5
Financials	14.4
Health Care	8.0
Industrials	14.9
Information Technology	11.4
Materials	5.9
Real Estate	2.1
Utilities	2.0

Total	96.3%

Short-Term Investments	4.7
Other Assets & Liabilities	(1.0)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford International Growth Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment Objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	24.36%	50.32%	13.28%	7.51%
Class A3	17.52%	42.05%	12.01%	6.90%
Class C2	23.93%	49.22%	12.45%	6.71%
Class C4	22.93%	48.22%	12.45%	6.71%
Class I2	24.57%	50.83%	13.64%	7.86%
Class R3[2]	24.29%	49.94%	12.97%	7.28%
Class R4[2]	24.40%	50.38%	13.31%	7.62%
Class R5[2]	24.59%	50.83%	13.65%	7.93%
Class R6[2]	24.68%	50.96%	13.78%	8.03%
Class Y2	24.64%	50.90%	13.70%	7.99%
Class F2	24.71%	51.05%	13.76%	7.91%
MSCI ACWI ex USA Growth Index (Net)	20.15%	42.57%	12.51%	6.54%
MSCI ACWI ex USA Index (Net)	27.40%	42.98%	9.83%	4.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.36%	1.30%
Class C	2.14%	2.05%
Class I	0.98%	0.98%
Class R3	1.62%	1.57%
Class R4	1.31%	1.27%
Class R5	1.00%	1.00%
Class R6	0.90%	0.85%
Class Y	1.01%	0.95%
Class F	0.90%	0.85%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund may focus on investments in particular sectors, geographic regions or countries, so it may be more exposed to risks and volatility than a fund holding more geographically diverse investments. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.7%
Consumer Discretionary	23.5
Consumer Staples	7.3
Energy	1.6
Financials	6.6
Health Care	7.2
Industrials	13.6
Information Technology	23.8
Materials	3.9

Total	98.2%

Short-Term Investments	4.8
Other Assets & Liabilities	(3.0)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford International Opportunities Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	23.27%	50.34%	9.99%	5.96%
Class A3	16.49%	42.07%	8.75%	5.36%
Class C2	22.78%	49.12%	9.16%	5.17%
Class C4	21.78%	48.12%	9.16%	5.17%
Class I2	23.52%	50.82%	10.33%	6.31%
Class R3[2]	23.11%	49.84%	9.67%	5.69%
Class R4[2]	23.29%	50.37%	10.00%	6.01%
Class R5[2]	23.46%	50.78%	10.33%	6.33%
Class R6[2]	23.53%	50.98%	10.45%	6.43%
Class Y2	23.47%	50.79%	10.39%	6.42%
Class F2	23.53%	50.92%	10.43%	6.36%
MSCI ACWI ex USA Index (Net)	27.40%	42.98%	9.83%	4.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.13%	1.13%
Class C	1.90%	1.90%
Class I	0.79%	0.79%
Class R3	1.42%	1.42%
Class R4	1.11%	1.11%
Class R5	0.81%	0.81%
Class R6	0.71%	0.71%
Class Y	0.80%	0.77%
Class F	0.70%	0.70%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, geographic regions or countries, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.4%
Consumer Discretionary	12.6
Consumer Staples	5.5
Energy	4.8
Financials	17.5
Health Care	6.9
Industrials	18.4
Information Technology	16.0
Materials	6.2
Real Estate	2.2
Utilities	3.7

Total	98.2%

Short-Term Investments	2.7
Other Assets & Liabilities	(0.9)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

The Hartford International Value Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/28/2010 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	41.57%	51.23%	7.52%	5.45%
Class A3	33.79%	42.92%	6.31%	4.85%
Class C2	40.93%	49.96%	6.74%	4.72%
Class C4	39.93%	48.96%	6.74%	4.72%
Class I2	41.73%	51.56%	7.86%	5.81%
Class R3[2]	41.33%	50.76%	7.16%	5.16%
Class R4[2]	41.42%	51.02%	7.49%	5.47%
Class R5[2]	41.64%	51.58%	7.82%	5.80%
Class R6[2]	41.74%	51.75%	7.94%	6.07%
Class Y2	41.70%	51.57%	7.89%	6.05%
Class F2	41.79%	51.76%	7.94%	5.85%
MSCI EAFE Value Index (Net)	36.00%	40.95%	6.15%	3.26%
MSCI EAFE Index (Net)	28.84%	39.88%	8.87%	5.22%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 02/28/2019. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.23%	1.23%
Class C	1.99%	1.99%
Class I	0.93%	0.93%
Class R3	1.58%	1.58%
Class R4	1.28%	1.28%
Class R5	0.95%	0.95%
Class R6	0.86%	0.86%
Class Y	0.93%	0.92%
Class F	0.86%	0.86%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. These risks may also be greater, and there may be additional risks, if the Fund focuses in a particular geographic region or country, such as Japan. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.6%
Consumer Discretionary	10.5
Consumer Staples	1.9
Energy	10.2
Financials	25.5
Health Care	2.8
Industrials	15.5
Information Technology	5.3
Materials	9.7
Real Estate	1.8
Utilities	1.8

Total	94.6%

Short-Term Investments	7.7
Other Assets & Liabilities	(2.3)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford International/Global Equity Funds

Benchmark Glossary (Unaudited)

MSCI ACWI (All Country World) ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed market countries (excluding the United States) and emerging market countries.

MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI ACWI (All Country World) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed market countries, excluding the U.S. and Canada.

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

9

Hartford International/Global Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2020 through April 30, 2021. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio
Hartford Climate Opportunities Fund

Class A	$1,000.00	$1,326.40	$6.52	$1,000.00	$1,019.19	$5.66	1.13%
Class C	$1,000.00	$1,321.50	$11.05	$1,000.00	$1,015.27	$9.59	1.92%
Class I	$1,000.00	$1,328.80	$4.97	$1,000.00	$1,020.53	$4.31	0.86%
Class R3	$1,000.00	$1,327.10	$5.54	$1,000.00	$1,020.03	$4.81	0.96%
Class R4	$1,000.00	$1,327.60	$5.42	$1,000.00	$1,020.13	$4.71	0.94%
Class R5	$1,000.00	$1,328.80	$4.62	$1,000.00	$1,020.83	$4.01	0.80%
Class R6	$1,000.00	$1,329.20	$3.98	$1,000.00	$1,021.37	$3.46	0.69%
Class Y	$1,000.00	$1,328.20	$4.50	$1,000.00	$1,020.93	$3.91	0.78%
Class F	$1,000.00	$1,329.80	$3.99	$1,000.00	$1,021.37	$3.46	0.69%

Hartford Emerging Markets Equity Fund

Class A	$1,000.00	$1,251.90	$7.87	$1,000.00	$1,017.80	$7.05	1.41%
Class C	$1,000.00	$1,247.50	$12.26	$1,000.00	$1,013.89	$10.99	2.20%
Class I	$1,000.00	$1,255.50	$6.10	$1,000.00	$1,019.39	$5.46	1.09%
Class R3	$1,000.00	$1,251.20	$9.38	$1,000.00	$1,016.46	$8.40	1.68%
Class R4	$1,000.00	$1,252.60	$7.76	$1,000.00	$1,017.90	$6.95	1.39%
Class R5	$1,000.00	$1,254.00	$6.15	$1,000.00	$1,019.34	$5.51	1.10%
Class R6	$1,000.00	$1,255.80	$5.48	$1,000.00	$1,019.94	$4.91	0.98%
Class Y	$1,000.00	$1,254.90	$6.09	$1,000.00	$1,019.39	$5.46	1.09%
Class F	$1,000.00	$1,256.10	$5.48	$1,000.00	$1,019.94	$4.91	0.98%

10

Hartford International/Global Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio
Hartford Global Impact Fund

Class A	$1,000.00	$1,273.10	$6.59	$1,000.00	$1,018.99	$5.86	1.17%
Class C	$1,000.00	$1,267.50	$10.79	$1,000.00	$1,015.27	$9.59	1.92%
Class I	$1,000.00	$1,275.00	$4.74	$1,000.00	$1,020.63	$4.21	0.84%
Class R3	$1,000.00	$1,271.00	$7.88	$1,000.00	$1,017.85	$7.00	1.40%
Class R4	$1,000.00	$1,273.00	$6.20	$1,000.00	$1,019.34	$5.51	1.10%
Class R5	$1,000.00	$1,275.10	$4.51	$1,000.00	$1,020.83	$4.01	0.80%
Class R6	$1,000.00	$1,276.40	$3.89	$1,000.00	$1,021.37	$3.46	0.69%
Class Y	$1,000.00	$1,275.50	$4.46	$1,000.00	$1,020.88	$3.96	0.79%
Class F	$1,000.00	$1,276.00	$3.89	$1,000.00	$1,021.37	$3.46	0.69%

Hartford International Equity Fund

Class A	$1,000.00	$1,273.20	$5.30	$1,000.00	$1,020.13	$4.71	0.94%
Class C	$1,000.00	$1,268.60	$9.79	$1,000.00	$1,016.17	$8.70	1.74%
Class I	$1,000.00	$1,275.50	$3.44	$1,000.00	$1,021.77	$3.06	0.61%
Class R3	$1,000.00	$1,272.10	$6.82	$1,000.00	$1,018.79	$6.06	1.21%
Class R4	$1,000.00	$1,274.00	$5.24	$1,000.00	$1,020.18	$4.66	0.93%
Class R5	$1,000.00	$1,275.80	$3.55	$1,000.00	$1,021.67	$3.16	0.63%
Class R6	$1,000.00	$1,276.20	$2.99	$1,000.00	$1,022.17	$2.66	0.53%
Class Y	$1,000.00	$1,275.40	$3.55	$1,000.00	$1,021.67	$3.16	0.63%
Class F	$1,000.00	$1,276.00	$2.99	$1,000.00	$1,022.17	$2.66	0.53%

The Hartford International Growth Fund

Class A	$1,000.00	$1,243.60	$6.95	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,239.30	$11.38	$1,000.00	$1,014.63	$10.24	2.05%
Class I	$1,000.00	$1,245.70	$5.57	$1,000.00	$1,019.84	$5.01	1.00%
Class R3	$1,000.00	$1,242.90	$8.45	$1,000.00	$1,017.26	$7.60	1.52%
Class R4	$1,000.00	$1,244.00	$6.90	$1,000.00	$1,018.65	$6.21	1.24%
Class R5	$1,000.00	$1,245.90	$5.18	$1,000.00	$1,020.18	$4.66	0.93%
Class R6	$1,000.00	$1,246.80	$4.62	$1,000.00	$1,020.68	$4.16	0.83%
Class Y	$1,000.00	$1,246.40	$5.18	$1,000.00	$1,020.18	$4.66	0.93%
Class F	$1,000.00	$1,247.10	$4.62	$1,000.00	$1,020.68	$4.16	0.83%

The Hartford International Opportunities Fund

Class A	$1,000.00	$1,232.70	$5.98	$1,000.00	$1,019.44	$5.41	1.08%
Class C	$1,000.00	$1,227.80	$10.27	$1,000.00	$1,015.57	$9.30	1.86%
Class I	$1,000.00	$1,235.20	$4.21	$1,000.00	$1,021.03	$3.81	0.76%
Class R3	$1,000.00	$1,231.10	$7.74	$1,000.00	$1,017.85	$7.00	1.40%
Class R4	$1,000.00	$1,232.90	$6.03	$1,000.00	$1,019.39	$5.46	1.09%
Class R5	$1,000.00	$1,234.60	$4.38	$1,000.00	$1,020.88	$3.96	0.79%
Class R6	$1,000.00	$1,235.30	$3.82	$1,000.00	$1,021.37	$3.46	0.69%
Class Y	$1,000.00	$1,234.70	$4.21	$1,000.00	$1,021.03	$3.81	0.76%
Class F	$1,000.00	$1,235.90	$3.83	$1,000.00	$1,021.37	$3.46	0.69%

The Hartford International Value Fund

Class A	$1,000.00	$1,415.70	$7.43	$1,000.00	$1,018.65	$6.21	1.24%
Class C	$1,000.00	$1,409.30	$12.01	$1,000.00	$1,014.83	$10.04	2.01%
Class I	$1,000.00	$1,417.30	$5.87	$1,000.00	$1,019.94	$4.91	0.98%
Class R3	$1,000.00	$1,413.30	$9.04	$1,000.00	$1,017.31	$7.55	1.51%
Class R4	$1,000.00	$1,414.20	$7.54	$1,000.00	$1,018.55	$6.31	1.26%
Class R5	$1,000.00	$1,416.40	$5.63	$1,000.00	$1,020.13	$4.71	0.94%
Class R6	$1,000.00	$1,417.40	$5.15	$1,000.00	$1,020.53	$4.31	0.86%
Class Y	$1,000.00	$1,417.00	$5.45	$1,000.00	$1,020.28	$4.56	0.91%
Class F	$1,000.00	$1,417.90	$5.16	$1,000.00	$1,020.53	$4.31	0.86%

11

Hartford Climate Opportunities Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8%
	Austria - 0.6%
5,142	Lenzing AG*	$678,788

	Belgium - 0.8%
15,949	Umicore S.A.	969,102

	Chile - 0.7%
35,241	Antofagasta plc	907,813

	China - 2.0%
1,668,107	China Longyuan Power Group Corp. Ltd. Class H	2,453,002

	Denmark - 1.5%
43,115	Vestas Wind Systems A/S	1,799,769

	France - 5.8%
25,527	Alstom S.A.*	1,394,070
24,600	Cie de Saint-Gobain*	1,552,140
10,790	Legrand S.A.	1,050,297
7,573	Schneider Electric SE	1,208,316
60,020	Veolia Environnement S.A.	1,914,339

		7,119,162

	Germany - 5.4%
13,825	Bayerische Motoren Werke AG	1,385,406
20,942	Infineon Technologies AG	839,785
6,804	Knorr-Bremse AG	834,008
6,445	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,862,179
10,465	Siemens AG	1,745,927

		6,667,305

	Ireland - 1.5%
8,168	Kingspan Group plc	726,503
6,535	Trane Technologies plc	1,135,979

		1,862,482

	Israel - 0.3%
1,263	SolarEdge Technologies, Inc.*	332,851

	Italy - 1.7%
134,630	Enel S.p.A.	1,336,785
22,794	Prysmian S.p.A.	713,146

		2,049,931

	Japan - 7.9%
6,900	Daifuku Co., Ltd.	682,012
9,400	Daikin Industries Ltd.	1,896,118
26,528	East Japan Railway Co.	1,816,840
900	Keyence Corp.	432,047
42,300	Kubota Corp.	995,140
22,400	Nabtesco Corp.	1,007,989
2,500	Nidec Corp.	288,672
76,945	Sekisui Chemical Co., Ltd.	1,341,566
3,200	Shimano, Inc.	731,696
22,600	Sumitomo Forestry Co., Ltd.	521,835

		9,713,915

	Netherlands - 1.0%
15,630	Aalberts N.V.	844,425
5,168	Alfen Beheer B.V.*(1)	410,602

		1,255,027

	Norway - 2.0%
14,706	Borregaard ASA	323,617
34,967	Marine Harvest ASA	862,639
89,746	NEL ASA*	259,851
87,141	Norsk Hydro ASA	554,895
9,938	Tomra Systems ASA	496,477

		2,497,479

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	South Korea - 1.6%
10,831	Samsung Electronics Co., Ltd.	$789,423
1,744	Samsung SDI Co., Ltd.	1,017,938
1,000	SK IE Technology Co., Ltd.*(1)	94,395

		1,901,756

	Spain - 4.4%
8,868	Acciona S.A.	1,541,631
33,556	Atlantica Sustainable Infrastructure plc	1,293,584
97,277	Iberdrola S.A.	1,314,596
24,463	Siemens Gamesa Renewable Energy S.A.*	883,599
28,302	Soltec Power Holdings S.A.*(2)	290,923

		5,324,333

	Sweden - 1.8%
17,658	Hexagon AB Class B	1,686,673
14,030	Nibe Industrier AB Class B	512,390

		2,199,063

	Switzerland - 1.9%
44,691	ABB Ltd.	1,451,660
9,797	Swiss Re AG	909,564

		2,361,224

	Taiwan - 1.0%
116,000	Chroma ATE, Inc.	801,594
29,000	Giant Manufacturing Co., Ltd.	368,266

		1,169,860

	United Kingdom - 8.3%
10,393	Croda International plc	970,913
46,956	ITM Power plc*	337,243
34,373	Johnson Matthey plc	1,542,467
192,139	Kingfisher plc*	948,525
260,931	National Grid plc	3,289,176
40,013	Persimmon plc	1,730,983
16,645	Spectris plc	747,692
101,843	Trainline plc*(1)	641,504

		10,208,503

	United States - 43.6%
5,217	Acuity Brands, Inc.	967,858
19,500	AECOM*	1,295,385
996	Alphabet, Inc. Class A*	2,344,086
589	Amazon.com, Inc.*	2,042,310
6,000	Aptiv plc*	863,340
4,675	Array Technologies, Inc.*	131,648
10,922	Aspen Technology, Inc.*	1,429,034
2,758	Autodesk, Inc.*	805,088
33,485	Avangrid, Inc.	1,704,386
7,098	Ball Corp.	664,657
3,938	Beyond Meat, Inc.*(2)	518,556
18,899	Consolidated Edison, Inc.	1,462,972
5,478	Danaher Corp.	1,391,083
18,995	Darling Ingredients, Inc.*	1,319,203
7,648	Deere & Co.	2,836,261
6,743	Eaton Corp. plc	963,777
2,844	Ecolab, Inc.	637,397
19,229	Eversource Energy	1,657,924
20,881	First Solar, Inc.*	1,598,023
12,915	FMC Corp.	1,527,070
28,186	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,476,946
4,571	Hubbell, Inc.	877,678
3,401	IPG Photonics Corp.*	738,391
3,851	Itron, Inc.*	346,359
25,433	Kroger Co.	929,322
4,302	Lindsay Corp.	713,186

The accompanying notes are an integral part of these financial statements.

12

Hartford Climate Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	United States - 43.6% - (continued)
7,334	Lowe’s Cos., Inc.	$1,439,298
7,871	Microsoft Corp.	1,984,909
3,836	Moody’s Corp.	1,253,260
14,503	NextEra Energy, Inc.	1,124,128
12,135	Owens Corning	1,174,789
4,212	S&P Global, Inc.	1,644,323
16,832	Sunnova Energy International, Inc.*	594,506
7,391	Texas Instruments, Inc.	1,334,149
9,503	TPI Composites, Inc.*	505,084
15,322	Trimble, Inc.*	1,256,404
4,826	Union Pacific Corp.	1,071,806
8,427	Verisk Analytics, Inc.	1,585,961
12,696	Waste Management, Inc.	1,751,667
25,902	Westinghouse Air Brake Technologies Corp.	2,125,777
55,062	Weyerhaeuser Co., REIT	2,134,754
9,431	Xylem, Inc.	1,043,540

		53,266,295

	Total Common Stocks (cost $90,814,230)	$114,737,660

WARRANTS - 0.2%
	Switzerland - 0.2%
5,281	Beijing Sinohytec Co., Ltd.*	$219,795

	Total Warrants (cost $229,422)	$219,795

	Total Long-Term Investments (cost $91,043,652)	$114,957,455

SHORT-TERM INVESTMENTS - 4.1%
	Other Investment Pools & Funds - 1.6%
1,955,977	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(3)	$1,955,977

	Repurchase Agreements - 2.2%
2,632,672	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $2,632,673; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $2,685,382	2,632,672

	Securities Lending Collateral - 0.3%
51,244	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	51,244
359,446	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	359,446

		410,690

	Total Short-Term Investments (cost $4,999,339)	$4,999,339

Total Investments (cost $96,042,991)	98.1%	$119,956,794
Other Assets and Liabilities	1.9%	2,288,326

Total Net Assets	100.0%	$122,245,120

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $1,146,501, representing 0.9% of net assets.

(2)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

13

Hartford Climate Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$678,788	$—	$678,788	$—
Belgium	969,102	—	969,102	—
Chile	907,813	—	907,813	—
China	2,453,002	—	2,453,002	—
Denmark	1,799,769	1,799,769	—	—
France	7,119,162	—	7,119,162	—
Germany	6,667,305	—	6,667,305	—
Ireland	1,862,482	1,135,979	726,503	—
Israel	332,851	332,851	—	—
Italy	2,049,931	—	2,049,931	—
Japan	9,713,915	—	9,713,915	—
Netherlands	1,255,027	—	1,255,027	—
Norway	2,497,479	—	2,497,479	—
South Korea	1,901,756	—	1,901,756	—
Spain	5,324,333	1,584,507	3,739,826	—
Sweden	2,199,063	—	2,199,063	—
Switzerland	2,361,224	—	2,361,224	—
Taiwan	1,169,860	—	1,169,860	—
United Kingdom	10,208,503	—	10,208,503	—
United States	53,266,295	53,266,295	—	—
Warrants	219,795	219,795	—	—
Short-Term Investments	4,999,339	2,366,667	2,632,672	—

Total	$119,956,794	$60,705,863	$59,250,931	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

14

Hartford Emerging Markets Equity Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Brazil - 3.1%
75,300	Banco do Brasil S.A.	$410,875
51,000	Cia de Saneamento de Minas Gerais-COPASA	157,824
273,300	Cia Energetica de Minas Gerais	696,325
25,700	Cia Siderurgica Nacional S.A.	232,727
358,800	CPFL Energia S.A.	1,938,638
164,400	Even Construtora e Incorporadora S.A.	292,358
288,324	JBS S.A.	1,598,719
206,100	Marfrig Global Foods S.A.	735,685
68,300	Qualicorp Consultoria e Corretora de Seguros S.A.	340,114
121,000	Sao Martinho S.A.	694,318
150,000	SLC Agricola S.A.	1,347,281
115,700	Suzano S.A.*	1,462,637
264,600	Vale S.A.	5,310,462

		15,217,963

	Cayman Islands - 0.4%
152,000	Wuxi Biologics Cayman, Inc.*(1)	2,133,745

	Chile - 0.2%
294,522	Cencosud S.A.	611,438
16,806	Empresas COPEC S.A.	180,987

		792,425

	China - 35.4%
260,000	Agile Group Holdings Ltd.	406,165
7,064,131	Agricultural Bank of China Ltd. Class H	2,736,780
94,535	Alibaba Group Holding Ltd. ADR*	21,832,858
840,000	Aluminum Corp. of China Ltd. Class H*	434,058
440,821	Anhui Conch Cement Co., Ltd. Class H	2,631,107
94,000	ANTA Sports Products Ltd.	1,676,810
1,011,500	BAIC Motor Corp. Ltd. Class H(1)	365,701
22,521	Baidu, Inc. ADR*	4,736,842
22,901,205	Bank of China Ltd. Class H	9,086,006
6,206,224	Bank of Communications Co., Ltd. Class H	3,962,625
2,376,413	Baoshan Iron & Steel Co., Ltd. Class A	3,158,693
87,500	BYD Co., Ltd. Class H	1,819,520
4,158,345	China Cinda Asset Management Co., Ltd. Class H	817,386
5,685,137	China CITIC Bank Corp. Ltd. Class H	2,967,853
5,489,102	China Construction Bank Corp. Class H	4,332,776
1,081,000	China Everbright Bank Co., Ltd. Class H	451,402
583,000	China Feihe Ltd.(1)	1,656,539
1,321,500	China Galaxy Securities Co., Ltd. Class H	785,409
134,900	China Jushi Co., Ltd. Class A	373,548
44,000	China Life Insurance Co., Ltd. Class H	89,195
1,271,000	China Medical System Holdings Ltd.	2,935,671
114,000	China Meidong Auto Holdings Ltd.	568,474
492,000	China Mengniu Dairy Co., Ltd.*	2,633,232
642,000	China National Building Material Co., Ltd. Class H	927,107
556,000	China Petroleum & Chemical Corp. Class H	274,222
2,119,500	China Railway Group Ltd. Class A	1,762,829
1,338,000	China Resources Pharmaceutical Group Ltd.(1)	901,015
425,000	China Shenhua Energy Co., Ltd. Class H	885,230
28,034	China Tourism Group Duty Free Corp. Ltd. Class A	1,345,313
775,500	COSCO Shipping Holdings Co., Ltd. Class H*	1,381,612
105,000	Country Garden Services Holdings Co., Ltd.	1,099,964
83,000	CSC Financial Co., Ltd. Class H(1)	96,640
769,677	Daqin Railway Co., Ltd. Class A	817,613
5,145	Daqo New Energy Corp. ADR*	414,121
98,800	ENN Energy Holdings Ltd.	1,685,980
2,097,989	Focus Media Information Technology Co., Ltd. Class A	3,484,612
89,600	Fuyao Glass Industry Group Co., Ltd. Class H(1)	518,735
613,000	GF Securities Co., Ltd.	885,900
520,500	Great Wall Motor Co., Ltd. Class H	1,292,179
887,200	Guangzhou R&F Properties Co., Ltd. Class H	1,132,359
422,200	Guotai Junan Securities Co., Ltd. Class H(1)	599,428
152,000	Haitian International Holdings Ltd.	618,426

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	China - 35.4% - (continued)
1,966,400	Hunan Valin Steel Co., Ltd. Class A	$2,380,362
33,089	JD.com, Inc. ADR*	2,559,765
25,900	Jiangsu Hengli Hydraulic Co., Ltd. Class A	343,020
26,600	JiuGui Liquor Co., Ltd. Class A	812,543
226,000	Jiumaojiu International Holdings Ltd.*(1)	941,666
1,070	JOYY, Inc.	101,714
1,498,000	Kaisa Group Holdings Ltd.*(2)	650,175
3,350,000	Lenovo Group Ltd.	4,577,285
133,500	Li Ning Co., Ltd.	1,083,443
18,200	LONGi Green Energy Technology Co., Ltd. Class A	277,641
4,900	Lufax Holding Ltd. ADR*	58,310
30,500	Luzhou Laojiao Co., Ltd. Class A	1,198,560
174,700	Meituan Dianping Class B*(1)	6,686,517
2,298,600	Metallurgical Corp. of China Ltd. Class A	1,090,661
2,430	NetEase, Inc. ADR	272,306
434,529	New China Life Insurance Co., Ltd. Class H	1,669,335
87,892	NIO, Inc. ADR*	3,501,617
6,721,098	People’s Insurance Co., Group of China Ltd. Class H	2,297,612
4,322,000	PetroChina Co., Ltd. Class A	2,832,581
44,200	Pharmaron Beijing Co., Ltd. Class H(1)	912,584
20,407	Pinduoduo, Inc. ADR*	2,733,110
425,141	Sany Heavy Industry Co., Ltd. Class A	2,019,030
353,600	Shaanxi Coal Industry Co., Ltd. Class A	612,407
108,602	Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	652,334
48,241	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	3,040,198
218,400	Sinopharm Group Co., Ltd. Class H	673,621
941,749	Sinotruk Hong Kong Ltd.	2,313,981
7,000	Smoore International Holdings Ltd.*(1)	49,386
83,100	Sungrow Power Supply Co., Ltd. Class A	1,146,350
64,200	Suofeiya Home Collection Co., Ltd. Class A	288,191
292,080	Tencent Holdings Ltd.	23,299,803
146,000	Tianneng Power International Ltd.	267,701
146,000	Tsingtao Brewery Co., Ltd. Class H	1,322,262
550,000	Uni-President China Holdings Ltd.	668,121
63,200	Vipshop Holdings Ltd. ADR*	1,944,664
29,600	Wanhua Chemical Group Co., Ltd. Class A	468,049
530,000	Yadea Group Holdings Ltd.(1)	1,160,305
924,000	Yanzhou Coal Mining Co., Ltd. Class H	1,100,855
8,554	Yum China Holdings, Inc.	538,218
384,000	Zhejiang Expressway Co., Ltd. Class H	333,793
316,500	Zhongsheng Group Holdings Ltd.	2,393,986
775,200	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,071,571

		172,927,568

	Greece - 0.1%
30,205	Hellenic Telecommunications Organization S.A.	512,205

	Hong Kong - 0.7%
190,000	China Everbright Ltd.	226,741
205,000	Kingboard Holdings Ltd.	1,210,619
95,500	Kingboard Laminates Holdings Ltd.	238,209
514,000	TCL Electronics Holdings Ltd.*	379,444
219,000	Wharf Holdings Ltd.	664,266
3,448,302	Yuexiu Property Co., Ltd.	797,190

		3,516,469

	Hungary - 0.3%
28,981	OTP Bank Nyrt*	1,302,836

	India - 8.9%
41,698	Adani Enterprises Ltd.	650,912
23,836	Adani Green Energy Ltd.*	327,440
323,088	Adani Ports & Special Economic Zone Ltd.	3,177,574
81,930	Balkrishna Industries Ltd.	1,956,071

The accompanying notes are an integral part of these financial statements.

15

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	India - 8.9% - (continued)
577,973	Bharat Electronics Ltd.	$1,025,693
48,391	Cipla Ltd.	594,111
164,127	Crompton Greaves Consumer Electricals Ltd.	850,957
19,800	Dixon Technologies India Ltd.	1,121,036
20,701	Dr Lal PathLabs Ltd.(1)	818,295
20,373	Eicher Motors Ltd.	664,838
42,480	Escorts Ltd.	640,073
113,926	Exide Industries Ltd.	273,098
117,631	Havells India Ltd.	1,569,485
434,896	HCL Technologies Ltd.	5,269,394
275,182	ICICI Bank Ltd.*	2,229,103
37,752	Infosys Ltd.	686,093
81,823	JSW Steel Ltd.	790,541
23,424	L&T Technology Services Ltd.(1)	861,580
14,681	Larsen & Toubro Infotech Ltd.(1)	769,846
250,497	Laurus Labs Ltd.(1)	1,528,512
44,401	Mindtree Ltd.	1,260,730
405,364	NBCC India Ltd.	221,595
771,267	Oil & Natural Gas Corp. Ltd.	1,120,576
1,326	Page Industries Ltd.	530,335
85,081	Petronet LNG Ltd.	275,211
793,808	Power Finance Corp. Ltd.	1,159,551
575,754	Power Grid Corp. of India Ltd.	1,708,259
712,835	State Bank of India*	3,391,068
211,860	Sun TV Network Ltd.	1,550,678
29,145	Tata Elxsi Ltd.	1,367,436
99,812	Tata Steel Ltd.	1,388,356
168,359	Vedanta Ltd.	583,298
23,502	Voltas Ltd.	303,139
456,851	Wipro Ltd.	3,021,474

		43,686,358

	Indonesia - 0.0%
137,800	United Tractors Tbk PT	201,683

	Malaysia - 1.4%
157,600	Hartalega Holdings Bhd	394,868
1,399,600	Inari Amertron Bhd	1,174,528
1,040,600	Kossan Rubber Industries	1,125,229
454,100	Malayan Banking Bhd	912,024
576,800	Press Metal Aluminium Holdings Bhd	731,657
266,100	Supermax Corp. Bhd	390,581
444,400	Telekom Malaysia Bhd	619,076
1,042,600	Top Glove Corp. Bhd	1,435,074

		6,783,037

	Mexico - 1.3%
1,065,612	Fibra Uno Administracion S.A. de C.V. REIT	1,315,116
332,400	Grupo Bimbo S.A.B. de C.V. Class A	663,586
986,900	Grupo Mexico S.A.B. de C.V. Class B	4,476,298

		6,455,000

	Poland - 0.9%
4,417	Dino Polska S.A.*(1)	286,570
64,089	KGHM Polska Miedz S.A.*	3,280,018
524,031	Polskie Gornictwo Naftowe i Gazownictwo S.A.	908,373

		4,474,961

	Qatar - 0.6%
1,234,504	Barwa Real Estate Co.	1,095,395
116,529	Ooredoo QPSC	226,693
54,186	Qatar Electricity & Water Co. QSC	255,973
545,168	Qatar Gas Transport Co., Ltd.	471,804
1,561,412	United Development Co. QSC	681,429

		2,731,294

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Russia - 3.1%
19,100	LUKOIL PJSC ADR	$1,461,862
16,706	Magnit PJSC GDR	235,304
46,000	PhosAgro PJSC GDR	845,020
468,200	Sberbank of Russia PJSC ADR	7,370,978
710,920	Surgutneftegas PJSC ADR	3,182,603
1,401,618	VTB Bank PJSC GDR	1,857,867

		14,953,634

	South Africa - 3.9%
86,711	African Rainbow Minerals Ltd.	1,618,599
19,015	Anglo American Platinum Ltd.	2,596,701
70,262	Exxaro Resources Ltd.(2)	738,835
41,577	Impala Platinum Holdings Ltd.	776,909
113,531	Investec Ltd.	431,649
37,221	Kumba Iron Ore Ltd.	1,686,750
99,910	Mr. Price Group Ltd.	1,249,863
337,606	MTN Group Ltd.*	2,135,936
137,731	MultiChoice Group Ltd.	1,185,313
17,433	Naspers Ltd. Class N	3,967,402
21,226	Northam Platinum Ltd.*	365,015
45,287	Sasol Ltd.*	761,863
152,378	Shoprite Holdings Ltd.	1,519,209

		19,034,044

	South Korea - 13.9%
137,511	BNK Financial Group, Inc.	947,369
1,982	CJ CheilJedang Corp.	703,505
263	Daelim Industrial Co., Ltd.	22,285
65,653	Daewoo Engineering & Construction Co., Ltd.*	434,230
197,663	DGB Financial Group, Inc.	1,572,473
21,769	E-Mart, Inc.	3,271,845
33,057	Hana Financial Group, Inc.	1,354,986
1,960	Hyundai Mobis Co., Ltd.	474,375
3,721	Hyundai Motor Co.	707,555
186,726	Industrial Bank of Korea	1,625,195
50,149	Kakao Corp.	5,106,510
122,300	KB Financial Group, Inc.	6,020,654
81,671	Kia Motors Corp.	5,664,894
1,933	KIWOOM Securities Co., Ltd.	228,878
8,113	Korea Investment Holdings Co., Ltd.	814,448
82,069	KT Corp. ADR	1,034,069
65,000	KT Corp.	1,654,174
2,719	LG Chem Ltd.	2,269,787
23,201	LG Electronics, Inc.	3,259,557
43,097	Mirae Asset Daewoo Co., Ltd.	386,094
955	NAVER Corp.	307,531
4,982	POSCO	1,628,190
18,940	Samsung Electro-Mechanics Co., Ltd.	3,026,809
267,290	Samsung Electronics Co., Ltd.	19,481,560
4,349	Silicon Works Co., Ltd.	371,968
23,619	SK Hynix, Inc.	2,694,486
9,671	SK Telecom Co., Ltd.	2,634,129
48,977	Woori Financial Group, Inc.	470,759

		68,168,315

	Taiwan - 16.1%
1,034,000	Acer, Inc.	1,263,749
99,000	ASE Technology Holding, Co., Ltd.	413,695
3,884,000	Cathay Financial Holding Co., Ltd.	7,250,785
45,000	Eclat Textile Co., Ltd.	861,627
456,000	Elan Microelectronics Corp.	3,460,744
661,000	Evergreen Marine Corp. Taiwan Ltd.*	1,859,612
3,794,000	Fubon Financial Holding Co., Ltd.	8,693,692
42,000	Giant Manufacturing Co., Ltd.	533,351
147,000	Hon Hai Precision Industry Co., Ltd.	604,324

The accompanying notes are an integral part of these financial statements.

16

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Taiwan - 16.1% - (continued)
265,086	Lite-On Technology Corp.	$600,742
160,182	Makalot Industrial Co., Ltd.	1,404,954
141,959	MediaTek, Inc.	5,951,285
386,000	Nantex Industry Co., Ltd.	1,890,062
142,000	Novatek Microelectronics Corp.	3,132,910
36,000	Phison Electronics Corp.	770,536
1,054,000	Quanta Computer, Inc.	3,689,001
59,000	Realtek Semiconductor Corp.	1,113,029
117,000	Taiwan Paiho Ltd.	403,932
1,277,176	Taiwan Semiconductor Manufacturing Co., Ltd.	26,896,825
2,996,724	United Microelectronics Corp.	5,976,994
610,000	USI Corp.	900,634
279,000	Wistron Corp.	324,874
636,000	Yuanta Financial Holding Co., Ltd.	589,908

		78,587,265

	Thailand - 3.2%
1,761,800	Charoen Pokphand Foods PCL	1,640,857
467,400	Com7 PCL	1,107,049
697,400	Kasikornbank PCL	2,974,435
485,300	Kiatnakin Bank PCL	907,868
1,258,500	Polyplex Thailand PCL	1,141,794
612,000	PTT Exploration & Production PCL	2,338,916
497,000	PTT PCL	638,458
61,000	Siam Commercial Bank PCL	205,701
96,700	Sri Trang Agro-Industry PCL	146,739
415,100	Thai Beverage PCL	222,848
3,957,900	Thai Union Group PCL Class F	1,919,367
908,100	Thai Vegetable Oil PCL	1,035,329
447,700	Tisco Financial Group PCL	1,329,980

		15,609,341

	Turkey - 0.5%
296,367	Arcelik A.S.	1,230,493
109,992	BIM Birlesik Magazalar A.S.	863,594
33,077	Migros Ticaret AS*	145,142
94,731	Turkcell Iletisim Hizmetleri AS	169,809
208,704	Turkiye Is Bankasi A.S. Class C	123,251

		2,532,289

	United Arab Emirates - 2.2%
559,945	Abu Dhabi Islamic Bank PJSC	733,995
3,583,547	Aldar Properties PJSC	3,415,120
477,665	Dubai Islamic Bank PJSC	577,866
639,305	Emirates NBD Bank PJSC	2,165,998
1,041,919	First Abu Dhabi Bank PJSC	4,032,409

		10,925,388

	Total Common Stocks (cost $357,649,224)	$470,545,820

PREFERRED STOCKS - 1.7%
	Brazil - 1.7%
273,300	Cia de Transmissao de Energia Eletrica Paulista	$1,358,437
2,080,000	Cia Paranaense de Energia	2,397,032
995,100	Petroleo Brasileiro S.A.	4,326,960

		8,082,429

	Total Preferred Stocks (cost $8,611,128)	$8,082,429

	Total Long-Term Investments (cost $366,260,352)	$478,628,249

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.0%
5,049,456	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $5,049,458; collateralized by U.S. Treasury Note at 1.25%, maturing 03/31/2028, with a market value of $5,150,532	$5,049,456

	Securities Lending Collateral - 0.2%
97,000	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	97,000
680,386	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	680,386

		777,386

	Total Short-Term Investments (cost $5,826,842)	$5,826,842

Total Investments (cost $372,087,194)	99.1%	$484,455,091
Other Assets and Liabilities	0.9%	4,529,149

Total Net Assets	100.0%	$488,984,240

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $20,287,064, representing 4.1% of net assets.

(2)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

17

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	109	06/18/2021	$7,284,470	$(47,427)

Total futures contracts				$(47,427)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$15,217,963	$15,217,963	$—	$—
Cayman Islands	2,133,745	—	2,133,745	—
Chile	792,425	792,425	—	—
China	172,927,568	38,693,525	134,234,043	—
Greece	512,205	—	512,205	—
Hong Kong	3,516,469	—	3,516,469	—
Hungary	1,302,836	—	1,302,836	—
India	43,686,358	—	43,686,358	—
Indonesia	201,683	—	201,683	—
Malaysia	6,783,037	—	6,783,037	—
Mexico	6,455,000	6,455,000	—	—
Poland	4,474,961	—	4,474,961	—
Qatar	2,731,294	937,402	1,793,892	—
Russia	14,953,634	1,080,324	13,873,310	—
South Africa	19,034,044	2,258,044	16,776,000	—
South Korea	68,168,315	1,034,069	67,134,246	—
Taiwan	78,587,265	1,404,954	77,182,311	—
Thailand	15,609,341	12,412,058	3,197,283	—
Turkey	2,532,289	1,033,403	1,498,886	—
United Arab Emirates	10,925,388	—	10,925,388	—
Preferred Stocks	8,082,429	8,082,429	—	—
Short-Term Investments	5,826,842	777,386	5,049,456	—

Total	$484,455,091	$90,178,982	$394,276,109	$—

Liabilities
Futures Contracts(2)	$(47,427)	$(47,427)	$—	$—

Total	$(47,427)	$(47,427)	$—	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

18

Hartford Global Impact Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3%
	Australia - 1.0%
49,125	SEEK Ltd.*	$1,170,754

	Bangladesh - 0.8%
226,114	GrameenPhone Ltd.	904,189

	Brazil - 3.2%
356,600	Hapvida Participacoes e Investimentos S.A.(1)	947,948
27,248	StoneCo Ltd. Class A*	1,761,311
210,900	YDUQS Participacoes S.A.	1,136,023

		3,845,282

	Canada - 1.4%
42,622	Brookfield Renewable Partners L.P.	1,675,891

	China - 1.6%
47,800	Hangzhou Tigermed Consulting Co., Ltd. Class H*(1)	936,650
26,975	Niu Technologies ADR*	1,007,786

		1,944,436

	Denmark - 0.8%
22,735	Vestas Wind Systems A/S	949,038

	France - 3.9%
32,946	Nexity S.A.	1,785,465
17,733	Schneider Electric SE	2,829,402

		4,614,867

	Germany - 1.5%
26,888	Vonovia SE	1,766,668

	India - 0.7%
48,256	Shriram Transport Finance Co., Ltd.	872,794

	Indonesia - 1.3%
5,391,900	Bank Rakyat Indonesia Persero Tbk PT	1,508,842

	Ireland - 1.9%
13,064	Trane Technologies plc	2,270,915

	Israel - 1.5%
12,555	CyberArk Software Ltd.*	1,763,978

	Japan - 1.8%
5,700	Eisai Co., Ltd.	371,765
57,948	Katitas Co., Ltd.	1,736,009

		2,107,774

	Kenya - 1.4%
4,501,200	Safaricom plc	1,684,037

	Netherlands - 6.4%
13,512	Koninklijke DSM N.V.	2,422,701
45,711	Koninklijke Philips N.V.*	2,584,643
45,356	Signify N.V.*(1)	2,575,725

		7,583,069

	Puerto Rico - 0.9%
13,588	Popular, Inc.	1,004,968

	South Africa - 2.6%
1,563,162	Old Mutual Ltd.	1,360,648
195,610	Vodacom Group Ltd.	1,695,833

		3,056,481

	South Korea - 1.3%
2,514	Samsung SDI Co., Ltd.	1,467,372
728	SK IE Technology Co., Ltd.*(1)	68,719

		1,536,091

	Spain - 1.8%
12,459	Acciona S.A.	2,165,898

	Sweden - 0.6%
8,387	MIPS AB	678,445

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Switzerland - 1.3%
22,471	Landis+Gyr Group AG*	$1,557,665

	Taiwan - 3.2%
175,000	Chroma ATE, Inc.	1,209,301
62,933	MediaTek, Inc.	2,638,312

		3,847,613

	United Kingdom - 4.7%
20,341	Genus plc	1,428,585
56,397	Hikma Pharmaceuticals plc	1,900,529
78,323	Nomad Foods Ltd.*	2,283,899

		5,613,013

	United States - 49.7%
10,076	Advanced Drainage Systems, Inc.	1,125,086
22,650	Agilent Technologies, Inc.	3,026,946
29,582	agilon health, Inc.*	932,720
12,495	Alexandria Real Estate Equities, Inc. REIT	2,262,845
6,091	Amedisys, Inc.*	1,643,656
23,465	Ball Corp.	2,197,263
28,139	Baxter International, Inc.	2,411,231
19,179	Boston Properties, Inc. REIT	2,097,224
56,022	Boston Scientific Corp.*	2,442,559
72,982	Covanta Holding Corp.	1,097,649
11,685	Danaher Corp.	2,967,289
9,230	Etsy, Inc.*	1,834,832
72,187	Evoqua Water Technologies Corp.*	2,063,104
13,821	First Solar, Inc.*	1,057,721
21,201	Globe Life, Inc.	2,172,890
22,619	GoDaddy, Inc. Class A*	1,963,782
2,774	Illumina, Inc.*	1,089,738
3,595	Insulet Corp.*	1,061,316
18,117	Itron, Inc.*	1,629,443
103,553	Laureate Education, Inc. Class A*	1,423,854
51,469	Mimecast Ltd.*	2,234,784
46,208	Nuance Communications, Inc.*	2,456,879
39,620	OneMain Holdings, Inc.	2,253,189
25,527	Rapid7, Inc.*	2,074,069
6,527	Square, Inc. Class A*	1,597,940
14,106	Sun Communities, Inc. REIT	2,353,304
11,811	Tetra Tech, Inc.	1,507,438
17,769	Upwork, Inc.*	818,440
11,783	Watts Water Technologies, Inc. Class A	1,467,573
25,695	Westinghouse Air Brake Technologies Corp.	2,108,789
15,237	Xylem, Inc.	1,685,974
10,753	Zoetis, Inc.	1,860,592

		58,920,119

	Total Common Stocks (cost $81,782,134)	$113,042,827

SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 2.9%
3,400,694	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $3,400,695; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $3,468,764	$3,400,694

	Total Short-Term Investments (cost $3,400,694)	$3,400,694

Total Investments (cost $85,182,828)	98.2%	$116,443,521
Other Assets and Liabilities	1.8%	2,125,535

Total Net Assets	100.0%	$118,569,056

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.

19

Hartford Global Impact Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $4,529,042, representing 3.8% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$1,170,754	$—	$1,170,754	$—
Bangladesh	904,189	904,189	—	—
Brazil	3,845,282	3,845,282	—	—
Canada	1,675,891	1,675,891	—	—
China	1,944,436	1,007,786	936,650	—
Denmark	949,038	949,038	—	—
France	4,614,867	—	4,614,867	—
Germany	1,766,668	—	1,766,668	—
India	872,794	—	872,794	—
Indonesia	1,508,842	—	1,508,842	—
Ireland	2,270,915	2,270,915	—	—
Israel	1,763,978	1,763,978	—	—
Japan	2,107,774	—	2,107,774	—
Kenya	1,684,037	1,684,037	—	—
Netherlands	7,583,069	—	7,583,069	—
Puerto Rico	1,004,968	1,004,968	—	—
South Africa	3,056,481	—	3,056,481	—
South Korea	1,536,091	—	1,536,091	—
Spain	2,165,898	—	2,165,898	—
Sweden	678,445	—	678,445	—
Switzerland	1,557,665	—	1,557,665	—
Taiwan	3,847,613	—	3,847,613	—
United Kingdom	5,613,013	2,283,899	3,329,114	—
United States	58,920,119	58,920,119	—	—
Short-Term Investments	3,400,694	—	3,400,694	—

Total	$116,443,521	$76,310,102	$40,133,419	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

20

Hartford International Equity Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9%
	Argentina - 0.0%
45,091	YPF S.A. ADR*	$170,444

	Australia - 1.2%
76,044	BHP Group Ltd.	2,767,689
39,645	Commonwealth Bank of Australia	2,713,961
9,047	CSL Ltd.	1,889,868
236,965	OceanaGold Corp.*	395,215
388,222	Resolute Mining Ltd.*(1)	144,368
73,304	Wesfarmers Ltd.	3,055,749
295,879	Western Areas Ltd.	523,470

		11,490,320

	Austria - 0.1%
23,279	Erste Group Bank AG*	827,388
45,735	Zumtobel Group AG*	463,523

		1,290,911

	Belgium - 0.7%
22,530	Ageas S.A.	1,362,611
82,672	AGFA-Gevaert N.V.*	407,013
70,007	Anheuser-Busch InBev S.A.	4,958,768
30,161	bpost S.A.*	320,543

		7,048,935

	Brazil - 1.7%
87,000	B3 S.A. - Brasil Bolsa Balcao	824,827
111,010	Cia de Saneamento Basico do Estado de Sao Paulo	874,257
139,500	Localiza Rent a Car S.A.	1,651,283
656,588	Magazine Luiza S.A.	2,421,086
77,037	Pagseguro Digital Ltd. Class A*	3,523,672
97,167	Petroleo Brasileiro S.A. ADR	823,976
299,993	Vale S.A. ADR	6,035,859

		16,154,960

	Canada - 5.1%
154,917	Advantage Oil & Gas Ltd.*	410,877
78,997	ARC Resources Ltd.	496,804
41,955	Bank of Nova Scotia	2,671,617
52,403	Barrick Gold Corp.	1,116,572
49,230	Cameco Corp.	827,476
72,446	Canadian National Railway Co.	7,799,519
46,894	Centerra Gold, Inc.	432,639
40,849	Eldorado Gold Corp.*	403,180
69,002	Enbridge, Inc.	2,661,502
75,804	Fortis, Inc.	3,381,470
64,526	IAMGOLD Corp.*	201,966
29,901	Intact Financial Corp.	3,974,474
92,838	Kinross Gold Corp.	653,579
14,306	Lululemon Athletica, Inc.*	4,796,373
36,232	Royal Bank of Canada	3,457,980
4,995	Shopify, Inc. Class A*	5,903,415
52,681	Sun Life Financial, Inc.	2,842,027
46,066	Toronto-Dominion Bank	3,166,885
24,283	Tourmaline Oil Corp.	523,927
221,529	Trican Well Service Ltd.*(1)	380,284
98,384	Uranium Participation Corp.*	429,827
46,038	Wheaton Precious Metals Corp.	1,909,838

		48,442,231

	China - 9.8%
62,722	Alibaba Group Holding Ltd. ADR*	14,485,646
174,176	Anhui Conch Cement Co., Ltd. Class H	1,039,596
45,600	ANTA Sports Products Ltd.	813,431
12,434	Baidu, Inc. ADR*	2,615,243
1,912,229	China BlueChemical Ltd. Class H	540,642
6,306,540	China Construction Bank Corp. Class H	4,978,014
1,031,033	China Machinery Engineering Corp. Class H	461,304
559,083	China Merchants Bank Co., Ltd. Class H	4,490,784

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	China - 9.8% - (continued)
7,511,130	China Reinsurance Group Corp. Class H	$782,313
861,263	China Vanke Co., Ltd. Class H	3,011,755
3,863,545	CSPC Pharmaceutical Group Ltd.	4,768,922
3,660,988	Dongfeng Motor Group Co., Ltd. Class H	3,181,752
85,030	ENN Energy Holdings Ltd.	1,451,000
261,027	Haier Smart Home Co., Ltd. Class A	1,332,663
168,345	Jiangsu Hengrui Medicine Co., Ltd. Class A	2,180,640
568,900	Jinyu Bio-Technology Co., Ltd. Class A	1,913,157
24,543	JOYY, Inc.	2,333,058
212,200	Livzon Pharmaceutical Group, Inc. Class A	1,538,972
175,657	New Oriental Education & Technology Group, Inc. ADR*	2,680,526
327,887	Ping An Insurance Group Co., of China Ltd. Class H	3,574,711
1,319,300	Sansteel Minguang Co., Ltd. Fujian Class A	1,665,331
1,016,874	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	2,312,443
126,066	Shenzhou International Group Holdings Ltd.	2,773,325
5,089,500	Sinopec Engineering Group Co., Ltd. Class H	3,141,675
384,000	Sunac China Holdings Ltd.	1,489,444
155,824	Tencent Holdings Ltd.	12,430,391
34,137	Trip.com Group Ltd. ADR*	1,334,074
398,600	Universal Scientific Industrial Shanghai Co., Ltd. Class A	993,635
443,300	Vatti Corp. Ltd. Class A	495,909
175,968	Vipshop Holdings Ltd. ADR*	5,414,535
214,038	Yatsen Holding Ltd. ADR*(1)	2,230,276

		92,455,167

	Cyprus - 0.2%
27,946	Ozon Holdings plc ADR*	1,737,962

	Denmark - 1.3%
465	AP Moller - Maersk A/S Class B	1,156,746
23,740	Carlsberg A/S Class B	4,164,946
38,978	D/S Norden A/S	1,005,090
2,419	Drilling Co.*	101,231
24,676	DSV Panalpina A/S	5,497,569

		11,925,582

	Finland - 0.2%
387,136	Nokia Oyj*	1,833,845

	France - 8.8%
95,114	Accor S.A.*	3,829,877
44,397	Airbus SE*	5,339,168
188,432	AXA S.A.(1)	5,322,266
37,871	BNP Paribas S.A.*	2,428,201
88,914	Bureau Veritas S.A.*	2,659,167
14,577	Capgemini SE	2,671,189
45,224	Cie de Saint-Gobain*	2,853,414
24,347	Criteo S.A. ADR*	967,306
72,332	Danone S.A.	5,105,878
606	Dassault Aviation S.A.*	660,195
33,581	Eiffage S.A.*	3,678,378
122,952	Engie S.A.*	1,831,425
154,529	Groupe Eurotunnel SE*	2,458,152
15,100	Imerys S.A.	784,906
11,666	L’Oreal S.A.	4,776,876
2,301	LVMH Moet Hennessy Louis Vuitton SE	1,733,459
41,433	Metropole Television S.A.*(1)	920,541
112,834	Orange S.A.	1,405,146
31,993	Quadient S.A.	874,430
21,285	Renault S.A.*	857,962
58,143	Rexel S.A.*	1,142,931
50,375	Schneider Electric SE	8,037,621
25,573	SCOR SE*(1)	826,301
54,742	Societe Generale S.A.*	1,557,255
30,693	Sodexo S.A.*	3,070,780
1,546	Sopra Steria Group*	287,727

The accompanying notes are an integral part of these financial statements.

21

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	France - 8.8% - (continued)
108,756	Television Francaise*(1)	$1,073,035
126,028	Total SE	5,570,155
13,454	Vicat S.A.	676,223
45,003	Vinci S.A.	4,938,165
49,995	Worldline S.A.*(2)	4,908,419

		83,246,548

	Germany - 3.8%
39,618	Brenntag SE	3,556,693
110,074	CECONOMY AG*	644,860
4,030	Continental AG*	544,611
23,755	Daimler AG	2,114,165
22,326	Deutsche Boerse AG	3,847,334
37,572	Fresenius Medical Care AG & Co. KGaA	2,991,718
38,283	Fresenius SE & Co. KGaA	1,881,582
11,741	Hamburger Hafen und Logistik AG	289,159
121,059	Infineon Technologies AG	4,854,530
10,963	Merck KGaA	1,926,028
22,655	Metro AG	247,655
14,839	Salzgitter AG*	471,973
20,009	Scout24 AG(2)	1,663,562
22,227	Volkswagen AG	5,787,010
49,532	Zalando SE*(2)	5,151,257

		35,972,137

	Greece - 0.1%
48,448	Hellenic Telecommunications Organization S.A.	821,563

	Hong Kong - 3.8%
437,862	AIA Group Ltd.	5,557,594
1,025,000	Ausnutria Dairy Corp. Ltd.*	1,514,457
1,840,000	China Merchants Port Holdings Co., Ltd.	2,943,729
1,836,178	China Overseas Land & Investment Ltd.	4,647,102
510,417	China Resources Gas Group Ltd.	2,761,651
192,922	CK Asset Holdings Ltd.	1,207,811
129,606	Dah Sing Financial Holdings Ltd.	418,583
12,675,357	G-Resources Group Ltd.*	78,424
772,346	Henderson Land Development Co., Ltd.	3,432,865
106,974	iClick Interactive Asia Group Ltd. ADR*	1,379,965
3,606,620	Pacific Basin Shipping Ltd.*	1,263,794
704,476	PAX Global Technology Ltd.	779,559
1,427,378	Sands China Ltd.*	6,754,437
1,892,745	Sino Biopharmaceutical Ltd.	2,031,138
156,500	Swire Pacific Ltd. Class A	1,260,799

		36,031,908

	Hungary - 0.1%
397,103	Magyar Telekom Telecommunications plc	549,713

	India - 2.1%
244,451	Bharti Airtel Ltd.	1,767,931
188,412	Canara Bank*	351,731
389,378	Dabur India Ltd.	2,826,073
81,766	Hindustan Unilever Ltd.	2,593,417
140,557	ICICI Bank Ltd. ADR*	2,291,079
162,309	Infosys Ltd.	2,949,754
69,309	NTPC Ltd.	95,685
482,713	Oil & Natural Gas Corp. Ltd.	701,335
63,433	Reliance Industries Ltd. GDR(2)	3,431,725
62,957	Tata Consultancy Services Ltd.	2,576,424
146,622	Zee Entertainment Enterprises Ltd.	366,543

		19,951,697

	Indonesia - 0.4%
1,271,927	Bank Central Asia Tbk PT	2,815,741
735,295	Bank Mandiri Persero Tbk PT	313,060
2,426,281	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	218,841

		3,347,642

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Ireland - 1.8%
481,394	AIB Group plc*	$1,406,374
305,317	Bank of Ireland Group plc*	1,789,105
76,871	Experian plc	2,963,495
25,751	Flutter Entertainment plc*	5,276,929
18,690	Linde plc*	5,342,294

		16,778,197

	Italy - 1.9%
77,140	Assicurazioni Generali S.p.A.	1,544,067
317,519	BPER Banca*	723,471
324,141	Davide Campari-Milano N.V.(1)	3,824,994
164,528	Eni S.p.A.	1,959,675
18,906	Ferrari N.V.	4,049,982
64,361	Moncler S.p.A.*	3,944,714
183,084	Saipem S.p.A.(1)	422,139
151,528	UniCredit S.p.A.	1,556,493

		18,025,535

	Japan - 12.7%
23,930	Aeon Delight Co., Ltd.	730,141
13,020	Aisan Industry Co., Ltd.	92,092
8,900	Alps Electric Co., Ltd.	107,820
66,966	Asahi Group Holdings Ltd.	2,800,052
326,790	Astellas Pharma, Inc.	4,918,538
4,460	Benesse Holdings, Inc.	98,485
86,482	Bridgestone Corp.	3,466,036
27,420	Canon, Inc.	652,051
72,590	Chiyoda Corp.*	337,703
15,435	Chubu Steel Plate Co., Ltd.	112,278
48,560	Chugai Pharmaceutical Co., Ltd.	1,822,695
182,620	Citizen Watch Co., Ltd.	614,478
15,700	CMIC Holdings Co., Ltd.	229,781
48,930	Cosel Co., Ltd.	475,430
69,740	Dai-ichi Life Holdings, Inc.	1,259,300
51,290	DeNA Co., Ltd.	1,049,358
48,639	East Japan Railway Co.	3,331,170
41,198	Eisai Co., Ltd.	2,687,012
4,030	Enplas Corp.	154,720
53,300	EPS Holdings, Inc.	570,945
29,180	Exedy Corp.	418,955
34,325	Fuji Media Holdings, Inc.	417,679
3,985	Fujitsu Ltd.	633,049
43,300	Funai Electric Co., Ltd.*	362,229
9,435	Gendai Agency, Inc.*	24,999
193,710	Gree, Inc.	1,013,404
130,420	Hino Motors Ltd.	1,094,628
31,050	Hisaka Works Ltd.	236,853
94,970	Honda Motor Co., Ltd.	2,831,987
46,960	Ichiyoshi Securities Co., Ltd.	266,417
146,920	Inpex Corp.	999,791
130,792	Isuzu Motors Ltd.	1,328,080
54,510	Japan Airlines Co., Ltd.*	1,167,715
14,140	Japan Petroleum Exploration Co., Ltd.	262,139
21,450	Japan Steel Works Ltd.	521,069
160,345	Japan Tobacco, Inc.	3,007,857
116,690	JGC Holdings Corp.	1,333,952
38,630	Kamigumi Co., Ltd.	752,667
68,065	Kao Corp.	4,376,140
162,260	KDDI Corp.	4,905,028
32,310	Keio Corp.	2,103,311
126,360	Kirin Holdings Co., Ltd.	2,372,944
45,670	Kyoei Steel Ltd.	639,015
29,780	Maruichi Steel Tube Ltd.	745,420
38,080	Maxell Holdings Ltd.*	448,827
23,470	Miraial Co., Ltd.	287,045
76,660	Mitsubishi Estate Co., Ltd.	1,261,738
18,031	Mitsubishi Heavy Industries Ltd.	536,753

The accompanying notes are an integral part of these financial statements.

22

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Japan - 12.7% - (continued)
101,030	Mitsubishi Motors Corp.*(1)	$273,727
441,830	Mitsubishi UFJ Financial Group, Inc.	2,350,578
59,970	Nakayama Steel Works Ltd.	237,018
24,030	Neturen Co., Ltd.	119,292
25,935	Nichicon Corp.	254,601
69,530	Nikon Corp.	654,697
37,870	Nippon Chemi-Con Corp.*	595,415
64,724	Nippon Television Holdings, Inc.	852,125
184,040	Nissan Motor Co., Ltd.*	923,871
13,929	Nitori Holdings Co., Ltd.	2,494,759
70,180	NOK Corp.	904,474
144,525	Nomura Holdings, Inc.	776,844
11,264	Obic Co., Ltd.	2,170,865
10,310	OKUMA Corp.	556,661
17,720	Pacific Metals Co., Ltd.	351,843
351,950	Resona Holdings, Inc.	1,448,851
22,250	Sanyo Shokai Ltd.*(1)	158,337
31,048	Secom Co., Ltd.	2,587,365
86,392	Seven & i Holdings Co., Ltd.	3,730,070
46,498	SG Holdings Co., Ltd.	1,055,929
11,280	Shimamura Co., Ltd.	1,115,927
21,367	Shin-Etsu Chemical Co., Ltd.	3,606,793
53,260	Shiseido Co., Ltd.	3,875,798
256,848	Softbank Corp.	3,310,865
47,250	SoftBank Group Corp.	4,257,726
31,250	Sumitomo Heavy Industries Ltd.	909,581
57,268	Sumitomo Mitsui Financial Group, Inc.	2,011,752
38,810	Sumitomo Mitsui Trust Holdings, Inc.	1,322,746
34,600	Sumitomo Riko Co., Ltd.	224,608
13,880	Sysmex Corp.	1,386,383
137,964	T&D Holdings, Inc.	1,693,129
34,600	Tachi-S Co., Ltd.	359,891
30,470	Taiheiyo Cement Corp.	765,002
57,060	Takeda Pharmaceutical Co., Ltd.	1,905,832
8,650	Tamron Co., Ltd.	187,573
21,740	THK Co., Ltd.	741,652
110,160	Tochigi Bank Ltd.	175,473
51,950	Tokai Rika Co., Ltd.	841,001
8,760	Tokyo Seimitsu Co., Ltd.	414,074
127,970	Tokyo Steel Manufacturing Co., Ltd.	1,242,569
47,260	Toppan Forms Co., Ltd.	498,949
36,820	Toppan Printing Co., Ltd.	628,798
4,976	Toshiba Machine Co., Ltd.	118,674
26,520	Toyo Engineering Corp.*(1)	169,983
52,800	Toyota Boshoku Corp.	985,065
15,411	Tsuruha Holdings, Inc.	1,781,486
32,870	TV Asahi Holdings Corp.	602,422
54,730	Unipres Corp.	525,352
63,600	Ushio, Inc.	842,328
55,770	Xebio Holdings Co., Ltd.	441,984
28,390	Yamato Kogyo Co., Ltd.	854,264
8,350	Yodogawa Steel Works Ltd.	184,258

		120,339,036

	Luxembourg - 0.1%
20,175	RTL Group S.A.*	1,186,151

	Malaysia - 0.4%
704,647	CIMB Group Holdings Bhd	711,374
89,600	Nestle Malaysia Bhd	2,967,073

		3,678,447

	Mexico - 0.4%
81,633	America Movil S.A.B. de C.V. Class L, ADR	1,137,964
1,753,023	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	3,038,389

		4,176,353

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Monaco - 0.1%
23,248	Endeavour Mining Corp.	$484,006

	Netherlands - 3.9%
95,079	ABN Amro Bank N.V.*(2)	1,227,672
1,616	Adyen N.V.*(2)	3,977,127
9,825	ASML Holding N.V.	6,377,815
42,339	Fugro N.V.*(1)	440,751
86,046	Heineken N.V.	9,981,289
213,423	ING Groep N.V.	2,726,475
70,900	Koninklijke Philips N.V.*	4,008,907
135,479	PostNL N.V.	707,665
40,506	QIAGEN N.V.*	1,974,809
208,421	Royal Dutch Shell plc Class B	3,729,413
77,663	Royal Dutch Shell plc Class A	1,461,327

		36,613,250

	Norway - 0.2%
262,128	Norsk Hydro ASA	1,669,174

	Philippines - 0.3%
339,927	BDO Unibank, Inc.	726,990
3,320,605	SM Prime Holdings, Inc.	2,373,319

		3,100,309

	Portugal - 0.3%
153,346	Jeronimo Martins SGPS S.A.	2,800,431

	Russia - 0.3%
145,682	Gazprom PJSC ADR	883,377
3,713	LUKOIL PJSC ADR	284,183
38,436	Sberbank of Russia PJSC ADR	605,107
158,114	Surgutneftegas PJSC ADR	707,835
357,751	VEON Ltd.*	643,952

		3,124,454

	South Africa - 0.4%
27,955	Astral Foods Ltd.	266,283
59,913	Gold Fields Ltd.	562,217
113,556	Harmony Gold Mining Co., Ltd. ADR	515,544
5,900	Impala Platinum Holdings Ltd.	110,247
86,832	MTN Group Ltd.*	549,361
577,664	Nampak Ltd.*	122,683
1,011,484	Old Mutual Ltd.	880,442
184,349	Raubex Group Ltd.	335,541

		3,342,318

	South Korea - 5.7%
10,492	AfreecaTV Co., Ltd.	839,463
11,077	CJ CheilJedang Corp.	3,931,748
22,627	CJ ENM Co., Ltd.	2,919,366
9,561	CJ Logistics Corp.*	1,470,367
92,393	DGB Financial Group, Inc.	735,016
9,369	E-Mart, Inc.	1,408,145
41,704	Fila Holdings Corp.	1,704,217
63,292	Hana Financial Group, Inc.	2,594,300
17,775	Hankook Tire & Technology Co., Ltd.	766,976
97,045	KB Financial Group, Inc.	4,777,387
88,849	Kginicis Co., Ltd.	1,594,223
53,778	KT Corp.	1,368,587
1,657	LG Household & Health Care Ltd.	2,288,529
8,961	POSCO	2,928,586
182,993	Samsung Electronics Co., Ltd.	13,337,532
42,907	Shinhan Financial Group Co., Ltd.	1,541,884
34,312	SK Telecom Co., Ltd.	9,345,697
83,267	Tongyang Life Insurance Co., Ltd.	355,921

		53,907,944

The accompanying notes are an integral part of these financial statements.

23

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Spain - 2.6%
537,987	CaixaBank S.A.	$1,721,001
172,019	Cellnex Telecom S.A.(2)	9,730,093
254,605	Iberdrola S.A.	3,440,718
235,320	Industria de Diseno Textil S.A.(1)	8,372,847
220,257	Prosegur Cia de Seguridad S.A.	684,783
700,568	Unicaja Banco S.A.(2)	690,417

		24,639,859

	Sweden - 2.4%
296,507	Assa Abloy AB Class B	8,453,288
54,751	Atlas Copco AB Class A	3,320,103
58,645	Atlas Copco AB Class B	3,043,027
180,510	Sandvik AB	4,463,912
38,217	Swedish Match AB	3,128,615

		22,408,945

	Switzerland - 5.8%
33,961	Adecco Group AG	2,301,861
43,487	GAM Holding AG*	112,683
13,861	Implenia AG*	404,014
91,632	Julius Baer Group Ltd.	5,767,083
20,006	Kuehne + Nagel International AG	5,981,691
38,938	LafargeHolcim Ltd.*	2,402,774
6,284	Lonza Group AG*	3,994,828
36,226	Nestle S.A.	4,322,874
54,760	Novartis AG	4,673,018
3,675	Partners Group Holding AG	5,234,916
13,825	Roche Holding AG	4,509,101
18,333	Schindler Holding AG	5,216,909
1,437	SGS S.A.	4,251,941
184,400	UBS Group AG	2,815,898
18,545	Vifor Pharma AG	2,672,765

		54,662,356

	Taiwan - 5.5%
216,853	Advantech Co., Ltd.	2,743,809
705,801	ASE Technology Holding, Co., Ltd.	2,949,357
119,178	Catcher Technology Co., Ltd.	841,008
506,027	Chailease Holding Co., Ltd.	3,646,462
4,370,212	CTBC Financial Holding Co., Ltd.	3,556,660
292,156	Foxconn Technology Co., Ltd.	717,565
34,435	Globalwafers Co., Ltd.	1,055,399
51,762	Hiwin Technologies Corp.	780,933
972,371	Hon Hai Precision Industry Co., Ltd.	3,997,462
38,000	Lotes Co., Ltd.	733,982
249,434	MediaTek, Inc.	10,456,912
306,000	Nanya Technology Corp.	990,919
733,860	Powerchip Semiconductor Manufacturing Corp.	1,822,957
1,325,673	Shin Kong Financial Holding Co., Ltd.	477,824
140,000	Simplo Technology Co., Ltd.	1,864,196
433,917	Taiwan Semiconductor Manufacturing Co., Ltd.	9,138,122
1,247,746	Uni-President Enterprises Corp.	3,342,033
139,325	Yageo Corp.	2,683,371

		51,798,971

	Thailand - 1.0%
1,987,078	CP ALL PCL*	3,988,515
163,041	Kasikornbank PCL NVDR	690,105
388,724	Kasikornbank PCL	1,657,921
1,619,400	PTT PCL	2,080,321
2,512,306	Thai Beverage PCL	1,348,739

		9,765,601

	Turkey - 0.3%
240,450	Anadolu Efes Biracilik Ve Malt Sanayii AS	677,312
72,964	Coca-Cola Icecek AS	693,453
382,280	KOC Holding AS	847,707

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Turkey - 0.3% - (continued)
671,238	Turk Telekomunikasyon AS	$516,477
233,034	Turkcell Iletisim Hizmetleri AS	417,723
24,344	Ulker Biskuvi Sanayi AS*	64,858

		3,217,530

	United Kingdom - 9.1%
158,005	Anglo American plc	6,699,479
76,460	AstraZeneca plc	8,138,698
411,487	Auto Trader Group plc*(2)	3,239,470
187,190	Babcock International Group plc*	745,044
828,964	BAE Systems plc	5,790,504
717,260	BP plc	3,002,698
89,145	British Land Co. plc REIT	638,828
545,141	BT Group plc*	1,243,435
718,452	Centrica plc*	562,359
150,359	Compass Group plc*	3,270,950
37,790	Croda International plc	3,530,338
113,083	Diageo plc	5,076,450
24,042	Go-Ahead Group plc*	405,743
15,011	Halfords Group plc*	78,156
463,033	Hays plc*	1,044,896
521,448	J Sainsbury plc	1,712,693
316,408	Kingfisher plc*	1,561,999
60,260	Land Securities Group plc REIT	600,494
269,250	Marks & Spencer Group plc*	587,382
330,072	National Grid plc	4,160,736
127,486	Pagegroup plc*	986,388
141,690	Provident Financial plc*	479,157
120,155	Prudential plc	2,544,195
53,841	Reckitt Benckiser Group plc	4,793,874
377,008	Sage Group plc	3,321,671
237,572	SIG plc*	162,321
423,906	Smith & Nephew plc	9,174,914
165,961	Smiths Group plc	3,727,205
232,387	Standard Chartered plc	1,667,130
83,655	SThree plc*	463,618
69,881	Unilever plc	4,081,420
150,785	WPP plc	2,032,901

		85,525,146

	United States - 0.3%
727,000	Allstar Co.(3)(4)	890,575
5,907	JAND, Inc. Class A(3)(4)(5)	134,857
29,297	Ovintiv, Inc.	700,515
16,188	Tory Burch LLC*(3)(4)(5)	796,767

		2,522,714

	Total Common Stocks (cost $716,565,497)	$896,238,292

EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
2,577	iShares Core MSCI EAFE ETF	$191,497

	Total Exchange-Traded Funds (cost $193,319)	$191,497

PREFERRED STOCKS - 0.4%
	Brazil - 0.4%
1,543,620	Itau S.A.	$2,858,740
243,200	Itau Unibanco Holding S.A.	1,232,554

		4,091,294

	Total Preferred Stocks (cost $3,571,376)	$4,091,294

The accompanying notes are an integral part of these financial statements.

24

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ESCROWS - 0.0%(6)
	United States - 0.0%
51,890	Marklogic Corp.(3)(4)(5)	$675
46,766	One Kings Lane, Inc.*(3)(4)(5)	7,482

		8,157

	Total Escrows (cost $—)	$8,157

CONVERTIBLE PREFERRED STOCKS - 1.0%
	United States - 1.0%
11,296	Airbnb, Inc. Series E*(4)(8)	$1,930,622
135,133	Coupang LLC *(4)(8)	5,461,941
243,469	Essence Group Holdings Corp. Series 3(3)(4)(5)	594,064
27,852	Honest Co., Inc. Series C*(3)(4)(5)	470,999
13,190	JAND, Inc. Series D(3)(4)(5)	304,425
38,688	Lookout, Inc. Series F(3)(4)(5)	357,090
15,711	Rubicon Global Holdings LLC Series C(3)(4)(5)	258,289
8,679	We Co. Series D1*(3)(4)	79,092
15,935	We Co. Series D2*(3)(4)	145,216

		9,601,738

	Total Convertible Preferred Stocks (cost $3,025,159)	$9,601,738

	Total Long-Term Investments (cost $723,355,351)	$910,130,978

SHORT-TERM INVESTMENTS - 4.7%
	Repurchase Agreements - 2.2%
$20,982,451	Fixed Income Clearing Corp. Repurchase Agreement dated 4/30/2021 at 0.050%, due on 05/03/2021 with a maturity value of $20,982,460; collateralized by U.S. Treasury Note at 0.500%, maturing 01/15/2028, with a market value of $5,233,428; collateralized by U.S. Government Bond at 1.750%, maturing 01/15/2028, with a market value of $16,168,795	$20,982,451

	Securities Lending Collateral - 2.5%
2,967,841	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)	2,967,841
20,817,329	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(7)	20,817,329

		23,785,170

	Total Short-Term Investments (cost $44,767,621)	$44,767,621

Total Investments (cost $768,122,972)	101.0%	$954,898,599
Other Assets and Liabilities	(1.0)%	(9,867,527)

Total Net Assets	100.0%	$945,031,072

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $34,019,742, representing 3.6% of net assets.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $4,039,531 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	727,000	$—	$890,575
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	384,998	594,064
08/2014	Honest Co., Inc. Series C Convertible Preferred	27,852	376,800	470,999
04/2015	JAND, Inc. Class A	5,907	67,844	134,857
04/2015	JAND, Inc. Series D Convertible Preferred	13,190	151,491	304,425
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	357,090
10/2020	Marklogic Corp.	51,890	—	675
08/2014	One Kings Lane, Inc.	46,766	—	7,482
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	15,711	313,599	258,289
11/2013	Tory Burch LLC	16,188	1,268,749	796,767
12/2014	We Co. Series D1 Convertible Preferred	8,679	144,516	79,092
12/2014	We Co. Series D2 Convertible Preferred	15,935	265,336	145,216

			$3,415,270	$4,039,531

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $11,432,094, which represented 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Investment valued using significant unobservable inputs.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(7)	Current yield as of period end.

(8)	Investment is temporarily subject to certain trading restrictions. At April 30, 2021, the value of such restricted securities amounted to $7,392,563 or 0.8% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	11,296	$525,797	$1,930,622
11/2014	Coupang LLC Convertible Preferred	135,133	420,686	5,461,941

			$946,483	$7,392,563

The accompanying notes are an integral part of these financial statements.

25

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	170	06/17/2021	$22,924,465	$452,066

Total futures contracts				$452,066

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$170,444	$170,444	$—	$—
Australia	11,490,320	395,215	11,095,105	—
Austria	1,290,911	463,523	827,388	—
Belgium	7,048,935	—	7,048,935	—
Brazil	16,154,960	16,154,960	—	—
Canada	48,442,231	48,442,231	—	—
China	92,455,167	31,093,358	61,361,809	—
Cyprus	1,737,962	1,737,962	—	—
Denmark	11,925,582	—	11,925,582	—
Finland	1,833,845	—	1,833,845	—
France	83,246,548	1,887,847	81,358,701	—
Germany	35,972,137	—	35,972,137	—
Greece	821,563	—	821,563	—
Hong Kong	36,031,908	1,379,965	34,651,943	—
Hungary	549,713	—	549,713	—
India	19,951,697	5,722,804	14,228,893	—
Indonesia	3,347,642	—	3,347,642	—
Ireland	16,778,197	—	16,778,197	—
Italy	18,025,535	—	18,025,535	—
Japan	120,339,036	220,098	120,118,938	—
Luxembourg	1,186,151	—	1,186,151	—
Malaysia	3,678,447	—	3,678,447	—
Mexico	4,176,353	4,176,353	—	—
Monaco	484,006	484,006	—	—
Netherlands	36,613,250	—	36,613,250	—
Norway	1,669,174	—	1,669,174	—
Philippines	3,100,309	—	3,100,309	—
Portugal	2,800,431	2,800,431	—	—
Russia	3,124,454	643,952	2,480,502	—
South Africa	3,342,318	638,227	2,704,091	—
South Korea	53,907,944	—	53,907,944	—
Spain	24,639,859	684,783	23,955,076	—
Sweden	22,408,945	—	22,408,945	—
Switzerland	54,662,356	—	54,662,356	—
Taiwan	51,798,971	—	51,798,971	—
Thailand	9,765,601	6,068,836	3,696,765	—
Turkey	3,217,530	1,611,512	1,606,018	—
United Kingdom	85,525,146	5,610,215	79,914,931	—
United States	2,522,714	700,515	890,575	931,624
Exchange-Traded Funds	191,497	191,497	—	—
Preferred Stocks	4,091,294	4,091,294	—	—
Escrows	8,157	—	—	8,157
Convertible Preferred Stocks	9,601,738	—	7,616,871	1,984,867
Short-Term Investments	44,767,621	23,785,170	20,982,451	—
Futures Contracts(2)	452,066	452,066	—	—

Total	$955,350,665	$159,607,264	$792,818,753	$2,924,648

(1)

For the six-month period ended April 30, 2021, investments valued at $1,897,730 were transferred out of Level 3 due to the corroboration of significant inputs with quoted market prices or observable market data and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

26

The Hartford International Growth Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Brazil - 1.7%
242,212	Pagseguro Digital Ltd. Class A*	$11,078,777

	Canada - 6.0%
110,169	Canadian National Railway Co.	11,860,769
44,871	Lululemon Athletica, Inc.*	15,043,900
10,886	Shopify, Inc. Class A*	12,872,804

		39,777,473

	China - 10.8%
111,075	Alibaba Group Holding Ltd. ADR*	25,652,771
1,024,552	Ping An Insurance Group Co., of China Ltd. Class H	11,169,936
339,538	Tencent Holdings Ltd.	27,085,623
671,829	Yatsen Holding Ltd. ADR*(1)	7,000,458

		70,908,788

	Denmark - 2.6%
77,601	DSV Panalpina A/S	17,288,736

	France - 11.3%
292,011	Accor S.A.*	11,758,166
139,580	Airbus SE*	16,785,841
36,676	L’Oreal S.A.(1)	15,017,719
98,765	Schneider Electric SE	15,758,523
157,202	Worldline S.A.*(2)	15,433,811

		74,754,060

	Germany - 7.5%
380,699	Infineon Technologies AG	15,266,233
69,881	Volkswagen AG	18,194,179
155,725	Zalando SE*(2)	16,195,178

		49,655,590

	Hong Kong - 1.9%
2,643,976	Sands China Ltd.*	12,511,452

	India - 1.6%
195,000	Reliance Industries Ltd. GDR(2)	10,549,500

	Ireland - 2.5%
80,796	Flutter Entertainment plc*	16,556,822

	Italy - 5.6%
1,019,080	Davide Campari-Milano N.V.(1)	12,025,553
59,440	Ferrari N.V.	12,725,873
202,349	Moncler S.p.A.*	12,402,060

		37,153,486

	Japan - 4.7%
101,155	Eisai Co., Ltd.	6,597,522
66,722	Shin-Etsu Chemical Co., Ltd.	11,262,811
148,005	SoftBank Group Corp.	13,336,820

		31,197,153

	Netherlands - 7.0%
5,081	Adyen N.V.*(2)	12,504,814
30,909	ASML Holding N.V.	20,064,314
118,322	Heineken N.V.	13,725,287

		46,294,415

	South Korea - 2.9%
261,445	Samsung Electronics Co., Ltd.	19,055,544

	Spain - 6.7%
541,216	Cellnex Telecom S.A.(2)	30,613,374
379,756	Industria de Diseno Textil S.A.(1)	13,511,979

		44,125,353

	Sweden - 4.3%
506,614	Assa Abloy AB Class B	14,443,349
567,511	Sandvik AB(1)	14,034,232

		28,477,581

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Switzerland - 6.8%
252,956	Julius Baer Group Ltd.	$15,920,400
19,756	Lonza Group AG*	12,559,168
11,550	Partners Group Holding AG	16,452,593

		44,932,161

	Taiwan - 7.8%
545,420	MediaTek, Inc.	22,865,404
1,363,776	Taiwan Semiconductor Manufacturing Co., Ltd.	28,720,586

		51,585,990

	United Kingdom - 6.5%
337,215	Anglo American plc	14,298,059
145,634	AstraZeneca plc	15,501,847
611,057	Smith & Nephew plc	13,225,563

		43,025,469

	Total Common Stocks (cost $482,095,064)	$648,928,350

SHORT-TERM INVESTMENTS - 4.8%
	Repurchase Agreements - 1.0%
6,930,854	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $6,930,857; collateralized by U.S. Treasury Note at 0.625%, maturing 12/31/2027, with a market value of $7,069,528	$6,930,854

	Securities Lending Collateral - 3.8%
3,143,544	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	3,143,544
22,049,767	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	22,049,767

		25,193,311

	Total Short-Term Investments (cost $32,124,165)	$32,124,165

Total Investments (cost $514,219,229)	103.0%	$681,052,515
Other Assets and Liabilities	(3.0)%	(19,955,685)

Total Net Assets	100.0%	$661,096,830

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

The accompanying notes are an integral part of these financial statements.

27

The Hartford International Growth Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $85,296,677, representing 12.9% of net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$11,078,777	$11,078,777	$—	$—
Canada	39,777,473	39,777,473	—	—
China	70,908,788	32,653,229	38,255,559	—
Denmark	17,288,736	—	17,288,736	—
France	74,754,060	—	74,754,060	—
Germany	49,655,590	—	49,655,590	—
Hong Kong	12,511,452	—	12,511,452	—
India	10,549,500	10,549,500	—	—
Ireland	16,556,822	—	16,556,822	—
Italy	37,153,486	1,850,731	35,302,755	—
Japan	31,197,153	—	31,197,153	—
Netherlands	46,294,415	—	46,294,415	—
South Korea	19,055,544	—	19,055,544	—
Spain	44,125,353	—	44,125,353	—
Sweden	28,477,581	—	28,477,581	—
Switzerland	44,932,161	—	44,932,161	—
Taiwan	51,585,990	—	51,585,990	—
United Kingdom	43,025,469	—	43,025,469	—
Short-Term Investments	32,124,165	25,193,311	6,930,854	—

Total	$681,052,515	$121,103,021	$559,949,494	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

28

The Hartford International Opportunities Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Australia - 2.1%
3,536,270	Goodman Group REIT	$51,567,863
8,818,576	Sydney Airport•	41,937,758

		93,505,621

	Belgium - 1.5%
861,067	KBC Group N.V.•	66,808,924

	Brazil - 2.5%
3,011,655	Localiza Rent a Car S.A.	35,649,417
475,204	StoneCo Ltd. Class A•	30,717,187
1,172,082	XP, Inc. Class A•	46,414,447

		112,781,051

	Canada - 7.0%
727,836	Brookfield Asset Management, Inc. Class A	33,177,929
764,213	Canadian National Railway Co.	82,274,992
43,474	Constellation Software, Inc.	63,803,484
355,730	Ritchie Bros Auctioneers, Inc.	22,629,076
17,194	Shopify, Inc. Class A•	20,332,077
4,574,281	Suncor Energy, Inc.	97,838,219

		320,055,777

	Cayman Islands - 0.4%
1,289,914	Wuxi Biologics Cayman, Inc.•(1)	18,107,546

	China - 10.0%
280,600	Alibaba Group Holding Ltd.•	8,111,499
454,952	Alibaba Group Holding Ltd. ADR•	105,071,164
22,269,000	China Longyuan Power Group Corp. Ltd. Class H	32,747,246
504,400	China Tourism Group Duty Free Corp. Ltd. Class A	24,205,454
2,717,484	ENN Energy Holdings Ltd.	46,372,698
483,900	Hangzhou Tigermed Consulting Co., Ltd. Class H•(1)	9,482,114
600,580	Huazhu Group Ltd. ADR•	35,410,197
3,141,605	Longfor Properties Co., Ltd.(1)	19,513,977
298,266	Meituan Dianping Class B•(1)	11,415,917
1,949,967	New Oriental Education & Technology Group, Inc. ADR•	29,756,497
2,735,900	Shandong Sinocera Functional Material Co., Ltd. Class A	20,839,192
1,276,846	Shanghai International Airport Co., Ltd. Class A	9,674,495
880,157	Tencent Holdings Ltd.	70,211,876
1,050,062	Tencent Music Entertainment Group ADR•	18,292,080
1,166,785	Yifeng Pharmacy Chain Co., Ltd. Class A	16,175,839

		457,280,245

	Denmark - 1.7%
140,641	Ascendis Pharma A/S ADR•	20,388,726
155,292	DSV Panalpina A/S	34,597,523
66,695	Genmab A/S•	24,474,534

		79,460,783

	France - 14.2%
2,342,092	AXA S.A.(2)	66,152,443
1,406,196	BNP Paribas S.A.•	90,162,045
1,693,422	Bureau Veritas S.A.•	50,645,483
757,274	Cie de Saint-Gobain•	47,780,303
820,437	Edenred	46,511,768
43,364	Hermes International	54,426,578
208,293	L’Oreal S.A.	85,289,720
530,767	Safran S.A.•	79,248,104
278,383	Schneider Electric SE	44,417,607
843,868	Worldline S.A.•(1)	82,849,447

		647,483,498

	Germany - 4.2%
155,201	Allianz SE	40,292,792
521,078	Commerzbank AG•	3,436,071
589,463	Siemens AG	98,342,988
473,511	Zalando SE•(1)	49,244,467

		191,316,318

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Hong Kong - 1.0%
2,641,161	Techtronic Industries Co., Ltd.	$47,923,235

	India - 1.6%
1,940,955	HDFC Bank Ltd.•	36,878,087
1,364,284	Reliance Industries Ltd.	36,653,121

		73,531,208

	Ireland - 1.9%
598,019	CRH plc	28,301,174
317,648	Ryanair Holdings plc ADR•	37,117,169
374,777	Smurfit Kappa Group plc	19,158,698

		84,577,041

	Italy - 1.6%
333,590	Ferrari N.V.	71,460,568

	Japan - 13.3%
534,500	Bandai Namco Holdings, Inc.	39,222,117
874,300	Dai-ichi Life Holdings, Inc.	15,787,290
222,900	Daiichi Sankyo Co., Ltd.	5,692,957
251,620	Daikin Industries Ltd.	50,755,444
556,300	East Japan Railway Co.	38,099,669
82,284	Eisai Co., Ltd.	5,366,719
12,700	Fast Retailing Co., Ltd.	10,419,481
189,900	Hoya Corp.	21,585,036
971,600	Japan Airlines Co., Ltd.•	20,813,644
138,094	Keyence Corp.	66,292,397
9,267,600	Mitsubishi UFJ Financial Group, Inc.	49,304,524
26,100	Nitori Holdings Co., Ltd.	4,674,650
245,900	Oriental Land Co., Ltd.	34,858,994
1,114,670	Recruit Holdings Co., Ltd.	50,257,661
764,600	Sony Corp.	76,443,868
61,125	Sysmex Corp.	6,105,381
807,400	T&D Holdings, Inc.	9,908,619
1,254,844	Tokio Marine Holdings, Inc.	60,178,409
39,600	Tokyo Electron Ltd.	17,985,831
585,000	Unicharm Corp.	22,739,140

		606,491,831

	Luxembourg - 0.2%
281,877	ArcelorMittal S.A.•	8,194,339

	Netherlands - 6.0%
7,557	Adyen N.V.•(1)	18,598,481
471,237	AerCap Holdings N.V.•	27,449,555
81,758	Argenx SE ADR•	23,440,836
120,731	ASML Holding N.V.	78,371,500
1,309,090	Koninklijke Philips N.V.•	74,020,028
2,665,468	Royal Dutch Shell plc Class A	50,764,461

		272,644,861

	Norway - 0.7%
1,508,632	Equinor ASA	30,463,439

	Russia - 0.9%
2,633,900	Sberbank of Russia PJSC ADR	41,466,083

	Singapore - 0.6%
108,815	Sea Ltd. ADR•	27,480,140

	South Korea - 2.5%
1,556,894	Samsung Electronics Co., Ltd.	113,474,965
28,223	SK IE Technology Co., Ltd.•(1)	2,664,103

		116,139,068

	Spain - 3.9%
1,539,452	Cellnex Telecom S.A.(1)	87,077,654
6,851,568	Iberdrola S.A.	92,591,729

		179,669,383

The accompanying notes are an integral part of these financial statements.

29

The Hartford International Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Sweden - 0.6%
1,069,416	Sandvik AB(2)	$26,446,063

	Switzerland - 3.7%
18,141	Lonza Group AG•	11,532,490
702,386	Nestle S.A.	83,816,207
8,464	Partners Group Holding AG	12,056,688
22,245	Roche Holding AG	7,255,331
406,209	TE Connectivity Ltd.	54,622,924

		169,283,640

	Taiwan - 3.1%
820,630	MediaTek, Inc.	34,402,912
5,071,440	Taiwan Semiconductor Manufacturing Co., Ltd.	106,802,533

		141,205,445

	Thailand - 0.6%
6,752,900	Kasikornbank PCL	28,801,348

	United Kingdom - 11.1%
2,290,200	Anglo American plc	97,105,452
850,727	AstraZeneca plc	90,554,676
196,357	Berkeley Group Holdings plc	12,548,883
906,659	Diageo plc	40,701,159
1,719,871	Intermediate Capital Group plc	51,922,617
292,221	London Stock Exchange Group plc	29,855,703
2,604,100	Prudential plc	55,139,932
1,165,724	Rio Tinto plc	97,637,734
2,098,019	Segro plc REIT	29,146,889

		504,613,045

	Total Common Stocks (cost $3,417,755,583)	$4,417,190,500

EXCHANGE-TRADED FUNDS - 1.3%
	Other Investment Pools & Funds - 1.3%
1,038,216	iShares MSCI ACWI ex U.S. ETF	$58,752,644

	Total Exchange-Traded Funds (cost $57,040,081)	$58,752,644

	Total Long-Term Investments (cost $3,474,795,664)	$4,475,943,144

SHORT-TERM INVESTMENTS - 2.7%
	Repurchase Agreements - 1.0%
44,818,345	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $44,818,364; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $45,714,738	$44,818,345

	Securities Lending Collateral - 1.7%
9,579,137	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	9,579,137
67,190,950	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	67,190,950

		76,770,087

	Total Short-Term Investments (cost $121,588,432)	$121,588,432

Total Investments (cost $3,596,384,096)	100.9%	$4,597,531,576
Other Assets and Liabilities	(0.9)%	(42,745,936)

Total Net Assets	100.0%	$4,554,785,640

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

•	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $298,953,706, representing 6.6% of net assets.

(2)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

30

The Hartford International Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$93,505,621	$—	$93,505,621	$—
Belgium	66,808,924	—	66,808,924	—
Brazil	112,781,051	112,781,051	—	—
Canada	320,055,777	320,055,777	—	—
Cayman Islands	18,107,546	—	18,107,546	—
China	457,280,245	188,529,938	268,750,307	—
Denmark	79,460,783	20,388,726	59,072,057	—
France	647,483,498	—	647,483,498	—
Germany	191,316,318	—	191,316,318	—
Hong Kong	47,923,235	—	47,923,235	—
India	73,531,208	—	73,531,208	—
Ireland	84,577,041	37,117,169	47,459,872	—
Italy	71,460,568	—	71,460,568	—
Japan	606,491,831	—	606,491,831	—
Luxembourg	8,194,339	—	8,194,339	—
Netherlands	272,644,861	50,890,391	221,754,470	—
Norway	30,463,439	—	30,463,439	—
Russia	41,466,083	—	41,466,083	—
Singapore	27,480,140	27,480,140	—	—
South Korea	116,139,068	—	116,139,068	—
Spain	179,669,383	—	179,669,383	—
Sweden	26,446,063	—	26,446,063	—
Switzerland	169,283,640	54,622,924	114,660,716	—
Taiwan	141,205,445	—	141,205,445	—
Thailand	28,801,348	—	28,801,348	—
United Kingdom	504,613,045	—	504,613,045	—
Exchange-Traded Funds	58,752,644	58,752,644	—	—
Short-Term Investments	121,588,432	76,770,087	44,818,345	—

Total	$4,597,531,576	$947,388,847	$3,650,142,729	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

31

The Hartford International Value Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6%
	Argentina - 0.1%
396,708	YPF S.A. ADR•	$1,499,556

	Australia - 0.5%
2,090,890	OceanaGold Corp.•	3,487,227
3,415,357	Resolute Mining Ltd.•(1)	1,270,067
2,605,920	Western Areas Ltd.	4,610,402

		9,367,696

	Austria - 0.6%
204,918	Erste Group Bank AG•	7,283,247
373,870	Zumtobel Group AG•	3,789,159

		11,072,406

	Belgium - 1.0%
198,252	Ageas S.A.	11,990,249
717,929	AGFA-Gevaert N.V.•	3,534,531
260,664	bpost S.A.•	2,770,264

		18,295,044

	Brazil - 0.5%
1,003,852	Cia de Saneamento Basico do Estado de Sao Paulo	7,905,816

	Canada - 2.9%
1,359,341	Advantage Oil & Gas Ltd.•(1)	3,605,298
688,172	ARC Resources Ltd.	4,327,844
464,983	Barrick Gold Corp.	9,907,582
433,088	Cameco Corp.	7,279,500
410,279	Centerra Gold, Inc.	3,785,188
365,254	Eldorado Gold Corp.•	3,605,057
567,748	IAMGOLD Corp.•	1,777,051
816,043	Kinross Gold Corp.	5,744,943
211,288	Tourmaline Oil Corp.	4,558,726
1,879,188	Trican Well Service Ltd.•(1)	3,225,877
865,520	Uranium Participation Corp.•	3,781,347

		51,598,413

	China - 1.5%
17,120,206	China BlueChemical Ltd. Class H	4,840,372
8,783,832	China Machinery Engineering Corp. Class H	3,930,056
69,231,699	China Reinsurance Group Corp. Class H	7,210,747
10,973,894	Dongfeng Motor Group Co., Ltd. Class H	9,537,372

		25,518,547

	Denmark - 1.2%
4,200	AP Moller - Maersk A/S Class B(1)	10,448,034
345,193	D/S Norden A/S	8,901,172
21,364	Drilling Co.•	894,045

		20,243,251

	Finland - 0.9%
3,480,074	Nokia Oyj•	16,484,950

	France - 12.6%
723,456	AXA S.A.(1)	20,434,031
349,053	BNP Paribas S.A.•	22,380,473
409,211	Cie de Saint-Gobain•	25,819,222
220,009	Criteo S.A. ADR•	8,740,957
5,245	Dassault Aviation S.A.•	5,714,060
1,079,319	Engie S.A.•	16,076,936
134,191	Imerys S.A.	6,975,321
364,533	Metropole Television S.A.•(1)	8,099,039
1,014,582	Orange S.A.	12,634,806
279,306	Quadient S.A.	7,633,967
192,411	Renault S.A.•	7,755,757
522,659	Rexel S.A.•(1)	10,274,038
223,316	SCOR SE•(1)	7,215,664
480,745	Societe Generale S.A.•	13,675,837
13,745	Sopra Steria Group•	2,558,091
956,754	Television Francaise•(1)	9,439,757

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	France - 12.6% - (continued)
678,771	Total SE	$30,000,155
118,478	Vicat S.A.	5,954,926

		221,383,037

	Germany - 3.1%
968,481	CECONOMY AG•	5,673,775
35,913	Continental AG•	4,853,258
211,669	Daimler AG	18,838,270
343,387	Fresenius SE & Co. KGaA	16,877,228
103,353	Hamburger Hafen und Logistik AG	2,545,391
199,419	Metro AG	2,179,962
130,280	Salzgitter AG•	4,143,718

		55,111,602

	Greece - 0.4%
426,246	Hellenic Telecommunications Organization S.A.	7,228,117

	Hong Kong - 1.8%
1,696,450	CK Asset Holdings Ltd.	10,620,822
1,141,414	Dah Sing Financial Holdings Ltd.	3,686,377
105,647,178	G-Resources Group Ltd.•	653,652
31,259,535	Pacific Basin Shipping Ltd.	10,953,640
5,821,257	PAX Global Technology Ltd.	6,441,690

		32,356,181

	Hungary - 0.3%
3,493,534	Magyar Telekom Telecommunications plc	4,836,124

	India - 0.8%
1,657,523	Canara Bank•	3,094,298
609,822	NTPC Ltd.	841,896
4,205,538	Oil & Natural Gas Corp. Ltd.	6,110,240
1,290,015	Zee Entertainment Enterprises Ltd.	3,224,928

		13,271,362

	Indonesia - 0.3%
6,462,047	Bank Mandiri Persero Tbk PT	2,751,287
21,342,768	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,925,037

		4,676,324

	Ireland - 1.6%
4,172,611	AIB Group plc•	12,190,124
2,814,174	Bank of Ireland Group plc•	16,490,573

		28,680,697

	Italy - 3.2%
696,893	Assicurazioni Generali S.p.A.•	13,949,307
2,854,592	BPER Banca•	6,504,225
1,447,771	Eni S.p.A.	17,244,244
1,610,730	Saipem S.p.A.(1)	3,713,879
1,396,667	UniCredit S.p.A.	14,346,539

		55,758,194

	Japan - 27.3%
216,720	Aeon Delight Co., Ltd.	6,612,455
114,039	Aisan Industry Co., Ltd.	806,614
81,390	Alps Electric Co., Ltd.	986,004
36,663	Benesse Holdings, Inc.	809,586
239,907	Canon, Inc.	5,705,022
625,510	Chiyoda Corp.•	2,909,995
135,787	Chubu Steel Plate Co., Ltd.	987,745
1,606,767	Citizen Watch Co., Ltd.	5,406,436
135,408	CMIC Holdings Co., Ltd.	1,981,795
349,354	Cosel Co., Ltd.	3,394,511
615,603	Dai-ichi Life Holdings, Inc.	11,115,982
451,743	DeNA Co., Ltd.	9,242,354
73,890	Eisai Co., Ltd.	4,819,246
34,526	Enplas Corp.	1,325,523

The accompanying notes are an integral part of these financial statements.

32

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	Japan - 27.3% - (continued)
313,190	EPS Holdings, Inc.	$3,354,866
258,749	Exedy Corp.	3,715,020
301,614	Fuji Media Holdings, Inc.	3,670,147
35,082	Fujitsu Ltd.	5,573,057
338,606	Funai Electric Co., Ltd.•	2,832,633
78,674	Gendai Agency, Inc.•	208,452
1,704,520	Gree, Inc.	8,917,285
1,137,826	Hino Motors Ltd.	9,549,889
267,232	Hisaka Works Ltd.	2,038,480
836,704	Honda Motor Co., Ltd.	24,950,351
399,476	Ichiyoshi Securities Co., Ltd.	2,266,336
1,294,397	Inpex Corp.	8,808,375
1,183,098	Isuzu Motors Ltd.	12,013,343
493,700	Japan Airlines Co., Ltd.•	10,576,056
140,959	Japan Petroleum Exploration Co., Ltd.	2,613,212
190,608	Japan Steel Works Ltd.	4,630,295
1,036,127	JGC Holdings Corp.	11,844,575
349,970	Kamigumi Co., Ltd.	6,818,818
402,471	Kyoei Steel Ltd.	5,631,377
267,460	Maruichi Steel Tube Ltd.	6,694,762
325,893	Maxell Holdings Ltd.•	3,841,111
193,623	Miraial Co., Ltd.	2,368,066
681,371	Mitsubishi Estate Co., Ltd.	11,214,604
158,509	Mitsubishi Heavy Industries Ltd.	4,718,552
876,013	Mitsubishi Motors Corp.•(1)	2,373,439
3,859,897	Mitsubishi UFJ Financial Group, Inc.	20,535,024
506,567	Nakayama Steel Works Ltd.	2,002,089
194,683	Neturen Co., Ltd.	966,467
215,308	Nichicon Corp.	2,113,652
610,070	Nikon Corp.	5,744,440
328,185	Nippon Chemi-Con Corp.•	5,159,927
571,295	Nippon Television Holdings, Inc.	7,521,391
1,620,324	Nissan Motor Co., Ltd.•	8,133,940
616,356	NOK Corp.	7,943,546
1,218,770	Nomura Holdings, Inc.	6,551,076
93,579	OKUMA Corp.	5,052,547
154,842	Pacific Metals Co., Ltd.	3,074,493
3,105,653	Resona Holdings, Inc.	12,784,851
185,391	Sanyo Shokai Ltd.•	1,319,290
102,205	Shimamura Co., Ltd.	10,111,109
283,700	Sumitomo Heavy Industries Ltd.	8,257,539
500,256	Sumitomo Mitsui Financial Group, Inc.	17,573,353
335,501	Sumitomo Mitsui Trust Holdings, Inc.	11,434,749
331,679	Sumitomo Riko Co., Ltd.	2,153,119
1,188,585	T&D Holdings, Inc.	14,586,619
300,713	Tachi-S Co., Ltd.	3,127,855
269,210	Taiheiyo Cement Corp.	6,758,981
504,966	Takeda Pharmaceutical Co., Ltd.	16,866,112
75,110	Tamron Co., Ltd.	1,628,739
187,976	THK Co., Ltd.	6,412,735
936,711	Tochigi Bank Ltd.	1,492,082
451,761	Tokai Rika Co., Ltd.	7,313,404
79,139	Tokyo Seimitsu Co., Ltd.	3,740,799
1,131,662	Tokyo Steel Manufacturing Co., Ltd.	10,988,262
415,288	Toppan Forms Co., Ltd.	4,384,421
331,970	Toppan Printing Co., Ltd.	5,669,257
41,840	Toshiba Machine Co., Ltd.	997,854
225,610	Toyo Engineering Corp.•(1)	1,446,076
466,023	Toyota Boshoku Corp.	8,694,374
285,999	TV Asahi Holdings Corp.	5,241,622
464,806	Unipres Corp.	4,461,666
576,864	Ushio, Inc.	7,640,070
474,166	Xebio Holdings Co., Ltd.	3,757,824
243,201	Yamato Kogyo Co., Ltd.	7,317,991
77,050	Yodogawa Steel Works Ltd.	1,700,248

		479,985,962

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	Luxembourg - 0.6%
176,970	RTL Group S.A.•	$10,404,617

	Malaysia - 0.4%
6,203,142	CIMB Group Holdings Bhd	6,262,363

	Mexico - 0.6%
733,822	America Movil S.A.B. de C.V. Class L, ADR	10,229,479

	Monaco - 0.2%
203,528	Endeavour Mining Corp.	4,237,303

	Netherlands - 4.4%
823,067	ABN Amro Bank N.V.•(2)	10,627,545
373,436	Fugro N.V.•(1)	3,887,490
1,854,488	ING Groep N.V.	23,691,047
1,215,623	PostNL N.V.(1)	6,349,718
1,813,591	Royal Dutch Shell plc Class B	32,451,772

		77,007,572

	Norway - 0.8%
2,338,712	Norsk Hydro ASA	14,892,406

	Russia - 1.5%
1,281,719	Gazprom PJSC ADR	7,772,010
32,957	LUKOIL PJSC ADR	2,522,440
309,892	Sberbank of Russia PJSC ADR	4,878,700
1,408,879	Surgutneftegas PJSC ADR	6,307,182
3,147,318	VEON Ltd.•	5,665,172

		27,145,504

	South Africa - 1.7%
256,426	Astral Foods Ltd.	2,442,562
522,704	Gold Fields Ltd.	4,904,998
989,785	Harmony Gold Mining Co., Ltd. ADR	4,493,624
53,033	Impala Platinum Holdings Ltd.	990,977
763,972	MTN Group Ltd.•	4,833,430
4,814,749	Nampak Ltd.•	1,022,543
9,323,072	Old Mutual Ltd.	8,115,227
1,536,526	Raubex Group Ltd.	2,796,693

		29,600,054

	South Korea - 3.3%
812,875	DGB Financial Group, Inc.	6,466,682
146,583	Hankook Tire & Technology Co., Ltd.	6,324,933
325,219	KB Financial Group, Inc.	16,010,068
473,165	KT Corp.	12,041,499
374,752	Shinhan Financial Group Co., Ltd.	13,466,896
719,512	Tongyang Life Insurance Co., Ltd.	3,075,520

		57,385,598

	Spain - 1.6%
4,733,038	CaixaBank S.A.	15,140,818
1,974,043	Prosegur Cia de Seguridad S.A.	6,137,334
6,163,353	Unicaja Banco S.A.(1)(2)	6,074,049

		27,352,201

	Switzerland - 4.3%
294,636	Adecco Group AG	19,970,296
377,569	GAM Holding AG•	978,353
86,018	Implenia AG•	2,507,211
100,447	Julius Baer Group Ltd.	6,321,876
339,216	LafargeHolcim Ltd.•	20,932,238
1,624,328	UBS Group AG	24,804,459

		75,514,433

	Taiwan - 1.6%
1,053,798	Catcher Technology Co., Ltd.	7,436,376
2,652,077	Foxconn Technology Co., Ltd.	6,513,771
2,335,114	Hon Hai Precision Industry Co., Ltd.	9,599,761
11,480,564	Shin Kong Financial Holding Co., Ltd.	4,138,044

		27,687,952

The accompanying notes are an integral part of these financial statements.

33

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	Thailand - 0.6%
1,377,019	Kasikornbank PCL NVDR	$5,828,519
1,221,777	Kasikornbank PCL	5,210,920

		11,039,439

	Turkey - 1.2%
2,120,370	Anadolu Efes Biracilik Ve Malt Sanayii AS	5,972,765
641,899	Coca-Cola Icecek AS	6,100,634
6,071,320	Turk Telekomunikasyon AS	4,671,516
2,111,565	Turkcell Iletisim Hizmetleri AS	3,785,067
218,598	Ulker Biskuvi Sanayi AS•	582,395

		21,112,377

	United Kingdom - 10.8%
422,387	Anglo American plc	17,909,388
1,641,884	Babcock International Group plc•	6,534,940
1,983,347	BAE Systems plc	13,854,134
6,510,603	BP plc	27,255,630
784,394	British Land Co. plc REIT	5,621,099
4,795,840	BT Group plc•	10,939,037
6,320,616	Centrica plc•	4,947,383
200,826	Go-Ahead Group plc•	3,389,225
135,370	Halfords Group plc•	704,812
4,063,486	Hays plc•	9,169,804
4,594,124	J Sainsbury plc	15,089,370
2,785,305	Kingfisher plc•	13,750,106
530,181	Land Securities Group plc REIT	5,283,284
2,368,659	Marks & Spencer Group plc•	5,167,345
1,132,763	Pagegroup plc•	8,764,447
1,246,927	Provident Financial plc•	4,216,764
1,977,737	SIG plc•	1,351,288
2,019,289	Standard Chartered plc	14,486,253
735,991	SThree plc•	4,078,876
1,334,499	WPP plc	17,991,869

		190,505,054

	United States - 0.4%
256,509	Ovintiv, Inc.	6,133,344

	Total Common Stocks (cost $1,467,717,074)	$1,661,782,975

SHORT-TERM INVESTMENTS - 7.7%
	Repurchase Agreements - 4.0%
69,696,794	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $69,696,823; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $71,090,768	$69,696,794

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 7.7% - (continued)
	Securities Lending Collateral - 3.7%
8,239,430	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	$8,239,430
57,793,842	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	57,793,842

		66,033,272

	Total Short-Term Investments (cost $135,730,066)	$135,730,066

Total Investments (cost $1,603,447,140)	102.3%	$1,797,513,041
Other Assets and Liabilities	(2.3)%	(40,396,989)

Total Net Assets	100.0%	$1,757,116,052

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

•	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $16,701,594, representing 1.0% of net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	370	06/18/2021	$41,760,050	$(426,006)

Total futures contracts				$(426,006)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

34

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$1,499,556	$1,499,556	$—	$—
Australia	9,367,696	3,487,227	5,880,469	—
Austria	11,072,406	3,789,159	7,283,247	—
Belgium	18,295,044	—	18,295,044	—
Brazil	7,905,816	7,905,816	—	—
Canada	51,598,413	51,598,413	—	—
China	25,518,547	—	25,518,547	—
Denmark	20,243,251	—	20,243,251	—
Finland	16,484,950	—	16,484,950	—
France	221,383,037	16,839,996	204,543,041	—
Germany	55,111,602	—	55,111,602	—
Greece	7,228,117	—	7,228,117	—
Hong Kong	32,356,181	—	32,356,181	—
Hungary	4,836,124	—	4,836,124	—
India	13,271,362	—	13,271,362	—
Indonesia	4,676,324	—	4,676,324	—
Ireland	28,680,697	—	28,680,697	—
Italy	55,758,194	—	55,758,194	—
Japan	479,985,962	1,973,749	478,012,213	—
Luxembourg	10,404,617	—	10,404,617	—
Malaysia	6,262,363	—	6,262,363	—
Mexico	10,229,479	10,229,479	—	—
Monaco	4,237,303	4,237,303	—	—
Netherlands	77,007,572	—	77,007,572	—
Norway	14,892,406	—	14,892,406	—
Russia	27,145,504	5,665,172	21,480,332	—
South Africa	29,600,054	5,516,167	24,083,887	—
South Korea	57,385,598	—	57,385,598	—
Spain	27,352,201	6,137,334	21,214,867	—
Switzerland	75,514,433	—	75,514,433	—
Taiwan	27,687,952	—	27,687,952	—
Thailand	11,039,439	—	11,039,439	—
Turkey	21,112,377	14,429,348	6,683,029	—
United Kingdom	190,505,054	13,263,841	177,241,213	—
United States	6,133,344	6,133,344	—	—
Short-Term Investments	135,730,066	66,033,272	69,696,794	—

Total	$1,797,513,041	$218,739,176	$1,578,773,865	$—

Liabilities
Futures Contracts(2)	$(426,006)	$(426,006)	$—	$—

Total	$(426,006)	$(426,006)	$—	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

35

Hartford International/Global Equity Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

36

Hartford International/Global Equity Funds

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Assets:
Investments in securities, at market value(1)	$117,324,122	$479,405,635	$113,042,827	$933,916,148
Repurchase agreements	2,632,672	5,049,456	3,400,694	20,982,451
Cash	1,173,320	2,257,501	1,528,486	9,422,104
Cash collateral held for securities on loan	21,619	40,921	—	1,252,039
Foreign currency	97,355	2,944,386	31,670	361,977
Receivables:
From affiliates	5,690	2,683	9,073	—
Investment securities sold	118,680	15,420,426	173,312	677,257
Fund shares sold	1,592,946	850,352	1,134,182	220,407
Dividends and interest	158,509	1,019,072	135,728	2,234,617
Securities lending income	140	2,372	—	5,680
Variation margin on futures contracts	—	340,983	—	1,535,138
Tax reclaims	84,344	3,694	91,185	1,503,138
Other assets	101,391	101,647	87,240	75,011

Total assets	123,310,788	507,439,128	119,634,397	972,185,967

Liabilities:
Obligation to return securities lending collateral	432,309	818,307	—	25,037,209
Payables:
Investment securities purchased	489,986	16,153,697	904,326	765,852
Fund shares redeemed	62,958	142,630	48,748	448,827
Investment management fees	60,095	358,693	58,529	356,330
Transfer agent fees	1,368	52,058	23,859	209,642
Accounting services fees	1,333	5,480	1,298	10,651
Board of Directors’ fees	64	1,428	303	4,006
Foreign taxes	—	797,938	11,018	184,922
Distribution fees	1,086	1,759	2,452	31,120
Accrued expenses	16,469	122,898	14,808	106,336

Total liabilities	1,065,668	18,454,888	1,065,341	27,154,895

Net assets	$122,245,120	$488,984,240	$118,569,056	$945,031,072

Summary of Net Assets:
Capital stock and paid-in-capital	$92,120,802	$406,745,976	$107,679,950	$784,741,161
Distributable earnings (loss)	30,124,318	82,238,264	10,889,106	160,289,911

Net assets	$122,245,120	$488,984,240	$118,569,056	$945,031,072

Shares authorized	175,000,000	660,000,000	225,000,000	560,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$17.22	$11.24	$16.36	$12.90

Maximum offering price per share	$18.22	$11.89	$17.31	$13.65

Shares outstanding	1,559,103	3,859,922	3,272,875	52,249,341

Net Assets	$26,854,913	$43,395,244	$53,542,712	$674,143,164

Class C: Net asset value per share	$16.97	$11.06	$15.97	$12.73

Shares outstanding	79,354	194,593	145,008	1,622,141

Net Assets	$1,346,560	$2,152,338	$2,316,448	$20,653,033

Class I: Net asset value per share	$16.96	$11.22	$16.31	$13.06

Shares outstanding	978,986	3,221,272	2,281,793	5,328,918

Net Assets	$16,600,786	$36,126,585	$37,213,429	$69,613,171

Class R3: Net asset value per share	$16.95	$11.20	$16.09	$12.82

Shares outstanding	12,651	40,347	402,084	1,087,632

Net Assets	$214,497	$452,006	$6,470,654	$13,947,126

Class R4: Net asset value per share	$16.93	$11.46	$16.32	$12.93

Shares outstanding	19,762	33,154	64,115	583,201

Net Assets	$334,635	$379,836	$1,046,437	$7,539,834

The accompanying notes are an integral part of these financial statements.

37

Hartford International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Class R5: Net asset value per share	$16.84	$11.15	$16.17	$11.34

Shares outstanding	10,897	4,702	27,133	974,347

Net Assets	$183,509	$52,409	$438,863	$11,046,538

Class R6: Net asset value per share	$16.77	$11.21	$16.18	$13.12

Shares outstanding	19,884	10,736	463,020	3,687,927

Net Assets	$333,473	$120,389	$7,491,189	$48,396,351

Class Y: Net asset value per share	$17.20	$11.19	$16.21	$13.07

Shares outstanding	511,580	26,610,549	121,832	1,043,397

Net Assets	$8,799,844	$297,819,572	$1,975,071	$13,636,765

Class F: Net asset value per share	$17.39	$11.15	$16.29	$13.13

Shares outstanding	3,886,610	9,733,530	495,636	6,554,779

Net Assets	$67,576,903	$108,485,861	$8,074,253	$86,055,090

Cost of investments	$96,042,991	$372,087,194	$85,182,828	$768,122,972
Cost of foreign currency	$97,365	$2,944,567	$31,701	$362,143

(1) Includes Investment in securities on loan, at market value	$417,112	$1,327,132	$—	$18,488,061

The accompanying notes are an integral part of these financial statements.

38

Hartford International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Assets:
Investments in securities, at market value(1)	$674,121,661	$4,552,713,231	$1,727,816,247
Repurchase agreements	6,930,854	44,818,345	69,696,794
Cash	2,746,449	19,984,892	31,077,816
Cash collateral held for securities on loan	1,326,164	4,041,138	3,475,958
Foreign currency	130,069	736,402	6,051
Receivables:
From affiliates	6,292	—	—
Investment securities sold	676	24,362,369	2,955,337
Fund shares sold	1,267,048	7,200,898	5,401,753
Dividends and interest	1,536,899	8,913,434	7,060,612
Securities lending income	7,599	53,195	17,960
Variation margin on futures contracts	—	—	1,990,830
Tax reclaims	589,909	4,282,258	1,669,611
Other assets	114,141	125,759	163,049

Total assets	688,777,761	4,667,231,921	1,851,332,018

Liabilities:
Obligation to return securities lending collateral	26,519,475	80,811,225	69,509,230
Payables:
Investment securities purchased	—	22,417,685	22,359,292
Fund shares redeemed	615,946	5,894,883	884,850
Investment management fees	407,709	2,413,673	1,110,486
Transfer agent fees	111,271	398,669	209,385
Accounting services fees	7,403	50,974	19,229
Board of Directors’ fees	878	16,566	5,969
Foreign taxes	—	223,774	—
Distribution fees	6,676	29,761	2,645
Accrued expenses	11,573	189,071	114,880

Total liabilities	27,680,931	112,446,281	94,215,966

Net assets	$661,096,830	$4,554,785,640	$1,757,116,052

Summary of Net Assets:
Capital stock and paid-in-capital	$482,805,640	$3,373,874,307	$1,999,808,277
Distributable earnings (loss)	178,291,190	1,180,911,333	(242,692,225)

Net assets	$661,096,830	$4,554,785,640	$1,757,116,052

Shares authorized	485,000,000	825,000,000	730,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$19.39	$20.46	$15.77

Maximum offering price per share	$20.52	$21.65	$16.69

Shares outstanding	8,768,617	26,796,488	2,826,931

Net Assets	$170,062,122	$548,267,677	$44,576,075

Class C: Net asset value per share	$17.50	$17.73	$15.55

Shares outstanding	330,245	1,650,179	454,763

Net Assets	$5,777,946	$29,259,930	$7,072,833

Class I: Net asset value per share	$19.23	$20.33	$15.82

Shares outstanding	11,623,722	22,567,575	69,397,560

Net Assets	$223,537,572	$458,847,258	$1,097,797,307

Class R3: Net asset value per share	$19.64	$20.84	$15.81

Shares outstanding	49,438	1,922,461	48,827

Net Assets	$970,840	$40,063,772	$771,866

Class R4: Net asset value per share	$20.03	$21.22	$15.72

Shares outstanding	147,374	5,657,724	245,152

Net Assets	$2,951,822	$120,067,193	$3,854,610

The accompanying notes are an integral part of these financial statements.

39

Hartford International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Class R5: Net asset value per share	$20.18	$21.40	$15.87

Shares outstanding	1,862,056	16,972,439	2,243,233

Net Assets	$37,577,307	$363,280,414	$35,610,124

Class R6: Net asset value per share	$20.29	$21.53	$16.21

Shares outstanding	383,136	45,784,692	1,332,718

Net Assets	$7,773,628	$985,812,423	$21,601,403

Class Y: Net asset value per share	$20.24	$21.53	$16.20

Shares outstanding	770,590	59,884,815	22,123,343

Net Assets	$15,597,864	$1,289,345,914	$358,406,758

Class F: Net asset value per share	$19.26	$20.34	$15.83

Shares outstanding	10,222,254	35,398,796	11,841,179

Net Assets	$196,847,729	$719,841,059	$187,425,076

Cost of investments	$514,219,229	$3,596,384,096	$1,603,447,140
Cost of foreign currency	$131,223	$742,894	$6,000

(1) Includes Investment in securities on loan, at market value	$40,030,846	$91,657,897	$56,088,464

The accompanying notes are an integral part of these financial statements.

40

Hartford International/Global Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Investment Income:
Dividends	$704,587	$4,976,330	$545,615	$8,400,765
Interest	645	2,047	1,138	2,529
Securities lending	3,495	35,668	4,283	33,599
Less: Foreign tax withheld	(55,838)	(571,332)	(71,672)	(934,112)

Total investment income, net	652,889	4,442,713	479,364	7,502,781

Expenses:
Investment management fees	275,510	2,044,309	320,481	2,081,383
Transfer agent fees
Class A	8,914	34,901	57,064	564,427
Class C	625	2,588	2,891	28,461
Class I	2,980	15,093	14,787	27,499
Class R3	162	344	6,123	13,113
Class R4	222	304	826	6,031
Class R5	93	374	182	5,400
Class R6	3	16	81	859
Class Y	1,277	136,926	980	6,950
Class F	161	170	100	619
Distribution fees
Class A	22,752	52,171	61,486	804,088
Class C	4,313	10,555	12,400	133,170
Class R3	429	922	15,240	33,681
Class R4	368	471	1,293	9,265
Custodian fees	7,042	54,749	6,209	38,460
Registration and filing fees	62,152	61,593	64,285	60,113
Accounting services fees	6,270	32,143	7,313	64,056
Board of Directors’ fees	945	5,490	1,236	11,470
Audit and tax fees	13,095	32,097	24,759	35,665
Other expenses	9,776	40,406	13,279	79,918

Total expenses (before waivers, reimbursements and fees paid indirectly)	417,089	2,525,622	611,015	4,004,628

Expense waivers	(53,256)	(23,441)	(70,107)	—
Distribution fee reimbursements	(803)	(171)	(2,774)	(15,418)
Commission recapture	(74)	—	(344)	(300)

Total waivers, reimbursements and fees paid indirectly	(54,133)	(23,612)	(73,225)	(15,718)

Total expenses, net	362,956	2,502,010	537,790	3,988,910

Net Investment Income (Loss)	289,933	1,940,703	(58,426)	3,513,871

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	6,127,672	23,543,389	7,069,075	35,427,773
Less: Foreign taxes paid on realized capital gains	—	(92,361)	(2,847)	(15,123)
Futures contracts	—	987,988	—	1,834,145
Other foreign currency transactions	(3,522)	(140,938)	(447)	(145,210)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	6,124,150	24,298,078	7,065,781	37,101,585

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	14,364,262	71,555,159	16,622,020	170,308,188
Futures contracts	—	(100,500)	—	626,091
Translation of other assets and liabilities in foreign currencies	410	955	6,661	21,279

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	14,364,672	71,455,614	16,628,681	170,955,558

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	20,488,822	95,753,692	23,694,462	208,057,143

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,778,755	$97,694,395	$23,636,036	$211,571,014

*Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(796,447)	$(11,018)	$(184,922)

The accompanying notes are an integral part of these financial statements.

41

Hartford International/Global Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Investment Income:
Dividends	$4,141,080	$32,111,951	$19,211,209
Interest	1,111	11,018	10,114
Securities lending	10,456	77,430	160,748
Less: Foreign tax withheld	(486,630)	(2,682,258)	(2,090,240)

Total investment income, net	3,666,017	29,518,141	17,291,831

Expenses:
Investment management fees	2,372,915	14,108,111	5,835,400
Transfer agent fees
Class A	140,658	380,697	24,617
Class C	7,320	26,417	5,450
Class I	198,293	156,353	541,756
Class R3	883	44,425	463
Class R4	1,966	91,894	2,667
Class R5	17,231	175,232	14,109
Class R6	110	13,744	449
Class Y	7,436	617,998	87,526
Class F	808	3,128	500
Distribution fees
Class A	200,274	653,643	45,953
Class C	30,402	153,845	35,723
Class R3	2,225	101,506	1,459
Class R4	3,104	144,760	4,284
Custodian fees	17,991	53,299	49,017
Registration and filing fees	82,823	84,943	85,823
Accounting services fees	44,226	306,481	102,969
Board of Directors’ fees	7,048	54,682	17,404
Audit and tax fees	18,756	19,820	26,749
Other expenses	49,941	222,741	116,068

Total expenses (before waivers, reimbursements and fees paid indirectly)	3,204,410	17,413,719	6,998,386

Expense waivers	(17,577)	—	—
Transfer agent fee waivers	—	(184,633)	—
Distribution fee reimbursements	(2,411)	(6,558)	(175)
Commission recapture	(10)	(19,902)	(1,903)

Total waivers, reimbursements and fees paid indirectly	(19,998)	(211,093)	(2,078)

Total expenses, net	3,184,412	17,202,626	6,996,308

Net Investment Income (Loss)	481,605	12,315,515	10,295,523

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	12,612,001	580,091,517	33,695,499
Less: Foreign taxes paid on realized capital gains	—	(135,787)	—
Futures contracts	—	—	6,118,635
Foreign currency contracts	—	—	(399,578)
Other foreign currency transactions	(26,862)	(803,017)	(189,389)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	12,585,139	579,152,713	39,225,167

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	118,928,693	273,161,367	397,526,364
Futures contracts	—	—	(375,915)
Translation of other assets and liabilities in foreign currencies	(4,163)	(35,628)	22,881

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	118,924,530	273,125,739	397,173,330

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	131,509,669	852,278,452	436,398,497

Net Increase (Decrease) in Net Assets Resulting from Operations	$131,991,274	$864,593,967	$446,694,020

*Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(223,774)	$—

The accompanying notes are an integral part of these financial statements.

42

Hartford International/Global Equity Funds

Statements of Changes in Net Assets

	Hartford Climate Opportunities Fund		Hartford Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$289,933	$395,048	$1,940,703	$5,178,680
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	6,124,150	593,517	24,298,078	(19,765,512)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	14,364,672	8,324,588	71,455,614	30,885,392

Net Increase (Decrease) in Net Assets Resulting from Operations	20,778,755	9,313,153	97,694,395	16,298,560

Distributions to Shareholders:
Class A	(145,874)	(119,368)	(357,708)	(930,952)
Class C	(4,889)	(8,961)	(3,128)	(30,884)
Class I	(70,488)	(68,860)	(339,224)	(551,883)
Class R3	(1,589)	(6,294)	(2,122)	(8,081)
Class R4	(3,274)	(5,823)	(3,221)	(2,567)
Class R5	(2,495)	(5,744)	(10,847)	(16,899)
Class R6	(2,724)	(6,463)	(16,072)	(25,806)
Class Y	(37,648)	(26,904)	(3,485,488)	(5,358,106)
Class F	(791,120)	(749,220)	(1,212,609)	(781,456)

Total distributions	(1,060,101)	(997,637)	(5,430,419)	(7,706,634)

Capital Share Transactions:
Sold	51,410,275	31,639,136	92,092,994	130,581,792
Issued on reinvestment of distributions	986,447	915,805	4,185,193	7,403,318
Redeemed	(6,095,919)	(4,714,571)	(68,814,452)	(87,080,919)

Net increase (decrease) from capital share transactions	46,300,803	27,840,370	27,463,735	50,904,191

Net Increase (Decrease) in Net Assets	66,019,457	36,155,886	119,727,711	59,496,117

Net Assets:
Beginning of period	56,225,663	20,069,777	369,256,529	309,760,412

End of period	$122,245,120	$56,225,663	$488,984,240	$369,256,529

The accompanying notes are an integral part of these financial statements.

43

Hartford International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Global Impact Fund		Hartford International Equity Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$(58,426)	$585,903	$3,513,871	$9,393,391
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	7,065,781	1,395,787	37,101,585	(18,252,535)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	16,628,681	9,103,263	170,955,558	(22,357,263)

Net Increase (Decrease) in Net Assets Resulting from Operations	23,636,036	11,084,953	211,571,014	(31,216,407)

Distributions to Shareholders:
Class A	(189,333)	(147,652)	(6,835,200)	(15,148,861)
Class C	—	(7,654)	(42,167)	(514,273)
Class I	(202,896)	(132,781)	(876,767)	(2,054,436)
Class R3	(9,943)	(22,549)	(108,861)	(307,228)
Class R4	(4,869)	(9,729)	(80,094)	(182,968)
Class R5	(2,640)	(2,372)	(158,409)	(50,469)
Class R6	(44,105)	(7,185)	(637,579)	(709,639)
Class Y	(15,334)	(59,070)	(159,071)	(845,813)
Class F	(48,506)	(256,406)	(1,171,764)	(1,982,075)

Total distributions	(517,626)	(645,398)	(10,069,912)	(21,795,762)

Capital Share Transactions:
Sold	26,928,875	20,511,763	34,783,761	91,228,401
Issued in merger	—	82,415,575	—	—
Issued on reinvestment of distributions	507,891	635,509	9,906,402	21,151,248
Redeemed	(16,388,806)	(76,012,743)	(85,382,093)	(241,036,381)

Net increase (decrease) from capital share transactions	11,047,960	27,550,104	(40,691,930)	(128,656,732)

Net Increase (Decrease) in Net Assets	34,166,370	37,989,659	160,809,172	(181,668,901)

Net Assets:
Beginning of period	84,402,686	46,413,027	784,221,900	965,890,801

End of period	$118,569,056	$84,402,686	$945,031,072	$784,221,900

The accompanying notes are an integral part of these financial statements.

44

Hartford International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$481,605	$889,888	$12,315,515	$21,462,687
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	12,585,139	31,658,605	579,152,713	(182,390,963)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	118,924,530	3,020,790	273,125,739	423,056,540

Net Increase (Decrease) in Net Assets Resulting from Operations	131,991,274	35,569,283	864,593,967	262,128,264

Distributions to Shareholders:
Class A	(4,940,476)	(721,736)	(1,966,312)	(6,181,796)
Class C	(211,392)	—	—	(261,125)
Class I	(7,211,221)	(400,088)	(2,750,046)	(5,982,588)
Class R3	(25,942)	(1,745)	(5,791)	(460,064)
Class R4	(74,700)	(16,976)	(401,758)	(1,494,778)
Class R5	(1,118,622)	(263,929)	(2,159,841)	(4,277,258)
Class R6	(178,938)	(34,507)	(6,004,017)	(11,152,699)
Class Y	(453,767)	(158,669)	(7,984,680)	(16,953,720)
Class F	(6,315,669)	(1,145,422)	(5,346,154)	(11,446,722)

Total distributions	(20,530,727)	(2,743,072)	(26,618,599)	(58,210,750)

Capital Share Transactions:
Sold	62,536,818	261,096,819	548,514,909	851,693,324
Issued on reinvestment of distributions	20,462,011	2,715,341	25,801,993	55,781,632
Redeemed	(75,449,283)	(91,978,214)	(565,431,554)	(985,954,816)

Net increase (decrease) from capital share transactions	7,549,546	171,833,946	8,885,348	(78,479,860)

Net Increase (Decrease) in Net Assets	119,010,093	204,660,157	846,860,716	125,437,654

Net Assets:
Beginning of period	542,086,737	337,426,580	3,707,924,924	3,582,487,270

End of period	$661,096,830	$542,086,737	$4,554,785,640	$3,707,924,924

The accompanying notes are an integral part of these financial statements.

45

Hartford International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford International Value Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$10,295,523	$24,980,789
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	39,225,167	(359,750,646)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	397,173,330	(118,477,641)

Net Increase (Decrease) in Net Assets Resulting from Operations	446,694,020	(453,247,498)

Distributions to Shareholders:
Class A	(394,527)	(5,897,568)
Class C	(57,733)	(306,110)
Class I	(16,322,708)	(31,692,857)
Class R3	(6,595)	(11,482)
Class R4	(59,329)	(87,974)
Class R5	(657,545)	(1,052,666)
Class R6	(661,246)	(5,419,824)
Class Y	(5,652,207)	(17,970,437)
Class F	(4,332,925)	(9,066,373)

Total distributions	(28,144,815)	(71,505,291)

Capital Share Transactions:
Sold	679,761,249	551,353,898
Issued on reinvestment of distributions	27,765,432	68,483,557
Redeemed	(327,251,473)	(1,470,688,737)

Net increase (decrease) from capital share transactions	380,275,208	(850,851,282)

Net Increase (Decrease) in Net Assets	798,824,413	(1,375,604,071)

Net Assets:
Beginning of period	958,291,639	2,333,895,710

End of period	$1,757,116,052	$958,291,639

The accompanying notes are an integral part of these financial statements.

46

Hartford International/Global Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Climate Opportunities Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$13.13	$0.03	$4.23	$4.26	$(0.02)	$(0.15)	$(0.17)	$17.22	32.64	%(4)	$26,855	1.19	%(5)	1.13	%(5)	0.35	%(5)	26%
C	12.97	(0.03)	4.18	4.15	—	(0.15)	(0.15)	16.97	32.15	(4)	1,347	1.99	(5)	1.92	(5)	(0.42	)(5)	26
I	12.95	0.05	4.18	4.23	(0.07)	(0.15)	(0.22)	16.96	32.88	(4)	16,601	0.91	(5)	0.86	(5)	0.68	(5)	26
R3	12.90	0.04	4.16	4.20	—	(0.15)	(0.15)	16.95	32.71	(4)	214	1.53	(5)	0.96	(5)	0.47	(5)	26
R4	12.91	0.04	4.17	4.21	(0.04)	(0.15)	(0.19)	16.93	32.76	(4)	335	1.24	(5)	0.94	(5)	0.50	(5)	26
R5	12.87	0.05	4.15	4.20	(0.08)	(0.15)	(0.23)	16.84	32.88	(4)	184	0.95	(5)	0.80	(5)	0.62	(5)	26
R6	12.83	0.07	4.12	4.19	(0.10)	(0.15)	(0.25)	16.77	32.92	(4)	333	0.85	(5)	0.69	(5)	0.88	(5)	26
Y	13.15	0.06	4.23	4.29	(0.09)	(0.15)	(0.24)	17.20	32.82	(4)	8,800	0.89	(5)	0.78	(5)	0.76	(5)	26
F	13.29	0.06	4.29	4.35	(0.10)	(0.15)	(0.25)	17.39	32.98	(4)	67,577	0.84	(5)	0.69	(5)	0.76	(5)	26

For the Year Ended October 31, 2020
A	$10.92	$0.07	$2.42	$2.49	$(0.05)	$(0.23)	$(0.28)	$13.13	23.27%		$9,476	1.49%		1.10%		0.58%		36%
C	10.93	(0.03)	2.40	2.37	(0.10)	(0.23)	(0.33)	12.97	22.24		403	2.33		1.94		(0.26)		36
I	10.78	0.10	2.39	2.49	(0.09)	(0.23)	(0.32)	12.95	23.58		3,649	1.21		0.83		0.86		36
R3	11.02	0.08	2.41	2.49	(0.38)	(0.23)	(0.61)	12.90	23.51		139	1.80		0.93		0.74		36
R4	10.93	0.09	2.39	2.48	(0.27)	(0.23)	(0.50)	12.91	23.48		229	1.50		0.93		0.76		36
R5	10.94	0.10	2.39	2.49	(0.33)	(0.23)	(0.56)	12.87	23.58		138	1.20		0.81		0.85		36
R6	10.96	0.11	2.39	2.50	(0.40)	(0.23)	(0.63)	12.83	23.73		139	1.08		0.69		0.97		36
Y	10.94	0.10	2.43	2.53	(0.09)	(0.23)	(0.32)	13.15	23.66		1,663	1.18		0.79		0.90		36
F	11.01	0.11	2.45	2.56	(0.05)	(0.23)	(0.28)	13.29	23.76		40,390	1.08		0.69		1.00		36

For the Year Ended October 31, 2019
A	$10.99	$0.11	$1.34	$1.45	$(0.11)	$(1.41)	$(1.52)	$10.92	16.47%		$4,510	1.79%		1.08%		1.12%		50%
C	10.99	0.12	1.35	1.47	(0.12)	(1.41)	(1.53)	10.93	16.68		286	2.38		0.95		1.19		50
I	11.00	0.13	1.32	1.45	(0.26)	(1.41)	(1.67)	10.78	16.85		2,314	1.41		0.77		1.25		50
R3	10.98	0.14	1.43	1.57	(0.12)	(1.41)	(1.53)	11.02	17.77		112	1.85		0.75		1.39		50
R4	10.99	0.13	1.35	1.48	(0.13)	(1.41)	(1.54)	10.93	16.78		125	1.61		0.84		1.30		50
R5	10.99	0.13	1.36	1.49	(0.13)	(1.41)	(1.54)	10.94	16.88		112	1.35		0.79		1.35		50
R6	11.01	0.15	1.36	1.51	(0.15)	(1.41)	(1.56)	10.96	17.12		112	1.31		0.67		1.47		50
Y	11.00	0.14	1.35	1.49	(0.14)	(1.41)	(1.55)	10.94	17.00		804	1.36		0.71		1.39		50
F	11.06	0.16	1.34	1.50	(0.14)	(1.41)	(1.55)	11.01	16.88		11,696	1.41		0.69		1.52		50

For the Year Ended October 31, 2018
A	$13.64	$0.13	$(1.65)	$(1.52)	$(0.06)	$(1.07)	$(1.13)	$10.99	(12.08)%		$4,266	1.64%		1.07%		1.04%		42%
C	13.62	0.14	(1.65)	(1.51)	(0.05)	(1.07)	(1.12)	10.99	(11.95)		1,425	2.34		0.97		1.13		42
I	13.68	0.15	(1.64)	(1.49)	(0.12)	(1.07)	(1.19)	11.00	(11.82)		8,157	1.26		0.76		1.25		42
R3	13.63	0.14	(1.65)	(1.51)	(0.07)	(1.07)	(1.14)	10.98	(12.02)		1,231	1.96		0.98		1.13		42
R4	13.64	0.14	(1.64)	(1.50)	(0.08)	(1.07)	(1.15)	10.99	(11.93)		1,247	1.66		0.92		1.18		42
R5	13.65	0.15	(1.65)	(1.50)	(0.09)	(1.07)	(1.16)	10.99	(11.84)		1,241	1.36		0.87		1.24		42
R6	13.66	0.17	(1.65)	(1.48)	(0.10)	(1.07)	(1.17)	11.01	(11.74)		1,244	1.24		0.75		1.35		42
Y	13.66	0.16	(1.64)	(1.48)	(0.11)	(1.07)	(1.18)	11.00	(11.77)		1,342	1.29		0.76		1.34		42
F	13.68	0.17	(1.67)	(1.50)	(0.05)	(1.07)	(1.12)	11.06	(11.78)		9,263	1.24		0.75		1.38		42

For the Year Ended October 31, 2017
A	$11.53	$0.11	$2.33	$2.44	$(0.12)	$(0.21)	$(0.33)	$13.64	21.76%		$4,336	1.87%		1.18%		0.87%		44%
C	11.47	0.08	2.33	2.41	(0.05)	(0.21)	(0.26)	13.62	21.48		1,559	2.53		1.37		0.69		44
I	11.55	0.14	2.34	2.48	(0.14)	(0.21)	(0.35)	13.68	22.12		19,040	1.53		0.92		1.18		44
R3	11.50	0.10	2.33	2.43	(0.09)	(0.21)	(0.30)	13.63	21.68		1,399	2.20		1.22		0.83		44
R4	11.52	0.12	2.32	2.44	(0.11)	(0.21)	(0.32)	13.64	21.84		1,404	1.90		1.11		0.94		44
R5	11.54	0.13	2.33	2.46	(0.14)	(0.21)	(0.35)	13.65	22.01		1,408	1.60		1.00		1.05		44
R6	11.55	0.14	2.33	2.47	(0.15)	(0.21)	(0.36)	13.66	22.09		1,411	1.50		0.90		1.16		44
Y	11.55	0.14	2.33	2.47	(0.15)	(0.21)	(0.36)	13.66	22.09		1,469	1.51		0.90		1.16		44
F(6)	11.81	0.08	1.79	1.87	—	—	—	13.68	15.83	(4)	6,424	1.58	(5)	0.90	(5)	0.87	(5)	44

The accompanying notes are an integral part of these financial statements.

47

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Climate Opportunities Fund – (continued)

For the Year Ended October 31, 2016
A(7)	$10.00	$0.13	$1.40	$1.53	$—	$—	$—	$11.53	15.30	%(4)	$1,489	1.46	%(5)	1.17	%(5)	1.75	%(5)	25	%(4)
C(7)	10.00	0.07	1.40	1.47	—	—	—	11.47	14.70	(4)	1,196	2.20	(5)	1.90	(5)	0.99	(5)	25	(4)
I(7)	10.00	0.15	1.40	1.55	—	—	—	11.55	15.50	(4)	21,506	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)
R3(7)	10.00	0.10	1.40	1.50	—	—	—	11.50	15.00	(4)	1,150	1.90	(5)	1.60	(5)	1.29	(5)	25	(4)
R4(7)	10.00	0.12	1.40	1.52	—	—	—	11.52	15.20	(4)	1,152	1.60	(5)	1.30	(5)	1.59	(5)	25	(4)
R5(7)	10.00	0.14	1.40	1.54	—	—	—	11.54	15.40	(4)	1,154	1.30	(5)	1.00	(5)	1.89	(5)	25	(4)
R6(7)	10.00	0.15	1.40	1.55	—	—	—	11.55	15.50	(4)	1,155	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)
Y(7)	10.00	0.15	1.40	1.55	—	—	—	11.55	15.50	(4)	1,155	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)

Hartford Emerging Markets Equity Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$9.06	$0.03	$2.24	$2.27	$(0.09)	$—	$(0.09)	$11.24	25.19	%(4)	$43,395	1.42	%(5)	1.41	%(5)	0.53	%(5)	53%
C	8.88	(0.01)	2.21	2.20	(0.02)	—	(0.02)	11.06	24.75	(4)	2,152	2.24	(5)	2.20	(5)	(0.23	)(5)	53
I	9.04	0.05	2.25	2.30	(0.12)	—	(0.12)	11.22	25.55	(4)	36,127	1.09	(5)	1.09	(5)	0.89	(5)	53
R3	9.01	0.02	2.24	2.26	(0.07)	—	(0.07)	11.20	25.12	(4)	452	1.69	(5)	1.68	(5)	0.35	(5)	53
R4	9.23	0.03	2.29	2.32	(0.09)	—	(0.09)	11.46	25.26	(4)	380	1.41	(5)	1.39	(5)	0.55	(5)	53
R5	9.00	0.03	2.24	2.27	(0.12)	—	(0.12)	11.15	25.40	(4)	52	1.11	(5)	1.10	(5)	0.66	(5)	53
R6	9.05	0.03	2.27	2.30	(0.14)	—	(0.14)	11.21	25.58	(4)	120	1.00	(5)	0.98	(5)	0.66	(5)	53
Y	9.03	0.04	2.25	2.29	(0.13)	—	(0.13)	11.19	25.49	(4)	297,820	1.10	(5)	1.09	(5)	0.86	(5)	53
F	9.00	0.05	2.24	2.29	(0.14)	—	(0.14)	11.15	25.61	(4)	108,486	1.00	(5)	0.98	(5)	1.01	(5)	53

For the Year Ended October 31, 2020
A	$8.96	$0.11	$0.18	$0.29	$(0.19)	$—	$(0.19)	$9.06	3.12%		$36,749	1.47%		1.41%		1.27%		104%
C	8.78	0.04	0.16	0.20	(0.10)	—	(0.10)	8.88	2.26		1,669	2.29		2.20		0.45		104
I	8.94	0.14	0.18	0.32	(0.22)	—	(0.22)	9.04	3.45		26,381	1.14		1.08		1.61		104
R3	8.95	0.09	0.16	0.25	(0.19)	—	(0.19)	9.01	2.68		284	1.76		1.70		1.04		104
R4	9.01	0.12	0.16	0.28	(0.06)	—	(0.06)	9.23	3.12		328	1.46		1.39		1.34		104
R5	8.90	0.14	0.18	0.32	(0.22)	—	(0.22)	9.00	3.46		791	1.16		1.10		1.58		104
R6	8.96	0.15	0.17	0.32	(0.23)	—	(0.23)	9.05	3.43		1,065	1.04		0.98		1.71		104
Y	8.93	0.14	0.18	0.32	(0.22)	—	(0.22)	9.03	3.47		244,884	1.14		1.08		1.62		104
F	8.90	0.15	0.17	0.32	(0.22)	—	(0.22)	9.00	3.55		57,105	1.04		0.98		1.73		104

For the Year Ended October 31, 2019
A	$8.39	$0.18	$0.54	$0.72	$(0.15)	$—	$(0.15)	$8.96	8.82%		$45,113	1.50%		1.39%		2.02%		81%
C	8.18	0.10	0.54	0.64	(0.04)	—	(0.04)	8.78	7.93		2,738	2.34		2.20		1.20		81
I	8.39	0.23	0.50	0.73	(0.18)	—	(0.18)	8.94	8.99		23,116	1.19		1.09		2.60		81
R3	8.38	0.16	0.54	0.70	(0.13)	—	(0.13)	8.95	8.45		220	1.81		1.69		1.78		81
R4	8.44	0.14	0.59	0.73	(0.16)	—	(0.16)	9.01	8.87		352	1.51		1.39		1.65		81
R5	8.34	0.22	0.52	0.74	(0.18)	—	(0.18)	8.90	9.14		691	1.21		1.10		2.51		81
R6	8.39	0.22	0.54	0.76	(0.19)	—	(0.19)	8.96	9.26		1,006	1.09		0.98		2.57		81
Y	8.38	0.29	0.45	0.74	(0.19)	—	(0.19)	8.93	9.06		205,680	1.19		1.07		3.34		81
F	8.35	0.28	0.46	0.74	(0.19)	—	(0.19)	8.90	9.17		30,845	1.09		0.98		3.20		81

For the Year Ended October 31, 2018
A	$9.85	$0.20	$(1.52)	$(1.32)	$(0.14)	$—	$(0.14)	$8.39	(13.61)%		$61,016	1.53%		1.38%		2.10%		85%
C	9.64	0.08	(1.45)	(1.37)	(0.09)	—	(0.09)	8.18	(14.32)		3,682	2.37		2.20		0.83		85
I	9.83	0.22	(1.50)	(1.28)	(0.16)	—	(0.16)	8.39	(13.30)		16,780	1.24		1.07		2.23		85
R3	9.85	0.13	(1.48)	(1.35)	(0.12)	—	(0.12)	8.38	(13.89)		206	1.85		1.68		1.37		85
R4	9.90	0.27	(1.59)	(1.32)	(0.14)	—	(0.14)	8.44	(13.57)		5,580	1.55		1.38		2.90		85
R5	9.79	0.18	(1.47)	(1.29)	(0.16)	—	(0.16)	8.34	(13.43)		611	1.26		1.11		1.88		85
R6(8)	10.24	0.11	(1.96)	(1.85)	—	—	—	8.39	(18.07	)(4)	838	1.14	(5)	0.98	(5)	1.90	(5)	85
Y	9.83	0.20	(1.48)	(1.28)	(0.17)	—	(0.17)	8.38	(13.32)		47,966	1.19		1.02		2.06		85
F	9.85	0.21	(1.49)	(1.28)	(0.22)	—	(0.22)	8.35	(13.30)		1,912	1.14		0.98		2.23		85

The accompanying notes are an integral part of these financial statements.

48

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Emerging Markets Equity Fund – (continued)

For the Year Ended October 31, 2017
A	$7.65	$0.15	$2.12		$2.27	$(0.07)	$—	$(0.07)	$9.85	30.12%		$23,924	1.76%		1.56%		1.78%		98%
C	7.49	0.08	2.10		2.18	(0.03)	—	(0.03)	9.64	29.28		5,560	2.50		2.33		0.91		98
I	7.64	0.21	2.08		2.29	(0.10)	—	(0.10)	9.83	30.54		11,361	1.42		1.29		2.43		98
R3	7.58	0.12	2.15		2.27	—	—	—	9.85	29.95		197	2.11		1.82		1.41		98
R4	7.61	0.11	2.18		2.29	—	—	—	9.90	30.09		41	1.87		1.56		1.38		98
R5	7.59	0.09	2.20		2.29	(0.09)	—	(0.09)	9.79	30.66		876	1.35		1.17		0.95		98
Y	7.64	0.13	2.17		2.30	(0.11)	—	(0.11)	9.83	30.64		38,223	1.32		1.23		1.62		98
F(6)	7.96	0.21	1.68		1.89	—	—	—	9.85	23.74	(4)	1,500	1.25	(5)	1.03	(5)	3.54	(5)	98

For the Year Ended October 31, 2016
A	$7.30	$0.08	$0.50	(9)	$0.58	$(0.13)	$(0.10)	$(0.23)	$7.65	8.52%		$10,848	1.94%		1.76	%(10)	1.12%		97%
C	7.15	0.03	0.49	(9)	0.52	(0.08)	(0.10)	(0.18)	7.49	7.69		1,520	2.61		2.51	(10)	0.46		97
I	7.30	0.10	0.51	(9)	0.61	(0.17)	(0.10)	(0.27)	7.64	8.94		2,665	1.42		1.36	(10)	1.52		97
R3	7.24	—	0.56	(9)	0.56	(0.12)	(0.10)	(0.22)	7.58	8.30		165	2.09		1.96	(10)	(0.01)		97
R4	7.28	0.01	0.57	(9)	0.58	(0.15)	(0.10)	(0.25)	7.61	8.44		40	1.78		1.66	(10)	0.11		97
R5	7.30	0.02	0.54	(9)	0.56	(0.17)	(0.10)	(0.27)	7.59	8.22		13	1.47		1.36	(10)	0.35		97
Y	7.29	0.09	0.53	(9)	0.62	(0.17)	(0.10)	(0.27)	7.64	9.16		65,378	1.37		1.31	(10)	1.33		97

Hartford Global Impact Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$12.90	$(0.02)	$3.54		$3.52	$(0.06)	$—	$(0.06)	$16.36	27.31	%(4)	$53,543	1.33	%(5)	1.17	%(5)	(0.25	)%(5)	21%
C	12.60	(0.08)	3.45		3.37	—	—	—	15.97	26.75	(4)	2,316	2.08	(5)	1.92	(5)	(1.01	)(5)	21
I	12.88	0.01	3.53		3.54	(0.11)	—	(0.11)	16.31	27.50	(4)	37,213	0.94	(5)	0.84	(5)	0.10	(5)	21
R3	12.68	(0.04)	3.48		3.44	(0.03)	—	(0.03)	16.09	27.10	(4)	6,471	1.55	(5)	1.40	(5)	(0.48	)(5)	21
R4	12.88	(0.01)	3.52		3.51	(0.07)	—	(0.07)	16.32	27.30	(4)	1,046	1.26	(5)	1.10	(5)	(0.19	)(5)	21
R5	12.78	0.01	3.50		3.51	(0.12)	—	(0.12)	16.17	27.51	(4)	439	0.94	(5)	0.80	(5)	0.12	(5)	21
R6	12.79	0.02	3.51		3.53	(0.14)	—	(0.14)	16.18	27.64	(4)	7,491	0.85	(5)	0.69	(5)	0.26	(5)	21
Y	12.81	0.01	3.51		3.52	(0.12)	—	(0.12)	16.21	27.55	(4)	1,975	0.94	(5)	0.79	(5)	0.14	(5)	21
F	12.88	0.02	3.53		3.55	(0.14)	—	(0.14)	16.29	27.60	(4)	8,074	0.85	(5)	0.69	(5)	0.27	(5)	21

For the Year Ended October 31, 2020
A	$11.32	$0.06	$1.56		$1.62	$(0.04)	$—	$(0.04)	$12.90	14.37%		$41,474	1.50%		1.02%		0.56%		85%
C	11.12	(0.02)	1.53		1.51	(0.03)	—	(0.03)	12.60	13.63		2,132	2.23		1.75		(0.17)		85
I	11.30	0.10	1.56		1.66	(0.08)	—	(0.08)	12.88	14.79		24,403	1.12		0.66		0.90		85
R3	11.14	0.04	1.54		1.58	(0.04)	—	(0.04)	12.68	14.21		5,327	1.72		1.22		0.36		85
R4	11.28	0.08	1.56		1.64	(0.04)	—	(0.04)	12.88	14.59		894	1.38		0.87		0.73		85
R5	11.18	0.11	1.54		1.65	(0.05)	—	(0.05)	12.78	14.77		253	1.10		0.60		0.95		85
R6	11.21	0.10	1.56		1.66	(0.08)	—	(0.08)	12.79	14.87		3,111	1.04		0.59		0.88		85
Y	11.17	0.14	1.55		1.69	(0.05)	—	(0.05)	12.81	15.15		2,958	0.93		0.43		1.27		85
F	11.36	0.12	1.57		1.69	(0.17)	—	(0.17)	12.88	15.05		3,850	0.98		0.41		1.01		85

For the Year Ended October 31, 2019
A	$11.10	$0.12	$1.46		$1.58	$(0.06)	$(1.30)	$(1.36)	$11.32	16.93%		$872	1.94	%(11)	1.10	%(11)	1.17%		5	%(12)
C	10.93	0.07	1.45		1.52	(0.03)	(1.30)	(1.33)	11.12	16.45		38	2.74	(11)	1.60	(11)	0.63		5	(12)
I	11.05	0.17	1.46		1.63	(0.08)	(1.30)	(1.38)	11.30	17.47		13,351	1.54	(11)	0.73	(11)	1.60		5	(12)
R3	10.98	0.08	1.48		1.56	(0.10)	(1.30)	(1.40)	11.14	16.94		282	2.07	(11)	1.19	(11)	0.79		5	(12)
R4	11.08	0.13	1.46		1.59	(0.09)	(1.30)	(1.39)	11.28	17.11		27	1.91	(11)	0.95	(11)	1.25		5	(12)
R5	11.00	0.15	1.44		1.59	(0.11)	(1.30)	(1.41)	11.18	17.45		13	1.61	(11)	0.76	(11)	1.43		5	(12)
R6	11.01	0.20	1.41		1.61	(0.11)	(1.30)	(1.41)	11.21	17.45		897	1.43	(11)	0.63	(11)	1.81		5	(12)
Y	10.99	0.23	1.37		1.60	(0.12)	(1.30)	(1.42)	11.17	17.42		300	1.54	(11)	0.67	(11)	2.11		5	(12)
F	11.16	0.16	1.47		1.63	(0.13)	(1.30)	(1.43)	11.36	17.43		30,632	1.49	(11)	0.66	(11)	1.54		5	(12)

The accompanying notes are an integral part of these financial statements.

49

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Global Impact Fund – (continued)

For the Year Ended October 31, 2018
A	$11.63	$0.09	$(0.27)	$(0.18)	$—	$(0.35)	$(0.35)	$11.10	(1.69)%		$455	2.35	%(11)	1.20	%(11)	0.78%		79	%(13)
C	11.57	0.03	(0.27)	(0.24)	(0.05)	(0.35)	(0.40)	10.93	(2.25)		40	3.12	(11)	1.64	(11)	0.28		79	(13)
I	11.66	0.13	(0.26)	(0.13)	(0.13)	(0.35)	(0.48)	11.05	(1.34)		2,588	1.91	(11)	0.79	(11)	1.12		79	(13)
R3	11.63	0.10	(0.25)	(0.15)	(0.15)	(0.35)	(0.50)	10.98	(1.54)		11	2.60	(11)	0.98	(11)	0.85		79	(13)
R4	11.64	0.10	(0.26)	(0.16)	(0.05)	(0.35)	(0.40)	11.08	(1.58)		23	2.30	(11)	1.03	(11)	0.88		79	(13)
R5	11.65	0.12	(0.25)	(0.13)	(0.17)	(0.35)	(0.52)	11.00	(1.40)		11	1.99	(11)	0.85	(11)	1.00		79	(13)
R6	11.66	0.13	(0.25)	(0.12)	(0.18)	(0.35)	(0.53)	11.01	(1.23)		12	1.88	(11)	0.74	(11)	1.10		79	(13)
Y	11.65	0.14	(0.27)	(0.13)	(0.18)	(0.35)	(0.53)	10.99	(1.31)		22	1.93	(11)	0.79	(11)	1.15		79	(13)
F	11.66	0.13	(0.26)	(0.13)	(0.02)	(0.35)	(0.37)	11.16	(1.26)		26,117	1.88	(11)	0.74	(11)	1.10		79	(13)

For the Period Ended October 31, 2017(6)
A	$10.00	$0.06	$1.57	$1.63	$—	$—	$—	$11.63	16.30	%(4)	$140	5.13	%(5)(11)	1.19	%(5)(11)	0.76	%(5)	50	%(13)
C	10.00	0.01	1.56	1.57	—	—	—	11.57	15.70	(4)	16	5.94	(5)(11)	2.00	(5)(11)	0.11	(5)	50	(13)
I	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(4)	1,214	4.76	(5)(11)	0.86	(5)(11)	1.26	(5)	50	(13)
R3	10.00	0.07	1.56	1.63	—	—	—	11.63	16.30	(4)	12	5.54	(5)(11)	1.22	(5)(11)	0.93	(5)	50	(13)
R4	10.00	0.07	1.57	1.64	—	—	—	11.64	16.40	(4)	12	5.24	(5)(11)	1.12	(5)(11)	1.01	(5)	50	(13)
R5	10.00	0.09	1.56	1.65	—	—	—	11.65	16.50	(4)	12	4.94	(5)(11)	0.95	(5)(11)	1.19	(5)	50	(13)
R6	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(4)	12	4.84	(5)(11)	0.85	(5)(11)	1.29	(5)	50	(13)
Y	10.00	0.12	1.53	1.65	—	—	—	11.65	16.50	(4)	12	4.79	(5)(11)	0.90	(5)(11)	1.63	(5)	50	(13)
F	10.00	0.10	1.56	1.66	—	—	—	11.66	16.50	(4)	26,456	4.74	(5)(11)	0.85	(5)(11)	1.28	(5)	50	(13)

Hartford International Equity Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$10.24	$0.04	$2.75	$2.79	$(0.13)	$—	$(0.13)	$12.90	27.32	%(4)	$674,143	0.95	%(5)	0.94	%(5)	0.71	%(5)	21%
C	10.05	(0.01)	2.71	2.70	(0.02)	—	(0.02)	12.73	26.86	(4)	20,653	1.74	(5)	1.74	(5)	(0.13	)(5)	21
I	10.38	0.06	2.79	2.85	(0.17)	—	(0.17)	13.06	27.55	(4)	69,613	0.61	(5)	0.61	(5)	1.06	(5)	21
R3	10.16	0.03	2.73	2.76	(0.10)	—	(0.10)	12.82	27.21	(4)	13,947	1.22	(5)	1.21	(5)	0.45	(5)	21
R4	10.26	0.04	2.76	2.80	(0.13)	—	(0.13)	12.93	27.40	(4)	7,540	0.94	(5)	0.93	(5)	0.71	(5)	21
R5	9.03	0.06	2.42	2.48	(0.17)	—	(0.17)	11.34	27.58	(4)	11,047	0.63	(5)	0.63	(5)	1.04	(5)	21
R6	10.43	0.07	2.80	2.87	(0.18)	—	(0.18)	13.12	27.62	(4)	48,396	0.53	(5)	0.53	(5)	1.13	(5)	21
Y	10.38	0.06	2.79	2.85	(0.16)	—	(0.16)	13.07	27.54	(4)	13,637	0.63	(5)	0.63	(5)	1.03	(5)	21
F	10.44	0.07	2.80	2.87	(0.18)	—	(0.18)	13.13	27.60	(4)	86,055	0.53	(5)	0.53	(5)	1.14	(5)	21

For the Year Ended October 31, 2020
A	$10.74	$0.11	$(0.37)	$(0.26)	$(0.24)	$—	$(0.24)	$10.24	(2.57)%		$558,506	0.99%		0.99%		1.04%		77%
C	10.52	0.02	(0.35)	(0.33)	(0.14)	—	(0.14)	10.05	(3.28)		24,973	1.75		1.75		0.24		77
I	10.88	0.14	(0.36)	(0.22)	(0.28)	—	(0.28)	10.38	(2.21)		54,603	0.63		0.63		1.36		77
R3	10.65	0.08	(0.36)	(0.28)	(0.21)	—	(0.21)	10.16	(2.81)		12,115	1.24		1.23		0.79		77
R4	10.74	0.11	(0.36)	(0.25)	(0.23)	—	(0.23)	10.26	(2.52)		6,419	0.95		0.95		1.07		77
R5	9.50	0.15	(0.34)	(0.19)	(0.28)	—	(0.28)	9.03	(2.20)		8,761	0.66		0.66		1.67		77
R6	10.93	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.43	(2.11)		37,296	0.55		0.55		1.53		77
Y	10.88	0.13	(0.35)	(0.22)	(0.28)	—	(0.28)	10.38	(2.20)		13,601	0.65		0.65		1.27		77
F	10.94	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.44	(2.02)		67,949	0.54		0.54		1.50		77

For the Year Ended October 31, 2019
A	$9.91	$0.20	$0.67	$0.87	$(0.02)	$(0.02)	$(0.04)	$10.74	8.88%		$685,465	0.97%		0.97%		1.94%		78%
C	9.76	0.11	0.67	0.78	—	(0.02)	(0.02)	10.52	8.01		43,009	1.71		1.71		1.13		78
I	10.01	0.23	0.69	0.92	(0.03)	(0.02)	(0.05)	10.88	9.29		82,136	0.63		0.63		2.20		78
R3	9.85	0.17	0.67	0.84	(0.02)	(0.02)	(0.04)	10.65	8.59		16,410	1.24		1.24		1.67		78
R4	9.91	0.20	0.68	0.88	(0.03)	(0.02)	(0.05)	10.74	8.89		8,653	0.96		0.96		1.99		78
R5	8.75	0.20	0.60	0.80	(0.03)	(0.02)	(0.05)	9.50	9.27		1,686	0.65		0.65		2.23		78
R6	10.06	0.24	0.69	0.93	(0.04)	(0.02)	(0.06)	10.93	9.29		22,624	0.54		0.54		2.32		78
Y	10.02	0.25	0.67	0.92	(0.04)	(0.02)	(0.06)	10.88	9.28		33,756	0.62		0.62		2.38		78
F	10.06	0.25	0.69	0.94	(0.04)	(0.02)	(0.06)	10.94	9.39		72,152	0.54		0.54		2.38		78

The accompanying notes are an integral part of these financial statements.

50

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford International Equity Fund – (continued)

For the Year Ended October 31, 2018
A	$11.42	$0.13		$(1.28)	$(1.15)	$(0.18)	$(0.18)	$(0.36)	$9.91	(10.47)%		$750,143	1.15%		0.97%		1.30%		85%
C	11.28	0.07		(1.29)	(1.22)	(0.12)	(0.18)	(0.30)	9.76	(11.16)		70,348	1.96		1.75		0.65		85
I	11.52	0.20		(1.33)	(1.13)	(0.20)	(0.18)	(0.38)	10.01	(10.21)		120,491	0.87		0.66		1.85		85
R3	11.37	0.02		(1.21)	(1.19)	(0.15)	(0.18)	(0.33)	9.85	(10.84)		19,595	1.41		1.27		0.29		85
R4	11.43	0.12		(1.28)	(1.16)	(0.18)	(0.18)	(0.36)	9.91	(10.58)		15,357	1.19		0.99		1.29		85
R5	10.09	0.17		(1.13)	(0.96)	(0.20)	(0.18)	(0.38)	8.75	(9.97)		1,109	0.91		0.69		1.75		85
R6(8)	11.48	0.11		(1.53)	(1.42)	—	—	—	10.06	(12.37	)(4)	4,959	0.68	(5)	0.53	(5)	1.50	(5)	85
Y	11.51	0.22		(1.31)	(1.09)	(0.22)	(0.18)	(0.40)	10.02	(9.92)		27,321	0.83		0.59		2.02		85
F	11.53	0.18		(1.28)	(1.10)	(0.19)	(0.18)	(0.37)	10.06	(9.94)		74,278	0.71		0.55		1.76		85

For the Year Ended October 31, 2017
A	$9.37	$0.15		$2.07	$2.22	$(0.17)	$—	$(0.17)	$11.42	24.17%		$15,943	1.74%		1.16%		1.43%		133%
C	9.25	0.07		2.06	2.13	(0.10)	—	(0.10)	11.28	23.29		4,527	2.47		1.91		0.71		133
I	9.44	0.20		2.06	2.26	(0.18)	—	(0.18)	11.52	24.49		14,971	1.43		0.88		1.88		133
R3	9.37	0.11		2.07	2.18	(0.18)	—	(0.18)	11.37	23.76		93	2.28		1.46		1.10		133
R4	9.40	0.15		2.07	2.22	(0.19)	—	(0.19)	11.43	24.13		740	1.75		1.17		1.39		133
R5	9.38	0.21		1.75	1.96	(1.25)	—	(1.25)	10.09	24.50		397	1.38		0.85		2.28		133
Y	9.44	0.18		2.09	2.27	(0.20)	—	(0.20)	11.51	24.67		11,822	1.31		0.78		1.76		133
F(6)	9.65	0.08		1.80	1.88	—	—	—	11.53	19.48	(4)	1,739	1.26	(5)	0.66	(5)	1.01	(5)	133

For the Year Ended October 31, 2016
A	$9.40	$0.14		$0.06	$0.20	$(0.10)	$(0.13)	$(0.23)	$9.37	2.29%		$10,519	1.99%		1.20	%(14)	1.52%		95%
B	9.35	0.01		0.11	0.12	(0.03)	(0.13)	(0.16)	9.31	1.37		120	2.71		1.95	(14)	0.17		95
C	9.29	0.07		0.06	0.13	(0.04)	(0.13)	(0.17)	9.25	1.46		2,583	2.73		1.95	(14)	0.80		95
I	9.47	0.16		0.07	0.23	(0.13)	(0.13)	(0.26)	9.44	2.55		5,109	1.63		0.90	(14)	1.82		95
R3	9.41	0.05		0.13	0.18	(0.09)	(0.13)	(0.22)	9.37	2.02		110	2.26		1.50	(14)	0.57		95
R4	9.44	0.07		0.13	0.20	(0.11)	(0.13)	(0.24)	9.40	2.24		251	1.94		1.20	(14)	0.80		95
R5	9.47	0.07		0.11	0.18	(0.14)	(0.13)	(0.27)	9.38	2.01		11	1.61		0.90	(14)	0.79		95
Y	9.47	0.18		0.07	0.25	(0.15)	(0.13)	(0.28)	9.44	2.73		10,857	1.51		0.80	(14)	1.96		95

The Hartford International Growth Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$16.10	$(0.01)		$3.88	$3.87	$—	$(0.58)	$(0.58)	$19.39	24.36	%(4)	$170,062	1.26	%(5)	1.25	%(5)	(0.08	)%(5)	15%
C	14.63	(0.08)		3.53	3.45	—	(0.58)	(0.58)	17.50	23.93	(4)	5,778	2.07	(5)	2.05	(5)	(0.92	)(5)	15
I	15.97	0.01		3.86	3.87	(0.03)	(0.58)	(0.61)	19.23	24.57	(4)	223,538	1.02	(5)	1.00	(5)	0.16	(5)	15
R3	16.31	(0.03)		3.94	3.91	—	(0.58)	(0.58)	19.64	24.29	(4)	971	1.53	(5)	1.52	(5)	(0.33	)(5)	15
R4	16.61	0.00	(15)	4.00	4.00	—	(0.58)	(0.58)	20.03	24.40	(4)	2,952	1.24	(5)	1.24	(5)	(0.02	)(5)	15
R5	16.73	0.02		4.04	4.06	(0.03)	(0.58)	(0.61)	20.18	24.59	(4)	37,577	0.93	(5)	0.93	(5)	0.25	(5)	15
R6	16.83	0.04		4.06	4.10	(0.06)	(0.58)	(0.64)	20.29	24.68	(4)	7,774	0.83	(5)	0.83	(5)	0.42	(5)	15
Y	16.78	0.02		4.06	4.08	(0.04)	(0.58)	(0.62)	20.24	24.64	(4)	15,598	0.93	(5)	0.93	(5)	0.25	(5)	15
F	16.00	0.03		3.87	3.90	(0.06)	(0.58)	(0.64)	19.26	24.71	(4)	196,848	0.83	(5)	0.83	(5)	0.35	(5)	15

For the Year Ended October 31, 2020
A	$14.40	$0.00	(15)	$1.78	$1.78	$(0.08)	$—	$(0.08)	$16.10	12.40%		$137,068	1.36%		1.30%		0.00	%(16)	112%
C	13.12	(0.10)		1.61	1.51	—	—	—	14.63	11.51		5,435	2.14		2.05		(0.76)		112
I	14.29	0.06		1.75	1.81	(0.13)	—	(0.13)	15.97	12.75		189,631	0.97		0.93		0.40		112
R3	14.59	(0.04)		1.80	1.76	(0.04)	—	(0.04)	16.31	12.08		711	1.61		1.57		(0.26)		112
R4	14.83	0.01		1.83	1.84	(0.06)	—	(0.06)	16.61	12.44		2,260	1.30		1.26		0.07		112
R5	14.96	0.05		1.85	1.90	(0.13)	—	(0.13)	16.73	12.76		30,666	0.99		0.95		0.35		112
R6	15.04	0.07		1.86	1.93	(0.14)	—	(0.14)	16.83	12.90		4,560	0.90		0.85		0.48		112
Y	15.01	0.05		1.85	1.90	(0.13)	—	(0.13)	16.78	12.74		12,562	1.00		0.95		0.35		112
F	14.31	0.07		1.77	1.84	(0.15)	—	(0.15)	16.00	12.88		159,194	0.89		0.85		0.47		112

The accompanying notes are an integral part of these financial statements.

51

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Capital Gains	Total Dividends and Distributions		Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford International Growth Fund – (continued)

For the Year Ended October 31, 2019
A	$13.85	$0.09	$1.51	$1.60	$(0.08)		$(0.97)	$(1.05)		$14.40	12.97%		$128,065	1.38%		1.30%		0.66%		64%
C	12.71	(0.01)	1.39	1.38	—		(0.97)	(0.97)		13.12	12.16		6,842	2.15		2.05		(0.11)		64
I	13.75	0.14	1.49	1.63	(0.12)		(0.97)	(1.09)		14.29	13.41		39,175	0.99		0.94		1.04		64
R3	14.00	0.06	1.53	1.59	(0.03)		(0.97)	(1.00)		14.59	12.63		632	1.63		1.57		0.44		64
R4	14.21	0.09	1.56	1.65	(0.06)		(0.97)	(1.03)		14.83	12.99		4,102	1.33		1.27		0.67		64
R5	14.34	0.14	1.57	1.71	(0.12)		(0.97)	(1.09)		14.96	13.40		25,303	1.02		0.96		1.00		64
R6	14.41	0.16	1.57	1.73	(0.13)		(0.97)	(1.10)		15.04	13.48		3,059	0.91		0.85		1.09		64
Y	14.39	0.15	1.57	1.72	(0.13)		(0.97)	(1.10)		15.01	13.45		18,100	0.98		0.92		1.05		64
F	13.77	0.15	1.49	1.64	(0.13)		(0.97)	(1.10)		14.31	13.50		112,149	0.91		0.85		1.12		64

For the Year Ended October 31, 2018
A	$15.21	$0.10	$(1.38)	$(1.28)	$(0.08)		$—	$(0.08)		$13.85	(8.47)%		$123,681	1.40%		1.30%		0.64%		76%
C	13.99	(0.01)	(1.27)	(1.28)	—		—	—		12.71	(9.15)		7,962	2.21		2.05		(0.09)		76
I	15.09	0.15	(1.37)	(1.22)	(0.12)		—	(0.12)		13.75	(8.16)		35,144	1.04		0.98		0.98		76
R3	15.36	0.06	(1.41)	(1.35)	(0.01)		—	(0.01)		14.00	(8.72)		556	1.67		1.60		0.36		76
R4	15.59	0.09	(1.39)	(1.30)	(0.08)		—	(0.08)		14.21	(8.41)		8,748	1.36		1.30		0.59		76
R5	15.74	0.17	(1.45)	(1.28)	(0.12)		—	(0.12)		14.34	(8.19)		21,691	1.06		1.00		1.03		76
R6(8)	16.23	0.02	(1.84)	(1.82)	—		—	—		14.41	(11.21	)(4)	583	0.94	(5)	0.86	(5)	0.22	(5)	76
Y	15.79	0.17	(1.44)	(1.27)	(0.13)		—	(0.13)		14.39	(8.13)		16,422	0.98		0.91		1.05		76
F	15.11	0.16	(1.37)	(1.21)	(0.13)		—	(0.13)		13.77	(8.10)		94,527	0.95		0.89		1.07		76

For the Year Ended October 31, 2017
A	$12.24	$0.09	$3.02	$3.11	$(0.14)		$—	$(0.14)		$15.21	25.79%		$124,332	1.48%		1.30%		0.71%		82%
C	11.26	(0.01)	2.79	2.78	(0.05)		—	(0.05)		13.99	24.88		15,539	2.21		2.05		(0.06)		82
I	12.16	0.15	2.96	3.11	(0.18)		—	(0.18)		15.09	26.05		26,644	1.34		1.00		1.18		82
R3	12.33	0.06	3.05	3.11	(0.08)		—	(0.08)		15.36	25.48		649	1.81		1.60		0.45		82
R4	12.55	0.10	3.09	3.19	(0.15)		—	(0.15)		15.59	25.75		11,579	1.39		1.30		0.75		82
R5	12.67	0.13	3.12	3.25	(0.18)		—	(0.18)		15.74	26.23		7,184	1.10		1.00		0.93		82
Y	12.71	0.11	3.16	3.27	(0.19)		—	(0.19)		15.79	26.20		11,865	1.01		0.95		0.81		82
F(6)	12.18	0.06	2.87	2.93	—		—	—		15.11	24.06	(4)	61,131	0.99	(5)	0.90	(5)	0.65	(5)	82

For the Year Ended October 31, 2016
A	$12.38	$0.13	$(0.19)	$(0.06)	$(0.08)		$—	$(0.08)		$12.24	(0.39)%		$109,049	1.56%		1.32	%(17)	1.07%		89%
B	11.41	0.02	(0.16)	(0.14)	—		—	—		11.27	(1.23)		911	2.69		2.07	(17)	0.19		89
C	11.40	0.03	(0.16)	(0.13)	(0.01)		—	(0.01)		11.26	(1.22)		14,706	2.27		2.07	(17)	0.30		89
I	12.30	0.17	(0.18)	(0.01)	(0.13)		—	(0.13)		12.16	(0.12)		35,437	1.19		1.02	(17)	1.39		89
R3	12.50	0.10	(0.20)	(0.10)	(0.07)		—	(0.07)		12.33	(0.78)		1,027	1.79		1.62	(17)	0.81		89
R4	12.72	0.15	(0.20)	(0.05)	(0.12)		—	(0.12)		12.55	(0.45)		10,542	1.43		1.32	(17)	1.18		89
R5	12.82	0.17	(0.19)	(0.02)	(0.13)		—	(0.13)		12.67	(0.17)		5,925	1.13		1.02	(17)	1.39		89
Y	12.86	0.16	(0.17)	(0.01)	(0.14)		—	(0.14)		12.71	(0.09)		17,282	1.03		0.97	(17)	1.25		89

The Hartford International Opportunities Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$16.66	$0.03	$3.84	$3.87	$(0.07)		$—	$(0.07)		$20.46	23.27	%(4)	$548,268	1.08	%(5)	1.08	%(5)	0.28	%(5)	55%
C	14.44	(0.04)	3.33	3.29	—		—	—		17.73	22.78	(4)	29,260	1.86	(5)	1.86	(5)	(0.53	)(5)	55
I	16.57	0.06	3.83	3.89	(0.13)		—	(0.13)		20.33	23.52	(4)	458,847	0.76	(5)	0.76	(5)	0.61	(5)	55
R3	16.93	(0.01)	3.92	3.91	(0.00	)(15)	—	(0.00	)(15)	20.84	23.11	(4)	40,064	1.40	(5)	1.40	(5)	(0.07	)(5)	55
R4	17.27	0.02	4.00	4.02	(0.07)		—	(0.07)		21.22	23.29	(4)	120,067	1.09	(5)	1.09	(5)	0.25	(5)	55
R5	17.44	0.06	4.03	4.09	(0.13)		—	(0.13)		21.40	23.46	(4)	363,280	0.79	(5)	0.79	(5)	0.58	(5)	55
R6	17.55	0.07	4.05	4.12	(0.14)		—	(0.14)		21.53	23.53	(4)	985,812	0.69	(5)	0.69	(5)	0.69	(5)	55
Y	17.55	0.06	4.05	4.11	(0.13)		—	(0.13)		21.53	23.47	(4)	1,289,346	0.79	(5)	0.76	(5)	0.60	(5)	55
F	16.58	0.07	3.83	3.90	(0.14)		—	(0.14)		20.34	23.59	(4)	719,841	0.69	(5)	0.69	(5)	0.67	(5)	55

The accompanying notes are an integral part of these financial statements.

52

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford International Opportunities Fund – (continued)

For the Year Ended October 31, 2020
A	$15.70	$0.05		$1.12	$1.17	$(0.21)	$—	$(0.21)	$16.66	7.48%	$450,001	1.12%	1.12%	0.29%	100%
C	13.63	(0.07)		0.98	0.91	(0.10)	—	(0.10)	14.44	6.67	27,825	1.89	1.89	(0.48)	100
I	15.62	0.10		1.12	1.22	(0.27)	—	(0.27)	16.57	7.81	347,719	0.78	0.78	0.63	100
R3	15.95	0.00	(15)	1.13	1.13	(0.15)	—	(0.15)	16.93	7.10	37,082	1.42	1.42	(0.01)	100
R4	16.26	0.05		1.16	1.21	(0.20)	—	(0.20)	17.27	7.45	104,353	1.10	1.10	0.30	100
R5	16.43	0.11		1.16	1.27	(0.26)	—	(0.26)	17.44	7.77	307,347	0.80	0.80	0.66	100
R6	16.53	0.12		1.18	1.30	(0.28)	—	(0.28)	17.55	7.88	739,434	0.70	0.70	0.71	100
Y	16.53	0.11		1.18	1.29	(0.27)	—	(0.27)	17.55	7.83	1,074,227	0.80	0.76	0.66	100
F	15.63	0.11		1.12	1.23	(0.28)	—	(0.28)	16.58	7.89	619,937	0.70	0.70	0.71	100

For the Year Ended October 31, 2019
A	$14.66	$0.21		$1.36	$1.57	$(0.18)	$(0.35)	$(0.53)	$15.70	11.32%	$464,083	1.12%	1.12%	1.42%	92%
C	12.74	0.08		1.19	1.27	(0.03)	(0.35)	(0.38)	13.63	10.46	37,457	1.89	1.89	0.64	92
I	14.60	0.25		1.35	1.60	(0.23)	(0.35)	(0.58)	15.62	11.67	350,647	0.79	0.79	1.71	92
R3	14.87	0.17		1.39	1.56	(0.13)	(0.35)	(0.48)	15.95	11.03	51,593	1.42	1.42	1.14	92
R4	15.16	0.22		1.41	1.63	(0.18)	(0.35)	(0.53)	16.26	11.34	133,349	1.12	1.12	1.44	92
R5	15.32	0.27		1.42	1.69	(0.23)	(0.35)	(0.58)	16.43	11.73	265,062	0.80	0.80	1.74	92
R6	15.42	0.30		1.41	1.71	(0.25)	(0.35)	(0.60)	16.53	11.78	638,619	0.70	0.70	1.93	92
Y	15.41	0.28		1.43	1.71	(0.24)	(0.35)	(0.59)	16.53	11.80	981,426	0.78	0.75	1.80	92
F	14.61	0.27		1.35	1.62	(0.25)	(0.35)	(0.60)	15.63	11.82	660,251	0.70	0.70	1.82	92

For the Year Ended October 31, 2018
A	$17.49	$0.18		$(2.19)	$(2.01)	$(0.21)	$(0.61)	$(0.82)	$14.66	(12.07)%	$480,730	1.10%	1.10%	1.05%	76%
C	15.33	0.05		(1.90)	(1.85)	(0.13)	(0.61)	(0.74)	12.74	(12.71)	48,193	1.87	1.86	0.32	76
I	17.41	0.24		(2.19)	(1.95)	(0.25)	(0.61)	(0.86)	14.60	(11.81)	457,499	0.79	0.79	1.41	76
R3	17.73	0.13		(2.22)	(2.09)	(0.16)	(0.61)	(0.77)	14.87	(12.33)	57,967	1.41	1.41	0.73	76
R4	18.06	0.18		(2.26)	(2.08)	(0.21)	(0.61)	(0.82)	15.16	(12.07)	157,811	1.11	1.11	1.04	76
R5	18.24	0.24		(2.29)	(2.05)	(0.26)	(0.61)	(0.87)	15.32	(11.82)	253,440	0.80	0.80	1.35	76
R6	18.34	0.27		(2.30)	(2.03)	(0.28)	(0.61)	(0.89)	15.42	(11.69)	505,433	0.70	0.70	1.56	76
Y	18.34	0.25		(2.30)	(2.05)	(0.27)	(0.61)	(0.88)	15.41	(11.77)	1,029,715	0.74	0.74	1.41	76
F	17.43	0.25		(2.18)	(1.93)	(0.28)	(0.61)	(0.89)	14.61	(11.72)	599,574	0.70	0.70	1.49	76

For the Year Ended October 31, 2017
A	$14.36	$0.18		$3.10	$3.28	$(0.15)	$—	$(0.15)	$17.49	23.07%	$571,753	1.14%	1.14%	1.11%	102%
C	12.61	0.05		2.73	2.78	(0.06)	—	(0.06)	15.33	22.13	67,778	1.88	1.88	0.37	102
I	14.31	0.24		3.07	3.31	(0.21)	—	(0.21)	17.41	23.36	428,563	0.89	0.89	1.54	102
R3	14.58	0.14		3.14	3.28	(0.13)	—	(0.13)	17.73	22.69	69,884	1.42	1.42	0.87	102
R4	14.84	0.19		3.20	3.39	(0.17)	—	(0.17)	18.06	23.07	192,812	1.12	1.12	1.17	102
R5	14.98	0.25		3.22	3.47	(0.21)	—	(0.21)	18.24	23.47	240,029	0.82	0.82	1.52	102
R6	15.06	0.29		3.21	3.50	(0.22)	—	(0.22)	18.34	23.59	218,688	0.71	0.71	1.70	102
Y	15.07	0.24		3.25	3.49	(0.22)	—	(0.22)	18.34	23.51	1,131,809	0.74	0.74	1.49	102
F(6)	14.79	0.20		2.44	2.64	—	—	—	17.43	17.85 (4)	526,321	0.71 (5)	0.71 (5)	1.75 (5)	102

For the Year Ended October 31, 2016
A	$15.11	$0.18		$(0.59)	$(0.41)	$(0.11)	$(0.23)	$(0.34)	$14.36	(2.68)%	$483,835	1.20%	1.20%	1.27%	82%
B	13.69	0.03		(0.52)	(0.49)	—	(0.23)	(0.23)	12.97	(3.52)	1,354	2.39	2.04	0.26	82
C	13.32	0.07		(0.53)	(0.46)	(0.02)	(0.23)	(0.25)	12.61	(3.38)	54,507	1.93	1.93	0.52	82
I	15.07	0.23		(0.60)	(0.37)	(0.16)	(0.23)	(0.39)	14.31	(2.34)	271,707	0.88	0.88	1.65	82
R3	15.33	0.15		(0.60)	(0.45)	(0.07)	(0.23)	(0.30)	14.58	(2.88)	58,367	1.45	1.45	1.02	82
R4	15.59	0.19		(0.60)	(0.41)	(0.11)	(0.23)	(0.34)	14.84	(2.58)	139,731	1.14	1.14	1.32	82
R5	15.74	0.24		(0.61)	(0.37)	(0.16)	(0.23)	(0.39)	14.98	(2.33)	101,936	0.84	0.84	1.64	82
R6	15.82	0.28		(0.64)	(0.36)	(0.17)	(0.23)	(0.40)	15.06	(2.23)	29,571	0.74	0.74	1.87	82
Y	15.82	0.27		(0.62)	(0.35)	(0.17)	(0.23)	(0.40)	15.07	(2.16)	1,093,849	0.74	0.74	1.80	82

The accompanying notes are an integral part of these financial statements.

53

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford International Value Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$11.27	$0.08	$4.58	$4.66	$(0.16)	$—	$(0.16)	$15.77	41.57	%(4)	$44,576	1.24	%(5)	1.24	%(5)	1.16	%(5)	15%
C	11.12	0.02	4.52	4.54	(0.11)	—	(0.11)	15.55	40.93	(4)	7,073	2.01	(5)	2.01	(5)	0.24	(5)	15
I	11.40	0.11	4.61	4.72	(0.30)	—	(0.30)	15.82	41.73	(4)	1,097,797	0.98	(5)	0.98	(5)	1.45	(5)	15
R3	11.36	0.07	4.60	4.67	(0.22)	—	(0.22)	15.81	41.33	(4)	772	1.51	(5)	1.51	(5)	1.01	(5)	15
R4	11.32	0.08	4.57	4.65	(0.25)	—	(0.25)	15.72	41.42	(4)	3,855	1.26	(5)	1.26	(5)	1.08	(5)	15
R5	11.44	0.10	4.62	4.72	(0.29)	—	(0.29)	15.87	41.64	(4)	35,610	0.94	(5)	0.94	(5)	1.37	(5)	15
R6	11.68	0.09	4.74	4.83	(0.30)	—	(0.30)	16.21	41.74	(4)	21,601	0.86	(5)	0.86	(5)	1.18	(5)	15
Y	11.67	0.11	4.72	4.83	(0.30)	—	(0.30)	16.20	41.70	(4)	358,407	0.91	(5)	0.91	(5)	1.47	(5)	15
F	11.41	0.10	4.63	4.73	(0.31)	—	(0.31)	15.83	41.79	(4)	187,425	0.86	(5)	0.86	(5)	1.33	(5)	15

For the Year Ended October 31, 2020
A	$14.53	$0.16	$(3.00)	$(2.84)	$(0.42)	$—	$(0.42)	$11.27	(20.24)%		$29,857	1.22%		1.22%		1.31%		26%
C	14.31	0.05	(2.96)	(2.91)	(0.28)	—	(0.28)	11.12	(20.83)		6,692	1.99		1.99		0.37		26
I	14.69	0.19	(3.01)	(2.82)	(0.47)	—	(0.47)	11.40	(19.98)		450,897	0.92		0.92		1.56		26
R3	14.62	0.11	(3.03)	(2.92)	(0.34)	—	(0.34)	11.36	(20.53)		344	1.57		1.57		0.88		26
R4	14.62	0.15	(3.00)	(2.85)	(0.45)	—	(0.45)	11.32	(20.26)		2,812	1.27		1.27		1.26		26
R5	14.72	0.20	(3.02)	(2.82)	(0.46)	—	(0.46)	11.44	(19.94)		26,420	0.95		0.95		1.59		26
R6	15.03	0.20	(3.07)	(2.87)	(0.48)	—	(0.48)	11.68	(19.87)		40,184	0.86		0.86		1.58		26
Y	15.02	0.19	(3.07)	(2.88)	(0.47)	—	(0.47)	11.67	(19.93)		224,804	0.93		0.91		1.43		26
F	14.70	0.19	(3.00)	(2.81)	(0.48)	—	(0.48)	11.41	(19.91)		176,284	0.86		0.86		1.53		26

For the Year Ended October 31, 2019
A	$15.11	$0.31	$0.15	$0.46	$(0.34)	$(0.70)	$(1.04)	$14.53	3.90%		$205,566	1.20%		1.20%		2.19%		51%
C	14.86	0.20	0.17	0.37	(0.22)	(0.70)	(0.92)	14.31	3.14		17,367	1.95		1.95		1.45		51
I	15.28	0.39	0.12	0.51	(0.40)	(0.70)	(1.10)	14.69	4.20		1,004,021	0.91		0.91		2.74		51
R3	15.17	0.25	0.18	0.43	(0.28)	(0.70)	(0.98)	14.62	3.53		669	1.54		1.54		1.80		51
R4	15.20	0.31	0.15	0.46	(0.34)	(0.70)	(1.04)	14.62	3.85		1,396	1.25		1.25		2.17		51
R5	15.32	0.39	0.11	0.50	(0.40)	(0.70)	(1.10)	14.72	4.13		34,293	0.95		0.95		2.80		51
R6(18)	14.59	0.30	0.14	0.44	—	—	—	15.03	3.05	(4)	170,365	0.84	(5)	0.84	(5)	3.15	(5)	51
Y	15.60	0.38	0.14	0.52	(0.40)	(0.70)	(1.10)	15.02	4.21		619,624	0.90		0.89		2.63		51
F	15.30	0.36	0.15	0.51	(0.41)	(0.70)	(1.11)	14.70	4.24		280,593	0.84		0.84		2.55		51

For the Year Ended October 31, 2018
A	$17.87	$0.28	$(1.88)	$(1.60)	$(0.55)	$(0.61)	$(1.16)	$15.11	(9.67)%		$293,131	1.20%		1.20%		1.65%		22%
C	17.61	0.15	(1.85)	(1.70)	(0.44)	(0.61)	(1.05)	14.86	(10.32)		26,524	1.92		1.92		0.92		22
I	18.07	0.33	(1.90)	(1.57)	(0.61)	(0.61)	(1.22)	15.28	(9.41)		905,960	0.90		0.90		1.91		22
R3	17.99	0.23	(1.91)	(1.68)	(0.53)	(0.61)	(1.14)	15.17	(10.02)		851	1.55		1.55		1.32		22
R4	17.98	0.28	(1.90)	(1.62)	(0.55)	(0.61)	(1.16)	15.20	(9.71)		1,441	1.25		1.25		1.64		22
R5	18.13	0.34	(1.93)	(1.59)	(0.61)	(0.61)	(1.22)	15.32	(9.46)		30,210	0.93		0.93		1.98		22
Y	18.43	0.35	(1.95)	(1.60)	(0.62)	(0.61)	(1.23)	15.60	(9.39)		685,942	0.87		0.87		1.99		22
F	18.09	0.37	(1.93)	(1.56)	(0.62)	(0.61)	(1.23)	15.30	(9.31)		382,297	0.83		0.83		2.16		22

For the Year Ended October 31, 2017
A	$15.02	$0.28	$3.28	$3.56	$(0.27)	$(0.44)	$(0.71)	$17.87	24.76%		$379,165	1.32%		1.32%		1.77%		26%
C	14.80	0.18	3.24	3.42	(0.17)	(0.44)	(0.61)	17.61	24.01		34,949	1.93		1.93		1.14		26
I	15.19	0.40	3.26	3.66	(0.34)	(0.44)	(0.78)	18.07	25.21		1,196,683	0.93		0.93		2.43		26
R3	15.14	0.25	3.30	3.55	(0.26)	(0.44)	(0.70)	17.99	24.46		933	1.57		1.57		1.51		26
R4	15.12	0.31	3.28	3.59	(0.29)	(0.44)	(0.73)	17.98	24.83		1,758	1.25		1.25		1.91		26
R5	15.24	0.46	3.21	3.67	(0.34)	(0.44)	(0.78)	18.13	25.18		21,727	0.93		0.93		2.65		26
Y	15.48	0.40	3.34	3.74	(0.35)	(0.44)	(0.79)	18.43	25.29		736,027	0.86		0.86		2.37		26
F(6)	15.50	0.31	2.28	2.59	—	—	—	18.09	16.71	(4)	377,877	0.83	(5)	0.83	(5)	2.61	(5)	26

The accompanying notes are an integral part of these financial statements.

54

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford International Value Fund – (continued)

For the Year Ended October 31, 2016
A	$14.31	$0.19	$0.96	$1.15	$(0.18)	$(0.26)	$(0.44)	$15.02	8.38%	$445,154	1.35%	1.35	%(19)	1.40%	32%
C	14.06	0.09	0.96	1.05	(0.05)	(0.26)	(0.31)	14.80	7.70	34,860	2.00	2.00	(19)	0.70	32
I	14.45	0.24	0.98	1.22	(0.22)	(0.26)	(0.48)	15.19	8.84	685,403	0.98	0.98	(19)	1.74	32
R3	14.28	0.12	1.00	1.12	—	(0.26)	(0.26)	15.14	8.08	545	1.61	1.61	(19)	0.85	32
R4	14.36	0.19	0.98	1.17	(0.15)	(0.26)	(0.41)	15.12	8.48	1,679	1.30	1.30	(19)	1.36	32
R5	14.46	0.23	0.99	1.22	(0.18)	(0.26)	(0.44)	15.24	8.83	708	1.00	1.00	(19)	1.67	32
Y	14.72	0.27	0.98	1.25	(0.23)	(0.26)	(0.49)	15.48	8.90	361,119	0.89	0.89	(19)	1.88	32

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on February 28, 2017.
(7)	Commenced operations on February 29, 2016
(8)	Commenced operations on February 28, 2018.
(9)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(10)

Excluding the expenses not subject to cap, the ratios would have been 1.75%, 2.50%, 1.35%, 1.95%, 1.65%, 1.35% and 1.30% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(11)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(12)

Effective October 7, 2019, the Global Impact Fund commenced operations as a stand-alone fund. The portfolio turnover is reflective of the activity from October 7, 2019 to October 31, 2019. The blended portfolio turnover rate of the Global Impact Fund and its former master portfolio, the Global Impact Master Portfolio (the “Master Portfolio”), is 108%, which reflects the portfolio turnover of the Master Portfolio from November 1, 2018 through October 4, 2019 and the Global Impact Fund from October 7, 2019 to October 31, 2019.

(13)	The portfolio turnover of the Fund is reflective of the portfolio turnover of the Master Portfolio.
(14)

Excluding the expenses not subject to cap, the ratios would have been 1.19%, 1.94%, 1.94%, 0.89%, 1.49%, 1.19%, 0.89% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(15)	Amount is less than $0.01 per share.
(16)	Amount is less than 0.01%.
(17)

Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 1.00%, 1.60%, 1.30%, 1.00% and 0.95% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(18)	Commenced operations on February 28, 2019.
(19)

Excluding the expenses not subject to cap, the ratios would have been 1.34%, 1.99%, 0.97%, 1.60%, 1.29%, 0.99%, and 0.88% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

55

Hartford International/Global Equity Funds

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty-six series, as of April 30, 2021. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

Hartford Climate Opportunities Fund (the “Climate Opportunities Fund”)

Hartford Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”)

Hartford Global Impact Fund (the “Global Impact Fund”)

Hartford International Equity Fund (the “International Equity Fund”)

The Hartford International Growth Fund (the “International Growth Fund”)

The Hartford International Opportunities Fund (the “International Opportunities Fund”)

The Hartford International Value Fund (the “International Value Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Certain classes of the International Equity Fund are closed to new investors, subject to certain exceptions. For more information, please see the Funds’ prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund’s shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a

56

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s

57

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Please refer to Note 9 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

58

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company’s Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund’s Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2021.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2021, the International Value Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2021, each of Emerging Markets Equity Fund, International Equity Fund and International Value Fund had used Futures Contracts.

59

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

c)	Additional Derivative Instrument Information:

Emerging Markets Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$47,427	$—	$—	$47,427

Total	$—	$—	$—	$47,427	$—	$—	$47,427

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$987,988	$—	$—	$987,988

Total	$—	$—	$—	$987,988	$—	$—	$987,988

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(100,500)	$—	$—	$(100,500)

Total	$—	$—	$—	$(100,500)	$—	$—	$(100,500)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	111

International Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$452,066	$—	$—	$452,066

Total	$—	$—	$—	$452,066	$—	$—	$452,066

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

60

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

International Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,834,145	$—	$—	$1,834,145

Total	$—	$—	$—	$1,834,145	$—	$—	$1,834,145

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$626,091	$—	$—	$626,091

Total	$—	$—	$—	$626,091	$—	$—	$626,091

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	126

International Value Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$426,006	$—	$—	$426,006

Total	$—	$—	$—	$426,006	$—	$—	$426,006

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$6,118,635	$—	$—	$6,118,635
Net realized gain (loss) on foreign currency contracts	—	(399,578)	—	—	—	—	(399,578)

Total	$—	$(399,578)	$—	$6,118,635	$—	$—	$5,719,057

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(375,915)	$—	$—	$(375,915)

Total	$—	$—	$—	$(375,915)	$—	$—	$(375,915)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	290
Foreign Currency Contracts Purchased at Contract Amount	$19,594,933
Foreign Currency Contracts Sold at Contract Amount	$19,528,336

61

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

d)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2021:

Emerging Markets Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(47,427)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(47,427)

Derivatives not subject to a MNA	—	47,427

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$452,066	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	452,066	—

Derivatives not subject to a MNA	(452,066)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Value Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(426,006)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(426,006)

Derivatives not subject to a MNA	—	426,006

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater

62

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2021. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2021 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Climate Opportunities Fund	$96,042,991	$24,099,677	$(185,874)	$23,913,803
Emerging Markets Equity Fund	372,087,194	117,622,656	(5,302,186)	112,320,470
Global Impact Fund	85,182,828	32,424,540	(1,163,847)	31,260,693
International Equity Fund	768,122,972	207,687,699	(20,460,006)	187,227,693
International Growth Fund	514,219,229	172,329,619	(5,496,333)	166,833,286
International Opportunities Fund	3,596,384,096	1,027,176,090	(26,028,610)	1,001,147,480
International Value Fund	1,603,447,140	280,733,731	(87,093,836)	193,639,895

c)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At October 31, 2020 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Equity Fund	$46,772,685	$6,197,771
Global Impact Fund(1)	4,345,748	22,029,607
International Equity Fund(1)	29,889,553	26,071,130
International Opportunities Fund	332,125,526	70,550,524
International Value Fund	50,618,968	378,881,368

(1)	Future utilization of losses are subject to limitation under current tax laws.

The Climate Opportunities Fund and International Growth Fund had no capital loss carryforward for U.S. federal income tax purposes as of October 31, 2020 (tax year-end).

During the year ended October 31, 2020, Global Impact Fund and International Growth Fund utilized $1,052,714 and $11,971,308 of prior year capital loss carryforwards, respectively.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In

63

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund (or allocated portion of the assets in the case of Climate Opportunities Fund) in accordance with the Fund’s investment objective and policies. With respect to the Climate Opportunities Fund, HFMC has also entered into a sub-advisory agreement with Schroder Investment Management North America Inc. (“SIMNA”) and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement. SIMNA performs the daily investment of the assets for a portion of the Climate Opportunities Fund in accordance with Climate Opportunities Fund’s investment objectives and policies and SIMNA may allocate assets to or from SIMNA Ltd., an affiliate of SIMNA, in connection with the daily investment of the assets for such portion of the Climate Opportunities Fund. HFMC pays a sub-advisory fee to one or more sub-advisers out of its investment management fee. With respect to Climate Opportunities Fund, SIMNA pays a sub-sub-advisory fee to SIMNA Ltd. out of the sub-advisory fees received from HFMC for the Fund.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2021; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Climate Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion

Global Impact Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and
0.4300% over $5 billion

International Growth Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6500% over $1 billion

International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion

International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of the Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. As of April 30, 2021, HFMC received the following fee with respect to each Fund: any sub-accounting fee payable by HFMC plus the amount of expenses that HFMC allocates for providing the fund accounting services.

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2021, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses,

64

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

and extraordinary expenses) through February 28, 2022 (unless the Board of Directors approves its earlier termination) as follows for the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
Emerging Markets Equity Fund	1.45%	2.20%	1.20%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%
Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
International Growth Fund	1.30%	2.05%	1.00%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended April 30, 2021, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.13%	1.92%	0.86%	0.96%	0.94%	0.80%	0.69%	0.78%	0.69%
Emerging Markets Equity Fund	1.41%	2.20%	1.09%	1.68%	1.39%	1.10%	0.98%	1.09%	0.98%
Global Impact Fund	1.17%	1.92%	0.84%	1.40%	1.10%	0.80%	0.69%	0.79%	0.69%
International Equity Fund	0.94%	1.74%	0.61%	1.21%	0.93%	0.63%	0.53%	0.63%	0.53%
International Growth Fund	1.25%	2.05%	1.00%	1.52%	1.24%	0.93%	0.83%	0.93%	0.83%
International Opportunities Fund	1.08%	1.86%	0.76%	1.40%	1.09%	0.78%	0.69%	0.75%	0.69%
International Value Fund	1.24%	2.01%	0.98%	1.51%	1.26%	0.94%	0.86%	0.91%	0.86%

e)

Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2021, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Climate Opportunities Fund	$240,916	$11
Emerging Markets Equity Fund	33,756	160
Global Impact Fund	59,880	32
International Equity Fund	85,859	1,270
International Growth Fund	108,245	510
International Opportunities Fund	291,188	1,069
International Value Fund	41,589	—

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2021, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation

65

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Climate Opportunities Fund	$51
Emerging Markets Equity Fund	223
Global Impact Fund	51
International Equity Fund	439
International Growth Fund	300
International Opportunities Fund	2,065
International Value Fund	775

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%

Effective March 1, 2021, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2022, unless the Board of Directors approves its earlier termination as follows:

Fund	Class Y
International Opportunities Fund	0.07%
International Value Fund	0.06%

From November 1, 2020 through February 28, 2021, HASCO contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below as follows:

Fund	Class Y
International Opportunities Fund	0.07%
International Value Fund	0.06%

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2021, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6		Class Y	Class F
Climate Opportunities Fund	0.10%	0.14%	0.06%	0.19%	0.15%	0.11%	0.00	%*	0.05%	0.00	%*
Emerging Markets Equity Fund	0.17%	0.25%	0.09%	0.19%	0.16%	0.11%	0.00	%*	0.10%	0.00	%*
Global Impact Fund	0.23%	0.23%	0.10%	0.20%	0.16%	0.10%	0.00	%*	0.09%	0.00	%*
International Equity Fund	0.18%	0.21%	0.08%	0.19%	0.16%	0.10%	0.00	%*	0.11%	0.00	%*
International Growth Fund	0.18%	0.24%	0.19%	0.20%	0.16%	0.10%	0.00	%*	0.10%	0.00	%*
International Opportunities Fund	0.15%	0.17%	0.07%	0.22%	0.16%	0.10%	0.00	%*	0.07%	0.00	%*
International Value Fund	0.13%	0.15%	0.13%	0.16%	0.16%	0.09%	0.00	%*	0.06%	0.00	%*

*	Amount rounds to 0.00%

66

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

8.	Affiliate Holdings:

As of April 30, 2021, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	—	—	—	86%	55%	100%	85%	—	36%
Emerging Markets Equity Fund	—	—	—	—	—	19%	8%	—	—
Global Impact Fund	—	—	—	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—	—	—	—
International Growth Fund	—	—	—	—	—	—	—	—	—
International Opportunities Fund	—	—	—	—	—	—	—	—	—
International Value Fund	—	—	—	—	—	—	—	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3		Class R4		Class R5		Class R6		Class Y	Class F
Climate Opportunities Fund	—	—	—	0	%*	0	%*	0	%*	0	%*	—	20%
Emerging Markets Equity Fund	—	—	—	—		—		0	%*	0	%*	—	—
Global Impact Fund	—	—	—	—		—		—		—		—	—
International Equity Fund	—	—	—	—		—		—		—		—	—
International Growth Fund	—	—	—	—		—		—		—		—	—
International Opportunities Fund	—	—	—	—		—		—		—		—	—
International Value Fund	—	—	—	—		—		—		—		—	—

*	Percentage rounds to zero.

As of April 30, 2021, affiliated funds of funds and a 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:

Fund	Percentage of Fund*
International Growth Fund	6%
International Opportunities Fund	5%

*	As of April 30, 2021, the affiliated funds of funds and the 529 plan were invested in Class F shares.

9.	Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

67

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

The following table presents the market value of each Fund’s securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2021.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Climate Opportunities Fund	$417,112	$(417,112)	$—
Emerging Markets Equity Fund	1,327,132	(1,327,132)	—
Global Impact Fund	—	—	—
International Equity Fund	18,488,061	(18,488,061)	—
International Growth Fund	40,030,846	(40,030,846)	—
International Opportunities Fund	91,657,897	(91,657,897)	—
International Value Fund	56,088,464	(56,088,464)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Climate Opportunities Fund	$432,309	$—
Emerging Markets Equity Fund	818,307	747,397
Global Impact Fund	—	—
International Equity Fund	25,037,209	275,888
International Growth Fund	26,519,475	15,940,982
International Opportunities Fund	80,811,225	17,706,653
International Value Fund	69,509,230	635,904

10.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Certain Transfers Accounted For As Secured Borrowings Remaining Contractual Maturity of the Agreements	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Climate Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$432,309	$—	$—	$—	$432,309

Total Borrowings	$432,309	$—	$—	$—	$432,309

Gross amount of recognized liabilities for securities lending transactions					$432,309

Emerging Markets Equity Fund
Securities Lending Transactions(1)
Common Stocks	$818,307	$—	$—	$—	$818,307

Total Borrowings	$818,307	$—	$—	$—	$818,307

Gross amount of recognized liabilities for securities lending transactions					$818,307

International Equity Fund
Securities Lending Transactions(1)
Common Stocks	$25,037,209	$—	$—	$—	$25,037,209

Total Borrowings	$25,037,209	$—	$—	$—	$25,037,209

Gross amount of recognized liabilities for securities lending transactions					$25,037,209

International Growth Fund
Securities Lending Transactions(1)
Common Stocks	$26,519,475	$—	$—	$—	$26,519,475

Total Borrowings	$26,519,475	$—	$—	$—	$26,519,475

Gross amount of recognized liabilities for securities lending transactions					$26,519,475

International Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$80,811,225	$—	$—	$—	$80,811,225

Total Borrowings	$80,811,225	$—	$—	$—	$80,811,225

Gross amount of recognized liabilities for securities lending transactions					$80,811,225

68

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

International Value Fund
Securities Lending Transactions(1)
Common Stocks	$69,509,230	$—	$—	$—	$69,509,230

Total Borrowings	$69,509,230	$—	$—	$—	$69,509,230

Gross amount of recognized liabilities for securities lending transactions					$69,509,230

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

11.	Investment Transactions:

For the six-month period ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Total Cost of Purchases	Total Sales Proceeds
Climate Opportunities Fund	$63,366,082	$22,005,608
Emerging Markets Equity Fund	249,158,386	231,236,396
Global Impact Fund	30,481,436	20,635,632
International Equity Fund	179,416,877	240,304,010
International Growth Fund	93,786,802	113,956,184
International Opportunities Fund	2,302,126,651	2,352,374,113
International Value Fund	509,402,415	201,638,160

12.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2021, and the year ended October 31, 2020:

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Climate Opportunities Fund
Class A
Shares Sold	951,201	$15,519,336	402,312	$4,790,687
Shares Issued for Reinvested Dividends	9,646	145,707	10,691	119,096
Shares Redeemed	(123,361)	(2,040,154)	(104,270)	(1,089,575)

Net Increase (Decrease)	837,486	13,624,889	308,733	3,820,208

Class C
Shares Sold	55,278	$896,638	10,430	$119,335
Shares Issued for Reinvested Dividends	331	4,889	803	8,961
Shares Redeemed	(7,371)	(119,494)	(6,323)	(66,708)

Net Increase (Decrease)	48,238	782,033	4,910	61,588

Class I
Shares Sold	738,113	$11,983,071	161,953	$1,858,816
Shares Issued for Reinvested Dividends	4,132	62,048	5,710	62,820
Shares Redeemed	(44,988)	(731,720)	(100,594)	(1,007,509)

Net Increase (Decrease)	697,257	11,313,399	67,069	914,127

Class R3
Shares Sold	1,776	$30,114	—	$—
Shares Issued for Reinvested Dividends	108	1,589	563	6,294
Shares Redeemed	—	—	—	—

Net Increase (Decrease)	1,884	31,703	563	6,294

Class R4
Shares Sold	1,795	$29,127	5,851	$72,072
Shares Issued for Reinvested Dividends	220	3,274	522	5,823
Shares Redeemed	(18)	(292)	(7)	(79)

Net Increase (Decrease)	1,997	32,109	6,366	77,816

Class R5
Shares Issued for Reinvested Dividends	167	2,495	515	5,744

Net Increase (Decrease)	167	2,495	515	5,744

69

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Climate Opportunities Fund – (continued)
Class R6
Shares Sold	8,889	$150,053	16	$184
Shares Issued for Reinvested Dividends	183	2,724	582	6,463
Shares Redeemed	—	—	—	(2)

Net Increase (Decrease)	9,072	152,777	598	6,645

Class Y
Shares Sold	402,494	$6,653,414	56,871	$652,990
Shares Issued for Reinvested Dividends	2,322	35,497	2,008	22,455
Shares Redeemed	(19,711)	(324,217)	(5,864)	(68,570)

Net Increase (Decrease)	385,105	6,364,694	53,015	606,875

Class F
Shares Sold	975,336	$16,148,501	2,130,262	$24,145,052
Shares Issued for Reinvested Dividends	47,077	728,224	60,316	678,149
Shares Redeemed	(174,452)	(2,880,021)	(214,167)	(2,482,128)

Net Increase (Decrease)	847,961	13,996,704	1,976,411	22,341,073

Total Net Increase (Decrease)	2,829,167	$46,300,803	2,418,180	$27,840,370

Emerging Markets Equity Fund
Class A
Shares Sold	397,721	$4,277,191	894,498	$7,161,896
Shares Issued for Reinvested Dividends	35,475	357,229	98,613	929,923
Shares Redeemed	(631,371)	(6,698,671)	(1,971,198)	(16,618,350)

Net Increase (Decrease)	(198,175)	(2,064,251)	(978,087)	(8,526,531)

Class C
Shares Sold	55,264	$578,488	21,622	$185,277
Shares Issued for Reinvested Dividends	315	3,126	3,316	30,843
Shares Redeemed	(49,019)	(528,786)	(148,981)	(1,275,026)

Net Increase (Decrease)	6,560	52,828	(124,043)	(1,058,906)

Class I
Shares Sold	533,673	$5,652,549	1,483,032	$12,145,370
Shares Issued for Reinvested Dividends	33,821	339,224	58,719	551,371
Shares Redeemed	(263,933)	(2,751,183)	(1,209,067)	(10,407,540)

Net Increase (Decrease)	303,561	3,240,590	332,684	2,289,201

Class R3
Shares Sold	10,104	$109,634	26,732	$236,413
Shares Issued for Reinvested Dividends	211	2,122	859	8,081
Shares Redeemed	(1,447)	(15,575)	(20,665)	(181,785)

Net Increase (Decrease)	8,868	96,181	6,926	62,709

Class R4
Shares Sold	1,029	$11,069	6,224	$54,543
Shares Issued for Reinvested Dividends	314	3,221	267	2,567
Shares Redeemed	(3,728)	(40,099)	(10,003)	(93,384)

Net Increase (Decrease)	(2,385)	(25,809)	(3,512)	(36,274)

Class R5
Shares Sold	8,033	$85,965	29,072	$246,354
Shares Issued for Reinvested Dividends	1,088	10,847	1,809	16,899
Shares Redeemed	(92,304)	(989,029)	(20,633)	(173,601)

Net Increase (Decrease)	(83,183)	(892,217)	10,248	89,652

Class R6
Shares Sold	13,196	$139,418	26,073	$227,816
Shares Issued for Reinvested Dividends	1,504	15,071	2,748	25,806
Shares Redeemed	(121,628)	(1,320,980)	(23,514)	(203,559)

Net Increase (Decrease)	(106,928)	(1,166,491)	5,307	50,063

Class Y
Shares Sold	2,166,021	$22,894,192	10,077,007	$83,161,874
Shares Issued for Reinvested Dividends	341,826	3,421,680	566,604	5,314,734
Shares Redeemed	(3,008,503)	(31,674,817)	(6,552,988)	(53,379,951)

Net Increase (Decrease)	(500,656)	(5,358,945)	4,090,623	35,096,657

70

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Emerging Markets Equity Fund – (continued)
Class F
Shares Sold	5,917,504	$58,344,488	3,397,773	$27,162,249
Shares Issued for Reinvested Dividends	3,280	32,673	56,006	523,094
Shares Redeemed	(2,531,006)	(24,795,312)	(574,643)	(4,747,723)

Net Increase (Decrease)	3,389,778	33,581,849	2,879,136	22,937,620

Total Net Increase (Decrease)	2,817,440	$27,463,735	6,219,282	$50,904,191

Global Impact Fund
Class A
Shares Sold	275,935	$4,312,630	284,403	$3,220,910
Issued in Merger	—	—	3,556,151	40,870,135
Shares Issued for Reinvested Dividends	12,025	184,461	12,175	144,394
Shares Redeemed	(229,562)	(3,558,684)	(715,309)	(8,129,845)

Net Increase (Decrease)	58,398	938,407	3,137,420	36,105,594

Class C
Shares Sold	25,631	$395,910	20,384	$240,235
Issued in Merger	—	—	241,538	2,726,961
Shares Issued for Reinvested Dividends	—	—	621	7,239
Shares Redeemed	(49,851)	(766,755)	(96,758)	(1,099,336)

Net Increase (Decrease)	(24,220)	(370,845)	165,785	1,875,099

Class I
Shares Sold	785,175	$12,263,723	928,447	$10,474,481
Issued in Merger	—	—	458,167	5,256,190
Shares Issued for Reinvested Dividends	13,224	202,057	11,160	131,691
Shares Redeemed	(411,272)	(6,444,739)	(685,040)	(7,482,979)

Net Increase (Decrease)	387,127	6,021,041	712,734	8,379,383

Class R3
Shares Sold	60,480	$907,137	117,336	$1,284,469
Issued in Merger	—	—	569,209	6,439,177
Shares Issued for Reinvested Dividends	658	9,943	1,931	22,549
Shares Redeemed	(79,180)	(1,192,467)	(293,633)	(3,155,592)

Net Increase (Decrease)	(18,042)	(275,387)	394,843	4,590,603

Class R4
Shares Sold	17,169	$266,648	32,878	$349,452
Issued in Merger	—	—	274,255	3,142,747
Shares Issued for Reinvested Dividends	318	4,869	822	9,729
Shares Redeemed	(22,779)	(351,065)	(240,956)	(2,528,488)

Net Increase (Decrease)	(5,292)	(79,548)	66,999	973,440

Class R5
Shares Sold	16,094	$251,907	12,032	$135,432
Issued in Merger	—	—	50,594	574,188
Shares Issued for Reinvested Dividends	174	2,640	203	2,372
Shares Redeemed	(8,901)	(136,334)	(44,270)	(478,813)

Net Increase (Decrease)	7,367	118,213	18,559	233,179

Class R6
Shares Sold	239,391	$3,657,290	201,761	$2,408,145
Shares Issued for Reinvested Dividends	2,911	44,105	614	7,185
Shares Redeemed	(22,466)	(349,886)	(39,266)	(422,055)

Net Increase (Decrease)	219,836	3,351,509	163,109	1,993,275

Class Y
Shares Sold	85,498	$1,297,495	—	$—
Issued in Merger	—	—	1,943,325	22,049,744
Shares Issued for Reinvested Dividends	1,009	15,334	5,044	59,070
Shares Redeemed	(195,599)	(2,971,085)	(1,744,298)	(19,883,102)

Net Increase (Decrease)	(109,092)	(1,658,256)	204,071	2,225,712

Class F
Shares Sold	233,366	$3,576,135	207,700	$2,398,639
Issued in Merger	—	—	117,529	1,356,433
Shares Issued for Reinvested Dividends	2,915	44,482	21,331	251,280
Shares Redeemed	(39,520)	(617,791)	(2,743,407)	(32,832,533)

Net Increase (Decrease)	196,761	3,002,826	(2,396,847)	(28,826,181)

Total Net Increase (Decrease)	712,843	$11,047,960	2,466,673	$27,550,104

71

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

International Equity Fund
Class A
Shares Sold	1,011,075	$12,699,705	1,717,473	$17,382,409
Shares Issued for Reinvested Dividends	560,274	6,695,276	1,338,127	14,853,213
Shares Redeemed	(3,872,492)	(47,158,923)	(12,356,666)	(122,375,344)

Net Increase (Decrease)	(2,301,143)	(27,763,942)	(9,301,066)	(90,139,722)

Class C
Shares Sold	23,389	$276,308	70,845	$703,057
Shares Issued for Reinvested Dividends	3,549	41,985	45,785	502,256
Shares Redeemed	(889,442)	(11,040,486)	(1,719,823)	(17,126,093)

Net Increase (Decrease)	(862,504)	(10,722,193)	(1,603,193)	(15,920,780)

Class I
Shares Sold	367,533	$4,494,164	502,110	$5,132,449
Shares Issued for Reinvested Dividends	71,123	859,877	180,224	2,022,109
Shares Redeemed	(370,114)	(4,541,860)	(2,972,078)	(29,066,868)

Net Increase (Decrease)	68,542	812,181	(2,289,744)	(21,912,310)

Class R3
Shares Sold	40,267	$490,870	151,619	$1,418,914
Shares Issued for Reinvested Dividends	9,156	108,861	27,297	301,361
Shares Redeemed	(153,824)	(1,814,700)	(527,820)	(5,432,886)

Net Increase (Decrease)	(104,401)	(1,214,969)	(348,904)	(3,712,611)

Class R4
Shares Sold	62,757	$764,337	271,470	$2,843,020
Shares Issued for Reinvested Dividends	6,342	75,983	13,681	152,127
Shares Redeemed	(111,539)	(1,370,139)	(465,288)	(4,770,067)

Net Increase (Decrease)	(42,440)	(529,819)	(180,137)	(1,774,920)

Class R5
Shares Sold	71,936	$776,984	995,404	$9,612,976
Shares Issued for Reinvested Dividends	15,062	157,996	5,112	49,894
Shares Redeemed	(82,981)	(885,889)	(207,657)	(1,810,439)

Net Increase (Decrease)	4,017	49,091	792,859	7,852,431

Class R6
Shares Sold	527,766	$6,542,554	2,857,395	$30,123,094
Shares Issued for Reinvested Dividends	52,437	636,591	62,967	709,639
Shares Redeemed	(467,586)	(5,809,531)	(1,414,940)	(15,013,677)

Net Increase (Decrease)	112,617	1,369,614	1,505,422	15,819,056

Class Y
Shares Sold	150,458	$1,866,140	772,069	$7,602,529
Shares Issued for Reinvested Dividends	13,146	159,071	75,384	845,813
Shares Redeemed	(430,944)	(5,106,076)	(2,639,809)	(26,294,911)

Net Increase (Decrease)	(267,340)	(3,080,865)	(1,792,356)	(17,846,569)

Class F
Shares Sold	565,950	$6,872,699	1,647,821	$16,409,953
Shares Issued for Reinvested Dividends	96,359	1,170,762	152,159	1,714,836
Shares Redeemed	(618,554)	(7,654,489)	(1,886,570)	(19,146,096)

Net Increase (Decrease)	43,755	388,972	(86,590)	(1,021,307)

Total Net Increase (Decrease)	(3,348,897)	$(40,691,930)	(13,303,709)	$(128,656,732)

International Growth Fund
Class A
Shares Sold	591,238	$10,995,525	971,276	$14,400,466
Shares Issued for Reinvested Dividends	274,449	4,898,908	46,525	715,084
Shares Redeemed	(612,576)	(11,389,121)	(1,394,765)	(20,391,187)

Net Increase (Decrease)	253,111	4,505,312	(376,964)	(5,275,637)

Class C
Shares Sold	15,846	$266,381	57,078	$763,710
Shares Issued for Reinvested Dividends	13,030	210,431	—	—
Shares Redeemed	(70,235)	(1,201,924)	(207,135)	(2,780,174)

Net Increase (Decrease)	(41,359)	(725,112)	(150,057)	(2,016,464)

72

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

International Growth Fund – (continued)
Class I
Shares Sold	1,225,756	$22,719,899	10,174,888	$167,222,205
Shares Issued for Reinvested Dividends	406,046	7,197,750	25,665	390,108
Shares Redeemed	(1,881,476)	(34,726,612)	(1,068,723)	(15,065,304)

Net Increase (Decrease)	(249,674)	(4,808,963)	9,131,830	152,547,009

Class R3
Shares Sold	9,114	$171,375	13,149	$202,176
Shares Issued for Reinvested Dividends	1,429	25,844	96	1,497
Shares Redeemed	(4,701)	(89,728)	(12,978)	(208,683)

Net Increase (Decrease)	5,842	107,491	267	(5,010)

Class R4
Shares Sold	45,219	$875,171	26,402	$379,426
Shares Issued for Reinvested Dividends	3,482	64,164	731	11,593
Shares Redeemed	(37,401)	(724,372)	(167,605)	(2,525,162)

Net Increase (Decrease)	11,300	214,963	(140,472)	(2,134,143)

Class R5
Shares Sold	126,717	$2,431,082	655,417	$9,962,282
Shares Issued for Reinvested Dividends	60,150	1,118,622	16,244	258,611
Shares Redeemed	(158,116)	(3,036,496)	(529,993)	(8,120,326)

Net Increase (Decrease)	28,751	513,208	141,668	2,100,567

Class R6
Shares Sold	155,964	$3,008,923	162,782	$2,527,138
Shares Issued for Reinvested Dividends	9,554	178,937	2,157	34,507
Shares Redeemed	(53,332)	(1,033,726)	(97,329)	(1,460,254)

Net Increase (Decrease)	112,186	2,154,134	67,610	1,101,391

Class Y
Shares Sold	84,192	$1,641,367	143,522	$2,173,909
Shares Issued for Reinvested Dividends	24,315	453,763	9,935	158,669
Shares Redeemed	(86,325)	(1,638,479)	(610,815)	(9,561,862)

Net Increase (Decrease)	22,182	456,651	(457,358)	(7,229,284)

Class F
Shares Sold	1,091,584	$20,427,095	4,196,110	$63,465,507
Shares Issued for Reinvested Dividends	355,141	6,313,592	75,248	1,145,272
Shares Redeemed	(1,173,154)	(21,608,825)	(2,158,253)	(31,865,262)

Net Increase (Decrease)	273,571	5,131,862	2,113,105	32,745,517

Total Net Increase (Decrease)	415,910	$7,549,546	10,329,629	$171,833,946

International Opportunities Fund
Class A
Shares Sold	1,555,165	$30,826,040	2,559,027	$39,139,569
Shares Issued for Reinvested Dividends	99,663	1,950,405	372,743	6,142,811
Shares Redeemed	(1,875,481)	(36,829,625)	(5,467,450)	(82,689,207)

Net Increase (Decrease)	(220,653)	(4,053,180)	(2,535,680)	(37,406,827)

Class C
Shares Sold	118,641	$2,057,285	95,789	$1,290,672
Shares Issued for Reinvested Dividends	—	—	17,705	254,592
Shares Redeemed	(395,914)	(6,893,646)	(933,344)	(12,449,083)

Net Increase (Decrease)	(277,273)	(4,836,361)	(819,850)	(10,903,819)

Class I
Shares Sold	3,782,704	$74,718,667	8,681,629	$130,649,482
Shares Issued for Reinvested Dividends	132,254	2,569,689	337,884	5,524,402
Shares Redeemed	(2,326,523)	(45,513,649)	(10,481,977)	(152,525,032)

Net Increase (Decrease)	1,588,435	31,774,707	(1,462,464)	(16,351,148)

Class R3
Shares Sold	143,709	$2,881,501	369,682	$5,642,289
Shares Issued for Reinvested Dividends	288	5,747	26,493	445,087
Shares Redeemed	(411,720)	(8,200,351)	(1,441,041)	(22,907,066)

Net Increase (Decrease)	(267,723)	(5,313,103)	(1,044,866)	(16,819,690)

73

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

International Opportunities Fund – (continued)
Class R4
Shares Sold	749,832	$15,391,841	1,227,863	$19,552,160
Shares Issued for Reinvested Dividends	19,303	391,854	84,480	1,443,764
Shares Redeemed	(1,153,411)	(23,463,226)	(3,471,669)	(56,069,772)

Net Increase (Decrease)	(384,276)	(7,679,531)	(2,159,326)	(35,073,848)

Class R5
Shares Sold	2,264,259	$47,196,952	6,580,250	$108,913,230
Shares Issued for Reinvested Dividends	91,203	1,865,096	211,605	3,641,724
Shares Redeemed	(3,005,671)	(61,680,775)	(5,302,792)	(87,808,621)

Net Increase (Decrease)	(650,209)	(12,618,727)	1,489,063	24,746,333

Class R6
Shares Sold	7,387,455	$154,122,265	10,117,011	$167,078,733
Shares Issued for Reinvested Dividends	289,660	5,958,302	640,398	11,085,289
Shares Redeemed	(4,025,223)	(82,425,144)	(7,261,141)	(118,819,824)

Net Increase (Decrease)	3,651,892	77,655,423	3,496,268	59,344,198

Class Y
Shares Sold	6,077,282	$125,930,544	15,628,576	$251,384,694
Shares Issued for Reinvested Dividends	382,178	7,861,398	965,804	16,718,064
Shares Redeemed	(7,798,780)	(160,904,489)	(14,752,080)	(237,271,725)

Net Increase (Decrease)	(1,339,320)	(27,112,547)	1,842,300	30,831,033

Class F
Shares Sold	4,847,243	$95,389,814	8,718,500	$128,042,495
Shares Issued for Reinvested Dividends	267,601	5,199,502	643,786	10,525,899
Shares Redeemed	(7,102,947)	(139,520,649)	(14,214,054)	(215,414,486)

Net Increase (Decrease)	(1,988,103)	(38,931,333)	(4,851,768)	(76,846,092)

Total Net Increase (Decrease)	112,770	$8,885,348	(6,046,323)	$(78,479,860)

International Value Fund
Class A
Shares Sold	1,013,800	$15,162,736	4,175,159	$47,456,730
Shares Issued for Reinvested Dividends	27,852	385,473	392,547	5,856,795
Shares Redeemed	(862,864)	(12,323,289)	(16,068,743)	(186,932,384)

Net Increase (Decrease)	178,788	3,224,920	(11,501,037)	(133,618,859)

Class C
Shares Sold	39,106	$593,075	11,616	$156,116
Shares Issued for Reinvested Dividends	4,216	57,718	19,667	291,273
Shares Redeemed	(190,380)	(2,704,358)	(643,413)	(7,736,271)

Net Increase (Decrease)	(147,058)	(2,053,565)	(612,130)	(7,288,882)

Class I
Shares Sold	38,445,443	$548,500,050	26,903,407	$292,759,802
Shares Issued for Reinvested Dividends	1,169,552	16,233,382	2,088,548	31,453,537
Shares Redeemed	(9,759,948)	(142,212,414)	(57,783,501)	(661,036,574)

Net Increase (Decrease)	29,855,047	422,521,018	(28,791,546)	(336,823,235)

Class R3
Shares Sold	18,797	$273,988	13,719	$162,717
Shares Issued for Reinvested Dividends	475	6,595	761	11,482
Shares Redeemed	(690)	(10,583)	(30,033)	(389,870)

Net Increase (Decrease)	18,582	270,000	(15,553)	(215,671)

Class R4
Shares Sold	27,656	$412,253	213,120	$2,756,536
Shares Issued for Reinvested Dividends	2,827	39,047	4,051	60,730
Shares Redeemed	(33,797)	(472,084)	(64,217)	(766,566)

Net Increase (Decrease)	(3,314)	(20,784)	152,954	2,050,700

Class R5
Shares Sold	207,464	$3,030,932	990,194	$11,082,911
Shares Issued for Reinvested Dividends	47,237	657,545	69,713	1,052,666
Shares Redeemed	(321,400)	(4,800,916)	(1,078,983)	(12,894,290)

Net Increase (Decrease)	(66,699)	(1,112,439)	(19,076)	(758,713)

74

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

International Value Fund – (continued)
Class R6
Shares Sold	76,998	$1,155,187	593,983	$6,445,915
Shares Issued for Reinvested Dividends	46,534	661,246	351,708	5,419,824
Shares Redeemed	(2,232,180)	(32,579,478)	(8,836,841)	(107,825,626)

Net Increase (Decrease)	(2,108,648)	(30,763,045)	(7,891,150)	(95,959,887)

Class Y
Shares Sold	5,764,817	$87,290,735	7,689,176	$93,744,980
Shares Issued for Reinvested Dividends	381,954	5,427,570	995,869	15,346,347
Shares Redeemed	(3,291,394)	(49,656,077)	(30,660,195)	(358,490,470)

Net Increase (Decrease)	2,855,377	43,062,228	(21,975,150)	(249,399,143)

Class F
Shares Sold	1,530,224	$23,342,293	7,832,635	$96,788,191
Shares Issued for Reinvested Dividends	309,572	4,296,856	597,006	8,990,903
Shares Redeemed	(5,448,276)	(82,492,274)	(12,066,272)	(134,616,686)

Net Increase (Decrease)	(3,608,480)	(54,853,125)	(3,636,631)	(28,837,592)

Total Net Increase (Decrease)	26,973,595	$380,275,208	(74,289,319)	$(850,851,282)

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 4, 2021. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2020 through March 4, 2021, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2021, none of the Funds had borrowings under this facility.

14.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Company, on behalf of the Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal years October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of the Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

75

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

16.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2021, events and transactions subsequent to April 30, 2021, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

Effective May 1, 2021, the fund accounting fee schedule as set forth in the fund accounting agreement by and between the Company, on behalf of the Funds, and HFMC, was revised. Effective May 1, 2021, the fund accounting fee for each Fund shall equal the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.

76

Hartford International/Global Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

77

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: T 04.180, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2021), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New BDM NV; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised February 2021

[This page is intentionally left blank]

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Mutual funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Advisory services are provided by Hartford Funds Management Company, LLC (HFMC). Certain funds are sub-advised by Wellington Management Company LLP and/or Schroder Investment Management North America Inc. Schroder Investment Management North America Ltd. serves as a sub-sub-adviser to certain funds. Hartford Funds refers to HFD and HFMC, which are not affiliated with any sub-adviser.

MFSAR-GE21    06/21    223139    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2020 through April 30, 2021.

Market Review

During the six months ended April 30, 2021, U.S. stocks, as measured by the S&P 500 Index,1 gained 28.85%. The strong returns for the period reflected a growing consensus among investors that a strong economic recovery has finally begun to take hold and that the worst days of the coronavirus (COVID-19) pandemic should soon be behind us.

Optimism was often hard to come by during the difficult months of 2020. The six-month period covered in this report followed many months of high unemployment, business lockdowns, face-mask requirements, and social-distancing measures. Along the way, governments around the world, including here in the U.S., mounted a rescue effort with unprecedented levels of monetary and fiscal support.

November 2020 marked the resolution of a contentious U.S. presidential election, a positive for markets. Then came the pivotal announcements that safe and effective COVID-19 vaccines were ready for federal approval – providing hope that a significant corner in the battle against the virus had been turned.

In late December of 2020, the U.S. Congress passed a $900 billion pandemic relief bill. For its part, the U.S. Federal Reserve (Fed) continued to maintain its ongoing policy of near-zero interest rates.

A winter resurgence of COVID-19 infections touched off a wave of new hospitalizations and deaths – more than 542,000 U.S. lives lost by winter’s end.2 New viral variants took root in the U.S., threatening to prolong the pandemic. A horrific surge of new death counts gripped India.

By the end of the period, over 101.4 million U.S. individuals 31% of the nation’s population – had been fully vaccinated.3 Meanwhile, in Washington, Congress fast-tracked approval of the Biden administration’s $1.9 trillion economic stimulus package. A proposal for $2.3 trillion in new infrastructure spending soon followed.

As investors digested numerous new policy initiatives, rates on 10-year Treasuries rose to nearly 1.75% in mid-March, triggering a new round of market volatility and a fierce debate over a possible return of inflation. By period’s end, the question of inflation – how much and how persistent – remained unsettled, although the Fed provided assurances of a continued low-rate environment.

As we seek to move past the pandemic, it’s still vitally important to maintain a strong relationship with a financial professional, who can confidently guide you through shifting markets while helping you find a good fit within our family of funds.

Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our complete selection of mutual funds and exchange-traded funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

[2]	Wall Street Journal, 3/21/2021

[3]	USAFacts.org, “What’s the nation’s progress on vaccinations?”

Hartford Fixed Income Funds

The Hartford Emerging Markets Local Debt Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation and income.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	4.96%	15.78%	3.01%	0.65%
Class A4	0.23%	10.57%	2.06%	0.19%
Class C3	4.56%	15.06%	2.22%	-0.10%
Class C5	3.56%	14.06%	2.22%	-0.10%
Class I3	4.92%	16.21%	3.25%	0.90%
Class R3[3]	5.01%	15.91%	2.98%	0.43%
Class R4[3]	4.79%	15.87%	3.00%	0.62%
Class R5[3]	4.96%	16.28%	3.38%	0.90%
Class Y3	4.98%	16.14%	3.32%	0.94%
Class F3	5.16%	16.28%	3.36%	0.95%
JP Morgan GBI Emerging Markets Global Diversified Index	4.17%	11.22%	3.02%	0.39%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.42%	1.18%
Class C	2.18%	1.93%
Class I	1.07%	0.93%
Class R3	1.70%	1.48%
Class R4	1.40%	1.18%
Class R5	1.10%	0.88%
Class Y	1.09%	0.88%
Class F	0.98%	0.83%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	26.0%
Foreign Government Obligations	65.5

Total	91.5%

Short-Term Investments	3.5
Purchased Options	0.0 *
Other Assets & Liabilities	5.0

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

The Hartford Floating Rate Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 04/29/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	6.07%	14.99%	4.35%	3.59%
Class A3	2.89%	11.54%	3.72%	3.27%
Class C2	5.61%	14.15%	3.61%	2.82%
Class C4	4.61%	13.15%	3.61%	2.82%
Class I2	6.23%	15.32%	4.64%	3.87%
Class R3[2]	5.89%	14.74%	4.11%	3.33%
Class R4[2]	6.05%	14.96%	4.38%	3.59%
Class R5[2]	6.16%	15.22%	4.65%	3.87%
Class Y2	6.13%	15.27%	4.69%	3.92%
Class F2	6.24%	15.07%	4.69%	3.89%
S&P/LSTA Leveraged Loan Index	5.99%	16.10%	4.98%	4.24%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 3.00%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 04/23/2012, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 05/18/2012, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.03%	1.02%
Class C	1.76%	1.76%
Class I	0.75%	0.75%
Class R3	1.39%	1.27%
Class R4	1.09%	1.02%
Class R5	0.79%	0.79%
Class Y	0.73%	0.73%
Class F	0.67%	0.67%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until at least 02/28/2022. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund’s investments may fluctuate in value over a short period of time.

The Fund should not be considered an alternative to certificates of deposit (CDs) or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.7%
Exchange-Traded Funds	1.9
Warrants	0.0 *

Total	2.6%

Fixed Income Securities
Corporate Bonds	6.1%
Senior Floating Rate Interests	92.2

Total	98.3%

Short-Term Investments	11.6
Other Assets & Liabilities	(12.5)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

3

The Hartford Floating Rate High Income Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 09/30/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	6.56%	16.29%	4.92%	4.74%
Class A4	3.36%	12.81%	4.28%	4.41%
Class C3	6.24%	15.57%	4.16%	3.98%
Class C5	5.24%	14.57%	4.16%	3.98%
Class I3	6.72%	16.66%	5.12%	4.98%
Class R3[3]	6.39%	16.05%	4.62%	4.43%
Class R4[3]	6.57%	16.32%	4.94%	4.74%
Class R5[3]	6.75%	16.72%	5.25%	5.16%
Class Y3	6.72%	16.67%	5.26%	5.05%
Class F3	6.73%	16.68%	5.22%	5.03%
S&P/LSTA Leveraged Loan Index	5.99%	16.10%	4.98%	4.91%

[1]	Not Annualized
[2]	Inception: 09/30/2011
[3]	Without sales charge
[4]	Reflects maximum sales charge of 3.00%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 04/23/2012, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 05/18/2012, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.17%	1.07%
Class C	1.91%	1.82%
Class I	0.89%	0.82%
Class R3	1.52%	1.37%
Class R4	1.22%	1.07%
Class R5	0.92%	0.77%
Class Y	0.91%	0.80%
Class F	0.81%	0.77%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • The Fund’s investments may fluctuate in value over a short period of time.

The Fund should not be considered an alternative to CDs or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.4%
Exchange-Traded Funds	2.2
Warrants	0.0 *

Total	2.6%

Fixed Income Securities
Corporate Bonds	8.2%
Senior Floating Rate Interests	91.5

Total	99.7%

Short-Term Investments	10.9
Other Assets & Liabilities	(13.2)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

4

The Hartford High Yield Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 09/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	7.50%	19.55%	6.57%	5.31%
Class A3	2.67%	14.17%	5.59%	4.83%
Class C2	7.12%	18.71%	5.77%	4.53%
Class C4	6.12%	17.71%	5.77%	4.53%
Class I2	7.62%	19.98%	6.87%	5.59%
Class R3[2]	7.33%	19.34%	6.27%	5.00%
Class R4[2]	7.48%	19.67%	6.59%	5.32%
Class R5[2]	7.66%	20.28%	6.94%	5.64%
Class R6[2]	7.59%	19.37%	6.78%	5.59%
Class Y2	7.57%	19.35%	6.78%	5.58%
Class F2	7.64%	20.09%	6.92%	5.61%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	7.97%	19.67%	7.46%	6.43%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 03/01/2021. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 03/05/2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.03%	0.95%
Class C	1.73%	1.73%
Class I	0.70%	0.69%
Class R3	1.31%	1.27%
Class R4	1.01%	0.97%
Class R5	0.71%	0.67%
Class R6	0.60%	0.55%
Class Y	0.70%	0.66%
Class F	0.60%	0.55%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*
Escrows	0.6

Total	0.6%

Fixed Income Securities
Convertible Bonds	3.5%
Corporate Bonds	91.7
Senior Floating Rate Interests	0.7

Total	95.9%

Short-Term Investments	1.6
Other Assets & Liabilities	1.9

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

5

The Hartford Inflation Plus Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 10/31/2002 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	3.26%	8.74%	3.39%	2.43%
Class A3	-1.39%	3.85%	2.44%	1.96%
Class C2	2.92%	8.07%	2.64%	1.68%
Class C4	1.92%	7.07%	2.64%	1.68%
Class I2	3.28%	9.04%	3.66%	2.70%
Class R3[2]	3.00%	8.37%	3.02%	2.08%
Class R4[2]	3.15%	8.72%	3.33%	2.38%
Class R5[2]	3.38%	9.08%	3.66%	2.69%
Class Y2	3.36%	9.12%	3.69%	2.75%
Class F2	3.47%	9.25%	3.71%	2.72%
Bloomberg Barclays U.S. TIPS 1-10 Year Index	3.38%	7.32%	3.62%	2.56%
Bloomberg Barclays U.S. TIPS Index	2.19%	6.09%	4.08%	3.33%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 03/05/2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.88%	0.86%
Class C	1.60%	1.60%
Class I	0.56%	0.56%
Class R3	1.17%	1.17%
Class R4	0.88%	0.88%
Class R5	0.57%	0.57%
Class Y	0.57%	0.57%
Class F	0.46%	0.46%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class A. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	3.6%
Corporate Bonds	2.0
Foreign Government Obligations	11.1
Senior Floating Rate Interests	7.7
U.S. Government Agencies(2)	1.4
U.S. Government Securities	70.4

Total	96.2%

Short-Term Investments	4.3
Other Assets & Liabilities	(0.5)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of April 30, 2021.

6

The Hartford Municipal Opportunities Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/31/2007 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	2.91%	8.89%	3.27%	4.62%
Class A3	-1.73%	3.99%	2.32%	4.14%
Class C2	2.52%	8.19%	2.49%	3.83%
Class C4	1.52%	7.19%	2.49%	3.83%
Class I2	3.03%	9.27%	3.54%	4.89%
Class Y2	3.02%	9.26%	3.51%	4.88%
Class F2	3.07%	9.23%	3.56%	4.90%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	1.90%	6.33%	3.03%	3.64%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class Y shares commenced operations on 05/31/2018. Performance prior to that date is that of the Fund’s Class I shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 03/05/2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	0.68%	0.68%
Class C	1.43%	1.43%
Class I	0.44%	0.44%
Class Y	0.46%	0.46%
Class F	0.37%	0.37%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Although the Fund primarily invests in municipal securities that are exempt from federal income taxes, investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition of Municipal Bonds(1)

as of 04/30/2021

Municipal Bonds	Percentage of Net Assets
Airport	6.8%
Bond Bank	0.1
Development	3.7
Education	1.0
Facilities	0.4
General Obligation	13.0
Higher Education	1.9
Housing	1.1
Medical	6.1
Mello-Roos District	0.8
Multifamily Housing	0.7
Nursing Homes	5.3
Other(2)	17.7
Power	4.2
School District	7.4
Single Family Housing	5.5
Student Loan	0.6
Tobacco	2.8
Transportation	11.3
Utilities	1.6
Water	2.3

Total	94.3%

Short-Term Investments	3.4
Other Assets & Liabilities	2.3

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

7

Hartford Municipal Short Duration Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/29/2015 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	1.59%	5.49%	1.83%	1.85%
Class A4	-2.98%	0.74%	0.90%	1.06%
Class C3	1.21%	4.82%	1.45%	1.39%
Class C5	0.21%	3.82%	1.45%	1.39%
Class I3	1.71%	5.84%	2.07%	2.08%
Class F3	1.74%	5.91%	2.11%	2.11%
Bloomberg Barclays Municipal Bond Short 1-5 Year Index	0.79%	3.43%	1.85%	1.89%

[1]	Not Annualized
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.11%	0.70%
Class C	1.95%	1.45%
Class I	0.89%	0.47%
Class F	0.81%	0.40%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Although the Fund primarily seeks income that is exempt from federal income taxes, investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition of Municipal Bonds(1)

as of 04/30/2021

Municipal Bonds	Percentage of Net Assets
Airport	4.4%
Development	6.7
Education	1.0
General Obligation	8.9
Higher Education	3.3
Housing	3.4
Medical	6.0
Mello-Roos District	0.8
Nursing Homes	7.1
Other(2)	19.6
Power	2.8
School District	7.0
Single Family Housing	5.1
Student Loan	1.4
Tobacco	2.8
Transportation	7.7
Utilities	0.7
Water	1.3

Total	90.0%

Short-Term Investments	5.8
Other Assets & Liabilities	4.2

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system and these classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

8

The Hartford Short Duration Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 10/31/2002 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	1.53%	5.84%	2.69%	2.26%
Class A3	-0.50%	3.73%	2.27%	2.05%
Class C2	1.16%	5.06%	1.94%	1.50%
Class C4	0.16%	4.06%	1.94%	1.50%
Class I2	1.71%	6.18%	3.00%	2.55%
Class R3[2]	1.42%	5.56%	2.43%	1.99%
Class R4[2]	1.46%	5.88%	2.71%	2.28%
Class R5[2]	1.63%	6.08%	3.01%	2.56%
Class R6[2]	1.71%	6.23%	3.05%	2.61%
Class Y2	1.73%	6.19%	3.02%	2.59%
Class F2	1.71%	6.22%	3.08%	2.59%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	0.23%	1.02%	1.99%	1.53%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 2.00%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 02/28/2019. Performance prior to that date is that of the Fund’s Class Y shares. Class R3, R4 and R5 shares commenced operations on 09/30/2011. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 03/05/2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.83%	0.81%
Class C	1.54%	1.54%
Class I	0.52%	0.52%
Class R3	1.15%	1.15%
Class R4	0.86%	0.86%
Class R5	0.56%	0.56%
Class R6	0.44%	0.44%
Class Y	0.55%	0.55%
Class F	0.44%	0.44%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class A. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

9

The Hartford Short Duration Fund

Fund Overview – (continued)

April 30, 2021 (Unaudited)

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	19.3%
Corporate Bonds	53.7
Foreign Government Obligations	0.1
Municipal Bonds	0.7
Senior Floating Rate Interests	18.8
U.S. Government Agencies(2)	5.8
U.S. Government Securities	1.4

Total	99.8%

Short-Term Investments	1.1
Other Assets & Liabilities	(0.9)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of April 30, 2021.

10

The Hartford Strategic Income Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/31/2007 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.73%	16.25%	6.60%	5.07%
Class A3	0.01%	11.02%	5.62%	4.59%
Class C2	4.40%	15.34%	5.81%	4.29%
Class C4	3.40%	14.34%	5.81%	4.29%
Class I2	4.97%	16.54%	6.87%	5.34%
Class R3[2]	4.57%	15.79%	6.25%	4.77%
Class R4[2]	4.72%	16.14%	6.60%	5.08%
Class R5[2]	5.01%	16.65%	6.92%	5.39%
Class R6[2]	4.92%	16.72%	7.01%	5.45%
Class Y2	4.89%	16.54%	6.94%	5.42%
Class F2	4.91%	16.66%	6.94%	5.37%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.52%	-0.27%	3.19%	3.39%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R3, R4 and R5 shares commenced operations on 09/30/2011. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 04/02/2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	0.98%	0.98%
Class C	1.70%	1.70%
Class I	0.70%	0.70%
Class R3	1.30%	1.30%
Class R4	1.00%	1.00%
Class R5	0.70%	0.70%
Class R6	0.60%	0.60%
Class Y	0.70%	0.70%
Class F	0.59%	0.59%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Restricted securities may be more difficult to sell and price than other securities. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

11

The Hartford Strategic Income Fund

Fund Overview – (continued)

April 30, 2021 (Unaudited)

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*
Convertible Preferred Stocks	0.3
Escrows	0.0 *
Warrants	0.0 *

Total	0.3%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	6.8%
Convertible Bonds	2.2
Corporate Bonds	31.5
Foreign Government Obligations	20.3
Municipal Bonds	0.5
Senior Floating Rate Interests	19.7
U.S. Government Agencies(2)	9.0
U.S. Government Securities	14.3

Total	104.3%

Short-Term Investments	2.7
Purchased Options	0.1
Other Assets & Liabilities	(7.4)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of April 30, 2021.

12

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/29/2015 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return, through investments within a sustainability framework.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	3.07%	9.27%	3.71%	4.03%
Class A4	-1.57%	4.36%	2.76%	3.22%
Class C3	2.78%	8.47%	3.32%	3.57%
Class C5	1.78%	7.47%	3.32%	3.57%
Class I3	3.29%	9.55%	3.96%	4.28%
Class F3	3.23%	9.52%	3.99%	4.30%
Bloomberg Barclays Municipal Bond Index	2.62%	7.75%	3.51%	3.91%

[1]	Not Annualized
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 4/30/2021, the Hartford Sustainable Municipal Bond Fund (formerly known as the Hartford Municipal Income Fund) changed its name, investment objective and principal investment strategy. Performance prior to 4/30/2021 reflects the Fund’s performance when it pursued a different investment objective and modified principal investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.89%	0.70%
Class C	1.70%	1.45%
Class I	0.69%	0.47%
Class F	0.58%	0.40%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Focusing on investments that involve sustainable initiatives may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the municipal bonds identified by the sub-adviser as promoting sustainable initiatives do not operate as anticipated. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Although the Fund primarily seeks income that is exempt from federal income taxes, investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.

Composition of Municipal Bonds(1)

as of 04/30/2021

Municipal Bonds	Percentage of Net Assets
Airport	2.7%
Development	3.8
Education	1.0
Facilities	0.4
General Obligation	10.7
Higher Education	6.4
Housing	1.2
Medical	5.5
Mello-Roos District	0.5
Multifamily Housing	0.2
Nursing Homes	5.3
Other(2)	16.9
Pollution	0.8
Power	3.4
School District	8.8
Single Family Housing	8.5
Student Loan	1.8
Tobacco	0.9
Transportation	8.6
Utilities	2.4
Water	2.7

Total	92.5%

Short-Term Investments	7.7
Other Assets & Liabilities	(0.2)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system and these classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

13

The Hartford Total Return Bond Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-0.45%	3.52%	3.90%	3.65%
Class A3	-4.93%	-1.14%	2.95%	3.17%
Class C2	-0.83%	2.78%	3.11%	2.87%
Class C4	-1.83%	1.78%	3.11%	2.87%
Class I2	-0.40%	3.82%	4.18%	3.93%
Class R3[2]	-0.67%	3.12%	3.56%	3.31%
Class R4[2]	-0.51%	3.46%	3.86%	3.63%
Class R5[2]	-0.31%	3.84%	4.25%	3.97%
Class R6[2]	-0.41%	3.82%	4.29%	4.03%
Class Y2	-0.38%	3.81%	4.24%	4.03%
Class F2	-0.34%	3.84%	4.28%	3.98%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.52%	-0.27%	3.19%	3.39%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 03/05/2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the Fund’s statement of additional information.

Class C shares of the Fund are closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	0.71%	0.71%
Class C	1.51%	1.51%
Class I	0.45%	0.45%
Class R3	1.06%	1.06%
Class R4	0.76%	0.76%
Class R5	0.46%	0.46%
Class R6	0.35%	0.35%
Class Y	0.45%	0.45%
Class F	0.34%	0.34%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities.

• The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

14

The Hartford Total Return Bond Fund

Fund Overview – (continued)

April 30, 2021 (Unaudited)

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0	%*
Preferred Stocks	0.0	*
Warrants	0.0	*

Total	0.0	%*

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	19.9%
Corporate Bonds	31.8
Foreign Government Obligations	4.6
Municipal Bonds	1.7
Senior Floating Rate Interests	4.6
U.S. Government Agencies(2)	40.5
U.S. Government Securities	23.7

Total	126.8%

Short-Term Investments	4.4
Purchased Options	0.1
Other Assets & Liabilities	(31.3)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of April 30, 2021.

15

The Hartford World Bond Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation with income as a secondary goal.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	0.69%	2.12%	2.17%	2.76%
Class A4	-3.84%	-2.47%	1.23%	2.29%
Class C3	0.40%	1.48%	1.43%	2.02%
Class C5	-0.60%	0.48%	1.43%	2.02%
Class I3	0.84%	2.53%	2.45%	3.04%
Class R3[3]	0.60%	1.86%	1.86%	2.43%
Class R4[3]	0.68%	2.19%	2.16%	2.75%
Class R5[3]	0.83%	2.41%	2.46%	3.04%
Class R6[3]	0.97%	2.68%	2.57%	3.15%
Class Y3	0.84%	2.43%	2.50%	3.12%
Class F3	0.88%	2.59%	2.54%	3.08%
FTSE World Government Bond Index	-1.77%	1.78%	2.13%	1.47%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.52%	-0.27%	3.19%	3.28%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.03%	1.03%
Class C	1.76%	1.76%
Class I	0.74%	0.74%
Class R3	1.37%	1.37%
Class R4	1.06%	1.06%
Class R5	0.76%	0.76%
Class R6	0.65%	0.65%
Class Y	0.75%	0.75%
Class F	0.65%	0.65%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The Fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

16

The Hartford World Bond Fund

Fund Overview – (continued)

April 30, 2021 (Unaudited)

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0	%*
Preferred Stocks	0.0	*

Total	0.0	%*

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	7.1%
Convertible Bonds	0.4
Corporate Bonds	15.2
Foreign Government Obligations	61.9
Senior Floating Rate Interests	3.0
U.S. Government Agencies(2)	1.7
U.S. Government Securities	3.9

Total	93.2%

Short-Term Investments	4.6
Purchased Options	0.0	*
Other Assets & Liabilities	2.2

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of April 30, 2021.

17

Hartford Fixed Income Funds

Benchmark Glossary (Unaudited)

Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) is comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays Municipal Bond Short 1-5 Year Index (reflects no deduction for fees, expenses or taxes) measures the performance of municipal bonds with time to maturity of more than one year and less than five years. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax exempt bond market. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are Securities and Exchange Commission registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents U.S. Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

FTSE World Government Bond Index (formerly known as the Citigroup World Government Bond Index) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of fixed-rate, local currency, investment grade sovereign bonds.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that is designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

18

Hartford Fixed Income Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2020 through April 30, 2021. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio
The Hartford Emerging Markets Local Debt Fund

Class A	$1,000.00	$1,049.60	$6.00	$1,000.00	$1,018.94	$5.91	1.18%
Class C	$1,000.00	$1,045.60	$9.79	$1,000.00	$1,015.22	$9.64	1.93%
Class I	$1,000.00	$1,049.20	$4.73	$1,000.00	$1,020.18	$4.66	0.93%
Class R3	$1,000.00	$1,050.10	$5.79	$1,000.00	$1,019.14	$5.71	1.14%
Class R4	$1,000.00	$1,047.90	$5.99	$1,000.00	$1,018.94	$5.91	1.18%
Class R5	$1,000.00	$1,049.60	$4.47	$1,000.00	$1,020.43	$4.41	0.88%
Class Y	$1,000.00	$1,049.80	$4.47	$1,000.00	$1,020.43	$4.41	0.88%
Class F	$1,000.00	$1,051.60	$4.22	$1,000.00	$1,020.68	$4.16	0.83%

The Hartford Floating Rate Fund

Class A	$1,000.00	$1,060.70	$5.11	$1,000.00	$1,019.84	$5.01	1.00%
Class C	$1,000.00	$1,056.10	$8.92	$1,000.00	$1,016.12	$8.75	1.75%
Class I	$1,000.00	$1,062.30	$3.73	$1,000.00	$1,021.18	$3.66	0.73%
Class R3	$1,000.00	$1,058.90	$6.38	$1,000.00	$1,018.60	$6.26	1.25%
Class R4	$1,000.00	$1,060.50	$5.11	$1,000.00	$1,019.84	$5.01	1.00%
Class R5	$1,000.00	$1,061.60	$3.94	$1,000.00	$1,020.98	$3.86	0.77%
Class Y	$1,000.00	$1,061.30	$3.83	$1,000.00	$1,021.08	$3.76	0.75%
Class F	$1,000.00	$1,062.40	$3.37	$1,000.00	$1,021.52	$3.31	0.66%

The Hartford Floating Rate High Income Fund

Class A	$1,000.00	$1,065.60	$5.38	$1,000.00	$1,019.59	$5.26	1.05%
Class C	$1,000.00	$1,062.40	$9.20	$1,000.00	$1,015.87	$9.00	1.80%
Class I	$1,000.00	$1,067.20	$4.10	$1,000.00	$1,020.83	$4.01	0.80%
Class R3	$1,000.00	$1,063.90	$6.91	$1,000.00	$1,018.10	$6.76	1.35%
Class R4	$1,000.00	$1,065.70	$5.38	$1,000.00	$1,019.59	$5.26	1.05%
Class R5	$1,000.00	$1,067.50	$3.84	$1,000.00	$1,021.08	$3.76	0.75%
Class Y	$1,000.00	$1,067.20	$4.00	$1,000.00	$1,020.93	$3.91	0.78%
Class F	$1,000.00	$1,067.30	$3.84	$1,000.00	$1,021.08	$3.76	0.75%

19

Hartford Fixed Income Funds

Expense Examples (Unaudited) – (continued)

	Actual Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021		Annualized expense ratio

The Hartford High Yield Fund

Class A	$1,000.00	$1,075.00	$4.89		$1,000.00	$1,020.08	$4.76		0.95%
Class C	$1,000.00	$1,071.20	$8.73		$1,000.00	$1,016.36	$8.50		1.70%
Class I	$1,000.00	$1,076.20	$3.35		$1,000.00	$1,021.57	$3.26		0.65%
Class R3	$1,000.00	$1,073.30	$6.48		$1,000.00	$1,018.55	$6.31		1.26%
Class R4	$1,000.00	$1,074.80	$4.99		$1,000.00	$1,019.98	$4.86		0.97%
Class R5	$1,000.00	$1,076.60	$3.45		$1,000.00	$1,021.47	$3.36		0.67%
Class R6(1)	$1,000.00	$1,004.20	$0.92	(2)	$1,000.00	$1,022.07	$2.76	(3)	0.55%
Class Y	$1,000.00	$1,075.70	$3.40		$1,000.00	$1,021.52	$3.31		0.66%
Class F	$1,000.00	$1,076.40	$2.83		$1,000.00	$1,022.07	$2.76		0.55%

The Hartford Inflation Plus Fund

Class A	$1,000.00	$1,032.60	$4.28		$1,000.00	$1,020.58	$4.26		0.85%
Class C	$1,000.00	$1,029.20	$8.00		$1,000.00	$1,016.91	$7.95		1.59%
Class I	$1,000.00	$1,033.70	$2.77		$1,000.00	$1,022.07	$2.76		0.55%
Class R3	$1,000.00	$1,030.00	$5.89		$1,000.00	$1,018.99	$5.86		1.17%
Class R4	$1,000.00	$1,031.50	$4.38		$1,000.00	$1,020.48	$4.36		0.87%
Class R5	$1,000.00	$1,033.80	$2.87		$1,000.00	$1,021.97	$2.86		0.57%
Class Y	$1,000.00	$1,033.60	$2.82		$1,000.00	$1,022.02	$2.81		0.56%
Class F	$1,000.00	$1,034.70	$2.27		$1,000.00	$1,022.56	$2.26		0.45%

The Hartford Municipal Opportunities Fund

Class A	$1,000.00	$1,029.10	$3.32		$1,000.00	$1,021.52	$3.31		0.66%
Class C	$1,000.00	$1,025.20	$7.13		$1,000.00	$1,017.75	$7.10		1.42%
Class I	$1,000.00	$1,030.30	$2.06		$1,000.00	$1,022.76	$2.06		0.41%
Class Y	$1,000.00	$1,030.20	$2.21		$1,000.00	$1,022.61	$2.21		0.44%
Class F	$1,000.00	$1,030.70	$1.76		$1,000.00	$1,023.06	$1.76		0.35%

Hartford Municipal Short Duration Fund

Class A	$1,000.00	$1,015.90	$3.45		$1,000.00	$1,021.37	$3.46		0.69%
Class C	$1,000.00	$1,012.10	$7.18		$1,000.00	$1,017.65	$7.20		1.44%
Class I	$1,000.00	$1,017.10	$2.30		$1,000.00	$1,022.51	$2.31		0.46%
Class F	$1,000.00	$1,017.40	$1.95		$1,000.00	$1,022.86	$1.96		0.39%

The Hartford Short Duration Fund

Class A	$1,000.00	$1,015.30	$3.90		$1,000.00	$1,020.93	$3.91		0.78%
Class C	$1,000.00	$1,011.60	$7.58		$1,000.00	$1,017.26	$7.60		1.52%
Class I	$1,000.00	$1,017.10	$2.45		$1,000.00	$1,022.37	$2.46		0.49%
Class R3	$1,000.00	$1,014.20	$4.99		$1,000.00	$1,019.84	$5.01		1.00%
Class R4	$1,000.00	$1,014.60	$3.65		$1,000.00	$1,021.18	$3.66		0.73%
Class R5	$1,000.00	$1,016.30	$2.70		$1,000.00	$1,022.12	$2.71		0.54%
Class R6	$1,000.00	$1,017.10	$2.10		$1,000.00	$1,022.71	$2.11		0.42%
Class Y	$1,000.00	$1,017.30	$2.60		$1,000.00	$1,022.22	$2.61		0.52%
Class F	$1,000.00	$1,017.10	$2.10		$1,000.00	$1,022.71	$2.11		0.42%

The Hartford Strategic Income Fund

Class A	$1,000.00	$1,047.30	$4.57		$1,000.00	$1,020.33	$4.51		0.90%
Class C	$1,000.00	$1,044.00	$8.26		$1,000.00	$1,016.71	$8.15		1.63%
Class I	$1,000.00	$1,049.70	$3.10		$1,000.00	$1,021.77	$3.06		0.61%
Class R3	$1,000.00	$1,045.70	$6.24		$1,000.00	$1,018.70	$6.16		1.23%
Class R4	$1,000.00	$1,047.20	$4.72		$1,000.00	$1,020.18	$4.66		0.93%
Class R5	$1,000.00	$1,050.10	$3.05		$1,000.00	$1,021.82	$3.01		0.60%
Class R6	$1,000.00	$1,049.20	$2.74		$1,000.00	$1,022.12	$2.71		0.54%
Class Y	$1,000.00	$1,048.90	$3.10		$1,000.00	$1,021.77	$3.06		0.61%
Class F	$1,000.00	$1,049.10	$2.74		$1,000.00	$1,022.12	$2.71		0.54%

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)

Class A	$1,000.00	$1,030.70	$3.47		$1,000.00	$1,021.37	$3.46		0.69%
Class C	$1,000.00	$1,027.80	$7.24		$1,000.00	$1,017.65	$7.20		1.44%
Class I	$1,000.00	$1,032.90	$2.32		$1,000.00	$1,022.51	$2.31		0.46%
Class F	$1,000.00	$1,032.30	$1.97		$1,000.00	$1,022.86	$1.96		0.39%

20

Hartford Fixed Income Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio

The Hartford Total Return Bond Fund

Class A	$1,000.00	$995.50	$3.36	$1,000.00	$1,021.42	$3.41	0.68%
Class C	$1,000.00	$991.70	$7.31	$1,000.00	$1,017.46	$7.40	1.48%
Class I	$1,000.00	$996.00	$1.93	$1,000.00	$1,022.86	$1.96	0.39%
Class R3	$1,000.00	$993.30	$5.09	$1,000.00	$1,019.69	$5.16	1.03%
Class R4	$1,000.00	$994.90	$3.41	$1,000.00	$1,021.37	$3.46	0.69%
Class R5	$1,000.00	$996.90	$2.18	$1,000.00	$1,022.61	$2.21	0.44%
Class R6	$1,000.00	$995.90	$1.58	$1,000.00	$1,023.21	$1.61	0.32%
Class Y	$1,000.00	$996.20	$1.93	$1,000.00	$1,022.86	$1.96	0.39%
Class F	$1,000.00	$996.60	$1.58	$1,000.00	$1,023.21	$1.61	0.32%

The Hartford World Bond Fund

Class A	$1,000.00	$1,006.90	$5.08	$1,000.00	$1,019.74	$5.11	1.02%
Class C	$1,000.00	$1,004.00	$8.75	$1,000.00	$1,016.07	$8.80	1.76%
Class I	$1,000.00	$1,008.40	$3.64	$1,000.00	$1,021.18	$3.66	0.73%
Class R3	$1,000.00	$1,006.00	$6.71	$1,000.00	$1,018.10	$6.76	1.35%
Class R4	$1,000.00	$1,006.80	$5.13	$1,000.00	$1,019.69	$5.16	1.03%
Class R5	$1,000.00	$1,008.30	$3.78	$1,000.00	$1,021.03	$3.81	0.76%
Class R6	$1,000.00	$1,009.70	$3.24	$1,000.00	$1,021.57	$3.26	0.65%
Class Y	$1,000.00	$1,008.40	$3.64	$1,000.00	$1,021.18	$3.66	0.73%
Class F	$1,000.00	$1,008.80	$3.24	$1,000.00	$1,021.57	$3.26	0.65%

(1)	Inception date of Class R6 shares was March 1, 2021.
(2)	Expenses paid during the period March 1, 2021 through April 30, 2021.
(3)

Please note that while Class R6 shares commenced operations on March 1, 2021, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class R6 shares was in effect during the period November 1, 2020 to April 30, 2021.

21

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0%
	Argentina - 0.5%
$125,000	Telecom Argentina S.A. 8.50%, 08/06/2025(1)	$114,823
	YPF S.A.
70,000	0.00%, 03/23/2025	57,680
265,000	6.95%, 07/21/2027(2)	162,975

		335,478

	Azerbaijan - 0.2%
165,000	International Bank of Azerbaijan OJSC 3.50%, 09/01/2024(2)	162,525

	Bermuda - 0.3%
215,000	Ooredoo International Finance Ltd. 3.25%, 02/21/2023(2)	224,417

	Brazil - 0.8%
305,000	BRF S.A. 4.88%, 01/24/2030(1)	313,192
200,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(1)	202,688

		515,880

	British Virgin Islands - 1.4%
43,000	Central American Bottling Corp. 5.75%, 01/31/2027(1)	45,258
200,000	Gold Fields Orogen Holdings BVI Ltd. 6.13%, 05/15/2029(2)	235,500
270,000	Huarong Finance Co., Ltd. 4.50%, 01/24/2022, (4.50% fixed rate until 01/24/2022; 5 year USD CMT + 7.773% thereafter)(2)(3)(4)	175,648
250,000	Sinopec Group Overseas Development Ltd. 2.70%, 05/13/2030(1)	250,115
200,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(2)	206,645

		913,166

	Cayman Islands - 3.0%
265,000	ADCB Finance Cayman Ltd. 4.00%, 03/29/2023(1)	280,569
201,736	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(5)	147,771
205,000	Country Garden Holdings Co., Ltd. 5.63%, 01/14/2030(2)	221,883
290,000	QNB Finance Ltd. 2.63%, 05/12/2025(2)	301,612
134,426	Sparc EM SPC Panama Metro 0.00%, 12/05/2022(2)(5)	131,234
200,000	Tencent Holdings Ltd. 2.39%, 06/03/2030(1)	195,806
135,000	Vale Overseas Ltd. 3.75%, 07/08/2030	142,020
400,000	Wynn Macau Ltd. 5.50%, 01/15/2026(2)	420,500
200,000	Yuzhou Group Holdings Co., Ltd. 7.70%, 02/20/2025(2)	175,596

		2,016,991

	Chile - 1.1%
200,000	Embotelladora Andina S.A. 5.00%, 10/01/2023(2)	217,992
250,000	Empresa Nacional de Telecomunicaciones S.A. 4.75%, 08/01/2026(2)	278,084
200,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(2)	219,238

		715,314

	China - 0.7%
200,000	China Development Bank Financial Leasing Co., Ltd. 2.88%, 09/28/2030, (2.88% fixed rate until 09/28/2025; 5 year USD CMT + 2.750% thereafter)(2)(3)	201,440
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(1)	250,796

		452,236

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Colombia - 1.0%
$200,000	Banco de Bogota S.A. 6.25%, 05/12/2026(2)	$223,200
200,000	Bancolombia S.A. 3.00%, 01/29/2025	205,002
190,000	Ecopetrol S.A. 6.88%, 04/29/2030	230,375

		658,577

	Hong Kong - 1.1%
200,000	AIA Group Ltd. 3.20%, 09/16/2040(1)	198,994
275,000	CMB Wing Lung Bank Ltd. 3.75%, 11/22/2027, (3.75% fixed rate until 11/22/2022; 5 year USD CMT + 1.750% thereafter)(2)(3)	282,018
250,000	Nanyang Commercial Bank Ltd. 3.80%, 11/20/2029, (3.80% fixed rate until 11/20/2024; 5 year USD CMT + 2.180% thereafter)(2)(3)	259,081

		740,093

	India - 0.5%
285,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(2)	307,000

	Ireland - 0.9%
200,000	Borets Finance DAC 6.00%, 09/17/2026(1)	204,800
200,000	Gtlk Europe Capital DAC 4.65%, 03/10/2027(2)	205,692
200,000	PJSC Koks via IMH Capital DAC 5.90%, 09/23/2025(1)	212,500

		622,992

	Israel - 1.0%
	Energean Israel Finance Ltd.
25,000	4.50%, 03/30/2024(1)(2)	25,618
25,000	4.88%, 03/30/2026(1)(2)	25,781
200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(2)	222,000
	Leviathan Bond Ltd.
50,000	6.50%, 06/30/2027(1)(2)	55,482
105,000	6.75%, 06/30/2030(1)(2)	117,651
200,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(2)(3)	203,000

		649,532

	Jersey - 0.6%
	Galaxy Pipeline Assets Bidco Ltd.
200,000	2.16%, 03/31/2034(1)	196,135
200,000	2.63%, 03/31/2036(1)	193,759

		389,894

	Luxembourg - 1.9%
200,000	FS Luxembourg S.a.r.l. 0.00%, 12/15/2025	217,650
200,000	Guara Norte S.a.r.l. 5.20%, 06/15/2034(1)	201,500
200,000	Kernel Holding S.A. 6.50%, 10/17/2024(1)	209,500
180,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(1)	189,997
200,000	Rumo Luxembourg S.a.r.l. 5.25%, 01/10/2028(1)	212,600
235,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(2)	248,430

		1,279,677

	Mexico - 1.5%
200,000	BBVA Bancomer S.A. 6.75%, 09/30/2022(2)	213,500
205,000	Infraestructura Energetica Nova S.A.B. de C.V. 3.75%, 01/14/2028(2)	218,837
200,000	Mexico City Airport Trust 5.50%, 07/31/2047(2)	203,000
140,000	Petroleos Mexicanos 7.69%, 01/23/2050	134,764
200,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	197,294

		967,395

	Morocco - 0.4%
275,000	OCP S.A. 4.50%, 10/22/2025(2)	293,239

The accompanying notes are an integral part of these financial statements.

22

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 26.0% - (continued)
		Netherlands - 3.2%
	$200,000	Embraer Netherlands Finance B.V. 6.95%, 01/17/2028(1)	$225,234
	200,000	Greenko Dutch B.V. 3.85%, 03/29/2026(1)	203,100
	200,000	Lukoil Securities B.V. 3.88%, 05/06/2030(1)	210,160
	200,000	Metinvest B.V. 7.65%, 10/01/2027(1)	213,200
	270,000	Minejesa Capital B.V. 5.63%, 08/10/2037	286,200
	250,000	Mong Duong Finance Holdings B.V. 5.13%, 05/07/2029(1)	251,875
		Petrobras Global Finance B.V.
	75,000	6.75%, 06/03/2050	82,066
	70,000	6.90%, 03/19/2049	78,792
	190,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	178,600
	385,000	VEON Holdings B.V. 4.00%, 04/09/2025(1)	404,365

			2,133,592

		Peru - 1.3%
	320,000	Banco de Credito del Peru 3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(1)(3)	314,400
	295,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(1)	303,112
	270,000	SAN Miguel Industrias Pet S.A. 4.50%, 09/18/2022(1)	272,025

			889,537

		Saudi Arabia - 0.7%
	400,000	Saudi Arabian Oil Co. 4.25%, 04/16/2039(2)	435,753

		Singapore - 1.4%
	205,000	BOC Aviation Ltd. 3.88%, 04/27/2026(1)	220,650
	200,000	Jollibee Worldwide Pte Ltd. 4.75%, 06/24/2030(2)	205,600
	270,000	United Overseas Bank Ltd. 2.88%, 03/08/2027, (2.88% fixed rate until 03/08/2022; 5 year USD Swap + 1.654% thereafter)(2)(3)	273,829
	200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(2)	201,224

			901,303

		Thailand - 0.3%
	200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 year USD CMT + 1.900% thereafter)(2)(3)	203,060

		United Arab Emirates - 1.1%
	200,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(2)	232,850
	220,000	Emirates SembCorp Water and Power Co. PJSC 4.45%, 08/01/2035(1)	251,240
	225,000	Tabreed Sukuk Spc Ltd. 5.50%, 10/31/2025(2)	257,729

			741,819

		United Kingdom - 0.5%
	200,000	MARB BondCo plc 3.95%, 01/29/2031(1)	190,034
EUR	100,000	NAK Naftogaz Ukraine via Kondor Finance plc 7.13%, 07/19/2024(2)	121,224

			311,258

		United States - 0.6%
	$200,000	DAE Funding LLC 3.38%, 03/20/2028(1)	199,516
	200,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(1)	190,500

			390,016

		Total Corporate Bonds (cost $16,875,732)	$17,250,744

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 65.5%
		Argentina - 1.3%
ARS	6,044,752	Argentina Treasury Bond 1.20%, 03/18/2022(6)	$63,900
		Argentine Bonos del Tesoro
	5,840,763	15.50%, 10/17/2026(7)	23,876
	8,645,000	16.00%, 10/17/2023(7)	53,567
	127,125	18.20%, 10/03/2021(7)	1,253
		Argentine Republic Government International Bond
	$379,604	0.13%, 07/09/2030(8)	136,646
	1,311,855	0.13%, 07/09/2035(8)(9)	413,247
	73,605	1.00%, 07/09/2029	27,728
ARS	3,970,000	Autonomous City of Buenos Aires Argentina 37.34%, 03/29/2024, BADLAR + 3.250%(9)	38,354
	$187,563	Provincia de Cordoba 1.00%, 02/01/2029	106,442

			865,013

		Brazil - 2.4%
BRL	2,946,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2024(5)	446,916
		Brazil Notas do Tesouro Nacional
	16,000	10.00%, 01/01/2025	3,138
	4,677,000	10.00%, 01/01/2027	916,359
	785,000	10.00%, 01/01/2029	153,113
	496,000	10.00%, 01/01/2031	96,385

			1,615,911

		Bulgaria - 0.2%
EUR	110,000	Bulgaria Government International Bond 1.38%, 09/23/2050(2)	126,032

		Chile - 0.7%
		Bonos de la Tesoreria de la Republica en pesos
CLP	80,000,000	4.70%, 09/01/2030(1)(2)	120,824
	165,000,000	5.00%, 03/01/2035	250,260
	70,000,000	6.00%, 01/01/2043	118,621

			489,705

		China - 6.9%
		China Government Bond
CNY	2,020,000	1.99%, 04/09/2025	300,842
	7,670,000	2.68%, 05/21/2030	1,135,774
	2,910,000	2.85%, 06/04/2027	442,906
	4,440,000	3.13%, 11/21/2029	681,420
	2,010,000	3.25%, 06/06/2026	314,450
	2,330,000	3.25%, 11/22/2028	362,379
	3,830,000	3.27%, 11/19/2030	596,383
	1,500,000	3.28%, 12/03/2027	233,865
	2,160,000	3.29%, 05/23/2029	335,616
	910,000	3.81%, 09/14/2050	143,876

			4,547,511

		Colombia - 2.6%
		Colombian TES
COP	877,000,000	5.75%, 11/03/2027	227,487
	164,900,000	6.00%, 04/28/2028	43,086
	734,900,000	7.00%, 06/30/2032	192,358
	1,544,100,000	7.25%, 10/18/2034	405,295
	1,022,700,000	7.25%, 10/26/2050	246,815
	353,400,000	7.50%, 08/26/2026	102,023
	528,000,000	7.75%, 09/18/2030	148,368
	1,100,500,000	10.00%, 07/24/2024	341,874

			1,707,306

		Croatia - 0.7%
EUR	320,000	Croatia Government International Bond 3.00%, 03/20/2027(2)	442,543

The accompanying notes are an integral part of these financial statements.

23

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 65.5% - (continued)
		Czech Republic - 2.6%
		Czech Republic Government Bond
CZK	2,640,000	0.05%, 11/29/2029	$106,622
	5,140,000	0.95%, 05/15/2030(2)	223,057
	4,490,000	1.00%, 06/26/2026(2)	203,423
	3,200,000	1.20%, 03/13/2031	140,784
	16,180,000	2.50%, 08/25/2028(2)	797,787
	4,730,000	2.75%, 07/23/2029	238,323

			1,709,996

		Egypt - 0.3%
	$200,000	Egypt Government International Bond 7.50%, 02/16/2061(1)	185,250

		Hungary - 1.7%
		Hungary Government Bond
HUF	23,820,000	1.50%, 04/22/2026	78,869
	93,460,000	2.25%, 04/20/2033	295,654
	28,280,000	2.75%, 12/22/2026	99,257
	25,230,000	3.00%, 10/27/2027	90,160
		Hungary Government International Bond
EUR	278,000	1.63%, 04/28/2032(2)	356,632
	175,000	1.75%, 06/05/2035(2)	222,693

			1,143,265

		Indonesia - 5.8%
		Indonesia Treasury Bond
IDR	1,930,000,000	5.50%, 04/15/2026	132,622
	6,867,000,000	6.50%, 06/15/2025	491,229
	14,400,000,000	6.50%, 02/15/2031	996,885
	1,700,000,000	6.63%, 05/15/2033	116,667
	2,597,000,000	7.00%, 05/15/2027	188,854
	965,000,000	7.00%, 09/15/2030	68,881
	3,465,000,000	7.50%, 08/15/2032	250,603
	623,000,000	7.50%, 06/15/2035	44,506
	4,915,000,000	7.50%, 05/15/2038	347,609
	3,962,000,000	7.50%, 04/15/2040	281,056
	3,748,000,000	8.25%, 06/15/2032	284,868
	130,000,000	8.25%, 05/15/2036	9,875
	2,782,000,000	8.38%, 03/15/2034	212,979
	2,251,000,000	8.38%, 04/15/2039	172,639
	2,922,000,000	8.75%, 05/15/2031	231,563

			3,830,836

		Macedonia - 0.7%
		North Macedonia Government International Bond
EUR	140,000	1.63%, 03/10/2028(1)	162,693
	100,000	2.75%, 01/18/2025(2)	125,025
	110,000	3.68%, 06/03/2026(1)	143,906

			431,624

		Malaysia - 6.1%
		Malaysia Government Bond
MYR	1,725,000	3.48%, 06/14/2024	434,887
	375,000	3.50%, 05/31/2027	94,437
	245,000	3.73%, 06/15/2028	62,501
	155,000	3.76%, 04/20/2023	39,007
	395,000	3.76%, 05/22/2040	91,346
	1,265,000	3.83%, 07/05/2034	307,782
	1,050,000	3.89%, 08/15/2029	268,621
	255,000	3.90%, 11/16/2027	65,888
	350,000	3.90%, 11/30/2026	91,032
	480,000	3.91%, 07/15/2026	123,693
	810,000	3.96%, 09/15/2025	208,640
	7,125,000	4.05%, 09/30/2021	1,756,520
	55,000	4.64%, 11/07/2033	14,446
	320,000	4.76%, 04/07/2037	84,020

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 65.5% - (continued)
		Malaysia - 6.1% - (continued)
		Malaysia Government Investment Issue
MYR	700,000	3.66%, 10/15/2024	$177,764
	455,000	3.73%, 03/31/2026	116,432
	35,000	4.13%, 08/15/2025	9,083
	340,000	4.13%, 07/09/2029	87,764

			4,033,863

		Mexico - 9.3%
		Mexican Bonos
MXN	18,204,800	5.75%, 03/05/2026	890,559
	16,626,800	7.50%, 06/03/2027	871,255
	6,138,300	7.75%, 05/29/2031	321,527
	1,330,100	7.75%, 11/13/2042	65,343
	4,718,600	8.00%, 11/07/2047	236,040
	4,029,900	8.50%, 05/31/2029	221,606
	1,598,100	8.50%, 11/18/2038	85,455
	10,833,900	10.00%, 11/20/2036	664,153
		Mexico Cetes
	9,411,880	0.00%, 11/18/2021(5)	451,682
	9,839,270	0.00%, 12/16/2021(5)	470,475
	39,199,720	0.00%, 02/10/2022(5)	1,860,126
	176,280	0.00%, 10/06/2022(5)	8,099

			6,146,320

		Peru - 1.4%
		Peru Government Bond
PEN	550,000	5.40%, 08/12/2034	138,538
	95,000	5.94%, 02/12/2029	27,290
	25,000	6.15%, 08/12/2032	6,893
	610,000	6.35%, 08/12/2028	179,880
	790,000	6.90%, 08/12/2037	222,192
	975,000	8.20%, 08/12/2026	326,170

			900,963

		Poland - 2.3%
		Republic of Poland Government Bond
PLN	1,735,000	0.25%, 01/25/2026(10)	461,947
	475,000	1.25%, 10/25/2030	120,221
	2,545,000	2.50%, 07/25/2026	724,582
	795,000	3.25%, 07/25/2025	231,712

			1,538,462

		Romania - 1.9%
		Romania Government Bond
RON	770,000	3.65%, 07/28/2025	195,927
	1,450,000	4.75%, 02/24/2025	382,827
	340,000	4.75%, 10/11/2034	90,165
		Romanian Government International Bond
EUR	115,000	2.00%, 01/28/2032(2)	138,950
	140,000	2.63%, 12/02/2040(1)	164,880
	10,000	2.63%, 12/02/2040(2)	11,777
	100,000	2.88%, 03/11/2029(2)	132,836
	115,000	3.62%, 05/26/2030(1)	159,323

			1,276,685

		Russia - 5.6%
		Russian Federal Bond - OFZ
RUB	16,605,000	5.70%, 05/17/2028	207,818
	15,385,000	5.90%, 03/12/2031	188,816
	15,930,000	6.00%, 10/06/2027	204,106
	23,895,000	6.10%, 07/18/2035	289,479
	10,935,000	6.90%, 05/23/2029	145,691
	11,460,000	7.00%, 08/16/2023	156,127
	28,480,000	7.05%, 01/19/2028	385,494
	12,370,000	7.25%, 05/10/2034	167,061
	37,775,000	7.65%, 04/10/2030	526,889
	6,245,000	7.70%, 03/23/2033	87,340

The accompanying notes are an integral part of these financial statements.

24

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 65.5% - (continued)
		Russia - 5.6% - (continued)
RUB	3,975,000	7.75%, 09/16/2026	$55,656
	20,950,000	7.95%, 10/07/2026	296,347
	24,755,000	8.15%, 02/03/2027	353,396
	29,465,000	8.50%, 09/17/2031	435,083
	$200,000	Russian Foreign Bond - Eurobond 4.25%, 06/23/2027(2)	221,351

			3,720,654

		Serbia - 1.2%
EUR	585,000	Serbia International Bond 3.13%, 05/15/2027(1)	773,120

		South Africa - 5.4%
		Republic of South Africa Government Bond
ZAR	8,101,770	6.50%, 02/28/2041	353,121
	12,020,000	7.00%, 02/28/2031	687,674
	4,245,000	8.00%, 01/31/2030	270,457
	14,515,000	8.25%, 03/31/2032	880,806
	8,785,000	8.50%, 01/31/2037	491,149
	2,805,000	8.75%, 01/31/2044	154,289
	4,400,000	8.88%, 02/28/2035	260,810
	3,499,000	9.00%, 01/31/2040	199,563
		Republic of South Africa Government Bond
	3,325,000	10.50%, 12/21/2026	261,804

			3,559,673

		Supranational - 1.5%
		Asian Development Bank
	20,300,000	0.00%, 04/30/2040(5)	223,982
IDR	4,580,000,000	7.80%, 03/15/2034	343,987
		International Finance Corp.
TRY	1,000,000	0.00%, 05/09/2027(5)	48,257
MXN	9,600,000	0.00%, 01/29/2036(5)	143,509
	20,400,000	0.00%, 02/22/2038(5)	258,915

			1,018,650

		Thailand - 4.7%
		Thailand Government Bond
THB	2,364,000	0.00%, 12/17/2026	79,710
	5,607,056	1.20%, 07/14/2021(2)(6)	179,808
	7,168,946	1.25%, 03/12/2028(2)(6)	225,281
	7,352,000	1.60%, 12/17/2029	234,873
	2,065,000	1.60%, 06/17/2035	61,898
	10,775,000	2.88%, 12/17/2028	378,738
	4,884,000	3.30%, 06/17/2038	177,026
	7,690,000	3.40%, 06/17/2036	282,632
	9,555,000	3.65%, 06/20/2031	359,260
	16,985,000	3.78%, 06/25/2032	644,321
	10,985,000	3.85%, 12/12/2025	398,075
	1,770,000	4.88%, 06/22/2029	70,933

			3,092,555

		Turkey - 0.2%
	$200,000	Turkey Government International Bond 4.88%, 04/16/2043	154,016

		Uruguay - 0.0%
UYU	1,245,000	Uruguay Government International Bond 8.50%, 03/15/2028(2)	29,487

		Total Foreign Government Obligations (cost $44,423,611)	$43,339,440

		Total Long-Term Investments (cost $61,299,343)	$60,590,184

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.5%
	Repurchase Agreements - 3.5%
2,295,955	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $2,295,956; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $2,341,967	$2,295,955

	Total Short-Term Investments (cost $2,295,955)	$2,295,955

Total Investments Excluding Purchased Options (cost $63,595,298)	95.0%	$62,886,139

Total Purchased Options (cost $64,167)	0.0%	$18,935

Total Investments (cost $63,659,465)	95.0%	$62,905,074
Other Assets and Liabilities	5.0%	3,302,212

Total Net Assets	100.0%	$66,207,286

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $9,627,036, representing 14.5% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $11,927,593, representing 18.0% of net assets.

(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)	Security is a zero-coupon bond.

(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

The accompanying notes are an integral part of these financial statements.

25

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

(9)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.
(10)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

OTC Option Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/BRL Put	BOA	6.31 USD	06/09/2021	994,000	USD	994,000	$847	$16,131	$(15,284)
USD Call/CNH Put	GSC	6.55 USD	07/15/2021	672,000	USD	672,000	3,278	10,945	(7,667)
USD Call/ZAR Put	CBK	15.31 USD	07/06/2021	675,000	USD	675,000	7,661	31,347	(23,686)

Total Calls							$11,786	$58,423	$(46,637)

Puts
EUR Put/USD Call	GSC	1.19 EUR	07/27/2021	1,122,000	EUR	1,122,000	$7,149	$5,744	$1,405

Total purchased OTC option contracts							$18,935	$64,167	$(45,232)

Written option contracts:
Calls
USD Call/CNH Put	GSC	6.76 USD	07/15/2021	(672,000)	USD	(672,000)	$(607)	$(4,720)	$4,113
USD Call/ZAR Put	CBK	16.74 USD	07/06/2021	(675,000)	USD	(675,000)	(1,846)	(13,453)	11,607

Total Calls							$(2,453)	$(18,173)	$15,720

Written option contracts:
Puts
USD Put/BRL Call	BOA	5.52 USD	06/09/2021	(994,000)	USD	(994,000)	$(29,998)	$(13,580)	$(16,418)
USD Put/BRL Call	BNP	5.18 USD	07/27/2021	(339,000)	USD	(339,000)	(3,864)	(4,149)	285
USD Put/CLP Call	GSC	665.00 USD	10/27/2021	(1,340,000)	USD	(1,340,000)	(12,194)	(16,197)	4,003
USD Put/PLN Call	CBK	3.59 USD	07/15/2021	(672,000)	USD	(672,000)	(1,081)	(6,209)	5,128
USD Put/TRY Call	CBK	7.95 USD	07/15/2021	(1,007,000)	USD	(1,007,000)	(6,143)	(11,883)	5,740
USD Put/TRY Call	GSC	8.06 USD	07/27/2021	(339,000)	USD	(339,000)	(3,152)	(3,674)	522

Total Puts							$(56,432)	$(55,692)	$(740)

Total written OTC option contracts							$(58,885)	$(73,865)	$14,980

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	13	06/30/2021	$2,869,852	$(1,321)
U.S. Treasury 5-Year Note Future	39	06/30/2021	4,833,562	(21,994)
U.S. Treasury 10-Year Ultra Future	5	06/21/2021	727,734	(1,627)
U.S. Treasury Ultra Bond Future	2	06/21/2021	371,813	(4,966)

Total				$(29,908)

Short position contracts:
Euro-BOBL Future	6	06/08/2021	$971,875	$1,220
Euro-BUND Future	9	06/08/2021	1,839,442	10,320
Euro-BUXL 30-Year Bond Future	1	06/08/2021	242,734	6,323
U.S. Treasury 10-Year Note Future	41	06/21/2021	5,413,281	3,269
U.S. Treasury Long Bond Future	7	06/21/2021	1,100,750	(1,544)

Total				$19,588

Total futures contracts				$(10,320)

The accompanying notes are an integral part of these financial statements.

26

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2021
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	BZDIOVRA	7.60% Fixed	BRL	1,310,288	01/02/2025	At Maturity	$—	$—	$139	$139
BOA	BZDIOVRA	7.55% Fixed	BRL	1,976,877	01/02/2025	At Maturity	—	—	(125)	(125)
GSC	BZDIOVRA	5.58% Fixed	BRL	3,125,704	01/02/2024	At Maturity	—	—	(9,385)	(9,385)
GSC	BZDIOVRA	7.07% Fixed	BRL	1,320,970	01/04/2027	At Maturity	—	—	(7,322)	(7,322)
GSC	CLICP Camara Promedio A	1.33% Fixed	CLP	237,230,000	06/16/2023	Semi-Annual	—	—	(1,028)	(1,028)
JPM	5.39% Fixed	6 Mo. INR MIBOR	INR	6,185,000	06/16/2026	Semi-Annual	—	—	(519)	(519)
JPM	5.45% Fixed	6 Mo. INR MIBOR	INR	45,545,000	06/16/2026	Semi-Annual	—	—	(5,559)	(5,559)
JPM	BZDIOVRA	5.89% Fixed	BRL	305,392	01/02/2025	At Maturity	—	—	(2,019)	(2,019)
MSC	5.01% Fixed	3M Banco Central De La Republica	COP	929,010,000	06/16/2031	Quarterly	—	—	11,065	11,065
MSC	5.29% Fixed	6 Mo. INR MIBOR	INR	35,735,000	06/16/2026	Semi-Annual	—	—	(989)	(989)
MSC	5.43% Fixed	6 Mo. INR MIBOR	INR	25,790,000	06/16/2026	Semi-Annual	—	—	(2,736)	(2,736)
MSC	BZDIOVRA	7.04% Fixed	BRL	30,391	07/03/2023	At Maturity	—	—	334	334
MSC	BZDIOVRA	8.40% Fixed	BRL	643,408	01/02/2025	At Maturity	—	—	8,118	8,118
MSC	BZDIOVRA	7.94% Fixed	BRL	737,284	01/02/2029	At Maturity	—	—	(2,570)	(2,570)

Total OTC interest rate swap contracts							$—	$—	$(12,596)	$(12,596)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	5.56% Fixed	MXN	335,000	11/13/2030	Lunar	$—	$—	$(1,557)	$(1,557)
1 Mo. MXN TIIE	6.13% Fixed	MXN	3,100,000	02/11/2031	Lunar	—	—	(8,395)	(8,395)
4.31% Fixed	1 Mo. MXN TIIE	MXN	9,035,000	12/09/2021	Lunar	—	—	318	318
5.64% Fixed	1 Mo. MXN TIIE	MXN	2,200,000	03/12/2026	Lunar	—	—	1,739	1,739
3M ZAR JIBAR	4.74% Fixed	ZAR	6,430,000	06/16/2023	Quarterly	—	—	2,405	2,405
3M ZAR JIBAR	7.66% Fixed	ZAR	63,970,000	06/16/2031	Quarterly	—	—	(6,579)	(6,579)
6.09% Fixed	3M ZAR JIBAR	ZAR	109,110,000	06/16/2026	Quarterly	—	—	(29,766)	(29,766)
1.09% Fixed	6M CZK PRIBOR	CZK	190,435,000	06/16/2023	Annual	—	—	15,785	15,785
1.76% Fixed	6M CZK PRIBOR	CZK	39,025,000	06/16/2031	Annual	—	—	22,223	22,223
6M CZK PRIBOR	1.51% Fixed	CZK	6,070,000	06/16/2026	Annual	—	—	(3,407)	(3,407)
6M CZK PRIBOR	1.60% Fixed	CZK	146,185,000	06/16/2026	Semi-Annual	—	—	(51,870)	(51,870)
0.26% Fixed	6M EURIBOR	EUR	225,000	06/16/2026	Annual	—	—	212	212
2.42% Fixed	6M HUF BUBOR	HUF	142,030,000	06/16/2031	Annual	—	—	6,785	6,785
6M HUF BUBOR	1.92% Fixed	HUF	378,140,000	06/16/2026	Annual	—	—	(8,458)	(8,458)
6M WIBOR PLN	1.73% Fixed	PLN	460,000	06/16/2031	Annual	—	—	(3,070)	(3,070)

Total centrally cleared interest rate swap contracts						$—	$—	$(63,635)	$(63,635)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,190,000	AUD	916,711	USD	TDB	06/16/2021	$206	$—
2,837,000	BRL	505,788	USD	MSC	06/02/2021	14,884	—
27,078,000	BRL	4,955,794	USD	GSC	06/02/2021	14,165	(358)
486,000	BRL	86,454	USD	CBK	06/02/2021	2,741	—
320,000	BRL	57,796	USD	BNP	06/02/2021	933	—
2,753,000	BRL	468,436	USD	MLI	06/11/2021	36,433	—
3,319,000	BRL	598,849	USD	JPM	07/13/2021	8,098	—
458,000	BRL	83,402	USD	BNP	07/29/2021	227	—
1,431,000	BRL	247,921	USD	MLI	08/12/2021	13,006	—
75,000	CAD	59,436	USD	GSC	06/16/2021	1,588	—
637,555,000	CLP	879,951	USD	GSC	06/16/2021	16,840	—
637,400,000	CLP	894,807	USD	BNP	06/16/2021	4,611	(2,845)
164,300,000	CLP	230,823	USD	BOA	06/16/2021	283	—
250,698,000	CLP	342,297	USD	GSC	07/21/2021	10,286	—
257,403,000	CLP	366,410	USD	GSC	10/29/2021	—	(4,480)
15,987,912	CNH	2,435,550	USD	BCLY	06/16/2021	26,113	—
6,739,000	CNH	1,027,625	USD	GSC	06/16/2021	9,982	—
283,700,000	COP	78,489	USD	BNP	06/16/2021	—	(3,080)

The accompanying notes are an integral part of these financial statements.

27

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
441,200,000	COP	121,179	USD	CBK	06/16/2021	$—	$(3,905)
718,800,000	COP	198,250	USD	MSC	06/16/2021	—	(7,188)
5,308,027,000	COP	1,489,973	USD	JPM	06/16/2021	—	(79,065)
38,345,000	CZK	1,738,061	USD	BNP	06/16/2021	44,601	—
29,570,000	CZK	1,351,505	USD	GSC	06/16/2021	23,206	—
2,800,000	CZK	127,159	USD	BOA	06/16/2021	3,013	—
371,000	CZK	16,626	USD	UBS	06/16/2021	622	—
5,020,000	EGP	313,946	USD	DEUT	06/16/2021	3,313	—
2,710,000	EGP	168,062	USD	GSC	06/16/2021	3,207	—
2,230,000	EGP	135,316	USD	JPM	10/12/2021	1,301	—
296,000	EUR	347,905	USD	CSFB	06/16/2021	8,308	—
599,000	EUR	717,026	USD	BNP	06/16/2021	5,343	(1,519)
267,000	EUR	318,940	USD	GSC	06/16/2021	2,374	—
153,000	EUR	182,077	USD	CBK	06/16/2021	2,047	—
265,000	EUR	317,285	USD	MSC	06/16/2021	1,627	(6)
120,000	EUR	143,945	USD	BCLY	06/16/2021	466	—
201,000	EUR	241,716	USD	WEST	06/16/2021	172	—
255,000	EUR	308,652	USD	GSC	07/29/2021	—	(1,503)
118,000	GBP	163,991	USD	GSC	06/16/2021	—	(1,006)
648,045,000	HUF	2,100,927	USD	BNP	06/16/2021	61,896	—
158,300,000	HUF	518,137	USD	GSC	06/16/2021	10,182	—
25,094,000	HUF	81,158	USD	UBS	06/16/2021	2,592	—
40,932,468,000	IDR	2,799,980	USD	GSC	06/16/2021	21,217	—
3,597,739,000	IDR	245,466	USD	BNP	06/16/2021	2,502	—
2,361,000,000	IDR	162,637	USD	JPM	06/16/2021	91	—
59,440,000	INR	805,335	USD	BNP	06/16/2021	—	(8,813)
593,090,000	KRW	523,689	USD	GSC	06/16/2021	9,510	—
185,300,000	KRW	164,990	USD	JPM	06/16/2021	1,598	—
142,940,000	KRW	128,174	USD	BNP	06/16/2021	332	—
76,500,000	KZT	175,943	USD	CBK	06/16/2021	—	(242)
37,150,000	KZT	85,797	USD	DEUT	06/16/2021	—	(473)
66,000,000	KZT	154,386	USD	GSC	06/16/2021	—	(2,801)
4,795,000	MXN	234,108	USD	BCLY	05/10/2021	2,336	—
14,331,000	MXN	678,895	USD	CBK	06/16/2021	24,817	—
38,757,000	MXN	1,884,583	USD	BNP	06/16/2021	26,210	(7,661)
8,224,000	MXN	392,462	USD	GSC	06/16/2021	11,371	—
4,265,000	MYR	1,029,920	USD	BNP	06/16/2021	9,140	—
2,099,000	PEN	566,611	USD	CBK	06/16/2021	—	(11,710)
2,301,000	PEN	621,105	USD	GSC	06/16/2021	—	(12,802)
15,979,000	PHP	326,547	USD	GSC	06/16/2021	5,099	—
27,820,000	PHP	573,254	USD	JPM	06/16/2021	4,153	—
13,734,000	PLN	3,570,937	USD	GSC	06/16/2021	52,388	(786)
1,215,000	PLN	306,246	USD	BNP	06/16/2021	14,228	—
1,175,000	PLN	311,275	USD	BOA	06/16/2021	—	(1,352)
620,000	PLN	165,219	USD	CBK	07/19/2021	—	(1,656)
4,916,000	RON	1,193,100	USD	GSC	06/16/2021	4,770	(48)
26,380,000	RUB	350,895	USD	DEUT	06/16/2021	—	(2,364)
24,120,000	RUB	323,374	USD	MSC	06/16/2021	—	(4,702)
154,025,000	RUB	2,051,957	USD	GSC	06/16/2021	4,963	(21,953)
485,000	SGD	360,645	USD	GSC	06/16/2021	3,751	—
380,000	SGD	283,664	USD	BNP	06/16/2021	1,842	—
170,000	SGD	127,113	USD	BOA	06/16/2021	613	—
4,440,000	THB	141,132	USD	BCLY	06/16/2021	1,421	—
2,290,000	THB	73,120	USD	RBS	06/16/2021	404	—
16,240,000	THB	521,642	USD	GSC	06/16/2021	1,660	(1,894)
5,840,000	THB	188,781	USD	MSC	06/16/2021	—	(1,279)
74,700,000	THB	2,420,926	USD	JPM	06/16/2021	741	(23,316)
1,312,000	TRY	178,832	USD	MSC	05/11/2021	—	(21,213)
508,000	TRY	64,055	USD	BCLY	06/16/2021	—	(4,166)
9,900,500	TRY	1,234,447	USD	GSC	06/16/2021	2,830	(70,085)
2,392,000	TRY	281,412	USD	CBK	07/16/2021	—	(3,797)
846,000	TRY	98,504	USD	GSC	07/28/2021	—	(896)
131,087	USD	170,000	AUD	GSC	06/16/2021	99	—
1,222,538	USD	1,587,000	AUD	TDB	06/16/2021	—	(275)

The accompanying notes are an integral part of these financial statements.

28

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
82,860	USD	460,000	BRL	BNP	06/02/2021	$—	$(1,563)
331,398	USD	1,865,000	BRL	GSC	06/02/2021	1,063	(11,946)
750,376	USD	4,250,000	BRL	CBK	06/02/2021	—	(29,623)
846,874	USD	4,827,000	BRL	MSC	06/02/2021	—	(39,021)
414,523	USD	2,369,000	BRL	GSC	07/13/2021	—	(18,697)
130,655	USD	165,000	CAD	MSC	06/16/2021	—	(3,598)
230,385	USD	165,400,000	CLP	CBK	06/16/2021	477	(2,746)
459,424	USD	334,736,000	CLP	BNP	06/16/2021	—	(11,419)
563,692	USD	395,712,000	CLP	GSC	07/21/2021	7,160	—
61,594	USD	406,000	CNH	MSC	06/16/2021	—	(918)
73,151	USD	484,000	CNH	BNP	06/16/2021	—	(1,371)
187,188	USD	1,225,000	CNH	HSBC	06/16/2021	—	(1,426)
186,489	USD	1,223,000	CNH	SSG	06/16/2021	—	(1,817)
374,060	USD	2,467,000	CNH	GSC	06/16/2021	—	(5,785)
455,475	USD	1,681,700,000	COP	BNP	06/16/2021	8,468	—
126,550	USD	447,100,000	COP	UBS	06/16/2021	7,708	—
147,440	USD	541,400,000	COP	RBS	06/16/2021	3,532	—
88,679	USD	323,900,000	COP	GSC	06/16/2021	2,584	—
339,529	USD	7,270,000	CZK	BOA	06/16/2021	1,546	—
122,175	USD	2,683,000	CZK	UBS	06/16/2021	—	(2,558)
140,575	USD	3,090,000	CZK	CIBC	06/16/2021	—	(3,079)
371,485	USD	8,280,000	CZK	BNP	06/16/2021	—	(13,453)
679,713	USD	14,920,000	CZK	GSC	06/16/2021	288	(14,207)
4,816	USD	4,000	EUR	BCLY	06/16/2021	2	—
11,954	USD	10,000	EUR	CBK	06/16/2021	—	(80)
144,410	USD	121,000	EUR	RBC	06/16/2021	—	(1,204)
150,250	USD	126,000	EUR	BNP	06/16/2021	—	(1,381)
162,866	USD	138,000	EUR	DEUT	06/16/2021	—	(3,206)
445,184	USD	373,000	EUR	GSC	06/16/2021	—	(3,692)
3,870,250	USD	3,245,000	EUR	MSC	06/16/2021	—	(34,855)
163,663	USD	118,000	GBP	GSC	06/16/2021	678	—
219,298	USD	66,170,000	HUF	GSC	06/16/2021	—	(1,541)
65,185	USD	20,200,000	HUF	SCB	06/16/2021	—	(2,232)
275,140	USD	85,200,000	HUF	MSC	06/16/2021	—	(9,211)
157,675	USD	2,303,000,000	IDR	JPM	06/16/2021	—	(1,055)
192,769	USD	2,814,000,000	IDR	MSC	06/16/2021	—	(1,181)
1,030,848	USD	15,047,000,000	IDR	GSC	06/16/2021	—	(6,240)
792,517	USD	58,850,000	INR	BNP	06/16/2021	5,289	(1,388)
270	USD	20,000	INR	CBK	06/16/2021	2	—
372,864	USD	419,130,000	KRW	BNP	06/16/2021	—	(3,942)
317,676	USD	359,260,000	KRW	GSC	06/16/2021	—	(5,306)
300,030	USD	6,115,000	MXN	BCLY	05/10/2021	—	(1,503)
395,815	USD	7,940,000	MXN	CBK	06/16/2021	5,928	—
144,853	USD	2,920,000	MXN	BNP	06/16/2021	1,469	—
63,248	USD	1,279,000	MXN	BCLY	06/16/2021	444	—
1,785,903	USD	36,584,000	MXN	GSC	06/16/2021	10,864	(21,388)
225,708	USD	4,850,000	MXN	JPM	06/16/2021	—	(12,447)
579,963	USD	12,168,000	MXN	UBS	06/16/2021	—	(17,537)
111,453	USD	460,000	MYR	DEUT	06/16/2021	—	(614)
94,287	USD	392,000	MYR	BNP	06/16/2021	—	(1,214)
208,766	USD	290,000	NZD	MSC	06/16/2021	1,279	—
89,506	USD	125,000	NZD	GSC	06/16/2021	72	—
484,379	USD	1,761,000	PEN	DEUT	06/16/2021	18,833	—
338,020	USD	1,240,000	PEN	CBK	06/16/2021	10,208	—
482,977	USD	23,690,000	PHP	SCB	06/16/2021	—	(8,711)
96,397	USD	365,000	PLN	UBS	06/16/2021	123	—
52,738	USD	205,000	PLN	GSC	06/16/2021	—	(1,334)
186,629	USD	715,000	PLN	BNP	06/16/2021	—	(1,962)
127,411	USD	495,000	PLN	DEUT	06/16/2021	—	(3,152)
478,432	USD	1,840,000	PLN	MSC	06/16/2021	—	(6,894)
445,210	USD	1,753,000	PLN	CBK	06/16/2021	—	(17,169)
73,872	USD	305,000	RON	BNP	06/16/2021	—	(444)
166,374	USD	12,320,000	RUB	MSC	06/16/2021	3,603	—
112,878	USD	8,490,000	RUB	UBS	06/16/2021	709	—

The accompanying notes are an integral part of these financial statements.

29

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,059,465	USD	80,200,000	RUB	GSC	06/16/2021	$5,525	$(5,656)
171,159	USD	230,000	SGD	GSC	06/16/2021	—	(1,647)
470,686	USD	635,000	SGD	BNP	06/16/2021	—	(6,410)
583,120	USD	17,970,000	THB	JPM	06/16/2021	6,167	—
136,688	USD	4,230,000	THB	ANZ	06/16/2021	878	—
103,152	USD	3,240,000	THB	GSC	06/16/2021	—	(873)
128,531	USD	951,000	TRY	GSC	05/11/2021	14,282	—
835,899	USD	7,180,000	TRY	GSC	06/16/2021	2,144	(12,711)
197,147	USD	8,915,000	UYU	CBK	06/16/2021	—	(4,778)
93,857	USD	1,350,000	ZAR	DEUT	06/17/2021	1,397	—
116,176	USD	1,710,000	ZAR	BOA	06/17/2021	—	(940)
69,055	USD	1,040,000	ZAR	SCB	06/17/2021	—	(2,173)
195,893	USD	2,984,000	ZAR	GSC	06/17/2021	—	(8,477)
8,400,000	UYU	189,445	USD	CBK	06/16/2021	815	—
2,104,000	UYU	47,154	USD	JPM	06/16/2021	502	—
18,643,000	ZAR	1,211,641	USD	BNP	06/17/2021	65,194	—
5,310,000	ZAR	353,176	USD	GSC	06/17/2021	10,500	—
1,120,000	ZAR	76,358	USD	SCB	06/17/2021	349	—
2,421,000	ZAR	158,091	USD	CBK	07/08/2021	7,244	—

Total Foreign Currency Contracts						$750,078	$(687,014)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$17,250,744	$—	$17,250,744	$—
Foreign Government Obligations	43,339,440	—	43,339,440	—
Short-Term Investments	2,295,955	—	2,295,955	—
Purchased Options	18,935	—	18,935	—
Foreign Currency Contracts(2)	750,078	—	750,078	—
Futures Contracts(2)	21,132	21,132	—	—
Swaps - Interest Rate(2)	69,123	—	69,123	—

Total	$63,745,407	$21,132	$63,724,275	$—

Liabilities
Foreign Currency Contracts(2)	$(687,014)	$—	$(687,014)	$—
Futures Contracts(2)	(31,452)	(31,452)	—	—
Swaps - Interest Rate(2)	(145,354)	—	(145,354)	—
Written Options	(58,885)	—	(58,885)	—

Total	$(922,705)	$(31,452)	$(891,253)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

30

The Hartford Floating Rate Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.7%
		Consumer Services - 0.1%
	13,792	Caesars Entertainment, Inc.*	$1,349,410

		Energy - 0.3%
	2,037,975	Ascent Resources - Marcellus LLC Class A*(1)(2)	1,294,114
	71,082	Foresight Energy LLC*(1)(2)	623,818
	418,220,006	KCA Deutag*(1)(2)(3)	—
	544,947	Philadelphia Energy Solutions Class A*(1)(2)	5,449
	112,212	Texgen Power LLC*(1)(2)	4,488,480

			6,411,861

		Insurance - 0.2%
	175,508	AFG Holdings, Inc.	3,861,176

		Materials - 0.1%
	37,645	UTEX Industries, Inc.	1,439,921

		Total Common Stocks (cost $28,691,717)	$13,062,368

CORPORATE BONDS - 6.1%
		Airlines - 0.1%
	$890,000	American Airlines, Inc. 5.75%, 04/20/2029(4)	$953,635
	960,000	United Airlines, Inc. 4.38%, 04/15/2026(4)	996,211

			1,949,846

		Apparel - 0.0%
EUR	750,000	BK LC Lux Finco S.a.r.l. 5.25%, 04/30/2029(4)	917,918

		Auto Manufacturers - 0.1%
	$2,650,000	Ford Motor Credit Co. LLC 3.09%, 01/09/2023	2,699,742

		Commercial Banks - 0.4%
EUR	1,595,000	Banco Santander S.A. 1.00%, 12/15/2024(5)(6)	1,783,644
		Freedom Mortgage Corp.
	$3,350,000	7.63%, 05/01/2026(4)	3,493,045
	1,580,000	8.13%, 11/15/2024(4)	1,635,300
	625,000	8.25%, 04/15/2025(4)	648,469

			7,560,458

		Commercial Services - 0.5%
	1,825,000	APX Group, Inc. 7.63%, 09/01/2023	1,872,906
	1,925,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(4)	1,963,500
	2,800,000	MPH Acquisition Holdings LLC 5.75%, 11/01/2028(4)	2,758,000
EUR	2,660,000	Q-Park Holding I B.V. 2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(4)(7)	3,065,652

			9,660,058

		Construction Materials - 0.1%
	$1,850,000	Standard Industries, Inc. 5.00%, 02/15/2027(4)	1,910,125

		Diversified Financial Services - 0.3%
	2,800,000	Burford Capital Global Finance LLC 6.25%, 04/15/2028(4)	2,906,400
	1,765,000	Home Point Capital, Inc. 5.00%, 02/01/2026(4)	1,737,995
	885,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(4)	873,026

			5,517,421

		Entertainment - 0.4%
		Cinemark USA, Inc.
	3,645,000	4.88%, 06/01/2023	3,640,261
	1,815,000	5.88%, 03/15/2026(4)	1,880,794
	1,800,000	Mohegan Gaming & Entertainment 8.00%, 02/01/2026(4)	1,826,820

			7,347,875

		Hand/Machine Tools - 0.2%
	3,700,000	Apex Tool Group LLC 9.00%, 02/15/2023(4)	3,680,020

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 6.1% - (continued)
		Insurance - 0.4%
		Genworth Holdings, Inc.
	$3,175,000	4.80%, 02/15/2024	$3,103,562
	1,500,000	4.90%, 08/15/2023	1,481,250
	2,600,000	7.63%, 09/24/2021	2,645,500

			7,230,312

		Internet - 0.3%
	2,700,000	Go Daddy Operating Co. LLC 5.25%, 12/01/2027(4)	2,824,875
	1,150,000	MercadoLibre, Inc. 3.13%, 01/14/2031	1,099,975
		United Group B.V.
EUR	1,705,000	3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(4)(7)	2,006,277
	635,000	4.00%, 11/15/2027(4)	755,794

			6,686,921

		Investment Company Security - 0.1%
		Huarong Finance Co., Ltd.
	$290,000	2.13%, 09/30/2023(8)	221,850
	1,160,000	2.50%, 02/24/2023(8)	893,200

			1,115,050

		Leisure Time - 0.7%
		Carnival Corp.
	2,675,000	5.75%, 03/01/2027(4)	2,820,466
	1,630,000	7.63%, 03/01/2026(4)	1,784,850
	2,850,000	NCL Corp. Ltd. 5.88%, 03/15/2026(4)	2,978,250
	4,375,000	NCL Finance Ltd. 6.13%, 03/15/2028(4)	4,608,275
	1,825,000	Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028(4)	1,913,878

			14,105,719

		Media - 0.1%
EUR	1,540,000	Banijay Group SAS 6.50%, 03/01/2026(4)	1,897,751
	$1,000,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(4)	1,070,000

			2,967,751

		Mining - 0.1%
	1,875,000	Constellium SE 5.75%, 05/15/2024(4)	1,886,644

		Miscellaneous Manufacturing - 0.1%
EUR	1,450,000	Bombardier, Inc. 6.13%, 05/15/2021(8)	1,742,631

		Oil & Gas - 0.1%
	1,400,000	Petroleos Mexicanos 4.75%, 02/26/2029(8)	1,668,372
	$720,000	Range Resources Corp. 8.25%, 01/15/2029(4)	781,034

			2,449,406

		Packaging & Containers - 0.2%
		Mauser Packaging Solutions Holding Co.
EUR	1,475,000	4.75%, 04/15/2024(8)	1,777,574
	$1,950,000	7.25%, 04/15/2025(4)	1,896,375

			3,673,949

		Pharmaceuticals - 0.2%
EUR	1,055,000	Rossini S.a.r.l. 3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(4)(7)	1,268,374
	$2,725,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	2,698,104

			3,966,478

		Pipelines - 0.0%
	905,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	744,363

		Real Estate - 0.1%
	2,175,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023(8)	1,980,338

The accompanying notes are an integral part of these financial statements.

31

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 6.1% - (continued)
		Retail - 1.5%
	$860,000	1011778 BC ULC / New Red Finance, Inc. 5.75%, 04/15/2025(4)	$911,600
	720,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(4)(9)	741,672
	2,015,000	CEC Entertainment LLC 6.75%, 05/01/2026(4)	2,000,492
		eG Global Finance plc
EUR	3,150,000	4.38%, 02/07/2025(8)	3,669,687
	1,475,000	6.25%, 10/30/2025(8)	1,805,593
	545,000	Goldstory SASU 5.50%, 03/01/2026, 3 mo. EURIBOR + 5.500%(4)(7)	662,448
	$5,220,000	Magic Mergeco, Inc. 7.88%, 05/01/2029(4)	5,364,124
		Staples, Inc.
	10,400,000	7.50%, 04/15/2026(4)	10,764,000
	2,825,000	10.75%, 04/15/2027(4)	2,923,027

			28,842,643

		Telecommunications - 0.0%
	452,000	Sprint Corp. 7.88%, 09/15/2023	515,280

		Trucking & Leasing - 0.1%
	1,205,000	AerCap Global Aviation Trust 6.50%, 06/15/2045, (6.50% fixed rate until 06/15/2025; 3 mo. USD LIBOR + 4.300% thereafter)(4)(10)	1,283,325

		Total Corporate Bonds (cost $116,019,108)	$120,434,273

SENIOR FLOATING RATE INTERESTS - 92.2%
		Advertising - 0.2%
	$4,510,000	E2open LLC 4.00%, 10/29/2027, 3 mo. USD LIBOR + 3.500%	$4,497,327

		Aerospace/Defense - 2.0%
	5,530,000	First Brands 9.50%, 03/22/2028, 3 mo. USD LIBOR + 8.500%	5,502,350
	18,787,913	Great Outdoors Group LLC 5.00%, 03/06/2028, 6 mo. USD LIBOR + 4.250%	18,852,543
	1,635,900	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	1,648,169
	9,975,421	TransDigm, Inc. 2.36%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	9,846,937
	3,370,000	Watlow Electric Manufacturing Co. 0.00%, 03/02/2028(11)	3,365,788

			39,215,787

		Airlines - 1.8%
	7,855,000	AAdvantage Loyalty IP Ltd. 0.00%, 04/20/2028(11)	8,071,013
	964,844	American Airlines, Inc. 2.11%, 04/28/2023, 1 mo. USD LIBOR + 2.000%	927,726
	9,807,875	JetBlue Airways Corp. 6.25%, 06/17/2024, 3 mo. USD LIBOR + 5.250%	10,060,035
	6,190,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	6,601,202
	9,345,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	9,808,792

			35,468,768

		Apparel - 0.4%
	8,020,000	Birkenstock GmbH & Co. KG 0.00%, 04/26/2028	7,994,978

		Asset-Backed - Finance & Insurance - 0.4%
EUR	3,910,000	Bellis Acquisition Co. plc 2.75%, 02/12/2026, 6 mo. EURIBOR + 2.750%	4,689,890

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 92.2% - (continued)
		Asset-Backed - Finance & Insurance - 0.4% - (continued)
	$3,535,000	PAI Holdco, Inc. 4.50%, 10/28/2027, 3 mo. USD LIBOR + 3.750%	$3,528,390

			8,218,280

		Auto Manufacturers - 0.1%
	2,081,034	Navistar International Corp. 3.61%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	2,078,433

		Auto Parts & Equipment - 1.3%
	4,725,000	Adient U.S. LLC 0.00%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(11)	4,717,913
	13,970,551	Clarios Global L.P. 3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	13,816,875
	6,213,605	First Brands 6.00%, 03/30/2027, 3 mo. USD LIBOR + 5.000%	6,239,515

			24,774,303

		Beverages - 0.9%
	18,095,793	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	18,087,288

		Chemicals - 0.7%
	3,665,000	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 3 mo. USD LIBOR + 2.750%	3,646,675
		LTI Holdings, Inc.
	6,796,916	3.61%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	6,686,466
	2,440,000	6.86%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	2,427,800
	224,469	UTEX Industries Inc. 5.25%, 12/03/2025, 1 mo. USD LIBOR + 5.250%	215,490

			12,976,431

		Commercial Services - 9.1%
	11,600,000	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	11,543,856
	32,118,264	APX Group, Inc. 5.11%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	32,118,264
	28,040,000	Aramark Services, Inc. 2.61%, 04/06/2028, 3 mo. USD LIBOR + 2.500%	27,899,800
		Belron Finance U.S. LLC
	2,344,066	2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	2,322,102
	4,484,804	2.44%, 05/07/2021, 3 mo. USD LIBOR + 2.250%	4,462,380
EUR	12,610,000	Biogroup-LCD 0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(11)	15,064,403
	$27,024,656	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	26,656,850
	11,528,483	Dun & Bradstreet Corp. 3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	11,460,004
	14,157,350	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	14,157,350
	4,800,000	Quikrete Holdings, Inc. 2.61%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	4,749,984
	5,000,000	Trans Union LLC 1.86%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	4,961,100
	1,311,381	USS Ultimate Holdings, Inc. 4.75%, 08/25/2024, 1 mo. USD LIBOR + 3.750%	1,311,407
		Verisure Holding AB
EUR	14,605,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(11)	17,493,010

The accompanying notes are an integral part of these financial statements.

32

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 92.2% - (continued)
		Commercial Services - 9.1% - (continued)
EUR	3,075,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	$3,685,531

			177,886,041

		Construction Materials - 1.5%
	$199,494	Anvil International LLC 5.12%, 05/28/2026, 1 mo. USD LIBOR + 5.000%	192,761
		Cornerstone Building Brands, Inc.
	11,690,188	0.00%, 04/12/2028(11)	11,573,286
	1,815,665	3.86%, 04/12/2025, 1 mo. USD LIBOR + 3.750%	1,797,508
	1,685,000	Dynacast International LLC 0.00%, 07/19/2025(11)	1,677,097
	344,138	MI Windows and Doors LLC 4.50%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	344,568
		Tecta America Corp.
	10,680,000	0.00%, 04/01/2028(11)	10,599,900
	3,800,000	0.00%, 04/01/2029(11)	3,762,000

			29,947,120

		Distribution/Wholesale - 1.4%
	16,507,677	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	16,359,108
		SRS Distribution, Inc.
	9,103,322	3.11%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	8,965,498
	2,726,463	4.36%, 05/23/2025, 1 mo. USD LIBOR + 4.250%	2,719,646

			28,044,252

		Diversified Financial Services - 2.9%
	3,010,000	Blackhawk Network Holdings, Inc. 7.13%, 06/15/2026, 1 mo. USD LIBOR + 7.000%	2,979,900
		Crown Finance U.S., Inc.
EUR	1,756,573	2.63%, 02/28/2025, 6 mo. EURIBOR + 2.625%	1,790,079
	$27,132,856	3.50%, 02/28/2025, 6 mo. USD LIBOR + 2.500%	23,239,834
EUR	5,090,000	Groupe Inovie 0.00%, 03/03/2028(11)	6,125,203
	$3,686,996	Minotaur Acquisition, Inc. 5.11%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	3,681,466
EUR	14,904,296	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	17,880,159

			55,696,641

		Electrical Components & Equipment - 0.5%
	$9,052,313	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	9,002,525

		Energy - Alternate Sources - 0.5%
	5,605,797	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	5,482,694
	3,720,972	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	3,681,121

			9,163,815

		Engineering & Construction - 2.1%
	13,155,000	ADMI Corp. 3.25%, 12/23/2027, 1 mo. USD LIBOR + 2.750%	13,037,131
	28,551,188	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	27,735,481

			40,772,612

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 92.2% - (continued)
		Entertainment - 1.0%
	$1,990,000	Banijay Entertainment S.A.S 3.86%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	$1,975,911
	5,247,879	Cinemark USA, Inc. 1.87%, 03/31/2025, 1 mo. USD LIBOR + 1.750%	5,009,835
	2,255,317	Crown Finance U.S., Inc. 0.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%(11)	2,825,597
	9,133,831	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	8,995,088

			18,806,431

		Food - 3.4%
		Froneri International Ltd.
	14,088,538	2.36%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	13,871,997
EUR	13,670,000	2.63%, 01/29/2027, 6 mo. EURIBOR + 2.625%	16,252,984
	145,000	5.75%, 01/31/2028, 6 mo. EURIBOR + 5.750%	175,416
	$1,405,000	5.86%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	1,416,423
	10,545,216	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	10,611,123
	6,583,905	Simply Good Foods USA, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	6,595,426
		U.S. Foods, Inc.
	12,053,764	1.86%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	11,909,601
	6,204,390	2.11%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	6,077,697

			66,910,667

		Food Service - 0.4%
	2,608,302	Aramark Services, Inc. 1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	2,567,561
	4,478,362	CHG PPC Parent LLC 2.86%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	4,422,383

			6,989,944

		Hand/Machine Tools - 0.6%
	4,520,454	Apex Tool Group LLC 6.75%, 08/01/2024, 1 mo. USD LIBOR + 5.500%	4,520,454
	7,845,575	White Cap Buyer LLC 4.50%, 10/19/2027, 3 mo. USD LIBOR + 4.000%	7,839,848

			12,360,302

		Healthcare - Products - 1.5%
	199,483	Equinox Holdings, Inc. 4.00%, 03/08/2024, 3 mo. USD LIBOR + 3.000%	189,232
EUR	5,040,937	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	6,039,253
	1,080,000	Jazz Financing Lux S.a.r.l. 0.00%, 04/21/2028(11)	1,300,052
		Lifescan Global Corp.
	$3,664,715	6.20%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	3,588,159
	2,500,000	9.71%, 10/01/2025, 6 mo. USD LIBOR + 9.500%	2,233,325
	6,995,664	Surf Holdings LLC 3.68%, 03/05/2027, 3 mo. USD LIBOR + 3.500%	6,924,099
	8,890,000	WW International, Inc. 0.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(11)	8,883,332

			29,157,452

The accompanying notes are an integral part of these financial statements.

33

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 92.2% - (continued)
		Healthcare - Services - 8.6%
		Cano Health LLC
	$2,209,542	4.82%, 11/19/2027, 6 mo. USD LIBOR + 4.750%(12)	$2,206,780
	6,045,307	5.50%, 11/19/2027, 3 mo. USD LIBOR + 4.750%	6,037,750
	4,818,789	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	4,816,766
	2,965,050	CPI Holdco LLC 4.11%, 11/04/2026, 1 mo. USD LIBOR + 4.000%	2,965,050
		DentalCorp Perfect Smile ULC
	10,362,071	4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%	10,292,956
	820,000	8.50%, 06/06/2026, 3 mo. USD LIBOR + 7.500%	817,269
	465,762	DuPage Medical Group Ltd. 4.00%, 03/12/2028, 3 mo. USD LIBOR + 3.250%	463,820
EUR	3,565,000	Elsan SAS 0.00%, 02/05/2028(11)	4,278,648
	$4,084,633	Ensemble RCM LLC 3.94%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	4,072,216
	4,936,869	Envision Healthcare Corp. 3.86%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	4,129,246
	4,084,711	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	4,091,533
	19,295,050	EyeCare Partners LLC 3.86%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	19,037,075
	12,720,409	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	12,683,265
	5,965,000	Insulet Corp. 0.00%, 04/29/2028(11)	5,972,456
EUR	3,383,838	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	4,060,325
	$11,384,190	Loire Finco Luxembourg S.a.r.l. 3.11%, 04/21/2027, 1 mo. USD LIBOR + 3.000%	11,203,978
		MED ParentCo L.P.
	1,885,263	0.00%, 08/31/2026, 1 mo. USD LIBOR	1,885,263
	18,317,932	4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	18,221,763
	4,119,656	4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(12)	4,098,028
	23,263,979	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	23,133,236
		Organon & Co.
	8,955,000	0.00%, 04/07/2028, 1 mo. USD LIBOR + 3.000%(11)	8,928,851
EUR	2,110,000	0.00%, 04/08/2028(11)	2,537,381
	$5,630,000	Packaging Coordinators Midco, Inc. 4.50%, 11/30/2027, 3 mo. USD LIBOR + 3.750%	5,626,509
	6,749,526	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	6,704,507

			168,264,671

		Holding Companies - Diversified - 0.0%
	425,000	Belfor Holdings, Inc. 0.00%, 04/06/2026, 3 mo. USD LIBOR + 4.000%(11)	425,399

		Home Builders - 0.2%
	4,360,727	Wilsonart LLC 4.50%, 12/19/2026, 3 mo. USD LIBOR + 3.500%	4,351,918

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 92.2% - (continued)
		Household Products - 0.9%
		Diamond (BC) B.V.
	$7,031,830	3.19%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	$6,996,671
EUR	6,300,447	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	7,549,865
	$7,009,329	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 3 mo. USD LIBOR + 3.500%	3,581,767

			18,128,303

		Housewares - 0.5%
	10,495,440	Hayward Industries, Inc. 3.61%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	10,479,067

		Insurance - 4.5%
	28,941,691	Acrisure LLC 3.70%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	28,459,233
	3,805,000	Alliant Holdings Intermediate LLC 0.00%, 10/08/2027(11)	3,800,776
		Asurion LLC
	5,981,543	3.11%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	5,965,333
	6,260,968	3.11%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	6,221,837
	1,574,243	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	1,562,688
	11,095,000	3.36%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	11,009,458
	6,355,000	5.36%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	6,442,381
	3,990,000	Camelot U.S. Acquisition 1 Co. 4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	3,990,000
	8,974,688	Hub International Ltd. 3.18%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	8,850,478
	3,208,298	Hyperion Insurance Group Ltd. 4.75%, 11/12/2027, 1 mo. USD LIBOR + 3.750%	3,204,287
	7,694,485	Sedgwick Claims Management Services, Inc. 3.36%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	7,580,068

			87,086,539

		IT Services - 0.7%
	13,870,000	Endure Digital, Inc. 4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	13,722,701

		Leisure Time - 3.8%
	24,660,663	Caesars Resort Collection LLC 2.86%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	24,373,860
		Carnival Corp.
EUR	6,008,351	7.50%, 06/30/2025, 1 mo. EURIBOR + 7.500%	7,413,228
	$5,138,457	8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	5,286,187
	1,403,529	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	1,393,999
	8,558,550	IRB Holding Corp. 4.25%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	8,534,500
	7,245,000	Jazz Financing Lux S.a.r.l. 0.00%, 04/21/2028, 1 mo. USD LIBOR + 3.500%(11)	7,260,070
	11,883,308	Penn National Gaming, Inc. 3.00%, 10/15/2025, 1 mo. USD LIBOR + 2.250%	11,816,524
	8,901,527	UFC Holdings LLC 3.75%, 04/29/2026, 6 mo. USD LIBOR + 3.000%	8,863,962

			74,942,330

The accompanying notes are an integral part of these financial statements.

34

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 92.2% - (continued)
		Lodging - 0.6%
	$6,328,686	Boyd Gaming Corp. 2.34%, 09/15/2023, 1 mo. USD LIBOR + 2.250%	$6,314,826
	4,684,205	CityCenter Holdings LLC 3.00%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	4,627,995

			10,942,821

		Machinery - Construction & Mining - 0.2%
EUR	4,000,000	Concorde Midco Ltd. 0.00%, 03/01/2028(11)	4,807,796

		Media - 11.0%
		Adevinta ASA
	4,250,000	0.00%, 04/20/2028, 3 mo. EURIBOR + 3.250%(11)	5,109,970
	$1,735,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.750%(11)	1,732,293
	3,745,060	Altice Financing S.A. 2.95%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	3,664,541
EUR	4,185,000	Banijay Entertainment S.A.S 3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	5,025,629
	$14,740,000	Cable One, Inc. 0.00%, 05/03/2028(11)	14,721,575
	5,098,241	Charter Communications Operating LLC 1.87%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	5,071,934
		CSC Holdings LLC
	9,639,643	2.37%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	9,519,437
	3,527,227	2.62%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	3,503,700
		E.W. Scripps Co.
	3,776,090	2.11%, 10/02/2024, 1 mo. USD LIBOR + 2.000%	3,767,821
	11,557,663	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	11,483,579
		E.W. Scripps Co.
	4,523,663	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	4,513,077
	5,770,355	Entravision Communications Corp. 2.86%, 11/29/2024, 1 mo. USD LIBOR + 2.750%	5,688,589
	199,483	Flexential Intermediate Corp. 3.70%, 08/01/2024, 3 mo. USD LIBOR + 3.500%	185,057
	4,573,054	Gray Television, Inc. 2.62%, 01/02/2026, 1 mo. USD LIBOR + 2.500%	4,539,396
	2,812,180	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	2,807,146
	8,940,000	J&J Ventures Gaming LLC 0.00%, 04/07/2028(11)	8,917,650
		MH Sub LLC
	4,775,000	0.00%, 09/13/2024, 3 mo. USD LIBOR + 3.500%(11)	4,727,919
	9,249,133	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	9,237,572
	2,815,000	6.36%, 02/12/2029, 1 mo. USD LIBOR + 6.250%	2,839,631
	9,103,262	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	9,088,060
	3,205,740	NEP/NCP Holdco, Inc. 3.36%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	3,106,362
		Numericable Group S.A.
	1,480,280	2.94%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	1,448,202
EUR	7,882,931	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	9,331,491

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 92.2% - (continued)
		Media - 11.0% - (continued)
	$1,685,775	Radiate Holdco LLC 4.25%, 09/25/2026, 1 mo. USD LIBOR + 3.500%	$1,686,483
	11,376,708	Shutterfly, Inc. 7.00%, 09/25/2026, 3 mo. USD LIBOR + 6.000%	11,398,779
		UPC Broadband Holding B.V.
EUR	2,400,000	0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(11)	2,877,868
	2,395,000	3.50%, 01/31/2029, 6 mo. EURIBOR + 3.500%	2,871,872
	$5,132,692	3.61%, 05/11/2021, 1 mo. USD LIBOR + 3.500%	5,086,190
	5,132,692	3.61%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	5,086,190
	10,625,000	UPC Financing Partnership 0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(11)	10,528,737
	2,657,215	Vertical U.S. Newco, Inc. 4.48%, 07/30/2027, 6 mo. USD LIBOR + 4.250%	2,660,537
GBP	6,075,000	Virgin Media SFA Finance Ltd. 3.30%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	8,268,894
	$12,468,353	William Morris Endeavor Entertainment LLC 2.90%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	12,164,499
	7,345,000	WMG Acquisition Corp. 2.24%, 01/20/2028(12)	7,280,731
EUR	9,985,000	Ziggo B.V. 3.00%, 01/31/2029, 6 mo. EURIBOR + 3.000%	11,925,113
	$2,750,000	Ziggo Financing Partnership 2.62%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	2,719,833

			214,586,357

		Metal Fabricate/Hardware - 0.0%
	1,290,992	Ameriforge Group, Inc. 9.00%, 12/31/2023, 3 mo. USD LIBOR + 8.000%	743,934

		Miscellaneous Manufacturing - 0.8%
	2,187,866	Tamko Building Products LLC 3.11%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	2,168,723
	13,929,334	USI, Inc. 3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	13,772,629

			15,941,352

		Oil & Gas - 1.7%
		BCP Raptor LLC
	2,973,778	4.86%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	2,908,741
	3,242,121	5.25%, 06/24/2024, 1 mo. USD LIBOR + 4.250%	3,205,647
	13,777,016	Cheniere Corpus Christi Holdings LLC 1.86%, 06/30/2024, 1 mo. USD LIBOR + 1.750%	13,751,253
	3,115,963	KCA Deutag Alpha Ltd. 9.75%, 02/28/2023, 1 mo. USD LIBOR + 8.750%	1,495,662
	13,206,938	PES Holdings LLC 3.00%, 12/31/2022, 3 mo. USD LIBOR + 2.500%(13)	165,087
	2,330,000	PowerTeam Services LLC 8.25%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	2,306,700
	9,029,401	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	9,020,913

			32,854,003

		Oil & Gas Services - 0.3%
	6,831,947	Lower Cadence Holdings LLC 4.11%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	6,720,928

The accompanying notes are an integral part of these financial statements.

35

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 92.2% - (continued)
		Packaging & Containers - 2.9%
	$9,900,000	BWAY Holding Co. 0.00%, 04/03/2024, 3 mo. USD LIBOR + 3.250%(11)	$9,553,500
	4,735,313	Charter NEX U.S., Inc. 5.00%, 12/01/2027, 1 mo. USD LIBOR + 4.250%	4,749,376
		Flex Acquisition Co., Inc.
	5,131,219	3.45%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	5,048,504
	14,065,504	4.00%, 02/23/2028, 3 mo. USD LIBOR + 3.500%	13,905,298
		NIC Acquisition Corp.
	5,180,000	4.50%, 12/29/2027, 6 mo. USD LIBOR + 3.750%	5,176,789
	1,960,000	8.50%, 12/29/2028, 3 mo. USD LIBOR + 7.750%	1,972,250
	4,690,000	Proampac PG Borrower LLC 5.00%, 11/03/2025, 3 mo. USD LIBOR + 4.000%	4,696,894
	3,198,633	Reynolds Group Holdings, Inc. 2.86%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	3,190,188
		TricorBraun Holdings, Inc.
	1,504,820	1.70%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	1,489,561
	6,690,180	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	6,622,342

			56,404,702

		Pharmaceuticals - 1.1%
	2,451,120	Bausch Health Cos., Inc. 3.11%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	2,446,365
	4,539,098	Elanco Animal Health, Inc. 1.87%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	4,473,463
	6,349,070	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/27/2028, 1 mo. USD LIBOR + 5.000%	6,174,470
	9,250,000	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	9,215,313

			22,309,611

		Real Estate - 1.8%
EUR	3,980,000	Boels Topholding B.V. 4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	4,793,088
	9,635,000	Foncia Management 0.00%, 03/31/2028(11)	11,498,651
	$19,194,318	VICI Properties LLC 1.86%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	18,984,333

			35,276,072

		Retail - 8.3%
	4,239,375	84 Lumber Co. 3.75%, 11/13/2026, 1 mo. USD LIBOR + 3.000%	4,234,076
	27,386,747	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	26,937,330
		Beacon Roofing Supply, Inc.
	5,932,940	0.00%, 04/23/2028, 1 mo. USD LIBOR + 2.500%(11)	5,910,691
	1,540,354	2.36%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	1,533,299
		Belron Finance U.S. LLC
EUR	10,140,000	0.00%, 04/13/2028(11)	12,127,663
	$5,625,000	3.25%, 04/13/2028	5,596,875
EUR	4,055,000	Blitz GmbH 0.00%, 02/12/2028, 1 mo. USD LIBOR + 3.500%(11)	4,863,568
	$7,579,858	Coty, Inc. 2.36%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	7,253,015

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 92.2% - (continued)
		Retail - 8.3% - (continued)
		EG Group Ltd.
EUR	2,925,000	0.00%, 04/10/2027(11)	$3,462,355
	6,024,851	4.00%, 02/07/2025, 3 mo. EURIBOR + 4.000%	7,071,345
		LBM Acquisition LLC
	$1,977,436	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(11)	1,971,939
	8,898,462	4.50%, 12/17/2027, 3 mo. USD LIBOR + 3.750%	8,873,724
	18,715,000	Michaels Cos., Inc. 0.00%, 04/15/2028(11)	18,625,355
EUR	7,825,000	Peer Holding B.V. 3.25%, 03/08/2025, 6 mo. EURIBOR + 3.250%	9,379,569
	$12,315,000	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	12,236,307
	6,310,000	PetSmart, Inc. 4.50%, 02/12/2028, 3 mo. USD LIBOR + 3.750%	6,322,620
	7,693,004	Rodan & Fields LLC 4.12%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	6,202,484
	13,021,415	Sports Authority, Inc. 0.00%, 11/16/2021, 3 mo. USD LIBOR + 6.000%(11)(13)	13,021
	19,877,568	Staples, Inc. 5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	19,415,414

			162,030,650

		Software - 8.4%
	2,470,000	Athenahealth, Inc. 4.45%, 02/11/2026, 3 mo. USD LIBOR + 4.250%	2,476,175
	5,875,000	Camelot U.S. Acquisition 1 Co. 0.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%(11)	5,817,719
	4,513,059	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	4,513,465
	6,061,937	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 3 mo. USD LIBOR + 2.500%	6,052,299
		DCert Buyer, Inc.
	12,370,000	0.00%, 02/16/2029(11)	12,416,387
	23,933,649	4.11%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	23,897,031
	8,936,621	EVO Payments International LLC 3.37%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	8,900,874
	4,630,000	Fleetcor Technologies Operating Co. LLC 0.00%, 04/28/2028, 1 mo. USD LIBOR + 1.750%(11)	4,606,850
		Hyland Software, Inc.
	400,000	0.00%, 07/07/2025(11)	402,332
	9,782,201	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	9,785,233
	2,046,000	7.00%, 07/07/2025, 1 mo. USD LIBOR + 7.000%	2,057,928
	6,660,000	Ingram Micro, Inc. 0.00%, 03/31/2028(11)	6,660,000
	479,004	MA Finance Co. LLC 2.86%, 06/21/2024, 1 mo. USD LIBOR + 2.750%	472,567
	1,960,125	Navicure, Inc. 4.11%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	1,950,325
	199,463	Optiv Security, Inc. 4.25%, 02/01/2024, 3 mo. USD LIBOR + 3.250%	194,227
		Peraton Holding Corp.
	2,993,856	0.00%, 02/01/2028	2,990,113
	1,701,144	4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	1,699,018
	7,985,000	Playtika Holding Corp. 0.00%, 03/13/2028(11)	7,939,086

The accompanying notes are an integral part of these financial statements.

36

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 92.2% - (continued)
	Software - 8.4% - (continued)
$250,000	Quest Software U.S. Holdings, Inc. 8.44%, 05/18/2026, 3 mo. USD LIBOR + 8.250%	$249,375
8,215,000	RealPage, Inc. 0.00%, 04/24/2028(11)	8,172,939
3,307,631	Seattle Spinco, Inc. 2.86%, 06/21/2024, 1 mo. USD LIBOR + 2.750%	3,263,177
19,181,849	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	18,954,928
	Ultimate Software Group, Inc.
9,171,884	3.86%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	9,170,967
195,000	7.50%, 05/03/2027, 3 mo. USD LIBOR + 6.750%	200,485
4,096,196	Verscend Holding Corp. 4.11%, 08/27/2025, 3 mo. USD LIBOR + 4.000%	4,092,346
12,410,000	WEX, Inc. 0.00%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(11)	12,353,783
4,456,137	Zelis Healthcare Corp. 3.62%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	4,428,286

		163,717,915

	Telecommunications - 1.9%
5,265,887	CenturyLink, Inc. 2.36%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	5,201,380
	Frontier Communications Corp.
1,850,000	0.00%, 10/08/2027(11)	1,842,285
11,125,000	4.50%, 10/08/2021, 1 mo. USD LIBOR + 3.750%	11,078,609
4,683,938	LogMeIn, Inc. 4.86%, 08/31/2027, 1 mo. USD LIBOR + 4.750%	4,673,680
4,665,000	Panther Commercial Holdings L.P. 0.00%, 01/07/2028(11)	4,657,209
9,015,000	Telenet Financing USD LLC 2.12%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	8,891,044

		36,344,207

	Textiles - 0.1%
3,500,000	International Textile Group, Inc. 9.26%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	2,170,000

	Transportation - 1.2%
6,340,000	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 3 mo. USD LIBOR + 3.750%	6,322,185
6,225,000	PODS LLC 0.00%, 03/31/2028(11)	6,194,995
10,180,000	United Airlines, Inc. 0.00%, 04/21/2028, 1 mo. USD LIBOR + 3.750%(11)	10,292,693

		22,809,873

	Total Senior Floating Rate Interests (cost $1,813,639,665)	$1,803,110,546

EXCHANGE-TRADED FUNDS - 1.9%
	Other Investment Pools & Funds - 1.9%
1,265,400	Invesco Senior Loan ETF	$28,028,610
200,900	SPDR Blackstone	9,223,319

		37,251,929

	Total Exchange-Traded Funds (cost $36,766,942)	$37,251,929

WARRANTS - 0.0%
	Energy - 0.0%
719,301	Ascent Resources - Marcellus LLC Expires 03/30/2023*(1)(2)	$13,319

Shares or Principal Amount		Market Value†

WARRANTS - 0.0% - (continued)
	Energy - 0.0% - (continued)
6,100	Sable Permian Resources LLC Expires 10/24/09*(1)(2)	$—

	Materials - 0.0%
7,500	UTEX Industries, Inc. Expires 12/03/2025*(1)(2)	66,975

	Total Warrants (cost $107,156)	$80,294

	Total Long-Term Investments (cost $1,995,224,588)	$1,973,939,410

SHORT-TERM INVESTMENTS - 11.6%
	Other Investment Pools & Funds - 11.6%
226,084,422	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(14)	$226,084,422

	Total Short-Term Investments (cost $226,084,422)	$226,084,422

Total Investments (cost $2,221,309,010)	112.5%	$2,200,023,832
Other Assets and Liabilities	(12.5)%	(244,575,272)

Total Net Assets	100.0%	$1,955,448,560

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types. Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes. See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $6,492,155, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	418,220,006	$5,667,717	$—

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $84,390,441, representing 4.3% of net assets.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

The accompanying notes are an integral part of these financial statements.

37

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $13,759,245, representing 0.7% of net assets.

(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2021, the aggregate value of the unfunded commitment was $13,585,539, which rounds to 0.7% of total net assets.

(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(14)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at April 30, 2021
Reference Entity	Counterparty	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	11,235,000	(1.00%)	06/20/2021	At Maturity	$—	$(1,142)	$229,726	$230,868
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	9,665,000	(1.00%)	06/20/2021	At Maturity	—	(982)	197,624	198,606
Markit iBoxx USD Liquid Leveraged Loan Index	BCLY	USD	18,800,000	(1.00%)	06/20/2021	At Maturity	—	(3,195)	3,970	7,165
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	12,390,000	(1.00%)	09/20/2021	At Maturity	—	(1,844)	96,764	98,608
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	8,260,000	(1.00%)	09/20/2021	At Maturity	—	(555)	18,655	19,210
Markit iBoxx USD Liquid Leveraged Loan Index	JPM	USD	2,705,000	(1.00%)	09/20/2021	At Maturity	—	(643)	(6,526)	(5,883)
Markit iBoxx USD Liquid Leveraged Loan Index	BCLY	USD	2,785,000	(1.00%)	09/20/2021	At Maturity	—	(661)	(10,521)	(9,860)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	6,455,000	(1.00%)	09/20/2021	At Maturity	—	(1,533)	(15,572)	(14,039)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	8,065,000	(1.00%)	09/20/2021	At Maturity	—	(1,916)	(17,250)	(15,334)

Total OTC total return swap contracts							$—	$(12,471)	$496,870	$509,341

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
180,000	GBP	249,770	USD	BCLY	05/28/2021	$—	$(1,166)
272,209,320	USD	224,955,597	EUR	BNP	05/28/2021	1,603,469	—
905,623	USD	750,000	EUR	MSC	05/28/2021	3,425	—
6,921,864	USD	4,988,321	GBP	BCLY	05/28/2021	32,327	—

Total Foreign Currency Contracts						$1,639,221	$(1,166)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

38

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Consumer Services	$1,349,410	$1,349,410	$—	$—
Energy	6,411,861	—	—	6,411,861
Insurance	3,861,176	—	3,861,176	—
Materials	1,439,921	—	1,439,921	—
Corporate Bonds	120,434,273	—	120,434,273	—
Senior Floating Rate Interests	1,803,110,546	—	1,803,110,546	—
Exchange-Traded Funds	37,251,929	37,251,929	—	—
Warrants	80,294	—	—	80,294
Short-Term Investments	226,084,422	226,084,422	—	—
Foreign Currency Contracts(2)	1,639,221	—	1,639,221	—
Swaps - Total Return(2)	554,457	—	554,457	—

Total	$2,202,217,510	$264,685,761	$1,931,039,594	$6,492,155

Liabilities
Foreign Currency Contracts(2)	$(1,166)	$—	$(1,166)	$—
Swaps - Total Return(2)	(45,116)	—	(45,116)	—

Total	$(46,282)	$—	$(46,282)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

39

The Hartford Floating Rate High Income Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 8.2%
		Advertising - 0.1%
	$300,000	Lamar Media Corp. 4.00%, 02/15/2030	$303,099

		Airlines - 0.1%
	155,000	American Airlines, Inc. 5.75%, 04/20/2029(1)	166,083
	170,000	United Airlines, Inc. 4.38%, 04/15/2026(1)	176,412

			342,495

		Apparel - 0.1%
EUR	300,000	BK LC Lux Finco S.a.r.l. 5.25%, 04/30/2029(1)	367,167

		Commercial Banks - 0.6%
	635,000	Banco Santander S.A. 1.00%, 12/15/2024(2)(3)	710,103
		Freedom Mortgage Corp.
	$745,000	7.63%, 05/01/2026(1)	776,812
	460,000	8.13%, 11/15/2024(1)	476,100
	300,000	8.25%, 04/15/2025(1)	311,265

			2,274,280

		Commercial Services - 0.6%
		APX Group, Inc.
	165,000	6.75%, 02/15/2027(1)	177,430
	500,000	7.63%, 09/01/2023	513,125
	500,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	510,000
	675,000	MPH Acquisition Holdings LLC 5.75%, 11/01/2028(1)	664,875
EUR	200,000	Q-Park Holding I B.V. 2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(4)	230,500

			2,095,930

		Construction Materials - 0.1%
	$525,000	Standard Industries, Inc. 5.00%, 02/15/2027(1)	542,062

		Diversified Financial Services - 0.4%
	850,000	Burford Capital Global Finance LLC 6.25%, 04/15/2028(1)	882,300
	345,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	339,721
	310,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	305,806

			1,527,827

		Entertainment - 0.6%
	315,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(1)	331,623
		Cinemark USA, Inc.
	780,000	4.88%, 06/01/2023	778,986
	500,000	5.88%, 03/15/2026(1)	518,125
	525,000	Mohegan Gaming & Entertainment 8.00%, 02/01/2026(1)	532,822

			2,161,556

		Hand/Machine Tools - 0.2%
	675,000	Apex Tool Group LLC 9.00%, 02/15/2023(1)	671,355

		Insurance - 0.4%
		Genworth Holdings, Inc.
	550,000	4.80%, 02/15/2024	537,625
	850,000	7.63%, 09/24/2021	864,875

			1,402,500

		Internet - 0.6%
	700,000	Go Daddy Operating Co. LLC 5.25%, 12/01/2027(1)	732,375
	315,000	MercadoLibre, Inc. 3.13%, 01/14/2031	301,297
		United Group B.V.
EUR	670,000	3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(1)(4)	788,390
	210,000	4.00%, 11/15/2027(1)	249,948

			2,072,010

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 8.2% - (continued)
		Investment Company Security - 0.1%
		Huarong Finance Co., Ltd.
	$200,000	2.13%, 09/30/2023(5)	$153,000
	440,000	2.50%, 02/24/2023(5)	338,800

			491,800

		Leisure Time - 0.9%
		Carnival Corp.
	500,000	5.75%, 03/01/2027(1)	527,190
	305,000	7.63%, 03/01/2026(1)	333,975
	800,000	NCL Corp. Ltd. 5.88%, 03/15/2026(1)	836,000
	1,150,000	NCL Finance Ltd. 6.13%, 03/15/2028(1)	1,211,318
	350,000	Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028(1)	367,045

			3,275,528

		Media - 0.2%
EUR	435,000	Banijay Group SAS 6.50%, 03/01/2026(1)	536,053
	$350,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	374,500

			910,553

		Mining - 0.1%
	525,000	Constellium SE 5.75%, 05/15/2024(1)	528,260

		Miscellaneous Manufacturing - 0.2%
EUR	650,000	Bombardier, Inc. 6.13%, 05/15/2021(5)	781,179

		Oil & Gas - 0.2%
	500,000	Petroleos Mexicanos 4.75%, 02/26/2029(5)	595,847
	$200,000	Range Resources Corp. 8.25%, 01/15/2029(1)	216,954

			812,801

		Packaging & Containers - 0.3%
		Mauser Packaging Solutions Holding Co.
EUR	400,000	4.75%, 04/15/2024(5)	482,054
	$550,000	7.25%, 04/15/2025(1)	534,875

			1,016,929

		Pharmaceuticals - 0.3%
EUR	290,000	Rossini S.a.r.l. 3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(1)(4)	348,653
	$825,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	816,857

			1,165,510

		Pipelines - 0.1%
	265,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	217,963

		Real Estate - 0.2%
	600,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023(5)	546,300

		Retail - 1.7%
	195,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(6)	200,869
	535,000	CEC Entertainment LLC 6.75%, 05/01/2026(1)	531,148
		eG Global Finance plc
EUR	575,000	4.38%, 02/07/2025(5)	669,863
	250,000	6.25%, 10/30/2025(5)	306,033
	155,000	Goldstory SASU 5.50%, 03/01/2026, 3 mo. EURIBOR + 5.500%(1)(4)	188,403
	$1,200,000	Magic Mergeco, Inc. 7.88%, 05/01/2029(1)	1,233,132
		Staples, Inc.
	1,950,000	7.50%, 04/15/2026(1)	2,018,250
	1,200,000	10.75%, 04/15/2027(1)	1,241,640

			6,389,338

		Telecommunications - 0.0%
	120,000	Sprint Corp. 7.88%, 09/15/2023	136,800

The accompanying notes are an integral part of these financial statements.

40

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 8.2% - (continued)
	Trucking & Leasing - 0.1%
$230,000	AerCap Global Aviation Trust 6.50%, 06/15/2045, (6.50% fixed rate until 06/15/2025; 3 mo. USD LIBOR + 4.300% thereafter)(1)(7)	$244,950

	Total Corporate Bonds (cost $29,134,245)	$30,278,192

SENIOR FLOATING RATE INTERESTS - 91.5%(8)
	Aerospace/Defense - 2.5%
1,675,000	First Brands 9.50%, 03/22/2028, 3 mo. USD LIBOR + 8.500%	$1,666,625
5,042,363	Great Outdoors Group LLC 5.00%, 03/06/2028, 6 mo. USD LIBOR + 4.250%	5,059,708
304,238	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	306,520
1,811,879	TransDigm, Inc. 2.36%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	1,788,542
600,000	Watlow Electric Manufacturing Co. 0.00%, 03/02/2028(9)	599,250

		9,420,645

	Airlines - 1.8%
1,680,000	AAdvantage Loyalty IP Ltd. 0.00%, 04/20/2028(9)	1,726,200
197,917	American Airlines, Inc. 2.11%, 04/28/2023, 1 mo. USD LIBOR + 2.000%	190,303
1,645,875	JetBlue Airways Corp. 6.25%, 06/17/2024, 3 mo. USD LIBOR + 5.250%	1,688,190
1,040,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	1,109,087
1,960,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	2,057,275

		6,771,055

	Apparel - 0.4%
1,490,000	Birkenstock GmbH & Co. KG 0.00%, 04/26/2028(9)	1,485,351

	Asset-Backed - Finance & Insurance - 0.2%
650,000	PAI Holdco, Inc. 5.00%, 10/28/2027, 3 mo. USD LIBOR + 3.750%	648,784

	Auto Parts & Equipment - 0.3%
1,130,197	First Brands 6.00%, 03/30/2027, 3 mo. USD LIBOR + 5.000%	1,134,910

	Beverages - 0.9%
3,414,374	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	3,412,769

	Chemicals - 0.7%
665,000	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 3 mo. USD LIBOR + 2.750%	661,675
	LTI Holdings, Inc.
1,257,419	3.61%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	1,236,986
815,000	6.86%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	810,925
15,091	UTEX Industries Inc. 5.75%, 12/03/2025, 1 mo. USD LIBOR + 5.250%	14,487

		2,724,073

	Commercial Services - 9.4%
2,265,000	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	2,254,037
8,637,918	APX Group, Inc. 5.11%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	8,637,918
5,200,000	Aramark Services, Inc. 2.69%, 04/06/2028, 3 mo. USD LIBOR + 2.500%	5,174,000

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 91.5%(8) - (continued)
		Commercial Services - 9.4% - (continued)
	$847,854	Belron Finance U.S. LLC 0.00%, 10/30/2026, 1 mo. USD LIBOR + 2.250%(9)	$839,909
EUR	3,260,000	Biogroup-LCD 0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(9)	3,894,525
	$5,483,333	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	5,408,705
	860,496	Dun & Bradstreet Corp. 3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	855,384
	2,636,713	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	2,636,713
	900,000	Quikrete Holdings, Inc. 0.00%, 02/01/2027, 1 mo. USD LIBOR + 2.500%(9)	890,622
EUR	3,440,000	Verisure Holding AB 0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(9)	4,120,230

			34,712,043

		Construction Materials - 2.0%
		Cornerstone Building Brands, Inc.
	$2,087,533	0.00%, 04/12/2028(9)	2,066,658
	870,524	3.86%, 04/12/2025, 1 mo. USD LIBOR + 3.750%	861,819
	335,000	Dynacast International LLC 0.00%, 07/19/2025(9)	333,429
	99,750	MI Windows and Doors LLC 4.50%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	99,875
		Tecta America Corp.
	3,005,000	0.00%, 04/01/2028(9)	2,982,462
	1,000,000	0.00%, 04/01/2029(9)	990,000

			7,334,243

		Distribution/Wholesale - 1.3%
	2,177,133	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,157,539
	2,653,771	SRS Distribution, Inc. 3.11%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	2,613,592

			4,771,131

		Diversified Financial Services - 2.1%
	560,000	Blackhawk Network Holdings, Inc. 7.13%, 06/15/2026, 1 mo. USD LIBOR + 7.000%	554,400
		Crown Finance U.S., Inc.
EUR	204,161	2.63%, 02/28/2025, 6 mo. EURIBOR + 2.625%	208,055
	$5,981,387	3.50%, 02/28/2025, 6 mo. USD LIBOR + 2.500%	5,123,177
EUR	1,010,000	Groupe Inovie 0.00%, 03/03/2028(9)	1,215,414
	$791,085	Minotaur Acquisition, Inc. 5.11%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	789,898

			7,890,944

		Energy - Alternate Sources - 0.4%
	1,024,154	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	1,001,664
	517,030	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	511,492

			1,513,156

		Engineering & Construction - 3.2%
	4,395,000	ADMI Corp. 3.25%, 12/23/2027, 1 mo. USD LIBOR + 2.750%	4,355,621
	7,707,960	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	7,487,744

			11,843,365

The accompanying notes are an integral part of these financial statements.

41

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 91.5%(8) - (continued)
		Entertainment - 1.0%
	$950,225	Banijay Entertainment S.A.S 3.86%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	$943,497
	596,018	Cinemark USA, Inc. 1.87%, 03/31/2025, 1 mo. USD LIBOR + 1.750%	568,982
	437,391	Crown Finance U.S., Inc. 0.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%(9)	547,990
	1,792,176	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	1,764,953

			3,825,422

		Food - 2.3%
		Froneri International Ltd.
	619,442	2.36%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	609,921
EUR	3,140,000	2.63%, 01/29/2027, 6 mo. EURIBOR + 2.625%	3,733,312
	140,000	5.75%, 01/31/2028, 6 mo. EURIBOR + 5.750%	169,367
	$200,000	5.86%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	201,626
	1,850,173	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	1,861,736
	1,018,764	Simply Good Foods USA, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	1,020,547
	928,171	U.S. Foods, Inc. 2.11%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	909,218

			8,505,727

		Food Service - 0.2%
	262,350	Aramark Services, Inc. 1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	258,252
	554,325	CHG PPC Parent LLC 2.86%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	547,396

			805,648

		Hand/Machine Tools - 0.6%
	819,643	Apex Tool Group LLC 6.75%, 08/01/2024, 1 mo. USD LIBOR + 5.500%	819,643
	1,378,075	White Cap Buyer LLC 4.50%, 10/19/2027, 3 mo. USD LIBOR + 4.000%	1,377,069

			2,196,712

		Healthcare - Products - 1.5%
EUR	296,250	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	354,920
	205,000	Jazz Financing Lux S.a.r.l. 0.00%, 04/21/2028(9)	246,769
		Lifescan Global Corp.
	$764,237	6.20%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	748,272
	500,000	9.71%, 10/01/2025, 6 mo. USD LIBOR + 9.500%	446,665
	304,234	Surf Holdings LLC 3.68%, 03/05/2027, 3 mo. USD LIBOR + 3.500%	301,122
	3,325,000	WW International, Inc. 0.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(9)	3,322,506

			5,420,254

		Healthcare - Services - 9.4%
		Cano Health LLC
	551,718	5.50%, 11/19/2027, 6 mo. USD LIBOR + 4.750%(10)	551,028
	1,509,499	5.50%, 11/19/2027, 3 mo. USD LIBOR + 4.750%	1,507,612
	1,016,514	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	1,016,087
	644,248	CPI Holdco LLC 4.11%, 11/04/2026, 1 mo. USD LIBOR + 4.000%	644,248

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 91.5%(8) - (continued)
		Healthcare - Services - 9.4% - (continued)
		DentalCorp Perfect Smile ULC
	$1,910,277	4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%	$1,897,536
	180,000	8.50%, 06/06/2026, 3 mo. USD LIBOR + 7.500%	179,401
	100,000	DuPage Medical Group Ltd. 4.00%, 03/12/2028, 3 mo. USD LIBOR + 3.250%	99,583
EUR	1,110,000	Elsan SAS 0.00%, 02/05/2028(9)	1,332,202
	$773,038	Ensemble RCM LLC 3.94%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	770,688
	740,530	Envision Healthcare Corp. 3.86%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	619,387
	952,601	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	954,191
	4,814,986	EyeCare Partners LLC 3.86%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	4,750,609
	1,666,163	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	1,661,298
	1,165,000	Insulet Corp. 0.00%, 04/29/2028(9)	1,166,456
	3,463,890	Loire Finco Luxembourg S.a.r.l. 3.11%, 04/21/2027, 1 mo. USD LIBOR + 3.000%	3,409,057
	4,448,797	MED ParentCo L.P. 4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	4,427,326
	5,522,519	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	5,491,483
		Organon & Co.
	1,670,000	0.00%, 04/07/2028, 1 mo. USD LIBOR + 3.000%(9)	1,665,124
EUR	390,000	0.00%, 04/08/2028(9)	468,995
	$1,065,000	Packaging Coordinators Midco, Inc. 4.50%, 11/30/2027, 3 mo. USD LIBOR + 3.750%	1,064,340
	1,129,048	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	1,121,517

			34,798,168

		Holding Companies - Diversified - 0.0%
	100,000	Belfor Holdings, Inc. 0.00%, 04/06/2026, 3 mo. USD LIBOR + 4.000%(9)	100,094

		Home Builders - 0.3%
	1,131,922	Wilsonart LLC 4.50%, 12/19/2026, 3 mo. USD LIBOR + 3.500%	1,129,636

		Household Products - 1.1%
		Diamond (BC) B.V.
	2,085,619	3.15%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	2,075,190
EUR	1,049,374	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	1,257,472
	$1,374,092	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 3 mo. USD LIBOR + 3.500%	702,161

			4,034,823

		Housewares - 0.6%
	2,218,760	Hayward Industries, Inc. 3.61%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	2,215,299

		Insurance - 4.1%
	6,055,000	Acrisure LLC 3.70%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	5,954,063
	1,100,000	Alliant Holdings Intermediate LLC 0.00%, 10/08/2027(9)	1,098,779
		Asurion LLC
	186,311	3.11%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	185,806

The accompanying notes are an integral part of these financial statements.

42

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 91.5%(8) - (continued)
		Insurance - 4.1% - (continued)
	$2,771,213	3.11%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	$2,753,893
	180,408	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	179,084
	2,230,000	5.36%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	2,260,663
	733,163	Camelot U.S. Acquisition 1 Co. 4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	733,163
	572,910	Hyperion Insurance Group Ltd. 4.75%, 11/12/2027, 1 mo. USD LIBOR + 3.750%	572,194
	1,381,174	Sedgwick Claims Management Services, Inc. 3.36%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	1,360,636

			15,098,281

		IT Services - 1.1%
	4,095,000	Endure Digital, Inc. 4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	4,051,511

		Leisure Time - 4.9%
	3,750,511	Caesars Resort Collection LLC 2.86%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	3,706,893
		Carnival Corp.
EUR	1,754,541	7.50%, 06/30/2025, 1 mo. EURIBOR + 7.500%	2,164,789
	$1,097,311	8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	1,128,859
	3,326,663	IRB Holding Corp. 4.25%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	3,317,315
	1,355,000	Jazz Financing Lux S.a.r.l. 0.00%, 04/21/2028, 1 mo. USD LIBOR + 3.500%(9)	1,357,818
	2,952,653	Penn National Gaming, Inc. 3.00%, 10/15/2025, 1 mo. USD LIBOR + 2.250%	2,936,059
	3,506,375	UFC Holdings LLC 3.75%, 04/29/2026, 6 mo. USD LIBOR + 3.000%	3,491,578

			18,103,311

		Lodging - 0.2%
	847,798	CityCenter Holdings LLC 3.00%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	837,624

		Machinery - Construction & Mining - 0.3%
EUR	750,000	Concorde Midco Ltd. 0.00%, 03/01/2028(9)	901,462

		Media - 9.7%
	1,355,000	Banijay Entertainment S.A.S 3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	1,627,175
	$4,230,000	Cable One, Inc. 0.00%, 05/03/2028(9)	4,224,712
	810,506	Charter Communications Operating LLC 1.87%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	806,323
	520,930	CSC Holdings LLC 2.37%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	514,434
		E.W. Scripps Co.
	695,599	2.11%, 10/02/2024, 1 mo. USD LIBOR + 2.000%	694,076
	2,377,629	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	2,362,389
	1,132,163	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	1,129,513
	878,866	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	877,293
	1,685,000	J&J Ventures Gaming LLC 0.00%, 04/07/2028(9)	1,680,787
		MH Sub LLC
	1,800,000	0.00%, 09/13/2024, 3 mo. USD LIBOR + 3.500%(9)	1,782,252

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 91.5%(8) - (continued)
		Media - 9.7% - (continued)
	$1,685,785	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	$1,683,678
	625,000	6.36%, 02/12/2029, 1 mo. USD LIBOR + 6.250%	630,469
	1,685,592	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	1,682,777
	596,905	NEP/NCP Holdco, Inc. 3.36%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	578,401
		Numericable Group S.A.
	828,651	2.94%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	810,694
EUR	1,430,300	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	1,693,130
	$309,225	Radiate Holdco LLC 4.25%, 09/25/2026, 1 mo. USD LIBOR + 3.500%	309,355
	2,038,018	Shutterfly, Inc. 7.00%, 09/25/2026, 3 mo. USD LIBOR + 6.000%	2,041,972
		UPC Broadband Holding B.V.
EUR	625,000	0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(9)	749,445
	1,315,000	3.50%, 01/31/2029, 6 mo. EURIBOR + 3.500%	1,576,832
	$692,308	3.61%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	686,036
	715,000	UPC Financing Partnership 0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(9)	708,522
	2,492,126	William Morris Endeavor Entertainment LLC 2.94%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	2,431,392
	2,655,000	WMG Acquisition Corp. 2.24%, 01/20/2028	2,631,769
EUR	595,000	Ziggo B.V. 3.00%, 01/31/2029, 6 mo. EURIBOR + 3.000%	710,610
	$1,300,000	Ziggo Financing Partnership 2.62%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,285,739

			35,909,775

		Metal Fabricate/Hardware - 0.0%
	256,082	Ameriforge Group, Inc. 9.00%, 12/31/2023, 3 mo. USD LIBOR + 8.000%	147,567

		Miscellaneous Manufacturing - 1.0%
	428,551	Tamko Building Products LLC 0.00%, 06/01/2026, 1 mo. USD LIBOR + 3.000%(9)	424,801
	3,235,626	USI, Inc. 3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,199,226

			3,624,027

		Oil & Gas - 1.4%
		BCP Raptor LLC
	589,833	4.86%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	576,933
	607,728	5.25%, 06/24/2024, 1 mo. USD LIBOR + 4.250%	600,891
	1,589,306	Cheniere Corpus Christi Holdings LLC 1.86%, 06/30/2024, 1 mo. USD LIBOR + 1.750%	1,586,334
	576,377	KCA Deutag Alpha Ltd. 9.75%, 02/28/2023, 1 mo. USD LIBOR + 8.750%	276,661
	585,000	PowerTeam Services LLC 8.25%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	579,150
	1,617,968	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	1,616,447

			5,236,416

		Oil & Gas Services - 0.3%
	1,276,801	Lower Cadence Holdings LLC 4.11%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	1,256,053

The accompanying notes are an integral part of these financial statements.

43

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 91.5%(8) - (continued)
		Packaging & Containers - 3.2%
	$1,900,000	BWAY Holding Co. 0.00%, 04/03/2024, 3 mo. USD LIBOR + 3.250%(9)	$1,833,500
	897,188	Charter NEX U.S., Inc. 5.00%, 12/01/2027, 1 mo. USD LIBOR + 4.250%	899,852
		Flex Acquisition Co., Inc.
	2,439,833	3.45%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	2,400,503
	2,276,388	4.00%, 02/23/2028, 3 mo. USD LIBOR + 3.500%	2,250,460
		NIC Acquisition Corp.
	1,110,000	4.50%, 12/29/2027, 6 mo. USD LIBOR + 3.750%	1,109,312
	540,000	8.50%, 12/29/2028, 3 mo. USD LIBOR + 7.750%	543,375
	1,225,000	Proampac PG Borrower LLC 4.11%, 11/03/2025, 3 mo. USD LIBOR + 4.000%	1,226,801
		TricorBraun Holdings, Inc.
	294,721	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%(10)	291,732
	1,310,279	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	1,296,993

			11,852,528

		Pharmaceuticals - 1.3%
	838,345	Elanco Animal Health, Inc. 1.87%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	826,223
	1,350,875	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/27/2028, 1 mo. USD LIBOR + 5.000%	1,313,726
	2,670,000	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	2,659,987

			4,799,936

		Real Estate - 0.8%
EUR	735,000	Boels Topholding B.V. 4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	885,156
	1,865,000	Foncia Management 0.00%, 03/31/2028(9)	2,225,738

			3,110,894

		Retail - 9.4%
	$748,125	84 Lumber Co. 3.75%, 11/13/2026, 1 mo. USD LIBOR + 3.000%	747,190
	5,148,197	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	5,063,715
		Beacon Roofing Supply, Inc.
	1,479,138	0.00%, 04/23/2028, 1 mo. USD LIBOR + 2.500%(9)	1,473,591
	286,260	2.36%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	284,949
		Belron Finance U.S. LLC
EUR	1,860,000	0.00%, 04/13/2028(9)	2,224,601
	$1,040,000	0.00%, 04/13/2028(9)	1,034,800
EUR	750,000	Blitz GmbH 0.00%, 02/12/2028, 1 mo. USD LIBOR + 3.500%(9)	899,550
	$1,461,055	Coty, Inc. 2.36%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	1,398,054
		EG Group Ltd.
EUR	780,000	0.00%, 04/10/2027(9)	923,294
	1,919,431	4.00%, 02/07/2025, 3 mo. EURIBOR + 4.000%	2,252,829
		LBM Acquisition LLC
	$670,085	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(9)(10)	668,223
	3,015,385	4.50%, 12/17/2027, 3 mo. USD LIBOR + 3.750%	3,007,002

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 91.5%(8) - (continued)
	Retail - 9.4% - (continued)
$4,635,000	Michaels Cos., Inc. 0.00%, 04/15/2028(9)	$4,612,798
3,420,000	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	3,398,146
1,610,000	PetSmart, Inc. 4.50%, 02/12/2028, 3 mo. USD LIBOR + 3.750%	1,613,220
1,421,361	Rodan & Fields LLC 4.12%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	1,145,972
2,009,604	Sports Authority, Inc. 0.00%, 11/16/2021, 3 mo. USD LIBOR + 6.000%(9)(11)	2,010
4,319,162	Staples, Inc. 5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	4,218,742

		34,968,686

	Software - 7.8%
480,000	Athenahealth, Inc. 4.45%, 02/11/2026, 3 mo. USD LIBOR + 4.250%	481,200
1,125,000	Camelot U.S. Acquisition 1 Co. 0.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%(9)	1,114,031
	DCert Buyer, Inc.
3,450,000	0.00%, 02/16/2029(9)	3,462,937
5,797,377	4.11%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	5,788,507
1,670,660	EVO Payments International LLC 3.37%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	1,663,977
865,000	Fleetcor Technologies Operating Co. LLC 0.00%, 04/28/2028, 1 mo. USD LIBOR + 1.750%(9)	860,675
	Hyland Software, Inc.
100,000	0.00%, 07/07/2025(9)	100,583
1,821,070	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,821,635
1,925,000	Ingram Micro, Inc. 0.00%, 03/31/2028(9)	1,925,000
368,145	Navicure, Inc. 4.11%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	366,305
875,000	Peraton Holding Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	873,906
1,735,000	Playtika Holding Corp. 0.00%, 03/13/2028(9)	1,725,024
1,480,000	RealPage, Inc. 0.00%, 04/24/2028(9)	1,472,422
1,817,660	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,796,157
	Ultimate Software Group, Inc.
1,832,845	3.86%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	1,832,661
105,000	7.50%, 05/03/2027, 3 mo. USD LIBOR + 6.750%	107,954
759,258	Verscend Holding Corp. 4.18%, 08/27/2025, 3 mo. USD LIBOR + 4.000%	758,544
2,070,000	WEX, Inc. 0.00%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(9)	2,060,623
831,814	Zelis Healthcare Corp. 3.62%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	826,615

		29,038,756

	Telecommunications - 2.1%
1,317,448	CenturyLink, Inc. 2.36%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	1,301,309
	Frontier Communications Corp.
360,000	0.00%, 10/08/2027(9)	358,499
2,980,000	1.00%, 10/08/2021, 1 mo. USD LIBOR + 3.750%	2,967,573
871,750	LogMeIn, Inc. 4.86%, 08/31/2027, 1 mo. USD LIBOR + 4.750%	869,841

The accompanying notes are an integral part of these financial statements.

44

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 91.5%(8) - (continued)
	Telecommunications - 2.1% - (continued)
$845,000	Panther Commercial Holdings L.P. 0.00%, 01/07/2028(9)	$843,589
1,250,000	Telenet Financing USD LLC 2.12%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	1,232,812

		7,573,623

	Textiles - 0.1%
750,000	International Textile Group, Inc. 9.26%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	465,000

	Transportation - 1.6%
2,445,000	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 3 mo. USD LIBOR + 3.750%	2,438,129
1,495,000	PODS LLC 0.00%, 03/31/2028(9)	1,487,794
1,965,000	United Airlines, Inc. 0.00%, 04/21/2028, 1 mo. USD LIBOR + 3.750%(9)	1,986,753

		5,912,676

	Total Senior Floating Rate Interests (cost $339,230,658)	$339,582,378

COMMON STOCKS - 0.4%
	Energy - 0.2%
190,736	Ascent Resources - Marcellus LLC Class A*(12)(13)	$121,117
13,823	Foresight Energy LLC*(12)(13)	121,309
13,865	Texgen Power LLC*(12)(13)	554,600

		797,026

	Insurance - 0.2%
34,814	AFG Holdings, Inc.	765,908

	Materials - 0.0%
3,079	UTEX Industries, Inc.	117,772

	Total Common Stocks (cost $2,451,021)	$1,680,706

EXCHANGE-TRADED FUNDS - 2.2%
	Other Investment Pools & Funds - 2.2%
290,400	Invesco Senior Loan ETF	$6,432,360
35,600	SPDR Blackstone	1,634,396

	Total Exchange-Traded Funds (cost $8,133,604)	$8,066,756

WARRANTS - 0.0%
	Energy - 0.0%
94,294	Ascent Resources - Marcellus LLC Expires 03/30/2023*(12)(13)	$2,378
600	Sable Permian Resources LLC Expires 10/24/09*(12)(13)	—

		2,378

	Materials - 0.0%
1,875	UTEX Industries, Inc. Expires 12/03/2025*(12)(13)	16,744

	Total Warrants (cost $19,724)	$19,122

	Total Long-Term Investments (cost $378,969,252)	$379,627,154

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 10.9%
	Other Investment Pools & Funds - 10.9%
40,386,198	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(14)	$40,386,198

	Total Short-Term Investments (cost $40,386,198)	$40,386,198

Total Investments (cost $419,355,450)	113.2%	$420,013,352
Other Assets and Liabilities	(13.2)%	(49,030,031)

Total Net Assets	100.0%	$370,983,321

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $21,224,386, representing 5.7% of net assets.

(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(5)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $3,873,076, representing 1.0% of net assets.

(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

The accompanying notes are an integral part of these financial statements.

45

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

(8)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(10)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2021, the aggregate value of the unfunded commitment was $1,510,983, which rounds to 0.4% of total net assets.

(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(12)	Investment valued using significant unobservable inputs.

(13)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $816,148, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(14)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at April 30, 2021
Reference Entity	Counterparty	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	380,000	(1.00%)	06/20/2021	At Maturity	$—	$(39)	$7,770	$7,809
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	325,000	(1.00%)	06/20/2021	At Maturity	—	(33)	6,645	6,678
Markit iBoxx USD Liquid Leveraged Loan Index	BCLY	USD	7,155,000	(1.00%)	06/20/2021	At Maturity	—	(1,216)	1,511	2,727
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	2,610,000	(1.00%)	09/20/2021	At Maturity	—	(388)	20,384	20,772
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	1,740,000	(1.00%)	09/20/2021	At Maturity	—	(117)	3,930	4,047
Markit iBoxx USD Liquid Leveraged Loan Index	JPM	USD	895,000	(1.00%)	09/20/2021	At Maturity	—	(213)	(2,159)	(1,946)
Markit iBoxx USD Liquid Leveraged Loan Index	BCLY	USD	925,000	(1.00%)	09/20/2021	At Maturity	—	(220)	(3,495)	(3,275)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	2,145,000	(1.00%)	09/20/2021	At Maturity	—	(509)	(5,175)	(4,666)

Total OTC total return swap contracts							$—	$(2,735)	$29,411	$32,146

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
264,000	GBP	366,330	USD	BCLY	05/28/2021	$—	$(1,711)
56,621,478	USD	46,792,367	EUR	BNP	05/28/2021	333,533	—
927,438	USD	766,000	EUR	MSC	05/28/2021	5,994	—

Total Foreign Currency Contracts						$339,527	$(1,711)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

46

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$30,278,192	$—	$30,278,192	$—
Senior Floating Rate Interests	339,582,378	—	339,582,378	—
Common Stocks
Energy	797,026	—	—	797,026
Insurance	765,908	—	765,908	—
Materials	117,772	—	117,772	—
Exchange-Traded Funds	8,066,756	8,066,756	—	—
Warrants	19,122	—	—	19,122
Short-Term Investments	40,386,198	40,386,198	—	—
Foreign Currency Contracts(2)	339,527	—	339,527	—
Swaps - Total Return(2)	42,033	—	42,033	—

Total	$420,394,912	$48,452,954	$371,125,810	$816,148

Liabilities
Foreign Currency Contracts(2)	$(1,711)	$—	$(1,711)	$—
Swaps - Total Return(2)	(9,887)	—	(9,887)	—

Total	$(11,598)	$—	$(11,598)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

47

The Hartford High Yield Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 91.7%
		Advertising - 0.1%
	$280,000	Lamar Media Corp. 3.75%, 02/15/2028	$282,481

		Aerospace/Defense - 1.5%
		DAE Funding LLC
	430,000	4.50%, 08/01/2022(1)	431,075
	865,000	5.00%, 08/01/2024(1)	887,706
		TransDigm, Inc.
	2,150,000	5.50%, 11/15/2027	2,237,290
	2,780,000	6.25%, 03/15/2026(1)	2,943,325

			6,499,396

		Airlines - 0.1%
	520,000	United Airlines, Inc. 4.38%, 04/15/2026(1)	539,614

		Apparel - 0.7%
EUR	350,000	BK LC Lux Finco S.a.r.l. 5.25%, 04/30/2029(1)	428,362
	$1,250,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	1,350,000
	1,200,000	PVH Corp. 4.63%, 07/10/2025	1,333,809

			3,112,171

		Auto Manufacturers - 2.9%
	975,000	Ford Motor Co. 8.50%, 04/21/2023	1,092,000
		Ford Motor Credit Co. LLC
	1,265,000	3.09%, 01/09/2023	1,288,745
	310,000	3.34%, 03/28/2022	314,278
	665,000	3.35%, 11/01/2022	680,139
	1,500,000	3.37%, 11/17/2023	1,545,000
	1,013,000	4.06%, 11/01/2024	1,066,547
	3,530,000	4.54%, 08/01/2026	3,790,337
	850,000	5.13%, 06/16/2025	928,540
	1,272,000	5.58%, 03/18/2024	1,386,480

			12,092,066

		Auto Parts & Equipment - 1.6%
		Adient Global Holdings Ltd.
EUR	1,225,000	3.50%, 08/15/2024(2)	1,518,694
	$2,035,000	4.88%, 08/15/2026(1)	2,088,419
	1,200,000	Clarios Global L.P. / Clarios U.S. Finance Co. 8.50%, 05/15/2027(1)	1,296,000
	1,690,000	Meritor, Inc. 4.50%, 12/15/2028(1)	1,711,125

			6,614,238

		Commercial Banks - 1.1%
EUR	1,675,000	Banca Monte dei Paschi di Siena S.p.A. 5.38%, 01/18/2028, (5.38% fixed rate until 01/18/2023; 5 year EUR Swap + 5.005% thereafter)(2)(3)	1,806,954
	$2,515,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(3)(4)	2,715,667

			4,522,621

		Commercial Services - 3.9%
		APX Group, Inc.
	1,745,000	6.75%, 02/15/2027(1)	1,876,451
	1,012,000	7.88%, 12/01/2022	1,018,963
	1,710,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(1)	1,793,362
	120,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(1)	123,300
	1,650,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	1,744,875
EUR	2,100,000	La Financiere Atalian SASU 4.00%, 05/15/2024(2)	2,467,847
	1,550,000	Loxam SAS 3.25%, 01/14/2025(2)	1,855,381
		Service Corp. International
	$460,000	4.63%, 12/15/2027	488,750
	355,000	5.13%, 06/01/2029	383,254
	1,640,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	1,627,241
	1,025,000	United Rentals North America, Inc. 5.88%, 09/15/2026	1,069,844

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 91.7% - (continued)
		Commercial Services - 3.9% - (continued)
EUR	983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	$1,185,553
	630,000	Verisure Midholding AB 5.25%, 02/15/2029(1)	781,081

			16,415,902

		Construction Materials - 0.9%
	$1,635,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,735,144
	605,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)	627,451
	820,000	Norbord, Inc. 5.75%, 07/15/2027(1)	893,554
	520,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	536,250

			3,792,399

		Distribution/Wholesale - 1.6%
	1,000,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,017,500
	1,010,000	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK) 8.63%, 09/15/2024(1)(5)	1,028,938
	600,000	IAA, Inc. 5.50%, 06/15/2027(1)	630,750
EUR	2,655,000	Parts Europe S.A. 6.50%, 07/16/2025(2)	3,371,521
	$550,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	579,612

			6,628,321

		Diversified Financial Services - 7.0%
		Credit Acceptance Corp.
	730,000	5.13%, 12/31/2024(1)	752,813
	1,445,000	6.63%, 03/15/2026	1,526,209
	1,205,000	Fly Leasing Ltd. 5.25%, 10/15/2024	1,229,100
	2,000,000	Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(1)	2,171,820
		goeasy Ltd.
	465,000	4.38%, 05/01/2026(1)	470,231
	1,745,000	5.38%, 12/01/2024(1)	1,808,256
	2,110,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	2,077,717
		LD Holdings Group LLC
	690,000	6.13%, 04/01/2028(1)	691,725
	2,395,000	6.50%, 11/01/2025(1)	2,520,737
	650,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	673,537
	1,130,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	1,118,316
		OneMain Finance Corp.
	1,245,000	4.00%, 09/15/2030	1,204,537
	2,610,000	5.38%, 11/15/2029	2,812,275
	430,000	6.13%, 03/15/2024	464,400
	1,100,000	6.88%, 03/15/2025	1,249,875
		PennyMac Financial Services, Inc.
	1,190,000	4.25%, 02/15/2029(1)	1,139,365
	1,895,000	5.38%, 10/15/2025(1)	1,996,856
	2,860,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	2,912,796
	2,760,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,712,473

			29,533,038

		Electric - 0.3%
	1,205,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	1,187,756

		Electronics - 0.6%
	2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,736,342

		Engineering & Construction - 0.2%
	380,000	TopBuild Corp. 3.63%, 03/15/2029(1)	376,200
	330,000	United Rentals North America, Inc. 3.88%, 02/15/2031	332,105

			708,305

The accompanying notes are an integral part of these financial statements.

48

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 91.7% - (continued)
		Entertainment - 3.3%
		Caesars Entertainment, Inc.
	$1,340,000	6.25%, 07/01/2025(1)	$1,424,688
	955,000	8.13%, 07/01/2027(1)	1,061,177
		Caesars Resort Collection LLC / CRC Finco, Inc.
	1,370,000	5.25%, 10/15/2025(1)	1,381,148
	440,000	5.75%, 07/01/2025(1)	463,219
		Cinemark USA, Inc.
	1,108,000	4.88%, 06/01/2023	1,106,560
	830,000	5.88%, 03/15/2026(1)	860,088
	1,920,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	2,001,600
	3,210,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	3,334,387
EUR	1,650,000	Scientific Games International, Inc. 5.50%, 02/15/2026(2)	1,993,630
	$425,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	423,406

			14,049,903

		Environmental Control - 0.6%
	1,307,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	1,360,914
		Stericycle, Inc.
	340,000	3.88%, 01/15/2029(1)	339,150
	975,000	5.38%, 07/15/2024(1)	1,010,344

			2,710,408

		Food - 1.7%
	1,865,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,930,051
GBP	802,000	Bellis Acquisition Co. plc 3.25%, 02/16/2026(1)	1,110,455
		Post Holdings, Inc.
	$1,395,000	5.63%, 01/15/2028(1)	1,469,982
	990,000	5.75%, 03/01/2027(1)	1,037,025
	1,443,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	1,433,981

			6,981,494

		Gas - 0.7%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	1,069,000	5.50%, 05/20/2025	1,187,926
	40,000	5.63%, 05/20/2024	44,500
	338,000	5.75%, 05/20/2027	377,952
	1,143,000	5.88%, 08/20/2026	1,278,731

			2,889,109

		Healthcare - Products - 0.7%
	1,740,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,822,650
	1,030,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	1,066,050

			2,888,700

		Healthcare - Services - 3.1%
	420,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	434,175
		Catalent Pharma Solutions, Inc.
	445,000	3.13%, 02/15/2029(1)	430,538
	265,000	5.00%, 07/15/2027(1)	277,256
		CHS/Community Health Systems, Inc.
	935,000	4.75%, 02/15/2031(1)	927,988
	580,000	5.63%, 03/15/2027(1)	614,800
	2,195,000	6.63%, 02/15/2025(1)	2,312,981
		HCA, Inc.
	3,465,000	5.38%, 02/01/2025	3,861,500
	2,620,000	5.38%, 09/01/2026	2,974,643
	100,000	5.63%, 09/01/2028	116,625
	80,000	5.88%, 02/01/2029	94,400
	836,000	7.50%, 11/15/2095	1,144,275

			13,189,181

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 91.7% - (continued)
		Home Builders - 2.3%
	$305,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	$319,488
	1,295,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(1)	1,388,887
	1,090,000	Empire Communities Corp. 7.00%, 12/15/2025(1)	1,166,300
	420,000	KB Home 4.80%, 11/15/2029	452,550
		M/I Homes, Inc.
	790,000	4.95%, 02/01/2028	830,725
	1,020,000	5.63%, 08/01/2025	1,053,150
	1,285,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	1,344,431
		Taylor Morrison Communities, Inc.
	500,000	5.13%, 08/01/2030(1)	550,730
	1,790,000	5.75%, 01/15/2028(1)	2,020,462
	395,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	402,967

			9,529,690

		Household Products/Wares - 0.9%
EUR	1,855,000	Diamond (BC) B.V. 5.63%, 08/15/2025(2)	2,278,300
	$1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,466,500

			3,744,800

		Insurance - 2.6%
		Acrisure LLC / Acrisure Finance, Inc.
	2,335,000	7.00%, 11/15/2025(1)	2,399,212
	875,000	10.13%, 08/01/2026(1)	998,594
	725,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	734,954
		Genworth Holdings, Inc.
	135,000	4.80%, 02/15/2024	131,963
	1,260,000	4.90%, 08/15/2023	1,244,250
	750,000	6.50%, 06/15/2034	747,022
	280,000	7.63%, 09/24/2021	284,900
	1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,709,100
	675,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	776,250
	1,675,000	Radian Group, Inc. 6.63%, 03/15/2025	1,894,844

			10,921,089

		Internet - 1.5%
		Arches Buyer, Inc.
	625,000	4.25%, 06/01/2028(1)	622,656
	340,000	6.13%, 12/01/2028(1)	348,500
	1,075,000	Endure Digital, Inc. 6.00%, 02/15/2029(1)	1,029,312
	1,650,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	1,606,803
	335,000	MercadoLibre, Inc. 2.38%, 01/14/2026	334,029
EUR	2,100,000	United Group B.V. 3.63%, 02/15/2028(2)	2,448,983

			6,390,283

		Investment Company Security - 0.3%
	$1,075,000	Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(1)	1,135,705

		IT Services - 0.6%
		Presidio Holdings, Inc.
	1,695,000	4.88%, 02/01/2027(1)	1,745,850
	890,000	8.25%, 02/01/2028(1)	970,100

			2,715,950

		Leisure Time - 0.8%
		Carnival Corp.
	340,000	7.63%, 03/01/2026(1)	372,300
EUR	260,000	7.63%, 03/01/2026(1)	346,116
	$2,305,000	11.50%, 04/01/2023(1)	2,648,906

			3,367,322

The accompanying notes are an integral part of these financial statements.

49

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 91.7% - (continued)
	Lodging - 2.0%
	Boyd Gaming Corp.
$270,000	4.75%, 12/01/2027	$276,804
1,365,000	6.00%, 08/15/2026	1,416,187
625,000	6.38%, 04/01/2026	645,313
1,790,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,830,275
1,590,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,553,748
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
960,000	5.25%, 05/15/2027(1)	1,014,000
1,690,000	5.50%, 03/01/2025(1)	1,804,075

		8,540,402

	Media - 7.6%
	Altice Financing S.A.
1,625,000	5.00%, 01/15/2028(1)	1,602,656
1,350,000	7.50%, 05/15/2026(1)	1,402,582
895,000	Cable One, Inc. 4.00%, 11/15/2030(1)	884,398
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,570,000	4.25%, 02/01/2031(1)	1,568,037
790,000	4.50%, 08/15/2030(1)	803,738
925,000	4.50%, 05/01/2032(1)	934,250
3,162,000	5.75%, 02/15/2026(1)	3,272,670
	CSC Holdings LLC
1,800,000	5.25%, 06/01/2024	1,948,500
770,000	5.50%, 04/15/2027(1)	807,398
1,970,000	6.50%, 02/01/2029(1)	2,176,850
	DISH DBS Corp.
965,000	5.00%, 03/15/2023	1,009,990
3,100,000	5.88%, 07/15/2022	3,245,700
570,000	5.88%, 11/15/2024	616,778
975,000	7.38%, 07/01/2028	1,050,499
530,000	7.75%, 07/01/2026	610,825
	Gray Television, Inc.
865,000	4.75%, 10/15/2030(1)	865,000
400,000	5.88%, 07/15/2026(1)	415,000
925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	988,594
1,470,000	Sirius XM Radio, Inc. 5.50%, 07/01/2029(1)	1,591,183
830,000	Vertical U.S Newco, Inc. 5.25%, 07/15/2027(1)	868,910
990,000	Videotron Ltd. 5.00%, 07/15/2022	1,032,075
2,255,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(1)	2,265,201
	Ziggo B.V.
365,000	4.88%, 01/15/2030(1)	375,118
1,859,000	5.50%, 01/15/2027(1)	1,933,509

		32,269,461

	Metal Fabricate/Hardware - 0.7%
300,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	313,989
	Novelis Corp.
1,310,000	4.75%, 01/30/2030(1)	1,362,400
1,190,000	5.88%, 09/30/2026(1)	1,241,396

		2,917,785

	Mining - 0.7%
	Constellium SE
565,000	3.75%, 04/15/2029(1)	552,994
755,000	5.63%, 06/15/2028(1)	800,300
1,740,000	5.88%, 02/15/2026(1)	1,792,200

		3,145,494

	Office/Business Equipment - 1.4%
2,950,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	3,078,414

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 91.7% - (continued)
		Office/Business Equipment - 1.4% - (continued)
	$2,000,000	Xerox Corp. 4.38%, 03/15/2023	$2,096,000
	790,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	829,500

			6,003,914

		Oil & Gas - 5.2%
		Apache Corp.
	1,125,000	4.38%, 10/15/2028	1,147,466
	1,665,000	4.63%, 11/15/2025	1,758,656
	581,000	4.75%, 04/15/2043	576,933
	689,000	5.10%, 09/01/2040	706,311
		Continental Resources, Inc.
	2,080,000	4.38%, 01/15/2028	2,262,000
	520,000	4.90%, 06/01/2044	541,434
	455,000	5.75%, 01/15/2031(1)	527,800
	1,020,000	EQT Corp. 3.90%, 10/01/2027	1,063,442
		Occidental Petroleum Corp.
	260,000	2.90%, 08/15/2024	259,350
	1,155,000	3.00%, 02/15/2027	1,102,297
	410,000	3.20%, 08/15/2026	398,725
	400,000	3.40%, 04/15/2026	395,576
	3,836,000	4.20%, 03/15/2048	3,232,636
	679,000	4.40%, 04/15/2046	597,520
	715,000	5.50%, 12/01/2025	768,625
	395,000	6.13%, 01/01/2031	439,438
	258,000	6.38%, 09/01/2028	288,960
		Ovintiv Exploration, Inc.
	775,000	5.38%, 01/01/2026	867,944
	1,470,000	5.63%, 07/01/2024	1,639,420
	550,000	Range Resources Corp. 8.25%, 01/15/2029(1)	596,624
	1,410,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	1,482,686
	2,685,000	Transocean, Inc. 6.80%, 03/15/2038	1,281,792

			21,935,635

		Packaging & Containers - 4.3%
	2,920,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(1)(5)	3,055,050
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	680,000	4.13%, 08/15/2026(1)	699,550
	2,980,000	5.25%, 08/15/2027(1)	3,045,816
	340,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	362,100
	1,200,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	1,245,600
		Flex Acquisition Co., Inc.
	2,170,000	6.88%, 01/15/2025(1)	2,205,262
	775,000	7.88%, 07/15/2026(1)	810,844
	1,075,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	1,045,437
		Owens-Brockway Glass Container, Inc.
	65,000	5.38%, 01/15/2025(1)	69,144
	3,224,000	5.88%, 08/15/2023(1)	3,489,980
	46,000	6.38%, 08/15/2025(1)	51,003
EUR	1,645,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	1,985,176
	$270,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(1)	282,488

			18,347,450

		Pharmaceuticals - 3.0%
		Bausch Health Cos., Inc.
	2,150,000	5.00%, 01/30/2028(1)	2,182,056
	450,000	5.00%, 02/15/2029(1)	450,693
	2,690,000	5.25%, 01/30/2030(1)	2,703,450
	1,000,000	6.13%, 04/15/2025(1)	1,022,500
	1,875,000	7.00%, 01/15/2028(1)	2,041,406

The accompanying notes are an integral part of these financial statements.

50

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 91.7% - (continued)
	Pharmaceuticals - 3.0% - (continued)
$370,000	Jazz Securities DAC 4.38%, 01/15/2029(1)	$378,325
873,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(1)	918,833
	Teva Pharmaceutical Finance Netherlands B.V.
1,860,000	3.15%, 10/01/2026	1,748,400
1,270,000	6.75%, 03/01/2028	1,384,300

		12,829,963

	Pipelines - 5.7%
1,890,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,925,929
	Buckeye Partners L.P.
510,000	3.95%, 12/01/2026	510,000
640,000	4.13%, 03/01/2025(1)	656,000
655,000	4.50%, 03/01/2028(1)	655,819
738,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	770,288
765,000	Cheniere Energy, Inc. 4.63%, 10/15/2028(1)	797,627
3,395,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	3,726,012
1,793,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	1,853,514
	EQM Midstream Partners L.P.
955,000	4.50%, 01/15/2029(1)	947,838
730,000	4.75%, 01/15/2031(1)	722,620
435,000	6.00%, 07/01/2025(1)	475,238
440,000	6.50%, 07/01/2027(1)	485,863
950,000	6.50%, 07/15/2048	963,917
1,310,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.00%, 03/01/2027(1)	1,329,257
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
700,000	4.88%, 02/01/2031(1)	730,422
3,050,000	6.50%, 07/15/2027	3,316,875
	Western Midstream Operating L.P.
2,950,000	5.30%, 02/01/2030	3,219,187
925,000	6.50%, 02/01/2050	1,046,628

		24,133,034

	Real Estate - 0.6%
875,000	CIFI Holdings Group Co., Ltd. 5.95%, 10/20/2025(2)	925,750
900,000	KWG Group Holdings Ltd. 7.40%, 01/13/2027(2)	922,804
900,000	Yuzhou Group Holdings Co., Ltd. 7.38%, 01/13/2026(2)	756,411

		2,604,965

	Real Estate Investment Trusts - 0.9%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
1,900,000	4.25%, 02/01/2027(1)	1,865,363
220,000	5.25%, 10/01/2025(1)	222,200
	VICI Properties L.P. / VICI Note Co., Inc.
195,000	3.50%, 02/15/2025(1)	199,144
130,000	3.75%, 02/15/2027(1)	131,044
780,000	4.25%, 12/01/2026(1)	804,375
655,000	4.63%, 12/01/2029(1)	680,158

		3,902,284

	Retail - 8.6%
	1011778 BC ULC / New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	2,003,625
1,100,000	3.88%, 01/15/2028(1)	1,113,750
1,190,000	4.00%, 10/15/2030(1)	1,160,250
1,210,000	4.38%, 01/15/2028(1)	1,225,125

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 91.7% - (continued)
		Retail - 8.6% - (continued)
	$830,000	Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC 5.13%, 04/15/2029(1)	$845,812
	935,000	CEC Entertainment LLC 6.75%, 05/01/2026(1)	928,268
		eG Global Finance plc
EUR	975,000	4.38%, 02/07/2025(2)	1,135,855
	1,516,000	6.25%, 10/30/2025(2)	1,855,782
	$1,900,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	1,952,250
	680,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	679,150
		KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	820,000	4.75%, 06/01/2027(1)	862,025
	1,000,000	5.25%, 06/01/2026(1)	1,028,010
		L Brands, Inc.
	135,000	5.25%, 02/01/2028	147,994
	1,275,000	6.63%, 10/01/2030(1)	1,469,387
	1,980,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	2,029,500
	1,735,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	1,821,750
		Macy’s Retail Holdings LLC
	43,000	2.88%, 02/15/2023	43,058
	356,000	3.63%, 06/01/2024	359,987
	250,000	4.30%, 02/15/2043	196,125
	115,000	4.50%, 12/15/2034	103,213
	54,000	5.13%, 01/15/2042	46,440
	1,042,000	5.88%, 04/01/2029(1)	1,069,300
		Magic Mergeco, Inc.
	1,485,000	5.25%, 05/01/2028(1)	1,503,563
	815,000	7.88%, 05/01/2029(1)	837,502
	1,000,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.13%, 04/01/2026(1)	1,022,880
		PetSmart, Inc.
	1,000,000	4.75%, 02/15/2028(1)	1,028,450
	265,000	7.75%, 02/15/2029(1)	287,313
	2,998,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	3,159,142
	3,600,000	Staples, Inc. 7.50%, 04/15/2026(1)	3,726,000
	2,360,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,498,650
	435,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	465,450

			36,605,606

		Semiconductors - 0.9%
	1,775,000	Entegris, Inc. 4.63%, 02/10/2026(1)	1,836,575
		Sensata Technologies B.V.
	1,005,000	5.00%, 10/01/2025(1)	1,115,550
	770,000	5.63%, 11/01/2024(1)	858,550

			3,810,675

		Software - 2.3%
	1,000,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	984,270
	575,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, 01/31/2026(1)	602,313
	775,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	831,187
	1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	1,168,687
	885,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	925,931
	1,210,000	Open Text Corp. 3.88%, 02/15/2028(1)	1,225,125
	1,030,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	1,041,567
		PTC, Inc.
	240,000	3.63%, 02/15/2025(1)	246,228
	265,000	4.00%, 02/15/2028(1)	272,015
	2,290,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,432,839

			9,730,162

The accompanying notes are an integral part of these financial statements.

51

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 91.7% - (continued)
		Telecommunications - 5.8%
EUR	835,000	Altice France Holding S.A. 8.00%, 05/15/2027(1)	$1,091,818
		Altice France S.A.
	$1,830,000	5.13%, 07/15/2029(1)	1,832,489
	640,000	5.50%, 01/15/2028(1)	659,328
	2,330,000	7.38%, 05/01/2026(1)	2,415,744
	2,215,000	8.13%, 02/01/2027(1)	2,425,425
	1,250,000	Embarq Corp. 8.00%, 06/01/2036	1,455,488
		Frontier Communications Corp.
	1,055,000	5.00%, 05/01/2028(1)	1,077,419
	1,085,000	5.88%, 10/15/2027(1)	1,152,813
	1,925,000	6.75%, 05/01/2029(1)	2,034,484
	1,275,000	6.88%, 01/15/2025(6)	905,250
	775,000	10.50%, 09/15/2022(6)	589,000
		Sprint Corp.
	2,574,000	7.13%, 06/15/2024	2,972,635
	10,000	7.63%, 02/15/2025	11,900
	1,900,000	7.88%, 09/15/2023	2,166,000
		T-Mobile USA, Inc.
	825,000	2.25%, 02/15/2026	830,222
	2,050,000	2.63%, 04/15/2026	2,085,260
	550,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	683,650

			24,388,925

		Toys/Games/Hobbies - 0.4%
		Mattel, Inc.
	665,000	3.38%, 04/01/2026(1)	688,275
	695,000	5.88%, 12/15/2027(1)	763,631
	315,000	6.75%, 12/31/2025(1)	330,908

			1,782,814

		Total Corporate Bonds (cost $368,665,635)	$388,126,853

CONVERTIBLE BONDS - 3.5%
		Airlines - 0.2%
	650,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$710,125

		Auto Manufacturers - 0.4%
	1,658,000	Ford Motor Co. 0.00%, 03/15/2026(1)(7)	1,637,275

		Commercial Services - 0.3%
EUR	900,000	Nexi S.p.A. 1.75%, 04/24/2027(2)	1,271,749

		Engineering & Construction - 0.3%
	600,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(2)	1,183,533

		Entertainment - 0.2%
	$1,128,000	DraftKings, Inc. 0.00%, 03/15/2028(1)(7)	1,076,676

		Healthcare - Products - 0.2%
	825,000	NuVasive, Inc. 0.38%, 03/15/2025	856,453

		Machinery - Diversified - 0.3%
	866,000	Middleby Corp. 1.00%, 09/01/2025(1)	1,297,268

		Media - 0.9%
	3,460,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	3,640,681

		Oil & Gas - 0.3%
	775,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025(1)	1,175,675

		Real Estate Investment Trusts - 0.1%
	525,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	599,550

		Software - 0.3%
	1,258,000	Western Digital Corp. 1.50%, 02/01/2024	1,302,816

		Total Convertible Bonds (cost $13,333,986)	$14,751,801

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.7%
	Diversified Financial Services - 0.7%
$3,675,000	Crown Finance U.S., Inc. 0.00%, 02/28/2025, 6 mo. USD LIBOR + 2.500%(9)	$3,147,711

	Total Senior Floating Rate Interests (cost $3,175,455)	$3,147,711

COMMON STOCKS - 0.0%
	Energy - 0.0%
2,140	Foresight Energy LLC*(10)(11)	$18,781
104,555,002	KCA Deutag*(10)(11)(12)	—

	Total Common Stocks (cost $1,425,877)	$18,781

ESCROWS - 0.6%(13)
	Media - 0.6%
2,560,000	Nexstar Broadcasting, Inc.(1)	$2,704,000

	Total Escrows (cost $2,617,524)	$2,704,000

	Total Long-Term Investments (cost $389,218,477)	$408,749,146

SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
6,741,823	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $6,741,826; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $6,876,685	$6,741,823

	Total Short-Term Investments (cost $6,741,823)	$6,741,823

Total Investments (cost $395,960,300)	98.1%	$415,490,969
Other Assets and Liabilities	1.9%	7,859,198

Total Net Assets	100.0%	$423,350,167

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $246,687,919, representing 58.3% of net assets.

The accompanying notes are an integral part of these financial statements.

52

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $28,508,861, representing 6.7% of net assets.

(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(7)	Security is a zero-coupon bond.

(8)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(10)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $18,781, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(11)	Investment valued using significant unobservable inputs.

(12)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
03/2011	KCA Deutag	104,555,002	$1,416,929	$—

(13)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
104,000	EUR	125,734	USD	UBS	05/28/2021	$—	$(629)
192,000	EUR	232,324	USD	SSG	05/28/2021	—	(1,361)
301,000	EUR	363,730	USD	BOA	05/28/2021	—	(1,648)
29,555,667	USD	24,425,000	EUR	BNP	05/28/2021	174,100	—
422,624	USD	350,000	EUR	MSC	05/28/2021	1,598	—
1,112,866	USD	802,000	GBP	BCLY	05/28/2021	5,197	—

Total Foreign Currency Contracts						$180,895	$(3,638)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$388,126,853	$—	$388,126,853	$—
Convertible Bonds	14,751,801	—	14,751,801	—
Senior Floating Rate Interests	3,147,711	—	3,147,711	—
Common Stocks
Energy	18,781	—	—	18,781
Escrows	2,704,000	—	2,704,000	—
Short-Term Investments	6,741,823	—	6,741,823	—
Foreign Currency Contracts(2)	180,895	—	180,895	—

Total	$415,671,864	$—	$415,653,083	$18,781

Liabilities
Foreign Currency Contracts(2)	$(3,638)	$—	$(3,638)	$—

Total	$(3,638)	$—	$(3,638)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

53

The Hartford Inflation Plus Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
	Asset-Backed - Automobile - 0.1%
$505,000	Tesla Auto Lease Trust 5.48%, 05/22/2023(1)	$531,861

	Asset-Backed - Credit Card - 0.1%
505,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	506,329

	Asset-Backed - Finance & Insurance - 0.4%
232,784	Aaset Trust 3.35%, 01/16/2040(1)	230,879
268,060	CF Hippolyta LLC 1.99%, 07/15/2060(1)	268,509
1,360,000	HSI Asset Securitization Corp. Trust 0.38%, 02/25/2036, 1 mo. USD LIBOR + 0.270%(2)	1,334,516
220,448	Pretium Mortgage Credit Partners LLC 3.72%, 02/27/2060(1)(3)	222,382

		2,056,286

	Asset-Backed - Home Equity - 0.1%
610,271	GSAA Home Equity Trust 5.99%, 06/25/2036(4)	244,410
703,416	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(3)	396,008

		640,418

	Commercial Mortgage-Backed Securities - 0.5%
	Benchmark Mortgage Trust
6,381,972	1.39%, 03/15/2062(4)(5)	490,070
2,378,563	1.64%, 01/15/2054(4)(5)	284,288
1,752,374	DBJPM Mortgage Trust 1.83%, 09/15/2053(4)(5)	181,457
1,232,689	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(3)	1,239,745
5,845,096	Wells Fargo N.A. 1.05%, 05/15/2062(4)(5)	359,745

		2,555,305

	Other Asset-Backed Securities - 0.2%
1,067,872	Legacy Mortgage Asset Trust 4.00%, 01/25/2059(1)(3)	1,070,062

	Whole Loan Collateral CMO - 2.2%
292,058	Adjustable Rate Mortgage Trust 0.65%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	294,151
619,903	Bank of America Funding Trust 6.05%, 10/25/2036(3)	616,760
116,712	Bear Stearns Adjustable Rate Mortgage Trust 2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	118,957
303,952	Chase Mortgage Finance Trust 3.02%, 12/25/2035(4)	303,645
	Connecticut Avenue Securities Trust
725,537	2.21%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	729,738
627,759	2.26%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	630,724
650,878	2.41%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	655,614
303,881	Deutsche Alt-A Securities Mortgage Loan Trust 0.26%, 12/25/2036, 1 mo. USD LIBOR + 0.150%(2)	294,171
	Fannie Mae Connecticut Avenue Securities
676,415	3.11%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	681,086
154,684	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	159,939
94,013	5.81%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	99,674
63,166	6.11%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	66,663

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6% - (continued)
	Whole Loan Collateral CMO - 2.2% - (continued)
$150,540	GreenPoint Mortgage Funding Trust 1.54%, 10/25/2045, 12 mo. USD MTA + 1.400%(2)	$127,287
315,449	GSR Mortgage Loan Trust 2.93%, 10/25/2035(4)	230,802
391,742	HarborView Mortgage Loan Trust 0.31%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	374,775
1,745,300	IndyMac Index Mortgage Loan Trust 0.69%, 01/25/2036, 1 mo. USD LIBOR + 0.580%(2)	1,416,099
464,239	JP Morgan Mortgage Trust 3.07%, 01/25/2037(4)	434,388
	MASTR Adjustable Rate Mortgages Trust
859,181	0.59%, 05/25/2037, 1 mo. USD LIBOR + 0.480%(2)	499,845
4,957	3.17%, 11/21/2034(4)	5,005
234,460	Preston Ridge Partners Mortgage Trust LLC 2.36%, 11/25/2025(1)(3)	235,142
	Residential Funding Mortgage Securities, Inc.
104,538	3.82%, 02/25/2036(4)	97,118
224,232	6.00%, 07/25/2037	215,349
356,848	Structured Adjustable Rate Mortgage Loan Trust 2.80%, 06/25/2035(4)	313,085
570,000	Traingle Re Ltd. 3.11%, 10/25/2030, 1 mo. USD LIBOR + 3.000%(1)(2)	572,469
763,383	VOLT XCIV LLC 2.24%, 02/27/2051(1)(3)	762,971
330,414	WaMu Mortgage Pass-Through Certificates Trust 0.95%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	325,888
500,436	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 0.97%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	455,752

		10,717,097

	Total Asset & Commercial Mortgage-Backed Securities (cost $17,916,185)	$18,077,358

CORPORATE BONDS - 2.0%
	Construction Materials - 0.1%
$355,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	$355,887

	Diversified Financial Services - 0.4%
735,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	737,771
1,315,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,294,880

		2,032,651

	Engineering & Construction - 0.0%
245,000	TopBuild Corp. 3.63%, 03/15/2029(1)	242,550

	IT Services - 0.1%
510,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	508,725

	Machinery-Diversified - 0.0%
220,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	234,587

	Office/Business Equipment - 0.1%
290,000	CDW LLC / CDW Finance Corp. 3.25%, 02/15/2029	287,463

	Oil & Gas - 0.2%
930,000	PDC Energy, Inc. 6.13%, 09/15/2024	953,250

	Pipelines - 0.8%
1,670,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.38%, 09/15/2024	1,697,138

The accompanying notes are an integral part of these financial statements.

54

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 2.0% - (continued)
		Pipelines - 0.8% - (continued)
	$1,335,000	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	$1,305,148
	785,000	Gray Oak Pipeline LLC 3.45%, 10/15/2027(1)	813,917

			3,816,203

		Retail - 0.1%
	238,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	244,545
	207,000	William Carter Co. 5.63%, 03/15/2027(1)	217,609

			462,154

		Software - 0.2%
	220,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	216,539
	531,000	MSCI, Inc. 3.88%, 02/15/2031(1)	544,878

			761,417

		Total Corporate Bonds (cost $9,096,205)	$9,654,887

FOREIGN GOVERNMENT OBLIGATIONS - 11.1%
		Argentina - 0.1%
ARS	30,669,207	Argentina Treasury Bond 1.20%, 03/18/2022(6)	$324,208

		Canada - 1.1%
CAD	4,650,374	Canadian Government Real Return Bond 4.00%, 12/01/2031(6)	5,488,565

		Chile - 0.2%
EUR	1,180,000	Chile Government International Bond 1.25%, 01/22/2051	1,244,869

		Colombia - 0.5%
	1,860,000	Colombia Government International Bond 3.88%, 03/22/2026	2,515,707

		Hungary - 0.4%
	1,420,000	Hungary Government International Bond 1.63%, 04/28/2032(7)	1,821,645

		Indonesia - 2.0%
		Indonesia Government International Bond
	990,000	1.10%, 03/12/2033	1,161,876
	1,050,000	1.40%, 10/30/2031	1,279,720
	100,000	2.15%, 07/18/2024(7)	127,275
	195,000	2.63%, 06/14/2023(7)	246,348
IDR	97,522,000,000	Indonesia Treasury Bond 7.00%, 09/15/2030	6,961,025

			9,776,244

		Japan - 1.3%
JPY	668,571,722	Japanese Government CPI Linked Bond 0.20%, 03/10/2030(6)	6,290,532

		Macedonia - 0.3%
EUR	1,085,000	North Macedonia Government International Bond 3.68%, 06/03/2026(1)	1,419,438

		Mexico - 0.6%
MXN	24,032,600	Mexican Bonos 8.00%, 11/07/2047	1,202,188
		Mexico Government International Bond
EUR	1,360,000	1.45%, 10/25/2033	1,526,573
	370,000	3.63%, 04/09/2029	510,175

			3,238,936

		New Zealand - 0.3%
NZD	1,730,715	New Zealand Government Bond 2.50%, 09/20/2035(6)(7)	1,582,105

		Panama - 0.3%
	$1,520,000	Panama Government International Bond 4.50%, 04/01/2056	1,672,760

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 11.1% - (continued)
		Romania - 0.5%
		Romanian Government International Bond
EUR	1,417,000	2.12%, 07/16/2031(7)	$1,744,815
	100,000	2.75%, 04/14/2041(1)	118,073
	332,000	3.62%, 05/26/2030(1)	459,958

			2,322,846

		Russia - 1.5%
RUB	270,120,000	Russian Federal Bond - OFZ 7.65%, 04/10/2030	3,767,654
	301,102,101	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(6)	3,955,575

			7,723,229

		Saudi Arabia - 0.4%
		Saudi Government International Bond
EUR	800,000	2.00%, 07/09/2039(7)	1,009,986
	1,092,000	2.25%, 02/02/2033(1)	1,029,428

			2,039,414

		Serbia - 0.2%
EUR	655,000	Serbia International Bond 1.65%, 03/03/2033(1)	758,613

		South Africa - 0.3%
ZAR	23,088,905	South Africa Government Bond - CPI Linked 1.88%, 02/28/2033(6)	1,290,909

		South Korea - 1.1%
KRW	6,053,920,244	Inflation Linked Korea Treasury Bond 1.13%, 06/10/2030(6)	5,651,802

		Total Foreign Government Obligations (cost $56,359,011)	55,161,822

SENIOR FLOATING RATE INTERESTS - 7.7%(8)
		Advertising - 0.0%
	$205,000	E2open LLC 4.00%, 10/29/2027, 3 mo. USD LIBOR + 3.500%	$204,424

		Aerospace/Defense - 0.2%
	259,350	Great Outdoors Group LLC 5.00%, 03/06/2028, 6 mo. USD LIBOR + 4.250%	260,242
	99,750	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	100,498
	577,607	TransDigm, Inc. 2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	570,127
	246,709	Tronox Finance LLC 2.68%, 03/13/2028, 3 mo. USD LIBOR + 2.250%	244,286

			1,175,153

		Airlines - 0.1%
	96,250	JetBlue Airways Corp. 6.25%, 06/17/2024, 3 mo. USD LIBOR + 5.250%	98,725
	98,750	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 6 mo. USD LIBOR + 3.000%	95,387
	180,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	191,957
	245,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	257,159

			643,228

		Asset-Backed - Finance & Insurance - 0.1%
EUR	115,000	Bellis Acquisition Co. plc 2.75%, 02/12/2026, 6 mo. EURIBOR + 2.750%	137,938
	$115,000	PAI Holdco, Inc. 5.00%, 10/28/2027, 3 mo. USD LIBOR + 3.750%	114,785

			252,723

The accompanying notes are an integral part of these financial statements.

55

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 7.7%(8) - (continued)
		Auto Manufacturers - 0.0%
	$101,588	Navistar International Corp. 3.61%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	$101,460

		Auto Parts & Equipment - 0.1%
	120,000	Adient U.S. LLC 0.00%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(9)	119,820
	162,818	Altra Industrial Motion Corp. 2.11%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	161,750
	193,808	Clarios Global L.P. 3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	191,676
	160,069	First Brands 6.00%, 03/30/2027, 3 mo. USD LIBOR + 5.000%	160,737

			633,983

		Beverages - 0.0%
	163,350	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	163,273

		Chemicals - 0.2%
	196,185	Axalta Coating Systems U.S. Holdings, Inc. 1.95%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	194,837
EUR	197,643	CeramTec AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	232,101
	$113,648	CMC Materials, Inc. 2.13%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	113,506
	100,000	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 3 mo. USD LIBOR + 2.750%	99,500
	251,167	Minerals Technologies, Inc. 3.00%, 02/14/2024, 2 mo. USD LIBOR + 2.250%	251,481
		Univar, Inc.
	98,750	2.11%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	98,238
	65,933	2.36%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	65,768
	136,500	WR Grace & Co. 1.95%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	135,476

			1,190,907

		Commercial Services - 0.9%
	275,000	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	273,669
		Amentum Government Services Holdings LLC
	198,500	3.61%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	196,912
	200,000	5.50%, 01/29/2027, 3 mo. USD LIBOR + 4.750%	200,334
	197,747	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	195,895
EUR	300,000	Biogroup-LCD 0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(9)	358,392
	$319,349	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	315,003
	197,964	BrightView Landscapes LLC 2.61%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	196,974
	198,749	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	198,997
	621,754	Dun & Bradstreet Corp. 3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	618,061

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 7.7%(8) - (continued)
		Commercial Services - 0.9% - (continued)
	$189,525	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	$189,525
	98,500	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	97,022
	237,680	Quikrete Holdings, Inc. 2.61%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	235,204
	324,150	Trans Union LLC 1.86%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	321,628
	472,875	United Rentals, Inc. 1.86%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	474,062
		Verisure Holding AB
EUR	205,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(9)	245,537
	430,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	515,375

			4,632,590

		Distribution/Wholesale - 0.1%
	$480,680	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	476,354

		Diversified Financial Services - 0.2%
	104,859	Crown Finance U.S., Inc. 3.50%, 02/28/2025, 6 mo. USD LIBOR + 2.500%	89,814
	350,000	Delos Finance S.a.r.l. 1.95%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	349,436
EUR	97,014	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	116,384
	$193,776	Russell Investments U.S. Inst’l Holdco, Inc. 4.00%, 05/30/2025, 6 mo. USD LIBOR + 3.000%	191,596

			747,230

		Electric - 0.0%
	124,688	ExGen Renewables LLC 3.75%, 12/15/2027, 3 mo. USD LIBOR + 2.750%	124,656

		Electrical Components & Equipment - 0.2%
	99,750	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	99,201
	670,000	Virgin Media Bristol LLC 2.62%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	664,138

			763,339

		Energy - Alternate Sources - 0.0%
	179,818	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	175,869

		Engineering & Construction - 0.1%
	205,000	ADMI Corp. 3.25%, 12/23/2027, 1 mo. USD LIBOR + 2.750%	203,163
	216,563	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	210,375

			413,538

		Entertainment - 0.1%
	248,718	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	244,940

		Environmental Control - 0.0%
	144,375	Clean Harbors, Inc. 1.86%, 06/28/2024, 1 mo. USD LIBOR + 1.750%	144,405

		Food - 0.1%
	158,800	Froneri International Ltd. 2.36%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	156,359

The accompanying notes are an integral part of these financial statements.

56

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 7.7%(8) - (continued)
		Food - 0.1% - (continued)
	$212,270	U.S. Foods, Inc. 2.11%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	$207,936

			364,295

		Food Service - 0.1%
		Aramark Services, Inc.
	218,266	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	215,110
	99,000	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	97,454

			312,564

		Hand/Machine Tools - 0.1%
	268,650	White Cap Buyer LLC 4.50%, 10/19/2027, 3 mo. USD LIBOR + 4.000%	268,454

		Healthcare - Products - 0.1%
	384,038	Avantor Funding, Inc. 3.25%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	383,941
	190,000	WW International, Inc. 0.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(9)	189,858

			573,799

		Healthcare - Services - 0.3%
	98,250	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	98,209
	115,402	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	115,064
EUR	160,463	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	192,542
	$239,497	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	238,151
	190,000	Organon & Co. 0.00%, 04/07/2028, 1 mo. USD LIBOR + 3.000%(9)	189,445
	247,598	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	245,947
	300,000	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	299,250

			1,378,608

		Insurance - 0.4%
	233,473	Acrisure LLC 3.70%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	229,581
	98,982	Alliant Holdings Intermediate LLC 3.36%, 05/09/2025, 1 mo. USD LIBOR + 3.250%	97,678
		Asurion LLC
	446,974	3.11%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	445,762
	207,587	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	206,063
	308,070	Hub International Ltd. 3.18%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	303,806
	99,637	Hyperion Insurance Group Ltd. 4.75%, 11/12/2027, 1 mo. USD LIBOR + 3.750%	99,512
		Sedgwick Claims Management Services, Inc.
	175,950	3.36%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	173,334
	147,375	3.86%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	146,520
	99,250	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	99,271

			1,801,527

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 7.7%(8) - (continued)
		Investment Company Security - 0.0%
	$107,070	FinCo LLC 2.61%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	$106,691

		IT Services - 0.1%
	155,000	Endure Digital, Inc. 4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	153,354
	243,750	Science Applications International Corp. 1.99%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	242,700
	245,774	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	245,363

			641,417

		Leisure Time - 0.4%
		Caesars Resort Collection LLC
	430,694	2.86%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	425,685
	243,775	4.61%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	244,333
	223,313	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	229,733
	200,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	198,642
	246,075	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	243,818
	164,588	IRB Holding Corp. 4.25%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	164,125
	185,000	Jazz Financing Lux S.a.r.l. 0.00%, 04/21/2028, 1 mo. USD LIBOR + 3.500%(9)	185,385
	353,572	Penn National Gaming, Inc. 3.00%, 10/15/2025, 1 mo. USD LIBOR + 2.250%	351,585

			2,043,306

		Lodging - 0.1%
	456,437	Boyd Gaming Corp. 2.34%, 09/15/2023, 1 mo. USD LIBOR + 2.250%	455,437
	124,351	Four Seasons Hotels Ltd. 2.11%, 11/30/2023, 1 mo. USD LIBOR + 2.000%	124,005
	148,498	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	146,236

			725,678

		Machinery - Construction & Mining - 0.0%
	104,343	Pro Mach Group, Inc. 4.50%, 03/07/2025, 3 mo. USD LIBOR + 3.500%	104,082

		Machinery - Diversified - 0.1%
	$119,400	Filtration Group Corp. 4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%	119,251
	99,250	Gardner Denver, Inc. 2.86%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	99,023
EUR	100,000	Vertical Midco GmbH 4.25%, 07/29/2027, 6 mo. EURIBOR + 4.250%	120,713

			338,987

		Media - 1.0%
		Adevinta ASA
	130,000	0.00%, 04/20/2028, 3 mo. EURIBOR + 3.250%(9)	156,305
	$100,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.750%(9)	99,844
	174,563	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	174,435
	384,969	Charter Communications Operating LLC 1.87%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	382,982

The accompanying notes are an integral part of these financial statements.

57

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 7.7%(8) - (continued)
		Media - 1.0% - (continued)
		CSC Holdings LLC
	$289,800	2.37%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	$286,186
	185,725	2.37%, 01/15/2026, 1 mo. USD LIBOR + 2.250%	183,535
	124,688	E.W. Scripps Co. 3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	124,396
	311,432	Gray Television, Inc. 2.50%, 01/02/2026, 1 mo. USD LIBOR + 2.500%	309,140
	233,573	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	233,281
	222,339	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	221,968
	172,176	NASCAR Holdings, Inc. 2.86%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	170,909
	142,353	Nexstar Broadcasting, Inc. 2.62%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	141,624
		Nielsen Finance LLC
EUR	160,586	3.75%, 06/04/2025, 1 mo. EURIBOR + 3.750%	193,451
	$78,254	4.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	78,345
	118,503	Terrier Media Buyer, Inc. 3.61%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	117,503
		UPC Broadband Holding B.V.
EUR	200,000	0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(9)	239,822
	210,000	3.50%, 01/31/2029, 6 mo. EURIBOR + 3.500%	251,814
	$357,692	3.61%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	354,452
	360,000	UPC Financing Partnership 0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(9)	356,738
	437,803	Vertical U.S. Newco, Inc. 4.48%, 07/30/2027, 6 mo. USD LIBOR + 4.250%	438,350
EUR	170,000	Virgin Media Bristol LLC 0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(9)	204,256

			4,719,336

		Metal Fabricate/Hardware - 0.1%
	$243,163	Cardtronics USA, Inc. 5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	242,920
	153,575	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	152,730

			395,650

		Miscellaneous Manufacturing - 0.2%
	322,494	Core & Main L.P. 3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	321,178
	96,463	H.B. Fuller Co. 2.12%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	96,210
	277,200	Ingersoll-Rand Services Co. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	273,388
	241,250	USI, Inc. 3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	238,536

			929,312

		Oil & Gas - 0.0%
	102,375	NorthRiver Midstream Finance L.P. 3.45%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	100,668

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 7.7%(8) - (continued)
		Oil & Gas Services - 0.1%
	$98,248	Lower Cadence Holdings LLC 4.11%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	$96,652
	373,350	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	371,950

			468,602

		Packaging & Containers - 0.2%
	198,977	Berlin Packaging LLC 3.21%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	196,024
	196,508	Berry Global, Inc. 1.86%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	194,727
	238,657	Flex Acquisition Co., Inc. 4.00%, 02/23/2028, 3 mo. USD LIBOR + 3.500%	235,939
	155,000	Proampac PG Borrower LLC 5.00%, 11/03/2025, 3 mo. USD LIBOR + 4.000%	155,228
	260,704	Reynolds Group Holdings, Inc. 2.86%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	260,016
		TricorBraun Holdings, Inc.
	34,889	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%(10)	34,535
	155,111	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	153,538

			1,230,007

		Pharmaceuticals - 0.2%
		Bausch Health Cos., Inc.
	150,000	2.86%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	149,532
	167,034	3.11%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	166,710
	427,196	Elanco Animal Health, Inc. 1.87%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	421,018
	215,000	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	214,194
	266,679	IQVIA, Inc. 1.86%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	265,745

			1,217,199

		Real Estate - 0.2%
EUR	290,000	Boels Topholding B.V. 4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	349,245
	$419,545	VICI Properties LLC 1.86%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	414,956

			764,201

		Retail - 0.4%
	456,846	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	449,349
		Beacon Roofing Supply, Inc.
	100,000	0.00%, 04/23/2028, 1 mo. USD LIBOR + 2.500%(9)	99,625
	108,773	2.36%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	108,275
EUR	100,000	Blitz GmbH 0.00%, 02/12/2028, 1 mo. USD LIBOR + 3.500%(9)	119,940
	$374,917	Harbor Freight Tools USA, Inc. 3.75%, 10/19/2027, 1 mo. USD LIBOR + 3.000%	374,486
	332,980	KFC Holding Co. 1.87%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	332,814

The accompanying notes are an integral part of these financial statements.

58

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 7.7%(8) - (continued)
	Retail - 0.4% - (continued)
	LBM Acquisition LLC
$28,718	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(9)(10)	$28,638
129,231	4.50%, 12/17/2027, 3 mo. USD LIBOR + 3.750%	128,872
130,000	PetSmart, Inc. 4.50%, 02/12/2028, 3 mo. USD LIBOR + 3.750%	130,260
126,128	Staples, Inc. 5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	123,196

		1,895,455

	Semiconductors - 0.0%
56,188	Entegris, Inc. 2.11%, 11/06/2025, 1 mo. USD LIBOR + 2.000%	56,100
100,720	ON Semiconductor Corp. 2.11%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	100,468

		156,568

	Software - 0.8%
446,423	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 3 mo. USD LIBOR + 2.500%	445,714
457,372	EVO Payments International LLC 3.37%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	455,542
151,148	Finastra USA, Inc. 4.50%, 06/13/2024, 6 mo. USD LIBOR + 3.500%	148,409
195,000	Fleetcor Technologies Operating Co. LLC 0.00%, 04/28/2028, 1 mo. USD LIBOR + 1.750%(9)	194,025
	Go Daddy Operating Co. LLC
215,189	1.86%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	213,360
238,200	2.11%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	236,499
298,469	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	298,562
17,461	MA Finance Co. LLC 2.86%, 06/21/2024, 1 mo. USD LIBOR + 2.750%	17,227
	Peraton Holding Corp.
117,969	4.50%, 02/01/2028(9)	117,821
67,031	4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	66,948
117,921	Seattle Spinco, Inc. 2.86%, 06/21/2024, 1 mo. USD LIBOR + 2.750%	116,336
32,979	SS&C European Holdings S.a.r.l. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	32,571
348,063	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	343,920
	Ultimate Software Group, Inc.
395,485	3.86%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	395,445
268,652	4.00%, 05/04/2026, 3 mo. USD LIBOR + 3.250%	268,735
49,412	Verint Systems, Inc. 2.12%, 06/28/2024, 1 mo. USD LIBOR + 2.000%	49,165
405,000	WEX, Inc. 0.00%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(9)	403,165
296,506	Zelis Healthcare Corp. 3.62%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	294,653

		4,098,097

	Telecommunications - 0.2%
489,267	Altice France S.A. 3.87%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	484,863

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 7.7%(8) - (continued)
	Telecommunications - 0.2% - (continued)
$100,000	Frontier Communications Corp. 1.00%, 10/08/2021, 1 mo. USD LIBOR + 3.750%	$99,583
252,996	Level 3 Financing, Inc. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	249,834
225,000	Telenet Financing USD LLC 2.12%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	221,906

		1,056,186

	Transportation - 0.2%
100,000	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 3 mo. USD LIBOR + 3.750%	99,719
495,000	Genesee & Wyoming, Inc. 2.20%, 12/30/2026, 3 mo. USD LIBOR + 2.000%	492,921
140,000	United Airlines, Inc. 0.00%, 04/21/2028, 1 mo. USD LIBOR + 3.750%(9)	141,550

		734,190

	Total Senior Floating Rate Interests (cost $38,229,261)	$38,512,951

U.S. GOVERNMENT AGENCIES - 1.4%
	Mortgage-Backed Agencies - 1.4%
	FHLMC - 1.3%
$6,413,245	0.94%, 11/25/2030(4)(5)	$438,694
964,526	0.97%, 11/25/2030(4)(5)	69,222
1,756,904	1.12%, 10/25/2030(4)(5)	144,413
5,229,936	1.21%, 06/25/2030(4)(5)	465,875
59,589	2.01%, 01/25/2051, 3 mo. USD SOFR + 2.000%(1)(2)	60,055
1,127,401	2.16%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	1,140,933
1,011,736	2.16%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	1,024,957
1,111,217	2.46%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	1,123,819
1,148,269	2.76%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,172,053
709,355	4.36%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	722,623

		6,362,644

	FNMA - 0.1%
554,485	2.51%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	557,906

	Total U.S. Government Agencies (cost $6,813,202)	$6,920,550

U.S. GOVERNMENT SECURITIES - 70.4%
	U.S. Treasury Securities - 70.4%
	U.S. Treasury Bonds - 2.2%
$2,669,612	0.25%, 02/15/2050(6)	$2,841,156
933,083	1.00%, 02/15/2048(6)	1,179,596
3,170,000	1.88%, 02/15/2041	3,013,481
3,330,000	2.88%, 08/15/2045	3,709,438

		10,743,671

	U.S. Treasury Notes - 68.2%
6,705,000	0.13%, 01/31/2023(11)(12)	6,702,381
60,404,124	0.13%, 07/15/2026(6)(11)	66,684,422
18,153,828	0.13%, 07/15/2030(6)	19,952,192
4,553,789	0.13%, 01/15/2031(6)	4,968,433
30,208,955	0.25%, 07/15/2029(6)	33,630,670
17,325,387	0.38%, 01/15/2027(6)	19,318,484
5,309,078	0.50%, 01/15/2028(6)	5,978,451
29,643,040	0.63%, 04/15/2023(6)	31,524,678

The accompanying notes are an integral part of these financial statements.

59

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT SECURITIES - 70.4% - (continued)
	U.S. Treasury Securities - 70.4% - (continued)
	U.S. Treasury Notes - 68.2% - (continued)
$84,139,841	0.63%, 01/15/2026(6)	$94,372,473
48,213,465	0.88%, 01/15/2029(6)	55,941,430
500,000	1.13%, 02/28/2022(13)	504,414

		339,578,028

	Total U.S. Government Securities (cost $330,438,293)	$350,321,699

	Total Long-Term Investments (cost $458,852,157)	$478,649,267

SHORT-TERM INVESTMENTS - 4.3%
	Repurchase Agreements - 0.7%
3,535,400	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $3,535,401; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $3,606,111	$3,535,400

	U.S. Treasury Securities - 3.6%
	U.S. Treasury Bills - 3.6%
4,970,000	0.00%, 06/10/2021(13)(14)	4,969,994
990,000	0.01%, 06/10/2021(14)	989,993
4,660,000	0.01%, 06/10/2021(14)	4,659,946
550,000	0.01%, 06/10/2021(14)	549,993
1,200,000	0.02%, 06/10/2021(14)	1,199,980
480,000	0.02%, 06/10/2021(14)	479,990
5,320,000	0.04%, 06/10/2021(14)	5,319,770

		18,169,666

	Total Short-Term Investments (cost $21,705,066)	$21,705,066

Total Investments (cost $480,557,223)	100.5%	$500,354,333
Other Assets and Liabilities	(0.5)%	(2,604,617)

Total Net Assets	100.0%	$497,749,716

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $23,004,107, representing 4.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.

(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $6,532,174, representing 1.3% of net assets.

(8)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(10)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2021, the aggregate value of the unfunded commitment was $63,173, which rounds to 0.1% of total net assets.

(11)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2021, the market value of securities pledged was $302,547.

(12)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2021, the market value of securities pledged was $4,198,359.

(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2021, the market value of securities pledged was $1,004,404.

(14)	The rate shown represents current yield to maturity.

The accompanying notes are an integral part of these financial statements.

60

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-OAT Future	45	06/08/2021	$8,682,707	$(74,970)
U.S. Treasury 10-Year Note Future	414	06/21/2021	54,660,938	(805,064)

Total				$(880,034)

Short position contracts:
Australian 10-Year Bond Future	29	06/15/2021	$3,113,999	$(17,899)
Euro-BTP Future	53	06/08/2021	9,372,462	119,141
Euro-BUND Future	120	06/08/2021	24,525,893	128,575
Long Gilt Future	44	06/28/2021	7,758,018	36,164
U.S. Treasury 2-Year Note Future	39	06/30/2021	8,609,555	(376)
U.S. Treasury 5-Year Note Future	399	06/30/2021	49,451,063	(26,816)
U.S. Treasury 10-Year Ultra Future	176	06/21/2021	25,616,250	346,011
U.S. Treasury Ultra Bond Future	2	06/21/2021	371,812	(379)

Total				$584,421

Total futures contracts				$(295,613)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Colombia Republic (BBB-)	USD	2,815,000	1.00%	06/20/2026	Quarterly	$(36,906)	$(26,590)	$10,316
Indonesia Republic (BBB)	USD	2,410,000	1.00%	06/20/2026	Quarterly	13,506	36,032	22,526
Panama Republic (BBB)	USD	1,090,000	1.00%	06/20/2026	Quarterly	9,166	18,744	9,578
Peruvian Government International Bond (BBB+)	USD	1,205,000	1.00%	06/20/2026	Quarterly	8,414	9,398	984
Republic of Brazil	USD	2,580,000	1.00%	06/20/2026	Quarterly	(147,341)	(110,080)	37,261
Russian Federation	USD	2,450,000	1.00%	06/20/2026	Quarterly	(19,335)	2,873	22,208
United Mexican States (BBB)	USD	2,890,000	1.00%	06/20/2026	Quarterly	(12,916)	18,930	31,846

Total centrally cleared credit default swap contracts						$(185,412)	$(50,693)	$134,719

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2021
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BCLY	2.00% Fixed	CPURNSA	USD	7,810,000	01/15/2022	At Maturity	$—	$—	$(2,486)	$(2,486)
BCLY	2.29% Fixed	CPURNSA	USD	25,572,000	01/15/2022	At Maturity	—	—	(154,822)	(154,822)
BOA	1.24% Fixed	CPURNSA	USD	6,050,000	01/15/2029	At Maturity	—	—	701,944	701,944
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/2024	At Maturity	—	—	100,273	100,273

Total OTC interest rate swap contracts							$—	$—	$644,909	$644,909

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	0.94% Fixed	USD	13,439,000	08/22/2024	Annual	$—	$—	$(329,051)	$(329,051)
12 Mo. Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/2026	Annual	—	—	(154,677)	(154,677)
12 Mo. Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/2026	Annual	54,537	—	(46,698)	(101,235)
MXN-TIIE-Banxico-Bloomberg	7.13% Fixed	MXN	61,332,600	06/04/2031	Lunar	31,216	—	34,906	3,690

Total centrally cleared interest rate swap contracts						$85,753	$—	$(495,520)	$(581,273)

The accompanying notes are an integral part of these financial statements.

61

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Bond Forward Contracts Outstanding at April 30, 2021
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.13%, 07/15/2026(6)	USD	9,356,654	05/28/2021	$12,857
BOA	U.S. Treasury Bonds, 0.13%, 07/15/2030(6)	USD	11,343,438	05/28/2021	(26,948)
BOA	U.S. Treasury Bonds, 0.13%, 01/15/2031(6)	USD	3,837,665	05/28/2021	(3)
BOA	U.S. Treasury Bonds, 0.50%, 01/15/2028(6)	USD	804,645	05/28/2021	(4)
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2026(6)	USD	12,717,797	05/28/2021	44,337
BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028(6)	USD	2,973,013	05/28/2021	4,403

Total bond forward contracts					$34,642

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,143,000	BRL	198,379	USD	CBK	06/16/2021	$11,145	$—
4,954,100,000	COP	1,352,951	USD	CBK	05/28/2021	—	(35,063)
593,355,000	COP	166,556	USD	JPM	06/16/2021	—	(8,838)
754,800,000	JPY	6,988,996	USD	BOA	05/28/2021	—	(81,140)
426,976,000	KRW	377,281	USD	BCLY	06/16/2021	6,579	—
90,033,000	MXN	4,488,857	USD	CBK	05/28/2021	—	(58,436)
175,410,000	RUB	2,335,048	USD	BOA	05/28/2021	—	(11,430)
258,249,000	RUB	3,450,691	USD	GSC	06/16/2021	—	(38,723)
5,510,643	USD	6,834,000	CAD	SSG	05/28/2021	—	(49,590)
19,468,623	USD	16,089,000	EUR	BNP	05/28/2021	114,681	—
3,698,013	USD	53,695,144,000	IDR	MSC	05/28/2021	—	(9,275)
6,268,800	USD	677,020,000	JPY	BOA	05/28/2021	72,779	—
5,795,280	USD	6,583,264,000	KRW	BNP	06/16/2021	—	(123,201)
1,615,338	USD	2,224,000	NZD	MSC	05/28/2021	24,012	—
4,264,215	USD	320,330,000	RUB	BOA	05/28/2021	20,873	—
4,450,088	USD	332,653,000	RUB	GSC	06/16/2021	55,100	—
1,258,462	USD	19,012,000	ZAR	CBK	06/17/2021	—	(43,646)

Total Foreign Currency Contracts						$305,169	$(459,342)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

62

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$18,077,358	$—	$18,077,358	$—
Corporate Bonds	9,654,887	—	9,654,887	—
Foreign Government Obligations	55,161,822	—	55,161,822	—
Senior Floating Rate Interests	38,512,951	—	38,512,951	—
U.S. Government Agencies	6,920,550	—	6,920,550	—
U.S. Government Securities	350,321,699	—	350,321,699	—
Short-Term Investments	21,705,066	—	21,705,066	—
Bond Forward Contracts(2)	61,597	—	61,597	—
Foreign Currency Contracts(2)	305,169	—	305,169	—
Futures Contracts(2)	629,891	629,891	—	—
Swaps - Credit Default(2)	134,719	—	134,719	—
Swaps - Interest Rate(2)	805,907	—	805,907	—

Total	$502,291,616	$629,891	$501,661,725	$—

Liabilities
Bond Forward Contracts(2)	$(26,955)	$—	$(26,955)	$—
Foreign Currency Contracts(2)	(459,342)	—	(459,342)	—
Futures Contracts(2)	(925,504)	(925,504)	—	—
Swaps - Interest Rate(2)	(742,271)	—	(742,271)	—

Total	$(2,154,072)	$(925,504)	$(1,228,568)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

63

The Hartford Municipal Opportunities Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3%
	Alabama - 2.1%
	Alabama Federal Aid Highway Finance Auth
$1,615,000	5.00%, 09/01/2026	$1,719,532
1,250,000	5.00%, 09/01/2034	1,550,613
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,740,613
3,000,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2042	3,690,334
2,660,000	Jefferson County, AL, GO 5.00%, 04/01/2024	3,017,469
	Lower Alabama Gas Dist, Rev
9,855,000	4.00%, 12/01/2050(1)	11,276,632
4,000,000	5.00%, 09/01/2031	5,239,562
	State of Alabama, Docks Department, (AGM Insured)
230,000	5.00%, 10/01/2024	261,501
1,000,000	5.00%, 10/01/2032	1,195,149
	State of Alabama, Troy University, Rev, (BAM Insured)
1,000,000	5.00%, 11/01/2025	1,192,894
1,250,000	5.00%, 11/01/2026	1,534,909
1,620,000	5.00%, 11/01/2027	2,040,118

		34,459,326

	Alaska - 0.2%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,215,089
1,000,000	5.00%, 09/01/2026	1,103,645

		3,318,734

	Arizona - 0.2%
2,000,000	City of Phoenix, AZ, Civic Improvement Corp. 4.00%, 07/01/2038	2,315,587
66,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(2)	66,074
1,310,000	Tempe, AZ, Industrial Dev Auth Rev 4.00%, 10/01/2023(2)	1,310,502

		3,692,163

	California - 6.9%
	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured)
475,000	4.00%, 08/01/2034	552,366
1,000,000	4.00%, 08/01/2036	1,158,195
11,700,000	Bay Area, CA, Toll Auth 2.25%, 04/01/2045(1)	11,799,768
	California County, CA, Tobacco Securitization Agency
1,050,000	5.00%, 06/01/2022	1,088,459
150,000	5.00%, 06/01/2030	198,869
300,000	5.00%, 06/01/2032	393,123
500,000	5.00%, 06/01/2033	651,724
	California Enterprise Dev Auth
1,250,000	5.00%, 08/01/2035	1,567,347
1,075,000	5.00%, 08/01/2055	1,296,486
	California State Communities Dev Auth Rev
365,000	5.00%, 10/01/2022	380,231
1,000,000	5.63%, 10/01/2032	1,076,402
1,000,000	California State Health Facs Finance Auth Rev 5.00%, 02/01/2029	1,215,228
2,000,000	California State Public Works Board 5.25%, 10/01/2023	2,041,451
	California State, GO Taxable
18,840,000	0.03%, 05/01/2033(1)	18,840,000
3,000,000	5.00%, 08/01/2029	3,681,174
1,000,000	Cathedral City, CA, Redevelopment Agency, (BAM Insured) 4.00%, 08/01/2034	1,197,181
	City of Los Angeles, CA, Department of Airports
4,000,000	4.00%, 05/15/2035	4,883,932

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	California - 6.9% - (continued)
	City of Los Angeles, CA, Department of Airports
$1,000,000	5.00%, 05/15/2029	$1,241,884
	Elk Grove, CA, Finance Auth Special Tax, (BAM Insured)
315,000	5.00%, 09/01/2031	371,593
910,000	5.00%, 09/01/2032	1,072,639
2,600,000	Fresno, CA, Unified School Dist, GO 0.00%, 08/01/2031(3)	2,009,189
	Hemet, CA, Unified School Dist Financing Auth Special Tax
1,440,000	5.00%, 09/01/2030	1,630,607
1,535,000	5.00%, 09/01/2031	1,734,420
	Inglewood, CA, Redevelopment Agency, (BAM Insured)
1,000,000	5.00%, 05/01/2028	1,238,337
1,000,000	5.00%, 05/01/2029	1,235,968
5,225,000	Long Beach, CA, Finance Auth Natural Gas 1.58%, 11/15/2027, 3 mo. USD LIBOR + 0.000%(4)	5,442,652
	Oakland, CA, Airport Rev
500,000	5.00%, 05/01/2023	523,816
2,000,000	5.00%, 05/01/2026	2,000,000
	Orange County, CA, Community Facs Dist Special Tax
980,000	5.00%, 08/15/2034	1,114,789
1,000,000	5.00%, 08/15/2036	1,159,919
2,500,000	5.00%, 08/15/2041	2,873,616
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Successor Agency (AGM Insured) 5.00%, 09/01/2029	1,135,414
2,000,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2048	2,284,906
60,000	San Diego, CA, Redevelopment Agency Successor Agency 5.25%, 09/01/2026	60,228
	San Diego, CA, United School Dist, GO
805,000	4.00%, 07/01/2034	910,694
865,000	4.00%, 07/01/2035	976,346
	San Francisco, CA, City & County Airport Comm-San Francisco International Airport
1,400,000	5.00%, 05/01/2042	1,675,458
8,650,000	5.00%, 05/01/2043	10,431,177
	Santa Margarita, CA, Water Dist Special Tax
475,000	4.25%, 09/01/2021	480,351
485,000	5.00%, 09/01/2022	512,773
475,000	5.00%, 09/01/2023	522,207
480,000	5.00%, 09/01/2024	526,934
480,000	5.00%, 09/01/2025	525,659
2,065,000	5.00%, 09/01/2028	2,330,349
10,000,000	Southern California Public Power Auth 0.03%, 07/01/2036(1)	10,000,000
2,315,000	State of California, GO 4.00%, 11/01/2041	2,624,699
1,500,000	Stockton, CA, Redevelopment Agency, (AGM Insured) 5.00%, 09/01/2029	1,807,790
8,930,000	Tobacco Securitization Auth of Northern California 0.00%, 06/01/2060(3)	2,146,861

		114,623,211

	Colorado - 2.2%
	Arapahoe County, CO, School Dist No. 6 Littleton, GO, (State Aid Withholding Insured)
1,230,000	5.50%, 12/01/2032	1,639,804
1,655,000	5.50%, 12/01/2034	2,194,825
	City & County of Denver, CO, Airport System Rev
7,985,000	5.00%, 12/01/2029	10,123,337
1,000,000	5.00%, 12/01/2034	1,365,753
1,575,000	5.00%, 12/01/2036	2,198,727

The accompanying notes are an integral part of these financial statements.

64

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Colorado - 2.2% - (continued)
	Colorado Health Facs Auth Rev
$1,320,000	4.00%, 12/01/2040	$1,485,263
6,665,000	5.00%, 08/01/2044	8,208,183
1,470,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2031	1,721,453
1,930,000	E-470 Public Highway, CO, Auth Rev 1.12%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(4)	1,930,627
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,357,240
1,195,000	5.00%, 12/01/2033	1,490,397
1,035,000	Regional, CO, Transportation Dist 5.00%, 07/15/2031	1,355,725
	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured)
230,000	5.00%, 12/15/2023	256,305
125,000	5.00%, 12/15/2025	147,763
50,000	5.00%, 12/15/2026	59,065
225,000	5.00%, 12/15/2030	262,568
160,000	5.00%, 12/15/2032	186,052

		36,983,087

	Connecticut - 2.5%
6,500,000	City of Bridgeport, CT, GO, (AGM Insured) 5.00%, 08/15/2025	7,676,305
	Connecticut Housing Finance Auth Rev
5,000,000	3.00%, 11/15/2050	5,424,789
170,000	4.00%, 11/15/2044	176,871
690,000	4.00%, 11/15/2045	732,321
1,250,000	4.00%, 05/15/2047	1,374,232
	Connecticut State Health & Educational Facs Auth
440,000	5.00%, 07/01/2027	525,719
430,000	5.00%, 07/01/2028	521,844
1,125,000	5.00%, 07/01/2029	1,414,537
720,000	5.00%, 07/01/2030	877,012
545,000	5.00%, 07/01/2031	670,654
950,000	Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	1,117,603
1,500,000	New Britain, CT, GO, (AGM Insured) 5.00%, 03/01/2031	1,794,995
2,600,000	New Haven, CT, GO, (AGM Insured) 5.00%, 08/01/2024	2,981,251
	State of Connecticut, GO
3,090,000	3.00%, 01/15/2023	3,238,676
470,000	5.00%, 04/15/2022	491,660
250,000	5.00%, 03/15/2024	283,958
1,450,000	5.00%, 03/15/2025	1,708,182
750,000	5.00%, 05/15/2025	888,602
2,425,000	5.00%, 06/15/2026	2,971,406
2,500,000	5.00%, 04/15/2029	3,089,768
	State of Connecticut, Special Tax Rev
1,000,000	5.00%, 05/01/2032	1,312,552
750,000	5.00%, 05/01/2033	980,714
	Waterbury, CT, GO
405,000	5.00%, 11/15/2031	500,456
1,000,000	5.00%, 11/15/2032	1,232,216

		41,986,323

	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	785,814
270,000	5.00%, 07/01/2037	286,652
755,000	Metropolitan Washington, DC, Airports Auth System Rev 5.00%, 10/01/2028	967,207

		2,039,673

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Florida - 5.5%
	Broward County, FL, Airport System Rev
$2,175,000	4.00%, 10/01/2044	$2,479,222
285,000	5.00%, 10/01/2021	290,557
1,250,000	5.00%, 10/01/2024	1,434,376
2,830,000	Broward County, FL, Port Facs Rev 5.00%, 09/01/2028	3,539,906
	Capital Projects, FL, Finance Auth
1,315,000	5.00%, 10/01/2027	1,571,230
1,000,000	5.00%, 10/01/2028	1,212,498
1,944,169	Capital Trust Agency, FL, MF Rev, (FNMA Collateral Insured) 2.77%, 09/01/2027	1,985,116
1,430,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	1,597,533
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(3)	647,907
1,000,000	0.00%, 09/01/2038(3)	590,693
2,065,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	2,347,320
	Florida Dev Finance Corp.
350,000	5.00%, 04/01/2023	380,085
500,000	5.00%, 04/01/2024	559,458
200,000	5.00%, 04/01/2025	230,827
3,380,000	Gainesville, FL, Utilities System Rev 5.00%, 10/01/2047	4,243,892
	Greater Orlando, FL, Aviation Auth
2,040,000	5.00%, 10/01/2024	2,080,036
5,000,000	5.00%, 10/01/2033	6,366,844
5,000,000	5.00%, 10/01/2034	6,349,983
500,000	Magnolia Creek, FL, Community Dev Dist Capital Improvement 5.90%, 05/01/2039*	90,000
1,000,000	Manatee County, FL, School Dist, (AGM Insured) 5.00%, 10/01/2030	1,230,430
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,124,777
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,065,930
2,500,000	5.00%, 10/01/2026	2,666,468
530,000	5.00%, 10/01/2027	607,208
	Orange County, FL, Convention Center/Orlando
1,000,000	5.00%, 10/01/2024	1,153,367
1,520,000	5.00%, 10/01/2025	1,812,160
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,334,464
1,280,000	5.00%, 08/01/2025	1,432,311
1,350,000	5.00%, 08/01/2026	1,507,250
8,075,000	Orlando, FL, Utilities Commission 1.25%, 10/01/2046(1)	8,177,174
	Osceola County, FL, Transportation Rev
1,330,000	0.00%, 10/01/2031(3)	1,039,892
1,000,000	0.00%, 10/01/2032(3)	750,758
	Palm Beach County, FL, Health Facs Auth
6,265,000	2.63%, 06/01/2025	6,348,596
825,000	6.75%, 06/01/2024	885,475
1,000,000	6.80%, 06/01/2025	1,073,383
	Polk County, FL, Industrial Dev Auth
1,750,000	5.00%, 01/01/2039	1,918,068
4,850,000	5.00%, 01/01/2055	5,259,055
	Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,493,157
3,000,000	4.00%, 07/01/2029	3,477,538
1,150,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	1,389,556
3,330,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	3,235,265

The accompanying notes are an integral part of these financial statements.

65

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Florida - 5.5% - (continued)
	Volusia County, FL, Educational Facs Auth
$60,000	4.00%, 10/15/2035	$70,325
55,000	4.00%, 10/15/2036	64,266
750,000	4.00%, 10/15/2037	873,822
750,000	4.00%, 10/15/2038	871,575

		90,859,753

	Georgia - 3.1%
10,000,000	Bartow County, Dev Auth 1.55%, 08/01/2043(1)	10,161,011
	Burke County, GA, Dev Auth Rev
4,995,000	1.50%, 01/01/2040(1)	5,123,486
3,000,000	1.55%, 12/01/2049(1)	3,048,303
1,740,000	2.05%, 10/01/2032(1)	1,756,467
2,665,000	2.25%, 10/01/2032(1)	2,765,686
4,450,000	3.00%, 11/01/2045(1)	4,638,698
	Main Street Natural Gas, Inc., GA
2,150,000	4.00%, 08/01/2049(1)	2,403,176
4,165,000	5.00%, 05/15/2032	5,176,110
	Municipal Electric Auth, GA
1,170,000	5.00%, 01/01/2022	1,206,293
1,000,000	5.00%, 11/01/2022	1,070,055
1,075,000	5.00%, 01/01/2024	1,157,001
6,420,000	5.00%, 01/01/2028	7,730,113
740,000	5.00%, 01/01/2031	969,440
1,100,000	5.00%, 01/01/2032	1,434,746
515,000	5.00%, 01/01/2033	669,075
1,700,000	5.00%, 01/01/2056	2,025,078

		51,334,738

	Hawaii - 0.1%
2,000,000	State of Hawaii Airports System Rev 5.00%, 08/01/2022	2,102,274

	Illinois - 16.4%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
530,000	0.00%, 01/01/2025(3)	514,737
765,000	0.00%, 01/01/2027(3)	717,507
	Chicago, IL, Board of Education Rev
1,000,000	5.00%, 04/01/2046	1,159,947
715,000	6.00%, 04/01/2046	858,173
	Chicago, IL, Board of Education, GO
2,500,000	0.00%, 12/01/2025(3)	2,324,615
1,030,000	5.00%, 12/01/2022	1,097,697
600,000	5.00%, 12/01/2023	661,148
1,000,000	5.00%, 12/01/2024	1,146,959
4,500,000	5.00%, 12/01/2032	5,603,967
2,470,000	5.00%, 12/01/2033	3,064,252
6,460,000	5.00%, 12/01/2034	7,800,219
1,510,000	5.00%, 12/01/2042	1,574,704
3,760,000	5.00%, 12/01/2046	4,394,120
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
3,500,000	5.00%, 12/01/2027	4,350,582
2,530,000	5.00%, 12/01/2031	2,601,254
1,700,000	5.25%, 12/01/2032	2,378,600
	Chicago, IL, O’Hare International Airport
3,705,000	5.00%, 01/01/2031	4,812,223
6,295,000	5.00%, 01/01/2032	8,143,493
	Chicago, IL, Transit Auth
1,000,000	4.00%, 12/01/2050	1,136,066
1,250,000	4.00%, 12/01/2055	1,414,834
415,000	5.00%, 06/01/2025	487,469
8,250,000	5.00%, 12/01/2046	9,895,341
1,000,000	5.00%, 12/01/2055	1,224,992
800,000	5.25%, 12/01/2027	823,724
5,000,000	5.25%, 12/01/2028	5,148,274

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Illinois - 16.4% - (continued)
	City of Chicago, IL, GO, (NATL Insured)
$325,000	0.00%, 01/01/2026(3)	$300,696
215,000	5.00%, 01/01/2022	220,785
65,000	5.00%, 01/01/2023	69,414
2,000,000	5.00%, 01/01/2024	2,213,189
1,000,000	City of Chicago, IL, Wastewater Transmission Rev 5.00%, 01/01/2028	1,155,020
2,500,000	5.00%, 01/01/2029	2,887,550
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	144,673
1,000,000	5.00%, 11/01/2027	1,231,201
1,020,000	5.00%, 11/01/2028	1,165,043
1,205,000	5.00%, 11/01/2029	1,281,206
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	4,010,083
	Cook County, IL, Community High School Dist No. 212 Leyden, (BAM Insured)
1,775,000	5.00%, 12/01/2026	2,064,521
310,000	5.00%, 12/01/2027	359,964
1,000,000	5.00%, 12/01/2034	1,156,155
	Cook County, IL, GO
1,000,000	5.00%, 11/15/2026	1,226,755
4,300,000	5.00%, 11/15/2027	5,299,672
2,940,000	5.00%, 11/15/2031	3,886,596
	County of Cook, IL, Sales Tax Rev
1,000,000	5.00%, 11/15/2030	1,327,997
1,690,000	5.00%, 11/15/2031	2,266,255
	Illinois State Finance Auth Rev
240,000	5.00%, 09/01/2022	254,012
1,000,000	5.00%, 10/01/2023	1,107,320
1,000,000	5.00%, 11/15/2023	1,114,876
5,000,000	5.00%, 02/15/2027	6,237,744
700,000	5.00%, 10/01/2028	845,122
1,000,000	5.00%, 11/15/2028	1,173,756
2,650,000	5.00%, 11/15/2031	3,054,566
1,420,000	5.00%, 08/15/2033	1,865,164
2,500,000	5.00%, 11/15/2033	2,868,882
2,135,000	5.00%, 11/15/2034	2,460,948
1,045,000	5.00%, 08/15/2035	1,364,089
3,035,000	5.00%, 05/15/2050(1)	3,440,023
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,076,228
2,500,000	5.00%, 01/01/2031	3,143,197
10,000,000	5.00%, 01/01/2044	12,385,885
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,698,340
1,700,000	5.00%, 01/01/2034	1,898,830
1,700,000	5.00%, 01/01/2035	1,896,914
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,875,000	5.00%, 01/01/2027	2,185,652
2,000,000	5.00%, 01/01/2029	2,505,335
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
1,150,000	5.00%, 02/01/2025	1,320,764
4,000,000	5.00%, 02/01/2026	4,734,053
1,665,000	5.00%, 02/01/2034	1,975,646
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
4,000,000	0.00%, 12/15/2024(3)	3,830,040
2,000,000	0.00%, 06/15/2027(3)	1,834,979
3,895,000	0.00%, 12/15/2042(5)	3,255,709
1,000,000	5.00%, 12/15/2035	1,142,959

The accompanying notes are an integral part of these financial statements.

66

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Illinois - 16.4% - (continued)
	Railsplitter, IL, Tobacco Settlement Auth
$1,000,000	5.00%, 06/01/2026	$1,201,125
1,940,000	5.00%, 06/01/2027	2,315,809
1,000,000	5.50%, 06/01/2023	1,004,056
	Regional Transportation, IL, Auth Rev, (NATL Insured)
600,000	5.00%, 06/01/2035	719,027
8,775,000	6.00%, 07/01/2024	9,762,891
3,525,000	6.00%, 07/01/2031	4,748,040
	Sales Tax Securitization Corp., IL Rev
2,560,000	5.00%, 01/01/2029	3,240,532
5,545,000	5.00%, 01/01/2030	7,101,829
	State of Illinois, GO
7,100,000	5.00%, 11/01/2021	7,258,832
3,500,000	5.00%, 11/01/2024	3,983,098
1,500,000	5.00%, 08/01/2025	1,582,280
3,500,000	5.00%, 11/01/2025	4,079,881
1,985,000	5.00%, 02/01/2026	2,204,923
2,000,000	5.00%, 10/01/2026	2,403,766
6,540,000	5.00%, 11/01/2026	7,799,401
1,200,000	5.00%, 02/01/2027	1,449,838
2,715,000	5.00%, 11/01/2028	3,261,622
1,215,000	5.00%, 03/01/2029	1,517,671
4,750,000	5.00%, 03/01/2030	6,022,103
5,480,000	5.00%, 10/01/2031	6,956,397
950,000	5.00%, 05/01/2033	1,046,514
5,240,000	5.00%, 12/01/2034	6,229,334
3,460,000	5.00%, 03/01/2046	4,250,321
835,000	5.38%, 05/01/2023	915,045
	State of Illinois, Sales Tax Rev
1,185,000	5.00%, 06/15/2024	1,289,630
545,000	6.50%, 06/15/2022	560,459

		272,177,129

	Indiana - 1.0%
1,983,323	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	2,098,731
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
2,275,000	3.00%, 07/01/2051	2,492,130
1,860,000	3.25%, 07/01/2049	2,018,548
	Indiana Municipal Power Agency
1,050,000	5.00%, 01/01/2032	1,317,677
870,000	5.00%, 01/01/2033	1,088,012
180,000	5.00%, 01/01/2034	224,361
1,000,000	Indiana State Finance Auth Hospital Rev 5.00%, 12/01/2029	1,150,397
1,625,000	Indiana State Finance Auth Rev 5.00%, 03/01/2023	1,723,039
	Indianapolis, IN, Local Public Improvement Bond Bank
1,000,000	5.00%, 01/01/2029	1,110,496
1,000,000	5.00%, 01/01/2031	1,181,612
775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	867,068
2,000,000	Whiting, IN, Environmental Facs Rev 5.00%, 03/01/2046(1)	2,167,494

		17,439,565

	Iowa - 0.3%
	Iowa Student Loan Liquidity Corp.
180,000	5.00%, 12/01/2022	193,013
650,000	5.00%, 12/01/2024	744,532
990,000	State of Iowa, Finance Auth Rev 2.88%, 05/15/2049	1,000,279

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Iowa - 0.3% - (continued)
$2,645,000	State of Iowa, Tobacco Settlement Auth 4.00%, 06/01/2049	$3,034,459

		4,972,283

	Kansas - 0.2%
	Wyandotte County-Kansas City, KS, System Rev
1,000,000	5.00%, 09/01/2025	1,147,540
1,390,000	5.00%, 09/01/2028	1,643,107

		2,790,647

	Kentucky - 1.2%
4,750,000	County of Trimble, KY 1.30%, 09/01/2044(1)	4,747,635
1,000,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2032	1,251,250
	Kentucky Bond Dev Corp.
1,100,000	5.00%, 09/01/2033	1,372,171
1,200,000	5.00%, 09/01/2034	1,483,847
1,025,000	5.00%, 09/01/2035	1,264,158
2,910,000	Kentucky Economic Dev Finance Auth, (AGM Insured) 5.00%, 12/01/2047	3,104,048
4,000,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(1)	4,460,519
2,600,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	2,733,655

		20,417,283

	Louisiana - 1.5%
1,965,000	East Baton Rouge, LA, Sewerage Commission 1.30%, 02/01/2041(1)	2,007,370
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	1,073,024
1,155,000	6.00%, 11/15/2030	1,283,168
1,750,000	6.00%, 11/15/2035	1,913,399
4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,631,643
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2026	893,540
500,000	5.00%, 01/01/2027	611,727
1,250,000	5.00%, 01/01/2034	1,422,367
710,000	5.00%, 01/01/2035	844,844
3,740,000	Parish of St. John the Baptist, LA 2.38%, 06/01/2037(1)	3,911,310
	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured)
1,815,000	5.00%, 01/01/2026	2,170,639
1,220,000	5.00%, 01/01/2027	1,498,659
2,000,000	Shreveport, LA, Water & Sewer Rev, (AGM Insured) 5.00%, 12/01/2027	2,386,381

		24,648,071

	Maine - 0.2%
	Finance Auth of Maine Rev, (AGM Insured)
225,000	5.00%, 12/01/2021	231,058
1,000,000	5.00%, 12/01/2023	1,111,600
1,970,000	Maine State Housing Auth Rev 4.00%, 11/15/2050	2,214,866

		3,557,524

	Maryland - 0.2%
480,000	Howard County, MD, Special Obligation 4.00%, 02/15/2028(2)	512,553
1,840,000	State of Maryland, GO 5.00%, 03/15/2028	2,295,154

		2,807,707

The accompanying notes are an integral part of these financial statements.

67

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Massachusetts - 1.3%
	Massachusetts Dev Finance Agency, Rev
$1,000,000	4.00%, 10/01/2024(2)	$1,093,405
1,000,000	4.00%, 10/01/2025(2)	1,091,597
635,000	4.00%, 10/01/2026(2)	692,400
165,000	4.00%, 07/15/2036	191,764
1,720,000	5.00%, 07/01/2028	2,055,900
1,850,000	5.00%, 07/01/2029	2,265,503
3,350,000	5.00%, 07/01/2030	4,063,199
955,000	5.00%, 07/01/2031	1,196,396
855,000	5.00%, 07/01/2035	1,025,759
2,180,000	5.00%, 07/01/2043	2,644,552
	Massachusetts Educational Financing Auth
500,000	5.00%, 01/01/2025	576,529
1,030,000	5.00%, 07/01/2026	1,235,274
1,050,000	5.00%, 07/01/2027	1,279,973
	Massachusetts Housing Finance Agency
400,000	2.90%, 06/01/2022	409,701
500,000	3.10%, 06/01/2023	523,900
900,000	3.15%, 06/01/2023	943,945
400,000	3.25%, 06/01/2024	427,077
200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	244,443

		21,961,317

	Michigan - 2.3%
5,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	6,089,209
1,200,000	Lincoln Park, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,569,046
	Michigan Finance Auth Rev
1,000,000	5.00%, 07/01/2027	1,180,434
1,000,000	5.00%, 07/01/2028	1,177,726
1,000,000	5.00%, 07/01/2029	1,137,484
2,700,000	5.00%, 10/01/2030	3,106,454
2,555,000	5.00%, 06/01/2033	2,919,743
1,000,000	5.00%, 06/01/2034	1,142,757
915,000	5.00%, 11/01/2034	1,161,673
1,000,000	5.00%, 11/01/2035	1,266,001
1,000,000	5.00%, 11/01/2036	1,262,546
1,000,000	5.00%, 11/01/2038	1,256,478
1,000,000	Michigan State Building Auth Rev 5.00%, 04/15/2027	1,232,451
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,776,889
345,000	4.00%, 11/15/2032	406,077
2,075,000	5.00%, 11/15/2047	2,623,556
2,885,000	Michigan State Housing Dev Auth 4.25%, 12/01/2049	3,216,859
1,375,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,785,608
370,000	State of Michigan Rev 5.00%, 03/15/2027	463,135
2,465,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,868,570

		37,642,696

	Minnesota - 0.5%
1,180,000	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured) 4.00%, 02/01/2027	1,362,102
1,987,146	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	2,108,331
1,750,000	Minnesota Higher Education Facs Auth 4.00%, 10/01/2046	2,073,579
	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
390,000	1.45%, 07/01/2024	397,903
455,000	1.55%, 07/01/2025	465,731

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Minnesota - 0.5% - (continued)
	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured)
$315,000	4.00%, 02/01/2029	$333,306
365,000	4.00%, 02/01/2030	385,753
750,000	4.00%, 02/01/2031	791,564

		7,918,269

	Mississippi - 0.6%
1,970,000	Mississippi Dev Bank, Special Obligation, (BAM Insured) 5.00%, 10/01/2033	2,495,344
780,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	855,006
	State of Mississippi, Gaming Tax Rev
1,000,000	5.00%, 10/15/2025	1,180,630
2,450,000	5.00%, 10/15/2029	2,831,916
1,000,000	5.00%, 10/15/2036	1,234,047
1,600,000	5.00%, 10/15/2037	1,974,504

		10,571,447

	Missouri - 0.8%
	City of St. Louis, MO, Airport Rev
540,000	5.00%, 07/01/2030	689,391
1,000,000	5.00%, 07/01/2032	1,224,043
1,000,000	5.00%, 07/01/2047	1,209,125
	Kansas City, MO, Industrial Dev Auth
1,065,000	5.00%, 03/01/2030	1,351,024
1,000,000	5.00%, 03/01/2031	1,257,904
490,000	5.00%, 03/01/2032	614,658
5,400,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	5,940,506
1,255,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2026	1,457,344
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027*	260,000

		14,003,995

	Montana - 0.3%
2,300,000	Montana Board of Housing 4.00%, 12/01/2043	2,498,801
2,500,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2028	3,033,915

		5,532,716

	Nebraska - 1.4%
	Central Plains, NE, Energy Project
1,000,000	5.00%, 09/01/2022	1,061,939
210,000	5.00%, 09/01/2025	246,651
3,325,000	5.00%, 09/01/2028	4,169,604
1,530,000	5.00%, 09/01/2033	2,041,034
4,595,000	5.00%, 09/01/2042	6,591,197
4,930,000	Nebraska Investment Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2045	5,405,208
4,300,000	Washington County, NE, Rev 0.90%, 09/01/2030(1)	4,343,746

		23,859,379

	Nevada - 1.4%
	City of North Las Vegas, NV
475,000	4.50%, 06/01/2039	533,902
740,000	4.63%, 06/01/2043	827,347
990,000	4.63%, 06/01/2049	1,098,973
	City of Reno, NV, Sales Tax Rev
250,000	5.00%, 06/01/2024	274,465
250,000	5.00%, 06/01/2026	286,631
695,000	City of Sparks, NV 2.50%, 06/15/2024(2)	702,778
	Clark County, NV, School Dist, GO
1,500,000	5.00%, 06/15/2021	1,508,122
830,000	5.00%, 06/15/2026	991,726

The accompanying notes are an integral part of these financial statements.

68

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Nevada - 1.4% - (continued)
$1,000,000	5.00%, 06/15/2028	$1,247,376
6,460,000	5.00%, 06/15/2029	8,316,415
1,500,000	5.00%, 06/15/2031	1,985,767
	Las Vegas, NV, New Convention Center Auth Rev
1,900,000	5.00%, 07/01/2029	2,224,737
400,000	5.00%, 07/01/2031	440,877
365,000	5.00%, 07/01/2032	401,723
300,000	5.00%, 07/01/2033	329,705
475,000	5.00%, 07/01/2034	521,385
750,000	Las Vegas, NV, New Convention Center Auth Rev 5.00%, 07/01/2043	893,176
	Las Vegas, NV, Special Improvement Dist
300,000	5.00%, 06/01/2027	328,955
330,000	5.00%, 06/01/2028	360,532
570,000	5.00%, 06/01/2029	620,946
10,000	Nevada State, GO 5.00%, 03/01/2026	10,864

		23,906,402

	New Hampshire - 0.2%
920,000	New Hampshire Business Finance Auth 4.00%, 01/01/2041	1,016,975
1,715,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	2,662,641

		3,679,616

	New Jersey - 2.1%
400,000	City of Atlantic City, NJ, GO, (BAM State Ad Withholding Insured) 5.00%, 03/01/2022	414,425
705,000	City of Bayonne, NJ, GO, (AGM School Bond Reserve Fund Insured) 0.00%, 07/01/2023(3)	697,142
	New Jersey Economic Dev Auth
1,000,000	5.00%, 09/01/2021	1,002,899
565,000	5.00%, 03/01/2023	586,958
1,200,000	5.00%, 06/15/2023	1,318,166
830,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	947,973
	New Jersey Higher Education Student Assistance Auth
1,420,000	5.00%, 12/01/2025	1,684,138
1,000,000	5.00%, 12/01/2026	1,212,403
	New Jersey Transportation Trust Fund Auth
5,715,000	0.00%, 06/15/2031	7,459,687
5,000,000	0.00%, 12/15/2032(3)	4,002,167
1,500,000	5.00%, 06/15/2021	1,508,296
1,000,000	5.00%, 12/15/2023	1,120,634
1,610,000	5.00%, 12/15/2024	1,867,897
3,365,000	New Jersey Turnpike Auth Rev 4.00%, 01/01/2042	3,993,436
3,440,000	State of New Jersey, GO 5.00%, 06/01/2026	4,175,658
2,870,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	3,614,833

		35,606,712

	New Mexico - 0.1%
1,045,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,150,729

	New York - 12.4%
6,470,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	6,595,592
	City of New York, NY, GO
785,000	4.00%, 03/01/2038	936,697
4,900,000	5.00%, 08/01/2026	6,009,742
1,000,000	5.00%, 08/01/2032	1,275,255
2,445,000	5.00%, 08/01/2034	3,099,569
2,250,000	5.00%, 03/01/2038	2,868,587

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	New York - 12.4% - (continued)
$1,375,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	$1,391,093
7,500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(1)	7,516,666
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(3)	332,430
16,355,000	5.00%, 03/01/2022	17,007,466
1,000,000	5.00%, 11/15/2030	1,315,970
1,025,000	5.00%, 11/15/2032	1,334,291
4,000,000	5.00%, 11/15/2034(1)	4,517,654
845,000	5.00%, 11/15/2036	1,012,026
8,005,000	5.00%, 11/15/2045(1)	10,317,432
1,000,000	5.00%, 11/15/2045	1,241,601
5,755,000	5.00%, 11/15/2052	6,901,267
	New York City Industrial Dev Agency, (AGM Insured)
2,750,000	3.00%, 01/01/2039	2,955,348
1,180,000	5.00%, 03/01/2030	1,535,028
	New York City Transitional Finance Auth, Future Tax Secured Rev
1,875,000	4.00%, 05/01/2035	2,274,185
2,000,000	4.00%, 11/01/2036	2,368,732
2,525,000	4.00%, 11/01/2037	3,007,305
3,460,000	4.00%, 05/01/2038	4,139,218
1,000,000	4.00%, 05/01/2039	1,190,057
5,250,000	5.00%, 11/01/2031	7,012,160
2,345,000	5.00%, 11/01/2032	3,115,008
1,835,000	5.00%, 02/01/2035	2,424,857
1,500,000	5.00%, 02/01/2036	1,972,976
2,995,000	5.00%, 05/01/2036	3,797,750
1,335,000	New York City, NY, Housing Dev Corp. 4.50%, 02/15/2048	1,389,213
1,000,000	New York City, NY, Transitional Finance Auth Building Aid Rev, (State Aid Withholding Insured) 5.00%, 07/15/2026	1,206,581
3,375,000	New York Liberty Dev Corp. 5.00%, 11/15/2044(2)	3,690,688
305,000	New York Mortgage Agency 3.50%, 10/01/2034	317,692
	New York State Dormitory Auth Rev
11,030,000	0.06%, 07/01/2031(1)	11,030,000
2,500,000	5.00%, 03/15/2030	2,916,796
2,500,000	5.00%, 03/15/2031	3,056,160
2,500,000	5.00%, 03/15/2033	3,050,273
3,800,000	5.00%, 03/15/2035	4,810,816
4,000,000	5.00%, 03/15/2043	4,814,533
2,300,000	New York State Liberty Dev Corp. Rev 5.15%, 11/15/2034(2)	2,568,264
1,000,000	New York State Thruway Auth Rev 4.00%, 01/01/2037	1,106,046
	New York State Urban Dev Corp. Rev
2,235,000	5.00%, 03/15/2022	2,329,342
3,315,000	5.00%, 03/15/2023	3,614,787
1,000,000	5.00%, 03/15/2026	1,088,043
	New York Transportation Dev Corp.
1,350,000	5.00%, 12/01/2023	1,505,078
265,000	5.00%, 12/01/2025	313,116
1,000,000	5.00%, 12/01/2029	1,303,142
1,000,000	5.00%, 12/01/2030	1,319,646
	New York Transportation Dev Corp. Rev
1,150,000	4.00%, 04/30/2053	1,303,676
1,000,000	5.00%, 12/01/2031	1,316,862
	Port Auth of New York & New Jersey Rev
1,190,000	4.00%, 07/15/2040	1,426,225
2,750,000	5.00%, 10/15/2025	3,159,709

The accompanying notes are an integral part of these financial statements.

69

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	New York - 12.4% - (continued)
$1,000,000	5.00%, 10/15/2028	$1,183,994
4,500,000	5.00%, 11/01/2038	5,639,657
2,250,000	5.00%, 11/01/2044	2,781,958
2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,887,300
	State of New York Mortgage Agency
1,000,000	3.15%, 04/01/2024	1,054,674
1,330,000	3.25%, 10/01/2024	1,431,898
4,445,000	3.50%, 10/01/2032	4,850,281
	Syracuse, NY, Industrial Dev Agency
320,000	5.00%, 01/01/2029	325,159
2,635,000	5.00%, 01/01/2031	2,651,134
2,340,000	Town of Oyster Bay, NY, GO, (BAM Insured) 5.00%, 08/15/2024	2,689,285
	Triborough, NY, Bridge & Tunnel Auth
1,325,000	0.00%, 11/15/2031(3)	1,074,207
9,695,000	0.03%, 11/01/2032(1)	9,695,000
2,000,000	TSASC, Inc., NY 5.00%, 06/01/2026	2,427,032

		206,794,229

	North Carolina - 0.8%
1,800,000	North Carolina Housing Finance Agency 4.00%, 07/01/2047	1,950,467
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
1,050,000	5.00%, 01/01/2039	1,175,723
3,670,000	5.00%, 01/01/2044	4,122,091
	North Carolina Medical Care Commission Rev
245,000	4.00%, 01/01/2026	261,281
565,000	5.00%, 01/01/2027	637,807
795,000	5.00%, 01/01/2028	910,413
275,000	5.00%, 01/01/2029	315,376
	North Carolina Raleigh Durham Airport Auth Rev
1,500,000	5.00%, 05/01/2027	1,866,102
1,000,000	5.00%, 05/01/2030	1,223,053

		12,462,313

	North Dakota - 0.5%
	North Dakota Housing Finance Agency
3,500,000	3.00%, 07/01/2051	3,827,335
3,620,000	4.25%, 07/01/2049	4,017,104

		7,844,439

	Ohio - 3.2%
	Allen County, OH, Hospital Facs Rev
2,000,000	5.00%, 05/01/2023	2,096,905
2,750,000	5.00%, 12/01/2029	3,617,608
380,000	5.00%, 12/01/2030	500,823
5,000,000	American Municipal Power, Inc., OH 2.30%, 02/15/2038(1)	5,028,588
	Buckeye, OH, Tobacco Settlement Finance Auth
18,895,000	0.00%, 06/01/2057(3)	2,947,051
18,605,000	5.00%, 06/01/2055	20,899,869
	Cleveland, OH, Airport System Rev, (AGM Insured)
1,165,000	5.00%, 01/01/2022	1,200,271
1,385,000	5.00%, 01/01/2023	1,489,710
430,000	Hamilton County, OH, Sales Tax Rev 5.00%, 12/01/2027	539,447
1,875,000	Ohio Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 3.75%, 09/01/2050	2,105,662
7,500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(2)	8,507,305
	State of Ohio
2,000,000	4.00%, 12/15/2021	2,047,478
2,210,000	5.00%, 12/15/2022	2,383,082

		53,363,799

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Oklahoma - 0.5%
	Oklahoma Dev Finance Auth
$5,305,000	1.63%, 07/06/2023	$5,331,906
935,000	5.25%, 08/15/2048	1,133,062
935,000	5.50%, 08/15/2057	1,144,951
220,000	Oklahoma Housing Finance Agency(GNMA Collateral Insured) 5.00%, 09/01/2043	225,372

		7,835,291

	Oregon - 2.9%
1,665,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Bond Guaranty Insured) 5.00%, 06/15/2038(5)	2,082,153
	Clackamas & Washington Counties, OR, School Dist No. 3, GO, (School Bond Guaranty Insured)
2,500,000	0.00%, 06/15/2036(3)	1,803,475
405,000	0.00%, 06/15/2037(3)	282,929
8,200,000	Clackamas County, OR, School Dist No. 12, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2040(3)	4,124,010
10,420,000	Columbia County, OR, School Dist No. 502, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2050(3)	4,757,034
625,000	Jackson County, OR, School Dist No. 4, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(3)	436,273
1,105,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2037(3)	663,875
850,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2038(3)	529,604
2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	2,816,677
	Port of Portland, OR, Airport Rev
4,880,000	5.00%, 07/01/2031	6,159,149
3,920,000	5.00%, 07/01/2032	4,923,691
1,045,000	5.00%, 07/01/2033	1,360,789
	Salem Hospital Facs Auth, OR Rev
910,000	5.00%, 05/15/2038	1,027,414
720,000	5.00%, 05/15/2048	802,753
	State of Oregon Housing & Community Services Department
3,120,000	3.00%, 01/01/2052	3,413,859
2,140,000	4.50%, 01/01/2049	2,346,618
7,325,000	4.50%, 07/01/2049	8,081,911
	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Bond Guaranty Insured)
1,500,000	0.00%, 06/15/2036(3)	1,053,023
1,600,000	0.00%, 06/15/2037(3)	1,080,464
1,790,000	0.00%, 06/15/2038(3)	1,161,129

		48,906,830

	Pennsylvania - 4.2%
875,000	Allegheny County, PA, Industrial Dev Auth, Charter School 6.75%, 08/15/2035	878,149
	City of Philadelphia, PA, GO
965,000	5.00%, 08/01/2021	976,206
1,550,000	5.00%, 02/01/2033	1,997,904
2,000,000	5.00%, 02/01/2034	2,567,753
1,555,000	5.00%, 02/01/2035	1,987,940
225,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	257,525
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,176,649
	Commonwealth Finance Auth, PA
4,230,000	5.00%, 06/01/2026	5,026,042
125,000	5.00%, 06/01/2028	158,241

The accompanying notes are an integral part of these financial statements.

70

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Pennsylvania - 4.2% - (continued)
$1,070,000	5.00%, 06/01/2029	$1,342,497
145,000	5.00%, 06/01/2031	179,819
	County of Beaver, PA, GO, (BAM Insured)
1,285,000	5.00%, 11/15/2021	1,317,026
1,345,000	5.00%, 11/15/2022	1,441,036
1,000,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	1,235,325
	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured)
2,440,000	5.00%, 04/01/2028	3,065,090
1,105,000	5.00%, 04/01/2029	1,415,133
2,410,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	2,955,016
	Lancaster County, PA, Hospital Auth
635,000	5.00%, 07/01/2024	686,519
515,000	5.00%, 07/01/2025	566,817
	Montgomery County, PA, Industrial Dev Auth Rev
1,760,000	5.00%, 12/01/2044	1,990,736
2,455,000	5.00%, 12/01/2046	2,674,836
920,000	Pennsylvania Higher Educational Facs Auth 5.00%, 05/01/2032	1,130,944
	Pennsylvania Housing Finance Agency
1,000,000	3.10%, 04/01/2023	1,011,155
1,025,000	3.10%, 10/01/2023	1,036,275
2,250,000	Pennsylvania State, Industrial Dev Auth 5.00%, 07/01/2021	2,267,119
	Pennsylvania Turnpike Commission Rev
2,000,000	0.96%, 12/01/2021, MUNIPSA + 0.000%(4)	2,001,250
925,000	1.04%, 12/01/2021, MUNIPSA + 0.000%(4)	925,636
1,000,000	5.00%, 12/01/2021	1,028,218
500,000	5.00%, 12/01/2027	610,038
1,000,000	5.00%, 12/01/2029	1,227,371
1,590,000	5.00%, 12/01/2030	1,948,729
2,000,000	5.00%, 12/01/2033	2,448,397
2,615,000	5.00%, 12/01/2037	2,816,169
755,000	5.00%, 12/01/2042	926,473
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
1,560,000	5.00%, 09/01/2022	1,657,953
2,000,000	5.00%, 09/01/2023	2,202,681
1,100,000	5.00%, 09/01/2031	1,421,896
1,060,000	5.00%, 09/01/2032	1,366,423
	Pittsburgh, PA, School Dist, GO, (State Aid Withholding Insured)
3,145,000	5.00%, 09/01/2021	3,194,326
1,500,000	5.00%, 09/01/2023	1,523,780
	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured)
195,000	5.00%, 09/01/2032	251,193
950,000	5.00%, 09/01/2033	1,219,584
735,000	5.00%, 09/01/2034	938,994
500,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2038	604,366
1,500,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	1,829,001

		69,484,230

	Puerto Rico - 1.0%
1,085,000	Puerto Rico Highway & Transportation Auth, (AGM Insured) 4.95%, 07/01/2026	1,108,402
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
10,000,000	4.33%, 07/01/2040	10,930,850
4,750,000	5.00%, 07/01/2058	5,351,160

		17,390,412

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Rhode Island - 0.9%
	Rhode Island Health & Educational Building Corp., (AGM ST APPROP Insured)
$2,700,000	5.00%, 05/15/2027	$3,165,804
2,020,000	5.00%, 05/15/2028	2,505,135
	Rhode Island Housing & Mortgage Finance Corp., (GNMA/FNMA/FHLMC Insured)
870,000	2.75%, 04/01/2040	909,480
5,635,000	4.00%, 10/01/2048	6,240,822
	Rhode Island Student Loan Auth
125,000	5.00%, 12/01/2027	152,806
1,000,000	5.00%, 12/01/2028	1,239,382

		14,213,429

	South Carolina - 1.8%
1,987,000	Lancaster County, SC, Sun City Assessment Rev 7.70%, 11/01/2017*	417,270
	South Carolina Jobs-Economic Dev Auth
4,355,000	5.00%, 05/01/2029	5,454,868
1,375,000	5.00%, 05/01/2048	1,642,101
1,000,000	5.25%, 08/01/2024	1,113,370
	South Carolina Port Auth
1,420,000	4.00%, 07/01/2034	1,562,305
1,240,000	5.00%, 07/01/2029	1,588,490
1,100,000	5.00%, 07/01/2030	1,398,485
5,090,000	5.00%, 07/01/2031	6,423,211
1,000,000	5.00%, 07/01/2033	1,250,384
	South Carolina Public Service Auth
1,460,000	5.00%, 12/01/2031	1,936,425
1,400,000	5.00%, 12/01/2032	1,846,637
	South Carolina State Public Service Auth
1,665,000	5.00%, 12/01/2031	1,905,599
2,350,000	5.00%, 12/01/2034	2,688,626

		29,227,771

	South Dakota - 0.6%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,125,000	2.45%, 11/01/2023	1,177,615
1,020,000	3.00%, 11/01/2051	1,117,772
1,375,000	3.50%, 11/01/2046	1,463,611
2,590,000	3.75%, 11/01/2050	2,882,412
595,000	4.00%, 11/01/2047	648,249
	South Dakota State Educational Enhancement Funding Corp.
1,395,000	5.00%, 06/01/2024	1,517,784
1,000,000	5.00%, 06/01/2026	1,081,870

		9,889,313

	Tennessee - 0.6%
890,000	Chattanooga, TN, Health Educational & Housing Facs Board 5.00%, 08/01/2044	1,096,066
500,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	608,349
	Tennessee Housing Dev Agency
1,160,000	3.50%, 07/01/2045	1,237,953
3,200,000	3.50%, 01/01/2047	3,417,692
3,525,000	4.00%, 01/01/2049	3,859,391

		10,219,451

	Texas - 5.8%
1,000,000	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured) 5.00%, 08/15/2027	1,133,131
1,000,000	Arlington, TX, Special Tax Rev, (AGM Insured) 5.00%, 02/15/2034	1,157,866
1,620,000	Austin, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/01/2033	1,932,942

The accompanying notes are an integral part of these financial statements.

71

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Texas - 5.8% - (continued)
	Central Texas Regional Mobility Auth
$1,000,000	5.00%, 01/01/2033	$1,311,689
1,000,000	5.00%, 01/01/2036	1,297,534
	City of Austin, TX, Airport System Rev
2,100,000	5.00%, 11/15/2022	2,249,262
595,000	5.00%, 11/15/2026	725,955
1,125,000	5.00%, 11/15/2028	1,356,923
560,000	5.00%, 11/15/2030	669,392
	City of Houston, TX, Airport System Rev
1,300,000	5.00%, 07/01/2030	1,700,980
1,000,000	5.00%, 07/01/2031	1,297,012
1,200,000	5.00%, 07/01/2033	1,538,933
1,060,000	City of Houston, TX, Hotel Occupancy Tax & Special, (AGM-CR AMBAC Insured) 0.00%, 09/01/2025(3)	1,009,215
3,685,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(1)	3,818,984
	Clifton, TX, Higher Education Finance Corp., (PSF-GTD Insured)
1,000,000	4.00%, 08/15/2029	1,182,522
1,050,000	4.00%, 08/15/2030	1,198,889
500,000	4.00%, 08/15/2031	568,429
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,194,955
	Dallas-Fort Worth, TX, International Airport Rev
1,570,000	5.00%, 11/01/2021	1,607,173
1,000,000	5.00%, 11/01/2023	1,117,453
1,000,000	5.00%, 11/01/2024	1,160,482
1,500,000	Grapevine-Colleyville, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	1,790,174
	Harris County - Houston, TX, Sports Auth
2,640,000	5.00%, 11/15/2030	2,949,206
500,000	5.00%, 11/15/2032	558,277
2,950,000	5.00%, 11/15/2034	3,294,653
1,605,000	Harris County, TX, Toll Road Auth Rev 5.00%, 08/15/2032	2,011,777
	Kerrville, TX, Health Facs Dev Corp.
1,300,000	5.00%, 08/15/2024	1,483,515
1,500,000	5.00%, 08/15/2035	1,708,576
1,580,000	La Joya, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2025	1,787,822
	New Hope, TX, Cultural Education Facs Finance Corp.
3,375,000	5.00%, 11/01/2031	3,671,896
1,000,000	5.00%, 11/01/2046	1,072,001
	North Texas Tollway Auth Rev (AGC Insured)
5,000,000	0.00%, 01/01/2032(3)	4,148,804
1,000,000	5.00%, 01/01/2030	1,118,653
1,200,000	5.00%, 01/01/2035	1,416,876
1,440,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	1,742,557
1,000,000	Spring Branch, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/01/2026	1,169,007
23,030,000	State of Texas, GO 0.08%, 06/01/2043(1)	23,030,000
2,575,000	Tarrant County, TX, Cultural Education Facs 5.00%, 10/01/2034	2,830,931
	Texas Municipal Gas Acquisition & Supply Corp. Rev
6,900,000	5.00%, 12/15/2031	9,136,866
1,540,000	6.25%, 12/15/2026	1,809,071
1,755,000	Texas Transportation Commission 0.00%, 08/01/2038(3)	939,454

		96,899,837

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Utah - 0.2%
$490,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	$564,333
1,125,000	State of Utah, GO 3.00%, 07/01/2034	1,263,585
1,330,000	Utah Housing Corp. Rev, (FHA Insured) 4.00%, 01/01/2045	1,428,166

		3,256,084

	Vermont - 0.3%
	Vermont Housing Finance Agency
1,175,000	4.00%, 11/01/2045	1,228,205
1,210,000	4.00%, 11/01/2046	1,308,376
1,715,000	4.00%, 05/01/2048	1,838,192

		4,374,773

	Virginia - 0.2%
880,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	1,168,327
1,470,000	Virginia Small Business Financing Auth 5.00%, 01/01/2027	1,785,813

		2,954,140

	Washington - 0.7%
2,060,000	Chelan County, WA, Public Utility Dist No. 1, (NATL Insured) 0.00%, 06/01/2028(3)	1,878,890
1,400,000	County of King, WA, GO 5.00%, 01/01/2031	1,813,803
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,594,837
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	899,679
2,000,000	5.00%, 03/01/2029	2,305,090
1,400,000	Washington State Housing Finance Commission 5.00%, 01/01/2049(2)	1,534,078

		12,026,377

	West Virginia - 0.2%
1,000,000	West Virginia Housing Dev Fund 2.80%, 11/01/2022	1,030,989
1,555,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(1)	1,645,405

		2,676,394

	Wisconsin - 2.5%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	1,997,579
	Public Finance Auth, WI, (AGM Insured)
2,550,000	4.00%, 07/01/2046	2,912,487
1,530,000	4.00%, 07/01/2050	1,710,166
1,600,000	5.00%, 09/01/2025(2)	1,721,984
2,940,000	5.00%, 07/01/2035	3,539,997
1,050,000	5.00%, 07/01/2036	1,261,035
2,875,000	5.00%, 10/01/2043(2)	3,151,072
2,340,000	5.00%, 10/01/2044	2,860,498
2,015,000	5.00%, 10/01/2053(2)	2,196,252
1,350,000	Wisconsin Center Dist, WI 0.00%, 12/15/2031(3)	1,090,489
	Wisconsin Health & Educational Facs Auth Rev
1,200,000	4.00%, 08/15/2051	1,332,358
1,700,000	4.00%, 08/15/2055	1,869,915
3,000,000	5.00%, 11/15/2027	3,412,446
1,700,000	5.00%, 12/01/2028	1,941,587
7,275,000	5.00%, 11/01/2039	7,799,822
1,000,000	5.00%, 11/01/2054	1,046,458
1,700,000	Wisconsin Housing & Economic Dev Auth 1.55%, 11/01/2038(1)	1,701,733

		41,545,878

	Wyoming - 0.1%
	Wyoming Community Dev Auth
1,225,000	3.25%, 12/01/2023	1,295,721

The accompanying notes are an integral part of these financial statements.

72

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.3% - (continued)
	Wyoming - 0.1% - (continued)
	Wyoming Community Dev Auth
$970,000	4.00%, 12/01/2046	$1,047,375

		2,343,096

	Total Municipal Bonds (cost $1,487,752,326)	$1,569,750,855

SHORT-TERM INVESTMENTS - 3.4%
	Repurchase Agreements - 3.4%
56,364,735	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $56,364,758; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $57,492,099	$56,364,735

	Total Short-Term Investments (cost $56,364,735)	$56,364,735

Total Investments (cost $1,544,117,061)	97.7%	$1,626,115,590
Other Assets and Liabilities	2.3%	38,019,944

Total Net Assets	100.0%	$1,664,135,534

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $28,838,952, representing 1.7% of net assets.

(3)	Security is a zero-coupon bond.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$1,569,750,855	$—	$1,569,750,855	$—
Short-Term Investments	56,364,735	—	56,364,735	—

Total	$1,626,115,590	$—	$1,626,115,590	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

73

Hartford Municipal Short Duration Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0%
	Alabama - 2.3%
$250,000	State of Alabama, Docks Department, (AGM Insured) 5.00%, 10/01/2024	$284,240
350,000	State of Alabama, Troy University, (BAM Insured) 5.00%, 11/01/2024	404,846

		689,086

	Arizona - 0.6%
100,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2022	106,293
65,000	Tempe, AZ, Industrial Dev Auth Rev 4.00%, 10/01/2023(1)	65,025

		171,318

	California - 3.0%
100,000	California County, CA, Tobacco Securitization Agency 4.00%, 06/01/2022	104,102
200,000	California Enterprise Dev Auth 5.00%, 08/01/2025	233,775
	Cathedral City, CA, Redev Agency Successor Agency
10,000	4.00%, 08/01/2021	10,081
55,000	4.00%, 08/01/2022	57,226
10,000	4.00%, 08/01/2023	10,745
100,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2027	122,463
245,000	Orange County, CA, Community Facs Dist, Special Tax 4.00%, 08/15/2021	247,368
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	81,271

		867,031

	Colorado - 3.1%
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	159,838
40,000	E-470 Public Highway, CO, Auth Rev 1.12%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(2)	40,013
150,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2021	153,923
	Regional, CO, Transportation Dist
325,000	5.00%, 01/15/2025	374,815
60,000	5.00%, 07/15/2025	70,260
105,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2022	112,573

		911,422

	Connecticut - 0.7%
185,000	Connecticut State Health & Educational Facs Auth 5.00%, 07/01/2024	206,483

	Florida - 6.4%
250,000	Alachua County, FL, Health Facs Auth 4.00%, 12/01/2023	272,667
175,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2024	195,709
200,000	City of Atlantic Beach, FL 3.00%, 11/15/2023	200,088
	JEA, FL, Electric System Rev
100,000	5.00%, 10/01/2021	101,975
100,000	5.00%, 10/01/2022	106,732
50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	57,521
	Miami-Dade County, FL, Seaport Department Rev
65,000	5.00%, 10/01/2021	66,116
145,000	5.00%, 10/01/2022	152,901
250,000	Orange County, FL, Convention Center/Orlando 5.00%, 10/01/2023	277,787
100,000	Osceola County, FL, Transportation Rev 5.00%, 10/01/2025	119,297
115,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	116,534

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Florida - 6.4% - (continued)
$135,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	$131,159
75,000	Tampa-Hillsborough County, FL, Expressway Auth 5.00%, 07/01/2021	75,560

		1,874,046

	Georgia - 2.7%
	Burke County, GA, Dev Auth Rev
250,000	1.55%, 12/01/2049(3)	254,025
100,000	3.00%, 11/01/2045(3)	104,240
50,000	Main Street Natural Gas, Inc., GA 4.00%, 08/01/2049(3)	55,888
	Municipal Electric Auth, GA
100,000	5.00%, 11/01/2021	102,348
100,000	5.00%, 11/01/2022	107,005
140,000	5.00%, 01/01/2024	156,770

		780,276

	Illinois - 19.5%
40,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(4)	38,848
	Chicago, IL, Board of Education, GO, (NATL Insured)
45,000	0.00%, 12/01/2021(4)	44,820
55,000	0.00%, 12/01/2022(4)	54,303
150,000	0.00%, 12/01/2024(4)	143,821
200,000	5.00%, 12/01/2021	205,292
200,000	5.00%, 12/01/2022	213,145
225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	242,518
280,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2023	301,801
100,000	Chicago, IL, Transit Auth 5.00%, 12/01/2022	102,822
	City of Chicago, IL, GO
135,000	5.00%, 01/01/2022	139,058
50,000	5.00%, 01/01/2023	53,395
	City of Chicago, IL, Wastewater Transmission Rev, (NATL Insured)
160,000	0.00%, 01/01/2022(4)	159,559
110,000	0.00%, 01/01/2024(4)	108,059
	City of Decatur, IL, GO, (AGM Insured)
65,000	3.00%, 03/01/2022	66,238
150,000	5.00%, 03/01/2023	161,760
200,000	Cook County, IL, GO 5.00%, 11/15/2022	214,760
125,000	Illinois Housing Dev Auth 3.05%, 08/01/2022	128,705
	Illinois State Finance Auth Rev
45,000	5.00%, 09/01/2021	45,643
100,000	5.00%, 11/15/2021	102,468
75,000	5.00%, 05/15/2050(3)	85,009
100,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2026	121,240
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
225,000	0.00%, 02/01/2025(4)	217,399
205,000	5.00%, 02/01/2027	248,774
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
200,000	0.00%, 06/15/2021(4)	199,923
310,000	0.00%, 12/15/2022(4)	305,675
65,000	5.50%, 12/15/2023	70,188
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	157,356
50,000	5.25%, 06/01/2021	50,184
	Sales Tax Securitization Corp., IL
150,000	5.00%, 01/01/2024	167,037
500,000	5.00%, 01/01/2026	593,173

The accompanying notes are an integral part of these financial statements.

74

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Illinois - 19.5% - (continued)
	State of Illinois, GO
$120,000	5.00%, 02/01/2022	$124,106
200,000	5.00%, 11/01/2022	213,079
100,000	5.00%, 10/01/2023	110,555
250,000	5.00%, 03/01/2026	296,876
70,000	State of Illinois, Sales Tax Rev 5.00%, 06/15/2026	82,499
150,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2023	161,731

		5,731,819

	Indiana - 0.2%
55,000	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	60,249

	Iowa - 1.9%
30,000	Iowa Student Loan Liquidity Corp. 5.00%, 12/01/2022	32,169
500,000	Iowa Tobacco Settlement Auth 0.38%, 06/01/2030	500,127
25,000	State of Iowa, Finance Auth Rev 2.88%, 05/15/2049	25,260

		557,556

	Kentucky - 0.9%
40,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	44,103
200,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	223,026

		267,129

	Louisiana - 1.7%
110,000	City of New Orleans, LA, Sewerage Service Rev 5.00%, 06/01/2021	110,401
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2023	214,601
170,000	Parish of St. John the Baptist, LA 2.13%, 06/01/2037(3)	175,340

		500,342

	Maine - 0.2%
70,000	Finance Auth of Maine Rev, (AGM Insured) 5.00%, 12/01/2021	71,885

	Massachusetts - 3.2%
	Massachusetts Dev Finance Agency, Rev
100,000	3.50%, 10/01/2022(1)	103,960
150,000	5.00%, 07/01/2022	157,983
150,000	5.00%, 07/01/2024	171,639
270,000	5.00%, 07/01/2025	317,325
	Massachusetts Educational Financing Auth
80,000	5.00%, 07/01/2023	87,918
80,000	5.00%, 07/01/2024	91,269

		930,094

	Michigan - 1.2%
70,000	City of Detroit, MI, GO 5.00%, 04/01/2022	72,396
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2026(5)	286,719

		359,115

	Minnesota - 0.7%
200,000	Duluth, MN, Independent School Dist No. 709, (SCP Insured) 5.00%, 02/01/2022	206,394

	Mississippi - 0.7%
20,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	21,923
165,000	Mississippi State Gaming Tax Rev 5.00%, 10/15/2026	193,248

		215,171

	Missouri - 1.1%
50,000	City of St. Louis, MO, Airport Rev, (AGM Insured) 5.00%, 07/01/2023	54,949

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Missouri - 1.1% - (continued)
$100,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.00%, 05/15/2022	$103,034
150,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	162,164

		320,147

	Nebraska - 1.3%
120,000	Central Plains, NE, Energy Project 5.25%, 12/01/2021	123,432
145,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	159,708
100,000	Washington County, NE, Rev 0.90%, 09/01/2030(3)	101,017

		384,157

	Nevada - 1.4%
100,000	City of North Las Vegas, NV 3.50%, 06/01/2022	102,161
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2024	167,984
35,000	City of Sparks, NV 2.50%, 06/15/2024(1)	35,392
100,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2025	117,874

		423,411

	New Hampshire - 0.8%
220,000	New Hampshire Business Finance Auth 4.00%, 01/01/2024	238,539

	New Jersey - 3.9%
200,000	City of Bayonne, NJ, GO, (AGM School Bond Reserve Fund Insured) 0.00%, 07/01/2023(4)	197,771
	New Jersey Economic Dev Auth
290,000	5.00%, 06/15/2022	305,278
75,000	5.00%, 06/15/2023	82,385
140,000	New Jersey Educational Facs Auth 5.00%, 07/01/2024	157,651
	New Jersey Transportation Trust Fund Auth
60,000	5.00%, 12/15/2023	67,238
40,000	5.00%, 12/15/2024	46,407
70,000	State of New Jersey, GO 5.00%, 06/01/2026	84,970
	Tobacco Settlement Financing Corp., NJ
125,000	5.00%, 06/01/2023	136,897
70,000	5.00%, 06/01/2025	82,232

		1,160,829

	New Mexico - 2.5%
250,000	City of Santa Fe, NM, Rev 2.63%, 05/15/2025	250,767
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
60,000	3.75%, 03/01/2048	65,669
270,000	3.75%, 01/01/2050	298,395
115,000	4.00%, 01/01/2049	126,674

		741,505

	New York - 6.0%
135,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	137,620
25,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	25,293
	Metropolitan Transportation Auth, NY, Rev
340,000	5.00%, 03/01/2022	353,564
265,000	5.00%, 11/15/2024	307,870
500,000	5.00%, 11/15/2034(3)	564,707
310,000	New York Transportation Dev Corp. 5.00%, 12/01/2025	369,010

		1,758,064

	North Dakota - 0.3%
70,000	North Dakota Housing Finance Agency 3.50%, 07/01/2046	75,144

The accompanying notes are an integral part of these financial statements.

75

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Ohio - 1.9%
	Cleveland, OH, Airport System Rev, (AGM Insured)
$60,000	5.00%, 01/01/2022	$61,817
60,000	5.00%, 01/01/2023	64,536
150,000	5.00%, 01/01/2024	167,459
90,000	County of Lucas, OH 5.00%, 11/15/2021	91,687
150,000	Southern Ohio Port Auth Rev 6.25%, 12/01/2025(1)	162,630

		548,129

	Oklahoma - 0.8%
225,000	Oklahoma Dev Finance Auth 1.63%, 07/06/2023	226,141

	Oregon - 1.3%
60,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	67,556
	State of Oregon Housing & Community Services Department
190,000	3.00%, 01/01/2052	207,895
105,000	3.50%, 07/01/2048	112,564

		388,015

	Pennsylvania - 2.2%
35,000	City of Philadelphia, PA, GO 5.00%, 08/01/2021	35,406
100,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	114,456
	Lehigh County, PA, Industrial Dev Auth
65,000	1.80%, 02/15/2027(3)	66,211
55,000	1.80%, 09/01/2029(3)	56,061
150,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2023	162,075
200,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM, State Aid Withholding Insured) 5.00%, 04/15/2023	217,760

		651,969

	Puerto Rico - 1.3%
177,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev 0.00%, 07/01/2024(4)	167,670
244,000	0.00%, 07/01/2029(4)	205,247

		372,917

	Rhode Island - 1.2%
150,000	Rhode Island Health & Educational Building Corp., (Municipal Government Guaranteed Insured) 5.00%, 05/15/2022	157,105
10,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	10,213
	Rhode Island Student Loan Auth
25,000	3.00%, 12/01/2024	25,802
100,000	5.00%, 12/01/2023	111,133
60,000	Rhode Island Tobacco Settlement Financing Corp. 5.00%, 06/01/2021	60,214

		364,467

	South Carolina - 0.6%
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2024	169,261

	South Dakota - 0.1%
25,000	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 11/01/2051	27,396

	Tennessee - 2.7%
250,000	Chattanooga, TN, Health Educational & Housing Facs Board 5.00%, 08/01/2025	294,055
150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022(1)	148,718

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Tennessee - 2.7% - (continued)
	Tennessee Housing Dev Agency
$80,000	3.50%, 07/01/2045	$85,376
125,000	3.50%, 01/01/2047	133,584
120,000	3.50%, 01/01/2048	128,662

		790,395

	Texas - 6.8%
100,000	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured) 4.00%, 12/01/2022	105,989
70,000	Big Sandy, TX, Independent School Dist Upshur County, GO, (PSF-GTD Insured) 5.00%, 02/15/2024	79,121
100,000	Central Texas Turnpike System Rev 5.00%, 08/15/2024	115,530
105,000	City of San Antonio, TX, Airport System Rev 5.00%, 07/01/2022	110,651
95,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(3)	98,454
50,000	Harris County, TX, Metropolitan Transportation Auth 5.00%, 11/01/2022	53,573
1,000,000	State of Texas 4.00%, 08/26/2021	1,012,300
350,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2027	435,659

		2,011,277

	Utah - 0.5%
130,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	149,721

	Washington - 1.9%
100,000	Chelan County, WA, Public Utility Dist No. 1, (NATL Insured) 0.00%, 06/01/2021(4)	99,983
195,000	Tobacco Settlement Auth, WA 5.00%, 06/01/2024	213,973
250,000	Washington State Housing Finance Commission 2.38%, 01/01/2026(1)	249,832

		563,788

	West Virginia - 0.2%
55,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(3)	58,198

	Wisconsin - 2.2%
	Public Finance Auth, WI, (AGM Insured)
150,000	4.00%, 07/01/2025	168,283
225,000	4.00%, 07/01/2026	259,054
200,000	Wisconsin Health & Educational Facs Auth 5.00%, 11/01/2025	216,517

		643,854

	Total Municipal Bonds (cost $25,851,619)	$26,466,740

SHORT-TERM INVESTMENTS - 5.8%
	Repurchase Agreements - 5.8%
1,708,274	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $1,708,275; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $1,742,511	$1,708,274

	Total Short-Term Investments (cost $1,708,274)	$1,708,274

Total Investments (cost $27,559,893)	95.8%	$28,175,014
Other Assets and Liabilities	4.2%	1,234,908

Total Net Assets	100.0%	$29,409,922

The accompanying notes are an integral part of these financial statements.

76

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $765,557, representing 2.6% of net assets.

(2)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a zero-coupon bond.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $284,045 at April 30, 2021.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$26,466,740	$—	$26,466,740	$—
Short-Term Investments	1,708,274	—	1,708,274	—

Total	$28,175,014	$—	$28,175,014	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

77

The Hartford Short Duration Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3%
	Asset-Backed - Automobile - 0.5%
$163,179	Credit Acceptance Auto Loan Trust 3.55%, 08/15/2027(1)	$163,643
4,837,223	GCAT Trust 0.87%, 01/25/2066(1)(2)	4,850,748
4,256,803	Starwood Residential Mortgage 1.22%, 05/25/2065(1)(2)	4,255,770

		9,270,161

	Asset-Backed - Credit Card - 0.3%
5,575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	5,589,666

	Asset-Backed - Finance & Insurance - 2.6%
2,250,000	Apidos CLO 1.26%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(3)	2,248,682
1,460,545	Conn’s Receivables Funding LLC 1.71%, 06/16/2025(1)	1,465,824
	DB Master Finance LLC
6,305,000	3.63%, 11/20/2047(1)	6,409,852
2,610,250	3.79%, 05/20/2049(1)	2,655,486
576,870	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(2)	588,879
2,295,000	FCI Funding LLC 1.13%, 04/15/2033(1)	2,295,048
6,500,000	GCAT Trust 0.00%, 04/25/2065	6,499,966
3,825,000	Neuberger Berman Loan Advisers CLO Ltd. 1.21%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	3,819,144
1,250,000	Octagon Investment Partners Ltd. 1.21%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	1,250,359
3,179,863	OneMain Financial Issuance Trust 3.48%, 02/14/2031(1)	3,206,408
2,827,500	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	2,834,399
1,450,000	Regional Management Issuance Trust 3.05%, 11/15/2028(1)	1,470,773
1,395,569	Residential Mortgage Loan Trust 2.38%, 02/25/2024(1)(2)	1,417,818
48,550	Towd Point Mortgage Trust 2.75%, 05/25/2055(1)(2)	48,618
4,915,000	Tryon Park CLO Ltd. 1.07%, 04/15/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	4,915,329
2,044,000	Verus Securitization Trust 1.03%, 02/25/2066(1)(2)	2,045,374
1,905,000	Visio Trust 1.28%, 05/25/2056(1)	1,904,990
2,755,000	Z Capital Credit Partners CLO Ltd. 1.63%, 07/16/2027, 3 mo. USD LIBOR + 1.450%(1)(3)	2,743,344

		47,820,293

	Asset-Backed - Home Equity - 0.1%
224,790	Accredited Mortgage Loan Trust 0.79%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(3)	224,752
578,798	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.87%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(3)	577,857
33,333	Residential Asset Securitization Trust 4.93%, 07/25/2034(2)	34,157

		836,766

	Collateralized - Mortgage Obligations - 0.1%
2,235,000	Natixis Commercial Mortgage Securities Trust 2.51%, 10/15/2036(1)	2,257,061

	Commercial Banks - 0.6%
3,270,000	LCM XXIV Ltd. 1.17%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(3)	3,267,250

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Commercial Banks - 0.6% - (continued)
$5,415,000	Neuberger Berman Loan Advisers CLO Ltd.1.12%, 10/18/2029, 3 mo. USD LIBOR + 0.930%(1)(3)	$5,408,567
3,056,820	Verus Securitization Trust 0.82%, 01/25/2066(1)(2)	3,043,810

		11,719,627

	Commercial Mortgage-Backed Securities - 2.0%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,426,610
1,213,970	CF Hippolyta LLC 2.28%, 07/15/2060(1)	1,237,537
	Citigroup Mortgage Loan Trust
1,208,173	2.64%, 02/25/2058(1)(2)	1,258,919
1,517,820	3.25%, 03/25/2061(1)(2)	1,594,365
2,360,000	CityLine Commercial Mortgage Trust 2.87%, 11/10/2031(1)(2)	2,452,834
1,902,886	COLT Mortgage Loan Trust 0.80%, 07/27/2054(1)(2)	1,897,049
1,635,000	CSMC Trust 2.26%, 08/15/2037(1)	1,670,882
1,837,795	Deephaven Residential Mortgage Trust 0.72%, 05/25/2065(1)(2)	1,837,530
1,161,809	Ellington Financial Mortgage Trust 0.80%, 02/25/2066(1)(2)	1,160,800
900,000	FREMF Mortgage Trust 4.16%, 05/25/2045(1)(2)	924,517
	GS Mortgage Securities Trust
4,235,000	2.75%, 02/10/2037(1)	4,443,155
6,830,000	3.12%, 11/10/2045	7,029,514
1,526,491	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,298,091
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	9,830,070

		38,061,873

	Other Asset-Backed Securities - 5.0%
	Affirm Asset Securitization Trust
305,000	0.88%, 08/15/2025(1)	305,490
3,285,000	1.07%, 08/15/2025(1)	3,284,356
3,528,526	1.90%, 01/15/2025(1)	3,557,009
1,206,512	3.46%, 10/15/2024(1)	1,222,515
1,425,000	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	1,424,203
89,975	Avant Loans Funding Trust 2.72%, 10/15/2026(1)	90,044
199,084	Bayview Koitere Fund Trust 4.00%, 11/28/2053(1)(2)	203,643
628,904	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(2)	635,778
	Bayview Opportunity Master Fund Trust
277,851	3.50%, 01/28/2055(1)(2)	285,091
504,041	3.50%, 06/28/2057(1)(2)	515,927
656,625	4.00%, 10/28/2064(1)(2)	671,028
	Carlyle Global Market Strategies CLO Ltd.
212,772	1.08%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	212,771
1,495,453	1.16%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,492,416
1,000,000	1.59%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(3)	988,184
5,413,291	Chase Auto Credit Linked Notes 0.99%, 01/25/2028(1)	5,428,186
3,765,000	Crossroads Asset Trust 0.82%, 03/20/2024(1)	3,767,033
1,080,000	Dryden Senior Loan Fund 1.15%, 04/15/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,080,108
2,418,989	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	2,443,341
1,190,000	KKR CLO Ltd. 1.18%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(3)	1,190,099

The accompanying notes are an integral part of these financial statements.

78

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Other Asset-Backed Securities - 5.0% - (continued)
	Marlette Funding Trust
$1,109,623	2.39%, 12/17/2029(1)	$1,117,285
240,646	2.69%, 09/17/2029(1)	241,768
316,902	3.13%, 07/16/2029(1)	318,830
132,966	3.44%, 04/16/2029(1)	133,654
	Mill City Mortgage Loan Trust
7,389,555	1.13%, 11/25/2060(1)(2)	7,423,922
227,862	2.50%, 04/25/2057(1)(2)	229,534
3,384,998	2.75%, 07/25/2059(1)(2)	3,494,685
1,208,583	2.75%, 01/25/2061(1)(2)	1,231,843
719,823	3.25%, 05/25/2062(1)(2)	741,513
1,296,030	3.50%, 05/25/2058(1)(2)	1,332,454
1,460,315	3.50%, 08/25/2058(1)(2)	1,526,190
368,622	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(2)	369,219
2,168,945	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	2,170,830
1,783,552	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,775,581
2,940,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	2,922,411
574,188	SoFi Consumer Loan Program Trust 2.02%, 01/25/2029(1)	579,455
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	934,112
3,285,000	1.89%, 08/25/2045(1)	3,278,533
3,560,000	3.08%, 10/25/2044(1)	3,674,650
	Towd Point Mortgage Trust
3,871,473	1.75%, 10/25/2060(1)	3,930,832
312,233	2.25%, 04/25/2056(1)(2)	314,385
799,308	2.25%, 07/25/2056(1)(2)	807,257
73,572	2.75%, 02/25/2055(1)(2)	73,811
159,199	2.75%, 04/25/2055(1)(2)	160,164
1,287,434	2.75%, 10/25/2056(1)(2)	1,309,279
805,174	2.75%, 04/25/2057(1)(2)	816,855
570,087	2.75%, 07/25/2057(1)(2)	581,710
940,287	2.75%, 10/25/2057(1)(2)	966,695
7,154,538	2.90%, 10/25/2059(1)(2)	7,491,848
1,654,344	3.25%, 03/25/2058(1)(2)	1,727,346
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	7,050,579
2,532,083	3.19%, 07/15/2044(1)	2,628,782
1,273,463	4.20%, 11/16/2043(1)	1,330,041
	Verus Securitization Trust
1,417,238	2.42%, 01/25/2060(1)	1,437,729
1,462,823	2.64%, 11/25/2059(1)	1,487,644

		94,408,648

	Whole Loan Collateral CMO - 8.1%
	Angel Oak Mortgage Trust
3,231,508	0.91%, 01/25/2066(1)(2)	3,241,833
3,202,327	0.99%, 04/25/2053(1)(2)	3,206,724
3,399,738	1.47%, 06/25/2065(1)(2)	3,412,132
5,078,677	1.69%, 04/25/2065(1)(2)	5,131,978
892,093	2.47%, 12/25/2059(1)(2)	899,961
	Angel Oak Mortgage Trust LLC
2,050,794	2.99%, 07/26/2049(1)(2)	2,071,173
718,414	3.92%, 11/25/2048(1)(2)	731,773
	Arroyo Mortgage Trust
2,994,066	2.96%, 10/25/2048(1)(2)	3,050,734
796,628	3.81%, 01/25/2049(1)(2)	813,425
3,220,387	Bravo Residential Funding Trust 1.45%, 05/25/2060(1)(2)	3,249,213
	Bunker Hill Loan Depositary Trust
2,170,813	1.72%, 02/25/2055(1)(2)	2,202,363
2,390,409	2.72%, 11/25/2059(1)	2,442,676
1,428,003	CIM Trust 3.00%, 04/25/2057(1)(2)	1,453,033

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Whole Loan Collateral CMO - 8.1% - (continued)
$1,252,661	Colombia Cent CLO Ltd. 1.33%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	$1,253,339
	COLT Mortgage Loan Trust
5,979,579	0.86%, 05/25/2065(1)(2)	5,966,819
3,775,615	1.26%, 09/25/2065(1)(2)	3,793,648
3,420,137	1.33%, 10/26/2065(1)(2)	3,426,880
7,362,232	1.39%, 01/25/2065(1)(2)	7,322,045
178,092	1.85%, 03/25/2065(1)(2)	179,663
2,467,456	2.49%, 02/25/2050(1)(2)	2,491,290
1,425,952	2.58%, 11/25/2049(1)(2)	1,438,110
315,545	2.76%, 08/25/2049(1)(2)	316,680
	CSMC Trust
5,683,162	0.81%, 05/25/2065(1)(2)	5,659,265
3,745,025	0.83%, 03/25/2056(1)(2)	3,751,969
5,757,748	1.21%, 05/25/2065(1)	5,788,697
6,556,310	2.00%, 01/25/2060(1)(2)	6,732,457
1,829,539	2.24%, 02/25/2050(1)(2)	1,860,071
	Deephaven Residential Mortgage Trust
1,798,328	1.69%, 05/25/2065(1)	1,807,486
3,189,996	2.34%, 01/25/2060(1)(2)	3,228,718
112,910	2.45%, 06/25/2047(1)(2)	113,231
35,065	2.73%, 12/26/2046(1)(2)	35,056
2,242,039	2.79%, 10/25/2059(1)(2)	2,262,287
1,895,062	Ellington Financial Mortgage Trust 1.18%, 10/25/2065(1)(2)	1,896,128
4,574,880	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,556,265
1,032,382	Galton Funding Mortgage Trust 2.66%, 10/25/2059(1)(2)	1,051,457
	GCAT Trust
2,004,266	1.56%, 04/25/2065(1)	2,020,762
2,182,558	2.25%, 01/25/2060(1)	2,215,402
1,693,804	2.65%, 10/25/2068(1)(2)	1,749,313
298,894	Home Re Ltd. 1.71%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	299,633
629,722	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	653,416
	MFA Trust
2,370,752	1.01%, 01/26/2065(1)(2)	2,375,850
2,965,483	1.15%, 04/25/2065(1)(2)	2,969,489
1,676,594	1.48%, 03/25/2065(1)(2)	1,692,742
272,501	2.59%, 02/25/2057(1)(2)	275,367
3,642,727	MFRA Trust 0.85%, 01/25/2056(1)(2)	3,634,248
	New Residential Mortgage Loan Trust
2,068,667	0.86%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	2,075,110
2,095,009	1.65%, 05/24/2060(1)(2)	2,122,340
2,531,013	2.46%, 01/26/2060(1)(2)	2,574,035
407,284	3.25%, 09/25/2056(1)(2)	430,083
668,969	3.50%, 12/25/2057(1)(2)	700,466
393,031	3.75%, 11/26/2035(1)(2)	417,321
276,986	3.75%, 03/25/2056(1)(2)	293,240
463,133	3.75%, 11/25/2056(1)(2)	493,042
822,828	4.00%, 02/25/2057(1)(2)	877,659
812,096	4.00%, 03/25/2057(1)(2)	869,299
	New Residential Mortgage Loan Trust
570,842	4.00%, 04/25/2057(1)(2)	607,201
776,565	4.00%, 05/25/2057(1)(2)	828,861
1,412,289	4.00%, 09/25/2057(1)(2)	1,493,303
669,115	4.00%, 12/25/2057(1)(2)	715,797
1,989,915	NRZ Excess Spread-Collateralized Notes 3.61%, 05/25/2023(1)	1,995,337
2,024,648	OBX Trust 3.50%, 12/25/2049(1)(2)	2,070,665
286,265	Radnor RE Ltd. 1.31%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(3)	286,265

The accompanying notes are an integral part of these financial statements.

79

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Whole Loan Collateral CMO - 8.1% - (continued)
	Sequoia Mortgage Trust
$679,772	3.50%, 11/25/2049(1)(2)	$682,633
635,228	4.50%, 08/25/2048(1)(2)	653,017
421,760	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(2)	427,567
	Starwood Mortgage Residential Trust
1,280,218	1.49%, 04/25/2065(1)(2)	1,294,468
2,450,376	2.28%, 02/25/2050(1)(2)	2,483,285
	Verus Securitization Trust
6,315,074	0.82%, 10/25/2063(1)(2)	6,292,459
4,156,912	0.92%, 02/25/2064(1)(2)	4,167,854
2,374,345	1.50%, 05/25/2065(1)	2,398,930

		151,975,038

	Total Asset & Commercial Mortgage-Backed Securities (cost $360,259,482)	$361,939,133

CORPORATE BONDS - 53.7%
	Aerospace/Defense - 0.7%
	Boeing Co.
3,600,000	2.20%, 02/04/2026	$3,603,675
5,900,000	4.51%, 05/01/2023	6,304,331
	L3Harris Technologies, Inc.
1,475,000	3.83%, 04/27/2025	1,621,762
2,275,000	3.85%, 06/15/2023	2,423,240
164,000	Raytheon Technologies Corp. 3.65%, 08/16/2023(4)	174,826

		14,127,834

	Agriculture - 0.3%
5,000,000	BAT Capital Corp. 2.79%, 09/06/2024	5,262,533

	Apparel - 0.4%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,801,000
4,000,000	VF Corp. 2.40%, 04/23/2025	4,195,810

		6,996,810

	Auto Manufacturers - 2.2%
3,575,000	Daimler Finance NA LLC 1.45%, 03/02/2026(1)	3,584,764
	Ford Motor Credit Co. LLC
3,125,000	3.35%, 11/01/2022	3,196,141
2,800,000	4.06%, 11/01/2024	2,948,008
	General Motors Financial Co., Inc.
2,500,000	1.25%, 01/08/2026	2,467,865
1,500,000	1.70%, 08/18/2023	1,530,858
2,850,000	2.90%, 02/26/2025	3,009,007
2,500,000	3.15%, 06/30/2022	2,567,524
2,500,000	3.20%, 07/06/2021	2,506,250
	Hyundai Capital America
770,000	0.80%, 04/03/2023(1)	769,566
2,500,000	2.38%, 02/10/2023(1)	2,566,775
1,825,000	4.13%, 06/08/2023(1)	1,945,596
2,500,000	Nissan Motor Co., Ltd. 3.04%, 09/15/2023(1)	2,615,359
	Volkswagen Group of America Finance LLC
3,500,000	0.88%, 11/22/2023(1)	3,515,081
1,800,000	2.85%, 09/26/2024(1)	1,912,707
2,000,000	3.13%, 05/12/2023(1)	2,099,134
3,025,000	4.25%, 11/13/2023(1)	3,290,047

		40,524,682

	Beverages - 1.0%
1,700,000	Anheuser-Busch InBev Worldwide, Inc. 4.15%, 01/23/2025	1,895,391
3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	3,346,923
7,095,000	Coca-Cola European Partners plc 1.50%, 01/15/2027(1)	7,077,213
	Constellation Brands, Inc.
2,435,000	2.65%, 11/07/2022	2,512,410

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.7% - (continued)
	Beverages - 1.0% - (continued)
$340,000	2.70%, 05/09/2022	$347,093
3,700,000	Keurig Dr Pepper, Inc. 0.75%, 03/15/2024	3,701,147
625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	626,398

		19,506,575

	Biotechnology - 0.6%
3,150,000	Gilead Sciences, Inc. 0.75%, 09/29/2023	3,155,098
	Royalty Pharma plc
1,800,000	0.75%, 09/02/2023(1)	1,799,498
6,200,000	1.20%, 09/02/2025(1)	6,130,537

		11,085,133

	Chemicals - 0.7%
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	983,280
3,225,000	4.63%, 11/15/2022	3,410,871
3,600,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	3,903,918
	LYB International Finance LLC
1,825,000	1.25%, 10/01/2025	1,823,211
1,500,000	2.88%, 05/01/2025	1,596,490
2,350,000	Nutrition & Biosciences, Inc. 1.23%, 10/01/2025(1)	2,332,955
48,000	Sherwin-Williams Co. 2.75%, 06/01/2022	49,037

		14,099,762

	Commercial Banks - 14.2%
	Banco Santander S.A.
1,600,000	3.13%, 02/23/2023	1,672,800
600,000	3.85%, 04/12/2023	637,986
	Bank of America Corp.
4,700,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(5)	4,695,082
6,000,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(5)	5,956,633
2,500,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 3 mo. USD SOFR + 1.150% thereafter)(5)	2,504,315
2,000,000	1.49%, 05/19/2024, (1.49% fixed rate until 05/19/2023; 3 mo. USD SOFR + 1.460% thereafter)(5)	2,033,534
2,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(5)	2,017,544
5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(5)	5,286,779
3,750,000	3.88%, 08/01/2025	4,180,807
4,225,000	Banque Federative du Credit Mutuel S.A. 0.65%, 02/27/2024(1)	4,225,634
	Barclays plc
4,425,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(5)	4,431,705
1,775,000	4.61%, 02/15/2023, (4.61% fixed rate until 02/15/2022; 3 mo. USD LIBOR + 1.400% thereafter)(5)	1,830,311
	BNP Paribas S.A.
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(5)	2,869,826
750,000	3.50%, 03/01/2023(1)	791,068
	BPCE S.A.
2,000,000	1.00%, 01/20/2026(1)	1,959,919

The accompanying notes are an integral part of these financial statements.

80

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.7% - (continued)
	Commercial Banks - 14.2% - (continued)
$4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(5)	$4,859,462
3,000,000	2.38%, 01/14/2025(1)	3,114,840
1,500,000	4.00%, 09/12/2023(1)	1,615,006
	Canadian Imperial Bank of Commerce
1,250,000	2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(5)	1,283,342
4,500,000	3.10%, 04/02/2024	4,806,277
1,755,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,905,130
	CIT Group, Inc.
1,620,000	5.00%, 08/15/2022	1,706,184
3,980,000	5.00%, 08/01/2023	4,323,275
	Citigroup, Inc.
5,000,000	0.78%, 10/30/2024, (0.78% fixed rate until 10/30/2023; 3 mo. USD SOFR + 0.686% thereafter)(5)	5,005,545
1,695,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(5)	1,699,899
3,550,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(5)	3,490,525
3,000,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(5)	3,027,645
4,500,000	2.90%, 12/08/2021	4,561,520
665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	667,124
3,550,000	Comerica, Inc. 3.70%, 07/31/2023	3,795,005
4,000,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	3,963,870
	Credit Agricole S.A.
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(5)	3,462,532
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(5)	2,846,416
735,000	3.75%, 04/24/2023(1)	782,137
	Credit Suisse Group AG
2,280,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(5)	2,219,626
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(5)	3,557,180
2,001,000	3.57%, 01/09/2023(1)	2,038,272
	Danske Bank A/S
3,000,000	1.17%, 12/08/2023, (1.17% fixed rate until 12/08/2022; 12 mo. USD CMT + 1.030% thereafter)(1)(5)	3,014,840
5,510,000	5.00%, 01/12/2022(1)	5,672,668
3,000,000	Deutsche Bank AG 2.22%, 09/18/2024, (2.22% fixed rate until 09/18/2023; 3 mo. USD SOFR + 2.159% thereafter)(5)	3,077,855
2,425,000	Discover Bank 2.45%, 09/12/2024	2,539,770
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,541,900
2,000,000	3.65%, 01/25/2024	2,154,663

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.7% - (continued)
	Commercial Banks - 14.2% - (continued)
	Goldman Sachs Group, Inc.
$1,250,000	0.86%, 02/12/2026, (0.86% fixed rate until 02/12/2025; 3 mo. USD SOFR + 0.609% thereafter)(5)	$1,238,822
2,360,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(5)	2,325,407
1,500,000	3.20%, 02/23/2023	1,572,521
2,500,000	3.63%, 02/20/2024	2,696,432
	HSBC Holdings plc
7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	7,397,311
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD LIBOR + 1.402% thereafter)(5)	3,666,788
2,135,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(5)	2,185,807
	ING Groep N.V.
2,470,000	1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(5)	2,490,942
2,000,000	4.10%, 10/02/2023	2,165,541
	Intesa Sanpaolo S.p.A.
1,955,000	3.13%, 07/14/2022(1)	2,007,094
2,000,000	3.25%, 09/23/2024(1)	2,133,710
1,675,000	3.38%, 01/12/2023(1)	1,745,845
	JP Morgan Chase & Co.
2,345,000	0.56%, 02/16/2025, (0.56% fixed rate until 02/16/2024; 3 mo. USD LIBOR + 1.420% thereafter)(5)	2,330,807
4,450,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0.695% thereafter)(5)	4,368,573
4,200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 3 mo. USD SOFR + 0.800% thereafter)(5)	4,136,062
3,000,000	1.51%, 06/01/2024, (1.51% fixed rate until 06/01/2023; 3 mo. USD SOFR + 1.455% thereafter)(5)	3,057,272
4,600,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(5)	4,797,241
3,750,000	3.90%, 07/15/2025	4,152,567
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(5)	2,307,248
3,000,000	3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD LIBOR + 1.023% thereafter)(1)(5)	3,118,050
2,000,000	Mizuho Financial Group, Inc. 2.72%, 07/16/2023, (2.72% fixed rate until 07/16/2022; 3 mo. USD LIBOR + 0.840% thereafter)(5)	2,056,119
	Morgan Stanley
2,000,000	0.71%, 01/20/2023, 3 mo. USD SOFR + 0.700%(3)	2,003,961
8,615,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(5)	8,602,034
3,425,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(5)	3,359,879

The accompanying notes are an integral part of these financial statements.

81

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.7% - (continued)
	Commercial Banks - 14.2% - (continued)
$3,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(5)	$3,011,305
2,675,000	4.00%, 07/23/2025	2,981,805
3,425,000	National Bank of Canada 0.55%, 11/15/2024, (0.55% fixed rate until 11/15/2023; 12 mo. USD CMT + 0.400% thereafter)(5)	3,413,180
	Regions Financial Corp.
1,500,000	2.25%, 05/18/2025	1,563,303
1,500,000	3.80%, 08/14/2023	1,608,194
3,900,000	Royal Bank of Canada 2.25%, 11/01/2024	4,093,495
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	3,253,210
3,530,000	3.70%, 03/28/2022	3,620,892
	Standard Chartered plc
770,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(1)(5)	772,543
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(5)	2,030,913
3,655,000	2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(5)	3,682,051
3,400,000	4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(5)	3,487,461
2,000,000	Truist Financial Corp. 1.20%, 08/05/2025	2,011,424
	UBS Group AG
4,230,000	1.01%, 07/30/2024, (1.01% fixed rate until 07/30/2023; 12 mo. USD CMT + 0.830% thereafter)(1)(5)	4,256,278
2,100,000	4.13%, 04/15/2026(1)	2,349,142
	UniCredit S.p.A.
3,250,000	3.75%, 04/12/2022(1)	3,340,043
3,035,000	6.57%, 01/14/2022(1)	3,152,074
	Wells Fargo & Co.
7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(5)	7,763,141
4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(5)	4,862,515

		265,995,453

	Commercial Mortgage-Backed Securities - 0.1%
2,000,000	DBJPM Mortgage Trust 1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(5)	2,007,228

	Commercial Services - 1.4%
	Equifax, Inc.
3,365,000	2.60%, 12/01/2024	3,561,203
1,035,000	3.30%, 12/15/2022	1,075,019
2,555,000	3.95%, 06/15/2023	2,732,799
	Global Payments, Inc.
9,000,000	1.20%, 03/01/2026	8,898,869
2,345,000	2.65%, 02/15/2025	2,473,605
1,500,000	4.00%, 06/01/2023	1,601,507
500,000	Howard University, (AGM Insured) 1.99%, 10/01/2025	501,800
2,750,000	IHS Markit Ltd. 4.13%, 08/01/2023	2,944,700
2,775,000	Sodexo, Inc. 1.63%, 04/16/2026(1)	2,780,720

		26,570,222

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.7% - (continued)
	Construction Materials - 0.5%
$6,100,000	Carrier Global Corp. 2.24%, 02/15/2025	$6,360,452
2,380,000	Lennox International, Inc. 1.35%, 08/01/2025	2,376,945

		8,737,397

	Diversified Financial Services - 2.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,000,000	1.75%, 01/30/2026	980,043
2,000,000	3.15%, 02/15/2024	2,101,434
910,000	3.30%, 01/23/2023	945,601
1,880,000	4.50%, 09/15/2023	2,024,008
	Air Lease Corp.
2,500,000	2.25%, 01/15/2023	2,564,512
2,700,000	2.63%, 07/01/2022	2,757,807
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,275,544
1,400,000	4.40%, 09/25/2023	1,501,403
	Aircastle Ltd.
3,050,000	5.25%, 08/11/2025(1)	3,377,704
2,690,000	Ally Financial, Inc. 3.88%, 05/21/2024	2,916,875
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	4,342,248
2,000,000	4.25%, 04/15/2026(1)	2,131,840
1,880,000	BOC Aviation Ltd. 1.25%, 05/03/2021, 3 mo. USD LIBOR + 1.050%(3)(6)	1,880,000
2,490,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	2,499,387
2,500,000	CNA Financial Corp. 7.25%, 11/15/2023	2,911,800
4,125,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	4,342,314
871,089	Marlette Funding Trust 1.02%, 09/16/2030(1)	872,130
	Synchrony Financial
2,135,000	2.85%, 07/25/2022	2,186,908
1,245,000	4.38%, 03/19/2024	1,355,910
	Western Union Co.
4,000,000	1.35%, 03/15/2026	3,962,267
4,925,000	2.85%, 01/10/2025	5,198,862

		52,128,597

	Electric - 2.2%
4,000,000	AES Corp. 1.38%, 01/15/2026(1)	3,932,392
2,500,000	Ameren Corp. 2.50%, 09/15/2024	2,631,100
1,700,000	CenterPoint Energy, Inc. 3.85%, 02/01/2024	1,842,758
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,503,242
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024	2,638,528
	Edison International
2,000,000	2.40%, 09/15/2022	2,039,955
2,750,000	2.95%, 03/15/2023	2,846,683
1,840,000	3.55%, 11/15/2024	1,980,183
395,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	395,638
1,500,000	Enel Finance International N.V. 4.25%, 09/14/2023(1)	1,619,416
3,760,000	Evergy, Inc. 2.45%, 09/15/2024	3,941,880
890,000	Eversource Energy 3.80%, 12/01/2023	958,749
970,000	FirstEnergy Corp. 3.35%, 07/15/2022	989,400
	Israel Electric Corp. Ltd.
1,300,000	6.88%, 06/21/2023(1)	1,457,431
410,000	6.88%, 06/21/2023(6)	459,651
1,850,000	ITC Holdings Corp. 2.70%, 11/15/2022	1,905,588
	Public Service Enterprise Group, Inc.
3,500,000	0.80%, 08/15/2025	3,425,839
3,410,000	2.88%, 06/15/2024	3,608,952
3,000,000	Southern Co. 2.35%, 07/01/2021	3,004,845

		42,182,230

	Electronics - 0.8%
4,850,000	Flex Ltd. 3.75%, 02/01/2026	5,266,924

The accompanying notes are an integral part of these financial statements.

82

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 53.7% - (continued)
		Electronics - 0.8% - (continued)
	$4,000,000	Jabil, Inc. 1.70%, 04/15/2026	$4,004,879
	870,000	Keysight Technologies, Inc. 4.55%, 10/30/2024	965,744
	5,325,000	Roper Technologies, Inc. 1.00%, 09/15/2025	5,278,869

			15,516,416

		Engineering & Construction - 0.1%
CAD	1,186,000	Heathrow Funding Ltd. 3.00%, 06/17/2021(6)	967,570

		Environmental Control - 0.1%
	$1,140,000	Republic Services, Inc. 0.88%, 11/15/2025	1,127,375

		Food - 0.5%
		Conagra Brands, Inc.
	1,200,000	3.25%, 09/15/2022	1,243,821
	3,325,000	4.30%, 05/01/2024	3,666,460
	1,850,000	Sysco Corp. 5.65%, 04/01/2025	2,163,137
	2,000,000	Tyson Foods, Inc. 4.50%, 06/15/2022	2,071,178

			9,144,596

		Gas - 0.4%
	975,000	East Ohio Gas Co. 1.30%, 06/15/2025(1)	978,174
	6,180,000	NiSource, Inc. 0.95%, 08/15/2025	6,104,942

			7,083,116

		Healthcare - Products - 0.3%
	2,260,000	Boston Scientific Corp. 3.45%, 03/01/2024	2,424,144
	2,870,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	3,092,998

			5,517,142

		Healthcare - Services - 1.2%
		Anthem, Inc.
	2,720,000	2.38%, 01/15/2025	2,852,976
	1,500,000	2.95%, 12/01/2022	1,557,154
	1,960,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	1,962,405
		CommonSpirit Health
	2,985,000	1.55%, 10/01/2025	3,009,532
	3,771,000	2.76%, 10/01/2024	3,990,791
	2,000,000	HCA, Inc. 4.75%, 05/01/2023	2,154,635
		Howard University
	1,965,000	2.42%, 10/01/2024	2,024,620
	655,000	2.52%, 10/01/2025	671,830
	1,685,000	2.74%, 10/01/2022	1,724,691
	1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,916,492
	1,590,000	UnitedHealth Group, Inc. 1.25%, 01/15/2026	1,603,367

			23,468,493

		Home Builders - 0.3%
		Lennar Corp.
	834,000	4.88%, 12/15/2023	912,162
	1,750,000	5.38%, 10/01/2022	1,859,463
	2,000,000	Toll Brothers Finance Corp. 5.88%, 02/15/2022	2,050,000

			4,821,625

		Insurance - 1.5%
	3,000,000	American International Group, Inc. 2.50%, 06/30/2025	3,160,994
	1,250,000	Assurant, Inc. 4.20%, 09/27/2023	1,349,240
	590,000	Brighthouse Financial Global Funding 1.00%, 04/12/2024(1)	590,865
		Equitable Financial Life Global Funding
	2,000,000	1.00%, 01/09/2026(1)	1,962,245
	2,020,000	1.40%, 07/07/2025(1)	2,029,667
	510,000	Equitable Holdings, Inc. 3.90%, 04/20/2023	541,735
	2,315,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	2,522,125

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.7% - (continued)
	Insurance - 1.5% - (continued)
$4,735,000	Pacific Life Global Funding 1.20%, 06/24/2025(1)	$4,749,972
785,000	Principal Life Global Funding 1.25%, 06/23/2025(1)	789,189
3,000,000	Radian Group, Inc. 6.63%, 03/15/2025	3,393,750
705,000	Trinity Acquisition plc 3.50%, 09/15/2021	711,005
3,485,000	Unum Group 4.50%, 03/15/2025	3,902,780
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,424,867

		28,128,434

	Internet - 0.2%
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,515,738
2,000,000	Netflix, Inc. 5.50%, 02/15/2022	2,072,500

		3,588,238

	Investment Company Security - 0.2%
3,700,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	3,677,594

	Iron/Steel - 0.4%
	Steel Dynamics, Inc.
395,000	2.40%, 06/15/2025	413,080
7,000,000	2.80%, 12/15/2024	7,405,887

		7,818,967

	IT Services - 1.3%
	Hewlett Packard Enterprise Co.
4,550,000	2.25%, 04/01/2023	4,687,223
1,250,000	3.50%, 10/05/2021	1,262,480
4,000,000	HP, Inc. 2.20%, 06/17/2025	4,159,268
5,775,000	IBM Corp. 3.00%, 05/15/2024	6,205,548
3,850,000	Leidos, Inc. 2.95%, 05/15/2023(1)	4,022,018
	Seagate HDD Cayman
3,150,000	4.75%, 06/01/2023	3,381,695
700,000	4.88%, 03/01/2024	756,000

		24,474,232

	Lodging - 0.9%
4,325,000	Genting New York LLC 3.30%, 02/15/2026(1)	4,310,203
5,090,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	5,337,657
	Marriott International, Inc.
1,565,000	2.13%, 10/03/2022(4)	1,595,563
1,500,000	2.30%, 01/15/2022	1,514,403
2,500,000	3.60%, 04/15/2024	2,662,934
2,300,000	MGM Resorts International 6.00%, 03/15/2023	2,461,000

		17,881,760

	Machinery - Diversified - 0.4%
995,000	CNH Industrial Capital LLC 4.38%, 04/05/2022	1,028,944
1,850,000	Otis Worldwide Corp. 2.06%, 04/05/2025	1,922,543
	Roper Technologies, Inc.
3,225,000	2.35%, 09/15/2024	3,385,837
1,500,000	3.65%, 09/15/2023	1,602,902

		7,940,226

	Media - 0.9%
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	2,602,764
3,185,000	Comcast Corp. 3.70%, 04/15/2024	3,472,207
	Cox Communications, Inc.
905,000	2.95%, 06/30/2023(1)	945,980
5,157,000	3.15%, 08/15/2024(1)	5,521,106
735,000	Fox Corp. 4.03%, 01/25/2024	797,380
4,125,000	Videotron Ltd. 5.00%, 07/15/2022	4,300,312

		17,639,749

	Mining - 0.0%
320,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	329,818

The accompanying notes are an integral part of these financial statements.

83

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.7% - (continued)
	Miscellaneous Manufacturing - 0.2%
$1,480,000	Parker-Hannifin Corp. 2.70%, 06/14/2024	$1,566,825
2,780,000	Siemens Financieringsmaatschappij N.V. 1.20%, 03/11/2026(1)	2,773,743

		4,340,568

	Office/Business Equipment - 0.2%
2,090,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	2,180,978
1,495,000	Xerox Corp. 4.07%, 03/17/2022	1,520,370

		3,701,348

	Oil & Gas - 3.2%
	Aker BP ASA
2,000,000	2.88%, 01/15/2026(1)	2,075,674
5,845,000	3.00%, 01/15/2025(1)	6,072,803
3,075,000	4.75%, 06/15/2024(1)	3,155,042
	Canadian Natural Resources Ltd.
1,250,000	2.05%, 07/15/2025	1,275,260
875,000	2.95%, 01/15/2023	907,641
3,000,000	Chevron USA, Inc. 3.90%, 11/15/2024	3,310,172
2,795,000	Cimarex Energy Co. 4.38%, 06/01/2024	3,045,039
5,000,000	Diamondback Energy, Inc. 0.90%, 03/24/2023	5,001,862
3,400,000	Eni S.p.A. 4.00%, 09/12/2023(1)	3,650,228
2,233,000	Hess Corp. 3.50%, 07/15/2024	2,361,633
3,000,000	Marathon Petroleum Corp. 4.50%, 05/01/2023	3,213,699
5,050,000	Occidental Petroleum Corp. 2.70%, 08/15/2022	5,081,562
4,530,000	Phillips 66 0.90%, 02/15/2024	4,535,394
5,920,000	Pioneer Natural Resources Co. 0.75%, 01/15/2024	5,922,060
1,310,000	Saudi Arabian Oil Co. 1.25%, 11/24/2023(1)	1,326,640
	Valero Energy Corp.
3,500,000	2.70%, 04/15/2023	3,638,655
4,360,000	2.85%, 04/15/2025	4,600,280

		59,173,644

	Packaging & Containers - 0.7%
	Berry Global, Inc.
2,950,000	0.95%, 02/15/2024(1)	2,942,507
5,200,000	1.57%, 01/15/2026(1)	5,153,616
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,397,223

		12,493,346

	Pharmaceuticals - 1.8%
5,000,000	AbbVie, Inc. 2.60%, 11/21/2024	5,293,658
5,000,000	AstraZeneca plc 0.70%, 04/08/2026	4,855,829
	Bayer U.S. Finance LLC
2,000,000	3.50%, 06/25/2021(1)	2,003,983
1,400,000	3.88%, 12/15/2023(1)	1,505,104
1,129,000	Cigna Corp. 3.75%, 07/15/2023	1,205,412
1,060,000	CVS Health Corp. 2.63%, 08/15/2024	1,123,889
	Elanco Animal Health, Inc.
4,075,000	4.91%, 08/27/2021	4,112,775
2,560,000	5.27%, 08/28/2023	2,745,600
	Teva Pharmaceutical Finance Netherlands B.V.
4,850,000	2.20%, 07/21/2021	4,850,000
6,400,000	2.80%, 07/21/2023	6,336,832
755,000	Upjohn, Inc. 1.65%, 06/22/2025(1)	762,317

		34,795,399

	Pipelines - 2.1%
	Energy Transfer Operating L.P.
1,870,000	2.90%, 05/15/2025	1,962,057
1,130,000	4.20%, 09/15/2023	1,208,471
2,150,000	4.50%, 04/15/2024	2,361,002
935,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	979,272
7,500,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	7,646,112

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.7% - (continued)
	Pipelines - 2.1% - (continued)
	MPLX L.P.
$2,160,000	1.75%, 03/01/2026	$2,172,199
240,000	3.50%, 12/01/2022	249,977
1,575,000	ONEOK, Inc. 5.85%, 01/15/2026	1,854,590
5,200,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024	5,409,903
	Western Midstream Operating L.P.
750,000	4.00%, 07/01/2022	767,812
5,725,000	4.35%, 02/01/2025	6,052,241
	Williams Cos., Inc.
3,000,000	3.60%, 03/15/2022	3,066,175
4,500,000	4.30%, 03/04/2024	4,901,494

		38,631,305

	Real Estate - 0.0%
780,000	Progress Residential Trust 1.05%, 04/17/2038(1)	762,458

	Real Estate Investment Trusts - 2.9%
	American Tower Corp.
905,000	1.30%, 09/15/2025	906,460
3,250,000	1.60%, 04/15/2026	3,264,659
1,750,000	3.00%, 06/15/2023	1,837,897
2,350,000	3.38%, 05/15/2024	2,525,080
3,890,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	4,211,551
	Crown Castle International Corp.
4,150,000	1.05%, 07/15/2026	4,044,582
1,500,000	3.15%, 07/15/2023	1,581,363
	Equinix, Inc.
5,500,000	1.00%, 09/15/2025	5,422,347
2,000,000	1.25%, 07/15/2025	1,996,641
5,715,000	Federal Realty Investment Trust 1.25%, 02/15/2026	5,691,991
	SBA Tower Trust
1,010,000	0.00%, 11/15/2026	1,010,000
1,390,000	1.88%, 01/15/2026(1)	1,411,952
1,745,000	2.84%, 01/15/2025(1)	1,838,802
1,760,000	3.17%, 04/11/2022(1)	1,764,294
4,020,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	4,374,303
3,325,000	Simon Property Group L.P. 3.50%, 09/01/2025	3,630,656
3,700,000	Ventas Realty L.P. 2.65%, 01/15/2025	3,897,876
2,000,000	WEA Finance LLC 3.15%, 04/05/2022(1)	2,035,407
2,000,000	Welltower, Inc. 3.63%, 03/15/2024	2,159,327

		53,605,188

	Retail - 0.7%
6,200,000	7-Eleven, Inc. 0.80%, 02/10/2024(1)	6,190,266
2,350,000	CVS Health Corp. 2.13%, 06/01/2021	2,351,222
1,790,000	Dollar Tree, Inc. 3.70%, 05/15/2023	1,899,603
2,865,000	Nordstrom, Inc. 2.30%, 04/08/2024(1)	2,875,145

		13,316,236

	Savings & Loans - 0.1%
1,400,000	Nationwide Building Society 3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181% thereafter)(1)(5)	1,442,294

	Semiconductors - 0.8%
	Broadcom, Inc.
1,563,000	3.46%, 09/15/2026	1,694,441
1,500,000	3.63%, 10/15/2024	1,630,650
2,375,000	Marvell Technology, Inc. 1.65%, 04/15/2026(1)	2,366,924
	Microchip Technology, Inc.
5,915,000	0.97%, 02/15/2024(1)	5,907,276
2,400,000	2.67%, 09/01/2023(1)	2,502,769

The accompanying notes are an integral part of these financial statements.

84

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.7% - (continued)
	Semiconductors - 0.8% - (continued)
$860,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	$954,227

		15,056,287

	Software - 0.6%
	Fidelity National Information Services, Inc.
2,720,000	0.60%, 03/01/2024	2,714,130
3,000,000	1.15%, 03/01/2026	2,968,671
1,380,000	Fiserv, Inc. 3.80%, 10/01/2023	1,483,050
3,425,000	Oracle Corp. 1.65%, 03/25/2026	3,458,120

		10,623,971

	Telecommunications - 1.9%
4,500,000	AT&T, Inc. 1.70%, 03/25/2026	4,520,207
5,500,000	Nokia Oyj 3.38%, 06/12/2022	5,649,600
4,500,000	Sprint Communications, Inc. 6.00%, 11/15/2022	4,802,670
3,565,000	Sprint Corp. 7.25%, 09/15/2021	3,640,578
1,161,875	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 09/20/2021(1)	1,169,137
2,000,000	T-Mobile USA, Inc. 3.50%, 04/15/2025(1)	2,168,760
3,450,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	3,768,090
2,000,000	Telefonica Emisiones S.A. 4.57%, 04/27/2023	2,153,920
	Verizon Communications, Inc.
3,000,000	0.80%, 03/20/2026, 3 mo. USD LIBOR + 0.790%(3)	3,049,920
1,000,000	0.85%, 11/20/2025	986,264
3,000,000	1.45%, 03/20/2026	3,013,640

		34,922,786

	Toys/Games/Hobbies - 0.1%
1,750,000	Hasbro, Inc. 2.60%, 11/19/2022	1,804,212

	Transportation - 0.9%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,968,676
1,500,000	2.70%, 03/14/2023(1)	1,554,322
1,425,000	2.70%, 11/01/2024(1)	1,504,121
2,065,000	3.45%, 07/01/2024(1)	2,223,523
1,250,000	3.90%, 02/01/2024(1)	1,346,192
2,000,000	4.13%, 08/01/2023(1)	2,147,112
4,450,000	TTX Co. 3.60%, 01/15/2025(1)	4,854,466

		16,598,412

	Trucking & Leasing - 0.9%
2,650,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	2,769,518
2,950,000	Avolon Holdings Funding Ltd. 5.13%, 10/01/2023(1)	3,171,137
	DAE Funding LLC
1,450,000	2.63%, 03/20/2025(1)	1,463,920
5,275,000	5.25%, 11/15/2021(1)	5,347,531
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,737,939
1,430,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	1,416,758
300,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)	313,541

		17,220,344

	Total Corporate Bonds (cost $981,124,786)	$1,006,837,605

FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
	Qatar - 0.1%
1,960,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	$2,087,400

	Total Foreign Government Obligations (cost $1,946,711)	$2,087,400

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 0.7%
		General - 0.3%
	$4,620,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	$4,663,019

		General Obligation - 0.2%
	2,805,000	Cook County, IL, GO 4.74%, 11/15/2022	2,864,081

		Higher Education - 0.1%
	2,630,000	Chicago, IL, Board of Education, GO 5.28%, 12/01/2022	2,777,062

		Transportation - 0.1%
	1,750,000	Alameda Corridor, CA, Transportation Auth, (NATL Insured) 0.00%, 10/01/2022(7)(8)	1,720,294
	1,000,000	Chicago, IL, Transit Auth 2.06%, 12/01/2024	1,022,465

			2,742,759

		Total Municipal Bonds (cost $12,728,855)	$13,046,921

SENIOR FLOATING RATE INTERESTS - 18.8%(9)
		Advertising - 0.1%
	992,623	Clear Channel Outdoor Holdings, Inc. 3.69%, 08/21/2026, 3 mo. USD LIBOR + 3.500%	$960,640
	1,230,000	E2open LLC 4.00%, 10/29/2027, 3 mo. USD LIBOR + 3.500%	1,226,544

			2,187,184

		Aerospace/Defense - 0.5%
	3,102,225	Great Outdoors Group LLC 5.00%, 03/06/2028, 6 mo. USD LIBOR + 4.250%	3,112,897
	354,113	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	356,768
	3,723,630	TransDigm, Inc. 2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	3,675,409
	1,215,074	Tronox Finance LLC 2.66%, 03/13/2028, 3 mo. USD LIBOR + 2.250%	1,203,142
	480,000	Watlow Electric Manufacturing Co. 0.00%, 03/02/2028(10)	479,400

			8,827,616

		Airlines - 0.2%
	1,175,000	AAdvantage Loyalty IP Ltd. 0.00%, 04/20/2028(10)	1,207,312
	293,563	JetBlue Airways Corp. 6.25%, 06/17/2024, 3 mo. USD LIBOR + 5.250%	301,110
	943,063	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 6 mo. USD LIBOR + 3.000%	910,942
	455,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	485,226
	1,195,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,254,308

			4,158,898

		Apparel - 0.1%
	1,555,000	Birkenstock GmbH & Co. KG 0.00%, 04/26/2028(10)	1,550,148

		Asset-Backed - Finance & Insurance - 0.3%
EUR	1,290,000	Bellis Acquisition Co. plc 2.75%, 02/12/2026, 6 mo. EURIBOR + 2.750%	1,547,304
	$219,020	By Crown Parent LLC 4.00%, 02/02/2026, 1 mo. USD LIBOR + 3.000%	218,746
	1,800,000	Fleetcor Technologies Operating Co. LLC 0.00%, 04/21/2028(10)	1,791,000
	1,745,000	Jazz Financing Lux S.a.r.l. 0.00%, 04/22/2028(10)	1,748,630
	795,000	PAI Holdco, Inc. 4.50%, 10/28/2027, 3 mo. USD LIBOR + 3.750%	793,513

			6,099,193

The accompanying notes are an integral part of these financial statements.

85

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
		Auto Manufacturers - 0.1%
	$1,437,034	Navistar International Corp. 3.61%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	$1,435,237

		Auto Parts & Equipment - 0.4%
	1,315,000	Adient U.S. LLC 0.00%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(10)	1,313,027
	608,209	Altra Industrial Motion Corp. 2.11%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	604,219
		Clarios Global L.P.
EUR	2,013,890	3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	2,401,103
	$1,487,121	3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	1,470,763
	566,593	First Brands 6.00%, 03/30/2027, 3 mo. USD LIBOR + 5.000%	568,956
	415,000	Truck Hero, Inc. 4.50%, 01/31/2028, 1 mo. USD LIBOR + 3.750%	413,917

			6,771,985

		Beverages - 0.2%
	612,500	Sunshine Investments B.V. 3.20%, 03/28/2025, 3 mo. USD LIBOR + 3.000%	609,180
	2,260,200	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	2,259,138

			2,868,318

		Chemicals - 0.4%
	929,049	Axalta Coating Systems U.S. Holdings, Inc. 1.95%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	922,667
EUR	1,227,702	CeramTec AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	1,441,746
	$839,246	CMC Materials, Inc. 2.13%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	838,196
	669,665	Element Solutions, Inc. 2.11%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	666,524
	736,875	Hexion, Inc. 3.71%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	735,342
	490,000	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 3 mo. USD LIBOR + 2.750%	487,550
	251,167	Minerals Technologies, Inc. 3.00%, 02/14/2024, 2 mo. USD LIBOR + 2.250%	251,481
		Starfruit Finco B.V
	$334,129	2.87%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	329,952
EUR	141,620	3.00%, 10/01/2025, 1 mo. EURIBOR + 3.000%	169,561
		Univar, Inc.
	$330,813	2.11%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	329,099
	582,409	2.36%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	580,953
	809,250	WR Grace & Co. 1.95%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	803,181

			7,556,252

		Commercial Services - 2.1%
		AlixPartners LLP
	1,930,000	3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	1,920,659
EUR	200,000	3.25%, 02/04/2028, 3 mo. EURIBOR + 3.250%	239,887
	$935,133	Allied Universal Holdco LLC 4.36%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	932,692

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
		Commercial Services - 2.1% - (continued)
		Amentum Government Services Holdings LLC
	$635,200	3.61%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	$630,118
	1,580,000	5.50%, 01/29/2027, 3 mo. USD LIBOR + 4.750%	1,582,639
	1,405,000	Aramark Services, Inc. 2.61%, 04/06/2028, 3 mo. USD LIBOR + 2.500%	1,397,975
	385,125	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	381,516
EUR	2,495,000	Biogroup-LCD 0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(10)	2,980,625
	$1,985,879	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	1,958,851
	818,448	BrightView Landscapes LLC 2.63%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	814,356
		Deerfield Dakota Holding LLC
	2,774,038	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	2,777,505
EUR	1,985,000	5.00%, 04/09/2027, 1 mo. EURIBOR + 4.000%	2,390,188
	$4,978,610	Dun & Bradstreet Corp. 3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	4,949,037
	464,221	Fly Funding S.a.r.l. 1.95%, 08/11/2025, 3 mo. USD LIBOR + 1.750%	454,937
	1,638,100	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	1,638,100
	512,200	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	504,517
EUR	925,000	LGC Group Holdings Ltd. 2.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	1,097,490
	$1,962,849	Quikrete Holdings, Inc. 2.61%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	1,942,396
EUR	465,797	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	557,108
	$1,303,678	Trans Union LLC 1.86%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	1,293,536
	478,938	U.S. Ecology Holdings, Inc. 2.61%, 11/01/2026, 1 mo. USD LIBOR + 2.500%	478,641
	3,524,625	United Rentals, Inc. 1.86%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	3,533,472
		Verisure Holding AB
EUR	3,280,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(10)	3,928,591
	1,510,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	1,809,806

			40,194,642

		Construction Materials - 0.3%
	$156,964	Advanced Drainage Systems, Inc. 2.38%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	156,834
		Cornerstone Building Brands, Inc.
	605,385	0.00%, 04/12/2028(10)	599,331
	1,272,293	3.86%, 04/12/2025, 1 mo. USD LIBOR + 3.750%	1,259,570
	658,222	Hamilton Holdco LLC 2.21%, 01/02/2027, 3 mo. USD LIBOR + 2.000%	650,541
	1,000,000	Installed Building Products, Inc. 2.36%, 04/15/2025, 1 mo. USD LIBOR + 2.250%	990,000
	987,245	Jeld-Wen, Inc. 2.11%, 12/14/2024, 1 mo. USD LIBOR + 2.000%	979,841
	1,135,000	Tecta America Corp. 0.00%, 04/01/2028(10)	1,126,487

			5,762,604

The accompanying notes are an integral part of these financial statements.

86

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
		Distribution/Wholesale - 0.1%
	$2,561,000	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	$2,537,951

		Diversified Financial Services - 0.2%
	1,619,937	Crown Finance U.S., Inc. 3.50%, 02/28/2025, 6 mo. USD LIBOR + 2.500%	1,387,509
	479,500	Delos Finance S.a.r.l. 1.95%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	478,728
EUR	621,771	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	745,916
	$2,004,380	Russell Investments U.S. Inst’l Holdco, Inc. 4.50%, 05/30/2025, 6 mo. USD LIBOR + 3.000%	1,981,831

			4,593,984

		Electric - 0.0%
	852,863	ExGen Renewables LLC 3.75%, 12/15/2027, 3 mo. USD LIBOR + 2.750%	852,649

		Electrical Components & Equipment - 0.4%
	1,871,610	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	1,849,151
	758,100	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	753,931
	2,325,000	Virgin Media Bristol LLC 2.62%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	2,304,656
EUR	1,400,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 6 mo. EURIBOR + 2.500%	1,672,630

			6,580,368

		Energy - Alternate Sources - 0.1%
	$1,501,721	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	1,468,743
	451,112	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	446,281

			1,915,024

		Engineering & Construction - 0.2%
	1,635,000	ADMI Corp. 3.25%, 12/23/2027, 1 mo. USD LIBOR + 2.750%	1,620,350
	1,925,000	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,870,003

			3,490,353

		Entertainment - 0.1%
	681,575	Banijay Entertainment S.A.S 3.86%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	676,749
	262,832	Crown Finance U.S., Inc. 0.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%(10)	329,292
	994,872	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	979,760

			1,985,801

		Environmental Control - 0.1%
	1,698,910	Clean Harbors, Inc. 1.86%, 06/28/2024, 1 mo. USD LIBOR + 1.750%	1,699,267
EUR	397,765	Fluidra S.A. 2.00%, 07/02/2025, 1 mo. EURIBOR + 2.000%	478,093

			2,177,360

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
		Food - 0.5%
	$1,719,688	B&G Foods, Inc. 2.61%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	$1,716,111
		Froneri International Ltd.
	947,838	2.36%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	933,269
EUR	1,015,000	2.63%, 01/29/2027, 6 mo. EURIBOR + 2.625%	1,206,787
	$801,720	Hostess Brands LLC 3.00%, 08/03/2025, 3 mo. USD LIBOR + 2.250%	797,711
		U.S. Foods, Inc.
	1,825,924	1.86%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	1,804,086
	1,162,300	2.11%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	1,138,566
	798,000	UTZ Quality Foods LLC 3.11%, 01/20/2028, 1 mo. USD LIBOR + 3.000%	797,002

			8,393,532

		Food Service - 0.1%
	347,013	8th Avenue Food & Provisions, Inc. 3.61%, 10/01/2025, 1 mo. USD LIBOR + 3.500%	346,290
		Aramark Services, Inc.
	554,934	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	546,910
	1,009,800	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	994,027
	228,538	CHG PPC Parent LLC 2.86%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	225,681

			2,112,908

		Gas - 0.0%
		Messer Industries GmbH
EUR	115,278	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	138,160
	$564,942	2.70%, 03/01/2026, 3 mo. USD LIBOR + 2.250%	558,727

			696,887

		Hand/Machine Tools - 0.1%
	1,467,625	White Cap Buyer LLC 4.50%, 10/19/2027, 3 mo. USD LIBOR + 4.000%	1,466,554

		Healthcare - Products - 0.3%
		Avantor Funding, Inc.
	137,277	3.00%, 11/21/2024, 1 mo. USD LIBOR + 2.000%	137,071
	2,728,163	3.25%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	2,727,480
	566,424	Surf Holdings LLC 3.68%, 03/05/2027, 3 mo. USD LIBOR + 3.500%	560,630
	1,660,000	WW International, Inc. 0.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(10)	1,658,755

			5,083,936

		Healthcare - Services - 1.1%
		Agiliti Health, Inc.
	675,689	0.00%, 01/04/2026, 1 mo. USD LIBOR + 2.750%(10)	670,622
	382,941	2.88%, 01/04/2026, 1 mo. USD LIBOR + 2.750%	379,111
	697,575	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	697,282
	322,498	CPI Holdco LLC 4.11%, 11/04/2026, 1 mo. USD LIBOR + 4.000%	322,498
EUR	950,000	Elsan SAS 0.00%, 02/05/2028(10)	1,140,173

The accompanying notes are an integral part of these financial statements.

87

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
		Healthcare - Services - 1.1% - (continued)
	$656,900	Emerald TopCo, Inc. 3.61%, 07/24/2026, 3 mo. USD LIBOR + 3.500%	$650,495
	1,097,465	Ensemble RCM LLC 3.94%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	1,094,128
	808,869	Envision Healthcare Corp. 3.86%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	676,546
	314,209	eResearchTechnology, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 4.500%(10)	314,733
	1,531,766	EyeCare Partners LLC 3.86%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	1,511,286
	697,790	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	695,752
	735,000	Insulet Corp. 0.00%, 04/29/2028(10)	735,919
EUR	578,638	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	694,317
	$706,030	MED ParentCo L.P. 4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	702,323
	1,480,834	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	1,472,512
	1,875,000	Organon & Co. 0.00%, 04/07/2028, 1 mo. USD LIBOR + 3.000%(10)	1,869,525
	610,000	Packaging Coordinators Midco, Inc. 4.50%, 11/30/2027, 3 mo. USD LIBOR + 3.750%	609,622
	990,393	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	983,787
	1,995,000	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	1,990,013
		Surgery Center Holdings, Inc.
	945,000	0.00%, 08/31/2026(10)	941,012
	1,122,145	4.25%, 09/03/2024, 1 mo. USD LIBOR + 3.750%	1,117,410
	497,800	Syneos Health, Inc. 1.86%, 08/01/2024, 1 mo. USD LIBOR + 1.750%	495,934
	1,505,350	Universal Health Services, Inc. 1.86%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	1,500,337

			21,265,337

		Household Products - 0.2%
	1,343,080	Diamond (BC) B.V. 3.19%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	1,336,364
	786,253	Reynolds Consumer Products LLC 1.86%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	781,536
	972,563	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	971,648

			3,089,548

		Insurance - 0.9%
	2,202,089	Acrisure LLC 3.70%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	2,165,380
	490,000	Alliant Holdings Intermediate LLC 0.00%, 10/08/2027(10)	489,456
		Asurion LLC
	1,257,626	3.11%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,254,218
	2,826,901	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	2,806,152
	875,000	3.36%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	868,254
	1,055,000	5.36%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	1,069,506

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
	Insurance - 0.9% - (continued)
$473,813	Camelot U.S. Acquisition 1 Co. 4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	$473,813
	Hub International Ltd.
1,346,913	3.18%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	1,328,271
533,260	4.00%, 04/25/2025, 3 mo. USD LIBOR + 3.250%	532,428
687,492	Hyperion Insurance Group Ltd. 4.75%, 11/12/2027, 1 mo. USD LIBOR + 3.750%	686,633
402,598	NFP Corp. 3.36%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	396,615
988,629	Ryan Specialty Group LLC 3.75%, 09/01/2027, 1 mo. USD LIBOR + 3.000%	986,157
	Sedgwick Claims Management Services, Inc.
1,748,293	3.36%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	1,722,296
1,650,824	3.86%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	1,641,250
337,450	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	337,521

		16,757,950

	Investment Company Security - 0.0%
528,440	FinCo LLC 2.61%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	526,570

	IT Services - 0.4%
1,970,000	Endure Digital, Inc. 4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	1,949,078
	Science Applications International Corp.
1,847,625	1.99%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	1,839,662
1,590,667	1.99%, 03/12/2027, 1 mo. USD LIBOR + 1.875%	1,583,716
1,650,817	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	1,648,060

		7,020,516

	Leisure Time - 0.6%
	Caesars Resort Collection LLC
2,925,127	2.86%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	2,891,108
746,250	4.61%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	747,959
560,763	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	576,884
2,733,990	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	2,715,426
1,630,850	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	1,615,895
1,201,988	IRB Holding Corp. 4.25%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	1,198,610
894,227	Penn National Gaming, Inc. 3.00%, 10/15/2025, 1 mo. USD LIBOR + 2.250%	889,202
899,296	UFC Holdings LLC 3.75%, 04/29/2026, 6 mo. USD LIBOR + 3.000%	895,501

		11,530,585

	Lodging - 0.3%
1,377,672	Boyd Gaming Corp. 2.34%, 09/15/2023, 1 mo. USD LIBOR + 2.250%	1,374,654
468,631	CityCenter Holdings LLC 3.00%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	463,007
978,206	Four Seasons Hotels Ltd. 2.11%, 11/30/2023, 1 mo. USD LIBOR + 2.000%	975,486

The accompanying notes are an integral part of these financial statements.

88

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
		Lodging - 0.3% - (continued)
	$974,847	Hilton Worldwide Finance LLC 1.86%, 06/22/2026, 1 mo. USD LIBOR + 1.750%	$965,508
	1,494,877	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	1,472,110

			5,250,765

		Machinery - Construction & Mining - 0.1%
	960,000	Brown Group Holding LLC 0.00%, 04/27/2028(10)	954,902
EUR	850,000	Concorde Midco Ltd. 0.00%, 03/01/2028(10)	1,021,657
	616,118	Pro Mach Group, Inc. 4.50%, 03/07/2025, 3 mo. USD LIBOR + 3.500%	614,578

			2,591,137

		Machinery - Diversified - 0.1%
	$875,600	Filtration Group Corp. 4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%	874,505
		Gardner Denver, Inc.
	972,558	1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	959,186
	342,413	2.86%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	341,628
EUR	280,000	Vertical Midco GmbH 4.25%, 07/29/2027, 6 mo. EURIBOR + 4.250%	337,997

			2,513,316

		Media - 1.9%
		Adevinta ASA
	800,000	0.00%, 04/20/2028, 3 mo. EURIBOR + 3.250%(10)	961,877
	$550,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.750%(10)	549,142
	1,236,900	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	1,235,997
	839,550	Altice Financing S.A. 2.95%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	821,500
EUR	370,000	Banijay Entertainment S.A.S 3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	444,321
	$2,845,000	Cable One, Inc. 0.00%, 04/30/2028(10)	2,841,444
	1,607,015	Charter Communications Operating LLC 1.87%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,598,723
		CSC Holdings LLC
	909,600	2.37%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	898,257
	1,221,875	2.37%, 01/15/2026, 1 mo. USD LIBOR + 2.250%	1,207,469
	1,089,274	2.62%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,082,009
		E.W. Scripps Co.
	695,853	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	691,393
	877,800	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	875,746
	1,193,748	Gray Television, Inc. 2.62%, 01/02/2026, 1 mo. USD LIBOR + 2.500%	1,184,962
	679,688	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	678,471
	821,127	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	820,101
	1,051,987	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	1,050,230

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
		Media - 1.9% - (continued)
	$288,381	NASCAR Holdings, Inc. 2.86%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	$286,258
		Nexstar Broadcasting, Inc.
	252,848	2.36%, 01/17/2024, 1 mo. USD LIBOR + 2.250%	251,652
	1,915,296	2.62%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	1,905,489
		Nielsen Finance LLC
EUR	549,983	3.75%, 06/04/2025, 1 mo. EURIBOR + 3.750%	662,539
	$168,245	4.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	168,442
	705,600	Numericable Group S.A. 2.94%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	690,310
	879,464	Sinclair Television Group, Inc. 2.62%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	867,099
	1,367,722	Terrier Media Buyer, Inc. 3.61%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	1,356,178
		UPC Broadband Holding B.V.
EUR	1,250,000	0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(10)	1,498,890
	780,000	3.50%, 01/31/2029, 6 mo. EURIBOR + 3.500%	935,308
	$2,223,076	3.61%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	2,202,936
	2,230,000	UPC Financing Partnership 0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(10)	2,209,796
	1,323,358	Vertical U.S. Newco, Inc. 4.48%, 07/30/2027, 6 mo. USD LIBOR + 4.250%	1,325,012
		Virgin Media Bristol LLC
	585,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(10)	583,684
EUR	800,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(10)	961,203
	1,310,000	Ziggo B.V. 3.00%, 01/31/2029, 6 mo. EURIBOR + 3.000%	1,564,537
	$1,345,000	Ziggo Financing Partnership 2.62%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,330,245

			35,741,220

		Metal Fabricate/Hardware - 0.2%
	769,188	Cardtronics USA, Inc. 5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	768,418
	1,163,936	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	1,157,535
	1,400,240	Rexnord LLC 1.86%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	1,397,985

			3,323,938

		Miscellaneous Manufacturing - 0.3%
	1,054,709	Core & Main L.P. 3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	1,050,406
	680,598	H.B. Fuller Co. 2.12%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	678,815
	1,232,550	Ingersoll-Rand Services Co. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,215,602
	505,988	Momentive Performance Materials USA LLC 3.37%, 05/15/2024, 1 mo. USD LIBOR + 3.250%	499,875
	578,719	Tamko Building Products LLC 3.11%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	573,655

The accompanying notes are an integral part of these financial statements.

89

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
	Miscellaneous Manufacturing - 0.3% - (continued)
$1,694,084	USI, Inc. 3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	$1,675,026

		5,693,379

	Oil & Gas - 0.1%
732,614	Buckeye Partners, L.P. 2.36%, 11/01/2026, 3 mo. USD LIBOR + 2.250%	729,346
765,375	NorthRiver Midstream Finance L.P. 3.45%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	752,616
651,580	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	650,968

		2,132,930

	Oil & Gas Services - 0.2%
643,526	Lower Cadence Holdings LLC 4.11%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	633,069
2,245,013	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,236,594

		2,869,663

	Packaging & Containers - 0.6%
	Berlin Packaging LLC
989,451	3.12%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	974,767
1,850,000	3.75%, 03/05/2028, 3 mo. USD LIBOR + 3.250%	1,829,761
211,266	Berry Global, Inc. 1.86%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	209,351
	Flex Acquisition Co., Inc.
985,954	3.45%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	970,061
1,823,540	4.00%, 02/23/2028, 3 mo. USD LIBOR + 3.500%	1,802,769
920,000	NIC Acquisition Corp. 4.50%, 12/29/2027, 6 mo. USD LIBOR + 3.750%	919,430
1,295,000	Proampac PG Borrower LLC 5.00%, 11/03/2025, 3 mo. USD LIBOR + 4.000%	1,296,904
822,861	Reynolds Group Holdings, Inc. 2.86%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	820,689
	TricorBraun Holdings, Inc.
359,908	1.70%, 03/03/2028, 3 mo. USD LIBOR + 3.250%(11)	356,259
1,600,092	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	1,583,867

		10,763,858

	Pharmaceuticals - 0.6%
	Bausch Health Cos., Inc.
993,750	2.86%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	990,650
802,750	3.11%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	801,193
5,131,202	Elanco Animal Health, Inc. 1.87%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	5,057,004
1,439,621	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/27/2028, 1 mo. USD LIBOR + 5.000%	1,400,031
1,850,000	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	1,843,063
524,008	IQVIA, Inc. 1.86%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	522,174

		10,614,115

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
		Real Estate - 0.2%
	$488,750	Belron Finance U.S. LLC 2.50%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	$485,695
EUR	1,075,000	Boels Topholding B.V. 4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	1,294,616
	$1,345,909	VICI Properties LLC 1.86%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	1,331,185

			3,111,496

		Retail - 1.1%
	1,772,491	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,743,404
		Beacon Roofing Supply, Inc.
	1,849,440	0.00%, 04/23/2028, 1 mo. USD LIBOR + 2.500%(10)	1,842,505
	154,567	2.36%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	153,859
	790,000	Belron Finance U.S. LLC 0.00%, 04/13/2028(10)	786,050
EUR	640,000	Blitz GmbH 0.00%, 02/12/2028, 1 mo. USD LIBOR + 3.500%(10)	767,616
	$331,650	Buzz Merger Sub Ltd. 2.86%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	329,163
	947,110	Coty, Inc. 2.36%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	906,271
	875,000	EG Group Ltd. 0.00%, 03/10/2026(10)	868,437
	1,910,000	Foundation Building Materials Holding Co. LLC 3.75%, 02/03/2028, 3 mo. USD LIBOR + 3.250%	1,892,886
	1,543,776	Harbor Freight Tools USA, Inc. 3.75%, 10/19/2027, 1 mo. USD LIBOR + 3.000%	1,542,001
	472,814	IRB Holding Corp. 3.75%, 02/05/2025, 6 mo. USD LIBOR + 2.750%	469,022
	1,741,747	KFC Holding Co. 1.87%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	1,740,876
		LBM Acquisition LLC
	273,504	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(10)(11)	272,744
	1,230,769	4.50%, 12/17/2027, 3 mo. USD LIBOR + 3.750%	1,227,348
	1,725,675	Les Schwab Tire Centers 4.25%, 11/02/2027, 6 mo. USD LIBOR + 3.500%	1,724,243
	1,750,000	Michaels Cos., Inc. 0.00%, 04/15/2028(10)	1,741,617
	1,365,000	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	1,356,278
	1,150,000	PetSmart, Inc. 4.50%, 02/12/2028, 3 mo. USD LIBOR + 3.750%	1,152,300
	996,316	Staples, Inc. 5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	973,152

			21,489,772

		Semiconductors - 0.1%
	552,813	Entegris, Inc. 2.11%, 11/06/2025, 1 mo. USD LIBOR + 2.000%	551,950
	562,159	ON Semiconductor Corp. 2.11%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	560,753

			1,112,703

		Software - 1.8%
	1,425,381	Aristocrat Technologies, Inc. 1.94%, 10/19/2024, 3 mo. USD LIBOR + 1.750%	1,415,760
	485,000	Athenahealth, Inc. 4.45%, 02/11/2026, 3 mo. USD LIBOR + 4.250%	486,212
	809,487	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	809,560

The accompanying notes are an integral part of these financial statements.

90

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
	Software - 1.8% - (continued)
$1,588,888	CDW LLC 1.87%, 10/13/2026, 1 mo. USD LIBOR + 1.750%	$1,590,540
1,027,426	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 3 mo. USD LIBOR + 2.500%	1,025,793
2,458,517	DCert Buyer, Inc. 4.11%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	2,454,755
541,588	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	540,478
996,263	EVO Payments International LLC 3.37%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	992,278
1,012,231	Finastra USA, Inc. 4.50%, 06/13/2024, 6 mo. USD LIBOR + 3.500%	993,890
	Go Daddy Operating Co. LLC
1,110,627	1.86%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,101,186
967,688	2.11%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	960,778
1,597,049	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,597,544
1,100,000	Ingram Micro, Inc. 0.00%, 03/31/2028(10)	1,100,000
143,728	MA Finance Co. LLC 2.86%, 06/21/2024, 1 mo. USD LIBOR + 2.750%	141,797
208,947	Navicure, Inc. 4.11%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	207,903
	Peraton Holding Corp.
1,173,311	0.00%, 02/01/2028(10)	1,171,844
666,689	4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	665,856
1,580,000	Playtika Holding Corp. 0.00%, 03/13/2028(10)	1,570,915
125,000	Press Ganey Holdings, Inc. 0.00%, 07/24/2026(10)	124,740
2,035,000	RealPage, Inc. 0.00%, 04/24/2028(10)	2,024,581
970,634	Seattle Spinco, Inc. 2.86%, 06/21/2024, 1 mo. USD LIBOR + 2.750%	957,588
780,000	Signal Parent, Inc. 0.00%, 03/25/2028(10)	771,716
272,826	SS&C European Holdings S.a.r.l. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	269,443
1,874,719	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,852,331
	Ultimate Software Group, Inc.
635,325	3.86%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	635,261
1,547,484	4.00%, 05/04/2026, 3 mo. USD LIBOR + 3.250%	1,547,964
196,471	Verint Systems, Inc. 2.12%, 06/28/2024, 1 mo. USD LIBOR + 2.000%	195,489
607,406	Verscend Holding Corp. 4.11%, 08/27/2025, 3 mo. USD LIBOR + 4.000%	606,835
504,238	Western Digital Corp. 1.86%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	503,335
2,695,000	WEX, Inc. 0.00%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(10)	2,682,792
3,541,175	Zelis Healthcare Corp. 3.62%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	3,519,043

		34,518,207

	Telecommunications - 0.7%
1,656,929	Altice France S.A. 3.87%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,642,017
1,017,125	CenturyLink, Inc. 2.36%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	1,004,665
1,710,844	Ciena Corp. 1.87%, 09/26/2025, 1 mo. USD LIBOR + 1.750%	1,709,133

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 18.8%(9) - (continued)
		Telecommunications - 0.7% - (continued)
	$375,211	Consolidated Communications, Inc. 4.25%, 10/02/2027, 1 mo. USD LIBOR + 3.500%	$374,273
	490,000	Frontier Communications Corp. 4.50%, 10/08/2021, 1 mo. USD LIBOR + 3.750%	487,957
	1,344,926	Level 3 Financing, Inc. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,328,115
EUR	1,237,234	Lorca Finco plc 4.25%, 09/17/2027, 6 mo. EURIBOR + 4.250%	1,487,464
	$2,630,000	Telenet Financing USD LLC 2.12%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	2,593,838
		Zayo Group Holdings, Inc.
	1,898,776	3.11%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	1,878,516
EUR	430,650	3.25%, 03/09/2027, 1 mo. EURIBOR + 3.250%	515,900

			13,021,878

		Transportation - 0.4%
	240,000	Boluda Corp. Maritima S.L. 3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	287,983
	$1,020,000	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 3 mo. USD LIBOR + 3.750%	1,017,134
	3,118,500	Genesee & Wyoming, Inc. 2.20%, 12/30/2026, 3 mo. USD LIBOR + 2.000%	3,105,402
	670,000	PODS LLC 0.00%, 03/31/2028(10)	666,771
	823,715	Savage Enterprises LLC 3.12%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	822,174
	1,430,000	United Airlines, Inc. 0.00%, 04/13/2028(10)	1,445,830
EUR	225,000	Zephyr German BidCo GmbH 0.00%, 03/10/2028, 3 mo. EURIBOR + 3.750%(10)	271,729

			7,617,023

		Total Senior Floating Rate Interests (cost $351,250,128)	$351,855,290

U.S. GOVERNMENT AGENCIES - 5.8%
		Mortgage-Backed Agencies - 5.8%
		FHLMC - 2.3%
	$1,713,073	1.00%, 05/25/2033	$1,736,719
	6,708,685	1.00%, 01/15/2041	6,782,516
	4,955,373	1.00%, 05/15/2041	5,032,542
	2,228,140	1.00%, 06/15/2044	2,256,223
	1,309,685	1.06%, 11/25/2048, 1 mo. USD LIBOR + 0.950%(1)(3)	1,309,685
	3,238,857	1.25%, 07/15/2031	3,282,351
	943,245	1.50%, 01/15/2027	959,607
	5,865,846	1.75%, 07/25/2021(2)	254
	2,635,642	2.00%, 09/15/2041	2,707,629
	3,332,149	2.50%, 12/15/2042	3,465,970
	3,197,569	3.00%, 04/01/2031	3,378,100
	503,134	3.50%, 04/01/2027	543,645
	4,371,930	3.50%, 03/01/2032	4,715,872
	333,455	3.50%, 09/15/2043	348,221
	1,055,016	3.75%, 05/15/2039	1,090,677
	5,930,647	4.81%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(3)	6,144,136

			43,754,147

		FNMA - 2.4%
	1,527,350	1.50%, 11/25/2042	1,563,835
	678,469	1.75%, 05/25/2040	685,789
	3,851,692	2.00%, 04/25/2034	3,973,801

The accompanying notes are an integral part of these financial statements.

91

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 5.8% - (continued)
	Mortgage-Backed Agencies - 5.8% - (continued)
	FNMA - 2.4% - (continued)
$671,526	2.00%, 07/25/2039	$675,215
4,053,332	2.00%, 12/25/2042	4,157,728
6,213,176	2.50%, 03/25/2035	6,431,602
4,577,791	3.00%, 02/25/2043	4,814,254
220,724	3.00%, 04/25/2043	229,045
1,728,521	3.00%, 05/25/2047	1,789,771
4,453,586	3.25%, 11/25/2043	4,632,327
686,849	3.50%, 11/01/2026	734,706
2,116,150	3.50%, 12/01/2026	2,289,914
296,172	3.50%, 12/01/2028	320,370
4,066,459	3.50%, 10/25/2035	4,391,490
2,477,010	3.50%, 07/25/2045	2,586,083
1,130,504	3.50%, 05/25/2056	1,188,448
4,558,332	FNMA 4.00%, 11/25/2041	4,989,737

		45,454,115

	GNMA - 0.8%
2,354,943	2.00%, 05/20/2046	2,429,491
5,795,071	2.50%, 10/20/2041	6,020,318
2,586,945	2.50%, 07/20/2042	2,713,378
1,380,600	3.00%, 08/20/2045	1,449,382
1,117,720	3.50%, 05/20/2048	1,217,389
113,370	5.00%, 08/20/2039	125,608

		13,955,566

	UMBS - 0.3%
5,600,000	3.50%, 05/18/2036(12)	5,989,594

	Total U.S. Government Agencies (cost $105,917,764)	$109,153,422

U.S. GOVERNMENT SECURITIES - 1.4%
	U.S. Treasury Securities - 1.4%
	U.S. Treasury Notes - 1.4%
10,000,000	0.13%, 05/15/2023	$9,989,063
5,000,000	0.13%, 02/15/2024	4,976,953
9,950,000	1.38%, 02/15/2023	10,167,656

	Total U.S. Government Securities (cost $25,040,877)	$25,133,672

	Total Long-Term Investments (cost $1,838,268,603)	$1,870,053,443

SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
21,510,085	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $21,510,094; collateralized by U.S. Treasury Inflation Index Government Bond at 1.750%, maturing 01/15/2028, with a market value of $21,940,421	$21,510,085

	Securities Lending Collateral - 0.0%
22,146	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(13)	22,146

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 1.1% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
155,335	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(13)	$155,335

		177,481

	Total Short-Term Investments (cost $21,687,566)	$21,687,566

Total Investments (cost $1,859,956,169)	100.9%	$1,891,741,009
Other Assets and Liabilities	(0.9)%	(17,773,780)

Total Net Assets	100.0%	$1,873,967,229

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $645,083,735, representing 34.4% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $3,307,221, representing 0.2% of net assets.

(7)	Security disclosed is interest-only strips.

(8)	Security is a zero-coupon bond.

(9)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

92

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(11)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2021, the aggregate value of the unfunded commitment was $629,003, which rounds to 0.0% of total net assets.

(12)	Represents or includes a TBA transaction.

(13)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,484	06/30/2021	$327,604,593	$(185,919)

Short position contracts:
U.S. Treasury 5-Year Note Future	1,675	06/30/2021	$207,595,312	$1,471,324
U.S. Treasury 10-Year Note Future	260	06/21/2021	34,328,125	596,805

Total				$2,068,129

Total futures contracts				$1,882,210

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,614,000	EUR	3,162,574	USD	BCLY	05/06/2021	$—	$(19,535)
59,000	GBP	81,869	USD	BCLY	05/28/2021	—	(382)
926,754	USD	1,186,000	CAD	SSG	06/17/2021	—	(38,244)
3,070,475	USD	2,614,000	EUR	UBS	05/06/2021	—	(72,564)
43,554,828	USD	35,994,000	EUR	BNP	05/28/2021	256,563	—
3,164,370	USD	2,614,000	EUR	BCLY	06/04/2021	19,492	—

Total Foreign Currency Contracts						$276,055	$(130,725)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$361,939,133	$—	$361,939,133	$—
Corporate Bonds	1,006,837,605	—	1,006,837,605	—
Foreign Government Obligations	2,087,400	—	2,087,400	—
Municipal Bonds	13,046,921	—	13,046,921	—
Senior Floating Rate Interests	351,855,290	—	351,855,290	—
U.S. Government Agencies	109,153,422	—	109,153,422	—
U.S. Government Securities	25,133,672	—	25,133,672	—
Short-Term Investments	21,687,566	177,481	21,510,085	—
Foreign Currency Contracts(2)	276,055	—	276,055	—
Futures Contracts(2)	2,068,129	2,068,129	—	—

Total	$1,894,085,193	$2,245,610	$1,891,839,583	$—

Liabilities
Foreign Currency Contracts(2)	$(130,725)	$—	$(130,725)	$—
Futures Contracts(2)	(185,919)	(185,919)	—	—

Total	$(316,644)	$(185,919)	$(130,725)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

93

The Hartford Strategic Income Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%
	Asset-Backed - Automobile - 0.2%
$2,100,000	Carvana Auto Receivables Trust 4.55%, 01/10/2028(1)	$2,122,138
475,000	Exeter Automobile Receivables Trust 2.73%, 12/15/2025(1)	489,205
3,228,261	PMT Credit Risk Transfer Trust 3.02%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	3,224,838

		5,836,181

	Asset-Backed - Credit Card - 0.1%
4,000,000	Mercury Financial Credit Card Master Trust 6.26%, 03/20/2026(1)	4,027,004

	Asset-Backed - Finance & Insurance - 1.6%
975,732	Aaset Trust 6.41%, 01/16/2040(1)	610,011
2,183,000	Atlas Senior Loan Fund Ltd. 5.93%, 07/26/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	1,928,163
305,000	Ballyrock CLO Ltd. 7.20%, 01/20/2034, 3 mo. USD LIBOR + 7.000%(1)(2)	305,610
39,036	Bayview Koitere Fund Trust 4.00%, 11/28/2053(1)(3)	39,930
	Bellemeade Re Ltd.
1,177,000	4.51%, 06/25/2030, 1 mo. USD LIBOR + 4.400%(1)(2)	1,181,296
665,000	6.11%, 08/26/2030, 1 mo. USD LIBOR + 6.000%(1)(2)	685,842
	CIFC Funding Ltd.
2,660,000	5.14%, 04/19/2029, 3 mo. USD LIBOR + 4.950%(1)(2)	2,554,116
2,270,000	7.03%, 01/15/2034, 3 mo. USD LIBOR + 6.850%(1)(2)	2,276,556
1,350,000	Commercial Mortgage Trust 4.81%, 08/10/2047(3)	1,400,049
	Connecticut Avenue Securities Trust
7,020,000	3.36%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	7,019,994
4,120,000	3.51%, 10/25/2039, 1 mo. USD LIBOR + 3.400%(1)(2)	4,138,170
217,145	Eagle RE Ltd. 1.81%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	218,158
18,616	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	16,184
3,340,000	Exeter Automobile Receivables Trust 5.56%, 06/15/2027(1)	3,539,753
1,280,000	Galaxy CLO Ltd. 5.93%, 07/16/2028, 3 mo. USD LIBOR + 5.750%(1)(2)	1,276,800
1,342,112	GSAMP Trust 0.20%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	972,629
2,000,000	LCM Ltd. 7.08%, 04/15/2031, 3 mo. USD LIBOR + 6.900%(1)(2)	2,000,746
1,999,990	Madison Park Funding Ltd. 5.98%, 10/22/2030, 3 mo. USD LIBOR + 5.800%(1)(2)	1,916,268
3,400,000	Oaktree CLO Ltd. 7.42%, 10/20/2032, 3 mo. USD LIBOR + 7.230%(1)(2)	3,408,354
3,083,700	Octagon Investment Partners Ltd. 5.93%, 07/15/2027, 3 mo. USD LIBOR + 5.750%(1)(2)	3,058,494
14,764	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	14,780
2,000,000	Sound Point CLO Ltd. 7.09%, 10/20/2028, 3 mo. USD LIBOR + 6.900%(1)(2)	1,973,100
118,302	Springleaf Funding Trust 2.68%, 07/15/2030(1)	118,609
3,150,000	Webster Park CLO Ltd. 5.69%, 07/20/2030, 3 mo. USD LIBOR + 5.500%(1)(2)	3,111,834
575,663	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	606,950

		44,372,396

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8% - (continued)
	Asset-Backed - Home Equity - 0.3%
	GSAA Home Equity Trust
$899,444	0.19%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	$376,384
531,351	0.25%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	221,044
672,363	0.34%, 04/25/2047, 1 mo. USD LIBOR + 0.230%(2)	422,058
918,016	0.47%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	333,929
1,324,541	Legacy Mortgage Asset Trust 3.25%, 11/25/2059(1)(4)	1,339,404
2,170,072	Morgan Stanley Mortgage Loan Trust 0.28%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	871,321
1,450,000	Radnor RE Ltd. 5.71%, 10/25/2030, 1 mo. USD LIBOR + 5.600%(1)(2)	1,481,461
	Soundview Home Loan Trust
2,251,000	0.35%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,118,857
115,000	0.61%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	110,505

		7,274,963

	Collateralized - Mortgage Obligations - 0.1%
1,700,000	Natixis Commercial Mortgage Securities Trust 4.30%, 10/15/2036(1)	1,623,398

	Commercial Mortgage-Backed Securities - 1.1%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(3)	1,644,822
	BBCMS Mortgage Trust
2,490,000	1.10%, 04/15/2053(3)(5)	205,183
4,347,191	1.74%, 04/15/2053(3)(5)	462,685
	Benchmark Mortgage Trust
15,315,739	1.39%, 03/15/2062(3)(5)	1,176,091
8,690,750	1.64%, 01/15/2054(3)(5)	1,038,724
997,977	BX Commercial Mortgage Trust 2.62%, 12/15/2036, 1 mo. USD LIBOR + 2.500%(1)(2)	997,378
2,260,000	CAMB Commercial Mortgage Trust 3.37%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(2)	2,261,409
954,379	CF Hippolyta LLC 2.60%, 07/15/2060(1)	960,767
180,000	Citigroup Commercial Mortgage Trust 4.76%, 03/10/2047(1)(3)	146,498
	Commercial Mortgage Trust
560,000	4.74%, 10/15/2045(1)(3)	28,000
981,000	4.75%, 10/15/2045(1)(3)	381,707
3,392	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	3,460
	DBJPM Mortgage
4,156,145	1.83%, 09/15/2053(3)(5)	430,366
20,922,272	1.61%, 08/10/2049(3)(5)	1,308,709
2,355,000	FHLMC 1.96%, 02/25/2047(3)(5)	331,204
	GS Mortgage Securities Trust
3,924,105	0.10%, 07/10/2046(3)(5)	6,707
7,557,712	0.79%, 02/13/2053(3)(5)	361,835
169,371	1.13%, 08/10/2044(1)(3)(5)	15
565,333	3.67%, 04/10/2047(1)	28,267
2,190,000	4.90%, 11/10/2045(1)(3)	2,142,762
175,000	5.12%, 04/10/2047(1)(3)	101,204
283,486	Homeward Opportunities Fund Trust 2.70%, 09/25/2059(1)(3)	284,908
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(3)	566,783
485,000	4.57%, 12/15/2047(1)(3)	371,739
765,000	5.61%, 08/15/2046(1)(3)	652,788

The accompanying notes are an integral part of these financial statements.

94

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8% - (continued)
	Commercial Mortgage-Backed Securities - 1.1% - (continued)
	Morgan Stanley Capital Trust
$2,055,000	4.28%, 06/15/2050(3)	$2,121,726
465,000	5.43%, 07/15/2049(1)(3)	168,538
4,551	5.77%, 10/12/2052(1)(3)	1,092
255,000	MTRO Commercial Mortgage Trust 2.17%, 12/15/2033, 1 mo. USD LIBOR + 2.050%(1)(2)	249,009
	Preston Ridge Partners Mortgage Trust LLC
996,000	4.70%, 11/25/2025(1)(4)	995,127
1,615,346	4.75%, 10/25/2024(1)(3)	1,619,440
756,117	Securitized Term Auto Loan Receivables Trust 4.57%, 03/25/2026(1)	776,961
15,000	Wells Fargo Commercial Mortgage Trust 4.28%, 05/15/2048(3)	15,334
	Wells Fargo N.A.
6,559,958	0.72%, 11/15/2062(3)(5)	288,132
28,789,266	0.76%, 11/15/2062(3)(5)	1,396,717
5,355,379	0.82%, 12/15/2052(3)(5)	273,937
12,405,174	1.00%, 01/15/2063(3)(5)	808,237
9,348,184	1.05%, 05/15/2062(3)(5)	575,348
4,286,304	1.35%, 03/15/2063(3)(5)	374,031
14,132,478	1.90%, 03/15/2063(3)(5)	1,950,608
	WF-RBS Commercial Mortgage Trust
119,152	3.02%, 11/15/2047(1)	7,149
2,125,000	4.97%, 11/15/2045(1)(3)	1,819,593
215,000	5.00%, 06/15/2044(1)(3)	85,286

		29,420,276

	Other Asset-Backed Securities - 0.7%
526,426	Affirm Asset Securitization Trust 3.46%, 10/15/2024(1)	533,409
86,399	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	87,343
	Bayview Opportunity Master Fund Trust
70,605	3.50%, 06/28/2057(1)(3)	72,270
40,751	3.50%, 01/28/2055(1)(3)	41,813
80,026	4.00%, 10/28/2064(1)(3)	81,782
1,500,000	Burnham Park Clo Ltd. 5.59%, 10/20/2029, 3 mo. USD LIBOR + 5.400%(1)(2)	1,474,016
	Domino’s Pizza Master Issuer LLC
474,000	3.67%, 10/25/2049(1)	502,203
653,250	4.12%, 07/25/2048(1)	684,593
251,421	Marlette Funding Trust 2.69%, 09/17/2029(1)	252,593
	Octagon Investment Partners Ltd.
5,000,000	5.94%, 07/17/2030, 3 mo. USD LIBOR + 5.750%(1)(2)	4,814,855
2,825,000	6.13%, 07/15/2030, 3 mo. USD LIBOR + 5.950%(1)(2)	2,748,793
2,015,000	Preston Ridge Partners Mortgage Trust LLC 5.07%, 09/25/2025(1)(4)	2,025,526
415,000	Pretium Mortgage Credit Partners LLC 6.17%, 02/27/2060(1)(4)	418,167
2,250,000	Stewart Park CLO Ltd. 5.46%, 01/15/2030, 3 mo. USD LIBOR + 5.280%(1)(2)	2,198,486
	Towd Point Mortgage Trust
31,956	2.25%, 04/25/2056(1)(3)	32,176
71,664	2.75%, 07/25/2057(1)(3)	73,125
36,767	2.75%, 08/25/2055(1)(3)	37,161
121,877	2.75%, 10/25/2056(1)(3)	123,945
923,539	2.75%, 10/25/2057(1)(3)	949,476
29,657	2.75%, 04/25/2057(1)(3)	30,087
1,247,713	2.75%, 06/25/2057(1)(3)	1,288,543

		18,470,362

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8% - (continued)
	Whole Loan Collateral CMO - 2.7%
	Alternative Loan Trust
$33,211	0.61%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(2)	$16,761
125,193	0.65%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	124,455
205,499	0.75%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	182,905
628,234	5.75%, 05/25/2036	400,156
636,412	6.00%, 05/25/2036	482,274
699,877	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	713,123
172,065	Bank of America Mortgage Trust 3.01%, 09/25/2035(3)	169,104
139,638	Bear Stearns Adjustable Rate Mortgage Trust 2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	142,323
64,355	Bear Stearns Alt-A Trust 0.61%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	83,018
111,022	Bellemeade Re Ltd. 1.21%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	111,067
631,845	Chase Mortgage Finance Trust 5.50%, 11/25/2035	595,779
388,148	CHL Mortgage Pass-Through Trust 3.02%, 09/25/2047(3)	372,759
330,507	COLT Mortgage Loan Trust 2.76%, 08/25/2049(1)(3)	331,695
	Connecticut Avenue Securities Trust
2,240,000	3.11%, 01/25/2040, 1 mo. USD LIBOR + 3.000%(1)(2)	2,189,536
6,967,000	3.86%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	7,028,104
85,522	CSMC Trust 3.25%, 04/25/2047(1)(3)	87,523
	Deephaven Residential Mortgage Trust
8,089	2.45%, 06/25/2047(1)(3)	8,112
813,542	2.96%, 07/25/2059(1)(3)	816,884
8,870,000	Eagle RE Ltd. 5.77%, 10/25/2033, SOFR30A + 5.750%(1)(2)	8,869,943
	Fannie Mae Connecticut Avenue Securities
1,412,196	2.71%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	1,412,195
5,665,577	3.11%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	5,704,700
874,972	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	904,698
36,776	GMACM Mortgage Loan Trust 3.11%, 04/19/2036(3)	32,167
401,748	GSR Mortgage Loan Trust 2.95%, 01/25/2036(3)	408,833
1,208,410	HarborView Mortgage Loan Trust 0.36%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,183,469
27,754	Impac CMB Trust 2.36%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(2)	28,573
408,130	IndyMac IMSC Mortgage Loan Trust 0.26%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(2)	328,578
	JP Morgan Mortgage Trust
156,322	2.91%, 11/25/2035(3)	150,668
32,726	3.11%, 04/25/2037(3)	29,146
195,849	3.15%, 05/25/2036(3)	177,516
71,870	MASTR Adjustable Rate Mortgages Trust 3.17%, 11/21/2034(3)	72,579
22,428	MFA Trust 2.59%, 02/25/2057(1)(3)	22,664
976,838	Mortgage Insurance-Linked Notes 2.01%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	978,614

The accompanying notes are an integral part of these financial statements.

95

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8% - (continued)
	Whole Loan Collateral CMO - 2.7% - (continued)
	New Residential Mortgage Loan Trust
$98,054	1.61%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	$99,661
85,781	3.75%, 11/26/2035(1)(3)	91,082
84,588	3.75%, 11/25/2056(1)(3)	90,051
1,265,275	3.75%, 11/25/2058(1)(3)	1,353,525
93,388	4.00%, 04/25/2057(1)(3)	99,337
124,704	4.00%, 02/25/2057(1)(3)	133,014
122,474	4.00%, 03/25/2057(1)(3)	131,101
100,202	4.00%, 05/25/2057(1)(3)	106,950
237,296	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.66%, 06/25/2036(3)	209,992
2,735,000	Oaktown Re IV Ltd. 7.11%, 07/25/2030, 1 mo. USD LIBOR + 7.000%(1)(2)	2,829,951
367,116	PMT Credit Risk Transfer Trust 2.11%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	350,740
910,000	Preston Ridge Partners Mortgage Trust LLC 3.97%, 02/25/2025(1)(4)	910,259
1,027,929	Structured Asset Mortgage Investments Trust 0.57%, 02/25/2036, 1 mo. USD LIBOR + 0.460%(2)	981,107
4,675,000	Triangle Re Ltd. 5.61%, 10/25/2033, 1 mo. USD LIBOR + 5.500%(1)(2)	4,722,759
2,140,000	VCAT LLC 4.21%, 03/27/2051(1)(4)	2,146,302
2,864,000	Vericrest Opportunity Loan Transferee 4.95%, 04/25/2051(1)(4)	2,869,980
2,170,000	Verus Securitization Trust 5.68%, 08/25/2050(1)(4)	2,181,146
2,385,000	VOLT C LLC 4.83%, 05/25/2051(1)(4)	2,384,295
2,065,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(4)	2,055,298
5,705,000	VOLT XCIV LLC 4.95%, 02/27/2051(1)(4)	5,692,011
4,195,000	VOLT XCIX LLC 4.95%, 04/25/2051(1)(4)	4,203,600
5,145,000	VOLT XCV LLC 4.95%, 03/27/2051(1)(4)	5,140,071
20,971	WaMu Mortgage Pass-Through Certificates Trust 0.95%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	20,684
433,148	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 0.71%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	285,188

		73,248,025

	Total Asset & Commercial Mortgage-Backed Securities (cost $185,026,496)	$184,272,605

CORPORATE BONDS - 31.5%
	Advertising - 0.0%
375,000	Lamar Media Corp. 3.75%, 02/15/2028	$378,322

	Aerospace/Defense - 0.6%
225,000	DAE Funding LLC 5.00%, 08/01/2024(1)	230,906
	Embraer Netherlands Finance B.V.
3,635,000	6.95%, 01/17/2028(1)	4,093,628
1,840,000	6.95%, 01/17/2028(6)(7)	2,072,153
7,910,000	Howmet Aerospace, Inc. 6.88%, 05/01/2025	9,175,600
279,000	SSL Robotics LLC 9.75%, 12/31/2023(1)	311,250
	TransDigm, Inc.
225,000	5.50%, 11/15/2027	234,135
950,000	6.25%, 03/15/2026(1)	1,005,812

		17,123,484

	Agriculture - 0.4%
	Kernel Holding S.A.
4,650,000	6.50%, 10/17/2024(1)	4,870,875
1,555,000	6.50%, 10/17/2024(6)	1,628,863

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Agriculture - 0.4% - (continued)
	$1,745,000	6.75%, 10/27/2027(1)	$1,836,612
	1,090,000	6.75%, 10/27/2027(6)	1,147,225

			9,483,575

		Airlines - 0.5%
	3,175,000	American Airlines, Inc. 5.75%, 04/20/2029(1)	3,402,013
	3,612,396	Hawaiian Brand Intellect 5.75%, 01/20/2026(1)	3,815,593
	5,330,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8.00%, 09/20/2025(1)	6,002,060
	160,000	United Airlines, Inc. 4.38%, 04/15/2026(1)	166,035

			13,385,701

		Apparel - 0.1%
EUR	595,000	BK LC Lux Finco S.a.r.l. 5.25%, 04/30/2029(1)	728,215
	$150,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	162,000
	2,285,000	William Carter Co. 5.50%, 05/15/2025(1)	2,414,856

			3,305,071

		Auto Manufacturers - 0.3%
CAD	50,000	BMW Canada, Inc. 1.83%, 06/15/2021	40,751
		Daimler Canada Finance, Inc.
	2,000,000	1.91%, 07/08/2021	1,631,710
	3,135,000	2.23%, 12/16/2021	2,578,035
	$325,000	Ford Motor Co. 8.50%, 04/21/2023	364,000
		Ford Motor Credit Co. LLC
	200,000	3.34%, 03/28/2022	202,760
	415,000	3.35%, 11/01/2022	424,448
	475,000	4.54%, 08/01/2026	510,031
	700,000	5.13%, 06/16/2025	764,680
CAD	1,302,000	Nissan Canada, Inc. 3.15%, 09/14/2021(6)	1,068,539
	561,000	VW Credit Canada, Inc. 1.12%, 09/27/2021, 3 mo. CDOR + 0.680%(2)(6)	457,609

			8,042,563

		Auto Parts & Equipment - 0.5%
		Adient Global Holdings Ltd.
EUR	4,620,000	3.50%, 08/15/2024(6)	5,727,646
	$1,300,000	4.88%, 08/15/2026(1)	1,334,125
	1,225,000	Clarios Global L.P. 6.75%, 05/15/2025(1)	1,315,344
EUR	3,270,000	Clarios Global L.P. / Clarios U.S. Finance Co. 4.38%, 05/15/2026(6)	4,059,125
	325,000	Faurecia SE 3.75%, 06/15/2028(6)	414,058
	$620,000	Meritor, Inc. 4.50%, 12/15/2028(1)	627,750

			13,478,048

		Beverages - 0.1%
	2,095,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 06/01/2050	2,407,567

		Chemicals - 0.3%
		OCP S.A.
	695,000	4.50%, 10/22/2025(6)	741,094
	200,000	5.63%, 04/25/2024(6)	217,606
	200,000	6.88%, 04/25/2044(6)	240,752
		Syngenta Finance N.V.
	595,000	5.68%, 04/24/2048(6)	631,346
	3,036,000	5.68%, 04/24/2048(1)	3,221,459
		Yingde Gases Investment Ltd.
	2,295,000	6.25%, 01/19/2023(6)	2,371,254
	530,000	6.25%, 01/19/2023(1)	547,610

			7,971,121

		Commercial Banks - 3.4%
		Abanca Corp. Bancaria S.A.
EUR	1,000,000	4.63%, 04/07/2030, (4.63% fixed rate until 04/07/2025; 5 year EUR Swap + 5.014% thereafter)(6)(8)	1,288,908

The accompanying notes are an integral part of these financial statements.

96

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Commercial Banks - 3.4% - (continued)
EUR	800,000	6.13%, 01/18/2029, (6.13% fixed rate until 01/18/2024; 5 year EUR Swap + 5.927% thereafter)(6)(8)	$1,056,920
	1,000,000	7.50%, 10/02/2023, (7.50% fixed rate until 10/02/2023; 5 year EUR Swap + 7.326% thereafter)(6)(8)(9)	1,290,916
		Argenta Spaarbank N.V.
	1,000,000	1.00%, 10/13/2026(6)	1,229,820
	1,500,000	1.00%, 01/29/2027(6)	1,837,776
	200,000	Australia & New Zealand Banking Group Ltd. 1.13%, 11/21/2029, (1.13% fixed rate until 11/21/2024; 5 year EUR Swap + 1.400% thereafter)(6)(8)	245,763
	$375,000	6.75%, 06/15/2026, (6.75% fixed rate until 06/15/2026; 5 year USD ICE Swap + 5.168% thereafter)(6)(8)(9)	438,937
		Banca Monte dei Paschi di Siena S.p.A.
EUR	275,000	0.88%, 10/08/2027(6)	344,466
	675,000	1.88%, 01/09/2026(6)	812,533
	975,000	3.63%, 09/24/2024(6)	1,241,132
	1,650,000	5.38%, 01/18/2028, (5.38% fixed rate until 01/18/2023; 5 year EUR Swap + 5.005% thereafter)(6)(8)	1,779,985
	325,000	10.50%, 07/23/2029(6)	478,732
	200,000	Banco BPM S.p.A. 1.34%, 06/21/2021, 3 mo. EURIBOR + 1.880%(2)(9)	232,034
		Banco de Credito del Peru
	$185,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(8)	181,774
	220,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(6)(8)	216,163
	275,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(1)(8)	270,187
EUR	1,100,000	Banco de Credito Social Cooperativo S.A. 7.75%, 06/07/2027, (7.75% fixed rate until 06/07/2022; 5 year EUR Swap + 7.591% thereafter)(6)(8)	1,380,777
		Banco do Brasil S.A.
	$995,000	4.63%, 01/15/2025	1,061,914
	200,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(1)	213,450
	225,000	4.75%, 03/20/2024(1)	239,175
	200,000	4.75%, 03/20/2024	212,600
	200,000	9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(6)(8)(9)	215,800
EUR	1,140,000	Banco Santander S.A. 1.00%, 12/15/2024(3)(9)	1,274,831
	$400,000	Bancolombia S.A. 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(8)	403,252
	400,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(6)(8)	412,000
	4,819,000	Bank of East Asia Ltd. 5.88%, 09/19/2024, (5.88% fixed rate until 09/19/2024; 5 year USD CMT + 4.257% thereafter)(6)(8)(9)	5,104,718

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Commercial Banks - 3.4% - (continued)
EUR	1,400,000	Bankia S.A. 6.00%, 07/18/2022, (6.00% fixed rate until 07/18/2022; 5 year EUR Swap + 5.819% thereafter)(6)(8)(9)	$1,760,995
		Barclays plc
	375,000	3.38%, 04/02/2025, (3.38% fixed rate until 04/02/2024; 1 year EUR Swap + 3.700% thereafter)(6)(8)	492,242
	$775,000	3.81%, 03/10/2042, (3.81% fixed rate until 03/10/2041; 12 mo. USD CMT + 1.700% thereafter)(8)	774,858
	400,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	432,047
GBP	875,000	5.88%, 09/15/2024, (5.88% fixed rate until 09/15/2024; 5 year GBP Swap + 4.910% thereafter)(6)(8)(9)	1,286,965
		Barclays plc
	$550,000	7.75%, 09/15/2023, (7.75% fixed rate until 09/15/2023; 5 year USD Swap + 4.842% thereafter)(8)(9)	605,000
	490,000	BBVA Global Finance Ltd. 7.00%, 12/01/2025	584,481
		BNP Paribas S.A.
	750,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(6)(8)	772,653
	510,000	4.63%, 02/25/2031, (4.63% fixed rate until 02/25/2031; 5 year USD CMT + 3.340% thereafter)(1)(7)(8)(9)	517,650
	830,000	5.13%, 11/15/2027, (5.13% fixed rate until 11/15/2027; 5 year USD Swap + 2.838% thereafter)(6)(8)(9)	873,575
EUR	700,000	BPCE S.A. 0.75%, 03/03/2031(6)	834,127
	$300,000	China Construction Bank Corp. 0.94%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	300,209
EUR	400,000	Cooperatieve Rabobank UA 4.38%, 06/29/2027, (4.38% fixed rate until 06/29/2027; 5 year EUR Swap + 4.679% thereafter)(6)(8)(9)	531,394
		Credit Agricole S.A.
	500,000	1.63%, 06/05/2030, (1.63% fixed rate until 06/05/2025; 5 year EUR Swap + 1.900% thereafter)(6)(8)	623,842
	$525,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(6)(8)	534,849
	1,595,000	6.88%, 09/23/2024, (6.88% fixed rate until 09/23/2024; 5 year USD Swap + 4.319% thereafter)(6)(8)(9)	1,781,121
GBP	700,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.535% thereafter)(6)(8)(9)	1,144,942
	$375,000	8.13%, 12/23/2025, (8.13% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(6)(8)(9)	454,219
EUR	800,000	Credit Mutuel Arkea S.A. 3.38%, 03/11/2031(6)	1,162,177
	$1,155,000	Credit Suisse AG 0.46%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	1,154,492
		Credit Suisse Group AG
	1,075,000	5.25%, 02/11/2027, (5.25% fixed rate until 02/11/2027; 5 year USD CMT + 4.889% thereafter)(1)(8)(9)	1,116,656
	2,590,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(8)(9)	2,796,651

The accompanying notes are an integral part of these financial statements.

97

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Commercial Banks - 3.4% - (continued)
	$1,525,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(6)(8)(9)	$1,646,677
	625,000	7.25%, 09/12/2025, (7.25% fixed rate until 09/12/2025; 5 year USD ICE Swap + 4.332% thereafter)(6)(8)(9)	691,750
	2,350,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(1)(8)(9)	2,585,000
GBP	763,000	CYBG plc 8.00%, 12/08/2022, (8.00% fixed rate until 12/08/2022; 5 year GBP Swap + 6.250% thereafter)(6)(8)(9)	1,117,994
		Danske Bank A/S
EUR	1,250,000	1.00%, 05/15/2031, (1.00% fixed rate until 02/15/2026; 5 year EUR Swap + 1.400% thereafter)(6)(8)	1,500,788
	325,000	1.50%, 09/02/2030, (1.50% fixed rate until 09/02/2025; 5 year EUR Swap + 1.900% thereafter)(6)(8)	399,973
GBP	1,300,000	2.25%, 01/14/2028, (2.25% fixed rate until 01/14/2027; 1 mo. USD CMT + 1.650% thereafter)(6)(8)	1,836,884
	$325,000	5.38%, 01/12/2024(1)	361,987
	1,655,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 year USD CMT + 4.130% thereafter)(6)(8)(9)	1,870,398
EUR	925,000	FinecoBank Banca Fineco S.p.A. 5.88%, 12/03/2024, (5.88% fixed rate until 12/03/2024; 5 year EUR Swap + 6.144% thereafter)(6)(8)(9)	1,194,642
		Freedom Mortgage Corp.
	$5,418,000	7.63%, 05/01/2026(1)	5,649,349
	1,320,000	8.13%, 11/15/2024(1)	1,366,200
	200,000	Grupo Aval Ltd. 4.75%, 09/26/2022(6)	208,002
		HSBC Holdings plc
	2,000,000	6.00%, 05/22/2027, (6.00% fixed rate until 05/22/2027; 5 year USD ICE Swap + 3.746% thereafter)(8)(9)	2,205,000
	1,000,000	6.50%, 03/23/2028, (6.50% fixed rate until 03/23/2028; 5 year USD ICE Swap + 3.606% thereafter)(8)(9)	1,136,250
EUR	800,000	IKB Deutsche Industriebank AG 4.00%, 01/31/2028, (4.00% fixed rate until 01/31/2023; 5 year EUR Swap + 3.617% thereafter)(6)(8)	979,824
		Industrial & Commercial Bank of China Ltd.
	$400,000	0.91%, 06/14/2021, 3 mo. USD LIBOR + 0.730%(2)(6)	400,101
	2,290,000	0.93%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	2,290,298
	750,000	2.45%, 10/20/2021	755,302
	435,000	4.88%, 09/21/2025(6)	484,873
	725,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(1)	740,232
	1,820,000	JP Morgan Chase & Co. 2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	1,869,405
	550,000	Macquarie Bank Ltd. 6.13%, 03/08/2027, (6.13% fixed rate until 03/08/2027; 5 year USD Swap + 3.703% thereafter)(1)(8)(9)	594,000
		Macquarie Group Ltd.
EUR	500,000	0.35%, 03/03/2028(6)	594,130

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Commercial Banks - 3.4% - (continued)
	$775,000	3.76%, 11/28/2028, (3.76% fixed rate until 11/28/2027; 3 mo. USD LIBOR + 1.372% thereafter)(1)(8)	$847,796
	380,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(6)(8)	385,700
CAD	1,500,000	Morgan Stanley 3.13%, 08/05/2021	1,229,076
		Natwest Group plc
EUR	550,000	0.78%, 02/26/2030, (0.78% fixed rate until 02/26/2029; 3 mo. EURIBOR + 0.949% thereafter)(6)(8)	660,067
	$1,475,000	3.03%, 11/28/2035, (3.03% fixed rate until 08/28/2030; 5 year USD CMT + 2.350% thereafter)(8)	1,438,272
		QNB Finance Ltd.
	200,000	1.63%, 09/22/2025(6)	199,766
	485,000	2.63%, 05/12/2025(6)	504,419
	400,000	3.50%, 03/28/2024(6)	426,080
EUR	200,000	Raiffeisen Bank International AG 4.50%, 06/15/2025, (4.50% fixed rate until 06/15/2025; EUAMDB05 + 3.877% thereafter)(6)(8)(9)	240,980
	$4,020,000	Santander Holdings USA, Inc. 3.45%, 06/02/2025	4,309,030
		UBS Group AG
	500,000	5.00%, 01/31/2023, (5.00% fixed rate until 01/31/2023; 5 year USD Swap + 2.432% thereafter)(6)(8)(9)	507,500
	400,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(6)(8)(9)	454,500
	850,000	7.00%, 01/31/2024, (7.00% fixed rate until 01/31/2024; 5 year USD Swap + 4.344% thereafter)(6)(8)(9)	937,652
	2,150,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(6)(8)(9)	2,477,875
GBP	950,000	Virgin Money UK plc 4.00%, 09/25/2026, (4.00% fixed rate until 09/25/2025; 1 mo. USD CMT + 2.800% thereafter)(6)(8)	1,428,277
EUR	800,000	Volksbank Wien AG 7.75%, 04/09/2024, (7.75% fixed rate until 04/09/2024; EUAMDB05 + 7.880% thereafter)(6)(8)(9)	1,055,575

			93,581,332

		Commercial Services - 1.1%
GBP	450,000	AA Bond Co., Ltd. 6.27%, 07/02/2043(6)	699,917
	$715,000	APX Group, Inc. 6.75%, 02/15/2027(1)	768,861
EUR	575,000	Arena Luxembourg Finance S.a.r.l. 1.88%, 02/01/2028(6)	637,718
	$275,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(1)	288,406
	9,390,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 year USD CMT + 5.750% thereafter)(6)(8)(9)	10,283,928
	360,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	380,700
		IPD 3 B.V.
EUR	390,000	5.50%, 12/01/2025(1)	486,460
	925,000	5.50%, 12/01/2025(6)	1,153,784
	$30,000	Jaguar Holding Co. 5.00%, 06/15/2028(1)	32,715
EUR	5,655,000	La Financiere Atalian SASU 4.00%, 05/15/2024(6)	6,645,560
	650,000	Loxam SAS 3.25%, 01/14/2025(6)	778,063
		Q-Park Holding I B.V.
	325,000	1.50%, 03/01/2025(6)	375,786
	735,000	2.00%, 03/01/2026, 3 mo. EURIBOR + 2.000%(2)(6)	847,088

The accompanying notes are an integral part of these financial statements.

98

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Commercial Services - 1.1% - (continued)
EUR	540,000	2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(2)	$622,350
	300,000	2.00%, 03/01/2027(6)	338,133
	$1,700,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	1,686,774
EUR	750,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(6)	891,543
		Verisure Holding AB
	1,101,000	3.25%, 02/15/2027(1)	1,327,868
	555,000	3.88%, 07/15/2026(1)	682,976
	410,000	3.88%, 07/15/2026(6)	504,541
	446,000	Verisure Midholding AB 5.25%, 02/15/2029(1)	552,955

			29,986,126

		Construction Materials - 0.1%
	$420,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	445,725
	125,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)	129,639
	125,000	Norbord, Inc. 5.75%, 07/15/2027(1)	136,212
	800,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	825,000

			1,536,576

		Distribution/Wholesale - 0.1%
	385,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	391,738
	120,000	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK) 8.63%, 09/15/2024(1)(10)	122,250
		Parts Europe S.A.
EUR	225,000	6.50%, 07/16/2025(1)	285,722
	605,000	6.50%, 07/16/2025(6)	768,275
		Performance Food Group, Inc.
	$605,000	5.50%, 10/15/2027(1)	637,573
	280,000	6.88%, 05/01/2025(1)	299,286

			2,504,844

		Diversified Financial Services - 2.2%
	500,000	BOC Aviation Ltd. 2.38%, 09/15/2021(6)	501,375
	7,755,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	7,784,236
		Credit Acceptance Corp.
	225,000	5.13%, 12/31/2024(1)	232,031
	375,000	6.63%, 03/15/2026	396,075
	4,070,000	CSN Inova Ventures 6.75%, 01/28/2028(1)	4,421,038
	200,000	Fly Leasing Ltd. 5.25%, 10/15/2024(7)	204,000
CAD	500,000	GE Capital Canada Funding Co. 4.60%, 01/26/2022	418,585
	$1,380,000	Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(1)	1,498,556
		goeasy Ltd.
	1,560,000	4.38%, 05/01/2026(1)	1,577,550
	500,000	5.38%, 12/01/2024(1)	518,125
	435,000	Gtlk Europe Capital DAC 4.80%, 02/26/2028(6)	448,268
	6,767,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	6,663,465
	400,000	ICBCIL Finance Co., Ltd. 1.14%, 05/15/2021, 3 mo. USD LIBOR + 0.950%(2)(6)	399,951
	150,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 03/15/2022(1)	150,563
		LD Holdings Group LLC
	3,391,000	6.13%, 04/01/2028(1)	3,399,478
	5,055,000	6.50%, 11/01/2025(1)	5,320,387
EUR	965,000	LeasePlan Corp. N.V. 7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; EUAMDB05 + 7.556% thereafter)(6)(8)(9)	1,281,666
	$1,925,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	1,994,704
	440,000	Minejesa Capital B.V. 5.63%, 08/10/2037	466,400

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 31.5% - (continued)
	Diversified Financial Services - 2.2% - (continued)
$1,340,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	$1,326,144
	OneMain Finance Corp.
2,734,000	4.00%, 09/15/2030	2,645,145
285,000	5.38%, 11/15/2029	307,088
225,000	6.13%, 03/15/2024	243,000
765,000	6.88%, 03/15/2025	869,231
	PennyMac Financial Services, Inc.
225,000	4.25%, 02/15/2029(1)	215,426
3,275,000	5.38%, 10/15/2025(1)	3,451,031
200,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(6)	201,338
550,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	560,153
6,075,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	5,992,805
	United Wholesale Mortgage LLC
3,120,000	5.50%, 04/15/2029(1)	3,066,274
2,911,000	5.50%, 11/15/2025(1)	3,023,801

		59,577,889

	Electric - 1.6%
	Centrais Eletricas Brasileiras S.A.
2,685,000	4.63%, 02/04/2030(6)	2,710,803
3,900,000	4.63%, 02/04/2030(1)	3,937,479
330,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	325,278
	Comision Federal de Electricidad
425,000	3.35%, 02/09/2031(1)	408,748
200,000	4.68%, 02/09/2051(1)	185,900
705,000	Duquesne Light Holdings, Inc. 2.53%, 10/01/2030(1)	685,104
200,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(6)	219,238
	FirstEnergy Corp.
8,065,000	3.40%, 03/01/2050	7,439,962
3,520,000	5.35%, 07/15/2047	4,083,200
250,000	Georgia Power Co. 4.75%, 09/01/2040	298,546
3,095,000	Inkia Energy Ltd. 5.88%, 11/09/2027(6)	3,137,030
200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/2021(6)	203,200
	Israel Electric Corp. Ltd.
1,830,000	4.25%, 08/14/2028(1)(6)	2,031,300
475,000	5.00%, 11/12/2024(1)(6)	533,259
430,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(6)	451,242
200,000	Minejesa Capital B.V. 4.63%, 08/10/2030(6)	210,980
	Mong Duong Finance Holdings B.V.
2,845,000	5.13%, 05/07/2029(1)	2,866,337
5,256,000	5.13%, 05/07/2029	5,295,420
6,165,000	Oryx Funding Ltd. 5.80%, 02/03/2031(1)	6,524,851
	Perusahaan Listrik Negara PT
215,000	3.88%, 07/17/2029(6)	225,535
755,000	6.15%, 05/21/2048(6)	929,594
200,000	Star Energy Geothermal Darajat / Star Energy Geothermal Salak 4.85%, 10/14/2038(1)	221,100
185,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	200,864

		43,124,970

	Electronics - 0.0%
795,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	825,576

	Energy - Alternate Sources - 0.9%
4,255,000	Continuum Energy Levanter Pte Ltd. 4.50%, 02/09/2027(1)	4,344,355
	FS Luxembourg S.a.r.l.
8,630,000	10.00%, 12/15/2025(1)	9,391,597
3,790,000	10.00%, 12/15/2025	4,124,467

The accompanying notes are an integral part of these financial statements.

99

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Energy - Alternate Sources - 0.9% - (continued)
	$2,325,000	Greenko Dutch B.V. 3.85%, 03/29/2026(1)	$2,361,038
	2,355,000	Greenko Mauritius Ltd. 6.25%, 02/21/2023(6)	2,425,650
	1,145,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,217,708

			23,864,815

		Engineering & Construction - 0.8%
	198,205	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(6)	212,408
	388,710	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(11)	284,730
	6,005,000	Hacienda Investments Ltd. Via DME Airport DAC 5.35%, 02/08/2028(1)	6,214,695
		International Airport Finance S.A.
	5,866,378	12.00%, 03/15/2033(6)	5,910,376
	7,789,912	12.00%, 03/15/2033(1)	7,848,336
	715,000	Mexico City Airport Trust 4.25%, 10/31/2026(6)	769,347
	1,280,000	PowerTeam Services LLC 9.03%, 12/04/2025(1)	1,419,200
	115,000	TopBuild Corp. 3.63%, 03/15/2029(1)	113,850

			22,772,942

		Entertainment - 0.2%
		Caesars Entertainment, Inc.
	500,000	6.25%, 07/01/2025(1)	531,600
	685,000	8.13%, 07/01/2027(1)	761,158
		Caesars Resort Collection LLC / CRC Finco, Inc.
	350,000	5.25%, 10/15/2025(1)	352,848
	360,000	5.75%, 07/01/2025(1)	378,997
		Cinemark USA, Inc.
	225,000	4.88%, 06/01/2023	224,708
	1,330,000	5.88%, 03/15/2026(1)	1,378,213
	297,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	309,623
	800,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	831,000
EUR	400,000	Scientific Games International, Inc. 5.50%, 02/15/2026(6)	483,304
	255,000	WMG Acquisition Corp. 3.63%, 10/15/2026(6)	315,724

			5,567,175

		Environmental Control - 0.0%
	$300,000	Clean Harbors, Inc. 5.13%, 07/15/2029(1)	323,364
	300,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	299,250

			622,614

		Food - 0.3%
	600,000	B&G Foods, Inc. 5.25%, 09/15/2027	620,928
GBP	2,346,000	Bellis Acquisition Co. plc 3.25%, 02/16/2026(1)	3,248,288
		BRF S.A.
	$200,000	4.88%, 01/24/2030(1)	205,372
	840,000	4.88%, 01/24/2030(6)	862,562
	380,000	MARB BondCo plc 3.95%, 01/29/2031(1)	361,065
		Post Holdings, Inc.
	325,000	4.63%, 04/15/2030(1)	328,380
	275,000	5.75%, 03/01/2027(1)	288,063
	1,320,000	Sysco Corp. 6.60%, 04/01/2050	1,961,393
	10,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	9,938
	1,270,000	United Natural Foods, Inc. 6.75%, 10/15/2028(1)	1,368,425

			9,254,414

		Food Service - 0.1%
	2,000,000	Aramark Services, Inc. 6.38%, 05/01/2025(1)	2,127,500

		Forest Products & Paper - 0.0%
		Celulosa Arauco y Constitucion S.A.
	200,000	4.20%, 01/29/2030(1)	216,000
	200,000	5.50%, 04/30/2049(1)	236,180
	200,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(6)	212,900

			665,080

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Gas - 0.2%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	$280,000	5.50%, 05/20/2025	$311,150
	15,000	5.63%, 05/20/2024	16,688
	430,000	5.88%, 08/20/2026	481,063
		Enbridge Gas, Inc.
CAD	2,000,000	2.76%, 06/02/2021	1,627,482
	2,000,000	4.77%, 12/17/2021(1)	1,670,406

			4,106,789

		Healthcare - Products - 0.1%
		Avantor Funding, Inc.
EUR	100,000	3.88%, 07/15/2028(1)	126,837
	400,000	3.88%, 07/15/2028(6)	507,350
	$770,000	4.63%, 07/15/2028(1)	806,575
	300,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	310,500

			1,751,262

		Healthcare - Services - 0.6%
		Acadia Healthcare Co., Inc.
	700,000	5.00%, 04/15/2029(1)	723,625
	460,000	5.50%, 07/01/2028(1)	485,875
EUR	392,000	CAB SELAS 3.38%, 02/01/2028(1)	468,732
		Catalent Pharma Solutions, Inc.
	275,000	2.38%, 03/01/2028(6)	329,442
	$55,000	3.13%, 02/15/2029(1)	53,212
	75,000	5.00%, 07/15/2027(1)	78,469
	165,000	Centene Corp. 4.25%, 12/15/2027	172,938
		CHS/Community Health Systems, Inc.
	1,250,000	4.75%, 02/15/2031(1)	1,240,625
	1,535,000	5.63%, 03/15/2027(1)	1,627,100
	385,000	6.63%, 02/15/2025(1)	405,694
EUR	3,110,000	Constantin Investissement SASU 5.38%, 04/15/2025(6)	3,770,778
		HCA, Inc.
	$290,000	5.38%, 02/01/2025	323,185
	925,000	5.38%, 09/01/2026	1,050,208
	255,000	5.63%, 09/01/2028	297,394
	280,000	7.50%, 11/15/2095	383,250
EUR	275,000	IQVIA, Inc. 2.25%, 01/15/2028(6)	333,925
		Rede D’or Finance S.a.r.l.
	$2,945,000	4.50%, 01/22/2030(1)	2,892,726
	2,660,000	4.50%, 01/22/2030(6)	2,612,785

			17,249,963

		Home Builders - 0.5%
	3,478,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	3,643,205
	1,822,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(1)	1,954,095
	325,000	Empire Communities Corp. 7.00%, 12/15/2025(1)	347,750
	150,000	KB Home 4.80%, 11/15/2029	161,625
	375,000	M/I Homes, Inc. 4.95%, 02/01/2028	394,331
	3,201,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	3,349,046
	615,000	Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(1)	694,181
	75,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	81,188
	2,140,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	2,183,164

			12,808,585

		Household Products/Wares - 0.1%
EUR	3,010,000	Diamond (BC) B.V. 5.63%, 08/15/2025(6)	3,696,865
	$225,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	235,687

			3,932,552

The accompanying notes are an integral part of these financial statements.

100

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Insurance - 0.6%
		Acrisure LLC / Acrisure Finance, Inc.
	$925,000	7.00%, 11/15/2025(1)	$950,437
	275,000	10.13%, 08/01/2026(1)	313,844
EUR	118,000	Aegon N.V. 0.00%, 07/15/2021, 10 year GNTH + 0.100%(2)(9)	123,962
		AIA Group Ltd.
	$400,000	3.20%, 03/11/2025(1)	425,972
	270,000	3.20%, 09/16/2040(1)	268,642
	200,000	3.20%, 09/16/2040(6)	198,994
	2,215,000	3.38%, 04/07/2030(1)	2,387,481
	155,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	157,128
	475,000	AXA S.A. 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.256% thereafter)(6)(8)(9)	658,169
		Genworth Holdings, Inc.
	3,858,000	4.80%, 02/15/2024	3,771,195
	660,000	4.90%, 08/15/2023	651,750
	2,189,000	6.50%, 06/15/2034	2,180,310
	625,000	MGIC Investment Corp. 5.25%, 08/15/2028	659,375
	450,000	Radian Group, Inc. 6.63%, 03/15/2025	509,063
	2,130,000	Unum Group 4.50%, 03/15/2025	2,385,344

			15,641,666

		Internet - 0.5%
		Arches Buyer, Inc.
	315,000	4.25%, 06/01/2028(1)	313,819
	3,429,000	6.13%, 12/01/2028(1)	3,514,725
	325,000	Endure Digital, Inc. 6.00%, 02/15/2029(1)	311,188
	625,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	608,637
		Meituan
	630,000	3.05%, 10/28/2030(1)	610,174
	420,000	3.05%, 10/28/2030(6)	406,783
		Prosus N.V.
	200,000	3.83%, 02/08/2051(1)	182,460
	200,000	4.03%, 08/03/2050(1)	186,510
		Tencent Holdings Ltd.
	200,000	2.39%, 06/03/2030(1)	195,806
	200,000	3.24%, 06/03/2050(1)	181,910
	200,000	3.24%, 06/03/2050(6)	181,910
	200,000	3.68%, 04/22/2041(1)	202,819
	200,000	3.84%, 04/22/2051(1)	202,028
	215,000	3.93%, 01/19/2038(6)	226,305
	6,445,000	3.94%, 04/22/2061(1)	6,516,732
EUR	700,000	United Group B.V. 3.63%, 02/15/2028(6)	816,328

			14,658,134

		Investment Company Security - 0.8%
	$2,445,000	Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(1)	2,583,069
	4,060,000	Greenko Mauritius Ltd. 6.25%, 02/21/2023(1)	4,181,800
	3,710,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	3,797,370
	200,000	Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(6)	150,000
		Huarong Finance 2019 Co., Ltd.
	3,530,000	3.38%, 02/24/2030(6)	2,612,200
	205,000	3.75%, 05/29/2024(6)	157,081
	200,000	3.88%, 11/13/2029(6)	147,000
	3,855,000	4.50%, 05/29/2029(6)	2,843,063
	200,000	Huarong Finance II Co., Ltd. 4.63%, 06/03/2026(6)	150,000
	5,825,000	Owl Rock Capital Corp. 3.40%, 07/15/2026	6,037,797

			22,659,380

		Iron/Steel - 0.9%
	400,000	ABJA Investment Co. Pte Ltd. 5.45%, 01/24/2028(6)	413,492
	1,820,000	CSN Islands Corp. 6.75%, 01/28/2028(6)	1,976,975
	200,000	CSN Resources S.A. 7.63%, 04/17/2026(1)	215,040

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Iron/Steel - 0.9% - (continued)
		Metinvest B.V.
EUR	1,825,000	5.63%, 06/17/2025(1)	$2,259,091
	$3,287,000	7.65%, 10/01/2027(1)	3,503,942
	705,000	7.75%, 10/17/2029(6)	750,614
	3,480,000	7.75%, 10/17/2029(1)	3,705,156
		PJSC Koks via IMH Capital DAC
	6,889,000	5.90%, 09/23/2025(1)	7,319,562
	2,505,000	5.90%, 09/23/2025(6)	2,661,562
	545,000	Vale Overseas Ltd. 3.75%, 07/08/2030	573,340

			23,378,774

		IT Services - 0.0%
		Presidio Holdings, Inc.
	508,000	4.88%, 02/01/2027(1)	523,240
	155,000	8.25%, 02/01/2028(1)	168,950

			692,190

		Leisure Time - 0.4%
		Carnival Corp.
	9,660,000	5.75%, 03/01/2027(1)	10,185,311
	70,000	7.63%, 03/01/2026(1)	76,650
EUR	615,000	7.63%, 03/01/2026(1)	818,697
	$880,000	11.50%, 04/01/2023(1)	1,011,296

			12,091,954

		Lodging - 0.5%
		Boyd Gaming Corp.
	325,000	4.75%, 12/01/2027	333,190
	75,000	6.00%, 08/15/2026	77,813
	220,000	6.38%, 04/01/2026	227,150
	1,810,000	8.63%, 06/01/2025(1)	2,004,032
	625,000	FelCor Lodging L.P. 6.00%, 06/01/2025	639,063
	470,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	459,284
		Wynn Macau Ltd.
	9,510,000	5.50%, 01/15/2026(1)	9,997,387
	715,000	5.63%, 08/26/2028(1)	752,537

			14,490,456

		Machinery - Diversified - 0.1%
EUR	1,090,000	Vertical Midco GmbH Co. 4.38%, 07/15/2027(6)	1,376,001

		Media - 1.0%
	$300,000	Altice Financing S.A. 7.50%, 05/15/2026(1)	311,685
	625,000	Cable Onda S.A. 4.50%, 01/30/2030(6)	662,500
	190,000	Cable One, Inc. 4.00%, 11/15/2030(1)	187,749
		CCO Holdings LLC / CCO Holdings Capital Corp.
	70,000	4.25%, 02/01/2031(1)	69,912
	980,000	4.50%, 08/15/2030(1)	997,042
	279,000	5.75%, 02/15/2026(1)	288,765
	725,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	760,213
	1,795,000	Discovery Communications LLC 4.65%, 05/15/2050	1,985,850
		DISH DBS Corp.
	365,000	5.00%, 03/15/2023	382,017
	200,000	5.88%, 07/15/2022	209,400
	975,000	5.88%, 11/15/2024	1,055,014
	190,000	7.38%, 07/01/2028	204,713
		Globo Comunicacao e Participacoes S.A.
	400,000	4.88%, 01/22/2030(1)	405,376
	200,000	5.13%, 03/31/2027(1)	206,500
	2,700,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	2,889,000
	300,000	Sirius XM Radio, Inc. 5.00%, 08/01/2027(1)	314,159
EUR	720,000	Vertical Midco GmbH Co. 4.38%, 07/15/2027(1)	908,918
		Virgin Media Secured Finance plc
GBP	975,000	4.13%, 08/15/2030(1)	1,349,890

The accompanying notes are an integral part of these financial statements.

101

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Media - 1.0% - (continued)
GBP	1,505,000	4.13%, 08/15/2030(6)	$2,083,676
	$2,310,000	4.50%, 08/15/2030(1)	2,320,449
		Virgin Media Vendor Financing Notes DAC
GBP	790,000	4.88%, 07/15/2028(1)	1,118,305
	1,680,000	4.88%, 07/15/2028(6)	2,378,167
	$1,610,000	VTR Comunicaciones S.p.A. 4.38%, 04/15/2029(1)	1,618,050
		VTR Finance N.V.
	2,855,000	6.38%, 07/15/2028(1)	3,083,400
	1,590,000	6.38%, 07/15/2028(6)	1,717,200
	637,000	Ziggo B.V. 5.50%, 01/15/2027(1)	662,531

			28,170,481

		Metal Fabricate/Hardware - 0.0%
	225,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	235,492
		Novelis Corp.
	415,000	4.75%, 01/30/2030(1)	431,600
	165,000	5.88%, 09/30/2026(1)	172,126

			839,218

		Mining - 0.1%
	205,000	AngloGold Ashanti Holdings plc 3.75%, 10/01/2030	211,904
		Constellium SE
EUR	500,000	4.25%, 02/15/2026(6)	612,396
	$425,000	5.63%, 06/15/2028(1)	450,500
	301,000	FMG Resources August Pty Ltd. 4.50%, 09/15/2027(1)	326,931
	275,000	VM Holding S.A. 5.38%, 05/04/2027(1)	294,525

			1,896,256

		Office/Business Equipment - 0.1%
	200,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	208,706
	615,000	Xerox Corp. 4.38%, 03/15/2023	644,520
		Xerox Holdings Corp.
	365,000	5.00%, 08/15/2025(1)	383,250
	1,125,000	5.50%, 08/15/2028(1)	1,175,625

			2,412,101

		Oil & Gas - 3.8%
		Apache Corp.
	200,000	4.38%, 10/15/2028	203,994
	575,000	4.63%, 11/15/2025	607,344
	16,000	4.75%, 04/15/2043	15,888
	19,000	5.10%, 09/01/2040	19,477
		Continental Resources, Inc.
	5,255,000	4.38%, 01/15/2028(7)	5,714,812
	94,000	4.50%, 04/15/2023	98,655
	90,000	4.90%, 06/01/2044(7)	93,710
	6,290,000	5.75%, 01/15/2031(1)	7,296,400
		Empresa Nacional del Petroleo
	200,000	3.75%, 08/05/2026(6)	211,233
	200,000	5.25%, 11/06/2029(6)	223,600
		Energean Israel Finance Ltd.
	1,525,000	4.50%, 03/30/2024(1)(6)	1,562,698
	1,455,000	4.88%, 03/30/2026(1)(6)	1,500,469
	4,770,000	5.38%, 03/30/2028(1)(6)	4,931,846
	8,415,000	5.88%, 03/30/2031(1)(6)	8,678,726
	6,505,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(1)	6,196,012
		Leviathan Bond Ltd.
	317,000	6.13%, 06/30/2025(1)(6)	346,719
	3,177,000	6.50%, 06/30/2027(1)(6)	3,525,326
	4,385,000	6.75%, 06/30/2030(1)(6)	4,913,305
	4,497,000	Matador Resources Co. 5.88%, 09/15/2026	4,485,757
		NAK Naftogaz Ukraine via Kondor Finance plc
	3,370,000	7.63%, 11/08/2026(6)	3,361,943

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Oil & Gas - 3.8% - (continued)
	$6,220,000	7.63%, 11/08/2026(1)	$6,205,128
		Occidental Petroleum Corp.
	390,000	2.90%, 08/15/2024	389,025
	250,000	3.00%, 02/15/2027	238,593
	20,000	3.20%, 08/15/2026	19,450
	450,000	3.40%, 04/15/2026	445,023
	288,000	4.20%, 03/15/2048	242,700
	4,447,000	4.40%, 04/15/2046	3,913,360
	120,000	5.50%, 12/01/2025	129,000
	3,570,000	6.13%, 01/01/2031	3,971,625
	10,000	6.38%, 09/01/2028	11,200
		Ovintiv Exploration, Inc.
	105,000	5.38%, 01/01/2026	117,592
	430,000	5.63%, 07/01/2024	479,558
		Petrobras Global Finance B.V.
	630,000	5.60%, 01/03/2031	680,085
	1,100,000	5.75%, 02/01/2029	1,228,590
	2,915,000	6.75%, 06/03/2050	3,189,622
	335,000	6.90%, 03/19/2049	377,076
	845,000	7.38%, 01/17/2027	1,021,402
		Petroleos de Venezuela S.A.
	290,000	6.00%, 05/16/2024(6)(12)	12,615
	125,000	9.00%, 11/17/2021(6)(12)	5,438
		Petroleos Mexicanos
	625,000	4.25%, 01/15/2025	632,475
	10,000	5.95%, 01/28/2031	9,654
	2,460,000	6.38%, 01/23/2045	2,121,750
	640,000	6.50%, 06/02/2041	574,490
	485,000	6.75%, 09/21/2047	428,740
	405,000	6.84%, 01/23/2030	416,138
	9,760,000	7.69%, 01/23/2050	9,394,976
	1,920,000	Range Resources Corp. 8.25%, 01/15/2029(1)	2,082,758
	300,000	Saudi Arabian Oil Co. 2.75%, 04/16/2022(1)	306,294
		Sinopec Group Overseas Development Ltd.
	235,000	2.70%, 05/13/2030(1)	235,108
	435,000	2.70%, 05/13/2030(6)	435,200
	350,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	368,043
	160,000	Transocean, Inc. 6.80%, 03/15/2038	76,382
		YPF S.A.
	8,655,000	6.95%, 07/21/2027(6)	5,322,825
	140,000	7.00%, 12/15/2047(6)	79,591
	390,000	7.00%, 12/15/2047(1)	221,719
	97,000	8.50%, 03/23/2025(1)	79,928
	4,505,000	8.50%, 03/23/2025	3,712,120
	160,000	8.75%, 04/04/2024(1)	130,402

			103,293,589

		Oil & Gas Services - 0.5%
	9,185,000	Borets Finance DAC 6.00%, 09/17/2026(1)	9,405,440
	3,780,000	Guara Norte S.a.r.l. 5.20%, 06/15/2034(1)	3,808,350

			13,213,790

		Packaging & Containers - 0.5%
		ARD Finance S.A. (5.00% Cash, 5.75% PIK)
EUR	2,570,000	5.00%, 06/30/2027(6)(10)	3,160,538
	785,000	5.00%, 06/30/2027(1)(10)	965,378
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	850,000	2.13%, 08/15/2026(6)	1,021,912
	270,000	2.13%, 08/15/2026(1)	324,607
	$1,505,000	5.25%, 08/15/2027(1)	1,538,239
EUR	200,000	Ball Corp. 1.50%, 03/15/2027	245,055
		Berry Global, Inc.
	100,000	1.50%, 01/15/2027(6)	121,867
	$250,000	5.63%, 07/15/2027(1)	266,250

The accompanying notes are an integral part of these financial statements.

102

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Packaging & Containers - 0.5% - (continued)
EUR	625,000	Crown European Holdings S.A. 2.88%, 02/01/2026(6)	$804,316
	$640,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	650,400
	325,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	316,063
		Owens-Brockway Glass Container, Inc.
	40,000	5.38%, 01/15/2025(1)	42,550
		Owens-Brockway Glass Container, Inc.
	333,000	5.88%, 08/15/2023(1)	360,472
	552,000	6.38%, 08/15/2025(1)	612,030
	1,685,000	6.63%, 05/13/2027(1)	1,819,800
EUR	400,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	482,718
	785,000	Trivium Packaging Finance B.V. 3.75%, 08/15/2026(6)	967,228

			13,699,423

		Pharmaceuticals - 1.0%
		Bausch Health Cos., Inc.
	$1,595,000	5.00%, 01/30/2028(1)	1,618,781
	1,000,000	5.00%, 02/15/2029(1)	1,001,540
	185,000	5.25%, 01/30/2030(1)	185,925
	410,000	6.13%, 04/15/2025(1)	419,225
		Endo Dac / Endo Finance LLC / Endo Finco, Inc.
	248,000	6.00%, 07/15/2023(1)	215,760
	2,170,000	6.00%, 06/30/2028(1)	1,649,200
	1,578,000	9.50%, 07/31/2027(1)	1,672,680
	1,255,000	Organon Finance 1 LLC 5.13%, 04/30/2031(1)	1,302,188
	1,029,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(1)	1,083,022
		Teva Pharmaceutical Finance Netherlands B.V.
EUR	425,000	1.25%, 03/31/2023(6)	498,622
	$1,050,000	2.80%, 07/21/2023	1,039,637
	13,130,000	3.15%, 10/01/2026	12,342,200
EUR	3,490,000	4.50%, 03/01/2025	4,377,112
	$200,000	6.75%, 03/01/2028	218,000

			27,623,892

		Pipelines - 0.3%
	200,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(6)	229,040
	315,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	320,988
		Buckeye Partners L.P.
	78,000	3.95%, 12/01/2026	78,000
	150,000	4.13%, 03/01/2025(1)	153,750
	75,000	4.50%, 03/01/2028(1)	75,094
	125,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	130,469
	175,000	Cheniere Energy, Inc. 4.63%, 10/15/2028(1)	182,464
	300,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	329,250
	339,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	350,441
		EQM Midstream Partners L.P.
	150,000	4.50%, 01/15/2029(1)	148,875
	1,980,000	4.75%, 01/15/2031(1)	1,959,982
	60,000	6.00%, 07/01/2025(1)	65,550
	35,000	6.50%, 07/01/2027(1)	38,648
	185,000	6.50%, 07/15/2048	187,710
		Galaxy Pipeline Assets Bidco Ltd.
	200,000	1.75%, 09/30/2027(1)	200,938
	320,000	2.16%, 03/31/2034(1)	313,816
	440,000	2.63%, 03/31/2036(1)	426,270
	380,000	2.63%, 03/31/2036(6)	368,142
	325,000	2.94%, 09/30/2040(1)	317,733
	200,000	3.25%, 09/30/2040(1)	194,761
	300,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.00%, 03/01/2027(1)	304,410

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Pipelines - 0.3% - (continued)
		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
	$125,000	4.88%, 02/01/2031(1)	$130,432
	600,000	6.50%, 07/15/2027	652,500
CAD	1,500,000	TransCanada PipeLines Ltd. 3.65%, 11/15/2021	1,240,355
		Western Midstream Operating L.P.
	$425,000	3.95%, 06/01/2025	443,328
	400,000	5.30%, 02/01/2030	436,500
	125,000	6.50%, 02/01/2050	141,436

			9,420,882

		Real Estate - 1.2%
		CIFI Holdings Group Co., Ltd.
	5,880,000	5.25%, 05/13/2026(6)	5,999,487
	475,000	5.95%, 10/20/2025(6)	502,550
	4,120,000	6.00%, 07/16/2025(6)	4,348,660
		Country Garden Holdings Co., Ltd.
	410,000	5.63%, 01/14/2030(6)	443,765
	200,000	6.15%, 09/17/2025(6)	219,720
		KWG Group Holdings Ltd.
	200,000	6.30%, 02/13/2026(6)	202,562
	200,000	7.40%, 01/13/2027(6)	205,068
		Times China Holdings Ltd.
	6,085,000	6.20%, 03/22/2026(6)	5,992,554
	4,145,000	6.75%, 07/08/2025(6)	4,222,116
		Yuzhou Group Holdings Co., Ltd.
	6,370,000	6.35%, 01/13/2027(6)	5,278,690
	500,000	7.38%, 01/13/2026(6)	420,228
	4,480,000	7.70%, 02/20/2025(6)	3,933,357

			31,768,757

		Real Estate Investment Trusts - 0.2%
	930,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	1,020,488
		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	2,841,000	4.25%, 02/01/2027(1)	2,789,209
	1,125,000	5.25%, 10/01/2025(1)	1,136,250
	265,000	SBA Tower Trust 3.17%, 04/09/2047(1)	265,646
		VICI Properties L.P. / VICI Note Co., Inc.
	195,000	3.50%, 02/15/2025(1)	199,144
	150,000	3.75%, 02/15/2027(1)	151,205

			5,561,942

		Retail - 1.7%
		1011778 BC ULC / New Red Finance, Inc.
	405,000	3.50%, 02/15/2029(1)	394,875
	300,000	3.88%, 01/15/2028(1)	303,750
	110,000	4.00%, 10/15/2030(1)	107,250
	175,000	5.75%, 04/15/2025(1)	185,500
	3,751,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(10)	3,863,905
	2,910,000	Beacon Roofing Supply, Inc. 4.13%, 05/15/2029(1)(13)	2,902,725
	270,000	Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC 5.13%, 04/15/2029(1)	275,143
	1,445,000	CEC Entertainment LLC 6.75%, 05/01/2026(1)	1,434,596
		eG Global Finance plc
EUR	3,042,000	4.38%, 02/07/2025(6)	3,543,869
	543,000	6.25%, 10/30/2025(6)	664,703
	$595,000	ETSY, Inc. 0.13%, 10/01/2026	1,390,069
	1,460,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	1,500,150
	3,925,000	Jollibee Worldwide Pte Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(6)(8)(9)	3,762,701

The accompanying notes are an integral part of these financial statements.

103

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Retail - 1.7% - (continued)
		KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	$425,000	4.75%, 06/01/2027(1)	$446,781
	150,000	5.25%, 06/01/2026(1)	154,202
		L Brands, Inc.
	440,000	5.25%, 02/01/2028	482,350
	1,225,000	6.63%, 10/01/2030(1)	1,411,763
	4,556,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	4,669,900
	360,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	378,000
	758,000	Macy’s Retail Holdings LLC 5.88%, 04/01/2029(1)(7)	777,860
		Magic Mergeco, Inc.
	430,000	5.25%, 05/01/2028(1)	435,375
	5,451,000	7.88%, 05/01/2029(1)	5,601,502
	320,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.13%, 04/01/2026(1)	327,322
	3,317,000	PetSmart, Inc. 7.75%, 02/15/2029(1)	3,596,291
	5,629,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	5,931,559
	1,105,000	Staples, Inc. 7.50%, 04/15/2026(1)	1,143,675
	550,000	United Rentals North America, Inc. 4.88%, 01/15/2028	582,312
	70,000	Yum! Brands, Inc. 3.63%, 03/15/2031	69,091

			46,337,219

		Semiconductors - 0.2%
	3,460,000	Broadcom, Inc. 4.15%, 11/15/2030	3,780,113
	325,000	Entegris, Inc. 4.63%, 02/10/2026(1)	336,274
	200,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	222,000

			4,338,387

		Software - 0.2%
	150,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	147,641
EUR	2,420,000	Brunello Bidco S.p.A. 3.75%, 02/15/2028, 3 mo. EURIBOR + 3.750%(1)(2)	2,910,934
	$75,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, 01/31/2026(1)	78,563
	100,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	107,250
	465,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	472,556
	250,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	261,562
	255,000	Open Text Corp. 3.88%, 02/15/2028(1)	258,187
	425,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	451,509

			4,688,202

		Telecommunications - 1.6%
EUR	340,000	Altice France Holding S.A. 8.00%, 05/15/2027(1)	444,573
		Altice France S.A.
	425,000	2.50%, 01/15/2025(1)	503,595
	200,000	3.38%, 01/15/2028(6)	236,843
		Altice France S.A.
	595,000	4.00%, 07/15/2029(1)	719,619
	$210,000	5.13%, 07/15/2029(1)	210,286
EUR	3,495,000	5.88%, 02/01/2027(6)	4,474,984
	$325,000	7.38%, 05/01/2026(1)	336,960
	3,195,000	AT&T, Inc. 2.75%, 06/01/2031	3,195,387
	200,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(6)	220,040
	565,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(6)	608,615
	200,000	Embarq Corp. 8.00%, 06/01/2036	232,878
		Frontier Communications Corp.
	265,000	5.00%, 05/01/2028(1)	270,631
	2,075,000	5.88%, 10/15/2027(1)	2,204,687
	610,000	6.75%, 05/01/2029(1)	644,694
		Lorca Telecom Bondco S.A.
EUR	2,360,000	4.00%, 09/18/2027(1)	2,888,381
	1,345,000	4.00%, 09/18/2027(6)	1,646,456

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 31.5% - (continued)
		Telecommunications - 1.6% - (continued)
	$180,000	Millicom International Cellular S.A. 6.25%, 03/25/2029(6)	$201,150
	5,765,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(6)(8)(9)	6,125,312
	405,000	Ooredoo International Finance Ltd. 2.63%, 04/08/2031(1)	408,677
		Sprint Corp.
	240,000	7.13%, 06/15/2024	277,169
	600,000	7.88%, 09/15/2023	684,000
		T-Mobile USA, Inc.
	135,000	2.25%, 02/15/2026	135,855
	325,000	2.63%, 04/15/2026	330,590
		Telecom Argentina S.A.
	3,230,000	8.00%, 07/18/2026(1)	2,874,700
	4,175,000	8.00%, 07/18/2026	3,715,750
	105,000	8.50%, 08/06/2025(1)	96,451
	594,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	648,767
	3,015,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,208,292
CAD	1,000,000	TELUS Corp. 2.35%, 03/28/2022	825,270
		VEON Holdings B.V.
	$420,000	3.38%, 11/25/2027(1)	423,032
	305,000	3.38%, 11/25/2027(6)	307,202
	400,000	4.00%, 04/09/2025(6)	420,120
		Vmed UK Financing plc
EUR	455,000	3.25%, 01/31/2031(1)	552,494
	$1,550,000	4.25%, 01/31/2031(1)	1,499,625
	1,690,000	Vodafone Group plc 7.00%, 04/04/2079, (7.00% fixed rate until 01/04/2029; 5 year USD Swap + 4.873% thereafter)(8)	2,061,278
		VTR Comunicaciones S.p.A.
	180,000	5.13%, 01/15/2028(1)	188,550
	200,000	5.13%, 01/15/2028(6)	209,500

			44,032,413

		Toys/Games/Hobbies - 0.0%
		Mattel, Inc.
	205,000	3.38%, 04/01/2026(1)	212,175
	150,000	5.88%, 12/15/2027(1)	164,812
	77,000	6.75%, 12/31/2025(1)	80,889

			457,876

		Transportation - 0.2%
		Rumo Luxembourg S.a.r.l.
	3,362,000	5.25%, 01/10/2028(1)	3,573,806
	781,000	5.25%, 01/10/2028(6)(7)	830,203

			4,404,009

		Trucking & Leasing - 0.0%
	100,000	DAE Funding LLC 4.50%, 08/01/2022(6)	100,250

		Water - 0.0%
	610,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(6)	634,711

		Total Corporate Bonds (cost $833,875,224)	$859,318,409

FOREIGN GOVERNMENT OBLIGATIONS - 20.3%
		Angola - 0.4%
		Angolan Government International Bond
	5,305,000	8.00%, 11/26/2029(6)	$5,338,156
	3,685,000	8.25%, 05/09/2028(6)	3,777,125
	400,000	9.38%, 05/08/2048(6)	411,308

			9,526,589

The accompanying notes are an integral part of these financial statements.

104

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.3% - (continued)
		Argentina - 0.9%
		Argentine Republic Government International Bond
	$22,770,601	0.13%, 07/09/2030(4)	$8,196,733
	25,476,093	0.13%, 07/09/2035(4)	8,025,224
	4,785,000	0.13%, 01/09/2038(4)	1,801,600
	11,442,195	0.13%, 07/09/2041(4)	4,067,815
	780,658	1.00%, 07/09/2029	294,089
		Provincia de Cordoba
	1,081,800	3.00%, 06/01/2027(4)(6)	632,864
	304,156	6.88%, 02/01/2029	172,609

			23,190,934

		Armenia - 0.0%
		Republic of Armenia International Bond
	470,000	3.60%, 02/02/2031(1)	429,909
	265,000	3.60%, 02/02/2031(6)	242,396
	200,000	3.95%, 09/26/2029(6)	191,290

			863,595

		Australia - 0.1%
AUD	3,045,000	Australia Government Bond 1.75%, 06/21/2051(6)	1,900,937

		Azerbaijan - 0.2%
		Republic of Azerbaijan International Bond
	$1,330,000	3.50%, 09/01/2032(6)	1,341,092
	1,675,000	4.75%, 03/18/2024(6)	1,819,469
	960,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(6)	1,152,058

			4,312,619

		Benin - 0.2%
EUR	5,055,000	Benin Government International Bond 4.88%, 01/19/2032(1)	6,079,803

		Bermuda - 0.0%
		Bermuda Government International Bond
	$350,000	3.38%, 08/20/2050(6)	343,350
	200,000	4.75%, 02/15/2029(1)	231,320

			574,670

		Brazil - 0.5%
		Brazil Notas do Tesouro Nacional
BRL	16,795,000	10.00%, 01/01/2025	3,294,296
	16,871,000	10.00%, 01/01/2027	3,305,515
		Brazilian Government International Bond
	$1,295,000	3.88%, 06/12/2030	1,284,977
	2,050,000	4.75%, 01/14/2050	1,923,925
	3,765,000	5.00%, 01/27/2045	3,705,475

			13,514,188

		Bulgaria - 0.0%
EUR	485,000	Bulgaria Government International Bond 1.38%, 09/23/2050(6)	555,686

		Canada - 1.0%
CAD	3,500,000	Alberta T-Bill 0.19%, 10/12/2021(14)	2,843,766
	2,100,000	City of Montreal Canada 4.50%, 12/01/2021	1,750,882
	1,600,000	City of Vancouver 3.45%, 12/02/2021	1,326,378
	4,000,000	Municipal Finance Authority of British Columbia 4.15%, 06/01/2021	3,264,539
	700,000	Newfoundland T-Bill 0.19%, 06/17/2021(14)	569,306
	500,000	Ontario Hydro Corp. Coupon Strip 0.00%, 08/06/2021(11)	406,540
	2,000,000	Ontario Hydro Residual Strip 0.00%, 10/15/2021(11)	1,624,695
	3,980,000	OPB Finance Trust 1.88%, 02/24/2022(6)	3,276,691
		PEI Treasury Note
	200,000	0.01%, 06/08/2021	162,688
	1,680,000	0.01%, 07/13/2021	1,366,142

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.3% - (continued)
		Canada - 1.0% - (continued)
CAD	1,000,000	Province of Manitoba Canada T-Bill 0.15%, 05/05/2021(14)	$813,553
	600,000	Province of New Brunswick Canada Generic Coupon Strip 0.00%, 09/26/2021(11)	487,469
	550,000	Province of Nova Scotia Canada Generic Strip 0.00%, 06/02/2021(11)	447,375
	1,000,000	Province of Nova Scotia Canada Residual Strip 0.00%, 01/30/2022(11)	811,419
		Province of Saskatchewan
	4,735,000	0.01%, 05/20/2021	3,851,870
	1,250,000	0.01%, 08/17/2021	1,016,333
	2,500,000	PSP Capital, Inc. 1.34%, 08/18/2021	2,040,837
	700,000	Regional Municipality of York 4.00%, 06/30/2021	572,932

			26,633,415

		Chile - 0.2%
CLP	3,795,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(1)(6)	5,731,594

		China - 0.3%
CNY	41,380,000	Agricultural Development Bank of China 2.96%, 04/17/2030	6,092,704
	9,320,000	China Government Bond 2.68%, 05/21/2030	1,380,106

			7,472,810

		Colombia - 0.7%
		Colombia Government International Bond
	$2,735,000	3.00%, 01/30/2030	2,680,300
	4,565,000	3.13%, 04/15/2031	4,468,907
	715,000	3.25%, 04/22/2032	701,015
	650,000	4.13%, 05/15/2051	612,371
	4,415,000	5.00%, 06/15/2045	4,692,703
COP	22,788,100,000	Colombian TES 7.00%, 06/30/2032	5,964,731

			19,120,027

		Croatia - 0.2%
		Croatia Government International Bond
EUR	1,785,000	1.13%, 06/19/2029(6)	2,198,968
	2,930,000	1.50%, 06/17/2031(6)	3,673,605
	270,000	2.75%, 01/27/2030(6)	375,597

			6,248,170

		Dominican Republic - 0.4%
		Dominican Republic International Bond
	$197,000	4.88%, 09/23/2032(1)	206,160
	720,000	5.30%, 01/21/2041(1)	731,880
	595,000	5.95%, 01/25/2027(6)	675,331
	250,000	6.00%, 07/19/2028(6)	285,315
	825,000	6.40%, 06/05/2049(6)	899,250
	7,055,000	6.40%, 06/05/2049(1)	7,689,950
	115,000	6.85%, 01/27/2045(6)	130,813

			10,618,699

		Ecuador - 0.0%
	400,000	Ecuador Government International Bond 0.50%, 07/31/2035(4)(6)	272,004

		Egypt - 0.5%
		Egypt Government International Bond
	325,000	3.88%, 02/16/2026(1)	316,693
EUR	570,000	4.75%, 04/16/2026(6)	711,022
	$480,000	5.58%, 02/21/2023(1)	501,696
	3,800,000	5.88%, 02/16/2031(1)	3,662,364
EUR	100,000	6.38%, 04/11/2031(6)	125,286
	$300,000	6.59%, 02/21/2028(1)	312,732
	325,000	7.50%, 02/16/2061(1)	301,031

The accompanying notes are an integral part of these financial statements.

105

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.3% - (continued)
		Egypt - 0.5% - (continued)
	$200,000	7.60%, 03/01/2029(6)	$216,790
	5,200,000	7.63%, 05/29/2032(1)	5,520,840
	650,000	7.90%, 02/21/2048(6)	638,378
	915,000	8.50%, 01/31/2047(6)	943,145
	895,000	8.88%, 05/29/2050(1)	940,518

			14,190,495

		Ethiopia - 0.0%
	205,000	Ethiopia International Bond 6.63%, 12/11/2024(6)	195,775

		Gabon - 0.1%
		Gabon Government International Bond
	600,000	6.63%, 02/06/2031(1)	602,616
	800,000	6.95%, 06/16/2025(6)	850,816

			1,453,432

		Ghana - 0.2%
		Ghana Government International Bond
	1,500,000	6.38%, 02/11/2027(1)	1,487,430
	355,000	7.75%, 04/07/2029(1)	362,721
	2,820,000	7.88%, 02/11/2035(6)	2,773,639
	841,000	7.88%, 02/11/2035(1)	827,174

			5,450,964

		Honduras - 0.0%
		Honduras Government International Bond
	300,000	5.63%, 06/24/2030(1)	315,000
	150,000	5.63%, 06/24/2030(6)	157,500

			472,500

		Hungary - 0.1%
		Hungary Government International Bond
EUR	340,000	1.50%, 11/17/2050(6)	382,849
	1,423,000	1.63%, 04/28/2032(6)	1,825,493
	725,000	1.75%, 06/05/2035(6)	922,587

			3,130,929

		India - 0.2%
INR	463,260,000	India Government Bond 5.77%, 08/03/2030	6,023,384

		Indonesia - 0.6%
		Indonesia Government International Bond
EUR	115,000	1.10%, 03/12/2033	134,965
	$2,505,000	4.63%, 04/15/2043(6)	2,816,709
	1,320,000	4.75%, 01/08/2026(6)	1,503,897
	760,000	4.75%, 02/11/2029	885,544
	1,585,000	4.75%, 07/18/2047(6)	1,821,681
	1,980,000	5.13%, 01/15/2045(6)	2,382,842
		Indonesia Treasury Bond
IDR	44,365,000,000	7.00%, 09/15/2030	3,166,730
	43,338,000,000	7.50%, 06/15/2035	3,095,974
		Perusahaan Penerbit SBSN Indonesia III
	$200,000	4.15%, 03/29/2027(6)	222,554
	200,000	4.45%, 02/20/2029(6)	227,796

			16,258,692

		Italy - 0.2%
EUR	3,585,000	Italy Buoni Ordinari del Tesoro BOT 0.00%, 05/14/2021(6)(11)	4,310,716
	1,000,000	Italy Buoni Poliennali Del Tesoro 1.20%, 04/01/2022(6)	1,220,058

			5,530,774

		Ivory Coast - 0.3%
		Ivory Coast Government International Bond
	965,000	4.88%, 01/30/2032(1)	1,164,417
	500,000	4.88%, 01/30/2032(6)	603,325

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.3% - (continued)
		Ivory Coast - 0.3% - (continued)
EUR	995,000	5.88%, 10/17/2031(1)	$1,293,648
	2,485,000	5.88%, 10/17/2031(6)	3,230,870
	300,000	6.88%, 10/17/2040(6)	389,716

			6,681,976

		Japan - 5.0%
		Japan Treasury Discount Bill
JPY	1,447,000,000	(0.11%), 08/25/2021(14)	13,244,513
	1,587,800,000	(0.10%), 05/10/2021(14)	14,528,598
	1,144,450,000	(0.10%), 05/24/2021(14)	10,472,289
	100,000,000	(0.10%), 05/25/2021(14)	915,052
	671,500,000	(0.10%), 05/31/2021(14)	6,144,680
	1,159,350,000	(0.10%), 06/07/2021(14)	10,609,053
	1,478,400,000	(0.10%), 06/14/2021(14)	13,528,916
	1,460,950,000	(0.10%), 06/21/2021(14)	13,369,512
	758,150,000	(0.10%), 06/28/2021(14)	6,938,166
	240,950,000	(0.10%), 07/05/2021(14)	2,205,088
	900,950,000	(0.10%), 07/26/2021(14)	8,245,713
	1,456,350,000	(0.10%), 08/02/2021(14)	13,329,145
	454,100,000	(0.09%), 05/17/2021(14)	4,155,160
	780,000,000	(0.09%), 06/10/2021(14)	7,137,733
	1,180,000,000	(0.09%), 07/19/2021(14)	10,799,400

			135,623,018

		Jordan - 0.1%
		Jordan Government International Bond
	$200,000	4.95%, 07/07/2025(1)	206,800
	400,000	5.75%, 01/31/2027(6)	424,040
	530,000	5.85%, 07/07/2030(6)	548,970
		Jordan Government International Bond
	2,160,000	6.13%, 01/29/2026(6)	2,333,232

			3,513,042

		Macedonia - 0.1%
		North Macedonia Government International Bond
EUR	635,000	1.63%, 03/10/2028(1)	737,930
	210,000	2.75%, 01/18/2025(6)	262,551
	375,000	3.68%, 06/03/2026(1)	490,589
	665,000	3.68%, 06/03/2026(6)	869,978
	405,000	3.98%, 07/24/2021(6)	490,563

			2,851,611

		Mexico - 1.2%
		Mexican Bonos
MXN	64,929,500	5.75%, 03/05/2026	3,176,279
	57,417,000	8.50%, 11/18/2038	3,070,252
		Mexico Government International Bond
EUR	1,114,000	1.13%, 01/17/2030	1,287,703
	5,600,000	1.45%, 10/25/2033	6,285,890
	1,770,000	2.13%, 10/25/2051	1,742,775
	$200,000	4.35%, 01/15/2047	199,566
	7,525,000	4.50%, 01/31/2050	7,667,674
	2,765,000	4.75%, 04/27/2032	3,107,860
	1,906,000	4.75%, 03/08/2044	2,028,213
	4,510,000	5.00%, 04/27/2051	4,915,719

			33,481,931

		Mongolia - 0.5%
		Mongolia Government International Bond
	4,917,000	5.13%, 12/05/2022(6)	5,091,553
	7,293,000	5.13%, 04/07/2026(1)	7,813,925

			12,905,478

		Morocco - 0.1%
		Morocco Government International Bond
EUR	750,000	1.50%, 11/27/2031(6)	845,945
	140,000	2.00%, 09/30/2030(6)	166,346
	$350,000	4.25%, 12/11/2022(6)	366,695

			1,378,986

The accompanying notes are an integral part of these financial statements.

106

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.3% - (continued)
		Oman - 0.3%
		Oman Government International Bond
	$460,000	6.25%, 01/25/2031(1)	$494,500
	430,000	6.25%, 01/25/2031(6)	462,250
	5,250,000	6.50%, 03/08/2047(6)	5,131,875
	2,305,000	6.75%, 01/17/2048(6)	2,298,085

			8,386,710

		Pakistan - 0.3%
		Pakistan Government International Bond
	3,235,000	6.00%, 04/08/2026(1)	3,323,510
	1,070,000	6.88%, 12/05/2027(6)	1,118,150
	3,720,000	7.38%, 04/08/2031(1)	3,906,000

			8,347,660

		Panama - 0.2%
		Panama Government International Bond
	830,000	3.16%, 01/23/2030	867,350
	1,095,000	3.87%, 07/23/2060	1,094,518
	495,000	4.30%, 04/29/2053	530,581
	585,000	4.50%, 04/16/2050	646,226
	1,545,000	4.50%, 04/01/2056	1,700,272
	465,000	Panama Notas del Tesoro 3.75%, 04/17/2026	500,108

			5,339,055

		Paraguay - 0.1%
		Paraguay Government International Bond
	400,000	4.70%, 03/27/2027(6)	444,800
	480,000	4.95%, 04/28/2031(6)	539,285

			984,085

		Peru - 0.0%
		Peruvian Government International Bond
	345,000	2.78%, 01/23/2031	345,000
	350,000	3.55%, 03/10/2051	345,114

			690,114

		Philippines - 0.1%
		Philippine Government International Bond
	1,810,000	3.70%, 03/01/2041	1,918,386
	205,000	3.70%, 02/02/2042	217,202
	650,000	3.95%, 01/20/2040	709,338

			2,844,926

		Qatar - 0.0%
		Qatar Government International Bond
	310,000	2.38%, 06/02/2021(6)	310,465
	200,000	4.40%, 04/16/2050(6)	232,524

			542,989

		Romania - 0.6%
		Romanian Government International Bond
EUR	340,000	1.38%, 12/02/2029(1)	406,916
	535,000	1.38%, 12/02/2029(6)	640,294
	890,000	2.00%, 01/28/2032(6)	1,075,352
	120,000	2.00%, 01/28/2032(1)	144,991
	460,000	2.00%, 04/14/2033(1)	545,270
	175,000	2.12%, 07/16/2031(1)	215,485
	945,000	2.12%, 07/16/2031(6)	1,163,620
	6,170,000	2.63%, 12/02/2040(1)	7,266,481
	2,260,000	2.63%, 12/02/2040(6)	2,661,629
	720,000	2.75%, 04/14/2041(1)	850,125
	315,000	2.88%, 03/11/2029(6)	418,435
	400,000	3.38%, 02/08/2038(6)	519,805
	215,000	3.38%, 01/28/2050(6)	269,733
	8,000	3.38%, 01/28/2050(1)	10,037
	32,000	3.62%, 05/26/2030(1)	44,333

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.3% - (continued)
		Romania - 0.6% - (continued)
EUR	233,000	3.88%, 10/29/2035(6)	$324,608
	52,000	6.13%, 01/22/2044(6)	67,652

			16,624,766

		Russia - 1.0%
		Russian Federal Bond - OFZ
RUB	210,340,000	7.15%, 11/12/2025	2,883,323
	201,630,000	7.65%, 04/10/2030	2,812,351
		Russian Foreign Bond - Eurobond
EUR	400,000	1.85%, 11/20/2032(6)	471,214
	$3,600,000	4.25%, 06/23/2027(6)	3,984,322
	600,000	4.38%, 03/21/2029(1)	671,586
	2,000,000	4.38%, 03/21/2029(6)	2,238,620
	1,800,000	4.75%, 05/27/2026(6)	2,030,652
	7,600,000	5.10%, 03/28/2035(6)	8,942,996
	800,000	5.25%, 06/23/2047(6)	984,000
	1,600,000	5.63%, 04/04/2042(6)	2,015,680

			27,034,744

		Senegal - 0.2%
		Senegal Government International Bond
EUR	3,780,000	4.75%, 03/13/2028(6)	4,715,377
	$415,000	6.25%, 07/30/2024(6)	449,995
	920,000	6.25%, 05/23/2033(6)	963,700
		Senegal Government International Bond
	205,000	6.75%, 03/13/2048(6)	206,041

			6,335,113

		Serbia - 0.2%
		Serbia International Bond
EUR	1,875,000	1.50%, 06/26/2029(6)	2,231,225
	120,000	1.50%, 06/26/2029(1)	142,798
	250,000	1.65%, 03/03/2033(1)	289,547
	830,000	3.13%, 05/15/2027(6)	1,096,906

			3,760,476

		South Africa - 0.3%
ZAR	94,425,000	Republic of South Africa Government Bond 8.00%, 01/31/2030	6,015,993
		Republic of South Africa Government International Bond
	$1,640,000	5.75%, 09/30/2049	1,580,550
	610,000	6.25%, 03/08/2041	640,256

			8,236,799

		South Korea - 0.6%
		Export-Import Bank of Korea
	2,000,000	0.61%, 08/25/2021, 3 mo. USD SOFR + 0.600%(2)	2,001,040
	1,000,000	0.76%, 06/01/2021, 3 mo. USD LIBOR + 0.575%(2)	1,000,343
	4,500,000	0.99%, 07/05/2022, 3 mo. USD LIBOR + 0.800%(2)(6)	4,528,156
	1,000,000	4.38%, 09/15/2021	1,014,570
		Korea Development Bank
	6,200,000	0.90%, 02/27/2022, 3 mo. USD LIBOR + 0.705%(2)	6,223,605
	2,000,000	0.98%, 10/30/2022, 3 mo. USD LIBOR + 0.800%(2)(6)	2,015,680

			16,783,394

		Supranational - 0.2%
TRY	8,660,000	Asian Development Bank 17.50%, 10/04/2021	1,018,310
	12,000,000	European Bank for Reconstruction & Development 10.00%, 10/13/2021	1,392,500

The accompanying notes are an integral part of these financial statements.

107

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.3% - (continued)
		Supranational - 0.2% - (continued)
TRY	33,000,000	European Investment Bank 12.00%, 05/12/2022	$3,677,943
MXN	22,900,000	International Finance Corp. 0.00%, 02/22/2038(11)	290,645

			6,379,398

		Thailand - 0.2%
THB	212,815,000	Thailand Government Bond 1.60%, 06/17/2035	6,379,093

		Tunisia - 0.0%
		Banque Centrale de Tunisie International Bond
	$540,000	5.75%, 01/30/2025(6)	505,656
EUR	100,000	6.75%, 10/31/2023(1)	116,592

			622,248

		Turkey - 0.8%
		Istanbul Metropolitan Municipality
	$425,000	6.38%, 12/09/2025(1)	412,250
	200,000	6.38%, 12/09/2025(6)	194,000
		Turkey Government International Bond
	215,000	3.25%, 03/23/2023	210,934
	555,000	4.75%, 01/26/2026	533,808
	2,400,000	4.88%, 10/09/2026	2,292,000
	3,790,000	4.88%, 04/16/2043	2,918,603
	5,246,000	5.13%, 02/17/2028	4,930,715
	9,240,000	5.75%, 05/11/2047	7,601,452
	565,000	5.88%, 06/26/2031	529,140
	775,000	5.95%, 01/15/2031	730,949
	510,000	6.00%, 03/25/2027	506,981
		Turkey Government International Bond
	1,575,000	6.00%, 01/14/2041	1,378,062

			22,238,894

		Ukraine - 0.5%
		Ukraine Government International Bond
	1,915,000	6.88%, 05/21/2029(1)	1,915,766
	1,810,000	7.25%, 03/15/2033(1)	1,810,000
	1,260,000	7.25%, 03/15/2033(6)	1,260,000
	1,715,000	7.38%, 09/25/2032(6)	1,732,150
	620,000	7.75%, 09/01/2022(6)	647,900
	865,000	7.75%, 09/01/2024(6)	927,713
	2,325,000	7.75%, 09/01/2026(6)	2,503,327
	1,700,000	7.75%, 09/01/2027(6)	1,822,434

			12,619,290

		United Arab Emirates - 0.4%
	12,205,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(6)	11,243,612
	400,000	Finance Department Government of Sharjah 4.38%, 03/10/2051(1)	366,160

			11,609,772

		Venezuela - 0.0%
		Venezuela Government International Bond
	1,224,000	7.75%, 10/13/2019(6)(12)	119,340
	380,000	9.00%, 05/07/2023(6)(12)	38,950
	800,000	9.25%, 05/07/2028(6)(12)	81,600
	1,355,300	12.75%, 08/23/2022(6)(12)	140,951

			380,841

		Total Foreign Government Obligations (cost $559,672,867)	$551,899,094

MUNICIPAL BONDS - 0.5%
		Education - 0.2%
		Chicago, IL, Board of Education, GO
	630,000	5.18%, 12/01/2021	$644,825
	380,000	6.04%, 12/01/2029	441,674
	2,870,000	6.14%, 12/01/2039	3,364,509
	660,000	6.32%, 11/01/2029	791,761

			5,242,769

Shares or Principal Amount			Market Value†

MUNICIPAL BONDS - 0.5% - (continued)
		General - 0.0%
	$665,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$918,595

		General Obligation - 0.0%
		State of Illinois, GO
	523,309	4.95%, 06/01/2023(7)	542,991
	70,000	5.00%, 01/01/2023	73,701

			616,692

		Nursing Homes - 0.1%
	2,000,000	Seminole County, FL, Industrial Dev Auth 6.00%, 11/15/2025	1,991,745

		Transportation - 0.2%
	1,150,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	1,217,702
		Metropolitan Transportation Auth, NY, Rev
	1,150,000	5.00%, 11/15/2050	1,407,031
	1,195,000	5.18%, 11/15/2049	1,507,820

			4,132,553

		Total Municipal Bonds (cost $11,845,786)	$12,902,354

SENIOR FLOATING RATE INTERESTS - 19.7%(15)
		Advertising - 0.1%
	1,393,775	Clear Channel Outdoor Holdings, Inc. 3.69%, 08/21/2026, 3 mo. USD LIBOR + 3.500%	$1,348,868
	2,280,000	E2open LLC 4.00%, 10/29/2027, 3 mo. USD LIBOR + 3.500%	2,273,593

			3,622,461

		Aerospace/Defense - 0.5%
	1,765,000	First Brands 9.50%, 03/22/2028, 3 mo. USD LIBOR + 8.500%	1,756,175
	5,221,913	Great Outdoors Group LLC 5.00%, 03/06/2028, 6 mo. USD LIBOR + 4.250%	5,239,876
	533,663	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	537,665
		TransDigm, Inc.
	2,012,869	2.36%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	1,986,943
	1,340,481	2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	1,323,122
	2,850,931	Tronox Finance LLC 2.66%, 03/13/2028, 3 mo. USD LIBOR + 2.250%	2,822,935
	1,010,000	Watlow Electric Manufacturing Co. 0.00%, 03/02/2028(16)	1,008,737

			14,675,453

		Airlines - 0.3%
	2,355,000	AAdvantage Loyalty IP Ltd. 0.00%, 04/20/2028(16)	2,419,762
	1,361,206	JetBlue Airways Corp. 6.25%, 06/17/2024, 3 mo. USD LIBOR + 5.250%	1,396,203
	685,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	730,505
	1,880,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,973,304
	1,910,912	WestJet Airlines Ltd. 4.00%, 12/11/2026, 6 mo. USD LIBOR + 3.000%	1,845,827

			8,365,601

		Apparel - 0.1%
	2,430,000	Birkenstock GmbH & Co. KG 0.00%, 04/26/2028(16)	2,422,418

		Asset-Backed - Finance & Insurance - 0.2%
EUR	1,290,000	Bellis Acquisition Co. plc 2.75%, 02/12/2026, 6 mo. EURIBOR + 2.750%	1,547,304
	$245,109	Evertec Group LLC 3.61%, 11/27/2024, 1 mo. USD LIBOR + 3.500%	244,496

The accompanying notes are an integral part of these financial statements.

108

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Asset-Backed - Finance & Insurance - 0.2% - (continued)
		HighTower Holdings LLC
	$1,796,000	0.00%, 04/30/2028(16)	$1,793,755
	449,000	0.00%, 04/30/2028(16)(17)	448,439
	1,105,000	PAI Holdco, Inc. 4.50%, 10/28/2027, 3 mo. USD LIBOR + 3.750%	1,102,933

			5,136,927

		Auto Manufacturers - 0.0%
	1,276,614	Navistar International Corp. 3.61%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	1,275,019

		Auto Parts & Equipment - 0.4%
	1,580,000	Adient U.S. LLC 0.00%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(16)	1,577,630
	200,388	AL Alpine U.S. Bidco, Inc. 3.20%, 10/31/2025, 3 mo. USD LIBOR + 3.000%	194,376
	1,309,038	Altra Industrial Motion Corp. 2.11%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	1,300,451
		Clarios Global L.P.
EUR	2,841,252	3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	3,387,542
	$2,225,868	3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	2,201,383
	813,529	First Brands 6.00%, 03/30/2027, 3 mo. USD LIBOR + 5.000%	816,921
	690,000	Truck Hero, Inc. 4.50%, 01/31/2028, 1 mo. USD LIBOR + 3.750%	688,199

			10,166,502

		Beverages - 0.2%
	406,700	Sunshine Investments B.V. 3.20%, 03/28/2025, 3 mo. USD LIBOR + 3.000%	404,495
	4,451,235	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	4,449,143

			4,853,638

		Chemicals - 0.4%
	995,182	Axalta Coating Systems U.S. Holdings, Inc. 1.95%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	988,345
EUR	3,345,920	CeramTec AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	3,929,266
	$1,608,668	Element Solutions, Inc. 2.11%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	1,601,124
	618,975	Hexion, Inc. 3.71%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	617,687
	640,000	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 3 mo. USD LIBOR + 2.750%	636,800
	282,750	LTI Holdings, Inc. 3.61%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	278,155
	2,032,387	Starfruit Finco B.V 2.87%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	2,006,982
	244,502	Univar, Inc. 2.36%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	243,891
	229,126	WR Grace & Co. 1.95%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	227,407

			10,529,657

		Commercial Services - 2.2%
		AlixPartners LLP
	4,240,000	3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	4,219,478
EUR	700,000	3.25%, 02/04/2028, 3 mo. EURIBOR + 3.250%	839,606
		Amentum Government Services Holdings LLC
	$521,063	3.61%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	516,894
	4,000,000	5.50%, 01/29/2027, 3 mo. USD LIBOR + 4.750%	4,006,680
	3,205,893	APX Group, Inc. 5.11%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	3,205,893
	231,600	Ascend Learning LLC 4.00%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	230,924

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Commercial Services - 2.2% - (continued)
		AVSC Holding Corp.
	$983,317	4.50%, 03/03/2025, 3 mo. USD LIBOR + 3.500%	$885,909
	1,638,474	6.50%, 10/15/2026, 3 mo. USD LIBOR + 5.500%	1,504,660
	835,675	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	827,845
EUR	6,105,000	Biogroup-LCD 0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(16)	7,293,274
	$3,352,530	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	3,306,902
	1,317,507	BrightView Landscapes LLC 2.63%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	1,310,919
	710,230	Ceridian HCM Holding, Inc. 2.59%, 04/30/2025, 1 mo. USD LIBOR + 2.500%	698,021
		Deerfield Dakota Holding LLC
	4,177,741	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	4,182,963
EUR	2,208,313	5.00%, 04/09/2027, 1 mo. EURIBOR + 4.000%	2,659,085
	$7,359,768	Dun & Bradstreet Corp. 3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	7,316,051
	551,054	Fly Funding S.a.r.l. 1.95%, 08/11/2025, 3 mo. USD LIBOR + 1.750%	540,033
	2,757,000	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	2,757,000
	443,250	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	436,601
EUR	640,000	LGC Group Holdings Ltd. 2.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	759,345
	$2,477,097	Quikrete Holdings, Inc. 2.61%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	2,451,286
EUR	231,666	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	277,080
	$760,967	Trans Union LLC 1.86%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	755,047
	316,000	U.S. Ecology Holdings, Inc. 2.61%, 11/01/2026, 1 mo. USD LIBOR + 2.500%	315,804
		Verisure Holding AB
EUR	5,045,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(16)	6,042,604
	1,650,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	1,977,602

			59,317,506

		Construction Materials - 0.4%
		Cornerstone Building Brands, Inc.
	$3,131,300	0.00%, 04/12/2028(16)	3,099,987
	2,496,260	3.86%, 04/12/2025, 1 mo. USD LIBOR + 3.750%	2,471,297
	257,713	Hamilton Holdco LLC 2.21%, 01/02/2027, 3 mo. USD LIBOR + 2.000%	254,705
	643,350	Summit Materials LLC 2.11%, 11/21/2024, 1 mo. USD LIBOR + 2.000%	640,668
		Tecta America Corp.
	3,370,000	0.00%, 04/01/2028(16)	3,344,725
	1,120,000	0.00%, 04/01/2029(16)	1,108,800

			10,920,182

		Distribution/Wholesale - 0.2%
	1,508,828	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	1,495,249
		SRS Distribution, Inc.
	2,477,134	3.11%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	2,439,630
	349,675	4.36%, 05/23/2025, 1 mo. USD LIBOR + 4.250%	348,801

			4,283,680

		Diversified Financial Services - 0.3%
	1,581,305	Aretec Group, Inc. 4.36%, 10/01/2025, 1 mo. USD LIBOR + 4.250%	1,574,062
	900,000	Blackhawk Network Holdings, Inc. 7.13%, 06/15/2026, 1 mo. USD LIBOR + 7.000%	891,000

The accompanying notes are an integral part of these financial statements.

109

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Diversified Financial Services - 0.3% - (continued)
	$2,440,227	Crown Finance U.S., Inc. 2.70%, 02/28/2025, 6 mo. USD LIBOR + 2.500%	$2,090,103
		GreenSky Holdings LLC
	828,184	3.38%, 03/31/2025, 1 mo. USD LIBOR + 3.250%	797,127
	1,042,125	5.50%, 03/29/2025, 1 mo. USD LIBOR + 4.500%	1,031,704
	171,500	Minotaur Acquisition, Inc. 5.11%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	171,243
EUR	379,236	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	454,956
	$1,464,717	Russell Investments U.S. Inst’l Holdco, Inc. 4.50%, 05/30/2025, 6 mo. USD LIBOR + 3.000%	1,448,239

			8,458,434

		Electric - 0.1%
	1,461,338	ExGen Renewables LLC 3.75%, 12/15/2027, 3 mo. USD LIBOR + 2.750%	1,460,972

		Electrical Components & Equipment - 0.2%
	2,011,630	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	1,987,491
	1,162,088	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	1,155,696
	1,125,000	Virgin Media Bristol LLC 2.62%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	1,115,156
EUR	700,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 6 mo. EURIBOR + 2.500%	836,315

			5,094,658

		Energy - Alternate Sources - 0.1%
	$743,327	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	727,004
	1,043,779	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	1,032,600

			1,759,604

		Engineering & Construction - 0.2%
	2,855,000	ADMI Corp. 3.25%, 12/23/2027, 1 mo. USD LIBOR + 2.750%	2,829,419
	2,305,621	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	2,239,750

			5,069,169

		Entertainment - 0.3%
	1,139,275	Banijay Entertainment S.A.S 3.86%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,131,209
	364,381	Crown Finance U.S., Inc. 0.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%(16)	456,519
		Motion Finco S.a.r.l.
EUR	335,000	3.00%, 11/12/2026, 3 mo. EURIBOR + 3.000%	388,113
	$57,358	3.45%, 11/12/2026, 3 mo. USD LIBOR + 3.250%	55,306
	2,656,410	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	2,616,059
	2,487,060	SeaWorld Parks & Entertainment, Inc. 3.75%, 03/31/2024, 1 mo. USD LIBOR + 3.000%	2,455,972

			7,103,178

		Environmental Control - 0.0%
EUR	247,665	Fluidra S.A. 2.00%, 07/02/2025, 1 mo. EURIBOR + 2.000%	297,681

		Food - 0.5%
	$2,239,258	B&G Foods, Inc. 2.61%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	2,234,601
		Froneri International Ltd.
	2,458,863	2.36%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	2,421,070

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Food - 0.5% - (continued)
EUR	1,270,000	2.63%, 01/29/2027, 6 mo. EURIBOR + 2.625%	$1,509,970
	$2,294,200	Hostess Brands LLC 3.00%, 08/03/2025, 3 mo. USD LIBOR + 2.250%	2,282,729
	823,752	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	828,901
	764,698	Simply Good Foods USA, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	766,036
		U.S. Foods, Inc.
	1,855,406	1.86%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	1,833,216
	1,150,012	2.11%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	1,126,529
	1,446,375	UTZ Quality Foods LLC 3.11%, 01/20/2028, 1 mo. USD LIBOR + 3.000%	1,444,567

			14,447,619

		Food Service - 0.2%
		8th Avenue Food & Provisions, Inc.
	219,938	3.61%, 10/01/2025, 1 mo. USD LIBOR + 3.500%	219,480
	135,000	7.86%, 10/01/2026, 1 mo. USD LIBOR + 7.750%	133,650
		Aramark Services, Inc.
	928,502	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	915,076
	485,100	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	477,523
	1,434,816	CHG PPC Parent LLC 2.86%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	1,416,881
	2,550,000	Welbilt, Inc. 2.61%, 10/23/2025, 1 mo. USD LIBOR + 2.500%	2,518,125

			5,680,735

		Gas - 0.0%
		Messer Industries GmbH
EUR	76,852	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	92,107
	$622,393	2.70%, 03/01/2026, 3 mo. USD LIBOR + 2.250%	615,547

			707,654

		Hand/Machine Tools - 0.1%
	3,766,075	White Cap Buyer LLC 4.50%, 10/19/2027, 3 mo. USD LIBOR + 4.000%	3,763,326

		Healthcare - Products - 0.3%
		Avantor Funding, Inc.
	77,548	3.00%, 11/21/2024, 1 mo. USD LIBOR + 2.000%	77,432
	4,548,600	3.25%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	4,547,463
EUR	685,000	Jazz Financing Lux S.a.r.l. 0.00%, 04/21/2028(16)	824,570
	$421,250	Lifescan Global Corp. 6.20%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	412,450
	297,750	Surf Holdings LLC 3.68%, 03/05/2027, 3 mo. USD LIBOR + 3.500%	294,705
	2,605,000	WW International, Inc. 0.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(16)	2,603,046

			8,759,666

		Healthcare - Services - 1.4%
	1,790,064	Agiliti Health, Inc. 3.50%, 01/04/2026, 1 mo. USD LIBOR + 2.750%	1,776,639
		Cano Health LLC
	702,672	4.82%, 11/19/2027, 6 mo. USD LIBOR + 4.750%(17)	701,793
	1,922,510	5.50%, 11/19/2027, 3 mo. USD LIBOR + 4.750%	1,920,107
	1,058,718	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	1,058,274
	2,262,898	CPI Holdco LLC 4.11%, 11/04/2026, 1 mo. USD LIBOR + 4.000%	2,262,898
	1,225,626	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%	1,217,451

The accompanying notes are an integral part of these financial statements.

110

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Healthcare - Services - 1.4% - (continued)
	$112,164	DuPage Medical Group Ltd. 4.00%, 03/12/2028, 3 mo. USD LIBOR + 3.250%	$111,696
EUR	1,180,000	Elsan SAS 0.00%, 02/05/2028(16)	1,416,214
	$548,175	Emerald TopCo, Inc. 3.61%, 07/24/2026, 3 mo. USD LIBOR + 3.500%	542,830
	1,718,797	Ensemble RCM LLC 3.94%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	1,713,572
	581,613	Envision Healthcare Corp. 3.86%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	486,467
	538,643	eResearchTechnology, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 4.500%(16)	539,543
	2,017,568	EyeCare Partners LLC 3.86%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	1,990,594
	2,354,469	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	2,347,594
	1,430,000	Insulet Corp. 0.00%, 04/29/2028(16)	1,431,787
		MED ParentCo L.P.
	1,674,924	4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	1,667,885
	252,217	4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(17)	250,893
	2,931,231	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	2,914,757
	3,125,000	Organon & Co. 0.00%, 04/07/2028, 1 mo. USD LIBOR + 3.000%(16)	3,115,875
	$1,090,000	Packaging Coordinators Midco, Inc. 4.50%, 11/30/2027, 3 mo. USD LIBOR + 3.750%	1,089,324
	1,455,877	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	1,446,167
	1,100,000	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	1,097,250
	247,988	Sound Inpatient Physicians Holdings LLC 2.86%, 06/27/2025, 1 mo. USD LIBOR + 2.750%	246,438
		Surgery Center Holdings, Inc.
	1,040,000	0.00%, 08/31/2026(16)	1,035,611
	4,489,033	4.25%, 09/03/2024, 1 mo. USD LIBOR + 3.750%	4,470,089

			36,851,748

		Holding Companies - Diversified - 0.0%
	150,000	Belfor Holdings, Inc. 0.00%, 04/06/2026, 3 mo. USD LIBOR + 4.000%(16)	150,141

		Home Builders - 0.1%
	2,181,387	Wilsonart LLC 4.50%, 12/19/2026, 3 mo. USD LIBOR + 3.500%	2,176,980

		Household Products - 0.2%
	4,150,336	Diamond (BC) B.V. 3.19%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	4,129,584
EUR	685,766	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	821,758
	$205,325	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 3 mo. USD LIBOR + 3.500%	104,921

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
	Household Products - 0.2% - (continued)
$395,298	Reynolds Consumer Products LLC 1.86%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	$392,927
1,326,675	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	1,325,428

		6,774,618

	Housewares - 0.1%
2,992,640	Hayward Industries, Inc. 3.61%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	2,987,972

	Insurance - 1.1%
4,978,346	Acrisure LLC 3.70%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	4,895,357
	Alliant Holdings Intermediate LLC
1,130,000	0.00%, 10/08/2027(16)	1,128,746
1,168,990	3.36%, 05/09/2025, 1 mo. USD LIBOR + 3.250%	1,153,582
	Asurion LLC
1,421,368	3.11%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,417,516
512,400	3.11%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	509,197
1,825,671	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	1,812,271
2,630,000	3.36%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	2,609,723
1,440,000	5.36%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	1,459,800
618,450	Camelot U.S. Acquisition 1 Co. 4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	618,450
	Hub International Ltd.
2,710,665	3.18%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	2,673,149
3,881,592	4.00%, 04/25/2025, 3 mo. USD LIBOR + 3.250%	3,875,537
1,001,348	Hyperion Insurance Group Ltd. 4.75%, 11/12/2027, 1 mo. USD LIBOR + 3.750%	1,000,096
714,038	NFP Corp. 3.36%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	703,427
991,334	Ryan Specialty Group LLC 3.75%, 09/01/2027, 1 mo. USD LIBOR + 3.000%	988,856
	Sedgwick Claims Management Services, Inc.
2,532,808	3.36%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	2,495,145
1,650,824	3.86%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	1,641,250
516,100	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	516,208

		29,498,310

	IT Services - 0.2%
3,870,000	Endure Digital, Inc. 4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	3,828,901
1,973,783	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	1,970,486
485,100	VS Buyer LLC 3.11%, 02/28/2027, 1 mo. USD LIBOR + 3.000%	480,855

		6,280,242

The accompanying notes are an integral part of these financial statements.

111

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Leisure Time - 0.7%
		Caesars Resort Collection LLC
	$2,470,758	2.86%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	$2,442,023
	2,218,850	4.61%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	2,223,931
	798,963	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	821,933
	3,455,843	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	3,432,378
	1,164,976	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	1,154,293
	1,780,538	IRB Holding Corp. 4.25%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	1,775,534
	2,325,000	Jazz Financing Lux S.a.r.l. 0.00%, 04/21/2028, 1 mo. USD LIBOR + 3.500%(16)	2,329,836
	2,218,938	Penn National Gaming, Inc. 3.00%, 10/15/2025, 1 mo. USD LIBOR + 2.250%	2,206,467
	552,659	SRAM LLC 3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	551,626
	2,302,400	UFC Holdings LLC 3.75%, 04/29/2026, 6 mo. USD LIBOR + 3.000%	2,292,684

			19,230,705

		Lodging - 0.1%
	2,176,985	Boyd Gaming Corp. 2.34%, 09/15/2023, 1 mo. USD LIBOR + 2.250%	2,172,218
	932,077	CityCenter Holdings LLC 3.00%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	920,892

			3,093,110

		Machinery - Construction & Mining - 0.1%
	2,000,000	Brown Group Holding LLC 0.00%, 04/27/2028(16)	1,989,380
EUR	1,360,000	Concorde Midco Ltd. 0.00%, 03/01/2028(16)	1,634,651
	407,433	Pro Mach Group, Inc. 4.50%, 03/07/2025, 3 mo. USD LIBOR + 3.500%	406,414

			4,030,445

		Machinery - Diversified - 0.1%
	$620,313	Gardner Denver, Inc. 2.86%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	618,892
	354,050	Pro Mach Group, Inc. 2.86%, 03/07/2025, 1 mo. USD LIBOR + 2.750%	347,624
EUR	310,000	Vertical Midco GmbH 4.25%, 07/29/2027, 6 mo. EURIBOR + 4.250%	374,210

			1,340,726

		Media - 2.1%
		Adevinta ASA
	1,335,000	0.00%, 04/20/2028, 3 mo. EURIBOR + 3.250%(16)	1,605,132
	$365,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.750%(16)	364,431
	1,650,863	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	1,649,657
		Altice Financing S.A.
EUR	125,450	2.75%, 01/31/2026, 3 mo. EURIBOR + 2.750%	148,300

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Media - 2.1% - (continued)
	$776,825	2.95%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	$760,123
EUR	875,000	Banijay Entertainment S.A.S 3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	1,050,759
	$4,175,000	Cable One, Inc. 0.00%, 05/03/2028(16)	4,169,781
	929,415	Charter Communications Operating LLC 1.87%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	924,619
		CSC Holdings LLC
	244,898	2.37%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	241,844
	1,804,082	2.62%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,792,049
		E.W. Scripps Co.
	1,999,801	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	1,986,982
	1,281,788	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	1,278,788
	637,263	Entravision Communications Corp. 2.86%, 11/29/2024, 1 mo. USD LIBOR + 2.750%	628,233
	1,849,643	Gray Television, Inc. 2.62%, 01/02/2026, 1 mo. USD LIBOR + 2.500%	1,836,029
	1,144,172	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	1,142,124
	2,625,000	J&J Ventures Gaming LLC 0.00%, 04/07/2028(16)	2,618,437
		MH Sub LLC
	1,810,108	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	1,807,845
	545,000	6.36%, 02/12/2029, 1 mo. USD LIBOR + 6.250%	549,769
	1,823,384	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	1,820,339
	795,943	NASCAR Holdings, Inc. 2.86%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	790,084
	210,000	NEP Group, Inc. 7.11%, 10/19/2026, 1 mo. USD LIBOR + 7.000%	191,701
	5,557,942	NEP/NCP Holdco, Inc. 3.36%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	5,385,646
	2,118,574	Nexstar Broadcasting, Inc. 2.62%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	2,107,727
		Nielsen Finance LLC
EUR	614,147	3.75%, 06/04/2025, 1 mo. EURIBOR + 3.750%	739,834
	$168,245	4.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	168,442
	767,173	Numericable Group S.A. 2.94%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	750,549
	360,435	Shutterfly, Inc. 7.00%, 09/25/2026, 3 mo. USD LIBOR + 6.000%	361,135
		UPC Broadband Holding B.V.
EUR	1,375,000	0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(16)	1,648,779
	805,000	3.50%, 01/31/2029, 6 mo. EURIBOR + 3.500%	965,285

The accompanying notes are an integral part of these financial statements.

112

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Media - 2.1% - (continued)
	$3,688,462	3.61%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	$3,655,044
	3,980,000	UPC Financing Partnership 0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(16)	3,943,941
	2,795,968	Vertical U.S. Newco, Inc. 4.48%, 07/30/2027, 6 mo. USD LIBOR + 4.250%	2,799,463
		Virgin Media Bristol LLC
	1,010,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(16)	1,007,727
EUR	1,515,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(16)	1,820,279
	$3,351,109	William Morris Endeavor Entertainment LLC 2.90%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	3,269,443
EUR	785,000	Ziggo B.V. 3.00%, 01/31/2029, 6 mo. EURIBOR + 3.000%	937,528
	$1,100,000	Ziggo Financing Partnership 2.62%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,087,933

			58,005,781

		Metal Fabricate/Hardware - 0.1%
	694,750	Cardtronics USA, Inc. 5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	694,055
	881,676	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	876,826
	867,129	Rexnord LLC 1.86%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	865,733

			2,436,614

		Miscellaneous Manufacturing - 0.3%
	2,774,211	Core & Main L.P. 3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	2,762,892
	1,944,131	Ingersoll-Rand Services Co. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,917,399
	764,407	Momentive Performance Materials USA LLC 3.37%, 05/15/2024, 1 mo. USD LIBOR + 3.250%	755,173
	441,317	Tamko Building Products LLC 3.11%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	437,456
	2,512,355	USI, Inc. 3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	2,484,091

			8,357,011

		Oil & Gas - 0.1%
		BCP Raptor LLC
	225,958	4.86%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	221,016
	264,686	5.25%, 06/24/2024, 1 mo. USD LIBOR + 4.250%	261,708
	465,309	Buckeye Partners, L.P. 2.36%, 11/01/2026, 3 mo. USD LIBOR + 2.250%	463,234
	1,155,647	NorthRiver Midstream Finance L.P. 3.45%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	1,136,383
	89,230	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 2.500%(12)(16)	1,115

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
	Oil & Gas - 0.1% - (continued)
$908,489	PowerTeam Services LLC 4.25%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	$900,258
363,023	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	362,682

		3,346,396

	Oil & Gas Services - 0.1%
353,694	Lower Cadence Holdings LLC 4.11%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	347,946
2,141,900	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,133,868

		2,481,814

	Packaging & Containers - 0.8%
	Berlin Packaging LLC
3,216,214	3.12%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	3,168,485
3,000,000	3.75%, 03/05/2028, 3 mo. USD LIBOR + 3.250%	2,967,180
982,538	Berry Global, Inc. 1.86%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	973,636
1,125,000	BWAY Holding Co. 0.00%, 04/03/2024, 3 mo. USD LIBOR + 3.250%(16)	1,085,625
	Flex Acquisition Co., Inc.
1,015,204	3.45%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	998,839
2,753,718	4.00%, 02/23/2028, 3 mo. USD LIBOR + 3.500%	2,722,353
1,600,000	NIC Acquisition Corp. 4.50%, 12/29/2027, 6 mo. USD LIBOR + 3.750%	1,599,008
	Pregis TopCo Corp.
404,875	3.86%, 07/31/2026, 1 mo. USD LIBOR + 3.750%	403,106
900,000	5.00%, 08/01/2026, 1 mo. USD LIBOR + 4.250%	902,250
3,031,440	Proampac PG Borrower LLC 5.00%, 11/03/2025, 3 mo. USD LIBOR + 4.000%	3,035,896
475,482	Reynolds Group Holdings, Inc. 2.86%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	474,227
	TricorBraun Holdings, Inc.
616,985	1.70%, 03/03/2028, 3 mo. USD LIBOR + 3.250%(17)	610,729
2,743,015	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	2,715,200

		21,656,534

	Pharmaceuticals - 0.3%
	Bausch Health Cos., Inc.
588,360	2.86%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	586,525
1,707,941	3.11%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	1,704,627
2,979,643	Elanco Animal Health, Inc. 1.87%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	2,936,557
802,091	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/27/2028, 1 mo. USD LIBOR + 5.000%	780,033

The accompanying notes are an integral part of these financial statements.

113

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Pharmaceuticals - 0.3% - (continued)
	$2,160,000	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	$2,151,900

			8,159,642

		Real Estate - 0.1%
	244,987	Belron Finance U.S. LLC 2.50%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	243,456
EUR	1,180,000	Boels Topholding B.V. 4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	1,421,066
	$436,423	Motion Finco Sarl 3.45%, 11/12/2026, 3 mo. USD LIBOR + 3.250%	420,808
	1,881,591	VICI Properties LLC 1.86%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	1,861,006

			3,946,336

		REITS - 0.0%
	159,563	Iron Mountain, Inc. 1.86%, 01/02/2026, 1 mo. USD LIBOR + 1.750%	157,568

		Retail - 1.3%
	1,339,222	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,317,245
		Beacon Roofing Supply, Inc.
	1,999,400	0.00%, 04/23/2028, 1 mo. USD LIBOR + 2.500%(16)	1,991,902
	1,526,785	2.36%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	1,519,792
	1,425,000	Belron Finance U.S. LLC 0.00%, 04/13/2028(16)	1,417,875
EUR	855,000	Blitz GmbH 0.00%, 02/12/2028, 1 mo. USD LIBOR + 3.500%(16)	1,025,487
	$282,150	Buzz Merger Sub Ltd. 2.86%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	280,034
	174,568	Coty, Inc. 2.36%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	167,040
		EG Group Ltd.
	2,400,000	0.00%, 03/10/2026(16)	2,382,000
EUR	1,715,000	0.00%, 04/10/2027(16)	2,030,064
	$3,410,000	Foundation Building Materials Holding Co. LLC 3.75%, 02/03/2028, 3 mo. USD LIBOR + 3.250%	3,379,446
	2,450,483	Harbor Freight Tools USA, Inc. 3.75%, 10/19/2027, 1 mo. USD LIBOR + 3.000%	2,447,665
	738,579	IRB Holding Corp. 3.75%, 02/05/2025, 6 mo. USD LIBOR + 2.750%	732,655
		LBM Acquisition LLC
	362,393	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(16)(17)	361,386
	1,630,769	4.50%, 12/17/2027, 3 mo. USD LIBOR + 3.750%	1,626,236
	2,304,225	Les Schwab Tire Centers 4.25%, 11/02/2027, 6 mo. USD LIBOR + 3.500%	2,302,313
	3,285,000	Michaels Cos., Inc. 0.00%, 04/15/2028(16)	3,269,265
EUR	1,250,000	Peer Holding B.V. 3.25%, 03/08/2025, 6 mo. EURIBOR + 3.250%	1,498,334
	$1,710,000	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	1,699,073

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
	Retail - 1.3% - (continued)
$2,765,000	PetSmart, Inc. 4.50%, 02/12/2028, 3 mo. USD LIBOR + 3.750%	$2,770,530
1,152,700	Rodan & Fields LLC 4.12%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	929,364
1,880,361	Staples, Inc. 5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	1,836,643

		34,984,349

	Software - 2.2%
795,000	Athenahealth, Inc. 4.45%, 02/11/2026, 3 mo. USD LIBOR + 4.250%	796,988
1,987,119	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	1,987,298
2,506,130	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 3 mo. USD LIBOR + 2.500%	2,502,146
	DCert Buyer, Inc.
3,605,000	0.00%, 02/16/2029(16)	3,618,519
2,973,115	4.11%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	2,968,566
	Epicor Software Corp.
1,972,034	4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	1,967,991
400,000	8.75%, 07/31/2028, 1 mo. USD LIBOR + 7.750%	410,000
2,517,383	EVO Payments International LLC 3.37%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	2,507,314
604,591	Finastra USA, Inc. 4.50%, 06/13/2024, 6 mo. USD LIBOR + 3.500%	593,635
2,100,000	Fleetcor Technologies Operating Co. LLC 0.00%, 04/28/2028, 1 mo. USD LIBOR + 1.750%(16)	2,089,500
	Go Daddy Operating Co. LLC
1,731,231	1.86%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,716,515
1,260,475	2.11%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	1,251,475
	Hyland Software, Inc.
288,000	0.00%, 07/07/2025(16)	289,679
3,588,763	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	3,589,876
2,200,000	Ingram Micro, Inc. 0.00%, 03/31/2028(16)	2,200,000
123,562	MA Finance Co. LLC 2.86%, 06/21/2024, 1 mo. USD LIBOR + 2.750%	121,901
1,010,982	McAfee LLC 3.86%, 09/30/2024, 1 mo. USD LIBOR + 3.750%	1,010,224
1,189,845	Navicure, Inc. 4.11%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	1,183,896
	Peraton Holding Corp.
1,527,217	4.50%, 02/01/2028(17)	1,525,308
867,783	4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	866,698
2,350,000	Playtika Holding Corp. 0.00%, 03/13/2028(16)	2,336,487
100,000	Press Ganey Holdings, Inc. 0.00%, 07/24/2026(16)	99,792
380,250	Quest Software U.S. Holdings, Inc. 4.44%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	379,360

The accompanying notes are an integral part of these financial statements.

114

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Software - 2.2% - (continued)
	$2,975,000	RealPage, Inc. 0.00%, 04/24/2028(16)	$2,959,768
	834,443	Seattle Spinco, Inc. 2.86%, 06/21/2024, 1 mo. USD LIBOR + 2.750%	823,228
	1,650,000	Signal Parent, Inc. 0.00%, 03/25/2028(16)	1,632,477
	492,433	SS&C European Holdings S.a.r.l. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	486,327
	2,210,197	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	2,183,672
		Ultimate Software Group, Inc.
	2,164,634	3.86%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	2,164,418
	1,483,008	4.00%, 05/04/2026, 3 mo. USD LIBOR + 3.250%	1,483,468
	602,799	Verscend Holding Corp. 4.11%, 08/27/2025, 3 mo. USD LIBOR + 4.000%	602,233
	2,780,000	WEX, Inc. 0.00%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(16)	2,767,407
	7,874,315	Zelis Healthcare Corp. 3.62%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	7,825,100

			58,941,266

		Telecommunications - 0.5%
	1,049,887	Altice France S.A. 3.87%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,040,438
	556,924	Consolidated Communications, Inc. 4.25%, 10/02/2027, 1 mo. USD LIBOR + 3.500%	555,531
		Frontier Communications Corp.
	131,945	0.00%, 10/08/2027(16)	131,395
	118,055	0.00%, 10/08/2027(16)(17)	117,563
	1,800,000	4.50%, 10/08/2021, 1 mo. USD LIBOR + 3.750%	1,792,494
	472,259	Level 3 Financing, Inc. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	466,356
EUR	1,836,915	Lorca Finco plc 4.25%, 09/17/2027, 6 mo. EURIBOR + 4.250%	2,208,430
	$1,985,000	Panther Commercial Holdings L.P. 0.00%, 01/07/2028(16)	1,981,685
	1,500,000	Telenet Financing USD LLC 2.12%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	1,479,375
	730,882	Univision Communications, Inc. 3.75%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	728,244
	984,564	Zacapa LLC 4.70%, 07/02/2025, 3 mo. USD LIBOR + 4.500%	986,001
	988,776	Zayo Group Holdings, Inc. 3.11%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	978,226

			12,465,738

		Textiles - 0.0%
		ASP Unifrax Holdings, Inc.
	832,957	3.95%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	788,486
	125,000	8.68%, 12/14/2026, 3 mo. USD LIBOR + 8.500%	113,516

			902,002

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 19.7%(15) - (continued)
		Transportation - 0.4%
EUR	1,235,000	Boluda Corp. Maritima S.L. 3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	$1,481,913
	$2,475,000	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 3 mo. USD LIBOR + 3.750%	2,468,045
	829,474	Dynasty Acquisition Co., Inc. 3.70%, 04/06/2026, 3 mo. USD LIBOR + 3.500%	805,204
	1,980,000	Genesee & Wyoming, Inc. 2.20%, 12/30/2026, 3 mo. USD LIBOR + 2.000%	1,971,684
	1,190,000	PODS LLC 0.00%, 03/31/2028(16)	1,184,264
	548,932	Savage Enterprises LLC 3.12%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	547,906
	2,680,000	United Airlines, Inc. 0.00%, 04/21/2028, 1 mo. USD LIBOR + 3.750%(16)	2,709,667

			11,168,683

		Total Senior Floating Rate Interests (cost $533,548,877)	$537,596,471

U.S. GOVERNMENT AGENCIES - 9.0%
		Mortgage-Backed Agencies - 9.0%
		FHLMC - 1.4%
	4,219	0.00%, 11/15/2036(11)(18)	$4,026
	12,243,145	1.21%, 06/25/2030(3)(5)	1,090,602
	3,958,427	1.25%, 01/25/2030(3)(5)	335,747
	2,242,392	1.82%, 04/25/2030(3)(5)	287,734
	2,658,480	1.93%, 11/25/2047(3)(5)	350,922
	4,759,080	2.02%, 10/25/2047(3)(5)	656,624
	3,345,000	2.08%, 09/25/2047(3)(5)	312,869
	1,150,193	2.09%, 09/25/2046(3)(5)	164,512
	1,890,000	2.17%, 08/25/2047(3)(5)	277,714
	3,870,000	2.23%, 05/25/2047(3)(5)	375,792
	2,605,748	2.32%, 05/25/2047(3)(5)	405,353
	3,000,000	2.61%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	2,981,236
	3,990,000	2.66%, 01/25/2051, SOFR30A + 2.650%(1)(2)	3,910,091
	8,884,675	2.76%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	9,068,704
	29,689	3.00%, 03/15/2033(5)	2,734
	1,955,000	3.52%, 06/25/2048(3)(5)	498,634
	5,164,449	3.71%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	5,151,488
	180,000	3.76%, 01/25/2051, SOFR30A + 3.750%(1)(2)	187,976
	51,301	4.00%, 07/15/2027(5)	2,588
	7,568,233	4.36%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	7,709,787
	86,185	4.50%, 03/15/2041	98,809
	5,274,685	4.61%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(2)	5,327,615
	79,738	4.75%, 07/15/2039	90,234
	7,476	5.50%, 08/15/2033	8,625
	26,072	6.50%, 07/15/2036	29,877
	275,000	7.76%, 01/25/2051, SOFR30A + 7.750%(1)(2)	304,795

			39,635,088

		FNMA - 0.0%
	$35,162	0.00%, 06/25/2036(11)(18)	33,009
	95,998	1.96%, 04/25/2055(3)(5)	5,239
	5,000	2.44%, 01/01/2023	5,117
	21,556	2.50%, 06/25/2028(5)	1,187
	129,599	3.00%, 01/25/2028(5)	7,981

The accompanying notes are an integral part of these financial statements.

115

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 9.0% - (continued)
	Mortgage-Backed Agencies - 9.0% - (continued)
	FNMA - 0.0% - (continued)
$28,308	3.16%, 12/01/2026	$30,998
22,932	3.24%, 12/01/2026	25,199
8,894	3.47%, 01/01/2024	9,530
46,315	3.50%, 05/25/2030(5)	4,238
22,191	3.67%, 08/01/2023	23,434
10,000	3.76%, 03/01/2024	10,846
14,501	3.86%, 12/01/2025	16,221
21,934	3.87%, 10/01/2025	24,463
32,277	3.89%, 05/01/2030	37,190
8,927	3.96%, 05/01/2034	10,361
22,402	4.00%, 03/25/2042(5)	2,235
13,113	4.50%, 07/25/2027(5)	713
6,037	5.48%, 05/25/2042(3)(5)	496
61,567	5.50%, 04/25/2035	70,250
18,494	5.50%, 04/25/2037	21,434
199,576	5.50%, 06/25/2042(5)	41,515

		381,656

	GNMA - 0.0%
20,930	4.00%, 05/16/2042(5)	2,624
50,079	5.00%, 10/16/2041(5)	8,518

		11,142

	UMBS - 7.6%
137,170,000	2.00%, 05/13/2051(19)	138,439,894
67,550,000	2.00%, 06/14/2051(19)	68,041,017

		206,480,911

	Total U.S. Government Agencies (cost $243,185,144)	$246,508,797

U.S. GOVERNMENT SECURITIES - 14.3%
	U.S. Treasury Securities - 14.3%
	U.S. Treasury Bonds - 2.0%
$1,631,561	1.00%, 02/15/2048(20)	$2,062,608
20,750,000	1.88%, 02/15/2041	19,725,469
12,270,000	1.88%, 02/15/2051	11,144,611
4,040,000	3.00%, 11/15/2044	4,594,080
920,000	3.13%, 02/15/2043	1,067,020
6,740,000	3.38%, 05/15/2044(21)	8,130,125
5,980,000	3.63%, 02/15/2044(21)(22)	7,489,950
610,000	3.75%, 11/15/2043	777,178

		54,991,041

	U.S. Treasury Notes - 12.3%
14,117,935	0.13%, 07/15/2030(20)	15,516,492
34,825,000	0.25%, 06/15/2023(21)	34,871,252
91,655,000	0.25%, 07/31/2025(21)(23)	90,000,913
5,747,914	0.38%, 01/15/2027(20)(21)	6,409,148
70,980,000	0.63%, 05/15/2030(21)	65,260,010
5,545,668	0.88%, 01/15/2029(20)(21)	6,434,563
1,395,115	1.00%, 02/15/2049(20)	1,774,666
26,200,000	1.13%, 02/15/2031(21)	25,004,625
6,544,000	2.63%, 02/15/2029(21)	7,125,803
28,525,000	2.88%, 05/31/2025(21)	31,121,221
36,775,000	2.88%, 08/15/2028	40,678,034
9,025,000	3.00%, 10/31/2025	9,929,968

		334,126,695

	Total U.S. Government Securities (cost $396,449,919)	$389,117,736

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 2.2%
		Airlines - 0.0%
	$204,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$222,870

		Auto Manufacturers - 0.1%
	3,553,000	Ford Motor Co. 0.00%, 03/15/2026(1)(11)	3,508,588

		Biotechnology - 0.1%
	1,685,000	Exact Sciences Corp. 0.38%, 03/15/2027	2,294,759
	453,000	Apellis Pharmaceuticals, Inc. 3.50%, 09/15/2026	707,269

			3,002,028

		Commercial Services - 0.3%
EUR	1,800,000	Nexi S.p.A. 1.75%, 04/24/2027(6)	2,543,497
	$2,693,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026(1)(11)	2,511,222
	2,677,000	Repay Holdings Corp. 0.00%, 02/01/2026(1)(11)	2,588,324
	741,000	Square, Inc. 0.13%, 03/01/2025	1,535,723

			9,178,766

		Energy - Alternate Sources - 0.1%
	786,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025(1)	1,015,512
	1,745,000	Enphase Energy, Inc. 0.00%, 03/01/2028(1)(11)	1,530,269

			2,545,781

		Engineering & Construction - 0.1%
EUR	200,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(6)	394,511
	$800,000	Vinci S.A. 0.38%, 02/16/2022(6)	930,000

			1,324,511

		Entertainment - 0.2%
	425,000	Penn National Gaming, Inc. 2.75%, 05/15/2026	1,641,562
	3,854,000	DraftKings, Inc. 0.00%, 03/15/2028(1)(11)	3,678,643

			5,320,205

		Healthcare - Products - 0.2%
	837,000	Insulet Corp. 0.38%, 09/01/2026	1,199,526
	1,319,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	1,518,565
	2,325,000	NuVasive, Inc. 0.38%, 03/15/2025	2,413,640

			5,131,731

		Internet - 0.1%
	885,000	Ctrip.com International Ltd. 1.99%, 07/01/2025	902,211
	2,593,000	Uber Technologies, Inc. 0.00%, 12/15/2025(1)(11)	2,720,127

			3,622,338

		Leisure Time - 0.1%
	1,406,000	Royal Caribbean Cruises Ltd. 4.25%, 06/15/2023(1)	1,973,321

		Machinery - Diversified - 0.2%
	4,408,000	Middleby Corp. 1.00%, 09/01/2025(1)	6,603,184

		Media - 0.0%
	1,025,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	1,078,526

		Oil & Gas - 0.1%
	1,640,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025(1)	2,487,880

		Pharmaceuticals - 0.3%
	1,608,000	GSK Finance No 3 plc 0.00%, 06/22/2023(1)(11)	1,719,555
	1,225,000	Aerie Pharmaceuticals, Inc. 1.50%, 10/01/2024	1,238,320
	2,380,000	DexCom, Inc. 0.25%, 11/15/2025(1)	2,380,000
	1,535,000	Coherus Biosciences, Inc. 1.50%, 04/15/2026	1,633,148

			6,971,023

		Real Estate Investment Trusts - 0.2%
	2,623,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	2,995,466

The accompanying notes are an integral part of these financial statements.

116

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 2.2% - (continued)
		Real Estate Investment Trusts - 0.2% - (continued)
	$1,256,000	PennyMac Corp. 5.50%, 03/15/2026(1)	$1,288,970

			4,284,436

		Software - 0.1%
	1,160,000	Workday, Inc. 0.25%, 10/01/2022	1,974,204
	919,000	Health Catalyst, Inc. 2.50%, 04/15/2025	1,816,748

			3,790,952

		Total Convertible Bonds (cost $52,970,447)	$61,046,140

COMMON STOCKS - 0.0%
		Energy - 0.0%
	32,328	Ascent Resources - Marcellus LLC Class A(12)(24)(25)	$20,528
	7,026	Foresight Energy LLC(12)(24)(25)	61,664
	83,644,001	KCA Deutag(12)(24)(25)(26)	—
	3,682	Philadelphia Energy Solutions Class A(12)(24)(25)	37

			82,229

		Total Common Stocks (cost $1,330,837)	$82,229

ESCROWS - 0.0%(27)
		Media & Entertainment - 0.0%
	400,000	Nexstar Broadcasting, Inc.(1)	$422,500

		Total Escrows (cost $387,412)	$422,500

CONVERTIBLE PREFERRED STOCKS - 0.3%
		Capital Goods - 0.0%
	1,000	Fortive Corp. Series A, 5.00%	$993,500

		Diversified Financials - 0.0%
	13,801	KKR & Co., Inc. Series C, 6.00%(7)	1,034,799

		Health Care Equipment & Services - 0.1%
	32,806	Becton Dickinson and Co. Series B, 6.00%(7)	1,811,876

		Utilities - 0.2%
	32,500	Southern Co. Series 2019, 6.75%	1,703,000
	29,384	American Electric Power Co., Inc. , 6.13%	1,503,873
	41,927	DTE Energy Co. , 6.25%	2,127,376

			5,334,249

		Total Convertible Preferred Stocks (cost $8,319,833)	$9,174,424

WARRANTS - 0.0%
		Energy - 0.0%
	8,370	Ascent Resources - Marcellus LLC Expires 03/30/2023(12)(24)(25)	$84

		Total Warrants (cost $670)	$84

		Total Long-Term Investments (cost $2,826,613,512)	$2,852,340,843

SHORT-TERM INVESTMENTS - 2.7%
		Commercial Paper - 1.9%
	400,000	AT&T, Inc. 0.32%, 10/19/2021	$399,494
CAD	200,000	Bank of Montreal 0.11%, 05/03/2021	162,713
	1,690,000	Bank of Nova Scotia 0.15%, 05/07/2021	1,374,895
	$1,500,000	BAT International Finance plc 0.26%, 05/27/2021	1,499,708

Shares or Principal Amount			Market Value†

SHORT-TERM INVESTMENTS - 2.7% - (continued)
		Commercial Paper - 1.9% - (continued)
		CNPC Finance
	$1,000,000	0.30%, 05/13/2021	$999,893
	1,250,000	0.32%, 05/20/2021	1,249,782
	1,000,000	0.32%, 05/14/2021	999,877
	1,000,000	0.35%, 06/03/2021	999,679
	2,090,000	0.35%, 05/07/2021	2,089,861
	500,000	0.36%, 06/03/2021	499,830
		Electricite de France S.A.
	3,000,000	0.22%, 06/28/2021	2,998,937
	2,000,000	0.23%, 06/28/2021	1,999,259
	2,000,000	0.23%, 05/12/2021	1,999,847
	1,300,000	0.23%, 06/28/2021	1,299,508
	1,000,000	ENI Finance USA, Inc. 0.31%, 07/12/2021	999,465
		Honda Canada Finance, Inc.
CAD	750,000	0.29%, 07/13/2021	609,763
	3,500,000	0.29%, 06/25/2021	2,846,222
	4,700,000	0.34%, 10/05/2021	3,818,209
	$2,000,000	Industrial and Commercial Bank of China Ltd. 0.22%, 07/15/2021	1,999,210
		Municipal Finance Authority of British Columbia Bills
CAD	2,000,000	0.14%, 05/05/2021(14)	1,627,116
	1,300,000	0.17%, 05/19/2021(14)	1,057,549
		Newfoundland T-Bill
	3,000,000	0.17%, 07/15/2021(14)	2,439,515
	1,700,000	0.18%, 07/05/2021(14)	1,382,458
		Province of British Columbia
	2,975,000	0.11%, 05/04/2021	2,420,342
	1,000,000	0.15%, 07/19/2021	813,253
	7,500,000	0.16%, 05/14/2021	6,101,407
	1,000,000	0.21%, 01/28/2022	812,374
		PSP CAPITAL INC.
	3,000,000	0.15%, 07/26/2021	2,439,848
	2,000,000	0.16%, 07/26/2021	1,626,530
		Societe De Transport De Montre
	750,000	0.20%, 06/17/2021	610,022
	1,750,000	0.20%, 06/17/2021	1,423,379
	750,000	0.20%, 06/21/2021	610,005

			52,209,950

		Repurchase Agreements - 0.6%
	15,160,801	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $15,160,807; collateralized by U.S. Treasury Government Bond at 1.750%, maturing 01/15/2028, with a market value of $15,464,112	15,160,801

		Securities Lending Collateral - 0.2%
	683,377	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(28)	683,377
	4,793,414	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(28)	4,793,414

			5,476,791

		Total Short-Term Investments (cost $72,259,077)	$72,847,542

Total Investments Excluding Purchased Options (cost $2,898,872,589)	107.3%	$2,925,188,385

Total Purchased Options (cost $2,303,473)	0.1%	$1,922,885

Total Investments (cost $2,901,176,062)	107.4%	$2,927,111,270
Other Assets and Liabilities	(7.4)%	(201,794,026)

Total Net Assets	100.0%	$2,725,317,244

The accompanying notes are an integral part of these financial statements.

117

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $719,897,973, representing 26.4% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Securities disclosed are interest-only strips.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $413,009,196, representing 15.2% of net assets.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(11)	Security is a zero-coupon bond.

(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(13)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $2,910,000 at April 30, 2021.
(14)	The rate shown represents current yield to maturity.

(15)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

(16)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(17)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2021, the aggregate value of the unfunded commitment was $4,016,111, which rounds to 0.1% of total net assets.

(18)	Securities disclosed are principal-only strips.

(19)	Represents or includes a TBA transaction.

(20)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(21)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2021, the market value of securities pledged was $15,180,942.

(22)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2021, the market value of securities pledged was $5,147,775.

(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2021, the market value of securities pledged was $31,815,281.

(24)	Investment valued using significant unobservable inputs.

(25)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $80,207, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(26)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	83,644,001	$1,133,544	$—

(27)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(28)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

118

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	2.20%	Receive	03/14/2022	USD	132,765,000	132,765,000	$1,922,885	$2,303,473	$(380,588)

Total purchased OTC swaption contracts								$1,922,885	$2,303,473	$(380,588)

OTC Swaption Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	1.50%	Receive	03/14/2022	USD	(132,765,000)	132,765,000	$(1,158,738)	$(1,327,650)	$168,912

Total written OTC swaption contracts								$(1,158,738)	$(1,327,650)	$168,912

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-OAT Future	312	06/08/2021	$60,200,102	$(530,235)
Euro-Schatz Future	5	06/08/2021	673,741	(66)
U.S. Treasury 2-Year Note Future	802	06/30/2021	177,047,765	(99,265)
U.S. Treasury 10-Year Note Future	824	06/21/2021	108,793,750	(1,479,836)
U.S. Treasury 10-Year Ultra Future	70	06/21/2021	10,188,281	(57,034)
U.S. Treasury Ultra Bond Future	8	06/21/2021	1,487,250	(8,296)

Total				$(2,174,732)

Short position contracts:
Australian 10-Year Bond Future	198	06/15/2021	$21,261,100	$(121,907)
Euro-BOBL Future	60	06/08/2021	9,718,746	12,139
Euro-BTP Future	362	06/08/2021	64,015,682	820,256
Euro-BUND Future	493	06/08/2021	100,760,543	472,863
Euro-BUXL 30-Year Bond Future	54	06/08/2021	13,107,647	335,373
Long Gilt Future	294	06/28/2021	51,837,666	236,032
U.S. Treasury 5-Year Note Future	419	06/30/2021	51,929,812	29,444
U.S. Treasury Long Bond Future	281	06/21/2021	44,187,250	371,682

Total				$2,155,882

Total futures contracts				$(18,850)

The accompanying notes are an integral part of these financial statements.

119

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Counter- party		Notional Amount(a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	322,271	(0.09%)	08/25/2037	Monthly	$68,505	$—	$12,861	$(55,644)
ABX.HE.AAA.07	CSI	USD	920,358	(0.09%)	08/25/2037	Monthly	224,950	—	36,729	(188,221)
ABX.HE.PENAAA.06	JPM	USD	158,094	(0.11%)	05/25/2046	Monthly	17,600	—	14,210	(3,390)
ABX.HE.PENAAA.06	CSFB	USD	248,390	(0.11%)	05/25/2046	Monthly	27,715	—	22,327	(5,388)
PrimeX.ARM.2 (24)(25)	MSC	USD	70,761	(4.58%)	12/25/2037	Monthly	—	(151)	(334)	(183)

Total							$338,770	$(151)	$85,793	$(252,826)

Credit default swaps on indices:
Sell protection:
ABX.HE.AAA.07	MSC	USD	322,270	0.09%	08/25/2037	Monthly	$2,603	$—	$(12,861)	$(15,464)
ABX.HE.AAA.07	MSC	USD	920,358	0.09%	08/25/2037	Monthly	7,484	—	(36,729)	(44,213)
ABX.HE.PENAAA.06	BCLY	USD	406,485	0.11%	05/25/2046	Monthly	—	(9,474)	(36,538)	(27,064)
CMBX.NA.BB.8	CSFB	USD	32,820	5.00%	10/17/2057	Monthly	—	(8,270)	(11,993)	(3,723)
CMBX.NA.BB.8	DEUT	USD	352,332	5.00%	10/17/2057	Monthly	—	(79,847)	(128,753)	(48,906)
CMBX.NA.BB.8	GSC	USD	559,869	5.00%	10/17/2057	Monthly	—	(153,385)	(204,595)	(51,210)
CMBX.NA.BB.8	GSC	USD	445,965	5.00%	10/17/2057	Monthly	—	(100,620)	(162,970)	(62,350)
CMBX.NA.BB.8	MSC	USD	971,084	5.00%	10/17/2057	Monthly	—	(244,712)	(354,920)	(110,208)
CMBX.NA.BB.8	CSFB	USD	1,279,012	5.00%	10/17/2057	Monthly	—	(322,288)	(467,397)	(145,109)
CMBX.NA.BB.8	CSI	USD	1,418,979	5.00%	10/17/2057	Monthly	—	(357,558)	(518,564)	(161,006)
CMBX.NA.BBB-.6	GSC	USD	10,000,000	3.00%	05/11/2063	Monthly	—	(3,133,514)	(2,826,749)	306,765
CMBX.NA.BBB-.6	DEUT	USD	888,000	3.00%	05/11/2063	Monthly	—	(116,902)	(250,941)	(134,039)
CMBX.NA.BBB-.6	MSC	USD	1,875,000	3.00%	05/11/2063	Monthly	—	(285,539)	(529,859)	(244,320)
CMBX.NA.BBB-.6	DEUT	USD	1,924,000	3.00%	05/11/2063	Monthly	—	(286,879)	(543,706)	(256,827)
CMBX.NA.BBB-.6	CSFB	USD	2,370,000	3.00%	05/11/2063	Monthly	—	(308,895)	(669,742)	(360,847)
CMBX.NA.BBB-.6	DEUT	USD	3,475,000	3.00%	05/11/2063	Monthly	—	(519,275)	(982,006)	(462,731)
CMBX.NA.BBB-.6	GSC	USD	10,000,000	3.00%	05/11/2063	Monthly	—	(3,316,875)	(2,825,916)	490,959
CMBX.NA.BBB-.6	GSC	USD	7,270,000	3.00%	05/11/2063	Monthly	—	(2,301,687)	(2,054,441)	247,246
CMBX.NA.BBB-.6	CSFB	USD	850,000	3.00%	05/11/2063	Monthly	—	(115,016)	(240,203)	(125,187)
CMBX.NA.BBB-.6	DEUT	USD	1,205,000	3.00%	05/11/2063	Monthly	—	(168,498)	(340,523)	(172,025)
CMBX.NA.BBB-.6	MSC	USD	1,445,000	3.00%	05/11/2063	Monthly	—	(199,942)	(408,345)	(208,403)
PrimeX.ARM.2 (24)(25)	JPM	USD	70,761	4.58%	12/25/2037	Monthly	2,257	—	334	(1,923)

Total							$12,344	$(12,029,176)	$(13,607,417)	$(1,590,585)

Credit default swaps on single-name issues:
Buy protection:
Aviva plc	BCLY	EUR	2,050,000	(1.00%)	06/20/2026	Quarterly	$—	$(10,021)	$(35,966)	$(25,945)

Total OTC credit default swap contracts							$351,114	$(12,039,348)	$(13,557,590)	$(1,869,356)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.35.V1	USD	5,600,000	(1.00%)	06/20/2026	Quarterly	$221,681	$176,327	$(45,354)

Credit default swaps on indices:
Sell protection:
CDX.EM.35.V1	USD	38,257,000	1.00%	06/20/2026	Quarterly	$(1,275,433)	$(1,204,597)	$70,836
CDX.NA.HY.36.V1	USD	86,175,000	5.00%	06/20/2026	Quarterly	7,256,871	8,959,147	1,702,276

Total						$5,981,438	$7,754,550	$1,773,112

Credit default swaps on single-name issues:
Buy protection:
United Mexican States	USD	1,825,000	(1.00%)	06/20/2026	Quarterly	$16,257	$(11,954)	$(28,211)

The accompanying notes are an integral part of these financial statements.

120

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2021 – (continued)
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Aviva plc (A)	EUR	2,050,000	1.00%	06/20/2026	Quarterly	$54,520	$80,090	$25,570
Colombia Republic (BBB-)	USD	12,840,000	1.00%	06/20/2026	Quarterly	(169,549)	(121,286)	48,263
Indonesia Republic (BBB)	USD	12,570,000	1.00%	06/20/2026	Quarterly	70,438	187,935	117,497
Panama Republic (BBB)	USD	3,520,000	1.00%	06/20/2026	Quarterly	29,417	60,533	31,116
Peruvian Government International Bond (BBB+)	USD	6,285,000	1.00%	06/20/2026	Quarterly	43,976	49,014	5,038
Republic of Brazil	USD	13,460,000	1.00%	06/20/2026	Quarterly	(768,673)	(574,290)	194,383
Russian Federation	USD	12,790,000	1.00%	06/20/2026	Quarterly	(100,936)	14,997	115,933
United Mexican States (BBB)	USD	25,385,000	1.00%	06/20/2026	Quarterly	(107,893)	166,276	274,169

Total						$(948,700)	$(136,731)	$811,969

Total centrally cleared credit default swap contracts						$5,270,676	$7,782,192	$2,511,516

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	0.43% Fixed	USD	10,160,000	04/07/2023	At Maturity	$—	$—	$(34,423)	$(34,423)
3 Mo. USD LIBOR	0.48% Fixed	USD	21,980,000	04/07/2025	Semi-Annual	—	—	184,229	184,229
3 Mo. USD LIBOR	0.81% Fixed	USD	4,020,000	09/16/2050	Semi-Annual	12,284	—	1,153,736	1,141,452

Total centrally cleared interest rate swap contracts						$12,284	$—	$1,303,542	$1,291,258

OTC Total Return Swap Contracts Outstanding at April 30, 2021
Reference Entity	Counter-party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid High Yield	BCLY	USD	103,570,000	—	12/20/2021	At Maturity	$14,455	$—	$(1,216,341)	$(1,230,796)
iBoxx USD Liquid High Yield	GSC	USD	7,660,000	—	12/20/2021	At Maturity	542	—	(44,866)	(45,408)
iBoxx USD Liquid High Yield	GSC	USD	14,915,000	—	12/20/2021	At Maturity	4,607	—	(137,497)	(142,104)

Total OTC total return swap contracts							$19,604	$—	$(1,398,704)	$(1,418,308)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
725,000	AUD	560,635	USD	SSG	06/16/2021	$—	$(2,009)
2,466,000	BRL	434,453	USD	MSC	06/02/2021	18,130	—
2,380,000	BRL	420,569	USD	JPM	06/02/2021	16,230	—
2,477,000	BRL	438,636	USD	GSC	06/02/2021	15,965	—
715,000	CAD	573,323	USD	JPM	06/16/2021	8,440	—
309,300,000	CLP	434,960	USD	BOA	06/16/2021	105	—
1,588,300,000	COP	434,912	USD	BNP	06/16/2021	—	(12,732)
1,588,500,000	COP	445,895	USD	JPM	06/16/2021	—	(23,661)
9,490,000	CZK	430,153	USD	BNP	06/16/2021	11,038	—
9,500,000	CZK	435,031	USD	BCLY	06/16/2021	6,624	—
3,320,000	EGP	201,946	USD	GSC	05/10/2021	9,601	—
60,050,000	EGP	3,725,186	USD	JPM	06/16/2021	69,914	—
41,630,000	EGP	2,596,711	USD	GSC	06/16/2021	34,264	—
135,000	EUR	163,135	USD	BOA	05/28/2021	—	(739)
1,295,000	EUR	1,520,168	USD	SSG	06/16/2021	38,264	—
2,292,000	EUR	2,731,748	USD	ANZ	06/16/2021	26,496	—

The accompanying notes are an integral part of these financial statements.

121

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
784,000	EUR	923,640	USD	CBK	06/16/2021	$19,842	$—
793,000	EUR	947,878	USD	GSC	06/16/2021	6,435	—
104,000	EUR	123,293	USD	BOA	06/16/2021	1,862	—
179,000	EUR	214,719	USD	BCLY	06/16/2021	694	—
21,000	EUR	25,063	USD	RBC	06/16/2021	209	—
82,000	GBP	113,784	USD	BCLY	05/28/2021	—	(531)
130,800,000	HUF	423,973	USD	BNP	06/16/2021	12,566	—
131,700,000	HUF	438,044	USD	MSC	06/16/2021	1,500	—
6,357,000,000	IDR	431,568	USD	SCB	06/16/2021	6,577	—
3,956,000,000	IDR	270,403	USD	GSC	06/16/2021	2,257	—
32,110,000	INR	434,095	USD	GSC	06/16/2021	—	(3,807)
979,920,000	KRW	868,647	USD	BNP	06/16/2021	12,321	—
2,970,000	MXN	140,059	USD	CBK	06/16/2021	5,780	—
775,000	NZD	557,039	USD	JPM	06/16/2021	—	(2,548)
3,190,000	PEN	872,739	USD	GSC	06/16/2021	—	(29,415)
21,550,000	PHP	439,706	USD	GSC	06/16/2021	7,566	—
33,540,000	RUB	430,276	USD	JPM	06/16/2021	12,852	—
32,846,000	RUB	439,400	USD	GSC	06/16/2021	—	(5,441)
585,000	SGD	434,717	USD	BNP	06/16/2021	4,812	—
585,000	SGD	436,248	USD	JPM	06/16/2021	3,281	—
13,360,000	THB	433,569	USD	JPM	06/16/2021	—	(4,627)
3,210,000	TRY	402,836	USD	GSC	06/16/2021	—	(24,402)
9,708,658	USD	12,603,000	AUD	TDB	06/16/2021	—	(2,191)
746,591	USD	980,000	AUD	BOA	06/16/2021	—	(8,517)
887,629	USD	4,943,000	BRL	GSC	06/02/2021	27	(19,582)
793,613	USD	1,000,000	CAD	MSC	05/05/2021	—	(19,962)
1,566,412	USD	2,000,000	CAD	RBC	05/05/2021	—	(60,738)
1,339,853	USD	1,690,000	CAD	SCB	05/07/2021	—	(35,092)
5,988,023	USD	7,500,000	CAD	BNP	05/14/2021	—	(113,895)
1,037,128	USD	1,300,000	CAD	WEST	05/19/2021	—	(20,549)
3,745,751	USD	4,735,000	CAD	HSBC	05/20/2021	—	(106,642)
761,503	USD	1,000,000	CAD	MSC	06/01/2021	—	(52,117)
2,248,002	USD	3,000,000	CAD	JPM	06/01/2021	—	(192,855)
445,480	USD	550,000	CAD	TDB	06/02/2021	—	(2,012)
1,608,287	USD	2,000,000	CAD	UBS	06/02/2021	—	(18,956)
158,544	USD	200,000	CAD	RBC	06/08/2021	—	(4,183)
38,072	USD	50,000	CAD	RBC	06/15/2021	—	(2,610)
574,912	USD	725,000	CAD	CBK	06/16/2021	—	(14,988)
7,498,792	USD	9,470,000	CAD	MSC	06/16/2021	—	(206,525)
559,501	USD	700,000	CAD	CBK	06/17/2021	—	(10,060)
591,906	USD	750,000	CAD	JPM	06/17/2021	—	(18,337)
1,375,414	USD	1,750,000	CAD	WEST	06/17/2021	—	(48,487)
594,685	USD	750,000	CAD	SSG	06/21/2021	—	(15,566)
2,822,505	USD	3,500,000	CAD	SSG	06/25/2021	—	(25,366)
153,115	USD	200,000	CAD	WEST	06/30/2021	—	(9,623)
380,730	USD	500,000	CAD	GSC	06/30/2021	—	(26,115)
564,730	USD	700,000	CAD	SSG	07/06/2021	—	(4,855)
796,619	USD	1,000,000	CAD	BOA	07/08/2021	—	(17,076)
1,586,328	USD	2,000,000	CAD	WEST	07/08/2021	—	(41,061)
611,037	USD	750,000	CAD	BOA	07/13/2021	763	—
1,340,152	USD	1,680,000	CAD	BNP	07/13/2021	—	(26,861)
797,714	USD	1,000,000	CAD	BNP	07/15/2021	—	(15,986)
1,599,875	USD	2,000,000	CAD	CBK	07/15/2021	—	(27,524)
797,978	USD	1,000,000	CAD	SSG	07/19/2021	—	(15,724)
1,627,698	USD	2,000,000	CAD	SSG	07/26/2021	284	—
2,419,057	USD	3,000,000	CAD	MSC	07/26/2021	—	(22,063)
1,187,996	USD	1,500,000	CAD	JPM	08/05/2021	—	(32,570)
375,619	USD	500,000	CAD	HSBC	08/06/2021	—	(31,236)
997,516	USD	1,250,000	CAD	SSG	08/17/2021	—	(19,624)
1,993,517	USD	2,500,000	CAD	CBK	08/18/2021	—	(40,763)
1,041,035	USD	1,302,000	CAD	CIBC	09/14/2021	—	(18,423)
477,512	USD	600,000	CAD	JPM	09/27/2021	—	(10,719)
445,627	USD	561,000	CAD	BOA	09/27/2021	—	(10,869)
3,737,175	USD	4,700,000	CAD	CBK	10/05/2021	—	(87,304)

The accompanying notes are an integral part of these financial statements.

122

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,799,863	USD	3,500,000	CAD	SSG	10/12/2021	$—	$(48,158)
	USD	2,000,000	CAD	HSBC	10/15/2021	—	(44,637)
1,193,744	USD	1,500,000	CAD	WEST	11/15/2021	—	(26,900)
1,650,491	USD	2,100,000	CAD	GSC	12/01/2021	—	(58,499)
797,371	USD	1,000,000	CAD	MSC	12/02/2021	—	(16,436)
467,741	USD	600,000	CAD	GSC	12/02/2021	—	(20,544)
440,201	USD	550,000	CAD	RBC	12/16/2021	—	(7,413)
464,635	USD	585,000	CAD	CIBC	12/16/2021	—	(11,464)
1,581,833	USD	2,000,000	CAD	WEST	12/16/2021	—	(45,856)
1,591,691	USD	2,000,000	CAD	GSC	12/17/2021	—	(36,003)
392,306	USD	500,000	CAD	UBS	01/26/2022	—	(14,671)
798,754	USD	1,000,000	CAD	GSC	01/28/2022	—	(15,205)
796,075	USD	1,000,000	CAD	DEUT	01/31/2022	—	(17,886)
1,193,925	USD	1,480,000	CAD	DEUT	02/24/2022	—	(10,696)
1,993,662	USD	2,500,000	CAD	CBK	02/24/2022	—	(41,170)
794,730	USD	1,000,000	CAD	CIBC	03/28/2022	—	(19,165)
442,203	USD	1,588,500,000	COP	BNP	06/16/2021	19,969	—
431,835	USD	9,490,000	CZK	GSC	06/16/2021	—	(9,356)
211,600	USD	3,320,000	EGP	GSC	05/10/2021	53	—
4,345,915	USD	3,585,000	EUR	CBA	05/14/2021	34,654	—
158,640,257	USD	131,152,339	EUR	BNP	05/28/2021	873,165	—
718,461	USD	595,000	EUR	MSC	05/28/2021	2,717	—
789,321	USD	655,402	EUR	BCLY	05/28/2021	918	—
7,188	USD	6,000	EUR	UBS	06/16/2021	12	(44)
445,535	USD	372,000	EUR	BNP	06/16/2021	—	(2,138)
269,401	USD	229,000	EUR	GSC	06/16/2021	—	(6,183)
938,774	USD	789,000	EUR	CBK	06/16/2021	—	(10,725)
1,497,071	USD	1,254,000	EUR	BOA	06/16/2021	5	(12,026)
1,984,669	USD	1,666,000	EUR	BCLY	06/16/2021	—	(20,232)
1,096,824	USD	929,000	EUR	CIB	06/16/2021	—	(21,155)
1,792,557	USD	1,513,000	EUR	CIBC	06/16/2021	—	(28,221)
2,195,125	USD	1,848,000	EUR	SSG	06/16/2021	—	(28,798)
2,737,002	USD	2,304,000	EUR	SGG	06/16/2021	—	(35,682)
3,920,860	USD	3,337,000	EUR	CBA	06/16/2021	—	(94,959)
72,294,420	USD	60,615,051	EUR	MSC	06/16/2021	—	(651,077)
1,199,214	USD	1,000,000	EUR	GSC	04/01/2022	—	(12,151)
9,503,634	USD	6,849,000	GBP	BCLY	05/28/2021	44,251	—
13,854,214	USD	9,989,000	GBP	BNP	06/16/2021	57,159	—
1,323,561	USD	963,000	GBP	ANZ	06/16/2021	—	(6,559)
3,865	USD	30,000	HKD	MSC	06/16/2021	2	—
423,637	USD	130,800,000	HUF	GSC	06/16/2021	—	(12,903)
271,256	USD	3,956,000,000	IDR	GSC	06/16/2021	—	(1,404)
436,704	USD	32,110,000	INR	BNP	06/16/2021	6,417	—
4,308,854	USD	449,850,000	JPY	BCLY	05/10/2021	192,447	—
10,488,552	USD	1,137,950,000	JPY	DEUT	05/10/2021	75,603	—
4,307,254	USD	454,100,000	JPY	BCLY	05/17/2021	151,731	—
1,583,876	USD	165,850,000	JPY	BCLY	05/24/2021	66,080	—
9,020,823	USD	978,600,000	JPY	CBK	05/24/2021	65,050	—
959,209	USD	100,000,000	JPY	BCLY	05/25/2021	44,040	—
3,613,630	USD	381,500,000	JPY	JPM	06/01/2021	122,091	—
2,672,567	USD	290,000,000	JPY	WEST	06/01/2021	18,448	—
5,275,145	USD	559,350,000	JPY	JPM	06/07/2021	155,593	—
5,531,593	USD	600,000,000	JPY	CBK	06/07/2021	39,985	—
7,513,126	USD	780,000,000	JPY	BCLY	06/10/2021	373,824	—
7,543,830	USD	818,250,000	JPY	CBK	06/14/2021	54,129	—
3,244,341	USD	350,150,000	JPY	MSC	06/14/2021	39,308	—
2,860,087	USD	310,000,000	JPY	SCB	06/14/2021	22,560	—
13,271,482	USD	1,444,100,000	JPY	MSC	06/16/2021	52,918	—
1,918,899	USD	212,300,000	JPY	CBA	06/16/2021	—	(24,388)
13,451,696	USD	1,460,950,000	JPY	BCLY	06/21/2021	78,232	—
6,962,156	USD	758,150,000	JPY	MSC	06/28/2021	21,606	—
1,499,204	USD	163,650,000	JPY	BCLY	07/06/2021	940	—
699,023	USD	77,300,000	JPY	CBK	07/06/2021	—	(8,682)
10,807,682	USD	1,180,000,000	JPY	BCLY	07/19/2021	3,086	—

The accompanying notes are an integral part of these financial statements.

123

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
8,286,968	USD	900,950,000	JPY	BCLY	07/26/2021	$36,921	$—
13,504,901	USD	1,456,350,000	JPY	BOA	08/02/2021	168,251	—
13,737,403	USD	1,447,000,000	JPY	BOA	08/25/2021	483,361	—
433,275	USD	491,160,000	KRW	GSC	06/16/2021	—	(8,288)
464,559	USD	9,700,000	MXN	UBS	06/16/2021	—	(11,751)
557,909	USD	775,000	NZD	MSC	06/16/2021	3,419	—
433,639	USD	1,615,000	PEN	DEUT	06/16/2021	6,690	—
440,065	USD	21,550,000	PHP	SCB	06/16/2021	—	(7,207)
444,165	USD	32,846,000	RUB	GSC	06/16/2021	10,206	—
434,605	USD	585,000	SGD	JPM	06/16/2021	—	(4,924)
433,513	USD	13,360,000	THB	JPM	06/16/2021	4,571	—
407,956	USD	3,210,000	TRY	GSC	06/16/2021	29,522	—

Total Foreign Currency Contracts						$3,714,633	$(3,021,094)

Foreign Cross Currency Contracts Outstanding at April 30, 2021
Contract Amount	Counterparty	Delivery Date	Contract Amount	Unrealized Appreciation
EUR 8,597,724	UBS	05/28/2021	GBP 8,582,363	$ 15,361

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$184,272,605	$—	$184,272,605	$—
Corporate Bonds	859,318,409	—	859,318,409	—
Foreign Government Obligations	551,899,094	—	551,899,094	—
Municipal Bonds	12,902,354	—	12,902,354	—
Senior Floating Rate Interests	537,596,471	—	537,596,471	—
U.S. Government Agencies	246,508,797	—	246,508,797	—
U.S. Government Securities	389,117,736	—	389,117,736	—
Convertible Bonds	61,046,140	—	61,046,140	—
Common Stocks
Energy	82,229	—	—	82,229
Escrows	422,500	—	422,500	—
Convertible Preferred Stocks	9,174,424	9,174,424	—	—
Warrants	84	—	—	84
Short-Term Investments	72,847,542	5,476,791	67,370,751	—
Purchased Options	1,922,885	—	1,922,885	—
Foreign Currency Contracts(2)	3,729,994	—	3,729,994	—
Futures Contracts(2)	2,277,789	2,277,789	—	—
Swaps - Credit Default(2)	3,630,051	—	3,630,051	—
Swaps - Interest Rate(2)	1,325,681	—	1,325,681	—

Total	$2,938,074,785	$16,929,004	$2,921,063,468	$82,313

Liabilities
Foreign Currency Contracts(2)	$(3,021,094)	$—	$(3,021,094)	$—
Futures Contracts(2)	(2,296,639)	(2,296,639)	—	—
Swaps - Credit Default(2)	(2,987,891)	—	(2,985,785)	(2,106)
Swaps - Interest Rate(2)	(34,423)	—	(34,423)	—
Swaps - Total Return(2)	(1,418,308)	—	(1,418,308)	—
Written Options	(1,158,738)	—	(1,158,738)	—

Total	$(10,917,093)	$(2,296,639)	$(8,618,348)	$(2,106)

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

124

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5%
	Alabama - 0.8%
$150,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2046	$184,615
300,000	State of Alabama, Docks Department, (AMG Insured) 5.00%, 10/01/2024	341,088
335,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2023	373,458

		899,161

	Arizona - 1.6%
325,000	City of Phoenix, AZ, Civic Improvement Corp. 5.00%, 07/01/2031	397,786
	Maricopa County, AZ, Industrial Dev Auth
775,000	3.00%, 09/01/2039	838,050
100,000	5.00%, 09/01/2042	123,425
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	281,113
65,000	Tempe, AZ, Industrial Dev Auth Rev 4.00%, 10/01/2023(1)	65,025

		1,705,399

	California - 4.3%
50,000	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	58,144
195,000	California Enterprise Dev Auth 5.00%, 08/01/2045	237,876
	Cathedral City, CA, Redev Agency Successor Agency
145,000	4.00%, 08/01/2022	150,867
340,000	4.00%, 08/01/2032	408,631
100,000	City of Los Angeles, CA, Department of Airports Rev 5.00%, 05/15/2026	117,645
45,000	Elk Grove, CA, Finance Auth Special Tax, (BAM Insured) 5.00%, 09/01/2032	53,043
150,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2029	190,354
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	103,413
	Orange County, CA, Community Facs Dist Special Tax
100,000	5.00%, 08/15/2023	110,118
150,000	5.00%, 08/15/2033	175,078
100,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2043	114,952
100,000	San Bernardino City, CA, Unified School Dist, GO, (NATL Insured) 0.00%, 08/01/2027(2)	91,949
255,000	San Joaquin Hills, CA, Transportation Corridor Agency, (NATL Insured) 0.00%, 01/15/2025(2)	243,560
	State of California, GO
1,000,000	4.00%, 03/01/2036	1,213,197
140,000	4.00%, 11/01/2041	158,729
1,000,000	University of California, Rev 4.00%, 05/15/2038	1,222,829

		4,650,385

	Colorado - 2.8%
175,000	City & County of Denver, CO, Airport System Rev 5.00%, 12/01/2036	244,303
200,000	Colorado Health Facs Auth Rev 4.00%, 12/01/2040	225,040
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2040	172,281
45,000	E-470 Public Highway, CO, Auth Rev 1.12%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(3)	45,015
	Park Creek, CO, Metropolitan Dist Rev
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	111,433
120,000	5.00%, 12/01/2029	152,532
500,000	Regional Transportation Dist, CO 4.00%, 07/15/2039	650,400

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5% - (continued)
	Colorado - 2.8% - (continued)
$1,000,000	State of Colorado 5.00%, 12/15/2033	$1,335,164
25,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2030	29,174

		2,965,342

	Connecticut - 2.5%
200,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2048	240,597
	Connecticut State Health & Educational Facs Auth
190,000	5.00%, 07/01/2024	212,064
750,000	5.00%, 07/01/2040	940,070
60,000	5.00%, 07/01/2042	71,516
250,000	Hamden, CT, GO, (AGM Insured) 5.00%, 08/15/2025	294,863
50,000	Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	58,821
	State of Connecticut, GO
160,000	3.00%, 01/15/2023	167,698
170,000	5.00%, 06/15/2026	201,124
250,000	State of Connecticut, Special Tax Rev 5.00%, 05/01/2033	326,905
100,000	Waterbury, CT, GO 5.00%, 11/15/2047	119,953

		2,633,611

	District of Columbia - 0.3%
150,000	Dist of Columbia Rev 5.00%, 07/01/2042	158,024
150,000	Dist of Columbia, GO 5.00%, 06/01/2032	170,628

		328,652

	Florida - 4.3%
55,000	Broward County, FL, Airport System Rev 4.00%, 10/01/2044	62,693
300,000	Broward County, FL, Port Facs Rev 5.00%, 09/01/2028	375,255
135,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2027	161,305
70,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	78,201
	City of Tampa, FL, Rev
45,000	0.00%, 09/01/2036(2)	29,156
50,000	0.00%, 09/01/2038(2)	29,535
200,000	Jacksonville, FL, Sales Tax Rev 5.00%, 10/01/2030	213,157
150,000	JEA, FL, Electric System Rev 5.00%, 10/01/2028	188,776
150,000	JEA, FL, Water & Sewer System Rev 5.00%, 10/01/2028	189,738
	Lee County, FL, Airport Rev
125,000	5.00%, 10/01/2032	146,464
100,000	5.00%, 10/01/2033	116,841
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	17,519
15,000	5.00%, 10/01/2031	17,477
20,000	5.00%, 10/01/2032	23,284
20,000	5.00%, 10/01/2033	23,265
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	71,089
	Orange County, FL, Convention Center
500,000	5.00%, 10/01/2023	555,574
285,000	5.00%, 10/01/2024	328,710
125,000	5.00%, 10/01/2027	157,282
100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	110,448
475,000	Orlando, FL, Utilities Commission 1.25%, 10/01/2046(4)	481,010
355,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	359,737

The accompanying notes are an integral part of these financial statements.

125

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5% - (continued)
	Florida - 4.3% - (continued)
$240,000	Polk County, FL, Industrial Dev Auth 5.00%, 01/01/2029	$267,959
200,000	Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	233,835
60,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	72,499
200,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	194,310
70,000	Volusia County, FL, Educational Facs Auth 4.00%, 10/15/2035	82,046

		4,587,165

	Georgia - 2.8%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(4)	102,572
	Burke County, GA, Dev Auth Rev
280,000	1.50%, 01/01/2040(4)	287,202
1,000,000	1.55%, 12/01/2049(4)	1,016,101
165,000	2.25%, 10/01/2032(4)	171,234
125,000	3.00%, 11/01/2045(4)	130,301
25,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	26,314
	Main Street Natural Gas, Inc., GA
170,000	5.00%, 05/15/2032	211,270
315,000	5.50%, 09/15/2028	405,782
	Municipal Electric Auth, GA
135,000	5.00%, 01/01/2024	151,171
100,000	5.00%, 01/01/2028	120,327
235,000	5.00%, 01/01/2033	305,306
85,000	5.00%, 01/01/2056	101,254

		3,028,834

	Hawaii - 0.2%
150,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	186,491

	Idaho - 0.6%
500,000	Idaho Housing & Finance Association 4.00%, 07/15/2036(5)	608,404

	Illinois - 13.3%
65,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(2)	63,128
100,000	Chicago, IL, Board of Education Rev 5.75%, 04/01/2035	120,641
	Chicago, IL, Board of Education, GO
150,000	5.00%, 12/01/2027	180,840
500,000	5.00%, 12/01/2041	609,653
200,000	5.00%, 12/01/2046	233,730
200,000	5.25%, 12/01/2023	216,770
140,000	5.25%, 12/01/2039	154,609
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
235,000	5.00%, 12/01/2025	281,049
270,000	5.25%, 12/01/2032	377,778
100,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	107,786
	Chicago, IL, O’Hare International Airport
185,000	5.00%, 01/01/2031	240,286
420,000	5.00%, 01/01/2032	528,611
	Chicago, IL, Transit Auth, (AGM-CR Insured)
100,000	5.00%, 12/01/2044	114,734
175,000	5.00%, 12/01/2045	215,587
250,000	5.00%, 12/01/2046	299,859
160,000	5.25%, 12/01/2024	164,745
	City of Chicago, IL, GO
85,000	5.00%, 01/01/2022	87,287
250,000	5.00%, 01/01/2026	283,533

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5% - (continued)
	Illinois - 13.3% - (continued)
	City of Decatur, IL, GO, (AGM Insured)
$110,000	5.00%, 03/01/2034	$130,994
150,000	5.00%, 03/01/2035	178,317
865,000	City of Granite, IL, Rev 1.25%, 05/01/2027(5)	865,000
	Cook County, IL, Community High School Dist No. 212 Leyden, (BAM Insured)
105,000	5.00%, 12/01/2027	121,923
170,000	5.00%, 12/01/2030	197,005
185,000	Cook County, IL, GO 5.00%, 11/15/2031	244,565
225,000	County. of Cook IL Sales Tax Rev 5.00%, 11/15/2029	293,825
	Illinois State Finance Auth Rev
45,000	5.00%, 09/01/2021	45,643
150,000	5.00%, 11/15/2030	173,092
115,000	5.00%, 08/15/2033	151,052
245,000	5.00%, 08/15/2035	278,364
150,000	5.00%, 10/01/2041	177,709
230,000	5.00%, 05/15/2050(4)	260,694
	Illinois State Toll Highway Auth, Taxable Rev
300,000	5.00%, 01/01/2030	394,948
100,000	5.00%, 01/01/2031	128,621
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	167,375
	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured)
75,000	5.00%, 12/01/2025	88,581
130,000	5.00%, 12/01/2026	157,612
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO 5.00%, 01/01/2023	107,873
935,000	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured) 5.00%, 02/01/2025	1,074,676
	Metropolitan Pier & Exposition Auth, IL
105,000	0.00%, 12/15/2042(6)	87,766
200,000	5.00%, 12/15/2045	241,290
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	91,133
125,000	6.25%, 07/01/2022	133,775
	Sales Tax Securitization Corp., IL Rev
150,000	5.00%, 01/01/2029	185,304
1,000,000	5.00%, 01/01/2037	1,254,874
	State of Illinois, GO
225,000	5.00%, 11/01/2021	230,033
400,000	5.00%, 11/01/2026	477,028
50,000	5.00%, 02/01/2027	60,410
150,000	5.00%, 11/01/2028	180,200
355,000	5.00%, 03/01/2029	443,435
250,000	5.00%, 05/01/2029	277,290
330,000	5.00%, 10/01/2031	418,907
315,000	5.00%, 12/01/2034	374,473
215,000	5.00%, 03/01/2046	264,110
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	97,568

		14,336,091

	Indiana - 0.7%
83,046	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	87,878
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
230,000	3.00%, 07/01/2051	251,951
265,000	3.25%, 07/01/2049	287,589
115,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	143,818

		771,236

The accompanying notes are an integral part of these financial statements.

126

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5% - (continued)
	Iowa - 0.0%
$45,000	State of Iowa, Finance Auth Rev 2.88%, 05/15/2049	$45,467

	Kentucky - 0.4%
225,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2035	277,498
90,000	Kentucky Economic Dev Finance Auth, (AGM Insured) 5.00%, 12/01/2047	96,002

		373,500

	Louisiana - 1.4%
325,000	East Baton Rouge, LA, Sewerage Commission 1.30%, 02/01/2041(4)	332,008
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	110,054
100,000	6.00%, 11/15/2030	111,097
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	113,614
100,000	5.00%, 05/15/2047	115,858
40,000	6.38%, 05/15/2031	40,076
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2038	237,062
210,000	Parish of St. John the Baptist, LA 2.38%, 06/01/2037(4)	219,619
185,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2026	221,250

		1,500,638

	Maryland - 1.7%
665,000	Maryland Community Dev Administration 3.00%, 09/01/2051	729,151
750,000	Maryland Stadium Auth Rev, (ST INTERCEPT Insured) 5.00%, 05/01/2050	1,093,341

		1,822,492

	Massachusetts - 4.4%
1,500,000	Massachusetts Clean Water Resources Auth 0.00%, 02/01/2041	1,969,554
	Massachusetts Educational Financing Auth
175,000	5.00%, 07/01/2024	199,652
500,000	5.00%, 01/01/2025	576,529
	Massachusetts Housing Finance Agency
330,000	3.15%, 06/01/2023	346,113
300,000	3.30%, 06/01/2024	320,195
	Massachusetts State Dev Finance Agency, (AGM Insured)
250,000	5.00%, 10/01/2021	254,801
115,000	5.00%, 07/15/2022(1)	120,036
100,000	5.00%, 07/01/2034	117,123
145,000	5.00%, 07/01/2037	180,469
150,000	5.00%, 07/01/2044	181,296
100,000	5.00%, 10/01/2047(1)	109,319
150,000	5.00%, 07/01/2048	180,525
200,000	Massachusetts State, Port Auth Rev 4.00%, 07/01/2046	224,344

		4,779,956

	Michigan - 2.4%
85,000	City of Detroit, MI, GO 5.00%, 04/01/2022	87,909
450,000	Ecorse, MI, Public School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2027	564,319
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	177,737
250,000	Lansing, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2037	317,370
	Michigan Finance Auth Rev
165,000	5.00%, 11/01/2034	209,482
100,000	5.00%, 07/01/2035	116,965
100,000	5.00%, 05/15/2038	116,211

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5% - (continued)
	Michigan - 2.4% - (continued)
$90,000	Michigan State Hospital Finance Auth 5.00%, 11/15/2047	$113,793
300,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	389,149
255,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	331,149
50,000	State of Michigan Rev 5.00%, 03/15/2027	62,586
35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	41,476

		2,528,146

	Minnesota - 1.8%
	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured)
20,000	4.00%, 02/01/2027	23,086
250,000	5.00%, 02/01/2024	278,648
78,894	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	83,706
100,000	Minneapolis-St. Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	119,856
1,000,000	Minnesota Higher Education Facs Auth 4.00%, 10/01/2050	1,179,692
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured) 4.00%, 02/01/2029	211,623

		1,896,611

	Mississippi - 0.9%
80,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	87,693
	State of Mississippi, Gaming Tax Rev
200,000	5.00%, 10/15/2022	212,661
170,000	5.00%, 10/15/2026	205,263
400,000	5.00%, 10/15/2037	493,626

		999,243

	Missouri - 1.7%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist 4.00%, 10/01/2036	296,253
165,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	208,979
200,000	Kansas City, MO, Industrial Dev Auth 5.00%, 03/01/2039	246,255
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.25%, 05/15/2032	112,386
100,000	5.25%, 05/15/2050	108,702
200,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	216,219
550,000	State of Missouri, Health & Educational Facs Auth 4.00%, 07/01/2035	677,171

		1,865,965

	Montana - 0.3%
110,000	Montana Board of Housing Rev, (FHA HUD VA Insured) 4.25%, 12/01/2045	121,776
150,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2033	178,099

		299,875

	Nebraska - 1.5%
	Central Plains, NE, Energy Project
300,000	5.00%, 09/01/2025	352,358
295,000	5.00%, 09/01/2042	423,156
495,000	Nebraska Investment Finance Auth,(GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2045	542,714
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(4)	303,052

		1,621,280

The accompanying notes are an integral part of these financial statements.

127

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5% - (continued)
	Nevada - 1.4%
$100,000	City of North Las Vegas, NV 3.50%, 06/01/2023	$103,747
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	182,560
40,000	City of Sparks, NV 2.50%, 06/15/2024(1)	40,448
140,000	Clark County, NV, Airport Rev 5.00%, 07/01/2026	150,721
	Clark County, NV, School Dist, GO, (AGM Insured)
250,000	4.00%, 06/15/2036	300,149
225,000	5.00%, 06/15/2028	273,728
100,000	5.00%, 06/15/2029	123,838
250,000	Las Vegas, NV, New Convention Center Auth Rev 5.00%, 07/01/2043	297,725

		1,472,916

	New Hampshire - 1.1%
1,000,000	New Hampshire Business Finance Auth. 4.00%, 01/01/2051	1,094,134
70,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	108,679

		1,202,813

	New Jersey - 1.8%
175,000	New Jersey Economic Dev Auth 5.00%, 06/15/2023	192,232
40,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	45,686
50,000	New Jersey Health Care Facs Financing Auth Rev 5.25%, 07/01/2026	50,404
	New Jersey Transportation Trust Fund Auth
570,000	0.00%, 06/15/2031	744,011
65,000	5.00%, 12/15/2023	72,841
70,000	5.00%, 12/15/2024	81,213
350,000	New Jersey Turnpike Auth Rev, (AGM Insured) 5.25%, 01/01/2026	423,588
230,000	State of New Jersey, GO 5.00%, 06/01/2026	279,187

		1,889,162

	New Mexico - 1.1%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	228,791
825,000	New Mexico Mortgage Finance Auth,(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2052(5)	905,729

		1,134,520

	New York - 14.9%
405,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	412,862
	City of New York, NY, GO
1,800,000	0.04%, 08/01/2040(4)	1,800,000
130,000	4.00%, 03/01/2038	155,122
125,000	5.00%, 03/01/2039	158,836
140,000	City of New York, NY, Rev 4.00%, 11/01/2035	169,521
85,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	85,995
500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(4)	501,111
	Metropolitan Transportation Auth, NY, Rev
1,240,000	5.00%, 03/01/2022	1,289,469
650,000	5.00%, 11/15/2023	697,683
200,000	5.00%, 11/15/2033	258,733
500,000	5.00%, 11/15/2034(4)	564,707
300,000	5.00%, 11/15/2036	359,299
500,000	5.00%, 11/15/2045	620,801
400,000	5.00%, 11/15/2052	479,671
100,000	5.25%, 11/15/2027	124,151
100,000	5.25%, 11/15/2036	121,848
100,000	New York City, NY, Industrial Dev Agency, (AGM Insured) 5.00%, 03/01/2030	130,087

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5% - (continued)
	New York - 14.9% - (continued)
$215,000	New York City, NY, Transitional Finance Auth, Future Tax Secured 4.00%, 05/01/2040	$254,927
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
125,000	4.00%, 05/01/2035	151,612
265,000	5.00%, 11/01/2032	352,016
1,000,000	5.00%, 02/01/2037	1,310,790
250,000	New York Liberty Dev Corp. 5.00%, 11/15/2044(1)	273,384
	New York State Dormitory Auth Rev
1,870,000	0.06%, 07/01/2031(4)	1,870,000
450,000	4.00%, 02/15/2037	531,583
150,000	5.00%, 03/15/2031	178,292
100,000	New York State Liberty Dev Corp. Rev 5.25%, 10/01/2035	142,462
500,000	New York State Urban Dev Corp. Rev 5.00%, 03/15/2032	662,670
100,000	New York Transportation Dev Corp. 5.00%, 12/01/2025	118,157
	New York Transportation Dev Corp. Rev
70,000	4.00%, 04/30/2053	79,354
110,000	5.00%, 12/01/2022	117,862
100,000	5.00%, 07/01/2046	112,583
	State of New York Mortgage Agency
300,000	3.25%, 10/01/2024	322,984
300,000	3.25%, 04/01/2025	315,498
750,000	3.25%, 10/01/2050	826,158
195,000	3.50%, 10/01/2032	212,779
	Syracuse, NY, Industrial Dev Agency
110,000	5.00%, 01/01/2031	110,673
50,000	5.00%, 01/01/2033	50,203
100,000	TSASC, Inc., NY 5.00%, 06/01/2023	109,528

		16,033,411

	North Carolina - 0.5%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
100,000	2.88%, 10/01/2026	100,405
250,000	5.00%, 01/01/2031	284,286
30,000	5.00%, 01/01/2039	33,592
120,000	5.00%, 01/01/2044	134,782

		553,065

	Ohio - 2.1%
50,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2035	64,793
200,000	American Municipal Power, Inc., OH Rev 4.00%, 02/15/2036	222,890
	Buckeye, OH, Tobacco Settlement Finance Auth
750,000	0.00%, 06/01/2057(2)	116,977
730,000	5.00%, 06/01/2055	820,043
	Cleveland, OH, Airport System Rev, (AGM Insured)
60,000	5.00%, 01/01/2022	61,817
55,000	5.00%, 01/01/2023	59,158
150,000	Cleveland, OH, Department of Public Utilities, (AGM Insured) 5.00%, 11/15/2030	188,146
500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	567,154
140,000	State of Ohio, GO 5.00%, 06/15/2036	180,723

		2,281,701

	Oklahoma - 0.4%
	Oklahoma Dev Finance Auth
340,000	1.63%, 07/06/2023	341,725
35,000	5.25%, 08/15/2048	42,414

The accompanying notes are an integral part of these financial statements.

128

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5% - (continued)
	Oklahoma - 0.4% - (continued)
$35,000	5.50%, 08/15/2057	$42,859

		426,998

	Oregon - 1.8%
55,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Bond Guaranty Insured) 5.00%, 06/15/2038	68,780
480,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(2)	219,134
1,000,000	Lane County, OR, School Dist No. 52 Bethel(School Board Guaranty Insured) 0.00%, 06/15/2041(2)	629,022
40,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2037(2)	24,031
35,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2038(2)	21,807
55,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	61,927
150,000	Salem-Keizer, OR, School Dist No. 24J, GO, (School Board Guaranty Insured) 0.00%, 06/15/2022(6)	157,240
	State of Oregon Housing & Community Services Department
500,000	3.00%, 01/01/2052	547,093
105,000	4.50%, 01/01/2049	115,138
210,000	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(2)	136,222

		1,980,394

	Pennsylvania - 2.1%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	377,328
160,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	183,129
155,000	City of Pittsburgh, PA 4.00%, 09/01/2040	180,486
195,000	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2029	249,729
90,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	110,353
100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	109,624
100,000	Montgomery County, PA, Industrial Dev Auth Rev 5.00%, 12/01/2025	113,427
175,000	Pennsylvania Housing Finance Agency 4.75%, 04/01/2033	193,062
	Pennsylvania Turnpike Commission Rev
90,000	5.00%, 12/01/2031	108,989
145,000	5.00%, 12/01/2037	156,155
250,000	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured) 4.00%, 09/01/2036	291,665
50,000	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured) 5.00%, 09/01/2033	64,189
75,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	91,450

		2,229,586

	Puerto Rico - 0.6%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
400,000	4.33%, 07/01/2040	437,234
175,000	5.00%, 07/01/2058	197,148

		634,382

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5% - (continued)
	Rhode Island - 1.5%
$340,000	Rhode Island Commerce Corp. Rev 5.00%, 05/15/2030	$449,884
80,000	Rhode Island Health & Educational Building Corp., (AGM Municipal Government Guaranteed Insured) 5.00%, 05/15/2028	99,213
	Rhode Island Housing & Mortgage Finance Corp.
20,000	4.00%, 10/01/2032	20,426
860,000	4.00%, 10/01/2048	952,459
130,000	Rhode Island Student Loan Auth 3.00%, 12/01/2024	134,173

		1,656,155

	South Carolina - 0.6%
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028	188,753
	South Carolina State Public Service Auth
200,000	4.00%, 12/01/2035	240,088
50,000	5.00%, 12/01/2031	57,225
50,000	5.00%, 12/01/2034	57,205
100,000	5.00%, 12/01/2050	115,428

		658,699

	South Dakota - 1.1%
275,000	South Dakota Housing Dev Auth 4.00%, 11/01/2049	307,868
765,000	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 11/01/2051	838,329

		1,146,197

	Tennessee - 0.8%
300,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2039	373,533
150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%, 09/01/2025(1)	150,820
200,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	243,339
125,000	Tennessee Housing Dev Agency 3.50%, 01/01/2047	133,584

		901,276

	Texas - 4.9%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
150,000	4.00%, 08/15/2030	168,489
250,000	5.00%, 02/15/2027	309,483
200,000	Austin, TX, Airport System Rev 5.00%, 11/15/2031	228,095
100,000	Austin, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/01/2033	119,317
600,000	Central Texas Regional Mobility Auth 4.00%, 01/01/2040	713,695
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	278,098
210,000	City of San Antonio, TX, Airport System Rev 5.00%, 07/01/2026	253,732
165,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(4)	170,999
250,000	Conroe, TX, Independent School Dist, GO, (PSF-GTD Insured) 3.00%, 02/15/2036	283,178
150,000	El Paso, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	184,439
400,000	Harris County - Houston, TX, Sports Auth 5.00%, 11/15/2033	446,658
110,000	Harris County, TX, Toll Road Auth Rev 5.00%, 08/15/2031	137,952
290,000	Keller, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2037	346,053

The accompanying notes are an integral part of these financial statements.

129

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 92.5% - (continued)
	Texas - 4.9% - (continued)
$75,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2023	$82,553
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	173,349
100,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	108,797
130,000	North Texas Tollway Auth Rev 5.00%, 01/01/2031	166,001
250,000	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2034	297,360
245,000	SA Energy Acquisition, TX, Public Facs Corp. Rev 5.50%, 08/01/2022	260,495
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	300,536
60,000	Texas Transportation Commission 0.00%, 08/01/2038(2)	32,118
200,000	Wylie, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2036	241,383

		5,302,780

	Utah - 0.3%
175,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	201,547
110,000	State of Utah, GO 3.00%, 07/01/2034	123,551

		325,098

	Vermont - 1.0%
875,000	Vermont Student Assistance Corp. 5.00%, 06/15/2030	1,082,272

	Virginia - 0.6%
65,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	86,297
500,000	Virginia State Small Business Financing Auth Rev 4.00%, 01/01/2039	557,259

		643,556

	Washington - 1.2%
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	175,635
	Washington State Health Care Facs Auth Rev
115,000	5.00%, 01/01/2026	135,128
500,000	5.00%, 09/01/2040	643,277
145,000	5.38%, 01/01/2040	157,391
150,000	Washington State Housing Finance Commission 5.00%, 01/01/2039(1)	166,254

		1,277,685

	Wisconsin - 2.0%
	Public Finance Auth, WI, (AGM Insured)
500,000	4.00%, 07/01/2059	556,809
300,000	5.00%, 07/01/2035	383,739
100,000	5.00%, 07/01/2037	127,063
200,000	5.00%, 10/01/2043(1)	219,205
95,000	5.00%, 10/01/2044	116,131
150,000	5.00%, 07/01/2048	176,467
100,000	Wisconsin Center Dist, WI 0.00%, 12/15/2029(2)	86,476
	Wisconsin Health & Educational Facs Auth
155,000	5.00%, 11/01/2024	165,522
45,000	5.00%, 11/01/2025	48,716
255,000	Wisconsin Health & Educational Facs Auth Rev 4.00%, 08/15/2046	284,820

		2,164,948

	Total Municipal Bonds (cost $95,342,437)	$99,431,558

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 7.7%
	Repurchase Agreements - 7.7%
8,231,881	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $8,231,884; collateralized by U.S. Treasury Inflation Index Government Bond at 1.750%, maturing 01/15/2028, with a market value of $8,396,522	$8,231,881

	Total Short-Term Investments (cost $8,231,881)	$8,231,881

Total Investments (cost $103,574,318)	100.2%	$107,663,439
Other Assets and Liabilities	(0.2)%	(167,660)

Total Net Assets	100.0%	$107,495,779

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $1,711,645, representing 1.6% of net assets.

(2)	Security is a zero-coupon bond.

(3)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,380,414 at April 30, 2021.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

130

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$99,431,558	$—	$99,431,558	$—
Short-Term Investments	8,231,881	—	8,231,881	—

Total	$107,663,439	$—	$107,663,439	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

131

The Hartford Total Return Bond Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9%
	Asset-Backed - Automobile - 1.5%
$2,320,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$2,408,916
2,000,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,063,344
4,600,000	Exeter Automobile Receivables Trust 2.58%, 09/15/2025(1)	4,735,733
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,414,464
6,361,020	GCAT Trust 0.87%, 01/25/2066(1)(2)	6,378,806
1,330,000	Life Mortgage Trust 1.52%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(3)	1,330,000
7,647,824	OBX Trust 1.07%, 02/25/2066(1)(2)	7,642,657
3,237,798	PMT Credit Risk Transfer Trust 3.02%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(3)	3,234,365
2,505,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	2,533,093
865,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	875,692
7,625,230	Starwood Residential Mortgage 1.22%, 05/25/2065(1)(2)	7,623,379
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	407,524
4,881,835	VOLT XCVII LLC 2.24%, 04/25/2051(1)(4)	4,889,680
	Westlake Automobile Receivables Trust
2,430,000	1.65%, 02/17/2026(1)	2,467,936
3,400,000	2.72%, 11/15/2024(1)	3,501,594

		51,507,183

	Asset-Backed - Credit Card - 0.1%
3,160,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	3,168,313

	Asset-Backed - Finance & Insurance - 3.7%
946,966	Aaset Trust 3.35%, 01/16/2040(1)	939,215
1,073,870	AIMCO CLO Ltd. 1.03%, 01/15/2028, 3 mo. USD LIBOR + 0.850%(1)(3)	1,074,141
3,439,823	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(2)	3,508,869
3,970,000	Apex Credit CLO Ltd. 1.18%, 04/24/2029, 3 mo. USD LIBOR + 1.000%(1)(3)	3,969,996
5,637,698	Atrium 1.01%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(3)	5,636,283
	Bayview Koitere Fund Trust
3,244,606	3.50%, 07/28/2057(1)(2)	3,330,818
1,206,214	4.00%, 11/28/2053(1)(2)	1,233,838
3,041,364	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(2)	3,068,122
	BlueMountain CLO Ltd.
5,235,000	1.28%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(3)	5,235,513
10,110,000	1.33%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(3)	10,110,000
2,735,000	Carlyle U.S. CLO Ltd. 1.26%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(3)	2,737,552
1,365,873	CF Hippolyta LLC 1.99%, 07/15/2060(1)	1,368,162
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,398,655
	First Franklin Mortgage Loan Trust
1,065,000	0.42%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(3)	983,239
2,250,478	0.59%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(3)	2,004,695
2,340,000	Legacy Mortgage Asset Trust 1.75%, 04/25/2061(1)(4)	2,341,528
1,096,690	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	1,108,540

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Asset-Backed - Finance & Insurance - 3.7% - (continued)
$364,143	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	$364,535
652,526	Pretium Mortgage Credit Partners LLC 3.72%, 02/27/2060(1)(4)	658,251
7,545,000	Redding Ridge Asset Management LLC 1.30%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(3)	7,545,000
7,365,000	Regatta Funding Ltd. 1.32%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(3)	7,365,000
1,163,670	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058	1,282,168
	Sound Point CLO Ltd.
546,832	1.08%, 01/20/2028, 3 mo. USD LIBOR + 0.890%(1)(3)	546,701
8,270,000	1.26%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(3)	8,267,932
2,753,386	Springleaf Funding Trust 2.68%, 07/15/2030(1)	2,760,525
	Symphony CLO Ltd.
2,159,349	1.14%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(3)	2,161,735
9,400,000	1.17%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(3)	9,405,574
8,315,000	Thompson Park CLO Ltd. 1.20%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(3)	8,312,921
3,160,000	Venture CLO Ltd. 1.43%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(3)	3,160,000
3,170,000	Verus Securitization Trust 1.03%, 02/25/2066(1)(2)	3,172,132
6,156,760	VOLT XCV LLC 2.24%, 03/27/2051(1)(4)	6,169,880
8,566,784	Voya CLO Ltd. 1.09%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(3)	8,567,752
1,320,638	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	1,392,414

		124,181,686

	Asset-Backed - Home Equity - 0.5%
3,120,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	3,270,434
	GSAA Home Equity Trust
2,684,013	0.19%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(3)	1,123,161
21,035	0.25%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(3)	8,751
847,801	0.29%, 12/25/2036, 1 mo. USD LIBOR + 0.180%(3)	325,094
1,246,444	0.47%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(3)	453,395
1,240,589	5.99%, 06/25/2036(2)	496,848
	Legacy Mortgage Asset Trust
3,080,126	3.00%, 06/25/2059(1)(4)	3,098,310
4,050,472	3.25%, 11/25/2059(1)(4)	4,095,925
32,403	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.41%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(3)	29,239
1,196,063	Morgan Stanley Mortgage Loan Trust 0.28%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(3)	480,240
486,737	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	214,930
	Soundview Home Loan Trust
2,487,372	0.29%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(3)	2,387,519
830,000	0.35%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(3)	781,276
1,110,000	0.61%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(3)	1,066,615

		17,831,737

The accompanying notes are an integral part of these financial statements.

132

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.4%
$3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	$3,532,388
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,553,227
	BBCMS Mortgage Trust
7,661,000	0.97%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(3)	7,668,613
6,535,000	1.10%, 04/15/2053(2)(5)	538,504
22,754,891	1.62%, 02/15/2050(2)(5)	1,502,926
2,660,000	5.14%, 12/15/2051(2)	2,982,948
	Benchmark Mortgage Trust
11,803,597	0.67%, 07/15/2051(2)(5)	314,638
59,059,001	0.79%, 04/10/2051(2)(5)	1,762,840
34,127,944	0.83%, 01/15/2052(2)(5)	1,380,434
8,459,760	1.20%, 08/15/2052(2)(5)	530,460
23,135,271	1.39%, 03/15/2062(2)(5)	1,776,551
14,258,386	1.64%, 01/15/2054(2)(5)	1,704,172
6,985,118	1.92%, 07/15/2053(2)(5)	795,926
3,000,000	3.04%, 08/15/2052	3,242,308
4,994,115	BX Commercial Mortgage Trust 1.04%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(3)	4,998,806
2,535,000	CAMB Commercial Mortgage Trust 2.67%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(3)	2,535,768
2,513,358	Cantor Commercial Real Estate 1.30%, 05/15/2052(2)(5)	176,205
4,145,000	CD Commercial Mortgage Trust 2.46%, 08/10/2049	4,298,707
	Citigroup Commercial Mortgage Trust
10,858,452	1.09%, 07/10/2047(2)(5)	285,943
12,722,096	1.17%, 04/10/2048(2)(5)	448,907
415,000	4.76%, 03/10/2047(1)(2)	337,759
1,651,063	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,658,789
3,178,879	COLT Mortgage Loan Trust 0.80%, 07/27/2054(1)(2)	3,169,127
	Commercial Mortgage Trust
2,907,165	0.81%, 08/10/2046(2)(5)	41,995
4,500,000	1.02%, 10/15/2034, 1 mo. USD LIBOR + 0.900%(1)(3)	4,501,404
687,000	2.77%, 12/10/2045	706,452
939,511	2.85%, 10/15/2045	960,783
597,768	2.94%, 01/10/2046	616,737
735,000	3.10%, 03/10/2046	757,484
3,895,000	3.18%, 02/10/2048	4,179,469
626,089	3.21%, 03/10/2046	651,992
54,441	3.33%, 06/10/2046	56,975
3,050,000	3.42%, 03/10/2031(1)	3,199,475
905,000	3.61%, 06/10/2046(2)	954,268
185,856	4.02%, 07/10/2045	193,117
420,000	4.07%, 02/10/2047(2)	454,985
382,774	4.21%, 08/10/2046	407,564
660,000	4.21%, 08/10/2046(2)	706,855
595,000	4.36%, 07/10/2045(2)	634,936
805,000	4.74%, 10/15/2045(1)(2)	40,250
1,825,000	4.75%, 10/15/2045(1)(2)	710,108
25,235	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	25,739
	CSAIL Commercial Mortgage Trust
25,851,844	0.89%, 06/15/2057(2)(5)	640,730
1,320,016	0.97%, 04/15/2050(2)(5)	33,773
4,106,626	1.08%, 11/15/2048(2)(5)	138,092
7,248,745	2.08%, 01/15/2049(2)(5)	509,117

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$5,706,706	DBJPM Mortgage Trust 1.83%, 09/15/2053(2)(5)	$590,925
3,600,000	DBJPM Mortgage TrustDBJPM Mortgage Trust 2.89%, 08/10/2049	3,840,555
1,304,322	Ellington Financial Mortgage Trust 0.80%, 02/25/2066(1)(2)	1,303,188
	FREMF Mortgage Trust
440,000	3.85%, 10/25/2049(1)(2)	475,898
350,000	3.92%, 02/25/2050(1)(2)	375,700
600,000	3.95%, 08/25/2047(1)(2)	601,407
230,000	3.98%, 10/25/2049(1)(2)	249,722
1,610,000	4.11%, 04/25/2051(1)(2)	1,769,062
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	2,045,827
2,845,000	4.11%, 07/10/2051(2)	3,201,040
	GS Mortgage Securities Trust
22,324,868	0.10%, 07/10/2046(2)(5)	38,160
1,411,429	1.13%, 08/10/2044(1)(2)(5)	126
3,980,000	3.04%, 07/10/2052	4,320,925
695,000	3.67%, 04/10/2047(1)	34,750
825,000	4.07%, 01/10/2047	887,943
1,310,000	5.12%, 04/10/2047(1)(2)	757,586
959,775	Homeward Opportunities Fund Trust 2.70%, 09/25/2059(1)(2)	964,589
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(2)	873,241
1,770,000	2.81%, 01/16/2037(1)	1,825,999
788,273	2.84%, 12/15/2047	809,487
730,000	4.57%, 12/15/2047(1)(2)	559,524
970,000	5.61%, 08/15/2046(1)(2)	827,718
	JPMBB Commercial Mortgage Securities Trust
9,870,123	0.77%, 09/15/2047(2)(5)	170,682
3,176,916	0.79%, 05/15/2048(2)(5)	72,312
237,306	3.36%, 07/15/2045	246,548
	Morgan Stanley Bank of America Merrill Lynch Trust
6,271,815	1.15%, 12/15/2047(2)(5)	180,646
4,036,687	1.16%, 10/15/2048(2)(5)	140,276
700,000	2.92%, 02/15/2046	721,389
1,465,000	3.13%, 12/15/2048	1,517,991
880,000	3.18%, 08/15/2045	899,814
730,173	4.26%, 10/15/2046(2)	780,180
	Morgan Stanley Capital Trust
2,605,139	1.57%, 06/15/2050(2)(5)	147,476
2,605,000	3.47%, 08/11/2033(1)	2,605,193
885,000	5.43%, 07/15/2049(1)(2)	320,766
37,927	5.77%, 10/12/2052(1)(2)	9,102
2,165,000	MTRO Commercial Mortgage Trust 1.92%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(3)	2,157,250
	Natixis Commercial Mortgage Securities Trust
1,385,000	2.91%, 10/15/2036(1)	1,384,905
1,187,000	4.40%, 06/17/2038(1)	1,281,830
826,212	Oaktown Re II Ltd. 1.66%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(3)	826,475
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,970,474
4,911,793	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	4,939,909
7,594	Structured Agency Credit Risk Trust 0.86%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	7,594

The accompanying notes are an integral part of these financial statements.

133

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$5,145,631	UBS Commercial Mortgage Trust 1.21%, 08/15/2050(2)(5)	$258,131
	UBS-Barclays Commercial Mortgage Trust
920,000	2.85%, 12/10/2045	946,189
2,016,696	3.09%, 08/10/2049	2,069,742
	Wells Fargo Commercial Mortgage Trust
9,670,919	1.23%, 05/15/2048(2)(5)	327,800
10,000	3.17%, 02/15/2048	10,734
255,000	4.28%, 05/15/2048(2)	260,672
98,740	Wells Fargo Mortgage Backed Securities Trust 4.00%, 11/25/2048(1)(2)	100,097
	Wells Fargo N.A.
20,734,935	0.72%, 11/15/2062(2)(5)	910,738
10,560,211	0.76%, 11/15/2062(2)(5)	512,331
18,163,451	0.82%, 12/15/2052(2)(5)	929,093
29,842,570	0.87%, 11/15/2050(2)(5)	1,184,129
21,435,388	0.96%, 09/15/2062(2)(5)	1,259,134
37,905,687	1.00%, 01/15/2063(2)(5)	2,469,677
21,347,006	1.05%, 05/15/2062(2)(5)	1,313,834
37,876,238	1.90%, 03/15/2063(2)(5)	5,227,796
3,540,000	2.04%, 02/15/2054	3,475,670
	WF-RBS Commercial Mortgage Trust
1,422,110	1.43%, 03/15/2047(2)(5)	41,025
802,927	2.87%, 11/15/2045	823,356
1,490,000	3.00%, 08/15/2045	1,524,207
204,409	3.02%, 11/15/2047(1)	12,265
734,015	3.07%, 03/15/2045	759,151
350,000	3.35%, 05/15/2045	364,752
225,000	4.05%, 03/15/2047	242,806
1,070,000	4.15%, 08/15/2046(2)	1,141,958
345,000	5.00%, 06/15/2044(1)(2)	136,855
770,000	5.77%, 04/15/2045(1)(2)	783,603

		148,138,175

	Other Asset-Backed Securities - 3.0%
	Affirm Asset Securitization Trust
3,237,514	1.90%, 01/15/2025(1)	3,263,648
1,257,731	3.46%, 10/15/2024(1)	1,274,415
2,161,983	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(2)	2,185,613
	Bayview Opportunity Master Fund Trust
1,326,275	3.50%, 01/28/2055(1)(2)	1,360,835
1,635,683	3.50%, 06/28/2057(1)(2)	1,674,254
2,474,656	4.00%, 10/28/2064(1)(2)	2,528,936
7,230,000	Carlyle U.S. CLO Ltd. 1.21%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(3)	7,220,015
750,000	CF Hippolyta LLC 1.98%, 03/15/2061(1)	751,501
	Domino’s Pizza Master Issuer LLC
3,265,000	2.66%, 04/25/2051(1)	3,384,979
1,491,125	3.67%, 10/25/2049(1)	1,579,847
3,212,625	4.12%, 07/25/2048(1)	3,366,767
6,230,000	Dryden 55 CLO Ltd. 1.20%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(3)	6,223,807
5,030,000	Madison Park Funding Ltd. 1.44%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(3)	5,032,907
	Mill City Mortgage Loan Trust
2,064,282	2.75%, 01/25/2061(1)(2)	2,104,010
374,404	3.25%, 05/25/2062(1)(2)	385,686
3,320,018	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	3,322,904
557,909	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	555,416
5,384,983	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	5,842,380
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,889,183

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Other Asset-Backed Securities - 3.0% - (continued)
	Towd Point Mortgage Trust
$1,905,301	0.71%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(3)	$1,907,431
719,668	2.25%, 04/25/2056(1)(2)	724,627
4,476,737	2.75%, 10/25/2057(1)(2)	4,602,467
798,765	2.75%, 08/25/2055(1)(2)	807,329
5,193,939	2.75%, 10/25/2056(1)(2)	5,282,069
806,954	2.75%, 04/25/2057(1)(2)	818,660
	Towd Point Mortgage Trust
1,687,687	2.75%, 07/25/2057(1)(2)	1,722,095
1,715,169	2.75%, 06/25/2057(1)(2)	1,771,296
5,022,697	3.25%, 03/25/2058(1)(2)	5,244,335
1,591,153	VCAT LLC 2.12%, 03/27/2051(1)(4)	1,590,674
8,270,000	Venture CLO Ltd. 1.32%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(3)	8,271,604
4,728,486	Vericrest Opportunity Loan Trust 3.97%, 04/25/2050(1)(4)	4,730,977
2,756,855	VOLT XCI LLC 3.11%, 11/25/2050(1)(4)	2,767,134
6,010,153	VOLT XCIII LLC 1.89%, 02/27/2051(1)(4)	5,980,356
980,000	Wingstop Funding LLC 2.84%, 12/05/2050(1)	995,562

		101,163,719

	Whole Loan Collateral CMO - 6.7%
109,751	Adjustable Rate Mortgage Trust 0.65%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(3)	110,537
	Alternative Loan Trust
1,366,062	0.65%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(3)	1,358,008
350,359	0.75%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(3)	311,839
824,743	1.49%, 08/25/2035, 12 mo. USD MTA + 1.350%(3)	753,857
221,132	5.75%, 05/25/2036	140,851
138,418	6.00%, 12/25/2036	86,477
189,170	6.00%, 05/25/2036	143,353
	Angel Oak Mortgage Trust
5,961,874	0.91%, 01/25/2066(1)(2)	5,980,922
5,102,215	0.99%, 04/25/2053(1)(2)	5,109,220
2,031,860	1.47%, 06/25/2065(1)(2)	2,039,268
2,490,320	2.93%, 05/25/2059(1)(2)	2,504,439
547,891	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(2)	559,239
	Bank of America Funding Trust
381,488	0.72%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(3)	383,985
1,304,675	5.77%, 05/25/2037(2)	1,345,124
51,111	5.85%, 01/25/2037(4)	52,126
	Bear Stearns Adjustable Rate Mortgage Trust
252,557	2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(3)	257,414
225,963	2.42%, 02/25/2036(2)	191,890
1,155,797	Bear Stearns Alt-A Trust 0.61%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(3)	1,490,979
347,079	Bear Stearns Mortgage Funding Trust 0.29%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(3)	329,451
	Bellemeade Re Ltd.
380,166	1.21%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(3)	380,321
185,851	1.41%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(3)	185,874
1,858,555	1.51%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(3)	1,858,555

The accompanying notes are an integral part of these financial statements.

134

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
$3,225,537	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(2)	$3,272,416
318,104	Chase Mortgage Finance Trust 3.02%, 12/25/2035(2)	317,783
	CHL Mortgage Pass-Through Trust
411,464	0.79%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(3)	384,196
496,405	2.73%, 11/20/2035(2)	434,976
669,365	3.02%, 09/25/2047(2)	642,828
131,012	3.14%, 06/20/2035(2)	135,831
324,078	3.20%, 04/20/2036(2)	255,803
2,440,743	CIM Trust 3.00%, 04/25/2057(1)(2)	2,483,525
1,888,856	Colombia Cent CLO Ltd. 1.33%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	1,889,878
	COLT Mortgage Loan Trust
1,714,857	2.58%, 11/25/2049(1)(2)	1,729,478
1,093,528	2.76%, 08/25/2049(1)(2)	1,097,459
	Connecticut Avenue Securities Trust
1,088,494	2.11%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(3)	1,093,181
1,165,920	2.21%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(3)	1,169,564
1,228,655	2.26%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(3)	1,222,474
912,181	2.26%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(3)	916,489
1,297,787	2.41%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(3)	1,307,231
648,355	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	594,734
	CSMC Trust
2,195,425	0.81%, 05/25/2065(1)(2)	2,186,193
3,477,877	0.83%, 03/25/2056(1)(2)	3,484,325
8,134,553	1.18%, 02/25/2066(1)(2)	8,156,834
1,640,759	3.25%, 04/25/2047(1)(2)	1,679,143
	Deephaven Residential Mortgage Trust
2,684,191	1.69%, 05/25/2065(1)	2,697,861
187,398	2.45%, 06/25/2047(1)(2)	187,929
2,779,602	2.96%, 07/25/2059(1)(2)	2,791,021
191,680	3.56%, 04/25/2059(1)(2)	192,361
123,030	DSLA Mortgage Loan Trust 0.84%, 01/19/2045, 1 mo. USD LIBOR + 0.720%(3)	111,081
	Fannie Mae Connecticut Avenue Securities
150,596	2.11%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(3)	151,636
700,368	2.66%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(3)	714,652
970,208	4.46%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(3)	1,011,221
413,379	4.56%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(3)	431,027
	GMACM Mortgage Loan Trust
268,841	2.96%, 09/19/2035(2)	256,339
53,780	3.11%, 04/19/2036(2)	47,040
	GSR Mortgage Loan Trust
1,791,794	0.41%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(3)	473,155
104,409	2.93%, 10/25/2035(2)	76,392
818,401	2.95%, 01/25/2036(2)	832,835
	HarborView Mortgage Loan Trust
608,775	0.31%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(3)	582,408
1,122,319	0.36%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(3)	1,099,154

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
$689,529	Home Re Ltd. 1.71%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	$691,232
	IndyMac Index Mortgage Loan Trust
405,175	2.92%, 03/25/2036(2)	363,682
251,834	3.10%, 01/25/2036(2)	246,691
1,021,501	3.25%, 04/25/2037(2)	723,674
	JP Morgan Mortgage Trust
192,592	2.95%, 09/25/2035(2)	197,187
76,265	3.11%, 04/25/2037(2)	67,924
198,062	3.15%, 05/25/2036(2)	179,521
1,961,066	LCM XX L.P. 1.23%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(3)	1,962,121
381,470	Lehman XS Trust 0.53%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(3)	387,200
	LSTAR Securities Investment Ltd.
1,367,020	1.62%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(3)	1,365,611
3,282,454	1.62%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(3)	3,263,551
7,317,682	1.82%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(3)	7,323,712
5,596,968	1.92%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(3)	5,590,640
2,041,141	Luminent Mortgage Trust 0.49%, 05/25/2046, 1 mo. USD LIBOR + 0.380%(3)	1,862,529
	MetLife Securitization Trust
1,068,959	3.00%, 04/25/2055(1)(2)	1,109,180
2,425,598	3.75%, 03/25/2057(1)(2)	2,531,966
	MFA Trust
1,077,976	1.01%, 01/26/2065(1)(2)	1,080,294
4,614,042	1.15%, 04/25/2065(1)(2)	4,620,275
451,925	MFA Trust 2.59%, 02/25/2057(1)(2)	456,679
508,959	Morgan Stanley Mortgage Loan Trust 3.22%, 05/25/2036(2)	355,938
3,060,759	Mortgage Insurance-Linked Notes 2.01%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(3)	3,066,324
	New Residential Mortgage Loan Trust
3,224,561	0.86%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	3,234,605
4,729,152	0.94%, 07/25/2055(1)(2)	4,733,313
2,353,907	1.61%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(3)	2,392,482
1,211,608	2.49%, 09/25/2059(1)(2)	1,232,212
538,689	2.80%, 07/25/2049(1)(2)	541,833
780,963	3.23%, 08/25/2060(1)(4)	787,295
2,889,364	3.50%, 12/25/2057(1)(2)	3,025,403
2,437,125	3.50%, 08/25/2059(1)(2)	2,545,142
743,467	3.75%, 01/25/2054(1)(2)	787,503
35,133	3.75%, 05/25/2054(1)(2)	37,347
4,704,521	3.75%, 11/25/2058(1)(2)	5,032,654
1,919,927	3.75%, 11/26/2035(1)(2)	2,038,582
2,117,584	3.75%, 11/25/2056(1)(2)	2,254,337
3,789,764	4.00%, 02/25/2057(1)(2)	4,042,301
3,840,029	4.00%, 03/25/2057(1)(2)	4,110,514
2,603,152	4.00%, 04/25/2057(1)(2)	2,768,957
2,361,902	4.00%, 05/25/2057(1)(2)	2,520,959
3,200,937	4.00%, 08/27/2057(1)(2)	3,433,402
453,610	4.00%, 12/25/2057(1)(2)	485,257
252,546	Oaktown Re III Ltd. 1.51%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(3)	252,625
386,787	OBX Trust 0.76%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(3)	387,563

The accompanying notes are an integral part of these financial statements.

135

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
	OZLM Ltd.
$1,069,083	1.20%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(3)	$1,066,514
1,635,401	1.24%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(3)	1,635,854
1,352,765	PMT Credit Risk Transfer Trust 2.11%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(3)	1,292,423
	Preston Ridge Partners Mortgage Trust LLC
3,640,000	1.87%, 04/25/2026(1)(4)	3,640,364
2,189,175	2.12%, 03/25/2026(1)(2)	2,192,803
1,450,180	2.36%, 11/25/2025(1)(4)	1,454,394
4,667,464	2.86%, 09/25/2025(1)(4)	4,693,257
1,389,119	3.50%, 10/25/2024(1)(2)	1,400,271
324,545	Radnor RE Ltd. 1.31%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(3)	324,545
684,571	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	687,737
	Residential Accredit Loans, Inc.
1,676,626	0.71%, 04/25/2036, 1 mo. USD LIBOR + 0.600%(3)	1,556,700
784,196	6.00%, 12/25/2035	788,031
608,623	Residential Asset Securitization Trust 5.50%, 06/25/2035	529,277
372,527	Residential Funding Mortgage Securities, Inc. 3.18%, 08/25/2035(2)	230,020
3,999,501	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(2)	3,996,077
	Seasoned Credit Risk Transfer Trust
3,152,306	2.50%, 08/25/2059	3,264,766
2,142,453	3.50%, 11/25/2057	2,351,492
5,712,285	3.50%, 07/25/2058	6,287,706
5,500,393	3.50%, 10/25/2058	6,021,732
171,678	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(2)	174,042
579,205	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	387,471
	Verus Securitization Trust
2,450,413	0.82%, 10/25/2063(1)(2)	2,441,638
	Verus Securitization Trust
4,567,825	0.92%, 02/25/2064(1)(2)	4,579,848
2,055,641	1.50%, 05/25/2065(1)(4)	2,076,926
2,230,850	2.78%, 07/25/2059(1)(4)	2,266,417
1,509,851	3.21%, 05/25/2059(1)(2)	1,512,728
2,783,214	3.60%, 08/25/2050(1)(4)	2,787,487
4,766,491	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	4,763,916
2,332,173	VOLT XCVIII LLC 2.12%, 04/25/2051(1)(4)	2,336,342
	WaMu Mortgage Pass-Through Certificates Trust
339,244	1.02%, 10/25/2046, 12 mo. USD MTA + 0.880%(3)	318,633
272,036	1.12%, 07/25/2046, 12 mo. USD MTA + 0.980%(3)	255,234
713,588	3.16%, 06/25/2037(2)	693,266
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
882,308	0.71%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(3)	580,919
458,532	0.97%, 11/25/2046, 12 mo. USD MTA + 0.830%(3)	417,589
17,775,054	Wells Fargo Commercial Mortgage Trust 1.05%, 09/15/2057(2)(5)	598,699
146,278	Wells Fargo Mortgage-Backed Securities Trust 2.97%, 09/25/2036(2)	144,694

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
$1,838,870	Wells Fargo N.A. 1.18%, 04/15/2052(2)(5)	$127,068

		225,651,279

	Total Asset & Commercial Mortgage-Backed Securities (cost $668,467,866)	$671,642,092

CORPORATE BONDS - 31.8%
	Advertising - 0.0%
$615,000	Lamar Media Corp. 3.75%, 02/15/2028	$620,449

	Aerospace/Defense - 0.5%
	Boeing Co.
2,420,000	5.04%, 05/01/2027	2,778,145
1,675,000	5.15%, 05/01/2030	1,947,138
	DAE Funding LLC
65,000	4.50%, 08/01/2022(1)	65,163
70,000	5.00%, 08/01/2024(1)	71,837
925,000	General Dynamics Corp. 4.25%, 04/01/2040	1,103,784
	L3Harris Technologies, Inc.
2,235,000	2.90%, 12/15/2029	2,319,902
2,105,000	3.85%, 06/15/2023	2,242,162
2,300,000	Northrop Grumman Corp. 5.15%, 05/01/2040	2,920,552
	Raytheon Technologies Corp.
43,000	3.65%, 08/16/2023	45,838
170,000	4.63%, 11/16/2048	207,166
	United Technologies Corp.
2,790,000	3.95%, 08/16/2025	3,110,380
1,135,000	4.45%, 11/16/2038	1,334,704

		18,146,771

	Agriculture - 0.6%
	Altria Group, Inc.
1,255,000	2.45%, 02/04/2032	1,179,823
650,000	2.63%, 09/16/2026	679,322
2,480,000	3.70%, 02/04/2051	2,236,034
976,000	3.88%, 09/16/2046	923,804
382,000	4.40%, 02/14/2026	431,254
1,670,000	5.38%, 01/31/2044	1,924,466
1,760,000	5.80%, 02/14/2039	2,127,696
	BAT Capital Corp.
3,405,000	2.26%, 03/25/2028	3,337,122
2,525,000	2.79%, 09/06/2024	2,657,579
835,000	3.46%, 09/06/2029	866,340
3,425,000	BAT International Finance plc 1.67%, 03/25/2026	3,406,553
1,945,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	2,037,387

		21,807,380

	Airlines - 0.0%
115,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	119,508

	Apparel - 0.0%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	1,006,825

	Auto Manufacturers - 0.1%
	General Motors Co.
1,395,000	5.20%, 04/01/2045	1,635,058
735,000	6.13%, 10/01/2025	871,971
1,640,000	General Motors Financial Co., Inc. 1.25%, 01/08/2026	1,618,919

		4,125,948

	Auto Parts & Equipment - 0.0%
380,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	403,061

The accompanying notes are an integral part of these financial statements.

136

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Beverages - 0.9%
	Anheuser-Busch InBev Worldwide, Inc.
$2,008,000	3.75%, 07/15/2042	$2,092,309
1,165,000	4.35%, 06/01/2040	1,315,983
1,530,000	4.60%, 04/15/2048	1,752,036
700,000	4.75%, 04/15/2058	819,199
4,380,000	5.45%, 01/23/2039	5,526,931
	Coca-Cola Co.
5,500,000	2.25%, 01/05/2032	5,497,652
555,000	3.00%, 03/05/2051	542,486
	Constellation Brands, Inc.
815,000	2.65%, 11/07/2022	840,909
560,000	2.88%, 05/01/2030	578,692
2,183,000	3.15%, 08/01/2029	2,301,139
3,051,000	3.60%, 02/15/2028	3,333,868
1,540,000	4.40%, 11/15/2025	1,741,248
670,000	4.65%, 11/15/2028	776,694
4,024,000	Diageo Capital plc 2.00%, 04/29/2030	3,949,771
395,000	PepsiCo, Inc. 3.63%, 03/19/2050	435,731

		31,504,648

	Biotechnology - 0.4%
	Amgen, Inc.
615,000	1.90%, 02/21/2025	635,823
1,915,000	2.30%, 02/25/2031	1,891,821
1,030,000	3.15%, 02/21/2040	1,031,417
1,385,000	3.38%, 02/21/2050	1,373,627
4,935,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	4,607,408
	Royalty Pharma plc
655,000	3.30%, 09/02/2040(1)	633,221
2,180,000	3.55%, 09/02/2050(1)	2,061,236

		12,234,553

	Chemicals - 0.2%
290,000	Chemours Co. 5.38%, 05/15/2027(7)	311,025
2,940,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	3,188,200
	LYB International Finance LLC
875,000	1.25%, 10/01/2025	874,142
1,535,000	3.80%, 10/01/2060	1,498,625
385,000	Olin Corp. 5.13%, 09/15/2027	401,948

		6,273,940

	Commercial Banks - 6.0%
	Bank of America Corp.
6,605,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 3 mo. USD SOFR + 0.910% thereafter)(8)	6,658,757
2,175,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	2,283,079
550,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(8)	555,736
2,370,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	2,511,531
3,465,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	3,535,331
10,385,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	11,213,308
3,750,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	4,132,759
1,070,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(8)	1,143,657

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Commercial Banks - 6.0% - (continued)
$5,780,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	$6,464,237
3,185,000	7.75%, 05/14/2038	4,918,652
2,640,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	2,781,914
	BNP Paribas S.A.
1,600,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	1,575,204
2,435,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	2,508,547
1,490,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,617,461
805,000	China Construction Bank Corp. 0.94%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(3)(6)	805,561
	Citigroup, Inc.
2,325,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(8)	2,346,425
5,625,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(8)	5,614,882
1,355,000	3.20%, 10/21/2026	1,465,494
3,590,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	3,850,778
1,240,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	1,382,304
2,090,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(8)	2,391,110
1,780,000	4.45%, 09/29/2027	2,020,167
360,000	Credit Suisse AG 0.46%, 02/04/2022, 3 mo. USD SOFR + 0.450%(3)	359,842
4,615,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(8)(9)	4,983,222
	Danske Bank A/S
1,615,000	5.00%, 01/12/2022(1)	1,662,679
1,685,000	5.38%, 01/12/2024(1)	1,876,761
2,110,000	Fifth Third Bancorp 2.38%, 01/28/2025	2,207,165
	Goldman Sachs Group, Inc.
1,410,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(8)	1,338,416
5,380,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	5,401,776
1,660,000	2.88%, 10/31/2022, (2.88% fixed rate until 10/31/2021; 3 mo. USD LIBOR + 0.821% thereafter)(8)	1,679,170
2,720,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	2,800,074
1,540,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	1,700,736
1,165,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(8)	1,315,658
2,680,000	6.75%, 10/01/2037	3,795,506

The accompanying notes are an integral part of these financial statements.

137

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Commercial Banks - 6.0% - (continued)
	HSBC Holdings plc
$3,485,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	$3,458,032
1,125,000	3.60%, 05/25/2023	1,197,950
250,000	Industrial & Commercial Bank of China Ltd. 0.93%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(3)(6)	250,032
	JP Morgan Chase & Co.
1,345,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	1,349,503
3,015,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	3,096,844
1,095,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	1,091,182
665,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	645,364
5,415,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	5,422,185
3,765,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	4,018,620
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	1,948,361
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD SOFR + 1.422% thereafter)(8)	2,518,173
1,570,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(8)	1,678,108
6,955,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	7,727,597
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	1,444,274
2,000,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	2,165,390
1,795,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(8)	2,082,365
	Morgan Stanley
2,660,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(8)	2,670,024
5,915,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	5,542,677
4,240,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	4,013,700
1,030,000	2.63%, 11/17/2021	1,043,338
3,375,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	3,447,387
4,020,000	2.75%, 05/19/2022	4,123,540
2,720,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	2,992,140

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Commercial Banks - 6.0% - (continued)
$2,710,000	4.00%, 07/23/2025	$3,020,819
1,250,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	1,440,689
595,000	PNC Bank NA 2.70%, 10/22/2029	614,113
2,725,000	PNC Financial Services Group, Inc. 2.20%, 11/01/2024	2,874,273
1,375,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,410,404
	State Street Corp.
2,145,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(8)	2,256,544
1,190,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(8)	1,271,282
6,280,000	Truist Bank 2.25%, 03/11/2030	6,195,413
1,620,000	UBS Group AG 2.65%, 02/01/2022(1)	1,648,591
2,275,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	2,362,758
	Wells Fargo & Co.
5,390,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(8)	5,636,335
1,190,000	3.00%, 04/22/2026	1,284,195
1,555,000	3.00%, 10/23/2026	1,675,867
2,715,000	3.75%, 01/24/2024	2,937,208
580,000	4.90%, 11/17/2045	702,445
925,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(8)	1,196,044
410,000	5.61%, 01/15/2044	534,323

		201,885,988

	Commercial Services - 1.1%
	Ashtead Capital, Inc.
1,550,000	4.00%, 05/01/2028(1)	1,625,563
210,000	4.13%, 08/15/2025(1)	215,775
5,335,000	4.38%, 08/15/2027(1)	5,588,413
600,000	5.25%, 08/01/2026(1)	628,500
	Equifax, Inc.
1,255,000	2.60%, 12/15/2025	1,322,718
400,000	3.10%, 05/15/2030	419,960
	Gartner, Inc.
2,460,000	3.75%, 10/01/2030(1)	2,472,300
3,991,000	4.50%, 07/01/2028(1)	4,195,539
	Howard University, (AGM Insured)
2,000,000	2.70%, 10/01/2029	2,003,956
1,205,000	3.48%, 10/01/2041	1,177,889
4,315,000	IHS Markit Ltd. 4.13%, 08/01/2023	4,620,502
	Service Corp. International
7,045,000	3.38%, 08/15/2030	6,816,037
4,657,000	5.13%, 06/01/2029	5,027,651
205,000	United Rentals North America, Inc. 4.00%, 07/15/2030	210,244

		36,325,047

	Construction Materials - 0.2%
1,830,000	Carrier Global Corp. 2.70%, 02/15/2031	1,848,554
	Standard Industries, Inc.
830,000	3.38%, 01/15/2031(1)	775,760
4,355,000	4.38%, 07/15/2030(1)	4,365,887
285,000	4.75%, 01/15/2028(1)	293,906
145,000	5.00%, 02/15/2027(1)	149,713

		7,433,820

The accompanying notes are an integral part of these financial statements.

138

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Diversified Financial Services - 0.5%
$5,000,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	$5,018,850
2,245,000	GE Capital Funding LLC 4.40%, 05/15/2030(1)	2,551,999
2,685,000	GE Capital International Funding Co. 4.42%, 11/15/2035	3,086,042
250,000	ICBCIL Finance Co., Ltd. 1.14%, 05/15/2021, 3 mo. USD LIBOR + 0.950%(3)(6)	249,970
1,415,000	Mastercard, Inc. 2.95%, 03/15/2051	1,399,961
	Navient Corp.
70,000	5.88%, 10/25/2024	73,618
190,000	6.13%, 03/25/2024	200,687
270,000	7.25%, 01/25/2022	280,125
90,000	7.25%, 09/25/2023	97,875
4,450,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	4,479,770

		17,438,897

	Electric - 2.3%
3,100,000	AES Corp. 3.30%, 07/15/2025(1)	3,304,104
1,480,000	Alabama Power Co. 4.15%, 08/15/2044	1,707,815
	Berkshire Hathaway Energy Co.
865,000	1.65%, 05/15/2031	816,076
1,700,000	3.25%, 04/15/2028	1,841,128
260,000	4.25%, 10/15/2050	305,160
1,020,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(1)	1,033,709
	Cleco Corporate Holdings LLC
1,105,000	3.38%, 09/15/2029	1,119,422
70,000	4.97%, 05/01/2046	79,784
	Commonwealth Edison Co.
1,735,000	3.65%, 06/15/2046	1,902,731
360,000	4.00%, 03/01/2048	411,777
365,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	424,060
400,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	546,831
	Duke Energy Carolinas LLC
810,000	3.45%, 04/15/2051	845,357
575,000	4.25%, 12/15/2041	681,245
1,185,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,241,723
1,215,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	1,228,136
1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,696,691
690,000	Evergy Metro, Inc. 2.25%, 06/01/2030	689,348
	Evergy, Inc.
710,000	2.45%, 09/15/2024	744,344
2,010,000	2.90%, 09/15/2029	2,065,321
2,095,000	Exelon Corp. 3.95%, 06/15/2025	2,307,758
	FirstEnergy Corp.
350,000	1.60%, 01/15/2026	340,375
1,885,000	2.25%, 09/01/2030	1,776,613
2,625,000	3.40%, 03/01/2050	2,421,562
1,145,000	5.35%, 07/15/2047	1,328,200
	Georgia Power Co.
2,745,000	2.10%, 07/30/2023	2,837,348
1,590,000	4.30%, 03/15/2042	1,828,358
	IPALCO Enterprises, Inc.
1,230,000	3.70%, 09/01/2024	1,327,496
5,345,000	4.25%, 05/01/2030(1)	5,928,131
2,305,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	2,383,701
	MidAmerican Energy Co.
900,000	3.15%, 04/15/2050	921,023
370,000	3.65%, 08/01/2048	407,075

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Electric - 2.3% - (continued)
$380,000	NextEra Energy Operating Partners L.P. 3.88%, 10/15/2026(1)	$397,444
	NRG Energy, Inc.
2,190,000	2.00%, 12/02/2025(1)	2,204,310
2,190,000	2.45%, 12/02/2027(1)	2,201,416
	Oglethorpe Power Corp.
355,000	3.75%, 08/01/2050(1)	359,238
1,425,000	5.05%, 10/01/2048	1,721,846
	Oncor Electric Delivery Co. LLC
350,000	3.10%, 09/15/2049	350,853
495,000	5.75%, 03/15/2029	614,656
4,630,000	Pacific Gas and Electric Co. 2.50%, 02/01/2031	4,356,041
	PacifiCorp
394,000	4.13%, 01/15/2049	455,092
350,000	4.15%, 02/15/2050	407,320
385,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	434,986
	Public Service Enterprise Group, Inc.
3,020,000	1.60%, 08/15/2030	2,803,669
1,630,000	2.88%, 06/15/2024	1,725,100
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	2,076,152
2,520,000	4.10%, 06/15/2030	2,767,494
210,000	Sempra Energy 4.00%, 02/01/2048	226,608
	Southern California Edison Co.
605,000	2.25%, 06/01/2030	592,918
2,570,000	2.85%, 08/01/2029	2,636,437
980,000	3.65%, 02/01/2050	975,955
506,000	4.00%, 04/01/2047	526,594
299,000	4.13%, 03/01/2048	318,023
	Southern Co.
490,000	2.95%, 07/01/2023	512,713
1,520,000	3.25%, 07/01/2026	1,640,610
995,000	3.70%, 04/30/2030	1,085,631
30,000	4.40%, 07/01/2046	34,052
370,000	Union Electric Co. 4.00%, 04/01/2048	421,940
315,000	Xcel Energy, Inc. 3.50%, 12/01/2049	321,750

		78,661,250

	Energy - Alternate Sources - 0.1%
1,495,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,626,934
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,254,930

		2,881,864

	Engineering & Construction - 0.1%
3,611,614	International Airport Finance S.A. 12.00%, 03/15/2033(1)(7)	3,638,701

	Entertainment - 0.3%
2,155,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	2,449,050
6,310,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	6,388,875

		8,837,925

	Environmental Control - 0.3%
	Clean Harbors, Inc.
8,118,000	4.88%, 07/15/2027(1)	8,452,868
275,000	5.13%, 07/15/2029(1)	296,417
	Waste Management, Inc.
930,000	2.00%, 06/01/2029	930,334
280,000	4.15%, 07/15/2049	333,427

		10,013,046

The accompanying notes are an integral part of these financial statements.

139

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Food - 0.4%
	Conagra Brands, Inc.
$2,825,000	1.38%, 11/01/2027	$2,748,171
655,000	4.30%, 05/01/2024	722,265
940,000	4.60%, 11/01/2025	1,074,605
1,068,000	4.85%, 11/01/2028	1,257,079
330,000	5.40%, 11/01/2048	425,603
1,445,000	Kellogg Co. 3.40%, 11/15/2027	1,580,961
	Kraft Heinz Foods Co.
45,000	3.75%, 04/01/2030	48,127
115,000	4.25%, 03/01/2031	126,737
5,000	4.63%, 01/30/2029	5,631
1,900,000	MARB BondCo plc 3.95%, 01/29/2031(1)	1,805,323
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,950,875
375,000	Post Holdings, Inc. 5.63%, 01/15/2028(1)	395,156

		13,140,533

	Food Service - 0.0%
160,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	167,214

	Forest Products & Paper - 0.2%
6,510,000	Suzano Austria GmbH 5.00%, 01/15/2030	7,157,745

	Gas - 0.3%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
40,000	5.63%, 05/20/2024	44,500
500,000	5.88%, 08/20/2026	559,375
	NiSource, Inc.
2,015,000	3.49%, 05/15/2027	2,197,969
3,515,000	3.60%, 05/01/2030	3,836,875
	Sempra Energy
1,680,000	3.40%, 02/01/2028	1,820,562
1,110,000	3.80%, 02/01/2038	1,218,300

		9,677,581

	Healthcare - Products - 0.5%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,260,863
1,120,000	3.00%, 09/23/2029(1)	1,165,176
1,070,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	1,212,279
3,425,000	Becton Dickinson and Co. 3.36%, 06/06/2024	3,687,889
	Boston Scientific Corp.
1,820,000	1.90%, 06/01/2025	1,884,098
4,120,000	3.75%, 03/01/2026	4,578,652
685,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	708,975
285,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	294,262

		15,792,194

	Healthcare - Services - 0.7%
	Anthem, Inc.
1,895,000	3.50%, 08/15/2024	2,051,581
720,000	4.63%, 05/15/2042	855,421
	Centene Corp.
75,000	4.25%, 12/15/2027	78,608
8,035,000	4.63%, 12/15/2029	8,716,649
335,000	CommonSpirit Health 3.35%, 10/01/2029	357,044
	HCA, Inc.
80,000	3.50%, 09/01/2030	82,228
650,000	5.63%, 09/01/2028	758,063
7,125,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(1)	6,998,531
1,270,000	Sutter Health 3.36%, 08/15/2050	1,289,030
	UnitedHealth Group, Inc.
1,335,000	2.38%, 08/15/2024	1,411,928
1,165,000	3.50%, 08/15/2039	1,258,266
535,000	4.75%, 07/15/2045	675,021

		24,532,370

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 31.8% - (continued)
		Home Builders - 0.2%
	$3,270,000	PulteGroup, Inc. 5.50%, 03/01/2026	$3,840,386
	375,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	405,937
		Toll Brothers Finance Corp.
	310,000	3.80%, 11/01/2029	328,213
	475,000	4.88%, 11/15/2025	531,406

			5,105,942

		Insurance - 1.1%
	5,475,000	American International Group, Inc. 2.50%, 06/30/2025	5,768,814
	1,580,000	Aon Corp. 2.20%, 11/15/2022	1,622,084
	6,690,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	7,987,608
	4,730,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	4,649,167
		Genworth Holdings, Inc.
	10,000	4.80%, 02/15/2024	9,775
	350,000	4.90%, 08/15/2023	345,625
		Marsh & McLennan Cos., Inc.
	1,275,000	3.88%, 03/15/2024	1,389,075
	1,290,000	4.38%, 03/15/2029	1,489,102
	1,025,000	4.75%, 03/15/2039	1,284,082
	282,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	284,255
		MGIC Investment Corp.
	95,000	5.25%, 08/15/2028	100,225
	380,000	5.75%, 08/15/2023	410,875
	2,730,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,824,367
	415,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	446,617
	1,390,000	Progressive Corp. 3.20%, 03/26/2030	1,512,853
		Unum Group
	595,000	4.00%, 06/15/2029	651,215
	1,610,000	4.50%, 03/15/2025	1,803,006
	1,360,000	4.50%, 12/15/2049	1,390,473
	45,000	Voya Financial, Inc. 4.80%, 06/15/2046	54,916
		Willis North America, Inc.
	795,000	3.60%, 05/15/2024	856,786
	2,135,000	4.50%, 09/15/2028	2,447,958

			37,328,878

		Internet - 0.6%
		Alibaba Group Holding Ltd.
	2,280,000	3.40%, 12/06/2027	2,479,662
	200,000	4.20%, 12/06/2047	221,887
	2,030,000	Amazon.com, Inc. 3.88%, 08/22/2037	2,339,004
		Go Daddy Operating Co. LLC
	330,000	3.50%, 03/01/2029(1)	321,361
	2,322,000	5.25%, 12/01/2027(1)	2,429,393
	5,970,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	6,047,132
		Tencent Holdings Ltd.
	2,275,000	2.39%, 06/03/2030(1)	2,227,291
	315,000	2.88%, 04/22/2031(1)	318,991
	1,105,000	3.60%, 01/19/2028(1)	1,186,210
	1,320,000	3.98%, 04/11/2029(1)	1,437,929

			19,008,860

		Iron/Steel - 0.1%
	285,000	Commercial Metals Co. 5.38%, 07/15/2027	302,100
EUR	1,985,000	Metinvest B.V. 5.63%, 06/17/2025(1)	2,457,148
	$1,520,000	Vale Overseas Ltd. 3.75%, 07/08/2030	1,599,040

			4,358,288

The accompanying notes are an integral part of these financial statements.

140

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	IT Services - 0.8%
	Apple, Inc.
$2,840,000	1.13%, 05/11/2025	$2,872,953
1,775,000	2.20%, 09/11/2029	1,808,189
595,000	2.65%, 05/11/2050	551,623
505,000	3.45%, 02/09/2045	542,322
255,000	3.85%, 05/04/2043	293,188
355,000	4.38%, 05/13/2045	434,652
9,130,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	9,107,175
	HP, Inc.
1,365,000	2.20%, 06/17/2025	1,419,350
1,365,000	3.00%, 06/17/2027	1,459,322
	International Business Machines Corp.
2,155,000	1.95%, 05/15/2030	2,106,422
1,185,000	2.95%, 05/15/2050	1,120,786
1,800,000	3.00%, 05/15/2024	1,934,197
2,840,000	3.50%, 05/15/2029	3,120,830
275,000	4.25%, 05/15/2049	322,171
1,370,000	Leidos, Inc. 3.63%, 05/15/2025(1)	1,492,122

		28,585,302

	Lodging - 0.1%
170,000	Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025(1)	179,036
2,075,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	2,178,243

		2,357,279

	Machinery - Construction & Mining - 0.0%
145,000	BWX Technologies, Inc. 5.38%, 07/15/2026(1)	149,611

	Machinery - Diversified - 0.2%
85,000	BWX Technologies, Inc. 4.13%, 04/15/2029(1)	87,337
	John Deere Capital Corp.
725,000	1.20%, 04/06/2023	738,383
820,000	1.75%, 03/09/2027	836,616
3,760,000	Otis Worldwide Corp. 2.57%, 02/15/2030	3,824,123

		5,486,459

	Media - 1.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,410,000	4.25%, 02/01/2031(1)	1,408,237
1,468,000	4.50%, 08/15/2030(1)	1,493,529
380,000	5.00%, 02/01/2028(1)	397,100
30,000	5.13%, 05/01/2027(1)	31,397
119,000	5.75%, 02/15/2026(1)	123,165
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,710,000	2.30%, 02/01/2032	2,533,022
1,305,000	4.80%, 03/01/2050	1,435,519
1,225,000	5.13%, 07/01/2049	1,399,453
465,000	5.75%, 04/01/2048	569,330
5,280,000	6.48%, 10/23/2045	6,977,648
1,060,000	6.83%, 10/23/2055	1,508,645
	Comcast Corp.
545,000	3.20%, 07/15/2036	571,205
2,055,000	3.25%, 11/01/2039	2,125,917
220,000	3.40%, 07/15/2046	228,206
1,930,000	3.75%, 04/01/2040	2,128,243
830,000	4.65%, 07/15/2042	1,018,609
245,000	4.75%, 03/01/2044	303,745
700,000	4.95%, 10/15/2058	932,483
4,245,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	4,544,715

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Media - 1.7% - (continued)
	CSC Holdings LLC
$6,410,000	3.38%, 02/15/2031(1)	$6,004,567
320,000	4.13%, 12/01/2030(1)	318,400
200,000	5.38%, 02/01/2028(1)	210,478
575,000	5.50%, 04/15/2027(1)	602,927
	Discovery Communications LLC
948,000	3.80%, 03/13/2024	1,021,471
2,000	3.95%, 06/15/2025	2,190
1,060,000	3.95%, 03/20/2028	1,164,612
2,255,000	4.00%, 09/15/2055(1)	2,206,398
954,000	5.30%, 05/15/2049	1,140,966
	DISH DBS Corp.
95,000	5.88%, 07/15/2022	99,465
505,000	5.88%, 11/15/2024	546,443
1,104,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,548,958
320,000	Sirius XM Radio, Inc. 4.13%, 07/01/2030(1)	320,000
390,000	TEGNA, Inc. 4.63%, 03/15/2028	398,288
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	2,683,034
1,910,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,820,285
380,000	Vertical U.S Newco, Inc. 5.25%, 07/15/2027(1)	397,814
	ViacomCBS, Inc.
1,070,000	4.20%, 05/19/2032	1,192,418
3,775,000	4.95%, 01/15/2031	4,441,511
45,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(8)	46,069
50,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(8)	56,060
	Videotron Ltd.
380,000	5.13%, 04/15/2027(1)	401,375
480,000	5.38%, 06/15/2024(1)	528,144

		57,882,041

	Mining - 0.1%
	Anglo American Capital plc
1,420,000	2.63%, 09/10/2030(1)	1,399,001
2,510,000	4.88%, 05/14/2025(1)	2,830,879
250,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(1)	256,875

		4,486,755

	Miscellaneous Manufacturing - 0.1%
1,625,000	General Electric Co. 3.63%, 05/01/2030(7)	1,764,548
385,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	461,279

		2,225,827

	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
8,841,000	3.25%, 02/15/2029	8,763,641
320,000	4.13%, 05/01/2025	333,930
250,000	4.25%, 04/01/2028	260,625
470,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	491,150

		9,849,346

	Oil & Gas - 0.8%
	Apache Corp.
70,000	4.25%, 01/15/2030	69,825
310,000	4.88%, 11/15/2027	327,205
	BP Capital Markets America, Inc.
1,005,000	2.94%, 06/04/2051	912,299
390,000	3.63%, 04/06/2030	429,386

The accompanying notes are an integral part of these financial statements.

141

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Oil & Gas - 0.8% - (continued)
	Continental Resources, Inc.
$95,000	4.38%, 01/15/2028	$103,313
260,000	5.75%, 01/15/2031(1)	301,600
	Energean Israel Finance Ltd.
1,185,000	4.50%, 03/30/2024(1)(6)	1,214,293
1,030,000	4.88%, 03/30/2026(1)(6)	1,062,188
1,180,000	5.88%, 03/30/2031(1)(6)	1,216,981
	Equinor ASA
2,500,000	1.75%, 01/22/2026	2,573,249
1,140,000	3.63%, 04/06/2040	1,245,761
1,230,000	3.70%, 04/06/2050	1,329,492
2,125,000	Exxon Mobil Corp. 4.23%, 03/19/2040	2,427,251
	Hess Corp.
76,000	6.00%, 01/15/2040	93,219
606,000	7.13%, 03/15/2033	792,777
1,925,000	7.30%, 08/15/2031	2,532,882
3,025,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	3,409,214
	Occidental Petroleum Corp.
5,000	3.20%, 08/15/2026	4,863
20,000	3.40%, 04/15/2026	19,779
10,000	3.50%, 08/15/2029	9,550
30,000	6.13%, 01/01/2031	33,375
10,000	6.38%, 09/01/2028	11,200
55,000	Ovintiv, Inc. 6.50%, 08/15/2034	70,113
	Ovintiv, Inc.
50,000	6.50%, 02/01/2038	63,202
13,000	7.20%, 11/01/2031	16,921
102,000	7.38%, 11/01/2031	134,678
3,095,000	Pioneer Natural Resources Co. 2.15%, 01/15/2031	2,924,695
849,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	896,333
	Suncor Energy, Inc.
980,000	3.75%, 03/04/2051	978,861
790,000	6.50%, 06/15/2038	1,074,754
585,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026	603,457
1,870,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,624,563

		28,507,279

	Oil & Gas Services - 0.2%
5,680,000	Borets Finance DAC 6.00%, 09/17/2026(1)	5,816,320
1,295,000	Halliburton Co. 4.85%, 11/15/2035	1,462,764

		7,279,084

	Packaging & Containers - 0.4%
430,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	442,362
8,115,000	Ball Corp. 4.00%, 11/15/2023	8,652,619
200,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	197,500
1,775,000	Mondelez International, Inc. 1.50%, 05/04/2025	1,811,160
	Owens-Brockway Glass Container, Inc.
110,000	5.38%, 01/15/2025(1)	117,012
700,000	5.88%, 08/15/2023(1)	757,750

		11,978,403

	Pharmaceuticals - 1.1%
	AbbVie, Inc.
2,605,000	2.95%, 11/21/2026	2,788,553
2,330,000	3.20%, 11/21/2029	2,489,393
1,225,000	4.25%, 11/21/2049	1,391,727
1,020,000	4.63%, 10/01/2042	1,199,682
	Bausch Health Cos., Inc.
460,000	5.75%, 08/15/2027(1)	493,350
270,000	7.00%, 01/15/2028(1)	293,962

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Pharmaceuticals - 1.1% - (continued)
$77,000	Baxalta, Inc. 3.60%, 06/23/2022	$79,329
	Bayer U.S. Finance LLC
2,580,000	4.25%, 12/15/2025(1)	2,878,450
275,000	4.88%, 06/25/2048(1)	327,783
	Bristol-Myers Squibb Co.
4,265,000	0.75%, 11/13/2025	4,227,014
1,110,000	2.55%, 11/13/2050	994,338
5,660,000	Cigna Corp. 1.25%, 03/15/2026	5,648,432
	CVS Health Corp.
2,295,000	4.13%, 04/01/2040	2,534,102
1,215,000	5.13%, 07/20/2045	1,513,131
3,015,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	3,332,699
240,000	Organon Finance LLC 4.13%, 04/30/2028(1)	245,878
1,105,000	Pfizer, Inc. 2.63%, 04/01/2030	1,156,317
4,000,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	3,760,000

		35,354,140

	Pipelines - 1.2%
	Cheniere Energy Partners L.P.
55,000	4.50%, 10/01/2029	57,406
140,000	5.63%, 10/01/2026	145,950
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	104,500
200,000	4.95%, 04/01/2022	204,081
70,000	5.60%, 04/01/2044	71,799
	Energy Transfer Operating L.P.
1,340,000	3.75%, 05/15/2030	1,393,699
1,280,000	4.95%, 06/15/2028	1,439,596
880,000	5.15%, 03/15/2045	930,714
1,420,000	5.25%, 04/15/2029	1,627,920
2,710,000	6.13%, 12/15/2045	3,155,142
1,305,000	6.25%, 04/15/2049	1,556,544
	EQM Midstream Partners L.P.
135,000	5.50%, 07/15/2028	143,397
145,000	6.50%, 07/01/2027(1)	160,114
	Galaxy Pipeline Assets Bidco Ltd.
3,335,000	2.16%, 03/31/2034(1)	3,270,549
7,410,000	2.63%, 03/31/2036(1)	7,178,773
1,555,000	2.94%, 09/30/2040(1)	1,520,229
	MPLX L.P.
945,000	1.75%, 03/01/2026	950,337
40,000	4.00%, 02/15/2025	43,702
515,000	4.70%, 04/15/2048	562,647
265,000	5.20%, 03/01/2047	309,759
230,000	5.20%, 12/01/2047	266,528
195,000	5.50%, 02/15/2049	236,773
	ONEOK, Inc.
325,000	3.10%, 03/15/2030	329,577
240,000	4.00%, 07/13/2027	262,660
610,000	4.45%, 09/01/2049	634,739
1,155,000	5.85%, 01/15/2026	1,360,033
555,000	6.00%, 06/15/2035	661,152
220,000	7.15%, 01/15/2051	306,173
1,395,000	Phillips 66 Partners L.P. 4.90%, 10/01/2046	1,565,066
	Sabine Pass Liquefaction LLC
2,100,000	4.50%, 05/15/2030	2,363,949
825,000	5.88%, 06/30/2026	976,374
	Sunoco Logistics Partners Operations L.P.
1,750,000	4.00%, 10/01/2027	1,882,292
165,000	5.30%, 04/01/2044	174,377
320,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031(1)	333,907

The accompanying notes are an integral part of these financial statements.

142

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Pipelines - 1.2% - (continued)
	TransCanada PipeLines Ltd.
$240,000	4.10%, 04/15/2030	$269,259
1,470,000	4.63%, 03/01/2034	1,688,605
	Western Midstream Operating L.P.
95,000	4.75%, 08/15/2028	102,085
360,000	5.30%, 02/01/2030	392,850
	Williams Cos., Inc.
75,000	4.90%, 01/15/2045	83,798
145,000	5.10%, 09/15/2045	166,947
260,000	6.30%, 04/15/2040	338,996

		39,222,998

	Real Estate Investment Trusts - 0.8%
	American Tower Corp.
1,755,000	1.50%, 01/31/2028	1,695,085
1,140,000	2.40%, 03/15/2025	1,190,620
2,335,000	2.95%, 01/15/2051	2,136,682
1,060,000	Brixmor Operating Partnership L.P. 2.25%, 04/01/2028	1,048,370
5,325,000	Crown Castle International Corp. 1.05%, 07/15/2026	5,189,735
	GLP Capital L.P. / GLP Financing II, Inc.
2,720,000	4.00%, 01/15/2031	2,873,816
1,605,000	5.75%, 06/01/2028	1,868,563
	SBA Tower Trust
2,245,000	2.84%, 01/15/2050(1)	2,365,679
4,130,000	3.17%, 04/09/2047(1)	4,140,076
2,040,000	3.45%, 03/15/2048(1)	2,149,864
	VEREIT Operating Partnership L.P.
160,000	2.20%, 06/15/2028	160,995
190,000	2.85%, 12/15/2032	196,144
570,000	3.40%, 01/15/2028	615,807
	VICI Properties L.P. / VICI Note Co., Inc.
150,000	3.75%, 02/15/2027(1)	151,204
145,000	4.25%, 12/01/2026(1)	149,531

		25,932,171

	Retail - 0.8%
	1011778 BC ULC / New Red Finance, Inc.
995,000	3.88%, 01/15/2028(1)	1,007,437
77,000	4.25%, 05/15/2024(1)	77,963
2,100,000	AutoZone, Inc. 3.63%, 04/15/2025(7)	2,290,395
4,533,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	4,657,657
2,425,000	Home Depot, Inc. 3.30%, 04/15/2040	2,572,982
390,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	409,988
330,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	346,500
	Lowe’s Cos., Inc.
3,975,000	1.70%, 10/15/2030	3,720,548
300,000	3.38%, 09/15/2025	328,214
	McDonald’s Corp.
1,495,000	3.35%, 04/01/2023	1,576,862
790,000	3.50%, 07/01/2027	873,484
2,350,000	3.63%, 09/01/2049	2,471,496
750,000	4.20%, 04/01/2050	863,763
295,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	307,169
750,000	United Rentals North America, Inc. 4.88%, 01/15/2028	794,062
2,804,000	William Carter Co. 5.63%, 03/15/2027(1)	2,947,705

		25,246,225

	Semiconductors - 1.3%
282,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	308,808

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Semiconductors - 1.3% - (continued)
	Broadcom, Inc.
$2,000,000	2.60%, 02/15/2033(1)	$1,887,196
3,045,000	3.42%, 04/15/2033(1)	3,085,090
1,183,000	3.47%, 04/15/2034(1)	1,195,172
8,635,000	5.00%, 04/15/2030	9,942,636
	Entegris, Inc.
205,000	3.63%, 05/01/2029(1)	208,075
540,000	4.38%, 04/15/2028(1)	567,000
250,000	Entegris, Inc. 4.63%, 02/10/2026(1)	258,673
	Intel Corp.
1,095,000	3.10%, 02/15/2060	1,046,490
840,000	4.10%, 05/19/2046	960,531
	Marvell Technology, Inc.
3,065,000	2.45%, 04/15/2028(1)	3,078,220
2,350,000	2.95%, 04/15/2031(1)	2,351,851
	Microchip Technology, Inc.
3,640,000	2.67%, 09/01/2023(1)	3,795,867
110,000	4.25%, 09/01/2025(1)	115,505
2,500,000	NVIDIA Corp. 3.50%, 04/01/2040	2,733,526
	NXP B.V. / NXP Funding LLC
900,000	4.63%, 06/01/2023(1)	971,534
3,892,000	4.88%, 03/01/2024(1)	4,318,432
1,131,000	5.35%, 03/01/2026(1)	1,320,748
1,205,000	5.55%, 12/01/2028(1)	1,462,055
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
40,000	3.15%, 05/01/2027(1)	42,847
127,000	4.30%, 06/18/2029(1)	143,836
245,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	248,266
	QUALCOMM, Inc.
596,000	4.65%, 05/20/2035	733,783
1,459,000	4.80%, 05/20/2045	1,852,844
300,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	333,000

		42,961,985

	Software - 1.6%
9,975,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	9,818,093
2,321,299	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	2,349,676
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	158,623
1,556,000	5.25%, 05/15/2029(1)	1,668,810
369,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	374,074
1,915,000	Fidelity National Information Services, Inc. 2.25%, 03/01/2031	1,880,994
	Fiserv, Inc.
1,760,000	2.25%, 06/01/2027	1,816,943
1,560,000	3.20%, 07/01/2026	1,691,505
1,155,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	1,208,419
	Microsoft Corp.
179,000	2.68%, 06/01/2060	165,077
830,000	2.92%, 03/17/2052	826,964
1,221,000	3.04%, 03/17/2062	1,216,637
	MSCI, Inc.
45,000	3.63%, 09/01/2030(1)	45,717
747,000	3.88%, 02/15/2031(1)	766,523
165,000	4.00%, 11/15/2029(1)	172,425
8,776,000	5.38%, 05/15/2027(1)	9,381,983
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	445,500
255,000	5.88%, 06/01/2026(1)	262,969
	Oracle Corp.
4,775,000	2.30%, 03/25/2028	4,849,830
2,345,000	2.88%, 03/25/2031	2,382,580

The accompanying notes are an integral part of these financial statements.

143

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Software - 1.6% - (continued)
$85,000	3.60%, 04/01/2040	$86,933
4,945,000	3.85%, 04/01/2060	4,952,572
1,330,000	3.95%, 03/25/2051	1,380,149
890,000	4.00%, 11/15/2047	927,797
1,415,000	4.10%, 03/25/2061	1,475,047
4,480,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,759,440
250,000	Western Digital Corp. 4.75%, 02/15/2026	277,031

		55,342,311

	Telecommunications - 2.2%
	AT&T, Inc.
4,190,000	3.50%, 02/01/2061	3,808,668
3,141,000	3.55%, 09/15/2055(1)	2,889,259
2,845,000	3.65%, 06/01/2051	2,734,930
177,000	3.65%, 09/15/2059(1)	162,982
1,854,000	3.80%, 12/01/2057(1)	1,763,135
3,835,000	4.50%, 05/15/2035	4,345,132
4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	4,795,861
	Nokia Oyj
4,300,000	4.38%, 06/12/2027	4,700,438
455,000	6.63%, 05/15/2039	583,096
325,000	Sprint Corp. 7.13%, 06/15/2024	375,333
	T-Mobile USA, Inc.
4,400,000	2.05%, 02/15/2028(1)	4,367,440
4,605,000	3.50%, 04/15/2025(1)	4,993,570
4,975,000	3.88%, 04/15/2030(1)	5,419,267
1,330,000	4.50%, 04/15/2050(1)	1,499,987
	Telecom Italia Capital S.A.
145,000	6.00%, 09/30/2034	163,205
215,000	7.72%, 06/04/2038	281,650
3,065,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,261,497
2,710,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	2,729,566
	Verizon Communications, Inc.
1,640,000	2.65%, 11/20/2040	1,518,487
877,000	2.99%, 10/30/2056(1)	782,437
877,000	2.99%, 10/30/2056	903,618
6,515,000	3.40%, 03/22/2041	6,664,673
4,855,000	3.55%, 03/22/2051	4,922,829
485,000	4.00%, 03/22/2050	528,696
1,971,000	4.27%, 01/15/2036	2,269,099
465,000	4.40%, 11/01/2034	541,213
350,000	4.50%, 08/10/2033	412,295
1,020,000	4.67%, 03/15/2055	1,249,187
2,020,000	4.81%, 03/15/2039	2,448,222
610,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	590,175
1,935,000	Vodafone Group plc 6.15%, 02/27/2037	2,603,521

		74,309,468

	Transportation - 0.3%
	FedEx Corp.
835,000	3.30%, 03/15/2027	929,194
1,770,000	4.25%, 05/15/2030	2,025,992
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,445,000	2.70%, 11/01/2024(1)	2,580,755
2,650,000	4.00%, 07/15/2025(1)	2,925,333
2,825,000	Union Pacific Corp. 2.97%, 09/16/2062(1)	2,559,136

		11,020,410

	Trucking & Leasing - 0.1%
1,735,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	1,718,934

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 31.8% - (continued)
		Water - 0.0%
	$1,140,000	American Water Capital Corp. 4.15%, 06/01/2049	$1,319,995

		Total Corporate Bonds (cost $1,039,678,735)	$1,070,845,249

FOREIGN GOVERNMENT OBLIGATIONS - 4.6%
		Angola - 0.1%
		Angolan Government International Bond
	$2,215,000	8.00%, 11/26/2029(6)	$2,228,844
	1,250,000	8.25%, 05/09/2028(6)	1,281,250

			3,510,094

		Argentina - 0.0%
		Argentine Republic Government International Bond
	1,914,641	0.13%, 07/09/2035(4)	603,131
	65,273	1.00%, 07/09/2029	24,590

			627,721

		Australia - 0.1%
AUD	5,330,000	Australia Government Bond 1.75%, 06/21/2051(6)	3,327,421

		Bermuda - 0.0%
	$980,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	967,750

		Chile - 0.2%
EUR	6,885,000	Chile Government International Bond 1.25%, 01/22/2051	7,263,496

		Croatia - 0.3%
	6,630,000	Croatia Government International Bond 1.50%, 06/17/2031(6)	8,312,628

		Dominican Republic - 0.2%
	$7,375,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	8,038,750

		Egypt - 0.1%
		Egypt Government International Bond
	1,400,000	7.63%, 05/29/2032(1)	1,486,380
	725,000	8.50%, 01/31/2047(6)	747,301
	660,000	8.88%, 05/29/2050(1)	693,566

			2,927,247

		Ghana - 0.1%
	1,517,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	1,504,288

		Hungary - 0.1%
EUR	3,660,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	4,695,225

		Indonesia - 0.3%
		Indonesia Government International Bond
	7,745,000	1.10%, 03/12/2033	9,089,625
	290,000	2.15%, 07/18/2024(6)	369,097
	565,000	2.63%, 06/14/2023(6)	713,778

			10,172,500

		Macedonia - 0.1%
	3,615,000	North Macedonia Government International Bond 3.68%, 06/03/2026(1)	4,729,279

		Mexico - 0.6%
		Mexico Government International Bond
	1,148,000	1.13%, 01/17/2030	1,327,004
		Mexico Government International Bond
	8,990,000	1.45%, 10/25/2033	10,091,099
	$1,185,000	3.75%, 04/19/2071	1,034,742

The accompanying notes are an integral part of these financial statements.

144

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 4.6% - (continued)
		Mexico - 0.6% - (continued)
	$2,075,000	3.77%, 05/24/2061	$1,846,044
	2,130,000	4.28%, 08/14/2041	2,173,665
	3,995,000	4.75%, 04/27/2032	4,490,380

			20,962,934

		Morocco - 0.1%
EUR	3,940,000	Morocco Government International Bond 2.00%, 09/30/2030(6)	4,681,442

		Panama - 0.4%
		Panama Government International Bond
	$4,510,000	2.25%, 09/29/2032	4,305,968
	7,400,000	3.87%, 07/23/2060	7,396,744
	790,000	4.30%, 04/29/2053	846,785
	275,000	4.50%, 04/16/2050	303,781

			12,853,278

		Peru - 0.3%
		Peruvian Government International Bond
	1,435,000	2.39%, 01/23/2026	1,474,003
	3,995,000	2.78%, 01/23/2031	3,995,000
	1,570,000	3.30%, 03/11/2041	1,535,382
	1,485,000	3.55%, 03/10/2051	1,464,269

			8,468,654

		Qatar - 0.3%
		Qatar Government International Bond
	2,380,000	3.40%, 04/16/2025(1)	2,590,840
	2,600,000	3.75%, 04/16/2030(1)	2,911,220
	2,870,000	5.10%, 04/23/2048(6)	3,636,967

			9,139,027

		Romania - 0.3%
		Romanian Government International Bond
EUR	5,115,000	2.63%, 12/02/2040(1)	6,023,996
	3,473,000	4.63%, 04/03/2049(6)	5,160,418

			11,184,414

		Saudi Arabia - 0.3%
		Saudi Government International Bond
	$7,724,000	2.25%, 02/02/2033(1)	7,281,415
	3,480,000	4.50%, 10/26/2046(6)	3,880,339

			11,161,754

		Senegal - 0.1%
		Senegal Government International Bond
EUR	1,615,000	4.75%, 03/13/2028(6)	2,014,639
	$2,000,000	6.25%, 05/23/2033(6)	2,095,000

			4,109,639

		Serbia - 0.2%
EUR	4,275,000	Serbia International Bond 1.65%, 03/03/2033(1)	4,951,250

		Supranational - 0.1%
MXN	47,065,000	Inter-American Development Bank 7.25%, 06/10/2021	2,329,040

		Tunisia - 0.1%
EUR	1,685,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	1,964,571

		United Arab Emirates - 0.2%
	$2,225,000	Abu Dhabi Government International Bond 3.88%, 04/16/2050(1)	2,464,455
	3,500,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	3,447,500

			5,911,955

		Total Foreign Government Obligations (cost $156,198,502)	$153,794,357

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.7%
	Development - 0.3%
$7,480,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$8,225,564

	Education - 0.1%
	Chicago, IL, Board of Education, GO
380,000	6.04%, 12/01/2029	441,674
1,145,000	6.14%, 12/01/2039	1,342,287
1,660,000	6.32%, 11/01/2029	1,991,399

		3,775,360

	General - 0.7%
	County of Riverside, CA
5,885,000	2.86%, 02/15/2026	6,242,539
5,895,000	3.07%, 02/15/2028	6,346,250
5,580,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	5,631,958
5,345,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	6,593,426

		24,814,173

	General Obligation - 0.1%
235,000	California State, GO Taxable 7.30%, 10/01/2039(7)	363,503
205,000	State of Connecticut, GO 3.00%, 07/01/2021	205,946
	State of Illinois, GO
2,508,764	4.95%, 06/01/2023(7)	2,603,121
210,000	5.00%, 01/01/2023	221,102
840,000	6.88%, 07/01/2025	961,274

		4,354,946

	Transportation - 0.4%
965,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	1,021,811
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	3,107,703
7,005,000	5.18%, 11/15/2049	8,838,729

		12,968,243

	Utility - Electric - 0.1%
1,906,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	2,770,043

	Total Municipal Bonds (cost $51,843,791)	$56,908,329

SENIOR FLOATING RATE INTERESTS - 4.6%(10)
	Advertising - 0.0%
$295,500	Clear Channel Outdoor Holdings, Inc. 3.69%, 08/21/2026, 3 mo. USD LIBOR + 3.500%	$285,979

	Aerospace/Defense - 0.1%
245,000	First Brands 9.50%, 03/22/2028, 3 mo. USD LIBOR + 8.500%	243,775
852,863	Great Outdoors Group LLC 5.00%, 03/06/2028, 6 mo. USD LIBOR + 4.250%	855,796
99,750	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	100,498
707,762	TransDigm, Inc. 2.36%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	698,646
403,329	Tronox Finance LLC 2.68%, 03/13/2028, 3 mo. USD LIBOR + 2.250%	399,368
145,000	Watlow Electric Manufacturing Co. 0.00%, 03/02/2028(11)	144,819

		2,442,902

	Airlines - 0.1%
355,000	AAdvantage Loyalty IP Ltd. 0.00%, 04/20/2028(11)	364,762

The accompanying notes are an integral part of these financial statements.

145

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(10) - (continued)
		Airlines - 0.1% - (continued)
	$96,250	JetBlue Airways Corp. 6.25%, 06/17/2024, 3 mo. USD LIBOR + 5.250%	$98,725
	385,125	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 6 mo. USD LIBOR + 3.000%	372,008
	180,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	191,957
	395,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	414,604

			1,442,056

		Apparel - 0.0%
	350,000	Birkenstock GmbH & Co. KG 0.00%, 04/26/2028(11)	348,908

		Asset-Backed - Finance & Insurance - 0.0%
EUR	315,000	Bellis Acquisition Co. plc 2.75%, 02/12/2026, 6 mo. EURIBOR + 2.750%	377,830
	$127,561	By Crown Parent LLC 4.00%, 02/02/2026, 1 mo. USD LIBOR + 3.000%	127,402

			505,232

		Auto Manufacturers - 0.0%
	464,992	Navistar International Corp. 3.61%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	464,411

		Auto Parts & Equipment - 0.2%
	325,000	Adient U.S. LLC 0.00%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(11)	324,513
	4,844,607	Altra Industrial Motion Corp. 2.11%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	4,812,826
		Clarios Global L.P.
EUR	713,887	3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	851,147
	$501,146	3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	495,633
	100,638	First Brands 6.00%, 03/30/2027, 3 mo. USD LIBOR + 5.000%	101,058
	100,000	Truck Hero, Inc. 4.50%, 01/31/2028, 1 mo. USD LIBOR + 3.750%	99,739

			6,684,916

		Beverages - 0.0%
	717,750	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	717,413

		Chemicals - 0.2%
	4,841,230	Axalta Coating Systems U.S. Holdings, Inc. 1.95%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	4,807,971
EUR	595,285	CeramTec AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	699,070
	$221,063	Hexion, Inc. 3.71%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	220,603
	115,000	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 3 mo. USD LIBOR + 2.750%	114,425
	121,875	LTI Holdings, Inc. 3.61%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	119,894
		Starfruit Finco B.V
	215,096	2.87%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	212,407
EUR	94,413	3.00%, 10/01/2025, 1 mo. EURIBOR + 3.000%	113,041

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(10) - (continued)
		Chemicals - 0.2% - (continued)
		Univar, Inc.
	$138,250	2.11%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	$137,534
	351,676	2.36%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	350,797

			6,775,742

		Commercial Services - 0.5%
	500,000	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	497,580
	374,053	Allied Universal Holdco LLC 4.36%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	373,077
	382,511	APX Group, Inc. 5.11%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	382,511
	207,475	Ascend Learning LLC 4.00%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	206,869
	618,295	AVSC Holding Corp. 4.50%, 03/03/2025, 3 mo. USD LIBOR + 3.500%	557,046
	380,868	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	377,299
EUR	780,000	Biogroup-LCD 0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(11)	931,819
	$778,959	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	768,357
	1,077,111	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	1,078,458
	1,890,386	Dun & Bradstreet Corp. 3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	1,879,157
	514,337	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	514,337
EUR	185,000	LGC Group Holdings Ltd. 2.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	219,498
	$772,705	Quikrete Holdings, Inc. 2.61%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	764,654
EUR	105,975	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	126,750
	$5,115,348	Trans Union LLC 1.86%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	5,075,551
		Verisure Holding AB
EUR	735,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(11)	880,340
	430,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	515,375

			15,148,678

		Construction Materials - 0.0%
		Cornerstone Building Brands, Inc.
	$229,629	0.00%, 04/12/2028(11)	227,333
	558,768	3.86%, 04/12/2025, 1 mo. USD LIBOR + 3.750%	553,180

			780,513

		Distribution/Wholesale - 0.2%
	6,911,320	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	6,849,118
	192,075	SRS Distribution, Inc. 4.36%, 05/23/2025, 1 mo. USD LIBOR + 4.250%	191,595

			7,040,713

The accompanying notes are an integral part of these financial statements.

146

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(10) - (continued)
		Diversified Financial Services - 0.0%
	$261,288	Aretec Group, Inc. 4.36%, 10/01/2025, 1 mo. USD LIBOR + 4.250%	$260,091
		Crown Finance U.S., Inc.
EUR	31,288	2.63%, 02/28/2025, 6 mo. EURIBOR + 2.625%	31,885
	$181,487	3.50%, 02/28/2025, 6 mo. USD LIBOR + 2.500%	155,447
	137,200	Minotaur Acquisition, Inc. 5.11%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	136,994
EUR	194,028	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	232,768

			817,185

		Electric - 0.0%
	$194,513	ExGen Renewables LLC 3.75%, 12/15/2027, 3 mo. USD LIBOR + 2.750%	194,464

		Electrical Components & Equipment - 0.0%
	513,737	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	507,572

		Energy - Alternate Sources - 0.0%
	238,137	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	232,907
	96,750	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	95,714

			328,621

		Engineering & Construction - 0.0%
	410,000	ADMI Corp. 3.25%, 12/23/2027, 1 mo. USD LIBOR + 2.750%	406,326
	499,236	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	484,973

			891,299

		Entertainment - 0.0%
	308,450	Banijay Entertainment S.A.S 3.86%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	306,266
	586,426	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	577,519

			883,785

		Food - 0.1%
	286,713	B&G Foods, Inc. 2.61%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	286,116
		Froneri International Ltd.
	178,650	2.36%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	175,904
EUR	200,000	2.63%, 01/29/2027, 6 mo. EURIBOR + 2.625%	237,791
	$534,468	Hostess Brands LLC 3.00%, 08/03/2025, 3 mo. USD LIBOR + 2.250%	531,795
		U.S. Foods, Inc.
	372,527	1.86%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	368,072
	384,150	2.11%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	376,306

			1,975,984

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(10) - (continued)
		Food Service - 0.0%
	$97,750	8th Avenue Food & Provisions, Inc. 3.61%, 10/01/2025, 1 mo. USD LIBOR + 3.500%	$97,547
		Aramark Services, Inc.
	207,256	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	204,259
	297,000	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	292,361
	97,250	CHG PPC Parent LLC 2.86%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	96,034
	400,000	Welbilt, Inc. 2.61%, 10/23/2025, 1 mo. USD LIBOR + 2.500%	395,000

			1,085,201

		Gas - 0.0%
	105,328	Messer Industries GmbH 2.70%, 03/01/2026, 3 mo. USD LIBOR + 2.250%	104,169

		Hand/Machine Tools - 0.0%
	293,525	White Cap Buyer LLC 4.50%, 10/19/2027, 3 mo. USD LIBOR + 4.000%	293,311

		Healthcare - Products - 0.1%
	773,063	Avantor Funding, Inc. 3.25%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	772,869
	189,563	Lifescan Global Corp. 6.20%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	185,603
	99,250	Surf Holdings LLC 3.68%, 03/05/2027, 3 mo. USD LIBOR + 3.500%	98,235
	285,000	WW International, Inc. 0.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(11)	284,786

			1,341,493

		Healthcare - Services - 0.2%
	137,550	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	137,492
	327,536	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%	325,351
EUR	220,000	Elsan SAS 0.00%, 02/05/2028(11)	264,040
	$224,430	Ensemble RCM LLC 3.94%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	223,748
	268,813	Envision Healthcare Corp. 3.86%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	224,837
	99,749	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	99,915
	272,644	EyeCare Partners LLC 3.86%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	268,999
	210,000	Insulet Corp. 0.00%, 04/29/2028(11)	210,263
EUR	330,650	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	396,753
	$282,412	MED ParentCo L.P. 4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	280,930
	530,916	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	527,932
	515,000	Organon & Co. 0.00%, 04/07/2028, 1 mo. USD LIBOR + 3.000%(11)	513,496
	297,118	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	295,136
	280,000	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	279,300

The accompanying notes are an integral part of these financial statements.

147

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(10) - (continued)
		Healthcare - Services - 0.2% - (continued)
	$520,000	Surgery Center Holdings, Inc. 0.00%, 08/31/2026(11)	$517,806
	138,067	Syneos Health, Inc. 1.86%, 08/01/2024, 1 mo. USD LIBOR + 1.750%	137,549

			4,703,547

		Household Products - 0.1%
		Diamond (BC) B.V.
	577,431	3.15%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	574,543
EUR	240,801	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	288,553
	$214,875	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 3 mo. USD LIBOR + 3.500%	109,801
	156,382	Reynolds Consumer Products LLC 1.86%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	155,444
	274,313	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	274,055

			1,402,396

		Insurance - 0.1%
	615,184	Acrisure LLC 3.70%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	604,929
	120,000	Alliant Holdings Intermediate LLC 0.00%, 10/08/2027(11)	119,867
		Asurion LLC
	332,878	3.11%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	331,975
	739,901	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	734,470
	265,000	5.36%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	268,644
		Hub International Ltd.
	472,396	3.18%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	465,858
	133,315	4.00%, 04/25/2025, 3 mo. USD LIBOR + 3.250%	133,107
		Sedgwick Claims Management Services, Inc.
	347,013	3.36%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	341,852
	555,113	3.86%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	551,893
	99,250	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	99,271

			3,651,866

		IT Services - 0.2%
	440,000	Endure Digital, Inc. 4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	435,327
	4,815,306	Science Applications International Corp. 1.99%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	4,794,552
	754,271	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	753,012

			5,982,891

		Leisure Time - 0.1%
		Caesars Resort Collection LLC
	534,418	2.86%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	528,202
	557,200	4.61%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	558,476

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(10) - (continued)
		Leisure Time - 0.1% - (continued)
	$223,313	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	$229,733
	663,717	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	659,210
	714,100	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	707,552
	299,250	IRB Holding Corp. 4.25%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	298,409
	485,000	Jazz Financing Lux S.a.r.l. 0.00%, 04/21/2028, 1 mo. USD LIBOR + 3.500%(11)	486,009
	264,348	Penn National Gaming, Inc. 3.00%, 10/15/2025, 1 mo. USD LIBOR + 2.250%	262,862
	197,186	UFC Holdings LLC 3.75%, 04/29/2026, 6 mo. USD LIBOR + 3.000%	196,354

			3,926,807

		Lodging - 0.0%
	582,285	Boyd Gaming Corp. 2.34%, 09/15/2023, 1 mo. USD LIBOR + 2.250%	581,010

		Machinery - Construction & Mining - 0.0%
	205,000	Brown Group Holding LLC 0.00%, 04/27/2028(11)	203,912
EUR	310,000	Concorde Midco Ltd. 0.00%, 03/01/2028(11)	372,604
XXX	203,716	Pro Mach Group, Inc. 4.50%, 03/07/2025, 3 mo. USD LIBOR + 3.500%	203,207

			779,723

		Machinery - Diversified - 0.0%
EUR	100,000	Vertical Midco GmbH 4.25%, 07/29/2027, 6 mo. EURIBOR + 4.250%	120,713

		Media - 0.3%
	220,000	Adevinta ASA 0.00%, 04/20/2028, 3 mo. EURIBOR + 3.250%(11)	264,516
	$289,275	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	289,064
	178,525	Altice Financing S.A. 2.95%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	174,687
EUR	300,000	Banijay Entertainment S.A.S 3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	360,260
	$570,000	Cable One, Inc. 0.00%, 05/03/2028(11)	569,288
	899,429	Charter Communications Operating LLC 1.87%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	894,788
	569,479	CSC Holdings LLC 2.62%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	565,680
		E.W. Scripps Co.
	321,734	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	319,671
	184,538	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	184,106
	573,688	Gray Television, Inc. 2.50%, 01/02/2026, 1 mo. USD LIBOR + 2.500%	569,465
	257,813	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	257,351
	527,704	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	526,823
	431,373	Nexstar Broadcasting, Inc. 2.62%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	429,164

The accompanying notes are an integral part of these financial statements.

148

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(10) - (continued)
		Media - 0.3% - (continued)
		Nielsen Finance LLC
EUR	176,625	3.75%, 06/04/2025, 1 mo. EURIBOR + 3.750%	$212,772
	$78,254	4.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	78,345
	220,266	Shutterfly, Inc. 7.00%, 09/25/2026, 3 mo. USD LIBOR + 6.000%	220,693
	307,813	Sinclair Television Group, Inc. 2.62%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	303,485
	469,074	Terrier Media Buyer, Inc. 3.61%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	465,115
	753,846	UPC Broadband Holding B.V. 3.61%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	747,016
	795,000	UPC Financing Partnership 0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(11)	787,797
	572,129	Vertical U.S. Newco, Inc. 4.48%, 07/30/2027, 6 mo. USD LIBOR + 4.250%	572,844
		Virgin Media Bristol LLC
	290,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(11)	289,348
EUR	400,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(11)	480,602
	$491,822	William Morris Endeavor Entertainment LLC 2.94%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	479,836

			10,042,716

		Metal Fabricate/Hardware - 0.0%
	290,984	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	289,384
	212,018	Rexnord LLC 1.86%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	211,677

			501,061

		Miscellaneous Manufacturing - 0.2%
	5,626,281	Ingersoll-Rand Services Co. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	5,548,920
	494,962	Momentive Performance Materials USA LLC 3.37%, 05/15/2024, 1 mo. USD LIBOR + 3.250%	488,983
	98,500	Tamko Building Products LLC 3.11%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	97,638
	414,460	USI, Inc. 3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	409,797

			6,545,338

		Oil & Gas - 0.0%
		BCP Raptor LLC
	112,979	4.86%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	110,508
	206,936	5.25%, 06/24/2024, 1 mo. USD LIBOR + 4.250%	204,608
	343,106	NorthRiver Midstream Finance L.P. 3.45%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	337,386
	330,150	PES Holdings LLC 3.00%, 12/31/2022, 3 mo. USD LIBOR + 2.500%•(12)	4,127
	102,391	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	102,295

			758,924

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(10) - (continued)
		Oil & Gas Services - 0.0%
	$127,723	Lower Cadence Holdings LLC 4.11%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	$125,647
	766,350	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	763,476

			889,123

		Packaging & Containers - 0.1%
		Flex Acquisition Co., Inc.
	96,706	3.45%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	95,148
	934,645	4.00%, 02/23/2028, 3 mo. USD LIBOR + 3.500%	923,999
	105,000	NIC Acquisition Corp. 4.50%, 12/29/2027, 6 mo. USD LIBOR + 3.750%	104,935
	374,563	Proampac PG Borrower LLC 5.00%, 11/03/2025, 3 mo. USD LIBOR + 4.000%	375,113
	236,759	Reynolds Group Holdings, Inc. 2.86%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	236,134
		TricorBraun Holdings, Inc.
	70,696	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%(13)	69,979
	314,304	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	311,117

			2,116,425

		Pharmaceuticals - 0.4%
	210,612	Bausch Health Cos., Inc. 3.11%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	210,204
	6,096,436	Elanco Animal Health, Inc. 1.87%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	6,008,282
	534,925	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/27/2028, 1 mo. USD LIBOR + 5.000%	520,214
	340,000	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	338,725
	4,845,000	IQVIA, Inc. 1.86%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	4,828,042

			11,905,467

		Real Estate - 0.0%
EUR	315,000	Boels Topholding B.V. 4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	379,353
	$700,682	VICI Properties LLC 1.86%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	693,016

			1,072,369

		Retail - 0.5%
	8,372,219	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	8,234,830
		Beacon Roofing Supply, Inc.
	324,896	0.00%, 04/23/2028, 1 mo. USD LIBOR + 2.500%(11)	323,678
	176,757	2.36%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	175,947
	155,000	Belron Finance U.S. LLC 0.00%, 04/13/2028(11)	154,225
EUR	170,000	Blitz GmbH 0.00%, 02/12/2028, 1 mo. USD LIBOR + 3.500%(11)	203,898
	$224,783	Coty, Inc. 2.36%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	215,091

The accompanying notes are an integral part of these financial statements.

149

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(10) - (continued)
		Retail - 0.5% - (continued)
		EG Group Ltd.
	$300,000	0.00%, 03/10/2026(11)	$297,750
EUR	185,000	0.00%, 04/10/2027(11)	218,987
	$430,000	Foundation Building Materials Holding Co. LLC 3.75%, 02/03/2028, 3 mo. USD LIBOR + 3.250%	426,147
	633,514	Harbor Freight Tools USA, Inc. 3.75%, 10/19/2027, 1 mo. USD LIBOR + 3.000%	632,785
	2,618,984	KFC Holding Co. 1.87%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	2,617,674
		LBM Acquisition LLC
	54,701	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(11)(13)	54,549
	246,154	4.50%, 12/17/2027, 3 mo. USD LIBOR + 3.750%	245,470
	428,925	Les Schwab Tire Centers 4.25%, 11/02/2027, 6 mo. USD LIBOR + 3.500%	428,569
	480,000	Michaels Cos., Inc. 0.00%, 04/15/2028(11)	477,701
	265,000	PetSmart, Inc. 4.50%, 02/12/2028, 3 mo. USD LIBOR + 3.750%	265,530
	155,600	Rodan & Fields LLC 4.12%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	125,452
	353,177	Staples, Inc. 5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	344,965

			15,443,248

		Software - 0.8%
	100,000	Athenahealth, Inc. 4.45%, 02/11/2026, 3 mo. USD LIBOR + 4.250%	100,250
	340,577	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	340,608
	617,165	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 3 mo. USD LIBOR + 2.500%	616,183
	650,919	DCert Buyer, Inc. 4.11%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	649,923
	254,392	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	253,871
	444,282	Finastra USA, Inc. 4.50%, 06/13/2024, 6 mo. USD LIBOR + 3.500%	436,232
	3,645,000	Fleetcor Technologies Operating Co. LLC 0.00%, 04/21/2028, 1 mo. USD LIBOR + 1.750%(11)	3,626,775
		Go Daddy Operating Co. LLC
	5,314,931	1.86%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	5,269,754
	580,613	2.11%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	576,467
	480,497	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	480,646
	410,000	Ingram Micro, Inc. 0.00%, 03/31/2028(11)	410,000
	99,499	Navicure, Inc. 4.11%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	99,001
		Peraton Holding Corp.
	245,503	0.00%, 02/01/2028(11)(13)	245,196
	139,497	4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	139,323
	365,000	Playtika Holding Corp. 0.00%, 03/13/2028(11)	362,901
	243,750	Quest Software U.S. Holdings, Inc. 4.44%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	243,180
	475,000	RealPage, Inc. 0.00%, 04/24/2028(11)	472,568

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(10) - (continued)
		Software - 0.8% - (continued)
	$1,511,902	SS&C European Holdings S.a.r.l. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	$1,493,154
	4,238,817	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	4,187,509
		Ultimate Software Group, Inc.
	326,040	3.86%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	326,007
	248,752	4.00%, 05/04/2026, 3 mo. USD LIBOR + 3.250%	248,829
	151,852	Verscend Holding Corp. 4.18%, 08/27/2025, 3 mo. USD LIBOR + 4.000%	151,709
	5,460,000	WEX, Inc. 0.00%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(11)	5,435,266
	1,088,273	Zelis Healthcare Corp. 3.62%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	1,081,471

			27,246,823

		Telecommunications - 0.1%
	522,938	Altice France S.A. 3.87%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	518,232
	162,938	CenturyLink, Inc. 2.36%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	160,942
	235,000	Frontier Communications Corp. 1.00%, 10/08/2021, 1 mo. USD LIBOR + 3.750%	234,020
	195,650	Level 3 Financing, Inc. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	193,204
EUR	425,000	Lorca Finco plc 4.25%, 09/17/2027, 6 mo. EURIBOR + 4.250%	510,956
	$595,000	Telenet Financing USD LLC 2.12%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	586,819
	455,478	Univision Communications, Inc. 2.86%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	453,834
	156,000	Zacapa LLC 4.70%, 07/02/2025, 3 mo. USD LIBOR + 4.500%	156,228
		Zayo Group Holdings, Inc.
	765,053	3.11%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	756,889
EUR	99,000	3.25%, 03/09/2027, 1 mo. EURIBOR + 3.250%	118,598

			3,689,722

		Transportation - 0.0%
	100,000	Boluda Corp. Maritima S.L. 3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	119,993
	$250,000	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 3 mo. USD LIBOR + 3.750%	249,298
	140,000	PODS LLC 0.00%, 03/31/2028(11)	139,325
	365,000	United Airlines, Inc. 0.00%, 04/21/2028, 1 mo. USD LIBOR + 3.750%(11)	369,041
EUR	100,000	Zephyr German BidCo GmbH 0.00%, 03/10/2028, 3 mo. EURIBOR + 3.750%(11)	120,768

			998,425

		Total Senior Floating Rate Interests (cost $153,764,009)	$153,419,141

The accompanying notes are an integral part of these financial statements.

150

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5%
	Mortgage-Backed Agencies - 40.5%
	FHLMC - 2.9%
$70,606	0.00%, 11/15/2036(14)	$67,373
7,159,884	0.42%, 01/25/2027(2)(5)	108,380
10,116,551	0.64%, 01/25/2034(2)(5)	492,295
22,333,031	0.74%, 03/25/2027(2)(5)	722,201
5,786,469	0.75%, 10/25/2026(2)(5)	177,972
24,144,730	0.81%, 12/25/2030(2)(5)	1,464,660
12,277,188	0.89%, 06/25/2027(2)(5)	501,346
5,762,169	0.97%, 11/25/2030(2)(5)	413,540
10,487,457	1.12%, 10/25/2030(2)(5)	862,041
17,078,463	1.21%, 06/25/2030(2)(5)	1,521,326
11,855,313	1.25%, 01/25/2030(2)(5)	1,005,549
12,413,636	1.54%, 05/25/2030(2)(5)	1,399,316
7,768,504	1.68%, 05/25/2030(2)(5)	949,958
1,117,076	1.75%, 10/15/2042	1,143,676
1,634,767	1.96%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(3)	1,645,025
779,967	2.41%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(3)	787,792
3,967,081	2.46%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(3)	4,012,072
577,487	2.50%, 12/15/2026(5)	18,964
679,686	2.50%, 03/15/2028(5)	37,695
523,096	2.50%, 05/15/2028(5)	31,937
629,813	2.56%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(3)	640,481
1,104,286	2.75%, 12/15/2041	1,164,291
966,024	3.00%, 03/15/2028(5)	62,008
670,723	3.00%, 08/01/2029	713,136
575,465	3.00%, 05/15/2032(5)	27,358
6,690,345	3.00%, 10/01/2032	7,057,434
483,987	3.00%, 03/15/2033(5)	44,576
2,855,237	3.00%, 04/01/2033	3,012,127
2,499,416	3.00%, 11/01/2036	2,636,358
2,487,304	3.00%, 01/01/2037	2,623,915
302,000	3.00%, 04/15/2042	319,478
4,050,000	3.00%, 08/15/2043	4,281,569
5,330,228	3.00%, 11/01/2046	5,659,646
12,147,226	3.00%, 12/01/2046	12,865,856
995,000	3.12%, 10/25/2031(2)	1,099,660
667,518	3.25%, 11/15/2041	723,287
398,181	3.50%, 06/15/2026(5)	9,327
243,051	3.50%, 09/15/2026(5)	14,316
353,377	3.50%, 03/15/2027(5)	20,004
1,263,838	3.50%, 08/01/2034	1,369,601
1,812,725	3.50%, 03/15/2041(5)	108,265
2,552,105	3.50%, 01/15/2043(5)	421,442
462,872	3.50%, 06/01/2046	498,961
2,540,768	3.50%, 10/01/2047	2,718,204
1,032,879	3.50%, 12/01/2047	1,115,926
2,962,286	3.50%, 01/01/2048	3,165,720
1,984,182	3.50%, 03/01/2048	2,155,479
224,415	3.50%, 04/01/2048	239,645
945,018	3.50%, 05/01/2048	1,008,379
2,010,430	3.50%, 12/01/2048	2,144,151
999,654	4.00%, 08/01/2025	1,066,250
251,405	4.00%, 08/15/2026(5)	12,948
1,061,405	4.00%, 07/15/2027(5)	57,753
1,492,090	4.00%, 03/15/2028(5)	90,491
362,740	4.00%, 06/15/2028(5)	23,741
931,470	4.00%, 07/15/2030(5)	84,989
2,901,227	4.00%, 05/25/2040(5)	362,025
1,247,286	4.00%, 05/01/2042	1,373,861
403,026	4.00%, 08/01/2042	446,962
612,719	4.00%, 09/01/2042	679,570

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	FHLMC - 2.9% - (continued)
$205,068	4.00%, 07/01/2044	$224,990
665,122	4.00%, 02/01/2046	731,795
1,661,681	4.00%, 11/01/2047	1,797,922
222,107	4.00%, 09/01/2048	239,190
298,491	4.50%, 02/01/2039	336,605
2,263,337	4.50%, 05/01/2042	2,538,391
553,717	4.50%, 07/01/2042	620,987
408,891	4.50%, 09/01/2044	454,782
1,187,263	4.75%, 07/15/2039	1,343,541
43,258	5.00%, 03/01/2024	47,747
85,197	5.00%, 02/01/2028	94,302
77,465	5.00%, 04/01/2028	85,757
74,728	5.00%, 10/01/2028	82,788
208,342	5.00%, 09/01/2029	232,691
328,928	5.00%, 01/01/2030	367,059
205,440	5.00%, 09/01/2031	227,167
175,343	5.00%, 11/01/2031	193,968
38,821	5.00%, 09/01/2033	44,528
690,078	5.00%, 09/15/2033(5)	114,555
6,079	5.00%, 07/01/2035	7,029
92,131	5.00%, 04/01/2038	104,751
245,277	5.00%, 05/01/2039	283,365
335,439	5.00%, 08/01/2039	385,707
162,794	5.00%, 09/01/2039	185,151
285,545	5.00%, 01/01/2040	327,125
103,506	5.00%, 08/01/2040	119,068
5,587	5.00%, 02/01/2041	6,374
141,754	5.00%, 07/01/2041	163,774
216,856	5.00%, 04/01/2044	248,968
702,444	5.00%, 03/01/2047	785,858
415,846	5.00%, 04/01/2047	464,328
173,412	5.00%, 06/01/2047	193,362
33,346	5.00%, 11/01/2047	37,315
1,012,741	5.00%, 02/15/2048(5)	204,220
527,401	5.00%, 09/01/2048	585,937
240,608	5.00%, 10/01/2048	267,060
403,221	5.00%, 03/01/2049	447,588
29,902	5.50%, 08/15/2033	34,499
528,712	5.50%, 04/15/2036(5)	94,015
5,571	5.50%, 11/01/2037	6,510
685	5.50%, 02/01/2038	801
230,501	5.50%, 04/01/2038	269,299
23,703	5.50%, 06/01/2038	27,714
1,359,652	5.50%, 08/01/2038	1,588,104
70,057	5.50%, 05/01/2040	81,774
285,177	5.50%, 08/01/2040	332,879
298,673	5.50%, 06/01/2041	348,627
2,125,639	5.50%, 10/15/2046(5)	434,352
1,092,210	5.50%, 12/15/2046(5)	169,639
29,037	6.00%, 01/01/2023	29,797
21,479	6.00%, 11/01/2032	24,205
80,833	6.00%, 11/01/2033	96,241
60,280	6.00%, 02/01/2034	71,770
86,461	6.00%, 07/01/2034	102,947
26,309	6.00%, 08/01/2034	31,326
41,066	6.00%, 09/01/2034	47,965
21,878	6.00%, 01/01/2035	24,766
24,075	6.00%, 03/01/2035	28,649
20,252	6.00%, 05/01/2038	22,793
111,714	6.00%, 06/01/2038	129,595
390,978	6.00%, 05/15/2039	458,683
387,398	6.50%, 07/15/2036	443,926

		98,978,929

The accompanying notes are an integral part of these financial statements.

151

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	FNMA - 4.1%
$63,734	0.00%, 03/25/2036(14)	$57,146
590,251	0.00%, 06/25/2036(14)	554,117
1,083,092	0.00%, 06/25/2041(14)	1,009,353
100,000	0.00%, 09/25/2041(14)	73,806
9,038,447	0.42%, 01/25/2030(2)(5)	201,037
14,141,825	1.56%, 05/25/2029(2)(5)	1,306,184
1,589,178	1.75%, 12/25/2042	1,617,920
1,472,722	1.89%, 05/25/2046(2)(5)	82,408
1,642,285	1.95%, 04/25/2055(2)(5)	89,634
1,316,018	1.98%, 06/25/2055(2)(5)	78,881
1,160,645	2.00%, 09/25/2039	1,172,085
276,772	2.00%, 08/25/2043	279,053
1,414,151	2.22%, 08/25/2044(2)(5)	106,778
356,278	2.50%, 06/25/2028(5)	19,612
218,297	2.50%, 01/01/2043	227,610
1,426,626	2.50%, 02/01/2043	1,493,798
1,292,365	2.50%, 03/01/2043	1,350,423
420,000	2.50%, 03/25/2043	419,479
663,798	2.50%, 04/01/2043	695,054
296,527	2.50%, 06/01/2043	310,364
531,529	2.50%, 08/01/2043	556,493
153,682	2.55%, 07/25/2044	158,142
1,005,721	3.00%, 02/25/2027(5)	44,881
369,501	3.00%, 09/25/2027(5)	23,915
221,960	3.00%, 12/25/2027(5)	15,775
1,847,171	3.00%, 01/25/2028(5)	113,757
492,860	3.00%, 01/01/2030	520,350
5,749,680	3.00%, 04/25/2033(5)	418,486
1,393,097	3.00%, 08/01/2033	1,468,559
529,764	3.00%, 06/01/2035	561,134
512,914	3.00%, 07/01/2035	542,681
2,864,138	3.00%, 03/01/2037	3,027,424
105,344	3.00%, 10/01/2037	110,621
831,016	3.00%, 05/25/2047	860,463
3,486,865	3.00%, 09/25/2047	3,724,282
2,420,918	3.00%, 06/25/2048	2,540,054
2,673,060	3.00%, 09/01/2048	2,820,972
2,943,587	3.00%, 10/25/2048	3,144,923
2,522,307	3.00%, 08/25/2049	2,661,633
600,000	3.00%, 09/25/2057	624,325
241,330	3.24%, 12/01/2026	265,185
618,630	3.30%, 12/01/2026	681,383
330,861	3.38%, 12/01/2029	368,883
520,888	3.41%, 11/01/2024	565,020
1,013,932	3.50%, 05/25/2027(5)	70,344
716,554	3.50%, 10/25/2027(5)	53,555
645,267	3.50%, 05/25/2030(5)	59,048
249,614	3.50%, 08/25/2030(5)	21,405
502,708	3.50%, 02/25/2031(5)	31,455
4,146,141	3.50%, 08/25/2033(5)	487,425
556,230	3.50%, 09/25/2035(5)	66,597
4,417,812	3.50%, 11/25/2039(5)	490,403
142,601	3.50%, 09/01/2043	155,593
1,070,740	3.50%, 10/01/2044	1,165,193
1,049,264	3.50%, 02/01/2045	1,135,364
1,397,826	3.50%, 01/01/2046	1,508,068
192,925	3.50%, 02/01/2046	208,456
1,035,081	3.50%, 03/01/2046	1,117,670
1,900,266	3.50%, 09/01/2046	2,043,542
822,240	3.50%, 10/01/2046	882,255
569,249	3.50%, 10/25/2046(5)	99,502
917,736	3.50%, 11/01/2046	999,607
5,025,131	3.50%, 12/01/2046	5,483,003
1,937,999	3.50%, 05/01/2047	2,089,862
3,705,895	3.50%, 09/01/2047	3,973,511

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	FNMA - 4.1% - (continued)
$3,025,484	3.50%, 11/25/2047	$3,285,415
605,202	3.50%, 12/01/2047	647,195
2,171,722	3.50%, 01/01/2048	2,318,926
643,299	3.50%, 02/01/2048	688,571
827,573	3.50%, 02/25/2048	868,820
500,000	3.50%, 05/25/2048	538,283
2,881,399	3.50%, 07/01/2048	3,105,414
652,551	3.50%, 11/01/2048	694,000
8,461,776	3.50%, 01/01/2050	9,033,165
7,711,028	3.50%, 09/01/2057	8,465,042
3,244,209	3.50%, 05/01/2058	3,546,128
4,254,049	3.50%, 12/25/2058	4,644,887
200,000	3.55%, 02/01/2030	224,246
243,507	4.00%, 06/01/2025	259,530
1,302,232	4.00%, 05/25/2027(5)	78,200
1,310,276	4.00%, 01/25/2038(5)	194,380
1,636,729	4.00%, 10/01/2040	1,805,241
661,918	4.00%, 11/01/2040	727,419
710,399	4.00%, 12/01/2040	781,000
241,050	4.00%, 02/01/2041	265,373
712,407	4.00%, 03/01/2041	785,760
2,022,664	4.00%, 06/01/2041	2,219,489
288,980	4.00%, 03/25/2042(5)	28,827
249,988	4.00%, 08/01/2042	277,127
597,735	4.00%, 09/01/2042	662,636
157,211	4.00%, 11/25/2042(5)	21,833
280,040	4.00%, 11/25/2043	310,450
86,187	4.00%, 06/01/2044	94,910
11,447	4.00%, 08/01/2044	12,683
102,611	4.00%, 10/01/2044	113,142
188,942	4.00%, 11/01/2044	208,390
106,365	4.00%, 03/01/2045	117,874
173,555	4.00%, 05/01/2045	190,829
840,180	4.00%, 07/01/2045	931,317
646,603	4.00%, 05/01/2046	706,360
667,182	4.00%, 06/01/2046	727,426
871,495	4.00%, 04/01/2047	957,422
1,996,141	4.00%, 10/01/2047	2,160,715
2,147,591	4.00%, 11/01/2047	2,320,361
2,034,829	4.00%, 09/01/2048	2,187,349
3,401,562	4.00%, 01/01/2049	3,655,510
468,916	4.06%, 03/01/2030	540,602
145,480	4.50%, 08/01/2024	152,921
8,184	4.50%, 04/01/2025	8,600
229,428	4.50%, 07/25/2027(5)	12,472
482,099	4.50%, 09/01/2035	537,456
120,617	4.50%, 08/01/2040	135,617
1,295,157	4.50%, 10/01/2040	1,451,171
64,318	4.50%, 08/01/2041	72,621
13,783	4.50%, 09/01/2041	15,345
608,453	4.50%, 10/01/2041	681,975
2,420,282	4.50%, 08/25/2043(5)	456,323
511,333	4.50%, 09/01/2043	572,702
407,314	4.50%, 09/25/2048(5)	61,182
1,698,949	4.50%, 04/01/2049	1,852,309
3,846,801	4.50%, 01/01/2051	4,338,784
23,443	5.00%, 01/01/2022	24,591
13,244	5.00%, 11/01/2023	14,619
165,760	5.00%, 04/25/2038	183,417
2,190,393	5.00%, 12/25/2043(5)	402,903
1,311,387	5.00%, 02/01/2049	1,452,500
625,177	5.00%, 03/01/2049	693,717
42,463	5.00%, 04/01/2049	47,006
104,698	5.48%, 05/25/2042(2)(5)	8,599
28,253	5.50%, 06/01/2022	28,770

The accompanying notes are an integral part of these financial statements.

152

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	FNMA - 4.1% - (continued)
$92,949	5.50%, 06/01/2033	$107,595
338,044	5.50%, 07/01/2033	388,283
21,471	5.50%, 08/01/2033	24,852
1,362,030	5.50%, 11/01/2035	1,584,243
310,930	5.50%, 04/01/2036	361,597
278,549	5.50%, 04/25/2037	322,831
456,975	5.50%, 11/01/2037	530,976
2,530,343	5.50%, 11/25/2040(5)	375,090
698,213	5.50%, 06/25/2042(5)	145,240
1,139,838	5.50%, 09/25/2044(5)	233,377
959,216	5.50%, 07/25/2045(5)	181,074
8,171	6.00%, 11/01/2031	9,187
109,694	6.00%, 12/01/2032	125,950
126,807	6.00%, 03/01/2033	147,024
244,477	6.00%, 02/01/2037	290,562
176,831	6.00%, 12/01/2037	209,508
123,977	6.00%, 03/01/2038	147,152
69,980	6.00%, 10/01/2038	81,838
1,951,484	6.00%, 01/25/2042(5)	222,378
1,325,284	6.00%, 09/25/2047(5)	278,084
1,883	7.50%, 12/01/2029	1,973
8,777	7.50%, 03/01/2030	10,289
10,604	7.50%, 09/01/2031	10,883

		139,503,774

	GNMA - 8.6%
939,048	1.75%, 09/20/2043	960,420
195,046	2.00%, 10/20/2040	196,721
816,785	2.00%, 01/20/2042	837,538
548,176	2.14%, 04/20/2040	531,550
821,293	2.50%, 12/16/2039	860,206
1,444,449	2.50%, 07/20/2041	1,501,786
8,312,305	2.50%, 01/20/2051	8,638,363
103,805,000	2.50%, 05/20/2051(15)	107,843,663
489,612	3.00%, 09/20/2028(5)	31,788
7,222,133	3.00%, 05/20/2035(5)	493,306
298,725	3.00%, 09/16/2042	312,154
290,987	3.00%, 09/20/2042	316,471
106,933	3.00%, 11/15/2042	113,635
435,974	3.00%, 02/16/2043(5)	59,995
117,910	3.00%, 06/15/2043	124,650
58,928	3.00%, 07/15/2043	61,657
88,975	3.00%, 10/15/2044	93,770
70,794	3.00%, 02/15/2045	74,080
52,982	3.00%, 03/15/2045	55,796
266,815	3.00%, 04/15/2045	280,987
512,282	3.00%, 04/20/2045	548,992
57,867	3.00%, 06/15/2045	60,854
2,144,316	3.00%, 07/15/2045	2,254,619
29,547	3.00%, 08/15/2045	31,095
68,509	3.00%, 11/20/2045	72,803
169,000	3.00%, 02/20/2046	179,678
922,990	3.00%, 10/20/2047	959,588
39,785,000	3.00%, 05/20/2051(15)	41,625,697
12,525,000	3.00%, 06/21/2051(15)	13,104,972
207,326	3.50%, 02/16/2027(5)	13,474
514,303	3.50%, 03/20/2027(5)	35,588
540,063	3.50%, 07/20/2040(5)	29,429
419,352	3.50%, 12/20/2040	450,125
693,525	3.50%, 02/20/2041(5)	27,635
1,302,831	3.50%, 04/20/2042(5)	119,075
320,596	3.50%, 05/15/2042	345,792
2,395,370	3.50%, 10/20/2042(5)	374,525
816,776	3.50%, 12/15/2042	884,956
830,316	3.50%, 03/15/2043	899,674
684,839	3.50%, 04/15/2043	742,130

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	GNMA - 8.6% - (continued)
$2,026,195	3.50%, 05/15/2043	$2,180,081
249,198	3.50%, 05/20/2043(5)	42,257
1,065,894	3.50%, 07/20/2043(5)	133,608
4,105,464	3.50%, 06/20/2046	4,405,039
4,085,321	3.50%, 02/20/2047	4,379,674
607,625	3.50%, 07/20/2047	649,883
4,801,118	3.50%, 08/20/2047	5,137,520
174,524	3.50%, 09/20/2047	185,419
215,046	3.50%, 10/20/2047	230,835
1,015,142	3.50%, 11/20/2047	1,087,857
927,112	3.50%, 03/20/2048	991,156
4,063,658	3.50%, 07/20/2049	4,310,338
10,545,000	3.50%, 05/20/2051(15)	11,182,643
10,525,000	3.50%, 06/21/2051(15)	11,159,789
2,366,197	3.88%, 08/15/2042	2,632,777
557,009	4.00%, 04/16/2026(5)	31,994
136,774	4.00%, 12/16/2026(5)	7,966
1,961,440	4.00%, 05/20/2029(5)	120,135
1,216,942	4.00%, 09/20/2040	1,350,302
161,448	4.00%, 10/20/2040	176,446
469,448	4.00%, 12/20/2040	514,859
94,713	4.00%, 02/15/2041	104,778
198,837	4.00%, 05/16/2042(5)	24,927
453,809	4.00%, 03/20/2043(5)	80,955
169,860	4.00%, 01/20/2044(5)	32,236
2,905,246	4.00%, 02/20/2045	3,220,065
2,479,701	4.00%, 08/20/2045	2,726,330
1,638,617	4.00%, 03/20/2047(5)	215,067
778,443	4.00%, 11/20/2047	853,323
2,692,018	4.00%, 03/20/2048	2,932,252
11,151,500	4.00%, 07/20/2048	11,992,518
21,669	4.50%, 07/15/2033	24,306
54,325	4.50%, 05/15/2040	61,706
496,627	4.50%, 09/16/2040	529,775
343,481	4.50%, 06/15/2041	388,100
30,241	4.50%, 09/20/2041	33,927
16,446	4.50%, 05/20/2044	18,451
847,357	4.50%, 06/20/2044	950,631
721,660	4.50%, 10/20/2044	808,101
673,117	4.50%, 04/20/2045(5)	134,350
1,226,669	4.50%, 05/20/2045(5)	230,119
3,956,328	4.50%, 08/20/2045(5)	772,357
628,890	4.50%, 01/20/2046	704,031
2,299,714	4.50%, 12/16/2046(5)	389,286
2,720,882	4.50%, 01/20/2047(5)	299,731
2,677,413	4.50%, 05/20/2048(5)	419,562
3,396,779	4.50%, 08/20/2049	3,674,196
5,877,119	4.50%, 09/20/2049	6,381,392
94,602	5.00%, 05/20/2034	108,193
31,431	5.00%, 07/15/2039	36,597
1,929,093	5.00%, 02/16/2040(5)	357,207
288,012	5.00%, 05/20/2040(5)	67,369
486,815	5.00%, 06/15/2041	565,427
688,230	5.00%, 10/16/2041(5)	117,062
740,805	5.00%, 03/15/2044	860,763
1,137,767	5.00%, 06/20/2046(5)	137,326
429,302	5.00%, 01/16/2047(5)	80,903
288,890	5.00%, 09/16/2047(5)	52,174
343,663	5.00%, 06/20/2048(5)	55,298
5,200,000	5.00%, 05/20/2051(15)	5,878,844
337,247	5.50%, 05/15/2033	390,485
21,467	5.50%, 06/15/2035	24,842
31,862	5.50%, 04/15/2038	35,548
247,700	5.50%, 05/20/2038	281,346
1,351,424	5.50%, 03/20/2039(5)	208,451

The accompanying notes are an integral part of these financial statements.

153

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	GNMA - 8.6% - (continued)
$1,290,896	5.50%, 02/16/2047(5)	$224,471
645,608	5.50%, 02/20/2047(5)	123,427
297,961	5.50%, 05/20/2047(5)	54,514
1,000,000	5.50%, 05/20/2051(15)	1,110,781
1,123,919	5.86%, 07/20/2039(2)(5)	164,962
57,457	6.00%, 02/15/2029	64,551
65,937	6.00%, 11/15/2032	76,253
93,858	6.00%, 02/15/2033	105,633
11,254	6.00%, 07/15/2033	12,659
34,254	6.00%, 10/15/2034	38,535
179,789	6.00%, 03/15/2036	206,230
2,349	6.00%, 05/15/2036	2,769
67,653	6.00%, 10/15/2036	80,380
21,735	6.00%, 01/15/2037	24,636
81,746	6.00%, 02/15/2037	97,392
135,637	6.00%, 06/15/2037	160,600
64,332	6.00%, 11/15/2037	73,312
44,839	6.00%, 06/15/2038	50,891
75,472	6.00%, 08/15/2038	87,988
103,246	6.00%, 10/15/2038	116,601
90,151	6.00%, 11/15/2038	104,330
46,310	6.00%, 12/15/2038	52,947
60,971	6.00%, 01/15/2039	69,829
2,589	6.00%, 03/15/2039	2,911
146,625	6.00%, 04/15/2039	164,894
209,901	6.00%, 08/15/2039	236,910
5,623	6.00%, 09/15/2039	6,319
28,401	6.00%, 11/15/2039	32,780
10,994	6.00%, 06/15/2040	12,352
95,473	6.00%, 09/15/2040	110,911
1,441,928	6.00%, 09/20/2040(5)	246,425
102,157	6.00%, 12/15/2040	119,182
303,509	6.00%, 06/15/2041	361,328
1,254,267	6.00%, 02/20/2046(5)	227,651
9,823	6.50%, 09/15/2028	10,989
1,060	6.50%, 10/15/2028	1,185
3,885	6.50%, 12/15/2028	4,346
27,735	6.50%, 05/15/2029	32,050
29,475	6.50%, 08/15/2031	32,973
2,799	6.50%, 09/15/2031	3,131
10,945	6.50%, 10/15/2031	12,244
105,840	6.50%, 11/15/2031	119,199
22,387	6.50%, 01/15/2032	25,242
10,347	6.50%, 03/15/2032	11,671
5,312	6.50%, 04/15/2032	5,943

		289,204,449

	UMBS - 24.9%
17,840,000	1.50%, 05/18/2036(15)	18,051,850
3,465,000	1.50%, 05/13/2051(15)	3,393,670
40,025,000	2.00%, 05/18/2036(15)	41,332,067
333,351,000	2.00%, 05/13/2051(15)	336,437,100
143,075,000	2.00%, 06/14/2051(15)	144,115,005
27,595,000	2.50%, 05/18/2036(15)	28,828,152
5,805,000	2.50%, 05/13/2051(15)	6,019,966
33,205,000	2.50%, 06/14/2051(15)	34,358,206
6,405,000	3.00%, 05/18/2036(15)	6,751,270
108,266,000	3.00%, 05/13/2051(15)	113,376,546
53,325,000	3.00%, 06/14/2051(15)	55,807,763
23,957,000	4.00%, 05/13/2051(15)	25,736,462
22,075,000	4.50%, 05/13/2051(15)	24,051,998

		838,260,055

	Total U.S. Government Agencies (cost $1,351,604,662)	$1,365,947,207

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 23.7%
	Other Direct Federal Obligations - 0.0%
$700,000	Tennessee Valley Authority 4.25%, 09/15/2065	$923,865

	U.S. Treasury Securities - 23.7%
	U.S. Treasury Bonds - 10.9%
3,721,666	1.00%, 02/15/2048(16)	4,704,903
21,970,000	1.25%, 05/15/2050	17,016,451
17,030,000	1.38%, 11/15/2040	14,826,744
23,005,000	1.38%, 08/15/2050	18,414,784
41,320,000	1.88%, 02/15/2041	39,279,825
14,015,000	1.88%, 02/15/2051	12,729,562
5,455,000	2.25%, 08/15/2049	5,397,467
18,100,000	2.50%, 02/15/2046(17)(18)	18,840,262
23,034,000	2.88%, 11/15/2046(19)	25,673,012
6,035,000	3.00%, 05/15/2045	6,862,219
12,500,000	3.00%, 02/15/2047	14,264,160
17,840,000	3.00%, 02/15/2048	20,403,803
985,000	3.13%, 02/15/2043(17)	1,142,408
55,100,000	3.13%, 08/15/2044(17)	63,933,219
22,900,000	3.13%, 05/15/2048	26,798,367
63,465,000	3.38%, 05/15/2044(17)	76,554,656

		366,841,842

	U.S. Treasury Notes - 12.8%
44,740,000	0.13%, 02/15/2024	44,533,776
5,979,481	0.13%, 07/15/2030(16)	6,571,824
30,165,000	0.25%, 10/31/2025	29,508,676
12,034,694	0.38%, 01/15/2027(16)	13,419,154
25,955,000	0.63%, 11/30/2027	24,937,077
63,395,000	0.63%, 12/31/2027	60,819,578
30,559,000	0.63%, 05/15/2030	28,096,374
69,265,000	0.63%, 08/15/2030(17)	63,431,588
20,520,000	0.75%, 04/30/2026	20,414,195
2,435,693	0.75%, 07/15/2028(16)	2,807,390
25,270,000	1.63%, 02/15/2026	26,227,496
7,510,000	2.38%, 08/15/2024(17)	7,991,110
21,420,000	2.88%, 07/31/2025	23,396,330
30,700,000	2.88%, 08/15/2028	33,958,277
30,890,000	3.00%, 10/31/2025	33,987,447
10,320,000	3.13%, 11/15/2028	11,607,581

		431,707,873

	Total U.S. Government Securities (cost $807,516,822)	$799,473,580

COMMON STOCKS - 0.0%
	Energy - 0.0%
38,914	Ascent Resources - Marcellus LLC Class A*(20)(21)	$24,711
4,601	Foresight Energy LLC*(20)(21)	40,377
13,623	Philadelphia Energy Solutions Class A*(20)(21)	136

	Total Common Stocks (cost $281,412)	$65,224

PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 3.50%(3)	$433,994

	Total Preferred Stocks (cost $332,990)	$433,994

The accompanying notes are an integral part of these financial statements.

154

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
WARRANTS - 0.0%
	Energy - 0.0%
10,075	Ascent Resources - Marcellus LLC Expires 03/30/2023*(20)(21)	$101

	Total Warrants (cost $806)	$101

	Total Long-Term Investments (cost $4,229,689,595)	$4,272,529,274

SHORT-TERM INVESTMENTS - 4.4%
	Repurchase Agreements - 4.2%
140,195,574	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $140,195,632; collateralized by U.S. Treasury Bond at 1.750%, maturing 01/15/2028, with a market value of $142,999,573	140,195,574

	Securities Lending Collateral - 0.2%
797,311	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(22)	797,311
5,592,578	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(22)	5,592,578

		6,389,889

	Total Short-Term Investments (cost $146,585,463)	$146,585,463

Total Investments Excluding Purchased Options (cost $4,376,275,058)	131.2%	$4,419,114,737

Total Purchased Options (cost $3,874,471)	0.1%	$3,211,858

Total Investments (cost $4,380,149,529)	131.3%	$4,422,326,595
Other Assets and Liabilities	(31.3)%	(1,053,073,447)

Total Net Assets	100.0%	$3,369,253,148

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $899,218,341, representing 26.7% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Securities disclosed are interest-only strips.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $49,980,761, representing 1.5% of net assets.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(13)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2021, the aggregate value of the unfunded commitment was $369,724, which rounds to 0.0% of total net assets.

(14)	Securities disclosed are principal-only strips.

(15)	Represents or includes a TBA transaction.

(16)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2021, the market value of securities pledged was $6,944,888.

(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2021, the market value of securities pledged was $12,006,764.

(19)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2021, the market value of securities pledged was $23,778,243.

(20)	Investment valued using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

155

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

(21)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $62,919, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(22)	Current yield as of period end.

OTC Swaption Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	MSC	1.25%	Pay	10/13/2021	USD	9,064,000	9,064,000	$35,005	$45,319	$(10,314)

Puts
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	MSC	2.25%	Receive	10/13/2021	USD	9,064,000	9,064,000	$52,999	$69,793	$(16,794)
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	CBK	2.20%	Receive	03/14/2022	USD	105,715,000	105,715,000	1,531,132	1,884,370	(353,238)
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	BOA	2.20%	Receive	03/14/2022	USD	109,970,000	109,970,000	1,592,722	1,874,989	(282,267)

Total Puts								$3,176,853	$3,829,152	$(652,299)

Total purchased OTC swaption contracts								$3,211,858	$3,874,471	$(662,613)

*	Swaptions with forward premiums.

OTC Swaption Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	MSC	1.87%	Pay	04/13/2022	USD	(9,064,000)	9,064,000	$(257,528)	$(269,201)	$11,673

Written swaption contracts:
Puts
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	BOA	1.50%	Receive	03/14/2022	USD	(109,970,000)	109,970,000	$(959,790)	$(1,099,700)	$139,910
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	CBK	1.50%	Receive	03/14/2022	USD	(105,715,000)	105,715,000	(922,698)	(1,162,865)	240,167
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	MSC	1.87%	Receive	04/13/2022	USD	(9,064,000)	9,064,000	(246,404)	(269,201)	22,797

Total Puts								$(2,128,892)	$(2,531,766)	$402,874

Total written OTC swaption contracts								$(2,386,420)	$(2,800,967)	$414,547

*	Swaptions with forward premiums.

The accompanying notes are an integral part of these financial statements.

156

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-OAT Future	306	06/08/2021	$59,042,408	$(519,048)
U.S. Treasury 02-Year Note Future	524	06/30/2021	115,677,094	(65,654)

Total				$(584,702)

Short position contracts:
Australian 10-Year Bond Future	192	06/15/2021	$20,616,824	$(120,742)
Euro-BTP Future	354	06/08/2021	62,600,971	802,092
Euro-BUND Future	541	06/08/2021	110,570,900	529,311
Euro-BUXL 30-Year Bond Future	59	06/08/2021	14,321,318	373,910
Long Gilt Future	289	06/28/2021	50,956,073	235,675
U.S. Treasury 05-Year Note Future	1,674	06/30/2021	207,471,375	(280,946)
U.S. Treasury 10-Year Note Future	1,110	06/21/2021	146,554,688	(491,762)
U.S. Treasury 10-Year Ultra Future	1,120	06/21/2021	163,012,500	1,351,454
U.S. Treasury Long Bond Future	247	06/21/2021	38,840,750	334,686
U.S. Treasury Ultra Bond Future	128	06/21/2021	23,796,000	(333,703)

Total				$2,399,975

Total futures contracts				$1,815,273

TBA Sale Commitments Outstanding at April 30, 2021
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
GNMA, 2.00%	$55,235,000	05/20/2051	$(56,326,754)	$(775,623)
GNMA, 4.50%	985,000	05/20/2051	(1,065,827)	(2,566)
GNMA II, 4.00%	195,000	05/20/2051	(208,540)	19
UMBS, 1.50%	17,925,000	05/18/2036	(18,137,859)	(72,820)
UMBS, 5.00%	1,213,500	05/13/2051	(1,343,904)	(1,078)
UMBS, 5.50%	5,650,000	05/13/2051	(6,325,131)	(23,615)

Total (proceeds receivable $82,532,332)			$(83,408,015)	$(875,683)

At April 30, 2021, the aggregate market value of TBA Sale Commitments represents (2.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	1,015	(0.18%)	07/25/2045	Monthly	$15	$—	$19	$4
ABX.HE.AAA.07	GSC	USD	145,167	(0.09%)	08/25/2037	Monthly	30,700	—	5,793	(24,907)
ABX.HE.AAA.07	GSC	USD	635,831	(0.09%)	08/25/2037	Monthly	135,158	—	25,374	(109,784)
ABX.HE.AAA.07	CSI	USD	1,379,086	(0.09%)	08/25/2037	Monthly	337,070	—	55,035	(282,035)
ABX.HE.PENAAA.06	MSC	USD	147,519	(0.11%)	05/25/2046	Monthly	16,462	—	13,260	(3,202)
ABX.HE.PENAAA.06	JPM	USD	487,481	(0.11%)	05/25/2046	Monthly	54,268	—	43,817	(10,451)
ABX.HE.PENAAA.06	GSC	USD	393,285	(0.11%)	05/25/2046	Monthly	96,222	—	35,350	(60,872)
PrimeX.ARM.2 (20)(21)	MSC	USD	80,800	(4.58%)	12/25/2037	Monthly	—	(172)	(381)	(209)

Total							$669,895	$(172)	$178,267	$(491,456)

The accompanying notes are an integral part of these financial statements.

157

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2021 – (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices – (continued):
Sell protection:
ABX.HE.AAA.06	MSC	USD	1,015	0.18%	07/25/2045	Monthly	$—	$—	$(19)	$(19)
ABX.HE.AAA.07	MSC	USD	145,167	0.09%	08/25/2037	Monthly	1,181	—	(5,793)	(6,974)
ABX.HE.AAA.07	MSC	USD	635,831	0.09%	08/25/2037	Monthly	5,136	—	(25,374)	(30,510)
ABX.HE.AAA.07	MSC	USD	1,379,085	0.09%	08/25/2037	Monthly	11,215	—	(55,035)	(66,250)
ABX.HE.PENAAA.06	BCLY	USD	1,028,288	0.11%	05/25/2046	Monthly	—	(23,968)	(92,430)	(68,462)
CMBX.NA.BB.8	CSI	USD	511,605	5.00%	10/17/2057	Monthly	—	(128,915)	(186,957)	(58,042)
CMBX.NA.BB.8	GSC	USD	859,110	5.00%	10/17/2057	Monthly	—	(228,726)	(313,947)	(85,221)
CMBX.NA.BB.8	MSC	USD	1,225,921	5.00%	10/17/2057	Monthly	—	(317,163)	(447,992)	(130,829)
CMBX.NA.BB.8	MSC	USD	1,433,459	5.00%	10/17/2057	Monthly	—	(371,398)	(523,833)	(152,435)
CMBX.NA.BB.8	GSC	USD	1,568,600	5.00%	10/17/2057	Monthly	—	(393,474)	(573,217)	(179,743)
CMBX.NA.BB.8	MSC	USD	2,991,440	5.00%	10/17/2057	Monthly	—	(753,840)	(1,093,170)	(339,330)
CMBX.NA.BB.8	GSC	USD	2,789,694	5.00%	10/17/2057	Monthly	—	(629,417)	(1,019,445)	(390,028)
CMBX.NA.BBB-.6	MSC	USD	360,000	3.00%	05/11/2063	Monthly	—	(28,924)	(101,733)	(72,809)
CMBX.NA.BBB-.6	CSI	USD	815,000	3.00%	05/11/2063	Monthly	—	(106,380)	(230,312)	(123,932)
CMBX.NA.BBB-.6	DEUT	USD	1,270,000	3.00%	05/11/2063	Monthly	—	(177,587)	(358,891)	(181,304)
CMBX.NA.BBB-.6	GSC	USD	2,790,000	3.00%	05/11/2063	Monthly	—	(289,819)	(788,663)	(498,844)
CMBX.NA.BBB-.6	MSC	USD	3,725,000	3.00%	05/11/2063	Monthly	—	(515,420)	(1,052,654)	(537,234)
PrimeX.ARM.2 (20)(21)	JPM	USD	80,800	4.58%	12/25/2037	Monthly	2,578	—	381	(2,197)

Total							$20,110	$(3,965,031)	$(6,869,084)	$(2,924,163)

Total OTC credit default swap contracts							$690,005	$(3,965,203)	$(6,690,817)	$(3,415,619)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.EM.35.V1	USD	24,345,000	1.00%	06/20/2026	Quarterly	$(873,335)	$(766,550)	$106,785
CDX.NA.IG.36.V1	USD	6,065,000	1.00%	06/20/2026	Quarterly	131,350	157,392	26,042

Total						$(741,985)	$(609,158)	$32,827

Credit default swaps on single-name issues:
Sell protection:
Colombia Republic (BBB-)	USD	16,495,000	1.00%	06/20/2026	Quarterly	$(217,785)	$(155,811)	$61,974
Indonesia Republic (BBB)	USD	16,155,000	1.00%	06/20/2026	Quarterly	90,529	241,535	151,006
Panama Republic (BBB)	USD	4,475,000	1.00%	06/20/2026	Quarterly	37,402	76,956	39,554
Peruvian Government International Bond (BBB+)	USD	8,070,000	1.00%	06/20/2026	Quarterly	56,465	62,934	6,469
Republic of Brazil	USD	10,380,000	1.00%	06/20/2026	Quarterly	(592,779)	(442,878)	149,901
Russian Federation	USD	9,860,000	1.00%	06/20/2026	Quarterly	(77,813)	11,561	89,374
United Mexican States (BBB)	USD	11,140,000	1.00%	06/20/2026	Quarterly	(47,370)	72,969	120,339

Total						$(751,351)	$(132,734)	$618,617

Total centrally cleared credit default swap contracts						$(1,493,336)	$(741,892)	$751,444

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. USD SOFR	0.07% Fixed	USD	23,025,000	08/12/2025	Annual	$—	$(2,299)	$489,866	$492,165
3 Mo. USD LIBOR	0.81% Fixed	USD	15,480,000	09/16/2050	Semi-Annual	47,304	—	4,442,746	4,395,442

Total centrally cleared interest rate swap contracts						$47,304	$(2,299)	$4,932,612	$4,887,607

The accompanying notes are an integral part of these financial statements.

158

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,777,000	EUR	2,119,002	USD	BNP	06/16/2021	$19,479	$—
356,000	ILS	108,241	USD	GSC	06/16/2021	1,411	—
4,015,809	USD	5,213,000	AUD	TDB	06/16/2021	—	(906)
11,885,190	USD	9,822,000	EUR	BNP	05/28/2021	70,011	—
606,286	USD	507,000	EUR	BCLY	06/16/2021	—	(3,849)
775,986	USD	650,000	EUR	BOA	06/16/2021	—	(6,239)
976,106	USD	820,000	EUR	SSG	06/16/2021	—	(10,700)
570,254	USD	483,000	EUR	CIB	06/16/2021	—	(10,999)
1,803,390	USD	1,512,000	EUR	CBK	06/16/2021	—	(16,185)
2,388,714	USD	2,001,000	EUR	ANZ	06/16/2021	—	(19,334)
4,543,593	USD	3,835,000	EUR	CIBC	06/16/2021	—	(71,531)
64,778,083	USD	54,313,000	EUR	MSC	06/16/2021	—	(583,385)
107,299	USD	356,000	ILS	MSC	06/16/2021	—	(2,352)
2,318,930	USD	47,065,000	MXN	GSC	06/10/2021	6,195	—

Total Foreign Currency Contracts						$97,096	$(725,480)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$671,642,092	$—	$671,642,092	$—
Corporate Bonds	1,070,845,249	—	1,070,845,249	—
Foreign Government Obligations	153,794,357	—	153,794,357	—
Municipal Bonds	56,908,329	—	56,908,329	—
Senior Floating Rate Interests	153,419,141	—	153,419,141	—
U.S. Government Agencies	1,365,947,207	—	1,365,947,207	—
U.S. Government Securities	799,473,580	—	799,473,580	—
Common Stocks
Energy	65,224	—	—	65,224
Preferred Stocks	433,994	433,994	—	—
Warrants	101	—	—	101
Short-Term Investments	146,585,463	6,389,889	140,195,574	—
Purchased Options	3,211,858	—	3,211,858	—
Foreign Currency Contracts(2)	97,096	—	97,096	—
Futures Contracts(2)	3,627,128	3,627,128	—	—
Swaps - Credit Default(2)	751,448	—	751,448	—
Swaps - Interest Rate(2)	4,887,607	—	4,887,607	—

Total	$4,431,689,874	$10,451,011	$4,421,173,538	$65,325

Liabilities
Foreign Currency Contracts(2)	$(725,480)	$—	$(725,480)	$—
Futures Contracts(2)	(1,811,855)	(1,811,855)	—	—
Swaps - Credit Default(2)	(3,415,623)	—	(3,413,217)	(2,406)
TBA Sale Commitments	(83,408,015)	—	(83,408,015)	—
Written Options	(2,386,420)	—	(2,386,420)	—

Total	$(91,747,393)	$(1,811,855)	$(89,933,132)	$(2,406)

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

159

The Hartford World Bond Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 0.0%
	United States - 0.0%
5,754	Caesars Entertainment, Inc.*	$562,972
2,269	Foresight Energy LLC*(1)(2)	19,913

		582,885

	Total Common Stocks (cost $259,210)	$582,885

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%
	Bermuda - 0.1%
$875,000	Bellemeade Re Ltd. 1.77%, 03/25/2031, 3 mo. USD SOFR + 1.750%(3)(4)	875,004
1,545,000	Home Re Ltd. 1.66%, 07/25/2033, 1 mo. USD LIBOR + 1.550%(3)(4)	1,516,775

		2,391,779

	Cayman Islands - 1.3%
810,000	ACRE Commercial Mortgage Ltd. 1.52%, 12/18/2037, 1 mo. USD LIBOR + 1.400%(3)(4)	806,979
2,000,000	ALM VII Ltd. 3.73%, 07/15/2029, 3 mo. USD LIBOR + 3.550%(3)(4)	2,014,056
	Apidos CLO
2,125,000	2.78%, 04/15/2031, 3 mo. USD LIBOR + 2.600%(3)(4)	2,068,955
1,040,000	2.88%, 07/24/2031, 3 mo. USD LIBOR + 2.700%(3)(4)	1,041,554
2,290,000	Arbor Realty Collateralized Loan Obligation Ltd. 2.17%, 02/15/2035, 1 mo. USD LIBOR + 2.050%(3)(4)	2,285,703
1,295,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.87%, 09/15/2034, 1 mo. USD LIBOR + 1.750%(3)(4)	1,293,782
500,000	Atrium IX 3.79%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(3)(4)	500,542
3,250,000	Atrium XII 1.83%, 04/22/2027, 3 mo. USD LIBOR + 1.650%(3)(4)	3,250,143
1,335,000	BlueMountain CLO Ltd. 2.18%, 11/20/2028, 3 mo. USD LIBOR + 2.000%(3)(4)	1,308,459
500,000	Carlyle CLO Ltd. 3.01%, 04/30/2031, 3 mo. USD LIBOR + 2.800%(3)(4)	494,923
2,500,000	Carlyle Global Market Strategies CLO Ltd. 1.59%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(3)(4)	2,470,460
2,350,000	Carlyle U.S. CLO Ltd. 1.58%, 01/15/2030, 3 mo. USD LIBOR + 1.400%(3)(4)	2,334,206
1,015,000	Covenant Credit Partners CLO Ltd. 2.03%, 10/15/2029, 3 mo. USD LIBOR + 1.850%(3)(4)	1,015,418
1,000,000	Dryden 75 CLO Ltd. 2.00%, 04/15/2034, 3 mo. USD LIBOR + 1.800%(3)(4)	1,000,420
	Dryden Senior Loan Fund
2,050,000	6.64%, 08/15/2030, 3 mo. USD LIBOR + 6.450%(3)(4)	2,042,735
940,000	7.06%, 04/15/2029, 3 mo. USD LIBOR + 6.880%(3)(4)	940,155
1,805,000	7.15%, 04/15/2029, 3 mo. USD LIBOR + 6.970%(3)(4)	1,806,011
290,000	Flatiron CLO Ltd. 4.88%, 04/15/2027, 3 mo. USD LIBOR + 4.700%(3)(4)	288,475
1,500,000	Harriman Park CLO Ltd. 3.29%, 04/20/2034, 3 mo. USD LIBOR + 3.100%(3)(4)	1,499,841
	HPS Loan Management Ltd.
2,937,500	1.65%, 02/05/2031, 3 mo. USD LIBOR + 1.450%(3)(4)	2,910,384
750,000	2.59%, 01/20/2028, 3 mo. USD LIBOR + 2.400%(3)(4)	749,620

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	Cayman Islands - 1.3% - (continued)
	LCM L.P.
$1,040,000	1.59%, 04/20/2028, 3 mo. USD LIBOR + 1.400%(3)(4)	$1,040,302
2,240,000	2.14%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(3)(4)	2,240,947
	Madison Park Funding Ltd.
1,000,000	1.79%, 10/21/2030, 3 mo. USD LIBOR + 1.600%(3)(4)	1,000,202
1,750,000	2.09%, 04/20/2026, 3 mo. USD LIBOR + 1.900%(3)(4)	1,752,744
3,000,000	2.09%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(3)(4)	2,993,682
2,470,000	Magnetite Ltd. 3.56%, 01/25/2032, 3 mo. USD LIBOR + 3.300%(3)(4)	2,477,988
430,000	Magnetite XV Ltd. 2.93%, 07/25/2031, 3 mo. USD LIBOR + 2.750%(3)(4)	429,097
	Octagon Investment Partners Ltd.
2,765,000	2.43%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(3)(4)	2,765,459
1,504,000	5.93%, 07/15/2027, 3 mo. USD LIBOR + 5.750%(3)(4)	1,491,706
1,500,000	OZLM Ltd. 2.03%, 04/15/2031, 3 mo. USD LIBOR + 1.850%(3)(4)	1,475,226
	Palmer Square Loan Funding Ltd.
1,110,000	0.00%, 05/20/2029, 3 mo. USD LIBOR + 2.400%(3)(4)(5)	1,109,993
2,495,000	6.16%, 04/20/2029, 3 mo. USD LIBOR + 6.000%(3)(4)	2,510,085
1,155,000	Race Point CLO Ltd. 3.68%, 02/20/2030, 3 mo. USD LIBOR + 3.500%(3)(4)	1,155,125
1,500,000	Sound Point CLO Ltd. 2.03%, 01/26/2031, 3 mo. USD LIBOR + 1.850%(3)(4)	1,462,099
903,516	Thunderbolt Aircraft Lease 4.15%, 09/15/2038(3)(6)	906,862
1,015,000	Westcott Park CLO Ltd. 2.44%, 07/20/2028, 3 mo. USD LIBOR + 2.250%(3)(4)	1,017,530

		57,951,868

	United States - 5.7%
1,849,667	Aaset Trust 3.84%, 05/15/2039(3)	1,812,744
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(3)(7)	1,369,157
2,384,000	AMSR Trust 2.01%, 11/17/2037(3)	2,368,069
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(3)(7)	1,761,305
1,650,000	Antler Mortgage Trust 2.12%, 11/25/2024(3)(7)	1,649,975
1,675,000	BAMLL Commercial Mortgage Securities Trust 2.83%, 01/15/2032(3)	1,749,364
2,288,258	BBCMS Mortgage Trust 1.74%, 04/15/2053(7)(8)	243,546
946,000	Bellemeade Re Ltd. 2.71%, 06/25/2030, 1 mo. USD LIBOR + 2.600%(3)(4)	950,603
	Benchmark Mortgage Trust
20,788,990	0.67%, 07/15/2051(7)(8)	554,153
2,759,504	1.21%, 03/15/2052(7)(8)	187,029
3,347,977	1.64%, 01/15/2054(7)(8)	400,153
750,000	BFLD Trust 2.17%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(3)(4)	759,404
3,121,699	Bravo Residential Funding Trust 1.99%, 04/25/2031(3)(6)	3,124,140
	BX Commercial Mortgage Trust
4,589,695	2.12%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(3)(4)	4,589,691
2,494,943	2.12%, 12/15/2036, 1 mo. USD LIBOR + 2.000%(3)(4)	2,494,195

The accompanying notes are an integral part of these financial statements.

160

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	United States - 5.7% - (continued)
$1,578,500	2.17%, 11/15/2035, 1 mo. USD LIBOR + 2.050%(3)(4)	$1,577,513
1,370,000	2.22%, 10/15/2037, 1 mo. USD LIBOR + 2.100%(3)(4)	1,372,919
690,000	2.37%, 01/15/2034, 1 mo. USD LIBOR + 2.250%(3)(4)	689,584
1,297,370	2.62%, 12/15/2036, 1 mo. USD LIBOR + 2.500%(3)(4)	1,296,592
3,050,000	2.87%, 10/15/2037, 1 mo. USD LIBOR + 2.750%(3)(4)	3,056,403
2,499,852	BX Trust 2.09%, 09/15/2037, 1 mo. USD LIBOR + 1.975%(3)(4)	2,296,373
895,000	CAMB Commercial Mortgage Trust 1.87%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(3)(4)	895,525
7,077,219	Cantor Commercial Real Estate 1.30%, 05/15/2052(7)(8)	496,166
4,288,024	CF Hippolyta LLC 2.28%, 07/15/2060(3)	4,371,269
1,984,569	Chase Mortgage Finance Corp. 2.36%, 10/25/2057, 1 mo. USD LIBOR + 2.250%(3)(4)	2,023,973
	Citigroup Commercial Mortgage Trust
1,120,000	4.68%, 01/10/2036(3)	1,208,050
1,865,000	4.90%, 01/10/2036(3)(7)	1,994,029
1,896,023	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(3)(6)	1,904,896
3,730,000	Commercial Mortgage Pass-Through Certificates 1.32%, 03/15/2038, 1 mo. USD LIBOR + 1.200%(3)(4)	3,725,508
	Commercial Mortgage Trust
24,328,710	0.72%, 02/10/2047(7)(8)	337,451
770,000	4.89%, 02/10/2047(7)	831,258
1,385,000	5.05%, 11/10/2046(7)	1,504,475
	Connecticut Avenue Securities Trust
2,964,445	2.16%, 01/25/2040, 1 mo. USD LIBOR + 2.050%(3)(4)	2,983,631
904,922	2.21%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(3)(4)	907,749
1,294,586	2.21%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(3)(4)	1,302,082
1,503,372	2.26%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(3)(4)	1,510,472
4,520,906	2.26%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(3)(4)	4,498,165
1,093,395	2.41%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(3)(4)	1,101,352
2,011,324	2.56%, 07/25/2031, 1 mo. USD LIBOR + 2.450%(3)(4)	2,022,687
485,000	3.36%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(3)(4)	485,000
2,400,000	4.46%, 07/25/2031, 1 mo. USD LIBOR + 4.350%(3)(4)	2,480,979
3,990,000	5.36%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(3)(4)	4,126,120
	CSAIL Commercial Mortgage Trust
11,255,269	0.76%, 08/15/2051(7)(8)	399,161
48,045,614	0.89%, 06/15/2057(7)(8)	1,190,796
13,066,430	0.97%, 04/15/2050(7)(8)	334,312
769,700	CSMC Trust 3.25%, 04/25/2047(3)(7)	787,706
2,245,000	DataBank Issuer 2.06%, 02/27/2051(3)	2,242,266
290,000	Diamond Resorts Owner Trust 1.51%, 11/21/2033(3)	289,992
	Domino’s Pizza Master Issuer LLC
1,120,000	2.66%, 04/25/2051(3)	1,161,157
416,025	4.12%, 07/25/2047(3)	446,819

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	United States - 5.7% - (continued)
$3,000,000	Eagle RE Ltd. 1.91%, 01/25/2030, 1 mo. USD LIBOR + 1.800%(3)(4)	$2,924,037
1,315,000	ExteNet LLC 3.20%, 07/26/2049(3)	1,359,242
	Fannie Mae Connecticut Avenue Securities
1,812,729	2.11%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(4)	1,825,243
2,061,630	2.26%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(4)	2,084,809
1,938,302	2.31%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(4)	1,961,074
3,224,534	2.36%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(4)	3,256,901
2,419,044	2.46%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(4)	2,452,623
2,177,309	2.66%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(4)	2,221,716
4,524,568	2.91%, 02/25/2030, 1 mo. USD LIBOR + 2.800%(4)	4,615,479
471,001	3.01%, 07/25/2024, 1 mo. USD LIBOR + 2.900%(4)	475,200
1,909,594	3.76%, 09/25/2029, 1 mo. USD LIBOR + 3.650%(4)	1,976,724
837,000	3.86%, 10/25/2030, 1 mo. USD LIBOR + 3.750%(4)	858,996
3,650,000	4.36%, 01/25/2031, 1 mo. USD LIBOR + 4.250%(4)	3,740,859
256,812	4.51%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(4)	261,967
376,020	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(4)	388,795
522,350	FCI Funding LLC 3.63%, 02/18/2031(3)	530,209
	FirstKey Homes Trust
4,430,000	2.67%, 10/19/2037(3)	4,503,041
2,040,000	3.02%, 10/19/2037(3)	2,082,003
2,039,588	Five Guys Funding LLC 4.60%, 07/25/2047(3)	2,131,756
	FREMF Mortgage Trust
3,645,000	3.71%, 04/25/2048(3)(7)	3,843,416
1,855,000	3.88%, 07/25/2026(3)(7)	1,965,570
2,865,000	4.00%, 02/25/2050(3)(7)	3,043,411
2,650,000	4.21%, 07/25/2050(3)(7)	2,909,962
2,180,000	4.22%, 09/25/2025(3)(7)	2,341,889
480,000	4.53%, 02/25/2052(3)(7)	523,802
847,048	FWD Securitization Trust 2.44%, 01/25/2050(3)(7)	852,603
720,000	GB Trust 1.72%, 08/15/2037, 1 mo. USD LIBOR + 1.600%(3)(4)	723,900
600,500	GCAT Trust 1.56%, 04/25/2065(3)(6)	605,442
3,125,000	GS Mortgage Securities Corp. Trust 1.57%, 09/15/2031, 1 mo. USD LIBOR + 1.450%(3)(4)	3,067,295
	GS Mortgage Securities Trust
3,587,713	1.12%, 02/10/2052(7)(8)	222,759
9,586,102	1.18%, 05/10/2050(7)(8)	525,500
370,000	4.32%, 05/10/2050(7)	402,718
	Hertz Vehicle Financing II L.P.
847,046	2.65%, 07/25/2022(3)	850,498
247,247	2.96%, 10/25/2021(3)	248,282
	Horizon Aircraft Finance Ltd.
2,283,588	3.43%, 11/15/2039(3)	2,261,357
1,299,140	4.46%, 12/15/2038(3)	1,316,180
1,830,000	JP Morgan Chase Commercial Mortgage Securities Corp. 1.80%, 04/15/2038, 1 mo. USD LIBOR + 1.700%(3)(4)	1,831,719
2,580,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.62%, 01/16/2037(3)	2,624,535

The accompanying notes are an integral part of these financial statements.

161

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	United States - 5.7% - (continued)
$694,095	JP Morgan Wealth Management 1.31%, 03/25/2051, 3 mo. USD SOFR + 1.300%(3)(4)	$695,183
44,996,805	JPMBB Commercial Mortgage Securities Trust 0.77%, 09/15/2047(7)(8)	778,121
1,735,000	KKR Industrial Portfolio Trust 1.67%, 12/15/2037, 1 mo. USD LIBOR + 1.550%(3)(4)	1,731,178
	Legacy Mortgage Asset Trust
396,157	1.89%, 10/25/2066(3)(6)	396,220
3,752,111	3.25%, 11/25/2059(3)(6)	3,794,216
1,450,000	LHOME Mortgage Trust 2.09%, 09/25/2026(3)(7)	1,450,889
1,720,000	Life Mortgage Trust 2.47%, 03/15/2038, 1 mo. USD LIBOR + 2.350%(3)(4)	1,720,000
	LSTAR Securities Investment Ltd.
1,714,457	1.62%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(3)(4)	1,712,690
2,090,846	1.92%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(3)(4)	2,088,482
885,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(3)	887,328
	MF1 Ltd.
1,600,000	1.82%, 11/15/2035, 1 mo. USD LIBOR + 1.700%(3)(4)	1,612,993
3,025,000	2.11%, 12/25/2034, 1 mo. USD LIBOR + 2.000%(3)(4)	3,024,056
3,000,000	MHC Commercial Mortgage Trust 1.75%, 04/15/2038, 1 mo. USD LIBOR + 1.601%(3)(4)	2,995,311
12,123,715	Morgan Stanley Bank of America Merrill Lynch Trust 0.00%, 10/15/2048(5)(7)(8)	421,303
	Morgan Stanley Capital I Trust
1,600,000	1.32%, 07/15/2035, 1 mo. USD LIBOR + 1.200%(3)(4)	1,599,497
1,620,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(3)(4)	1,625,722
8,786,905	Morgan Stanley Capital Trust 1.57%, 06/15/2050(7)(8)	497,425
1,040,000	Mortgage Insurance-Linked Notes 3.01%, 11/26/2029, 1 mo. USD LIBOR + 2.900%(3)(4)	1,023,847
	Navient Private Education Refi Loan Trust
700,000	2.24%, 05/15/2069(3)	687,786
2,899,425	3.13%, 02/15/2068(3)	2,967,054
1,130,000	Neighborly Issuer LLC 3.58%, 04/30/2051(3)	1,149,742
726,333	New Residential Mortgage LLC 4.09%, 07/25/2054(3)	727,036
505,000	Oaktown Re VI Ltd. 1.66%, 10/25/2033, 3 mo. USD SOFR + 1.650%(3)(4)	507,634
1,652,625	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(3)	1,656,657
	PMT Credit Risk Transfer Trust
1,043,498	2.11%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(3)(4)	996,952
426,121	2.81%, 10/27/2022, 1 mo. USD LIBOR + 2.700%(3)(4)	427,071
	Preston Ridge Partners Mortgage Trust LLC
739,520	2.12%, 03/25/2026(3)(7)	740,745
798,902	2.36%, 11/25/2025(3)(6)	801,223
2,869,560	2.86%, 09/25/2025(3)(6)	2,885,418
1,313,709	3.50%, 10/25/2024(3)(7)	1,324,256
1,589,385	3.67%, 08/25/2025(3)(6)	1,600,747
970,000	3.72%, 04/25/2026(3)(6)(9)	969,973
	Progress Residential Trust
755,000	2.30%, 10/17/2027(3)	750,017

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	United States - 5.7% - (continued)
$588,000	2.31%, 05/17/2038(3)(9)	$587,879
2,955,000	2.54%, 05/17/2026(3)	2,960,124
1,335,000	2.55%, 04/19/2038(3)	1,335,718
2,000,000	5.37%, 10/17/2035(3)	2,025,968
1,238,822	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(3)	1,233,286
955,000	SFO Commercial Mortgage Trust 0.00%, 05/15/2038(5)	955,000
2,400,550	Sonic Capital LLC 4.03%, 02/20/2048(3)	2,450,073
211,549	START Ltd. 3.54%, 11/15/2044(3)	209,294
1,087,192	Store Master Funding LLC 3.96%, 10/20/2048(3)	1,136,248
1,180,000	Structured Agency Credit Risk Trust 2.21%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(3)(4)	1,193,877
2,320,000	Tricon American Homes 4.88%, 07/17/2038(3)	2,473,266
970,000	Tricon American Homes Trust 3.41%, 09/17/2034(3)	976,535
	Vantage Data Centers Issuer LLC
3,325,000	1.65%, 09/15/2045(3)	3,311,183
1,052,167	3.19%, 07/15/2044(3)	1,092,348
307,245	VCAT LLC 2.29%, 12/26/2050(3)(6)	307,840
	Verus Securitization Trust
2,767,906	3.00%, 11/25/2059(3)(6)	2,811,466
845,000	3.20%, 10/25/2063(3)(7)	850,505
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(3)(7)	1,110,674
955,000	VOLT C LLC 1.99%, 05/25/2051(3)(6)	955,709
436,251	VOLT XCII LLC 1.89%, 02/27/2051(3)(6)	436,293
750,000	VOLT XCIII LLC 4.83%, 02/27/2051(3)(6)	746,476
2,749,894	VOLT XCV LLC 2.24%, 03/27/2051(3)(6)	2,755,755
1,346,304	VOLT XCVI LLC 2.12%, 03/27/2051(3)(6)	1,350,356
1,865,000	VOLT XCVII LLC 4.83%, 04/25/2051(3)(6)	1,846,563
1,957,959	Wave LLC 3.60%, 09/15/2044(3)	1,964,991
2,000,000	Wells Fargo Commercial Mortgage Trust 3.07%, 08/15/2049(7)	1,913,059
	Wells Fargo N.A.
3,682,625	1.12%, 02/15/2052(7)(8)	220,018
10,313,530	1.18%, 04/15/2052(7)(8)	712,679
9,626,779	1.35%, 03/15/2063(7)(8)	840,050
1,825,000	Westlake Automobile Receivables Trust 2.33%, 08/17/2026(3)	1,824,018
	WF-RBS Commercial Mortgage Trust
9,732,948	1.43%, 03/15/2047(7)(8)	280,773
4,095,000	5.32%, 06/15/2044(3)(7)	4,079,363

		244,871,629

	Total Asset & Commercial Mortgage-Backed Securities (cost $303,651,945)	$305,215,276

CORPORATE BONDS - 15.2%
	Bermuda - 0.0%
$655,000	Fly Leasing Ltd. 5.25%, 10/15/2024(10)	$668,100

	British Virgin Islands - 0.0%
2,205,000	Huarong Finance II Co., Ltd. 5.50%, 01/16/2025(11)	1,714,387

	Canada - 0.3%
	Bausch Health Cos., Inc.
875,000	5.00%, 02/15/2029(3)	876,348
3,055,000	6.13%, 04/15/2025(3)	3,123,737
9,988,000	CPPIB Capital, Inc. 1.25%, 01/28/2031(3)	9,455,409
535,000	goeasy Ltd. 4.38%, 05/01/2026(3)	541,019

		13,996,513

The accompanying notes are an integral part of these financial statements.

162

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.2% - (continued)
		Cayman Islands - 0.2%
	$440,000	Hawaiian Brand Intellect 5.75%, 01/20/2026(3)	$464,750
	3,950,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(3)	4,128,281
	1,700,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023(11)	1,547,850

			6,140,881

		Finland - 0.2%
EUR	6,735,000	Nokia Oyj 2.38%, 05/15/2025(11)	8,587,839

		France - 0.8%
		Altice France S.A.
	3,685,000	2.50%, 01/15/2025(3)	4,366,467
	4,555,000	3.38%, 01/15/2028(3)	5,394,104
	$1,425,000	5.13%, 01/15/2029(3)	1,428,577
EUR	1,635,000	5.88%, 02/01/2027(11)	2,093,447
	1,024,000	CAB SELAS 3.38%, 02/01/2028(3)	1,224,443
	1,260,000	La Financiere Atalian SASU 4.00%, 05/15/2024(11)	1,480,708
	16,000,000	Renault S.A. 1.00%, 04/18/2024(11)	19,092,109

			35,079,855

		Germany - 0.1%
	4,021,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(3)	4,779,861

		Ireland - 0.1%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	$1,645,000	4.13%, 08/15/2026(3)	1,692,294
	1,310,000	5.25%, 08/15/2027(3)	1,338,932
	1,330,000	Hacienda Investments Ltd. Via DME Airport DAC 5.35%, 02/08/2028(3)	1,376,444
	260,000	Jazz Securities DAC 4.38%, 01/15/2029(3)	265,850

			4,673,520

		Jersey - 0.1%
		Adient Global Holdings Ltd.
EUR	1,605,000	3.50%, 08/15/2024(11)	1,989,799
	$960,000	4.88%, 08/15/2026(3)(10)	985,200

			2,974,999

		Liberia - 0.0%
	960,000	Royal Caribbean Cruises Ltd. 9.13%, 06/15/2023(3)	1,059,802

		Luxembourg - 0.4%
EUR	2,075,000	Altice Financing S.A. 2.25%, 01/15/2025(3)	2,441,657
	1,585,000	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(3)(12)	1,949,203
	490,000	BK LC Lux Finco S.a.r.l. 5.25%, 04/30/2029(3)	599,706
	7,880,000	Medtronic Global Holdings SCA 1.00%, 07/02/2031	9,815,918

			14,806,484

		Mexico - 0.0%
	$1,285,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(3)	1,267,614

		Mult - 0.1%
	1,375,000	American Airlines, Inc. 5.75%, 04/20/2029(3)	1,473,312
	420,000	Clarios Global L.P. / Clarios U.S. Finance Co. 8.50%, 05/15/2027(3)	453,600
EUR	1,115,000	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 4.38%, 05/15/2026(3)	1,384,075

			3,310,987

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.2% - (continued)
		Netherlands - 0.8%
EUR	1,415,000	Diamond (BC) B.V. 5.63%, 08/15/2025(11)	$1,737,895
	$4,475,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(3)	4,505,170
	2,667,000	NXP B.V. / NXP Funding LLC 3.88%, 09/01/2022(3)	2,779,443
	2,400,000	Petrobras Global Finance B.V. 5.09%, 01/15/2030	2,536,200
	8,950,000	Siemens Financieringsmaatschappij N.V. 2.90%, 05/27/2022(3)	9,201,604
		Teva Pharmaceutical Finance Netherlands B.V.
	4,550,000	2.20%, 07/21/2021	4,550,000
	1,900,000	2.80%, 07/21/2023	1,881,247
		United Group B.V.
EUR	1,750,000	3.63%, 02/15/2028(11)	2,040,819
	545,000	4.00%, 11/15/2027(3)	648,674
		Volkswagen International Finance N.V.
	2,100,000	3.38%, 06/27/2024, 6 year EUR Swap + 2.970%(4)(11)(13)	2,684,994
	1,503,000	5.13%, 09/04/2023, 10 year EUR Swap + 3.350%(4)(11)(13)	1,988,583

			34,554,629

		Panama - 0.1%
		Carnival Corp.
	$1,265,000	9.88%, 08/01/2027(3)	1,486,375
	1,315,000	11.50%, 04/01/2023(3)	1,511,198

			2,997,573

		Singapore - 0.0%
	1,275,000	ABJA Investment Co. Pte Ltd. 5.45%, 01/24/2028(11)	1,318,007

		Spain - 0.0%
EUR	1,505,000	Banco Santander S.A. 1.00%, 12/15/2024(7)(13)	1,683,000

		Switzerland - 0.8%
		Credit Suisse Group AG
	$18,175,000	7.50%, 12/11/2023, 5 year USD Swap + 4.598%(4)(11)(13)	19,992,500
	1,875,000	7.50%, 12/11/2023, 5 year USD Swap + 4.598%(3)(4)(13)	2,062,500
	11,590,000	UBS Group Funding Switzerland AG 7.13%, 08/10/2021, 5 year USD ICE Swap + 5.883%(4)(11)(13)	11,761,068

			33,816,068

		United Kingdom - 0.2%
GBP	577,000	Bellis Acquisition Co. plc 3.25%, 02/16/2026(3)	798,918
	$7,375,000	Sky Ltd. 3.13%, 11/26/2022(3)	7,686,848

			8,485,766

		United States - 11.0%
	7,370,000	Abbott Laboratories 2.95%, 03/15/2025	7,929,883
		AbbVie, Inc.
	6,995,000	2.15%, 11/19/2021	7,064,111
	2,190,000	3.38%, 11/14/2021	2,226,327
	610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(3)	630,588
	600,000	Acrisure LLC / Acrisure Finance, Inc. 10.13%, 08/01/2026(3)	684,750
	1,870,000	AerCap Global Aviation Trust 6.50%, 06/15/2045, (6.50% fixed rate until 06/15/2025; 3 mo. USD LIBOR + 4.300% thereafter)(3)(14)	1,991,550
	3,590,000	Alabama Power Co. 2.45%, 03/30/2022	3,654,752
	2,105,000	AMC Networks, Inc. 4.25%, 02/15/2029	2,078,687

The accompanying notes are an integral part of these financial statements.

163

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.2% - (continued)
		United States - 11.0% - (continued)
		American Tower Corp.
	$4,315,000	2.40%, 03/15/2025	$4,506,600
	770,000	2.95%, 01/15/2025	820,353
	1,000,000	4.00%, 06/01/2025	1,104,477
	1,085,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(3)	1,105,626
		Apache Corp.
	1,370,000	4.38%, 10/15/2028	1,397,359
	2,060,000	4.63%, 11/15/2025	2,175,875
	300,000	Apex Tool Group LLC 9.00%, 02/15/2023(3)(10)	298,380
		APX Group, Inc.
	1,245,000	6.75%, 02/15/2027(3)	1,338,786
	1,280,000	7.63%, 09/01/2023(10)	1,313,600
		AT&T, Inc.
EUR	2,535,000	1.45%, 06/01/2022	3,090,657
	2,714,000	2.65%, 12/17/2021	3,299,150
	$3,015,000	Avantor Funding, Inc. 4.63%, 07/15/2028(3)	3,158,212
		Ball Corp.
EUR	805,000	0.88%, 03/15/2024	976,055
	1,585,000	1.50%, 03/15/2027	1,942,057
	$455,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(3)(12)	468,696
	975,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(3)	1,000,155
		Becton Dickinson and Co.
	4,051,000	2.89%, 06/06/2022	4,154,503
	3,775,000	3.73%, 12/15/2024	4,132,043
	1,720,000	Berry Global, Inc. 4.88%, 07/15/2026(3)	1,821,566
	595,000	Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC 5.13%, 04/15/2029(3)	606,335
	18,525,000	Boeing Co. 4.51%, 05/01/2023	19,794,532
	425,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(3)	433,500
		Brighthouse Financial Global Funding
	3,225,000	0.77%, 04/12/2024, 1 mo. SOFRRATE + 0.760%(3)(4)	3,239,397
	945,000	1.00%, 04/12/2024(3)	946,385
	8,115,000	Broadcom, Inc. 3.42%, 04/15/2033(3)	8,221,841
		Buckeye Partners L.P.
	900,000	4.13%, 03/01/2025(3)	922,500
	895,000	4.50%, 03/01/2028(3)	896,119
	267,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(3)	269,173
	1,025,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(3)(10)	1,053,187
	1,305,424	Cascade MH Asset Trust 1.75%, 02/25/2046(3)	1,321,383
	660,000	CEC Entertainment LLC 6.75%, 05/01/2026(3)	655,248
	1,810,000	Centene Corp. 4.63%, 12/15/2029	1,963,551
	3,375,000	CenterPoint Energy, Inc. 2.50%, 09/01/2022	3,459,921
		Charter Communications Operating LLC / Charter Communications Operating Capital
	4,756,000	4.50%, 02/01/2024	5,197,783
	9,300,000	4.91%, 07/23/2025	10,572,395
		CHS/Community Health Systems, Inc.
	120,000	4.75%, 02/15/2031(3)	119,100
	1,035,000	5.63%, 03/15/2027(3)	1,097,100
	2,645,000	6.63%, 02/15/2025(3)	2,787,169
	8,460,000	Cigna Corp. 4.13%, 11/15/2025	9,506,637
		Cinemark USA, Inc.
	607,000	4.88%, 06/01/2023	606,211

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.2% - (continued)
		United States - 11.0% - (continued)
	$590,000	5.88%, 03/15/2026(3)	$611,388
	85,000	Commercial Metals Co. 3.88%, 02/15/2031	85,000
	2,750,000	Consolidated Edison Co. of New York, Inc. 0.60%, 06/25/2021, 3 mo. USD LIBOR + 0.400%(4)	2,751,570
		Continental Resources, Inc.
	730,000	4.38%, 01/15/2028(10)	793,875
	785,000	4.90%, 06/01/2044(10)	817,358
	570,000	5.75%, 01/15/2031(3)	661,200
	670,000	Cornerstone Building Brands, Inc. 6.13%, 01/15/2029(3)	716,063
	1,300,000	Cox Communications, Inc. 2.95%, 06/30/2023(3)	1,358,866
	3,300,000	Crown Castle International Corp. 3.20%, 09/01/2024	3,539,338
	578,000	CVS Health Corp. 3.70%, 03/09/2023	611,712
		Discovery Communications LLC
	4,185,000	2.95%, 03/20/2023	4,363,502
	1,750,000	3.80%, 03/13/2024	1,885,626
		Dominion Energy, Inc.
	4,970,000	2.45%, 01/15/2023(3)	5,132,433
	3,725,000	2.72%, 08/15/2021(6)(7)	3,749,261
	4,365,000	3.30%, 03/15/2025	4,716,743
	395,000	Dun & Bradstreet Corp. 10.25%, 02/15/2027(3)	437,956
	5,150,000	Eli Lilly & Co. 2.35%, 05/15/2022	5,263,023
	2,111,000	EnLink Midstream LLC 5.63%, 01/15/2028(3)	2,182,246
		EQM Midstream Partners L.P.
	925,000	4.50%, 01/15/2029(3)	918,062
	705,000	4.75%, 01/15/2031(3)	697,872
	1,135,000	6.00%, 07/01/2025(3)	1,239,987
	930,000	6.50%, 07/15/2048	943,624
	930,000	EQT Corp. 3.90%, 10/01/2027	969,609
		ERAC USA Finance LLC
	937,000	2.60%, 12/01/2021(3)	947,021
	1,550,000	3.30%, 10/15/2022(3)	1,611,938
	2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,561,116
	965,000	FelCor Lodging L.P. 6.00%, 06/01/2025	986,712
EUR	23,275,000	Fidelity National Information Services, Inc. 0.63%, 12/03/2025	28,595,174
	$1,950,000	Fiserv, Inc. 2.75%, 07/01/2024	2,069,111
		Ford Motor Credit Co. LLC
	500,000	3.09%, 01/09/2023	509,385
	399,000	4.06%, 11/01/2024	420,091
	2,585,000	5.13%, 06/16/2025	2,823,854
	501,000	5.58%, 03/18/2024	546,090
	7,325,000	Fox Corp. 3.05%, 04/07/2025	7,824,850
		Freedom Mortgage Corp.
	1,915,000	7.63%, 05/01/2026(3)	1,996,770
	618,000	8.13%, 11/15/2024(3)	639,630
	1,535,000	8.25%, 04/15/2025(3)	1,592,639
	10,590,000	General Motors Co. 5.40%, 10/02/2023	11,722,918
		Genworth Holdings, Inc.
	660,000	4.80%, 02/15/2024	645,150
	1,050,000	4.90%, 08/15/2023	1,036,875
	1,475,000	7.63%, 09/24/2021(10)	1,500,812
		Global Payments, Inc.
	1,495,000	2.65%, 02/15/2025	1,576,989
	825,000	3.75%, 06/01/2023	873,209
	2,975,000	4.00%, 06/01/2023	3,176,323
		Gray Television, Inc.
	790,000	4.75%, 10/15/2030(3)	790,000
	220,000	5.88%, 07/15/2026(3)	228,250
		HCA, Inc.
	3,725,000	5.38%, 02/01/2025	4,151,252
	1,215,000	7.50%, 11/15/2095	1,663,031

The accompanying notes are an integral part of these financial statements.

164

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.2% - (continued)
		United States - 11.0% - (continued)
	$4,180,000	Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	$4,536,213
	2,025,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(3)	2,095,875
	2,825,000	Home Point Capital, Inc. 5.00%, 02/01/2026(3)	2,781,777
EUR	2,015,000	IQVIA, Inc. 2.25%, 01/15/2028(3)	2,446,758
		L Brands, Inc.
	$15,000	5.25%, 02/01/2028	16,444
	1,095,000	6.63%, 10/01/2030(3)	1,261,944
		Lithia Motors, Inc.
	1,465,000	4.63%, 12/15/2027(3)	1,538,250
	1,255,000	5.25%, 08/01/2025(3)	1,295,787
		Macy’s Retail Holdings LLC
	26,000	2.88%, 02/15/2023(10)	26,035
	255,000	3.63%, 06/01/2024(10)	257,856
	175,000	4.30%, 02/15/2043	137,288
	80,000	4.50%, 12/15/2034(10)	71,800
	40,000	5.13%, 01/15/2042(10)	34,400
	1,208,000	5.88%, 04/01/2029(3)(10)	1,239,650
		Magic Mergeco, Inc.
	1,595,000	5.25%, 05/01/2028(3)	1,614,937
	565,000	7.88%, 05/01/2029(3)	580,600
	750,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(3)	729,375
		McDonald’s Corp.
	6,700,000	0.61%, 10/28/2021, 3 mo. USD LIBOR + 0.430%(4)	6,711,791
	5,875,000	3.30%, 07/01/2025	6,398,089
	395,000	MercadoLibre, Inc. 2.38%, 01/14/2026	393,855
	1,205,000	Meritor, Inc. 4.50%, 12/15/2028(3)	1,220,062
	7,680,000	Microchip Technology, Inc. 3.92%, 06/01/2021	7,699,972
	1,990,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(3)	2,062,058
	4,160,000	Navient Corp. 7.25%, 01/25/2022	4,316,000
	4,500,000	Netflix, Inc. 5.88%, 02/15/2025	5,203,125
	12,956,000	NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025	13,813,611
	710,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.13%, 04/01/2026(3)	726,245
		Occidental Petroleum Corp.
	330,000	2.90%, 08/15/2024	329,175
	2,848,000	4.20%, 03/15/2048	2,400,038
	510,000	5.50%, 12/01/2025	548,250
	545,000	6.13%, 01/01/2031	606,313
	3,500,000	Oracle Corp. 1.90%, 09/15/2021	3,516,348
		Ovintiv Exploration, Inc.
	685,000	5.38%, 01/01/2026	767,150
	1,285,000	5.63%, 07/01/2024	1,433,099
	419,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(3)	440,998
	2,500,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(3)	2,596,875
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	1,000,000	2.70%, 03/14/2023(3)	1,036,215
	4,815,000	3.38%, 02/01/2022(3)	4,897,350
	2,225,000	3.45%, 07/01/2024(3)	2,395,806
	1,083,000	3.90%, 02/01/2024(3)	1,166,341
	1,625,000	4.25%, 01/17/2023(3)	1,724,368
	6,865,000	PepsiCo, Inc. 2.25%, 03/19/2025	7,247,215
	1,375,000	Performance Food Group, Inc. 5.50%, 10/15/2027(3)	1,449,030
		PetSmart, Inc.
	250,000	4.75%, 02/15/2028(3)	257,113
	250,000	7.75%, 02/15/2029(3)	271,050

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.2% - (continued)
		United States - 11.0% - (continued)
	$650,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(3)	$711,750
	2,230,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(3)	2,430,700
	1,340,000	PVH Corp. 4.63%, 07/10/2025	1,489,421
	865,000	Radian Group, Inc. 4.50%, 10/01/2024	910,413
	450,000	Range Resources Corp. 8.25%, 01/15/2029(3)	488,147
	615,000	Scripps Escrow, Inc. 3.88%, 01/15/2029(3)	610,400
		Southern Co.
	4,400,000	2.35%, 07/01/2021	4,407,105
	2,400,000	2.95%, 07/01/2023	2,511,247
	2,980,000	Sprint Communications, Inc. 6.00%, 11/15/2022	3,180,435
		Sprint Corp.
	11,405,000	7.25%, 09/15/2021	11,646,786
	17,650,000	7.88%, 09/15/2023	20,121,000
		Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
	3,660,000	4.74%, 09/20/2029(3)	3,918,487
	4,660,000	5.15%, 09/20/2029(3)	5,328,151
	1,425,000	Standard Industries, Inc. 5.00%, 02/15/2027(3)	1,471,312
		Staples, Inc.
	2,950,000	7.50%, 04/15/2026(3)	3,053,250
	450,000	10.75%, 04/15/2027(3)	465,615
	670,000	Stericycle, Inc. 3.88%, 01/15/2029(3)	668,325
	2,010,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(3)	1,964,172
		T-Mobile USA, Inc.
	5,600,000	2.25%, 02/15/2026	5,635,448
	4,105,000	5.13%, 04/15/2025	4,175,606
	950,000	TransDigm, Inc. 5.50%, 11/15/2027	988,570
	6,200,000	Verizon Communications, Inc. 3.38%, 02/15/2025	6,763,236
	22,985,000	Volkswagen Group of America Finance LLC 2.90%, 05/13/2022(3)	23,562,065
	865,000	Xerox Corp. 4.07%, 03/17/2022	879,679

			472,643,620

		Total Corporate Bonds (cost $626,258,342)	$654,559,505

FOREIGN GOVERNMENT OBLIGATIONS - 61.9%
		Argentina - 0.0%
		Argentine Republic Government International Bond
	$850,000	0.13%, 07/09/2035(6)	$267,759
	850,000	0.13%, 07/09/2041(6)	302,183

			569,942

		Australia - 9.2%
		Australia Government Bond
AUD	92,098,000	0.25%, 11/21/2024(11)	70,825,137
	40,746,000	1.75%, 06/21/2051(11)	25,436,976
	133,410,000	2.75%, 11/21/2027(11)	113,612,293
	46,264,000	2.75%, 11/21/2028(11)	39,398,414
	43,898,000	2.75%, 05/21/2041(11)	35,403,930
	52,005,000	3.00%, 03/21/2047(11)	43,048,249
	73,792,000	4.75%, 04/21/2027(11)	69,402,273

			397,127,272

		Azerbaijan - 0.1%
	$4,150,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024(11)	4,507,938

The accompanying notes are an integral part of these financial statements.

165

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 61.9% - (continued)
		Canada - 12.4%
CAD	51,125,000	Canada Housing Trust No. 1 1.95%, 12/15/2025(3)	$43,186,785
		Canadian Government Bond
	52,112,000	0.25%, 02/01/2023	42,388,553
	171,525,000	1.25%, 03/01/2025	142,620,076
	115,002,000	2.00%, 09/01/2023	97,133,300
	9,203,000	2.00%, 12/01/2051	7,342,222
	187,086,000	2.25%, 03/01/2024	159,986,041
	49,801,000	Province of Ontario Canada 2.65%, 02/05/2025	43,095,176

			535,752,153

		China - 4.8%
		China Development Bank
CNY	187,590,000	3.09%, 06/18/2030	27,815,729
	487,610,000	3.34%, 07/14/2025	75,525,071
	670,780,000	3.70%, 10/20/2030	104,316,423

			207,657,223

		Croatia - 0.2%
EUR	8,615,000	Croatia Government International Bond 1.13%, 06/19/2029(11)	10,612,949

		Japan - 14.4%
		Japan Treasury Discount Bill
JPY	17,433,900,000	0.00%, 05/31/2021(15)	159,531,988
	13,898,600,000	0.00%, 06/10/2021(15)	127,185,250
	11,776,900,000	0.00%, 06/28/2021(15)	107,775,620
	12,219,750,000	0.00%, 07/19/2021(15)	111,835,566
	12,414,900,000	0.00%, 07/26/2021(15)	113,624,178

			619,952,602

		Mexico - 0.2%
	$7,155,000	Mexico Government International Bond 4.28%, 08/14/2041	7,301,677

		Morocco - 0.1%
	4,775,000	Morocco Government International Bond 3.00%, 12/15/2032(3)	4,534,245

		New Zealand - 2.4%
		Housing New Zealand Ltd.
NZD	8,200,000	1.53%, 09/10/2035(11)	5,073,669
	26,240,000	3.36%, 06/12/2025(11)	20,468,877
	123,197,000	New Zealand Government Bond 1.75%, 05/15/2041	77,763,076

			103,305,622

		Norway - 7.1%
		Norway Government Bond
NOK	215,395,000	1.25%, 09/17/2031(3)(11)	25,203,596
	117,942,000	1.38%, 08/19/2030(3)(11)	14,097,498
	659,109,000	1.50%, 02/19/2026(3)(11)	80,980,773
	223,886,000	1.75%, 09/06/2029(3)(11)	27,715,979
	1,237,584,000	3.00%, 03/14/2024(3)(11)	158,373,285

			306,371,131

		Romania - 0.6%
		Romanian Government International Bond
EUR	6,235,000	1.38%, 12/02/2029(3)	7,462,115
	5,570,000	2.00%, 04/14/2033(3)	6,602,511
	$10,114,000	4.88%, 01/22/2024(11)	11,219,561

			25,284,187

		Saudi Arabia - 0.2%
	11,325,000	Saudi Government International Bond 2.25%, 02/02/2033(3)	10,676,077

		Serbia - 0.2%
EUR	6,075,000	Serbia International Bond 1.65%, 03/03/2033(3)	7,035,987

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 61.9% - (continued)
		South Korea - 6.8%
		Korea Treasury Bond
KRW	43,346,120,000	1.25%, 03/10/2026	$38,233,453
	94,542,680,000	1.38%, 09/10/2024	85,026,914
	68,977,340,000	1.50%, 03/10/2025	62,041,011
	115,298,380,000	2.25%, 06/10/2025	106,535,863

			291,837,241

		Sweden - 3.2%
SEK	1,126,450,000	Kommuninvest I Sverige AB 1.00%, 11/13/2023(11)	136,338,603

		Total Foreign Government Obligations (cost $2,576,746,024)	$2,668,864,849

SENIOR FLOATING RATE INTERESTS - 3.0%(16)
		Cayman Islands - 0.0%
	$1,010,000	AAdvantage Loyalty IP Ltd. 0.00%, 04/20/2028(17)	$1,037,775
EUR	302,553	Diamond (BC) B.V. 3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	362,551

			1,400,326

		Denmark - 0.2%
	$1,225,000	Birkenstock GmbH & Co. KG 0.00%, 04/26/2028(17)	1,221,178
EUR	4,632,742	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	5,557,738
	$1,447,734	Vertical U.S. Newco, Inc. 4.48%, 07/30/2027, 6 mo. USD LIBOR + 4.250%	1,449,544

			8,228,460

		France - 0.0%
	1,974,465	Numericable Group S.A. 2.94%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	1,931,678

		Luxembourg - 0.1%
	1,009,017	Finastra USA, Inc. 4.50%, 06/13/2024, 6 mo. USD LIBOR + 3.500%	990,733
		Froneri International Ltd.
EUR	1,645,000	2.63%, 01/29/2027, 6 mo. EURIBOR + 2.625%	1,955,827
	100,000	5.75%, 01/31/2028, 6 mo. EURIBOR + 5.750%	120,977
	$1,010,000	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	1,009,525

			4,077,062

		Sweden - 0.2%
		Verisure Holding AB
EUR	2,830,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(17)	3,389,608
	2,485,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	2,978,388

			6,367,996

		United Kingdom - 0.3%
	1,230,000	Concorde Midco Ltd. 0.00%, 03/01/2028(17)	1,478,397
	$2,575,000	Crown Finance U.S., Inc. 0.00%, 02/28/2025, 6 mo. USD LIBOR + 2.500%(17)	2,205,539
EUR	585,000	LGC Group Holdings Ltd. 2.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	694,089
	$2,729,427	Loire Finco Luxembourg S.a.r.l. 3.11%, 04/21/2027, 1 mo. USD LIBOR + 3.000%	2,686,220

The accompanying notes are an integral part of these financial statements.

166

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 3.0%(16) - (continued)
		United Kingdom - 0.3% - (continued)
EUR	3,890,000	Lorca Finco plc 4.25%, 09/17/2027, 6 mo. EURIBOR + 4.250%	$4,676,751

			11,740,996

		United States - 2.2%
	$980,100	Acrisure LLC 3.70%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	963,762
	720,292	Apex Tool Group LLC 6.75%, 08/01/2024, 1 mo. USD LIBOR + 5.500%	720,292
	1,368,090	APX Group, Inc. 5.11%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	1,368,090
		Asurion LLC
	1,921,477	3.11%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,916,270
	240,924	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	239,155
	1,930,000	3.36%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	1,915,120
	1,140,000	5.36%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	1,155,675
		Blackhawk Network Holdings, Inc.
	2,912,638	3.11%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	2,872,997
	600,000	7.13%, 06/15/2026, 1 mo. USD LIBOR + 7.000%	594,000
	6,144,709	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	5,969,154
	2,817,649	Caesars Resort Collection LLC 2.86%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	2,784,879
	1,602,888	Cardtronics USA, Inc. 5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	1,601,285
	1,910,053	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	1,910,224
	2,830,152	Core & Main L.P. 3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	2,818,605
	1,625,000	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 3 mo. USD LIBOR + 3.750%	1,620,434
	1,740,654	CSC Holdings LLC 2.62%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,729,044
		DCert Buyer, Inc.
	985,000	0.00%, 02/16/2029(17)	988,694
	2,832,846	4.11%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	2,828,512
	2,933,906	Diamond (BC) B.V. 3.19%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	2,919,236
	3,814,463	Dun & Bradstreet Corp. 3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	3,791,805
	1,045,000	Endure Digital, Inc. 4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	1,033,902
	2,858,155	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	2,852,295
	3,933,401	EVO Payments International LLC 3.37%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	3,917,667
	2,841,480	Flex Acquisition Co., Inc. 3.45%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	2,795,675
		Froneri International Ltd.
	724,525	2.36%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	713,389
	500,000	5.86%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	504,065

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 3.0%(16) - (continued)
	United States - 2.2% - (continued)
	Frontier Communications Corp.
$285,000	0.00%, 10/08/2027(17)	$283,811
1,570,000	4.50%, 10/08/2021, 1 mo. USD LIBOR + 3.750%	1,563,453
3,831,050	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	3,795,919
2,915,007	Hub International Ltd. 3.18%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	2,874,663
2,680,955	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	2,681,786
1,620,000	Ingram Micro, Inc. 0.00%, 03/31/2028(17)	1,620,000
1,291,763	IRB Holding Corp. 4.25%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	1,288,133
1,896,125	JetBlue Airways Corp. 6.25%, 06/17/2024, 3 mo. USD LIBOR + 5.250%	1,944,874
	LBM Acquisition LLC
294,017	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(17)(18)	293,200
1,323,077	4.50%, 12/17/2027, 3 mo. USD LIBOR + 3.750%	1,319,399
1,018,756	Lower Cadence Holdings LLC 4.11%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	1,002,201
3,725,000	MH Sub LLC 0.00%, 09/13/2024, 3 mo. USD LIBOR + 3.500%(17)	3,688,272
139,650	MI Windows and Doors LLC 4.50%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	139,825
1,210,000	Panther Commercial Holdings L.P. 0.00%, 01/07/2028(17)	1,207,979
1,305,000	PODS LLC 0.00%, 03/31/2028(17)	1,298,710
2,003,358	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	2,015,879
2,005,000	RealPage, Inc. 0.00%, 04/24/2028(17)	1,994,734
701,006	Reynolds Group Holdings, Inc. 2.86%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	699,155
1,392,821	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	1,371,664
1,045,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,096,863
2,444,184	Staples, Inc. 5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	2,387,357
2,505,000	Tecta America Corp. 0.00%, 04/01/2028(17)	2,486,213
3,662,175	USI, Inc. 3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,620,976
1,390,000	WW International, Inc. 0.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(17)	1,388,958

		94,588,250

	Total Senior Floating Rate Interests (cost $127,346,674)	$128,334,768

U.S. GOVERNMENT AGENCIES - 1.7%
	United States - 1.7%
	FHLMC - 1.2%
$3,630,000	0.40%, 01/25/2031(7)(8)	$99,784
5,078,414	0.87%, 12/25/2030(7)(8)	323,052
1,019,499	0.97%, 11/25/2030(7)(8)	73,168
1,873,831	1.12%, 10/25/2030(7)(8)	154,024
2,007,870	1.43%, 06/25/2030(7)(8)	210,523
10,014,888	1.48%, 01/25/2030(7)(8)	1,033,381
7,404,729	1.49%, 06/25/2030(7)(8)	806,827

The accompanying notes are an integral part of these financial statements.

167

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 1.7% - (continued)
	United States - 1.7% - (continued)
	FHLMC - 1.2% - (continued)
$2,528,585	1.51%, 02/25/2049, 1 mo. USD LIBOR + 1.400%(3)(4)	$2,528,585
3,622,143	1.54%, 05/25/2030(7)(8)	408,303
3,261,834	1.64%, 02/25/2035(7)(8)	510,866
13,660,079	1.65%, 01/25/2030(7)(8)	1,569,441
8,927,434	1.71%, 01/25/2030(7)(8)	1,080,437
3,690,853	1.78%, 09/25/2041(7)(8)	123,421
6,561,614	1.81%, 03/25/2030(7)(8)	857,291
1,730,000	1.81%, 01/25/2051, 3 mo. USD SOFR + 1.800%(3)(4)	1,720,233
1,538,211	1.82%, 04/25/2030(7)(8)	197,377
2,709,712	1.83%, 01/25/2048(7)(8)	236,328
5,047,170	1.93%, 11/25/2047(7)(8)	666,231
2,067,395	1.96%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(3)(4)	2,080,368
825,000	1.96%, 02/25/2050, 1 mo. USD LIBOR + 1.850%(3)(4)	832,760
6,240,000	1.99%, 03/25/2048(7)(8)	883,015
1,665,611	2.01%, 01/25/2050, 1 mo. USD LIBOR + 1.900%(3)(4)	1,674,693
1,410,000	2.01%, 12/25/2050, 3 mo. USD SOFR + 2.000%(3)(4)	1,411,697
224,170	2.01%, 01/25/2051, 3 mo. USD SOFR + 2.000%(3)(4)	225,920
5,823,080	2.02%, 10/25/2047(7)(8)	803,427
1,479,915	2.09%, 09/25/2046(7)(8)	211,672
79,985	2.16%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(3)(4)	80,945
1,018,243	2.16%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(3)(4)	1,031,548
2,075,000	2.17%, 08/25/2047(7)(8)	304,897
7,245,592	2.18%, 06/25/2044(7)(8)	704,314
1,465,000	2.26%, 11/25/2048, 1 mo. USD LIBOR + 2.150%(3)(4)	1,460,411
6,087,872	2.28%, 01/25/2042(7)(8)	321,690
3,742,315	2.39%, 12/25/2045(7)(8)	552,170
1,070,000	2.39%, 01/25/2046(7)(8)	162,171
2,342,243	2.41%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(4)	2,365,742
579,556	2.56%, 12/25/2042, 1 mo. USD LIBOR + 2.450%(4)	576,639
1,092,419	2.56%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(3)(4)	1,110,922
1,591,756	2.75%, 03/25/2049(7)(8)	333,532
1,671,418	2.76%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(3)(4)	1,706,038
775,000	2.79%, 04/25/2031(7)(8)	173,583
1,735,000	2.81%, 10/25/2050, 3 mo. USD SOFR + 2.800%(3)(4)	1,763,667
6,476,192	3.00%, 05/15/2034(8)	529,452
2,570,000	3.06%, 11/25/2049, 1 mo. USD LIBOR + 2.950%(3)(4)	2,579,643
3,624,400	3.21%, 03/25/2050, 1 mo. USD LIBOR + 3.100%(3)(4)	3,702,900
3,020,653	3.50%, 01/15/2033(8)	356,935
1,429,943	3.50%, 05/15/2036(8)	191,328
1,770,494	3.71%, 07/25/2050, 1 mo. USD LIBOR + 3.600%(3)(4)	1,791,564
1,832,823	3.95%, 02/25/2041(7)(8)	32,964
2,746,663	4.01%, 04/25/2029, 1 mo. USD LIBOR + 3.900%(4)	2,859,967
437,347	4.36%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(4)	445,527
1,095,000	4.46%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(4)	1,142,810

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 1.7% - (continued)
	United States - 1.7% - (continued)
	FHLMC - 1.2% - (continued)
$2,775,000	4.86%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(4)	$2,973,071
1,053,243	5.00%, 09/15/2036(8)	189,867
681,368	5.00%, 02/15/2048(8)	137,399

		50,304,520

	FNMA - 0.1%
3,905,927	3.00%, 01/25/2028(8)	265,763
3,503,712	3.50%, 04/25/2028(8)	255,811
2,786,684	4.00%, 01/25/2028(8)	221,805
1,124,167	4.00%, 04/25/2032(8)	127,775
2,900,912	4.50%, 03/25/2048(8)	551,012
3,739,025	4.50%, 05/25/2049(8)	599,655
1,953,055	5.50%, 09/25/2044(8)	399,879
884,084	5.50%, 06/25/2048(8)	167,332
2,973,317	6.50%, 03/25/2045(8)	746,116

		3,335,148

	GNMA - 0.1%
3,117,347	3.50%, 10/20/2029(8)	279,070
2,890,887	3.50%, 01/20/2030(8)	270,618
3,224,191	3.50%, 11/20/2031(8)	273,854
796,086	4.00%, 01/16/2046(8)	165,718
4,075,209	4.50%, 12/16/2039(8)	639,920
224,753	4.50%, 04/20/2045(8)	35,859
3,701,855	4.50%, 08/20/2045(8)	722,678
1,183,239	5.00%, 05/16/2044(8)	190,528
355,261	5.00%, 07/16/2044(8)	67,715
1,103,044	5.00%, 12/16/2045(8)	185,141
1,829,508	5.00%, 07/16/2047(8)	339,390
881,130	5.00%, 09/20/2047(8)	162,249
936,870	5.00%, 11/16/2047(8)	170,835
1,970,517	5.00%, 06/20/2048(8)	317,073
3,698,447	5.50%, 11/16/2046(8)	773,042
771,278	5.50%, 02/20/2047(8)	136,953
1,326,377	5.86%, 07/20/2039(7)(8)	194,677
1,577,734	6.00%, 09/20/2045(8)	299,508

		5,224,828

	SLC Student Loan Trust - 0.0%
720,696	1.08%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(4)	709,286

	SLM Student Loan Trust - 0.0%
1,385,417	0.93%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(4)	1,368,236

	UMBS - 0.3%
6,125,000	2.50%, 05/13/2051(19)	6,351,816
6,125,000	2.50%, 06/14/2051(19)	6,337,721

		12,689,537

	Total U.S. Government Agencies (cost $75,049,222)	$73,631,555

U.S. GOVERNMENT SECURITIES - 3.9%
	United States - 3.9%
	U.S. Treasury Bonds - 1.4%
$50,897,000	0.00%, 11/15/2050(5)	$25,385,606
17,332,000	2.25%, 08/15/2049	17,149,201
18,461,000	3.00%, 02/15/2047	21,066,453

		63,601,260

	U.S. Treasury Notes - 2.5%
39,617,000	1.75%, 04/30/2022	40,276,252
62,936,000	2.25%, 02/15/2027(20)(21)(22)	67,169,429

		107,445,681

	Total U.S. Government Securities (cost $175,405,837)	$171,046,941

The accompanying notes are an integral part of these financial statements.

168

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 0.4%
		Auto Manufacturers - 0.1%
	$1,152,000	Ford Motor Co. 0.00%, 03/15/2026(3)(5)	$1,137,600

		Healthcare-Products - 0.0%
	580,000	NuVasive, Inc. 0.38%, 03/15/2025	602,112

		Oil & Gas - 0.0%
	550,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025(3)	834,350

		Pharmaceuticals - 0.1%
	4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	4,545,890

		Telecommunications - 0.2%
EUR	7,300,000	Telecom Italia S.p.A. 1.13%, 03/26/2022(11)	8,790,026

		Total Convertible Bonds (cost $15,509,814)	$15,909,978

PREFERRED STOCKS - 0.0%
		United States - 0.0%
	21,100	GMAC Capital Trust Series 2, 5.98%(4)	$541,004

		Total Preferred Stocks (cost $552,899)	$541,004

		Total Long-Term Investments (cost $3,900,779,967)	$4,018,686,761

SHORT-TERM INVESTMENTS - 4.6%
		Repurchase Agreements - 4.5%
	192,417,392	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $192,417,472; collateralized by U.S. Treasury Inflation Index Government Bond at 1.750%, maturing 01/15/2028, with a market value of $196,265,814	192,417,392

		Securities Lending Collateral - 0.1%
	737,749	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(23)	737,749
	5,174,792	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(23)	5,174,792

			5,912,541

		Total Short-Term Investments (cost $198,329,933)	$198,329,933

Total Investments Excluding Purchased Options (cost $4,099,109,900)	97.8%	$4,217,016,694

Total Purchased Options (cost $1,737,036)	0.0%	$868,067

Total Investments (cost $4,100,846,936)	97.8%	$4,217,884,761
Other Assets and Liabilities	2.2%	94,208,419

Total Net Assets	100.0%	$4,312,093,180

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of this security was $19,913, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	Investment valued using significant unobservable inputs.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $898,471,000, representing 20.8% of net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(5)	Security is a zero-coupon bond.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Securities disclosed are interest-only strips.

(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,557,955 at April 30, 2021.

(10)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(11)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $978,540,031, representing 22.7% of net assets.

(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(13)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(14)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(15)	The rate shown represents current yield to maturity.

(16)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating

The accompanying notes are an integral part of these financial statements.

169

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

(17)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(18)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2021, the aggregate value of the unfunded commitment was $293,200, which rounds to 0.0% of total net assets.

(19)	Represents or includes a TBA transaction.
(20)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2021, the market value of securities pledged was $18,677,148.

(21)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2021, the market value of securities pledged was $39,115,285.

(22)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2021, the market value of securities pledged was $5,524,167.

(23)	Current yield as of period end.

OTC Option Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
EUR Put/USD Call	JPM	1.17 EUR	05/03/2021	108,454,000	EUR	108,454,000	$130	$420,202	$(420,072)
USD Put/JPY Call	BOA	106.00 USD	07/14/2021	160,998,000	USD	160,998,000	388,810	643,992	(255,182)
USD Put/JPY Call	CBK	106.00 USD	07/14/2021	160,998,000	USD	160,998,000	370,296	530,488	(160,192)

Total purchased OTC option contracts							$759,236	$1,594,682	$(835,446)

OTC Swaption Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	MSC	1.25%	Pay	10/13/2021	USD	11,209,000	11,209,000	$43,290	$56,045	$(12,755)

Puts
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	MSC	2.25%	Receive	10/13/2021	USD	11,209,000	11,209,000	$65,541	$86,309	$(20,768)

Total purchased OTC swaption contracts								$108,831	$142,354	$(33,523)

*	Swaptions with forward premiums.

The accompanying notes are an integral part of these financial statements.

170

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	MSC	1.87%	Pay	04/13/2022	USD	(11,209,000)	11,209,000	$(318,471)	$(332,907)	$14,436

Written swaption contracts:
Puts
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 03/14/22*	MSC	1.87%	Receive	04/13/2022	USD	(11,209,000)	11,209,000	$(304,716)	$(332,907)	$28,191

Total written OTC swaption contracts								$(623,187)	$(665,814)	$42,627

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government 5-Year Bond Future	39	06/21/2021	$4,008,673	$(26,978)
U.S. Treasury 2-Year Note Future	308	06/30/2021	67,993,406	9,503

Total				$(17,475)

Short position contracts:
Australian 10-Year Bond Future	1,864	06/15/2021	200,155,000	(1,314,500)
Canadian Government 10-Year Bond Future	128	06/21/2021	14,512,533	18,216
Euro-BOBL Future	132	06/08/2021	21,381,241	34,832
Euro-BUND Future	298	06/08/2021	60,905,967	491,287
Euro-BUXL 30-Year Bond Future	13	06/08/2021	3,155,545	33,457
Euro-OAT Future	58	06/08/2021	11,191,045	77,633
Euro-Schatz Future	202	06/08/2021	27,219,124	2,284
Long Gilt Future	1,313	06/28/2021	231,506,311	909,549
U.S. Treasury 5-Year Note Future	1,333	06/30/2021	165,208,688	(225,548)
U.S. Treasury 10-Year Note Future	1,141	06/21/2021	150,647,656	298,131
U.S. Treasury 10-Year Ultra Future	631	06/21/2021	91,840,078	(1,072,217)
U.S. Treasury Long Bond Future	202	06/21/2021	31,764,500	(437,151)
U.S. Treasury Ultra Bond Future	265	06/21/2021	49,265,156	98,709

Total				$(1,085,318)

Total futures contracts				$(1,102,793)

TBA Sale Commitments Outstanding at April 30, 2021
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
UMBS, 1.50%	$262,500	05/18/2036	$(265,617)	$(697)
UMBS, 1.50%	8,050,000	05/13/2051	(7,884,283)	(64,463)
UMBS, 3.00%	2,925,000	05/13/2051	(3,063,071)	(7,474)

Total TBA sale commitments (proceeds receivable $11,140,337)			$(11,212,971)	$(72,634)

At April 30, 2021, the aggregate market value of TBA Sale Commitments represents (0.3)% of total net assets.

The accompanying notes are an integral part of these financial statements.

171

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-.12	MSC	USD	1,290,000	(3.00%)	08/17/2061	Monthly	$89,024	$—	$72,637	$(16,387)
CMBX.NA.BBB-.12	CBK	USD	2,110,000	(3.00%)	08/17/2061	Monthly	144,775	—	118,809	(25,966)
CMBX.NA.BBB-.13	MSC	USD	3,250,000	(3.00%)	12/16/2072	Monthly	245,341	—	201,948	(43,393)

Total OTC credit default swap contracts							$479,140	$—	$393,394	$(85,746)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.36.V1	USD	84,185,000	(5.00%)	06/20/2026	Quarterly	$(7,475,507)	$(8,752,258)	$(1,276,751)
CDX.NA.IG.36.V1	USD	206,873,000	(1.00%)	06/20/2026	Quarterly	(4,985,363)	(5,368,522)	(383,159)
ITRAXX-FINSUBS.35.V1	EUR	11,985,000	(1.00%)	06/20/2026	Quarterly	62,092	40,015	(22,077)
ITRAXX.EUR.35.V1	EUR	126,625,000	(1.00%)	06/20/2026	Quarterly	(3,863,683)	(4,093,700)	(230,017)
ITRAXX.XOVER.35.V1	EUR	10,650,000	(5.00%)	06/20/2026	Quarterly	(1,519,419)	(1,591,945)	(72,526)

Total						$(17,781,880)	$(19,766,410)	$(1,984,530)

Credit default swaps on indices:
Sell protection:
ITRAXX-FINSENS.35.V1	EUR	21,325,000	1.00%	06/20/2026	Quarterly	$541,761	$575,245	$33,484

Credit default swaps on single-name issues:
Buy protection:
Bouygues S.A.	EUR	12,125,000	(1.00%)	06/20/2026	Quarterly	$(442,060)	$(495,952)	$(53,892)
Dillard’s, Inc.	USD	3,670,000	(5.00%)	12/20/2024	Quarterly	(405,930)	(494,957)	(89,027)
Jaguar Land Rover Automotive	EUR	4,250,000	(5.00%)	12/20/2024	Quarterly	(55,906)	(348,359)	(292,453)
Kohl’s Corp.	USD	4,080,000	(1.00%)	12/20/2024	Quarterly	65,049	(32,312)	(97,361)
Renault S.A.	EUR	14,790,000	(1.00%)	06/20/2025	Quarterly	1,478,338	477,990	(1,000,348)

Total						$639,491	$(893,590)	$(1,533,081)

Credit default swaps on single-name issues:
Sell protection:
Virgin Media Finance plc (B)	EUR	12,350,000	5.00%	12/20/2025	Quarterly	$1,383,543	$1,793,043	409,500

Total centrally cleared credit default swap contracts						$(15,217,085)	$(18,291,712)	$(3,074,627)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2021
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
GSC	3 Mo. KRW KSDA	1.47% Fixed	KRW	49,763,413,000	06/16/2026	Quarterly	$—	$—	$135,604	$135,604
JPM	1 Mo. CNY CNRR	2.76% Fixed	CNY	299,406,000	06/16/2026	Quarterly	—	—	(19,131)	(19,131)
MSC	0.28% Fixed	6 Mo. EUR EURIBOR	EUR	105,166,000	06/21/2025	Annual	—	(4,360)	245,036	249,396
MSC	0.44% Fixed	6 Mo. EUR EURIBOR	EUR	23,750,000	06/16/2026	Annual	—	(56,336)	276,742	333,078
MSC	0.03% Fixed	6 Mo. JPY LIBOR	JPY	2,306,228,000	06/21/2026	Semi-Annual	5,090	—	42,346	37,256

Total OTC interest rate swap contracts							$5,090	$(60,696)	$680,597	$736,203

The accompanying notes are an integral part of these financial statements.

172

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	6.56% Fixed	MXN	968,679,026	06/04/2031	Lunar	$743,520	$—	$1,487,403	$743,883
12 Mo. SONIA	0.63% Fixed	GBP	31,218,000	06/21/2025	Annual	9,296	—	(40,239)	(49,535)
12 Mo. SONIA	1.16% Fixed	GBP	12,879,000	06/17/2031	Annual	—	(33,712)	3,467	37,179
3 Mo. CAD CDOR	1.09% Fixed	CAD	35,760,000	06/15/2025	Semi-Annual	10,203	—	(357,682)	(367,885)
3 Mo. CAD CDOR	0.97% Fixed	CAD	37,998,000	06/16/2026	Semi-Annual	45,672	—	(709,076)	(754,748)
3 Mo. CAD CDOR	1.34% Fixed	CAD	8,854,000	06/16/2031	Semi-Annual	21,066	—	(458,665)	(479,731)
3 Mo. CAD CDOR	2.78% Fixed	CAD	20,231,000	09/16/2031	Semi-Annual	—	(2,757)	(49,843)	(47,086)
3 Mo. NZD NZDBBR FRA	1.33% Fixed	NZD	30,095,000	06/21/2025	Semi-Annual	—	—	8,372	8,372
3 Mo. NZD NZDBBR FRA	1.18% Fixed	NZD	30,740,000	06/21/2025	Semi-Annual	—	—	(56,719)	(56,719)
3 Mo. NZD NZDBBR FRA	1.15% Fixed	NZD	89,639,000	06/21/2025	Semi-Annual	—	—	(198,168)	(198,168)
3 Mo. NZD NZDBBR FRA	0.69% Fixed	NZD	32,269,000	03/15/2026	Semi-Annual	13,975	—	(494,353)	(508,328)
3 Mo. NZD NZDBBR FRA	1.16% Fixed	NZD	20,787,000	09/15/2026	Semi-Annual	31,405	—	33,081	1,676
3 Mo. NZD NZDBBR FRA	1.56% Fixed	NZD	6,345,000	03/17/2031	Semi-Annual	—	—	102,035	102,035
3 Mo. NZD NZDBBR FRA	1.93% Fixed	NZD	3,225,000	06/16/2031	Semi-Annual	—	—	(14,774)	(14,774)
3 Mo. NZD NZDBBR FRA	1.95% Fixed	NZD	3,225,000	06/16/2031	Semi-Annual	—	—	(19,642)	(19,642)
3 Mo. NZD NZDBBR FRA	1.96% Fixed	NZD	3,225,000	06/16/2031	Semi-Annual	—	—	(20,291)	(20,291)
3 Mo. NZD NZDBBR FRA	1.96% Fixed	NZD	3,225,000	06/16/2031	Semi-Annual	—	—	(21,049)	(21,049)
3 Mo. NZD NZDBBR FRA	1.96% Fixed	NZD	6,177,000	06/16/2031	Semi-Annual	—	—	(38,658)	(38,658)
3 Mo. NZD NZDBBR FRA	1.96% Fixed	NZD	6,215,000	06/16/2031	Semi-Annual	—	—	(39,730)	(39,730)
3 Mo. NZD NZDBBR FRA	2.03% Fixed	NZD	9,772,000	09/15/2031	Semi-Annual	21,127	—	67,388	46,261
3 Mo. SEK STIBOR	0.34% Fixed	SEK	245,486,000	09/21/2025	Annual	2,880	—	68,544	65,664
3 Mo. SEK STIBOR	0.16% Fixed	SEK	120,082,000	06/16/2026	Annual	—	(24,786)	157,490	182,276
3 Mo. SEK STIBOR	1.28% Fixed	SEK	755,436,000	06/17/2031	Annual	—	(17,764)	159,355	177,119
3 Mo. SEK STIBOR	0.84% Fixed	SEK	56,668,000	09/15/2031	Annual	—	(26,974)	22,585	49,559
3 Mo. USD LIBOR	0.40% Fixed	USD	36,925,000	10/08/2025	Semi-Annual	—	(15,857)	680,229	696,086
3 Mo. USD LIBOR	0.91% Fixed	USD	21,851,000	06/21/2026	Semi-Annual	36,863	—	(363,661)	(400,524)
3 Mo. USD LIBOR	1.13% Fixed	USD	28,712,000	09/15/2026	Semi-Annual	2,499	—	52,716	50,217
3 Mo. USD LIBOR	1.81% Fixed	USD	71,447,000	03/18/2031	Semi-Annual	—	(776,042)	(1,800,289)	(1,024,247)
3 Mo. USD LIBOR	2.25% Fixed	USD	27,620,000	06/17/2031	Semi-Annual	46,924	—	169,875	122,951
3 Mo. USD LIBOR	1.63% Fixed	USD	6,825,000	09/15/2031	Semi-Annual	—	(27,035)	(60,082)	(33,047)
3 Mo. ZAR JIBAR	6.87% Fixed	ZAR	613,438,000	06/16/2031	Quarterly	2,245,298	—	2,479,537	234,239
6 Mo. AUD BBSW	0.56% Fixed	AUD	30,466,000	03/15/2026	Semi-Annual	16,368	—	(465,213)	(481,581)
6 Mo. AUD BBSW	0.50% Fixed	AUD	37,547,000	06/16/2026	Semi-Annual	—	(16,091)	(584,080)	(567,989)
6 Mo. AUD BBSW	1.81% Fixed	AUD	59,408,000	06/16/2031	Semi-Annual	58,807	—	(80,477)	(139,284)
6 Mo. AUD BBSW	1.09% Fixed	AUD	9,194,000	06/16/2031	Semi-Annual	—	(5,941)	(465,268)	(459,327)
6 Mo. AUD BBSW	1.91% Fixed	AUD	75,744,000	06/16/2031	Semi-Annual	—	(26,976)	(615,956)	(588,980)
6 Mo. EUR EURIBOR	0.16% Fixed	EUR	22,018,000	09/21/2025	Annual	—	(4,419)	(52,707)	(48,288)
6 Mo. EUR EURIBOR	0.22% Fixed	EUR	5,257,000	06/16/2031	Annual	—	(27,484)	238,068	265,552
6 Mo. EUR EURIBOR	0.44% Fixed	EUR	41,583,000	06/17/2031	Annual	38,740	—	(293,670)	(332,410)
6 Mo. EUR EURIBOR	0.41% Fixed	EUR	42,035,000	06/17/2031	Annual	—	(22,246)	(376,817)	(354,571)
6 Mo. EUR EURIBOR	0.47% Fixed	EUR	91,023,000	06/17/2031	Annual	6,259	—	(462,769)	(469,028)
6 Mo. GBP LIBOR	0.66% Fixed	GBP	20,818,000	06/15/2025	Semi-Annual	—	(7,290)	128,380	135,670
6 Mo. GBP LIBOR	0.88% Fixed	GBP	61,975,000	06/21/2025	Semi-Annual	48,392	—	(116,463)	(164,855)
6 Mo. GBP LIBOR	0.31% Fixed	GBP	11,352,000	06/16/2026	Semi-Annual	—	(31,766)	347,168	378,934
6 Mo. GBP LIBOR	0.75% Fixed	GBP	84,428,000	03/18/2031	Semi-Annual	1,439,282	—	3,743,391	2,304,109
6 Mo. GBP LIBOR	0.59% Fixed	GBP	11,752,000	03/18/2031	Semi-Annual	91,249	—	641,280	550,031
6 Mo. GBP LIBOR	0.56% Fixed	GBP	5,027,000	06/16/2031	Semi-Annual	—	(50,827)	356,210	407,037
6 Mo. GBP LIBOR	1.40% Fixed	GBP	25,725,000	06/17/2031	Semi-Annual	—	(75,183)	72,320	147,503
6 Mo. GBP LIBOR	1.31% Fixed	GBP	6,479,000	06/17/2031	Semi-Annual	—	(8,992)	55,687	64,679
6 Mo. JPY LIBOR	0.19% Fixed	JPY	705,319,000	09/15/2031	Semi-Annual	—	(12,380)	(23,504)	(11,124)
6 Mo. NOK NIBOR	1.56% Fixed	NOK	243,849,000	09/15/2026	Annual	130,395	—	79,571	(50,824)
6 Mo. NOK NIBOR	1.47% Fixed	NOK	146,196,000	03/18/2031	Annual	8,434	—	573,858	565,424
6 Mo. PLN WIBOR	1.81% Fixed	PLN	148,625,000	06/16/2031	Annual	146,169	—	(701,572)	(847,741)

Total centrally cleared interest rate swap contracts						$5,214,823	$(1,214,522)	$2,746,593	$(1,253,708)

The accompanying notes are an integral part of these financial statements.

173

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
19,365,000	AUD	14,771,371	USD	SSG	05/06/2021	$146,791	$—
11,280,000	AUD	8,659,995	USD	JPM	05/06/2021	45,411	(15,663)
1,900,000	AUD	1,454,261	USD	CBK	05/06/2021	11,930	(2,493)
1,450,000	AUD	1,126,104	USD	BCLY	05/06/2021	—	(9,072)
4,725,000	AUD	3,671,183	USD	GSC	05/06/2021	—	(31,198)
177,621,000	AUD	136,894,322	USD	MSC	05/06/2021	83,179	(144,091)
780,000	AUD	606,458	USD	CBK	06/04/2021	—	(5,487)
4,030,000	AUD	3,113,494	USD	BCLY	06/04/2021	—	(8,481)
14,044,000	AUD	10,830,639	USD	MSC	06/04/2021	—	(10,091)
9,105,000	AUD	7,070,815	USD	JPM	06/04/2021	—	(55,642)
78,365,000	BRL	14,301,618	USD	MSC	06/02/2021	80,641	—
151,433,000	CAD	120,477,208	USD	CBK	05/06/2021	2,725,052	—
2,915,000	CAD	2,318,250	USD	JPM	05/06/2021	53,325	—
1,190,000	CAD	950,491	USD	BCLY	05/06/2021	17,665	—
1,185,000	CAD	948,530	USD	MSC	05/06/2021	15,557	—
756,519,000	CAD	615,556,550	USD	BNP	05/06/2021	—	(70,828)
233,477,000	CAD	190,071,069	USD	BNP	06/04/2021	—	(108,018)
880,000	CHF	946,983	USD	BCLY	05/06/2021	16,753	—
395,000	CHF	418,189	USD	JPM	05/06/2021	14,398	—
2,005,000	CHF	2,182,899	USD	CBK	05/06/2021	13,270	(385)
810,000	CHF	883,665	USD	MSC	05/06/2021	4,097	(686)
12,932,000	CHF	14,237,540	USD	UBS	05/06/2021	—	(74,997)
2,378,570,000	CLP	3,260,080	USD	CBK	05/06/2021	86,517	—
252,870,000	CLP	356,275	USD	MSC	06/04/2021	—	(564)
363,251,000	CNH	55,109,924	USD	MSC	05/06/2021	978,985	—
346,818,000	CNH	52,878,751	USD	JPM	05/06/2021	672,769	—
156,416,000	CNH	23,964,893	USD	BCLY	05/06/2021	187,008	—
29,334,000	CNH	4,519,737	USD	UBS	05/06/2021	9,671	—
1,428,538,000	CNH	220,727,253	USD	CBK	05/06/2021	57,198	(206,568)
815,341,000	CNH	125,769,883	USD	CBK	06/04/2021	—	(124,816)
16,327,405,000	COP	4,362,117	USD	BNP	05/06/2021	—	(13,218)
56,590,000	CZK	2,648,228	USD	BCLY	05/06/2021	—	(17,469)
170,246,000	EUR	202,492,223	USD	CBK	05/06/2021	2,219,613	(10,294)
51,888,000	EUR	60,949,046	USD	UBS	05/06/2021	1,440,400	—
36,443,000	EUR	42,939,377	USD	DEUT	05/06/2021	879,205	—
82,559,000	EUR	98,632,933	USD	BCLY	05/06/2021	972,475	(337,557)
72,213,000	EUR	86,437,661	USD	GSC	05/06/2021	390,296	—
1,456,000	EUR	1,735,753	USD	MSC	05/06/2021	14,921	—
640,000	EUR	770,067	USD	CBK	06/04/2021	—	(89)
356,000	EUR	430,942	USD	JPM	06/04/2021	—	(2,642)
3,085,000	EUR	3,728,414	USD	UBS	06/04/2021	—	(16,880)
188,280,000	EUR	227,918,862	USD	BCLY	06/04/2021	—	(1,401,030)
9,369,000	GBP	12,900,148	USD	JPM	05/06/2021	49,288	(10,224)
2,944,000	GBP	4,056,892	USD	MSC	05/06/2021	16,668	(7,700)
2,739,000	GBP	3,780,467	USD	CBK	05/06/2021	7,430	(5,157)
4,667,000	GBP	6,468,625	USD	BOA	05/06/2021	—	(23,187)
3,918,000	GBP	5,454,640	USD	DEUT	05/06/2021	—	(43,620)
4,280,000	GBP	5,955,304	USD	BCLY	05/06/2021	4,910	(49,250)
102,000	GBP	141,537	USD	BCLY	05/28/2021	—	(661)
432,000	GBP	596,480	USD	MSC	06/04/2021	181	—
994,000	GBP	1,374,983	USD	BCLY	06/04/2021	—	(2,109)
680,000	GBP	946,011	USD	JPM	06/04/2021	—	(6,821)
6,327,000	GBP	8,808,994	USD	DEUT	06/04/2021	—	(70,389)
1,513,100,000	HUF	4,891,919	USD	MSC	05/06/2021	161,142	—
1,513,100,000	HUF	5,090,756	USD	MSC	06/04/2021	—	(39,895)
46,384,000,000	IDR	3,213,301	USD	BCLY	05/06/2021	—	(3,938)
81,188,000,000	IDR	5,612,971	USD	GSC	06/04/2021	—	(10,746)
14,885,000	ILS	4,529,231	USD	GSC	05/06/2021	53,313	—
26,824,000	ILS	8,263,327	USD	BCLY	05/06/2021	—	(5,204)
11,860,000	ILS	3,664,283	USD	GSC	06/04/2021	—	(11,961)
512,453,000	INR	6,915,695	USD	MSC	05/06/2021	—	(5,029)
1,000,047,000	INR	13,575,145	USD	JPM	05/06/2021	—	(89,049)
257,310,000	INR	3,436,298	USD	CBK	06/04/2021	17,736	—
368,870,000	INR	4,952,605	USD	SCB	06/04/2021	—	(1,030)
644,600,000	JPY	5,871,597	USD	MSC	05/06/2021	36,968	(10,253)
486,700,000	JPY	4,450,164	USD	JPM	05/06/2021	20,461	(17,154)

The accompanying notes are an integral part of these financial statements.

174

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
94,100,000	JPY	867,713	USD	BCLY	05/06/2021	$—	$(6,665)
2,968,411,000	JPY	27,325,458	USD	CBK	05/06/2021	3,353	(166,827)
258,400,000	JPY	2,366,599	USD	CBK	06/04/2021	—	(1,617)
94,000,000	JPY	862,747	USD	MSC	06/04/2021	—	(2,421)
77,221,910,000	KRW	68,103,271	USD	JPM	05/06/2021	1,320,647	—
338,960,125,000	KRW	304,473,319	USD	BNP	05/06/2021	258,070	—
71,746,130,000	KRW	64,451,798	USD	BNP	06/04/2021	48,189	—
116,864,000	MXN	5,698,042	USD	CBK	05/06/2021	67,195	—
36,658,000	MXN	1,815,022	USD	BCLY	05/06/2021	—	(6,577)
404,040,000	NOK	47,491,176	USD	UBS	05/06/2021	1,048,538	—
204,390,000	NOK	24,248,373	USD	BNP	05/06/2021	306,206	—
27,100,000	NOK	3,188,737	USD	JPM	05/06/2021	66,946	—
23,720,000	NOK	2,785,943	USD	CSFB	05/06/2021	63,681	—
17,193,000	NOK	2,038,234	USD	BCLY	05/06/2021	27,263	—
4,390,000	NOK	517,539	USD	CBK	05/06/2021	9,858	—
3,375,915,000	NOK	407,495,153	USD	MSC	05/06/2021	2,641,830	(4,568,358)
19,140,000	NOK	2,311,794	USD	JPM	06/04/2021	—	(12,297)
1,249,842,000	NOK	152,363,084	USD	MSC	06/04/2021	—	(2,205,940)
134,805,000	NZD	94,921,645	USD	JPM	05/06/2021	1,575,538	(34,210)
27,745,000	NZD	19,381,825	USD	TDB	05/06/2021	471,780	—
93,790,000	NZD	66,710,144	USD	CBK	05/06/2021	403,554	—
16,137,000	NZD	11,220,234	USD	WEST	05/06/2021	326,986	—
3,345,000	NZD	2,350,498	USD	BNP	05/06/2021	43,097	—
735,000	NZD	517,955	USD	MSC	05/06/2021	7,993	—
147,028,000	NZD	105,419,076	USD	BCLY	05/06/2021	—	(209,640)
229,790,000	NZD	164,745,458	USD	BCLY	06/04/2021	—	(328,906)
1,917,000	PEN	507,411	USD	CBK	05/06/2021	—	(896)
312,480,000	PHP	6,451,947	USD	JPM	05/06/2021	37,311	—
187,620,000	PHP	3,863,674	USD	SCB	05/06/2021	32,622	—
455,945,000	PHP	9,421,325	USD	JPM	06/04/2021	44,059	—
8,319,000	PLN	2,095,714	USD	BCLY	05/06/2021	98,059	—
8,319,000	PLN	2,205,035	USD	BCLY	06/04/2021	—	(10,960)
342,610,000	RUB	4,499,929	USD	CBK	05/06/2021	52,099	—
358,630,000	RUB	4,779,821	USD	JPM	05/06/2021	—	(14,947)
774,985,000	RUB	10,382,972	USD	BOA	05/06/2021	—	(86,269)
533,710,000	RUB	7,082,703	USD	CBK	06/04/2021	—	(18,858)
1,359,840,000	SEK	159,044,797	USD	UBS	05/06/2021	1,595,219	—
56,658,000	SEK	6,494,409	USD	DEUT	05/06/2021	198,689	—
23,890,000	SEK	2,771,948	USD	JPM	05/06/2021	54,147	(3,931)
3,690,000	SEK	439,989	USD	MSC	05/06/2021	132	(4,216)
40,320,000	SEK	4,773,345	USD	CBK	05/06/2021	19,786	(30,067)
1,153,301,000	SEK	137,580,031	USD	BCLY	05/06/2021	—	(1,338,788)
13,740,000	SEK	1,630,812	USD	JPM	06/04/2021	—	(7,259)
7,940,000	SEK	946,356	USD	MSC	06/04/2021	—	(8,146)
1,289,988,000	SEK	153,922,888	USD	BCLY	06/04/2021	—	(1,494,648)
26,374,000	SGD	19,769,033	USD	JPM	05/06/2021	57,673	(8,318)
1,720,000	SGD	1,287,525	USD	MSC	05/06/2021	5,070	(124)
1,431,000	SGD	1,077,598	USD	BNP	05/06/2021	—	(2,292)
10,036,000	SGD	7,555,522	USD	CBK	05/06/2021	—	(14,105)
19,148,000	SGD	14,413,823	USD	CBK	06/04/2021	—	(26,674)
212,427,000	THB	6,815,111	USD	SCB	05/06/2021	6,766	—
101,060,000	THB	3,244,302	USD	SCB	06/04/2021	563	—
405,914,000	TRY	49,321,337	USD	GSC	05/06/2021	—	(430,417)
17,745,000	TRY	2,115,749	USD	GSC	06/04/2021	—	(9,727)
373,500,000	TWD	13,343,199	USD	UBS	05/06/2021	49,027	(20,822)
17,330,000	TWD	623,561	USD	CBK	06/04/2021	—	(3,128)
1,314,094	USD	1,695,000	AUD	CBK	05/06/2021	9,003	(682)
519,644	USD	670,000	AUD	BCLY	05/06/2021	3,498	—
418,500	USD	550,000	AUD	JPM	05/06/2021	—	(5,201)
5,808,844	USD	7,615,000	AUD	SSG	05/06/2021	—	(57,503)
156,572,361	USD	205,811,000	AUD	MSC	05/06/2021	16,026	(1,993,727)
275,295,677	USD	362,892,000	AUD	TDB	05/06/2021	—	(4,264,449)
127,564,907	USD	165,412,000	AUD	MSC	06/04/2021	119,128	—
103,159,479	USD	126,783,000	CAD	BNP	05/06/2021	11,870	—
1,037,659	USD	1,290,000	CAD	BCLY	05/06/2021	—	(11,854)
3,204,280	USD	4,010,000	CAD	JPM	05/06/2021	—	(58,160)

The accompanying notes are an integral part of these financial statements.

175

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,741,172	USD	5,925,000	CAD	RBC	05/06/2021	$—	$(79,266)
9,541,646	USD	11,865,000	CAD	MSC	05/06/2021	—	(111,433)
607,383,275	USD	763,369,000	CAD	CBK	05/06/2021	440	(13,675,885)
615,585,601	USD	756,519,000	CAD	BNP	06/04/2021	61,772	—
867,675	USD	1,065,000	CAD	JPM	06/04/2021	1,163	—
781,790	USD	960,000	CAD	BCLY	06/04/2021	708	—
435,379	USD	535,000	CAD	MSC	06/04/2021	89	—
7,967,294	USD	9,873,000	CAD	CBK	06/04/2021	639	(66,279)
1,562,710	USD	1,440,000	CHF	BCLY	05/06/2021	—	(14,312)
3,475,156	USD	3,205,000	CHF	JPM	05/06/2021	175	(34,992)
3,567,828	USD	3,300,000	CHF	CBK	05/06/2021	—	(46,181)
4,688,409	USD	4,345,000	CHF	MSC	05/06/2021	—	(70,040)
5,035,028	USD	4,732,000	CHF	UBS	05/06/2021	—	(147,245)
14,248,081	USD	12,932,000	CHF	UBS	06/04/2021	74,680	—
952,269	USD	865,000	CHF	MSC	06/04/2021	4,234	—
1,729,226	USD	1,575,000	CHF	JPM	06/04/2021	3,035	—
515,240	USD	470,000	CHF	BCLY	06/04/2021	123	—
3,013,468	USD	2,125,700,000	CLP	BNP	05/06/2021	22,653	—
356,305	USD	252,870,000	CLP	MSC	05/06/2021	523	—
126,018,702	USD	815,341,000	CNH	CBK	05/06/2021	123,421	—
229,000,193	USD	1,509,016,000	CNH	MSC	05/06/2021	—	(4,004,148)
210,498,859	USD	1,364,622,000	CNH	CBK	06/04/2021	208,902	—
3,216,383	USD	11,811,200,000	COP	BNP	05/06/2021	70,401	—
1,222,248	USD	4,516,205,000	COP	DEUT	05/06/2021	19,330	—
4,355,659	USD	16,327,405,000	COP	BNP	06/04/2021	13,495	—
2,543,508	USD	56,590,000	CZK	MSC	05/06/2021	—	(87,250)
2,648,247	USD	56,590,000	CZK	BCLY	06/04/2021	17,427	—
227,188,721	USD	187,781,000	EUR	BCLY	05/06/2021	1,403,327	—
4,412,275	USD	3,658,000	EUR	MSC	05/06/2021	21,205	(7,261)
1,038,288	USD	866,000	EUR	CBK	05/06/2021	3,470	(6,449)
18,833,288	USD	15,940,000	EUR	JPM	05/06/2021	6,682	(339,438)
245,630,978	USD	206,560,000	EUR	UBS	05/06/2021	—	(2,734,037)
216,347,926	USD	178,791,369	EUR	BNP	05/28/2021	1,274,413	—
591,674	USD	490,000	EUR	MSC	05/28/2021	2,238	—
54,679,202	USD	45,169,000	EUR	BCLY	06/04/2021	336,818	—
7,541,371	USD	5,428,000	GBP	JPM	05/06/2021	44,942	—
22,878,343	USD	16,543,000	GBP	DEUT	05/06/2021	70,441	(39,083)
1,356,686	USD	972,000	GBP	BCLY	05/06/2021	14,289	—
1,469,387	USD	1,056,000	GBP	MSC	05/06/2021	10,980	—
5,405,978	USD	3,918,000	GBP	BNP	05/06/2021	—	(5,041)
3,695,216	USD	2,663,000	GBP	BCLY	05/28/2021	17,258	—
5,454,977	USD	3,918,000	GBP	DEUT	06/04/2021	43,588	—
3,800,966	USD	2,729,000	GBP	JPM	06/04/2021	31,777	—
433,056	USD	310,000	GBP	MSC	06/04/2021	4,896	—
5,092,898	USD	1,513,100,000	HUF	MSC	05/06/2021	39,837	—
3,170,038	USD	46,384,000,000	IDR	JPM	05/06/2021	—	(39,324)
3,199,779	USD	46,384,000,000	IDR	BCLY	06/04/2021	—	(861)
12,610,681	USD	41,709,000	ILS	BCLY	05/06/2021	—	(229,986)
8,265,555	USD	26,824,000	ILS	BCLY	06/04/2021	5,027	—
20,362,485	USD	1,512,500,000	INR	CBK	05/06/2021	47,087	(81,364)
6,883,183	USD	512,453,000	INR	MSC	06/04/2021	4,204	—
21,987,317	USD	2,387,900,000	JPY	MSC	05/06/2021	137,518	(309)
2,583,422	USD	279,100,000	JPY	BNP	05/06/2021	29,561	—
2,347,655	USD	255,000,000	JPY	CBK	05/06/2021	18,356	(4,039)
517,808	USD	56,900,000	JPY	BCLY	05/06/2021	—	(2,847)
11,055,333	USD	1,214,911,000	JPY	JPM	05/06/2021	17,554	(79,077)
165,136,754	USD	17,433,900,000	JPY	JPM	06/01/2021	5,579,339	—
16,030,360	USD	1,744,911,000	JPY	CBK	06/04/2021	60,796	(574)
948,910	USD	103,300,000	JPY	JPM	06/04/2021	3,466	—
601,187	USD	65,700,000	JPY	MSC	06/04/2021	—	(127)
133,874,278	USD	13,898,600,000	JPY	BCLY	06/10/2021	6,661,056	—
108,064,188	USD	11,776,900,000	JPY	JPM	06/28/2021	251,542	—
111,921,331	USD	12,219,750,000	JPY	BCLY	07/19/2021	31,955	—
114,192,656	USD	12,414,900,000	JPY	BCLY	07/26/2021	508,763	—
2,313,239	USD	2,573,710,000	KRW	MSC	05/06/2021	—	(573)
64,452,666	USD	71,746,130,000	KRW	BNP	05/06/2021	—	(48,425)
37,730,150	USD	42,808,628,000	KRW	CBK	05/06/2021	—	(755,594)
263,599,442	USD	299,053,567,000	KRW	JPM	05/06/2021	—	(5,255,217)

The accompanying notes are an integral part of these financial statements.

176

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
302,179,114	USD	336,378,235,000	KRW	BNP	06/04/2021	$—	$(225,930)
7,616,290	USD	153,522,000	MXN	CBK	05/06/2021	90,059	(47,451)
1,809,235	USD	36,658,000	MXN	BCLY	06/04/2021	6,607	—
4,982,457	USD	41,410,000	NOK	UBS	05/06/2021	7,629	—
1,041,673	USD	8,810,000	NOK	BCLY	05/06/2021	—	(16,725)
2,790,501	USD	23,440,000	NOK	JPM	05/06/2021	9,658	(35,142)
4,324,657	USD	36,360,000	NOK	CBK	05/06/2021	11,857	(55,343)
59,333,602	USD	503,070,000	NOK	BNP	05/06/2021	—	(1,103,171)
408,859,910	USD	3,443,658,000	NOK	MSC	05/06/2021	2,282,632	(7,129,715)
315,306,258	USD	2,586,473,000	NOK	MSC	06/04/2021	4,565,061	—
4,970,702	USD	40,820,000	NOK	CBK	06/04/2021	66,550	—
434,190	USD	3,570,000	NOK	JPM	06/04/2021	5,287	—
165,209,488	USD	230,410,000	NZD	BCLY	05/06/2021	334,049	—
4,849,207	USD	6,740,000	NZD	MSC	05/06/2021	41,102	(14,865)
952,927	USD	1,335,000	NZD	CBK	05/06/2021	640	(3,004)
2,568,520	USD	3,595,000	NZD	DEUT	05/06/2021	—	(3,969)
6,771,798	USD	9,475,000	NZD	JPM	05/06/2021	13,463	(21,731)
2,783,176	USD	3,995,000	NZD	BNP	05/06/2021	—	(75,542)
6,236,040	USD	8,865,000	NZD	BOA	05/06/2021	—	(107,525)
111,191,387	USD	159,170,000	NZD	TDB	05/06/2021	—	(2,706,550)
105,409,960	USD	147,028,000	NZD	BCLY	06/04/2021	210,270	—
509,062	USD	1,917,000	PEN	DEUT	05/06/2021	2,547	—
507,720	USD	1,917,000	PEN	CBK	06/04/2021	928	—
10,366,672	USD	500,100,000	PHP	JPM	05/06/2021	—	(18,881)
2,204,766	USD	8,319,000	PLN	BCLY	05/06/2021	10,993	—
2,360,894	USD	181,600,000	RUB	JPM	05/06/2021	—	(51,902)
4,499,485	USD	349,250,000	RUB	MSC	05/06/2021	—	(140,764)
12,366,151	USD	945,375,000	RUB	CBK	05/06/2021	—	(194,410)
10,343,698	USD	774,985,000	RUB	BOA	06/04/2021	86,491	—
155,024,686	USD	1,299,628,000	SEK	BCLY	05/06/2021	1,499,310	(1,702)
5,348,071	USD	44,860,000	SEK	MSC	05/06/2021	52,389	(3,700)
3,661,786	USD	31,160,000	SEK	CBK	05/06/2021	12,209	(31,402)
3,960,512	USD	33,740,000	SEK	JPM	05/06/2021	2,030	(27,276)
140,794,831	USD	1,228,311,000	SEK	DEUT	05/06/2021	—	(4,307,460)
137,613,234	USD	1,153,301,000	SEK	BCLY	06/04/2021	1,336,276	—
2,802,287	USD	23,460,000	SEK	CBK	06/04/2021	30,194	—
597,730	USD	5,050,000	SEK	JPM	06/04/2021	1,010	—
505,026	USD	680,000	SGD	MSC	05/06/2021	—	(5,951)
22,903,365	USD	30,571,000	SGD	CBK	05/06/2021	27,429	(96,233)
6,171,190	USD	8,310,000	SGD	JPM	05/06/2021	521	(73,768)
7,554,686	USD	10,036,000	SGD	CBK	06/04/2021	13,981	—
601,279	USD	800,000	SGD	MSC	06/04/2021	187	—
604,849	USD	805,000	SGD	BCLY	06/04/2021	—	—
6,791,145	USD	212,427,000	THB	SCB	05/06/2021	—	(30,732)
6,810,086	USD	212,427,000	THB	SCB	06/04/2021	—	(10,583)
48,833,930	USD	405,914,000	TRY	GSC	05/06/2021	172,568	(229,559)
48,571,806	USD	405,914,000	TRY	GSC	06/04/2021	396,895	—
621,816	USD	17,330,000	TWD	CBK	05/06/2021	1,397	—
12,521,797	USD	356,170,000	TWD	JPM	05/06/2021	—	(229,188)
38,849,311	USD	563,170,000	ZAR	BOA	05/06/2021	247,089	(197,027)
6,432,880	USD	94,160,000	ZAR	CBK	05/06/2021	—	(54,215)
57,460,377	USD	856,383,000	ZAR	UBS	05/06/2021	76,815	(1,616,416)
87,855,210	USD	1,269,253,000	ZAR	UBS	06/04/2021	760,411	—
244,460,000	ZAR	16,766,701	USD	BOA	05/06/2021	134,159	(58,939)
1,269,253,000	ZAR	88,211,178	USD	UBS	05/06/2021	—	(766,776)
127,152,000	ZAR	8,801,213	USD	UBS	06/04/2021	—	(76,177)

Total Foreign Currency Contracts						$52,422,983	$(68,287,643)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

177

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Consumer Services	$562,972	$562,972	$—	$—
Energy	19,913	—	—	19,913
Asset & Commercial Mortgage-Backed Securities	305,215,276	—	305,215,276	—
Corporate Bonds	654,559,505	—	654,559,505	—
Foreign Government Obligations	2,668,864,849	—	2,668,864,849	—
Senior Floating Rate Interests	128,334,768	—	128,334,768	—
U.S. Government Agencies	73,631,555	—	73,631,555	—
U.S. Government Securities	171,046,941	—	171,046,941	—
Convertible Bonds	15,909,978	—	15,909,978	—
Preferred Stocks	541,004	541,004	—	—
Short-Term Investments	198,329,933	5,912,541	192,417,392	—
Purchased Options	868,067	—	868,067	—
Foreign Currency Contracts(2)	52,422,983	—	52,422,983	—
Futures Contracts(2)	1,973,601	1,973,601	—	—
Swaps - Credit Default(2)	442,984	—	442,984	—
Swaps - Interest Rate(2)	8,091,790	—	8,091,790	—

Total	$4,280,816,119	$8,990,118	$4,271,806,088	$19,913

Liabilities
Foreign Currency Contracts(2)	$(68,287,643)	$—	$(68,287,643)	$—
Futures Contracts(2)	(3,076,394)	(3,076,394)	—	—
Swaps - Credit Default(2)	(3,603,357)	—	(3,603,357)	—
Swaps - Interest Rate(2)	(8,609,295)	—	(8,609,295)	—
TBA Sale Commitments	(11,212,971)	—	(11,212,971)	—
Written Options	(623,187)	—	(623,187)	—

Total	$(95,412,847)	$(3,076,394)	$(92,336,453)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

178

Hartford Fixed Income Funds

GLOSSARY: (abbreviations used in the preceding Schedules of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CAC	Cotation Assistee en Continu
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Index Abbreviations: – (continued)
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
MTA	Monthly Treasury Average Index
SONIA	Sterling Overnight Index Average

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
BAM	Build America Mutual Assurance Corp.
BBSW	Bank Bill Swap Reference Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CD	Certificate of Deposit
CDOR	Canadian Dollar Offered Rate
CJSC	Closed Joint Stock Company
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custodial Receipts
EM	Emerging Markets
ETF	Exchange-Traded Fund
EUAMDB	Euribor ICE Swap Rate
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GNTH	Netherlands Government Bond
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Insurance Associaton
MIBOR	Mumbai Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
MUNIPSA	Municipal Swap Index Yield
NATL	National Public Finance Guarantee Corp.
NIBOR	Norwegian Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
SCH BD	School Bond Guaranteed
SCP	State Credit Enhancement Program
SD CRED PROG	School District Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
ST APPROP	State Appropriation
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept Program
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIIE	Interbank Equilibrium Interest Rate
UMBS	Uniform Mortgage-Backed Securities
WIBOR	Warsaw Interbank Offered Rate

179

Hartford Fixed Income Funds

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund
Assets:
Investments in securities, at market value	$60,609,119	$2,200,023,832	$420,013,352	$408,749,146
Repurchase agreements	2,295,955	—	—	6,741,823
Cash	1,275,236	—	—	5,113,945
Cash collateral due from broker on swap contracts	500,000	—	—	—
Foreign currency	354,677	118,974,280	31,040,716	56,957
Unrealized appreciation on OTC swap contracts	19,868	554,457	42,033	—
Unrealized appreciation on foreign currency contracts	750,078	1,639,221	339,527	180,895
Receivables:
From affiliates	12,671	812	22,368	11,201
Investment securities sold	372,601	83,850,364	21,799,519	497,167
Fund shares sold	15,457	14,206,750	578,966	772,839
Dividends and interest	838,266	7,168,534	1,345,288	5,358,816
Securities lending income	6	—	—	—
Variation margin on futures contracts	88,784	—	—	—
Variation margin on centrally cleared swap contracts	5,330	—	—	—
Tax reclaims	74,884	—	—	—
Other assets	86,641	108,064	62,597	91,706

Total assets	67,299,573	2,426,526,314	475,244,366	427,574,495

Liabilities:
Unrealized depreciation on foreign currency contracts	687,014	1,166	1,711	3,638
Due to custodian	—	3,771,159	951,979	—
Unrealized depreciation on OTC swap contracts	32,252	45,116	9,887	—
Cash collateral due to broker on swap contracts	—	450,000	90,000	—
Unfunded loan commitments	—	3,448,467	804,280	—
Payables:
Investment securities purchased	210,211	458,784,516	101,396,959	3,499,652
Fund shares redeemed	11,841	2,242,252	688,527	400,397
Investment management fees	41,471	961,413	205,384	171,937
Transfer agent fees	12,191	256,141	53,594	76,341
Accounting services fees	760	21,562	4,034	4,728
Board of Directors’ fees	453	10,697	1,740	1,594
Foreign taxes	6,176	—	—	—
Distribution fees	399	43,218	6,616	11,936
Distributions payable	—	890,655	5,124	19,252
Written options	58,885	—	—	—
Accrued expenses	30,634	138,921	38,475	34,853
OTC swap contracts premiums received	—	12,471	2,735	—

Total liabilities	1,092,287	471,077,754	104,261,045	4,224,328

Net assets	$66,207,286	$1,955,448,560	$370,983,321	$423,350,167

Summary of Net Assets:
Capital stock and paid-in-capital	$137,526,786	$2,446,874,405	$429,277,234	$424,257,826
Distributable earnings (loss)	(71,319,500)	(491,425,845)	(58,293,913)	(907,659)

Net assets	$66,207,286	$1,955,448,560	$370,983,321	$423,350,167

Shares authorized	550,000,000	3,200,000,000	550,000,000	485,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$5.57	$8.40	$9.68	$7.66

Maximum offering price per share	$5.83	$8.66	$9.98	$8.02

Shares outstanding	743,039	88,675,273	7,561,174	35,678,416

Net Assets	$4,140,000	$744,970,114	$73,220,852	$273,465,023

Class C: Net asset value per share	$5.58	$8.48	$9.77	$7.64

Shares outstanding	341,879	15,439,350	3,064,102	2,447,434

Net Assets	$1,907,413	$130,928,176	$29,929,244	$18,703,367

Class I: Net asset value per share	$5.54	$8.37	$9.63	$7.68

Shares outstanding	1,933,111	109,008,513	23,340,152	3,782,919

Net Assets	$10,714,136	$912,267,636	$224,816,722	$29,043,664

The accompanying notes are an integral part of these financial statements.

180

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund
Class R3: Net asset value per share	$5.56	$8.46	$9.70	$7.67

Shares outstanding	2,042	555,692	14,255	197,716

Net Assets	$11,349	$4,698,927	$138,295	$1,515,801

Class R4: Net asset value per share	$5.54	$8.40	$9.66	$7.68

Shares outstanding	8,200	266,320	37,890	148,502

Net Assets	$45,459	$2,236,007	$366,152	$1,140,356

Class R5: Net asset value per share	$5.31	$8.37	$9.63	$7.64

Shares outstanding	4,678	135,213	1,216,939	87,810

Net Assets	$24,857	$1,131,550	$11,722,543	$670,517

Class R6: Net asset value per share	$—	$—	$—	$7.58

Shares outstanding	—	—	—	1,330

Net Assets	$—	$—	$—	$10,088

Class Y: Net asset value per share	$5.50	$8.34	$9.64	$7.58

Shares outstanding	8,214,183	5,449,593	971,614	132,810

Net Assets	$45,196,268	$45,433,442	$9,362,260	$1,007,102

Class F: Net asset value per share	$5.55	$8.35	$9.65	$7.65

Shares outstanding	751,451	13,624,094	2,220,343	12,777,013

Net Assets	$4,167,804	$113,782,708	$21,427,253	$97,794,249

Cost of investments	$63,659,465	$2,221,309,010	$419,355,450	$395,960,300
Cost of foreign currency	$358,077	$119,127,711	$31,080,735	$57,030
Proceeds of written option contracts	$73,865	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

181

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Inflation Plus Fund	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund
Assets:
Investments in securities, at market value(1)	$496,818,933	$1,569,750,855	$26,466,740	$1,870,230,924
Repurchase agreements	3,535,400	56,364,735	1,708,274	21,510,085
Cash	4,008,339	25,134,152	761,769	43,894,504
Cash collateral held for securities on loan	—	—	—	9,342
Foreign currency	1,932,761	—	—	14,508,594
Unrealized appreciation on OTC swap contracts	802,217	—	—	—
Unrealized appreciation on foreign currency contracts	305,169	—	—	276,055
Unrealized appreciation on bond forward contracts	34,642	—	—	—
Receivables:
From affiliates	—	—	7,793	—
Investment securities sold	4,171,891	—	—	2,394,457
Fund shares sold	928,226	4,673,684	412,972	6,030,427
Dividends and interest	1,049,699	18,165,303	325,901	8,272,607
Securities lending income	—	—	—	982
Variation margin on futures contracts	—	—	—	1,450,641
Variation margin on centrally cleared swap contracts	627	—	—	—
Other assets	75,764	130,505	48,564	136,912

Total assets	513,663,668	1,674,219,234	29,732,013	1,968,715,530

Liabilities:
Unrealized depreciation on foreign currency contracts	459,342	—	—	130,725
Obligation to return securities lending collateral	—	—	—	186,823
Unrealized depreciation on OTC swap contracts	157,308	—	—	—
Cash collateral due to broker on swap contracts	10,000	—	—	—
Unfunded loan commitments	33,726	—	—	347,911
Payables:
Investment securities purchased	14,723,306	7,459,675	284,045	89,781,367
Fund shares redeemed	177,861	1,703,268	8,564	3,187,480
Investment management fees	156,696	421,550	8,098	575,901
Transfer agent fees	80,927	126,413	2,423	219,700
Accounting services fees	5,525	18,623	318	20,921
Board of Directors’ fees	2,718	5,494	110	6,458
Variation margin on futures contracts	43,667	—	—	—
Foreign taxes	11,257	—	—	—
Distribution fees	12,297	23,182	751	39,673
Distributions payable	—	303,960	341	191,325
Accrued expenses	39,322	21,535	17,441	60,017

Total liabilities	15,913,952	10,083,700	322,091	94,748,301

Net assets	$497,749,716	$1,664,135,534	$29,409,922	$1,873,967,229

Summary of Net Assets:
Capital stock and paid-in-capital	$536,724,820	$1,583,779,314	$28,799,236	$1,846,177,455
Distributable earnings (loss)	(38,975,104)	80,356,220	610,686	27,789,774

Net assets	$497,749,716	$1,664,135,534	$29,409,922	$1,873,967,229

Shares authorized	6,190,000,000	670,000,000	300,000,000	635,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$11.29	$9.11	$10.25	$10.07

Maximum offering price per share	$11.82	$9.54	$10.73	$10.28

Shares outstanding	18,988,654	51,600,422	1,966,842	88,945,462

Net Assets	$214,371,238	$470,237,761	$20,166,565	$895,613,925

Class C: Net asset value per share	$10.93	$9.12	$10.25	$10.07

Shares outstanding	1,786,520	5,736,257	128,410	7,386,995

Net Assets	$19,519,182	$52,315,356	$1,315,742	$74,397,210

Class I: Net asset value per share	$11.52	$9.12	$10.24	$10.04

Shares outstanding	4,060,051	92,083,007	436,171	55,666,201

Net Assets	$46,751,858	$839,373,263	$4,464,900	$558,730,978

The accompanying notes are an integral part of these financial statements.

182

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Inflation Plus Fund	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund
Class R3: Net asset value per share	$11.07	$—	$—	$10.05

Shares outstanding	3,056,340	—	—	153,417

Net Assets	$33,842,549	$—	$—	$1,542,309

Class R4: Net asset value per share	$11.30	$—	$—	$10.05

Shares outstanding	399,833	—	—	462,476

Net Assets	$4,519,794	$—	$—	$4,649,060

Class R5: Net asset value per share	$11.47	$—	$—	$10.02

Shares outstanding	169,687	—	—	178,587

Net Assets	$1,946,938	$—	$—	$1,789,908

Class R6: Net asset value per share	$—	$—	$—	$9.98

Shares outstanding	—	—	—	203,123

Net Assets	$—	$—	$—	$2,027,866

Class Y: Net asset value per share	$11.54	$9.11	$—	$10.01

Shares outstanding	2,703,691	1,702,882	—	998,081

Net Assets	$31,191,959	$15,513,741	$—	$9,986,386

Class F: Net asset value per share	$11.51	$9.10	$10.25	$10.03

Shares outstanding	12,651,283	31,493,327	337,861	32,441,722

Net Assets	$145,606,198	$286,695,413	$3,462,715	$325,229,587

Cost of investments	$480,557,223	$1,544,117,061	$27,559,893	$1,859,956,169
Cost of foreign currency	$1,951,101	$—	$—	$14,527,300

(1) Includes Investment in securities on loan, at market value	$—	$—	$—	$181,256

The accompanying notes are an integral part of these financial statements.

183

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Assets:
Investments in securities, at market value(1)	$2,911,950,469	$99,431,558	$4,282,131,021	$4,025,467,369
Repurchase agreements	15,160,801	8,231,881	140,195,574	192,417,392
Cash	90,294,580	3,670,821	87,516,073	108,485,988
Cash collateral held for securities on loan	288,296	—	336,360	311,233
Cash collateral due from broker on swap contracts	—	—	455,000	—
Foreign currency	13,016,574	—	4,734,713	21,800,208
Unrealized appreciation on OTC swap contracts	1,044,970	—	4	755,334
Unrealized appreciation on foreign currency contracts	3,729,994	—	97,096	52,422,983
Receivables:
From affiliates	—	9,575	—	—
Investment securities sold	79,165,779	—	489,052,897	30,822,581
Fund shares sold	28,584,467	279,528	9,514,223	11,496,457
Dividends and interest	20,916,289	1,017,723	18,061,111	22,871,807
Securities lending income	4,224	—	5,023	2,355
Variation margin on futures contracts	—	—	—	77,648
Variation margin on centrally cleared swap contracts	—	—	99,547	514,374
Tax reclaims	21,020	—	—	—
OTC swap contracts premiums paid	370,718	—	690,005	484,230
Other assets	255,043	52,635	136,226	236,313

Total assets	3,164,803,224	112,693,721	5,033,024,873	4,468,166,272

Liabilities:
Unrealized depreciation on foreign currency contracts	3,021,094	—	725,480	68,287,643
Obligation to return securities lending collateral	5,765,087	—	6,726,249	6,223,774
Unrealized depreciation on OTC swap contracts	4,332,634	—	3,415,623	104,877
Cash collateral due to broker on swap contracts	—	—	1,179,000	705,000
TBA sale commitments, at market value	—	—	83,408,015	11,212,971
Unfunded loan commitments	1,205,268	—	43,673	—
Payables:
Investment securities purchased	406,418,111	5,100,854	1,554,774,575	59,475,042
Fund shares redeemed	4,147,129	39,013	5,302,607	6,169,508
Investment management fees	1,055,391	30,101	759,006	2,078,306
Transfer agent fees	147,470	8,187	281,835	479,096
Accounting services fees	29,385	1,183	37,314	48,618
Board of Directors’ fees	2,256	273	11,707	24,278
Variation margin on futures contracts	113,790	—	454,658	—
Variation margin on centrally cleared swap contracts	15,630	—	—	—
Foreign taxes	9,323	—	—	2
Distribution fees	25,326	2,035	45,791	19,777
Distributions payable	—	321	162,505	—
Written options	1,158,738	—	2,386,420	623,187
Accrued expenses	—	15,975	92,064	560,317
OTC swap contracts premiums received	12,039,348	—	3,965,203	60,696

Total liabilities	439,485,980	5,197,942	1,663,771,725	156,073,092

Net assets	$2,725,317,244	$107,495,779	$3,369,253,148	$4,312,093,180

Summary of Net Assets:
Capital stock and paid-in-capital	$2,680,099,360	$103,064,137	$3,311,806,130	$4,250,695,517
Distributable earnings (loss)	45,217,884	4,431,642	57,447,018	61,397,663

Net assets	$2,725,317,244	$107,495,779	$3,369,253,148	$4,312,093,180

Shares authorized	1,100,000,000	300,000,000	1,125,000,000	1,500,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$9.23	$11.08	$10.90	$10.61

Maximum offering price per share	$9.66	$11.60	$11.41	$11.11

Shares outstanding	41,573,723	3,925,108	114,276,278	35,340,966

Net Assets	$383,711,997	$43,504,717	$1,245,205,407	$375,083,605

Class C: Net asset value per share	$9.30	$11.08	$11.03	$10.36

Shares outstanding	9,365,973	453,138	1,730,659	4,545,096

Net Assets	$87,126,451	$5,020,546	$19,081,343	$47,089,984

The accompanying notes are an integral part of these financial statements.

184

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Class I: Net asset value per share	$9.26	$11.05	$10.86	$10.70

Shares outstanding	173,250,354	3,301,686	31,872,006	176,581,244

Net Assets	$1,604,279,157	$36,482,624	$346,185,226	$1,889,660,507

Class R3: Net asset value per share	$9.21	$—	$11.20	$10.54

Shares outstanding	226,168	—	420,060	103,221

Net Assets	$2,083,241	$—	$4,705,198	$1,087,519

Class R4: Net asset value per share	$9.22	$—	$11.10	$10.61

Shares outstanding	727,660	—	1,381,623	1,263,198

Net Assets	$6,708,260	$—	$15,339,152	$13,407,503

Class R5: Net asset value per share	$9.22	$—	$11.04	$10.70

Shares outstanding	4,649,584	—	211,789	736,956

Net Assets	$42,853,491	$—	$2,337,101	$7,887,818

Class R6: Net asset value per share	$9.22	$—	$10.94	$10.75

Shares outstanding	5,908,848	—	18,068,776	11,396,205

Net Assets	$54,479,542	$—	$197,742,023	$122,454,667

Class Y: Net asset value per share	$9.20	$—	$10.97	$10.73

Shares outstanding	18,812,134	—	35,387,695	29,898,150

Net Assets	$173,161,408	$—	$388,146,294	$320,914,886

Class F: Net asset value per share	$9.25	$11.05	$10.79	$10.72

Shares outstanding	40,088,745	2,034,608	106,615,572	143,162,047

Net Assets	$370,913,697	$22,487,892	$1,150,511,404	$1,534,506,691

Cost of investments	$2,901,176,062	$103,574,318	$4,380,149,529	$4,100,846,936
Cost of foreign currency	$13,130,345	$—	$4,740,817	$21,818,372
Proceeds of TBA sale commitments	$—	$—	$82,532,332	$11,140,337
Proceeds of written option contracts	$1,327,650	$—	$2,800,967	$665,814

(1) Includes Investment in securities on loan, at market value	$5,576,483	$—	$6,485,416	$6,044,733

The accompanying notes are an integral part of these financial statements.

185

Hartford Fixed Income Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund
Investment Income:
Dividends	$—	$904,507	$217,231	$—
Interest	1,517,767	41,627,049	8,139,953	9,966,733
Securities lending	87	—	—	—
Less: Foreign tax withheld	(26,300)	—	—	—

Total investment income, net	1,491,554	42,531,556	8,357,184	9,966,733

Expenses:
Investment management fees	250,249	5,553,576	1,189,994	990,439
Transfer agent fees
Class A	4,318	339,551	40,318	211,408
Class C	2,059	109,333	19,871	18,218
Class I	6,014	283,480	94,469	10,720
Class R3	12	5,123	131	1,648
Class R4	38	1,947	298	878
Class R5	20	576	5,878	367
Class Y	23,454	21,284	4,322	495
Class F	70	852	205	647
Distribution fees
Class A	5,513	845,809	83,731	318,781
Class C	9,635	1,005,902	177,386	131,020
Class R3	29	11,718	297	3,815
Class R4	57	2,874	445	1,346
Custodian fees	7,358	4,170	1,173	2,403
Registration and filing fees	52,440	81,747	57,378	65,580
Accounting services fees	4,725	128,113	24,076	28,037
Board of Directors’ fees	906	23,731	4,390	5,046
Audit and tax fees	16,254	20,040	20,001	13,811
Other expenses	11,789	149,198	31,833	44,231

Total expenses (before waivers, reimbursements and fees paid indirectly)	394,940	8,589,024	1,756,196	1,848,890
Expense waivers	(82,711)	(50,110)	(141,681)	(74,122)
Distribution fee reimbursements	(97)	(4,259)	(73)	(2,879)

Total waivers, reimbursements and fees paid indirectly	(82,808)	(54,369)	(141,754)	(77,001)

Total expenses, net	312,132	8,534,655	1,614,442	1,771,889

Net Investment Income (Loss)	1,179,422	33,996,901	6,742,742	8,194,844

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	502,831	9,108,824	4,984,282	4,613,452
Less: Foreign taxes paid on realized capital gains	(18,996)	—	—	—
Purchased options contracts	(62,560)	—	—	—
Futures contracts	160,998	—	—	—
Written options contracts	(7,713)	—	—	—
Swap contracts	(60,107)	5,479,438	1,374,452	—
Foreign currency contracts	759,694	(4,755,490)	(1,128,284)	(424,018)
Other foreign currency transactions	1,377	183,590	174,950	4,629

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,275,524	10,016,362	5,405,400	4,194,063

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	404,082	66,834,566	11,133,411	15,581,445
Purchased options contracts	(15,645)	—	—	—
Futures contracts	(7,642)	—	—	—
Written options contracts	(84,688)	—	—	—
Swap contracts	(8,179)	(2,298,343)	(713,932)	—
Foreign currency contracts	362,755	(2,318,941)	(565,607)	(187,823)
Translation of other assets and liabilities in foreign currencies	(6,757)	(144,692)	(133,437)	3,612

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	643,926	62,072,590	9,720,435	15,397,234

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,919,450	72,088,952	15,125,835	19,591,297

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,098,872	$106,085,853	$21,868,577	$27,786,141

*Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$4,105	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

186

Hartford Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	The Hartford Inflation Plus Fund	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund
Investment Income:
Interest	$6,201,770	$18,899,354	$277,941	$21,472,954
Securities lending	—	—	—	5,397
Less: Foreign tax withheld	(61,893)	—	—	—

Total investment income, net	6,139,877	18,899,354	277,941	21,478,351

Expenses:
Investment management fees	1,007,658	2,447,165	47,076	3,333,897
Transfer agent fees
Class A	161,835	136,309	4,925	525,473
Class C	14,514	19,841	882	42,183
Class I	23,419	243,961	1,882	166,745
Class R3	38,446	—	—	2,023
Class R4	4,421	—	—	1,308
Class R5	961	—	—	1,075
Class R6	—	—	—	2
Class Y	16,824	7,072	—	3,732
Class F	99	667	50	1,724
Distribution fees
Class A	255,442	562,905	23,373	1,087,952
Class C	103,837	290,594	7,123	433,526
Class R3	87,866	—	—	4,937
Class R4	6,565	—	—	5,923
Custodian fees	4,452	2,618	110	4,353
Registration and filing fees	57,369	83,319	30,763	118,847
Accounting services fees	36,653	110,975	1,904	124,485
Board of Directors’ fees	6,961	19,774	341	22,250
Audit and tax fees	16,533	13,828	13,794	16,560
Other expenses	38,207	58,358	5,432	105,588

Total expenses (before waivers, reimbursements and fees paid indirectly)	1,882,062	3,997,386	137,655	6,002,583
Expense waivers	—	—	(48,035)	—
Transfer agent fee waivers	(8,571)	—	—	(3,256)
Distribution fee reimbursements	(3,902)	(1,402)	(365)	(67,437)

Total waivers, reimbursements and fees paid indirectly	(12,473)	(1,402)	(48,400)	(70,693)

Total expenses, net	1,869,589	3,995,984	89,255	5,931,890

Net Investment Income (Loss)	4,270,288	14,903,370	188,686	15,546,461

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,976,713	366,939	(6,404)	5,099,911
Less: Foreign taxes paid on realized capital gains	(1,661)	—	—	—
Purchased options contracts	(72,770)	—	—	—
Futures contracts	760,427	—	—	2,201,166
Swap contracts	3,017,422	—	—	—
Bond forward contracts	1,405,394	—	—	—
Foreign currency contracts	(253,944)	—	—	(460,887)
Other foreign currency transactions	(9,564)	—	—	(51,872)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	6,822,017	366,939	(6,404)	6,788,318

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	5,316,955	29,828,161	240,288	3,081,009
Purchased options contracts	72,723	—	—	—
Futures contracts	(221,390)	—	—	1,402,887
Swap contracts	526,414	—	—	—
Bond forward contracts	254,950	—	—	—
Foreign currency contracts	(562,520)	—	—	(318,375)
Translation of other assets and liabilities in foreign currencies	(1,236)	—	—	(33,793)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	5,385,896	29,828,161	240,288	4,131,728

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	12,207,913	30,195,100	233,884	10,920,046

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,478,201	$45,098,470	$422,570	$26,466,507

*Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$847	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

187

Hartford Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Investment Income:
Dividends	$293,114	$—	$8,299	$110,915
Interest	39,496,006	1,034,199	36,386,830	31,695,084
Securities lending	23,208	—	29,356	13,730
Less: Foreign tax withheld	(56,777)	—	(12)	(303,251)

Total investment income, net	39,755,551	1,034,199	36,424,473	31,516,478

Expenses:
Investment management fees	5,450,320	165,608	4,503,080	12,773,160
Transfer agent fees
Class A	186,835	10,832	664,896	252,673
Class C	36,966	2,596	24,274	33,560
Class I	459,161	16,063	118,698	881,340
Class R3	1,744	—	5,346	1,335
Class R4	3,865	—	11,017	10,870
Class R5	9,511	—	1,411	4,720
Class R6	306	—	925	2,328
Class Y	49,824	—	142,242	175,408
Class F	555	76	3,027	29,159
Distribution fees
Class A	421,496	50,606	1,531,459	480,826
Class C	421,332	23,941	147,597	292,728
Class R3	4,678	—	12,227	3,119
Class R4	6,919	—	18,464	19,946
Custodian fees	39,557	284	13,476	89,848
Registration and filing fees	140,664	40,678	121,556	179,111
Accounting services fees	154,785	6,694	227,659	308,247
Board of Directors’ fees	24,022	1,146	40,809	58,045
Audit and tax fees	21,242	13,795	21,283	20,681
Other expenses	72,965	7,269	213,426	545,202

Total expenses (before waivers, reimbursements and fees paid indirectly)	7,506,747	339,588	7,822,872	16,162,306
Expense waivers	—	(58,130)	—	—
Transfer agent fee waivers	—	—	—	(23,685)
Distribution fee reimbursements	(1,044)	(130)	(11,158)	(1,080)

Total waivers, reimbursements and fees paid indirectly	(1,044)	(58,260)	(11,158)	(24,765)

Total expenses, net	7,505,703	281,328	7,811,714	16,137,541

Net Investment Income (Loss)	32,249,848	752,871	28,612,759	15,378,937

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	21,764,489	370,513	(3,598,750)	73,344,602
Purchased options contracts	(152,429)	—	(106,983)	(11,696,981)
Futures contracts	(8,457,645)	—	18,959,984	40,229,126
Written options contracts	16,581,835	—	6,759,552	4,665,759
Swap contracts	(5,471,624)	—	(155,334)	(1,981,424)
Foreign currency contracts	(3,853,209)	—	3,464,473	(81,409,699)
Other foreign currency transactions	319,099	—	(101,593)	3,593,516

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	20,730,516	370,513	25,221,349	26,744,899

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	25,468,774	1,695,086	(77,160,877)	(6,454,471)
Purchased options contracts	(228,258)	—	(388,246)	2,573,042
Futures contracts	2,922,139	—	1,185,721	(2,469,732)
Written options contracts	567,574	—	931,397	(1,648,414)
Swap contracts	3,742,365	—	4,135,519	(3,728,590)
Foreign currency contracts	(1,833,123)	—	(1,213,594)	7,165,355
Translation of other assets and liabilities in foreign currencies	(104,937)	—	(2,505)	547,988

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	30,534,534	1,695,086	(72,512,585)	(4,014,822)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	51,265,050	2,065,599	(47,291,236)	22,730,077

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,514,898	$2,818,470	$(18,678,477)	$38,109,014

*Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$(1,914)	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

188

Hartford Fixed Income Funds

Statements of Changes in Net Assets

	The Hartford Emerging Markets Local Debt Fund		The Hartford Floating Rate Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$1,179,422	$4,281,657	$33,996,901	$85,315,726
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,275,524	(10,031,982)	10,016,362	(179,120,064)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	643,926	(3,643,356)	62,072,590	29,885,112

Net Increase (Decrease) in Net Assets Resulting from Operations	3,098,872	(9,393,681)	106,085,853	(63,919,226)

Distributions to Shareholders:
From distributable earnings:
Class A	(67,164)	—	(10,331,214)	(24,453,650)
Class C	(22,896)	—	(2,312,656)	(9,949,548)
Class I	(178,252)	—	(14,915,077)	(39,342,068)
Class R3	(162)	—	(65,080)	(179,234)
Class R4	(719)	—	(34,821)	(94,566)
Class R5	(604)	—	(18,666)	(42,641)
Class Y	(793,468)	—	(798,102)	(2,006,371)
Class F	(66,374)	—	(1,954,428)	(9,332,178)
From tax return of capital:
Class A	—	(206,607)	—	—
Class C	—	(74,958)	—	—
Class I	—	(992,618)	—	—
Class R3	—	(466)	—	—
Class R4	—	(1,856)	—	—
Class R5	—	(1,784)	—	—
Class Y	—	(2,882,353)	—	—
Class F	—	(169,883)	—	—

Total distributions	(1,129,639)	(4,330,525)	(30,430,044)	(85,400,256)

Capital Share Transactions:
Sold	10,691,581	26,616,670	449,718,328	799,880,095
Issued on reinvestment of distributions	1,106,818	4,258,769	23,991,630	64,039,864
Redeemed	(10,753,168)	(95,080,240)	(378,346,439)	(1,939,547,666)

Net increase (decrease) from capital share transactions	1,045,231	(64,204,801)	95,363,519	(1,075,627,707)

Net Increase (Decrease) in Net Assets	3,014,464	(77,929,007)	171,019,328	(1,224,947,189)

Net Assets:
Beginning of period	63,192,822	141,121,829	1,784,429,232	3,009,376,421

End of period	$66,207,286	$63,192,822	$1,955,448,560	$1,784,429,232

The accompanying notes are an integral part of these financial statements.

189

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Floating Rate High Income Fund		The Hartford High Yield Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$6,742,742	$14,597,360	$8,194,844		$15,958,859
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	5,405,400	(27,625,448)	4,194,063		(7,136,191)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	9,720,435	6,653,957	15,397,234		2,010,800

Net Increase (Decrease) in Net Assets Resulting from Operations	21,868,577	(6,374,131)	27,786,141		10,833,468

Distributions to Shareholders:
Class A	(1,078,983)	(2,847,261)	(5,179,891)		(10,231,936)
Class C	(442,518)	(1,464,610)	(434,647)		(1,085,876)
Class I	(3,517,827)	(8,549,096)	(579,848)		(923,770)
Class R3	(1,737)	(6,253)	(28,768)		(80,559)
Class R4	(5,743)	(13,270)	(21,771)		(44,563)
Class R5	(198,953)	(444,267)	(14,845)		(33,552)
Class R6	—	—	(70	)(1)	—
Class Y	(157,745)	(420,519)	(21,372)		(342,680)
Class F	(257,204)	(670,561)	(2,057,797)		(3,088,310)

Total distributions	(5,660,710)	(14,415,837)	(8,339,009)		(15,831,246)

Capital Share Transactions:
Sold	119,595,656	154,359,016	77,395,096		120,102,240
Issued on reinvestment of distributions	5,623,666	14,307,557	8,212,631		15,473,341
Redeemed	(99,586,989)	(231,415,277)	(43,993,887)		(126,762,424)

Net increase (decrease) from capital share transactions	25,632,333	(62,748,704)	41,613,840		8,813,157

Net Increase (Decrease) in Net Assets	41,840,200	(83,538,672)	61,060,972		3,815,379

Net Assets:
Beginning of period	329,143,121	412,681,793	362,289,195		358,473,816

End of period	$370,983,321	$329,143,121	$423,350,167		$362,289,195

(1)	Commenced operations on March 1, 2021

The accompanying notes are an integral part of these financial statements.

190

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Inflation Plus Fund		The Hartford Municipal Opportunities Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$4,270,288	$6,208,864	$14,903,370	$26,662,077
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	6,822,017	18,505,277	366,939	2,602,363
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	5,385,896	9,482,777	29,828,161	4,622,938

Net Increase (Decrease) in Net Assets Resulting from Operations	16,478,201	34,196,918	45,098,470	33,887,378

Distributions to Shareholders:
Class A	(3,282,751)	(3,116,147)	(3,945,543)	(8,611,735)
Class C	(158,886)	(177,866)	(289,004)	(842,411)
Class I	(876,287)	(1,004,272)	(7,875,571)	(14,056,299)
Class R3	(484,676)	(542,803)	—	—
Class R4	(85,564)	(124,519)	—	—
Class R5	(29,976)	(30,265)	—	—
Class Y	(564,796)	(473,560)	(153,084)	(344,446)
Class F	(3,479,191)	(3,168,242)	(2,642,356)	(2,928,839)

Total distributions	(8,962,127)	(8,637,674)	(14,905,558)	(26,783,730)

Capital Share Transactions:
Sold	85,428,550	122,816,206	318,650,118	742,743,519
Issued on reinvestment of distributions	8,738,396	8,418,722	13,099,126	23,411,132
Redeemed	(127,710,441)	(137,359,960)	(165,162,194)	(396,074,833)

Net increase (decrease) from capital share transactions	(33,543,495)	(6,125,032)	166,587,050	370,079,818

Net Increase (Decrease) in Net Assets	(26,027,421)	19,434,212	196,779,962	377,183,466

Net Assets:
Beginning of period	523,777,137	504,342,925	1,467,355,572	1,090,172,106

End of period	$497,749,716	$523,777,137	$1,664,135,534	$1,467,355,572

The accompanying notes are an integral part of these financial statements.

191

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	Hartford Municipal Short Duration Fund		The Hartford Short Duration Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$188,686	$389,588	$15,546,461	$33,744,343
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(6,404)	3,123	6,788,318	(4,469,572)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	240,288	295	4,131,728	10,540,610

Net Increase (Decrease) in Net Assets Resulting from Operations	422,570	393,006	26,466,507	39,815,381

Distributions to Shareholders:
Class A	(131,166)	(341,182)	(7,236,278)	(15,890,843)
Class C	(4,673)	(15,127)	(401,121)	(1,242,314)
Class I	(33,134)	(53,178)	(5,567,184)	(10,500,742)
Class R3	—	—	(14,409)	(29,075)
Class R4	—	—	(40,655)	(136,354)
Class R5	—	—	(18,714)	(40,924)
Class R6	—	—	(11,113)	(320)
Class Y	—	—	(82,316)	(238,467)
Class F	(23,065)	(39,099)	(3,306,775)	(6,474,377)

Total distributions	(192,038)	(448,586)	(16,678,565)	(34,553,416)

Capital Share Transactions:
Sold	6,829,918	15,709,425	605,193,790	1,100,570,097
Issued on reinvestment of distributions	191,353	447,981	15,263,229	31,656,945
Redeemed	(3,726,787)	(11,632,817)	(418,912,533)	(864,409,842)

Net increase (decrease) from capital share transactions	3,294,484	4,524,589	201,544,486	267,817,200

Net Increase (Decrease) in Net Assets	3,525,016	4,469,009	211,332,428	273,079,165

Net Assets:
Beginning of period	25,884,906	21,415,897	1,662,634,801	1,389,555,636

End of period	$29,409,922	$25,884,906	$1,873,967,229	$1,662,634,801

The accompanying notes are an integral part of these financial statements.

192

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Strategic Income Fund		Hartford Sustainable Municipal Bond Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$32,249,848	$32,677,573	$752,871	$1,074,542
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	20,730,516	34,811,038	370,513	(27,478)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	30,534,534	6,574,831	1,695,086	712,473

Net Increase (Decrease) in Net Assets Resulting from Operations	83,514,898	74,063,442	2,818,470	1,759,537

Distributions to Shareholders:
Class A	(7,685,289)	(7,667,575)	(302,981)	(719,963)
Class C	(1,581,298)	(1,525,386)	(17,849)	(68,864)
Class I	(29,595,370)	(17,139,916)	(271,751)	(359,398)
Class R3	(44,181)	(28,423)	—	—
Class R4	(123,261)	(46,207)	—	—
Class R5	(667,129)	(405,048)	—	—
Class R6	(658,285)	(126,449)	—	—
Class Y	(2,982,519)	(1,532,416)	—	—
Class F	(7,984,273)	(7,044,452)	(159,559)	(180,768)

Total distributions	(51,321,605)	(35,515,872)	(752,140)	(1,328,993)

Capital Share Transactions:
Sold	1,553,639,886	1,364,984,101	28,311,017	57,550,170
Issued on reinvestment of distributions	51,121,691	35,272,451	750,011	1,325,741
Redeemed	(594,721,741)	(448,742,996)	(6,982,103)	(12,194,309)

Net increase (decrease) from capital share transactions	1,010,039,836	951,513,556	22,078,925	46,681,602

Net Increase (Decrease) in Net Assets	1,042,233,129	990,061,126	24,145,255	47,112,146

Net Assets:
Beginning of period	1,683,084,115	693,022,989	83,350,524	36,238,378

End of period	$2,725,317,244	$1,683,084,115	$107,495,779	$83,350,524

The accompanying notes are an integral part of these financial statements.

193

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Total Return Bond Fund		The Hartford World Bond Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$28,612,759	$57,931,670	$15,378,937	$43,040,810
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	25,221,349	46,435,924	26,744,899	(117,536,664)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(72,512,585)	57,519,243	(4,014,822)	109,200,566

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,678,477)	161,886,837	38,109,014	34,704,712

Distributions to Shareholders:
Class A	(20,238,141)	(24,713,615)	(1,958,184)	(9,714,634)
Class C	(382,616)	(403,472)	(125,450)	(1,530,082)
Class I	(6,185,976)	(4,973,747)	(12,693,231)	(55,886,615)
Class R3	(73,644)	(94,664)	(4,364)	(37,373)
Class R4	(249,816)	(248,950)	(86,947)	(258,182)
Class R5	(44,228)	(42,277)	(51,892)	(159,088)
Class R6	(1,968,367)	(1,608,114)	(830,713)	(699,005)
Class Y	(7,668,885)	(10,770,483)	(2,267,362)	(12,150,614)
Class F	(19,442,676)	(22,805,593)	(10,378,372)	(51,436,468)

Total distributions	(56,254,349)	(65,660,915)	(28,396,515)	(131,872,061)

Capital Share Transactions:
Sold	903,554,343	1,206,382,514	818,473,182	2,017,345,877
Issued in merger	—	62,746,951	—	—
Issued on reinvestment of distributions	54,817,871	64,083,599	26,628,519	124,555,264
Redeemed	(505,765,857)	(622,728,515)	(1,015,611,836)	(2,882,971,265)

Net increase (decrease) from capital share transactions	452,606,357	710,484,549	(170,510,135)	(741,070,124)

Net Increase (Decrease) in Net Assets	377,673,531	806,710,471	(160,797,636)	(838,237,473)

Net Assets:
Beginning of period	2,991,579,617	2,184,869,146	4,472,890,816	5,311,128,289

End of period	$3,369,253,148	$2,991,579,617	$4,312,093,180	$4,472,890,816

The accompanying notes are an integral part of these financial statements.

194

Hartford Fixed Income Funds

Financial Highlights

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Emerging Markets Local Debt Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$5.39	$0.09	$0.18	$0.27	$(0.09)	$—	$—	$(0.09)	$5.57	4.96	%(5)	$4,140	1.48	%(6)	1.18	%(6)	3.29	%(6)	50%
C	5.40	0.07	0.18	0.25	(0.07)	—	—	(0.07)	5.58	4.56	(5)	1,907	2.24	(6)	1.93	(6)	2.54	(6)	50
I	5.37	0.10	0.17	0.27	(0.10)	—	—	(0.10)	5.54	4.92	(5)	10,714	1.14	(6)	0.93	(6)	3.54	(6)	50
R3	5.37	0.09	0.18	0.27	(0.08)	—	—	(0.08)	5.56	5.01	(5)	11	1.74	(6)	1.14	(6)	3.36	(6)	50
R4	5.37	0.09	0.17	0.26	(0.09)	—	—	(0.09)	5.54	4.79	(5)	45	1.44	(6)	1.18	(6)	3.28	(6)	50
R5	5.15	0.10	0.16	0.26	(0.10)	—	—	(0.10)	5.31	4.96	(5)	25	1.14	(6)	0.88	(6)	3.62	(6)	50
Y	5.33	0.10	0.17	0.27	(0.10)	—	—	(0.10)	5.50	4.98	(5)	45,196	1.13	(6)	0.88	(6)	3.59	(6)	50
F	5.37	0.10	0.18	0.28	(0.10)	—	—	(0.10)	5.55	5.16	(5)	4,168	1.03	(6)	0.83	(6)	3.63	(6)	50

For the Year Ended October 31, 2020
A	$5.86	$0.22	$(0.46)	$(0.24)	$—	$—	$(0.23)	$(0.23)	$5.39	(4.02)%		$4,441	1.42%		1.18%		4.08%		99%
C	5.86	0.19	(0.46)	(0.27)	—	—	(0.19)	(0.19)	5.40	(4.66)		1,795	2.18		1.93		3.35		99
I	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.73)		10,596	1.07		0.93		4.43		99
R3	5.84	0.23	(0.46)	(0.23)	—	—	(0.24)	(0.24)	5.37	(3.97)		11	1.70		1.06		4.20		99
R4	5.83	0.22	(0.45)	(0.23)	—	—	(0.23)	(0.23)	5.37	(3.87)		43	1.40		1.18		4.07		99
R5	5.60	0.22	(0.42)	(0.20)	—	—	(0.25)	(0.25)	5.15	(3.52)		45	1.10		0.88		4.31		99
Y	5.80	0.24	(0.46)	(0.22)	—	—	(0.25)	(0.25)	5.33	(3.72)		43,062	1.09		0.88		4.43		99
F	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.65)		3,201	0.98		0.83		4.46		99

For the Year Ended October 31, 2019
A	$5.50	$0.29	$0.48	$0.77	$(0.27)	$—	$(0.14)	$(0.41)	$5.86	14.52%		$5,691	1.45%		1.25%		5.10%		110%
C	5.50	0.25	0.47	0.72	(0.23)	—	(0.13)	(0.36)	5.86	13.57		2,495	2.19		2.00		4.35		110
I	5.48	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.84	14.92		41,300	1.11		0.98		5.36		110
R3	5.47	0.29	0.49	0.78	(0.27)	—	(0.14)	(0.41)	5.84	14.82		12	1.74		1.17		5.16		110
R4	5.47	0.29	0.48	0.77	(0.27)	—	(0.14)	(0.41)	5.83	14.58		49	1.44		1.25		5.09		110
R5	5.27	0.29	0.47	0.76	(0.28)	—	(0.15)	(0.43)	5.60	14.96		11	1.14		0.95		5.36		110
Y	5.44	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.80	15.12		87,413	1.10		0.90		5.44		110
F	5.48	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.84	15.00		4,150	1.02		0.90		5.44		110

For the Year Ended October 31, 2018
A	$7.62	$0.30	$(0.75)	$(0.45)	$(1.67)	$—	$—	$(1.67)	$5.50	(8.25)%		$6,774	1.41%		1.25%		4.78%		130%
C	7.62	0.25	(0.75)	(0.50)	(1.62)	—	—	(1.62)	5.50	(8.86)		2,951	2.19		2.00		4.04		130
I	7.61	0.32	(0.76)	(0.44)	(1.69)	—	—	(1.69)	5.48	(8.00)		62,924	1.07		0.96		5.08		130
R3	7.60	0.29	(0.76)	(0.47)	(1.66)	—	—	(1.66)	5.47	(8.44)		11	1.73		1.39		4.65		130
R4	7.60	0.30	(0.76)	(0.46)	(1.67)	—	—	(1.67)	5.47	(8.29)		60	1.43		1.25		4.79		130
R5	7.38	0.31	(0.73)	(0.42)	(1.69)	—	—	(1.69)	5.27	(7.98)		10	1.13		0.95		5.11		130
Y	7.57	0.32	(0.75)	(0.43)	(1.70)	—	—	(1.70)	5.44	(7.99)		86,121	1.06		0.90		5.13		130
F	7.61	0.32	(0.76)	(0.44)	(1.69)	—	—	(1.69)	5.48	(7.93)		4,599	1.01		0.90		5.15		130

For the Year Ended October 31, 2017
A	$7.48	$0.37	$0.11	$0.48	$(0.34)	$—	$—	$(0.34)	$7.62	6.80%		$8,324	1.44%		1.25%		4.87%		151%
C	7.47	0.31	0.13	0.44	(0.29)	—	—	(0.29)	7.62	5.98		2,777	2.20		2.00		4.13		151
I	7.46	0.39	0.13	0.52	(0.37)	—	—	(0.37)	7.61	7.11		46,768	1.18		1.00		5.10		151
R3	7.43	0.35	0.13	0.48	(0.31)	—	—	(0.31)	7.60	6.61		12	1.96		1.50		4.67		151
R4	7.45	0.37	0.12	0.49	(0.34)	—	—	(0.34)	7.60	6.73		46	1.50		1.25		4.86		151
R5	7.24	0.38	0.11	0.49	(0.35)	—	—	(0.35)	7.38	7.00		11	1.21		0.95		5.22		151
Y	7.43	0.39	0.12	0.51	(0.37)	—	—	(0.37)	7.57	7.11		94,802	1.07		0.90		5.24		151
F(7)	7.29	0.26	0.31	0.57	(0.25)	—	—	(0.25)	7.61	7.87	(5)	2,210	1.04	(6)	0.90	(6)	4.99	(6)	151

The accompanying notes are an integral part of these financial statements.

195

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Emerging Markets Local Debt Fund – (continued)

For the Year Ended October 31, 2016
A	$7.09	$0.35	$0.38	$0.73	$—	$—	$(0.34)	$(0.34)	$7.48	10.62%		$5,804	1.64%		1.26	%(8)	4.91%		187%
C	7.08	0.30	0.37	0.67	—	—	(0.28)	(0.28)	7.47	9.78		1,895	2.43		2.01	(8)	4.14		187
I	7.07	0.37	0.38	0.75	—	—	(0.36)	(0.36)	7.46	10.93		9,871	1.41		1.01	(8)	5.08		187
R3	7.08	0.32	0.35	0.67	—	—	(0.32)	(0.32)	7.43	9.80		20	1.92		1.56	(8)	4.44		187
R4	7.08	0.34	0.38	0.72	—	—	(0.35)	(0.35)	7.45	10.51		31	1.61		1.26	(8)	4.76		187
R5	7.08	0.36	0.34	0.70	—	—	(0.54)	(0.54)	7.24	10.44		12	1.30		0.96	(8)	5.04		187
Y	7.05	0.37	0.38	0.75	—	—	(0.37)	(0.37)	7.43	10.96		87,545	1.20		0.91	(8)	5.26		187

The Hartford Floating Rate Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$8.04	$0.15	$0.34	$0.49	$(0.13)	$—	$—	$(0.13)	$8.40	6.07	%(5)	$744,970	1.01	%(6)	1.00	%(6)	3.70	%(6)	49%
C	8.12	0.12	0.33	0.45	(0.09)	—	—	(0.09)	8.48	5.61	(5)	130,928	1.77	(6)	1.75	(6)	2.98	(6)	49
I	8.03	0.16	0.34	0.50	(0.16)	—	—	(0.16)	8.37	6.23	(5)	912,268	0.73	(6)	0.73	(6)	3.96	(6)	49
R3	8.10	0.14	0.34	0.48	(0.12)	—	—	(0.12)	8.46	5.89	(5)	4,699	1.38	(6)	1.25	(6)	3.46	(6)	49
R4	8.04	0.15	0.33	0.48	(0.12)	—	—	(0.12)	8.40	6.05	(5)	2,236	1.08	(6)	1.00	(6)	3.72	(6)	49
R5	8.03	0.16	0.33	0.49	(0.15)	—	—	(0.15)	8.37	6.16	(5)	1,132	0.77	(6)	0.77	(6)	3.96	(6)	49
Y	8.01	0.16	0.33	0.49	(0.16)	—	—	(0.16)	8.34	6.13	(5)	45,433	0.76	(6)	0.75	(6)	3.95	(6)	49
F	8.02	0.17	0.33	0.50	(0.17)	—	—	(0.17)	8.35	6.24	(5)	113,783	0.66	(6)	0.66	(6)	4.03	(6)	49

For the Year Ended October 31, 2020
A	$8.37	$0.29	$(0.33)	$(0.04)	$(0.29)	$—	$—	$(0.29)	$8.04	(0.40)%		$659,749	1.01%		1.00%		3.62%		86%
C	8.45	0.24	(0.34)	(0.10)	(0.23)	—	—	(0.23)	8.12	(1.10)		231,747	1.74		1.74		2.91		86
I	8.36	0.32	(0.34)	(0.02)	(0.31)	—	—	(0.31)	8.03	(0.14)		749,601	0.73		0.73		3.93		86
R3	8.42	0.27	(0.32)	(0.05)	(0.27)	—	—	(0.27)	8.10	(0.51)		4,684	1.37		1.25		3.38		86
R4	8.36	0.29	(0.32)	(0.03)	(0.29)	—	—	(0.29)	8.04	(0.29)		2,274	1.07		1.00		3.63		86
R5	8.35	0.31	(0.32)	(0.01)	(0.31)	—	—	(0.31)	8.03	(0.07)		987	0.77		0.77		3.84		86
Y	8.33	0.32	(0.33)	(0.01)	(0.31)	—	—	(0.31)	8.01	0.00	(9)	42,538	0.71		0.71		3.93		86
F	8.36	0.33	(0.35)	(0.02)	(0.32)	—	—	(0.32)	8.02	(0.20)		92,849	0.65		0.65		4.09		86

For the Year Ended October 31, 2019
A	$8.68	$0.39	$(0.23)	$0.16	$(0.45)	$—	$(0.02)	$(0.47)	$8.37	1.98%		$762,132	1.00%		1.00%		4.61%		46%
C	8.67	0.33	(0.23)	0.10	(0.31)	—	(0.01)	(0.32)	8.45	1.22		458,641	1.73		1.73		3.89		46
I	8.69	0.41	(0.23)	0.18	(0.49)	—	(0.02)	(0.51)	8.36	2.29		1,316,224	0.71		0.71		4.90		46
R3	8.70	0.37	(0.23)	0.14	(0.41)	—	(0.01)	(0.42)	8.42	1.72		6,708	1.33		1.25		4.35		46
R4	8.67	0.39	(0.22)	0.17	(0.46)	—	(0.02)	(0.48)	8.36	2.04		2,807	1.05		1.00		4.66		46
R5	8.68	0.41	(0.23)	0.18	(0.49)	—	(0.02)	(0.51)	8.35	2.18		1,193	0.77		0.77		4.84		46
Y	8.67	0.42	(0.24)	0.18	(0.50)	—	(0.02)	(0.52)	8.33	2.25		63,586	0.71		0.71		4.93		46
F	8.70	0.41	(0.22)	0.19	(0.51)	—	(0.02)	(0.53)	8.36	2.32		398,085	0.64		0.64		4.83		46

For the Year Ended October 31, 2018
A	$8.74	$0.37	$(0.08)	$0.29	$(0.35)	$—	$—	$(0.35)	$8.68	3.41%		$909,677	0.99%		0.99%		4.21%		55%
C	8.73	0.30	(0.07)	0.23	(0.29)	—	—	(0.29)	8.67	2.65		744,791	1.73		1.73		3.48		55
I	8.75	0.39	(0.07)	0.32	(0.38)	—	—	(0.38)	8.69	3.70		1,903,730	0.72		0.72		4.50		55
R3	8.76	0.35	(0.08)	0.27	(0.33)	—	—	(0.33)	8.70	3.15		8,479	1.37		1.25		3.95		55
R4	8.73	0.37	(0.08)	0.29	(0.35)	—	—	(0.35)	8.67	3.40		5,804	1.07		1.00		4.21		55
R5	8.74	0.39	(0.08)	0.31	(0.37)	—	—	(0.37)	8.68	3.67		1,897	0.77		0.74		4.45		55
Y	8.73	0.39	(0.07)	0.32	(0.38)	—	—	(0.38)	8.67	3.71		470,887	0.71		0.70		4.53		55
F	8.76	0.39	(0.07)	0.32	(0.38)	—	—	(0.38)	8.70	3.88		67,464	0.65		0.65		4.52		55

The accompanying notes are an integral part of these financial statements.

196

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Floating Rate Fund – (continued)

For the Year Ended October 31, 2017
A	$8.58	$0.32	$0.16	$0.48	$(0.31)	$—	$(0.01)	$(0.32)	$8.74	5.66%		$806,759	0.98%		0.98%		3.68%		62%
C	8.57	0.26	0.15	0.41	(0.24)	—	(0.01)	(0.25)	8.73	4.89		1,046,990	1.72		1.72		2.95		62
I	8.59	0.34	0.16	0.50	(0.33)	—	(0.01)	(0.34)	8.75	5.95		1,817,213	0.71		0.71		3.94		62
R3	8.61	0.30	0.15	0.45	(0.29)	—	(0.01)	(0.30)	8.76	5.25		9,993	1.37		1.25		3.41		62
R4	8.58	0.32	0.15	0.47	(0.31)	—	(0.01)	(0.32)	8.73	5.52		6,359	1.06		1.00		3.65		62
R5	8.58	0.34	0.16	0.50	(0.33)	—	(0.01)	(0.34)	8.74	5.96		2,200	0.80		0.70		3.96		62
Y	8.57	0.35	0.16	0.51	(0.34)	—	(0.01)	(0.35)	8.73	5.99		374,594	0.67		0.67		3.98		62
F(7)	8.74	0.23	0.02	0.25	(0.22)	—	(0.01)	(0.23)	8.76	2.78	(5)	48,407	0.65	(6)	0.65	(6)	3.95	(6)	62

For the Year Ended October 31, 2016
A	$8.41	$0.36	$0.16	$0.52	$(0.35)	$—	$—	$(0.35)	$8.58	6.38%		$875,037	1.02%		1.01	%(10)	4.40%		40%
B	8.40	0.30	0.15	0.45	(0.28)	—	—	(0.28)	8.57	5.59		3,696	1.90		1.76	(10)	3.66		40
C	8.40	0.30	0.16	0.46	(0.29)	—	—	(0.29)	8.57	5.62		1,213,760	1.74		1.74	(10)	3.67		40
I	8.42	0.39	0.15	0.54	(0.37)	—	—	(0.37)	8.59	6.67		1,466,928	0.74		0.74	(10)	4.66		40
R3	8.43	0.34	0.17	0.51	(0.33)	—	—	(0.33)	8.61	6.24		10,618	1.38		1.26	(10)	4.15		40
R4	8.40	0.36	0.17	0.53	(0.35)	—	—	(0.35)	8.58	6.51		8,781	1.07		1.01	(10)	4.39		40
R5	8.41	0.39	0.15	0.54	(0.37)	—	—	(0.37)	8.58	6.70		1,941	0.80		0.71	(10)	4.69		40
Y	8.40	0.39	0.16	0.55	(0.38)	—	—	(0.38)	8.57	6.76		318,753	0.66		0.66	(10)	4.73		40

The Hartford Floating Rate High Income Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$9.23	$0.18	$0.42	$0.60	$(0.15)	$—	$—	$(0.15)	$9.68	6.56	%(5)	$73,221	1.15	%(6)	1.05	%(6)	3.86	%(6)	69%
C	9.31	0.15	0.43	0.58	(0.12)	—	—	(0.12)	9.77	6.24	(5)	29,929	1.89	(6)	1.80	(6)	3.13	(6)	69
I	9.18	0.19	0.42	0.61	(0.16)	—	—	(0.16)	9.63	6.72	(5)	224,817	0.88	(6)	0.80	(6)	4.12	(6)	69
R3	9.25	0.17	0.42	0.59	(0.14)	—	—	(0.14)	9.70	6.39	(5)	138	1.50	(6)	1.35	(6)	3.49	(6)	69
R4	9.21	0.18	0.42	0.60	(0.15)	—	—	(0.15)	9.66	6.57	(5)	366	1.20	(6)	1.05	(6)	3.84	(6)	69
R5	9.18	0.20	0.42	0.62	(0.17)	—	—	(0.17)	9.63	6.75	(5)	11,723	0.89	(6)	0.75	(6)	4.16	(6)	69
Y	9.19	0.19	0.43	0.62	(0.17)	—	—	(0.17)	9.64	6.72	(5)	9,362	0.88	(6)	0.78	(6)	4.10	(6)	69
F	9.20	0.19	0.43	0.62	(0.17)	—	—	(0.17)	9.65	6.73	(5)	21,427	0.78	(6)	0.75	(6)	4.11	(6)	69

For the Year Ended October 31, 2020
A	$9.64	$0.37	$(0.42)	$(0.05)	$(0.36)	$—	$—	$(0.36)	$9.23	(0.46)%		$64,414	1.15%		1.05%		3.95%		120%
C	9.72	0.30	(0.42)	(0.12)	(0.29)	—	—	(0.29)	9.31	(1.17)		38,246	1.89		1.80		3.21		120
I	9.62	0.39	(0.45)	(0.06)	(0.38)	—	—	(0.38)	9.18	(0.54)		194,107	0.87		0.80		4.18		120
R3	9.66	0.34	(0.42)	(0.08)	(0.33)	—	—	(0.33)	9.25	(0.75)		128	1.50		1.35		3.68		120
R4	9.61	0.36	(0.40)	(0.04)	(0.36)	—	—	(0.36)	9.21	(0.36)		347	1.20		1.05		3.93		120
R5	9.58	0.39	(0.41)	(0.02)	(0.38)	—	—	(0.38)	9.18	(0.08)		10,605	0.90		0.75		4.23		120
Y	9.59	0.40	(0.42)	(0.02)	(0.38)	—	—	(0.38)	9.19	(0.10)		7,422	0.89		0.78		4.25		120
F	9.61	0.40	(0.42)	(0.02)	(0.39)	—	—	(0.39)	9.20	(0.17)		13,874	0.79		0.75		4.28		120

For the Year Ended October 31, 2019
A	$10.01	$0.46	$(0.24)	$0.22	$(0.57)	$—	$(0.02)	$(0.59)	$9.64	2.34%		$87,122	1.14%		1.05%		4.71%		78%
C	10.01	0.39	(0.24)	0.15	(0.42)	—	(0.02)	(0.44)	9.72	1.60		56,859	1.88		1.80		3.97		78
I	10.02	0.48	(0.24)	0.24	(0.61)	—	(0.03)	(0.64)	9.62	2.63		220,436	0.87		0.80		4.97		78
R3	10.00	0.43	(0.23)	0.20	(0.52)	—	(0.02)	(0.54)	9.66	2.13		227	1.50		1.35		4.41		78
R4	9.99	0.46	(0.24)	0.22	(0.58)	—	(0.02)	(0.60)	9.61	2.33		346	1.20		1.05		4.76		78
R5	9.98	0.49	(0.24)	0.25	(0.62)	—	(0.03)	(0.65)	9.58	2.72		11,015	0.88		0.75		5.01		78
Y	9.99	0.48	(0.23)	0.25	(0.62)	—	(0.03)	(0.65)	9.59	2.71		14,773	0.86		0.77		4.98		78
F	10.01	0.49	(0.24)	0.25	(0.62)	—	(0.03)	(0.65)	9.61	2.73		21,903	0.78		0.75		5.04		78

The accompanying notes are an integral part of these financial statements.

197

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Floating Rate High Income Fund – (continued)

For the Year Ended October 31, 2018
A	$10.06	$0.43	$(0.07)	$0.36	$(0.41)	$—	$—	$(0.41)	$10.01	3.62%		$119,920	1.14%		1.05%		4.29%		84%
C	10.06	0.36	(0.08)	0.28	(0.33)	—	—	(0.33)	10.01	2.85		78,122	1.88		1.80		3.54		84
I	10.07	0.46	(0.08)	0.38	(0.43)	—	—	(0.43)	10.02	3.88		313,336	0.86		0.80		4.56		84
R3	10.05	0.40	(0.07)	0.33	(0.38)	—	—	(0.38)	10.00	3.31		267	1.50		1.35		4.00		84
R4	10.04	0.43	(0.07)	0.36	(0.41)	—	—	(0.41)	9.99	3.62		809	1.20		1.05		4.30		84
R5	10.03	0.47	(0.08)	0.39	(0.44)	—	—	(0.44)	9.98	3.93		12,192	0.89		0.75		4.65		84
Y	10.04	0.46	(0.07)	0.39	(0.44)	—	—	(0.44)	9.99	3.93		20,412	0.83		0.75		4.62		84
F	10.07	0.46	(0.08)	0.38	(0.44)	—	—	(0.44)	10.01	3.93		31,840	0.78		0.75		4.61		84

For the Year Ended October 31, 2017
A	$9.82	$0.40	$0.22	$0.62	$(0.38)	$—	$—	$(0.38)	$10.06	6.38%		$145,099	1.10%		1.05%		3.97%		77%
C	9.82	0.32	0.22	0.54	(0.30)	—	—	(0.30)	10.06	5.59		89,003	1.86		1.80		3.23		77
I	9.83	0.42	0.22	0.64	(0.40)	—	—	(0.40)	10.07	6.64		250,468	0.87		0.80		4.19		77
R3	9.81	0.37	0.22	0.59	(0.35)	—	—	(0.35)	10.05	6.07		339	1.53		1.35		3.69		77
R4	9.80	0.39	0.23	0.62	(0.38)	—	—	(0.38)	10.04	6.38		709	1.18		1.05		3.94		77
R5	9.80	0.42	0.22	0.64	(0.41)	—	—	(0.41)	10.03	6.59		1,851	0.87		0.75		4.17		77
Y	9.80	0.43	0.22	0.65	(0.41)	—	—	(0.41)	10.04	6.71		7,121	0.80		0.75		4.28		77
F(7)	10.03	0.29	0.01	0.30	(0.26)	—	—	(0.26)	10.07	2.98	(5)	17,138	0.77	(6)	0.75	(6)	4.27	(6)	77

For the Year Ended October 31, 2016
A	$9.59	$0.51	$0.20	$0.71	$(0.45)	$—	$(0.03)	$(0.48)	$9.82	7.81%		$123,600	1.15%		1.07	%(11)	5.43%		75%
C	9.60	0.44	0.19	0.63	(0.39)	—	(0.02)	(0.41)	9.82	6.90		83,318	1.91		1.82	(11)	4.70		75
I	9.60	0.53	0.21	0.74	(0.48)	—	(0.03)	(0.51)	9.83	8.07		151,912	0.91		0.82	(11)	5.65		75
R3	9.58	0.49	0.20	0.69	(0.43)	—	(0.03)	(0.46)	9.81	7.50		319	1.55		1.37	(11)	5.18		75
R4	9.58	0.51	0.20	0.71	(0.46)	—	(0.03)	(0.49)	9.80	7.77		507	1.23		1.07	(11)	5.40		75
R5	9.57	0.53	0.31	0.84	(0.58)	—	(0.03)	(0.61)	9.80	9.27		592	0.92		0.77	(11)	5.55		75
Y	9.57	0.54	0.20	0.74	(0.48)	—	(0.03)	(0.51)	9.80	8.14		4,932	0.81		0.77	(11)	5.75		75

The Hartford High Yield Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$7.27	$0.15	$0.39	$0.54	$(0.15)	$—	$—	$(0.15)	$7.66	7.50	%(5)	$273,465	1.00	%(6)	0.95	%(6)	4.08	%(6)	22%
C	7.25	0.13	0.38	0.51	(0.12)	—	—	(0.12)	7.64	7.12	(5)	18,703	1.72	(6)	1.70	(6)	3.34	(6)	22
I	7.30	0.17	0.38	0.55	(0.17)	—	—	(0.17)	7.68	7.62	(5)	29,044	0.66	(6)	0.65	(6)	4.38	(6)	22
R3	7.28	0.14	0.39	0.53	(0.14)	—	—	(0.14)	7.67	7.33	(5)	1,516	1.30	(6)	1.26	(6)	3.79	(6)	22
R4	7.29	0.15	0.39	0.54	(0.15)	—	—	(0.15)	7.68	7.48	(5)	1,140	0.99	(6)	0.97	(6)	4.07	(6)	22
R5	7.26	0.16	0.39	0.55	(0.17)	—	—	(0.17)	7.64	7.66	(5)	671	0.69	(6)	0.67	(6)	4.37	(6)	22
R6(12)	7.57	0.05	0.01	0.06	(0.05)	—	—	(0.05)	7.58	0.84	(5)	10	0.58	(6)	0.55	(6)	4.26	(6)	22
Y	7.20	0.16	0.38	0.54	(0.16)	—	—	(0.16)	7.58	7.57	(5)	1,007	0.68	(6)	0.66	(6)	4.37	(6)	22
F	7.28	0.17	0.38	0.55	(0.18)	—	—	(0.18)	7.65	7.64	(5)	97,794	0.58	(6)	0.55	(6)	4.47	(6)	22

For the Year Ended October 31, 2020
A	$7.36	$0.33	$(0.10)	$0.23	$(0.32)	$—	$—	$(0.32)	$7.27	3.31%		$239,310	1.15%		1.03%		4.54%		59%
C	7.33	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	7.25	2.68		26,125	1.86		1.78		3.81		59
I	7.38	0.35	(0.09)	0.26	(0.34)	—	—	(0.34)	7.30	3.74		20,666	0.82		0.77		4.80		59
R3	7.36	0.30	(0.08)	0.22	(0.30)	—	—	(0.30)	7.28	3.14		1,866	1.44		1.34		4.25		59
R4	7.37	0.33	(0.09)	0.24	(0.32)	—	—	(0.32)	7.29	3.45		997	1.14		1.04		4.54		59
R5	7.33	0.35	(0.07)	0.28	(0.35)	—	—	(0.35)	7.26	3.95		614	0.84		0.74		4.86		59
Y	7.30	0.35	(0.12)	0.23	(0.33)	—	—	(0.33)	7.20	3.35		849	0.83		0.77		4.84		59
F	7.37	0.35	(0.08)	0.27	(0.36)	—	—	(0.36)	7.28	3.78		71,863	0.72		0.67		4.90		59

The accompanying notes are an integral part of these financial statements.

198

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford High Yield Fund – (continued)

For the Year Ended October 31, 2019
A	$7.15	$0.36	$0.22	$0.58	$(0.37)	$—	$—	$(0.37)	$7.36	8.27%		$229,615	1.17%		1.05%		5.00%		36%
C	7.12	0.31	0.21	0.52	(0.31)	—	—	(0.31)	7.33	7.42		32,746	1.87		1.80		4.27		36
I	7.19	0.38	0.21	0.59	(0.40)	—	—	(0.40)	7.38	8.55		20,575	0.83		0.79		5.25		36
R3	7.14	0.34	0.22	0.56	(0.34)	—	—	(0.34)	7.36	8.03		1,501	1.46		1.35		4.72		36
R4	7.16	0.36	0.22	0.58	(0.37)	—	—	(0.37)	7.37	8.26		1,009	1.16		1.05		5.02		36
R5	7.15	0.38	0.21	0.59	(0.41)	—	—	(0.41)	7.33	8.50		793	0.85		0.75		5.29		36
Y	7.13	0.37	0.21	0.58	(0.41)	—	—	(0.41)	7.30	8.42		11,647	0.83		0.78		5.09		36
F	7.18	0.39	0.22	0.61	(0.42)	—	—	(0.42)	7.37	8.74		60,588	0.74		0.70		5.35		36

For the Year Ended October 31, 2018
A	$7.49	$0.36	$(0.34)	$0.02	$(0.36)	$—	$—	$(0.36)	$7.15	0.27%		$214,430	1.17%		1.05%		4.92%		29%
C	7.47	0.31	(0.36)	(0.05)	(0.30)	—	—	(0.30)	7.12	(0.63)		38,727	1.87		1.80		4.17		29
I	7.54	0.38	(0.35)	0.03	(0.38)	—	—	(0.38)	7.19	0.44		18,652	0.83		0.78		5.19		29
R3	7.49	0.34	(0.35)	(0.01)	(0.34)	—	—	(0.34)	7.14	(0.17)		1,964	1.47		1.35		4.62		29
R4	7.51	0.36	(0.35)	0.01	(0.36)	—	—	(0.36)	7.16	0.15		1,144	1.17		1.05		4.92		29
R5	7.49	0.38	(0.34)	0.04	(0.38)	—	—	(0.38)	7.15	0.57		628	0.87		0.75		5.22		29
Y	7.48	0.39	(0.35)	0.04	(0.39)	—	—	(0.39)	7.13	0.48		867	0.81		0.70		5.27		29
F	7.53	0.39	(0.35)	0.04	(0.39)	—	—	(0.39)	7.18	0.51		52,810	0.75		0.70		5.27		29

For the Year Ended October 31, 2017
A	$7.28	$0.37	$0.21	$0.58	$(0.36)	$—	$(0.01)	$(0.37)	$7.49	8.16%		$224,824	1.17%		1.05%		5.04%		49%
C	7.25	0.32	0.22	0.54	(0.31)	—	(0.01)	(0.32)	7.47	7.52		57,139	1.85		1.80		4.29		49
I	7.31	0.39	0.23	0.62	(0.38)	—	(0.01)	(0.39)	7.54	8.70		28,998	0.95		0.80		5.28		49
R3	7.27	0.35	0.22	0.57	(0.34)	—	(0.01)	(0.35)	7.49	7.99		2,586	1.48		1.35		4.74		49
R4	7.28	0.37	0.23	0.60	(0.36)	—	(0.01)	(0.37)	7.51	8.45		1,463	1.18		1.05		5.03		49
R5	7.27	0.39	0.22	0.61	(0.38)	—	(0.01)	(0.39)	7.49	8.63		885	0.87		0.75		5.33		49
Y	7.26	0.40	0.22	0.62	(0.39)	—	(0.01)	(0.40)	7.48	8.69		7,330	0.75		0.70		5.40		49
F(7)	7.48	0.27	0.05	0.32	(0.26)	—	(0.01)	(0.27)	7.53	4.33	(5)	45,699	0.75	(6)	0.70	(6)	5.31	(6)	49

For the Year Ended October 31, 2016
A	$7.14	$0.35	$0.14	$0.49	$(0.35)	$—	$—	$(0.35)	$7.28	7.10%		$247,549	1.23%		1.07	%(13)	4.93%		47%
B	7.10	0.29	0.13	0.42	(0.29)	—	—	(0.29)	7.23	6.17		1,509	2.12		1.82	(13)	4.19		47
C	7.12	0.29	0.13	0.42	(0.29)	—	—	(0.29)	7.25	6.16		61,297	1.88		1.82	(13)	4.18		47
I	7.18	0.36	0.14	0.50	(0.37)	—	—	(0.37)	7.31	7.20		37,099	0.88		0.82	(13)	5.14		47
R3	7.14	0.33	0.13	0.46	(0.33)	—	—	(0.33)	7.27	6.64		3,153	1.50		1.37	(13)	4.63		47
R4	7.15	0.35	0.12	0.47	(0.34)	—	—	(0.34)	7.28	6.92		1,681	1.20		1.07	(13)	5.01		47
R5	7.14	0.37	0.13	0.50	(0.37)	—	—	(0.37)	7.27	7.27		665	0.90		0.77	(13)	5.23		47
Y	7.13	0.37	0.13	0.50	(0.37)	—	—	(0.37)	7.26	7.32		7,957	0.77		0.72	(13)	5.28		47

The Hartford Inflation Plus Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$11.11	$0.09	$0.27	$0.36	$(0.18)	$—	$—	$(0.18)	$11.29	3.26	%(5)	$214,371	0.86	%(6)	0.85	%(6)	1.57	%(6)	29	%(14)
C	10.70	0.05	0.26	0.31	(0.08)	—	—	(0.08)	10.93	2.92	(5)	19,519	1.59	(6)	1.59	(6)	0.85	(6)	29	(14)
I	11.35	0.10	0.28	0.38	(0.21)	—	—	(0.21)	11.52	3.37	(5)	46,752	0.55	(6)	0.55	(6)	1.82	(6)	29	(14)
R3	10.89	0.07	0.26	0.33	(0.15)	—	—	(0.15)	11.07	3.00	(5)	33,843	1.17	(6)	1.17	(6)	1.22	(6)	29	(14)
R4	11.12	0.08	0.27	0.35	(0.17)	—	—	(0.17)	11.30	3.15	(5)	4,520	0.87	(6)	0.87	(6)	1.41	(6)	29	(14)
R5	11.30	0.11	0.27	0.38	(0.21)	—	—	(0.21)	11.47	3.38	(5)	1,947	0.57	(6)	0.57	(6)	1.90	(6)	29	(14)
Y	11.37	0.11	0.27	0.38	(0.21)	—	—	(0.21)	11.54	3.36	(5)	31,192	0.56	(6)	0.56	(6)	1.85	(6)	29	(14)
F	11.34	0.10	0.29	0.39	(0.22)	—	—	(0.22)	11.51	3.47	(5)	145,606	0.45	(6)	0.45	(6)	1.85	(6)	29	(14)

The accompanying notes are an integral part of these financial statements.

199

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover

The Hartford Inflation Plus Fund – (continued)

For the Year Ended October 31, 2020
A	$10.54	$0.13	$0.62	$0.75	$(0.18)	$—	$—	$(0.18)	$11.11	7.23%	$200,745	0.92%	0.85%		1.17%	78	%(14)
C	10.11	0.03	0.62	0.65	(0.06)	—	—	(0.06)	10.70	6.45	20,713	1.65	1.59		0.29	78	(14)
I	10.75	0.16	0.65	0.81	(0.21)	—	—	(0.21)	11.35	7.64	54,119	0.60	0.57		1.49	78	(14)
R3	10.33	0.08	0.62	0.70	(0.14)	—	—	(0.14)	10.89	6.89	35,410	1.21	1.18		0.81	78	(14)
R4	10.54	0.11	0.64	0.75	(0.17)	—	—	(0.17)	11.12	7.24	5,663	0.92	0.89		1.07	78	(14)
R5	10.71	0.17	0.63	0.80	(0.21)	—	—	(0.21)	11.30	7.56	1,650	0.61	0.58		1.57	78	(14)
Y	10.77	0.15	0.66	0.81	(0.21)	—	—	(0.21)	11.37	7.64	30,813	0.60	0.57		1.38	78	(14)
F	10.75	0.16	0.64	0.80	(0.21)	—	—	(0.21)	11.34	7.61	174,665	0.49	0.49		1.49	78	(14)

For the Year Ended October 31, 2019
A	$10.34	$0.18	$0.40	$0.58	$(0.38)	$—	$—	$(0.38)	$10.54	5.81%	$185,301	0.99%	0.85%		1.71%	77%
C	9.88	0.09	0.39	0.48	(0.25)	—	—	(0.25)	10.11	5.00	34,060	1.70	1.60		0.87	77
I	10.53	0.21	0.41	0.62	(0.40)	—	—	(0.40)	10.75	6.17	52,182	0.66	0.60		1.98	77
R3	10.13	0.14	0.40	0.54	(0.34)	—	—	(0.34)	10.33	5.50	40,395	1.28	1.20		1.36	77
R4	10.33	0.18	0.40	0.58	(0.37)	—	—	(0.37)	10.54	5.79	7,831	0.98	0.90		1.72	77
R5	10.50	0.20	0.41	0.61	(0.40)	—	—	(0.40)	10.71	6.18	1,975	0.68	0.60		1.88	77
Y	10.56	0.21	0.41	0.62	(0.41)	—	—	(0.41)	10.77	6.11	24,678	0.65	0.58		1.97	77
F	10.53	0.22	0.41	0.63	(0.41)	—	—	(0.41)	10.75	6.22	157,921	0.56	0.55		2.05	77

For the Year Ended October 31, 2018
A	$10.95	$0.25	$(0.37)	$(0.12)	$(0.49)	$—	$—	$(0.49)	$10.34	(1.19)%	$193,398	0.98%	0.85%		2.34%	18%
C	10.47	0.16	(0.36)	(0.20)	(0.39)	—	—	(0.39)	9.88	(1.95)	60,373	1.69	1.60		1.61	18
I	11.15	0.27	(0.38)	(0.11)	(0.51)	—	—	(0.51)	10.53	(0.99)	51,586	0.67	0.60		2.57	18
R3	10.74	0.20	(0.36)	(0.16)	(0.45)	—	—	(0.45)	10.13	(1.57)	45,035	1.28	1.20		1.99	18
R4	10.94	0.24	(0.37)	(0.13)	(0.48)	—	—	(0.48)	10.33	(1.28)	9,723	0.98	0.90		2.32	18
R5	11.12	0.27	(0.37)	(0.10)	(0.52)	—	—	(0.52)	10.50	(0.99)	2,711	0.68	0.60		2.54	18
Y	11.18	0.28	(0.38)	(0.10)	(0.52)	—	—	(0.52)	10.56	(0.93)	28,512	0.62	0.55		2.64	18
F	11.16	0.28	(0.39)	(0.11)	(0.52)	—	—	(0.52)	10.53	(1.03)	151,498	0.56	0.55		2.61	18

For the Year Ended October 31, 2017
A	$11.05	$0.15	$(0.12)	$0.03	$(0.13)	$—	$—	$(0.13)	$10.95	0.27%	$203,962	0.95%	0.85%		1.39%	72%
C	10.56	0.07	(0.12)	(0.05)	(0.04)	—	—	(0.04)	10.47	(0.46)	110,182	1.67	1.60		0.65	72
I	11.25	0.18	(0.12)	0.06	(0.16)	—	—	(0.16)	11.15	0.53	57,101	0.74	0.60		1.66	72
R3	10.84	0.11	(0.12)	(0.01)	(0.09)	—	—	(0.09)	10.74	(0.07)	48,953	1.27	1.20		1.05	72
R4	11.04	0.15	(0.13)	0.02	(0.12)	—	—	(0.12)	10.94	0.22	11,278	0.97	0.90		1.33	72
R5	11.22	0.18	(0.12)	0.06	(0.16)	—	—	(0.16)	11.12	0.54	2,924	0.69	0.60		1.67	72
Y	11.28	0.19	(0.13)	0.06	(0.16)	—	—	(0.16)	11.18	0.59	31,947	0.57	0.55		1.75	72
F(7)	11.08	0.12	(0.04)	0.08	—	—	—	—	11.16	0.72 (5)	119,654	0.55 (6)	0.55	(6)	1.65 (6)	72

For the Year Ended October 31, 2016
A	$10.57	$0.09	$0.39	$0.48	$—	$—	$—	—	$11.05	4.54%	$229,329	0.98%	0.87	%(15)	0.87%	$70%
B	10.18	(0.01)	0.40	0.39	—	—	—	—	10.57	3.83	5,154	1.83	1.62	(15)	(0.07)	70
C	10.17	0.01	0.38	0.39	—	—	—	—	10.56	3.83	146,289	1.69	1.62	(15)	0.10	70
I	10.73	0.13	0.39	0.52	—	—	—	—	11.25	4.85	62,726	0.76	0.62	(15)	1.16	70
R3	10.40	0.06	0.38	0.44	—	—	—	—	10.84	4.23	56,150	1.28	1.22	(15)	0.53	70
R4	10.56	0.08	0.40	0.48	—	—	—	—	11.04	4.55	15,684	0.98	0.92	(15)	0.79	70
R5	10.71	0.11	0.40	0.51	—	—	—	—	11.22	4.76	2,392	0.70	0.62	(15)	1.03	70
Y	10.75	0.11	0.42	0.53	—	—	—	—	11.28	4.93	101,942	0.57	0.57	(15)	0.99	70

The accompanying notes are an integral part of these financial statements.

200

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains		Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Municipal Opportunities Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$8.93	$0.08	$0.18	$0.26	$(0.08)	$—		$—	$(0.08)	$9.11	2.91	%(5)	$470,238	0.66	%(6)	0.66	%(6)	1.75	%(6)	3%
C	8.94	0.04	0.18	0.22	(0.04)	—		—	(0.04)	9.12	2.52	(5)	52,315	1.42	(6)	1.42	(6)	0.99	(6)	3
I	8.94	0.09	0.18	0.27	(0.09)	—		—	(0.09)	9.12	3.03	(5)	839,373	0.41	(6)	0.41	(6)	2.00	(6)	3
Y	8.93	0.09	0.18	0.27	(0.09)	—		—	(0.09)	9.11	3.02	(5)	15,514	0.44	(6)	0.44	(6)	1.97	(6)	3
F	8.92	0.09	0.18	0.27	(0.09)	—		—	(0.09)	9.10	3.07	(5)	286,695	0.35	(6)	0.35	(6)	2.06	(6)	3

For the Year Ended October 31, 2020
A	$8.88	$0.18	$0.05	$0.23	$(0.18)	$—		$—	$(0.18)	$8.93	2.63%		$437,341	0.68%		0.68%		2.03%		26%
C	8.89	0.11	0.05	0.16	(0.11)	—		—	(0.11)	8.94	1.86		59,074	1.43		1.43		1.28		26
I	8.88	0.20	0.06	0.26	(0.20)	—		—	(0.20)	8.94	2.99		724,260	0.44		0.44		2.26		26
Y	8.88	0.20	0.05	0.25	(0.20)	—		—	(0.20)	8.93	2.86		15,559	0.45		0.45		2.25		26
F	8.87	0.21	0.05	0.26	(0.21)	—		—	(0.21)	8.92	2.95		231,121	0.37		0.37		2.32		26

For the Year Ended October 31, 2019
A	$8.37	$0.22	$0.51	$0.73	$(0.22)	$—		$—	$(0.22)	$8.88	8.79%		$394,518	0.69%		0.69%		2.49%		15%
C	8.37	0.15	0.52	0.67	(0.15)	—		—	(0.15)	8.89	8.08		66,792	1.44		1.44		1.75		15
I	8.38	0.24	0.52	0.76	(0.26)	—		—	(0.26)	8.88	9.15		516,299	0.44		0.44		2.72		15
Y	8.38	0.24	0.52	0.76	(0.26)	—		—	(0.26)	8.88	9.17		14,391	0.45		0.45		2.74		15
F	8.38	0.24	0.51	0.75	(0.26)	—		—	(0.26)	8.87	9.15		98,172	0.37		0.37		2.76		15

For the Year Ended October 31, 2018
A	$8.60	$0.22	$(0.23)	$(0.01)	$(0.22)	$—		$—	$(0.22)	$8.37	(0.11)%		$325,322	0.70%		0.69%		2.60%		23%
C	8.60	0.16	(0.23)	(0.07)	(0.16)	—		—	(0.16)	8.37	(0.86)		77,408	1.46		1.44		1.85		23
I	8.61	0.24	(0.23)	0.01	(0.24)	—		—	(0.24)	8.38	0.14		325,853	0.45		0.44		2.85		23
Y(16)	8.52	0.10	(0.14)	(0.04)	(0.10)	—		—	(0.10)	8.38	(0.46	)(5)	14,574	0.44	(6)	0.44	(6)	2.87	(6)	23
F	8.61	0.25	(0.23)	0.02	(0.25)	—		—	(0.25)	8.38	0.20		43,617	0.38		0.38		2.90		23

For the Year Ended October 31, 2017
A	$8.69	$0.22	$(0.09)	$0.13	$(0.22)	$—		$—	$(0.22)	$8.60	1.50%		$251,143	0.68%		0.68%		2.53%		23%
C	8.69	0.15	(0.09)	0.06	(0.15)	—		—	(0.15)	8.60	0.73		100,507	1.44		1.44		1.77		23
I	8.71	0.24	(0.10)	0.14	(0.24)	—		—	(0.24)	8.61	1.63		302,855	0.44		0.44		2.77		23
F(7)	8.46	0.16	0.15	0.31	(0.16)	—		—	(0.16)	8.61	3.69	(5)	25,280	0.39	(6)	0.39	(6)	2.77	(6)	23

For the Year Ended October 31, 2016
A	$8.53	$0.21	$0.16	$0.37	$(0.21)	$—		$—	$(0.21)	$8.69	4.40%		$283,275	0.70%		0.70	%(17)	2.44%		22%
B	8.53	0.15	0.15	0.30	(0.15)	—		—	(0.15)	8.68	3.50		964	1.51		1.45	(17)	1.74		22
C	8.54	0.15	0.15	0.30	(0.15)	—		—	(0.15)	8.69	3.50		127,960	1.46		1.45	(17)	1.69		22
I	8.55	0.23	0.17	0.40	(0.24)	—		—	(0.24)	8.71	4.66		337,900	0.46		0.45	(17)	2.68		22

Hartford Municipal Short Duration Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$10.16	$0.07	$0.09	$0.16	$(0.07)	$(0.00	)(18)	$—	$(0.07)	$10.25	1.59	%(5)	$20,167	1.04	%(6)	0.69	%(6)	1.38	%(6)	9%
C	10.16	0.03	0.09	0.12	(0.03)	(0.00	)(18)	—	(0.03)	10.25	1.21	(5)	1,316	1.86	(6)	1.44	(6)	0.63	(6)	9
I	10.15	0.08	0.09	0.17	(0.08)	(0.00	)(18)	—	(0.08)	10.24	1.71	(5)	4,465	0.83	(6)	0.46	(6)	1.61	(6)	9
F	10.16	0.08	0.10	0.18	(0.09)	(0.00	)(18)	—	(0.09)	10.25	1.74	(5)	3,463	0.74	(6)	0.39	(6)	1.66	(6)	9

For the Year Ended October 31, 2020
A	$10.16	$0.16	$0.03	$0.19	$(0.16)	$(0.03)		$—	$(0.19)	$10.16	1.88%		$18,359	1.10%		0.69%		1.62%		26%
C	10.15	0.09	0.04	0.13	(0.09)	(0.03)		—	(0.12)	10.16	1.23		1,483	1.94		1.44		0.87		26
I	10.15	0.18	0.04	0.22	(0.19)	(0.03)		—	(0.22)	10.15	2.12		3,879	0.88		0.46		1.83		26
F	10.16	0.19	0.03	0.22	(0.19)	(0.03)		—	(0.22)	10.16	2.19		2,164	0.80		0.39		1.91		26

The accompanying notes are an integral part of these financial statements.

201

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

Hartford Municipal Short Duration Fund – (continued)

For the Year Ended October 31, 2019
A	$9.88	$0.18	$0.28	$0.46	$(0.18)	$—	$—	$(0.18)	$10.16	4.66%		$16,141	1.09%		0.66%		1.77%		73%
C	9.87	0.17	0.27	0.44	(0.16)	—	—	(0.16)	10.15	4.54		1,362	1.82		0.76		1.66		73
I	9.88	0.20	0.28	0.48	(0.21)	—	—	(0.21)	10.15	4.92		2,212	0.80		0.41		2.01		73
F	9.88	0.20	0.28	0.48	(0.20)	—	—	(0.20)	10.16	4.94		1,700	0.79		0.39		2.03		73

For the Year Ended October 31, 2018
A	$10.04	$0.16	$(0.16)	$—	$(0.16)	$—	$—	$(0.16)	$9.88	(0.03)%		$8,984	1.20%		0.61%		1.58%		24%
C	10.04	0.15	(0.17)	(0.02)	(0.15)	—	—	(0.15)	9.87	(0.24)		3,157	1.94		0.73		1.46		24
I	10.05	0.18	(0.17)	0.01	(0.18)	—	—	(0.18)	9.88	0.08		6,789	0.92		0.41		1.78		24
F	10.05	0.18	(0.17)	0.01	(0.18)	—	—	(0.18)	9.88	0.09		979	0.90		0.39		1.80		24

For the Year Ended October 31, 2017
A	$10.08	$0.12	$(0.04)	$0.08	$(0.12)	$—	$—	$(0.12)	$10.04	0.81%		$8,363	1.15%		0.67%		1.21%		20%
C	10.08	0.09	(0.04)	0.05	(0.09)	—	—	(0.09)	10.04	0.54		3,614	1.88		0.95		0.92		20
I	10.08	0.14	(0.03)	0.11	(0.14)	—	—	(0.14)	10.05	1.15		7,246	0.87		0.44		1.44		20
F(7)	9.96	0.10	0.09	0.19	(0.10)	—	—	(0.10)	10.05	1.91	(5)	509	0.87	(6)	0.39	(6)	1.53	(6)	20

For the Year Ended October 31, 2016
A	$10.06	$0.10	$0.02	$0.12	$(0.10)	$—	$—	$(0.10)	$10.08	1.15%		$8,383	1.55%		0.70	%(19)	0.95%		12%
C	10.05	0.02	0.03	0.05	(0.02)	—	—	(0.02)	10.08	0.50		4,067	2.29		1.45	(19)	0.20		12
I	10.06	0.12	0.02	0.14	(0.12)	—	—	(0.12)	10.08	1.40		5,915	1.27		0.45	(19)	1.20		12

The Hartford Short Duration Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$10.00	$0.08	$0.07	$0.15	$(0.08)	$—	$—	$(0.08)	$10.07	1.53	%(5)	$895,614	0.79	%(6)	0.78	%(6)	1.67	%(6)	19	%(20)
C	10.00	0.05	0.07	0.12	(0.05)	—	—	(0.05)	10.07	1.16	(5)	74,397	1.52	(6)	1.52	(6)	0.93	(6)	19	(20)
I	9.98	0.10	0.07	0.17	(0.11)	—	—	(0.11)	10.04	1.71	(5)	558,731	0.49	(6)	0.49	(6)	1.95	(6)	19	(20)
R3	9.98	0.07	0.07	0.14	(0.07)	—	—	(0.07)	10.05	1.42	(5)	1,542	1.13	(6)	1.00	(6)	1.46	(6)	19	(20)
R4	9.99	0.09	0.06	0.15	(0.09)	—	—	(0.09)	10.05	1.46	(5)	4,649	0.73	(6)	0.73	(6)	1.72	(6)	19	(20)
R5	9.96	0.10	0.06	0.16	(0.10)	—	—	(0.10)	10.02	1.63	(5)	1,790	0.54	(6)	0.54	(6)	1.91	(6)	19	(20)
R6	9.93	0.10	0.07	0.17	(0.12)	—	—	(0.12)	9.98	1.71	(5)	2,028	0.42	(6)	0.42	(6)	1.96	(6)	19	(20)
Y	9.94	0.10	0.07	0.17	(0.10)	—	—	(0.10)	10.01	1.73	(5)	9,986	0.52	(6)	0.52	(6)	1.92	(6)	19	(20)
F	9.98	0.10	0.07	0.17	(0.12)	—	—	(0.12)	10.03	1.71	(5)	325,230	0.42	(6)	0.42	(6)	2.01	(6)	19	(20)

For the Year Ended October 31, 2020
A	$9.92	$0.22	$0.08	$0.30	$(0.22)	$—	$—	$(0.22)	$10.00	3.07%		$847,571	0.84%		0.80%		2.21%		38	%(20)
C	9.92	0.15	0.08	0.23	(0.15)	—	—	(0.15)	10.00	2.31		90,816	1.55		1.55		1.49		38	(20)
I	9.92	0.25	0.07	0.32	(0.26)	—	—	(0.26)	9.98	3.27		452,754	0.53		0.53		2.50		38	(20)
R3	9.90	0.19	0.07	0.26	(0.18)	—	—	(0.18)	9.98	2.71		2,376	1.15		1.15		1.88		38	(20)
R4	9.91	0.23	0.08	0.31	(0.23)	—	—	(0.23)	9.99	3.15		4,777	0.78		0.78		2.29		38	(20)
R5	9.89	0.24	0.08	0.32	(0.25)	—	—	(0.25)	9.96	3.31		2,140	0.56		0.56		2.45		38	(20)
R6	9.87	0.25	0.08	0.33	(0.27)	—	—	(0.27)	9.93	3.40		13	0.45		0.45		2.57		38	(20)
Y	9.87	0.25	0.07	0.32	(0.25)	—	—	(0.25)	9.94	3.33		6,999	0.55		0.55		2.53		38	(20)
F	9.91	0.25	0.09	0.34	(0.27)	—	—	(0.27)	9.98	3.52		255,190	0.44		0.44		2.58		38	(20)

For the Year Ended October 31, 2019
A	$9.70	$0.26	$0.22	$0.48	$(0.26)	$—	$—	$(0.26)	$9.92	5.05%		$653,304	0.84%		0.81%		2.67%		30%
C	9.69	0.19	0.23	0.42	(0.19)	—	—	(0.19)	9.92	4.34		80,498	1.55		1.55		1.93		30
I	9.71	0.29	0.24	0.53	(0.32)	—	—	(0.32)	9.92	5.52		404,974	0.52		0.52		2.95		30
R3	9.67	0.23	0.23	0.46	(0.23)	—	—	(0.23)	9.90	4.78		1,676	1.16		1.15		2.31		30
R4	9.68	0.26	0.23	0.49	(0.26)	—	—	(0.26)	9.91	5.16		7,764	0.74		0.74		2.66		30
R5	9.69	0.29	0.22	0.51	(0.31)	—	—	(0.31)	9.89	5.37		1,412	0.56		0.55		2.93		30
R6(21)	9.70	0.20	0.17	0.37	(0.20)	—	—	(0.20)	9.87	3.85		11	0.45		0.45		2.99		30
Y	9.67	0.29	0.23	0.52	(0.32)	—	—	(0.32)	9.87	5.43		11,831	0.52		0.52		2.97		30
F	9.72	0.30	0.22	0.52	(0.33)	—	—	(0.33)	9.91	5.44		228,084	0.44		0.44		3.03		30

The accompanying notes are an integral part of these financial statements.

202

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Short Duration Fund – (continued)

For the Year Ended October 31, 2018
A	$9.87	$0.23	$(0.17)	$0.06	$(0.23)	$—	$—	$(0.23)	$9.70	0.66%		$516,715	0.91%		0.85%		2.39%		29%
C	9.87	0.16	(0.18)	(0.02)	(0.16)	—	—	(0.16)	9.69	(0.19)		71,192	1.61		1.60		1.63		29
I	9.89	0.26	(0.18)	0.08	(0.26)	—	—	(0.26)	9.71	0.85		227,412	0.56		0.56		2.68		29
R3	9.84	0.22	(0.17)	0.05	(0.22)	—	—	(0.22)	9.67	0.52		960	1.21		0.99		2.25		29
R4	9.85	0.23	(0.17)	0.06	(0.23)	—	—	(0.23)	9.68	0.66		645	0.91		0.85		2.39		29
R5	9.86	0.26	(0.17)	0.09	(0.26)	—	—	(0.26)	9.69	0.96		1,125	0.61		0.55		2.71		29
Y	9.84	0.27	(0.18)	0.09	(0.26)	—	—	(0.26)	9.67	0.97		14,983	0.54		0.54		2.73		29
F	9.89	0.27	(0.17)	0.10	(0.27)	—	—	(0.27)	9.72	1.02		173,198	0.49		0.49		2.76		29

For the Year Ended October 31, 2017
A	$9.88	$0.20	$(0.01)	$0.19	$(0.20)	$—	$—	$(0.20)	$9.87	1.94%		$523,916	0.86%		0.84%		2.02%		42%
C	9.88	0.13	(0.01)	0.12	(0.13)	—	—	(0.13)	9.87	1.20		103,013	1.58		1.57		1.29		42
I	9.90	0.23	(0.01)	0.22	(0.23)	—	—	(0.23)	9.89	2.21		185,948	0.58		0.58		2.29		42
R3	9.86	0.17	(0.02)	0.15	(0.17)	—	—	(0.17)	9.84	1.58		1,175	1.22		1.09		1.77		42
R4	9.87	0.20	(0.02)	0.18	(0.20)	—	—	(0.20)	9.85	1.83		626	0.92		0.85		2.01		42
R5	9.86	0.23	—	0.23	(0.23)	—	—	(0.23)	9.86	2.33		807	0.60		0.55		2.33		42
Y	9.86	0.23	(0.02)	0.21	(0.23)	—	—	(0.23)	9.84	2.17		5,549	0.50		0.50		2.32		42
F(7)	9.88	0.16	0.01	0.17	(0.16)	—	—	(0.16)	9.89	1.73	(5)	103,896	0.49	(6)	0.49	(6)	2.45	(6)	42

For the Year Ended October 31, 2016
A	$9.80	$0.17	$0.08	$0.25	$(0.17)	$—	$—	$(0.17)	$9.88	2.56%		$530,178	0.90%		0.86	%(22)	1.69%		41%
B	9.85	0.16	0.10	0.26	(0.17)	—	—	(0.17)	9.94	2.66		2,393	1.04		0.86	(22)	1.67		41
C	9.80	0.09	0.09	0.18	(0.10)	—	—	(0.10)	9.88	1.80		125,548	1.61		1.61	(22)	0.94		41
I	9.82	0.19	0.09	0.28	(0.20)	—	—	(0.20)	9.90	2.86		189,645	0.57		0.57	(22)	1.98		41
R3	9.78	0.14	0.08	0.22	(0.14)	—	—	(0.14)	9.86	2.26		1,167	1.24		1.16	(22)	1.38		41
R4	9.79	0.17	0.08	0.25	(0.17)	—	—	(0.17)	9.87	2.56		661	0.94		0.86	(22)	1.68		41
R5	9.78	0.20	0.08	0.28	(0.20)	—	—	(0.20)	9.86	2.87		209	0.63		0.56	(22)	2.02		41
Y	9.78	0.20	0.08	0.28	(0.20)	—	—	(0.20)	9.86	2.92		45,768	0.51		0.51	(22)	2.05		41

The Hartford Strategic Income Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$9.02	$0.13	$0.30	$0.43	$(0.12)	$(0.10)	$—	$(0.22)	$9.23	4.73	%(5)	$383,712	0.90	%(6)	0.90	%(6)	2.73	%(6)	22	%(23)
C	9.08	0.09	0.31	0.40	(0.08)	(0.10)	—	(0.18)	9.30	4.40	(5)	87,126	1.63	(6)	1.63	(6)	2.00	(6)	22	(23)
I	9.04	0.14	0.31	0.45	(0.13)	(0.10)	—	(0.23)	9.26	4.97	(5)	1,604,279	0.61	(6)	0.61	(6)	3.02	(6)	22	(23)
R3	9.00	0.11	0.30	0.41	(0.10)	(0.10)	—	(0.20)	9.21	4.57	(5)	2,083	1.23	(6)	1.23	(6)	2.42	(6)	22	(23)
R4	9.01	0.12	0.31	0.43	(0.12)	(0.10)	—	(0.22)	9.22	4.72	(5)	6,708	0.93	(6)	0.93	(6)	2.70	(6)	22	(23)
R5	9.00	0.14	0.31	0.45	(0.13)	(0.10)	—	(0.23)	9.22	5.01	(5)	42,853	0.60	(6)	0.60	(6)	3.02	(6)	22	(23)
R6	9.01	0.14	0.30	0.44	(0.13)	(0.10)	—	(0.23)	9.22	4.92	(5)	54,480	0.54	(6)	0.54	(6)	3.08	(6)	22	(23)
Y	8.99	0.14	0.30	0.44	(0.13)	(0.10)	—	(0.23)	9.20	4.89	(5)	173,161	0.61	(6)	0.61	(6)	3.01	(6)	22	(23)
F	9.04	0.14	0.30	0.44	(0.13)	(0.10)	—	(0.23)	9.25	4.91	(5)	370,914	0.54	(6)	0.54	(6)	3.09	(6)	22	(23)

For the Year Ended October 31, 2020
A	$8.64	$0.28	$0.41	$0.69	$(0.31)	$—	$—	$(0.31)	$9.02	8.21%		$279,447	0.97%		0.95%		3.21%		69	%(23)
C	8.69	0.22	0.41	0.63	(0.24)	—	—	(0.24)	9.08	7.40		72,030	1.69		1.69		2.47		69	(23)
I	8.67	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.04	8.41		930,484	0.67		0.67		3.44		69	(23)
R3	8.63	0.25	0.40	0.65	(0.28)	—	—	(0.28)	9.00	7.77		1,502	1.29		1.25		2.87		69	(23)
R4	8.64	0.27	0.41	0.68	(0.31)	—	—	(0.31)	9.01	8.12		4,348	1.00		0.95		2.96		69	(23)
R5	8.63	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.00	8.46		15,336	0.69		0.65		3.48		69	(23)
R6	8.63	0.30	0.43	0.73	(0.35)	—	—	(0.35)	9.01	8.65		10,360	0.59		0.59		3.45		69	(23)
Y	8.63	0.30	0.40	0.70	(0.34)	—	—	(0.34)	8.99	8.36		95,044	0.64		0.64		3.40		69	(23)
F	8.67	0.31	0.41	0.72	(0.35)	—	—	(0.35)	9.04	8.49		274,532	0.59		0.59		3.58		69	(23)

The accompanying notes are an integral part of these financial statements.

203

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Strategic Income Fund – (continued)

For the Year Ended October 31, 2019
A	$8.41	$0.32	$0.44	$0.76	$(0.53)	$—	$—	$(0.53)	$8.64	9.42%		$193,608	1.03%		0.95%		3.80%		74%
C	8.45	0.26	0.44	0.70	(0.46)	—	—	(0.46)	8.69	8.59		50,793	1.75		1.70		3.05		74
I	8.43	0.34	0.45	0.79	(0.55)	—	—	(0.55)	8.67	9.82		264,537	0.73		0.70		4.04		74
R3	8.39	0.30	0.44	0.74	(0.50)	—	—	(0.50)	8.63	9.22		634	1.34		1.25		3.50		74
R4	8.40	0.32	0.45	0.77	(0.53)	—	—	(0.53)	8.64	9.54		209	1.05		0.95		3.80		74
R5	8.40	0.35	0.43	0.78	(0.55)	—	—	(0.55)	8.63	9.78		8,280	0.74		0.65		4.09		74
R6	8.40	0.35	0.44	0.79	(0.56)	—	—	(0.56)	8.63	9.84		1,673	0.63		0.60		4.12		74
Y	8.39	0.35	0.44	0.79	(0.55)	—	—	(0.55)	8.63	9.91		4,824	0.71		0.66		4.09		74
F	8.43	0.35	0.45	0.80	(0.56)	—	—	(0.56)	8.67	9.93		168,465	0.63		0.60		4.15		74

For the Year Ended October 31, 2018
A	$9.00	$0.33	$(0.40)	$(0.07)	$(0.52)	$—	$—	$(0.52)	$8.41	(0.77)%		$164,749	1.05%		0.95%		3.78%		63%
C	9.03	0.26	(0.39)	(0.13)	(0.45)	—	—	(0.45)	8.45	(1.49)		48,099	1.78		1.70		3.03		63
I	9.03	0.35	(0.40)	(0.05)	(0.55)	—	—	(0.55)	8.43	(0.63)		88,704	0.77		0.70		4.03		63
R3	8.98	0.30	(0.39)	(0.09)	(0.50)	—	—	(0.50)	8.39	(1.10)		306	1.37		1.25		3.48		63
R4	8.99	0.33	(0.40)	(0.07)	(0.52)	—	—	(0.52)	8.40	(0.79)		560	1.08		0.95		3.78		63
R5	8.99	0.35	(0.39)	(0.04)	(0.55)	—	—	(0.55)	8.40	(0.46)		4,446	0.78		0.65		4.12		63
R6	8.99	0.36	(0.39)	(0.03)	(0.56)	—	—	(0.56)	8.40	(0.41)		150	0.66		0.60		4.15		63
Y	8.99	0.36	(0.40)	(0.04)	(0.56)	—	—	(0.56)	8.39	(0.49)		2,513	0.72		0.60		4.14		63
F	9.02	0.36	(0.39)	(0.03)	(0.56)	—	—	(0.56)	8.43	(0.41)		153,833	0.66		0.60		4.13		63

For the Year Ended October 31, 2017
A	$8.76	$0.36	$0.26	$0.62	$(0.38)	$—	$—	$(0.38)	$9.00	7.26%		$161,969	1.03%		0.95%		4.02%		82%
C	8.79	0.29	0.26	0.55	(0.31)	—	—	(0.31)	9.03	6.38		74,017	1.74		1.70		3.29		82
I	8.79	0.37	0.27	0.64	(0.40)	—	—	(0.40)	9.03	7.51		83,345	0.76		0.70		4.11		82
R3	8.75	0.33	0.25	0.58	(0.35)	—	—	(0.35)	8.98	6.83		329	1.45		1.25		3.70		82
R4	8.76	0.35	0.26	0.61	(0.38)	—	—	(0.38)	8.99	7.13		748	1.08		0.95		4.00		82
R5	8.76	0.38	0.26	0.64	(0.41)	—	—	(0.41)	8.99	7.48		1,467	0.75		0.65		4.25		82
R6	8.75	0.39	0.26	0.65	(0.41)	—	—	(0.41)	8.99	7.66		11	0.70		0.60		4.41		82
Y	8.75	0.42	0.23	0.65	(0.41)	—	—	(0.41)	8.99	7.67		657	0.64		0.60		4.79		82
F(7)	8.79	0.25	0.20	0.45	(0.22)	—	—	(0.22)	9.02	5.21	(5)	180,163	0.64	(6)	0.60	(6)	4.08	(6)	82

For the Year Ended October 31, 2016
A	$8.53	$0.39	$0.19	$0.58	$(0.35)	$—	$—	$(0.35)	$8.76	7.02%		$120,051	1.05%		0.96	%(24)	4.54%		55%
B	8.53	0.37	0.21	0.58	(0.33)	—	—	(0.33)	8.78	6.98		2,205	1.27		1.11	(24)	4.37		55
C	8.55	0.32	0.20	0.52	(0.28)	—	—	(0.28)	8.79	6.27		74,607	1.75		1.71	(24)	3.78		55
I	8.55	0.41	0.21	0.62	(0.38)	—	—	(0.38)	8.79	7.29		31,317	0.75		0.71	(24)	4.79		55
R3	8.51	0.36	0.20	0.56	(0.32)	—	—	(0.32)	8.75	6.81		267	1.42		1.26	(24)	4.23		55
R4	8.52	0.39	0.20	0.59	(0.35)	—	—	(0.35)	8.76	7.15		224	1.08		0.96	(24)	4.55		55
R5	8.52	0.42	0.20	0.62	(0.38)	—	—	(0.38)	8.76	7.49		413	0.76		0.66	(24)	4.87		55
R6	8.52	0.42	0.19	0.61	(0.38)	—	—	(0.38)	8.75	7.43		11	0.65		0.61	(24)	4.88		55
Y	8.52	0.42	0.19	0.61	(0.38)	—	—	(0.38)	8.75	7.43		164,098	0.65		0.61	(24)	4.89		55

Hartford Sustainable Municipal Bond Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$10.83	$0.08	$0.25	$0.33	$(0.08)	$—	$—	$(0.08)	$11.08	3.07	%(5)	$43,505	0.80	%(6)	0.69	%(6)	1.50	%(6)	13%
C	10.82	0.04	0.26	0.30	(0.04)	—	—	(0.04)	11.08	2.78	(5)	5,021	1.61	(6)	1.44	(6)	0.75	(6)	13
I	10.79	0.09	0.26	0.35	(0.09)	—	—	(0.09)	11.05	3.29	(5)	36,483	0.60	(6)	0.46	(6)	1.73	(6)	13
F	10.80	0.10	0.25	0.35	(0.10)	—	—	(0.10)	11.05	3.23	(5)	22,488	0.50	(6)	0.39	(6)	1.79	(6)	13

For the Year Ended October 31, 2020
A	$10.78	$0.20	$0.12	$0.32	$(0.20)	$(0.07)	$—	$(0.27)	$10.83	3.00%		$37,551	0.88%		0.69%		1.84%		16%
C	10.79	0.12	0.10	0.22	(0.12)	(0.07)	—	(0.19)	10.82	2.05		4,642	1.69		1.44		1.09		16
I	10.75	0.21	0.12	0.33	(0.22)	(0.07)	—	(0.29)	10.79	3.14		26,866	0.68		0.46		2.00		16
F	10.75	0.22	0.13	0.35	(0.23)	(0.07)	—	(0.30)	10.80	3.30		14,292	0.57		0.39		2.04		16

The accompanying notes are an integral part of these financial statements.

204

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

Hartford Sustainable Municipal Bond Fund – (continued)

For the Year Ended October 31, 2019
A	$10.04	$0.26	$0.74	$1.00	$(0.26)	$—	$—	$(0.26)	$10.78	10.05%		$22,713	0.99%		0.67%		2.45%		47%
C	10.04	0.24	0.74	0.98	(0.23)	—	—	(0.23)	10.79	9.85		2,714	1.74		0.88		2.27		47
I	10.04	0.28	0.74	1.02	(0.31)	—	—	(0.31)	10.75	10.30		7,227	0.74		0.44		2.69		47
F	10.03	0.29	0.74	1.03	(0.31)	—	—	(0.31)	10.75	10.38		3,584	0.69		0.39		2.71		47

For the Year Ended October 31, 2018
A	$10.32	$0.24	$(0.28)	$(0.04)	$(0.24)	$—	$—	$(0.24)	$10.04	(0.36)%		$15,155	1.09%		0.65%		2.39%		15%
C	10.32	0.24	(0.28)	(0.04)	(0.24)	—	—	(0.24)	10.04	(0.38)		3,488	1.82		0.67		2.37		15
I	10.32	0.27	(0.28)	(0.01)	(0.27)	—	—	(0.27)	10.04	(0.11)		6,320	0.80		0.40		2.64		15
F	10.32	0.27	(0.29)	(0.02)	(0.27)	—	—	(0.27)	10.03	(0.20)		1,673	0.78		0.39		2.65		15

For the Year Ended October 31, 2017
A	$10.34	$0.22	$(0.02)	$0.20	$(0.22)	$—	$—	$(0.22)	$10.32	2.03%		$12,913	1.10%		0.69%		2.21%		10%
C	10.34	0.21	(0.02)	0.19	(0.21)	—	—	(0.21)	10.32	1.87		3,317	1.81		0.84		2.06		10
I	10.34	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	10.32	2.29		5,917	0.81		0.44		2.46		10
F(7)	10.04	0.17	0.28	0.45	(0.17)	—	—	(0.17)	10.32	4.52	(5)	1,127	0.80	(6)	0.39	(6)	2.48	(6)	10

For the Year Ended October 31, 2016
A	$10.09	$0.21	$0.25	$0.46	$(0.21)	$—	$—	$(0.21)	$10.34	4.62%		$9,933	1.70%		0.70	%(25)	2.06%		13%
C	10.09	0.14	0.25	0.39	(0.14)	—	—	(0.14)	10.34	3.86		3,034	2.39		1.45	(25)	1.33		13
I	10.09	0.24	0.25	0.49	(0.24)	—	—	(0.24)	10.34	4.89		6,140	1.39		0.45	(25)	2.33		13

The Hartford Total Return Bond Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$11.13	$0.09	$(0.14)	$(0.05)	$(0.10)	$(0.08)	$—	$(0.18)	$10.90	(0.45	)%(5)	$1,245,205	0.68	%(6)	0.68	%(6)	1.59	%(6)	22	%(26)
C	11.26	0.04	(0.13)	(0.09)	(0.06)	(0.08)	—	(0.14)	11.03	(0.83	)(5)	19,081	1.48	(6)	1.48	(6)	0.78	(6)	22	(26)
I	11.10	0.10	(0.14)	(0.04)	(0.12)	(0.08)	—	(0.20)	10.86	(0.40	)(5)	346,185	0.39	(6)	0.39	(6)	1.88	(6)	22	(26)
R3	11.44	0.07	(0.14)	(0.07)	(0.09)	(0.08)	—	(0.17)	11.20	(0.67	)(5)	4,705	1.03	(6)	1.03	(6)	1.24	(6)	22	(26)
R4	11.34	0.09	(0.15)	(0.06)	(0.10)	(0.08)	—	(0.18)	11.10	(0.51	)(5)	15,339	0.72	(6)	0.69	(6)	1.58	(6)	22	(26)
R5	11.27	0.10	(0.13)	(0.03)	(0.12)	(0.08)	—	(0.20)	11.04	(0.31	)(5)	2,337	0.44	(6)	0.44	(6)	1.83	(6)	22	(26)
R6	11.19	0.11	(0.15)	(0.04)	(0.13)	(0.08)	—	(0.21)	10.94	(0.41	)(5)	197,742	0.32	(6)	0.32	(6)	1.96	(6)	22	(26)
Y	11.21	0.10	(0.14)	(0.04)	(0.12)	(0.08)	—	(0.20)	10.97	(0.38	)(5)	388,146	0.39	(6)	0.39	(6)	1.87	(6)	22	(26)
F	11.03	0.11	(0.15)	(0.04)	(0.12)	(0.08)	—	(0.20)	10.79	(0.34	)(5)	1,150,511	0.32	(6)	0.32	(6)	1.94	(6)	22	(26)

For the Year Ended October 31, 2020
A	$10.66	$0.24	$0.49	$0.73	$(0.26)	$—	$—	$(0.26)	$11.13	6.88%		$1,202,398	0.71%		0.71%		2.17%		50	%(26)
C	10.77	0.15	0.51	0.66	(0.17)	—	—	(0.17)	11.26	6.13		32,105	1.51		1.51		1.37		50	(26)
I	10.65	0.26	0.51	0.77	(0.32)	—	—	(0.32)	11.10	7.35		299,511	0.41		0.41		2.43		50	(26)
R3	10.95	0.21	0.50	0.71	(0.22)	—	—	(0.22)	11.44	6.55		5,075	1.06		1.04		1.84		50	(26)
R4	10.85	0.24	0.50	0.74	(0.25)	—	—	(0.25)	11.34	6.90		13,365	0.76		0.76		2.12		50	(26)
R5	10.81	0.27	0.50	0.77	(0.31)	—	—	(0.31)	11.27	7.20		2,651	0.46		0.46		2.40		50	(26)
R6	10.74	0.28	0.50	0.78	(0.33)	—	—	(0.33)	11.19	7.41		63,656	0.34		0.34		2.53		50	(26)
Y	10.76	0.27	0.50	0.77	(0.32)	—	—	(0.32)	11.21	7.27		410,349	0.40		0.40		2.49		50	(26)
F	10.59	0.27	0.50	0.77	(0.33)	—	—	(0.33)	11.03	7.38		962,471	0.34		0.34		2.53		50	(26)

For the Year Ended October 31, 2019
A	$9.92	$0.30	$0.79	$1.09	$(0.35)	$—	$—	$(0.35)	$10.66	11.24%		$940,594	0.74%		0.74%		2.90%		71%
C	9.97	0.22	0.80	1.02	(0.22)	—	—	(0.22)	10.77	10.37		27,334	1.54		1.54		2.12		71
I	9.95	0.33	0.79	1.12	(0.42)	—	—	(0.42)	10.65	11.49		108,633	0.42		0.42		3.19		71
R3	10.14	0.27	0.82	1.09	(0.28)	—	—	(0.28)	10.95	10.93		4,769	1.08		1.07		2.58		71
R4	10.09	0.30	0.81	1.11	(0.35)	—	—	(0.35)	10.85	11.20		11,476	0.77		0.76		2.89		71
R5	10.06	0.33	0.83	1.16	(0.41)	—	—	(0.41)	10.81	11.80		1,049	0.48		0.48		3.22		71
R6	10.03	0.32	0.82	1.14	(0.43)	—	—	(0.43)	10.74	11.67		40,368	0.35		0.34		3.04		71
Y	10.04	0.34	0.81	1.15	(0.43)	—	—	(0.43)	10.76	11.68		488,228	0.41		0.40		3.25		71
F	9.90	0.34	0.78	1.12	(0.43)	—	—	(0.43)	10.59	11.58		562,418	0.36		0.36		3.29		71

The accompanying notes are an integral part of these financial statements.

205

Hartford Fixed Income Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover

The Hartford Total Return Bond Fund – (continued)

For the Year Ended October 31, 2018
A	$10.44	$0.28	$(0.48)	$(0.20)	$(0.32)	$—	$—	$(0.32)	$9.92	(1.95)%	$774,821	0.82%	0.82%	2.72%	74%
C	10.46	0.20	(0.49)	(0.29)	(0.20)	—	—	(0.20)	9.97	(2.79)	30,760	1.61	1.60	1.93	74
I	10.45	0.31	(0.48)	(0.17)	(0.33)	—	—	(0.33)	9.95	(1.68)	51,131	0.51	0.51	3.03	74
R3	10.64	0.25	(0.50)	(0.25)	(0.25)	—	—	(0.25)	10.14	(2.37)	5,000	1.16	1.15	2.38	74
R4	10.62	0.28	(0.49)	(0.21)	(0.32)	—	—	(0.32)	10.09	(2.04)	11,153	0.85	0.85	2.67	74
R5	10.62	0.31	(0.49)	(0.18)	(0.38)	—	—	(0.38)	10.06	(1.74)	1,548	0.56	0.56	2.98	74
R6	10.61	0.32	(0.50)	(0.18)	(0.40)	—	—	(0.40)	10.03	(1.72)	1,678	0.44	0.44	3.11	74
Y	10.61	0.32	(0.50)	(0.18)	(0.39)	—	—	(0.39)	10.04	(1.69)	449,292	0.48	0.48	3.06	74
F	10.46	0.31	(0.47)	(0.16)	(0.40)	—	—	(0.40)	9.90	(1.59)	678,207	0.44	0.44	3.10	74

For the Year Ended October 31, 2017
A	$10.48	$0.26	$(0.04)	$0.22	$(0.26)	$—	$—	$(0.26)	$10.44	2.19%	$772,486	0.84%	0.84%	2.55%	56%
C	10.50	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	10.46	1.43	59,204	1.58	1.58	1.82	56
I	10.49	0.29	(0.04)	0.25	(0.29)	—	—	(0.29)	10.45	2.41	35,182	0.77	0.62	2.78	56
R3	10.68	0.23	(0.04)	0.19	(0.23)	—	—	(0.23)	10.64	1.86	5,851	1.17	1.17	2.22	56
R4	10.66	0.27	(0.04)	0.23	(0.27)	—	—	(0.27)	10.62	2.18	14,290	0.85	0.85	2.54	56
R5	10.65	0.30	(0.03)	0.27	(0.30)	—	—	(0.30)	10.62	2.48	1,548	0.55	0.55	2.84	56
R6	10.64	0.30	(0.02)	0.28	(0.31)	—	—	(0.31)	10.61	2.69	1,092	0.45	0.44	2.87	56
Y	10.65	0.31	(0.04)	0.27	(0.31)	—	—	(0.31)	10.61	2.57	438,589	0.46	0.46	2.96	56
F(7)	10.32	0.20	0.14	0.34	(0.20)	—	—	(0.20)	10.46	3.36(	5)	937,170	0.44	(6)	0.44	(6)	2.88	(6)	56

For the Year Ended October 31, 2016
A	$10.28	$0.28	$0.22	$0.50	$(0.25)	$(0.02)	$(0.03)	$(0.30)	$10.48	4.77%	$782,964	0.87%	0.87	%(27)	2.68%	41%
B	10.20	0.20	0.21	0.41	(0.18)	(0.02)	(0.02)	(0.22)	10.39	4.09	4,406	1.89	1.63	(27)	1.92	41
C	10.30	0.20	0.22	0.42	(0.18)	(0.02)	(0.02)	(0.22)	10.50	4.10	73,841	1.60	1.60	(27)	1.95	41
I	10.30	0.30	0.22	0.52	(0.28)	(0.02)	(0.03)	(0.33)	10.49	5.08	115,889	0.61	0.61	(27)	2.86	41
R3	10.48	0.25	0.22	0.47	(0.23)	(0.02)	(0.02)	(0.27)	10.68	4.51	5,943	1.18	1.18	(27)	2.37	41
R4	10.46	0.28	0.22	0.50	(0.25)	(0.02)	(0.03)	(0.30)	10.66	4.85	15,348	0.86	0.86	(27)	2.69	41
R5	10.46	0.32	0.20	0.52	(0.28)	(0.02)	(0.03)	(0.33)	10.65	5.16	1,473	0.56	0.56	(27)	3.00	41
R6	10.45	0.32	0.21	0.53	(0.29)	(0.02)	(0.03)	(0.34)	10.64	5.15	11	0.45	0.45	(27)	3.07	41
Y	10.45	0.33	0.21	0.54	(0.29)	(0.02)	(0.03)	(0.34)	10.65	5.27	1,031,478	0.45	0.45	(27)	3.10	41

The Hartford World Bond Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$10.59	$0.02	$0.05	$0.07	$(0.05)	$—	$—	$(0.05)	$10.61	0.69	%(5)	$375,084	1.02	%(6)	1.02	%(6)	0.42	%(6)	61	%(28)
C	10.34	(0.02)	0.06	0.04	(0.02)	—	—	(0.02)	10.36	0.40	(5)	47,090	1.76	(6)	1.76	(6)	(0.31	)(6)	61	(28)
I	10.68	0.04	0.05	0.09	(0.07)	—	—	(0.07)	10.70	0.84	(5)	1,889,661	0.73	(6)	0.73	(6)	0.72	(6)	61	(28)
R3	10.51	0.00	(18)	0.06	0.06	(0.03)	—	—	(0.03)	10.54	0.60	(5)	1,088	1.36	(6)	1.35	(6)	0.09	(6)	61	(28)
R4	10.59	0.02	0.05	0.07	(0.05)	—	—	(0.05)	10.61	0.68	(5)	13,408	1.03	(6)	1.03	(6)	0.41	(6)	61	(28)
R5	10.68	0.04	0.05	0.09	(0.07)	—	—	(0.07)	10.70	0.83	(5)	7,888	0.76	(6)	0.76	(6)	0.69	(6)	61	(28)
R6	10.72	0.04	0.06	0.10	(0.07)	—	—	(0.07)	10.75	0.97	(5)	122,455	0.65	(6)	0.65	(6)	0.80	(6)	61	(28)
Y	10.71	0.04	0.05	0.09	(0.07)	—	—	(0.07)	10.73	0.84	(5)	320,915	0.75	(6)	0.73	(6)	0.71	(6)	61	(28)
F	10.70	0.04	0.05	0.09	(0.07)	—	—	(0.07)	10.72	0.88	(5)	1,534,507	0.65	(6)	0.65	(6)	0.80	(6)	61	(28)

For the Year Ended October 31, 2020
A	$10.75	$0.06	$0.02	$0.08	$(0.19)	$(0.05)	$—	$(0.24)	$10.59	0.80%	$414,356	1.02%	1.02%	0.59%	125	%(28)
C	10.54	(0.01)	0.01	0.00	(18)	(0.15)	(0.05)	—	(0.20)	10.34	0.00	(9)	64,578	1.75	1.75	(0.14)	125	(28)
I	10.83	0.09	0.03	0.12	(0.22)	(0.05)	—	(0.27)	10.68	1.10	2,008,606	0.73	0.73	0.88	125	(28)
R3	10.68	0.03	0.02	0.05	(0.17)	(0.05)	—	(0.22)	10.51	0.44	1,400	1.36	1.36	0.25	125	(28)
R4	10.76	0.06	0.02	0.08	(0.20)	(0.05)	—	(0.25)	10.59	0.74	18,666	1.05	1.05	0.54	125	(28)
R5	10.84	0.09	0.01	0.10	(0.21)	(0.05)	—	(0.26)	10.68	0.99	8,229	0.75	0.75	0.85	125	(28)
R6	10.88	0.10	0.01	0.11	(0.22)	(0.05)	—	(0.27)	10.72	1.08	113,838	0.65	0.65	0.93	125	(28)
Y	10.87	0.09	0.02	0.11	(0.22)	(0.05)	—	(0.27)	10.71	1.02	366,177	0.75	0.72	0.89	125	(28)
F	10.85	0.10	0.01	0.12	(0.22)	(0.05)	—	(0.27)	10.70	1.17	1,477,042	0.64	0.64	0.97	125	(28)

The accompanying notes are an integral part of these financial statements.

206

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover

The Hartford World Bond Fund – (continued)

For the Year Ended October 31, 2019
A	$10.65	$0.10	$0.49		$0.59	$(0.48)	$(0.01)	$—	$(0.49)	$10.75	5.68%	$419,891	1.02%	1.02%		0.98%	93%
C	10.45	0.03	0.47		0.50	(0.40)	(0.01)	—	(0.41)	10.54	4.92	81,694	1.75	1.75		0.26	93
I	10.72	0.14	0.48		0.62	(0.50)	(0.01)	—	(0.51)	10.83	6.02	2,223,706	0.74	0.74		1.26	93
R3	10.58	0.07	0.48		0.55	(0.44)	(0.01)	—	(0.45)	10.68	5.39	1,946	1.36	1.35		0.63	93
R4	10.65	0.09	0.51		0.60	(0.48)	(0.01)	—	(0.49)	10.76	5.71	10,651	0.96	0.96		0.84	93
R5	10.72	0.13	0.50		0.63	(0.50)	(0.01)	—	(0.51)	10.84	6.00	6,404	0.76	0.76		1.23	93
R6	10.76	0.14	0.50		0.64	(0.51)	(0.01)	—	(0.52)	10.88	6.09	17,230	0.64	0.64		1.34	93
Y	10.75	0.14	0.50		0.64	(0.51)	(0.01)	—	(0.52)	10.87	6.04	522,050	0.73	0.70		1.31	93
F	10.74	0.15	0.48		0.63	(0.51)	(0.01)	—	(0.52)	10.85	6.11	2,027,555	0.64	0.64		1.35	93

For the Year Ended October 31, 2018
A	$10.45	$0.11	$0.12		$0.23	$(0.03)	$—	$—	$(0.03)	$10.65	2.18%	$339,123	1.04%	1.04%		1.04%	115%
C	10.31	0.03	0.12		0.15	(0.01)	—	—	(0.01)	10.45	1.44	78,993	1.77	1.77		0.30	115
I	10.50	0.14	0.12		0.26	(0.04)	—	—	(0.04)	10.72	2.45	1,943,254	0.76	0.76		1.32	115
R3	10.41	0.07	0.12		0.19	(0.02)	—	—	(0.02)	10.58	1.82	1,161	1.38	1.36		0.67	115
R4	10.46	0.11	0.11		0.22	(0.03)	—	—	(0.03)	10.65	2.09	847	1.08	1.07		1.02	115
R5	10.51	0.14	0.11		0.25	(0.04)	—	—	(0.04)	10.72	2.35	3,840	0.78	0.77		1.34	115
R6	10.53	0.16	0.11		0.27	(0.04)	—	—	(0.04)	10.76	2.58	10,009	0.67	0.67		1.50	115
Y	10.53	0.15	0.11		0.26	(0.04)	—	—	(0.04)	10.75	2.44	670,390	0.71	0.71		1.40	115
F	10.51	0.15	0.12		0.27	(0.04)	—	—	(0.04)	10.74	2.58	1,571,981	0.66	0.66		1.43	115

For the Year Ended October 31, 2017
A	$10.36	$0.11	$(0.02	)(29)	$0.09	$—	$—	$—	—	$10.45	0.87%	$331,084	1.08%	1.05%		1.02%	100%
C	10.29	0.03	(0.01	)(29)	0.02	—	—	—	—	10.31	0.19	101,882	1.78	1.78		0.30	100
I	10.39	0.13	(0.02	)(29)	0.11	—	—	—	—	10.50	1.16	1,880,345	0.85	0.80		1.26	100
R3	10.35	0.07	(0.01	)(29)	0.06	—	—	—	—	10.41	0.58	2,139	1.40	1.35		0.70	100
R4	10.37	0.11	(0.02	)(29)	0.09	—	—	—	—	10.46	0.87	664	1.10	1.05		1.03	100
R5	10.38	0.13	—		0.13	—	—	—	—	10.51	1.25	2,087	0.79	0.75		1.27	100
R6	10.40	0.14	(0.01	)(29)	0.13	—	—	—	—	10.53	1.25	1,176	0.71	0.69		1.36	100
Y	10.40	0.14	(0.01	)(29)	0.13	—	—	—	—	10.53	1.25	490,321	0.70	0.70		1.37	100
F(7)	10.32	0.08	0.11	(29)	0.19	—	—	—	—	10.51	1.84 (5)	1,235,664	0.68 (6)	0.68	(6)	1.14 (6)	100

For the Year Ended October 31, 2016
A	$10.47	$0.11	$0.07		$0.18	$—	$(0.26)	$(0.03)	$(0.29)	$10.36	1.78%	$481,126	1.13%	1.07	%(30)	1.12%	122%
C	10.46	0.04	0.06		0.10	—	(0.26)	(0.01)	(0.27)	10.29	0.95	155,828	1.79	1.79	(30)	0.40	122
I	10.49	0.14	0.06		0.20	—	(0.26)	(0.04)	(0.30)	10.39	1.91	2,407,302	0.81	0.81	(30)	1.39	122
R3	10.48	0.09	0.06		0.15	—	(0.26)	(0.02)	(0.28)	10.35	1.48	1,882	1.41	1.37	(30)	0.85	122
R4	10.48	0.11	0.07		0.18	—	(0.26)	(0.03)	(0.29)	10.37	1.79	1,228	1.10	1.07	(30)	1.11	122
R5	10.48	0.15	0.06		0.21	—	(0.26)	(0.05)	(0.31)	10.38	2.02	1,137	0.83	0.77	(30)	1.46	122
R6	10.49	0.16	0.06		0.22	—	(0.26)	(0.05)	(0.31)	10.40	2.14	790	0.74	0.72	(30)	1.52	122
Y	10.49	0.15	0.07		0.22	—	(0.26)	(0.05)	(0.31)	10.40	2.15	568,934	0.69	0.69	(30)	1.50	122

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)

Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 1.00%, 1.55%, 1.25%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(9)	Amount is less than 0.01%.
(10)

Excluding the expenses not subject to cap, the ratios would have been 1.00%, 1.75%, 1.73%, 0.73%, 1.25%, 1.00%, 0.70% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(11)

Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.80%, 0.80%, 1.35%, 1.05%, 0.75% and 0.75% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

207

Hartford Fixed Income Funds

Financial Highlights – (continued)

(12)	Commenced operations on March 1, 2021
(13)

Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.80%, 1.80%, 0.80%, 1.35%, 1.05%, 0.75% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(14)

Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 37% for the six-month period ended April 30, 2021 and 211% for the year ended October 31, 2020.

(15)

Excluding the expenses not subject to cap, the ratios would have been 0.85%, 1.60%, 1.60%, 0.60%, 1.20%, 0.90%, 0.60% and 0.55% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(16)	Commenced operations on May 31, 2018.
(17)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44%, 1.44% and 0.44% for Class A, Class B, Class C and Class I, respectively.
(18)	Amount is less than $0.01 per share.
(19)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44% and 0.44% for Class A, Class C and Class I, respectively.
(20)

Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 21% for the six-month period ended April 30, 2021 and 43% for the year ended October 31, 2020, respectively.

(21)	Commenced operations on February 28, 2019.
(22)

Excluding the expenses not subject to cap, the ratios would have been 0.85%, 0.85%, 1.60%, 0.56%, 1.15%, 0.85%, 0.55% and 0.50% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(23)

Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 67% for the six-month period ended April 30, 2021 and 180% for the year ended October 31, 2020, respectively.

(24)

Excluding the expenses not subject to cap, the ratios would have been 0.95%, 1.10%, 1.70%, 0.70%, 1.25%, 0.95%, 0.65%, 0.60% and 0.60% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y.

(25)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44% and 0.44%, for Class A, Class C and Class I, respectively.
(26)

Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 237% for the six-month period ended April 30, 2021 and 545% for the year ended October 31, 2020.

(27)

Excluding the expenses not subject to cap, the ratios would have been 0.86%, 1.62%, 1.59%, 0.60%, 1.17%, 0.85%, 0.55%, 0.44% and 0.44% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y.

(28)

Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 85% for the six-month period ended April 30, 2021 and 168% for the year ended October 31, 2020.

(29)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(30)

Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.77%, 0.79%, 1.35%, 1.05%, 0.75%, 0.70% and 0.67% for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

208

Hartford Fixed Income Funds

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty-six series, as of April 30, 2021. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Emerging Markets Local Debt Fund (the “Emerging Markets Local Debt Fund”)

The Hartford Floating Rate Fund (the “Floating Rate Fund”)

The Hartford Floating Rate High Income Fund (the “Floating Rate High Income Fund”)

The Hartford High Yield Fund (the “High Yield Fund”)

The Hartford Inflation Plus Fund (the “Inflation Plus Fund”)

The Hartford Municipal Opportunities Fund (the “Municipal Opportunities Fund”)

Hartford Municipal Short Duration Fund (the “Municipal Short Duration Fund”)

The Hartford Short Duration Fund (the “Short Duration Fund”)

The Hartford Strategic Income Fund (the “Strategic Income Fund”)

Hartford Sustainable Municipal Bond Fund (the “Sustainable Municipal Bond Fund”), (formerly, Hartford Municipal Income Fund)

The Hartford Total Return Bond Fund (the “Total Return Bond Fund”)

The Hartford World Bond Fund (the “World Bond Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Each Fund has registered for sale Class A, Class C, Class I and Class F shares. In addition, each Fund, except Municipal Opportunities Fund, Municipal Short Duration Fund and Sustainable Municipal Bond Fund, offers Class R3, Class R4 and Class R5 shares. Each Fund, except Municipal Short Duration Fund and Sustainable Municipal Bond Fund, has registered for sale Class Y shares. High Yield Fund, Strategic Income Fund, Short Duration Fund, Total Return Bond Fund and World Bond Fund have registered for sale Class R6 shares. Class A shares of each Fund, except Floating Rate Fund, Floating Rate High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares of Floating Rate Fund and Floating Rate High Income Fund are sold with a front-end sales charge of up to 3.00%. Class A shares of Short Duration Fund are sold with a front-end sales charge of up to 2.00%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Class C shares of the Total Return Bond Fund are closed to new investors, subject to certain exceptions. For more information, please see the Funds’ prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund’s shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

209

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These

210

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

211

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2021.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2021.

c)

Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. Unfunded loan commitments, and the obligation to future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2021.

d)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped

212

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2021.

e)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2021.

f)

Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company’s Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund’s Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2021.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.

During the six-month period ended April 30, 2021, the Inflation Plus Fund had used Bond Forwards.

b)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts

213

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2021, each of Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Foreign Currency Contracts.

c)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2021, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Futures Contracts.

d)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter (“OTC”) options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2021, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Options Contracts.

e)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if

214

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2021, each of Emerging Markets Local Debt Fund, High Yield Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

215

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended April 30, 2021, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2021, each of Floating Rate Fund, Floating Rate High Income Fund and Strategic Income Fund had used Total Return Swap Contracts.

Cross Currency Swaps – Certain Funds may enter into cross currency swap agreements to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a cross currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

During the six-month period ended April 30, 2021, the Emerging Markets Local Debt Fund had used Cross Currency Swaps.

f)	Additional Derivative Instrument Information:

Emerging Markets Local Debt Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$18,935	$—	$—	$—	$—	$18,935
Unrealized appreciation on futures contracts(1)	21,132	—	—	—	—	—	21,132
Unrealized appreciation on foreign currency contracts	—	750,078	—	—	—	—	750,078
Unrealized appreciation on swap contracts(2)	69,123	—	—	—	—	—	69,123

Total	$90,255	$769,013	$—	$—	$—	$—	$859,268

Liabilities:
Unrealized depreciation on futures contracts(1)	$31,452	$—	$—	$—	$—	$—	$31,452
Unrealized depreciation on foreign currency contracts	—	687,014	—	—	—	—	687,014
Written options, market value	—	58,885	—	—	—	—	58,885
Unrealized depreciation on swap contracts(2)	145,354	—	—	—	—	—	145,354

Total	$176,806	$745,899	$—	$—	$—	$—	$922,705

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative unrealized appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

216

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Emerging Markets Local Debt Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(62,560)	$—	$—	$—	$—	$(62,560)
Net realized gain (loss) on futures contracts	160,998	—	—	—	—	—	160,998
Net realized gain (loss) on written options contracts	—	(7,713)	—	—	—	—	(7,713)
Net realized gain (loss) on swap contracts	(60,107)	—	—	—	—	—	(60,107)
Net realized gain (loss) on foreign currency contracts	—	759,694	—	—	—	—	759,694

Total	$100,891	$689,421	$—	$—	$—	$—	$790,312

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$(15,645)	$—	$—	$—	$—	$(15,645)
Net change in unrealized appreciation (depreciation) of futures contracts	(7,642)	—	—	—	—	—	(7,642)
Net change in unrealized appreciation (depreciation) of written options contracts	—	(84,688)	—	—	—	—	(84,688)
Net change in unrealized appreciation (depreciation) of swap contracts	(8,179)	—	—	—	—	—	(8,179)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	362,755	—	—	—	—	362,755

Total	$(15,821)	$262,422	$—	$—	$—	$—	$246,601

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	6,559,500
Futures Contracts Long at Number of Contracts	43
Futures Contracts Short at Number of Contracts	(56)
Written Options Contracts at Number of Contracts	(10,562,167)
Swap Contracts at Notional Amount	$11,559,185,200
Foreign Currency Contracts Purchased at Contract Amount	$56,359,697
Foreign Currency Contracts Sold at Contract Amount	$31,203,017

Floating Rate Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$1,639,221	$—	$—	$—	$—	$1,639,221
Unrealized appreciation on swap contracts(1)	554,457	—	—	—	—	—	554,457

Total	$554,457	$1,639,221	$—	$—	$—	$—	$2,193,678

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1,166	$—	$—	$—	$—	$1,166
Unrealized depreciation on swap contracts(1)	45,116	—	—	—	—	—	45,116

Total	$45,116	$1,166	$—	$—	$—	$—	$46,282

(1)

Amount represents the cumulative unrealized appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

217

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Floating Rate Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$5,479,438	$—	$—	$—	$—	$—	$5,479,438
Net realized gain (loss) on foreign currency contracts	—	(4,755,490)	—	—	—	—	(4,755,490)

Total	$5,479,438	$(4,755,490)	$—	$—	$—	$—	$723,948

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$(2,298,343)	$—	$—	$—	$—	$—	$(2,298,343)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(2,318,941)	—	—	—	—	(2,318,941)

Total	$(2,298,343)	$(2,318,941)	$—	$—	$—	$—	$(4,617,284)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$80,360,000
Foreign Currency Contracts Purchased at Contract Amount	$7,969,785
Foreign Currency Contracts Sold at Contract Amount	$260,287,172

Floating Rate High Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$339,527	$—	$—	$—	$—	$339,527
Unrealized appreciation on swap contracts(1)	42,033	—	—	—	—	—	42,033

Total	$42,033	$339,527	$—	$—	$—	$—	$381,560

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1,711	$—	$—	$—	$—	$1,711
Unrealized depreciation on swap contracts(1)	9,887	—	—	—	—	—	9,887

Total	$9,887	$1,711	$—	$—	$—	$—	$11,598

(1)

Amount represents the cumulative unrealized appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

218

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Floating Rate High Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$1,374,452	$—	$—	$—	$—	$—	$1,374,452
Net realized gain (loss) on foreign currency contracts	—	(1,128,284)	—	—	—	—	(1,128,284)

Total	$1,374,452	$(1,128,284)	$—	$—	$—	$—	$246,168

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$(713,932)	$—	$—	$—	$—	$—	$(713,932)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(565,607)	—	—	—	—	(565,607)

Total	$(713,932)	$(565,607)	$—	$—	$—	$—	$(1,279,539)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$16,175,000
Foreign Currency Contracts Purchased at Contract Amount	$2,990,223
Foreign Currency Contracts Sold at Contract Amount	$56,314,333

High Yield Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$180,895	$—	$—	$—	$—	$180,895

Total	$—	$180,895	$—	$—	$—	$—	$180,895

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$3,638	$—	$—	$—	$—	$3,638

Total	$—	$3,638	$—	$—	$—	$—	$3,638

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(424,018)	$—	$—	$—	$—	$(424,018)

Total	$—	$(424,018)	$—	$—	$—	$—	$(424,018)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(187,823)	$—	$—	$—	$—	$(187,823)

Total	$—	$(187,823)	$—	$—	$—	$—	$(187,823)

219

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

High Yield Fund – (continued)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$120,298
Foreign Currency Contracts Sold at Contract Amount	$26,880,064

Inflation Plus Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts(1)	629,891	—	—	—	—	—	629,891
Unrealized appreciation on bond forward contracts	34,642	—	—	—	—	—	34,642
Unrealized appreciation on foreign currency contracts	—	305,169	—	—	—	—	305,169
Unrealized appreciation on swap contracts(2)	805,907	—	134,719	—	—	—	940,626

Total	$1,470,440	$305,169	$134,719	$—	$—	$—	$1,910,328

Liabilities:
Unrealized depreciation on futures contracts(1)	$925,504	$—	$—	$—	$—	$—	$925,504
Unrealized depreciation on bond forward contracts	—	—	—	—	—	—	—
Unrealized depreciation on foreign currency contracts	—	459,342	—	—	—	—	459,342
Unrealized depreciation on swap contracts(2)	742,271	—	—	—	—	—	742,271

Total	$1,667,775	$459,342	$—	$—	$—	$—	$2,127,117

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative unrealized appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(72,770)	$—	$—	$—	$—	$—	$(72,770)
Net realized gain (loss) on futures contracts	760,427	—	—	—	—	—	760,427
Net realized gain (loss) on swap contracts	1,016,745	—	2,000,677	—	—	—	3,017,422
Net realized gain (loss) on bond forward contracts	1,405,394	—	—	—	—	—	1,405,394
Net realized gain (loss) on foreign currency contracts	—	(253,944)	—	—	—	—	(253,944)

Total	$3,109,796	$(253,944)	$2,000,677	$—	$—	$—	$4,856,529

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$72,723	$—	$—	$—	$—	$—	$72,723
Net change in unrealized appreciation (depreciation) of futures contracts	(221,390)	—	—	—	—	—	(221,390)
Net change in unrealized appreciation (depreciation) of swap contracts	1,123,513	—	(597,099)	—	—	—	526,414
Net change in unrealized appreciation (depreciation) of bond forward contracts	254,950	—	—	—	—	—	254,950
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(562,520)	—	—	—	—	(562,520)

Total	$1,229,796	$(562,520)	$(597,099)	$—	$—	$—	$70,177

220

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Inflation Plus Fund – (continued)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	526
Futures Contracts Short at Number of Contracts	(514)
Swap Contracts at Notional Amount	$165,977,100
Bond Forward Contracts at Notional Amount	$37,704,125
Foreign Currency Contracts Purchased at Contract Amount	$17,132,794
Foreign Currency Contracts Sold at Contract Amount	$44,509,570

Short Duration Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$2,068,129	$—	$—	$—	$—	$—	$2,068,129
Unrealized appreciation on foreign currency contracts	—	276,055	—	—	—	—	276,055

Total	$2,068,129	$276,055	$—	$—	$—	$—	$2,344,184

Liabilities:
Unrealized depreciation on futures contracts(1)	$185,919	$—	$—	$—	$—	$—	$185,919
Unrealized depreciation on foreign currency contracts	—	130,725	—	—	—	—	130,725

Total	$185,919	$130,725	$—	$—	$—	$—	$316,644

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$2,201,166	$—	$—	$—	$—	$—	$2,201,166
Net realized gain (loss) on foreign currency contracts	—	(460,887)	—	—	—	—	(460,887)

Total	$2,201,166	$(460,887)	$—	$—	$—	$—	$1,740,279

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$1,402,887	$—	$—	$—	$—	$—	$1,402,887
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(318,375)	—	—	—	—	(318,375)

Total	$1,402,887	$(318,375)	$—	$—	$—	$—	$1,084,512

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	1,495
Futures Contracts Short at Number of Contracts	(1,755)
Foreign Currency Contracts Purchased at Contract Amount	$2,114,131
Foreign Currency Contracts Sold at Contract Amount	$42,196,664

221

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Strategic Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$1,922,885	$—	$—	$—	$—	$—	$1,922,885
Unrealized appreciation on futures contracts(1)	2,277,789	—	—	—	—	—	2,277,789
Unrealized appreciation on foreign currency contracts	—	3,729,994	—	—	—	—	3,729,994
Unrealized appreciation on swap contracts(2)	1,325,681	—	3,630,051	—	—	—	4,955,732

Total	$5,526,355	$3,729,994	$3,630,051	$—	$—	$—	$12,886,400

Liabilities:
Unrealized depreciation on futures contracts(1)	$2,296,639	$—	$—	$—	$—	$—	$2,296,639
Unrealized depreciation on foreign currency contracts	—	3,021,094	—	—	—	—	3,021,094
Written options, market value	1,158,738	—	—	—	—	—	1,158,738
Unrealized depreciation on swap contracts(2)	1,452,731	—	2,987,891	—	—	—	4,440,622

Total	$4,908,108	$3,021,094	$2,987,891	$—	$—	$—	$10,917,093

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative unrealized appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(152,429)	$—	$—	$—	$—	$—	$(152,429)
Net realized gain (loss) on futures contracts	(8,457,645)	—	—	—	—	—	(8,457,645)
Net realized gain (loss) on written options contracts	16,581,835	—	—	—	—	—	16,581,835
Net realized gain (loss) on swap contracts	(282,369)	—	(5,189,255)	—	—	—	(5,471,624)
Net realized gain (loss) on foreign currency contracts	—	(3,853,209)	—	—	—	—	(3,853,209)

Total	$7,689,392	$(3,853,209)	$(5,189,255)	$—	$—	$—	$(1,353,072)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(228,258)	$—	$—	$—	$—	$—	$(228,258)
Net change in unrealized appreciation (depreciation) of futures contracts	2,922,139	—	—	—	—	—	2,922,139
Net change in unrealized appreciation (depreciation) of written options contracts	567,574	—	—	—	—	—	567,574
Net change in unrealized appreciation (depreciation) of swap contracts	(622,899)	—	4,365,264	—	—	—	3,742,365
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,833,123)	—	—	—	—	(1,833,123)

Total	$2,638,556	$(1,833,123)	$4,365,264	$—	$—	$—	$5,170,697

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	44,255,000
Futures Contracts Long at Number of Contracts	3,361
Futures Contracts Short at Number of Contracts	(862)
Written Options Contracts at Number of Contracts	(251,672,333)
Swap Contracts at Notional Amount	$5,690,712,953
Foreign Currency Contracts Purchased at Contract Amount	$22,772,284
Foreign Currency Contracts Sold at Contract Amount	$424,177,841

222

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Total Return Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$3,211,858	$—	$—	$—	$—	$—	$3,211,858
Unrealized appreciation on futures contracts(1)	3,627,128	—	—	—	—	—	3,627,128
Unrealized appreciation on foreign currency contracts	—	97,096	—	—	—	—	97,096
Unrealized appreciation on swap contracts(2)	4,887,607	—	751,448	—	—	—	5,639,055

Total	$11,726,593	$97,096	$751,448	$—	$—	$—	$12,575,137

Liabilities:
Unrealized depreciation on futures contracts(1)	$1,811,855	$—	$—	$—	$—	$—	$1,811,855
Unrealized depreciation on foreign currency contracts	—	725,480	—	—	—	—	725,480
Written options, market value	2,386,420	—	—	—	—	—	2,386,420
Unrealized depreciation on swap contracts(2)	—	—	3,415,623	—	—	—	3,415,623

Total	$4,198,275	$725,480	$3,415,623	$—	$—	$—	$8,339,378

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative unrealized appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(106,983)	$—	$—	$—	$—	$—	$(106,983)
Net realized gain (loss) on futures contracts	18,959,984	—	—	—	—	—	18,959,984
Net realized gain (loss) on written options contracts	6,759,552	—	—	—	—	—	6,759,552
Net realized gain (loss) on swap contracts	(417,971)	—	262,637	—	—	—	(155,334)
Net realized gain (loss) on foreign currency contracts	—	3,464,473	—	—	—	—	3,464,473

Total	$25,194,582	$3,464,473	$262,637	$—	$—	$—	$28,921,692

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(388,246)	$—	$—	$—	$—	$—	$(388,246)
Net change in unrealized appreciation (depreciation) of futures contracts	1,185,721	—	—	—	—	—	1,185,721
Net change in unrealized appreciation (depreciation) of written options contracts	931,397	—	—	—	—	—	931,397
Net change in unrealized appreciation (depreciation) of swap contracts	2,189,780	—	1,945,739	—	—	—	4,135,519
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,213,594)	—	—	—	—	(1,213,594)

Total	$3,918,652	$(1,213,594)	$1,945,739	$—	$—	$—	$4,650,797

223

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Total Return Bond Fund – (continued)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	80,418,000
Futures Contracts Long at Number of Contracts	1,482
Futures Contracts Short at Number of Contracts	(3,087)
Written Options Contracts at Number of Contracts	(634,638,000)
Swap Contracts at Notional Amount	$9,398,294,617
Foreign Currency Contracts Purchased at Contract Amount	$2,785,301
Foreign Currency Contracts Sold at Contract Amount	$108,761,033

World Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$108,831	$759,236	$—	$—	$—	$—	$868,067
Unrealized appreciation on futures contracts(1)	1,973,601	—	—	—	—	—	1,973,601
Unrealized appreciation on foreign currency contracts	—	52,422,983	—	—	—	—	52,422,983
Unrealized appreciation on swap contracts(2)	8,091,790	—	442,984	—	—	—	8,534,774

Total	$10,174,222	$53,182,219	$442,984	$—	$—	$—	$63,799,425

Liabilities:
Unrealized depreciation on futures contracts(1)	$3,076,394	$—	$—	$—	$—	$—	$3,076,394
Unrealized depreciation on foreign currency contracts	—	68,287,643	—	—	—	—	68,287,643
Written options, market value	623,187	—	—	—	—	—	623,187
Unrealized depreciation on swap contracts(2)	8,609,295	—	3,603,357	—	—	—	12,212,652

Total	$12,308,876	$68,287,643	$3,603,357	$—	$—	$—	$84,199,876

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative unrealized appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

224

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

World Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(7,311,622)	$(4,385,359)	$—	$—	$—	$—	$(11,696,981)
Net realized gain (loss) on futures contracts	40,229,126	—	—	—	—	—	40,229,126
Net realized gain (loss) on written options contracts	2,953,736	1,712,023	—	—	—	—	4,665,759
Net realized gain (loss) on swap contracts	7,252,491	—	(9,233,915)	—	—	—	(1,981,424)
Net realized gain (loss) on foreign currency contracts	—	(81,409,699)	—	—	—	—	(81,409,699)

Total	$43,123,731	$(84,083,035)	$(9,233,915)	$—	$—	$—	$(50,193,219)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$556,079	$2,016,963	$—	$—	$—	$—	$2,573,042
Net change in unrealized appreciation (depreciation) of futures contracts	(2,469,732)	—	—	—	—	—	(2,469,732)
Net change in unrealized appreciation (depreciation) of written options contracts	(273,058)	(1,375,356)	—	—	—	—	(1,648,414)
Net change in unrealized appreciation (depreciation) of swap contracts	1,147,620	—	(4,876,210)	—	—	—	(3,728,590)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	7,165,355	—	—	—	—	7,165,355

Total	$(1,039,091)	$7,806,962	$(4,876,210)	$—	$—	$—	$1,891,661

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	262,806,699
Futures Contracts Long at Number of Contracts	1,527
Futures Contracts Short at Number of Contracts	(6,424)
Written Options Contracts at Number of Contracts	(51,665,488)
Swap Contracts at Notional Amount	$14,453,024,352
Foreign Currency Contracts Purchased at Contract Amount	$3,217,272,898
Foreign Currency Contracts Sold at Contract Amount	$5,786,849,725

g)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

225

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2021:

Emerging Markets Local Debt Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$750,078	$(687,014)
Futures contracts	21,132	(31,452)
Purchased options	18,935	—
Swap contracts	69,123	(145,354)
Written options	—	(58,885)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	859,268	(922,705)

Derivatives not subject to a MNA	(70,599)	144,554

Total gross amount of assets and liabilities subject to MNA or similar agreements	$788,669	$(778,151)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$878	$—	$—	$—	$878
Bank of America Securities LLC	6,441	(6,441)	—	—	—
Barclays	30,782	(5,669)	—	—	25,113
BNP Paribas Securities Services	252,285	(72,329)	—	—	179,956
Citibank NA	61,940	(61,940)	—	—	—
Credit Suisse First Boston Corp.	8,308	—	—	—	8,308
Deutsche Bank Securities, Inc.	23,543	(9,809)	—	—	13,734
Goldman Sachs & Co.	275,075	(271,800)	—	—	3,275
JP Morgan Chase & Co.	22,651	(22,651)	—	—	—
Merrill Lynch International	49,439	—	—	—	49,439
Morgan Stanley	40,910	(40,910)	—	—	—
RBS Greenwich Capital	3,936	—	—	—	3,936
Standard Chartered Bank	349	(349)	—	—	—
Toronto-Dominion Bank	206	(206)	—	—	—
UBS AG	11,754	(11,754)	—	—	—
Westpac International	172	—	—	—	172

Total	$788,669	$(503,858)	$—	$—	$284,811

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(32,415)	$6,441	$—	$—	$(25,974)
Barclays	(5,669)	5,669	—	—	—
BNP Paribas Securities Services	(72,329)	72,329	—	—	—
Canadian Imperial Bank of Commerce	(3,079)	—	—	—	(3,079)
Citibank NA	(84,776)	61,940	—	—	(22,836)
Deutsche Bank Securities, Inc.	(9,809)	9,809	—	—	—
Goldman Sachs & Co.	(271,800)	271,800	—	—	—
HSBC Bank USA	(1,426)	—	—	—	(1,426)
JP Morgan Chase & Co.	(123,980)	22,651	—	—	(101,329)
Morgan Stanley	(136,361)	40,910	—	—	(95,451)
RBC Dominion Securities, Inc.	(1,204)	—	—	—	(1,204)
Standard Chartered Bank	(13,116)	349	—	—	(12,767)
State Street Global Markets LLC	(1,817)	—	—	—	(1,817)
Toronto-Dominion Bank	(275)	206	—	—	(69)
UBS AG	(20,095)	11,754	—	—	(8,341)

Total	$(778,151)	$503,858	$—	$—	$(274,293)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

226

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Floating Rate Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,639,221	$(1,166)
Swap contracts	554,457	(45,116)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,193,678	(46,282)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,193,678	$(46,282)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$39,492	$(11,026)	$—	$—	$28,466
BNP Paribas Securities Services	1,603,469	—	—	—	1,603,469
Goldman Sachs & Co.	230,868	(15,334)	—	(215,534)	—
Morgan Stanley	319,849	(14,039)	—	(210,000)	95,810

Total	$2,193,678	$(40,399)	$—	$(425,534)	$1,727,745

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(11,026)	$11,026	$—	$—	$—
Goldman Sachs & Co.	(15,334)	15,334	—	—	—
JP Morgan Chase & Co.	(5,883)	—	—	—	(5,883)
Morgan Stanley	(14,039)	14,039	—	—	—

Total	$(46,282)	$40,399	$—	$—	$(5,883)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate High Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$339,527	$(1,711)
Swap contracts	42,033	(9,887)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	381,560	(11,598)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$381,560	$(11,598)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$2,727	$(2,727)	$—	$—	$—
BNP Paribas Securities Services	333,533	—	—	—	333,533
Goldman Sachs & Co.	7,809	—	—	—	7,809
Morgan Stanley	37,491	(4,666)	—	—	32,825

Total	$381,560	$(7,393)	$—	$—	$374,167

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(4,986)	$2,727	$—	$—	$(2,259)
JP Morgan Chase & Co.	(1,946)	—	—	—	(1,946)
Morgan Stanley	(4,666)	4,666	—	—	—

Total	$(11,598)	$7,393	$—	$—	$(4,205)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

227

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

High Yield Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$180,895	$(3,638)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	180,895	(3,638)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$180,895	$(3,638)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$5,197	$—	$—	$—	$5,197
BNP Paribas Securities Services	174,100	—	—	—	174,100
Morgan Stanley	1,598	—	—	—	1,598

Total	$180,895	$—	$—	$—	$180,895

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(1,648)	$—	$—	$—	$(1,648)
State Street Global Markets LLC	(1,361)	—	—	—	(1,361)
UBS AG	(629)	—	—	—	(629)

Total	$(3,638)	$—	$—	$—	$(3,638)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund

Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$61,597	$(26,955)
Foreign currency contracts	305,169	(459,342)
Futures contracts	629,891	(925,504)
Swap contracts	940,626	(742,271)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,937,283	(2,154,072)

Derivatives not subject to a MNA	(768,300)	1,510,467

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,168,983	$(643,605)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$957,466	$(119,525)	$—	$—	$837,941
Barclays	6,579	(6,579)	—	—	—
BNP Paribas Securities Services	114,681	(114,681)	—	—	—
Citibank NA	11,145	(11,145)	—	—	—
Goldman Sachs & Co.	55,100	(38,723)	(16,377)	—	—
Morgan Stanley	24,012	(9,275)	—	—	14,737

Total	$1,168,983	$(299,928)	$(16,377)	$—	$852,678

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(119,525)	$119,525	$—	$—	$—
Barclays	(157,308)	6,579	—	—	(150,729)
BNP Paribas Securities Services	(123,201)	114,681	—	—	(8,520)
Citibank NA	(137,145)	11,145	—	—	(126,000)
Goldman Sachs & Co.	(38,723)	38,723	—	—	—
JP Morgan Chase & Co.	(8,838)	—	—	—	(8,838)
Morgan Stanley	(9,275)	9,275	—	—	—
State Street Global Markets LLC	(49,590)	—	—	—	(49,590)

Total	$(643,605)	$299,928	$—	$—	$(343,677)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

228

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Strategic Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$3,729,994	$(3,021,094)
Futures contracts	2,277,789	(2,296,639)
Purchased options	1,922,885	—
Swap contracts	4,955,732	(4,440,622)
Written options	—	(1,158,738)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	12,886,400	(10,917,093)

Derivatives not subject to a MNA	(6,188,551)	2,404,627

Total gross amount of assets and liabilities subject to MNA or similar agreements	$6,697,849	$(8,512,466)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$26,496	$(6,559)	$—	$—	$19,937
Bank of America Securities LLC	2,577,232	(1,207,965)	—	—	1,369,267
Barclays	999,788	(999,788)	—	—	—
BNP Paribas Securities Services	997,447	(171,612)	—	—	825,835
Citibank NA	184,786	(184,786)	—	—	—
Commonwealth Bank of Australia	34,654	(34,654)	—	—	—
Deutsche Bank Securities, Inc.	82,293	(82,293)	—	—	—
Goldman Sachs & Co.	1,160,866	(646,014)	—	—	514,852
JP Morgan Chase & Co.	392,972	(295,554)	—	—	97,418
Morgan Stanley	139,600	(139,600)	—	—	—
RBC Dominion Securities, Inc.	209	(209)	—	—	—
Standard Chartered Bank	29,137	(29,137)	—	—	—
State Street Global Markets LLC	38,548	(38,548)	—	—	—
UBS AG	15,373	(15,373)	—	—	—
Westpac International	18,448	(18,448)	—	—	—

Total	$6,697,849	$(3,870,540)	$—	$—	$2,827,309

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(6,559)	$6,559	$—	$—	$—
Bank of America Securities LLC	(1,207,965)	1,207,965	—	—	—
Barclays	(1,304,568)	999,788	304,780	—	—
BNP Paribas Securities Services	(171,612)	171,612	—	—	—
Canadian Imperial Bank of Commerce	(77,273)	—	—	—	(77,273)
Citibank NA	(241,216)	184,786	—	—	(56,430)
Commonwealth Bank of Australia	(119,347)	34,654	—	—	(84,693)
Credit Agricle	(21,155)	—	—	—	(21,155)
Credit Suisse First Boston Corp.	(640,254)	—	—	—	(640,254)
Credit Suisse International	(349,227)	—	349,227	—	—
Deutsche Bank Securities, Inc.	(1,103,110)	82,293	1,020,817	—	—
Goldman Sachs & Co.	(646,014)	646,014	—	—	—
HSBC Bank USA	(182,515)	—	—	—	(182,515)
JP Morgan Chase & Co.	(295,554)	295,554	—	—	—
Morgan Stanley	(1,590,971)	139,600	1,338,444	—	(112,927)
RBC Dominion Securities, Inc.	(74,944)	209	—	—	(74,735)
Societe Generale Group	(35,682)	—	—	—	(35,682)
Standard Chartered Bank	(42,299)	29,137	—	—	(13,162)
State Street Global Markets LLC	(160,100)	38,548	—	—	(121,552)
Toronto-Dominion Bank	(4,203)	—	—	—	(4,203)
UBS AG	(45,422)	15,373	—	—	(30,049)
Westpac International	(192,476)	18,448	—	—	(174,028)

Total	$(8,512,466)	$3,870,540	$3,013,268	$—	$(1,628,658)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

229

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Short Duration Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$276,055	$(130,725)
Futures contracts	2,068,129	(185,919)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,344,184	(316,644)

Derivatives not subject to a MNA	(2,068,129)	185,919

Total gross amount of assets and liabilities subject to MNA or similar agreements	$276,055	$(130,725)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$19,492	$(19,492)	$—	$—	$—
BNP Paribas Securities Services	256,563	—	—	—	256,563

Total	$276,055	$(19,492)	$—	$—	$256,563

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(19,917)	$19,492	$—	$—	$(425)
State Street Global Markets LLC	(38,244)	—	—	—	(38,244)
UBS AG	(72,564)	—	—	—	(72,564)

Total	$(130,725)	$19,492	$—	$—	$(111,233)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$97,096	$(725,480)
Futures contracts	3,627,128	(1,811,855)
Purchased options	3,211,858	—
Swap contracts	5,639,055	(3,415,623)
Written options	—	(2,386,420)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	12,575,137	(8,339,378)

Derivatives not subject to a MNA	(9,266,179)	1,811,855

Total gross amount of assets and liabilities subject to MNA or similar agreements	$3,308,958	$(6,527,523)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$1,592,722	$(966,029)	$—	$—	$626,693
BNP Paribas Securities Services	89,490	—	—	—	89,490
Citibank NA	1,531,132	(938,883)	—	—	592,249
Credit Suisse International	4	(4)	—	—	—
Goldman Sachs & Co.	7,606	(7,606)	—	—	—
Morgan Stanley	88,004	(88,004)	—	—	—

Total	$3,308,958	$(2,000,526)	$—	$—	$1,308,432

230

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Total Return Bond Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(19,334)	$—	$—	$—	$(19,334)
Bank of America Securities LLC	(966,029)	966,029	—	—	—
Barclays	(72,311)	—	—	—	(72,311)
Canadian Imperial Bank of Commerce	(82,530)	—	—	—	(82,530)
Citibank NA	(938,883)	938,883	—	—	—
Credit Suisse International	(464,009)	4	—	—	(464,005)
Deutsche Bank Securities, Inc.	(181,304)	—	181,304	—	—
Goldman Sachs & Co.	(1,349,399)	7,606	1,341,793	—	—
JP Morgan Chase & Co.	(12,648)	—	—	—	(12,648)
Morgan Stanley	(2,429,470)	88,004	2,341,466	—	—
State Street Global Markets LLC	(10,700)	—	—	—	(10,700)
Toronto-Dominion Bank	(906)	—	—	—	(906)

Total	$(6,527,523)	$2,000,526	$3,864,563	$—	$(662,434)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

World Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$52,422,983	$(68,287,643)
Futures contracts	1,973,601	(3,076,394)
Purchased options	868,067	—
Swap contracts	8,534,774	(12,212,652)
Written options	—	(623,187)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	63,799,425	(84,199,876)

Derivatives not subject to a MNA	(9,753,041)	15,184,169

Total gross amount of assets and liabilities subject to MNA or similar agreements	$54,046,384	$(69,015,707)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$856,549	$(472,947)	$—	$—	$383,602
Barclays	13,721,887	(5,509,242)	—	—	8,212,645
BNP Paribas Securities Services	2,139,727	(1,652,465)	—	—	487,262
Citibank NA	6,792,245	(6,792,245)	—	—	—
Credit Suisse First Boston Corp.	63,681	—	—	—	63,681
Deutsche Bank Securities, Inc.	1,213,800	(1,213,800)	—	—	—
Goldman Sachs & Co.	1,148,676	(723,608)	—	—	425,068
JP Morgan Chase & Co.	9,983,747	(6,566,585)	—	—	3,417,162
Morgan Stanley	12,078,174	(12,078,174)	—	—	—
Standard Chartered Bank	39,951	(39,951)	—	—	—
State Street Global Markets LLC	146,791	(57,503)	—	—	89,288
Toronto-Dominion Bank	471,780	(471,780)	—	—	—
UBS AG	5,062,390	(5,062,390)	—	—	—
Westpac International	326,986	—	—	—	326,986

Total	$54,046,384	$(40,640,690)	$—	$—	$13,405,694

231

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

World Bond Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(472,947)	$472,947	$—	$—	$—
Barclays	(5,509,242)	5,509,242	—	—	—
BNP Paribas Securities Services	(1,652,465)	1,652,465	—	—	—
Citibank NA	(15,762,532)	6,792,245	383,148	—	(8,587,139)
Deutsche Bank Securities, Inc.	(4,464,521)	1,213,800	—	—	(3,250,721)
Goldman Sachs & Co.	(723,608)	723,608	—	—	—
JP Morgan Chase & Co.	(6,566,585)	6,566,585	—	—	—
Morgan Stanley	(21,260,344)	12,078,174	—	—	(9,182,170)
RBC Dominion Securities, Inc.	(79,266)	—	—	—	(79,266)
Standard Chartered Bank	(42,345)	39,951	—	—	(2,394)
State Street Global Markets LLC	(57,503)	57,503	—	—	—
Toronto-Dominion Bank	(6,970,999)	471,780	—	—	(6,499,219)
UBS AG	(5,453,350)	5,062,390	—	—	(390,960)

Total	$(69,015,707)	$(40,640,690)	$383,148	$—	$(27,991,869)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of

232

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize one or more London Interbank Offered Rates (collectively, “LIBOR”), as a “benchmark” or “reference rate” for various interest rate calculations. The use of certain LIBORs is expected to be phased out by the end of 2021. However, it is possible that certain LIBORs may continue beyond 2021 and the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to the end of 2021 with respect to certain LIBORs or mid-2023 for the remaining LIBORs.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2021. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2021 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Local Debt Fund	$63,659,465	$2,966,770	$(3,729,668)	$(762,898)
Floating Rate Fund	2,221,309,010	35,391,796	(54,529,578)	(19,137,782)
Floating Rate High Income Fund	419,355,450	6,380,793	(5,352,929)	1,027,864
High Yield Fund	395,960,300	22,380,047	(2,672,121)	19,707,926
Inflation Plus Fund	480,557,223	25,293,105	(5,712,784)	19,580,321
Municipal Opportunities Fund	1,544,117,061	86,127,345	(4,128,816)	81,998,529
Municipal Short Duration Fund	27,559,893	635,480	(20,359)	615,121
Short Duration Fund	1,859,956,169	38,635,682	(4,823,302)	33,812,380
Strategic Income Fund	2,901,176,062	78,916,483	(51,607,203)	27,309,280
Sustainable Municipal Bond Fund	103,574,318	4,250,791	(161,670)	4,089,121
Total Return Bond Fund	4,380,149,529	110,048,875	(64,922,624)	45,126,251
World Bond Fund	4,100,846,936	219,747,316	(123,384,829)	96,362,487

c)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

233

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

At October 31, 2020 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Local Debt Fund	$18,651,992	$52,198,410
Floating Rate Fund	46,496,359	422,094,585
Floating Rate High Income Fund	5,773,723	55,159,845
High Yield Fund	1,018,722	23,414,266
Inflation Plus Fund	11,577,143	56,182,436
Municipal Opportunities Fund(1)	1,597,170	—
Short Duration Fund	4,201,474	6,830,450
Strategic Income Fund(1)	4,153,131	1,289,345
Sustainable Municipal Bond Fund	27,478	—
World Bond Fund	—	7,643,233

(1)	Future utilization of losses are subject to limitation under current tax laws.

The Municipal Short Duration Fund and Total Return Bond Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2020.

During the year ended October 31, 2020 Inflation Plus Fund utilized $15,911,444, Municipal Opportunities Fund utilized $2,601,021, Strategic Income Fund utilized $11,167,981 and Total Return Bond Fund utilized $18,649,030 of prior capital loss carryforwards respectively.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2021; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Local Debt Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% over $1 billion

Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Floating Rate High Income Fund	0.7000% on first $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

High Yield Fund	0.5000% on first $1 billion and;
0.4500% on next $4 billion and;
0.4400% on next $5 billion and;
0.4350% over $10 billion

Inflation Plus Fund	0.3900% on first $500 million and;
0.3800% on next $500 million and;
0.3750% on next $1.5 billion and;
0.3700% on next $2.5 billion and;
0.3675% on next $5 billion and;
0.3650% over $10 billion

Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

234

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Fund	Management Fee Rates
Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Short Duration Fund	0.4100% on the first $500 million and;
0.3700% on the next $500 million and;
0.3650% on the next $1.5 billion and;
0.3600% on the next $2.5 billion and;
0.3500% on the next $5 billion and;
0.3400% over $10 billion

Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion

Sustainable Municipal Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Total Return Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2600% on next $4 billion and;
0.2500% over $5 billion

World Bond Fund	0.7000% on first $250 million and;
0.6500% on next $250 million and;
0.6000% on next $2 billion and;
0.5500% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% over $10 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of its Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. As of April 30, 2021, HFMC received the following fee with respect to each Fund: any sub-accounting fee payable by HFMC plus the amount of expenses that HFMC allocates for providing the fund accounting services.

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2021, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), through February 28, 2022 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
Floating Rate High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.78%	0.75%
High Yield Fund	0.95%	1.75%	0.69%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%
Inflation Plus Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Short Duration Fund(1)	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	0.75%	N/A
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Total Return Bond Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A

(1)

Expense limitation arrangements described above for certain classes of shares of each of Floating Rate Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund extend beyond February 28, 2022. Please see the Funds’ statement of additional information for more information.

235

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

From November 1, 2020 through February 28, 2021, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Strategic Income Fund	0.95%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%	0.69%	0.60%

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended April 30, 2021, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.14%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund	1.00%	1.75%	0.73%	1.25%	1.00%	0.77%	N/A	0.75%	0.66%
Floating Rate High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.78%	0.75%
High Yield Fund	0.95%	1.70%	0.65%	1.26%	0.97%	0.67%	0.55%	0.66%	0.55%
Inflation Plus Fund	0.85%	1.59%	0.55%	1.17%	0.87%	0.57%	N/A	0.56%	0.45%
Municipal Opportunities Fund	0.66%	1.42%	0.41%	N/A	N/A	N/A	N/A	0.44%	0.35%
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Short Duration Fund	0.78%	1.52%	0.49%	1.00%	0.73%	0.54%	0.42%	0.52%	0.42%
Strategic Income Fund	0.90%	1.63%	0.61%	1.23%	0.93%	0.60%	0.54%	0.61%	0.54%
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Total Return Bond Fund	0.68%	1.48%	0.39%	1.03%	0.69%	0.44%	0.32%	0.39%	0.32%
World Bond Fund	1.02%	1.76%	0.73%	1.35%	1.03%	0.76%	0.65%	0.73%	0.65%

e)

Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2021, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Local Debt Fund	$1,756	$133
Floating Rate Fund	92,266	20,298
Floating Rate High Income Fund	24,062	1,954
High Yield Fund	223,300	1,205
Inflation Plus Fund	123,456	4,279
Municipal Opportunities Fund	343,286	13,115
Municipal Short Duration Fund	16,132	119
Short Duration Fund	635,388	23,769
Strategic income Fund	416,886	9,489
Sustainable Municipal Bond Fund	60,802	293
Total Return Bond Fund	1,171,570	18,404
World Bond Fund	218,704	5,607

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.

236

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2021, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Local Debt Fund	$32
Floating Rate Fund	889
Floating Rate High Income Fund	162
High Yield Fund	196
Inflation Plus Fund	228
Municipal Opportunities Fund	771
Municipal Short Duration Fund	13
Short Duration Fund	868
Strategic Income Fund	1,185
Sustainable Municipal Bond Fund	48
Total Return Bond Fund	1,543
World Bond Fund	2,040

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

Effective March 1, 2021, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2022, unless the Board of Directors approves its earlier termination as follows:

Fund	Class A
Inflation Plus Fund	0.15%
Short Duration Fund	0.12%

For the period November 1, 2020 through February 28, 2021, HASCO had contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:

Fund	Class A	Class Y
Inflation Plus Fund	0.15%	N/A
Short Duration Fund	0.12%	N/A
World Bond Fund	N/A	0.09%

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

237

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

For the six-month period ended April 30, 2021, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6		Class Y	Class F
Emerging Markets Local Debt Fund	0.20%	0.21%	0.11%	0.21%	0.17%	0.11%	N/A		0.10%	0.00	%*
Floating Rate Fund	0.10%	0.11%	0.07%	0.22%	0.17%	0.11%	N/A		0.10%	0.00	%*
Floating Rate High Income Fund	0.12%	0.11%	0.09%	0.22%	0.17%	0.10%	N/A		0.09%	0.00	%*
High Yield Fund	0.17%	0.14%	0.08%	0.22%	0.16%	0.11%	0.00%		0.10%	0.00	%*
Inflation Plus Fund	0.16%	0.14%	0.10%	0.22%	0.17%	0.12%	N/A		0.11%	0.00	%*
Municipal Opportunities Fund	0.06%	0.07%	0.06%	N/A	N/A	N/A	N/A		0.09%	0.00	%*
Municipal Short Duration Fund	0.05%	0.12%	0.09%	N/A	N/A	N/A	N/A		N/A	0.00	%*
Short Duration Fund	0.12%	0.10%	0.07%	0.20%	0.06%	0.12%	0.00	%*	0.09%	0.00	%*
Strategic Income Fund	0.11%	0.09%	0.07%	0.19%	0.14%	0.06%	0.00	%*	0.07%	0.00	%*
Sustainable Municipal Bond Fund	0.05%	0.11%	0.10%	N/A	N/A	N/A	N/A		N/A	0.00	%*
Total Return Bond Fund	0.11%	0.16%	0.07%	0.22%	0.15%	0.12%	0.00	%*	0.07%	0.00	%*
World Bond Fund	0.13%	0.11%	0.09%	0.21%	0.14%	0.12%	0.00	%*	0.09%	0.00	%*

*	Percentage rounds to zero.

8.	Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of the Floating Rate Fund, the Floating Rate High Income Fund, and the High Yield Fund do not currently engage in securities lending.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of each Fund’s securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2021.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Emerging Markets Local Debt Fund	$—	$—	$—
Inflation Plus Fund	—	—	—
Municipal Opportunities Fund	—	—	—
Municipal Short Duration Fund	—	—	—
Short Duration Fund	181,256	(181,256)	—
Strategic Income Fund	5,576,483	(5,576,483)	—
Sustainable Municipal Bond Fund	—	—	—
Total Return Bond Fund	6,485,416	(6,485,416)	—
World Bond Fund	6,044,733	(6,044,733)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

238

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Emerging Markets Local Debt Fund	$—	$—
Inflation Plus Fund	—	—
Municipal Opportunities Fund	—	—
Municipal Short Duration Fund	—	—
Short Duration Fund	186,823	—
Strategic Income Fund	5,765,087	—
Sustainable Municipal Bond Fund	—	—
Total Return Bond Fund	6,726,249	—
World Bond Fund	6,223,774	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Short Duration Fund
Securities Lending Transactions(1)
Corporate Bonds	$186,823	$—	$—	$—	$186,823

Total Borrowings	$186,823	$—	$—	$—	$186,823

Gross amount of recognized liabilities for securities lending transactions					$186,823

Strategic Income Fund
Securities Lending Transactions(1)
Convertible Preferred Stocks	$5,366,131	$—	$—	$—	$5,366,131
Corporate Bonds	339,322	—	—	—	339,322
Municipal Bonds	59,634	—	—	—	59,634

Total Borrowings	$5,765,087	$—	$—	$—	$5,765,087

Gross amount of recognized liabilities for securities lending transactions					$5,765,087

Total Return Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$2,688,508	$—	$—	$—	$2,688,508
Municipal Bonds	4,037,741	—	—	—	4,037,741

Total Borrowings	$6,726,249	$—	$—	$—	$6,726,249

Gross amount of recognized liabilities for securities lending transactions					$6,726,249

World Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$6,223,774	$—	$—	$—	$6,223,774

Total Borrowings	$6,223,774	$—	$—	$—	$6,223,774

Gross amount of recognized liabilities for securities lending transactions					$6,223,774

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

239

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

10.	Affiliate Holdings:

As of April 30, 2021, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	—	—	—	100%	25%	46%	—	—	—
High Yield Fund	—	—	—	—	—	—	100%	—	—
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	—	%*
Short Duration Fund	—	—	—	—	—	—	1%	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3		Class R4		Class R5		Class R6		Class Y	Class F
Emerging Markets Local Debt Fund	—	—	—	—	%*	—	%*	—	%*	—		—	—
High Yield Fund	—	—	—	—		—		—		—	%*	—	—
Municipal Short Duration Fund	—	—	—	N/A		N/A		N/A		N/A		N/A	—	%*
Short Duration Fund	—	—	—	—		—		—		—	%*	—	—

*	Percentage rounds to zero.

As of April 30, 2021, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	25%
Strategic Income Fund	4%
Total Return Bond Fund	2%
World Bond Fund	4%

*	As of April 30, 2021, affiliated funds of funds and the 529 plan invest in Class F shares.

11.	Investment Transactions:

For the six-month period ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Local Debt Fund	$28,771,706	$32,152,726	$—	$—	$28,771,706	$32,152,726
Floating Rate Fund	1,187,832,888	1,020,291,501	—	—	1,187,832,888	1,020,291,501
Floating Rate High Income Fund	268,796,741	232,582,217	—	—	268,796,741	232,582,217
High Yield Fund	126,179,959	82,636,893	—	—	126,179,959	82,636,893
Inflation Plus Fund	48,733,975	30,557,402	97,486,162	147,271,783	146,220,137	177,829,185
Municipal Opportunities Fund	218,159,201	48,049,268	—	—	218,159,201	48,049,268
Municipal Short Duration Fund	4,656,459	2,234,105	—	—	4,656,459	2,234,105
Short Duration Fund	520,238,727	313,002,640	28,457,732	26,495,743	548,696,459	339,498,384
Strategic Income Fund	1,107,229,990	413,859,075	233,269,059	22,049,838	1,340,499,049	435,908,913
Sustainable Municipal Bond Fund	29,605,610	11,438,845	—	—	29,605,610	11,438,845
Total Return Bond Fund	829,600,550	424,738,308	411,308,547	244,815,809	1,240,909,097	669,554,117
World Bond Fund	1,992,052,880	2,045,539,084	87,767,096	197,098,984	2,079,819,976	2,242,638,068

240

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

12.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2021, and the year ended October 31, 2020:

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Emerging Markets Local Debt Fund
Class A
Shares Sold	410,845	$2,301,447	134,392	$760,164
Shares Issued for Reinvested Dividends	11,683	66,520	37,719	204,790
Shares Redeemed	(503,089)	(2,831,675)	(319,756)	(1,753,111)

Net Increase (Decrease)	(80,561)	(463,708)	(147,645)	(788,157)

Class C
Shares Sold	64,064	$368,353	105,544	$612,753
Shares Issued for Reinvested Dividends	4,020	22,896	13,757	74,858
Shares Redeemed	(58,568)	(341,738)	(212,602)	(1,168,974)

Net Increase (Decrease)	9,516	49,511	(93,301)	(481,363)

Class I
Shares Sold	604,470	$3,471,028	2,545,777	$14,145,120
Shares Issued for Reinvested Dividends	29,595	167,459	177,208	978,115
Shares Redeemed	(675,656)	(3,828,721)	(7,824,110)	(40,873,043)

Net Increase (Decrease)	(41,591)	(190,234)	(5,101,125)	(25,749,808)

Class R3
Shares Sold	—	$—	1	$4
Shares Issued for Reinvested Dividends	29	162	85	462
Shares Redeemed	—	—	(184)	(1,057)

Net Increase (Decrease)	29	162	(98)	(591)

Class R4
Shares Sold	—	$—	68	$400
Shares Issued for Reinvested Dividends	127	719	343	1,856
Shares Redeemed	—	—	(776)	(4,628)

Net Increase (Decrease)	127	719	(365)	(2,372)

Class R5
Shares Sold	120	$660	6,390	$36,359
Shares Issued for Reinvested Dividends	111	604	348	1,784
Shares Redeemed	(4,250)	(23,751)	(68)	(350)

Net Increase (Decrease)	(4,019)	(22,487)	6,670	37,793

Class Y
Shares Sold	634,630	$3,594,522	1,750,399	$9,515,902
Shares Issued for Reinvested Dividends	139,190	782,419	523,951	2,827,886
Shares Redeemed	(642,853)	(3,591,409)	(9,274,328)	(49,111,325)

Net Increase (Decrease)	130,967	785,532	(6,999,978)	(36,767,537)

Class F
Shares Sold	167,505	$955,571	270,149	$1,545,968
Shares Issued for Reinvested Dividends	11,662	66,039	31,190	169,018
Shares Redeemed	(23,869)	(135,874)	(415,940)	(2,167,752)

Net Increase (Decrease)	155,298	885,736	(114,601)	(452,766)

Total Net Increase (Decrease)	169,766	$1,045,231	(12,450,443)	$(64,204,801)

Floating Rate Fund
Class A
Shares Sold	15,346,882	$128,557,491	22,715,140	$182,043,746
Shares Issued for Reinvested Dividends	1,105,414	9,220,935	2,783,969	22,370,965
Shares Redeemed	(9,789,770)	(81,481,836)	(34,530,403)	(274,801,624)

Net Increase (Decrease)	6,662,526	56,296,590	(9,031,294)	(70,386,913)

Class C
Shares Sold	896,591	$7,568,124	1,913,326	$15,459,940
Shares Issued for Reinvested Dividends	263,331	2,215,873	1,100,612	8,934,776
Shares Redeemed	(14,259,162)	(120,405,913)	(28,757,381)	(231,627,065)

Net Increase (Decrease)	(13,099,240)	(110,621,916)	(25,743,443)	(207,232,349)

241

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Floating Rate Fund – (continued)
Class I
Shares Sold	32,060,637	$267,251,170	57,805,041	$458,641,839
Shares Issued for Reinvested Dividends	1,316,005	10,930,955	3,529,631	28,399,544
Shares Redeemed	(17,673,948)	(146,655,018)	(125,477,198)	(987,910,277)

Net Increase (Decrease)	15,702,694	131,527,107	(64,142,526)	(500,868,894)

Class R3
Shares Sold	68,647	$577,397	59,902	$490,500
Shares Issued for Reinvested Dividends	7,612	63,898	21,364	172,803
Shares Redeemed	(99,150)	(834,872)	(299,206)	(2,452,297)

Net Increase (Decrease)	(22,891)	(193,577)	(217,940)	(1,788,994)

Class R4
Shares Sold	12,524	$103,845	96,310	$794,320
Shares Issued for Reinvested Dividends	3,107	25,905	8,674	69,552
Shares Redeemed	(32,231)	(269,263)	(157,920)	(1,222,761)

Net Increase (Decrease)	(16,600)	(139,513)	(52,936)	(358,889)

Class R5
Shares Sold	20,604	$171,979	11,035	$89,492
Shares Issued for Reinvested Dividends	2,056	17,081	4,935	39,528
Shares Redeemed	(10,346)	(85,396)	(35,909)	(290,850)

Net Increase (Decrease)	12,314	103,664	(19,939)	(161,830)

Class Y
Shares Sold	1,422,464	$11,789,895	2,850,842	$22,683,282
Shares Issued for Reinvested Dividends	93,679	775,150	239,275	1,920,632
Shares Redeemed	(1,379,870)	(11,359,049)	(5,411,327)	(42,525,785)

Net Increase (Decrease)	136,273	1,205,996	(2,321,210)	(17,921,871)

Class F
Shares Sold	4,048,068	$33,698,427	14,960,687	$119,676,976
Shares Issued for Reinvested Dividends	89,471	741,833	265,700	2,132,064
Shares Redeemed	(2,083,888)	(17,255,092)	(51,269,502)	(398,717,007)

Net Increase (Decrease)	2,053,651	17,185,168	(36,043,115)	(276,907,967)

Total Net Increase (Decrease)	11,428,727	$95,363,519	(137,572,403)	$(1,075,627,707)

Floating Rate High Income Fund
Class A
Shares Sold	1,367,024	$13,185,821	1,398,470	$12,942,405
Shares Issued for Reinvested Dividends	111,364	1,069,569	303,917	2,804,899
Shares Redeemed	(893,933)	(8,587,165)	(3,761,564)	(33,422,658)

Net Increase (Decrease)	584,455	5,668,225	(2,059,177)	(17,675,354)

Class C
Shares Sold	100,346	$977,205	362,804	$3,349,789
Shares Issued for Reinvested Dividends	45,288	438,454	155,830	1,449,058
Shares Redeemed	(1,188,256)	(11,537,144)	(2,260,595)	(20,844,664)

Net Increase (Decrease)	(1,042,622)	(10,121,485)	(1,741,961)	(16,045,817)

Class I
Shares Sold	9,083,067	$86,832,749	13,072,588	$116,255,880
Shares Issued for Reinvested Dividends	366,691	3,502,833	927,364	8,514,869
Shares Redeemed	(7,246,424)	(69,297,495)	(15,784,908)	(140,526,418)

Net Increase (Decrease)	2,203,334	21,038,087	(1,784,956)	(15,755,669)

Class R3
Shares Sold	10,144	$98,371	3,922	$36,154
Shares Issued for Reinvested Dividends	74	710	350	3,240
Shares Redeemed	(9,824)	(95,243)	(13,918)	(127,740)

Net Increase (Decrease)	394	3,838	(9,646)	(88,346)

Class R4
Shares Sold	651	$6,251	3,403	$32,161
Shares Issued for Reinvested Dividends	171	1,638	428	3,941
Shares Redeemed	(581)	(5,511)	(2,129)	(20,926)

Net Increase (Decrease)	241	2,378	1,702	15,176

242

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Floating Rate High Income Fund – (continued)
Class R5
Shares Sold	188,145	$1,787,141	124,461	$1,145,917
Shares Issued for Reinvested Dividends	20,705	197,861	48,510	444,260
Shares Redeemed	(146,581)	(1,395,557)	(167,667)	(1,513,716)

Net Increase (Decrease)	62,269	589,445	5,304	76,461

Class Y
Shares Sold	715,673	$6,864,596	1,781,345	$16,289,241
Shares Issued for Reinvested Dividends	16,304	155,961	45,232	419,036
Shares Redeemed	(568,217)	(5,462,206)	(2,559,448)	(23,055,578)

Net Increase (Decrease)	163,760	1,558,351	(732,871)	(6,347,301)

Class F
Shares Sold	1,022,530	$9,843,522	464,170	$4,307,469
Shares Issued for Reinvested Dividends	26,793	256,640	72,535	668,254
Shares Redeemed	(336,757)	(3,206,668)	(1,307,260)	(11,903,577)

Net Increase (Decrease)	712,566	6,893,494	(770,555)	(6,927,854)

Total Net Increase (Decrease)	2,684,397	$25,632,333	(7,092,160)	$(62,748,704)

High Yield Fund
Class A
Shares Sold	4,972,803	$37,960,863	7,982,568	$57,178,942
Shares Issued for Reinvested Dividends	664,707	5,068,261	1,394,996	9,984,138
Shares Redeemed	(2,854,968)	(21,769,782)	(7,699,857)	(54,391,234)

Net Increase (Decrease)	2,782,542	21,259,342	1,677,707	12,771,846

Class C
Shares Sold	281,980	$2,137,429	720,947	$5,165,342
Shares Issued for Reinvested Dividends	55,497	421,973	145,751	1,040,364
Shares Redeemed	(1,491,569)	(11,379,077)	(1,730,291)	(12,196,760)

Net Increase (Decrease)	(1,154,092)	(8,819,675)	(863,593)	(5,991,054)

Class I
Shares Sold	1,225,757	$9,370,377	1,576,935	$10,987,256
Shares Issued for Reinvested Dividends	75,651	578,271	127,736	918,879
Shares Redeemed	(351,234)	(2,683,671)	(1,660,866)	(11,578,456)

Net Increase (Decrease)	950,174	7,264,977	43,805	327,679

Class R3
Shares Sold	29,895	$228,251	112,009	$816,725
Shares Issued for Reinvested Dividends	3,756	28,641	11,257	80,520
Shares Redeemed	(92,265)	(703,220)	(70,941)	(500,399)

Net Increase (Decrease)	(58,614)	(446,328)	52,325	396,846

Class R4
Shares Sold	21,475	$164,800	26,012	$188,053
Shares Issued for Reinvested Dividends	2,849	21,771	6,207	44,493
Shares Redeemed	(12,590)	(96,744)	(32,464)	(238,238)

Net Increase (Decrease)	11,734	89,827	(245)	(5,692)

Class R5
Shares Sold	8,517	$64,673	66,470	$474,328
Shares Issued for Reinvested Dividends	1,953	14,845	4,687	33,480
Shares Redeemed	(7,240)	(55,076)	(94,762)	(674,816)

Net Increase (Decrease)	3,230	24,442	(23,605)	(167,008)

Class R6(1)
Shares Sold	1,321	$10,000	—	$—
Shares Issued for Reinvested Dividends	9	70	—	—

Net Increase (Decrease)	1,330	10,070	—	—

Class Y
Shares Sold	26,878	$203,105	3,088,142	$21,482,670
Shares Issued for Reinvested Dividends	2,808	21,188	38,973	283,912
Shares Redeemed	(14,823)	(112,160)	(4,604,281)	(32,546,308)

Net Increase (Decrease)	14,863	112,133	(1,477,166)	(10,779,726)

243

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

High Yield Fund – (continued)
Class F
Shares Sold	3,580,288	$27,255,598	3,292,512	$23,808,924
Shares Issued for Reinvested Dividends	269,999	2,057,611	430,586	3,087,555
Shares Redeemed	(945,672)	(7,194,157)	(2,076,306)	(14,636,213)

Net Increase (Decrease)	2,904,615	22,119,052	1,646,792	12,260,266

Total Net Increase (Decrease)	5,455,782	$41,613,840	1,056,020	$8,813,157

Inflation Plus Fund
Class A
Shares Sold	2,216,969	$24,908,622	3,416,712	$36,760,046
Shares Issued for Reinvested Dividends	278,049	3,114,147	284,425	2,969,394
Shares Redeemed	(1,570,810)	(17,620,321)	(3,214,757)	(34,234,638)

Net Increase (Decrease)	924,208	10,402,448	486,380	5,494,802

Class C
Shares Sold	974,713	$10,586,584	353,723	$3,707,981
Shares Issued for Reinvested Dividends	14,563	158,295	16,560	167,587
Shares Redeemed	(1,137,966)	(12,383,789)	(1,803,410)	(18,549,888)

Net Increase (Decrease)	(148,690)	(1,638,910)	(1,433,127)	(14,674,320)

Class I
Shares Sold	1,146,216	$13,114,058	2,020,576	$22,374,318
Shares Issued for Reinvested Dividends	75,673	864,190	93,581	994,771
Shares Redeemed	(1,932,021)	(22,128,988)	(2,199,103)	(23,710,342)

Net Increase (Decrease)	(710,132)	(8,150,740)	(84,946)	(341,253)

Class R3
Shares Sold	459,828	$5,071,163	673,544	$7,093,135
Shares Issued for Reinvested Dividends	44,053	484,579	52,401	537,110
Shares Redeemed	(700,435)	(7,714,395)	(1,385,375)	(14,251,182)

Net Increase (Decrease)	(196,554)	(2,158,653)	(659,430)	(6,620,937)

Class R4
Shares Sold	59,318	$668,929	216,766	$2,289,573
Shares Issued for Reinvested Dividends	7,111	79,788	11,266	117,726
Shares Redeemed	(176,051)	(1,979,348)	(461,632)	(4,923,802)

Net Increase (Decrease)	(109,622)	(1,230,631)	(233,600)	(2,516,503)

Class R5
Shares Sold	55,473	$632,340	133,252	$1,474,320
Shares Issued for Reinvested Dividends	2,636	29,976	2,858	30,265
Shares Redeemed	(34,397)	(391,709)	(174,426)	(1,873,550)

Net Increase (Decrease)	23,712	270,607	(38,316)	(368,965)

Class Y
Shares Sold	91,573	$1,050,827	659,312	$7,130,008
Shares Issued for Reinvested Dividends	46,174	528,229	40,716	433,627
Shares Redeemed	(145,230)	(1,666,363)	(279,632)	(3,063,939)

Net Increase (Decrease)	(7,483)	(87,307)	420,396	4,499,696

Class F
Shares Sold	2,571,646	$29,396,027	3,855,004	$41,986,825
Shares Issued for Reinvested Dividends	305,192	3,479,192	298,328	3,168,242
Shares Redeemed	(5,624,572)	(63,825,528)	(3,444,902)	(36,752,619)

Net Increase (Decrease)	(2,747,734)	(30,950,309)	708,430	8,402,448

Total Net Increase (Decrease)	(2,972,295)	$(33,543,495)	(834,213)	$(6,125,032)

Municipal Opportunities Fund
Class A
Shares Sold	5,444,815	$49,456,104	13,705,812	$121,518,705
Shares Issued for Reinvested Dividends	415,227	3,768,172	920,975	8,178,106
Shares Redeemed	(3,217,295)	(29,202,360)	(10,088,440)	(88,468,489)

Net Increase (Decrease)	2,642,747	24,021,916	4,538,347	41,228,322

244

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Municipal Opportunities Fund – (continued)
Class C
Shares Sold	620,273	$5,626,569	1,895,643	$16,820,563
Shares Issued for Reinvested Dividends	27,933	253,619	80,275	713,061
Shares Redeemed	(1,519,788)	(13,831,334)	(2,880,616)	(25,479,837)

Net Increase (Decrease)	(871,582)	(7,951,146)	(904,698)	(7,946,213)

Class I
Shares Sold	21,884,032	$198,676,381	50,133,652	$443,070,863
Shares Issued for Reinvested Dividends	693,458	6,296,928	1,269,430	11,279,654
Shares Redeemed	(11,550,628)	(104,861,388)	(28,476,329)	(250,888,458)

Net Increase (Decrease)	11,026,862	100,111,921	22,926,753	203,462,059

Class Y
Shares Sold	16,392	$148,393	216,487	$1,933,106
Shares Issued for Reinvested Dividends	15,411	139,807	35,516	315,113
Shares Redeemed	(71,207)	(644,559)	(130,412)	(1,148,573)

Net Increase (Decrease)	(39,404)	(356,359)	121,591	1,099,646

Class F
Shares Sold	7,136,200	$64,742,671	17,953,655	$159,400,282
Shares Issued for Reinvested Dividends	291,278	2,640,600	329,626	2,925,198
Shares Redeemed	(1,833,609)	(16,622,553)	(3,445,684)	(30,089,476)

Net Increase (Decrease)	5,593,869	50,760,718	14,837,597	132,236,004

Total Net Increase (Decrease)	18,352,492	$166,587,050	41,519,590	$370,079,818

Municipal Short Duration Fund
Class A
Shares Sold	321,290	$3,292,274	1,145,838	$11,586,580
Shares Issued for Reinvested Dividends	12,795	130,951	33,692	340,581
Shares Redeemed	(173,740)	(1,778,075)	(962,122)	(9,659,221)

Net Increase (Decrease)	160,345	1,645,150	217,408	2,267,940

Class C
Shares Sold	13,169	$134,662	96,134	$967,062
Shares Issued for Reinvested Dividends	457	4,673	1,497	15,127
Shares Redeemed	(31,209)	(319,635)	(85,818)	(861,322)

Net Increase (Decrease)	(17,583)	(180,300)	11,813	120,867

Class I
Shares Sold	194,699	$1,990,789	213,769	$2,164,033
Shares Issued for Reinvested Dividends	3,196	32,664	5,264	53,174
Shares Redeemed	(143,906)	(1,471,256)	(54,837)	(545,570)

Net Increase (Decrease)	53,989	552,197	164,196	1,671,637

Class F
Shares Sold	137,945	$1,412,193	98,768	$991,750
Shares Issued for Reinvested Dividends	2,254	23,065	3,867	39,099
Shares Redeemed	(15,407)	(157,821)	(56,960)	(566,704)

Net Increase (Decrease)	124,792	1,277,437	45,675	464,145

Total Net Increase (Decrease)	321,543	$3,294,484	439,092	$4,524,589

Short Duration Fund
Class A
Shares Sold	23,335,420	$235,252,387	51,243,837	$504,354,186
Shares Issued for Reinvested Dividends	687,464	6,931,710	1,527,630	15,095,226
Shares Redeemed	(19,813,429)	(199,807,258)	(33,867,669)	(331,858,219)

Net Increase (Decrease)	4,209,455	42,376,839	18,903,798	187,591,193

Class C
Shares Sold	1,721,676	$17,353,959	6,109,317	$59,943,618
Shares Issued for Reinvested Dividends	38,315	386,338	117,376	1,159,082
Shares Redeemed	(3,450,491)	(34,767,321)	(5,260,757)	(51,359,254)

Net Increase (Decrease)	(1,690,500)	(17,027,024)	965,936	9,743,446

Class I
Shares Sold	24,109,014	$242,360,282	41,547,078	$411,117,591
Shares Issued for Reinvested Dividends	445,730	4,480,500	860,944	8,498,126
Shares Redeemed	(14,239,290)	(143,158,646)	(37,899,515)	(369,038,007)

Net Increase (Decrease)	10,315,454	103,682,136	4,508,507	50,577,710

245

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Short Duration Fund – (continued)
Class R3
Shares Sold	11,899	$119,926	144,618	$1,438,625
Shares Issued for Reinvested Dividends	1,390	13,992	2,937	28,968
Shares Redeemed	(97,825)	(985,151)	(78,871)	(755,948)

Net Increase (Decrease)	(84,536)	(851,233)	68,684	711,645

Class R4
Shares Sold	2,843	$28,598	109,508	$1,087,435
Shares Issued for Reinvested Dividends	3,960	39,856	13,530	132,100
Shares Redeemed	(22,729)	(228,425)	(428,264)	(4,221,379)

Net Increase (Decrease)	(15,926)	(159,971)	(305,226)	(3,001,844)

Class R5
Shares Sold	24,493	$246,214	105,028	$1,042,408
Shares Issued for Reinvested Dividends	1,773	17,799	3,785	37,255
Shares Redeemed	(62,437)	(627,271)	(36,827)	(360,633)

Net Increase (Decrease)	(36,171)	(363,258)	71,986	719,030

Class R6
Shares Sold	204,885	$2,054,901	180	$1,768
Shares Issued for Reinvested Dividends	1,113	11,113	33	320
Shares Redeemed	(4,179)	(41,772)	—	—

Net Increase (Decrease)	201,819	2,024,242	213	2,088

Class Y
Shares Sold	475,431	$4,770,201	1,236,976	$12,231,240
Shares Issued for Reinvested Dividends	8,029	80,430	23,955	234,836
Shares Redeemed	(189,227)	(1,894,480)	(1,755,749)	(16,923,506)

Net Increase (Decrease)	294,233	2,956,151	(494,818)	(4,457,430)

Class F
Shares Sold	10,263,934	$103,007,322	11,110,634	$109,353,226
Shares Issued for Reinvested Dividends	328,784	3,301,491	656,086	6,471,032
Shares Redeemed	(3,725,182)	(37,402,209)	(9,197,312)	(89,892,896)

Net Increase (Decrease)	6,867,536	68,906,604	2,569,408	25,931,362

Total Net Increase (Decrease)	20,061,364	$201,544,486	26,288,488	$267,817,200

Strategic Income Fund
Class A
Shares Sold	14,173,272	$131,766,860	13,346,771	$118,837,640
Shares Issued for Reinvested Dividends	816,619	7,588,780	866,819	7,532,677
Shares Redeemed	(4,408,018)	(40,885,666)	(5,624,519)	(48,357,802)

Net Increase (Decrease)	10,581,873	98,469,974	8,589,071	78,012,515

Class C
Shares Sold	3,352,065	$31,391,190	4,433,541	$39,397,046
Shares Issued for Reinvested Dividends	167,876	1,572,769	172,344	1,505,044
Shares Redeemed	(2,083,674)	(19,459,993)	(2,518,682)	(21,967,538)

Net Increase (Decrease)	1,436,267	13,503,966	2,087,203	18,934,552

Class I
Shares Sold	110,979,593	$1,033,358,941	107,606,359	$949,984,625
Shares Issued for Reinvested Dividends	3,173,080	29,561,973	1,953,846	17,112,338
Shares Redeemed	(43,776,133)	(406,784,133)	(37,195,826)	(321,439,864)

Net Increase (Decrease)	70,376,540	656,136,781	72,364,379	645,657,099

Class R3
Shares Sold	148,185	$1,373,340	95,140	$849,021
Shares Issued for Reinvested Dividends	4,759	44,181	3,268	28,423
Shares Redeemed	(93,705)	(872,780)	(5,016)	(45,001)

Net Increase (Decrease)	59,239	544,741	93,392	832,443

Class R4
Shares Sold	293,028	$2,715,972	491,161	$4,299,455
Shares Issued for Reinvested Dividends	13,280	123,261	5,175	46,207
Shares Redeemed	(61,309)	(570,417)	(37,816)	(337,964)

Net Increase (Decrease)	244,999	2,268,816	458,520	4,007,698

246

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Strategic Income Fund – (continued)
Class R5
Shares Sold	3,417,487	$31,788,402	1,128,324	$9,846,175
Shares Issued for Reinvested Dividends	70,247	650,524	41,860	364,909
Shares Redeemed	(541,224)	(5,028,338)	(426,229)	(3,659,866)

Net Increase (Decrease)	2,946,510	27,410,588	743,955	6,551,218

Class R6
Shares Sold	5,253,009	$48,671,790	1,095,884	$9,817,038
Shares Issued for Reinvested Dividends	71,082	658,154	14,400	126,449
Shares Redeemed	(565,388)	(5,226,048)	(153,866)	(1,365,949)

Net Increase (Decrease)	4,758,703	44,103,896	956,418	8,577,538

Class Y
Shares Sold	13,937,871	$129,111,191	11,044,742	$98,123,559
Shares Issued for Reinvested Dividends	320,879	2,969,443	174,069	1,523,119
Shares Redeemed	(6,014,616)	(55,451,516)	(1,209,957)	(10,394,818)

Net Increase (Decrease)	8,244,134	76,629,118	10,008,854	89,251,860

Class F
Shares Sold	15,411,268	$143,462,200	14,928,674	$133,829,542
Shares Issued for Reinvested Dividends	854,076	7,952,606	807,195	7,033,285
Shares Redeemed	(6,549,172)	(60,442,850)	(4,803,713)	(41,174,194)

Net Increase (Decrease)	9,716,172	90,971,956	10,932,156	99,688,633

Total Net Increase (Decrease)	108,364,437	$1,010,039,836	106,233,948	$951,513,556

Sustainable Municipal Bond Fund
Class A
Shares Sold	687,078	$7,582,084	1,810,083	$19,362,123
Shares Issued for Reinvested Dividends	27,270	300,866	66,661	716,775
Shares Redeemed	(258,021)	(2,844,652)	(514,527)	(5,472,708)

Net Increase (Decrease)	456,327	5,038,298	1,362,217	14,606,190

Class C
Shares Sold	58,935	$649,283	273,882	$2,935,669
Shares Issued for Reinvested Dividends	1,619	17,849	6,407	68,800
Shares Redeemed	(36,379)	(401,617)	(102,934)	(1,107,063)

Net Increase (Decrease)	24,175	265,515	177,355	1,897,406

Class I
Shares Sold	1,029,853	$11,332,936	2,159,787	$23,139,936
Shares Issued for Reinvested Dividends	24,708	271,751	33,470	359,362
Shares Redeemed	(242,284)	(2,666,128)	(376,105)	(3,914,265)

Net Increase (Decrease)	812,277	8,938,559	1,817,152	19,585,033

Class F
Shares Sold	793,519	$8,746,714	1,136,896	$12,112,442
Shares Issued for Reinvested Dividends	14,501	159,545	16,823	180,804
Shares Redeemed	(97,333)	(1,069,706)	(163,103)	(1,700,273)

Net Increase (Decrease)	710,687	7,836,553	990,616	10,592,973

Total Net Increase (Decrease)	2,003,466	$22,078,925	4,347,340	$46,681,602

Total Return Bond Fund
Class A
Shares Sold	12,500,018	$138,479,745	28,885,483	$314,770,359
Issued in Merger	—	—	2,156,231	24,253,074
Shares Issued for Reinvested Dividends	1,809,924	20,111,328	2,247,855	24,550,223
Shares Redeemed	(8,032,640)	(88,712,117)	(13,562,584)	(146,714,479)

Net Increase (Decrease)	6,277,302	69,878,956	19,726,985	216,859,177

Class C
Shares Sold	87,904	$990,678	287,581	$3,198,791
Issued in Merger	—	—	1,148,560	13,070,389
Shares Issued for Reinvested Dividends	32,933	371,243	34,775	384,209
Shares Redeemed	(1,240,191)	(13,727,496)	(1,157,868)	(12,799,289)

Net Increase (Decrease)	(1,119,354)	(12,365,575)	313,048	3,854,100

247

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Total Return Bond Fund – (continued)
Class I
Shares Sold	15,535,163	$172,183,477	20,059,875	$219,445,628
Issued in Merger	—	—	2,022,055	22,674,107
Shares Issued for Reinvested Dividends	502,522	5,561,460	389,549	4,249,385
Shares Redeemed	(11,151,731)	(122,430,363)	(5,681,806)	(61,207,596)

Net Increase (Decrease)	4,885,954	55,314,574	16,789,673	185,161,524

Class R3
Shares Sold	69,266	$793,064	146,280	$1,654,997
Issued in Merger	—	—	2,655	30,689
Shares Issued for Reinvested Dividends	6,424	73,484	8,416	94,367
Shares Redeemed	(99,127)	(1,136,961)	(149,521)	(1,646,936)

Net Increase (Decrease)	(23,437)	(270,413)	7,830	133,117

Class R4
Shares Sold	463,497	$5,262,517	534,048	$5,997,115
Issued in Merger	—	—	1,126	12,908
Shares Issued for Reinvested Dividends	22,063	249,808	22,339	248,694
Shares Redeemed	(282,181)	(3,195,186)	(436,828)	(4,809,979)

Net Increase (Decrease)	203,379	2,317,139	120,685	1,448,738

Class R5
Shares Sold	73,850	$824,780	291,949	$3,243,533
Issued in Merger	—	—	1,516	17,269
Shares Issued for Reinvested Dividends	3,926	44,218	3,809	42,181
Shares Redeemed	(101,121)	(1,139,824)	(159,149)	(1,748,398)

Net Increase (Decrease)	(23,345)	(270,826)	138,125	1,554,585

Class R6
Shares Sold	13,251,304	$147,608,824	3,175,849	$34,624,258
Shares Issued for Reinvested Dividends	171,705	1,902,807	142,818	1,565,097
Shares Redeemed	(1,044,131)	(11,553,380)	(1,385,972)	(15,104,521)

Net Increase (Decrease)	12,378,878	137,958,251	1,932,695	21,084,834

Class Y
Shares Sold	8,619,406	$96,976,157	13,484,725	$149,148,655
Issued in Merger	—	—	23,303	263,851
Shares Issued for Reinvested Dividends	662,137	7,410,809	939,760	10,303,444
Shares Redeemed	(10,508,910)	(117,732,613)	(23,222,388)	(249,279,226)

Net Increase (Decrease)	(1,227,367)	(13,345,647)	(8,774,600)	(89,563,276)

Class F
Shares Sold	31,132,176	$340,435,101	43,913,726	$474,299,178
Issued in Merger	—	—	217,574	2,424,664
Shares Issued for Reinvested Dividends	1,735,652	19,092,714	2,095,170	22,645,999
Shares Redeemed	(13,505,509)	(146,137,917)	(12,058,383)	(129,418,091)

Net Increase (Decrease)	19,362,319	213,389,898	34,168,087	369,951,750

Total Net Increase (Decrease)	40,714,329	$452,606,357	64,422,528	$710,484,549

World Bond Fund
Class A
Shares Sold	4,864,832	$51,579,389	11,853,572	$124,563,268
Shares Issued for Reinvested Dividends	181,562	1,922,348	916,828	9,618,889
Shares Redeemed	(8,830,786)	(93,700,198)	(12,689,889)	(132,649,893)

Net Increase (Decrease)	(3,784,392)	(40,198,461)	80,511	1,532,264

Class C
Shares Sold	194,993	$2,019,102	1,578,580	$16,215,963
Shares Issued for Reinvested Dividends	11,650	120,581	131,186	1,353,066
Shares Redeemed	(1,904,234)	(19,709,979)	(3,216,831)	(33,065,235)

Net Increase (Decrease)	(1,697,591)	(17,570,296)	(1,507,065)	(15,496,206)

Class I
Shares Sold	36,079,076	$385,783,297	91,513,500	$970,005,731
Shares Issued for Reinvested Dividends	1,071,368	11,431,496	4,663,389	49,256,832
Shares Redeemed	(48,674,387)	(520,297,265)	(113,328,621)	(1,193,910,175)

Net Increase (Decrease)	(11,523,943)	(123,082,472)	(17,151,732)	(174,647,612)

248

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

World Bond Fund – (continued)
Class R3
Shares Sold	9,480	$99,713	108,636	$1,129,269
Shares Issued for Reinvested Dividends	412	4,329	3,518	36,727
Shares Redeemed	(39,867)	(419,594)	(161,163)	(1,659,947)

Net Increase (Decrease)	(29,975)	(315,552)	(49,009)	(493,951)

Class R4
Shares Sold	328,234	$3,476,443	849,081	$8,855,360
Shares Issued for Reinvested Dividends	8,211	86,947	24,403	255,884
Shares Redeemed	(836,374)	(8,865,695)	(100,526)	(1,053,542)

Net Increase (Decrease)	(499,929)	(5,302,305)	772,958	8,057,702

Class R5
Shares Sold	139,842	$1,495,282	465,869	$4,906,254
Shares Issued for Reinvested Dividends	4,752	50,743	14,524	153,384
Shares Redeemed	(178,122)	(1,903,572)	(300,932)	(3,180,962)

Net Increase (Decrease)	(33,528)	(357,547)	179,461	1,878,676

Class R6
Shares Sold	2,295,793	$24,641,296	11,886,116	$125,598,122
Shares Issued for Reinvested Dividends	76,161	816,206	65,574	691,752
Shares Redeemed	(1,593,462)	(17,108,724)	(2,918,313)	(30,795,658)

Net Increase (Decrease)	778,492	8,348,778	9,033,377	95,494,216

Class Y
Shares Sold	9,510,191	$101,944,710	18,859,020	$200,397,393
Shares Issued for Reinvested Dividends	210,075	2,249,332	1,138,357	12,064,039
Shares Redeemed	(14,008,080)	(150,409,183)	(33,849,252)	(357,158,394)

Net Increase (Decrease)	(4,287,814)	(46,215,141)	(13,851,875)	(144,696,962)

Class F
Shares Sold	23,107,147	$247,433,950	53,456,392	$565,674,517
Shares Issued for Reinvested Dividends	930,720	9,946,537	4,833,555	51,124,691
Shares Redeemed	(18,977,935)	(203,197,626)	(107,074,605)	(1,129,497,459)

Net Increase (Decrease)	5,059,932	54,182,861	(48,784,658)	(512,698,251)

Total Net Increase (Decrease)	(16,018,748)	$(170,510,135)	(71,278,032)	$(741,070,124)

(1)	Class R6 of the High Yield Fund commenced operations on March 1, 2021.

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 4, 2021. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2020 through March 4, 2021, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2021, none of the Funds had borrowings under this facility.

14.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.

249

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Company, on behalf of the Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal years October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of the Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2021, events and transactions subsequent to April 30, 2021, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

Effective May 1, 2021, the fund accounting fee schedule as set forth in the fund accounting agreement by and between the Company, on behalf of the Funds, and HFMC, was revised. Effective May 1, 2021, the fund accounting fee for each Fund shall equal the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.

250

Hartford Fixed Income Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

251

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: T 04.180, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2021), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New BDM NV; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised February 2021

[This page is intentionally left blank]

[This page is intentionally left blank]

[This page is intentionally left blank]

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-FI21     06/21     223138    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2020 through April 30, 2021.

Market Review

During the six months ended April 30, 2021, U.S. stocks, as measured by the S&P 500 Index,1 gained 28.85%. The strong returns for the period reflected a growing consensus among investors that a strong economic recovery has finally begun to take hold and that the worst days of the coronavirus (COVID-19) pandemic should soon be behind us.

Optimism was often hard to come by during the difficult months of 2020. The six-month period covered in this report followed many months of high unemployment, business lockdowns, face-mask requirements, and social-distancing measures. Along the way, governments around the world, including here in the U.S., mounted a rescue effort with unprecedented levels of monetary and fiscal support.

November 2020 marked the resolution of a contentious U.S. presidential election, a positive for markets. Then came the pivotal announcements that safe and effective COVID-19 vaccines were ready for federal approval – providing hope that a significant corner in the battle against the virus had been turned.

In late December of 2020, the U.S. Congress passed a $900 billion pandemic relief bill. For its part, the U.S. Federal Reserve (Fed) continued to maintain its ongoing policy of near-zero interest rates.

A winter resurgence of COVID-19 infections touched off a wave of new hospitalizations and deaths – more than 542,000 U.S. lives lost by winter’s end.2 New viral variants took root in the U.S., threatening to prolong the pandemic. A horrific surge of new death counts gripped India.

By the end of the period, over 101.4 million U.S. individuals – 31% of the nation’s population – had been fully vaccinated.3 Meanwhile, in Washington, Congress fast-tracked approval of the Biden administration’s $1.9 trillion economic stimulus package. A proposal for $2.3 trillion in new infrastructure spending soon followed.

As investors digested numerous new policy initiatives, rates on 10-year Treasuries rose to nearly 1.75% in mid-March, triggering a new round of market volatility and a fierce debate over a possible return of inflation. By period’s end, the question of inflation – how much and how persistent – remained unsettled, although the Fed provided assurances of a continued low-rate environment.

As we seek to move past the pandemic, it’s still vitally important to maintain a strong relationship with a financial professional, who can confidently guide you through shifting markets while helping you find a good fit within our family of funds.

Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our complete selection of mutual funds and exchange-traded funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

[2]	Wall Street Journal, 3/21/2021

[3]	USAFacts.org, “What’s the nation’s progress on vaccinations?”.

Hartford Multi-Strategy Funds

The Hartford Balanced Income Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 07/31/2006 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income with growth of capital as a secondary objective.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	13.12%	19.05%	8.35%	8.01%
Class A3	6.90%	12.50%	7.13%	7.40%
Class C2	12.78%	18.16%	7.56%	7.22%
Class C4	11.78%	17.16%	7.56%	7.22%
Class I2	13.33%	19.41%	8.63%	8.29%
Class R3[2]	12.93%	18.59%	7.99%	7.68%
Class R4[2]	13.16%	19.03%	8.30%	8.00%
Class R5[2]	13.31%	19.33%	8.61%	8.29%
Class R6[2]	13.28%	19.41%	8.71%	8.42%
Class Y2	13.29%	19.37%	8.65%	8.39%
Class F2	13.29%	19.41%	8.71%	8.32%
45% Russell 1000 Value Index/44% Bloomberg Barclays Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index[5]	15.55%	23.08%	8.44%	8.03%
Russell 1000 Value Index	36.30%	45.92%	12.15%	11.13%
Bloomberg Barclays Corporate Index	-0.47%	4.46%	4.85%	4.98%
JP Morgan Emerging Markets Bond Index	0.41%	9.89%	3.49%	4.83%
Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index	7.98%	19.57%	7.45%	6.42%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	0.89%	0.89%
Class C	1.64%	1.64%
Class I	0.63%	0.63%
Class R3	1.24%	1.24%
Class R4	0.95%	0.95%
Class R5	0.66%	0.66%
Class R6	0.56%	0.56%
Class Y	0.67%	0.67%
Class F	0.56%	0.56%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	48.3%
Escrows	0.0 *
Preferred Stocks	0.3

Total	48.6%

Fixed Income Securities
Convertible Bonds	0.1%
Corporate Bonds	41.6
Foreign Government Obligations	3.8
Municipal Bonds	0.2
Senior Floating Rate Interests	0.1
U.S. Government Securities	0.5

Total	46.3%

Short-Term Investments	4.0
Other Assets & Liabilities	1.1

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

Hartford AARP Balanced Retirement Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 04/30/2014 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return while seeking to mitigate downside risk.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	10.51%	15.04%	6.65%	4.22%
Class A4	5.54%	9.87%	5.67%	3.54%
Class C3	10.10%	14.23%	5.89%	3.47%
Class C5	9.10%	13.23%	5.89%	3.47%
Class I3	10.81%	15.46%	6.84%	4.45%
Class R3[3]	10.50%	14.83%	6.51%	4.04%
Class R4[3]	10.60%	15.16%	6.70%	4.27%
Class R5[3]	10.79%	15.51%	6.82%	4.41%
Class R6[3]	10.82%	15.63%	6.92%	4.51%
Class Y3	10.81%	15.56%	6.89%	4.49%
Class F3	10.89%	15.74%	6.94%	4.51%
70% Bloomberg Barclays U.S. Aggregate Bond Index/ 30% MSCI ACWI Index (Net)[6]	6.81%	12.07%	6.53%	5.47%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.52%	-0.27%	3.19%	3.30%
MSCI ACWI Index (Net)	28.29%	45.75%	13.85%	9.92%

[1]	Not Annualized
[2]	Inception: 04/30/2014
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
[6]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 02/28/2019. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information prior to 07/10/2019 includes the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.12%	1.00%
Class C	1.87%	1.75%
Class I	0.81%	0.70%
Class R3	1.44%	1.22%
Class R4	1.14%	0.92%
Class R5	0.84%	0.59%
Class R6	0.73%	0.49%
Class Y	0.83%	0.59%
Class F	0.73%	0.49%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Restricted securities may be more difficult to sell and price than other securities. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Investments in securities of other investment companies includes the risks that apply to such other investment companies’ strategies and holdings. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

3

Hartford AARP Balanced Retirement Fund

Fund Overview – (continued)

April 30, 2021 (Unaudited)

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Affiliated Investment Companies	24.3%
Common Stocks	35.4
Convertible Preferred Stocks	0.2
Preferred Stocks	0.0 *
Warrants	0.0 *

Total	59.9%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	11.7%
Corporate Bonds	19.5
Municipal Bonds	0.4
U.S. Government Agencies(2)	4.3
U.S. Government Securities	2.7

Total	38.6%

Short-Term Investments	1.5
Purchased Options	0.4
Other Assets & Liabilities	(0.4)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of 04/30/2021.

4

The Hartford Checks and Balances Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/31/2007 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation and income.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	20.11%	31.32%	11.66%	9.35%
Class A3	13.50%	24.10%	10.40%	8.73%
Class C2	19.55%	30.26%	10.80%	8.52%
Class C4	18.55%	29.26%	10.80%	8.52%
Class I2	20.21%	31.57%	11.92%	9.62%
Class R3[2]	19.76%	30.75%	11.23%	8.94%
Class R4[2]	20.02%	31.23%	11.58%	9.28%
Class R5[2]	20.12%	31.51%	11.85%	9.58%
Class F2	20.28%	31.56%	11.99%	9.65%
33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg Barclays U.S. Aggregate Bond Index[5]	18.73%	30.45%	12.88%	10.68%
Russell 3000 Index	31.08%	50.92%	17.67%	14.03%
S&P 500 Index	28.85%	45.98%	17.42%	14.17%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.52%	-0.27%	3.19%	3.39%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	0.93%	0.93%
Class C	1.71%	1.71%
Class I	0.67%	0.67%
Class R3	1.29%	1.29%
Class R4	0.97%	0.97%
Class R5	0.70%	0.70%
Class F	0.59%	0.59%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Since the Fund is not actively managed, it may underperform actively managed funds during certain markets. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign and emerging-markets securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage-related and asset-backed securities, and derivatives.

Asset Allocation(1)

as of 04/30/2021

Fund Type	Percentage of Net Assets
Domestic Equity Funds	67.1%
Taxable Fixed Income Funds	32.7
Short-Term Investments	0.2
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

5

The Hartford Conservative Allocation Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks current income and long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	10.10%	18.05%	6.82%	3.75%
Class A3	4.04%	11.55%	5.62%	3.16%
Class C2	9.62%	17.15%	6.01%	2.96%
Class C4	8.62%	16.15%	6.01%	2.96%
Class I2	10.26%	18.32%	7.07%	4.02%
Class R3[2]	9.99%	17.70%	6.49%	3.43%
Class R4[2]	10.14%	17.97%	6.83%	3.75%
Class R5[2]	10.35%	18.39%	7.15%	4.05%
Class F2	10.27%	18.43%	7.17%	4.07%
65% Bloomberg Barclays U.S. Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)[5]	8.77%	15.06%	7.62%	6.37%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.52%	-0.27%	3.19%	3.39%
Russell 3000 Index	31.08%	50.92%	17.67%	14.03%
MSCI ACWI ex USA Index (Net)	27.40%	42.98%	9.83%	4.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 06/04/2012 through 11/30/2015, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 06/04/2012, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.09%	1.09%
Class C	1.88%	1.88%
Class I	0.86%	0.86%
Class R3	1.45%	1.44%
Class R4	1.15%	1.14%
Class R5	0.85%	0.84%
Class F	0.73%	0.73%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign and emerging-markets securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage-related and asset-backed securities, and derivatives.

Asset Allocation(1)

as of 04/30/2021

Fund Type	Percentage of Net Assets
Domestic Equity Funds	26.5%
International/Global Equity Funds	11.0
Taxable Fixed Income Funds	62.3
Short-Term Investments	0.2
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

6

The Hartford Global Real Asset Fund (consolidated)

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/28/2010 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide long-term total returns that outpace inflation over a macroeconomic cycle.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	27.63%	36.42%	4.96%	-1.26%
Class A3	20.61%	28.92%	3.78%	-1.82%
Class C2	27.09%	35.28%	4.16%	-2.01%
Class C4	26.09%	34.28%	4.16%	-2.01%
Class I2	27.82%	36.81%	5.25%	-1.00%
Class R3[2]	27.42%	35.96%	4.67%	-1.51%
Class R4[2]	27.71%	36.47%	5.02%	-1.22%
Class R5[2]	27.80%	36.67%	5.26%	-0.97%
Class Y2	27.82%	37.00%	5.31%	-0.91%
Class F2	27.69%	36.86%	5.27%	-0.99%
40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net)[5]	23.53%	26.82%	4.87%	1.42%
Bloomberg Barclays U.S. TIPS 1-10 Year Index	3.38%	7.32%	3.62%	2.56%
MSCI ACWI Commodity Producers Index (Net)	53.18%	47.02%	5.21%	-1.91%
Bloomberg Commodity Index Total Return	25.81%	48.52%	2.26%	-5.85%
MSCI World IMI Core Real Estate Index (Net)	30.35%	32.49%	5.58%	6.49%
MSCI ACWI Infrastructure Index (Net)	16.84%	21.86%	5.41%	4.67%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.55%	1.27%
Class C	2.34%	2.02%
Class I	1.16%	1.02%
Class R3	1.81%	1.52%
Class R4	1.50%	1.22%
Class R5	1.21%	0.97%
Class Y	1.16%	0.92%
Class F	1.09%	0.92%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement or fee waiver arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. The expense reimbursement arrangement remains in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. The fee waiver remains in effect as long as the Fund remains invested in the subsidiary. Expenses shown include acquired fund fees and expenses and expenses of the Fund’s wholly-owned Cayman Islands subsidiary, The Hartford Cayman Global Real Asset Fund, Ltd. (“Cayman Subsidiary”). Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Investments in the commodities market and the natural-resource industry may increase the Fund’s liquidity risk, volatility and risk of loss if adverse developments occur. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The value of the underlying real estate of real estate related securities may go down due to various factors, including but not limited to, strength of the economy, amount of new construction, laws and regulations, costs of real estate, availability of mortgages and changes in interest rates. • By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with a non-U.S. subsidiary and its investments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

7

The Hartford Global Real Asset Fund (consolidated)

Fund Overview – (continued)

April 30, 2021 (Unaudited)

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	53.0%
Exchange-Traded Funds	3.4

Total	56.4%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	0.2%
Convertible Bonds	0.0 *
Corporate Bonds	0.2
Foreign Government Obligations	2.1
U.S. Government Agencies(2)	0.1
U.S. Government Securities	27.9

Total	30.5%

Short-Term Investments	13.0
Purchased Options	0.0 *
Other Assets & Liabilities	0.1

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of April 30, 2021.

8

The Hartford Growth Allocation Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	23.59%	39.32%	11.57%	7.62%
Class A3	16.79%	31.66%	10.32%	7.01%
Class C2	23.07%	38.28%	10.73%	6.82%
Class C4	22.07%	37.28%	10.73%	6.82%
Class I2	23.72%	39.80%	11.91%	7.96%
Class R3[2]	23.34%	38.85%	11.22%	7.29%
Class R4[2]	23.58%	39.40%	11.55%	7.61%
Class R5[2]	23.76%	39.85%	11.90%	7.94%
Class F2	23.80%	39.88%	11.99%	8.00%
55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg Barclays U.S. Aggregate Bond Index[5]	23.11%	37.40%	12.93%	9.71%
Russell 3000 Index	31.08%	50.92%	17.67%	14.03%
MSCI ACWI ex USA Index (Net)	27.40%	42.98%	9.83%	4.73%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.52%	-0.27%	3.19%	3.39%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 06/04/2012 through 05/31/2014, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 06/04/2012, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.90%	1.90%
Class I	0.80%	0.80%
Class R3	1.42%	1.42%
Class R4	1.11%	1.11%
Class R5	0.82%	0.82%
Class F	0.71%	0.71%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount invested in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage-related and asset-backed securities, and derivatives.

Asset Allocation(1)

as of 04/30/2021

Fund Type	Percentage of Net Assets
Domestic Equity Funds	58.5%
International/Global Equity Funds	26.3
Taxable Fixed Income Funds	15.0
Short-Term Investments	0.2
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

9

Hartford Moderate Allocation Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation and income.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	17.32%	29.26%	9.35%	5.70%
Class A3	10.87%	22.15%	8.12%	5.11%
Class C2	16.81%	28.25%	8.53%	4.92%
Class C4	15.81%	27.25%	8.53%	4.92%
Class I2	17.45%	29.57%	9.66%	6.01%
Class R3[2]	17.09%	28.85%	8.99%	5.35%
Class R4[2]	17.24%	29.26%	9.30%	5.66%
Class R5[2]	17.50%	29.74%	9.64%	5.99%
Class F2	17.53%	29.77%	9.75%	6.05%
40% Bloomberg Barclays U.S. Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)[5]	16.52%	26.95%	10.48%	8.12%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.52%	-0.27%	3.19%	3.39%
Russell 3000 Index	31.08%	50.92%	17.67%	14.03%
MSCI ACWI ex USA Index (Net)	27.40%	42.98%	9.83%	4.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 06/04/2012 through 11/30/2015, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 06/04/2012, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.07%	1.07%
Class C	1.86%	1.86%
Class I	0.78%	0.78%
Class R3	1.40%	1.40%
Class R4	1.06%	1.06%
Class R5	0.81%	0.81%
Class F	0.70%	0.70%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount it invests in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage-related and asset-backed securities, and derivatives.

Asset Allocation(1)

as of 04/30/2021

Fund Type	Percentage of Net Assets
Domestic Equity Funds	42.4%
International/Global Equity Funds	21.5
Taxable Fixed Income Funds	35.9
Short-Term Investments	0.2
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

10

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)

Fund Overview

April 30, 2021 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	11.36%	18.68%	7.38%	7.33%
Class A3	5.24%	12.15%	6.17%	6.72%
Class C2	10.97%	17.81%	6.62%	6.56%
Class C4	9.97%	16.81%	6.62%	6.56%
Class I2	11.57%	19.07%	7.70%	7.53%
Class R3[2]	11.24%	18.46%	7.09%	7.05%
Class R4[2]	11.35%	18.64%	7.38%	7.35%
Class R5[2]	11.53%	18.96%	7.69%	7.67%
Class R6[2]	11.60%	19.18%	7.79%	7.76%
Class Y2	11.53%	19.06%	7.75%	7.74%
Class F2	11.57%	19.11%	7.77%	7.56%
55% Bloomberg Barclays U.S. Aggregate Bond Index/ 45% S&P 500 Index[5]	11.38%	18.80%	9.70%	8.39%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.52%	-0.27%	3.19%	3.39%
S&P 500 Index	28.85%	45.98%	17.42%	14.17%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class I shares commenced operations on 03/31/2015. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/28/2017 and Class A shares (excluding sales charges) prior to 03/31/2015.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information prior to 05/01/2019 includes the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy.

You cannot invest directly in an index. See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.03%	1.03%
Class C	1.74%	1.74%
Class I	0.70%	0.70%
Class R3	1.35%	1.35%
Class R4	1.05%	1.05%
Class R5	0.75%	0.75%
Class R6	0.63%	0.63%
Class Y	0.73%	0.73%
Class F	0.63%	0.63%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in Equity Linked Notes (ELNs) are subject to interest, credit, management, counterparty, liquidity, and market risks, and as applicable, foreign security and currency risks. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Restricted securities may be more difficult to sell and price than other securities. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Investments in ETFs are subject to the risks that apply to the ETF’s strategies and portfolio holdings.

11

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)

Fund Overview – (continued)

April 30, 2021 (Unaudited)

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	36.2%
Convertible Preferred Stocks	0.4
Equity Linked Securities	12.2

Total	48.8%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	16.0%
Convertible Bonds	0.7
Corporate Bonds	13.9
Foreign Government Obligations	1.4
Municipal Bonds	0.6
Senior Floating Rate Interests	8.7
U.S. Government Agencies(2)	1.5
U.S. Government Securities	6.5

Total	49.3%

Short-Term Investments	4.9
Purchased Options	0.2
Other Assets & Liabilities	(3.2)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of April 30, 2021.

12

Hartford Multi-Strategy Funds

Benchmark Glossary (Unaudited)

Bloomberg Barclays Corporate Index (reflects no deduction for fees, expenses or taxes) is the Corporate component of the U.S. Credit Index within the Bloomberg Barclays U.S. Aggregate Bond Index. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are Securities and Exchange Commission registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) is the 2% issuer cap component of the Bloomberg Barclays U.S. High Yield Index, which is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and non convertible debt registered with the Securities and Exchange Commission. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents U.S. Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index (“BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury bills.

JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.

MSCI ACWI (All Country World) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

MSCI ACWI (All Country World) Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI Index, the parent index, which covers mid and large cap securities across developed market and emerging market countries.

MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI ACWI (All Country World) Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of companies that are owners or operators of infrastructure assets.

MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large, mid and small cap stocks across developed countries engaged in the ownership, development and management of specific core property type real estate.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

13

Hartford Multi-Strategy Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2020 through April 30, 2021. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio
The Hartford Balanced Income Fund

Class A	$1,000.00	$1,131.20	$4.54	$1,000.00	$1,020.53	$4.31	0.86%
Class C	$1,000.00	$1,127.80	$8.55	$1,000.00	$1,016.76	$8.10	1.62%
Class I	$1,000.00	$1,132.60	$3.23	$1,000.00	$1,021.77	$3.06	0.61%
Class R3	$1,000.00	$1,129.30	$6.60	$1,000.00	$1,018.60	$6.26	1.25%
Class R4	$1,000.00	$1,131.60	$4.97	$1,000.00	$1,020.13	$4.71	0.94%
Class R5	$1,000.00	$1,133.10	$3.38	$1,000.00	$1,021.62	$3.21	0.64%
Class R6	$1,000.00	$1,132.80	$2.86	$1,000.00	$1,022.12	$2.71	0.54%
Class Y	$1,000.00	$1,132.90	$3.38	$1,000.00	$1,021.62	$3.21	0.64%
Class F	$1,000.00	$1,132.90	$2.86	$1,000.00	$1,022.12	$2.71	0.54%

Hartford AARP Balanced Retirement Fund

Class A	$1,000.00	$1,105.10	$4.23	$1,000.00	$1,020.78	$4.06	0.81%
Class C	$1,000.00	$1,101.00	$8.18	$1,000.00	$1,017.01	$7.85	1.57%
Class I	$1,000.00	$1,108.10	$2.67	$1,000.00	$1,022.27	$2.56	0.51%
Class R3	$1,000.00	$1,105.00	$5.58	$1,000.00	$1,019.49	$5.36	1.07%
Class R4	$1,000.00	$1,106.00	$4.02	$1,000.00	$1,020.98	$3.86	0.77%
Class R5	$1,000.00	$1,107.90	$2.35	$1,000.00	$1,022.56	$2.26	0.45%
Class R6	$1,000.00	$1,108.20	$1.83	$1,000.00	$1,023.06	$1.76	0.35%
Class Y	$1,000.00	$1,108.10	$2.35	$1,000.00	$1,022.56	$2.26	0.45%
Class F	$1,000.00	$1,108.90	$1.88	$1,000.00	$1,023.01	$1.81	0.36%

The Hartford Checks and Balances Fund

Class A	$1,000.00	$1,201.10	$2.02	$1,000.00	$1,022.96	$1.86	0.37%
Class C	$1,000.00	$1,195.50	$6.31	$1,000.00	$1,019.04	$5.81	1.16%
Class I	$1,000.00	$1,202.10	$0.66	$1,000.00	$1,024.20	$0.60	0.12%
Class R3	$1,000.00	$1,197.60	$4.09	$1,000.00	$1,021.08	$3.76	0.75%
Class R4	$1,000.00	$1,200.20	$2.45	$1,000.00	$1,022.56	$2.26	0.45%
Class R5	$1,000.00	$1,201.20	$0.82	$1,000.00	$1,024.05	$0.75	0.15%
Class F	$1,000.00	$1,202.80	$0.22	$1,000.00	$1,024.60	$0.20	0.04%

14

Hartford Multi-Strategy Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio
The Hartford Conservative Allocation Fund

Class A	$1,000.00	$1,101.00	$3.02	$1,000.00	$1,021.92	$2.91	0.58%
Class C	$1,000.00	$1,096.20	$7.12	$1,000.00	$1,018.00	$6.85	1.37%
Class I	$1,000.00	$1,102.60	$1.72	$1,000.00	$1,023.16	$1.66	0.33%
Class R3	$1,000.00	$1,099.90	$4.89	$1,000.00	$1,020.13	$4.71	0.94%
Class R4	$1,000.00	$1,101.40	$3.33	$1,000.00	$1,021.62	$3.21	0.64%
Class R5	$1,000.00	$1,103.50	$1.77	$1,000.00	$1,023.11	$1.71	0.34%
Class F	$1,000.00	$1,102.70	$1.20	$1,000.00	$1,023.65	$1.15	0.23%

The Hartford Global Real Asset Fund (consolidated)

Class A	$1,000.00	$1,276.30	$7.05	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,270.90	$11.26	$1,000.00	$1,014.88	$9.99	2.00%
Class I	$1,000.00	$1,278.20	$5.54	$1,000.00	$1,019.94	$4.91	0.98%
Class R3	$1,000.00	$1,274.20	$8.46	$1,000.00	$1,017.36	$7.50	1.50%
Class R4	$1,000.00	$1,277.10	$6.78	$1,000.00	$1,018.84	$6.01	1.20%
Class R5	$1,000.00	$1,278.00	$5.37	$1,000.00	$1,020.08	$4.76	0.95%
Class Y	$1,000.00	$1,278.20	$5.08	$1,000.00	$1,020.33	$4.51	0.90%
Class F	$1,000.00	$1,276.90	$5.08	$1,000.00	$1,020.33	$4.51	0.90%

The Hartford Growth Allocation Fund

Class A	$1,000.00	$1,235.90	$2.94	$1,000.00	$1,022.17	$2.66	0.53%
Class C	$1,000.00	$1,230.70	$7.36	$1,000.00	$1,018.20	$6.66	1.33%
Class I	$1,000.00	$1,237.20	$1.61	$1,000.00	$1,023.36	$1.45	0.29%
Class R3	$1,000.00	$1,233.40	$4.76	$1,000.00	$1,020.53	$4.31	0.86%
Class R4	$1,000.00	$1,235.80	$3.10	$1,000.00	$1,022.02	$2.81	0.56%
Class R5	$1,000.00	$1,237.60	$1.44	$1,000.00	$1,023.51	$1.30	0.26%
Class F	$1,000.00	$1,238.00	$0.83	$1,000.00	$1,024.05	$0.75	0.15%

Hartford Moderate Allocation Fund

Class A	$1,000.00	$1,173.20	$2.80	$1,000.00	$1,022.22	$2.61	0.52%
Class C	$1,000.00	$1,168.10	$7.10	$1,000.00	$1,018.25	$6.61	1.32%
Class I	$1,000.00	$1,174.50	$1.51	$1,000.00	$1,023.41	$1.40	0.28%
Class R3	$1,000.00	$1,170.90	$4.68	$1,000.00	$1,020.48	$4.36	0.87%
Class R4	$1,000.00	$1,172.40	$3.12	$1,000.00	$1,021.92	$2.91	0.58%
Class R5	$1,000.00	$1,175.00	$1.46	$1,000.00	$1,023.46	$1.35	0.27%
Class F	$1,000.00	$1,175.30	$0.92	$1,000.00	$1,023.95	$0.85	0.17%

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)

Class A	$1,000.00	$1,113.60	$5.29	$1,000.00	$1,019.79	$5.06	1.01%
Class C	$1,000.00	$1,109.70	$9.10	$1,000.00	$1,016.17	$8.70	1.74%
Class I	$1,000.00	$1,115.70	$3.67	$1,000.00	$1,021.32	$3.51	0.70%
Class R3	$1,000.00	$1,112.40	$6.44	$1,000.00	$1,018.70	$6.16	1.23%
Class R4	$1,000.00	$1,113.50	$5.35	$1,000.00	$1,019.74	$5.11	1.02%
Class R5	$1,000.00	$1,115.30	$3.88	$1,000.00	$1,021.13	$3.71	0.74%
Class R6	$1,000.00	$1,115.50	$3.30	$1,000.00	$1,021.67	$3.16	0.63%
Class Y	$1,000.00	$1,115.30	$3.78	$1,000.00	$1,021.22	$3.61	0.72%
Class F	$1,000.00	$1,115.70	$3.25	$1,000.00	$1,021.72	$3.11	0.62%

15

The Hartford Balanced Income Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 48.3%
	Banks - 4.8%
7,135,004	Bank of America Corp.	$289,181,712
1,465,744	JP Morgan Chase & Co.	225,446,085
509,785	PNC Financial Services Group, Inc.	95,304,306
2,110,488	Truist Financial Corp.	125,173,043

		735,105,146

	Capital Goods - 6.5%
479,290	Caterpillar, Inc.	109,330,842
1,215,261	Eaton Corp. plc	173,697,255
928,084	Emerson Electric Co.	83,982,321
685,475	General Dynamics Corp.	130,397,909
530,865	Honeywell International, Inc.	118,404,130
1,496,156	Johnson Controls International plc	93,270,365
402,584	Lockheed Martin Corp.	153,207,367
1,518,205	Raytheon Technologies Corp.	126,375,384

		988,665,573

	Commercial & Professional Services - 0.3%
296,508	Waste Management, Inc.	40,909,209

	Consumer Durables & Apparel - 0.2%
340,104	VF Corp.	29,813,516

	Consumer Services - 0.5%
338,863	McDonald’s Corp.	79,998,777
490,000	Meritage Homes Corp.(1)	503,725

		80,502,502

	Diversified Financials - 2.5%
172,313	BlackRock, Inc.	141,176,041
944,920	Blackstone Group, Inc. Class A	83,615,971
1,800,801	Morgan Stanley	148,656,122

		373,448,134

	Energy - 2.4%
2,038,520	ConocoPhillips	104,249,913
3,816	Foresight Energy LLC*(2)(3)	33,489
1,037,130	Phillips 66	83,914,188
553,285	Pioneer Natural Resources Co.	85,111,832
1,783,625	TC Energy Corp.	88,241,660

		361,551,082

	Food, Beverage & Tobacco - 4.2%
1,603,188	Archer-Daniels-Midland Co.	101,209,258
1,026,075	Kellogg Co.	64,047,602
2,247,213	Mondelez International, Inc. Class A	136,653,023
538,750	Nestle S.A. ADR	64,396,787
579,713	PepsiCo., Inc.	83,571,426
2,059,976	Philip Morris International, Inc.	195,697,720

		645,575,816

	Health Care Equipment & Services - 2.5%
972,894	CVS Health Corp.	74,329,102
1,237,500	Koninklijke Philips N.V. ADR*	70,092,000
1,762,448	Medtronic plc	230,739,692

		375,160,794

	Household & Personal Products - 1.9%
536,514	Kimberly-Clark Corp.	71,528,046
1,091,994	Procter & Gamble Co.	145,693,840
1,317,031	Unilever plc ADR	77,336,060

		294,557,946

	Insurance - 3.3%
1,031,611	Chubb Ltd.	177,014,131
3,163,104	MetLife, Inc.	201,268,308
1,248,277	Progressive Corp.	125,751,425

		504,033,864

Shares or Principal Amount		Market Value†
COMMON STOCKS - 48.3% - (continued)
	Materials - 0.8%
730,389	LyondellBasell Industries N.V. Class A	$75,770,555
605,267	Rio Tinto plc ADR	51,484,011

		127,254,566

	Media & Entertainment - 1.5%
4,033,738	Comcast Corp. Class A	226,494,389

	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
1,553,432	AstraZeneca plc ADR(4)	82,440,636
477,188	Eli Lilly & Co.	87,215,651
1,480,426	Johnson & Johnson	240,909,723
943,268	Merck & Co., Inc.	70,273,466
683,217	Novartis AG	58,303,240
4,360,133	Pfizer, Inc.	168,519,140

		707,661,856

	Real Estate - 1.7%
1,192,665	Crown Castle International Corp. REIT	225,485,245
831,910	Gaming and Leisure Properties, Inc. REIT	38,675,496

		264,160,741

	Retailing - 1.5%
703,065	Home Depot, Inc.	227,561,048

	Semiconductors & Semiconductor Equipment - 0.6%
602,622	Analog Devices, Inc.	92,297,585

	Software & Services - 0.6%
475,629	Automatic Data Processing, Inc.	88,937,867

	Technology Hardware & Equipment - 2.3%
4,531,156	Cisco Systems, Inc.	230,681,152
2,769,785	Corning, Inc.	122,452,195

		353,133,347

	Telecommunication Services - 0.6%
1,520,906	Verizon Communications, Inc.	87,893,158

	Transportation - 1.0%
668,208	Union Pacific Corp.	148,402,315

	Utilities - 3.9%
858,128	American Electric Power Co., Inc.	76,124,535
1,608,455	Dominion Energy, Inc.	128,515,554
304,859	DTE Energy Co.	42,686,357
888,362	Duke Energy Corp.	89,449,170
502,147	Entergy Corp.	54,879,646
2,066,413	Exelon Corp.	92,864,600
731,468	Sempra Energy	100,628,053

		585,147,915

	Total Common Stocks (cost $5,258,598,568)	$7,338,268,369

PREFERRED STOCKS - 0.3%
	Banks - 0.1%
770,000	Bank of America Corp. Series PP, 4.13%(4)(5)	$19,465,600

	Diversified Financials - 0.2%
900,000	Charles Schwab Corp. Series J, 4.45%(5)	22,905,000
29,500	GMAC Capital Trust Series 2, 5.98%(6)	756,380

		23,661,380

	Total Preferred Stocks (cost $42,523,012)	$43,126,980

CORPORATE BONDS - 41.6%
	Advertising - 0.0%
$2,985,000	Lamar Media Corp. 3.75%, 02/15/2028	$3,011,447

The accompanying notes are an integral part of these financial statements.

16

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Aerospace/Defense - 1.3%
$2,455,000	BAE Systems plc 3.40%, 04/15/2030(1)	$2,620,853
	Boeing Co.
15,140,000	1.17%, 02/04/2023	15,200,341
7,000,000	3.25%, 02/01/2035	6,894,358
13,025,000	5.04%, 05/01/2027	14,952,619
3,415,000	5.71%, 05/01/2040	4,231,298
	DAE Funding LLC
670,000	4.50%, 08/01/2022(1)	671,675
1,365,000	5.00%, 08/01/2024(1)	1,400,831
515,000	Embraer Netherlands Finance B.V. 5.40%, 02/01/2027	541,510
	L3Harris Technologies, Inc.
1,900,000	2.90%, 12/15/2029	1,972,176
29,890,000	3.85%, 06/15/2023	31,837,642
7,545,000	4.40%, 06/15/2028	8,639,781
	Lockheed Martin Corp.
35,000	3.60%, 03/01/2035	39,369
6,025,000	4.50%, 05/15/2036	7,347,449
	Northrop Grumman Corp.
10,830,000	2.93%, 01/15/2025	11,589,165
3,200,000	3.25%, 01/15/2028	3,461,244
4,000,000	4.03%, 10/15/2047	4,495,381
	Raytheon Technologies Corp.
3,425,000	4.63%, 11/16/2048	4,173,781
335,000	4.88%, 10/15/2040	413,493
7,960,000	5.70%, 04/15/2040	10,676,564
	Teledyne Technologies, Inc.
23,140,000	0.95%, 04/01/2024	23,144,628
2,270,000	1.60%, 04/01/2026	2,276,210
17,800,000	2.75%, 04/01/2031	17,952,698
	TransDigm, Inc.
2,700,000	5.50%, 11/15/2027	2,809,620
4,970,000	6.25%, 03/15/2026(1)	5,261,988
505,000	8.00%, 12/15/2025(1)	548,556
	United Technologies Corp.
5,000,000	3.75%, 11/01/2046	5,372,240
8,945,000	3.95%, 08/16/2025	9,972,167
1,925,000	4.50%, 06/01/2042	2,306,117
1,890,000	6.13%, 07/15/2038	2,618,783

		203,422,537

	Agriculture - 0.7%
	Altria Group, Inc.
5,990,000	2.45%, 02/04/2032	5,631,188
8,645,000	3.88%, 09/16/2046	8,182,667
11,655,000	5.38%, 01/31/2044	13,430,926
	BAT Capital Corp.
35,610,000	2.26%, 03/25/2028	34,900,118
8,515,000	3.22%, 09/06/2026	9,006,792
16,380,000	3.22%, 08/15/2024	17,450,361
5,395,000	3.46%, 09/06/2029	5,597,489
	Imperial Brands Finance plc
6,455,000	3.50%, 02/11/2023(1)	6,695,857
5,360,000	3.75%, 07/21/2022(1)	5,522,407

		106,417,805

	Airlines - 0.0%
428	Continental Airlines, Inc. 6.90%, 10/19/2023	427
	United Airlines, Inc.
840,000	4.38%, 04/15/2026(1)	871,685
490,000	4.63%, 04/15/2029(1)	509,208

		1,381,320

	Apparel - 0.1%
2,120,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	2,289,600

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 41.6% - (continued)
		Apparel - 0.1% - (continued)
	$4,675,000	NIKE, Inc. 3.25%, 03/27/2040	$4,959,079
	2,120,000	PVH Corp.4.63%, 07/10/2025	2,356,397
	2,865,000	William Carter Co. 5.50%, 05/15/2025(1)	3,027,818

			12,632,894

		Auto Manufacturers - 0.3%
	2,560,000	Ford Motor Co. 8.50%, 04/21/2023	2,867,200
		Ford Motor Credit Co. LLC
	420,000	3.34%, 03/28/2022	425,796
	2,040,000	3.35%, 11/01/2022	2,086,441
	1,940,000	3.37%, 11/17/2023	1,998,200
	3,200,000	4.54%, 08/01/2026	3,436,000
	1,500,000	5.13%, 06/16/2025	1,638,600
		General Motors Co.
	9,235,000	5.15%, 04/01/2038	10,837,215
	4,917,000	5.20%, 04/01/2045	5,763,140
	2,745,000	6.13%, 10/01/2025	3,256,544
	1,325,000	6.25%, 10/02/2043	1,740,756
	385,000	6.80%, 10/01/2027	483,812
		General Motors Financial Co., Inc.
	4,650,000	1.25%, 01/08/2026	4,590,228
	5,985,000	3.50%, 11/07/2024	6,437,074
	4,245,000	4.35%, 01/17/2027	4,745,474
	500,000	Goodyear Tire and Rubber Co. 5.25%, 04/30/2031	503,850

			50,810,330

		Auto Parts & Equipment - 0.1%
		Adient Global Holdings Ltd.
EUR	1, 930,000	3.50%, 08/15/2024(7)	2,392,718
	$3,665,000	4.88%, 08/15/2026(1)	3,761,206
	1,375,000	Clarios Global L.P. / Clarios U.S. Finance Co. 8.50%, 05/15/2027(1)	1,485,000
	3,080,000	Meritor, Inc.4.50%, 12/15/2028(1)	3,118,500

			10,757,424

		Beverages - 1.4%
		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
	9,405,000	3.65%, 02/01/2026	10,405,790
	15,055,000	4.70%, 02/01/2036	17,807,971
	11,111,000	4.90%, 02/01/2046	13,259,808
		Anheuser-Busch InBev Worldwide, Inc.
	9,174,000	3.75%, 07/15/2042	9,559,187
	5,985,000	4.15%, 01/23/2025	6,672,890
	3,440,000	4.38%, 04/15/2038	3,911,867
	7,750,000	4.60%, 04/15/2048	8,874,690
	6,130,000	4.75%, 04/15/2058	7,173,842
		Bacardi Ltd.
	6,215,000	2.75%, 07/15/2026(1)	6,483,975
	7,960,000	4.45%, 05/15/2025(1)	8,880,502
	5,365,000	5.15%, 05/15/2038(1)	6,436,345
		Coca-Cola Co.
	11,690,000	1.50%, 03/05/2028(4)	11,547,002
	10,520,000	2.25%, 01/05/2032	10,515,510
	15,000,000	2.50%, 06/01/2040	14,222,089
	2,270,000	3.00%, 03/05/2051	2,218,818
	11,720,000	Coca-Cola European Partners plc 0.50%, 05/05/2023(1)	11,713,906
		Constellation Brands, Inc.
	1,585,000	3.15%, 08/01/2029	1,670,777
	7,893,000	3.60%, 02/15/2028	8,624,786
	15,297,000	Diageo Capital plc 2.00%, 04/29/2030	15,014,821
	6,500,000	PepsiCo, Inc. 3.38%, 07/29/2049	6,838,756

The accompanying notes are an integral part of these financial statements.

17

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Beverages - 1.4% - (continued)
	Pernod Ricard International Finance LLC
$18,810,000	1.25%, 04/01/2028(1)	$17,832,949
12,840,000	1.63%, 04/01/2031(1)	11,872,954

		211,539,235

	Biotechnology - 0.5%
	Amgen, Inc.
2,400,000	1.90%, 02/21/2025	2,481,260
7,105,000	2.20%, 02/21/2027	7,363,470
23,790,000	3.15%, 02/21/2040	23,822,738
1,895,000	4.40%, 05/01/2045	2,202,514
	Gilead Sciences, Inc.
7,060,000	1.20%, 10/01/2027	6,833,215
3,965,000	2.60%, 10/01/2040	3,642,023
9,665,000	2.80%, 10/01/2050	8,612,492
530,000	Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/2030	493,278
	Royalty Pharma plc
8,060,000	1.75%, 09/02/2027(1)	7,936,212
16,060,000	2.20%, 09/02/2030(1)	15,333,953
1,570,000	3.55%, 09/02/2050(1)	1,484,468

		80,205,623

	Chemicals - 0.5%
	Air Products and Chemicals, Inc.
2,560,000	1.50%, 10/15/2025	2,614,406
4,840,000	1.85%, 05/15/2027	4,940,195
600,000	Braskem Netherlands Finance B.V. 4.50%, 01/10/2028(7)	624,000
	Dow Chemical Co.
990,000	3.60%, 11/15/2050	1,008,793
9,415,000	4.55%, 11/30/2025	10,706,147
6,360,000	EI du Pont de Nemours and Co. 1.70%, 07/15/2025	6,535,334
865,000	Linde, Inc. 2.00%, 08/10/2050	712,213
	LYB International Finance LLC
7,745,000	2.88%, 05/01/2025	8,243,211
3,740,000	3.38%, 10/01/2040	3,758,548
15,680,000	Nutrition & Biosciences, Inc. 1.83%, 10/15/2027(1)	15,481,648
	OCP S.A.
3,919,000	4.50%, 10/22/2025(7)	4,178,916
340,000	6.88%, 04/25/2044(7)	409,278
	Sherwin-Williams Co.
11,335,000	2.95%, 08/15/2029	11,930,069
1,740,000	4.50%, 06/01/2047	2,070,904
950,000	4.55%, 08/01/2045	1,119,108
1,020,000	TPC Group, Inc. 10.50%, 08/01/2024(1)	953,700
485,000	Valvoline, Inc. 4.25%, 02/15/2030(1)	497,125

		75,783,595

	Commercial Banks - 7.5%
	Banco de Credito del Peru
1,350,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(8)	1,326,456
1,005,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(7)(8)	987,473
795,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(1)(8)	781,087
	Banco do Brasil S.A.
845,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(1)	901,826
475,000	4.63%, 01/15/2025(7)	506,944

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Commercial Banks - 7.5% - (continued)
$1,680,000	4.75%, 03/20/2024(1)	$1,785,840
210,000	4.88%, 04/19/2023(1)	223,232
	Bancolombia S.A.
1,380,000	3.00%, 01/29/2025	1,414,514
835,000	4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(8)	841,788
1,410,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(7)(8)	1,452,300
	Bank of America Corp.
40,135,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(8)	40,228,793
15,400,000	2.65%, 03/11/2032, (2.65% fixed rate until 03/11/2031; 3 mo. USD SOFR + 1.220% thereafter)(8)	15,519,791
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 3 mo. USD SOFR + 1.930% thereafter)(8)	8,262,686
5,690,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(8)	5,749,343
1,600,000	2.88%, 10/22/2030, (2.88% fixed rate until 10/22/2029; 3 mo. USD LIBOR + 1.190% thereafter)(8)	1,660,699
3,733,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(8)	3,880,386
15,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090% thereafter)(8)	16,329,812
7,500,000	3.12%, 01/20/2023, (3.12% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.160% thereafter)(8)	7,648,895
7,740,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	7,897,103
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575% thereafter)(8)	7,256,358
5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(8)	5,360,223
15,235,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	17,038,520
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814% thereafter)(8)	3,726,012
13,375,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.520% thereafter)(8)	15,485,537
1,760,000	5.00%, 01/21/2044	2,235,622
9,525,000	7.75%, 05/14/2038	14,709,628
	BNP Paribas S.A.
2,365,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	2,328,349
20,555,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 3 mo. USD SOFR + 1.609% thereafter)(1)(8)	20,281,574

The accompanying notes are an integral part of these financial statements.

18

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Commercial Banks - 7.5% - (continued)
$9,125,000	2.87%, 04/19/2032, (2.87% fixed rate until 04/19/2031; 3 mo. USD SOFR + 1.387% thereafter)(1)(8)	$9,171,501
525,000	4.63%, 02/25/2031, (4.63% fixed rate until 02/25/2031; 5 year USD CMT + 3.340% thereafter)(1)(4)(5)(8)	532,875
17,135,000	BPCE S.A. 1.00%, 01/20/2026(1)	16,791,602
	Citigroup, Inc.
8,335,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(8)	8,359,088
38,630,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(8)	37,982,811
2,005,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(8)	2,001,393
3,930,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 3 mo. USD SOFR + 1.146% thereafter)(8)	3,982,758
3,770,000	3.20%, 10/21/2026	4,077,425
24,410,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	26,183,145
5,350,000	3.67%, 07/24/2028, (3.67% fixed rate until 07/24/2027; 3 mo. USD LIBOR + 1.390% thereafter)(8)	5,893,288
2,000,000	3.88%, 01/24/2039, (3.88% fixed rate until 01/24/2038; 3 mo. USD LIBOR + 1.168% thereafter)(8)	2,195,387
18,095,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	20,171,599
7,325,000	4.30%, 11/20/2026	8,237,368
5,180,000	4.45%, 09/29/2027	5,878,913
2,350,000	4.60%, 03/09/2026	2,683,650
7,931,000	Credit Agricole S.A. 1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(8)	8,079,787
	Credit Suisse Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(8)	6,615,068
9,725,000	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240% thereafter)(1)(8)	10,380,660
4,160,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(5)(7)(8)	4,491,918
3,080,000	Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	3,210,181
	Danske Bank AS
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(8)	6,466,043
587,000	4.38%, 06/12/2028(1)	648,923
	Discover Bank
1,470,000	3.35%, 02/06/2023	1,538,090
5,855,000	4.20%, 08/08/2023	6,333,278
19,000,000	Fifth Third Bank NA 3.95%, 07/28/2025(4)	21,211,120
	Goldman Sachs Group, Inc.
30,010,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(8)	29,570,106

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Commercial Banks - 7.5% - (continued)
$8,120,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(8)	$8,084,602
22,365,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(8)	21,229,560
9,325,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	9,362,744
14,115,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	14,530,532
28,540,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(8)	30,647,302
6,345,000	3.50%, 01/23/2025	6,884,687
4,345,000	4.00%, 03/03/2024	4,747,032
23,347,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(8)	26,366,247
6,355,000	4.80%, 07/08/2044	7,924,447
1,835,000	5.15%, 05/22/2045	2,356,293
2,015,000	Grupo Aval Ltd.4.75%, 09/26/2022(7)	2,095,620
	HSBC Holdings plc
11,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	11,153,022
4,695,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(8)	4,806,729
13,270,000	3.60%, 05/25/2023	14,130,485
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(8)	5,231,518
7,245,000	4.25%, 03/14/2024	7,908,388
6,755,000	4.30%, 03/08/2026	7,605,763
18,695,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	21,225,982
990,000	4.70%, 03/09/2031, (4.70% fixed rate until 03/09/2031; 5 year USD CMT + 3.250% thereafter)(5)(8)	993,049
4,440,000	6.80%, 06/01/2038	6,215,203
1,205,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(7)	1,343,153
7,315,000	ING Groep N.V. 1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(8)	7,377,019
2,985,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(1)	3,047,715
	JP Morgan Chase & Co.
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(8)	16,044,686
5,855,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	5,874,603
11,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD SOFR + 1.510% thereafter)(8)	11,878,793
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	2,798,972
22,475,000	2.97%, 01/15/2023	22,890,766

The accompanying notes are an integral part of these financial statements.

19

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Commercial Banks - 7.5% - (continued)
$6,860,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	$6,836,080
6,500,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	6,508,625
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	10,075,904
19,950,000	3.30%, 04/01/2026	21,765,385
27,970,000	3.33%, 04/22/2052, (3.33% fixed rate until 04/22/2051; 3 mo. USD SOFR + 1.580% thereafter)(8)	27,968,168
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360% thereafter)(8)	6,970,804
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380% thereafter)(8)	17,240,358
2,251,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	2,437,146
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580% thereafter)(8)	4,686,786
6,000,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(8)	6,960,552
1,200,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(7)(8)	1,218,000
	Morgan Stanley
11,420,000	0.71%, 01/20/2023, 3 mo. USD SOFR + 0.700%(6)	11,442,620
21,340,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(8)	20,934,251
12,820,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	12,013,039
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	7,383,694
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(8)	8,230,572
8,665,000	3.13%, 07/27/2026	9,385,581
5,000,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 3 mo. USD SOFR + 3.120% thereafter)(8)	5,472,422
2,935,000	3.70%, 10/23/2024	3,209,854
6,880,000	3.74%, 04/24/2024, (3.74% fixed rate until 04/24/2023; 3 mo. USD LIBOR + 0.847% thereafter)(8)	7,304,031
9,690,000	4.00%, 07/23/2025	10,801,380
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431% thereafter)(8)	19,977,977
3,600,000	PNC Bank NA 2.70%, 10/22/2029	3,715,642
	PNC Financial Services Group, Inc.
16,530,000	3.45%, 04/23/2029	18,232,801
9,310,000	3.90%, 04/29/2024	10,165,321
	QNB Finance Ltd.
600,000	1.63%, 09/22/2025(7)	599,298

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Commercial Banks - 7.5% - (continued)
$970,000	2.63%, 05/12/2025(7)	$1,008,839
1,885,000	3.50%, 03/28/2024(7)	2,007,902
	Santander Holdings USA, Inc.
6,970,000	3.40%, 01/18/2023	7,268,730
6,145,000	3.70%, 03/28/2022	6,303,224
14,530,000	Santander UK Group Holdings plc 3.57%, 01/10/2023	14,827,526
7,165,000	Standard Chartered plc 1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(8)	7,029,708
735,000	State Street Corp. 2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(8)	785,203
3,180,000	Truist Bank 2.25%, 03/11/2030	3,137,168
15,195,000	Truist Financial Corp. 2.50%, 08/01/2024	16,048,672
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	3,344,886
	Wells Fargo & Co.
19,030,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(8)	19,899,714
6,250,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 3 mo. USD SOFR + 2.530% thereafter)(8)	6,165,040
9,965,000	3.45%, 02/13/2023	10,507,643
6,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(8)	7,125,269
11,840,000	3.75%, 01/24/2024	12,809,039
880,000	4.40%, 06/14/2046	997,742
3,690,000	4.65%, 11/04/2044	4,304,554
2,655,000	4.75%, 12/07/2046	3,163,791
3,026,000	4.90%, 11/17/2045	3,664,828
1,475,000	5.38%, 11/02/2043	1,871,328
4,408,000	5.61%, 01/15/2044	5,744,628

		1,142,815,405

	Commercial Services - 0.8%
708,582	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(1)	759,359
	APX Group, Inc.
4,340,000	7.63%, 09/01/2023(4)	4,453,925
1,523,000	7.88%, 12/01/2022	1,533,478
2,620,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(1)	2,747,725
190,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(1)	195,225
4,495,000	Duke University 2.83%, 10/01/2055	4,438,210
19,085,000	Equifax, Inc. 2.60%, 12/01/2024	20,197,787
	Global Payments, Inc.
23,405,000	1.20%, 03/01/2026	23,142,004
7,750,000	2.65%, 02/15/2025	8,175,028
8,555,000	2.90%, 05/15/2030	8,770,447
255,000	4.15%, 08/15/2049	282,867
7,075,000	4.45%, 06/01/2028	8,077,328
2,570,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	2,717,775
	IHS Markit Ltd.
11,565,000	4.13%, 08/01/2023	12,383,802
8,075,000	4.25%, 05/01/2029	9,148,167
9,500,000	4.75%, 08/01/2028	10,992,117
380,000	Jaguar Holding Co. 5.00%, 06/15/2028(1)	414,390
860,000	Moody’s Corp. 2.55%, 08/18/2060	702,514
875,000	S&P Global, Inc. 2.30%, 08/15/2060	718,672
	Service Corp. International
500,000	3.38%, 08/15/2030	483,750
775,000	4.63%, 12/15/2027	823,438

The accompanying notes are an integral part of these financial statements.

20

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Commercial Services - 0.8% - (continued)
$550,000	5.13%, 06/01/2029	$593,775
2,530,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	2,510,317
2,035,000	United Rentals North America, Inc. 5.88%, 09/15/2026	2,124,031

		126,386,131

	Construction Materials - 0.2%
2,880,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,056,400
13,585,000	Carrier Global Corp. 2.49%, 02/15/2027	14,244,815
990,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)	1,026,739
	Johnson Controls International plc
985,000	4.50%, 02/15/2047	1,171,582
2,971,000	4.63%, 07/02/2044	3,564,057
2,869,000	4.95%, 07/02/2064(9)	3,613,740
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	4,256,977
1,280,000	Norbord, Inc. 5.75%, 07/15/2027(1)	1,394,816
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	976,709

		33,305,835

	Distribution/Wholesale - 0.1%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,165,038
2,750,000	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK) 8.63%, 09/15/2024(1)(10)	2,801,562
2,690,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	2,834,830

		6,801,430

	Diversified Financial Services - 1.3%
1,835,000	AGFC Capital Trust I 1.93%, 01/15/2067, 3 mo. USD LIBOR + 1.750%(1)(6)	1,020,645
1,005,000	Avolon Holdings Funding Ltd. 2.13%, 02/21/2026(1)	982,128
1,060,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	1,063,996
	Capital One Financial Corp.
27,550,000	3.65%, 05/11/2027	30,483,082
2,675,000	3.80%, 01/31/2028	2,974,777
200,000	CDBL Funding 2.00%, 03/04/2026(7)	197,549
	Charles Schwab Corp.
925,000	2.00%, 03/20/2028	933,963
470,000	4.00%, 12/01/2030, (4.00% fixed rate until 12/01/2030; 10 year USD CMT + 3.079% thereafter)(5)(8)	476,087
545,000	China Cinda Management Ltd. 2.50%, 01/20/2028(7)	524,600
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(1)	1,634,531
1,325,000	6.63%, 03/15/2026	1,399,465
390,000	CSN Inova Ventures 6.75%, 01/28/2028(1)	423,638
1,300,000	Fly Leasing Ltd. 5.25%, 10/15/2024(4)	1,326,000
	GE Capital Funding LLC
12,240,000	4.40%, 05/15/2030(1)	13,913,796
3,000,000	4.55%, 05/15/2032(1)	3,484,402
14,244,000	GE Capital International Funding Co. 4.42%, 11/15/2035	16,371,537
3,470,000	Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(1)	3,768,108
	goeasy Ltd.
520,000	4.38%, 05/01/2026(1)	525,850
3,675,000	5.38%, 12/01/2024(1)	3,808,219
1,300,000	Gtlk Europe Capital DAC 4.80%, 02/26/2028(7)	1,339,650

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Diversified Financial Services - 1.3% - (continued)
$3,405,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	$3,352,903
	Intercontinental Exchange, Inc.
15,660,000	1.85%, 09/15/2032	14,506,232
3,470,000	2.65%, 09/15/2040	3,211,815
	LD Holdings Group LLC
1,000,000	6.13%, 04/01/2028(1)	1,002,500
3,740,000	6.50%, 11/01/2025(1)	3,936,350
	LSEGA Financing plc
6,950,000	1.38%, 04/06/2026(1)	6,927,004
5,685,000	2.00%, 04/06/2028(1)	5,669,396
9,615,000	2.50%, 04/06/2031(1)	9,588,581
4,270,000	Mastercard, Inc. 2.95%, 03/15/2051	4,224,618
1,040,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	1,077,658
1,600,000	Minejesa Capital B.V. 5.63%, 08/10/2037(7)	1,696,000
	Nasdaq, Inc.
530,000	1.65%, 01/15/2031	490,641
1,805,000	3.85%, 06/30/2026	2,015,139
16,765,000	4.25%, 06/01/2024	18,430,514
2,350,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	2,325,701
	Navient Corp.
500,000	4.88%, 03/15/2028	489,690
1,666,000	6.50%, 06/15/2022	1,745,135
	OneMain Finance Corp.
2,825,000	4.00%, 09/15/2030	2,733,188
5,045,000	5.38%, 11/15/2029	5,435,987
575,000	6.13%, 03/15/2024	621,000
980,000	6.88%, 03/15/2025	1,113,525
490,000	7.13%, 03/15/2026	572,688
	PennyMac Financial Services, Inc.
1,585,000	4.25%, 02/15/2029(1)	1,517,558
3,245,000	5.38%, 10/15/2025(1)	3,419,419
975,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(7)	981,523
3,205,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	3,264,164
3,705,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	3,641,200

		190,642,152

	Electric - 3.3%
11,685,000	AES Corp. 3.30%, 07/15/2025(1)	12,454,340
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	11,221,366
7,650,000	Berkshire Hathaway Energy Co. 2.85%, 05/15/2051	7,059,891
1,020,000	Calpine Corp. 3.75%, 03/01/2031(1)	973,947
	Centrais Eletricas Brasileiras S.A.
945,000	3.63%, 02/04/2025(1)	957,701
595,000	4.63%, 02/04/2030(1)	600,718
1,810,000	4.63%, 02/04/2030(7)	1,827,394
1,155,000	5.75%, 10/27/2021(7)	1,178,677
	Clearway Energy Operating LLC
2,245,000	3.75%, 02/15/2031(1)	2,212,874
1,235,000	4.75%, 03/15/2028(1)	1,293,218
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	5,409,694
7,195,000	4.97%, 05/01/2046	8,200,676
	Comision Federal de Electricidad
1,550,000	3.35%, 02/09/2031(1)	1,490,728
660,000	4.68%, 02/09/2051(1)	613,470
1,120,000	Commonwealth Edison Co. 4.35%, 11/15/2045	1,333,578

The accompanying notes are an integral part of these financial statements.

21

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Electric - 3.3% - (continued)
$5,050,000	Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058	$5,981,928
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	7,495,281
	Dominion Energy, Inc.
4,735,000	3.30%, 04/15/2041	4,789,203
11,710,000	3.90%, 10/01/2025	12,956,738
3,390,000	7.00%, 06/15/2038	4,915,756
450,000	DPL, Inc. 4.13%, 07/01/2025	484,110
	Duke Energy Carolinas LLC
6,965,000	3.20%, 08/15/2049	7,019,571
960,000	3.45%, 04/15/2051	1,001,905
3,270,000	3.75%, 06/01/2045	3,587,865
3,305,000	3.88%, 03/15/2046	3,666,416
3,000,000	5.30%, 02/15/2040	3,981,179
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042	2,373,376
1,940,000	4.15%, 12/01/2044	2,228,439
6,845,000	4.20%, 08/15/2045	7,898,274
2,730,000	4.38%, 03/30/2044	3,227,851
3,755,000	Duquesne Light Holdings, Inc. 2.53%, 10/01/2030(1)	3,649,030
5,285,000	Edison International 3.13%, 11/15/2022	5,463,671
1,755,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	2,004,094
560,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(7)	613,865
	Evergy, Inc.
5,000,000	2.45%, 09/15/2024	5,241,861
14,501,000	2.90%, 09/15/2029	14,900,110
	Eversource Energy
2,775,000	2.80%, 05/01/2023	2,882,707
9,905,000	3.80%, 12/01/2023	10,670,118
	Exelon Corp.
2,245,000	4.05%, 04/15/2030	2,521,341
5,557,000	4.70%, 04/15/2050	6,733,640
	FirstEnergy Corp.
900,000	4.40%, 07/15/2027	985,687
4,525,000	7.38%, 11/15/2031	6,122,511
	FirstEnergy Transmission LLC
7,260,000	4.35%, 01/15/2025(1)	7,914,929
2,790,000	5.45%, 07/15/2044(1)	3,377,091
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,682,729
	Georgia Power Co.
7,610,000	2.65%, 09/15/2029	7,861,910
1,955,000	3.70%, 01/30/2050	2,058,879
835,000	Instituto Costarricense de Electricidad 6.95%, 11/10/2021(7)	848,360
7,155,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	7,722,143
	Israel Electric Corp. Ltd.
5,685,000	4.25%, 08/14/2028(1)(7)	6,310,350
1,195,000	5.00%, 11/12/2024(1)(7)	1,341,567
6,355,000	ITC Holdings Corp. 3.25%, 06/30/2026	6,859,962
1,220,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(7)	1,280,268
485,000	Lamar Funding Ltd. 3.96%, 05/07/2025(7)	489,850
4,308,000	Metropolitan Edison Co. 4.30%, 01/15/2029(1)	4,764,560
6,590,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	7,187,653
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	3,121,470
1,555,000	Minejesa Capital B.V. 4.63%, 08/10/2030(7)	1,640,369
	Mong Duong Finance Holdings B.V.
500,000	5.13%, 05/07/2029(7)	503,750
765,000	5.13%, 05/07/2029(1)	770,738

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Electric - 3.3% - (continued)
$14,365,000	NextEra Energy Capital Holdings, Inc. 0.65%, 03/01/2023	$14,409,188
450,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(1)	477,383
	NRG Energy, Inc.
17,435,000	2.00%, 12/02/2025(1)	17,548,927
7,800,000	2.45%, 12/02/2027(1)	7,840,658
	Pacific Gas and Electric Co.
23,305,000	1.37%, 03/10/2023	23,312,530
1,505,000	2.10%, 08/01/2027	1,466,326
8,225,000	2.50%, 02/01/2031	7,738,324
6,900,000	3.50%, 08/01/2050	5,994,467
2,875,000	3.95%, 12/01/2047	2,641,468
6,000,000	4.25%, 08/01/2023	6,401,840
2,395,000	4.50%, 07/01/2040	2,406,670
	PacifiCorp
3,500,000	4.10%, 02/01/2042	4,012,450
9,280,000	4.15%, 02/15/2050	10,799,805
475,000	Pattern Energy Operations L.P. / Pattern Energy Operations, Inc. 4.50%, 08/15/2028(1)	480,938
9,625,000	PECO Energy Co. 3.90%, 03/01/2048	10,934,142
7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(1)	8,234,542
	Perusahaan Listrik Negara PT
605,000	3.88%, 07/17/2029(7)	634,645
3,525,000	6.15%, 05/21/2048(7)	4,340,156
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	3,124,604
870,000	Public Service Electric and Gas Co. 2.05%, 08/01/2050	708,953
8,830,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	9,345,175
9,894,000	Puget Energy, Inc. 4.10%, 06/15/2030	10,865,708
5,110,000	Puget Sound Energy, Inc. 3.25%, 09/15/2049	5,192,267
6,140,000	Rochester Gas and Electric Corp. 1.85%, 12/01/2030(1)	5,865,083
2,155,000	San Diego Gas & Electric Co. 3.32%, 04/15/2050	2,199,218
3,480,000	Sempra Energy 4.00%, 02/01/2048	3,755,225
9,647,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	10,233,970
	Southern California Edison Co.
11,085,000	0.45%, 12/03/2021, 3 mo. USD LIBOR + 0.270%(6)	11,084,368
4,565,000	3.65%, 02/01/2050	4,546,158
4,585,000	4.00%, 04/01/2047	4,771,612
580,000	4.65%, 10/01/2043	668,431
595,000	5.63%, 02/01/2036	756,198
1,775,000	5.95%, 02/01/2038	2,300,965
	Southern Co.
3,000,000	3.25%, 07/01/2026	3,238,046
17,255,000	3.70%, 04/30/2030	18,826,701
5,345,000	4.40%, 07/01/2046	6,066,870
780,000	Star Energy Geothermal Darajat / Star Energy Geothermal Salak 4.85%, 10/14/2038(1)	862,290
532,020	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	605,173
716,875	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	778,347
3,690,000	Virginia Electric and Power Co. 2.45%, 12/15/2050	3,233,251

The accompanying notes are an integral part of these financial statements.

22

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Electric - 3.3% - (continued)
$460,000	Vistra Operations Co. LLC 3.55%, 07/15/2024(1)	$477,659

		498,142,108

	Electronics - 0.2%
20,386,000	Fortive Corp. 3.15%, 06/15/2026	22,096,413
4,040,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	4,195,378

		26,291,791

	Energy-Alternate Sources - 0.0%
800,000	Azure Power Energy Ltd. 5.50%, 11/03/2022(7)	814,288
870,000	Greenko Dutch B.V. 3.85%, 03/29/2026(1)	883,485

		1,697,773

	Engineering & Construction - 0.0%
2,799,696	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(11)	2,050,777
485,000	Hacienda Investments Ltd. Via DME Airport DAC 5.35%, 02/08/2028(1)	501,936
2,580,000	Mexico City Airport Trust 4.25%, 10/31/2026(7)	2,776,106
590,000	TopBuild Corp. 3.63%, 03/15/2029(1)	584,100

		5,912,919

	Entertainment - 0.3%
	Caesars Entertainment, Inc.
2,345,000	6.25%, 07/01/2025(1)	2,493,204
1,685,000	8.13%, 07/01/2027(1)	1,872,338
	Caesars Resort Collection LLC / CRC Finco, Inc.
3,900,000	5.25%, 10/15/2025(1)	3,931,736
775,000	5.75%, 07/01/2025(1)	815,897
	Cinemark USA, Inc.
1,674,000	4.88%, 06/01/2023	1,671,824
1,285,000	5.88%, 03/15/2026(1)	1,331,581
4,750,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	5,398,138
4,110,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	4,284,675
5,775,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	5,998,781
698,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	695,383
520,000	WMG Acquisition Corp. 3.00%, 02/15/2031(1)	488,150
7,270,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.13%, 10/01/2029(1)	7,515,362

		36,497,069

	Environmental Control - 0.2%
2,042,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	2,126,232
495,000	GFL Environmental, Inc. 3.50%, 09/01/2028(1)	476,561
	Republic Services, Inc.
4,515,000	0.88%, 11/15/2025	4,464,999
19,005,000	2.50%, 08/15/2024	20,061,320
	Stericycle, Inc.
590,000	3.88%, 01/15/2029(1)	588,525
1,535,000	5.38%, 07/15/2024(1)	1,590,644
5,620,000	Waste Management, Inc. 2.00%, 06/01/2029	5,622,021

		34,930,302

	Food - 0.8%
2,900,000	B&G Foods, Inc. 5.25%, 09/15/2027	3,001,152

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Food - 0.8% - (continued)
	BRF S.A.
$2,075,000	4.88%, 01/24/2030(7)	$2,130,735
1,030,000	4.88%, 01/24/2030(1)	1,057,666
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	7,364,125
20,425,000	4.60%, 11/01/2025	23,349,788
8,410,000	5.30%, 11/01/2038	10,432,381
1,545,000	5.40%, 11/01/2048	1,992,594
6,705,000	Danone S.A. 2.59%, 11/02/2023(1)	7,000,491
	General Mills, Inc.
7,650,000	2.88%, 04/15/2030	7,939,929
7,710,000	4.20%, 04/17/2028	8,782,070
4,720,000	Hershey Co. 3.13%, 11/15/2049	4,824,833
	Kraft Heinz Foods Co.
3,500,000	4.63%, 10/01/2039	3,906,170
1,870,000	5.00%, 07/15/2035	2,182,410
2,025,000	MARB BondCo plc 3.95%, 01/29/2031(1)	1,924,094
480,000	Minerva Luxembourg S.A. 5.88%, 01/19/2028(7)	510,240
5,020,000	Mondelez International Holdings Netherlands B.V. 2.13%, 09/19/2022(1)	5,138,859
520,000	Mondelez International, Inc. 1.88%, 10/15/2032	489,881
5,000,000	Nestle Holdings, Inc. 4.00%, 09/24/2048(1)	5,926,902
	Post Holdings, Inc.
2,495,000	5.63%, 01/15/2028(1)	2,629,106
2,865,000	5.75%, 03/01/2027(1)	3,001,087
	Sysco Corp.
89,000	4.45%, 03/15/2048	102,017
155,000	6.60%, 04/01/2050	230,315
1,670,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	1,659,563
9,005,000	Tyson Foods, Inc. 4.00%, 03/01/2026	10,078,005

		115,654,413

	Forest Products & Paper - 0.0%
	Celulosa Arauco y Constitucion S.A.
335,000	4.20%, 01/29/2030(1)	361,800
870,000	4.50%, 08/01/2024	946,134
350,000	5.15%, 01/29/2050(1)	394,053
610,000	5.15%, 01/29/2050(7)	686,778
505,000	5.50%, 04/30/2049(1)	596,354
	Inversiones CMPC S.A.
370,000	3.85%, 01/13/2030(1)	393,865
560,000	3.85%, 01/13/2030(7)	596,120

		3,975,104

	Gas - 0.4%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
692,000	5.50%, 05/20/2025	768,985
830,000	5.75%, 05/20/2027	928,106
2,738,000	5.88%, 08/20/2026	3,063,138
11,000,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(1)	12,111,058
7,180,000	Dominion Energy Gas Holdings LLC 3.00%, 11/15/2029	7,519,332
	NiSource, Inc.
9,340,000	0.95%, 08/15/2025	9,226,563
7,305,000	1.70%, 02/15/2031	6,792,667
2,260,000	3.49%, 05/15/2027	2,465,215
4,910,000	4.38%, 05/15/2047	5,647,579
	Sempra Energy
3,938,000	3.40%, 02/01/2028	4,267,484
5,300,000	3.80%, 02/01/2038	5,817,107
7,505,000	Southern Co. Gas Capital Corp. 1.75%, 01/15/2031	6,993,535

		65,600,769

The accompanying notes are an integral part of these financial statements.

23

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Healthcare-Products - 0.4%
$6,550,000	Abbott Laboratories 4.75%, 11/30/2036	$8,192,882
	Alcon Finance Corp.
4,300,000	2.60%, 05/27/2030(1)	4,333,450
2,670,000	3.00%, 09/23/2029(1)	2,777,696
2,785,000	3.80%, 09/23/2049(1)	2,943,470
3,090,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,236,775
1,655,000	Baxter International, Inc. 3.50%, 08/15/2046	1,772,009
16,390,000	Becton Dickinson and Co. 3.36%, 06/06/2024	17,648,028
10,830,000	Boston Scientific Corp. 2.65%, 06/01/2030	10,968,769
1,640,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	1,697,400

		53,570,479

	Healthcare-Services - 1.1%
715,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	739,131
10,065,000	Aetna, Inc. 2.80%, 06/15/2023	10,511,477
	Anthem, Inc.
2,115,000	1.50%, 03/15/2026	2,132,875
3,145,000	2.38%, 01/15/2025	3,298,753
11,270,000	2.55%, 03/15/2031	11,355,228
3,235,000	3.30%, 01/15/2023	3,392,759
3,175,000	3.50%, 08/15/2024	3,437,344
14,000,000	3.65%, 12/01/2027	15,540,938
3,315,000	4.63%, 05/15/2042	3,938,501
	Catalent Pharma Solutions, Inc.
700,000	3.13%, 02/15/2029(1)	677,250
415,000	5.00%, 07/15/2027(1)	434,194
	Centene Corp.
185,000	3.00%, 10/15/2030	183,542
755,000	4.25%, 12/15/2027	791,323
790,000	4.63%, 12/15/2029	857,020
	CHS/Community Health Systems, Inc.
3,100,000	4.75%, 02/15/2031(1)	3,076,750
1,235,000	5.63%, 03/15/2027(1)	1,309,100
3,255,000	6.63%, 02/15/2025(1)	3,429,956
2,840,000	CommonSpirit Health 2.76%, 10/01/2024	3,005,528
	HCA, Inc.
2,950,000	5.13%, 06/15/2039	3,574,715
7,585,000	5.38%, 02/01/2025	8,452,952
1,500,000	5.38%, 09/01/2026	1,703,040
115,000	5.63%, 09/01/2028	134,119
90,000	5.88%, 02/01/2029	106,200
1,627,000	7.50%, 11/15/2095	2,226,956
	Humana, Inc.
3,555,000	3.85%, 10/01/2024	3,878,791
6,000,000	3.95%, 03/15/2027	6,713,458
14,225,000	Laboratory Corp. of America Holdings 2.30%, 12/01/2024	14,835,934
10,660,000	Partners Healthcare System, Inc. 3.19%, 07/01/2049	10,753,311
1,340,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(1)	1,316,215
	Sutter Health
3,150,000	1.32%, 08/15/2025	3,158,829
3,645,000	3.16%, 08/15/2040	3,677,695
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,987,081
1,200,000	3.50%, 08/15/2039	1,296,068
6,925,000	3.75%, 07/15/2025	7,709,067
13,530,000	5.80%, 03/15/2036	18,399,132
1,981,000	6.88%, 02/15/2038	2,994,691

		162,029,923

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 41.6% - (continued)
		Home Builders - 0.1%
	$455,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	$476,613
	2,990,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(1)	3,206,775
	1,770,000	Empire Communities Corp. 7.00%, 12/15/2025(1)	1,893,900
	640,000	KB Home 4.80%, 11/15/2029	689,600
		M/I Homes, Inc.
	1,325,000	4.95%, 02/01/2028	1,393,304
	1,255,000	5.63%, 08/01/2025	1,295,788
	2,230,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	2,333,137
		Taylor Morrison Communities, Inc.
	1,055,000	5.13%, 08/01/2030(1)	1,162,040
	2,735,000	5.75%, 01/15/2028(1)	3,087,131
	630,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	642,707

			16,180,995

		Household Products/Wares - 0.1%
EUR	3,980,000	Diamond (BC) B.V. 5.63%, 08/15/2025(7)	4,888,213
	$1,035,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,084,162
		S.C. Johnson & Son, Inc.
	2,520,000	4.00%, 05/15/2043(1)	2,818,303
	1,840,000	4.75%, 10/15/2046(1)	2,314,048

			11,104,726

		Insurance - 1.9%
	1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	2,205,778
		Acrisure LLC / Acrisure Finance, Inc.
	4,280,000	7.00%, 11/15/2025(1)	4,397,700
	1,335,000	10.13%, 08/01/2026(1)	1,523,569
	1,615,000	AIA Group Ltd. 3.20%, 09/16/2040(1)	1,606,876
	13,575,000	Allstate Corp. 0.75%, 12/15/2025	13,450,579
		American International Group, Inc.
	7,510,000	2.50%, 06/30/2025	7,913,022
	5,225,000	4.38%, 06/30/2050	6,017,677
	5,348,000	4.70%, 07/10/2035	6,285,148
		Aon plc
	4,775,000	3.50%, 06/14/2024	5,133,562
	3,480,000	3.88%, 12/15/2025	3,864,408
	2,300,000	4.25%, 12/12/2042	2,563,839
	1,200,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	1,216,476
	3,460,000	Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	4,202,482
	1,185,000	Brighthouse Financial Global Funding 1.00%, 04/12/2024(1)	1,186,737
		Brighthouse Financial, Inc.
	734,000	4.70%, 06/22/2047	762,797
	22,925,000	5.63%, 05/15/2030	27,371,587
	840,000	CNO Financial Group, Inc. 5.25%, 05/30/2029	982,899
	6,100,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	5,995,755
	21,555,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	24,293,879
		Genworth Holdings, Inc.
	710,000	4.80%, 02/15/2024	694,025
	1,480,000	4.90%, 08/15/2023	1,461,500
	1,200,000	6.50%, 06/15/2034	1,195,236
	1,250,000	7.63%, 09/24/2021(4)	1,271,875
	15,255,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	13,993,733
		Marsh & McLennan Cos., Inc.
	12,690,000	3.88%, 03/15/2024	13,825,386
	3,900,000	4.05%, 10/15/2023	4,197,033
	7,455,000	4.75%, 03/15/2039	9,339,347
	1,625,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	1,637,996

The accompanying notes are an integral part of these financial statements.

24

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Insurance - 1.9% - (continued)
$10,000,000	MassMutual Global Funding II 2.35%, 01/14/2027(1)	$10,413,237
13,735,000	Metropolitan Life Global Funding I 3.00%, 09/19/2027(1)	14,843,457
2,795,000	MGIC Investment Corp. 5.25%, 08/15/2028	2,948,725
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(1)	8,293,255
14,205,000	New York Life Global Funding 3.00%, 01/10/2028(1)	15,258,494
2,775,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	2,986,411
1,170,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	1,345,500
6,320,000	Pacific Life Global Funding 1.38%, 04/14/2026(1)	6,312,783
10,250,000	Protective Life Global Funding 1.62%, 04/15/2026(1)	10,339,611
1,970,000	Prudential Financial, Inc. 4.35%, 02/25/2050	2,336,518
465,000	Radian Group, Inc. 4.88%, 03/15/2027	492,900
4,715,000	Trinity Acquisition plc 4.40%, 03/15/2026	5,326,538
	Unum Group
2,875,000	4.00%, 06/15/2029	3,146,626
5,465,000	4.50%, 03/15/2025	6,120,142
4,665,000	4.50%, 12/15/2049	4,769,528
165,000	Voya Financial, Inc. 4.80%, 06/15/2046	201,358
	Willis North America, Inc.
11,435,000	3.60%, 05/15/2024	12,323,711
6,752,000	4.50%, 09/15/2028	7,741,739

		283,791,434

	Internet - 0.7%
9,179,000	Alibaba Group Holding Ltd. 4.00%, 12/06/2037	9,916,022
	Alphabet, Inc.
7,925,000	1.90%, 08/15/2040	6,979,742
10,300,000	2.05%, 08/15/2050	8,626,593
6,500,000	2.25%, 08/15/2060	5,394,760
	Amazon.com, Inc.
12,955,000	2.50%, 06/03/2050	11,626,932
13,385,000	3.88%, 08/22/2037	15,422,450
4,320,000	4.25%, 08/22/2057	5,242,255
5,535,000	4.95%, 12/05/2044	7,275,091
	Arches Buyer, Inc.
1,030,000	4.25%, 06/01/2028(1)	1,026,137
565,000	6.13%, 12/01/2028(1)	579,125
1,650,000	Endure Digital, Inc. 6.00%, 02/15/2029(1)	1,579,875
2,590,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	2,522,194
	Meituan
335,000	2.13%, 10/28/2025(1)	330,796
1,569,000	3.05%, 10/28/2030(1)	1,519,625
1,740,000	3.05%, 10/28/2030(7)	1,685,244
230,000	MercadoLibre, Inc. 3.13%, 01/14/2031	219,995
	Prosus N.V.
820,000	3.83%, 02/08/2051(1)	748,086
312,000	4.03%, 08/03/2050(1)	290,956
	Tencent Holdings Ltd.
1,305,000	2.39%, 06/03/2030(1)	1,277,633
2,310,000	2.88%, 04/22/2031(1)	2,339,263
975,000	3.24%, 06/03/2050(1)	886,814
15,410,000	3.60%, 01/19/2028(1)	16,542,533
285,000	3.68%, 04/22/2041(1)	289,017
1,535,000	3.84%, 04/22/2051(1)	1,550,565
255,000	3.93%, 01/19/2038(1)	268,408
2,490,000	3.98%, 04/11/2029(1)	2,712,457

		106,852,568

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 41.6% - (continued)
		Investment Company Security - 0.0%
	$1,670,000	Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(1)	$1,764,305
		Huarong Finance 2019 Co., Ltd.
	280,000	3.38%, 02/24/2030(7)	207,200
	1,685,000	3.63%, 09/30/2030(7)	1,234,262

			3,205,767

		Iron/Steel - 0.1%
	480,000	ABJA Investment Co. Pte Ltd. 4.45%, 07/24/2023(7)	493,128
	1,025,000	CSN Resources S.A. 7.63%, 04/17/2026(1)	1,102,080
	1,545,000	Nucor Corp. 2.00%, 06/01/2025	1,598,078
		Steel Dynamics, Inc.
	1,375,000	2.40%, 06/15/2025	1,437,937
	4,159,000	2.80%, 12/15/2024	4,400,155
	9,420,000	Vale Overseas Ltd. 3.75%, 07/08/2030	9,909,840

			18,941,218

		IT Services - 1.3%
		Apple, Inc.
	7,000,000	1.13%, 05/11/2025	7,081,223
	13,900,000	1.20%, 02/08/2028	13,517,186
	10,895,000	2.38%, 02/08/2041	10,262,495
	2,125,000	2.65%, 05/11/2050	1,970,082
	13,645,000	2.65%, 02/08/2051	12,634,827
	4,545,000	2.95%, 09/11/2049	4,474,577
	2,600,000	3.75%, 11/13/2047	2,940,680
	1,300,000	3.85%, 05/04/2043	1,494,685
	6,520,000	3.85%, 08/04/2046	7,476,633
	2,895,000	4.25%, 02/09/2047	3,505,106
	4,420,000	4.38%, 05/13/2045	5,411,719
	1,120,000	4.45%, 05/06/2044	1,394,732
	10,000,000	4.65%, 02/23/2046	12,758,525
		HP, Inc.
	9,370,000	2.20%, 06/17/2025	9,743,084
	9,370,000	3.00%, 06/17/2027	10,017,471
		International Business Machines Corp.
	8,545,000	1.70%, 05/15/2027	8,640,230
	2,745,000	2.85%, 05/15/2040	2,670,780
	15,235,000	3.00%, 05/15/2024	16,370,827
	16,120,000	3.50%, 05/15/2029	17,714,007
	12,435,000	4.15%, 05/15/2039	14,375,546
	7,880,000	4.25%, 05/15/2049	9,231,663
	20,570,000	Leidos, Inc. 2.30%, 02/15/2031(1)	19,572,695
		Presidio Holdings, Inc.
	2,641,000	4.88%, 02/01/2027(1)	2,720,230
	1,375,000	8.25%, 02/01/2028(1)	1,498,750

			197,477,753

		Leisure Time - 0.0%
		Carnival Corp.
	570,000	7.63%, 03/01/2026(1)	624,150
EUR	425,000	7.63%, 03/01/2026(1)	565,766
	$4,260,000	11.50%, 04/01/2023(1)	4,895,592

			6,085,508

		Lodging - 0.2%
		Boyd Gaming Corp.
	525,000	4.75%, 12/01/2027	538,230
	3,455,000	6.38%, 04/01/2026	3,567,287
	3,045,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,113,513
	10,405,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	10,922,710
	460,000	Sands China Ltd. 3.80%, 01/08/2026	487,057
	2,805,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	2,741,046

The accompanying notes are an integral part of these financial statements.

25

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Lodging - 0.2% - (continued)
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
$1,700,000	5.25%, 05/15/2027(1)	$1,795,625
10,940,000	5.50%, 03/01/2025(1)	11,678,450

		34,843,918

	Machinery - Construction & Mining - 0.1%
8,220,000	Caterpillar, Inc. 1.90%, 03/12/2031	8,014,028

	Machinery-Diversified - 0.3%
21,890,000	Otis Worldwide Corp. 2.29%, 04/05/2027	22,602,974
14,610,000	Stanley Black & Decker, Inc. 3.40%, 03/01/2026	16,103,051
2,205,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	2,351,201

		41,057,226

	Media - 1.8%
	Altice Financing S.A.
2,285,000	5.00%, 01/15/2028(1)	2,253,581
2,380,000	7.50%, 05/15/2026(1)	2,472,701
200,000	Cable Onda S.A. 4.50%, 01/30/2030(1)	212,000
	CCO Holdings LLC / CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(1)	13,183,500
1,270,000	4.50%, 08/15/2030(1)	1,292,085
2,842,000	5.75%, 02/15/2026(1)	2,941,470
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,050,000	2.30%, 02/01/2032	981,429
10,428,000	4.80%, 03/01/2050	11,470,952
8,240,000	4.91%, 07/23/2025	9,367,370
6,230,000	5.13%, 07/01/2049	7,117,221
10,990,000	5.38%, 05/01/2047	12,925,251
4,595,000	5.75%, 04/01/2048	5,625,955
6,903,000	6.48%, 10/23/2045	9,122,482
	Comcast Corp.
10,280,000	3.20%, 07/15/2036	10,774,294
2,810,000	3.25%, 11/01/2039	2,906,972
6,640,000	3.40%, 07/15/2046	6,887,662
1,925,000	3.75%, 04/01/2040	2,122,729
2,520,000	3.97%, 11/01/2047	2,835,549
10,468,000	4.05%, 11/01/2052	11,977,035
4,530,000	4.40%, 08/15/2035	5,358,662
6,230,000	4.60%, 10/15/2038	7,570,017
5,000,000	4.60%, 08/15/2045	6,121,811
1,095,000	4.75%, 03/01/2044	1,357,555
	Cox Communications, Inc.
13,234,000	3.15%, 08/15/2024(1)	14,168,376
8,763,000	4.50%, 06/30/2043(1)	10,038,354
2,604,000	6.45%, 12/01/2036(1)	3,448,684
	CSC Holdings LLC
495,000	3.38%, 02/15/2031(1)	463,691
5,360,000	5.50%, 04/15/2027(1)	5,620,330
3,480,000	6.50%, 02/01/2029(1)	3,845,400
	Discovery Communications LLC
2,965,000	2.95%, 03/20/2023	3,091,465
855,000	3.90%, 11/15/2024	932,301
6,110,000	3.95%, 06/15/2025	6,690,005
13,920,000	5.20%, 09/20/2047	16,337,153
5,395,000	5.30%, 05/15/2049	6,452,317
	DISH DBS Corp.
1,645,000	5.00%, 03/15/2023	1,721,692
1,525,000	5.88%, 07/15/2022	1,596,675
2,170,000	5.88%, 11/15/2024	2,348,083
1,795,000	6.75%, 06/01/2021	1,797,244
2,210,000	7.38%, 07/01/2028	2,381,131
830,000	7.75%, 07/01/2026	956,575

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Media - 1.8% - (continued)
	Gray Television, Inc.
$1,510,000	4.75%, 10/15/2030(1)	$1,510,000
630,000	5.88%, 07/15/2026(1)	653,625
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	358,031
390,000	Scripps Escrow, Inc. 3.88%, 01/15/2029(1)	387,083
1,005,000	Sinclair Television Group, Inc. 4.13%, 12/01/2030(1)	979,875
2,920,000	Sirius XM Radio, Inc. 4.63%, 07/15/2024(1)	2,996,650
	Time Warner Cable LLC
295,000	4.00%, 09/01/2021	295,811
10,340,000	5.88%, 11/15/2040	12,922,492
2,825,000	6.75%, 06/15/2039	3,846,812
1,565,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,310,862
1,470,000	Vertical U.S Newco, Inc. 5.25%, 07/15/2027(1)	1,538,914
	ViacomCBS, Inc.
7,947,000	4.38%, 03/15/2043	8,594,759
1,970,000	4.95%, 05/19/2050(4)	2,299,188
2,520,000	Videotron Ltd. 5.00%, 07/15/2022	2,627,100
4,470,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(1)	4,490,221
	Walt Disney Co.
1,177,000	5.40%, 10/01/2043	1,586,785
2,440,000	6.40%, 12/15/2035	3,486,602
	Ziggo B.V.
1,380,000	4.88%, 01/15/2030(1)	1,418,254
3,493,000	5.50%, 01/15/2027(1)	3,633,000

		274,703,823

	Metal Fabricate/Hardware - 0.0%
470,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	491,916
	Novelis Corp.
3,230,000	4.75%, 01/30/2030(1)	3,359,200
1,045,000	5.88%, 09/30/2026(1)	1,090,134

		4,941,250

	Mining - 0.1%
	Anglo American Capital plc
740,000	4.75%, 04/10/2027(1)	851,053
4,100,000	4.88%, 05/14/2025(1)	4,624,145
6,485,000	5.63%, 04/01/2030(1)	7,789,537
730,000	AngloGold Ashanti Holdings plc 3.75%, 10/01/2030	754,586
375,000	Century Aluminum Co. 7.50%, 04/01/2028(1)	395,235
	Constellium SE
1,185,000	3.75%, 04/15/2029(1)	1,159,819
1,716,000	5.63%, 06/15/2028(1)	1,818,960
2,640,000	5.88%, 02/15/2026(1)	2,719,200
480,000	FMG Resources August Pty Ltd. 4.38%, 04/01/2031(1)	498,600

		20,611,135

	Miscellaneous Manufacturing - 0.3%
	General Electric Co.
5,655,000	3.45%, 05/01/2027	6,175,840
770,000	3.63%, 05/01/2030	836,124
2,845,000	4.25%, 05/01/2040	3,175,305
1,615,000	4.35%, 05/01/2050	1,796,944
8,506,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	10,191,265
	Siemens Financieringsmaatschappij N.V.
11,475,000	1.20%, 03/11/2026(1)	11,449,171
8,365,000	1.70%, 03/11/2028(1)	8,299,126

		41,923,775

The accompanying notes are an integral part of these financial statements.

26

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
$730,000	4.13%, 05/01/2025	$761,777
1,050,000	4.25%, 04/01/2028	1,094,625
	Xerox Corp.
4,050,000	4.38%, 03/15/2023	4,244,400
145,000	4.80%, 03/01/2035	143,550
1,525,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	1,601,250

		7,845,602

	Oil & Gas - 1.2%
	Aker BP ASA
7,045,000	2.88%, 01/15/2026(1)	7,311,560
6,015,000	4.00%, 01/15/2031(1)	6,368,738
	Apache Corp.
1,975,000	4.38%, 10/15/2028	2,014,441
2,880,000	4.63%, 11/15/2025	3,042,000
982,000	4.75%, 04/15/2043	975,126
1,163,000	5.10%, 09/01/2040	1,192,220
	BP Capital Markets America, Inc.
800,000	2.77%, 11/10/2050	707,421
3,360,000	2.94%, 06/04/2051	3,050,074
7,040,000	3.38%, 02/08/2061	6,665,833
3,945,000	3.63%, 04/06/2030	4,343,407
1,389,000	Canadian Natural Resources Ltd. 3.90%, 02/01/2025	1,505,599
4,155,000	Chevron USA, Inc. 6.00%, 03/01/2041	5,850,251
4,100,000	Cimarex Energy Co. 3.90%, 05/15/2027	4,481,015
	Continental Resources, Inc.
3,470,000	4.38%, 01/15/2028(4)	3,773,625
875,000	4.90%, 06/01/2044(4)	911,067
785,000	5.75%, 01/15/2031(1)	910,600
915,000	Delek & Avner Tamar Bond Ltd. 5.41%, 12/30/2025(1)	935,195
3,345,000	Devon Financing Co. LLC 7.88%, 09/30/2031	4,543,873
	Empresa Nacional del Petroleo
200,000	4.50%, 09/14/2047(7)	198,322
630,000	5.25%, 11/06/2029(7)	704,340
	Energean Israel Finance Ltd.
835,000	4.50%, 03/30/2024(1)(7)	855,641
795,000	4.88%, 03/30/2026(1)(7)	819,844
490,000	5.88%, 03/30/2031(1)(7)	505,357
1,650,000	EQT Corp. 3.90%, 10/01/2027	1,720,273
	Equinor ASA
3,685,000	2.38%, 05/22/2030	3,724,793
3,365,000	3.63%, 04/06/2040	3,677,179
2,055,000	3.70%, 04/06/2050	2,221,225
	Hess Corp.
2,980,000	7.13%, 03/15/2033	3,898,473
10,742,000	7.30%, 08/15/2031	14,134,140
515,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(1)	490,538
	Leviathan Bond Ltd.
810,000	6.13%, 06/30/2025(1)(7)	885,937
1,165,000	6.50%, 06/30/2027(1)(7)	1,292,731
715,000	6.75%, 06/30/2030(1)(7)	801,143
14,745,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	16,617,805
	NAK Naftogaz Ukraine via Kondor Finance plc
299,000	7.63%, 11/08/2026(1)	298,285
400,000	7.63%, 11/08/2026(7)	399,044
	Occidental Petroleum Corp.
360,000	2.90%, 08/15/2024	359,100
2,070,000	3.00%, 02/15/2027	1,975,546
515,000	3.20%, 08/15/2026	500,838
720,000	3.40%, 04/15/2026	712,037

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Oil & Gas - 1.2% - (continued)
$6,972,000	4.20%, 03/15/2048	$5,875,374
1,098,000	4.40%, 04/15/2046	966,240
1,285,000	5.50%, 12/01/2025	1,381,375
640,000	6.13%, 01/01/2031	712,000
324,000	6.38%, 09/01/2028	362,880
	Ovintiv Exploration, Inc.
1,310,000	5.38%, 01/01/2026	1,467,105
2,180,000	5.63%, 07/01/2024	2,431,249
	Petrobras Global Finance B.V.
770,000	5.60%, 01/03/2031	831,215
2,365,000	6.75%, 06/03/2050	2,587,807
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024(7)(12)	18,923
190,000	9.00%, 11/17/2021(7)(12)	8,265
	Petroleos Mexicanos
500,000	5.35%, 02/12/2028	491,200
75,000	5.95%, 01/28/2031	72,405
300,000	6.38%, 01/23/2045	258,750
50,000	6.75%, 09/21/2047	44,200
4,415,000	7.69%, 01/23/2050	4,249,879
880,000	Range Resources Corp. 8.25%, 01/15/2029(1)	954,598
	Saudi Arabian Oil Co.
2,625,000	1.63%, 11/24/2025(1)	2,658,186
2,975,000	2.25%, 11/24/2030(1)	2,875,013
6,174,000	2.88%, 04/16/2024(1)	6,518,210
	Shell International Finance B.V.
4,199,000	4.00%, 05/10/2046	4,699,971
1,056,000	4.38%, 05/11/2045	1,249,093
2,320,000	4.55%, 08/12/2043	2,782,678
1,735,000	Sinopec Group Overseas Development Ltd. 2.70%, 05/13/2030(1)	1,735,797
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(7)	766,542
495,000	6.95%, 03/18/2030(7)	612,622
	Suncor Energy, Inc.
3,605,000	3.75%, 03/04/2051	3,600,811
3,955,000	4.00%, 11/15/2047	4,118,721
	Sunoco L.P. / Sunoco Finance Corp.
490,000	4.50%, 05/15/2029(1)	494,900
1,425,000	5.50%, 02/15/2026	1,469,959
820,000	6.00%, 04/15/2027	862,271
4,290,000	Transocean, Inc. 6.80%, 03/15/2038(4)	2,048,003
	Valero Energy Corp.
3,570,000	2.15%, 09/15/2027	3,550,169
3,130,000	4.00%, 04/01/2029	3,414,442
3,460,000	4.35%, 06/01/2028	3,857,866
	YPF S.A.
823,000	8.50%, 03/23/2025(1)	678,152
2,020,000	8.50%, 03/23/2025(7)	1,664,480

		187,745,987

	Oil & Gas Services - 0.1%
885,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc ..4.49%, 05/01/2030	1,019,777
475,000	Borets Finance DAC 6.00%, 09/17/2026(7)	486,400
7,675,000	Halliburton Co. 4.85%, 11/15/2035	8,669,280
6,865,000	Schlumberger Investment S.A. 2.65%, 06/26/2030	7,017,974

		17,193,431

	Packaging & Containers - 0.3%
4,700,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(1)(10)	4,917,375

The accompanying notes are an integral part of these financial statements.

27

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 41.6% - (continued)
		Packaging & Containers - 0.3% - (continued)
$		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	1,040,000	4.13%, 08/15/2026(1)	$1,069,900
	870,000	5.25%, 04/30/2025(1)	912,413
	4,595,000	5.25%, 08/15/2027(1)	4,696,484
	200,000	6.00%, 02/15/2025(1)	206,354
	490,000	Ball Corp. 2.88%, 08/15/2030	473,178
	2,510,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	2,673,150
	2,283,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	2,369,754
	5,230,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	5,314,987
	995,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	982,563
	1,725,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	1,677,563
	390,000	OI European Group B.V. 4.00%, 03/15/2023(1)	400,725
		Owens-Brockway Glass Container, Inc.
	2,960,000	5.88%, 08/15/2023(1)	3,204,200
	2,710,000	6.38%, 08/15/2025(1)	3,004,712
EUR	2,830,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	3,415,227
	$1,590,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(1)	1,663,538

			36,982,123

		Pharmaceuticals - 2.0%
		AbbVie, Inc.
	7,100,000	2.30%, 11/21/2022	7,305,451
	15,320,000	2.95%, 11/21/2026	16,399,477
	6,455,000	4.05%, 11/21/2039	7,218,527
	7,950,000	4.25%, 11/21/2049	9,032,026
	7,590,000	4.45%, 05/14/2046	8,787,213
	2,840,000	4.63%, 10/01/2042	3,340,293
	1,118,000	4.70%, 05/14/2045	1,330,302
	3,702,000	4.85%, 06/15/2044	4,511,607
	17,470,000	AmerisourceBergen Corp. 2.70%, 03/15/2031	17,579,019
	11,865,000	AstraZeneca plc 3.38%, 11/16/2025	12,999,477
		Bausch Health Cos., Inc.
	4,635,000	5.00%, 01/30/2028(1)	4,704,108
	3,240,000	5.00%, 02/15/2029(1)	3,244,990
	2,050,000	5.25%, 01/30/2030(1)	2,060,250
	490,000	5.25%, 02/15/2031(1)	490,666
	1,970,000	6.13%, 04/15/2025(1)	2,014,325
	2,550,000	7.00%, 01/15/2028(1)	2,776,312
	360,000	9.00%, 12/15/2025(1)	390,150
		Bayer U.S. Finance LLC
	2,900,000	4.20%, 07/15/2034(1)	3,156,790
	7,820,000	4.25%, 12/15/2025(1)	8,724,604
		Bristol-Myers Squibb Co.
	4,125,000	1.13%, 11/13/2027	4,039,845
	5,000,000	1.45%, 11/13/2030(4)	4,710,429
	5,935,000	2.35%, 11/13/2040	5,490,000
	5,110,000	2.55%, 11/13/2050	4,577,536
	10,000,000	3.20%, 06/15/2026	10,952,147
	2,000,000	3.25%, 08/01/2042	2,104,433
	4,384,000	3.88%, 08/15/2025	4,893,449
	4,655,000	4.25%, 10/26/2049	5,517,027
	555,000	4.35%, 11/15/2047	665,320
	90,000	4.55%, 02/20/2048	110,660
		Cigna Corp.
	7,085,000	1.25%, 03/15/2026	7,070,519
	2,095,000	2.38%, 03/15/2031	2,067,490
	1,655,000	3.20%, 03/15/2040	1,671,940
	4,305,000	3.25%, 04/15/2025	4,642,519
	13,680,000	4.13%, 11/15/2025	15,372,434

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Pharmaceuticals - 2.0% - (continued)
	CVS Health Corp.
$3,280,000	3.00%, 08/15/2026	$3,519,898
4,605,000	4.13%, 04/01/2040	5,084,766
14,295,000	4.78%, 03/25/2038	17,023,487
3,455,000	5.13%, 07/20/2045	4,302,771
	Eli Lilly and Co.
3,655,000	2.50%, 09/15/2060	3,128,155
4,200,000	4.15%, 03/15/2059	5,015,209
1,000,000	Endo Luxembourg Finance Co. S.a.r.l. / Endo US, Inc. 6.13%, 04/01/2029(1)	990,000
8,110,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	8,964,572
590,000	Jazz Securities DAC 4.38%, 01/15/2029(1)	603,275
	Johnson & Johnson
2,790,000	2.10%, 09/01/2040	2,543,027
6,420,000	3.63%, 03/03/2037	7,242,330
9,185,000	Merck & Co., Inc. 3.90%, 03/07/2039	10,506,816
1,025,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(1)	1,078,813
910,000	Perrigo Finance Unlimited Co. 3.90%, 12/15/2024	972,722
	Pfizer, Inc.
8,535,000	2.63%, 04/01/2030	8,931,370
4,525,000	4.00%, 12/15/2036	5,298,955
2,725,000	4.00%, 03/15/2049	3,156,768
	Teva Pharmaceutical Finance Netherlands B.V.
1,765,000	2.80%, 07/21/2023	1,747,579
18,360,000	3.15%, 10/01/2026	17,258,400
1,735,000	6.75%, 03/01/2028(4)	1,891,150

		299,211,398

	Pipelines - 1.5%
3,100,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	3,158,931
	Buckeye Partners L.P.
837,000	3.95%, 12/01/2026	837,000
1,005,000	4.13%, 03/01/2025(1)	1,030,125
1,030,000	4.50%, 03/01/2028(1)	1,031,288
1,154,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	1,204,487
1,265,000	Cheniere Energy, Inc. 4.63%, 10/15/2028(1)	1,318,952
5,510,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	6,047,225
	Energy Transfer Operating L.P.
8,950,000	3.75%, 05/15/2030	9,308,659
2,275,000	4.90%, 03/15/2035	2,486,861
1,190,000	5.15%, 03/15/2045	1,258,580
9,000,000	5.25%, 04/15/2029	10,317,800
4,958,000	5.30%, 04/15/2047	5,266,931
940,000	6.05%, 06/01/2041	1,096,999
4,045,000	6.13%, 12/15/2045	4,709,427
3,910,000	6.25%, 04/15/2049	4,663,669
2,935,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	3,034,056
	Enterprise Products Operating LLC
1,430,000	4.20%, 01/31/2050	1,531,980
4,115,000	4.80%, 02/01/2049	4,791,178
1,516,000	4.85%, 08/15/2042	1,774,729
1,200,000	5.10%, 02/15/2045	1,435,657
	EQM Midstream Partners L.P.
1,505,000	4.50%, 01/15/2029(1)	1,493,712
1,150,000	4.75%, 01/15/2031(1)	1,138,374
795,000	6.00%, 07/01/2025(1)	868,538

The accompanying notes are an integral part of these financial statements.

28

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Pipelines - 1.5% - (continued)
$805,000	6.50%, 07/01/2027(1)	$888,908
1,500,000	6.50%, 07/15/2048	1,521,975
	Galaxy Pipeline Assets Bidco Ltd.
1,680,000	1.75%, 09/30/2027(1)	1,687,881
15,455,000	2.16%, 03/31/2034(1)	15,156,324
1,585,000	2.63%, 03/31/2036(1)	1,535,541
920,000	2.94%, 09/30/2040(1)	899,428
790,000	3.25%, 09/30/2040(1)	769,304
2,730,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	2,783,185
	MPLX L.P.
3,750,000	4.00%, 02/15/2025	4,097,018
6,490,000	4.25%, 12/01/2027	7,281,089
6,900,000	4.90%, 04/15/2058	7,679,761
2,450,000	5.20%, 03/01/2047	2,863,808
4,780,000	5.20%, 12/01/2047	5,539,146
	ONEOK, Inc.
810,000	3.10%, 03/15/2030	821,407
7,835,000	3.40%, 09/01/2029	8,166,114
11,350,000	6.35%, 01/15/2031	14,311,298
8,305,000	Phillips 66 Partners L.P. 3.15%, 12/15/2029	8,497,092
	Sabine Pass Liquefaction LLC
1,345,000	5.00%, 03/15/2027	1,545,803
4,000,000	5.88%, 06/30/2026	4,733,935
5,065,000	Southern Natural Gas Co. LLC 0.63%, 04/28/2023(1)	5,063,499
	Sunoco Logistics Partners Operations L.P.
5,100,000	5.30%, 04/01/2044	5,389,817
1,065,000	5.35%, 05/15/2045	1,136,802
2,770,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.00%, 03/01/2027(1)	2,810,719
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
470,000	4.88%, 02/01/2031(1)	490,426
5,175,000	6.50%, 07/15/2027	5,627,812
	TransCanada PipeLines Ltd.
6,160,000	4.10%, 04/15/2030	6,910,981
5,840,000	4.63%, 03/01/2034	6,708,472
1,195,000	5.10%, 03/15/2049	1,489,828
2,870,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	3,199,511
	Western Midstream Operating L.P.
5,200,000	5.30%, 02/01/2030	5,674,500
1,675,000	6.50%, 02/01/2050	1,895,246
	Williams Cos., Inc.
371,000	4.90%, 01/15/2045	414,522
4,145,000	5.10%, 09/15/2045	4,772,390
4,100,000	5.40%, 03/04/2044	4,839,677
3,734,000	6.30%, 04/15/2040	4,868,510

		221,876,887

	Real Estate - 0.1%
	CIFI Holdings Group Co., Ltd.
520,000	4.38%, 04/12/2027(7)	507,968
1,035,000	5.25%, 05/13/2026(7)	1,056,032
200,000	6.00%, 07/16/2025(7)	211,100
	Country Garden Holdings Co., Ltd.
480,000	3.13%, 10/22/2025(7)	482,400
525,000	3.30%, 01/12/2031(7)	497,704
200,000	4.20%, 02/06/2026(7)	208,313
200,000	5.40%, 05/27/2025(7)	213,806
860,000	5.63%, 01/14/2030(7)	930,825
225,000	6.15%, 09/17/2025(7)	247,185

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Real Estate - 0.1% - (continued)
$8,745,000	Crown Castle International Corp. 3.20%, 09/01/2024	$9,379,244
	Times China Holdings Ltd.
530,000	5.75%, 01/14/2027(7)	503,810
1,135,000	6.20%, 03/22/2026(7)	1,117,757
575,000	6.75%, 07/08/2025(7)	585,697
	Yuzhou Group Holdings Co., Ltd.
1,015,000	6.35%, 01/13/2027(7)	841,110
1,525,000	7.70%, 02/20/2025(7)	1,338,922

		18,121,873

	Real Estate Investment Trusts - 1.0%
	American Tower Corp.
3,020,000	1.50%, 01/31/2028	2,916,898
34,495,000	1.60%, 04/15/2026	34,650,587
5,795,000	2.95%, 01/15/2051	5,302,815
	Brixmor Operating Partnership L.P.
3,165,000	2.25%, 04/01/2028	3,130,275
2,240,000	4.05%, 07/01/2030	2,457,951
14,470,000	4.13%, 05/15/2029	15,894,669
	Equinix, Inc.
2,645,000	1.80%, 07/15/2027	2,620,862
7,655,000	2.15%, 07/15/2030	7,359,640
825,000	Essex Portfolio L.P. 2.65%, 09/01/2050	703,663
	GLP Capital L.P. / GLP Financing II, Inc.
158,000	4.00%, 01/15/2030	167,243
7,675,000	4.00%, 01/15/2031	8,109,021
4,815,000	5.75%, 06/01/2028	5,605,688
490,000	Iron Mountain, Inc. 4.50%, 02/15/2031(1)	488,667
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
3,075,000	4.25%, 02/01/2027(1)	3,018,943
365,000	5.25%, 10/01/2025(1)	368,650
11,200,000	National Retail Properties, Inc. 2.50%, 04/15/2030	11,200,994
860,000	Prologis L.P. 2.13%, 10/15/2050	710,026
515,000	SBA Communications Corp. 3.13%, 02/01/2029(1)	493,356
3,885,000	Simon Property Group L.P. 3.25%, 09/13/2049	3,737,436
5,605,000	UDR, Inc. 2.10%, 08/01/2032	5,289,612
	VEREIT Operating Partnership L.P.
1,115,000	2.20%, 06/15/2028	1,121,932
1,350,000	2.85%, 12/15/2032	1,393,658
3,675,000	3.40%, 01/15/2028	3,970,338
	VICI Properties L.P. / VICI Note Co., Inc.
285,000	3.50%, 02/15/2025(1)	291,056
185,000	3.75%, 02/15/2027(1)	186,486
1,200,000	4.25%, 12/01/2026(1)	1,237,500
1,000,000	4.63%, 12/01/2029(1)	1,038,410
	Welltower, Inc.
18,460,000	3.63%, 03/15/2024	19,930,593
2,620,000	4.00%, 06/01/2025	2,903,266

		146,300,235

	Retail - 1.0%
	1011778 BC ULC / New Red Finance, Inc.
3,330,000	3.50%, 02/15/2029(1)	3,246,750
1,780,000	3.88%, 01/15/2028(1)	1,802,250
840,000	4.00%, 10/15/2030(1)	819,000
4,020,000	4.38%, 01/15/2028(1)	4,070,250

The accompanying notes are an integral part of these financial statements.

29

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Retail - 1.0% - (continued)
$1,340,000	Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC 5.13%, 04/15/2029(1) 5.13%, 04/15/2029(1)	$1,365,527
1,515,000	CEC Entertainment LLC 6.75%, 05/01/2026(1)	1,504,092
3,407,000	CVS Health Corp. 2.88%, 06/01/2026	3,632,576
	CVS Pass-Through Trust
9,977	6.04%, 12/10/2028	11,538
23,235	6.94%, 01/10/2030	28,282
2,125,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	2,183,437
1,180,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	1,178,525
	Home Depot, Inc.
6,340,000	0.90%, 03/15/2028(4)	6,101,187
1,010,000	3.30%, 04/15/2040	1,071,634
3,627,000	3.50%, 09/15/2056	3,897,409
5,710,000	4.50%, 12/06/2048	7,140,648
5,215,000	5.88%, 12/16/2036	7,225,361
475,000	Jollibee Worldwide Pte Ltd. 4.75%, 06/24/2030(7)	488,300
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
1,275,000	4.75%, 06/01/2027(1)	1,340,344
1,600,000	5.25%, 06/01/2026(1)	1,644,816
	L Brands, Inc.
2,295,000	5.25%, 02/01/2028	2,515,894
2,190,000	6.63%, 10/01/2030(1)	2,523,887
3,190,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	3,269,750
	Lithia Motors, Inc.
735,000	4.63%, 12/15/2027(1)	771,750
1,315,000	5.25%, 08/01/2025(1)	1,357,738
	Lowe’s Cos., Inc.
11,540,000	3.38%, 09/15/2025	12,625,283
7,370,000	3.70%, 04/15/2046	7,795,366
222,000	4.25%, 09/15/2044	243,178
	Macy’s Retail Holdings LLC
75,000	2.88%, 02/15/2023	75,102
599,000	3.63%, 06/01/2024(4)	605,709
410,000	4.30%, 02/15/2043	321,645
185,000	4.50%, 12/15/2034	166,038
92,000	5.13%, 01/15/2042	79,120
1,607,000	5.88%, 04/01/2029(1)(4)	1,649,103
	Magic Mergeco, Inc.
2,890,000	5.25%, 05/01/2028(1)	2,926,125
1,305,000	7.88%, 05/01/2029(1)	1,341,031
	McDonald’s Corp.
9,130,000	1.45%, 09/01/2025	9,278,030
5,262,000	3.38%, 05/26/2025	5,733,347
7,670,000	3.63%, 09/01/2049	8,066,542
550,000	4.20%, 04/01/2050	633,426
3,615,000	4.60%, 05/26/2045	4,278,205
5,000,000	6.30%, 10/15/2037	7,025,720
2,030,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.13%, 04/01/2026(1)	2,076,446
7,340,000	O’Reilly Automotive, Inc. 3.90%, 06/01/2029	8,115,054
	PetSmart, Inc.
1,685,000	4.75%, 02/15/2028(1)	1,732,938
425,000	7.75%, 02/15/2029(1)	460,785
4,818,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	5,076,967
6,485,000	Staples, Inc. 7.50%, 04/15/2026(1)	6,711,975

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Retail - 1.0% - (continued)
$4,915,000	United Rentals North America, Inc. 4.88%, 01/15/2028	$5,203,756
2,600,000	Walmart, Inc. 3.95%, 06/28/2038	3,030,602
	Yum! Brands, Inc.
500,000	3.63%, 03/15/2031	493,505
690,000	4.75%, 01/15/2030(1)	738,300
220,000	7.75%, 04/01/2025(1)	240,627

		155,914,870

	Semiconductors - 1.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
3,545,000	3.50%, 01/15/2028	3,795,450
3,171,000	3.88%, 01/15/2027	3,472,450
	Broadcom, Inc.
1,015,000	2.45%, 02/15/2031(1)	967,533
5,600,000	2.60%, 02/15/2033(1)	5,284,149
3,639,000	3.15%, 11/15/2025	3,895,992
17,971,000	3.42%, 04/15/2033(1)	18,207,604
5,034,000	3.47%, 04/15/2034(1)	5,085,797
5,255,000	3.50%, 02/15/2041(1)	5,055,361
13,370,000	4.11%, 09/15/2028	14,761,060
11,030,000	4.15%, 11/15/2030	12,050,474
6,700,000	4.30%, 11/15/2032	7,390,185
2,960,000	Entegris, Inc. 4.63%, 02/10/2026(1)	3,062,682
	Intel Corp.
4,860,000	3.10%, 02/15/2060	4,644,696
5,035,000	3.25%, 11/15/2049	5,078,093
1,700,000	4.10%, 05/19/2046	1,943,932
4,930,000	4.60%, 03/25/2040	5,997,706
	Marvell Technology, Inc.
21,675,000	1.65%, 04/15/2026(1)	21,601,289
10,375,000	2.45%, 04/15/2028(1)	10,419,750
	Microchip Technology, Inc.
15,455,000	0.97%, 02/15/2024(1)	15,434,819
15,755,000	2.67%, 09/01/2023(1)	16,429,637
	Micron Technology, Inc.
435,000	4.19%, 02/15/2027	488,706
5,930,000	4.98%, 02/06/2026	6,844,733
	NVIDIA Corp.
990,000	3.50%, 04/01/2040	1,082,476
4,740,000	3.50%, 04/01/2050	5,099,724
1,180,000	3.70%, 04/01/2060	1,300,719
	NXP B.V. / NXP Funding LLC
10,000,000	3.88%, 09/01/2022(1)	10,421,610
9,163,000	4.88%, 03/01/2024(1)	10,166,956
	QUALCOMM, Inc.
8,000,000	1.65%, 05/20/2032	7,463,301
3,676,000	4.80%, 05/20/2045	4,668,302
	Sensata Technologies B.V.
1,020,000	5.00%, 10/01/2025(1)	1,132,200
1,475,000	5.63%, 11/01/2024(1)	1,644,625

		214,892,011

	Software - 1.4%
	Activision Blizzard, Inc.
540,000	1.35%, 09/15/2030	493,933
595,000	2.50%, 09/15/2050	510,968
2,225,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	2,190,001
995,000	BY Crown Parent LLC / BY Bond Finance, Inc.4.25%, 01/31/2026(1)	1,042,262
1,215,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	1,303,087

The accompanying notes are an integral part of these financial statements.

30

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 41.6% - (continued)
		Software - 1.4% - (continued)
	$1,675,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	$1,702,219
	3,780,000	Fidelity National Information Services, Inc. 3.10%, 03/01/2041	3,745,820
		Fiserv, Inc.
	13,810,000	2.25%, 06/01/2027	14,256,808
	11,730,000	3.20%, 07/01/2026	12,718,816
	3,300,000	4.40%, 07/01/2049	3,852,954
		IQVIA, Inc.
EUR	820,000	2.25%, 01/15/2028(1)	995,703
	$1,390,000	5.00%, 05/15/2027(1)	1,454,287
		Microsoft Corp.
	13,045,000	2.53%, 06/01/2050	12,130,605
	1,040,000	2.68%, 06/01/2060	959,107
	16,040,000	2.92%, 03/17/2052	15,981,323
	4,915,000	3.04%, 03/17/2062	4,897,437
	3,045,000	3.45%, 08/08/2036	3,391,916
	3,805,000	3.50%, 02/12/2035	4,298,348
	460,000	MSCI, Inc. 3.63%, 09/01/2030(1)	467,328
	2,370,000	Open Text Corp. 3.88%, 02/15/2028(1)	2,399,625
	1,625,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	1,643,249
		Oracle Corp.
	21,965,000	2.30%, 03/25/2028	22,309,218
	6,000,000	2.65%, 07/15/2026	6,323,400
	15,065,000	2.88%, 03/25/2031	15,306,429
	16,315,000	3.60%, 04/01/2040	16,686,016
	7,785,000	3.60%, 04/01/2050	7,667,455
	2,100,000	3.85%, 07/15/2036	2,251,457
	12,610,000	3.85%, 04/01/2060	12,629,309
	14,500,000	3.90%, 05/15/2035	15,728,299
	4,685,000	3.95%, 03/25/2051	4,861,651
	3,385,000	4.00%, 11/15/2047	3,528,756
	5,000,000	4.10%, 03/25/2061	5,212,181
	4,300,000	6.50%, 04/15/2038	5,939,557
		PTC, Inc.
	400,000	3.63%, 02/15/2025(1)	410,380
	440,000	4.00%, 02/15/2028(1)	451,647
	4,095,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,350,426
	1,293,000	Western Digital Corp. 4.75%, 02/15/2026	1,432,806

			215,524,783

		Telecommunications - 2.5%
EUR	1,330,000	Altice France Holding S.A. 8.00%, 05/15/2027(1)	1,739,064
		Altice France S.A.
	$2,825,000	5.13%, 07/15/2029(1)	2,828,842
	660,000	5.50%, 01/15/2028(1)	679,932
	4,020,000	7.38%, 05/01/2026(1)	4,167,936
	4,075,000	8.13%, 02/01/2027(1)	4,462,125
		AT&T, Inc.
	14,370,000	1.70%, 03/25/2026	14,434,527
	49,013,000	2.55%, 12/01/2033(1)	46,678,515
	4,450,000	3.30%, 02/01/2052	4,044,608
	4,855,000	3.50%, 06/01/2041	4,776,113
	17,619,000	3.50%, 09/15/2053(1)	16,186,590
	9,502,000	3.55%, 09/15/2055(1)	8,740,446
	5,295,000	3.65%, 06/01/2051	5,090,142
	17,067,000	3.65%, 09/15/2059(1)	15,715,379
	13,720,000	3.80%, 12/01/2057(1)	13,047,579
	10,395,000	4.30%, 02/15/2030	11,721,178

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Telecommunications - 2.5% - (continued)
$870,000	4.35%, 03/01/2029	$987,026
905,000	4.50%, 05/15/2035	1,025,383
1,085,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(7)	1,193,717
	Bharti Airtel Ltd.
510,000	3.25%, 06/03/2031(1)	497,174
2,185,000	4.38%, 06/10/2025(7)	2,353,668
1,835,000	Embarq Corp. 8.00%, 06/01/2036	2,136,656
	Frontier Communications Corp.
1,720,000	5.00%, 05/01/2028(1)	1,756,550
1,850,000	5.88%, 10/15/2027(1)	1,965,625
2,985,000	6.75%, 05/01/2029(1)	3,154,772
1,955,000	6.88%, 01/15/2025(12)	1,388,050
1,190,000	10.50%, 09/15/2022(12)	904,400
485,000	Level 3 Financing, Inc. 3.75%, 07/15/2029(1)	472,875
500,000	Ligado Networks LLC (15.50% Cash, 15.50% PIK) 15.50%, 11/01/2023(1)(10)	492,500
	Millicom International Cellular S.A.
295,000	4.50%, 04/27/2031(1)	313,438
603,000	6.25%, 03/25/2029(1)	673,852
435,000	Nokia Oyj 4.38%, 06/12/2027	475,509
1,290,000	Ooredoo International Finance Ltd. 2.63%, 04/08/2031(1)	1,301,713
465,000	Oztel Holdings SPC Ltd. 5.63%, 10/24/2023(7)	495,923
	Sprint Corp.
3,253,000	7.13%, 06/15/2024	3,756,792
3,725,000	7.88%, 09/15/2023	4,246,500
12,555,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	14,355,136
	T-Mobile USA, Inc.
2,160,000	2.05%, 02/15/2028(1)	2,144,016
1,330,000	2.25%, 02/15/2026	1,338,419
3,175,000	2.63%, 04/15/2026	3,229,610
15,175,000	3.88%, 04/15/2030(1)	16,530,127
13,135,000	4.38%, 04/15/2040(1)	14,575,384
3,215,000	4.50%, 04/15/2050(1)	3,625,909
670,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	832,810
570,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	622,554
500,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	532,055
	Telefonica Emisiones S.A.
2,510,000	4.67%, 03/06/2038	2,853,299
10,820,000	5.21%, 03/08/2047	12,804,324
465,000	Tower Bersama Infrastructure Tbk PT 4.25%, 01/21/2025(7)	488,826
	VEON Holdings B.V.
10,220,000	3.38%, 11/25/2027(1)	10,293,788
1,850,000	3.38%, 11/25/2027(7)	1,863,357
1,555,000	4.00%, 04/09/2025(7)	1,633,216
	Verizon Communications, Inc.
1,465,000	1.45%, 03/20/2026	1,471,661
525,000	1.75%, 01/20/2031	493,055
970,000	2.10%, 03/22/2028	976,843
2,805,000	2.55%, 03/21/2031	2,814,023
10,683,000	2.99%, 10/30/2056	10,979,464
10,683,000	2.99%, 10/30/2056(1)	9,531,096
12,025,000	3.40%, 03/22/2041	12,301,257
7,915,000	3.55%, 03/22/2051	8,025,580
9,585,000	4.13%, 08/15/2046	10,714,969
13,115,000	4.50%, 08/10/2033	15,449,268
11,923,000	4.52%, 09/15/2048	14,080,069
4,790,000	4.81%, 03/15/2039	5,805,437

The accompanying notes are an integral part of these financial statements.

31

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 41.6% - (continued)
	Telecommunications - 2.5% - (continued)
	Vodafone Group plc
$6,500,000	4.13%, 05/30/2025	$7,271,906
6,355,000	5.25%, 05/30/2048	8,018,120
1,402,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(1)	1,468,595

		381,029,272

	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
1,045,000	3.38%, 04/01/2026(1)	1,081,575
1,040,000	5.88%, 12/15/2027(1)	1,142,700
494,000	6.75%, 12/31/2025(1)	518,947

		2,743,222

	Transportation - 0.4%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	10,016,886
	CSX Corp.
1,000,000	4.50%, 03/15/2049	1,179,977
565,000	6.00%, 10/01/2036	764,844
	FedEx Corp.
10,520,000	4.05%, 02/15/2048	11,446,853
4,000,000	4.10%, 02/01/2045	4,324,317
3,734,000	Norfolk Southern Corp. 4.65%, 01/15/2046	4,481,502
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(1)	10,448,467
4,520,000	3.45%, 07/01/2024(1)	4,866,985
9,895,000	4.88%, 07/11/2022(1)	10,393,184
	Rumo Luxembourg S.a.r.l.
465,000	5.25%, 01/10/2028(1)	494,295
566,000	5.88%, 01/18/2025(1)	596,847
800,000	5.88%, 01/18/2025(7)	843,600
	Russian Railways Via RZD Capital plc
200,000	4.38%, 03/01/2024(7)	213,240
675,000	5.70%, 04/05/2022(7)	701,865
4,175,000	Union Pacific Corp. 3.80%, 04/06/2071(1)	4,324,868

		65,097,730

	Trucking & Leasing - 0.1%
14,425,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	14,291,424

	Water - 0.0%
	American Water Capital Corp.
3,365,000	3.45%, 05/01/2050	3,482,453
1,195,000	3.75%, 09/01/2047	1,304,764

		4,787,217

	Total Corporate Bonds (cost $6,029,618,086)	$6,319,509,002

FOREIGN GOVERNMENT OBLIGATIONS - 3.8%
	Angola - 0.0%
	Angolan Government International Bond
$1,455,000	8.00%, 11/26/2029(7)	$1,464,094
1,495,000	9.38%, 05/08/2048(7)	1,537,263

		3,001,357

	Argentina - 0.3%
	Argentine Republic Government International Bond
30,620,922	0.13%, 07/09/2030(9)	11,022,613
61,012,751	0.13%, 07/09/2035(9)	19,219,627
4,797,161	0.13%, 01/09/2038(9)	1,806,179
32,080,000	0.13%, 07/09/2041(9)	11,404,761
3,299,015	1.00%, 07/09/2029	1,242,805

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
		Argentina - 0.3% - (continued)
		Provincia de Cordoba
	$432,603	3.00%, 12/10/2025(1)(9)	$295,597
	1,695,104	3.00%, 06/01/2027(7)(9)	991,653
	1,348,426	6.88%, 02/01/2029(7)	765,232

			46,748,467

		Armenia - 0.0%
		Republic of Armenia International Bond
	2,370,000	3.60%, 02/02/2031(1)	2,167,839
	940,000	3.95%, 09/26/2029(7)	899,063

			3,066,902

		Azerbaijan - 0.1%
		Republic of Azerbaijan International Bond
	2,055,000	3.50%, 09/01/2032(7)	2,072,139
	1,315,000	4.75%, 03/18/2024(7)	1,428,419
	565,000	5.13%, 09/01/2029(7)	627,071
		Southern Gas Corridor CJSC
	1,394,000	6.88%, 03/24/2026(1)	1,672,884
	3,210,000	6.88%, 03/24/2026(7)	3,852,192

			9,652,705

		Bermuda - 0.0%
		Bermuda Government International Bond
	325,000	3.38%, 08/20/2050(1)	318,825
	1,525,000	4.75%, 02/15/2029(1)	1,763,815

			2,082,640

		Brazil - 0.1%
		Brazilian Government International Bond
	2,610,000	3.88%, 06/12/2030	2,589,799
	4,080,000	4.75%, 01/14/2050	3,829,080
	11,904,000	5.00%, 01/27/2045	11,715,798
	1,520,000	5.63%, 02/21/2047	1,601,791

			19,736,468

		Bulgaria - 0.0%
EUR	1,485,000	Bulgaria Government International Bond 1.38%, 09/23/2050(7)	1,701,430

		China - 0.0%
CNY	28,380,000	China Government Bond 2.68%, 05/21/2030	4,202,512

		Colombia - 0.2%
		Colombia Government International Bond
	$7,805,000	3.00%, 01/30/2030	7,648,900
	9,500,000	3.13%, 04/15/2031	9,300,025
	2,185,000	3.25%, 04/22/2032	2,142,261
	4,190,000	4.13%, 05/15/2051	3,947,441
	12,495,000	5.00%, 06/15/2045	13,280,936

			36,319,563

		Croatia - 0.1%
		Croatia Government International Bond
EUR	9,430,000	1.13%, 06/19/2029(7)	11,616,960
	3,595,000	1.50%, 06/17/2031(7)	4,507,376
	2,165,000	1.75%, 03/04/2041(7)	2,624,526
	182,000	2.75%, 01/27/2030(7)	253,180

			19,002,042

		Dominican Republic - 0.1%
		Dominican Republic International Bond
	$791,000	4.88%, 09/23/2032(1)	827,782
	2,995,000	5.30%, 01/21/2041(1)	3,044,417
	424,000	6.00%, 07/19/2028(7)	483,894
	2,160,000	6.40%, 06/05/2049(7)	2,354,400

The accompanying notes are an integral part of these financial statements.

32

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
		Dominican Republic - 0.1% - (continued)
	$410,000	6.40%, 06/05/2049(1)	$446,900

			7,157,393

		Ecuador - 0.0%
	1,226,000	Ecuador Government International Bond 0.50%, 07/31/2035(7)(9)	833,692

		Egypt - 0.1%
		Egypt Government International Bond
	1,750,000	3.88%, 02/16/2026(1)	1,705,270
EUR	240,000	5.63%, 04/16/2030(7)	289,371
	250,000	5.63%, 04/16/2030(1)	301,428
	145,000	6.38%, 04/11/2031(7)	181,665
	$1,955,000	7.50%, 02/16/2061(1)	1,810,819
	210,000	7.90%, 02/21/2048(7)	206,245
	2,030,000	8.50%, 01/31/2047(7)	2,092,443

			6,587,241

		Ethiopia - 0.0%
	1,543,000	Ethiopia International Bond 6.63%, 12/11/2024(7)	1,473,565

		Gabon - 0.0%
		Gabon Government International Bond
	1,323,480	6.38%, 12/12/2024(7)	1,396,271
	515,000	6.63%, 02/06/2031(1)(4)	517,245
	750,000	6.63%, 02/06/2031(7)	753,270
	1,955,000	6.95%, 06/16/2025(7)	2,079,182

			4,745,968

		Ghana - 0.0%
		Ghana Government International Bond
	1,190,000	7.75%, 04/07/2029(1)	1,215,883
	740,000	7.88%, 02/11/2035(7)	727,834

			1,943,717

		Honduras - 0.0%
		Honduras Government International Bond
	1,225,000	5.63%, 06/24/2030(1)	1,286,250
	230,000	5.63%, 06/24/2030(7)	241,500
			1,527,750

		Hungary - 0.1%
		Hungary Government International Bond
EUR	315,000	1.50%, 11/17/2050(7)	354,699
	7,364,000	1.63%, 04/28/2032(7)	9,446,896
	1,330,000	1.75%, 06/05/2035(7)	1,692,469
	$372,000	5.38%, 02/21/2023	404,999

			11,899,063

		Indonesia - 0.2%
		Indonesia Government International Bond
EUR	460,000	1.10%, 03/12/2033	539,861
	$7,195,000	4.63%, 04/15/2043(7)	8,090,308
	980,000	4.75%, 07/18/2047(7)	1,126,339
	7,714,000	5.13%, 01/15/2045(7)	9,283,455
	1,411,000	5.25%, 01/08/2047(7)	1,735,706
		Perusahaan Penerbit SBSN Indonesia III
	1,910,000	4.15%, 03/29/2027(7)	2,125,391
	1,380,000	4.45%, 02/20/2029(7)	1,571,792

			24,472,852

		Ivory Coast - 0.0%
		Ivory Coast Government International Bond
EUR	1,540,000	4.88%, 01/30/2032(7)	1,858,241
	250,000	5.25%, 03/22/2030(7)	315,410
	356,000	5.25%, 03/22/2030(1)	449,144
	975,000	5.88%, 10/17/2031(7)	1,267,645
	295,000	6.63%, 03/22/2048(7)	369,992

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
		Ivory Coast - 0.0% - (continued)
EUR	395,000	6.88%, 10/17/2040(7)	$513,127

			4,773,559

		Jordan - 0.1%
		Jordan Government International Bond
	$1,235,000	4.95%, 07/07/2025(1)	1,276,990
	2,695,000	5.75%, 01/31/2027(7)	2,856,969
	1,345,000	5.85%, 07/07/2030(7)	1,393,140
	2,425,000	6.13%, 01/29/2026(7)	2,619,485
	492,000	7.38%, 10/10/2047(7)	515,631

			8,662,215

		Macedonia - 0.1%
		North Macedonia Government International Bond
EUR	1,480,000	1.63%, 03/10/2028(1)	1,719,900
	200,000	2.75%, 01/18/2025(7)	250,049
	2,045,000	3.68%, 06/03/2026(1)	2,675,346
	3,465,000	3.98%, 07/24/2021(7)	4,197,038

			8,842,333

		Mexico - 0.4%
		Mexico Government International Bond
	730,000	1.45%, 10/25/2033	819,411
	955,000	2.13%, 10/25/2051	940,310
	$200,000	4.35%, 01/15/2047	199,566
	30,708,000	4.50%, 01/31/2050	31,290,224
	4,417,000	4.60%, 01/23/2046	4,553,220
	9,125,000	4.75%, 04/27/2032	10,256,500
	72,000	4.75%, 03/08/2044	76,617
	15,625,000	5.00%, 04/27/2051	17,030,625

			65,166,473

		Mongolia - 0.0%
		Mongolia Government International Bond
	1,409,000	5.13%, 12/05/2022(7)	1,459,019
	756,000	5.13%, 04/07/2026(1)	810,000

			2,269,019

		Morocco - 0.0%
		Morocco Government International Bond
EUR	420,000	1.38%, 03/30/2026(7)	506,460
	2,288,000	1.50%, 11/27/2031(7)	2,580,696
	910,000	2.00%, 09/30/2030(7)	1,081,247

			4,168,403

		Oman - 0.0%
		Oman Government International Bond
	$640,000	6.25%, 01/25/2031(1)	688,000
	200,000	6.25%, 01/25/2031(7)	215,000
	400,000	7.00%, 01/25/2051(1)	407,945

			1,310,945

		Pakistan - 0.0%
		Pakistan Government International Bond
	700,000	6.00%, 04/08/2026(1)	719,152
	2,530,000	6.88%, 12/05/2027(7)	2,643,850
	1,605,000	7.38%, 04/08/2031(1)	1,685,250

			5,048,252

		Panama - 0.1%
		Panama Government International Bond
	1,570,000	3.16%, 01/23/2030	1,640,650
	1,830,000	3.87%, 07/23/2060	1,829,195
	2,243,000	4.30%, 04/29/2053	2,404,227
	475,000	4.50%, 04/16/2050	524,714
	6,150,000	4.50%, 04/01/2056	6,768,075
	4,365,000	Panama Notas del Tesoro 3.75%, 04/17/2026	4,694,557

			17,861,418

The accompanying notes are an integral part of these financial statements.

33

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
		Paraguay - 0.0%
	$410,000	Paraguay Government International Bond 4.70%, 03/27/2027(7)	$455,920

		Peru - 0.0%
		Peruvian Government International Bond
	1,150,000	2.78%, 01/23/2031	1,150,000
	820,000	3.23%, 07/28/2121	690,760
	1,165,000	3.55%, 03/10/2051	1,148,736

			2,989,496

		Philippines - 0.1%
		Philippine Government International Bond
	1,820,000	3.70%, 03/01/2041	1,928,985
	560,000	3.70%, 02/02/2042	593,334
	7,100,000	3.95%, 01/20/2040	7,748,154

			10,270,473

		Qatar - 0.0%
		Qatar Government International Bond
	790,000	4.40%, 04/16/2050(7)	918,470
	750,000	4.82%, 03/14/2049(1)	920,745
	750,000	5.10%, 04/23/2048(1)	950,427

			2,789,642

		Romania - 0.2%
		Romanian Government International Bond
EUR	1,165,000	1.38%, 12/02/2029(1)	1,394,284
	1,470,000	1.38%, 12/02/2029(7)	1,759,312
	445,000	2.00%, 01/28/2032(1)	537,676
	3,585,000	2.00%, 01/28/2032(7)	4,331,615
	1,365,000	2.00%, 04/14/2033(1)	1,618,030
	2,393,000	2.12%, 07/16/2031(7)	2,946,606
	2,235,000	2.12%, 07/16/2031(1)	2,752,054
	855,000	2.63%, 12/02/2040(1)	1,006,944
	430,000	2.63%, 12/02/2040(7)	506,416
	2,175,000	2.75%, 04/14/2041(1)	2,568,086
	450,000	2.88%, 03/11/2029(7)	597,765
	1,400,000	3.38%, 02/08/2038(7)	1,819,316
	160,000	3.38%, 01/28/2050(7)	200,732
	591,000	3.62%, 05/26/2030(1)	818,781
	1,761,000	3.88%, 10/29/2035(7)	2,453,367

			25,310,984

		Russia - 0.4%
		Russian Foreign Bond - Eurobond
	1,100,000	1.85%, 11/20/2032(7)	1,295,840
	$4,600,000	4.25%, 06/23/2027(7)	5,091,078
	6,200,000	4.38%, 03/21/2029(7)	6,939,722
	3,400,000	4.38%, 03/21/2029(1)	3,805,654
	4,600,000	4.75%, 05/27/2026(7)	5,189,444
	28,000,000	5.10%, 03/28/2035(7)	32,947,880
	1,200,000	5.25%, 06/23/2047(7)	1,476,000
	3,800,000	5.63%, 04/04/2042(7)	4,787,240

			61,532,858

		Saudi Arabia - 0.1%
		Saudi Government International Bond
	8,959,000	2.25%, 02/02/2033(1)	8,445,649
	450,000	2.90%, 10/22/2025(1)	478,116

			8,923,765

		Senegal - 0.0%
		Senegal Government International Bond
	965,000	6.25%, 05/23/2033(7)	1,010,838
	218,000	6.75%, 03/13/2048(1)	219,107
	2,465,000	6.75%, 03/13/2048(7)	2,477,522
	1,460,000	8.75%, 05/13/2021(7)	1,456,467

			5,163,934

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
		Serbia - 0.1%
		Serbia International Bond
EUR	586,000	1.50%, 06/26/2029(1)	$697,332
	3,640,000	1.50%, 06/26/2029(7)	4,331,552
	655,000	1.65%, 03/03/2033(1)	758,613
	1,776,000	3.13%, 05/15/2027(1)	2,347,113
	3,373,000	3.13%, 05/15/2027(7)	4,457,665

			12,592,275

		South Africa - 0.1%
	$6,435,000	Republic of South Africa Government International Bond 5.75%, 09/30/2049	6,201,731

		Supranational - 0.0%
MXN	154,000,000	International Finance Corp. 0.00%, 02/22/2038(11)	1,954,554

		Tunisia - 0.0%
		Banque Centrale de Tunisie International Bond
EUR	100,000	5.63%, 02/17/2024(7)	114,091
	$1,670,000	5.75%, 01/30/2025(7)	1,563,788
EUR	863,000	6.38%, 07/15/2026(7)	976,223

			2,654,102

		Turkey - 0.5%
		Turkey Government International Bond
	$450,000	3.25%, 03/23/2023	441,490
	2,175,000	4.75%, 01/26/2026	2,091,950
	12,060,000	4.88%, 10/09/2026	11,517,300
	9,000,000	4.88%, 04/16/2043	6,930,720
	13,425,000	5.13%, 02/17/2028	12,618,157
	25,245,000	5.75%, 05/11/2047	20,768,254
	2,230,000	5.88%, 06/26/2031	2,088,462
	3,175,000	5.95%, 01/15/2031	2,994,533
	9,855,000	6.00%, 01/14/2041	8,622,731

			68,073,597

		Ukraine - 0.3%
		Ukraine Government International Bond
	7,455,000	6.88%, 05/21/2029(1)	7,457,982
	6,430,000	7.25%, 03/15/2033(1)	6,430,000
	4,330,000	7.38%, 09/25/2032(7)	4,373,300
	4,500,000	7.75%, 09/01/2022(7)	4,702,500
	5,755,000	7.75%, 09/01/2026(7)	6,196,408
	620,000	7.75%, 09/01/2026(1)	667,554
	10,530,000	7.75%, 09/01/2027(7)	11,288,371

			41,116,115

		United Arab Emirates - 0.0%
		Abu Dhabi Government International Bond
	920,000	2.70%, 09/02/2070(1)	794,052
	225,000	3.13%, 09/30/2049(7)	218,894
	4,215,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(7)	3,882,984
		Finance Department Government of Sharjah
	200,000	3.63%, 03/10/2033(1)	197,000
	1,065,000	4.38%, 03/10/2051(1)	974,901

			6,067,831

		Venezuela - 0.0%
		Venezuela Government International Bond
	345,000	6.00%, 12/09/2020(7)(12)	34,328
	1,015,000	7.00%, 12/01/2018(7)(12)	98,963
	3,170,000	7.00%, 03/31/2038(7)(12)	324,925
	4,085,000	7.65%, 04/21/2025(7)(12)	412,585
	4,765,000	7.75%, 10/13/2019(7)(12)	464,587
	11,205,000	8.25%, 10/13/2024(7)(12)	1,148,512

The accompanying notes are an integral part of these financial statements.

34

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
	Venezuela - 0.0% - (continued)
$11,937,200	9.00%, 05/07/2023(7)(12)	$1,223,563
12,825,000	9.25%, 05/07/2028(7)(12)	1,308,150

		5,015,613

	Total Foreign Government Obligations (cost $608,188,805)	$585,370,834

MUNICIPAL BONDS - 0.2%
	General Obligation - 0.0%
$850,000	State of Connecticut, GO 3.00%, 07/01/2021	$853,921

	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey 3.92%, 05/01/2119	12,906,481
5,660,000	University of California 1.32%, 05/15/2027	5,634,522

		18,541,003

	Transportation - 0.1%
5,015,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	5,272,545
1,510,000	Port Auth of New York & New Jersey Rev 4.46%, 10/01/2062	1,918,822

		7,191,367

	Total Municipal Bonds (cost $25,318,195)	$26,586,291

SENIOR FLOATING RATE INTERESTS - 0.1%(13)
	Auto Parts & Equipment - 0.0%
$1,542,714	Clarios Global L.P. 3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	$1,525,744

	Commercial Services - 0.0%
3,151,842	Dun & Bradstreet Corp. 3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	3,133,120

	Diversified Financial Services - 0.1%
5,900,000	Crown Finance U.S., Inc. 0.00%, 02/28/2025, 6 mo. USD LIBOR + 2.500%(14)	5,053,468

	Food - 0.0%
125,000	Froneri International Ltd. 5.86%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	126,016

	Household Products - 0.0%
832,050	Diamond (BC) B.V. 3.15%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	827,890

	Insurance - 0.0%
2,744,750	Asurion LLC 3.11%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,727,595
1,658,113	Hub International Ltd. 3.18%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	1,635,164

		4,362,759

	Total Senior Floating Rate Interests (cost $15,076,042)	$15,028,997

U.S. GOVERNMENT SECURITIES - 0.5%
	U.S. Treasury Securities - 0.5%
	U.S. Treasury Bonds - 0.1%
$4,055,000	1.13%, 08/15/2040	$3,377,055
2,085,000	1.25%, 05/15/2050	1,614,897
5,890,000	4.25%, 11/15/2040(15)	7,919,289
5,800,000	4.38%, 02/15/2038(16)	7,772,680

		20,683,921

Shares or Principal Amount			Market Value†

U.S. GOVERNMENT SECURITIES - 0.5%
		U.S. Treasury Notes - 0.4%
	$3,905,000	0.13%, 07/15/2023(16)	$3,898,594
	11,110,000	0.25%, 09/30/2025(17)	10,883,026
	1,495,000	0.75%, 01/31/2028	1,444,018
	39,750,000	2.38%, 03/15/2022(17)	40,548,105

			56,773,743

		Total U.S. Government Securities (cost $76,232,360)	$77,457,664

CONVERTIBLE BONDS - 0.1%
		Airlines - 0.0%
	$999,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$1,091,408

		Auto Manufacturers - 0.0%
	2,654,000	Ford Motor Co. 0.00%, 03/15/2026(1)(11)	2,620,825

		Engineering & Construction - 0.0%
EUR	900,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(7)	1,775,300

		Entertainment - 0.0%
	$1,804,000	DraftKings, Inc. 0.00%, 03/15/2028(1)(11)	1,721,918

		Healthcare-Products - 0.0%
	1,275,000	NuVasive, Inc. 0.38%, 03/15/2025	1,323,609

		Machinery-Diversified - 0.0%
	1,451,000	Middleby Corp. 1.00%, 09/01/2025(1)	2,173,598

		Media - 0.1%
	3,800,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	3,998,436

		Oil & Gas - 0.0%
	1,200,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025(1)	1,820,400

		REITS - 0.0%
	800,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	913,600

		Software - 0.0%
	2,226,000	Western Digital Corp. 1.50%, 02/01/2024	2,305,301

		Total Convertible Bonds (cost $17,647,223)	$19,744,395

ESCROWS - 0.0%(19)
		Media & Entertainment - 0.0%
	$2,930,000	Nexstar Broadcasting, Inc.(1)	$3,094,813

		Total Escrows (cost $2,979,654)	$3,094,813

		Total Long-Term Investments (cost $12,076,181,945)	$14,428,187,345

SHORT-TERM INVESTMENTS - 4.0%
		Repurchase Agreements - 3.3%
	500,270,944	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $500,271,152; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $510,276,413	$500,270,944

		Securities Lending Collateral - 0.7%
	13,219,542	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(18)	13,219,542

The accompanying notes are an integral part of these financial statements.

35

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 4.0%
	Securities Lending Collateral - 0.7% - (continued)
92,725,856	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(18)	$92,725,856

		105,945,398

	Total Short-Term Investments (cost $606,216,342)	$606,216,342

Total Investments (cost $12,682,398,287)	98.9%	$15,034,403,687
Other Assets and Liabilities	1.1%	163,776,980

Total Net Assets	100.0%	$15,198,180,667

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $1,557,579,532, representing 10.2% of net assets.

(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of this security was $33,489, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Investment valued using significant unobservable inputs.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $329,207,401, representing 2.2% of net assets.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(11)	Security is a zero-coupon bond.

(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(13)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2021, the market value of securities pledged was $7,394,922.

(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2021, the market value of securities pledged was $8,970,711.

(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2021, the market value of securities pledged was $287,216.

(18)	Current yield as of period end.

(19)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

The accompanying notes are an integral part of these financial statements.

36

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,584	06/30/2021	$349,680,374	$(196,010)
U.S. Treasury 5-Year Note Future	3,632	06/30/2021	450,141,000	(2,527,881)
U.S. Treasury Long Bond Future	1,157	06/21/2021	181,938,250	(1,437,069)
U.S. Treasury Ultra Bond Future	346	06/21/2021	64,323,563	87,429

Total				$(4,073,531)

Short position contracts:
Euro-BOBL Future	17	06/08/2021	$2,290,410	$3,456
Euro-BUND Future	323	06/08/2021	54,910,000	421,325
Euro-BUXL 30-Year Bond Future	50	06/08/2021	10,095,000	296,703
U.S. Treasury 10-Year Note Future	3,810	06/21/2021	503,039,063	4,661,973
U.S. Treasury 10-Year Ultra Future	297	06/21/2021	43,227,422	482,052

Total				$5,865,509

Total futures contracts				$1,791,978

OTC Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V1	GSC	USD	430,000	5.00%	06/20/2025	Quarterly	$29,979	$—	$53,894	$23,915

Credit default swaps on single-name issues:
Buy protection:
Deutsche Bank AG	MSC	EUR	5,400,000	(1.00%)	06/20/2024	Quarterly	$159,470	$—	$(100,212)	$(259,682)
Deutsche Bank AG	CBK	EUR	9,000,000	(1.00%)	06/20/2024	Quarterly	271,546	—	(167,021)	(438,567)
Deutsche Bank AG	HSBC	EUR	5,600,000	(1.00%)	06/20/2024	Quarterly	544,940	—	(11,595)	(556,535)

Total							$975,956	$—	$(278,828)	$(1,254,784)

Total OTC credit default swap contracts							$1,005,935	$—	$(224,934)	$(1,230,869)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.35.V1 1	USD	20,300,000	(1.00%)	06/20/2026	Quarterly	$803,594	$639,185	$(164,409)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.33.V12	USD	65,116,850	5.00%	12/20/2024	Quarterly	$1,359,536	$6,894,352	$5,534,816
CDX.NA.HY.35.V1	USD	445,000	5.00%	12/20/2025	Quarterly	34,179	46,528	12,349
CDX.NA.IG.35.V1	USD	117,725,000	1.00%	12/20/2025	Quarterly	2,616,186	3,065,302	449,116

Total						$4,009,901	$10,006,182	$5,996,281

Credit default swaps on single-name issues:
Buy protection:
United Mexican States	USD	12,955,000	(1.00%)	06/20/2026	Quarterly	$115,399	$(84,858)	$(200,257)

Total centrally cleared credit default swap contracts						$4,928,894	$10,560,509	$5,631,615

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

37

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,685,000	AUD	2,076,284	USD	SSG	06/16/2021	$—	$(7,441)
8,788,000	BRL	1,548,245	USD	MSC	06/02/2021	64,609	—
8,823,000	BRL	1,562,416	USD	GSC	06/02/2021	56,862	—
7,520,000	BRL	1,328,857	USD	JPM	06/02/2021	51,282	—
2,560,000	CAD	2,052,738	USD	JPM	06/16/2021	30,220	—
952,500,000	CLP	1,339,474	USD	BOA	06/16/2021	323	—
4,891,200,000	COP	1,339,321	USD	BNP	06/16/2021	—	(39,208)
5,293,229,000	COP	1,485,819	USD	JPM	06/16/2021	—	(78,844)
31,640,000	CZK	1,434,144	USD	BNP	06/16/2021	36,802	—
29,240,000	CZK	1,338,981	USD	BCLY	06/16/2021	20,389	—
14,900,000	EGP	906,326	USD	GSC	05/10/2021	43,087	—
14,900,000	EGP	941,548	USD	GSC	06/16/2021	117	—
2,388,000	EUR	2,854,393	USD	GSC	06/16/2021	19,379	—
394,000	EUR	466,851	USD	BOA	06/16/2021	7,298	—
482,000	EUR	576,161	USD	CBK	06/16/2021	3,888	—
372,000	EUR	446,231	USD	BCLY	06/16/2021	1,442	—
4,000	EUR	4,764	USD	SSG	06/16/2021	50	—
2,000	EUR	2,385	USD	UBS	06/16/2021	22	—
436,000,000	HUF	1,413,245	USD	BNP	06/16/2021	41,887	—
405,700,000	HUF	1,349,387	USD	MSC	06/16/2021	4,620	—
19,577,000,000	IDR	1,329,508	USD	JPM	06/16/2021	19,802	—
107,000,000	INR	1,444,696	USD	CBK	06/16/2021	—	(10,851)
3,141,810,000	KRW	2,784,283	USD	BNP	06/16/2021	40,264	—
2,875,000	NZD	2,066,435	USD	JPM	06/16/2021	—	(9,453)
5,390,000	PEN	1,461,061	USD	GSC	06/16/2021	—	(36,135)
4,845,000	PEN	1,335,079	USD	CBK	06/16/2021	—	(54,232)
71,820,000	PHP	1,465,415	USD	GSC	06/16/2021	25,216	—
103,280,000	RUB	1,324,952	USD	JPM	06/16/2021	39,576	—
109,432,000	RUB	1,463,934	USD	GSC	06/16/2021	—	(18,126)
1,950,000	SGD	1,449,056	USD	BNP	06/16/2021	16,041	—
1,805,000	SGD	1,346,030	USD	JPM	06/16/2021	10,123	—
44,520,000	THB	1,444,798	USD	JPM	06/16/2021	—	(15,419)
10,700,000	TRY	1,342,787	USD	GSC	06/16/2021	—	(81,340)
2,068,376	USD	2,685,000	AUD	TDB	06/16/2021	—	(467)
1,135,217	USD	6,185,000	BRL	GSC	06/02/2021	89	—
2,046,610	USD	11,426,000	BRL	CBK	06/02/2021	—	(50,393)
2,027,129	USD	2,560,000	CAD	MSC	06/16/2021	—	(55,829)
1,473,517	USD	5,293,229,000	COP	BNP	06/16/2021	66,542	—
1,439,752	USD	31,640,000	CZK	GSC	06/16/2021	—	(31,194)
949,649	USD	14,900,000	EGP	GSC	05/10/2021	236	—
15,626,689	USD	12,914,000	EUR	BNP	05/28/2021	92,050	—
12,095	USD	10,000	EUR	UBS	06/16/2021	60	—
3,627	USD	3,000	EUR	BOA	06/16/2021	16	—
234,603	USD	198,000	EUR	CIBC	06/16/2021	—	(3,675)
795,543	USD	667,000	EUR	CBK	06/16/2021	—	(7,140)
848,200	USD	721,000	EUR	GSC	06/16/2021	—	(19,467)
2,857,160	USD	2,394,000	EUR	RBC	06/16/2021	—	(23,833)
6,791,585	USD	5,701,000	EUR	BCLY	06/16/2021	1	(69,127)
87,204,130	USD	73,116,000	EUR	MSC	06/16/2021	23	(785,309)
22,202	USD	16,000	GBP	BCLY	05/28/2021	104	—
1,412,123	USD	436,000,000	HUF	GSC	06/16/2021	—	(43,009)
1,455,228	USD	107,000,000	INR	BNP	06/16/2021	21,383	—
1,443,790	USD	1,636,680,000	KRW	GSC	06/16/2021	—	(27,617)
534,489	USD	11,334,000	MXN	CBK	06/16/2021	—	(22,058)
1,625,958	USD	33,950,000	MXN	UBS	06/16/2021	—	(41,129)
2,069,664	USD	2,875,000	NZD	MSC	06/16/2021	12,682	—
781,623	USD	2,911,000	PEN	DEUT	06/16/2021	12,058	—
665,468	USD	2,479,000	PEN	CBK	06/16/2021	10,108	—
1,465,714	USD	71,820,000	PHP	JPM	06/16/2021	—	(24,917)
1,479,811	USD	109,432,000	RUB	GSC	06/16/2021	34,003	—
1,448,683	USD	1,950,000	SGD	JPM	06/16/2021	—	(16,414)
1,444,610	USD	44,520,000	THB	JPM	06/16/2021	15,232	—
1,359,853	USD	10,700,000	TRY	GSC	06/16/2021	98,406	—

Total Foreign Currency Contracts						$896,292	$(1,572,627)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

38

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$735,105,146	$735,105,146	$—	$—
Capital Goods	988,665,573	988,665,573	—	—
Commercial & Professional Services	40,909,209	40,909,209	—	—
Consumer Durables & Apparel	29,813,516	29,813,516	—	—
Consumer Services	80,502,502	79,998,777	503,725	—
Diversified Financials	373,448,134	373,448,134	—	—
Energy	361,551,082	361,517,593	—	33,489
Food, Beverage & Tobacco	645,575,816	645,575,816	—	—
Health Care Equipment & Services	375,160,794	375,160,794	—	—
Household & Personal Products	294,557,946	294,557,946	—	—
Insurance	504,033,864	504,033,864	—	—
Materials	127,254,566	127,254,566	—	—
Media & Entertainment	226,494,389	226,494,389	—	—
Pharmaceuticals, Biotechnology & Life Sciences	707,661,856	649,358,616	58,303,240	—
Real Estate	264,160,741	264,160,741	—	—
Retailing	227,561,048	227,561,048	—	—
Semiconductors & Semiconductor Equipment	92,297,585	92,297,585	—	—
Software & Services	88,937,867	88,937,867	—	—
Technology Hardware & Equipment	353,133,347	353,133,347	—	—
Telecommunication Services	87,893,158	87,893,158	—	—
Transportation	148,402,315	148,402,315	—	—
Utilities	585,147,915	585,147,915	—	—
Preferred Stocks	43,126,980	43,126,980	—	—
Corporate Bonds	6,319,509,002	—	6,319,509,002	—
Foreign Government Obligations	585,370,834	—	585,370,834	—
Municipal Bonds	26,586,291	—	26,586,291	—
Senior Floating Rate Interests	15,028,997	—	15,028,997	—
U.S. Government Securities	77,457,664	—	77,457,664	—
Convertible Bonds	19,744,395	—	19,744,395	—
Escrows	3,094,813	—	3,094,813	—
Short-Term Investments	606,216,342	105,945,398	500,270,944	—
Foreign Currency Contracts(2)	896,292	—	896,292	—
Futures Contracts(2)	5,952,938	5,952,938	—	—
Swaps - Credit Default(2)	6,020,196	—	6,020,196	—

Total	$15,047,273,113	$7,434,453,231	$7,612,786,393	$33,489

Liabilities
Foreign Currency Contracts(2)	$(1,572,627)	$—	$(1,572,627)	$—
Futures Contracts(2)	(4,160,960)	(4,160,960)	—	—
Swaps - Credit Default(2)	(1,619,450)	—	(1,619,450)	—

Total	$(7,353,037)	$(4,160,960)	$(3,192,077)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

39

Hartford AARP Balanced Retirement Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.4%
	Banks - 1.2%
8,562	Bank of Nova Scotia	$545,314
4,027	PNC Financial Services Group, Inc.	752,848

		1,298,162

	Capital Goods - 2.9%
311	AGCO Corp.	45,381
12,583	Assa Abloy AB Class B	358,736
44,524	BAE Systems plc	311,010
362	Deere & Co.	134,248
4,195	Fortive Corp.	297,090
4,351	Kubota Corp.	102,361
1,226	Lockheed Martin Corp.	466,566
2,372	Otis Worldwide Corp.	184,708
6,502	Raytheon Technologies Corp.	541,226
6,200	Vinci S.A.	680,324

		3,121,650

	Commercial & Professional Services - 0.3%
7,012	Experian plc	270,323

	Consumer Durables & Apparel - 0.6%
20,696	Glenveagh Properties plc*(1)	22,692
949	Kaufman & Broad S.A.	43,145
4,095	NIKE, Inc. Class B	543,079
757	Open House Co., Ltd.	31,435
11,366	Taylor Wimpey plc	28,196

		668,547

	Consumer Services - 1.5%
334	Caesars Entertainment, Inc.*	32,679
29,270	Compass Group plc*	636,747
267	Hyatt Hotels Corp. Class A*	21,982
3,473	McDonald’s Corp.	819,906
4,504	Melia Hotels International S.A.*	36,790
4,501	Playa Hotels & Resorts N.V.*	33,127

		1,581,231

	Diversified Financials - 0.0%
1,045	Brookfield Asset Management, Inc. Class A	47,631

	Energy - 1.7%
44,900	Ascent Resources - Marcellus LLC Class A*(8)(9)	28,511
26,998	BP plc	113,023
2,433	ConocoPhillips	124,424
2,001	Enbridge, Inc.	77,181
829	EOG Resources, Inc.	61,048
3,683	Equinor ASA	74,370
287	Exxon Mobil Corp.	16,428
2,468	Galp Energia SGPS S.A.	28,419
859	Hess Corp.	64,004
980	LUKOIL PJSC ADR	75,007
2,142	Marathon Petroleum Corp.	119,202
7,950	Petroleo Brasileiro S.A.	33,808
683	Pioneer Natural Resources Co.	105,066
7,821	Royal Dutch Shell plc Class A	147,162
739	Royal Dutch Shell plc Class B	13,223
1,073	TC Energy Corp.	53,085
3,807	Tenaris S.A.	40,872
13,903	Total SE	614,481
1,783	Williams Cos., Inc.	43,434

		1,832,748

	Food, Beverage & Tobacco - 3.4%
1,856	Archer-Daniels-Midland Co.	117,169
22,803	Astra Agro Lestari Tbk PT	14,701
257	Beyond Meat, Inc.*(10)	33,842
590	Bunge Ltd.	49,808
422	Cal-Maine Foods, Inc.	15,766
8,751	Coca-Cola Co.	472,379

Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.4% - (continued)
	Food, Beverage & Tobacco - 3.4% - (continued)
668	Darling Ingredients, Inc.*	$46,393
16,275	Diageo plc	730,607
1,343	Glanbia plc	19,757
103,384	Golden Agri-Resources Ltd.	19,391
5,889	Heineken N.V.	683,121
293	Ingredion, Inc.	27,369
28,136	IOI Corp. Bhd	28,092
4,599	Kuala Lumpur Kepong Bhd	24,699
584	Lamb Weston Holdings, Inc.	47,012
4,269	Nestle S.A.	509,423
409	NH Foods Ltd.	18,268
3,169	PepsiCo., Inc.	456,843
1,080	Pilgrim’s Pride Corp.*	25,877
515	Prima Meat Packers Ltd.	16,270
101	Sanderson Farms, Inc.	16,617
2,104	Tate & Lyle plc	23,276
1,112	Tiger Brands Ltd.	14,952
1,023	Tyson Foods, Inc. Class A	79,231
21,060	Wilmar International Ltd.	82,421

		3,573,284

	Health Care Equipment & Services - 2.7%
6,456	Baxter International, Inc.	553,215
3,390	Brookdale Senior Living, Inc.*	22,171
3,936	Extendicare, Inc.	25,009
11,466	Koninklijke Philips N.V.*	648,323
5,502	Medtronic plc	720,322
2,337	UnitedHealth Group, Inc.	931,995

		2,901,035

	Household & Personal Products - 1.8%
7,328	Colgate-Palmolive Co.	591,369
4,766	Procter & Gamble Co.	635,880
7,148	Reckitt Benckiser Group plc	636,441

		1,863,690

	Insurance - 2.0%
53,669	AIA Group Ltd.	681,198
16,509	AXA S.A.(10)	466,297
3,543	Chubb Ltd.	607,943
2,600	Marsh & McLennan Cos., Inc.	352,820

		2,108,258

	Materials - 6.5%
7,301	Anglo American plc	309,566
15,032	B2Gold Corp.	72,399
10,511	Barrick Gold Corp.	223,359
32,273	BHP Group plc	971,894
47,817	Centamin plc	70,905
9,282	Centerra Gold, Inc.	85,635
911	CF Industries Holdings, Inc.	44,302
15,966	Cia Siderurgica Nacional S.A.	144,580
2,644	Corteva, Inc.	128,922
8,225	Dundee Precious Metals, Inc.	59,221
8,248	Endeavour Mining Corp.	171,717
53,693	Eregli Demir ve Celik Fabrikalari T.A.S.	123,487
17,364	Evolution Mining Ltd.	61,483
12,932	Evraz plc	114,685
531	FMC Corp.	62,785
14,359	Fortescue Metals Group Ltd.	248,430
635	Franco-Nevada Corp.	88,460
29,503	Grupo Mexico S.A.B. de C.V. Class B	133,817
12,657	Harmony Gold Mining Co., Ltd.	57,044
16,173	Hochschild Mining plc	41,485
13,011	IAMGOLD Corp.*	40,648
5,534	Israel Chemicals Ltd.	35,410
2,519	KGHM Polska Miedz S.A.*	128,920

The accompanying notes are an integral part of these financial statements.

40

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.4% - (continued)
	Materials - 6.5% - (continued)
11,656	Kinross Gold Corp.	$82,028
1,960	Kirkland Lake Gold Ltd.	72,825
272	Korea Zinc Co., Ltd.	108,804
1,297	Koza Altin Isletmeleri A.S.*	17,615
2,343	Kumba Iron Ore Ltd.	106,178
2,342	Linde plc	669,437
5,541	MMC Norilsk Nickel PJSC ADR	187,898
1,567	Mosaic Co.	55,127
1,655	Newmont Corp.	103,289
3,223	Novolipetsk Steel PJSC GDR	113,225
2,007	Nucor Corp.	165,096
1,989	Nutrien Ltd.	109,794
1,686	PhosAgro PJSC GDR	30,972
576	POSCO	188,245
5,017	Pretium Resources, Inc.*	52,695
62,014	Ramelius Resources Ltd.	80,402
51,173	Regis Resources Ltd.	102,017
9,651	Rio Tinto plc	808,340
5,180	Severstal PAO GDR	121,914
54,812	Silver Lake Resources Ltd.*	72,945
5,808	Torex Gold Resources, Inc.*	70,311
34,106	Vedanta Ltd.	118,164
8,151	Yamana Gold, Inc.	37,335
1,111	Yara International ASA	57,952

		6,951,762

	Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
6,848	AstraZeneca plc ADR(10)	363,424
269	Genus plc	18,892
4,649	Johnson & Johnson	756,532
4,530	Merck & Co., Inc.	337,485
6,256	Novartis AG	533,864
9,714	Pfizer, Inc.	375,446
1,492	Roche Holding AG	486,624

		2,872,267

	Real Estate - 2.6%
1,405	American Homes 4 Rent Class A, REIT	52,041
1,163	American Tower Corp. REIT	296,298
331	Americold Realty Trust REIT	13,369
4,969	Brixmor Property Group, Inc. REIT	111,007
504	Camden Property Trust REIT	60,722
837	Catena AB	40,557
569	CBRE Group, Inc. Class A*	48,479
37,585	CIFI Holdings Group Co., Ltd.	33,580
8,445	CK Asset Holdings Ltd.	52,871
24,500	Corp. Inmobiliaria Vesta S.A.B. de C.V.	47,967
1,155	Deutsche Wohnen SE	62,484
1,607	Douglas Emmett, Inc. REIT	53,899
66	Equinix, Inc. REIT	47,570
330	Extra Space Storage, Inc. REIT	49,068
643	Fastighets AB Balder Class B*	37,048
5	Frontier Real Estate Investment Corp. REIT	21,846
3,415	Goodman Group REIT	49,799
2,334	Healthpeak Properties, Inc. REIT	80,150
4	Hoshino Resorts REIT, Inc. REIT	23,478
2,463	Independence Realty Trust, Inc. REIT	41,477
1,425	Kojamo Oyj	30,860
6,289	Link REIT	59,325
16,175	Mirvac Group REIT	33,515
3,330	Mitsui Fudosan Co., Ltd. REIT	72,392
6,400	New World Development Co., Ltd.	33,867
453	Pebblebrook Hotel Trust REIT	10,818
780	PotlatchDeltic Corp. REIT	46,301
1,090	Prologis, Inc. REIT	127,018
2,213	Public Storage REIT	622,207

Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.4% - (continued)
	Real Estate - 2.6% - (continued)
1,028	Rexford Industrial Realty, Inc. REIT	$57,105
230	Ryman Hospitality Properties, Inc. REIT	18,089
241	Simon Property Group, Inc. REIT	29,339
10,402	Sino Land Co., Ltd.	15,448
683	SL Green Realty Corp. REIT	50,549
428	Sun Communities, Inc. REIT	71,403
3,040	Tokyo Tatemono Co., Ltd.	45,008
901	UDR, Inc. REIT	41,851
3,129	UNITE Group plc	50,343
2,153	VICI Properties, Inc. REIT	68,250
304	Welltower, Inc. REIT	22,809
2,688	Workspace Group plc REIT	30,441

		2,760,648

	Retailing - 0.4%
5,533	TJX Cos., Inc.	392,843
427	Tractor Supply Co.	80,532

		473,375

	Software & Services - 2.6%
2,062	Accenture plc Class A	597,918
2,013	Automatic Data Processing, Inc.	376,411
3,548	Capgemini SE	650,160
3,008	Microsoft Corp.	758,557
1,616	Visa, Inc. Class A	377,433

		2,760,479

	Telecommunication Services - 0.6%
1,784	Cellnex Telecom S.A.(1)	100,910
17,357	KDDI Corp.	524,693

		625,603

	Transportation - 1.1%
6,250	Canadian National Railway Co.	672,874
2,675	United Parcel Service, Inc. Class B	545,325

		1,218,199

	Utilities - 0.8%
137	American Electric Power Co., Inc.	12,153
127	Avangrid, Inc.	6,464
285	CenterPoint Energy, Inc.	6,980
400	China Gas Holdings Ltd.	1,442
236	China Yangtze Power Co., Ltd. GDR*(1)	7,788
209	Duke Energy Corp.	21,044
205	Edison International	12,187
1,848	Enel S.p.A.	18,349
922	Engie S.A.*	13,734
300	ENN Energy Holdings Ltd.	5,119
326	Exelon Corp.	14,651
404	FirstEnergy Corp.	15,320
1,320	Iberdrola S.A.	17,838
46,800	National Grid plc	589,939
240	NextEra Energy, Inc.	18,602
92	Pinnacle West Capital Corp.	7,788
3,319	Power Grid Corp. of India Ltd.	9,848
216	RWE AG	8,202
84	Sempra Energy	11,556
243	Southern Co.	16,079
94	UGI Corp.	4,109

		819,192

	Total Common Stocks (cost $28,367,365)	$37,748,084

The accompanying notes are an integral part of these financial statements.

41

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.7%
	Asset-Backed - Finance & Insurance - 1.0%
$250,000	Bain Capital Credit CLO Ltd. 2.77%, 10/23/2032, 3 mo. USD LIBOR + 2.600%(1)(2)	$250,244
250,000	Carlyle Global Market Strategies CLO Ltd. 1.99%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	247,306
250,000	CIFC Funding Ltd. 2.64%, 04/23/2029, 3 mo. USD LIBOR + 2.450%(1)(2)	250,220
280,000	Madison Park Funding Ltd. 2.68%, 04/15/2029, 3 mo. USD LIBOR + 2.500%(1)(2)	275,998

		1,023,768

	Asset-Backed - Home Equity - 0.3%
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	118,736
210,000	3.02%, 10/19/2037(1)	214,324

		333,060

	Commercial Mortgage-Backed Securities - 3.4%
165,000	BAMLL Commercial Mortgage Securities Trust 2.87%, 11/15/2030, 1 mo. USD LIBOR + 2.750%(1)(2)	166,444
	Benchmark Mortgage Trust
941,021	0.67%, 07/15/2051(3)(4)	25,084
3,183,525	1.39%, 03/15/2062(3)(4)	244,462
99,930	1.92%, 07/15/2053(3)(4)	11,387
90,000	3.21%, 09/15/2053	89,892
40,000	BFLD Trust 2.17%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	40,501
	BX Commercial Mortgage Trust
169,292	1.57%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	169,292
98,241	1.67%, 11/15/2032, 1 mo. USD LIBOR + 1.550%(1)(2)	98,549
141,077	2.12%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	141,076
2,922,084	CD Mortgage Trust 1.16%, 02/10/2050(3)(4)	133,743
89,976	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(5)	90,397
100,000	Commercial Mortgage Trust 1.02%, 10/15/2034, 1 mo. USD LIBOR + 0.900%(1)(2)	100,031
200,000	CSMC Trust 3.78%, 11/13/2039(1)(3)	162,700
1,587,822	DBGS Mortgage Trust 0.33%, 10/15/2051(3)(4)	21,450
	DBJPM Mortgage Trust
1,756,832	1.61%, 08/10/2049(3)(4)	109,892
1,851,283	1.83%, 09/15/2053(3)(4)	191,699
210,000	Hudson Yards Mortgage Trust 3.56%, 07/10/2039(1)(3)	216,607
15,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	15,474
2,943,235	JPMDB Commercial Mortgage Securities Trust 0.80%, 06/15/2051(3)(4)	93,775
	Morgan Stanley Capital Trust
984,302	0.99%, 07/15/2051(3)(4)	44,864
304,497	1.57%, 06/15/2050(3)(4)	17,237
136,000	1.52%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(2)	136,043
255,000	One Market Plaza Trust 4.15%, 02/10/2032(1)	261,317
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	62,085
15,000	Wells Fargo Commercial Mortgage Trust 4.28%, 05/15/2048(3)	15,334
	Wells Fargo N.A.
944,729	0.65%, 08/15/2061(3)(4)	25,761
2,937,434	1.05%, 05/15/2062(3)(4)	180,789
2,743,966	1.09%, 08/15/2061(3)(4)	181,453
2,670,238	1.35%, 03/15/2063(3)(4)	233,010
1,746,599	1.90%, 03/15/2063(3)(4)	241,071
65,000	2.34%, 03/15/2063	63,279

		3,584,698

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.7% - (continued)
	Other Asset-Backed Securities - 5.1%
	AMMC CLO Ltd.
$250,000	1.79%, 05/26/2031, 3 mo. USD LIBOR + 1.600%(1)(2)	$249,066
250,000	1.98%, 10/16/2028, 3 mo. USD LIBOR + 1.800%(1)(2)	250,130
250,000	Bain Capital Credit CLO Ltd. 2.18%, 01/15/2029, 3 mo. USD LIBOR + 2.000%(1)(2)	249,232
250,000	Carlyle U.S. CLO Ltd. 3.20%, 04/20/2034, 3 mo. USD LIBOR + 2.950%(1)(2)	249,974
	Domino’s Pizza Master Issuer LLC
85,000	2.66%, 04/25/2051(1)	88,124
146,250	4.12%, 07/25/2048(1)	153,267
250,000	Dryden 80 CLO Ltd. 2.09%, 01/17/2033, 3 mo. USD LIBOR + 1.900%(1)(2)	250,361
250,000	LCM XXIII Ltd. 3.49%, 10/20/2029, 3 mo. USD LIBOR + 3.300%(1)(2)	244,298
	Madison Park Funding Ltd.
250,000	1.87%, 01/23/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	250,063
250,000	1.88%, 10/22/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	250,057
250,000	2.03%, 01/15/2033, 3 mo. USD LIBOR + 1.850%(1)(2)	250,307
	Mill City Mortgage Loan Trust
36,568	2.75%, 01/25/2061(1)(3)	37,272
59,849	3.50%, 08/25/2058(1)(3)	62,549
250,000	Niagara Park CLO Ltd. 1.99%, 07/17/2032, 3 mo. USD LIBOR + 1.800%(1)(2)	250,428
	Octagon Investment Partners Ltd.
250,000	1.93%, 07/25/2030, 3 mo. USD LIBOR + 1.750%(1)(2)	247,621
250,000	2.24%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	249,740
275,000	2.74%, 10/20/2031, 3 mo. USD LIBOR + 2.550%(1)(2)	275,287
250,000	4.19%, 10/20/2031, 3 mo. USD LIBOR + 4.000%(1)(2)	250,143
250,000	OHA Loan Funding Ltd. 2.09%, 11/15/2032, 3 mo. USD LIBOR + 1.900%(1)(2)	250,191
250,000	Race Point CLO Ltd. 2.23%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	245,012
250,000	RR 7 Ltd. 2.18%, 01/15/2033, 3 mo. USD LIBOR + 2.000%(1)(2)	250,433
250,000	Shackleton CLO Ltd. 1.92%, 07/17/2028, 3 mo. USD LIBOR + 1.730%(1)(2)	249,660
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	99,905
30,000	1.89%, 08/25/2045(1)	29,941
250,000	Stratus CLO Ltd. 3.83%, 10/15/2028, 3 mo. USD LIBOR + 3.650%(1)(2)	250,464
	Towd Point Mortgage Trust
28,610	2.75%, 10/25/2056(1)(3)	29,095
74,025	2.90%, 10/25/2059(1)(3)	77,515
	Vantage Data Centers Issuer LLC
130,000	1.65%, 09/15/2045(1)	129,460
24,583	3.19%, 07/15/2044(1)	25,522

		5,495,117

	Whole Loan Collateral CMO - 1.9%
35,077	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(3)	35,483
14,480	Angel Oak Mortgage Trust LLC 3.65%, 09/25/2048(1)(3)	14,601
54,045	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	55,067
26,407	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	27,003

The accompanying notes are an integral part of these financial statements.

42

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.7% - (continued)
	Whole Loan Collateral CMO - 1.9% - (continued)
	Fannie Mae Connecticut Avenue Securities
$82,767	2.31%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(2)	$83,836
116,684	3.11%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(2)	119,908
23,158	5.11%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(2)	23,759
32,263	5.66%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	34,029
48,290	GCAT LLC 2.99%, 02/25/2059(1)(5)	48,505
74,290	GCAT Trust 2.65%, 10/25/2068(1)(3)	76,724
	GS Mortgage-Backed Securities Corp. Trust
99,397	2.80%, 06/25/2051(1)(3)	89,185
456,494	2.83%, 05/25/2051(1)(3)	450,148
197,892	3.40%, 03/27/2051(3)	195,403
324,720	JP Morgan Mortgage Trust 4.21%, 11/25/2050(1)(3)	345,833
70,534	Mill City Mortgage Loan Trust 3.25%, 10/25/2069(1)(3)	74,639
	New Residential Mortgage Loan Trust
50,467	3.25%, 09/25/2056(1)(3)	53,292
55,887	3.50%, 12/25/2057(1)(3)	58,519
42,315	3.75%, 11/25/2056(1)(3)	45,047
	Seasoned Credit Risk Transfer Trust
27,148	2.50%, 08/25/2059	28,279
9,369	3.50%, 10/25/2058	10,317
49,154	Verus Securitization Trust 3.14%, 11/25/2059(1)(3)	50,297
116,991	Wells Fargo Mortgage Backed Securities Trust 3.00%, 07/25/2050(1)(3)	118,878

		2,038,752

	Total Asset & Commercial Mortgage-Backed Securities (cost $12,366,795)	$12,475,395

CORPORATE BONDS - 19.5%
	Advertising - 0.1%
$125,000	Lamar Media Corp. 4.88%, 01/15/2029	$131,563

	Aerospace/Defense - 0.6%
	Boeing Co.
10,000	3.25%, 02/01/2035	9,849
160,000	5.04%, 05/01/2027	183,679
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	133,575
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	123,561
75,000	Raytheon Technologies Corp. 5.70%, 04/15/2040	100,596
20,000	TransDigm, Inc. 6.25%, 03/15/2026(1)	21,175
25,000	United Technologies Corp. 4.45%, 11/16/2038	29,399

		601,834

	Agriculture - 0.3%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	10,408
35,000	3.88%, 09/16/2046	33,128
90,000	4.80%, 02/14/2029	102,330
130,000	BAT Capital Corp. 4.91%, 04/02/2030	146,531

		292,397

	Apparel - 0.3%
125,000	Hanesbrands, Inc. 4.63%, 05/15/2024(1)	131,597
125,000	William Carter Co. 5.50%, 05/15/2025(1)	132,104

		263,701

	Auto Manufacturers - 0.2%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,932
120,000	6.75%, 04/01/2046	165,153

		171,085

	Auto Parts & Equipment - 0.4%
115,000	Adient U.S. LLC 9.00%, 04/15/2025(1)	127,449
125,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	132,586

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 19.5% - (continued)
	Auto Parts & Equipment - 0.4% - (continued)
$125,000	Dana, Inc. 5.63%, 06/15/2028	$134,687

		394,722

	Beverages - 0.4%
93,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	96,905
155,000	Coca-Cola Femsa S.A.B. de C.V. 1.85%, 09/01/2032	143,941
	Constellation Brands, Inc.
100,000	2.88%, 05/01/2030	103,338
30,000	3.60%, 02/15/2028	32,781

		376,965

	Biotechnology - 0.1%
	Amgen, Inc.
51,000	2.77%, 09/01/2053(1)	44,493
38,000	5.15%, 11/15/2041	48,578
5,000	Royalty Pharma plc 1.75%, 09/02/2027(1)	4,923

		97,994

	Chemicals - 1.2%
5,000	Dow Chemical Co. 4.80%, 05/15/2049	6,123
115,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	145,593
145,000	Huntsman International LLC 4.50%, 05/01/2029	162,603
130,000	NOVA Chemicals Corp. 5.25%, 08/01/2023(1)	131,300
	Nutrien Ltd.
135,000	2.95%, 05/13/2030	140,942
10,000	3.95%, 05/13/2050	11,078
105,000	Rohm and Haas Co. 7.85%, 07/15/2029	141,890
	Sherwin-Williams Co.
10,000	3.30%, 05/15/2050	9,999
85,000	4.50%, 06/01/2047	101,165
125,000	Tronox, Inc. 6.50%, 05/01/2025(1)	133,515
145,000	Westlake Chemical Corp. 3.60%, 08/15/2026	157,630
145,000	Yara International ASA 3.15%, 06/04/2030(1)	151,467

		1,293,305

	Commercial Banks - 0.6%
250,000	Bank of America Corp. 6.11%, 01/29/2037	335,485
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	66,886
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	23,833
180,000	4.90%, 11/17/2045	218,000

		644,204

	Commercial Services - 0.3%
5,000	Equifax, Inc. 3.10%, 05/15/2030	5,250
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	14,620
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	15,075
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	15,378
10,000	3.20%, 08/15/2029	10,538
125,000	Service Corp. International 4.63%, 12/15/2027	132,812
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	131,250

		324,923

	Construction Materials - 0.5%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	58,300
107,000	Builders FirstSource, Inc. 6.75%, 06/01/2027(1)	115,068
	Carrier Global Corp.
10,000	2.70%, 02/15/2031	10,101
100,000	2.72%, 02/15/2030	101,760
130,000	Jeld-Wen, Inc. 4.88%, 12/15/2027(1)	135,525
125,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	128,906

		549,660

The accompanying notes are an integral part of these financial statements.

43

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 19.5% - (continued)
	Distribution/Wholesale - 0.1%
$125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	$127,188

	Diversified Financial Services - 0.1%
100,000	Brookfield Finance LLC 3.45%, 04/15/2050	97,829
40,000	Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(1)	43,436

		141,265

	Electric - 1.0%
135,000	Ameren Corp. 3.50%, 01/15/2031	145,687
130,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	146,953
120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	125,657
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	10,979
85,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	97,064
115,000	Exelon Corp. 5.10%, 06/15/2045	144,774
5,000	FirstEnergy Corp. 1.60%, 01/15/2026	4,863
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,713
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	20,683
120,000	NextEra Energy Operating Partners L.P. 4.50%, 09/15/2027(1)	129,542
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	36,249
	Puget Energy, Inc.
40,000	3.65%, 05/15/2025	43,141
15,000	4.10%, 06/15/2030	16,473
5,000	Sempra Energy 4.00%, 02/01/2048	5,396
125,000	Southern Co. 4.40%, 07/01/2046	141,882

		1,074,056

	Electrical Components & Equipment - 0.1%
120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	133,200

	Electronics - 0.3%
150,000	Jabil, Inc. 3.60%, 01/15/2030	161,917
135,000	Keysight Technologies, Inc. 4.60%, 04/06/2027	155,549

		317,466

	Food - 0.6%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	124,047
75,000	Kellogg Co. 4.50%, 04/01/2046	88,388
100,000	Kraft Heinz Foods Co. 6.50%, 02/09/2040	132,048
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	121,248
120,000	Sysco Corp. 6.60%, 04/01/2040	170,090
25,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	24,844

		660,665

	Food Service - 0.1%
100,000	Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027(1)	105,376

	Gas - 0.1%
85,000	NiSource, Inc. 5.65%, 02/01/2045	112,135

	Healthcare-Products - 0.4%
75,000	Boston Scientific Corp. 4.70%, 03/01/2049	92,422
125,000	Hologic, Inc. 4.63%, 02/01/2028(1)	131,875
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	129,063
110,000	Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030	118,842

		472,202

	Healthcare-Services - 0.6%
125,000	Charles River Laboratories International, Inc. 4.25%, 05/01/2028(1)	130,165
95,000	CommonSpirit Health 1.55%, 10/01/2025	95,781
	HCA, Inc.
120,000	5.13%, 06/15/2039	145,412
115,000	5.88%, 02/01/2029	135,700
125,000	Tenet Healthcare Corp. 4.63%, 09/01/2024(1)	128,750

		635,808

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 19.5% - (continued)
	Home Builders - 0.4%
$20,000	Lennar Corp. 4.75%, 11/29/2027	$23,142
130,000	M/I Homes, Inc. 4.95%, 02/01/2028	136,701
120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	136,200
120,000	Toll Brothers Finance Corp. 4.35%, 02/15/2028	132,000

		428,043

	Insurance - 0.6%
110,000	American International Group, Inc. 6.25%, 05/01/2036	148,618
85,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	103,645
135,000	Globe Life, Inc. 4.55%, 09/15/2028	156,456
125,000	Radian Group, Inc. 6.63%, 03/15/2025	141,406
100,000	Unum Group 5.75%, 08/15/2042	118,143
20,000	Willis North America, Inc. 2.95%, 09/15/2029	20,922

		689,190

	Internet - 0.1%
125,000	Go Daddy Operating Co. LLC 5.25%, 12/01/2027(1)	130,781

	Iron/Steel - 0.2%
145,000	Steel Dynamics, Inc. 3.25%, 01/15/2031	154,016
25,000	Vale Overseas Ltd. 3.75%, 07/08/2030	26,300

		180,316

	IT Services - 0.2%
125,000	Leidos, Inc. 4.38%, 05/15/2030(1)	139,451
	Presidio Holdings, Inc.
49,000	4.88%, 02/01/2027(1)	50,470
20,000	8.25%, 02/01/2028(1)	21,800

		211,721

	Lodging - 0.2%
35,000	Boyd Gaming Corp. 8.63%, 06/01/2025(1)	38,752
125,000	Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025(1)	131,644

		170,396

	Machinery-Diversified - 0.3%
120,000	Stevens Holding Co., Inc. 6.13%, 10/01/2026(1)	129,000
155,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	165,277

		294,277

	Media - 1.3%
125,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	130,469
110,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	145,368
	Cox Communications, Inc.
6,000	4.50%, 06/30/2043(1)	6,873
65,000	4.60%, 08/15/2047(1)	76,347
	Discovery Communications LLC
152,000	4.00%, 09/15/2055(1)	148,724
15,000	5.30%, 05/15/2049	17,940
140,000	Fox Corp. 3.50%, 04/08/2030	150,170
120,000	Gray Television, Inc. 7.00%, 05/15/2027(1)	130,950
120,000	Sirius XM Radio, Inc. 5.50%, 07/01/2029(1)	129,892
130,000	TEGNA, Inc. 4.63%, 03/15/2028	132,762
120,000	ViacomCBS, Inc. 5.85%, 09/01/2043	153,551
150,000	Ziggo B.V. 5.50%, 01/15/2027(1)	156,012

		1,379,058

	Office/Business Equipment - 0.1%
55,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	57,475

	Oil & Gas - 0.9%
135,000	Apache Corp. 4.25%, 01/15/2030	134,662
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	12,992

The accompanying notes are an integral part of these financial statements.

44

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 19.5% - (continued)
	Oil & Gas - 0.9% - (continued)
	Diamondback Energy, Inc.
$160,000	3.50%, 12/01/2029	$167,443
5,000	4.75%, 05/31/2025	5,619
140,000	EQT Corp. 3.90%, 10/01/2027	145,963
	Hess Corp.
135,000	5.60%, 02/15/2041	158,899
5,000	7.30%, 08/15/2031	6,579
135,000	Valero Energy Corp. 4.00%, 04/01/2029	147,268
85,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	88,821
91,000	WPX Energy, Inc. 4.50%, 01/15/2030	98,052

		966,298

	Packaging & Containers - 0.6%
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	133,125
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	133,650
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	69,125
120,000	Owens-Brockway Glass Container, Inc. 6.63%, 05/13/2027(1)	129,600
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	129,344

		594,844

	Pharmaceuticals - 0.6%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	5,916
115,000	4.75%, 03/15/2045	137,153
120,000	Bausch Health Cos., Inc. 5.75%, 08/15/2027(1)	128,700
125,000	Becton Dickinson and Co. 2.82%, 05/20/2030	129,167
	CVS Health Corp.
100,000	3.75%, 04/01/2030	109,964
35,000	5.13%, 07/20/2045	43,588
100,000	Zoetis, Inc. 4.70%, 02/01/2043	122,622

		677,110

	Pipelines - 1.4%
140,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	161,324
125,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	130,469
125,000	Energy Transfer Operating L.P. 5.25%, 04/15/2029	143,303
40,000	EnLink Midstream LLC 5.38%, 06/01/2029	40,000
60,000	EnLink Midstream Partners L.P. 4.85%, 07/15/2026	60,600
	MPLX L.P.
20,000	4.00%, 03/15/2028	22,072
15,000	4.13%, 03/01/2027	16,691
90,000	4.80%, 02/15/2029	103,682
5,000	5.20%, 03/01/2047	5,845
5,000	5.20%, 12/01/2047	5,794
5,000	5.50%, 02/15/2049	6,071
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	5,472
110,000	4.35%, 03/15/2029	121,321
10,000	5.85%, 01/15/2026	11,775
125,000	Rattler Midstream L.P. 5.63%, 07/15/2025(1)	131,719
	Sunoco Logistics Partners Operations L.P.
10,000	5.30%, 04/01/2044	10,568
10,000	5.35%, 05/15/2045	10,674
125,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	135,937
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	152,168
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	28,929
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	159,368

		1,463,782

	Real Estate - 0.1%
140,000	Crown Castle International Corp. 3.30%, 07/01/2030	148,379

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 19.5% - (continued)
	Real Estate Investment Trusts - 0.9%
$135,000	American Tower Corp. 3.80%, 08/15/2029	$148,510
150,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	164,595
155,000	Equinix, Inc. 2.15%, 07/15/2030	149,019
140,000	GLP Capital L.P. / GLP Financing II, Inc. 5.75%, 06/01/2028	162,990
25,000	SBA Tower Trust 2.84%, 01/15/2050(1)	26,344
	VEREIT Operating Partnership L.P.
5,000	3.40%, 01/15/2028	5,402
140,000	3.95%, 08/15/2027	155,630
125,000	VICI Properties L.P. / VICI Note Co., Inc. 4.63%, 12/01/2029(1)	129,801

		942,291

	Retail - 1.2%
125,000	1011778 BC ULC / New Red Finance, Inc. 4.38%, 01/15/2028(1)	126,562
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	143,664
5,000	3.80%, 01/25/2050(1)	5,184
135,000	Dollar General Corp. 3.50%, 04/03/2030	145,749
35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	35,962
90,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	89,887
	Lowe’s Cos., Inc.
10,000	3.70%, 04/15/2046	10,577
100,000	4.38%, 09/15/2045	114,925
	McDonald’s Corp.
15,000	3.63%, 09/01/2049	15,776
7,000	3.70%, 02/15/2042	7,500
15,000	4.20%, 04/01/2050	17,275
65,000	4.45%, 09/01/2048	77,004
130,000	O’Reilly Automotive, Inc. 4.20%, 04/01/2030	147,119
100,000	Starbucks Corp. 4.45%, 08/15/2049	117,826
125,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	130,156
	Yum! Brands, Inc.
35,000	4.75%, 01/15/2030(1)	37,450
35,000	7.75%, 04/01/2025(1)	38,282

		1,260,898

	Semiconductors - 0.4%
40,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	43,803
	Broadcom, Inc.
25,000	4.30%, 11/15/2032	27,575
65,000	5.00%, 04/15/2030	74,843
20,000	Microchip Technology, Inc. 2.67%, 09/01/2023(1)	20,856
124,000	Micron Technology, Inc. 5.33%, 02/06/2029	147,665
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
5,000	3.15%, 05/01/2027(1)	5,356
100,000	4.30%, 06/18/2029(1)	113,256

		433,354

	Software - 0.4%
35,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	34,449
12,000	Dun & Bradstreet Corp. 10.25%, 02/15/2027(1)	13,305
115,000	Fair Isaac Corp. 5.25%, 05/15/2026(1)	127,650
20,000	MSCI, Inc. 3.88%, 02/15/2031(1)	20,523
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	128,309
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	127,485

		451,721

	Telecommunications - 1.0%
	AT&T, Inc.
40,000	3.50%, 02/01/2061	36,360
35,000	4.35%, 06/15/2045	38,113
10,000	4.50%, 03/09/2048	10,956

The accompanying notes are an integral part of these financial statements.

45

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 19.5% - (continued)
	Telecommunications - 1.0% - (continued)
$100,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	$148,787
160,000	Motorola Solutions, Inc. 2.30%, 11/15/2030	154,532
160,000	Nokia Oyj 6.63%, 05/15/2039	205,045
100,000	Sprint Capital Corp. 6.88%, 11/15/2028	126,003
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	48,813
105,000	4.38%, 04/15/2040(1)	116,514
3,000	4.50%, 04/15/2050(1)	3,383
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	5,450
65,000	4.13%, 08/15/2046	72,663
	Vodafone Group plc
5,000	4.25%, 09/17/2050	5,565
6,000	4.38%, 02/19/2043	6,807
100,000	5.25%, 05/30/2048	126,170

		1,105,161

	Transportation - 0.2%
120,000	FedEx Corp. 5.10%, 01/15/2044	148,756
120,000	Union Pacific Corp. 2.97%, 09/16/2062(1)	108,707

		257,463

	Total Corporate Bonds (cost $21,067,227)	$20,764,272

MUNICIPAL BONDS - 0.4%
	Airport - 0.0%
$25,000	Chicago, IL, O’Hare International Airport 3.01%, 01/01/2038	$25,617

	Development - 0.0%
15,000	New York City Industrial Dev Agency, (AGM Insured) 3.19%, 03/01/2040	14,786

	General - 0.1%
80,000	Dist of Columbia Rev 3.43%, 04/01/2042	80,020
40,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	49,343

		129,363

	Transportation - 0.3%
235,000	Chicago, IL, Transit Auth 3.40%, 12/01/2032	243,234
30,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	37,853

		281,087

	Total Municipal Bonds (cost $434,438)	$450,853

U.S. GOVERNMENT AGENCIES - 4.3%
	FHLMC - 0.7%
$4,267,944	0.19%, 10/25/2026(3)(4)	$20,743
1,381,189	0.38%, 11/25/2023(3)(4)	7,697
740,511	0.74%, 03/25/2027(3)(4)	23,946
2,127,940	1.21%, 06/25/2030(3)(4)	189,554
119,801	1.25%, 01/25/2030(3)(4)	10,161
550,406	1.43%, 06/25/2030(3)(4)	57,709
1,790,000	1.48%, 06/25/2030(3)(4)	190,405
15,657	1.50%, 10/15/2042	15,729
1,054,122	1.53%, 07/25/2030(3)(4)	116,880
20,449	1.70%, 10/15/2039	20,778
36,772	2.50%, 12/15/2042	38,248

		691,850

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 4.3% - (continued)
	FNMA - 1.7%
$367,843	1.33%, 06/25/2034(3)(4)	$36,970
25,153	1.50%, 08/25/2041	25,678
9,802	1.50%, 11/25/2042	9,833
19,268	1.70%, 06/25/2043	19,601
19,643	1.75%, 01/25/2040	19,931
19,406	2.00%, 06/25/2043	19,879
34,874	2.50%, 09/25/2049	36,651
17,295	2.50%, 03/25/2053	17,880
450,000	3.50%, 08/25/2048	489,628
63,876	3.50%, 04/25/2053	65,947
425,000	4.00%, 01/25/2042	481,503
450,000	4.00%, 06/25/2042	506,496
107,688	4.00%, 08/01/2049	115,686

		1,845,683

	GNMA - 1.9%
27,219	1.50%, 04/16/2040	27,507
500,000	3.00%, 09/20/2045	520,547
480,000	3.00%, 04/20/2046	498,976
496,759	3.00%, 08/20/2047	528,449
450,000	3.50%, 02/20/2049	498,583

		2,074,062

	Total U.S. Government Agencies (cost $4,715,084)	$4,611,595

U.S. GOVERNMENT SECURITIES - 2.7%
	U.S. Treasury Securities - 2.7%
	U.S. Treasury Bonds - 2.7%
$140,000	3.13%, 08/15/2044(7)	$162,444
40,000	3.13%, 05/15/2048	46,809
475,000	3.63%, 08/15/2043	594,047
1,360,000	3.63%, 02/15/2044	1,703,400
260,000	3.75%, 11/15/2043	331,256

		2,837,956

	Total U.S. Government Securities (cost $3,137,073)	$2,837,956

PREFERRED STOCKS - 0.0%
	Materials - 0.0%
525	Sociedad Quimica y Minera de Chile S.A. Series B	$27,663

	Total Preferred Stocks (cost $11,008)	$27,663

CONVERTIBLE PREFERRED STOCKS - 0.2%
	Consumer Services - 0.2%
1,310	Airbnb, Inc. Series E*(9)(11)	$223,895

	Total Convertible Preferred Stocks (cost $60,977)	$223,895

WARRANTS - 0.0%
	Energy - 0.0%
11,625	Ascent Resources - Marcellus LLC Expires 03/30/2023*(8)(9)	$116

	Total Warrants (cost $930)	$116

AFFILIATED INVESTMENT COMPANIES - 24.3%
	Domestic Equity Funds - 3.2%
85,616	Hartford Multifactor US Equity ETF	$3,364,709

	Total Domestic Equity Funds (cost $2,665,793)	$3,364,709

The accompanying notes are an integral part of these financial statements.

46

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

AFFILIATED INVESTMENT COMPANIES - 24.3% - (continued)
	International/Global Equity Funds - 10.3%
182,010	Hartford Multifactor Developed Markets (ex-US) ETF	$5,540,384
223,294	Hartford Multifactor Emerging Markets ETF	5,503,438

	Total International/Global Equity Funds (cost $9,518,867)	11,043,822

	Taxable Fixed Income Funds - 10.8%
1,080,176	The Hartford World Bond Fund, Class F	11,579,486

	Total Taxable Fixed Income Funds (cost $11,573,603)	11,579,486

	Total Affiliated Investment Companies (cost $23,758,263)	$25,988,017

	Total Long-Term Investments (cost $93,919,160)	$105,127,846

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 0.7%
767,377	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $767,377; collateralized by U.S. Treasury Note at 0.625%, maturing 12/31/2027, with a market value of $782,812	$767,377

	Securities Lending Collateral - 0.8%
104,078	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(12)	104,078
730,032	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(12)	730,032

		834,110

	Total Short-Term Investments (cost $1,601,487)	$1,601,487

Total Investments Excluding Purchased Options (cost $95,520,647)	100.0%	$106,729,333

Total Purchased Options (cost $918,948)	0.4%	$399,790

Total Investments (cost $96,439,595)	100.4%	$107,129,123
Other Assets and Liabilities	(0.4)%	(379,081)

Total Net Assets	100.0%	$106,750,042

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $17,025,960, representing 15.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2021, the market value of securities pledged was $156,642.

(8)	Investment valued using significant unobservable inputs.

(9)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $252,522, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(10)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(11)	Investment is temporarily subject to certain trading restrictions. At April 30, 2021, the value of such restricted securities amounted to $223,895 or 0.2% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	1,310	$60,977	$223,895

(12)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

47

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Exchange-Traded Option Contracts Outstanding at April 30, 2021
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
S&P 500 Index Option	3,050.00 USD	09/17/2021	10	USD	3,050,000	$23,100	$224,803	$(201,703)
iShares MSCI Emerging Markets Option	40.00 USD	09/17/2021	170	USD	680,000	5,780	50,781	(45,001)
iShares MSCI EAFE ETF Option	57.00 USD	09/17/2021	243	USD	1,385,100	17,132	78,485	(61,353)
S&P 500 Index Option	3,150.00 USD	12/17/2021	10	USD	3,150,000	52,300	166,963	(114,663)
iShares MSCI Emerging Markets Option	42.00 USD	12/17/2021	170	USD	714,000	15,555	36,185	(20,630)
iShares MSCI EAFE ETF Option	60.00 USD	12/17/2021	243	USD	1,458,000	18,468	58,913	(40,445)
S&P 500 Index Option	3,675.00 USD	03/18/2022	10	USD	3,675,000	157,650	182,059	(24,409)
iShares MSCI Emerging Markets Option	50.00 USD	03/18/2022	170	USD	850,000	51,850	52,397	(547)
iShares MSCI EAFE ETF Option	69.00 USD	03/18/2022	243	USD	1,676,700	57,955	68,362	(10,407)

Total purchased exchange-traded option contracts						$399,790	$918,948	$(519,158)

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	55	06/21/2021	$7,261,719	$(126,664)

Total futures contracts				$(126,664)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,188,236	USD	5,114,000	EUR	BNP	05/28/2021	$36,452	$—
4,024,080	USD	2,900,000	GBP	BCLY	05/28/2021	18,794	—
5,009,336	USD	541,000,000	JPY	BOA	05/28/2021	58,157	—

Total Foreign Currency Contracts						$113,403	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

48

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$12,475,395	$—	$12,475,395	$—
Corporate Bonds	20,764,272	—	20,764,272	—
Municipal Bonds	450,853	—	450,853	—
U.S. Government Agencies	4,611,595	—	4,611,595	—
U.S. Government Securities	2,837,956	—	2,837,956	—
Common Stocks
Banks	1,298,162	1,298,162	—	—
Capital Goods	3,121,650	1,669,219	1,452,431	—
Commercial & Professional Services	270,323	—	270,323	—
Consumer Durables & Apparel	668,547	565,771	102,776	—
Consumer Services	1,581,231	907,694	673,537	—
Diversified Financials	47,631	47,631	—	—
Energy	1,832,748	738,552	1,065,685	28,511
Food, Beverage & Tobacco	3,573,284	1,456,049	2,117,235	—
Health Care Equipment & Services	2,901,035	2,252,712	648,323	—
Household & Personal Products	1,863,690	1,227,249	636,441	—
Insurance	2,108,258	960,763	1,147,495	—
Materials	6,951,762	2,828,241	4,123,521	—
Pharmaceuticals, Biotechnology & Life Sciences	2,872,267	1,832,887	1,039,380	—
Real Estate	2,760,648	2,189,127	571,521	—
Retailing	473,375	473,375	—	—
Software & Services	2,760,479	2,110,319	650,160	—
Telecommunication Services	625,603	—	625,603	—
Transportation	1,218,199	1,218,199	—	—
Utilities	819,192	154,721	664,471	—
Preferred Stocks	27,663	27,663	—	—
Convertible Preferred Stocks	223,895	—	223,895	—
Warrants	116	—	—	116
Affiliated Investment Companies	25,988,017	25,988,017	—	—
Short-Term Investments	1,601,487	834,110	767,377	—
Purchased Options	399,790	399,790	—	—
Foreign Currency Contracts(2)	113,403	—	113,403	—

Total	$107,242,526	$49,180,251	$58,033,648	$28,627

Liabilities
Futures Contracts(2)	$(126,664)	$(126,664)	$—	$—

Total	$(126,664)	$(126,664)	$—	$—

(1)

For the six-month period ended April 30, 2021, investments valued at $258,914 were transferred out of Level 3 due to the the corroboration of significant inputs with quoted market prices or observable market data and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

49

The Hartford Checks and Balances Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 67.1%
11,961,272	The Hartford Capital Appreciation Fund, Class F	$566,725,052
18,105,282	The Hartford Dividend and Growth Fund, Class F	570,859,527

	Total Domestic Equity Funds (cost $864,242,670)	1,137,584,579

	Taxable Fixed Income Funds - 32.7%
13,664,735	Hartford Total Return Bond ETF	553,831,710

	Total Taxable Fixed Income Funds (cost $534,775,380)	553,831,710

	Total Affiliated Investment Companies (cost $1,399,018,050)	$1,691,416,289

SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
3,296,467	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)	$3,296,467

	Total Short-Term Investments (cost $3,296,467)	$3,296,467

Total Investments (cost $1,402,314,517)	100.0%	$1,694,712,756
Other Assets and Liabilities	0.0%	818,120

Total Net Assets	100.0%	$1,695,530,876

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,691,416,289	$1,691,416,289	$—	$—
Short-Term Investments	3,296,467	3,296,467	—	—

Total	$1,694,712,756	$1,694,712,756	$—	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

50

The Hartford Conservative Allocation Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 26.5%
267,601	Hartford Core Equity Fund, Class F	$12,135,710
158,963	Hartford Multifactor US Equity ETF	6,247,246
239,018	Hartford Small Cap Value Fund, Class F	3,260,209
322,445	The Hartford Equity Income Fund, Class F	7,196,974
49,096	The Hartford Growth Opportunities Fund, Class F	3,150,966
53,405	The Hartford MidCap Fund, Class F	2,079,052
71,479	The Hartford Small Company Fund, Class F	2,389,555

	Total Domestic Equity Funds (cost $26,408,880)	36,459,712

	International/Global Equity Funds - 11.0%
164,918	Hartford Multifactor Developed Markets (ex-US) ETF	5,020,104
49,359	Hartford Schroders Emerging Markets Equity Fund, Class F	1,047,401
204,147	Hartford Schroders International Multi-Cap Value Fund, Class F	2,110,875
127,132	The Hartford International Growth Fund, Class F	2,448,557
224,281	The Hartford International Opportunities Fund, Class F	4,559,634

	Total International/Global Equity Funds (cost $13,097,154)	15,186,571

	Taxable Fixed Income Funds - 62.3%
729,243	Hartford Core Bond ETF	29,754,354
310,376	Hartford Short Duration ETF	12,750,215
580,892	The Hartford Inflation Plus Fund, Class F	6,686,066
1,209,183	The Hartford Strategic Income Fund, Class F	11,184,939
2,378,941	The Hartford World Bond Fund, Class F	25,502,250

	Total Taxable Fixed Income Funds (cost $85,013,334)	85,877,824

	Total Affiliated Investment Companies (cost $124,519,368)	$137,524,107

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
270,805	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)	$270,805

	Total Short-Term Investments (cost $270,805)	$270,805

Total Investments (cost $124,790,173)	100.0%	$137,794,912
Other Assets and Liabilities	0.0%	61,723

Total Net Assets	100.0%	$137,856,635

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$137,524,107	$137,524,107	$—	$—
Short-Term Investments	270,805	270,805	—	—

Total	$137,794,912	$137,794,912	$—	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

51

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.0%
	Automobiles & Components - 0.2%
610	Aptiv plc•	$87,773
6,562	Ford Motor Co.•	75,725
5,800	NOK Corp.	74,750
96	Volkswagen AG	24,995

		263,243

	Banks - 1.0%
7,408	ABN Amro Bank N.V.•(1)	95,653
38,706	AIB Group plc•	113,078
24,695	Bank of Ireland Group plc•	144,708
26,400	BPER Banca•	60,153
42,180	CaixaBank S.A.	134,932
3,114	KB Financial Group, Inc.	153,298
25,426	Mitsubishi UFJ Financial Group, Inc.	135,269
26,397	Resona Holdings, Inc.	108,667
3,484	Shinhan Financial Group Co., Ltd.	125,199
740	Silvergate Capital Corp. Class A•	79,343
3,831	Societe Generale S.A.•	108,981
16,225	Standard Chartered plc	116,397
3,567	Sumitomo Mitsui Financial Group, Inc.	125,304
2,866	Sumitomo Mitsui Trust Holdings, Inc.	97,681
55,646	Unicaja Banco S.A.(1)	54,840
10,511	UniCredit S.p.A.	107,969

		1,761,472

	Capital Goods - 2.5%
4,639	ABB Ltd.	150,685
532	Acuity Brands, Inc.	98,697
1,988	AECOM•	132,063
184	Altra Industrial Motion Corp.	10,858
61	American Woodmark Corp.•	6,067
4,912	Builders FirstSource, Inc.•	239,067
6,019	Chiyoda Corp.•	28,002
5,804	Cie de Saint-Gobain•	366,204
665	Daikin Industries Ltd.	134,140
500	Deere & Co.	185,425
689	Eaton Corp. plc	98,479
4,327	Fluor Corp.•	99,434
1,789	Fortune Brands Home & Security, Inc.	187,809
940	Helios Technologies, Inc.	67,943
466	Hubbell, Inc.	89,477
1,140	Ingersoll Rand, Inc.•	56,327
8,968	JELD-WEN Holding, Inc.•	261,597
9,598	JGC Holdings Corp.	109,720
1,339	Kennametal, Inc.	53,774
1,111	Meritor, Inc.•	30,030
1,333	Middleby Corp.•	241,700
6,059	PGT Innovations, Inc.•	159,533
1,110	Siemens AG	185,187
1,500	Vestas Wind Systems A/S	62,615
8,581	Vinci S.A.	941,590
2,879	Westinghouse Air Brake Technologies Corp.	236,280
960	Xylem, Inc.	106,224

		4,338,927

	Commercial & Professional Services - 0.6%
2,632	Adecco Group AG	178,396
3,412	Clean Harbors, Inc.•	303,531
38,196	Hays plc•	86,194
10,507	Pagegroup plc•	81,295
858	Verisk Analytics, Inc.	161,476
1,306	Waste Management, Inc.	180,189

		991,081

	Consumer Durables & Apparel - 1.0%
752	Cavco Industries, Inc.•	157,491
2,048	Century Communities, Inc.•	151,429

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.0% - (continued)
	Consumer Durables & Apparel - 1.0% - (continued)
1,219	D.R. Horton, Inc.	$119,816
176,067	Glenveagh Properties plc•(1)	193,049
2,996	Kaufman & Broad S.A.	136,208
2,114	Lennar Corp. Class A	219,010
3,020	Open House Co., Ltd.	125,410
4,123	Persimmon plc	178,363
5,450	Sekisui Chemical Co., Ltd.	95,023
4,947	Skyline Champion Corp.•	219,795
1,060	Smith & Wesson Brands, Inc.	18,444
236	Sturm Ruger & Co., Inc.	15,326
51,564	Taylor Wimpey plc	127,914
253	Toll Brothers, Inc.	15,863

		1,773,141

	Consumer Services - 0.3%
1,411	Caesars Entertainment, Inc.•	138,052
21,328	Melia Hotels International S.A.•	174,212
22,280	Playa Hotels & Resorts N.V.•	163,981

		476,245

	Diversified Financials - 1.4%
2,844	Berkshire Hathaway, Inc. Class B•	781,958
4,646	Brookfield Asset Management, Inc. Class A	211,765
2,782	Coinbase Global, Inc. Class A•(2)	828,034
2,189	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	114,703
736	Julius Baer Group Ltd.	46,322
391	Moody’s Corp.	127,744
430	S&P Global, Inc.	167,868
11,804	UBS Group AG	180,254
8,534	Uranium Participation Corp.•	37,284

		2,495,932

	Energy - 12.1%
14,015	Advantage Oil & Gas Ltd.•	37,171
12,486	Ampol Ltd.	246,122
4,342	APA Corp.	86,840
23,961	ARC Resources Ltd.	150,688
8,513	BP plc ADR	214,187
284,715	BP plc	1,191,915
3,530	Brigham Minerals, Inc. Class A	60,504
15,311	Cabot Oil & Gas Corp.	255,234
9,284	Cactus, Inc. Class A	276,756
10,410	Cameco Corp.	174,975
695	Chesapeake Energy Corp.•	31,671
4,450	Chevron Corp.	458,661
247,440	China Oilfield Services Ltd. Class H	226,084
468,000	China Petroleum & Chemical Corp. Class H	230,820
4,536	Cimarex Energy Co.	300,283
6,456	ConocoPhillips	330,160
1,877	Diamondback Energy, Inc.	153,407
201	Drilling Co.•	8,411
33,076	Enbridge, Inc.	1,275,786
47,171	Eni S.p.A.	561,849
7,713	EOG Resources, Inc.	567,985
2,809	EQT Corp.•	53,652
12,180	Equinor ASA ADR	246,889
10,789	Exxon Mobil Corp.	617,562
61,000	Formosa Petrochemical Corp.	225,460
3,552	Fugro N.V.•(2)	36,977
17,763	Galp Energia SGPS S.A.	204,537
85,771	Gazprom PJSC ADR	520,093
11,563	Headwater Exploration, Inc.•	42,239
2,680	Idemitsu Kosan Co., Ltd.	64,095
48,578	Inpex Corp.	330,573
1,384	Japan Petroleum Exploration Co., Ltd.	25,658

The accompanying notes are an integral part of these financial statements.

52

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.0% - (continued)
	Energy - 12.1% - (continued)
79,940	JXTG Holdings, Inc.	$343,815
8,583	LUKOIL PJSC ADR	656,920
8,901	Lundin Energy AB	283,924
3,424	Magnolia Oil & Gas Corp. Class A•	38,554
5,412	Marathon Petroleum Corp.	301,178
2,990	Neste Oyj	180,808
432	Oasis Petroleum, Inc.	33,532
53,491	Oil & Natural Gas Corp. Ltd.	77,717
10,431	OMV AG	512,772
67,065	Origin Energy Ltd.	214,920
2,909	Ovintiv, Inc.	69,557
5,242	Parex Resources, Inc.•	98,729
860	PDC Energy, Inc.•	31,399
8,040	Pembina Pipeline Corp.	248,170
620,000	PetroChina Co., Ltd. Class H	224,296
72,903	Petroleo Brasileiro S.A.	310,023
1,873	Phillips 66	151,544
1,913	Pioneer Natural Resources Co.	294,277
11,792	Polski Koncern Naftowy ORLEN S.A.	207,166
56,700	PTT Exploration & Production PCL	216,694
193,700	PTT PCL	248,832
3,282	Reliance Industries Ltd.	88,175
20,512	Repsol S.A.	244,837
66,610	Rosneft Oil Co. PJSC GDR	459,478
982	Royal Dutch Shell plc Class B ADR	35,165
5,834	Royal Dutch Shell plc Class A ADR	221,692
29,949	Royal Dutch Shell plc Class A	563,528
58,207	Royal Dutch Shell plc Class B	1,041,536
16,889	Saipem S.p.A.(2)	38,941
41,467	Santos Ltd.	220,124
15,614	Southwestern Energy Co.•	66,672
20,919	Surgutneftegas PJSC ADR	93,649
25,376	TC Energy Corp.	1,255,416
18,708	Tenaris S.A.	200,605
6,014	Total SE ADR	266,300
37,434	Total SE	1,654,499
5,989	Tourmaline Oil Corp.	129,218
19,061	Trican Well Service Ltd.•(2)	32,721
3,551	Viper Energy Partners L.P.	63,954
1,596	Whiting Petroleum Corp.•	63,952
13,991	Woodside Petroleum Ltd.	244,012
5,075	YPF S.A. ADR•	19,183

		20,955,728

	Food & Staples Retailing - 0.1%
41,177	J Sainsbury plc	135,246

	Food, Beverage & Tobacco - 0.1%
1,931	Darling Ingredients, Inc.•	134,108
207,627	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	18,727

		152,835

	Health Care Equipment & Services - 0.0%
10,831	Brookdale Senior Living, Inc.•	70,835

	Insurance - 0.4%
5,337	Assicurazioni Generali S.p.A.•	106,828
4,721	Dai-ichi Life Holdings, Inc.	85,247
665	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	192,141
82,166	Old Mutual Ltd.	71,521
111,585	Shin Kong Financial Holding Co., Ltd.	40,220
10,937	T&D Holdings, Inc.	134,222
6,588	Tongyang Life Insurance Co., Ltd.	28,160

		658,339

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.0% - (continued)
	Materials - 11.2%
2,788	Alcoa Corp.•	$102,152
40,419	Alrosa PJSC•	58,516
28,317	Anglo American plc	1,200,653
3,305	ArcelorMittal S.A.•(2)	96,803
17,942	ArcelorMittal S.A.•	521,585
835	Arconic Corp.•	23,881
35,720	B2Gold Corp.	172,040
35,203	Barrick Gold Corp.	750,085
4,605	BHP Group Ltd. ADR(2)	335,060
3,560	BHP Group plc ADR(2)	215,380
79,158	BHP Group plc	2,383,826
12,626	BlueScope Steel Ltd.	208,729
109,543	Centamin plc	162,435
25,899	Centerra Gold, Inc.	238,941
150,613	China BlueChemical Ltd. Class H	42,583
35,200	Cia Siderurgica Nacional S.A.	318,754
18,650	Dundee Precious Metals, Inc.	134,282
15,255	Eldorado Gold Corp.•	150,644
20,950	Endeavour Mining Corp.	436,164
130,030	Eregli Demir ve Celik Fabrikalari T.A.S.	299,051
35,436	Evraz plc	314,258
1,495	First Quantum Minerals Ltd.	34,457
1,317	FMC Corp.	155,722
35,005	Fortescue Metals Group Ltd.	605,632
1,170	Franco-Nevada Corp.	162,990
4,775	Freeport-McMoRan, Inc.	180,065
9,470	Gerdau S.A. ADR	58,146
8,727	Gold Fields Ltd.	81,893
99,500	Grupo Mexico S.A.B. de C.V. Class B	451,304
38,533	Harmony Gold Mining Co., Ltd.	173,665
36,241	Hochschild Mining plc	92,962
36,341	IAMGOLD Corp.•	113,567
1,267	Imerys S.A.	65,859
3,342	Impala Platinum Holdings Ltd.	62,449
3,561	Johnson Matthey plc	159,798
40,075	Kinross Gold Corp.	282,058
4,610	Kirkland Lake Gold Ltd.	171,288
751	Korea Zinc Co., Ltd.	300,412
7,444	Koza Altin Isletmeleri A.S.•	101,099
6,472	Kumba Iron Ore Ltd.	293,293
3,663	Kyoei Steel Ltd.	51,253
2,717	LafargeHolcim Ltd.•	167,660
5,505	Lundin Mining Corp.	66,509
2,450	Maruichi Steel Tube Ltd.	61,326
15,147	MMC Norilsk Nickel PJSC ADR	513,643
3,839	Newmont Corp.	239,592
27,434	Norsk Hydro ASA	174,694
8,800	Novolipetsk Steel PJSC GDR	309,147
8,870	Nucor Corp.	729,646
21,241	OceanaGold Corp.•	35,426
1,508	Pacific Metals Co., Ltd.	29,942
1,628	POSCO	532,054
11,630	Pretium Resources, Inc.•	122,152
151,173	Ramelius Resources Ltd.	195,998
120,700	Regis Resources Ltd.	240,623
36,420	Resolute Mining Ltd.•(2)	13,543
21,380	Rio Tinto plc	1,790,728
5,155	Rio Tinto plc ADR(2)	438,484
1,297	Salzgitter AG•	41,253
13,447	Severstal PAO GDR	316,482
132,406	Silver Lake Resources Ltd.•	176,208
2,557	Southern Copper Corp.	177,481
1,270	Steel Dynamics, Inc.	68,859
2,470	Taiheiyo Cement Corp.	62,014
13,368	Torex Gold Resources, Inc.•	161,832

The accompanying notes are an integral part of these financial statements.

53

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.0% - (continued)
	Materials - 11.2% - (continued)
10,220	Vale S.A. ADR	$205,626
100,281	Vedanta Ltd.	347,435
1,060	Vicat S.A.	53,278
2,210	Warrior Met Coal, Inc.	35,029
425	West Fraser Timber Co., Ltd.	32,813
25,192	Western Areas Ltd.	44,570
19,010	Yamana Gold, Inc.	87,073
2,494	Yamato Kogyo Co., Ltd.	75,045

		19,309,899

	Media & Entertainment - 1.1%
1,377	Charter Communications, Inc. Class A•	927,341
17,817	Comcast Corp. Class A	1,000,424

		1,927,765

	Real Estate - 8.1%
3,319	American Tower Corp. REIT	845,582
943	Americold Realty Trust REIT	38,088
6,541	British Land Co. plc REIT	46,874
20,708	Brixmor Property Group, Inc. REIT	462,617
2,105	Camden Property Trust REIT	253,610
120,690	CapitaLand Mall Trust REIT	194,717
2,858	Catena AB	138,485
3,190	CBRE Group, Inc. Class A•	271,788
116,000	CIFI Holdings Group Co., Ltd.	103,639
55,627	CK Asset Holdings Ltd.	348,259
43	Comforia Residential REIT, Inc. REIT	137,793
61,100	Corp. Inmobiliaria Vesta S.A.B. de C.V.	119,624
1,184	Crown Castle International Corp. REIT	223,847
5,971	Deutsche Wohnen SE	323,023
4,963	Douglas Emmett, Inc. REIT	166,459
387	Equinix, Inc. REIT	278,934
1,734	Extra Space Storage, Inc. REIT	257,828
2,636	Fastighets AB Balder Class B•	151,881
5,931	Five Point Holdings LLC Class A•	42,585
23	Frontier Real Estate Investment Corp. REIT	100,490
15,476	Goodman Group REIT	225,680
8,131	Healthpeak Properties, Inc. REIT	279,218
2,982	Heiwa Real Estate Co., Ltd.	101,547
84	Heiwa Real Estate REIT, Inc. REIT	126,575
19	Hoshino Resorts REIT, Inc. REIT(2)	111,521
1,019	Howard Hughes Corp.•	109,991
14,276	Independence Realty Trust, Inc. REIT	240,408
9,337	Invitation Homes, Inc. REIT	327,355
1,916	Kilroy Realty Corp. REIT	131,323
5,864	Kojamo Oyj	126,991
4,304	Land Securities Group plc REIT	42,890
2,265	Life Storage, Inc. REIT	217,576
31,552	Link REIT	297,632
34,177	Longfor Properties Co., Ltd.(1)	212,289
45,406	Medical Properties Trust, Inc. REIT	1,001,202
8,592	Mercialys S.A. REIT(2)	109,942
98,646	Mirvac Group REIT	204,396
5,282	Mitsubishi Estate Co., Ltd.	86,936
19,491	Mitsui Fudosan Co., Ltd. REIT	423,720
38,483	New World Development Co., Ltd.	203,639
3,366	Nexity S.A.	182,416
4,096	Pebblebrook Hotel Trust REIT	97,812
3,393	PotlatchDeltic Corp. REIT	201,408
5,792	Prologis, Inc. REIT	674,942
13,173	Retail Opportunity Investments Corp. REIT	231,845
4,505	Rexford Industrial Realty, Inc. REIT	250,253
1,325	Ryman Hospitality Properties, Inc. REIT	104,211
9,471	Safestore Holdings plc REIT	111,375
11,226	Savills plc	184,980
1,784	Simon Property Group, Inc. REIT	217,184

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.0% - (continued)
	Real Estate - 8.1% - (continued)
63,753	Sino Land Co., Ltd.	$94,682
3,623	SL Green Realty Corp. REIT	268,138
1,549	Sun Communities, Inc. REIT	258,420
17,700	Tokyo Tatemono Co., Ltd.	262,054
8,028	UDR, Inc. REIT	372,901
18,710	UNITE Group plc	301,029
11,494	VICI Properties, Inc. REIT	364,360
4,065	Welltower, Inc. REIT	304,997
3,402	Weyerhaeuser Co., REIT	131,896
17,769	Workspace Group plc REIT	201,227

		13,903,084

	Retailing - 0.1%
33,124	Petrobras Distribuidora S.A.	137,263
4,406	Xebio Holdings Co., Ltd.	34,918

		172,181

	Semiconductors & Semiconductor Equipment - 0.1%
1,463	First Solar, Inc.•	111,963

	Software & Services - 0.4%
1,114	Aspen Technology, Inc.•	145,756
30,230	Hive Blockchain Technologies Ltd.•	116,331
16,330	Hut Mining Corp.•	90,740
2,650	Marathon Digital Holdings, Inc.•	97,467
280	MicroStrategy, Inc. Class A•	184,005

		634,299

	Technology Hardware & Equipment - 0.2%
1,830	Hexagon AB Class B	174,800
395	Itron, Inc.•	35,526
1,559	Trimble, Inc.•	127,838

		338,164

	Telecommunication Services - 2.1%
6,583	America Movil S.A.B. de C.V. Class L, ADR	91,767
36,176	BT Group plc•	82,515
26,453	Cellnex Telecom S.A.(1)	1,496,289
25,600	KDDI Corp.	773,874
2,671	KT Corp.	67,974
4,073	KT Corp. ADR	51,320
7,168	MTN Group Ltd.•	45,350
7,285	Orange S.A.	90,722
3,054	SK Telecom Co., Ltd.	831,830
53,253	Turk Telekomunikasyon AS	40,975
18,677	Turkcell Iletisim Hizmetleri AS	33,479

		3,606,095

	Transportation - 1.2%
32	AP Moller - Maersk A/S Class B	79,604
7,178	Canadian National Railway Co.	772,782
3,152	D/S Norden A/S	81,278
2,737	East Japan Railway Co.	187,451
91	FedEx Corp.	26,418
306,472	Pacific Basin Shipping Ltd.	107,391
11,339	PostNL N.V.	59,228
777	Ryanair Holdings plc ADR•	90,792
91,970	Shanghai International Airport Co., Ltd. Class A	696,845
3,720	Yellow Corp.•	34,112

		2,135,901

	Utilities - 8.8%
919	Acciona S.A.	159,761
9,545	American Electric Power Co., Inc.	846,737
3,422	Atlantica Sustainable Infrastructure plc	131,918
15,728	Avangrid, Inc.	800,555
106,277	Beijing Enterprises Holdings Ltd.	346,675
5,255	CenterPoint Energy, Inc.	128,695

The accompanying notes are an integral part of these financial statements.

54

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.0% - (continued)
	Utilities - 8.8% - (continued)
53,005	Centrica plc•	$41,489
1,015,441	China Longyuan Power Group Corp. Ltd. Class H	1,493,237
46,996	Cia de Saneamento Basico do Estado de Sao Paulo	370,116
1,929	Consolidated Edison, Inc.	149,324
7,701	Duke Energy Corp.	775,414
65,605	E.ON SE	791,054
12,493	Edison International	742,709
87,144	Enel S.p.A.	865,281
71,990	Engie S.A.•	1,072,323
44,299	ENN Energy Holdings Ltd.	755,943
1,961	Eversource Energy	169,077
18,835	Exelon Corp.	846,445
18,856	FirstEnergy Corp.	715,020
31,445	Guangdong Investment Ltd.	48,414
63,186	Iberdrola S.A.	853,892
80,012	National Grid plc	1,008,594
6,674	Pinnacle West Capital Corp.	564,954
4,947	Sempra Energy	680,559
1,711	Sunnova Energy International, Inc.•	60,433
12,248	UGI Corp.	535,360
6,215	Veolia Environnement S.A.(2)	198,227

		15,152,206

	Total Common Stocks (cost $70,380,439)	$91,364,581

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
	Whole Loan Collateral CMO - 0.2%
	Connecticut Avenue Securities Trust
$31,867	2.21%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(3)	$32,051
27,630	2.26%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(3)	27,760
28,575	2.41%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(3)	28,783
	Fannie Mae Connecticut Avenue Securities
79,168	2.31%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(3)	80,191
98,733	3.11%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(3)	101,461

	Total Asset & Commercial Mortgage-Backed Securities (cost $245,915)	$270,246

CORPORATE BONDS - 0.2%
	Airlines - 0.0%
$20,000	JetBlue Airways Corp. 4.00%, 05/15/2034	$21,678

	Construction Materials - 0.0%
57,000	Eagle Materials, Inc. 4.50%, 08/01/2026	58,689

	Diversified Financial Services - 0.0%
30,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	29,541

	Engineering & Construction - 0.0%
5,000	TopBuild Corp. 3.63%, 03/15/2029(1)	4,950

	Machinery-Diversified - 0.0%
10,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	10,663

	Oil & Gas - 0.1%
115,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	107,669
5,000	Diamondback Energy, Inc. 4.75%, 05/31/2025	5,618

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 0.2% - (continued)
		Oil & Gas - 0.1% - (continued)
	$50,000	Occidental Petroleum Corp. 4.40%, 04/15/2046	$44,000

			157,287

		Pipelines - 0.1%
	50,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.38%, 09/15/2024	50,813
	45,000	EnLink Midstream Partners L.P. 4.85%, 07/15/2026	45,450
	30,000	Gray Oak Pipeline LLC 3.45%, 10/15/2027(1)	31,105

			127,368

		Total Corporate Bonds (cost $406,823)	$410,176

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
		Argentina - 0.1%
ARS	6,668,633	Argentina Treasury Bond 1.20%, 03/18/2022(4)	$70,495
	$123,741	Argentine Republic Government International Bond 0.13%, 07/09/2035(5)(6)	38,980

			109,475

		Canada - 0.2%
CAD	253,005	Canadian Government Real Return Bond 4.25%, 12/01/2026(4)	266,760

		Germany - 0.4%
		Deutsche Bundesrepublik Inflation Linked Bond
EUR	317,121	0.10%, 04/15/2026(4)(7)	420,223
	121,885	0.50%, 04/15/2030(4)(7)	176,993

			597,216

		Greece - 0.1%
	41,225,000	Hellenic Republic Government Bond 0.00%, 10/15/2042(6)	148,688

		Hungary - 0.0%
	30,000	Hungary Government International Bond 1.63%, 04/28/2032(7)	38,485

		Indonesia - 0.2%
IDR	4,542,000,000	Indonesia Treasury Bond 8.38%, 03/15/2034	347,717

		Japan - 0.6%
		Japanese Government CPI Linked Bond
JPY	84,039,875	0.10%, 03/10/2026(4)	776,114
	35,669,748	0.10%, 03/10/2028(4)	330,881

			1,106,995

		Mexico - 0.1%
MXN	1,321,900	Mexican Bonos 8.00%, 11/07/2047	66,126
	2,540,707	Mexican Udibonos 4.00%, 11/08/2046(4)	133,325

			199,451

		Russia - 0.2%
		Russian Federal Bond - OFZ
RUB	5,730,000	7.05%, 01/19/2028	77,559
	5,700,000	7.65%, 04/10/2030	79,504
	13,529,998	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(4)	177,744

			334,807

		South Korea - 0.2%
KRW	345,765,127	Inflation Linked Korea Treasury Bond 1.75%, 06/10/2028(4)	334,270

		Thailand - 0.0%
THB	1,499,996	Thailand Government Bond 1.25%, 03/12/2028(4)(7)	47,137

		Total Foreign Government Obligations (cost $3,691,648)	$3,531,001

The accompanying notes are an integral part of these financial statements.

55

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	FHLMC - 0.1%
$49,514	2.16%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(3)	$50,109
44,243	2.16%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(3)	44,821
48,503	2.46%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(3)	49,053
50,542	2.76%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(3)	51,588

	Total U.S. Government Agencies (cost $189,193)	$195,571

U.S. GOVERNMENT SECURITIES - 27.9%
	U.S. Treasury Securities - 27.9%
	U.S. Treasury Bonds - 5.6%
$2,810,822	0.13%, 01/15/2030(4)	$3,078,765
306,852	0.25%, 02/15/2050(4)	326,570
84,871	0.75%, 02/15/2045(4)	99,831
206,980	0.88%, 02/15/2047(4)	253,244
99,884	1.00%, 02/15/2046(4)	124,256
307,531	1.75%, 01/15/2028(4)	373,559
3,199,724	2.00%, 01/15/2026(4)	3,807,713
560,818	2.38%, 01/15/2025(4)	659,849
339,035	2.38%, 01/15/2027(4)	418,933
415,570	3.63%, 04/15/2028(4)	564,030

		9,706,750

	U.S. Treasury Notes - 22.3%
3,905,223	0.13%, 07/15/2022(4)	4,054,415
3,549,580	0.13%, 07/15/2024(4)	3,856,979
1,047,724	0.13%, 07/15/2026(4)	1,156,657
1,217,299	0.13%, 01/15/2031(4)	1,328,140
2,570,243	0.25%, 01/15/2025(4)	2,808,994
1,485,557	0.25%, 07/15/2029(4)	1,653,824
3,936,612	0.38%, 07/15/2023(4)(8)	4,216,071
2,805,570	0.38%, 07/15/2025(4)(8)	3,110,822
2,188,189	0.38%, 01/15/2027(4)	2,439,916
1,435,179	0.38%, 07/15/2027(4)	1,610,858
826,232	0.50%, 01/15/2028(4)	930,404
3,258,160	0.63%, 01/15/2024(4)	3,539,176
1,632,439	0.63%, 01/15/2026(4)	1,830,968
1,152,610	0.75%, 07/15/2028(4)	1,328,503
3,912,555	0.88%, 01/15/2029(4)(8)	4,539,685

		38,405,412

	Total U.S. Government Securities (cost $45,945,895)	$48,112,162

CONVERTIBLE BONDS - 0.0%
	Oil & Gas - 0.0%
$55,000	PDC Energy, Inc. 1.13%, 09/15/2021	$54,520

	REITS - 0.0%
6,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	6,852

	Total Convertible Bonds (cost $57,707)	$61,372

EXCHANGE-TRADED FUNDS - 3.4%
	Other Investment Pools & Funds - 3.4%
72,465	Energy Select Sector SPDR Fund	$3,579,046
73	iShares Silver Trust•	1,753
976	SPDR Gold Shares•	161,684

Shares or Principal Amount		Market Value†

EXCHANGE-TRADED FUNDS - 3.4% - (continued)
	Other Investment Pools & Funds - 3.4% - (continued)
6,730	SPDR S&P Oil & Gas Exploration & Production ETF	$539,746
7,360	VanEck Vectors Agribusiness ETF	672,778
28,585	VanEck Vectors Gold Miners ETF	982,180

	Total Exchange-Traded Funds (cost $5,604,634)	$5,937,187

	Total Long-Term Investments (cost $126,522,254)	$149,882,296

SHORT-TERM INVESTMENTS - 13.0%
	Other Investment Pools & Funds - 9.8%
16,995,634	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.03%(9)	$16,995,634

	Repurchase Agreements - 2.2%
3,801,242	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $3,801,244; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $3,877,312	3,801,242

	Securities Lending Collateral - 1.0%
215,634	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(9)	215,634
1,512,521	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(9)	1,512,521

		1,728,155

	Total Short-Term Investments (cost $22,525,031)	$22,525,031

Total Investments Excluding Purchased Options (cost $149,047,285)	99.9%	$172,407,327

Total Purchased Options (cost $17,921)	0.0%	$3,110

Total Investments (cost $149,065,206)	99.9%	$172,410,437
Other Assets and Liabilities	0.1%	133,917

Total Net Assets	100.0%	$172,544,354

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The accompanying notes are an integral part of these financial statements.

56

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2021, the Fund invested 19.5% of its total assets in the Subsidiary.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $2,509,550, representing 1.5% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(4)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $682,838, representing 0.4% of net assets.

(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2021, the market value of securities pledged was $2,456,073.

(9)	Current yield as of period end.

OTC Option Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
Bloomberg Commodity Index Option	GSC	70.00 USD	05/11/2021	3,488	USD	3,488	$—	$2,954$	$(2,954)
Bloomberg Commodity Index Option	JPM	73.00 USD	06/21/2021	4,246	USD	4,246	1	5,046	(5,045)
Bloomberg Commodity Index Option	JPM	79.00 USD	08/09/2021	3,085	USD	3,085	89	5,967	(5,878)

Total purchased OTC option contracts							$90	$13,967	$(13,877)

Written option contracts:
Puts
Bloomberg Commodity Index Option	GSC	63.00 USD	05/11/2021	(3,488)	USD	(3,488)	$—	$(484)	$484
Bloomberg Commodity Index Option	JPM	65.00 USD	06/21/2021	(3,639)	USD	(3,639)	—	(656)	656
Bloomberg Commodity Index Option	JPM	71.00 USD	08/09/2021	(3,330)	USD	(3,330)	(7)	(1,299)	1,292

Total written OTC option contracts							$(7)	$(2,439)	$2,432

Exchange-Traded Option Contracts Outstanding at April 30, 2021
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Silver Option	35.00 USD	11/23/2021	1	USD	5,000	$3,020	$3,954	$(934)

Total purchased exchange-traded option contracts						$3,020	$3,954	$(934)

The accompanying notes are an integral part of these financial statements.

57

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Exchange-Traded Options Contracts Outstanding at April 30, 2021
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
LME Nickel Future Option	20,000.00 USD	12/01/2021	(1)	USD	(6)	$(4,473)	$(2,637)	$(1,836)
Silver Option	55.00 USD	11/23/2021	(1)	USD	(5,000)	(765)	(845)	80

Total written OTC option contracts						$(5,238)	$(3,482)	$(1,756)

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	8	05/28/2021	$534,080	$20,801
Brent Crude Oil Future	2	06/25/2021	2,620	(449)
Brent Crude Oil Future	27	09/30/2021	1,750,140	85,985
Copper Future	11	09/28/2021	1,228,700	104,288
Corn Future	58	07/14/2021	1,952,425	251,574
Corn Future	2	12/14/2021	56,375	868
Cotton No. 2 Future	4	07/08/2021	176,160	9,161
Cotton No. 2 Future	15	12/08/2021	637,950	8,630
Gasoline RBOB Future	5	05/28/2021	436,023	55,314
Gasoline RBOB Future	9	08/31/2021	760,914	30,899
Gold 100oz Future	2	06/28/2021	353,540	17,410
Gold 100oz Future	14	12/29/2021	2,483,040	15,159
Ice ECX Emission	19	12/20/2021	1,115,640	403,287
LME Copper Future	3	06/16/2021	737,156	104,869
LME Nickel Future	15	05/17/2021	1,588,500	165,299
LME Nickel Future	5	06/14/2021	529,875	1,901
LME Nickel Future	8	07/19/2021	848,400	1,895
LME Nickel Future	9	09/13/2021	955,179	72,339
LME Zinc Future	22	05/17/2021	1,604,075	141,968
LME Zinc Future	11	07/19/2021	804,856	37,690
LME Zinc Future	10	09/13/2021	733,625	32,343
Live Cattle Future	7	10/29/2021	344,120	(11,154)
NY Harbor ULSD Future	9	08/31/2021	729,691	14,072
Natural Gas Future	3	05/26/2021	87,930	7,597
Natural Gas Future	5	07/28/2021	149,450	9,740
Platinum Future	7	07/28/2021	421,820	542
Primary Aluminum Future	2	06/16/2021	119,475	9,019
Silver Future	7	07/28/2021	905,555	1,966
Soybean Future	12	07/14/2021	920,550	68,229
Soybean Future	11	11/12/2021	736,863	50,439
Soybean Meal Future	6	07/14/2021	255,660	13,649
Soybean Meal Future	20	12/14/2021	802,000	42,238
WTI Crude Future	13	06/22/2021	825,240	(10,340)
WTI Crude Future	14	09/21/2021	869,400	(11,003)
WTI Crude Future	40	11/19/2021	2,441,200	811,858

Total				$2,558,083

The accompanying notes are an integral part of these financial statements.

58

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Futures Contracts Outstanding at April 30, 2021 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Brent Crude Oil Future	2	06/25/2021	$980	$100
Brent Crude Oil Future	1	10/31/2024	57,860	(572)
Euro-OAT Future	1	06/08/2021	192,949	1,610
Japan 10-Year Mini Bond Future	1	06/11/2021	138,430	(199)
LME Copper Future	1	06/16/2021	245,719	(8)
LME Nickel Future	15	05/17/2021	1,588,500	(58,970)
LME Nickel Future	2	06/14/2021	211,950	(9,108)
LME Nickel Future	8	07/19/2021	848,400	(46,506)
LME Nickel Future	1	09/13/2021	106,131	(9,167)
LME Zinc Future	22	05/17/2021	1,604,075	(65,660)
LME Zinc Future	11	07/19/2021	804,856	(35,377)
Natural Gas Future	1	03/29/2023	24,190	(843)
Natural Gas Future	1	04/26/2023	23,890	(434)
Primary Aluminum Future	1	06/16/2021	59,738	(8)
U.S. Treasury 10-Year Note Future	76	06/21/2021	10,034,375	172,841
U.S. Treasury Ultra Bond Future	4	06/21/2021	743,625	15,516

Total				$(36,785)

Total futures contracts				$2,521,298

OTC Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.10	GSC	USD	320,000	(0.50%)	11/17/2059	Monthly	$—	$(3,688)	$(3,169)	$519
CMBX.NA.AAA.10	MSC	USD	125,000	(0.50%)	11/17/2059	Monthly	—	(6)	(1,236)	(1,230)
CMBX.NA.AAA.11	MSC	USD	320,000	(0.50%)	11/18/2054	Monthly	—	(2,664)	(3,043)	(379)
CMBX.NA.AAA.11	MSC	USD	125,000	(0.50%)	11/18/2054	Monthly	615	—	(1,187)	(1,802)
CMBX.NA.AAA.12	MSC	USD	320,000	(0.50%)	08/17/2061	Monthly	—	(244)	(2,564)	(2,320)
CMBX.NA.AAA.12	MSC	USD	130,000	(0.50%)	08/17/2061	Monthly	1,881	—	(1,040)	(2,921)
CMBX.NA.AAA.13	MSC	USD	125,000	(0.50%)	12/16/2072	Monthly	3,028	—	(675)	(3,703)
CMBX.NA.AAA.13	MSC	USD	330,000	(0.50%)	12/16/2072	Monthly	2,314	—	(1,785)	(4,099)

Total OTC credit default swap contracts							$7,838	$(6,602)	$(14,699)	$(15,935)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
MXN-TIIE-Banxico-Bloomberg	7.13% Fixed	MXN	3,553,400	06/04/2031	Lunar	$1,890	$—	$2,022	$132

OTC Total Return Swap Contracts Outstanding at April 30, 2021
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid	JPM	USD	745,000	(1.00%)	09/20/2021	At Maturity	$—	$(297)	$1,310	$1,607
Markit iBoxx USD Liquid	MSC	USD	415,000	(1.00%)	09/20/2021	At Maturity	—	(165)	(1,555)	(1,390)

Total OTC total return swap contracts							$—	$(462)	$(245)	$217

The accompanying notes are an integral part of these financial statements.

59

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Bond Forward Contracts Outstanding at April 30, 2021
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028	USD	6,789,434	05/28/2021	$(7,055)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,755,000	AUD	1,363,481	USD	MSC	05/28/2021	$—	$(11,337)
565,000	BRL	98,799	USD	DEUT	05/04/2021	5,176	—
565,000	BRL	104,560	USD	MSC	05/04/2021	—	(585)
565,000	BRL	103,112	USD	MSC	06/02/2021	581	—
6,685,000	BRL	1,229,764	USD	DEUT	06/02/2021	—	(2,872)
45,000	CAD	36,275	USD	GSC	05/28/2021	338	—
571,400,000	CLP	807,907	USD	BNP	05/28/2021	—	(4,091)
8,535,000	CNH	1,313,419	USD	BOA	05/28/2021	2,395	—
588,000	GBP	817,374	USD	UBS	05/28/2021	—	(5,268)
22,377,000,000	IDR	1,541,116	USD	MSC	05/28/2021	3,865	—
61,395,000	JPY	568,481	USD	BOA	05/28/2021	—	(6,600)
18,868,000	MXN	940,719	USD	CBK	05/28/2021	—	(12,246)
12,390,000	NOK	1,495,145	USD	CBK	05/28/2021	—	(6,611)
26,000	NZD	18,751	USD	MSC	05/28/2021	—	(147)
180,320,000	RUB	2,400,410	USD	BOA	05/28/2021	—	(11,750)
7,500,000	SEK	895,772	USD	BOA	05/28/2021	—	(9,609)
567,240	USD	730,000	AUD	WEST	05/28/2021	4,810	—
104,560	USD	565,000	BRL	DEUT	05/04/2021	585	—
103,338	USD	565,000	BRL	MSC	05/04/2021	—	(637)
260,372	USD	323,000	CAD	GSC	05/28/2021	—	(2,425)
1,165,709	USD	1,065,000	CHF	GSC	05/28/2021	—	(1,325)
822,298	USD	577,500,000	CLP	GSC	05/28/2021	9,901	—
5,906,293	USD	4,881,000	EUR	BNP	05/28/2021	34,791	—
4,641,569	USD	3,345,000	GBP	BCLY	05/28/2021	21,678	—
122,059	USD	1,772,296,000	IDR	MSC	05/28/2021	—	(306)
1,234,000	USD	133,270,000	JPY	BOA	05/28/2021	14,326	—
325,953	USD	361,756,000	KRW	GSC	05/28/2021	735	—
78,277	USD	1,570,000	MXN	CBK	05/28/2021	1,019	—
653,038	USD	5,410,000	NOK	BOA	05/28/2021	3,081	—
1,226	USD	5,000	RON	SG	05/28/2021	7	—
205,004	USD	15,400,000	RUB	BOA	05/28/2021	1,004	—
48,317	USD	1,517,000	THB	JPM	05/28/2021	—	(393)
1,137,660	USD	16,260,000	ZAR	CBK	05/28/2021	20,945	—

Total Foreign Currency Contracts						$125,237	$(76,202)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

60

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$263,243	$163,498	$99,745	$—
Banks	1,761,472	79,343	1,682,129	—
Capital Goods	4,338,927	2,423,399	1,915,528	—
Commercial & Professional Services	991,081	731,390	259,691	—
Consumer Durables & Apparel	1,773,141	1,110,223	662,918	—
Consumer Services	476,245	302,033	174,212	—
Diversified Financials	2,495,932	2,269,356	226,576	—
Energy	20,955,728	9,746,332	11,209,396	—
Food & Staples Retailing	135,246	—	135,246	—
Food, Beverage & Tobacco	152,835	134,108	18,727	—
Health Care Equipment & Services	70,835	70,835	—	—
Insurance	658,339	—	658,339	—
Materials	19,309,899	7,283,356	12,026,543	—
Media & Entertainment	1,927,765	1,927,765	—	—
Real Estate	13,903,084	9,498,518	4,404,566	—
Retailing	172,181	137,263	34,918	—
Semiconductors & Semiconductor Equipment	111,963	111,963	—	—
Software & Services	634,299	634,299	—	—
Technology Hardware & Equipment	338,164	163,364	174,800	—
Telecommunication Services	3,606,095	217,541	3,388,554	—
Transportation	2,135,901	924,104	1,211,797	—
Utilities	15,152,206	7,517,316	7,634,890	—
Asset & Commercial Mortgage-Backed Securities	270,246	—	270,246	—
Corporate Bonds	410,176	—	410,176	—
Foreign Government Obligations	3,531,001	—	3,531,001	—
U.S. Government Agencies	195,571	—	195,571	—
U.S. Government Securities	48,112,162	—	48,112,162	—
Convertible Bonds	61,372	—	61,372	—
Exchange-Traded Funds	5,937,187	5,937,187	—	—
Short-Term Investments	22,525,031	18,723,789	3,801,242	—
Purchased Options	3,110	3,020	90	—
Foreign Currency Contracts(2)	125,237	—	125,237	—
Futures Contracts(2)	2,781,096	2,780,996	100	—
Swaps - Credit Default(2)	519	—	519	—
Swaps - Interest Rate(2)	132	—	132	—
Swaps - Total Return(2)	1,607	—	1,607	—

Total	$175,319,028	$72,890,998	$102,428,030	$—

Liabilities
Bond Forward Contracts(2)	$(7,055)	$—	$(7,055)	$—
Foreign Currency Contracts(2)	(76,202)	—	(76,202)	—
Futures Contracts(2)	(259,798)	(259,349)	(449)	—
Swaps - Credit Default(2)	(16,454)	—	(16,454)	—
Swaps - Total Return(2)	(1,390)	—	(1,390)	—
Written Options	(5,245)	(5,238)	(7)	—

Total	$(366,144)	$(264,587)	$(101,557)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

61

The Hartford Growth Allocation Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 58.5%
2,797,288	Hartford Core Equity Fund, Class F	$126,856,991
1,525,275	Hartford Multifactor US Equity ETF	59,943,307
2,365,102	Hartford Small Cap Value Fund, Class F	32,259,998
3,309,907	The Hartford Equity Income Fund, Class F	73,877,117
497,985	The Hartford Growth Opportunities Fund, Class F	31,960,703
674,998	The Hartford MidCap Fund, Class F	26,277,691
838,079	The Hartford Small Company Fund, Class F	28,016,975

	Total Domestic Equity Funds (cost $268,571,868)	$379,192,782

	International/Global Equity Funds - 26.3%
1,958,588	Hartford Multifactor Developed Markets (ex-US) ETF	59,619,419
600,500	Hartford Schroders Emerging Markets Equity Fund, Class F	12,742,600
2,189,520	Hartford Schroders International Multi-Cap Value Fund, Class F	22,639,642
1,285,082	The Hartford International Growth Fund, Class F	24,750,671
2,518,620	The Hartford International Opportunities Fund, Class F	51,203,546

	Total International/Global Equity Funds (cost $150,317,019)	$170,955,878

	Taxable Fixed Income Funds - 15.0%
962,258	Hartford Core Bond ETF	39,261,762
289,354	Hartford Short Duration ETF	11,886,633
654,982	The Hartford Inflation Plus Fund, Class F	7,538,847
1,300,459	The Hartford Strategic Income Fund, Class F	12,029,244
2,468,445	The Hartford World Bond Fund, Class F	26,461,733

	Total Taxable Fixed Income Funds (cost $96,540,774)	$97,178,219

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8% - (continued)
	Taxable Fixed Income Funds - 15.0% - (continued)

	Total Affiliated Investment Companies (cost $515,429,661)	$647,326,879

SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,259,986	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)	$1,259,986

	Total Short-Term Investments (cost $1,259,986)	$1,259,986

Total Investments (cost $516,689,647)	100%	$648,586,865
Other Assets and Liabilities	0.0%	(129,940)

Total Net Assets	100%	$648,456,925

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$647,326,879	$647,326,879	$—	$—
Short-Term Investments	1,259,986	1,259,986	—	—

Total	$648,586,865	$648,586,865	$—	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

62

Hartford Moderate Allocation Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 42.4%
1,339,670	Hartford Core Equity Fund, Class F	$60,754,024
714,546	Hartford Multifactor US Equity ETF	28,081,658
1,103,100	Hartford Small Cap Value Fund, Class F	15,046,285
1,603,548	The Hartford Equity Income Fund, Class F	35,791,189
237,059	The Hartford Growth Opportunities Fund, Class F	15,214,469
271,459	The Hartford MidCap Fund, Class F	10,567,880
391,826	The Hartford Small Company Fund, Class F	13,098,754

	Total Domestic Equity Funds (cost $125,975,818)	$178,554,259

	International/Global Equity Funds - 21.5%
996,329	Hartford Multifactor Developed Markets (ex-US) ETF	30,328,255
363,381	Hartford Schroders Emerging Markets Equity Fund, Class F	7,710,939
1,144,927	Hartford Schroders International Multi-Cap Value Fund, Class F	11,838,544
692,139	The Hartford International Growth Fund, Class F	13,330,599
1,342,941	The Hartford International Opportunities Fund, Class F	27,301,996

	Total International/Global Equity Funds (cost $79,257,184)	$90,510,333

	Taxable Fixed Income Funds - 35.9%
1,513,033	Hartford Core Bond ETF	61,734,319
496,261	Hartford Short Duration ETF	20,386,352
991,432	The Hartford Inflation Plus Fund, Class F	11,411,382
2,007,560	The Hartford Strategic Income Fund, Class F	18,569,927
3,655,971	The Hartford World Bond Fund, Class F	39,192,014

	Total Taxable Fixed Income Funds (cost $150,113,599)	$151,293,994

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8% - (continued)
	Taxable Fixed Income Funds - 35.9% - (continued)

	Total Affiliated Investment Companies (cost $355,346,601)	$420,358,586

SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
823,432	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)	$823,432

	Total Short-Term Investments (cost $823,432)	$823,432

Total Investments (cost $356,170,033)	100.0%	$421,182,018
Other Assets and Liabilities	0.0%	77,446

Total Net Assets	100.0%	$421,259,464

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$420,358,586	$420,358,586	$—	$—
Short-Term Investments	823,432	823,432	—	—

Total	$421,182,018	$421,182,018	$—	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

63

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.2%
	Automobiles & Components - 0.4%
355	Tesla, Inc.*	$251,851
13,205	Volkswagen AG	3,438,047

		3,689,898

	Banks - 2.7%
156,007	Abu Dhabi Islamic Bank PJSC	204,500
127,000	Agricultural Bank of China Ltd. Class H	49,202
36,910	Ameris Bancorp	1,996,462
3,279,000	Bank of China Ltd. Class H	1,300,937
460,822	Bank of Communications Co., Ltd. Class H	294,231
31,154	Bank of Nova Scotia	1,984,198
34,768	BAWAG Group AG*(1)	1,875,478
574,000	China CITIC Bank Corp. Ltd. Class H	299,649
124,033	Credit Agricole S.A.*	1,918,568
25,294	KBC Group N.V.*	1,962,524
14,653	PNC Financial Services Group, Inc.	2,739,379
26,310	Popular, Inc.	1,945,888
165,578	Svenska Handelsbanken AB Class A	1,917,437
40,840	Synovus Financial Corp.	1,913,763
181,600	Tisco Financial Group PCL	539,478
53,560	United Community Banks, Inc.	1,752,483
19,390	Western Alliance Bancorp	2,037,307

		24,731,484

	Capital Goods - 5.2%
19,770	American Woodmark Corp.*	1,966,324
45,787	Assa Abloy AB Class B	1,305,368
162,002	BAE Systems plc	1,131,621
44,824	Builders FirstSource, Inc.*	2,181,584
53,421	Cie de Saint-Gobain*	3,370,605
140,500	CK Hutchison Holdings Ltd.	1,148,321
15,266	Fortive Corp.	1,081,138
20,364	Fortune Brands Home & Security, Inc.	2,137,813
12,400	ITOCHU Corp.	387,112
64,460	JELD-WEN Holding, Inc.*	1,880,298
6,080	Lennox International, Inc.	2,038,867
4,463	Lockheed Martin Corp.	1,698,439
58,769	Marubeni Corp.	489,501
17,230	Masonite International Corp.*	2,175,977
10,100	Mitsubishi Corp.	279,272
55,965	Mitsui & Co., Ltd.	1,181,065
3,057	MSC Industrial Direct Co., Inc. Class A	275,619
41,768	Nexans S.A.*	3,430,298
50,736	OC Oerlikon Corp. AG	593,352
8,629	Otis Worldwide Corp.	671,940
22,140	Owens Corning	2,143,373
23,657	Raytheon Technologies Corp.	1,969,209
5,175	Rockwool International A/S Class B(2)	2,314,765
16,602	Schneider Electric SE	2,648,944
56,096	Signify N.V.*(1)	3,185,640
5,200	Sumitomo Corp.	70,663
58,475	Vestas Wind Systems A/S	2,440,949
22,559	Vinci S.A.	2,475,392
242,000	Xinyi Glass Holdings Ltd.	857,407

		47,530,856

	Commercial & Professional Services - 0.7%
1,429,283	Aker Carbon Capture AS*	2,902,776
89,690	Bureau Veritas S.A.*	2,682,375
25,514	Experian plc	983,604

		6,568,755

	Consumer Durables & Apparel - 3.8%
94,000	ANTA Sports Products Ltd.	1,676,810
9,660	Cavco Industries, Inc.*	2,023,094
35,010	Century Communities, Inc.*	2,588,639

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.2% - (continued)
	Consumer Durables & Apparel - 3.8% - (continued)
22,527	D.R. Horton, Inc.	$2,214,179
201,100	Gree Electric Appliances, Inc. of Zhuhai Class A	1,856,052
16,380	Installed Building Products, Inc.	2,205,567
40,333	KB Home	1,945,261
20,183	Lennar Corp. Class A	2,090,959
320,000	Li Ning Co., Ltd.	2,597,018
14,901	NIKE, Inc. Class B	1,976,171
385	NVR, Inc.*	1,931,968
3,214	Pandora A/S	363,982
36,218	PulteGroup, Inc.	2,141,208
21,400	Sekisui House Ltd.	433,406
91,600	Shenzhou International Group Holdings Ltd.	2,015,108
32,147	Toll Brothers, Inc.	2,015,617
8,755	TopBuild Corp.*	1,946,937
81,803	TRI Pointe Group, Inc.*	1,948,547

		33,970,523

	Consumer Services - 0.7%
106,506	Compass Group plc*	2,316,960
12,639	McDonald’s Corp.	2,983,815
7,900	McDonald’s Holdings Co. Japan Ltd.	360,699
480,000	Meritage Homes Corp.(1)	493,445

		6,154,919

	Diversified Financials - 0.6%
75,200	Bursa Malaysia Bhd	154,739
46,290	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,425,596
47,621	M&G plc	142,940
22,100	Morgan Stanley	1,824,355
23,621	OneMain Holdings, Inc.	1,343,326

		5,890,956

	Energy - 0.4%
786,000	China Petroleum & Chemical Corp. Class H	387,660
623,301	China Shenhua Energy Co., Ltd. Class H	1,298,269
193,953	Coal India Ltd.	347,643
38,416	Total SE	1,697,901

		3,731,473

	Food & Staples Retailing - 0.7%
64,340	Kesko Oyj Class B	1,959,111
39,444	Koninklijke Ahold Delhaize N.V.	1,061,513
13,302	Kroger Co.	486,055
85,042	Magnit PJSC GDR	1,197,817
33,400	Seven & i Holdings Co., Ltd.	1,442,082

		6,146,578

	Food, Beverage & Tobacco - 2.5%
42,734	Altria Group, Inc.	2,040,548
1,255	British American Tobacco plc	46,565
31,843	Coca-Cola Co.	1,718,885
12,134	Conagra Brands, Inc.	450,050
59,218	Diageo plc	2,658,377
21,429	Heineken N.V.	2,485,752
81,141	Imperial Brands plc	1,691,264
278,370	Inner Mongolia Yili Industrial Group Co., Ltd. Class A	1,754,630
11,100	Japan Tobacco, Inc.	208,221
3,206	JM Smucker Co.	419,954
2,656	KT&G Corp.	196,544
6,442	Kweichow Moutai Co., Ltd. Class A	1,990,201
15,534	Nestle S.A.	1,853,683
11,531	PepsiCo., Inc.	1,662,309
11,758	Philip Morris International, Inc.	1,117,010
111,500	WH Group Ltd.(1)	97,150
48,595	Wuliangye Yibin Co., Ltd. Class A	2,129,496

		22,520,639

The accompanying notes are an integral part of these financial statements.

64

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.2% - (continued)
	Health Care Equipment & Services - 1.4%
23,488	Baxter International, Inc.	$2,012,687
6,062	CVS Health Corp.	463,137
41,719	Koninklijke Philips N.V.*	2,358,922
20,021	Medtronic plc	2,621,149
11,100	Miraca Holdings, Inc.	363,112
60,300	Supermax Corp. Bhd	88,508
11,153	Telefonica Celular del Paraguay S.A.	672,972
272,700	Top Glove Corp. Bhd	375,355
8,504	UnitedHealth Group, Inc.	3,391,395

		12,347,237

	Household & Personal Products - 0.8%
26,664	Colgate-Palmolive Co.	2,151,785
6,257	Nu Skin Enterprises, Inc. Class A	330,745
17,341	Procter & Gamble Co.	2,313,636
26,009	Reckitt Benckiser Group plc	2,315,779
1,795	Spectrum Brands Holdings, Inc.	158,211

		7,270,156

	Insurance - 1.1%
195,239	AIA Group Ltd.	2,478,085
60,069	AXA S.A.(2)	1,696,650
12,890	Chubb Ltd.	2,211,795
8,389	Fidelity National Financial, Inc.	382,706
9,459	Marsh & McLennan Cos., Inc.	1,283,586
154,000	Ping An Insurance Group Co., of China Ltd. Class H	1,678,949

		9,731,771

	Materials - 1.4%
154,000	Asia Cement Corp.	273,940
3,068	BASF SE	247,254
16,946	Dow, Inc.	1,059,125
995,410	Elkem ASA*(1)	3,652,773
68,864	Evraz plc	610,708
47,749	Fortescue Metals Group Ltd.	826,120
7,433	LafargeHolcim Ltd.*	458,673
8,520	Linde plc	2,435,357
44,130	Louisiana-Pacific Corp.	2,907,284
1,662	Rio Tinto Ltd.	154,475

		12,625,709

	Media & Entertainment - 0.8%
6,800	Capcom Co., Ltd.	220,613
90,465	Eutelsat Communications S.A.	1,144,721
38,008	Interpublic Group of Cos., Inc.	1,206,754
50,114	News Corp. Class A	1,312,736
1,000	Nintendo Co., Ltd.	573,653
5,054	Take-Two Interactive Software, Inc.*	886,370
1,780	Telenet Group Holding N.V.	76,115
23,100	Tencent Holdings Ltd.	1,842,733

		7,263,695

	Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
13,625	AbbVie, Inc.	1,519,187
2,190	Amgen, Inc.	524,812
24,917	AstraZeneca plc ADR(2)	1,322,345
10,024	Avantor, Inc.*	321,169
22,166	Bristol-Myers Squibb Co.	1,383,602
1,259,520	CSPC Pharmaceutical Group Ltd.	1,554,674
29,855	Gilead Sciences, Inc.	1,894,897
28,074	Johnson & Johnson	4,568,482
27,932	Merck & Co., Inc.	2,080,934
2,424	Moderna, Inc.*	433,460
35,855	Novartis AG	3,059,734
68,399	Pfizer, Inc.	2,643,621
6,132	QIAGEN N.V.*	295,133

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 2.6% - (continued)
5,430	Roche Holding AG	$1,771,025
1,712	Sanofi(2)	179,490

		23,552,565

	Real Estate - 1.7%
78,586	Aldar Properties PJSC	74,892
3,157	American Tower Corp. REIT	804,309
297,088	Barwa Real Estate Co.	263,611
158,200	China Fortune Land Development Co., Ltd. Class A	136,109
115,784	Douglas Emmett, Inc. REIT	3,883,395
28,964	Equity Commonwealth REIT	834,163
80,781	Equity LifeStyle Properties, Inc. REIT	5,606,201
102,148	Henderson Land Development Co., Ltd.	454,020
32,800	Hongkong Land Holdings Ltd.	162,203
117,500	Kerry Properties Ltd.	395,894
8,051	Public Storage REIT	2,263,619
5,310	WP Carey, Inc. REIT	397,666

		15,276,082

	Retailing - 1.1%
41,800	Alibaba Group Holding Ltd.*	1,208,342
2,006,600	Allstar Co.(3)(4)	2,458,085
6,225	Home Depot, Inc.	2,014,846
13,270	K’s Holdings Corp.	181,033
1,899	L Brands, Inc.*	125,144
10,130	Lowe’s Cos., Inc.	1,988,012
33,746	Qurate Retail, Inc.	401,577
700	Shimamura Co., Ltd.	69,251
20,133	TJX Cos., Inc.	1,429,443

		9,875,733

	Semiconductors & Semiconductor Equipment - 0.7%
219	Broadcom, Inc.	99,908
21,380	First Solar, Inc.*	1,636,211
7,876	Intel Corp.	453,106
947	NXP Semiconductors N.V.	182,307
106,650	Radiant Opto-Electronics Corp.	488,677
4,611	Silicon Motion Technology Corp. ADR	331,162
65,305	STMicroelectronics N.V.	2,439,223
151,468	United Microelectronics Corp.	302,104

		5,932,698

	Software & Services - 2.1%
7,924	Accenture plc Class A	2,297,722
401	Alliance Data Systems Corp.	47,258
10,342	Amdocs Ltd.	793,645
7,324	Automatic Data Processing, Inc.	1,369,515
12,909	Capgemini SE	2,365,534
852	CGI, Inc.*	75,381
4,505	Cognizant Technology Solutions Corp. Class A	362,202
259	Constellation Software, Inc.	380,115
787	Crowdstrike Holdings, Inc. Class A*	164,097
6,780	Dropbox, Inc. Class A*	174,246
2,400	Fujitsu Ltd.	381,259
451	HubSpot, Inc.*	237,429
11,394	International Business Machines Corp.	1,616,581
18,034	Microsoft Corp.	4,547,814
8,858	Nortonlifelock, Inc.	191,421
16,964	Oracle Corp.	1,285,702
1,709	Palo Alto Networks, Inc.*	603,944
8,308	SS&C Technologies Holdings, Inc.	616,620
5,881	Visa, Inc. Class A	1,373,566
17,453	Western Union Co.	449,589

		19,333,640

The accompanying notes are an integral part of these financial statements.

65

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.2% - (continued)
	Technology Hardware & Equipment - 0.4%
98,000	Asustek Computer, Inc.	$1,312,577
5,725	Dell Technologies, Inc.*	562,939
9,899	Hewlett Packard Enterprise Co.	158,582
6,597	Logitech International S.A.	734,275
55,500	VTech Holdings Ltd.	507,917

		3,276,290

	Telecommunication Services - 1.0%
66,237	AT&T, Inc.	2,080,504
63,160	KDDI Corp.	1,909,291
2,183	KT Corp.	55,555
70,226	Lumen Technologies, Inc.	901,000
77,383	Orange S.A.	963,667
11,325	Proximus S.A.(2)	241,279
390,889	Telefonica Deutschland Holding AG	1,135,990
6,855	United States Cellular Corp.*	233,961
34,232	Verizon Communications, Inc.	1,978,267

		9,499,514

	Transportation - 0.8%
22,744	Canadian National Railway Co.	2,448,614
1,121,500	Daqin Railway Co., Ltd. Class A	1,191,348
1,690	Ryder System, Inc.	134,930
20,023	Schneider National, Inc. Class B	485,157
229,000	SITC International Holdings Co., Ltd.	872,586
9,735	United Parcel Service, Inc. Class B	1,984,577

		7,117,212

	Utilities - 2.6%
2,276,000	China Longyuan Power Group Corp. Ltd. Class H	3,346,928
35,230	Edison International	2,094,423
107,618	EDP Renovaveis S.A.	2,564,385
103,308	Encavis AG(2)	1,984,020
45,558	Endesa S.A.	1,198,253
244,754	Enel S.p.A.	2,430,242
167,159	Engie S.A.*	2,489,908
148,100	ENN Energy Holdings Ltd.	2,527,263
2,298	Exelon Corp.	103,272
168,966	Iberdrola S.A.	2,283,398
166,757	National Grid plc	2,102,062
1,697	OGE Energy Corp.	56,951

		23,181,105

	Total Common Stocks (cost $264,728,117)	$327,219,488

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.0%
	Asset-Backed - Automobile - 0.7%
$66,743	ARI Fleet Lease Trust 3.22%, 08/16/2027(1)	$67,048
250,000	Atrium IX 3.79%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(5)	250,271
965,000	Broad River BSL Funding CLO 2.57%, 04/20/2029, 3 mo. USD LIBOR + 2.380%(1)(5)	964,513
16,469	Canadian Pacer Auto Receivables Trust 3.27%, 12/19/2022(1)	16,621
227,966	Chesapeake Funding LLC 0.87%, 08/16/2032(1)	229,228
	Enterprise Fleet Financing LLC
212,557	2.06%, 05/20/2025(1)	215,535
73,336	2.98%, 10/20/2024(1)	74,052
121,429	3.38%, 05/20/2024(1)	122,266
160,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	159,546
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	100,280
100,000	1.91%, 10/17/2033(1)	100,288
	Magnetite Ltd.
250,000	1.50%, 01/15/2034, 3 mo. USD LIBOR + 1.400%(1)(5)	249,546

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.0% - (continued)
	Asset-Backed - Automobile - 0.7% - (continued)
$400,000	2.53%, 10/25/2031, 3 mo. USD LIBOR + 2.350%(1)(5)	$401,040
350,000	3.68%, 10/25/2031, 3 mo. USD LIBOR + 3.500%(1)(5)	351,145
870,000	6.61%, 01/25/2032, 3 mo. USD LIBOR + 6.350%(1)(5)	871,414
400,000	Palmer Square Loan Funding Ltd. 0.00%, 10/24/2027	402,989
	Symphony CLO Ltd.
540,000	2.68%, 01/15/2034, 3 mo. USD LIBOR + 2.500%(1)(5)	541,870
645,000	7.23%, 01/23/2032, 3 mo. USD LIBOR + 7.000%(1)(5)	636,032
500,000	Venture 35 CLO Ltd. 0.00%, 10/22/2031	496,253

		6,249,937

	Asset-Backed - Credit Card - 0.0%
165,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	165,434

	Asset-Backed - Finance & Insurance - 6.4%
	Apidos CLO
520,000	2.54%, 01/20/2033, 3 mo. USD LIBOR + 2.300%(1)(5)	524,449
270,000	2.88%, 07/24/2031, 3 mo. USD LIBOR + 2.700%(1)(5)	270,403
1,250,000	Babson CLO Ltd. 2.82%, 10/15/2033, 3 mo. USD LIBOR + 2.600%(1)(5)	1,253,060
	Bain Capital Credit CLO Ltd.
290,000	1.35%, 07/24/2034, 3 mo. USD LIBOR + 1.160%(1)(5)	290,000
925,000	2.77%, 10/23/2032, 3 mo. USD LIBOR + 2.600%(1)(5)	925,903
970,000	3.92%, 10/23/2032, 3 mo. USD LIBOR + 3.750%(1)(5)	969,924
260,000	Ballyrock CLO Ltd. 2.74%, 10/20/2031, 3 mo. USD LIBOR + 2.550%(1)(5)	260,171
	Barings CLO Ltd.
1,000,000	2.09%, 07/20/2029, 3 mo. USD LIBOR + 1.900%(1)(5)	995,963
1,250,000	2.73%, 10/15/2032, 3 mo. USD LIBOR + 2.550%(1)(5)	1,260,310
1,110,000	3.93%, 10/15/2032, 3 mo. USD LIBOR + 3.750%(1)(5)	1,119,415
500,000	Battalion CLO Ltd. 1.84%, 07/15/2034, 3 mo. USD LIBOR + 1.750%(1)(5)	500,000
	Bayview Koitere Fund Trust
245,055	3.50%, 07/28/2057(1)(6)	251,566
113,205	4.00%, 11/28/2053(1)(6)	115,797
	Benefit Street Partners CLO Ltd.
605,000	7.19%, 01/20/2032, 3 mo. USD LIBOR + 7.000%(1)(5)	605,842
	BlueMountain CLO Ltd.
1,400,000	1.68%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(1)(5)	1,400,442
2,000,000	1.89%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(1)(5)	2,001,136
1,200,000	1.89%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(1)(5)	1,199,614
490,000	2.04%, 04/20/2027, 3 mo. USD LIBOR + 1.850%(1)(5)	487,335
	Carlyle Global Market Strategies CLO Ltd.
825,000	0.00%, 01/18/2029	804,060
560,000	1.99%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(1)(5)	558,948

The accompanying notes are an integral part of these financial statements.

66

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.0% - (continued)
	Asset-Backed - Finance & Insurance - 6.4% - (continued)
$1,000,000	1.99%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(5)	$989,226
1,500,000	Carlyle U.S. CLO Ltd. 6.45%, 04/20/2034, 3 mo. USD LIBOR + 6.250%(1)(5)	1,499,727
1,255,000	Cayuga Park CLO Ltd. 4.19%, 07/17/2031, 3 mo. USD LIBOR + 4.000%(1)(5)	1,258,146
489,596	CF Hippolyta LLC 1.69%, 07/15/2060(1)	496,225
	CIFC Funding Ltd.
1,200,000	1.98%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(1)(5)	1,194,064
785,000	2.08%, 01/16/2033, 3 mo. USD LIBOR + 1.900%(1)(5)	787,295
835,000	2.59%, 10/20/2031, 3 mo. USD LIBOR + 2.400%(1)(5)	837,028
640,000	3.18%, 04/17/2034, 3 mo. USD LIBOR + 3.000%(1)(5)	640,063
1,250,000	4.09%, 10/20/2031, 3 mo. USD LIBOR + 3.900%(1)(5)	1,255,691
530,000	Credit Acceptance Auto Loan Trust 1.24%, 10/15/2029(1)	535,188
	DB Master Finance LLC
137,900	3.79%, 05/20/2049(1)	140,290
123,125	4.02%, 05/20/2049(1)	130,203
245,000	Domino’s Pizza Master Issuer LLC 3.15%, 04/25/2051(1)	249,563
	Dryden CLO Ltd.
1,215,000	2.68%, 10/15/2032, 3 mo. USD LIBOR + 2.500%(1)(5)	1,217,807
1,300,000	4.08%, 10/15/2032, 3 mo. USD LIBOR + 3.900%(1)(5)	1,305,444
	Dryden Senior Loan Fund
1,200,000	1.63%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(1)(5)	1,196,784
500,000	2.03%, 10/15/2027, 3 mo. USD LIBOR + 1.850%(1)(5)	500,167
100,894	GreatAmerica Leasing Receivables Funding LLC 2.83%, 06/17/2024(1)	101,661
238,370	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(1)	236,050
250,000	LCM L.P. 2.14%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(5)	250,106
1,200,000	LCM XIV L.P. 1.77%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(1)(5)	1,190,510
	LCM XXV Ltd.
1,473,000	1.84%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(5)	1,467,023
931,334	2.49%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(1)(5)	926,513
	Madison Park Funding Ltd.
355,000	0.93%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(5)	354,053
1,200,000	1.69%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(1)(5)	1,193,797
850,000	2.68%, 04/15/2029, 3 mo. USD LIBOR + 2.500%(1)(5)	837,850
1,082,220	Magnetite VII Ltd. 0.98%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(5)	1,083,087
715,000	Magnetite XVIII Ltd. 1.69%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(1)(5)	711,748
	MMAF Equipment Finance LLC
18,501	2.21%, 10/17/2022(1)	18,531
295,000	2.21%, 12/15/2032(1)	301,450
	Neuberger Berman CLO Ltd.
930,000	1.00%, 07/15/2034	930,000
700,000	2.10%, 04/15/2034, 3 mo. USD LIBOR + 1.900%(1)(5)	699,644

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.0% - (continued)
	Asset-Backed - Finance & Insurance - 6.4% - (continued)
	Neuberger Berman Loan Advisers CLO Ltd.
$1,250,000	1.74%, 04/20/2031, 3 mo. USD LIBOR + 1.550%(1)(5)	$1,250,137
990,000	2.54%, 10/20/2032, 3 mo. USD LIBOR + 2.350%(1)(5)	992,405
1,250,000	3.94%, 10/20/2032, 3 mo. USD LIBOR + 3.750%(1)(5)	1,255,099
	Oaktree CLO Ltd.
250,000	0.00%, 07/20/2031	248,516
1,250,000	2.77%, 07/15/2029, 3 mo. USD LIBOR + 2.590%(1)(5)	1,252,185
	OHA Credit Funding Ltd.
1,215,000	2.59%, 10/19/2032, 3 mo. USD LIBOR + 2.400%(1)(5)	1,218,623
250,000	3.84%, 10/19/2032, 3 mo. USD LIBOR + 3.650%(1)(5)	250,908
7,021	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	7,028
260,000	RR Ltd. 1.00%, 07/15/2036	260,000
1,250,000	Shackleton CLO Ltd. 3,488.00%, 04/20/2029	1,230,425
	Sound Point CLO Ltd.
1,200,000	1.99%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(1)(5)	1,209,422
2,340,000	2.62%, 07/20/2030, 3 mo. USD LIBOR + 2.400%(1)(5)	2,344,645
37,779	Springleaf Funding Trust 3.48%, 05/15/2028(1)	37,842
893,647	Treman Park CLO Ltd. 1.26%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(5)	896,637
	Voya CLO Ltd.
1,200,000	1.49%, 01/20/2031, 3 mo. USD LIBOR + 1.300%(1)(5)	1,198,234
990,000	2.08%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(5)	979,347
1,200,000	2.28%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(1)(5)	1,191,880
800,000	2.39%, 10/18/2031, 3 mo. USD LIBOR + 2.200%(1)(5)	792,937
1,000,000	2.93%, 10/15/2030, 3 mo. USD LIBOR + 2.750%(1)(5)	1,000,307

		57,945,849

	Asset-Backed - Home Equity - 0.3%
	FirstKey Homes Trust
650,000	1.67%, 10/19/2037(1)	643,155
1,305,000	3.02%, 10/19/2037(1)	1,331,870
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	203,283
820,000	1.81%, 04/17/2038(1)	809,775
305,000	Tricon American Homes Trust 2.03%, 11/17/2039(1)	300,124

		3,288,207

	Commercial Mortgage-Backed Securities - 5.0%
1,125,000	1211 Avenue of the Americas Trust 4.28%, 08/10/2035(1)(6)	1,195,706
	280 Park Avenue Mortgage Trust
1,250,000	1.65%, 09/15/2034, 1 mo. USD LIBOR + 1.537%(1)(5)	1,248,421
	BAMLL Commercial Mortgage Securities Trust
905,000	2.87%, 11/15/2030, 1 mo. USD LIBOR + 2.750%(1)(5)	912,919
365,000	4.23%, 08/10/2038(1)(6)	415,325
	Benchmark Mortgage Trust
30,220,049	0.64%, 07/15/2051(6)(7)	836,038
22,926,135	0.83%, 01/15/2052(6)(7)	927,335

The accompanying notes are an integral part of these financial statements.

67

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.0% - (continued)
	Commercial Mortgage-Backed Securities - 5.0% - (continued)
$2,947,912	1.20%, 05/15/2052(6)(7)	$193,483
14,912,824	1.39%, 03/15/2062(6)(7)	1,145,151
470,000	3.21%, 09/15/2053	469,434
325,000	3.84%, 12/15/2072(6)	336,002
1,210,000	BF NYT Mortgage Trust 1.82%, 12/15/2035, 1 mo. USD LIBOR + 1.700%(1)(5)	1,211,170
330,000	BFLD Trust 2.17%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(5)	334,138
	BX Commercial Mortgage Trust
827,650	1.57%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(5)	827,650
235,779	1.67%, 11/15/2032, 1 mo. USD LIBOR + 1.550%(1)(5)	236,518
1,062,778	2.12%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(5)	1,062,777
860,000	BX Trust 1.57%, 11/15/2032, 1 mo. USD LIBOR + 1.450%(1)(5)	858,653
	CAMB Commercial Mortgage Trust
1,190,000	1.87%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(5)	1,190,698
19,480,562	CD Mortgage Trust 1.16%, 02/10/2050(6)(7)	891,623
	Commercial Mortgage Trust
175,000	2.77%, 11/10/2046(1)(6)	170,509
944,000	4.46%, 12/10/2045(1)(6)	942,071
	CSAIL Commercial Mortgage Trust
20,312,734	0.76%, 08/15/2051(6)(7)	720,379
24,368,008	0.85%, 11/15/2050(6)(7)	882,085
1,000,000	CSMC Trust 3.78%, 11/13/2039(1)(6)	813,500
	DBJPM Mortgage Trust
9,193,482	1.61%, 08/10/2049(6)(7)	575,061
3,370,873	1.83%, 09/15/2053(6)(7)	349,051
335,000	DC Office Trust 3.17%, 09/15/2045(1)(6)	326,693
350,000	ExteNet LLC 3.20%, 07/26/2049(1)	361,775
	FREMF Mortgage Trust
75,000	3.63%, 11/25/2045(1)(6)	77,831
370,000	3.66%, 02/25/2052(1)(6)	393,066
390,000	3.77%, 10/25/2052(1)(6)	422,688
135,000	3.81%, 01/25/2048(1)(6)	146,342
75,000	3.82%, 04/25/2048(1)(6)	80,955
95,000	3.91%, 10/25/2048(1)(6)	102,889
80,000	4.01%, 02/25/2050(1)(6)	85,777
460,000	4.22%, 09/25/2025(1)(6)	502,370
120,000	4.30%, 04/25/2049(1)(6)	132,928
	GS Mortgage Securities Corp. Trust
1,190,000	1.72%, 06/15/2036, 1 mo. USD LIBOR + 1.600%(1)(5)	1,186,281
	GS Mortgage Securities Trust
35,024,227	0.58%, 03/10/2051(6)(7)	895,107
15,221,310	1.23%, 07/10/2052(6)(7)	1,036,489
5,811,957	1.29%, 05/10/2052(6)(7)	393,059
469,000	3.97%, 05/10/2052	507,498
494,731	GS Mortgage-Backed Securities Corp. Trust 3.40%, 03/27/2051(6)	506,062
	Hudson Yards Mortgage Trust
500,000	3.08%, 08/10/2038(1)(6)	505,241
1,240,000	3.56%, 07/10/2039(1)(6)	1,279,012
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	1,215,628
1,190,000	3.75%, 06/05/2039(1)(6)	1,280,988
1,066,232	JP Morgan Mortgage Trust 4.21%, 11/25/2050(1)(6)	1,154,185
920,000	KNDL Mortgage Trust 1.47%, 05/15/2036, 1 mo. USD LIBOR + 1.350%(1)(5)	919,994
100,000	Life Mortgage Trust 0.82%, 03/15/2038, 1 mo. USD LIBOR + 0.700%(1)(5)	99,859

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.0% - (continued)
	Commercial Mortgage-Backed Securities - 5.0% - (continued)
	Morgan Stanley Capital Trust
$660,000	1.52%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(5)	$660,208
1,250,000	1.77%, 10/15/2037, 1 mo. USD LIBOR + 1.650%(1)(5)	1,246,850
275,000	3.30%, 12/15/2036, 1 mo. USD LIBOR + 1.800%(1)(5)	276,143
1,250,000	One Market Plaza Trust 4.15%, 02/10/2032(1)	1,280,967
400,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(6)	393,318
	Wells Fargo N.A.
12,479,277	0.82%, 12/15/2052(6)(7)	638,337
30,082,004	0.87%, 11/15/2050(6)(7)	1,193,630
12,224,091	1.05%, 05/15/2062(6)(7)	752,350
31,697,026	1.09%, 08/15/2061(6)(7)	2,096,061
14,191,543	1.35%, 03/15/2063(6)(7)	1,238,380
8,857,750	1.90%, 03/15/2063(6)(7)	1,222,574
	WF-RBS Commercial Mortgage Trust
915,000	5.32%, 06/15/2044(1)(6)	911,506
665,000	5.85%, 11/15/2044(1)(6)	671,263

		44,940,001

	Other Asset-Backed Securities - 1.5%
206,898	Aaset Trust 3.84%, 05/15/2039(1)	202,768
	Affirm Asset Securitization Trust
180,000	0.88%, 08/15/2025(1)	180,289
145,123	3.46%, 10/15/2024(1)	147,048
650,000	Atlas Senior Loan Fund Ltd. 1.68%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(1)(5)	643,371
	Bayview Opportunity Master Fund Trust
116,697	3.50%, 01/28/2055(1)(6)	119,738
162,784	3.50%, 06/28/2057(1)(6)	166,622
147,741	4.00%, 10/28/2064(1)(6)	150,981
545,000	BlueMountain CLO Ltd. 1.63%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(1)(5)	545,729
645,000	Carlyle U.S. CLO Ltd. 3.20%, 04/20/2034, 3 mo. USD LIBOR + 2.950%(1)(5)	644,934
217,228	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	217,050
	CF Hippolyta LLC
100,000	1.53%, 03/15/2061(1)	100,053
250,000	1.98%, 03/15/2061(1)	250,501
65,855	Cloud Pass-Through Trust 3.55%, 12/05/2022(1)(6)	66,416
400,000	Dewolf Park CLO Ltd. 2.33%, 10/15/2030, 3 mo. USD LIBOR + 2.150%(1)(5)	399,800
175,000	Domino’s Pizza Master Issuer LLC 2.66%, 04/25/2051(1)	181,431
750,000	LCM XXIII Ltd. 3.49%, 10/20/2029, 3 mo. USD LIBOR + 3.300%(1)(5)	732,894
1,750,000	Long Point Park CLO Ltd. 1.89%, 01/17/2030, 3 mo. USD LIBOR + 1.700%(1)(5)	1,736,161
	Mill City Mortgage Loan Trust
24,797	2.50%, 04/25/2057(1)(6)	24,979
159,072	2.75%, 01/25/2061(1)(6)	162,134
	Octagon Investment Partners Ltd.
250,000	1.58%, 01/25/2031, 3 mo. USD LIBOR + 1.400%(1)(5)	247,826
750,000	2.24%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(5)	749,221
690,000	4.19%, 10/20/2031, 3 mo. USD LIBOR + 4.000%(1)(5)	690,395
1,250,000	Race Point CLO Ltd. 2.23%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(5)	1,225,057
303,116	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	301,761

The accompanying notes are an integral part of these financial statements.

68

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.0% - (continued)
	Other Asset-Backed Securities - 1.5% - (continued)
$585,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	$581,500
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	624,406
100,000	1.89%, 08/25/2045(1)	99,803
340,000	3.08%, 10/25/2044(1)	350,950
	Start Ltd.
52,004	3.54%, 11/15/2044(1)	51,450
152,217	4.09%, 03/15/2044(1)	152,253
535,000	Stratus CLO Ltd. 3.83%, 10/15/2028, 3 mo. USD LIBOR + 3.650%(1)(5)	535,993
	Towd Point Mortgage Trust
59,917	2.25%, 04/25/2056(1)(6)	60,330
150,201	2.75%, 10/25/2056(1)(6)	152,749
53,085	2.75%, 04/25/2057(1)(6)	53,855
229,796	2.75%, 06/25/2057(1)(6)	237,316
87,450	3.00%, 01/25/2058(1)(6)	90,167
	Vantage Data Centers Issuer LLC
495,000	1.65%, 09/15/2045(1)	492,943
162,250	3.19%, 07/15/2044(1)	168,446

		13,539,320

	Whole Loan Collateral CMO - 2.1%
150,030	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(6)	152,682
68,753	Bravo Residential Funding Trust 2.41%, 05/25/2060(1)(6)	69,893
	Chase Mortgage Reference Notes
815,755	2.61%, 10/25/2057, 1 mo. USD LIBOR + 2.500%(1)(5)	833,625
	Deephaven Residential Mortgage Trust
25,616	2.45%, 06/25/2047(1)(6)	25,688
5,068	2.73%, 12/26/2046(1)(6)	5,067
499,571	3.05%, 10/25/2059(1)(6)	502,906
46,907	3.56%, 04/25/2059(1)(6)	47,073
	Fannie Mae Connecticut Avenue Securities
365,537	2.26%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(5)	369,647
165,534	2.31%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(5)	167,673
323,050	2.31%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(5)	326,846
360,283	2.36%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(5)	363,900
362,885	2.66%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(5)	370,286
808,644	2.76%, 02/25/2030, 1 mo. USD LIBOR + 2.650%(5)	823,577
759,093	3.66%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(5)	784,879
1,114,099	4.36%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(5)	1,167,884
679,602	4.41%, 02/25/2025, 1 mo. USD LIBOR + 4.300%(5)	695,812
604,613	4.46%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(5)	630,172
656,543	4.56%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(5)	684,573
96,587	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(5)	99,869
984,524	5.11%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(5)	1,004,461
1,008,790	5.41%, 10/25/2028, 1 mo. USD LIBOR + 5.300%(5)	1,059,458
638,924	5.81%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(5)	677,395

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.0% - (continued)
	Whole Loan Collateral CMO - 2.1% - (continued)
$687,040	6.01%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(5)	$727,176
1,006,994	6.11%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(5)	1,062,741
591,005	6.86%, 08/25/2028, 1 mo. USD LIBOR + 6.750%(5)	628,854
	GS Mortgage-Backed Securities Corp. Trust
323,040	2.80%, 06/25/2051(1)(6)	289,851
893,140	2.83%, 05/25/2051(1)(6)	879,795
702,518	3.40%, 03/27/2051(6)	692,928
2,559,154	JP Morgan Mortgage Trust 4.21%, 11/25/2050(1)(6)	2,728,489
161,352	MetLife Securitization Trust 3.00%, 04/25/2055(1)(6)	167,423
216,693	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(1)(6)	230,496
362,034	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	389,803
142,991	Verus Securitization Trust 3.21%, 05/25/2059(1)(6)	143,264

		18,804,186

	Total Asset & Commercial Mortgage-Backed Securities (cost $144,728,965)	$144,932,934

CORPORATE BONDS - 13.9%
	Aerospace/Defense - 0.4%
	Boeing Co.
$450,000	1.43%, 02/04/2024	$451,288
180,000	2.20%, 02/04/2026	180,184
603,000	3.25%, 03/01/2028(2)	624,118
170,000	3.45%, 11/01/2028	178,426
685,000	5.15%, 05/01/2030	796,292
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	167,221
900,000	United Technologies Corp. 4.13%, 11/16/2028	1,021,244

		3,418,773

	Agriculture - 0.3%
	Altria Group, Inc.
140,000	4.50%, 05/02/2043	146,024
180,000	5.80%, 02/14/2039	217,605
990,000	BAT Capital Corp. 3.56%, 08/15/2027	1,054,138
1,250,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,287,875
80,000	Philip Morris International, Inc. 4.88%, 11/15/2043	96,218

		2,801,860

	Airlines - 0.1%
270,958	Continental Airlines, Inc. 5.98%, 10/19/2023	278,649
149,555	Southwest Airlines Co. 6.15%, 02/01/2024	155,816
54,306	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	55,278

		489,743

	Apparel - 0.1%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	691,200

	Auto Manufacturers - 0.1%
460,000	Hyundai Capital America 0.80%, 04/03/2023(1)	459,741
485,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	524,769

		984,510

	Auto Parts & Equipment - 0.1%
675,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	715,964

	Beverages - 0.2%
105,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	124,200

The accompanying notes are an integral part of these financial statements.

69

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 13.9% - (continued)
	Beverages - 0.2% - (continued)
	Anheuser-Busch InBev Worldwide, Inc.
$115,000	3.75%, 07/15/2042	$119,829
240,000	4.00%, 04/13/2028	269,375
105,000	4.38%, 04/15/2038	119,403
15,000	4.50%, 06/01/2050	17,238
380,000	4.60%, 04/15/2048	435,146
575,000	5.55%, 01/23/2049	742,591
410,000	Pernod Ricard International Finance LLC 1.63%, 04/01/2031(1)	379,121

		2,206,903

	Biotechnology - 0.1%
315,000	Amgen, Inc. 2.30%, 02/25/2031	311,187
450,000	Gilead Sciences, Inc. 2.80%, 10/01/2050	400,996
430,000	Royalty Pharma plc 3.55%, 09/02/2050(1)	406,574

		1,118,757

	Chemicals - 0.2%
575,000	DuPont de Nemours, Inc. 5.42%, 11/15/2048	759,641
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)	780,855

		1,540,496

	Commercial Banks - 3.1%
	Bank of America Corp.
430,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(8)	433,772
380,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(8)	383,963
75,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	76,522
1,381,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(8)	1,494,850
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(8)	491,861
200,000	Bank of New York Mellon Corp. 3.00%, 02/24/2025	215,255
	Barclays plc
460,000	2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(8)	453,748
815,000	3.20%, 08/10/2021	821,267
720,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	777,684
390,000	4.34%, 01/10/2028	435,931
390,000	BNP Paribas S.A. 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(8)	410,857
	BPCE S.A.
425,000	5.15%, 07/21/2024(1)	476,250
1,200,000	5.70%, 10/22/2023(1)	1,336,592
	Citigroup, Inc.
500,000	4.45%, 09/29/2027	567,463
1,400,000	5.30%, 05/06/2044	1,798,313
715,000	Commonwealth Bank of Australia 2.69%, 03/11/2031(1)	698,663
320,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 12 mo. USD CMT + 0.550% thereafter)(1)(8)	315,331
360,000	Credit Agricole S.A. 3.25%, 10/04/2024(1)	387,227
850,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	865,833

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 13.9% - (continued)
	Commercial Banks - 3.1% - (continued)
	Danske Bank A/S
$805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(8)	$800,302
200,000	5.00%, 01/12/2022(1)	205,904
250,000	5.38%, 01/12/2024(1)	278,451
670,000	Deutsche Bank AG 4.25%, 10/14/2021	681,336
	Goldman Sachs Group, Inc.
495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(8)	492,842
135,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	135,546
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(8)	569,134
1,000,000	4.25%, 10/21/2025	1,119,825
650,000	HSBC Holdings plc 1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	644,970
	JP Morgan Chase & Co.
535,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(8)	540,213
500,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	501,674
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	104,634
180,000	3.38%, 05/01/2023	190,288
125,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD SOFR + 1.422% thereafter)(8)	137,455
575,000	Morgan Stanley 4.10%, 05/22/2023	615,334
1,090,000	National Australia Bank Ltd. 2.33%, 08/21/2030(1)	1,032,881
1,795,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	1,834,131
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023	213,786
1,095,000	3.70%, 03/28/2022	1,123,195
330,000	Standard Chartered plc 0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.780% thereafter)(1)(8)	328,671
165,000	U.S. Bancorp 3.70%, 01/30/2024	179,037
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,978,049
1,420,000	5.38%, 11/02/2043	1,801,549

		27,950,589

	Commercial Services - 0.2%
260,000	Ashtead Capital, Inc. 4.25%, 11/01/2029(1)	278,200
	ERAC USA Finance LLC
510,000	4.50%, 08/16/2021(1)	515,996
205,000	5.63%, 03/15/2042(1)	269,650
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	85,425
540,000	TriNet Group, Inc. 3.50%, 03/01/2029(1)	527,175

		1,676,446

	Construction Materials - 0.3%
956,000	Jeld-Wen, Inc. 4.88%, 12/15/2027(1)	996,630
290,000	Norbord, Inc. 5.75%, 07/15/2027(1)	316,013
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	976,709

		2,289,352

The accompanying notes are an integral part of these financial statements.

70

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 13.9% - (continued)
	Diversified Financial Services - 0.5%
$941,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.88%, 01/23/2028(2)	$996,094
	Avolon Holdings Funding Ltd.
323,000	2.13%, 02/21/2026(1)	315,649
875,000	2.75%, 02/21/2028(1)	850,696
210,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	210,792
775,000	Brookfield Finance LLC 3.45%, 04/15/2050	758,174
195,000	Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(1)	211,752
500,000	Intercontinental Exchange, Inc. 1.85%, 09/15/2032	463,162
415,000	Societe Generale S.A. 3.25%, 01/12/2022(1)(2)	423,043

		4,229,362

	Electric - 0.7%
	Cleco Corporate Holdings LLC
275,000	3.38%, 09/15/2029	278,589
473,000	3.74%, 05/01/2026	519,313
205,000	4.97%, 05/01/2046	233,654
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	129,759
156,000	6.63%, 02/01/2032	215,551
135,000	Dominion Energy, Inc. 2.72%, 08/15/2021(6)(9)	135,879
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	110,566
120,000	3.40%, 06/15/2029	129,237
600,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	685,160
575,000	Exelon Corp. 5.10%, 06/15/2045	723,871
165,000	Georgia Power Co. 3.70%, 01/30/2050	173,767
425,000	Indianapolis Power and Light Co.(AMBAC Insured) 6.60%, 06/01/2037(1)	577,489
645,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	667,023
160,000	Niagara Mohawk Power Corp. 3.03%, 06/27/2050(1)	149,524
215,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	258,687
85,000	PacifiCorp 4.13%, 01/15/2049	98,180
	San Diego Gas & Electric Co.
480,000	1.70%, 10/01/2030	458,069
40,000	3.75%, 06/01/2047	43,867
10,000	4.15%, 05/15/2048	11,637
	SCE Recovery Funding LLC
150,000	0.86%, 11/15/2031	145,137
65,000	1.94%, 05/15/2038	61,655
35,000	2.51%, 11/15/2043	32,568
245,000	Southern Co. 4.40%, 07/01/2046	278,088
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	100,227
106,000	Union Electric Co. 4.00%, 04/01/2048	120,880

		6,338,377

	Electrical Components & Equipment - 0.1%
955,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	1,060,050

	Engineering & Construction - 0.1%
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	316,800
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	155,989

		472,789

	Environmental Control - 0.1%
445,000	Republic Services, Inc. 2.30%, 03/01/2030	443,896
180,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	179,550

		623,446

	Food - 0.2%
200,000	Conagra Brands, Inc. 4.60%, 11/01/2025	228,639
150,000	McCormick & Co., Inc. 2.50%, 04/15/2030	151,373
510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	552,840
550,000	Sysco Corp. 6.60%, 04/01/2050	817,247

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 13.9% - (continued)
	Food - 0.2% - (continued)
$153,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	$152,044

		1,902,143

	Gas - 0.1%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	133,769
1,075,000	Sempra Energy 3.25%, 06/15/2027	1,161,874

		1,295,643

	Healthcare-Products - 0.2%
805,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	837,470
	Boston Scientific Corp.
660,000	2.65%, 06/01/2030	668,457
60,000	4.00%, 03/01/2029	67,189

		1,573,116

	Healthcare-Services - 0.6%
245,000	Centene Corp. 4.25%, 12/15/2027	256,787
105,000	Children’s Hospital 2.93%, 07/15/2050	98,700
	CommonSpirit Health
80,000	2.78%, 10/01/2030	81,707
305,000	4.20%, 08/01/2023	329,325
55,000	Cottage Health Obligated Group 3.30%, 11/01/2049	56,707
	Dignity Health
214,000	3.81%, 11/01/2024	232,213
352,000	4.50%, 11/01/2042	405,916
1,000,000	HCA, Inc. 5.50%, 06/15/2047	1,252,694
80,000	Memorial Sloan-Kettering Cancer Center 2.96%, 01/01/2050	78,666
	Mercy Health
565,000	3.56%, 08/01/2027	615,435
245,000	4.30%, 07/01/2028	281,052
260,000	Sutter Health 2.29%, 08/15/2030	257,692
	Toledo Hospital (AGM Insured)
400,000	5.33%, 11/15/2028	462,937
150,000	5.75%, 11/15/2038	177,040
	UnitedHealth Group, Inc.
55,000	2.90%, 05/15/2050	52,615
340,000	3.75%, 07/15/2025	378,496
5,000	3.85%, 06/15/2028	5,653

		5,023,635

	Insurance - 0.6%
99,000	American International Group, Inc. 4.50%, 07/16/2044	113,714
800,000	Athene Global Funding 2.50%, 03/24/2028(1)	805,876
185,000	Chubb INA Holdings, Inc. 3.35%, 05/15/2024	200,810
350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	339,984
1,100,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	1,341,288
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	125,807
77,000	Liberty Mutual Group, Inc. 4.57%, 02/01/2029(1)	89,275
485,000	MetLife, Inc. 3.60%, 04/10/2024	527,723
490,000	Nationwide Mutual Insurance Co. 4.35%, 04/30/2050(1)	525,243
100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(1)	124,423
675,000	Unum Group 5.75%, 08/15/2042	797,466

		4,991,609

	Internet - 0.0%
200,000	Tencent Holdings Ltd. 3.84%, 04/22/2051(1)	202,028

	IT Services - 0.0%
	Apple, Inc.
170,000	3.25%, 02/23/2026	186,792
35,000	4.45%, 05/06/2044	43,585

		230,377

The accompanying notes are an integral part of these financial statements.

71

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 13.9% - (continued)
	Lodging - 0.1%
$800,000	Genting New York LLC 3.30%, 02/15/2026(1)	$797,263

	Machinery-Diversified - 0.0%
	Otis Worldwide Corp.
70,000	2.57%, 02/15/2030	71,194
130,000	3.11%, 02/15/2040	130,159

		201,353

	Media - 0.9%
	Charter Communications Operating LLC / Charter Communications Operating Capital
650,000	2.30%, 02/01/2032	607,552
25,000	3.70%, 04/01/2051	23,490
85,000	4.80%, 03/01/2050	93,501
63,000	5.13%, 07/01/2049	71,972
950,000	6.48%, 10/23/2045	1,255,448
	Comcast Corp.
100,000	4.05%, 11/01/2052	114,416
575,000	4.40%, 08/15/2035	680,183
34,000	6.40%, 05/15/2038	49,002
505,000	Cox Communications, Inc. 4.80%, 02/01/2035(1)	601,468
	Discovery Communications LLC
260,000	4.65%, 05/15/2050	287,644
1,000,000	5.20%, 09/20/2047	1,173,646
920,000	Sky Ltd. 3.75%, 09/16/2024(1)	1,009,945
245,000	TEGNA, Inc. 4.75%, 03/15/2026(1)	260,558
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	106,177
60,000	7.30%, 07/01/2038	85,065
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	34,239
1,000,000	ViacomCBS, Inc. 5.85%, 09/01/2043	1,279,589
180,000	Walt Disney Co. 4.00%, 10/01/2023	194,644

		7,928,539

	Office/Business Equipment - 0.0%
275,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	287,375

	Oil & Gas - 0.7%
	Aker BP ASA
1,760,000	3.75%, 01/15/2030(1)	1,831,081
665,000	4.00%, 01/15/2031(1)	704,108
450,000	BG Energy Capital plc 4.00%, 10/15/2021(1)	457,172
750,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	784,889
	Equinor ASA
30,000	2.65%, 01/15/2024	31,710
35,000	2.88%, 04/06/2025	37,527
560,000	3.00%, 04/06/2027	604,506
5,000	3.70%, 03/01/2024	5,428
725,000	Hess Corp. 7.30%, 08/15/2031	953,943
355,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	380,565
406,000	WPX Energy, Inc. 5.88%, 06/15/2028	447,956

		6,238,885

	Packaging & Containers - 0.0%
340,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	335,750

	Pharmaceuticals - 0.4%
	AbbVie, Inc.
450,000	3.45%, 03/15/2022	459,626
525,000	3.80%, 03/15/2025	574,892
270,000	4.45%, 05/14/2046	312,589
600,000	4.75%, 03/15/2045	715,578
275,000	4.85%, 06/15/2044	335,141
225,000	5.00%, 12/15/2021	229,017
705,000	EMD Finance LLC 2.95%, 03/19/2022(1)	718,088
465,000	Organon Finance LLC 4.13%, 04/30/2028(1)	476,388

		3,821,319

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 13.9% - (continued)
	Pipelines - 0.9%
$1,200,000	Enable Midstream Partners L.P. 4.40%, 03/15/2027	$1,312,736
	Energy Transfer Operating L.P.
1,125,000	4.75%, 01/15/2026	1,257,208
155,000	4.95%, 06/15/2028	174,326
1,100,000	5.25%, 04/15/2029	1,261,064
214,000	7.60%, 02/01/2024	243,592
65,000	Enterprise Products Operating LLC 3.95%, 01/31/2060	65,095
900,000	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	882,607
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	264,609
40,000	3.45%, 10/15/2027(1)	41,473
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,285,939
230,000	Sunoco Logistics Partners Operations L.P. 5.35%, 05/15/2045	245,507
675,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.88%, 04/15/2026	707,062
780,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	798,525

		8,539,743

	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
150,000	4.40%, 02/15/2026	169,158
85,000	5.00%, 02/15/2024	94,460
	Brixmor Operating Partnership L.P.
360,000	2.25%, 04/01/2028	356,050
285,000	4.05%, 07/01/2030	312,730
440,000	4.13%, 05/15/2029	483,321
730,000	Crown Castle International Corp. 2.10%, 04/01/2031	696,427
240,000	Equinix, Inc. 3.00%, 07/15/2050	219,641
750,000	GLP Capital L.P. / GLP Financing II, Inc. 4.00%, 01/15/2030	793,875
	SBA Tower Trust
100,000	1.63%, 11/15/2026	100,000
100,000	1.88%, 07/15/2050(1)	101,579
215,000	2.84%, 01/15/2050(1)	226,557
300,000	3.45%, 03/15/2048(1)	316,157
504,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	548,420
	VEREIT Operating Partnership L.P.
170,000	2.20%, 06/15/2028	171,057
70,000	2.85%, 12/15/2032	72,264
500,000	3.10%, 12/15/2029	525,954
335,000	3.40%, 01/15/2028	361,922

		5,549,572

	Retail - 0.2%
825,000	AutoZone, Inc. 3.13%, 04/21/2026	895,846
160,000	CVS Health Corp. 4.88%, 07/20/2035	190,575
575,000	Lowe’s Cos., Inc. 1.30%, 04/15/2028	550,993

		1,637,414

	Semiconductors - 0.1%
225,000	Broadcom, Inc. 3.50%, 02/15/2041(1)	216,452
375,000	Marvell Technology, Inc. 2.95%, 04/15/2031(1)	375,295
675,000	Microchip Technology, Inc. 0.97%, 02/15/2024(1)	674,119

		1,265,866

	Software - 0.3%
170,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	167,326
	Microsoft Corp.
475,000	2.40%, 08/08/2026	505,530
200,000	2.92%, 03/17/2052	199,268

The accompanying notes are an integral part of these financial statements.

72

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 13.9% - (continued)
	Software - 0.3% - (continued)
	Oracle Corp.
$110,000	3.65%, 03/25/2041	$112,201
580,000	3.60%, 04/01/2050	571,243
175,000	3.95%, 03/25/2051	181,598
825,000	Western Digital Corp. 4.75%, 02/15/2026	914,203

		2,651,369

	Telecommunications - 0.9%
	AT&T, Inc.
578,000	2.55%, 12/01/2033(1)	550,470
300,000	3.10%, 02/01/2043	277,213
531,000	3.50%, 09/15/2053(1)	487,830
460,000	4.45%, 04/01/2024	506,004
575,000	5.65%, 02/15/2047	739,959
200,000	British Telecommunications plc 3.25%, 11/08/2029(1)	210,813
835,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	893,972
	T-Mobile USA, Inc.
600,000	2.05%, 02/15/2028(1)	595,560
625,000	2.25%, 02/15/2026	628,956
290,000	2.88%, 02/15/2031	283,113
395,000	3.30%, 02/15/2051(1)	368,507
95,000	4.38%, 04/15/2040(1)	105,418
775,000	4.50%, 04/15/2050(1)	874,053
	Verizon Communications, Inc.
230,000	2.99%, 10/30/2056	227,341
230,000	2.99%, 10/30/2056(1)	205,200
406,000	4.52%, 09/15/2048	479,452
130,000	4.75%, 11/01/2041	156,759
93,000	4.81%, 03/15/2039	112,715
575,000	Vodafone Group plc 5.25%, 05/30/2048	725,479

		8,428,814

	Toys/Games/Hobbies - 0.0%
112,000	Mattel, Inc. 6.75%, 12/31/2025(1)	117,656

	Transportation - 0.2%
600,000	FedEx Corp. 5.25%, 05/15/2050	777,489
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
90,000	2.70%, 11/01/2024(1)	94,997
745,000	3.95%, 03/10/2025(1)	815,209
140,000	Union Pacific Corp. 3.75%, 02/05/2070	145,083

		1,832,778

	Trucking & Leasing - 0.2%
1,250,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	1,293,397
197,000	Avolon Holdings Funding Ltd. 4.38%, 05/01/2026(1)	210,641
485,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	480,509

		1,984,547

	Total Corporate Bonds (cost $122,375,136)	$125,445,411

EQUITY LINKED SECURITIES - 12.2%
	Banks - 8.8%
$128,318	Ally Financial, Inc. (Bank of Montreal) 12.00%, 05/26/2021	$6,243,545
2,463	Alphabet, Inc. (Societe Generale S.A.) 12.00%, 05/26/2021	5,731,230
14,107	Anthem, Inc. (Royal Bank of Canada) 12.00%, 06/23/2021	5,296,585
89,339	Archer Daniels Midland Co,. Ltd (Royal Bank of Canada) 12.00%, 06/23/2021	5,337,727

Shares or Principal Amount			Market Value†

EQUITY LINKED SECURITIES - 12.2% - (continued)
		Banks - 8.8% - (continued)
	$41,008	Capital One Financial Corp. (Societe Generale S.A.) 12.00%, 05/26/2021	$5,728,510
	13,764	Deere & Co., Ltd (Royal Bank of Canada) 12.00%, 06/23/2021	5,107,905
	72,885	Fortive Corp. (BNP Paribas Issuance B.V.) 12.00%, 06/23/2021	5,171,846
	25,609	HCA Healthcare, Inc. (Barclays Bank plc) 12.00%, 07/21/2021	5,150,482
	77,091	Intel Corp. (Royal Bank of Canada) 12.00%, 06/23/2021	4,499,038
	61,800	Morgan Stanley (BNP Paribas Issuance B.V.) 12.00%, 06/23/2021	5,116,177
	61,622	Owens Corning (Societe Generale S.A.) 12.00%, 05/26/2021	5,988,897
	54,429	Paccar, Inc. (Merrill Lynch International & Co. C.V.) 12.00%, 05/26/2021	4,926,032
	149,668	Pfizer, Inc. (Bank of Montreal) 12.00%, 05/26/2021	5,460,516
	31,075	United Parcel Service (Bank of Montreal) 12.00%, 05/26/2021	5,782,501
	211,300	Vistra Corp. (Canadian Imperial Bank of Commerce) 12.00%, 05/26/2021	3,617,727

			79,158,718

		Diversified Financials - 3.4%
	17,512	Accenture plc (BNP Paribas Issuance B.V.) 12.00%, 07/21/2021	5,104,801
	49,506	AutoNation, Inc. (BNP Paribas Issuance B.V) 12.00%, 07/21/2021	5,111,509
	16,552	Facebook, Inc. (Canadian Imperial Bank of Commerce) 12.00%, 07/21/2021	5,400,032
	17,687	FedEx Corp. (BNP Paribas Issuance B.V) 12.00%, 07/21/2021	5,164,570
	19,969	Microsoft Corp. (Canadian Imperial Bank of Commerce) 12.00%, 07/21/2021	5,013,559
	14,602	The Goldman Sachs Group, Inc. (BNP Paribas Issuance B.V.) 12.00%, 07/21/2021	5,097,326

			30,891,797

		Total Equity Linked Securities (cost $108,083,986)	$110,050,515

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
		Indonesia - 0.6%
IDR	75,000,000,000	Indonesia Treasury Bond 7.00%, 09/15/2030	5,353,427

		Mexico - 0.4%
MXN	57,500,000	Mexican Bonos 8.50%, 05/31/2029	3,161,947
	$550,000	Mexico Government International Bond 4.28%, 08/14/2041	561,275

			3,723,222

		Panama - 0.0%
	395,000	Panama Government International Bond 2.25%, 09/29/2032	377,130

		Qatar - 0.3%
		Qatar Government International Bond
	2,320,000	2.38%, 06/02/2021(1)	2,323,480
	250,000	3.38%, 03/14/2024(1)	268,425
	315,000	3.88%, 04/23/2023(1)	335,475

			2,927,380

		Saudi Arabia - 0.1%
	460,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	478,354

		Total Foreign Government Obligations (cost $13,038,100)	$12,859,513

The accompanying notes are an integral part of these financial statements.

73

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
$90,000	Broward County, FL, Airport System Rev 3.48%, 10/01/2043	$93,022
55,000	Dallas-Fort Worth, TX, International Airport Rev 3.09%, 11/01/2040	56,038

		149,060

	Education - 0.0%
150,000	Massachusetts School Building Auth 3.40%, 10/15/2040	157,835

	General - 0.3%
	Chicago, IL, Transit Auth
130,000	6.30%, 12/01/2021	134,193
320,000	6.90%, 12/01/2040	442,785
140,000	City of Sacramento, CA, (AGM Insured) 6.42%, 08/01/2023	158,133
220,000	Kansas, Dev Finance Auth, (AGM Insured) 5.37%, 05/01/2026	243,787
65,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	89,151
265,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	268,890
575,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	709,302
350,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	426,120

		2,472,361

	General Obligation - 0.1%
550,000	State of Illinois, GO 5.10%, 06/01/2033	627,361

	Power - 0.0%
100,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	103,400

	Transportation - 0.1%
	Foothill-Eastern Transportation Corridor Agency, CA, (AGM Insured)
335,000	3.92%, 01/15/2053	349,850
45,000	4.09%, 01/15/2049	46,972
150,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	203,907
	Metropolitan Transportation Auth, NY, Rev
165,000	5.18%, 11/15/2049	208,193
20,000	6.20%, 11/15/2026	22,984
275,000	New York and New Jersey Port Auth, Taxable Rev 3.18%, 07/15/2060	270,988
40,000	Port Auth of New York & New Jersey Rev 5.86%, 12/01/2024	47,340

		1,150,234

	Utility - Electric - 0.1%
375,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	487,543
	Municipal Electric Auth, GA
229,000	6.64%, 04/01/2057	332,812
32,000	6.66%, 04/01/2057	47,123

		867,478

	Total Municipal Bonds (cost $4,988,847)	$5,527,729

SENIOR FLOATING RATE INTERESTS - 8.7%(10)
	Advertising - 0.1%
$412,339	Clear Channel Outdoor Holdings, Inc. 3.69%, 08/21/2026, 3 mo. USD LIBOR + 3.500%	$399,053
315,000	E2open LLC 4.00%, 10/29/2027, 3 mo. USD LIBOR + 3.500%	314,115

		713,168

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 8.7%(10) - (continued)
	Aerospace/Defense - 0.2%
$513,713	Great Outdoors Group LLC 5.00%, 03/06/2028, 6 mo. USD LIBOR + 4.250%	$515,480
99,750	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	100,498
882,017	TransDigm, Inc. 2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	870,595
403,329	Tronox Finance LLC 2.66%, 03/13/2028, 3 mo. USD LIBOR + 2.250%	399,368

		1,885,941

	Airlines - 0.1%
285,000	AAdvantage Loyalty IP Ltd. 0.00%, 04/20/2028(11)	292,837
96,250	JetBlue Airways Corp. 6.25%, 06/17/2024, 3 mo. USD LIBOR + 5.250%	98,724
370,313	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 6 mo. USD LIBOR + 3.000%	357,700
230,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	245,279
295,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	309,641

		1,304,181

	Apparel - 0.0%
275,000	Birkenstock GmbH & Co. KG 0.00%, 04/26/2028(11)	274,142

	Asset-Backed - Finance & Insurance - 0.1%
310,000	Fleetcor Technologies Operating Co. LLC 0.00%, 04/21/2028(11)	308,450
350,000	Jazz Financing Lux S.a.r.l. 0.00%, 04/22/2028(11)	350,728
195,000	PAI Holdco, Inc. 4.50%, 10/28/2027, 3 mo. USD LIBOR + 3.750%	194,635

		853,813

	Auto Manufacturers - 0.1%
491,117	Navistar International Corp. 3.61%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	490,503

	Auto Parts & Equipment - 0.2%
210,000	Adient U.S. LLC 0.00%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(11)	209,685
385,356	Altra Industrial Motion Corp. 2.11%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	382,828
727,857	Clarios Global L.P. 3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	719,850
226,004	First Brands 6.00%, 03/30/2027, 3 mo. USD LIBOR + 5.000%	226,947

		1,539,310

	Beverages - 0.1%
122,500	Sunshine Investments B.V. 3.20%, 03/28/2025, 3 mo. USD LIBOR + 3.000%	121,836
803,400	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	803,022

		924,858

	Chemicals - 0.2%
427,547	Axalta Coating Systems U.S. Holdings, Inc. 1.95%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	424,610
235,800	Hexion, Inc. 3.71%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	235,310
110,000	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 3 mo. USD LIBOR + 2.750%	109,450
651,415	Starfruit Finco B.V 2.87%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	643,273
98,750	Univar, Inc. 2.11%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	98,238

		1,510,881

The accompanying notes are an integral part of these financial statements.

74

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 8.7%(10) - (continued)
		Commercial Services - 0.9%
	$640,000	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	$636,902
	374,053	Allied Universal Holdco LLC 4.36%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	373,077
		Amentum Government Services Holdings LLC
	153,838	3.61%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	152,607
	400,000	5.50%, 01/29/2027, 3 mo. USD LIBOR + 4.750%	400,668
	497,487	APX Group, Inc. 5.11%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	497,487
	475,207	AVSC Holding Corp. 6.50%, 10/15/2026, 3 mo. USD LIBOR + 5.500%	436,397
	98,750	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	97,825
EUR	465,000	Biogroup-LCD 0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(11)	555,507
	$979,849	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	966,513
	247,455	BrightView Landscapes LLC 2.63%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	246,218
	655,349	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	656,168
	922,401	Dun & Bradstreet Corp. 3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	916,922
	424,375	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	424,375
	187,150	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	184,343
	642,994	Quikrete Holdings, Inc. 2.61%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	636,294
	158,000	U.S. Ecology Holdings, Inc. 2.61%, 11/01/2026, 1 mo. USD LIBOR + 2.500%	157,902
		Verisure Holding AB
EUR	430,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(11)	515,029
	575,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	689,164

			8,543,398

		Construction Materials - 0.1%
		Cornerstone Building Brands, Inc.
	$208,753	0.00%, 04/12/2028(11)	206,666
	489,924	3.86%, 04/12/2025, 1 mo. USD LIBOR + 3.750%	485,025

			691,691

		Distribution/Wholesale - 0.1%
	738,750	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	732,101
	245,581	SRS Distribution, Inc. 3.11%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	241,863

			973,964

		Diversified Financial Services - 0.2%
	671,266	Aretec Group, Inc. 4.36%, 10/01/2025, 1 mo. USD LIBOR + 4.250%	668,191
	768,298	Crown Finance U.S., Inc. 3.50%, 02/28/2025, 6 mo. USD LIBOR + 2.500%	658,063
EUR	500,000	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	599,832

			1,926,086

		Electric - 0.0%
	$244,388	ExGen Renewables LLC 3.75%, 12/15/2027, 3 mo. USD LIBOR + 2.750%	244,326

		Electrical Components & Equipment - 0.0%
	195,787	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	193,438

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 8.7%(10) - (continued)
	Energy-Alternate Sources - 0.1%
$587,848	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	$581,552

	Engineering & Construction - 0.1%
345,000	ADMI Corp. 3.25%, 12/23/2027, 1 mo. USD LIBOR + 2.750%	341,909
489,822	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	475,827

		817,736

	Entertainment - 0.1%
134,325	Banijay Entertainment S.A.S 3.86%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	133,374
143,363	Crown Finance U.S., Inc. 0.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%(11)	179,614
493,038	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	485,549
489,796	SeaWorld Parks & Entertainment, Inc. 3.75%, 03/31/2024, 1 mo. USD LIBOR + 3.000%	483,673

		1,282,210

	Food - 0.3%
315,617	B&G Foods, Inc. 2.61%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	314,960
496,996	Froneri International Ltd. 2.36%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	489,357
735,009	Hostess Brands LLC 3.00%, 08/03/2025, 3 mo. USD LIBOR + 2.250%	731,335
127,346	Simply Good Foods USA, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	127,568
	U.S. Foods, Inc.
591,061	1.86%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	583,992
290,575	2.11%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	284,642

		2,531,854

	Food Service - 0.0%
188,100	Aramark Services, Inc. 1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	185,162

	Gas - 0.1%
574,517	Messer Industries GmbH 2.70%, 03/01/2026, 3 mo. USD LIBOR + 2.250%	568,197

	Hand/Machine Tools - 0.0%
268,650	White Cap Buyer LLC 4.50%, 10/19/2027, 3 mo. USD LIBOR + 4.000%	268,454

	Healthcare-Products - 0.1%
683,288	Avantor Funding, Inc. 3.25%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	683,117
200,000	WW International, Inc. 0.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(11)	199,850

		882,967

	Healthcare-Services - 0.4%
314,400	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	314,268
267,600	Emerald TopCo, Inc. 3.61%, 07/24/2026, 3 mo. USD LIBOR + 3.500%	264,991
233,158	Ensemble RCM LLC 3.94%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	232,449
99,749	eResearchTechnology, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 4.500%(11)	99,915
146,664	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	146,235
431,919	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	429,492
405,000	Organon & Co. 0.00%, 04/07/2028, 1 mo. USD LIBOR + 3.000%(11)	403,817

The accompanying notes are an integral part of these financial statements.

75

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 8.7%(10) - (continued)
	Healthcare-Services - 0.4% - (continued)
$495,196	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	$491,893
475,000	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	473,813
	Surgery Center Holdings, Inc.
190,000	0.00%, 08/31/2026(11)	190,000
497,423	4.25%, 09/03/2024, 1 mo. USD LIBOR + 3.750%	495,324

		3,542,197

	Household Products - 0.1%
671,530	Diamond (BC) B.V. 3.19%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	668,172
99,911	Reynolds Consumer Products LLC 1.86%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	99,311

		767,483

	Housewares - 0.0%
427,958	Hayward Industries, Inc. 3.61%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	427,290

	Insurance - 0.5%
687,723	Acrisure LLC 3.70%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	676,259
125,000	Alliant Holdings Intermediate LLC 0.00%, 10/08/2027(11)	124,861
	Asurion LLC
331,141	3.11%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	330,244
599,921	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	595,517
145,000	5.36%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	146,994
881,864	Hub International Ltd. 3.18%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	869,659
149,455	Hyperion Insurance Group Ltd. 4.75%, 11/12/2027, 1 mo. USD LIBOR + 3.750%	149,268
491,202	NFP Corp. 3.36%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	483,903
	Sedgwick Claims Management Services, Inc.
881,955	3.36%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	868,840
99,250	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	99,271

		4,344,816

	IT Services - 0.1%
365,000	Endure Digital, Inc. 4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	361,124
646,943	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	645,862

		1,006,986

	Leisure Time - 0.4%
	Caesars Resort Collection LLC
734,810	2.86%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	726,264
373,125	4.61%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	373,979
277,900	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	285,890
900,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	893,889
850,000	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	842,206
239,400	IRB Holding Corp. 4.25%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	238,727
126,988	SRAM LLC 3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	126,751
112,943	UFC Holdings LLC 3.75%, 04/29/2026, 6 mo. USD LIBOR + 3.000%	112,467

		3,600,173

	Lodging - 0.1%
332,671	Boyd Gaming Corp. 2.34%, 09/15/2023, 1 mo. USD LIBOR + 2.250%	331,943

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 8.7%(10) - (continued)
		Lodging - 0.1% - (continued)
	$489,822	CityCenter Holdings LLC 3.00%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	$483,944

			815,887

		Machinery-Construction & Mining - 0.1%
EUR	210,000	Concorde Midco Ltd. 0.00%, 03/01/2028(11)	252,409
	203,716	Pro Mach Group, Inc. 4.50%, 03/07/2025, 3 mo. USD LIBOR + 3.500%	203,207

			455,616

		Machinery-Diversified - 0.1%
	$253,725	Filtration Group Corp. 4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%	253,408
	178,650	Gardner Denver, Inc. 2.86%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	178,241
EUR	100,000	Vertical Midco GmbH 4.25%, 07/29/2027, 6 mo. EURIBOR + 4.250%	120,713

			552,362

		Media - 0.8%
	$204,488	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	204,338
	380,000	Cable One, Inc. 0.00%, 04/30/2028(11)	379,525
		CSC Holdings LLC
	489,796	2.37%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	483,688
	360,438	2.62%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	358,033
	497,475	E.W. Scripps Co. 3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	494,286
	425,886	Gray Television, Inc. 2.62%, 01/02/2026, 1 mo. USD LIBOR + 2.500%	422,752
	164,063	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	163,769
	592,268	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	591,527
	737,110	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	735,879
	595,295	Nexstar Broadcasting, Inc. 2.62%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	592,247
	281,429	Sinclair Television Group, Inc. 2.62%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	277,472
	301,195	Terrier Media Buyer, Inc. 3.61%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	298,653
		UPC Broadband Holding B.V.
EUR	165,000	3.50%, 01/31/2029, 6 mo. EURIBOR + 3.500%	197,854
	$492,308	3.61%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	487,848
	595,000	UPC Financing Partnership 0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(11)	589,609
	527,353	Vertical U.S. Newco, Inc. 4.48%, 07/30/2027, 6 mo. USD LIBOR + 4.250%	528,012
	410,000	Virgin Media Bristol LLC 0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(11)	409,077
	500,000	Ziggo Financing Partnership 2.62%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	494,515

			7,709,084

		Metal Fabricate/Hardware - 0.1%
	322,563	Cardtronics USA, Inc. 5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	322,240
	428,056	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	425,701

			747,941

		Miscellaneous Manufacturing - 0.2%
	688,292	Core & Main L.P. 3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	685,484
	178,200	Ingersoll-Rand Services Co. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	175,750

The accompanying notes are an integral part of these financial statements.

76

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 8.7%(10) - (continued)
		Miscellaneous Manufacturing - 0.2% - (continued)
	$280,725	Tamko Building Products LLC 3.11%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	$278,269
	489,848	USI, Inc. 3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	484,337

			1,623,840

		Oil & Gas - 0.1%
	489,950	NorthRiver Midstream Finance L.P. 3.45%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	481,782
	467,753	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	467,314

			949,096

		Oil & Gas Services - 0.1%
	476,504	Lower Cadence Holdings LLC 4.11%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	468,761
	820,388	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	817,311

			1,286,072

		Packaging & Containers - 0.3%
	615,056	Berlin Packaging LLC 3.12%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	605,928
		Flex Acquisition Co., Inc.
	491,456	3.45%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	483,534
	321,260	4.00%, 02/23/2028, 3 mo. USD LIBOR + 3.500%	317,601
	138,250	Pregis TopCo Corp. 3.86%, 07/31/2026, 1 mo. USD LIBOR + 3.750%	137,646
	635,000	Proampac PG Borrower LLC 5.00%, 11/03/2025, 3 mo. USD LIBOR + 4.000%	635,934
	261,650	Reynolds Group Holdings, Inc. 2.86%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	260,960

			2,441,603

		Pharmaceuticals - 0.1%
	390,501	Bausch Health Cos., Inc. 3.11%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	389,743
	446,614	Elanco Animal Health, Inc. 1.87%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	440,156
	310,000	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	308,837

			1,138,736

		Real Estate - 0.1%
	244,987	Belron Finance U.S. LLC 2.50%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	243,456
EUR	260,000	Boels Topholding B.V. 4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	313,117
	$650,000	VICI Properties LLC 1.86%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	642,889

			1,199,462

		Retail - 0.5%
	450,429	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	443,037
	430,699	Beacon Roofing Supply, Inc. 2.36%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	428,726
	290,000	EG Group Ltd. 0.00%, 03/10/2026(11)	287,825
	360,000	Foundation Building Materials Holding Co. LLC 3.75%, 02/03/2028, 3 mo. USD LIBOR + 3.250%	356,774
	712,972	Harbor Freight Tools USA, Inc. 3.75%, 10/19/2027, 1 mo. USD LIBOR + 3.000%	712,152
	246,193	IRB Holding Corp. 3.75%, 02/05/2025, 6 mo. USD LIBOR + 2.750%	244,218
		LBM Acquisition LLC
	54,701	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(11)(12)	54,549

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 8.7%(10) - (continued)
		Retail - 0.5% - (continued)
	$246,154	4.50%, 12/17/2027, 3 mo. USD LIBOR + 3.750%	$245,470
	428,925	Les Schwab Tire Centers 4.25%, 11/02/2027, 6 mo. USD LIBOR + 3.500%	428,569
	380,000	Michaels Cos., Inc. 0.00%, 04/15/2028(11)	378,180
	270,000	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	268,275
	180,000	PetSmart, Inc. 4.50%, 02/12/2028, 3 mo. USD LIBOR + 3.750%	180,360
	491,250	Staples, Inc. 5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	479,828

			4,507,963

		Software - 0.9%
	120,000	Athenahealth, Inc. 4.45%, 02/11/2026, 3 mo. USD LIBOR + 4.250%	120,300
	489,822	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	489,866
	369,186	CDW LLC 1.87%, 10/13/2026, 1 mo. USD LIBOR + 1.750%	369,570
	589,117	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 3 mo. USD LIBOR + 2.500%	588,181
	650,919	DCert Buyer, Inc. 4.11%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	649,923
	406,191	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	405,358
	457,908	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	458,049
	275,000	Ingram Micro, Inc. 0.00%, 03/31/2028(11)	275,000
	222,706	McAfee LLC 3.86%, 09/30/2024, 1 mo. USD LIBOR + 3.750%	222,539
	485,599	Navicure, Inc. 4.11%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	483,171
	223,184	Peraton Holding Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%(12)	222,905
	126,816	Peraton Holding Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	126,657
	110,000	Press Ganey Holdings, Inc. 0.00%, 07/24/2026(11)	109,450
	385,000	RealPage, Inc. 0.00%, 04/24/2028(11)	383,029
	300,000	Signal Parent, Inc. 0.00%, 03/25/2028(11)	296,814
	234,423	SS&C European Holdings S.a.r.l. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	231,516
	316,092	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	312,172
	512,678	Ultimate Software Group, Inc. 4.00%, 05/04/2026, 3 mo. USD LIBOR + 3.250%	512,837
	151,271	Western Digital Corp. 1.86%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	151,001
	630,000	WEX, Inc. 0.00%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(11)	627,146
	765,332	Zelis Healthcare Corp. 3.62%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	760,549

			7,796,033

		Telecommunications - 0.3%
	489,848	Altice France S.A. 3.87%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	485,439
		Frontier Communications Corp.
	100,000	0.00%, 10/08/2027(11)	99,583
	25,000	0.00%, 10/08/2027(11)(12)	24,896
	285,000	4.50%, 10/08/2021, 1 mo. USD LIBOR + 3.750%	283,812
EUR	1,048,617	Lorca Finco plc 4.25%, 09/17/2027, 6 mo. EURIBOR + 4.250%	1,260,699
	$750,000	Telenet Financing USD LLC 2.12%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	739,688
	298,414	Zayo Group Holdings, Inc. 3.11%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	295,230

			3,189,347

The accompanying notes are an integral part of these financial statements.

77

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 8.7%(10) - (continued)
	Textiles - 0.0%
$244,987	ASP Unifrax Holdings, Inc. 3.95%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	$231,908

	Transportation - 0.2%
265,000	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 3 mo. USD LIBOR + 3.750%	264,255
1,039,500	Genesee & Wyoming, Inc. 2.20%, 12/30/2026, 3 mo. USD LIBOR + 2.000%	1,035,134
305,000	United Airlines, Inc. 0.00%, 04/13/2028(11)	308,377

		1,607,766

	Total Senior Floating Rate Interests (cost $78,941,516)	$79,129,493

U.S. GOVERNMENT AGENCIES - 1.5%
	Mortgage-Backed Agencies - 1.5%
	FHLMC - 1.3%
$195,000	0.66%, 01/25/2051, SOFR30A + 0.650%(1)(5)	$195,000
235,000	0.81%, 08/25/2033, SOFR30A + 0.800%(1)(5)	235,130
2,970,133	1.43%, 06/25/2030(6)(7)	311,415
5,585,347	1.53%, 07/25/2030(6)(7)	619,300
1,740,000	2.61%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(5)	1,779,456
320,836	2.76%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(5)	328,080
1,089,431	3.56%, 10/25/2029, 1 mo. USD LIBOR + 3.450%(5)	1,131,341
420,805	3.66%, 08/25/2029, 1 mo. USD LIBOR + 3.550%(5)	434,791
501,161	3.71%, 07/25/2050, 1 mo. USD LIBOR + 3.600%(1)(5)	507,125
14,254	4.00%, 03/01/2041	15,659
256,531	4.66%, 10/25/2024, 1 mo. USD LIBOR + 4.550%(5)	262,834
792,491	4.81%, 03/25/2028, 1 mo. USD LIBOR + 4.700%(5)	820,130
1,379,220	4.81%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(5)	1,428,869
158,213	4.86%, 10/25/2024, 1 mo. USD LIBOR + 4.750%(5)	159,796
196,941	5.11%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(5)	208,657
1,009,821	5.26%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(5)	1,055,901
979,963	5.66%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(5)	1,030,776
1,246,495	6.46%, 09/25/2028, 1 mo. USD LIBOR + 6.350%(5)	1,332,043

		11,856,303

	FNMA - 0.1%
87,170	0.51%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(5)	87,153
1,046,842	3.00%, 03/25/2053	1,094,337
150,000	3.07%, 02/01/2025	161,645
6,774	4.50%, 04/01/2041	7,604

		1,350,739

	GNMA - 0.1%
240	6.00%, 11/20/2023	265
305	6.00%, 12/20/2023	337
27	6.00%, 01/20/2024	30
97	6.00%, 02/20/2024	107
84	6.00%, 02/20/2026	93
472	6.00%, 02/20/2027	523
133	6.00%, 01/20/2028	147
2,902	6.00%, 02/20/2028	3,222

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 1.5% - (continued)
	GNMA - 0.1% - (continued)
$4,933	6.00%, 04/20/2028	$5,590
1,750	6.00%, 06/15/2028	1,978
11,641	6.00%, 07/20/2028	13,195
11,401	6.00%, 08/20/2028	12,930
4,153	6.00%, 10/15/2028	4,665
12,348	6.00%, 11/15/2028	13,907
11,406	6.00%, 03/20/2029	12,931
12,073	6.00%, 09/20/2029	13,543
18,445	6.00%, 04/20/2030	20,460
2,395	6.00%, 06/20/2030	2,656
1,670	6.00%, 08/15/2034	1,919
19,964	6.50%, 03/15/2028	22,334
2,548	6.50%, 05/15/2028	2,850
3,655	6.50%, 07/15/2028	4,089
5,963	6.50%, 10/15/2028	6,675
539	6.50%, 12/15/2028	604
10,056	6.50%, 01/15/2029	11,249
8,065	6.50%, 02/15/2029	9,022
36,367	6.50%, 03/15/2029	40,684
8,227	6.50%, 04/15/2029	9,204
5,810	6.50%, 05/15/2029	6,522
5,514	6.50%, 06/15/2029	6,168
8,061	6.50%, 02/15/2035	9,324
14,278	7.00%, 11/15/2031	15,921
9,474	7.00%, 03/15/2032	10,593
104,997	7.00%, 11/15/2032	125,407
2,563	7.00%, 01/15/2033	2,991
9,390	7.00%, 05/15/2033	10,947
15,290	7.00%, 07/15/2033	17,590
25,355	7.00%, 11/15/2033	29,650
1,485	8.00%, 12/15/2029	1,499
1,365	8.00%, 04/15/2030	1,420
6,080	8.00%, 05/15/2030	6,162
182	8.00%, 07/15/2030	187
5,055	8.00%, 08/15/2030	5,300
6,524	8.00%, 11/15/2030	6,700
64,718	8.00%, 02/15/2031	70,753

		542,343

	Total U.S. Government Agencies (cost $14,033,441)	$13,749,385

U.S. GOVERNMENT SECURITIES - 6.5%
	U.S. Treasury Securities - 6.5%
	U.S. Treasury Bonds - 2.5%
$350,000	1.38%, 08/15/2050	$280,164
1,160,000	1.63%, 11/15/2050	990,713
365,000	1.88%, 02/15/2041	346,978
3,295,000	1.88%, 02/15/2051	2,992,787
86,000	2.00%, 02/15/2050	80,524
3,805,000	2.88%, 05/15/2043	4,242,724
11,655,000	3.00%, 08/15/2048(13)	13,345,430

		22,279,320

	U.S. Treasury Notes - 4.0%
100,000	0.13%, 06/30/2022	100,047
1,000,000	0.13%, 01/31/2023	999,609
425,000	0.13%, 02/28/2023	424,784
1,380,000	0.13%, 03/31/2023	1,379,138
405,000	0.13%, 05/15/2023	404,557
1,415,000	0.13%, 10/15/2023	1,411,186
155,000	0.13%, 02/15/2024	154,286
3,800,000	0.25%, 03/15/2024	3,793,172
2,345,000	0.25%, 05/31/2025	2,308,543
1,300,000	0.25%, 06/30/2025	1,278,367
1,070,000	0.25%, 07/31/2025	1,050,690

The accompanying notes are an integral part of these financial statements.

78

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT SECURITIES - 6.5% - (continued)
	U.S. Treasury Notes - 4.0% - (continued)
$4,780,000	0.25%, 08/31/2025	$4,687,201
6,340,000	0.25%, 09/30/2025	6,210,476
610,000	0.38%, 11/30/2025	599,277
1,020,000	0.38%, 12/31/2025	1,000,755
2,680,000	0.38%, 01/31/2026	2,625,772
2,555,000	0.75%, 03/31/2026	2,543,822
605,000	0.88%, 11/15/2030	565,391
1,645,000	1.13%, 02/15/2031	1,569,947
1,465,000	1.25%, 03/31/2028	1,459,735
1,580,000	2.13%, 03/31/2024	1,662,209

		36,228,964

	Total U.S. Government Securities (cost $55,489,373)	$58,508,284

CONVERTIBLE BONDS - 0.7%
	Energy-Alternate Sources - 0.4%
$3,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025(1)	4,002,378

	Internet - 0.3%
2,164,000	Booking Holdings, Inc. 0.90%, 09/15/2021	2,634,670

	Total Convertible Bonds (cost $5,465,413)	$6,637,048

CONVERTIBLE PREFERRED STOCKS - 0.4%
	Diversified Financials - 0.4%
1,297	Mandatory Exchangeable Trust , 6.50%(1)	$2,377,741
18,485	KKR & Co., Inc. Series C, 6.00%	1,386,005

	Total Convertible Preferred Stocks (cost $2,221,250)	$3,763,746

	Total Long-Term Investments (cost $814,094,144)	$887,823,546

SHORT-TERM INVESTMENTS - 4.9%
	Repurchase Agreements - 4.4%
40,063,898	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $40,063,915; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $40,865,230	$40,063,898

	Securities Lending Collateral - 0.5%
611,982	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(14)	611,982
4,292,630	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(14)	4,292,630

		4,904,612

	Total Short-Term Investments (cost $44,968,510)	$44,968,510

Total Investments Excluding Purchased Options (cost $859,062,654)	103.0%	$932,792,056

Total Purchased Options (cost $1,637,890)	0.2%	$1,348,100

Total Investments (cost $860,700,544)	103.2%	$934,140,156
Other Assets and Liabilities	(3.2)%	(28,934,037)

Total Net Assets	100.0%	$905,206,119

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $175,756,276, representing 19.4% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,458,085 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	2,006,600	$—	$2,458,085

(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of this security was $2,458,085, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Securities disclosed are interest-only strips.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the

The accompanying notes are an integral part of these financial statements.

79

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2021, the aggregate value of the unfunded commitment was $302,350, which rounds to 0.0% of total net assets.

(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2021, the market value of securities pledged was $847,329.

(14)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at April 30, 2021
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
S&P 500 Index Option	4,125.00 USD	05/21/2021	340	USD	34,000	$1,348,100	$1,637,890	$(289,790)

Total purchased exchange-traded option contracts						$1,348,100	$1,637,890	$(289,790)

Written option contracts:
Puts
S&P 500 Index Option	3,875.00 USD	05/21/2021	(340)	USD	(34,000)	$(321,300)	$(499,690)	$178,390

Total written OTC option contracts						$(321,300)	$(499,690)	$178,390

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	155	06/30/2021	$19,210,312	$(117,425)
U.S. Treasury 10-Year Ultra Future	111	06/21/2021	16,155,703	(234,086)

Total				$(351,511)

Short position contracts:
U.S. Treasury 10-Year Note Future	557	06/21/2021	$73,541,406	$186,483

Total futures contracts				$(165,028)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
32,000	GBP	44,403	USD	BCLY	05/28/2021	$—	$(207)
42,335,089	USD	34,986,000	EUR	BNP	05/28/2021	249,378	—

Total Foreign Currency Contracts						$249,378	$(207)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

80

Hartford Multi-Asset Income Fund (Formerly, Hartford Multi-Asset Income and Growth Fund)

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,689,898	$251,851	$3,438,047	$—
Banks	24,731,484	14,908,958	9,822,526	—
Capital Goods	47,530,856	22,661,530	24,869,326	—
Commercial & Professional Services	6,568,755	—	6,568,755	—
Consumer Durables & Apparel	33,970,523	25,028,147	8,942,376	—
Consumer Services	6,154,919	2,983,815	3,171,104	—
Diversified Financials	5,890,956	5,593,277	297,679	—
Energy	3,731,473	—	3,731,473	—
Food & Staples Retailing	6,146,578	1,683,872	4,462,706	—
Food, Beverage & Tobacco	22,520,639	7,408,756	15,111,883	—
Health Care Equipment & Services	12,347,237	9,161,340	3,185,897	—
Household & Personal Products	7,270,156	4,954,377	2,315,779	—
Insurance	9,731,771	3,878,087	5,853,684	—
Materials	12,625,709	6,401,766	6,223,943	—
Media & Entertainment	7,263,695	3,405,860	3,857,835	—
Pharmaceuticals, Biotechnology & Life Sciences	23,552,565	16,987,642	6,564,923	—
Real Estate	15,276,082	13,789,353	1,486,729	—
Retailing	9,875,733	5,959,022	3,916,711	—
Semiconductors & Semiconductor Equipment	5,932,698	2,702,694	3,230,004	—
Software & Services	19,333,640	16,586,847	2,746,793	—
Technology Hardware & Equipment	3,276,290	721,521	2,554,769	—
Telecommunication Services	9,499,514	5,193,732	4,305,782	—
Transportation	7,117,212	5,053,278	2,063,934	—
Utilities	23,181,105	4,819,031	18,362,074	—
Asset & Commercial Mortgage-Backed Securities	144,932,934	—	144,932,934	—
Corporate Bonds	125,445,411	—	125,445,411	—
Equity Linked Securities	110,050,515	—	110,050,515	—
Foreign Government Obligations	12,859,513	—	12,859,513	—
Municipal Bonds	5,527,729	—	5,527,729	—
Senior Floating Rate Interests	79,129,493	—	79,129,493	—
U.S. Government Agencies	13,749,385	—	13,749,385	—
U.S. Government Securities	58,508,284	—	58,508,284	—
Convertible Bonds	6,637,048	—	6,637,048	—
Convertible Preferred Stocks	3,763,746	3,763,746	—	—
Short-Term Investments	44,968,510	4,904,612	40,063,898	—
Purchased Options	1,348,100	1,348,100	—	—
Foreign Currency Contracts(2)	249,378	—	249,378	—
Futures Contracts(2)	186,483	186,483	—	—

Total	$934,576,017	$190,337,697	$744,238,320	$—

Liabilities
Foreign Currency Contracts(2)	$(207)	$—	$(207)	$—
Futures Contracts(2)	(351,511)	(351,511)	—	—
Written Options	(321,300)	(321,300)	—	—

Total	$(673,018)	$(672,811)	$(207)	$—

(1)	For the six-month period ended April 30, 2021, investments valued at $1,259,980 were transferred out of Level 3 due to the initiation of a vendor price and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

81

Hartford Multi-Strategy Funds

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
S&P	Standard & Poor’s

Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CD	Certificate of Deposit
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custody Receipts
EM	Emerging Markets

Other Abbreviations: – (continued)
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TIIE	Interbank Equilibrium Interest Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
Rev	Revenue

82

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Assets:
Investments in securities, at market value(1)	$14,534,132,743	$80,373,729	$3,296,467	$270,805
Repurchase agreements	500,270,944	767,377	—	—
Investments in affiliated investment companies, at market value	—	25,988,017	1,691,416,289	137,524,107
Cash	237,249,414	338,776	—	—
Cash collateral held for securities on loan	5,576,912	43,907	—	—
Cash collateral due from broker on swap contracts	—	10	—	—
Foreign currency	1,334,093	3,943	—	—
Unrealized appreciation on OTC swap contracts	23,915	—	—	—
Unrealized appreciation on foreign currency contracts	896,292	113,403	—	—
Receivables:
From affiliates	—	1,433	—	—
Investment securities sold	23,687,955	51,873	383,057	40,601
Fund shares sold	21,371,710	1,610	765,020	28,975
Dividends and interest	65,985,241	385,896	1,034,839	47,384
Securities lending income	44,388	85	—	—
Variation margin on futures contracts	278,288	2,653	—	—
Tax reclaims	3,157,170	95,897	—	—
OTC swap contracts premiums paid	1,005,935	—	—	—
Other assets	215,306	88,871	76,056	64,451

Total assets	15,395,230,306	108,257,480	1,696,971,728	137,976,323

Liabilities:
Unrealized depreciation on foreign currency contracts	1,572,627	—	—	—
Obligation to return securities lending collateral	111,522,310	878,017	—	—
Unrealized depreciation on OTC swap contracts	1,254,784	—	—	—
Payables:
Investment securities purchased	61,263,659	250,000	—	—
Fund shares redeemed	12,393,280	234,343	1,049,835	61,311
Investment management fees	6,247,248	26,339	—	11,286
Transfer agent fees	1,454,574	26,960	236,693	24,448
Accounting services fees	170,051	1,216	19,004	1,552
Board of Directors’ fees	63,139	672	7,271	625
Variation margin on centrally cleared swap contracts	90,556	—	—	—
Foreign taxes	—	4,952	—	—
Distribution fees	569,817	4,060	67,325	5,482
Accrued expenses	447,594	80,879	60,724	14,984

Total liabilities	197,049,639	1,507,438	1,440,852	119,688

Net assets	$15,198,180,667	$106,750,042	$1,695,530,876	$137,856,635

Summary of Net Assets:
Capital stock and paid-in-capital	$12,500,810,384	$124,920,481	$1,369,986,954	$123,128,660
Distributable earnings (loss)	2,697,370,283	(18,170,439)	325,543,922	14,727,975

Net assets	$15,198,180,667	$106,750,042	$1,695,530,876	$137,856,635

Shares authorized	1,950,000,000	560,000,000	850,000,000	400,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$16.18	$9.85	$10.89	$11.92

Maximum offering price per share	$17.12	$10.31	$11.52	$12.61

Shares outstanding	274,497,691	8,123,364	136,409,321	10,255,980

Net Assets	$4,441,527,068	$80,053,991	$1,485,125,553	$122,292,547

Class C: Net asset value per share	$15.92	$9.87	$10.81	$11.86

Shares outstanding	185,485,241	1,094,108	10,527,743	731,329

Net Assets	$2,952,411,777	$10,802,956	$113,813,585	$8,676,134

Class I: Net asset value per share	$16.18	$9.84	$10.91	$11.93

Shares outstanding	283,156,648	1,216,683	7,057,611	158,065

Net Assets	$4,582,886,109	$11,973,806	$76,986,996	$1,886,242

Class R3: Net asset value per share	$16.25	$9.86	$10.83	$11.95

Shares outstanding	9,749,958	77,117	1,228,187	211,715

Net Assets	$158,418,776	$760,472	$13,306,274	$2,529,869

The accompanying notes are an integral part of these financial statements.

83

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Class R4: Net asset value per share	$16.26	$9.81	$10.85	$11.93

Shares outstanding	5,869,397	24,951	300,365	64,318

Net Assets	$95,407,873	$244,773	$3,258,049	$767,265

Class R5: Net asset value per share	$16.28	$9.81	$10.71	$11.96

Shares outstanding	2,736,928	63,888	47,324	128,599

Net Assets	$44,545,799	$627,029	$507,008	$1,537,671

Class R6: Net asset value per share	$16.37	$9.83	$—	$—

Shares outstanding	16,389,792	1,235	—	—

Net Assets	$268,374,651	$12,138	$—	$—

Class Y: Net asset value per share	$16.38	$9.79	$—	$—

Shares outstanding	7,920,790	216,730	—	—

Net Assets	$129,708,590	$2,121,304	$—	$—

Class F: Net asset value per share	$16.19	$9.77	$10.90	$11.94

Shares outstanding	155,931,532	15,720	232,365	13,979

Net Assets	$2,524,900,024	$153,573	$2,533,411	$166,907

Cost of investments	$12,682,398,287	$72,681,332	$3,296,467	$270,805
Cost of investments in affiliated investment companies	$—	$23,758,263	$1,399,018,050	$124,519,368
Cost of foreign currency	$1,334,840	$3,952	$—	$—

(1) Includes Investment in securities on loan, at market value	$111,529,822	$854,816	$—	$—

The accompanying notes are an integral part of these financial statements.

84

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi- Asset Income Fund
Assets:
Investments in securities, at market value(1)	$168,609,195	$1,259,986	$823,432	$894,076,258
Repurchase agreements	3,801,242	—	—	40,063,898
Investments in affiliated investment companies, at market value	—	647,326,879	420,358,586	—
Cash	1,715,001	—	—	24,631,462
Cash collateral held for securities on loan	90,969	—	—	258,176
Cash collateral due from broker on swap contracts	25,000	—	—	—
Foreign currency	62,984	—	—	1,642,202
Unrealized appreciation on OTC swap contracts	2,126	—	—	—
Unrealized appreciation on foreign currency contracts	125,237	—	—	249,378
Receivables:
From affiliates	29,558	—	—	—
Investment securities sold	3,276,100	74,291	176,777	5,485,713
Fund shares sold	57,715	167,877	147,215	482,108
Dividends and interest	242,498	54,728	88,707	2,786,862
Securities lending income	630	—	—	3,232
Variation margin on futures contracts	448,301	—	—	—
Tax reclaims	62,240	—	—	320,771
OTC swap contracts premiums paid	7,838	—	—	—
Other assets	67,303	70,919	69,245	81,396

Total assets	178,623,937	648,954,680	421,663,962	970,081,456

Liabilities:
Unrealized depreciation on foreign currency contracts	76,202	—	—	207
Unrealized depreciation on bond forward contracts	7,055	—	—	—
Obligation to return securities lending collateral	1,819,124	—	—	5,162,788
Unrealized depreciation on OTC swap contracts	17,844	—	—	—
Unfunded loan commitments	—	—	—	468
Payables:
Investment securities purchased	3,900,110	—	—	57,883,805
Fund shares redeemed	32,429	244,835	245,170	786,547
Investment management fees	128,796	52,364	34,472	418,688
Transfer agent fees	15,190	133,700	77,217	171,148
Accounting services fees	1,921	7,282	4,740	10,214
Board of Directors’ fees	847	2,611	1,789	4,562
Variation margin on futures contracts	—	—	—	6,700
Variation margin on centrally cleared swap contracts	1,273	—	—	—
Foreign taxes	32,320	—	—	9,035
Distribution fees	610	24,768	16,086	30,829
Distributions payable	—	—	—	102
Written options	5,245	—	—	321,300
Accrued expenses	33,553	32,195	25,024	68,944
OTC swap contracts premiums received	7,064	—	—	—

Total liabilities	6,079,583	497,755	404,498	64,875,337

Net assets	$172,544,354	$648,456,925	$421,259,464	$905,206,119

Summary of Net Assets:
Capital stock and paid-in-capital	$260,334,030	$494,017,477	$344,934,187	$815,801,785
Distributable earnings (loss)	(87,789,676)	154,439,448	76,325,277	89,404,334

Net assets	$172,544,354	$648,456,925	$421,259,464	$905,206,119

Shares authorized	700,000,000	400,000,000	400,000,000	845,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$9.64	$15.14	$13.47	$21.59

Maximum offering price per share	$10.20	$16.02	$14.25	$22.85

Shares outstanding	1,580,565	39,045,837	27,126,057	29,297,015

Net Assets	$15,230,468	$591,163,423	$365,475,796	$632,479,839

Class C: Net asset value per share	$9.47	$15.07	$13.36	$21.65

Shares outstanding	64,389	2,102,395	1,478,622	3,177,414

Net Assets	$610,015	$31,684,091	$19,756,909	$68,793,148

The accompanying notes are an integral part of these financial statements.

85

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi- Asset Income Fund
Class I: Net asset value per share	$9.63	$15.04	$13.52	$21.56

Shares outstanding	1,550,701	712,959	745,962	5,013,117

Net Assets	$14,931,653	$10,722,606	$10,088,457	$108,068,047

Class R3: Net asset value per share	$9.70	$14.77	$13.27	$21.91

Shares outstanding	11,280	435,879	1,162,466	45,553

Net Assets	$109,404	$6,439,095	$15,424,515	$998,071

Class R4: Net asset value per share	$9.68	$15.08	$13.50	$21.97

Shares outstanding	3,093	197,598	242,625	32,818

Net Assets	$29,935	$2,978,900	$3,276,429	$720,893

Class R5: Net asset value per share	$9.56	$15.16	$13.54	$21.96

Shares outstanding	20,723	311,008	495,327	6,567

Net Assets	$198,130	$4,713,911	$6,704,573	$144,213

Class R6: Net asset value per share	$—	$—	$—	$21.96

Shares outstanding	—	—	—	15,086

Net Assets	$—	$—	$—	$331,353

Class Y: Net asset value per share	$9.62	$—	$—	$21.98

Shares outstanding	6,012,067	—	—	341,192

Net Assets	$57,819,315	$—	$—	$7,498,288

Class F: Net asset value per share	$9.61	$15.05	$13.53	$21.54

Shares outstanding	8,696,859	50,150	39,389	3,999,863

Net Assets	$83,615,434	$754,899	$532,785	$86,172,267

Cost of investments	$149,065,206	$1,259,986	$823,432	$860,700,544
Cost of investments in affiliated investment companies	$—	$515,429,661	$355,346,601	$—
Cost of foreign currency	$66,547	$—	$—	$1,644,652
Proceeds of written option contracts	$5,921	$—	$—	$499,690

(1) Includes Investment in securities on loan, at market value	$2,021,156	$—	$—	$6,828,404

The accompanying notes are an integral part of these financial statements.

86

Hartford Multi-Strategy Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Investment Income:
Dividends	$106,753,128	$477,917	$—	$—
Dividends from affiliated investment companies	—	283,094	15,466,182	1,388,510
Interest	118,553,119	610,911	574	40
Securities lending	122,075	887	—	—
Less: Foreign tax withheld	(953,726)	(29,969)	—	—

Total investment income, net	224,474,596	1,342,840	15,466,756	1,388,550

Expenses:
Investment management fees	36,848,139	166,246	—	67,209
Transfer agent fees
Class A	1,470,576	52,964	611,714	61,567
Class C	1,215,703	16,881	78,447	8,298
Class I	1,571,124	6,974	31,812	1,029
Class R3	163,532	882	14,037	2,823
Class R4	71,388	215	2,671	872
Class R5	23,231	373	240	888
Class R6	4,910	—	—	—
Class Y	72,052	1,163	—	—
Class F	13,404	4	48	2
Distribution fees
Class A	5,055,185	91,628	1,738,940	145,231
Class C	15,436,808	100,783	642,843	55,215
Class R3	395,146	2,022	32,235	6,419
Class R4	115,995	329	3,972	1,339
Custodian fees	80,807	1,979	752	144
Registration and filing fees	187,490	58,697	59,272	49,629
Accounting services fees	1,025,871	7,805	114,052	9,517
Board of Directors’ fees	187,316	1,489	20,577	1,759
Audit and tax fees	18,299	23,905	9,618	9,581
Other expenses	709,676	19,744	90,720	13,101

Total expenses (before waivers, reimbursements and fees paid indirectly)	64,666,652	554,083	3,451,950	434,623

Expense waivers	—	(55,105)	—	—
Transfer agent fee waivers	(4,679)	—	—	—
Distribution fee reimbursements	(8,379)	(609)	(7,527)	(1,956)
Commission recapture	(19,674)	(53)	—	—

Total waivers, reimbursements and fees paid indirectly	(32,732)	(55,767)	(7,527)	(1,956)

Total expenses, net	64,633,920	498,316	3,444,424	432,667

Net Investment Income (Loss)	159,840,676	844,524	12,022,333	955,883

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from underlying funds	—	—	34,902,792	1,267,345
Investments	313,402,574	1,770,177	—	—
Less: Foreign taxes paid on realized capital gains	—	(4,995)	—	—
Investments in affiliated investment companies	—	493,731	15,261,571	2,217,897
Purchased options contracts	—	(588,929)	—	—
Futures contracts	6,657,598	(160,871)	—	—
Swap contracts	829,595	—	—	—
Foreign currency contracts	(397,397)	(186,601)	—	—
Other foreign currency transactions	(31,497)	7,503	—	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	320,460,873	1,330,015	50,164,363	3,485,242

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	1,290,042,249	6,325,300	—	—
Investments in affiliated investment companies	—	3,069,014	227,863,323	8,441,993
Purchased options contracts	—	(248,009)	—	—
Futures contracts	408,292	(82,656)	—	—
Swap contracts	3,295,416	—	—	—
Foreign currency contracts	(1,964,682)	4,682	—	—
Translation of other assets and liabilities in foreign currencies	27,074	1,658	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,291,808,349	9,069,989	227,863,323	8,441,993

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,612,269,222	10,400,004	278,027,686	11,927,235

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,772,109,898	$11,244,528	$290,050,019	$12,883,118

*Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$98	$—	$—

The accompanying notes are an integral part of these financial statements.

87

Hartford Multi-Strategy Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund
Investment Income:
Dividends	$1,648,965	$—	$—	$8,831,354
Dividends from affiliated investment companies	—	5,350,664	3,834,656	—
Interest	469,270	172	121	6,885,924
Securities lending	8,836	—	—	17,316
Less: Foreign tax withheld	(93,191)	—	—	(191,297)

Total investment income, net	2,033,880	5,350,836	3,834,777	15,543,297

Expenses:
Investment management fees	739,917	305,285	202,437	2,521,486
Transfer agent fees
Class A	12,724	366,861	194,505	435,655
Class C	1,930	36,059	21,067	45,189
Class I	6,658	7,333	5,755	38,765
Class R3	99	6,570	14,668	1,338
Class R4	20	2,309	2,695	487
Class R5	83	2,886	3,162	87
Class R6	—	—	—	7
Class Y	23,240	—	—	4,061
Class F	78	8	9	819
Distribution fees
Class A	15,976	690,600	429,725	770,638
Class C	7,718	196,700	136,880	383,240
Class R3	243	15,419	35,169	3,079
Class R4	34	3,530	4,088	803
Custodian fees	26,253	271	230	18,105
Registration and filing fees	51,700	51,705	52,061	67,445
Accounting services fees	11,401	43,647	28,662	63,345
Board of Directors’ fees	2,065	7,855	5,213	11,851
Audit and tax fees	26,336	9,593	11,323	22,055
Other expenses	14,123	43,771	28,980	78,704

Total expenses (before waivers, reimbursements and fees paid indirectly)	940,598	1,790,402	1,176,629	4,467,159

Expense waivers	(78,443)	—	—	—
Management fee waivers	(99,607)	—	—	—
Transfer agent fee waivers	—	—	—	(433)
Distribution fee reimbursements	(107)	(11,590)	(7,742)	(17,504)
Commission recapture	(247)	—	—	(161)

Total waivers, reimbursements and fees paid indirectly	(178,404)	(11,590)	(7,742)	(18,098)

Total expenses, net	762,194	1,778,812	1,168,887	4,449,061

Net Investment Income (Loss)	1,271,686	3,572,024	2,665,890	11,094,236

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from underlying funds	—	11,586,202	5,867,269	—
Investments	15,056,889	—	—	37,354,658
Less: Foreign taxes paid on realized capital gains	(21,777)	—	—	—
Investments in affiliated investment companies	—	11,086,590	7,402,370	—
Purchased options contracts	(40,249)	—	—	(9,155,258)
Futures contracts	5,381,801	—	—	119,184
Written options contracts	7,613	—	—	2,728,202
Swap contracts	46,049	—	—	—
Bond forward contracts	168,704	—	—	—
Foreign currency contracts	28,202	—	—	(944,599)
Other foreign currency transactions	(7,843)	—	—	(41,527)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	20,619,389	22,672,792	13,269,639	30,060,660

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	14,647,401	—	—	55,392,590
Investments in affiliated investment companies	—	101,638,685	47,585,864	—
Purchased options contracts	(14,172)	—	—	(289,790)
Futures contracts	2,533,801	—	—	(83,269)
Written options contracts	(1,545)	—	—	178,390
Swap contracts	(13,577)	—	—	—
Bond forward contracts	54,123	—	—	—
Foreign currency contracts	(139,355)	—	—	(140,865)
Translation of other assets and liabilities in foreign currencies	(3,378)	—	—	548

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	17,063,298	101,638,685	47,585,864	55,057,604

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	37,682,687	124,311,477	60,855,503	85,118,264

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,954,373	$127,883,501	$63,521,393	$96,212,500

*Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$(30,726)	$—	$—	$(630)

The accompanying notes are an integral part of these financial statements.

88

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		Hartford AARP Balanced Retirement Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$159,840,676	$317,362,177	$844,524	$2,051,486
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	320,460,873	42,028,944	1,330,015	(1,933,787)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,291,808,349	(199,710,522)	9,069,989	(626,616)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,772,109,898	159,680,599	11,244,528	(508,917)

Distributions to Shareholders:
Class A	(64,061,964)	(116,699,873)	(809,475)	(1,512,068)
Class C	(38,509,613)	(83,323,496)	(145,507)	(418,764)
Class I	(74,317,280)	(132,837,623)	(158,049)	(441,202)
Class R3	(2,230,958)	(5,044,990)	(7,945)	(14,895)
Class R4	(1,439,233)	(3,067,138)	(2,731)	(7,433)
Class R5	(740,750)	(1,539,667)	(8,089)	(15,695)
Class R6	(4,410,953)	(5,772,348)	(154)	(261)
Class Y	(2,206,382)	(5,334,841)	(28,462)	(54,939)
Class F	(41,013,939)	(69,891,681)	(2,885)	(22,042)

Total distributions	(228,931,072)	(423,511,657)	(1,163,297)	(2,487,299)

Capital Share Transactions:
Sold	1,684,010,414	3,479,475,130	12,854,198	10,485,934
Issued on reinvestment of distributions	213,855,869	394,527,278	1,099,816	2,364,504
Redeemed	(1,757,244,677)	(3,145,641,592)	(28,081,080)	(57,327,491)

Net increase (decrease) from capital share transactions	140,621,606	728,360,816	(14,127,066)	(44,477,053)

Net Increase (Decrease) in Net Assets	1,683,800,432	464,529,758	(4,045,835)	(47,473,269)

Net Assets:
Beginning of period	13,514,380,235	13,049,850,477	110,795,877	158,269,146

End of period	$15,198,180,667	$13,514,380,235	$106,750,042	$110,795,877

The accompanying notes are an integral part of these financial statements.

89

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Checks and Balances Fund		The Hartford Conservative Allocation Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$12,022,333	$22,132,042	$955,883	$1,902,082
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	50,164,363	51,093,339	3,485,242	3,266,509
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	227,863,323	(4,311,369)	8,441,993	(439,470)

Net Increase (Decrease) in Net Assets Resulting from Operations	290,050,019	68,914,012	12,883,118	4,729,121

Distributions to Shareholders:
Class A	(52,785,813)	(93,188,691)	(1,732,352)	(2,715,202)
Class C	(4,603,811)	(10,606,943)	(84,524)	(207,113)
Class I	(2,832,722)	(4,737,593)	(33,672)	(35,559)
Class R3	(486,577)	(1,069,179)	(31,199)	(65,407)
Class R4	(121,002)	(409,168)	(17,999)	(51,541)
Class R5	(16,707)	(24,460)	(27,577)	(55,546)
Class F	(95,920)	(424,135)	(2,956)	(329)

Total distributions	(60,942,552)	(110,460,169)	(1,930,279)	(3,130,697)

Capital Share Transactions:
Sold	87,443,161	140,829,650	10,287,533	25,005,752
Issued on reinvestment of distributions	60,567,359	109,729,534	1,903,333	3,084,773
Redeemed	(148,775,875)	(315,401,639)	(14,043,760)	(30,300,277)

Net increase (decrease) from capital share transactions	(765,355)	(64,842,455)	(1,852,894)	(2,209,752)

Net Increase (Decrease) in Net Assets	228,342,112	(106,388,612)	9,099,945	(611,328)

Net Assets:
Beginning of period	1,467,188,764	1,573,577,376	128,756,690	129,368,018

End of period	$1,695,530,876	$1,467,188,764	$137,856,635	$128,756,690

The accompanying notes are an integral part of these financial statements.

90

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Global Real Asset Fund (consolidated)		The Hartford Growth Allocation Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$1,271,686	$3,874,063	$3,572,024	$6,569,271
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	20,619,389	(32,055,945)	22,672,792	16,164,245
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	17,063,298	3,636,228	101,638,685	(2,612,332)

Net Increase (Decrease) in Net Assets Resulting from Operations	38,954,373	(24,545,654)	127,883,501	20,121,184

Distributions to Shareholders:
Class A	(329,819)	(392,987)	(21,810,766)	(22,821,778)
Class C	(36,155)	(54,081)	(1,290,134)	(1,733,204)
Class I	(412,806)	(1,091,737)	(431,330)	(509,475)
Class R3	(2,264)	(1,984)	(237,006)	(270,958)
Class R4	(701)	(1,562)	(108,753)	(249,170)
Class R5	(4,816)	(1,553)	(226,949)	(246,703)
Class Y	(1,507,488)	(2,745,947)	—	—
Class F	(2,428,791)	(3,429,830)	(18,333)	(11,831)

Total distributions	(4,722,840)	(7,719,681)	(24,123,271)	(25,843,119)

Capital Share Transactions:
Sold	11,620,929	34,439,424	25,112,725	38,392,636
Issued on reinvestment of distributions	4,696,558	7,528,291	23,792,428	25,480,822
Redeemed	(24,242,581)	(126,702,200)	(56,037,490)	(108,823,696)

Net increase (decrease) from capital share transactions	(7,925,094)	(84,734,485)	(7,132,337)	(44,950,238)

Net Increase (Decrease) in Net Assets	26,306,439	(116,999,820)	96,627,893	(50,672,173)

Net Assets:
Beginning of period	146,237,915	263,237,735	551,829,032	602,501,205

End of period	$172,544,354	$146,237,915	$648,456,925	$551,829,032

The accompanying notes are an integral part of these financial statements.

91

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

	Hartford Moderate Allocation Fund		Hartford Multi-Asset Income Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$2,665,890	$5,107,074	$11,094,236	$30,231,847
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	13,269,639	9,048,656	30,060,660	(15,437,754)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	47,585,864	(393,878)	55,057,604	(16,192,062)

Net Increase (Decrease) in Net Assets Resulting from Operations	63,521,393	13,761,852	96,212,500	(1,397,969)

Distributions to Shareholders:
Class A	(12,523,725)	(11,455,327)	(7,094,993)	(107,059,343)
Class C	(816,679)	(907,187)	(540,358)	(15,955,771)
Class I	(385,847)	(372,728)	(1,416,868)	(16,840,972)
Class R3	(449,855)	(458,385)	(11,732)	(263,604)
Class R4	(120,555)	(106,871)	(7,262)	(194,734)
Class R5	(225,988)	(222,154)	(1,843)	(55,804)
Class R6	—	—	(4,419)	(26,195)
Class Y	—	—	(94,440)	(2,154,579)
Class F	(18,539)	(10,148)	(1,166,739)	(16,129,608)

Total distributions	(14,541,188)	(13,532,800)	(10,338,654)	(158,680,610)

Capital Share Transactions:
Sold	25,314,168	33,178,241	70,197,110	143,867,680
Issued on reinvestment of distributions	14,383,698	13,378,851	10,178,484	155,816,239
Redeemed	(40,238,232)	(72,121,441)	(123,369,531)	(269,458,658)

Net increase (decrease) from capital share transactions	(540,366)	(25,564,349)	(42,993,937)	30,225,261

Net Increase (Decrease) in Net Assets	48,439,839	(25,335,297)	42,879,909	(129,853,318)

Net Assets:
Beginning of period	372,819,625	398,154,922	862,326,210	992,179,528

End of period	$421,259,464	$372,819,625	$905,206,119	$862,326,210

The accompanying notes are an integral part of these financial statements.

92

Hartford Multi-Strategy Funds

Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Balanced Income Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$14.53	$0.17	$1.73	$1.90	$(0.18)	$(0.07)	$—	$(0.25)	$16.18	13.12	%(5)	$4,441,527	0.86	%(6)	0.86	%(6)	2.23	%(6)	24%
C	14.29	0.11	1.71	1.82	(0.12)	(0.07)	—	(0.19)	15.92	12.78	(5)	2,952,412	1.62	(6)	1.62	(6)	1.49	(6)	24
I	14.53	0.19	1.72	1.91	(0.19)	(0.07)	—	(0.26)	16.18	13.26	(5)	4,582,886	0.61	(6)	0.61	(6)	2.49	(6)	24
R3	14.59	0.14	1.74	1.88	(0.15)	(0.07)	—	(0.22)	16.25	12.93	(5)	158,419	1.25	(6)	1.25	(6)	1.86	(6)	24
R4	14.59	0.17	1.74	1.91	(0.17)	(0.07)	—	(0.24)	16.26	13.16	(5)	95,408	0.94	(6)	0.94	(6)	2.16	(6)	24
R5	14.61	0.19	1.74	1.93	(0.19)	(0.07)	—	(0.26)	16.28	13.31	(5)	44,546	0.64	(6)	0.64	(6)	2.46	(6)	24
R6	14.70	0.20	1.74	1.94	(0.20)	(0.07)	—	(0.27)	16.37	13.28	(5)	268,375	0.54	(6)	0.54	(6)	2.56	(6)	24
Y	14.70	0.19	1.75	1.94	(0.19)	(0.07)	—	(0.26)	16.38	13.29	(5)	129,709	0.65	(6)	0.64	(6)	2.46	(6)	24
F	14.54	0.20	1.72	1.92	(0.20)	(0.07)	—	(0.27)	16.19	13.29	(5)	2,524,900	0.54	(6)	0.54	(6)	2.56	(6)	24

For the Year Ended October 31, 2020
A	$14.76	$0.35	$(0.10)	$0.25	$(0.35)	$(0.13)	$—	$(0.48)	$14.53	1.75%		$3,747,275	0.89%		0.89%		2.44%		63%
C	14.53	0.24	(0.11)	0.13	(0.24)	(0.13)	—	(0.37)	14.29	0.92		2,994,151	1.64		1.64		1.70		63
I	14.77	0.39	(0.12)	0.27	(0.38)	(0.13)	—	(0.51)	14.53	1.94		3,960,448	0.63		0.63		2.69		63
R3	14.82	0.31	(0.12)	0.19	(0.29)	(0.13)	—	(0.42)	14.59	1.36		154,953	1.24		1.24		2.10		63
R4	14.83	0.35	(0.12)	0.23	(0.34)	(0.13)	—	(0.47)	14.59	1.60		88,942	0.95		0.95		2.38		63
R5	14.85	0.39	(0.12)	0.27	(0.38)	(0.13)	—	(0.51)	14.61	1.90		42,220	0.66		0.66		2.67		63
R6	14.93	0.40	(0.11)	0.29	(0.39)	(0.13)	—	(0.52)	14.70	2.06		240,876	0.56		0.56		2.74		63
Y	14.93	0.39	(0.11)	0.28	(0.38)	(0.13)	—	(0.51)	14.70	1.96		154,356	0.67		0.66		2.67		63
F	14.77	0.40	(0.10)	0.30	(0.40)	(0.13)	—	(0.53)	14.54	2.08		2,131,158	0.56		0.56		2.76		63

For the Year Ended October 31, 2019
A	$13.86	$0.38	$1.43	$1.81	$(0.38)	$(0.53)	$—	$(0.91)	$14.76	13.88%		$3,517,691	0.90%		0.90%		2.73%		54%
C	13.65	0.28	1.41	1.69	(0.28)	(0.53)	—	(0.81)	14.53	13.08		3,365,430	1.65		1.65		1.99		54
I	13.86	0.42	1.44	1.86	(0.42)	(0.53)	—	(0.95)	14.77	14.24		3,670,729	0.65		0.65		2.98		54
R3	13.90	0.34	1.44	1.78	(0.33)	(0.53)	—	(0.86)	14.82	13.54		190,851	1.26		1.26		2.38		54
R4	13.91	0.38	1.44	1.82	(0.37)	(0.53)	—	(0.90)	14.83	13.88		103,304	0.97		0.97		2.68		54
R5	13.93	0.42	1.45	1.87	(0.42)	(0.53)	—	(0.95)	14.85	14.14		43,770	0.67		0.67		2.99		54
R6	14.01	0.43	1.45	1.88	(0.43)	(0.53)	—	(0.96)	14.93	14.24		192,279	0.58		0.58		3.01		54
Y	14.01	0.43	1.44	1.87	(0.42)	(0.53)	—	(0.95)	14.93	14.16		150,620	0.66		0.65		3.00		54
F	13.87	0.43	1.43	1.86	(0.43)	(0.53)	—	(0.96)	14.77	14.24		1,815,178	0.57		0.57		3.06		54

For the Year Ended October 31, 2018
A	$14.80	$0.38	$(0.53)	$(0.15)	$(0.36)	$(0.43)	$—	$(0.79)	$13.86	(1.14)%		$3,127,224	0.91%		0.91%		2.64%		48%
C	14.59	0.27	(0.52)	(0.25)	(0.26)	(0.43)	—	(0.69)	13.65	(1.90)		3,350,560	1.66		1.66		1.89		48
I	14.80	0.42	(0.53)	(0.11)	(0.40)	(0.43)	—	(0.83)	13.86	(0.89)		3,092,500	0.65		0.65		2.89		48
R3	14.84	0.33	(0.53)	(0.20)	(0.31)	(0.43)	—	(0.74)	13.90	(1.49)		196,578	1.28		1.27		2.28		48
R4	14.85	0.37	(0.53)	(0.16)	(0.35)	(0.43)	—	(0.78)	13.91	(1.19)		121,239	0.98		0.97		2.57		48
R5	14.87	0.41	(0.53)	(0.12)	(0.39)	(0.43)	—	(0.82)	13.93	(0.91)		52,640	0.68		0.68		2.86		48
R6	14.94	0.43	(0.52)	(0.09)	(0.41)	(0.43)	—	(0.84)	14.01	(0.74)		87,445	0.58		0.58		2.95		48
Y	14.94	0.42	(0.52)	(0.10)	(0.40)	(0.43)	—	(0.83)	14.01	(0.79)		146,051	0.63		0.63		2.92		48
F	14.80	0.43	(0.52)	(0.09)	(0.41)	(0.43)	—	(0.84)	13.87	(0.75)		1,445,583	0.58		0.58		2.96		48

For the Year Ended October 31, 2017
A	$13.80	$0.37	$1.14	$1.51	$(0.36)	$(0.15)	$—	$(0.51)	$14.80	11.16%		$3,297,181	0.92%		0.92%		2.63%		39%
C	13.61	0.26	1.12	1.38	(0.25)	(0.15)	—	(0.40)	14.59	10.37		3,657,126	1.66		1.66		1.89		39
I	13.80	0.41	1.13	1.54	(0.39)	(0.15)	—	(0.54)	14.80	11.41		3,351,891	0.69		0.69		2.86		39
R3	13.84	0.33	1.13	1.46	(0.31)	(0.15)	—	(0.46)	14.84	10.79		222,526	1.30		1.24		2.30		39
R4	13.85	0.37	1.13	1.50	(0.35)	(0.15)	—	(0.50)	14.85	11.10		109,315	1.00		0.94		2.61		39
R5	13.86	0.41	1.14	1.55	(0.39)	(0.15)	—	(0.54)	14.87	11.44		45,300	0.70		0.69		2.85		39
R6	13.93	0.42	1.14	1.56	(0.40)	(0.15)	—	(0.55)	14.94	11.48		31,234	0.60		0.60		2.89		39
Y	13.93	0.42	1.14	1.56	(0.40)	(0.15)	—	(0.55)	14.94	11.46		124,655	0.62		0.62		2.91		39
F(7)	14.20	0.24	0.66	0.90	(0.30)	—	—	(0.30)	14.80	6.41	(5)	1,126,948	0.60	(6)	0.60	(6)	2.47	(6)	39

The accompanying notes are an integral part of these financial statements.

93

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Balanced Income Fund – (continued)

For the Year Ended October 31, 2016
A	$13.41	$0.37	$0.57	$0.94	$(0.33)	$(0.22)	$—	$(0.55)	$13.80	7.29%		$3,076,342	0.96%		0.96	%(8)	2.73%		36%
B	13.37	0.37	0.57	0.94	(0.32)	(0.22)	—	(0.54)	13.77	7.30		6,529	1.08		1.00	(8)	2.74		36
C	13.24	0.26	0.57	0.83	(0.24)	(0.22)	—	(0.46)	13.61	6.48		3,171,408	1.69		1.69	(8)	1.99		36
I	13.41	0.40	0.58	0.98	(0.37)	(0.22)	—	(0.59)	13.80	7.57		2,290,723	0.70		0.70	(8)	2.95		36
R3	13.45	0.33	0.58	0.91	(0.30)	(0.22)	—	(0.52)	13.84	6.98		174,319	1.32		1.25	(8)	2.43		36
R4	13.45	0.37	0.59	0.96	(0.34)	(0.22)	—	(0.56)	13.85	7.36		106,451	1.02		0.95	(8)	2.71		36
R5	13.47	0.40	0.58	0.98	(0.37)	(0.22)	—	(0.59)	13.86	7.53		31,698	0.72		0.70	(8)	2.97		36
R6	13.53	0.41	0.59	1.00	(0.38)	(0.22)	—	(0.60)	13.93	7.65		9,636	0.62		0.62	(8)	3.04		36
Y	13.53	0.41	0.59	1.00	(0.38)	(0.22)	—	(0.60)	13.93	7.65		86,177	0.62		0.62	(8)	3.00		36

Hartford AARP Balanced Retirement Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$9.01	$0.08	$0.86	$0.94	$(0.10)	$—	$—	$(0.10)	$9.85	10.51	%(5)	$80,054	0.90	%(6)	0.81	%(6)	1.63	(6)	15%
C	9.03	0.04	0.87	0.91	(0.07)	—	—	(0.07)	9.87	10.10	(5)	10,803	1.68	(6)	1.57	(6)	0.87	(6)	15
I	8.99	0.09	0.88	0.97	(0.12)	—	—	(0.12)	9.84	10.81	(5)	11,974	0.62	(6)	0.51	(6)	1.93	(6)	15
R3	9.01	0.07	0.87	0.94	(0.09)	—	—	(0.09)	9.86	10.50	(5)	760	1.23	(6)	1.07	(6)	1.37	(6)	15
R4	8.97	0.08	0.87	0.95	(0.11)	—	—	(0.11)	9.81	10.60	(5)	245	0.92	(6)	0.77	(6)	1.59	(6)	15
R5	8.97	0.09	0.87	0.96	(0.12)	—	—	(0.12)	9.81	10.79	(5)	627	0.63	(6)	0.45	(6)	1.98	(6)	15
R6	8.99	0.10	0.87	0.97	(0.13)	—	—	(0.13)	9.83	10.82	(5)	12	0.51	(6)	0.35	(6)	2.10	(6)	15
Y	8.95	0.09	0.87	0.96	(0.12)	—	—	(0.12)	9.79	10.81	(5)	2,121	0.61	(6)	0.45	(6)	1.98	(6)	15
F	8.93	0.10	0.87	0.97	(0.13)	—	—	(0.13)	9.77	10.89	(5)	154	0.51	(6)	0.36	(6)	2.12	(6)	15

For the Year Ended October 31, 2020
A	$9.20	$0.15	$(0.15)	$0.00 (9)	$(0.19)	$—	$—	$(0.19)	$9.01	(0.05)%		$70,601	1.01%		0.77%		1.70%		104	%(21)
C	9.21	0.09	(0.16)	(0.07)	(0.11)	—	—	(0.11)	9.03	(0.80)		23,512	1.75		1.51		0.99		104	(21)
I	9.20	0.19	(0.18)	0.01	(0.22)	—	—	(0.22)	8.99	0.09		12,661	0.69		0.46		2.07		104	(21)
R3	9.21	0.13	(0.18)	(0.05)	(0.15)	—	—	(0.15)	9.01	(0.54)		785	1.33		1.08		1.39		104	(21)
R4	9.16	0.15	(0.16)	(0.01)	(0.18)	—	—	(0.18)	8.97	(0.09)		386	1.03		0.78		1.66		104	(21)
R5	9.17	0.18	(0.17)	0.01	(0.21)	—	—	(0.21)	8.97	0.10		605	0.73		0.47		2.01		104	(21)
R6	9.19	0.19	(0.16)	0.03	(0.23)	—	—	(0.23)	8.99	0.27		11	0.61		0.37		2.10		104	(21)
Y	9.14	0.18	(0.16)	0.02	(0.21)	—	—	(0.21)	8.95	0.18		2,030	0.71		0.47		2.04		104	(21)
F	9.13	0.20	(0.17)	0.03	(0.23)	—	—	(0.23)	8.93	0.30		206	0.61		0.37		2.23		104	(21)

For the Year Ended October 31, 2019
A	$9.08	$0.27	$0.40	$0.67	$(0.55)	$—	$—	$(0.55)	$9.20	7.95%		$83,998	1.06%		0.71%		3.00%		207%
C	9.08	0.23	0.38	0.61	(0.48)	—	—	(0.48)	9.21	7.14		39,757	1.85		1.45		2.57		207
I	9.07	0.36	0.34	0.70	(0.57)	—	—	(0.57)	9.20	8.16		26,433	0.86		0.61		3.99		207
R3	9.08	0.36	0.35	0.71	(0.58)	—	—	(0.58)	9.21	8.24		1,279	1.31		0.55		4.02		207
R4	9.08	0.38	0.33	0.71	(0.63)	—	—	(0.63)	9.16	8.35		349	1.05		0.54		4.16		207
R5	9.07	0.36	0.34	0.70	(0.60)	—	—	(0.60)	9.17	8.28		806	0.79		0.54		3.93		207
R6(10)	8.93	0.21	0.27	0.48	(0.22)	—	—	(0.22)	9.19	5.42		11	0.75		0.48		3.43		207
Y	9.07	0.38	0.31	0.69	(0.62)	—	—	(0.62)	9.14	8.21		3,746	0.79		0.53		4.17		207
F	9.07	0.26	0.44	0.70	(0.64)	—	—	(0.64)	9.13	8.27		1,889	0.73		0.44		3.02		207

For the Year Ended October 31, 2018
A	$9.46	$0.41	$(0.28)	$0.13	$(0.51)	$—	$—	$(0.51)	$9.08	1.26%		$13,324	1.20%		0.78%		4.35%		61%
C	9.47	0.35	(0.29)	0.06	(0.45)	—	—	(0.45)	9.08	0.55		11,686	1.98		1.47		3.71		61
I	9.46	0.42	(0.28)	0.14	(0.53)	—	—	(0.53)	9.07	1.40		20,780	0.98		0.68		4.51		61
R3	9.47	0.40	(0.28)	0.12	(0.51)	—	—	(0.51)	9.08	1.21		2,225	1.61		0.84		4.28		61
R4	9.46	0.41	(0.28)	0.13	(0.51)	—	—	(0.51)	9.08	1.27		2,241	1.31		0.78		4.34		61
R5	9.46	0.41	(0.28)	0.13	(0.52)	—	—	(0.52)	9.07	1.27		2,256	1.01		0.72		4.40		61
Y	9.46	0.42	(0.28)	0.14	(0.53)	—	—	(0.53)	9.07	1.37		26,398	0.89		0.61		4.51		61
F	9.46	0.42	(0.27)	0.15	(0.54)	—	—	(0.54)	9.07	1.39		391	0.89		0.61		4.50		61

The accompanying notes are an integral part of these financial statements.

94

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

Hartford AARP Balanced Retirement Fund – (continued)

For the Year Ended October 31, 2017
A	$9.04	$0.39	$0.41	$0.80	$(0.38)	$—	$—	$(0.38)	$9.46	9.06%		$11,877	1.26%		0.95%		4.26%		85%
C	9.04	0.34	0.41	0.75	(0.32)	—	—	(0.32)	9.47	8.42		6,972	2.05		1.58		3.65		85
I	9.04	0.41	0.41	0.82	(0.40)	—	—	(0.40)	9.46	9.22		13,310	1.07		0.83		4.40		85
R3	9.04	0.38	0.41	0.79	(0.36)	—	—	(0.36)	9.47	8.95		2,197	1.68		1.12		4.11		85
R4	9.04	0.39	0.41	0.80	(0.38)	—	—	(0.38)	9.46	9.00		2,211	1.38		1.00		4.22		85
R5	9.04	0.40	0.41	0.81	(0.39)	—	—	(0.39)	9.46	9.18		2,225	1.08		0.87		4.36		85
Y	9.04	0.40	0.42	0.82	(0.40)	—	—	(0.40)	9.46	9.29		25,587	0.98		0.79		4.40		85
F(7)	9.21	0.28	0.24	0.52	(0.27)	—	—	(0.27)	9.46	5.72	(5)	419	0.97	(6)	0.66	(6)	4.48	(6)	85

For the Year Ended October 31, 2016
A	$9.14	$0.43	$(0.06)	$0.37	$(0.38)	$—	$(0.09)	$(0.47)	$9.04	4.31%		$13,352	1.37%		1.13	%(11)	4.88%		80%
C	9.14	0.36	(0.06)	0.30	(0.32)	—	(0.08)	(0.40)	9.04	3.49		4,659	2.07		1.88	(11)	4.06		80
I	9.14	0.44	(0.05)	0.39	(0.40)	—	(0.09)	(0.49)	9.04	4.46		12,530	1.10		0.87	(11)	4.91		80
R3	9.14	0.40	(0.06)	0.34	(0.36)	—	(0.08)	(0.44)	9.04	3.87		2,018	1.72		1.43	(11)	4.51		80
R4	9.14	0.43	(0.04)	0.37	(0.38)	—	(0.09)	(0.47)	9.04	4.19		2,028	1.42		1.13	(11)	4.81		80
R5	9.14	0.44	(0.05)	0.39	(0.40)	—	(0.09)	(0.49)	9.04	4.40		2,038	1.12		0.94	(11)	5.00		80
Y	9.15	0.45	(0.06)	0.39	(0.41)	—	(0.09)	(0.50)	9.04	4.55		35,383	1.02		0.84	(11)	5.06		80

The Hartford Checks and Balances Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$9.42	$0.07	$1.80	$1.87	$(0.14)	$(0.26)	$—	$(0.40)	$10.89	20.11	%(5)	$1,485,126	0.37	%(6)	0.37	%(6)	1.38	%(6)	7%
C	9.36	0.03	1.78	1.81	(0.10)	(0.26)	—	(0.36)	10.81	19.55	(5)	113,814	1.16	(6)	1.16	(6)	0.59	(6)	7
I	9.44	0.08	1.80	1.88	(0.15)	(0.26)	—	(0.41)	10.91	20.21	(5)	76,987	0.12	(6)	0.12	(6)	1.63	(6)	7
R3	9.38	0.05	1.78	1.83	(0.12)	(0.26)	—	(0.38)	10.83	19.76	(5)	13,306	0.75	(6)	0.75	(6)	1.03	(6)	7
R4	9.39	0.07	1.78	1.85	(0.13)	(0.26)	—	(0.39)	10.85	20.02	(5)	3,258	0.45	(6)	0.45	(6)	1.29	(6)	7
R5	9.28	0.08	1.76	1.84	(0.15)	(0.26)	—	(0.41)	10.71	20.12	(5)	507	0.15	(6)	0.15	(6)	1.59	(6)	7
F	9.43	0.09	1.80	1.89	(0.16)	(0.26)	—	(0.42)	10.90	20.28	(5)	2,533	0.04	(6)	0.04	(6)	1.71	(6)	7

For the Year Ended October 31, 2020
A	$9.64	$0.14	$0.32	$0.46	$(0.22)	$(0.46)	$—	$(0.68)	$9.42	4.98%		$1,258,232	0.39%		0.39%		1.53%		14%
C	9.57	0.07	0.33	0.40	(0.15)	(0.46)	—	(0.61)	9.36	4.27		127,228	1.17		1.17		0.77		14
I	9.66	0.16	0.32	0.48	(0.24)	(0.46)	—	(0.70)	9.44	5.25		64,175	0.13		0.13		1.76		14
R3	9.60	0.11	0.32	0.43	(0.19)	(0.46)	—	(0.65)	9.38	4.62		12,010	0.75		0.75		1.22		14
R4	9.61	0.15	0.31	0.46	(0.22)	(0.46)	—	(0.68)	9.39	4.94		3,093	0.43		0.43		1.65		14
R5	9.50	0.16	0.32	0.48	(0.24)	(0.46)	—	(0.70)	9.28	5.31		369	0.16		0.16		1.71		14
F	9.66	0.16	0.32	0.48	(0.25)	(0.46)	—	(0.71)	9.43	5.23		2,083	0.05		0.05		1.77		14

For the Year Ended October 31, 2019
A	$9.36	$0.15	$1.01	$1.16	$(0.32)	$(0.56)	$—	$(0.88)	$9.64	13.95%		$1,311,955	0.39%		0.39%		1.63%		28%
C	9.29	0.08	1.00	1.08	(0.24)	(0.56)	—	(0.80)	9.57	13.06		166,663	1.16		1.16		0.85		28
I	9.37	0.17	1.03	1.20	(0.35)	(0.56)	—	(0.91)	9.66	14.36		66,574	0.13		0.13		1.89		28
R3	9.32	0.12	1.01	1.13	(0.29)	(0.56)	—	(0.85)	9.60	13.57		15,733	0.75		0.74		1.27		28
R4	9.33	0.15	1.01	1.16	(0.32)	(0.56)	—	(0.88)	9.61	13.92		5,847	0.43		0.43		1.58		28
R5	9.37	0.12	1.04	1.16	(0.47)	(0.56)	—	(1.03)	9.50	13.91		336	0.16		0.16		1.29		28
F	9.37	0.20	1.01	1.21	(0.36)	(0.56)	—	(0.92)	9.66	14.47		6,470	0.04		0.04		2.07		28

For the Year Ended October 31, 2018
A	$10.45	$0.18	$0.05	$0.23	$(0.37)	$(0.95)	$—	$(1.32)	$9.36	2.17%		$1,246,869	0.38%		0.38%		1.87%		28%
C	10.38	0.11	0.05	0.16	(0.30)	(0.95)	—	(1.25)	9.29	1.39		195,591	1.15		1.15		1.12		28
I	10.47	0.20	0.05	0.25	(0.40)	(0.95)	—	(1.35)	9.37	2.33		62,762	0.13		0.13		2.10		28
R3	10.41	0.15	0.05	0.20	(0.34)	(0.95)	—	(1.29)	9.32	1.80		16,209	0.76		0.75		1.51		28
R4	10.42	0.17	0.06	0.23	(0.37)	(0.95)	—	(1.32)	9.33	2.10		5,162	0.47		0.47		1.77		28
R5	10.47	0.21	0.03	0.24	(0.39)	(0.95)	—	(1.34)	9.37	2.29		478	0.16		0.16		2.18		28
F	10.46	0.19	0.08	0.27	(0.41)	(0.95)	—	(1.36)	9.37	2.51		417	0.04		0.04		1.96		28

The accompanying notes are an integral part of these financial statements.

95

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Checks and Balances Fund – (continued)

For the Year Ended October 31, 2017
A	$9.85	$0.14	$1.28	$1.42	$(0.13)	$(0.69)	$—	$(0.82)	$10.45	15.27%		$1,326,959	0.38%		0.38%		1.44%		3%
C	9.78	0.07	1.27	1.34	(0.05)	(0.69)	—	(0.74)	10.38	14.46		303,378	1.13		1.13		0.70		3
I	9.86	0.16	1.29	1.45	(0.15)	(0.69)	—	(0.84)	10.47	15.63		58,494	0.16		0.16		1.63		3
R3	9.81	0.10	1.28	1.38	(0.09)	(0.69)	—	(0.78)	10.41	14.89		18,645	0.75		0.75		1.04		3
R4	9.82	0.13	1.28	1.41	(0.12)	(0.69)	—	(0.81)	10.42	15.24		5,372	0.45		0.45		1.35		3
R5	9.86	0.20	1.25	1.45	(0.15)	(0.69)	—	(0.84)	10.47	15.66		2,082	0.14		0.14		1.99		3
F(7)	9.86	0.11	0.60	0.71	(0.11)	—	—	(0.11)	10.46	7.27	(5)	1,441	0.04	(6)	0.04	(6)	1.57	(6)	3

For the Year Ended October 31, 2016
A	$10.81	$0.14	$0.11	$0.25	$(0.19)	$(1.02)	$—	$(1.21)	$9.85	2.78%		$1,386,748	0.41%		0.41%		1.46%		8%
B	10.76	0.07	0.09	0.16	(0.09)	(1.02)	—	(1.11)	9.81	1.93		32,027	1.21		1.21		0.72		8
C	10.75	0.07	0.09	0.16	(0.11)	(1.02)	—	(1.13)	9.78	1.94		321,436	1.16		1.16		0.71		8
I	10.83	0.17	0.09	0.26	(0.21)	(1.02)	—	(1.23)	9.86	2.97		39,557	0.19		0.19		1.69		8
R3	10.78	0.10	0.10	0.20	(0.15)	(1.02)	—	(1.17)	9.81	2.35		14,554	0.77		0.77		1.05		8
R4	10.79	0.13	0.10	0.23	(0.18)	(1.02)	—	(1.20)	9.82	2.64		4,457	0.47		0.47		1.38		8
R5	10.82	0.16	0.11	0.27	(0.21)	(1.02)	—	(1.23)	9.86	3.04		4,893	0.16		0.16		1.69		8

The Hartford Conservative Allocation Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$10.99	$0.09	$1.01	$1.10	$(0.17)	$—	$—	$(0.17)	$11.92	10.10	%(5)	$122,293	0.58	%(6)	0.58	%(6)	1.54	%(6)	8%
C	10.90	0.02	1.03	1.05	(0.09)	—	—	(0.09)	11.86	9.62	(5)	8,676	1.37	(6)	1.37	(6)	0.36	(6)	8
I	11.01	0.08	1.04	1.12	(0.20)	—	—	(0.20)	11.93	10.26	(5)	1,886	0.33	(6)	0.33	(6)	1.42	(6)	8
R3	11.00	0.04	1.05	1.09	(0.14)	—	—	(0.14)	11.95	9.99	(5)	2,530	0.94	(6)	0.94	(6)	0.77	(6)	8
R4	11.00	0.06	1.05	1.11	(0.18)	—	—	(0.18)	11.93	10.14	(5)	767	0.64	(6)	0.64	(6)	1.09	(6)	8
R5	11.04	0.08	1.06	1.14	(0.22)	—	—	(0.22)	11.96	10.35	(5)	1,538	0.34	(6)	0.34	(6)	1.40	(6)	8
F	11.03	0.10	1.03	1.13	(0.22)	—	—	(0.22)	11.94	10.27	(5)	167	0.23	(6)	0.23	(6)	1.70	(6)	8

For the Year Ended October 31, 2020
A	$10.83	$0.17	$0.26	$0.43	$(0.27)	$—	$—	$(0.27)	$10.99	4.04%		$110,425	0.59%		0.59%		1.55%		45%
C	10.71	0.09	0.26	0.35	(0.16)	—	—	(0.16)	10.90	3.25		11,131	1.38		1.38		0.83		45
I	10.85	0.18	0.28	0.46	(0.30)	—	—	(0.30)	11.01	4.28		1,862	0.36		0.36		1.66		45
R3	10.83	0.13	0.26	0.39	(0.22)	—	—	(0.22)	11.00	3.61		2,742	0.95		0.94		1.25		45
R4	10.84	0.19	0.23	0.42	(0.26)	—	—	(0.26)	11.00	3.95		1,108	0.65		0.64		1.75		45
R5	10.88	0.21	0.25	0.46	(0.30)	—	—	(0.30)	11.04	4.27		1,477	0.35		0.34		1.91		45
F	10.86	0.20	0.28	0.48	(0.31)	—	—	(0.31)	11.03	4.47		12	0.23		0.23		1.89		45

For the Year Ended October 31, 2019
A	$10.23	$0.31	$0.60	$0.91	$(0.31)	$—	$—	$(0.31)	$10.83	9.28%		$105,569	0.60%		0.59%		3.02%		38%
C	10.05	0.22	0.62	0.84	(0.18)	—	—	(0.18)	10.71	8.41		14,947	1.36		1.36		2.15		38
I	10.25	0.38	0.55	0.93	(0.33)	—	—	(0.33)	10.85	9.49		1,253	0.34		0.34		3.63		38
R3	10.21	0.29	0.59	0.88	(0.26)	—	—	(0.26)	10.83	8.89		3,481	0.95		0.93		2.81		38
R4	10.24	0.32	0.59	0.91	(0.31)	—	—	(0.31)	10.84	9.22		2,094	0.65		0.63		3.06		38
R5	10.28	0.34	0.60	0.94	(0.34)	—	—	(0.34)	10.88	9.56		2,013	0.35		0.33		3.28		38
F	10.26	0.31	0.64	0.95	(0.35)	—	—	(0.35)	10.86	9.62		12	0.24		0.24		2.98		38

For the Year Ended October 31, 2018
A	$10.60	$0.31	$(0.37)	$(0.06)	$(0.31)	$—	$—	$(0.31)	$10.23	(0.59)%		$84,379	0.61%		0.60%		2.91%		32%
C	10.41	0.21	(0.35)	(0.14)	(0.22)	—	—	(0.22)	10.05	(1.38)		17,552	1.37		1.36		2.04		32
I	10.63	0.35	(0.38)	(0.03)	(0.35)	—	—	(0.35)	10.25	(0.39)		1,217	0.38		0.36		3.38		32
R3	10.57	0.29	(0.37)	(0.08)	(0.28)	—	—	(0.28)	10.21	(0.80)		4,327	0.96		0.86		2.80		32
R4	10.61	0.31	(0.36)	(0.05)	(0.32)	—	—	(0.32)	10.24	(0.51)		2,461	0.66		0.56		3.00		32
R5	10.66	0.33	(0.36)	(0.03)	(0.35)	—	—	(0.35)	10.28	(0.32)		1,845	0.36		0.26		3.13		32
F	10.63	0.34	(0.36)	(0.02)	(0.35)	—	—	(0.35)	10.26	(0.23)		11	0.24		0.24		3.19		32

The accompanying notes are an integral part of these financial statements.

96

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Conservative Allocation Fund – (continued)

For the Year Ended October 31, 2017
A	$9.81	$0.13	$0.79	$0.92	$(0.13)	$—	$—	$(0.13)	$10.60	9.51%		$86,987	0.58%		0.55%		1.24%		17	%(20)
C	9.62	0.05	0.79	0.84	(0.05)	—	—	(0.05)	10.41	8.80		26,424	1.33		1.30		0.49		17	(20)
I	9.83	0.15	0.81	0.96	(0.16)	—	—	(0.16)	10.63	9.92		1,835	0.29		0.27		1.47		17	(20)
R3	9.79	0.10	0.79	0.89	(0.11)	—	—	(0.11)	10.57	9.21		7,135	0.94		0.80		1.02		17	(20)
R4	9.82	0.13	0.80	0.93	(0.14)	—	—	(0.14)	10.61	9.57		2,693	0.64		0.50		1.25		17	(20)
R5	9.86	0.16	0.81	0.97	(0.17)	—	—	(0.17)	10.66	9.99		2,251	0.34		0.20		1.58		17	(20)
F(7)	10.03	0.08	0.52	0.60	—	—	—	—	10.63	5.98	(5)	11	0.23	(6)	0.20	(6)	1.22	(6)	17	(20)

For the Year Ended October 31, 2016
A	$9.85	$0.09	$0.02	$0.11	$(0.03)	$(0.12)	$—	$(0.15)	$9.81	1.26%		$95,802	0.60%		0.54%		0.90%		80%
B	9.73	0.02	0.02	0.04	(0.02)	(0.12)	—	(0.14)	9.63	0.44		1,416	1.49		1.29		0.16		80
C	9.73	0.01	0.01	0.02	(0.01)	(0.12)	—	(0.13)	9.62	0.34		31,115	1.34		1.29		0.15		80
I	9.86	0.11	0.02	0.13	(0.04)	(0.12)	—	(0.16)	9.83	1.45		1,087	0.32		0.27		1.18		80
R3	9.85	0.06	0.03	0.09	(0.03)	(0.12)	—	(0.15)	9.79	0.99		8,561	0.94		0.79		0.64		80
R4	9.86	0.09	0.03	0.12	(0.04)	(0.12)	—	(0.16)	9.82	1.28		2,340	0.64		0.49		0.94		80
R5	9.88	0.12	0.02	0.14	(0.04)	(0.12)	—	(0.16)	9.86	1.56		2,231	0.34		0.19		1.25		80

The Hartford Global Real Asset Fund (consolidated)

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$7.76	$0.06	$2.06	$2.12	$(0.24)	$—	$—	$(0.24)	$9.64	27.63	%(5)	$15,230	1.53	%(6)	1.25	%(6)	1.29	%(6)	115	%(12)
C	7.60	0.02	2.02	2.04	(0.17)	—	—	(0.17)	9.47	27.09	(5)	610	2.33	(6)	2.00	(6)	0.45	(6)	115	(12)
I	7.76	0.07	2.06	2.13	(0.26)	—	—	(0.26)	9.63	27.82	(5)	14,932	1.18	(6)	0.98	(6)	1.52	(6)	115	(12)
R3	7.80	0.05	2.06	2.11	(0.21)	—	—	(0.21)	9.70	27.42	(5)	109	1.78	(6)	1.50	(6)	1.03	(6)	115	(12)
R4	7.79	0.06	2.07	2.13	(0.24)	—	—	(0.24)	9.68	27.71	(5)	30	1.49	(6)	1.20	(6)	1.37	(6)	115	(12)
R5	7.71	0.07	2.04	2.11	(0.26)	—	—	(0.26)	9.56	27.80	(5)	198	1.19	(6)	0.95	(6)	1.62	(6)	115	(12)
Y	7.76	0.07	2.06	2.13	(0.27)	—	—	(0.27)	9.62	27.82	(5)	57,819	1.17	(6)	0.90	(6)	1.64	(6)	115	(12)
F	7.76	0.07	2.05	2.12	(0.27)	—	—	(0.27)	9.61	27.69	(5)	83,615	1.08	(6)	0.90	(6)	1.62	(6)	115	(12)

For the Year Ended October 31, 2020
A	$8.84	$0.13	$(0.97)	$(0.84)	$(0.24)	$—	$—	$(0.24)	$7.76	(9.85)%		$11,732	1.54%		1.25%		1.58%		316	%(12)
C	8.64	0.07	(0.95)	(0.88)	(0.16)	—	—	(0.16)	7.60	(10.44)		1,732	2.32		2.00		0.84		316	(12)
I	8.83	0.16	(0.96)	(0.80)	(0.27)	—	—	(0.27)	7.76	(9.50)		13,318	1.15		0.98		1.92		316	(12)
R3	8.88	0.11	(0.97)	(0.86)	(0.22)	—	—	(0.22)	7.80	(10.03)		82	1.79		1.50		1.31		316	(12)
R4	8.86	0.14	(0.98)	(0.84)	(0.23)	—	—	(0.23)	7.79	(9.82)		22	1.48		1.20		1.70		316	(12)
R5	8.78	0.14	(0.95)	(0.81)	(0.26)	—	—	(0.26)	7.71	(9.59)		115	1.19		0.95		1.85		316	(12)
Y	8.84	0.16	(0.96)	(0.80)	(0.28)	—	—	(0.28)	7.76	(9.48)		46,915	1.14		0.90		1.95		316	(12)
F	8.83	0.16	(0.95)	(0.79)	(0.28)	—	—	(0.28)	7.76	(9.43)		72,321	1.07		0.90		1.99		316	(12)

For the Year Ended October 31, 2019
A	$9.00	$0.20	$(0.19)	$0.01	$(0.17)	$—	$—	$(0.17)	$8.84	0.27%		$14,360	1.51%		1.25%		2.32%		201%
C	8.78	0.13	(0.18)	(0.05)	(0.09)	—	—	(0.09)	8.64	(0.49)		3,038	2.29		2.00		1.53		201
I	9.00	0.23	(0.20)	0.03	(0.20)	—	—	(0.20)	8.83	0.47		38,226	1.16		0.99		2.63		201
R3	9.04	0.18	(0.19)	(0.01)	(0.15)	—	—	(0.15)	8.88	0.02		70	1.80		1.50		2.01		201
R4	9.02	0.20	(0.19)	0.01	(0.17)	—	—	(0.17)	8.86	0.27		59	1.49		1.20		2.29		201
R5	9.01	0.23	(0.20)	0.03	(0.26)	—	—	(0.26)	8.78	0.54		39	1.19		0.95		2.59		201
Y	9.00	0.24	(0.19)	0.05	(0.21)	—	—	(0.21)	8.84	0.67		96,453	1.14		0.90		2.68		201
F	9.00	0.24	(0.20)	0.04	(0.21)	—	—	(0.21)	8.83	0.55		110,993	1.08		0.90		2.67		201

The accompanying notes are an integral part of these financial statements.

97

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Global Real Asset Fund (consolidated) – (continued)

For the Year Ended October 31, 2018
A	$9.38	$0.14	$(0.22)	$(0.08)	$(0.30)	$—	$—	$(0.30)	$9.00	(0.97)%		$17,794	1.55%		1.25%		1.48%		111%
C	9.15	0.07	(0.23)	(0.16)	(0.21)	—	—	(0.21)	8.78	(1.71)		4,622	2.31		2.00		0.73		111
I	9.38	0.17	(0.22)	(0.05)	(0.33)	—	—	(0.33)	9.00	(0.68)		35,607	1.17		0.95		1.77		111
R3	9.40	0.12	(0.23)	(0.11)	(0.25)	—	—	(0.25)	9.04	(1.26)		103	1.83		1.50		1.23		111
R4	9.39	0.15	(0.21)	(0.06)	(0.31)	—	—	(0.31)	9.02	(0.82)		207	1.53		1.20		1.59		111
R5	9.39	0.17	(0.22)	(0.05)	(0.33)	—	—	(0.33)	9.01	(0.68)		10	1.22		0.95		1.82		111
Y	9.39	0.17	(0.22)	(0.05)	(0.34)	—	—	(0.34)	9.00	(0.67)		128,897	1.16		0.90		1.83		111
F	9.38	0.17	(0.22)	(0.05)	(0.33)	—	—	(0.33)	9.00	(0.64)		111,062	1.11		0.90		1.82		111

For the Year Ended October 31, 2017
A	$8.67	$0.11	$0.64	$0.75	$(0.04)	$—	$—	$(0.04)	$9.38	8.65%		$16,990	1.55%		1.25%		1.20%		103%
C	8.48	0.04	0.63	0.67	—	—	—	—	9.15	7.90		7,138	2.25		2.00		0.44		103
I	8.67	0.13	0.64	0.77	(0.06)	—	—	(0.06)	9.38	8.93		29,092	1.16		0.99		1.46		103
R3	8.69	0.08	0.65	0.73	(0.02)	—	—	(0.02)	9.40	8.43		151	1.92		1.50		0.94		103
R4	8.67	0.11	0.64	0.75	(0.03)	—	—	(0.03)	9.39	8.71		433	1.49		1.20		1.24		103
R5	8.68	0.14	0.64	0.78	(0.07)	—	—	(0.07)	9.39	9.00		67	1.17		0.95		1.53		103
Y	8.68	0.13	0.65	0.78	(0.07)	—	—	(0.07)	9.39	9.01		123,742	1.09		0.90		1.46		103
F(7)	8.93	0.11	0.34	0.45	—	—	—	—	9.38	5.04	(5)	112,016	1.08	(6)	0.90	(6)	1.79	(6)	103

For the Year Ended October 31, 2016
A	$8.15	$0.09	$0.49	$0.58	$(0.06)	$—	$—	$(0.06)	$8.67	7.27%		$20,262	1.61%		1.26	%(13)	1.09%		115%
C	7.97	0.03	0.48	0.51	—	—	—	—	8.48	6.40		8,702	2.30		2.01	(13)	0.33		115
I	8.16	0.11	0.49	0.60	(0.09)	—	—	(0.09)	8.67	7.51		24,931	1.18		0.99	(13)	1.35		115
R3	8.17	0.07	0.49	0.56	(0.04)	—	—	(0.04)	8.69	6.86		126	1.95		1.49	(13)	0.81		115
R4	8.17	0.08	0.50	0.58	(0.08)	—	—	(0.08)	8.67	7.17		511	1.50		1.21	(13)	1.05		115
R5	8.17	0.10	0.50	0.60	(0.09)	—	—	(0.09)	8.68	7.56		49	1.24		0.96	(13)	1.27		115
Y	8.17	0.11	0.50	0.61	(0.10)	—	—	(0.10)	8.68	7.64		210,071	1.10		0.91	(13)	1.42		115

The Hartford Growth Allocation Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$12.75	$0.08	$2.87	$2.95	$(0.19)	$(0.37)	$—	$(0.56)	$15.14	23.59	%(5)	$591,163	0.53	%(6)	0.53	%(6)	1.10	%(6)	10%
C	12.64	0.02	2.86	2.88	(0.08)	(0.37)	—	(0.45)	15.07	23.07	(5)	31,684	1.33	(6)	1.33	(6)	0.33	(6)	10
I	12.69	0.09	2.86	2.95	(0.23)	(0.37)	—	(0.60)	15.04	23.72	(5)	10,723	0.29	(6)	0.29	(6)	1.33	(6)	10
R3	12.44	0.05	2.80	2.85	(0.15)	(0.37)	—	(0.52)	14.77	23.34	(5)	6,439	0.86	(6)	0.86	(6)	0.79	(6)	10
R4	12.69	0.07	2.87	2.94	(0.18)	(0.37)	—	(0.55)	15.08	23.58	(5)	2,979	0.56	(6)	0.56	(6)	1.06	(6)	10
R5	12.78	0.10	2.88	2.98	(0.23)	(0.37)	—	(0.60)	15.16	23.76	(5)	4,714	0.26	(6)	0.26	(6)	1.37	(6)	10
F	12.70	0.10	2.86	2.96	(0.24)	(0.37)	—	(0.61)	15.05	23.80	(5)	755	0.15	(6)	0.15	(6)	1.38	(6)	10

For the Year Ended October 31, 2020
A	$12.81	$0.15	$0.35	$0.50	$(0.19)	$(0.37)	$—	$(0.56)	$12.75	3.90%		$491,747	0.56%		0.56%		1.21%		19%
C	12.69	0.06	0.34	0.40	(0.08)	(0.37)	—	(0.45)	12.64	3.10		37,446	1.35		1.35		0.47		19
I	12.75	0.19	0.35	0.54	(0.23)	(0.37)	—	(0.60)	12.69	4.23		9,024	0.25		0.25		1.56		19
R3	12.48	0.12	0.34	0.46	(0.13)	(0.37)	—	(0.50)	12.44	3.64		5,649	0.87		0.87		0.96		19
R4	12.74	0.20	0.30	0.50	(0.18)	(0.37)	—	(0.55)	12.69	3.92		2,563	0.55		0.55		1.62		19
R5	12.83	0.19	0.36	0.55	(0.23)	(0.37)	—	(0.60)	12.78	4.26		5,067	0.27		0.27		1.51		19
F	12.76	0.19	0.36	0.55	(0.24)	(0.37)	—	(0.61)	12.70	4.31		334	0.16		0.16		1.53		19

The accompanying notes are an integral part of these financial statements.

98

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Growth Allocation Fund – (continued)

For the Year Ended October 31, 2019
A	$12.07	$0.23	$0.94	$1.17	$(0.29)	$(0.14)	$—	$(0.43)	$12.81	10.25%		$522,271	0.55%		0.54%		1.90%		25%
C	11.83	0.15	0.92	1.07	(0.07)	(0.14)	—	(0.21)	12.69	9.33		50,463	1.33		1.32		1.22		25
I	12.02	0.26	0.93	1.19	(0.32)	(0.14)	—	(0.46)	12.75	10.54		11,245	0.24		0.24		2.16		25
R3	11.77	0.21	0.88	1.09	(0.24)	(0.14)	—	(0.38)	12.48	9.81		6,921	0.86		0.86		1.74		25
R4	12.00	0.24	0.91	1.15	(0.27)	(0.14)	—	(0.41)	12.74	10.15		5,657	0.57		0.57		2.01		25
R5	12.10	0.27	0.92	1.19	(0.32)	(0.14)	—	(0.46)	12.83	10.44		5,692	0.25		0.25		2.22		25
F	12.03	0.22	0.98	1.20	(0.33)	(0.14)	—	(0.47)	12.76	10.65		252	0.15		0.15		1.77		25

For the Year Ended October 31, 2018
A	$12.32	$0.22	$(0.18)	$0.04	$(0.29)	$—	$—	$(0.29)	$12.07	0.28%		$504,720	0.54%		0.54%		1.78%		32%
C	12.07	0.13	(0.17)	(0.04)	(0.20)	—	—	(0.20)	11.83	(0.41)		64,208	1.30		1.29		1.09		32
I	12.27	0.26	(0.18)	0.08	(0.33)	—	—	(0.33)	12.02	0.60		11,033	0.24		0.24		2.05		32
R3	12.02	0.18	(0.18)	—	(0.25)	—	—	(0.25)	11.77	(0.06)		10,776	0.86		0.86		1.43		32
R4	12.25	0.23	(0.19)	0.04	(0.29)	—	—	(0.29)	12.00	0.24		8,129	0.56		0.56		1.86		32
R5	12.35	0.24	(0.16)	0.08	(0.33)	—	—	(0.33)	12.10	0.55		5,706	0.26		0.26		1.93		32
F	12.28	0.27	(0.18)	0.09	(0.34)	—	—	(0.34)	12.03	0.66		11	0.15		0.15		2.12		32

For the Year Ended October 31, 2017
A	$10.35	$0.07	$1.95	$2.02	$(0.05)	$—	$—	$(0.05)	$12.32	19.54%		$503,042	0.53%		0.52%		0.63%		11	%(14)
C	10.17	(0.01)	1.91	1.90	—	—	—	—	12.07	18.68		140,855	1.27		1.27		(0.10)		11	(14)
I	10.31	0.10	1.94	2.04	(0.08)	—	—	(0.08)	12.27	19.91		10,468	0.22		0.22		0.87		11	(14)
R3	10.09	0.03	1.91	1.94	(0.01)	—	—	(0.01)	12.02	19.26		11,840	0.86		0.86		0.29		11	(14)
R4	10.29	0.07	1.94	2.01	(0.05)	—	—	(0.05)	12.25	19.56		10,699	0.55		0.55		0.64		11	(14)
R5	10.37	0.10	1.96	2.06	(0.08)	—	—	(0.08)	12.35	19.98		5,709	0.25		0.25		0.86		11	(14)
F(7)	11.07	0.04	1.17	1.21	—	—	—	—	12.28	10.93	(5)	11	0.15	(6)	0.15	(6)	0.47	(6)	11	(14)

For the Year Ended October 31, 2016
A	$11.25	$0.04	$(0.21)	$(0.17)	$(0.16)	$(0.57)	$—	$(0.73)	$10.35	(1.38)%		$507,111	0.57%		0.57%		0.37%		98%
B	11.10	(0.04)	(0.22)	(0.26)	(0.02)	(0.57)	—	(0.59)	10.25	(2.31)		7,399	1.51		1.47		(0.41)		98
C	11.06	(0.04)	(0.20)	(0.24)	(0.08)	(0.57)	—	(0.65)	10.17	(2.12)		154,929	1.30		1.30		(0.36)		98
I	11.21	0.06	(0.19)	(0.13)	(0.20)	(0.57)	—	(0.77)	10.31	(1.02)		7,490	0.26		0.26		0.63		98
R3	10.98	—	(0.20)	(0.20)	(0.12)	(0.57)	—	(0.69)	10.09	(1.68)		12,110	0.88		0.88		0.05		98
R4	11.19	0.04	(0.21)	(0.17)	(0.16)	(0.57)	—	(0.73)	10.29	(1.40)		11,769	0.58		0.58		0.36		98
R5	11.27	0.07	(0.21)	(0.14)	(0.19)	(0.57)	—	(0.76)	10.37	(1.06)		5,037	0.28		0.28		0.67		98

Hartford Moderate Allocation Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$11.91	$0.07	$1.97	$2.04	$(0.19)	$(0.29)	$—	$(0.48)	$13.47	17.32	%(5)	$365,476	0.53	%(6)	0.52	%(6)	1.16	%(6)	10%
C	11.77	0.02	1.94	1.96	(0.08)	(0.29)	—	(0.37)	13.36	16.81	(5)	19,757	1.32	(6)	1.32	(6)	0.39	(6)	10
I	11.97	0.09	1.97	2.06	(0.22)	(0.29)	—	(0.51)	13.52	17.45	(5)	10,088	0.28	(6)	0.28	(6)	1.41	(6)	10
R3	11.72	0.05	1.93	1.98	(0.14)	(0.29)	—	(0.43)	13.27	17.09	(5)	15,425	0.87	(6)	0.87	(6)	0.77	(6)	10
R4	11.94	0.07	1.96	2.03	(0.18)	(0.29)	—	(0.47)	13.50	17.24	(5)	3,276	0.58	(6)	0.58	(6)	1.11	(6)	10
R5	11.98	0.09	1.98	2.07	(0.22)	(0.29)	—	(0.51)	13.54	17.50	(5)	6,705	0.27	(6)	0.27	(6)	1.38	(6)	10
F	11.98	0.10	1.97	2.07	(0.23)	(0.29)	—	(0.52)	13.53	17.53	(5)	533	0.17	(6)	0.17	(6)	1.49	(6)	10

For the Year Ended October 31, 2020
A	$11.87	$0.16	$0.30	$0.46	$(0.24)	$(0.18)	$—	$(0.42)	$11.91	3.87%		$314,358	0.54%		0.54%		1.41%		27%
C	11.72	0.08	0.28	0.36	(0.13)	(0.18)	—	(0.31)	11.77	3.08		26,485	1.33		1.33		0.69		27
I	11.93	0.20	0.29	0.49	(0.27)	(0.18)	—	(0.45)	11.97	4.15		9,115	0.25		0.25		1.70		27
R3	11.67	0.12	0.30	0.42	(0.19)	(0.18)	—	(0.37)	11.72	3.58		13,491	0.87		0.87		1.08		27
R4	11.86	0.16	0.30	0.46	(0.20)	(0.18)	—	(0.38)	11.94	3.90		3,503	0.53		0.53		1.38		27
R5	11.94	0.20	0.29	0.49	(0.27)	(0.18)	—	(0.45)	11.98	4.14		5,520	0.28		0.28		1.74		27
F	11.93	0.20	0.31	0.51	(0.28)	(0.18)	—	(0.46)	11.98	4.32		347	0.17		0.17		1.75		27

The accompanying notes are an integral part of these financial statements.

99

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

Hartford Moderate Allocation Fund – (continued)

For the Year Ended October 31, 2019
A	$11.80	$0.28	$0.74	$1.02	$(0.31)	$(0.64)	$—	$(0.95)	$11.87	9.72%		$328,639	0.54%		0.53%		2.46%		25%
C	11.54	0.20	0.74	0.94	(0.12)	(0.64)	—	(0.76)	11.72	8.96		35,454	1.31		1.30		1.79		25
I	11.85	0.33	0.73	1.06	(0.34)	(0.64)	—	(0.98)	11.93	10.08		9,817	0.25		0.25		2.85		25
R3	11.60	0.25	0.72	0.97	(0.26)	(0.64)	—	(0.90)	11.67	9.38		14,880	0.87		0.87		2.19		25
R4	11.79	0.31	0.70	1.01	(0.30)	(0.64)	—	(0.94)	11.86	9.65		3,325	0.58		0.58		2.73		25
R5	11.85	0.30	0.76	1.06	(0.33)	(0.64)	—	(0.97)	11.94	10.11		5,788	0.26		0.26		2.63		25
F	11.86	0.21	0.85	1.06	(0.35)	(0.64)	—	(0.99)	11.93	10.08		252	0.17		0.17		1.81		25

For the Year Ended October 31, 2018
A	$12.42	$0.30	$(0.32)	$(0.02)	$(0.33)	$(0.27)	$—	$(0.60)	$11.80	(0.29)%		$329,641	0.53%		0.52%		2.44%		32%
C	12.16	0.21	(0.33)	(0.12)	(0.23)	(0.27)	—	(0.50)	11.54	(1.08)		46,067	1.28		1.28		1.74		32
I	12.48	0.31	(0.31)	—	(0.36)	(0.27)	—	(0.63)	11.85	(0.08)		11,014	0.25		0.25		2.51		32
R3	12.23	0.26	(0.33)	(0.07)	(0.29)	(0.27)	—	(0.56)	11.60	(0.72)		17,865	0.87		0.87		2.15		32
R4	12.41	0.30	(0.33)	(0.03)	(0.32)	(0.27)	—	(0.59)	11.79	(0.33)		7,104	0.58		0.58		2.41		32
R5	12.48	0.33	(0.33)	—	(0.36)	(0.27)	—	(0.63)	11.85	(0.12)		6,283	0.27		0.27		2.65		32
F	12.48	0.34	(0.32)	0.02	(0.37)	(0.27)	—	(0.64)	11.86	0.07		11	0.16		0.16		2.74		32

For the Year Ended October 31, 2017
A	$10.90	$0.10	$1.52	$1.62	$(0.10)	$—	$—	$(0.10)	$12.42	15.02%		$333,803	0.52%		0.51%		0.89%		14	%(15)
C	10.66	0.02	1.50	1.52	(0.02)	—	—	(0.02)	12.16	14.25		96,532	1.26		1.25		0.17		14	(15)
I	10.95	0.13	1.54	1.67	(0.14)	—	—	(0.14)	12.48	15.40		9,319	0.23		0.23		1.13		14	(15)
R3	10.73	0.06	1.51	1.57	(0.07)	—	—	(0.07)	12.23	14.70		22,023	0.87		0.87		0.53		14	(15)
R4	10.89	0.09	1.53	1.62	(0.10)	—	—	(0.10)	12.41	15.00		7,528	0.57		0.57		0.82		14	(15)
R5	10.95	0.13	1.54	1.67	(0.14)	—	—	(0.14)	12.48	15.38		6,508	0.26		0.26		1.13		14	(15)
F(7)	11.48	0.06	0.94	1.00	—	—	—	—	12.48	8.71	(5)	11	0.16	(6)	0.16	(6)	0.69	(6)	14	(15)

For the Year Ended October 31, 2016
A	$11.69	$0.06	$(0.07)	$(0.01)	$(0.05)	$(0.73)	$—	$(0.78)	$10.90	0.14%		$354,058	0.55%		0.55%		0.57%		81%
B	11.53	(0.03)	(0.08)	(0.11)	(0.03)	(0.73)	—	(0.76)	10.66	(0.83)		4,395	1.47		1.46		(0.26)		81
C	11.52	(0.02)	(0.08)	(0.10)	(0.03)	(0.73)	—	(0.76)	10.66	(0.70)		110,316	1.28		1.28		(0.16)		81
I	11.72	0.10	(0.08)	0.02	(0.06)	(0.73)	—	(0.79)	10.95	0.41		8,123	0.25		0.25		0.90		81
R3	11.55	0.02	(0.07)	(0.05)	(0.04)	(0.73)	—	(0.77)	10.73	(0.22)		22,354	0.88		0.88		0.21		81
R4	11.69	0.06	(0.08)	(0.02)	(0.05)	(0.73)	—	(0.78)	10.89	0.03		7,884	0.58		0.58		0.52		81
R5	11.72	0.09	(0.07)	0.02	(0.06)	(0.73)	—	(0.79)	10.95	0.38		6,584	0.28		0.28		0.81		81

Hartford Multi-Asset Income Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$19.61	$0.26	$1.96	$2.22	$(0.24)	$—	$—	$(0.24)	$21.59	11.36	%(5)	$632,480	1.01	%(6)	1.01	%(6)	2.47	%(6)	38	%(16)
C	19.65	0.18	1.97	2.15	(0.15)	—	—	(0.15)	21.65	10.97	(5)	68,793	1.74	(6)	1.74	(6)	1.71	(6)	38	(16)
I	19.58	0.29	1.97	2.26	(0.28)	—	—	(0.28)	21.56	11.57	(5)	108,068	0.70	(6)	0.70	(6)	2.79	(6)	38	(16)
R3	19.89	0.23	2.00	2.23	(0.21)	—	—	(0.21)	21.91	11.24	(5)	998	1.34	(6)	1.23	(6)	2.22	(6)	38	(16)
R4	19.95	0.26	2.00	2.26	(0.24)	—	—	(0.24)	21.97	11.35	(5)	721	1.02	(6)	1.02	(6)	2.47	(6)	38	(16)
R5	19.94	0.29	2.00	2.29	(0.27)	—	—	(0.27)	21.96	11.53	(5)	144	0.74	(6)	0.74	(6)	2.73	(6)	38	(16)
R6	19.95	0.30	2.00	2.30	(0.29)	—	—	(0.29)	21.96	11.55	(5)	331	0.63	(6)	0.63	(6)	2.85	(6)	38	(16)
Y	19.96	0.29	2.00	2.29	(0.27)	—	—	(0.27)	21.98	11.53	(5)	7,498	0.73	(6)	0.72	(6)	2.73	(6)	38	(16)
F	19.57	0.30	1.96	2.26	(0.29)	—	—	(0.29)	21.54	11.57	(5)	86,172	0.62	(6)	0.62	(6)	2.85	(6)	38	(16)

For the Year Ended October 31, 2020
A	$23.33	$0.67	$(0.66)	$0.01	$(0.74)	$(2.99)	$—	$(3.73)	$19.61	(0.04)%		$589,745	1.03%		1.03%		3.35%		86	%(16)
C	23.36	0.53	(0.67)	(0.14)	(0.58)	(2.99)	—	(3.57)	19.65	(0.83)		77,719	1.75		1.75		2.63		86	(16)
I	23.32	0.74	(0.67)	0.07	(0.82)	(2.99)	—	(3.81)	19.58	0.19		98,762	0.70		0.70		3.67		86	(16)
R3	23.61	4.32	(4.37)	(0.05)	(0.68)	(2.99)	—	(3.67)	19.89	(0.36)		1,203	1.35		1.27		3.13		86	(16)
R4	23.67	0.38	(0.38)	0.00 (9)	(0.73)	(2.99)	—	(3.72)	19.95	(0.13)		527	1.05		1.05		3.37		86	(16)
R5	23.67	0.26	(0.20)	0.06	(0.80)	(2.99)	—	(3.79)	19.94	0.18		141	0.75		0.75		3.66		86	(16)
R6	23.68	0.59	(0.50)	0.09	(0.83)	(2.99)	—	(3.82)	19.95	0.33		306	0.64		0.64		3.70		86	(16)
Y	23.69	0.75	(0.67)	0.08	(0.82)	(2.99)	—	(3.81)	19.96	0.23		10,812	0.74		0.70		3.66		86	(16)
F	23.31	0.75	(0.67)	0.08	(0.83)	(2.99)	—	(3.82)	19.57	0.26		83,111	0.64		0.64		3.74		86	(16)

The accompanying notes are an integral part of these financial statements.

100

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover

Hartford Multi-Asset Income Fund – (continued)

For the Year Ended October 31, 2019
A	$23.62	$0.65	$1.23		$1.88	$(0.77)	$(1.40)	$—	$(2.17)	$23.33	8.81%		$666,684	1.02%	1.01%		2.85%	83%
C	23.61	0.48	1.24		1.72	(0.57)	(1.40)	—	(1.97)	23.36	8.08		106,874	1.73	1.73		2.11	83
I	23.61	0.75	1.21		1.96	(0.85)	(1.40)	—	(2.25)	23.32	9.21		104,284	0.69	0.69		3.27	83
R3	23.86	0.59	1.25		1.84	(0.69)	(1.40)	—	(2.09)	23.61	8.56		1,843	1.35	1.29		2.56	83
R4	23.91	0.59	1.32		1.91	(0.75)	(1.40)	—	(2.15)	23.67	8.84		1,301	1.04	1.04		2.55	83
R5	23.94	0.80	1.17		1.97	(0.84)	(1.40)	—	(2.24)	23.67	9.13		349	0.74	0.74		3.42	83
R6	23.95	0.70	1.30		2.00	(0.87)	(1.40)	—	(2.27)	23.68	9.24		131	0.63	0.63		3.02	83
Y	23.95	0.74	1.25		1.99	(0.85)	(1.40)	—	(2.25)	23.69	9.21		13,185	0.70	0.68		3.19	83
F	23.61	0.74	1.22		1.96	(0.86)	(1.40)	—	(2.26)	23.31	9.29		97,529	0.62	0.62		3.23	83

For the Year Ended October 31, 2018
A	$23.53	$0.36	$0.05		$0.41	$(0.32)	$—	$—	$(0.32)	$23.62	1.76%		$650,813	1.05%	1.04%		1.48%	65%
C	23.53	0.19	0.04		0.23	(0.15)	—	—	(0.15)	23.61	0.99		109,060	1.77	1.76		0.77	65
I	23.53	0.43	0.05		0.48	(0.40)	—	—	(0.40)	23.61	2.05		56,280	0.73	0.73		1.79	65
R3	23.77	0.29	0.05		0.34	(0.25)	—	—	(0.25)	23.86	1.45		1,794	1.38	1.33		1.19	65
R4	23.82	0.36	0.05		0.41	(0.32)	—	—	(0.32)	23.91	1.73		2,669	1.07	1.06		1.44	65
R5	23.85	0.43	0.05		0.48	(0.39)	—	—	(0.39)	23.94	2.03		134	0.78	0.76		1.75	65
R6(17)	24.62	0.27	(0.62	)(18)	(0.35)	(0.32)	—	—	(0.32)	23.95	(1.40	)(5)	1,586	0.63 (6)	0.63	(6)	1.65 (6)	65
Y	23.86	0.45	0.05		0.50	(0.41)	—	—	(0.41)	23.95	2.10		15,367	0.70	0.70		1.82	65
F	23.52	0.45	0.06		0.51	(0.42)	—	—	(0.42)	23.61	2.12		97,776	0.65	0.65		1.87	65

For the Year Ended October 31, 2017
A	$20.76	$0.31	$2.74		$3.05	$(0.28)	$—	$—	$(0.28)	$23.53	14.76%		$628,048	1.11%	1.10%		1.37%	34%
C	20.76	0.15	2.74		2.89	(0.12)	—	—	(0.12)	23.53	13.95		168,686	1.82	1.81		0.67	34
I	20.76	0.36	2.74		3.10	(0.33)	—	—	(0.33)	23.53	15.02		52,216	0.88	0.88		1.61	34
R3	20.97	0.25	2.76		3.01	(0.21)	—	—	(0.21)	23.77	14.40		2,412	1.45	1.40		1.11	34
R4	21.02	0.30	2.78		3.08	(0.28)	—	—	(0.28)	23.82	14.75		1,464	1.15	1.10		1.32	34
R5	21.04	0.38	2.77		3.15	(0.34)	—	—	(0.34)	23.85	15.09		139	0.87	0.80		1.71	34
Y	21.05	0.38	2.79		3.17	(0.36)	—	—	(0.36)	23.86	15.16		12,753	0.75	0.75		1.68	34
F(7)	22.21	0.20	1.39		1.59	(0.28)	—	—	(0.28)	23.52	7.23	(5)	69,874	0.72 (6)	0.72	(6)	1.25 (6)	34

For the Year Ended October 31, 2016
A	$20.87	$0.30	$(0.01	)(18)	$0.29	$(0.40)	$—	$—	$(0.40)	$20.76	1.43%		$601,415	1.15%	1.15	%(19)	1.43%	26%
B	20.78	0.12	(0.02	)(18)	0.10	(0.20)	—	—	(0.20)	20.68	0.50		2,228	2.39	2.05	(19)	0.59	26
C	20.87	0.15	0.00	(9)	0.15	(0.26)	—	—	(0.26)	20.76	0.74		161,160	1.85	1.85	(19)	0.73	26
I	20.86	0.33	0.04		0.37	(0.47)	—	—	(0.47)	20.76	1.80		31,260	0.85	0.85	(19)	1.59	26
R3	21.09	0.24	0.01		0.25	(0.37)	—	—	(0.37)	20.97	1.18		3,174	1.47	1.41	(19)	1.13	26
R4	21.13	0.31	0.00	(9)	0.31	(0.42)	—	—	(0.42)	21.02	1.47		683	1.18	1.11	(19)	1.47	26
R5	21.14	0.36	0.02		0.38	(0.48)	—	—	(0.48)	21.04	1.81		242	0.88	0.81	(19)	1.74	26
Y	21.15	0.39	0.00	(9)	0.39	(0.49)	—	—	(0.49)	21.05	1.87		7,044	0.75	0.75	(19)	1.87	26

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or ETFs/ETNs, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)

Excluding the expenses not subject to cap, the ratios would have been 0.95%, 0.99%, 1.68%, 0.69%, 1.24%, 0.94%, 0.69%, 0.61% and 0.61% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(9)	Per share amount is less than $0.005.
(10)	Commenced operations on February 28, 2019.
(11)

Excluding the expenses not subject to cap, the ratios would have been 1.12%, 1.87%, 0.87%, 1.42%, 1.12%, 0.93% and 0.83% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(12)

Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 115% for the six-month period ended April 30, 2021 and 319% for the fiscal year ended October 31, 2020.

The accompanying notes are an integral part of these financial statements.

101

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

(13)

Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 0.98%, 1.48%, 1.20%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(14)

Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 110%, for the year ended October 31, 2017.

(15)

Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 113%, for the year ended October 31, 2017.

(16)

Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 38% for the six-month period ended April 30, 2021 and 91% for the year ended October 31, 2020.

(17)	Commenced operations on February 28, 2018.
(18)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(19)

Excluding the expenses not subject to cap, the ratios would have been 1.14%, 2.04%, 1.84%, 0.84%, 1.40%, 1.10%, 0.80% and 0.74% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(20)

Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 115%, for the year ended October 31, 2017.

(21)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 204%.

The accompanying notes are an integral part of these financial statements.

102

Hartford Multi-Strategy Funds

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty-six series, as of April 30, 2021. Financial statements for the series of the Company listed below (each a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Balanced Income Fund (the “Balanced Income Fund”)

Hartford AARP Balanced Retirement Fund (the “Balanced Retirement Fund”)

The Hartford Checks and Balances Fund (the “Checks and Balances Fund”)

The Hartford Conservative Allocation Fund (the “Conservative Allocation Fund”)

The Hartford Global Real Asset Fund (the “Global Real Asset Fund”)

The Hartford Growth Allocation Fund (the “Growth Allocation Fund”)

Hartford Moderate Allocation Fund (the “Moderate Allocation Fund”)

Hartford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (formerly, Hartford Multi-Asset Income and Growth Fund)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class F shares. Balanced Income Fund, Balanced Retirement Fund, and Multi-Asset Income Fund have registered for sale Class R6 shares. Also, each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, has registered for sale Class Y shares. Class A shares of each Fund, except Balanced Retirement Fund, are sold with a front-end sales charge of up to 5.50%. Balanced Retirement Fund’s Class A shares are sold with a front-end sales charge of up to 4.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. For more information, please see the Funds’ prospectus.

Each of the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds (“Affiliated Investment Companies” or “Underlying Funds”) during the period ended April 30, 2021.

Hartford Funds Management Company, LLC (“HFMC” or “Investment Manager”) serves as the investment manager to each Fund.

The Investment Manager and The Hartford Mutual Funds, Inc. have entered into a licensing arrangement with AARP, Inc. (“AARP”) under which AARP receives a royalty from the Investment Manager out of its own resources for licensing its brand to the Hartford AARP Balanced Retirement Fund. Hartford AARP Balanced Retirement Fund is managed by the Investment Manager, an investment adviser registered with the SEC, and distributed by Hartford Funds Distributors, LLC, a broker-dealer registered with the SEC and an affiliate of the Investment Manager. The Investment Manager and its affiliates are not affiliated with AARP and its affiliates. AARP and its affiliates are not broker-dealers or investment advisers and are not acting in any such capacity with respect to Hartford AARP Balanced Retirement Fund. AARP and its affiliates do not offer, recommend, or endorse the Investment Manager or any of its affiliates and are not making any recommendations regarding an investment in Hartford AARP Balanced Retirement Fund.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund’s shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

103

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments

104

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable. Income and capital gain distributions from the Underlying Funds are accrued on the ex-dividend date.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

105

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Global Real Asset Fund, Growth Allocation Fund and Moderate Allocation Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of each of Balanced Retirement Fund and Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.

Long-term capital gains distributions received from Underlying Funds, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

h)

Basis for Consolidations – The Global Real Asset Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Global Real Asset Fund (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Global Real Asset Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Global Real Asset Fund consistent with the investment objectives and policies specified in the Fund’s Prospectus and Statement of Additional Information.

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2021.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2021.

c)

Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim

106

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. Unfunded loan commitments, and the obligation to future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2021.

d)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2021.

e)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2021.

f)

Equity Linked Securities – Certain Funds may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund’s Schedule of Investments, if applicable, for equity linked securities as of April 30, 2021.

g)

Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company’s Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover

107

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund’s Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2021.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2021, each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2021, each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income Fund had used Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter (“OTC”) options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option.

108

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2021, each of Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income Fund had used Options Contracts.

d)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total

109

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2021, each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended April 30, 2021, each of Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income Fund had used Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2021, the Global Real Asset Fund had used Total Return Swap Contracts.

110

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

e)	Additional Derivative Instrument Information:

Balanced Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$5,952,938	$—	$—	$—	$—	$—	$5,952,938
Unrealized appreciation on foreign currency contracts	—	896,292	—	—	—	—	896,292
Unrealized appreciation on swap contracts(2)	—	—	6,020,196	—	—	—	6,020,196

Total	$5,952,938	$896,292	$6,020,196	$—	$—	$—	$12,869,426

Liabilities:
Unrealized depreciation on futures contracts(1)	$4,160,960	$—	$—	$—	$—	$—	$4,160,960
Unrealized depreciation on foreign currency contracts	—	1,572,627	—	—	—	—	1,572,627
Unrealized depreciation on swap contracts(2)	—	—	1,619,450	—	—	—	1,619,450

Total	$4,160,960	$1,572,627	$1,619,450	$—	$—	$—	$7,353,037

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative unrealized appreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$6,657,598	$—	$—	$—	$—	$—	$6,657,598
Net realized gain (loss) on swap contracts	—	—	829,595	—	—	—	829,595
Net realized gain (loss) on foreign currency contracts	—	(397,397)	—	—	—	—	(397,397)

Total	$6,657,598	$(397,397)	$829,595	$—	$—	$—	$7,089,796

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$408,292	$—	$—	$—	$—	$—	$408,292
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	3,295,416	—	—	—	3,295,416
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,964,682)	—	—	—	—	(1,964,682)

Total	$408,292	$(1,964,682)	$3,295,416	$—	$—	$—	$1,739,026

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	6,754
Futures Contracts Short at Number of Contracts	(4,443)
Swap Contracts at Notional Amount	$174,790,183
Foreign Currency Contracts Purchased at Contract Amount	$43,148,310
Foreign Currency Contracts Sold at Contract Amount	$134,227,399

111

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Balanced Retirement Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$399,790	$—	$—	$399,790
Unrealized appreciation on foreign currency contracts	—	113,403	—	—	—	—	113,403

Total	$—	$113,403	$—	$399,790	$—	$—	$513,193

Liabilities:
Unrealized depreciation on futures contracts(1)	$126,664	$—	$—	$—	$—	$—	$126,664
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—	—

Total	$126,664	$—	$—	$—	$—	$—	$126,664

(1)

Amount represents the cumulative unrealized depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$—	$—	$(588,929)	$—	$—	$(588,929)
Net realized gain (loss) on futures contracts	(160,871)	—	—	—	—	—	(160,871)
Net realized gain (loss) on foreign currency contracts	—	(186,601)	—	—	—	—	(186,601)

Total	$(160,871)	$(186,601)	$—	$(588,929)	$—	$—	$(936,401)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$—	$—	$(248,009)	$—	$—	$(248,009)
Net change in unrealized appreciation (depreciation) of futures contracts	(82,656)	—	—	—	—	—	(82,656)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	4,682	—	—	—	—	4,682

Total	$(82,656)	$4,682	$—	$(248,009)	$—	$—	$(325,983)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	1,269
Futures Contracts Long at Number of Contracts	55
Foreign Currency Contracts Sold at Contract Amount	$15,344,372

112

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Global Real Asset Fund (consolidated)

The Effect of Derivative Instruments on the (consolidated)Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$—	$3,110	$—	$3,110
Unrealized appreciation on futures contracts(1)	189,967	—	—	—	2,591,129	—	2,781,096
Unrealized appreciation on foreign currency contracts	—	125,237	—	—	—	—	125,237
Unrealized appreciation on swap contracts(2)	132	—	2,126	—	—	—	2,258

Total	$190,099	$125,237	$2,126	$—	$2,594,239	$—	$2,911,701

Liabilities:
Unrealized depreciation on futures contracts(1)	$199	$—	$—	$—	$259,599	$—	$259,798
Unrealized depreciation on bond forward contracts	7,055	—	—	—	—	—	7,055
Unrealized depreciation on foreign currency contracts	—	76,203	—	—	—	—	76,203
Written options, market value	—	—	—	—	5,245	—	5,245
Unrealized depreciation on swap contracts(2)	—	—	17,844	—	—	—	17,844

Total	$7,254	$76,203	$17,844	$—	$264,844	$—	$366,145

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative unrealized appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the (consolidated) Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$—	$—	$—	$(40,249)	$—	$(40,249)
Net realized gain (loss) on futures contracts	374,392	—	—	—	5,007,409	—	5,381,801
Net realized gain (loss) on written options contracts	—	—	—	—	7,613	—	7,613
Net realized gain (loss) on swap contracts	33,207	—	12,842	—	—	—	46,049
Net realized gain (loss) on bond forward contracts	168,704	—	—	—	—	—	168,704
Net realized gain (loss) on foreign currency contracts	—	28,202	—	—	—	—	28,202

Total	$576,303	$28,202	$12,842	$—	$4,974,773	$—	$5,592,120

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$—	$—	$—	$(14,172)	$—	$(14,172)
Net change in unrealized appreciation (depreciation) of futures contracts	92,258	—	—	—	2,441,543	—	2,533,801
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	—	(1,545)	—	(1,545)
Net change in unrealized appreciation (depreciation) of swap contracts	10,370	—	(23,947)	—	—	—	(13,577)
Net change in unrealized appreciation (depreciation) of bond forward contracts	54,123	—	—	—	—	—	54,123
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(139,355)	—	—	—	—	(139,355)

Total	$156,751	$(139,355)	$(23,947)	$—	$2,425,826	$—	$2,419,275

113

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Global Real Asset Fund (consolidated) – (continued)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	9,663
Futures Contracts Long at Number of Contracts	456
Futures Contracts Short at Number of Contracts	(161)
Written Options Contracts at Number of Contracts	(9,525)
Swap Contracts at Notional Amount	$3,878,900
Bond Forward Contracts at Notional Amount	$6,925,736
Foreign Currency Contracts Purchased at Contract Amount	$9,786,166
Foreign Currency Contracts Sold at Contract Amount	$15,579,271

Multi-Asset Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$1,348,100	$—	$—	$1,348,100
Unrealized appreciation on futures contracts(1)	186,483	—	—	—	—	—	186,483
Unrealized appreciation on foreign currency contracts	—	249,378	—	—	—	—	249,378

Total	$186,483	$249,378	$—	$1,348,100	$—	$—	$1,783,961

Liabilities:
Unrealized depreciation on futures contracts(1)	$351,511	$—	$—	$—	$—	$—	$351,511
Unrealized depreciation on foreign currency contracts	—	207	—	—	—	—	207
Written options, market value	—	—	—	321,300	—	—	321,300

Total	$351,511	$207	$—	$321,300	$—	$—	$673,018

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$—	$—	$(9,155,258)	$—	$—	$(9,155,258)
Net realized gain (loss) on futures contracts	(469,675)	—	—	588,859	—	—	119,184
Net realized gain (loss) on written options contracts	—	—	—	2,728,202	—	—	2,728,202
Net realized gain (loss) on foreign currency contracts	—	(944,599)	—	—	—	—	(944,599)

Total	$(469,675)	$(944,599)	$—	$(5,838,197)	$—	$—	$(7,252,471)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$—	$—	$(289,790)	$—	$—	$(289,790)
Net change in unrealized appreciation (depreciation) of futures contracts	(83,269)	—	—	—	—	—	(83,269)
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	178,390	—	—	178,390
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(140,865)	—	—	—	—	(140,865)

Total	$(83,269)	$(140,865)	$—	$(111,400)	$—	$—	$(335,534)

114

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Multi-Asset Income Fund – (continued)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	1,532
Futures Contracts Long at Number of Contracts	206
Futures Contracts Short at Number of Contracts	(112)
Written Options Contracts at Number of Contracts	(313)
Foreign Currency Contracts Purchased at Contract Amount	$14,750
Foreign Currency Contracts Sold at Contract Amount	$41,513,850

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2021:

Balanced Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$896,292	$(1,572,627)
Futures contracts	5,952,938	(4,160,960)
Swap contracts	6,020,196	(1,619,450)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	12,869,426	(7,353,037)

Derivatives not subject to a MNA	(11,949,219)	4,525,626

Total gross amount of assets and liabilities subject to MNA or similar agreements	$920,207	$(2,827,411)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$7,637	$—	$—	$—	$7,637
Barclays	21,936	(21,936)	—	—	—
BNP Paribas Securities Services	314,969	(39,208)	—	—	275,761
Citibank NA	13,996	(13,996)	—	—	—
Deutsche Bank Securities, Inc.	12,058	—	—	—	12,058
Goldman Sachs & Co.	301,310	(256,888)	—	—	44,422
JP Morgan Chase & Co.	166,235	(145,047)	—	—	21,188
Morgan Stanley	81,934	(81,934)	—	—	—
State Street Global Markets LLC	50	(50)	—	—	—
UBS AG	82	(82)	—	—	—

Total	$920,207	$(559,141)	$—	$—	$361,066

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(69,127)	$21,936	$—	$—	$(47,191)
BNP Paribas Securities Services	(39,208)	39,208	—	—	—
Canadian Imperial Bank of Commerce	(3,675)	—	—	—	(3,675)
Citibank NA	(583,241)	13,996	265,220	—	(304,025)
Goldman Sachs & Co.	(256,888)	256,888	—	—	—
HSBC Bank USA	(556,535)	—	—	—	(556,535)

115

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Balanced Income Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$(145,047)	$145,047	$—	$—	$—
Morgan Stanley	(1,100,820)	81,934	21,996	—	(996,890)
RBC Dominion Securities, Inc.	(23,833)	—	—	—	(23,833)
State Street Global Markets LLC	(7,441)	50	—	—	(7,391)
Toronto-Dominion Bank	(467)	—	—	—	(467)
UBS AG	(41,129)	82	—	—	(41,047)

Total	$(2,827,411)	$559,141	$287,216	$—	$(1,981,054)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Balanced Retirement Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$113,403	$—
Futures contracts	—	(126,664)
Purchased options	399,790	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	513,193	(126,664)

Derivatives not subject to a MNA	(399,790)	126,664

Total gross amount of assets and liabilities subject to MNA or similar agreements	$113,403	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$58,157	$—	$—	$—	$58,157
Barclays	18,794	—	—	—	18,794
BNP Paribas Securities Services	36,452	—	—	—	36,452

Total	$113,403	$—	$—	$—	$113,403

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Global Real Asset Fund (consolidated)

Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$—	$(7,055)
Foreign currency contracts	125,237	(76,203)
Futures contracts	2,781,096	(259,798)
Purchased options	3,110	—
Swap contracts	2,258	(17,844)
Written options	—	(5,245)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,911,701	(366,145)

Derivatives not subject to a MNA	(2,784,248)	265,036

Total gross amount of assets and liabilities subject to MNA or similar agreements	$127,453	$(101,109)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$20,806	$(20,806)	$—	$—	$—
Barclays	21,678	—	—	—	21,678
BNP Paribas Securities Services	34,791	(4,091)	—	—	30,700
Citibank NA	21,964	(18,857)	—	—	3,107
Deutsche Bank Securities, Inc.	5,761	(2,872)	—	—	2,889
Goldman Sachs & Co.	11,493	(3,750)	—	—	7,743
JP Morgan Chase & Co.	1,697	(400)	—	—	1,297
Morgan Stanley	4,446	(4,446)	—	—	—
Societe Generale	7	—	—	—	7
Westpac International	4,810	—	—	—	4,810

Total	$127,453	$(55,222)	$—	$—	$72,231

116

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Global Real Asset Fund (consolidated) – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(35,015)	$20,806	$—	$—	$(14,209)
BNP Paribas Securities Services	(4,091)	4,091	—	—	—
Citibank NA	(18,857)	18,857	—	—	—
Deutsche Bank Securities, Inc.	(2,872)	2,872	—	—	—
Goldman Sachs & Co.	(3,750)	3,750	—	—	—
JP Morgan Chase & Co.	(400)	400	—	—	—
Morgan Stanley	(30,856)	4,446	—	—	(26,410)
UBS AG	(5,268)	—	—	—	(5,268)

Total	$(101,109)	$55,222	$—	$—	$(45,887)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Multi-Asset Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$249,378	$(207)
Futures contracts	186,483	(351,511)
Purchased options	1,348,100	—
Written options	—	(321,300)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,783,961	(673,018)

Derivatives not subject to a MNA	(1,534,583)	672,811

Total gross amount of assets and liabilities subject to MNA or similar agreements	$249,378	$(207)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$249,378	$—	$—	$—	$249,378

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(207)	$—	$—	$—	$(207)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain Funds are exposed to the risks of the Underlying Funds and/or other investment companies in direct proportion to the amount of assets those Funds allocate to each Underlying Fund and/or other investment companies. The market values of the Underlying Funds and/or other investment companies may decline due to general market conditions which are not specifically related to a particular company in which the

117

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Underlying Fund and/or other investment companies invested, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities in which the Underlying Funds and/or other investment companies invest may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

The Funds may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as a “benchmark” or “reference rate” for various interest rate calculations. The use of certain LIBORs are expected to be phased out by the end of 2021. However, it is possible that certain LIBORs may continue beyond 2021 and the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on a Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to the end of 2021 with respect to certain LIBORs or mid-2023 for the remaining LIBORs.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2021. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

118

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2021 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Balanced Income Fund	$12,682,398,287	$2,477,975,778	$(120,453,989)	$2,357,521,789
Balanced Retirement Fund	96,439,595	12,832,025	(2,155,758)	10,676,267
Checks and Balances Fund	1,402,314,517	292,398,239	—	292,398,239
Conservative Allocation Fund	124,790,173	13,679,537	(674,798)	13,004,739
Global Real Asset Fund (consolidated)	149,065,206	27,164,671	(1,271,072)	25,893,599
Growth Allocation Fund	516,689,647	132,794,656	(897,438)	131,897,218
Moderate Allocation Fund	356,170,033	66,401,139	(1,389,154)	65,011,985
Multi-Asset Income Fund	860,700,544	83,185,027	(9,482,882)	73,702,145

c)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At October 31, 2020 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Balanced Retirement Fund(1)	$21,652,094	$6,382,761
Conservative Allocation Fund	—	713,854
Global Real Asset Fund (consolidated)	22,334,435	99,749,784
Multi-Asset Income Fund	14,314,981	—

(1)	Future utilization of losses are subject to limitation under current tax laws.

The Balanced Income Fund, Checks and Balances Fund, Growth Allocation Fund, and Moderate Allocation Fund had no capital loss carryforwards for U.S. income tax purposes at October 31, 2020.

During the year ended October 31, 2020 Conservative Allocation Fund utilized $3,245,671 of prior capital loss carryforwards.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, in accordance with the Fund’s investment objective and policies. Each Fund, except Checks and Balances Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income Fund, HFMC pays a sub-advisory fee to Wellington Management out of its advisory fee. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2021; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion

119

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Fund	Management Fee Rates

Balanced Retirement Fund (Excluding Assets Invested in investment companies for which HFMC or its affiliates serves as investment manager (“Affiliated Funds”))	0.3900% on first $1 billion and;
0.3800% on next $4 billion and;
0.3750% over $5 billion

Balanced Retirement Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds

Checks and Balances Fund	N/A

Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion

Global Real Asset Fund	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion

Multi-Asset Income Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion

HFMC has contractually agreed to waive the management fee it receives from the Global Real Asset Fund in an amount equal to the management fee paid to it by the Subsidiary. This waiver will remain in effect for as long as the Global Real Asset Fund remains invested in the Subsidiary.

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of the Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. As of April 30, 2021, HFMC received the following fee with respect to each Fund: any sub-accounting fee payable by HFMC plus the amount of expenses that HFMC allocates for providing the fund accounting services.

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2021, HFMC contractually limited the total operating expenses of each of the following Funds through February 28, 2022 (unless the Board of Directors approves its earlier termination) as follows for the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund(1)	0.96%	1.71%	0.66%	1.18%	0.88%	0.55%	0.45%	0.55%	0.45%
Conservative Allocation Fund(2)	1.19%	1.94%	0.94%	1.44%	1.14%	0.84%	N/A	N/A	0.84%
Global Real Asset Fund(3)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	N/A	0.90%	0.90%

(1)

HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the Fund’s investments in investment companies other than Affiliated Funds, and extraordinary expenses.

(2)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions and extraordinary expenses.
(3)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses.

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended April 30, 2021, these amounts, if any, are included in the Statements of Operations.

120

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Income Fund	0.86%	1.62%	0.61%	1.25%	0.94%	0.64%	0.54%	0.64%	0.54%
Balanced Retirement Fund	0.81%	1.56%	0.51%	1.07%	0.77%	0.45%	0.32%	0.45%	0.36%
Checks and Balances Fund	0.37%	1.16%	0.12%	0.75%	0.45%	0.15%	N/A	N/A	0.04%
Conservative Allocation Fund	0.58%	1.37%	0.33%	0.94%	0.64%	0.34%	N/A	N/A	0.23%
Global Real Asset Fund (consolidated)	1.25%	2.00%	0.98%	1.50%	1.20%	0.95%	N/A	0.90%	0.90%
Growth Allocation Fund	0.53%	1.33%	0.29%	0.86%	0.56%	0.26%	N/A	N/A	0.15%
Moderate Allocation Fund	0.52%	1.32%	0.28%	0.87%	0.58%	0.27%	N/A	N/A	0.17%
Multi-Asset Income Fund	1.01%	1.74%	0.70%	1.23%	1.02%	0.74%	0.63%	0.72%	0.62%

e)

Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2021, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$3,735,693	$109,085
Balanced Retirement Fund	5,015	362
Checks and Balances Fund	714,653	6,787
Conservative Allocation Fund	59,564	(73)
Global Real Asset Fund (consolidated)	50,959	33
Growth Allocation Fund	200,621	2,644
Moderate Allocation Fund	175,343	1,641
Multi-Asset Income Fund	203,982	2,744

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2021, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced Income Fund	$6,976
Balanced Retirement Fund	51
Checks and Balances Fund	776
Conservative Allocation Fund	64
Global Real Asset Fund (consolidated)	78
Growth Allocation Fund	297
Moderate Allocation Fund	195
Multi-Asset Income Fund	421

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any

121

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

From November 1, 2020 through February 28, 2021, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:

Fund	Class Y
Balanced Income Fund	0.10%
Multi-Asset Income Fund	0.09%

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2021, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6		Class Y	Class F
Balanced Income Fund	0.07%	0.08%	0.07%	0.21%	0.15%	0.11%	0.00	%*	0.10%	0.00	%*
Balanced Retirement Fund	0.14%	0.17%	0.11%	0.22%	0.16%	0.12%	0.00	%*	0.11%	0.00	%*
Checks and Balances Fund	0.09%	0.12%	0.09%	0.22%	0.17%	0.11%	N/A		N/A	0.00	%*
Conservative Allocation Fund	0.11%	0.15%	0.11%	0.22%	0.16%	0.12%	N/A		N/A	0.00	%*
Global Real Asset Fund (consolidated)	0.20%	0.25%	0.10%	0.20%	0.15%	0.10%	N/A		0.09%	0.00	%*
Growth Allocation Fund	0.13%	0.18%	0.14%	0.21%	0.16%	0.11%	N/A		N/A	0.00	%*
Moderate Allocation Fund	0.11%	0.15%	0.12%	0.21%	0.16%	0.10%	N/A		N/A	0.00	%*
Multi-Asset Income Fund	0.14%	0.12%	0.07%	0.22%	0.15%	0.12%	0.00	%*	0.10%	0.00	%*

*	Amount rounds to 0.00%.

8.	Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund do not currently engage in securities lending.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

122

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2021.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Balanced Income Fund	$111,529,822	$(111,529,822)	$—
Balanced Retirement Fund	854,816	(854,816)	—
Global Real Asset Fund (consolidated)	2,021,156	(2,021,156)	—
Multi-Asset Income Fund	6,828,404	(6,828,404)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Balanced Income Fund	$111,522,310	$1
Balanced Retirement Fund	878,017	—
Global Real Asset Fund (consolidated)	1,819,124	301,816
Multi-Asset Income Fund	5,162,788	1,962,047

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Balanced Income Fund
Securities Lending Transactions(1)
Common Stocks	$103,364,598	$—	$—	$—	103,364,598
Corporate Bonds	435,978	—	—	—	435,978
Foreign Government Obligations	5,048	—	—	—	5,048
Preferred Stocks	7,716,686	—	—	—	7,716,686

Total Borrowings	$111,522,310	$—	$—	$—	$111,522,310

Gross amount of recognized liabilities for securities lending transactions					$111,522,310

Balanced Retirement Fund
Securities Lending Transactions(1)
Common Stocks	$878,017	$—	$—	$—	878,017

Total Borrowings	$878,017	$—	$—	$—	$878,017

Gross amount of recognized liabilities for securities lending transactions					$878,017

Global Real Asset Fund (consolidated)
Securities Lending Transactions(1)
Common Stocks	$1,819,124	$—	$—	$—	1,819,124

Total Borrowings	$1,819,124	$—	$—	$—	$1,819,124

Gross amount of recognized liabilities for securities lending transactions					$1,819,124

123

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Multi-Asset Income Fund
Securities Lending Transactions(1)
Common Stocks	$5,145,980	$—	$—	$—	$5,145,980
Corporate Bonds	16,808	—	—	—	16,808

Total Borrowings	$5,162,788	$—	$—	$—	$5,162,788

Gross amount of recognized liabilities for securities lending transactions					$5,162,788

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Affiliate Holdings:

As of April 30, 2021, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5		Class R6	Class Y	Class F
Balanced Retirement Fund	—	—	—	—	—	—	%*	97%	—	—
Conservative Allocation Fund	—	—	—	—	—	—		N/A	N/A	8%
Global Real Asset Fund (consolidated)	—	—	—	—	4%	5%		N/A	—	—
Moderate Allocation Fund	—	—	—	—	—	—		N/A	N/A	—
Multi-Asset Income Fund	—	—	—	—	—	—		—	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3	Class R4		Class R5		Class R6		Class Y	Class F
Balanced Retirement Fund	—	—	—	—	—	%*	—	%*	—	%*	—	—
Conservative Allocation Fund	—	—	—	—	—		—		N/A		N/A	—	%*
Global Real Asset Fund (consolidated)	—	—	—	—	—	%*	—	%*	N/A		—	—
Moderate Allocation Fund	—	—	—	—	—		—		N/A		N/A	—
Multi-Asset Income Fund	—	—	—	—	—		—		—		—	—

*	Percentage rounds to zero.

As of April 30, 2021, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:

Fund	Percentage of Fund(1)
Balanced Income Fund	—	%*
Global Real Asset Fund (consolidated)	48%

(1)	As of April 30, 2021, the affiliated funds of funds and the 529 plan were invested in Class F shares.
*	Percentage rounds to zero.

11.	Affiliate Fund Transactions:

A summary of affiliate fund transactions for the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the period ended April 30, 2021 is as follows:

Affiliated Investment Companies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$5,567,000	$—	$1,159,290	$27,943	$1,104,731	$5,540,384	182,010	$77,449	$—
Hartford Multifactor Emerging Markets ETF	4,645,995	1,092,428	1,361,147	27,288	1,098,874	5,503,438	223,294	83,222	—
Hartford Multifactor US Equity ETF	5,682,523	—	3,590,992	444,705	828,473	3,364,709	85,616	61,531	—

124

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Balanced Retirement Fund – (continued)
The Hartford World Bond Fund, Class F	$8,981,083	$3,867,971	$1,300,299	$(6,205)	$36,936	$11,579,486	1,080,176	$60,892	$—

Total	$24,876,601	$4,960,399	$7,411,728	$493,731	$3,069,014	$25,988,017	1,571,096	$283,094	$—

Checks and Balances Fund
Hartford Total Return Bond ETF	$504,816,492	$57,353,501	$—	$—	$(8,338,283)	$553,831,710	13,664,735	$7,056,156	$—
The Hartford Capital Appreciation Fund, Class F	476,230,437	31,746,120	48,777,092	6,550,664	100,974,923	566,725,052	11,961,272	3,614,135	24,024,846
The Hartford Dividend and Growth Fund, Class F	482,551,309	16,336,893	71,966,265	8,710,907	135,226,683	570,859,527	18,105,282	4,795,891	10,877,946

Total	$1,463,598,238	$105,436,514	$120,743,357	$15,261,571	$227,863,323	$1,691,416,289	43,731,289	$15,466,182	$34,902,792

Conservative Allocation Fund
Hartford Core Bond ETF	$27,852,061	$2,666,490	$—	$—	$(764,197)	$29,754,354	729,243	$376,305	$—
Hartford Core Equity Fund, Class F	10,659,674	172,520	1,346,931	532,677	2,117,770	12,135,710	267,601	97,972	—
Hartford Emerging Markets Equity Fund, Class F	992,582	—	1,059,856	93,062	(25,788)	—	—	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,514,134	713,639	—	—	792,331	5,020,104	164,918	54,688	—
Hartford Multifactor US Equity ETF	5,168,676	—	276,069	40,794	1,313,845	6,247,246	158,963	64,745	—
Hartford Schroders Emerging Markets Equity Fund, Class F	—	1,073,352	152,876	11,971	114,954	1,047,401	49,359	10,188	—
Hartford Schroders International Multi-Cap Value Fund, Class F	1,629,945	209,887	249,865	19,484	501,424	2,110,875	204,147	24,480	—
Hartford Short Duration ETF	12,697,482	—	—	—	52,733	12,750,215	310,376	146,941	—
Hartford Small Cap Value Fund, Class F	2,197,699	285,903	490,546	184	1,266,969	3,260,209	239,018	32,897	—
The Hartford Equity Income Fund, Class F	6,128,690	410,908	994,579	53,157	1,598,798	7,196,974	322,445	79,914	68,969
The Hartford Growth Opportunities Fund, Class F	3,408,915	617,125	1,222,612	519,978	(172,440)	3,150,966	49,096	—	457,899
The Hartford Inflation Plus Fund, Class F	6,604,939	215,245	233,722	7,040	92,564	6,686,066	580,892	128,937	—
The Hartford International Growth Fund, Class F	1,619,699	711,950	215,705	25,137	307,476	2,448,557	127,132	5,656	57,626
The Hartford International Opportunities Fund, Class F	2,942,389	1,281,979	344,656	74,704	605,218	4,559,634	224,281	24,012	—
The Hartford MidCap Fund, Class F	2,510,642	308,126	1,263,138	234,941	288,481	2,079,052	53,405	—	291,544
The Hartford Small Company Fund, Class F	2,839,671	358,035	1,459,464	499,403	151,910	2,389,555	71,479	—	270,182
The Hartford Strategic Income Fund, Class F	10,896,884	317,167	282,743	15,870	237,761	11,184,939	1,209,183	160,485	121,125
The Hartford World Bond Fund, Class F	26,522,531	1,456,025	2,527,985	89,495	(37,816)	25,502,250	2,378,941	181,290	—

Total	$128,186,613	$10,798,351	$12,120,747	$2,217,897	$8,441,993	$137,524,107	7,140,479	$1,388,510	$1,267,345

Growth Allocation Fund
Hartford Core Bond ETF	$40,287,337	$—	$—	$—	$(1,025,575)	$39,261,762	962,258	$531,577	$—
Hartford Core Equity Fund, Class F	102,508,093	956,784	2,635,035	1,113,087	24,914,062	126,856,991	2,797,288	956,784	—
Hartford Emerging Markets Equity Fund, Class F	11,268,832	—	12,032,608	1,187,277	(423,501)	—	—	—	—

125

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions

Growth Allocation Fund – (continued)
Hartford Multifactor Developed Markets (ex-US) ETF	$39,151,871	$11,486,557	$—	$—	$8,980,991	$59,619,419	1,958,588	$609,297	$—
Hartford Multifactor US Equity ETF	50,464,789	—	3,680,920	479,919	12,679,519	59,943,307	1,525,275	628,455	—
Hartford Schroders Emerging Markets Equity Fund, Class F	—	12,191,418	971,929	124,445	1,398,666	12,742,600	600,500	121,246	—
Hartford Schroders International Multi-Cap Value Fund, Class F	18,717,025	1,899,799	3,929,746	94,575	5,857,989	22,639,642	2,189,520	280,614	—
Hartford Short Duration ETF	17,973,972	—	6,179,864	170,620	(78,095)	11,886,633	289,354	176,335	—
Hartford Small Cap Value Fund, Class F	23,106,271	1,686,365	6,108,235	(1,117,861)	14,693,458	32,259,998	2,365,102	360,692	—
The Hartford Equity Income Fund, Class F	58,280,383	1,453,425	2,109,695	125,301	16,127,703	73,877,117	3,309,907	793,753	658,922
The Hartford Growth Opportunities Fund, Class F	31,136,442	4,189,564	6,559,742	1,932,728	1,261,711	31,960,703	497,985	—	4,189,565
The Hartford Inflation Plus Fund, Class F	8,438,177	597,560	1,622,633	79,658	46,085	7,538,847	654,982	164,344	—
The Hartford International Growth Fund, Class F	16,560,817	4,796,488	—	—	3,393,366	24,750,671	1,285,082	60,464	602,420
The Hartford International Opportunities Fund, Class F	34,515,631	10,261,289	1,502,594	306,493	7,622,727	51,203,546	2,518,620	293,219	—
The Hartford MidCap Fund, Class F	26,270,528	3,152,980	8,925,208	2,506,713	3,272,678	26,277,691	674,998	—	3,152,980
The Hartford Small Company Fund, Class F	29,006,089	2,869,277	10,579,796	3,768,721	2,952,684	28,016,975	838,079	—	2,869,277
The Hartford Strategic Income Fund, Class F	10,069,134	1,741,860	—	—	218,250	12,029,244	1,300,459	161,271	113,038
The Hartford World Bond Fund, Class F	32,790,952	2,522,610	8,912,710	314,914	(254,033)	26,461,733	2,468,445	212,613	—

Total	$550,546,343	$59,805,976	$75,750,715	$11,086,590	$101,638,685	$647,326,879	26,236,442	$5,350,664	$11,586,202

Moderate Allocation Fund
Hartford Core Bond ETF	$55,559,554	$7,742,511	$—	$—	$(1,567,746)	$61,734,319	1,513,033	$758,244	$—
Hartford Core Equity Fund, Class F	50,417,978	469,462	2,822,708	1,136,537	11,552,755	60,754,024	1,339,670	469,462	—
Hartford Emerging Markets Equity Fund, Class F	6,764,123	—	7,222,580	722,478	(264,021)	—	—	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	21,631,266	3,843,705	—	—	4,853,284	30,328,255	996,329	336,634	—
Hartford Multifactor US Equity ETF	22,730,028	—	644,161	95,186	5,900,605	28,081,658	714,546	286,861	—
Hartford Schroders Emerging Markets Equity Fund, Class F	—	7,317,361	508,900	56,041	846,437	7,710,939	363,381	72,234	—
Hartford Schroders International Multi-Cap Value Fund, Class F	9,465,921	891,374	1,582,602	(29,567)	3,093,418	11,838,544	1,144,927	145,125	—
Hartford Short Duration ETF	20,302,038	—	—	—	84,314	20,386,352	496,261	234,944	—
Hartford Small Cap Value Fund, Class F	10,565,923	349,377	2,006,271	(621,861)	6,759,117	15,046,285	1,103,100	165,395	—
The Hartford Equity Income Fund, Class F	30,564,060	1,148,972	4,113,283	207,088	7,984,352	35,791,189	1,603,548	397,720	340,015
The Hartford Growth Opportunities Fund, Class F	15,494,172	2,081,685	3,919,695	1,593,229	(34,922)	15,214,469	237,059	—	2,081,685
The Hartford Inflation Plus Fund, Class F	10,687,691	729,459	169,415	5,732	157,915	11,411,382	991,432	215,537	—

126

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions

Moderate Allocation Fund – (continued)
The Hartford International Growth Fund, Class F	$9,147,986	$2,305,400	$—	$—	$1,877,213	$13,330,599	692,139	$33,398	$332,770
The Hartford International Opportunities Fund, Class F	19,290,492	5,631,903	1,927,655	346,741	3,960,515	27,301,996	1,342,941	155,328	—
The Hartford MidCap Fund, Class F	13,052,732	1,545,692	6,682,320	1,785,758	866,018	10,567,880	271,459	—	1,545,692
The Hartford Small Company Fund, Class F	13,895,862	1,367,952	5,293,630	1,825,280	1,303,290	13,098,754	391,826	—	1,367,953
The Hartford Strategic Income Fund, Class F	17,757,936	905,594	504,046	29,270	381,173	18,569,927	2,007,560	265,262	199,154
The Hartford World Bond Fund, Class F	44,286,532	1,922,346	7,099,469	250,458	(167,853)	39,192,014	3,655,971	298,512	—

Total	$371,614,294	$38,252,793	$44,496,735	$7,402,370	$47,585,864	$420,358,586	18,865,182	$3,834,656	$5,867,269

12.	Investment Transactions:

For the six-month period ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$3,093,443,194	$2,965,307,379	$248,888,783	$256,209,962	$3,342,331,977	$3,221,517,341
Balanced Retirement Fund	15,556,091	24,675,527	—	4,142,911	15,556,091	28,818,438
Checks and Balances Fund	105,436,514	120,743,357	—	—	105,436,514	120,743,357
Conservative Allocation Fund	10,798,351	12,120,747	—	—	10,798,351	12,120,747
Global Real Asset Fund (consolidated)	106,238,022	129,660,375	52,158,418	38,775,902	158,396,440	168,436,277
Growth Allocation Fund	59,805,976	75,750,715	—	—	59,805,975	75,750,715
Moderate Allocation Fund	38,252,793	44,496,735	—	—	38,252,793	44,496,735
Multi-Asset Income Fund	256,417,746	259,375,763	33,477,339	60,174,277	289,895,085	319,550,040

13.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2021, and the year ended October 31, 2020:

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	33,147,814	$523,898,189	55,154,686	$805,163,802
Shares Issued for Reinvested Dividends	3,907,090	61,107,510	7,936,617	113,564,659
Shares Redeemed	(20,540,386)	(320,937,571)	(43,400,316)	(620,795,570)

Net Increase (Decrease)	16,514,518	264,068,128	19,690,987	297,932,891

Class C
Shares Sold	10,341,245	$159,291,969	32,640,521	$469,055,916
Shares Issued for Reinvested Dividends	2,386,671	36,702,939	5,488,230	77,575,527
Shares Redeemed	(36,735,886)	(570,449,186)	(60,265,630)	(854,563,325)

Net Increase (Decrease)	(24,007,970)	(374,454,278)	(22,136,879)	(307,931,882)

Class I
Shares Sold	40,269,904	$628,966,913	92,488,693	$1,341,737,959
Shares Issued for Reinvested Dividends	4,124,953	64,546,420	7,950,893	113,702,614
Shares Redeemed	(33,830,980)	(528,614,559)	(76,433,649)	(1,077,602,824)

Net Increase (Decrease)	10,563,877	164,898,774	24,005,937	377,837,749

Class R3
Shares Sold	545,820	$8,596,295	1,268,147	$18,504,352
Shares Issued for Reinvested Dividends	141,623	2,223,210	348,715	5,023,457
Shares Redeemed	(1,561,201)	(24,513,576)	(3,872,565)	(55,251,531)

Net Increase (Decrease)	(873,758)	(13,694,071)	(2,255,703)	(31,723,722)

127

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Balanced Income Fund – (continued)
Class R4
Shares Sold	532,326	$8,387,536	1,364,794	$19,757,615
Shares Issued for Reinvested Dividends	90,180	1,416,866	208,288	2,998,525
Shares Redeemed	(848,700)	(13,267,452)	(2,445,432)	(35,519,890)

Net Increase (Decrease)	(226,194)	(3,463,050)	(872,350)	(12,763,750)

Class R5
Shares Sold	310,389	$4,893,553	959,413	$14,271,312
Shares Issued for Reinvested Dividends	40,806	641,852	81,136	1,163,782
Shares Redeemed	(504,247)	(7,936,660)	(1,098,983)	(15,820,053)

Net Increase (Decrease)	(153,052)	(2,401,255)	(58,434)	(384,959)

Class R6
Shares Sold	1,910,188	$30,232,556	10,859,156	$158,149,459
Shares Issued for Reinvested Dividends	265,326	4,199,692	384,810	5,565,783
Shares Redeemed	(2,176,261)	(34,362,831)	(7,732,607)	(115,016,307)

Net Increase (Decrease)	(747)	69,417	3,511,359	48,698,935

Class Y
Shares Sold	886,537	$14,007,473	3,162,755	$46,541,926
Shares Issued for Reinvested Dividends	138,840	2,197,087	367,928	5,319,103
Shares Redeemed	(3,607,206)	(56,401,605)	(3,116,033)	(45,084,145)

Net Increase (Decrease)	(2,581,829)	(40,197,045)	414,650	6,776,884

Class F
Shares Sold	19,515,697	$305,735,930	41,616,883	$606,292,789
Shares Issued for Reinvested Dividends	2,607,902	40,820,293	4,870,726	69,613,828
Shares Redeemed	(12,810,635)	(200,761,237)	(22,742,871)	(325,987,947)

Net Increase (Decrease)	9,312,964	145,794,986	23,744,738	349,918,670

Total Net Increase (Decrease)	8,547,809	$140,621,606	46,044,305	$728,360,816

Balanced Retirement Fund
Class A
Shares Sold	1,177,864	$11,491,127	829,270	$7,602,976
Shares Issued for Reinvested Dividends	79,036	761,242	162,227	1,478,434
Shares Redeemed	(972,638)	(9,345,644)	(2,278,169)	(20,637,828)

Net Increase (Decrease)	284,262	2,906,725	(1,286,672)	(11,556,418)

Class C
Shares Sold	17,139	$165,177	78,083	$722,298
Shares Issued for Reinvested Dividends	14,891	143,407	40,417	370,718
Shares Redeemed	(1,542,304)	(15,025,107)	(1,828,624)	(16,709,913)

Net Increase (Decrease)	(1,510,274)	(14,716,523)	(1,710,124)	(15,616,897)

Class I
Shares Sold	52,547	$504,031	182,682	$1,637,754
Shares Issued for Reinvested Dividends	15,936	153,219	45,459	414,252
Shares Redeemed	(259,454)	(2,499,282)	(1,694,859)	(15,377,224)

Net Increase (Decrease)	(190,971)	(1,842,032)	(1,466,718)	(13,325,218)

Class R3
Shares Sold	2,878	$27,688	9,782	$88,977
Shares Issued for Reinvested Dividends	825	7,945	1,630	14,895
Shares Redeemed	(13,669)	(131,778)	(63,318)	(580,754)

Net Increase (Decrease)	(9,966)	(96,145)	(51,906)	(476,882)

Class R4
Shares Sold	1,125	$10,715	4,368	$39,430
Shares Issued for Reinvested Dividends	237	2,274	736	6,666
Shares Redeemed	(19,414)	(184,355)	(232)	(2,082)

Net Increase (Decrease)	(18,052)	(171,366)	4,872	44,014

Class R5
Shares Sold	4,071	$39,083	4,185	$37,826
Shares Issued for Reinvested Dividends	844	8,089	1,727	15,682
Shares Redeemed	(8,404)	(80,798)	(26,426)	(242,776)

Net Increase (Decrease)	(3,489)	(33,626)	(20,514)	(189,268)

128

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Balanced Retirement Fund – (continued)
Class R6
Shares Sold	43	$416	—	$—
Shares Issued for Reinvested Dividends	16	154	29	261
Shares Redeemed	—	—	—	—

Net Increase (Decrease)	59	570	29	261

Class Y
Shares Sold	62,300	$590,868	28,372	$261,410
Shares Issued for Reinvested Dividends	2,154	20,601	4,584	41,554
Shares Redeemed	(74,614)	(714,575)	(215,860)	(1,978,491)

Net Increase (Decrease)	(10,160)	(103,106)	(182,904)	(1,675,527)

Class F
Shares Sold	2,677	$25,092	10,728	$95,263
Shares Issued for Reinvested Dividends	303	2,885	2,445	22,042
Shares Redeemed	(10,329)	(99,540)	(196,982)	(1,798,423)

Net Increase (Decrease)	(7,349)	(71,563)	(183,809)	(1,681,118)

Total Net Increase (Decrease)	(1,465,940)	$(14,127,066)	(4,897,746)	$(44,477,053)

Checks and Balances Fund
Class A
Shares Sold	6,307,914	$65,944,214	10,156,353	$92,300,349
Shares Issued for Reinvested Dividends	5,135,304	52,444,023	9,873,823	92,559,754
Shares Redeemed	(8,584,421)	(88,901,027)	(22,587,605)	(205,625,638)

Net Increase (Decrease)	2,858,797	29,487,210	(2,557,429)	(20,765,535)

Class C
Shares Sold	777,758	$8,029,178	2,105,788	$19,175,545
Shares Issued for Reinvested Dividends	452,569	4,582,397	1,125,820	10,530,364
Shares Redeemed	(4,299,759)	(44,837,002)	(7,044,277)	(64,072,525)

Net Increase (Decrease)	(3,069,432)	(32,225,427)	(3,812,669)	(34,366,616)

Class I
Shares Sold	1,126,657	$11,776,923	2,679,014	$25,021,261
Shares Issued for Reinvested Dividends	275,754	2,822,815	502,985	4,714,597
Shares Redeemed	(1,143,744)	(11,986,912)	(3,278,078)	(29,498,058)

Net Increase (Decrease)	258,667	2,612,826	(96,079)	237,800

Class R3
Shares Sold	128,908	$1,318,828	205,061	$1,897,830
Shares Issued for Reinvested Dividends	47,909	486,577	114,350	1,069,179
Shares Redeemed	(229,321)	(2,341,832)	(678,196)	(6,002,020)

Net Increase (Decrease)	(52,504)	(536,427)	(358,785)	(3,035,011)

Class R4
Shares Sold	12,779	$131,202	34,552	$312,513
Shares Issued for Reinvested Dividends	11,898	121,002	43,768	409,168
Shares Redeemed	(53,733)	(541,438)	(357,476)	(3,067,692)

Net Increase (Decrease)	(29,056)	(289,234)	(279,156)	(2,346,011)

Class R5
Shares Sold	6,240	$63,703	9,953	$87,599
Shares Issued for Reinvested Dividends	1,661	16,708	2,656	24,459
Shares Redeemed	(343)	(3,487)	(8,150)	(76,799)

Net Increase (Decrease)	7,558	76,924	4,459	35,259

Class F
Shares Sold	17,894	$179,113	234,727	$2,034,553
Shares Issued for Reinvested Dividends	9,169	93,837	45,118	422,013
Shares Redeemed	(15,541)	(164,177)	(728,964)	(7,058,907)

Net Increase (Decrease)	11,522	108,773	(449,119)	(4,602,341)

Total Net Increase (Decrease)	(14,448)	$(765,355)	(7,548,778)	$(64,842,455)

129

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Conservative Allocation Fund
Class A
Shares Sold	746,928	$8,762,908	1,927,539	$20,597,317
Shares Issued for Reinvested Dividends	147,813	1,707,235	247,687	2,675,018
Shares Redeemed	(687,563)	(8,010,244)	(1,877,308)	(19,807,169)

Net Increase (Decrease)	207,178	2,459,899	297,918	3,465,166

Class C
Shares Sold	66,726	$772,154	209,412	$2,213,734
Shares Issued for Reinvested Dividends	7,232	83,318	18,786	202,330
Shares Redeemed	(364,274)	(4,272,563)	(602,780)	(6,406,625)

Net Increase (Decrease)	(290,316)	(3,417,091)	(374,582)	(3,990,561)

Class I
Shares Sold	25,069	$290,093	88,733	$945,899
Shares Issued for Reinvested Dividends	2,902	33,517	3,272	35,338
Shares Redeemed	(39,015)	(453,333)	(38,336)	(406,988)

Net Increase (Decrease)	(11,044)	(129,723)	53,669	574,249

Class R3
Shares Sold	17,482	$204,580	43,777	$470,582
Shares Issued for Reinvested Dividends	2,692	31,199	6,034	65,407
Shares Redeemed	(57,642)	(666,071)	(122,210)	(1,330,140)

Net Increase (Decrease)	(37,468)	(430,292)	(72,399)	(794,151)

Class R4
Shares Sold	5,188	$60,665	54,323	$583,081
Shares Issued for Reinvested Dividends	1,517	17,531	4,695	50,805
Shares Redeemed	(43,047)	(503,198)	(151,530)	(1,543,673)

Net Increase (Decrease)	(36,342)	(425,002)	(92,512)	(909,787)

Class R5
Shares Sold	4,427	$51,881	18,006	$195,139
Shares Issued for Reinvested Dividends	2,384	27,577	5,129	55,546
Shares Redeemed	(11,945)	(138,026)	(74,415)	(805,682)

Net Increase (Decrease)	(5,134)	(58,568)	(51,280)	(554,997)

Class F
Shares Sold	12,653	$145,252	—	$—
Shares Issued for Reinvested Dividends	256	2,956	31	329
Shares Redeemed	(28)	(325)	—	—

Net Increase (Decrease)	12,881	147,883	31	329

Total Net Increase (Decrease)	(160,245)	$(1,852,894)	(239,155)	$(2,209,752)

Global Real Asset Fund (consolidated)
Class A
Shares Sold	297,488	$2,770,112	252,055	$1,992,769
Shares Issued for Reinvested Dividends	37,483	323,853	43,022	388,488
Shares Redeemed	(266,394)	(2,307,888)	(408,300)	(3,196,028)

Net Increase (Decrease)	68,577	786,077	(113,223)	(814,771)

Class C
Shares Sold	4,685	$42,657	5,809	$45,323
Shares Issued for Reinvested Dividends	4,242	36,145	5,829	51,874
Shares Redeemed	(172,470)	(1,567,378)	(135,100)	(1,065,726)

Net Increase (Decrease)	(163,543)	(1,488,576)	(123,462)	(968,529)

Class I
Shares Sold	215,113	$1,956,853	796,224	$6,104,654
Shares Issued for Reinvested Dividends	47,677	411,455	121,069	1,089,622
Shares Redeemed	(427,735)	(3,755,856)	(3,529,140)	(26,279,225)

Net Increase (Decrease)	(164,945)	(1,387,548)	(2,611,847)	(19,084,949)

Class R3
Shares Sold	506	$4,732	2,403	$19,783
Shares Issued for Reinvested Dividends	260	2,264	218	1,983
Shares Redeemed	(8)	(72)	(13)	(92)

Net Increase (Decrease)	758	6,924	2,608	21,674

130

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Global Real Asset Fund (consolidated) – (continued)
Class R4
Shares Sold	190	$1,703	396	$3,188
Shares Issued for Reinvested Dividends	52	448	146	1,324
Shares Redeemed	(2)	(20)	(4,349)	(29,596)

Net Increase (Decrease)	240	2,131	(3,807)	(25,084)

Class R5
Shares Sold	5,712	$51,245	13,903	$110,089
Shares Issued for Reinvested Dividends	562	4,816	174	1,553
Shares Redeemed	(465)	(4,143)	(3,561)	(28,525)

Net Increase (Decrease)	5,809	51,918	10,516	83,117

Class Y
Shares Sold	530,888	$4,834,089	813,785	$6,350,078
Shares Issued for Reinvested Dividends	172,713	1,488,786	284,846	2,563,617
Shares Redeemed	(738,515)	(6,426,563)	(5,965,482)	(47,653,015)

Net Increase (Decrease)	(34,914)	(103,688)	(4,866,851)	(38,739,320)

Class F
Shares Sold	226,404	$1,959,538	2,727,251	$19,813,540
Shares Issued for Reinvested Dividends	281,762	2,428,791	381,092	3,429,830
Shares Redeemed	(1,135,606)	(10,180,661)	(6,350,386)	(48,449,993)

Net Increase (Decrease)	(627,440)	(5,792,332)	(3,242,043)	(25,206,623)

Total Net Increase (Decrease)	(915,458)	$(7,925,094)	(10,948,109)	$(84,734,485)

Growth Allocation Fund
Class A
Shares Sold	1,485,631	$21,801,868	2,605,135	$31,316,296
Shares Issued for Reinvested Dividends	1,530,770	21,488,138	1,739,403	22,480,250
Shares Redeemed	(2,540,772)	(36,496,850)	(6,553,260)	(80,282,451)

Net Increase (Decrease)	475,629	6,793,156	(2,208,722)	(26,485,905)

Class C
Shares Sold	84,778	$1,208,583	258,776	$3,095,460
Shares Issued for Reinvested Dividends	92,142	1,284,917	133,984	1,718,571
Shares Redeemed	(1,037,523)	(15,216,666)	(1,406,749)	(17,134,642)

Net Increase (Decrease)	(860,603)	(12,723,166)	(1,013,989)	(12,320,611)

Class I
Shares Sold	78,636	$1,129,864	210,536	$2,637,036
Shares Issued for Reinvested Dividends	30,751	429,140	39,326	505,226
Shares Redeemed	(107,654)	(1,546,777)	(420,882)	(5,034,993)

Net Increase (Decrease)	1,733	12,227	(171,020)	(1,892,731)

Class R3
Shares Sold	19,251	$273,053	34,446	$416,310
Shares Issued for Reinvested Dividends	17,304	237,006	21,335	269,072
Shares Redeemed	(54,893)	(763,465)	(156,043)	(1,866,269)

Net Increase (Decrease)	(18,338)	(253,406)	(100,262)	(1,180,887)

Class R4
Shares Sold	10,146	$144,165	27,491	$332,935
Shares Issued for Reinvested Dividends	7,781	108,753	19,377	249,170
Shares Redeemed	(22,326)	(311,465)	(288,874)	(3,155,199)

Net Increase (Decrease)	(4,399)	(58,547)	(242,006)	(2,573,094)

Class R5
Shares Sold	11,127	$159,936	36,125	$448,386
Shares Issued for Reinvested Dividends	16,140	226,949	19,070	246,703
Shares Redeemed	(112,778)	(1,634,368)	(102,221)	(1,280,880)

Net Increase (Decrease)	(85,511)	(1,247,483)	(47,026)	(585,791)

Class F
Shares Sold	27,370	$395,256	11,277	$146,213
Shares Issued for Reinvested Dividends	1,255	17,525	920	11,830
Shares Redeemed	(4,744)	(67,899)	(5,650)	(69,262)

Net Increase (Decrease)	23,881	344,882	6,547	88,781

Total Net Increase (Decrease)	(467,608)	$(7,132,337)	(3,776,478)	$(44,950,238)

131

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Moderate Allocation Fund
Class A
Shares Sold	1,578,524	$20,761,055	2,213,094	$25,119,083
Shares Issued for Reinvested Dividends	966,671	12,373,470	946,724	11,319,607
Shares Redeemed	(1,806,700)	(23,378,870)	(4,455,322)	(51,125,001)

Net Increase (Decrease)	738,495	9,755,655	(1,295,504)	(14,686,311)

Class C
Shares Sold	88,264	$1,132,714	218,756	$2,466,597
Shares Issued for Reinvested Dividends	64,013	811,133	75,547	895,700
Shares Redeemed	(924,696)	(12,191,684)	(1,069,017)	(12,186,501)

Net Increase (Decrease)	(772,419)	(10,247,837)	(774,714)	(8,824,204)

Class I
Shares Sold	39,529	$517,901	191,976	$2,197,635
Shares Issued for Reinvested Dividends	29,926	384,587	30,578	366,848
Shares Redeemed	(84,850)	(1,110,077)	(284,155)	(3,265,648)

Net Increase (Decrease)	(15,395)	(207,589)	(61,601)	(701,165)

Class R3
Shares Sold	132,304	$1,711,793	164,710	$1,872,373
Shares Issued for Reinvested Dividends	35,693	449,855	38,859	457,905
Shares Redeemed	(157,053)	(1,953,629)	(327,044)	(3,696,079)

Net Increase (Decrease)	10,944	208,019	(123,475)	(1,365,801)

Class R4
Shares Sold	13,180	$171,260	47,208	$517,301
Shares Issued for Reinvested Dividends	9,396	120,555	8,928	106,871
Shares Redeemed	(73,374)	(939,042)	(43,047)	(506,036)

Net Increase (Decrease)	(50,798)	(647,227)	13,089	118,136

Class R5
Shares Sold	65,718	$869,928	73,474	$874,480
Shares Issued for Reinvested Dividends	17,571	225,988	18,509	222,154
Shares Redeemed	(48,711)	(631,138)	(116,121)	(1,298,307)

Net Increase (Decrease)	34,578	464,778	(24,138)	(201,673)

Class F
Shares Sold	11,593	$149,517	10,903	$130,772
Shares Issued for Reinvested Dividends	1,409	18,110	814	9,766
Shares Redeemed	(2,563)	(33,792)	(3,870)	(43,869)

Net Increase (Decrease)	10,439	133,835	7,847	96,669

Total Net Increase (Decrease)	(44,156)	$(540,366)	(2,258,496)	$(25,564,349)

Multi-Asset Income Fund
Class A
Shares Sold	1,124,917	$23,782,569	2,309,231	$45,748,122
Shares Issued for Reinvested Dividends	329,869	6,951,220	5,162,076	105,163,342
Shares Redeemed	(2,237,485)	(46,994,514)	(5,962,080)	(119,878,398)

Net Increase (Decrease)	(782,699)	(16,260,725)	1,509,227	31,033,066

Class C
Shares Sold	102,076	$2,153,126	558,821	$11,029,593
Shares Issued for Reinvested Dividends	25,210	532,089	749,180	15,305,211
Shares Redeemed	(905,133)	(19,253,656)	(1,928,016)	(38,667,340)

Net Increase (Decrease)	(777,847)	(16,568,441)	(620,015)	(12,332,536)

Class I
Shares Sold	1,690,854	$35,453,254	3,343,049	$65,779,871
Shares Issued for Reinvested Dividends	67,171	1,413,374	823,015	16,753,953
Shares Redeemed	(1,788,424)	(37,488,152)	(3,594,786)	(71,808,671)

Net Increase (Decrease)	(30,399)	(621,524)	571,278	10,725,153

Class R3
Shares Sold	6,565	$139,244	12,295	$247,049
Shares Issued for Reinvested Dividends	550	11,732	12,405	256,187
Shares Redeemed	(22,044)	(479,437)	(42,290)	(880,822)

Net Increase (Decrease)	(14,929)	(328,461)	(17,590)	(377,586)

132

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Multi-Asset Income Fund – (continued)
Class R4
Shares Sold	6,701	$143,170	7,784	$154,029
Shares Issued for Reinvested Dividends	323	6,937	9,038	187,742
Shares Redeemed	(636)	(13,634)	(45,347)	(848,704)

Net Increase (Decrease)	6,388	136,473	(28,525)	(506,933)

Class R5
Shares Sold	269	$5,747	652	$13,298
Shares Issued for Reinvested Dividends	86	1,843	2,694	55,805
Shares Redeemed	(847)	(18,489)	(11,045)	(220,418)

Net Increase (Decrease)	(492)	(10,899)	(7,699)	(151,315)

Class R6
Shares Sold	344	$7,421	9,119	$175,383
Shares Issued for Reinvested Dividends	206	4,419	1,274	26,195
Shares Redeemed	(824)	(17,924)	(563)	(10,960)

Net Increase (Decrease)	(274)	(6,084)	9,830	190,618

Class Y
Shares Sold	59,792	$1,279,081	297,672	$5,965,954
Shares Issued for Reinvested Dividends	4,349	93,287	95,278	1,976,308
Shares Redeemed	(264,691)	(5,502,129)	(407,803)	(7,910,063)

Net Increase (Decrease)	(200,550)	(4,129,761)	(14,853)	32,199

Class F
Shares Sold	344,017	$7,233,498	742,416	$14,754,381
Shares Issued for Reinvested Dividends	55,333	1,163,583	791,234	16,091,496
Shares Redeemed	(646,215)	(13,601,596)	(1,471,329)	(29,233,282)

Net Increase (Decrease)	(246,865)	(5,204,515)	62,321	1,612,595

Total Net Increase (Decrease)	(2,047,667)	$(42,993,937)	1,463,974	$30,225,261

14.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 4, 2021. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2020 through March 4, 2021, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2021, none of the Funds had borrowings under this facility.

15.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16.	Recent Accounting Pronouncement:

In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.

17.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Company, on behalf of the Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31,

133

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

2019. EY’s report on the Funds’ financial statements for the fiscal years October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of the Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

18.	Subsequent Events:

In connection with the preparation of the financial statements of each Fund as of and for the period ended April 30, 2021, events and transactions subsequent to April 30, 2021, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

Effective May 1, 2021, the fund accounting fee schedule as set forth in the fund accounting agreement by and between the Company, on behalf of the Funds, and HFMC, was revised. Effective May 1, 2021, the fund accounting fee for each Fund shall equal the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.

134

Hartford Multi-Strategy Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

135

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: T 04.180, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2021), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New BDM NV; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised February 2021

[This page is intentionally left blank]

[This page is intentionally left blank]

[This page is intentionally left blank]

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Hartford Balanced Income Fund, Hartford AARP Balanced Retirement Fund, The Hartford Global Real Asset Fund and Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund) are sub-advised by Wellington Management Company LLP (Wellington). HFD and HFMC are not affiliated with Wellington.

MFSAR-MS21    06/21    223140    Printed in U.S.A.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: July 8, 2021	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 8, 2021	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 8, 2021	By: /s/ David A. Naab
David A. Naab
Treasurer
(Principal Financial Officer and Principal Accounting Officer)